UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: December 31, 2015

Date of reporting period: January 1, 2015 through December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 C.F.R. § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 C.F.R. § 270.30e-1).

Annual Report

December 31, 2015

American Funds NVIT Asset Allocation Fund

AR-AM-AA 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	American Funds NVIT Asset Allocation Fund

For the annual period ended December 31, 2015, the American Funds NVIT Asset Allocation Fund (Class II) returned 0.98% versus 1.28% for its blended benchmark, 60% S&P 500® Index (S&P 500) and 40% Barclays U.S. Aggregate Bond Index*. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 223 funds as of December 31, 2015) was -0.97% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Below is the 2015 annual report commentary from American Funds Insurance Series® Asset Allocation Fund (Asset Allocation Fund), which is the sole investment of the American Funds NVIT Asset Allocation Fund. The Asset Allocation Fund’s performance return shown below and the American Funds NVIT Asset Allocation Fund’s performance return given above are different because different expense ratios apply to the Asset Allocation Fund versus the American Funds NVIT Asset Allocation Fund.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 1.40% for the 12 months ended December 31, 2015. The S&P 500 Index (S&P 500), the benchmark for the fund’s equity holdings, gained 1.38% over the same period, while the Barclays U.S. Aggregate Bond Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 0.55%. A blend of the two indexes, the 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index*, advanced 1.28%.

U.S. stocks ended the year only modestly higher despite the S&P 500 climbing to an all-time high in May as concerns about the outlook for global economic growth, lagging corporate earnings and declining commodity prices weighed on economically sensitive sectors. Bonds advanced modestly as investors awaited the Federal Reserves’ much anticipated rate hike.

The Asset Allocation Fund had double-digit gains across consumer discretionary, consumer staples, information technology and health care,

outpacing the index in each sector on a relative basis. Not surprisingly, the fund’s weakest sectors on both an absolute and relative basis were energy and materials.

The Asset Allocation Fund’s fixed-income holdings lagged the index. Commodity-related U.S. high-yield corporate bonds struggled, particularly toward year-end.

The Asset Allocation Fund’s portfolio managers slightly trimmed stock holdings, ending the year with 66.1% of assets in equities, down from 67.5% a year ago.

Portfolio Managers:

Alan N. Berro, J. David Carpenter, David A. Daigle, Jeffrey T. Lager, James R. Mulally and Eugene P. Stein — Capital Research and Management CompanySM

Asset Allocation Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

*The 60% S&P 500 Index/40% Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Bond Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

The American Funds NVIT Asset Allocation Fund (the Fund) is considered a feeder fund because it invests all of its assets in the Class 1 shares of the master fund, the Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund is subject to risks associated with holding significant positions in cash or money market instruments.

4

Fund Commentary	American Funds NVIT Asset Allocation Fund

The Fund is subject to asset allocation risk due to the Asset Allocation Fund’s percentage allocation to equity securities, debt securities and money market instruments. Please refer to the most recent prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Performance	American Funds NVIT Asset Allocation Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	0.98%	8.83%	6.02%
Blended Index	1.28%	8.95%	6.38%
S&P 500® Index	1.38%	12.57%	6.96%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.76%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.09%	0.94%

^	Current effective prospectus dated April 30, 2015. The table reflects the aggregate expenses of both the Master Fund and the Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

6

Fund Performance (con’t.)	American Funds NVIT Asset Allocation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Asset Allocation Fund since inception through 12/31/15 versus performance of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Fund’s Blended Index comprises 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

7

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Asset Allocation Fund December 31, 2015			Beginning Account Value($) 07/01/15	Ending Account Value($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	1,002.60	3.23	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.98	3.26	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

8

Statement of Assets and Liabilities

December 31, 2015

American Funds NVIT Asset Allocation Fund
Assets:
Investment in Master Fund (cost $4,605,125,327)	$5,508,409,541
Receivable for capital shares issued	559,655
Prepaid expenses	9,612

Total Assets	5,508,978,808

Liabilities:
Payable for investment purchased	557,967
Payable for capital shares redeemed	1,688
Accrued expenses and other payables:
Fund administration fees	104,055
Master feeder service provider fee	470,140
Distribution fees	1,175,358
Administrative servicing fees	1,132,907
Accounting and transfer agent fees	554
Custodian fees	29,982
Compliance program costs (Note 3)	5,998
Professional fees	15,939
Printing fees	35,335
Other	2,419

Total Liabilities	3,532,342

Net Assets	$5,505,446,466

Represented by:
Capital	$4,137,788,378
Accumulated undistributed net investment income	112,197,982
Accumulated net realized gains from investment	352,175,892
Net unrealized appreciation from investment	903,284,214

Net Assets	$5,505,446,466

Net Assets:
Class II Shares	$5,505,446,466

Total	$5,505,446,466

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	233,258,622

Total	233,258,622

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$23.60

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Year Ended December 31, 2015

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$104,413,849

Total Income	104,413,849

EXPENSES:
Fund administration fees	1,210,701
Master feeder service provider fees	13,670,729
Distribution fees Class II Shares	13,670,729
Administrative servicing fees Class II Shares	13,670,729
Professional fees	185,906
Printing fees	91,125
Trustee fees	153,163
Custodian fees	203,496
Accounting and transfer agent fees	2,804
Compliance program costs (Note 3)	23,336
Other	107,284

Total expenses before earnings credit and fees waived	42,990,002

Earnings credit (Note 4)	(5)
Master feeder service provider fees waived (Note 3)	(8,202,477)

Net Expenses	34,787,520

NET INVESTMENT INCOME	69,626,329

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	385,835,810
Net realized gains from investment transactions	12,109,172

Net realized gains from investment	397,944,982

Net change in unrealized depreciation from investment	(414,830,541)

Net realized/unrealized losses from investment	(16,885,559)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,740,770

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$69,626,329	$57,989,661
Net realized gains from investment	397,944,982	264,546,662
Net change in unrealized depreciation from investment	(414,830,541)	(69,234,414)

Change in net assets resulting from operations	52,740,770	253,301,909

Distributions to Shareholders From:
Net investment income:
Class II	(78,603,583)	(49,919,199)
Net realized gains:
Class II	(243,934,643)	(8,205,316)

Change in net assets from shareholder distributions	(322,538,226)	(58,124,515)

Change in net assets from capital transactions	392,113,071	177,197,899

Change in net assets	122,315,615	372,375,293

Net Assets:
Beginning of year	5,383,130,851	5,010,755,558

End of year	$5,505,446,466	$5,383,130,851

Accumulated undistributed net investment income at end of year	$112,197,982	$78,601,928

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$189,283,196	$213,116,034
Dividends reinvested	322,538,226	58,124,515
Cost of shares redeemed	(119,708,351)	(94,042,650)

Total Class II Shares	392,113,071	177,197,899

Change in net assets from capital transactions	$392,113,071	$177,197,899

SHARE TRANSACTIONS:
Class II Shares
Issued	7,658,669	8,759,087
Reinvested	14,258,984	2,350,364
Redeemed	(4,866,229)	(3,891,204)

Total Class II Shares	17,051,424	7,218,247

Total change in shares	17,051,424	7,218,247

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$24.90	0.31	(0.13)	0.18	(0.36)	(1.12)	(1.48)	$23.60	0.98%	$5,505,446,466	0.64%	1.27%	0.79%	2.20%
Year Ended December 31, 2014 (c)	$23.98	0.27	0.93	1.20	(0.24)	(0.04)	(0.28)	$24.90	4.99%	$5,383,130,851	0.64%	1.12%	0.79%	1.85%
Year Ended December 31, 2013 (c)	$19.70	0.25	4.32	4.57	(0.28)	(0.01)	(0.29)	$23.98	23.28%	$5,010,755,558	0.64%	1.13%	0.79%	1.95%
Year Ended December 31, 2012 (c)	$17.24	0.30	2.40	2.70	(0.24)	–	(0.24)	$19.70	15.72%	$3,864,951,690	0.64%	1.62%	0.79%	1.56%
Year Ended December 31, 2011 (c)	$17.31	0.31	(0.14)	0.17	(0.24)	–	(0.24)	$17.24	0.93%	$3,051,590,892	0.64%	1.80%	0.79%	0.58%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2015 was 29.97%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

13

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Master Fund. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investment
$—	$42,573,308	$(42,573,308)

Amount designated as “—“ is zero or has been rounded to zero.

14

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2016.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

15

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $1,210,701 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $23,336.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $13,670,729.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.25% for Class II shares.

4.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

16

Notes to Financial Statements (Continued)

December 31, 2015

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $648,672,557 and sales of $120,397,866 (excluding short-term securities).

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$78,603,583	$243,934,643	$322,538,226	$—	$322,538,226

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$49,919,199	$8,205,316	$58,124,515	$—	$58,124,515

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

17

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$112,197,982	$355,370,114	$467,568,096	$—	$900,089,992	$1,367,658,088

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$4,608,319,549	$962,660,108	$(62,570,116)	$900,089,992

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Asset Allocation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

19

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $243,934,643, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

20

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

21

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

22

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

23

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

25

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

26

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

27

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

28

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

29

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

30

Annual Report

December 31, 2015

American Funds NVIT Bond Fund

AR-AM-BD 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	American Funds NVIT Bond Fund

For the annual period ended December 31, 2015, the American Funds NVIT Bond Fund (Class II) returned -0.23% versus 0.55% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Core Bond Funds (consisting of 97 funds as of December 31, 2015) was 0.05% for the same time period.

Below is the 2015 annual report commentary from American Funds Insurance Series® Bond Fund (Bond Fund), which is the sole investment of the American Funds NVIT Bond Fund). The Bond Fund’s performance return shown below and the American Funds NVIT Bond Fund’s performance return given above are different because different expense ratios apply to the Bond Fund versus the American Funds NVIT Bond Fund.

Bond Fund gained 0.28% for the 12 months ended December 31, 2015. Its benchmark, the Barclays U.S. Aggregate Bond Index, rose 0.55%.

The foundation of the U.S. economy is firm, however, given the low levels of unemployment, we should be seeing wage inflation but are not. The market’s reaction was muted to the Federal Reserve’s (Fed) widely anticipated interest rate hike (of 25 basis points). The bottom dropped out of energy, due to external reasons, low demand and continued supply coming into the market. Investors fled that asset class, which hurt high yield.

The Bond Fund had a healthy allocation in Treasury Inflation Protected Securities (TIPS) in anticipation of employment cost inflation, which did not bear out. This position was offset by owning 30-year Treasuries, which helped the fund. The fund also benefitted from favorable duration and yield curve positioning. Although the fund had a lower concentration in mortgages, the issuer selection was positive.

The economy likely will continue to expand. Wage growth is still behind expectations and inflation is below where it should be. Still, our core view is that the economy is improving, which gives companies room for continued expansion. The Fed might adjust interest rates up to four times in 2016, but the market projects two. Portfolio managers consider two is too few and four is unlikely. Everything can be upended by global events, however, as the world has become geopolitically less stable.

Portfolio Managers:

David C. Barclay, David A. Hoag and Thomas H. Hogh — Capital Research and Management CompanySM

Bond Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Bond Fund (the Fund) is considered a feeder fund because it invests all of its assets in the Class 1 shares of the master fund, the Bond Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Bond Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Bond Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Performance	American Funds NVIT Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	(0.23)%	2.52%	2.88%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.18%	1.03%

^	Current effective prospectus dated April 30, 2015. The table reflects the aggregate expenses of both the Master Fund and the Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

5

Fund Performance (con’t.)	American Funds NVIT Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Bond Fund since inception through 12/31/15 versus performance of the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Bond Fund December 31, 2015			Beginning Account Value($) 07/01/15	Ending Account Value($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	1,002.90	3.23	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.98	3.26	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

7

Statement of Assets and Liabilities

December 31, 2015

American Funds NVIT Bond Fund
Assets:
Investment in Master Fund (cost $2,009,543,409)	$1,985,555,289
Cash	1,145
Receivable for capital shares issued	276,073
Prepaid expenses	3,314

Total Assets	1,985,835,821

Liabilities:
Payable for investment purchased	275,377
Payable for capital shares redeemed	695
Accrued expenses and other payables:
Fund administration fees	39,295
Master feeder service provider fee	168,138
Distribution fees	420,349
Administrative servicing fees	397,778
Accounting and transfer agent fees	211
Custodian fees	11,310
Compliance program costs (Note 3)	2,098
Professional fees	10,696
Printing fees	24,118
Other	160

Total Liabilities	1,350,225

Net Assets	$1,984,485,596

Represented by:
Capital	$1,959,180,229
Accumulated undistributed net investment income	56,234,595
Accumulated net realized losses from investment	(6,941,108)
Net unrealized depreciation from investment	(23,988,120)

Net Assets	$1,984,485,596

Net Assets:
Class II Shares	$1,984,485,596

Total	$1,984,485,596

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	175,000,988

Total	175,000,988

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.34

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Year Ended December 31, 2015

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$38,361,007

Total Income	38,361,007

EXPENSES:
Fund administration fees	451,182
Master feeder service provider fees	4,815,691
Distribution fees Class II Shares	4,815,691
Administrative servicing fees Class II Shares	4,815,691
Professional fees	74,762
Printing fees	64,490
Trustee fees	53,881
Custodian fees	72,454
Accounting and transfer agent fees	1,165
Compliance program costs (Note 3)	8,352
Other	45,278

Total expenses before earnings credit and fees waived	15,218,637

Earnings credit (Note 4)	(13)
Master feeder service provider fees waived (Note 3)	(2,889,428)

Net Expenses	12,329,196

NET INVESTMENT INCOME	26,031,811

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	37,320,441
Net realized gains from investment transactions	758,728

Net realized gains from investment	38,079,169

Net change in unrealized depreciation from investment	(69,416,384)

Net realized/unrealized losses from investment	(31,337,215)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,305,404)

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$26,031,811	$27,119,883
Net realized gains from investment	38,079,169	552,041
Net change in unrealized appreciation/depreciation from investment	(69,416,384)	51,529,768

Change in net assets resulting from operations	(5,305,404)	79,201,692

Distributions to Shareholders From:
Net investment income:
Class II	(27,119,851)	(21,601,184)
Net realized gains:
Class II	(832,724)	(15,365,697)

Change in net assets from shareholder distributions	(27,952,575)	(36,966,881)

Change in net assets from capital transactions	237,246,256	208,842,563

Change in net assets	203,988,277	251,077,374

Net Assets:
Beginning of year	1,780,497,319	1,529,419,945

End of year	$1,984,485,596	$1,780,497,319

Accumulated undistributed net investment income at end of year	$56,234,595	$27,119,115

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$254,834,307	$260,822,433
Dividends reinvested	27,952,575	36,966,881
Cost of shares redeemed	(45,540,626)	(88,946,751)

Total Class II Shares	237,246,256	208,842,563

Change in net assets from capital transactions	$237,246,256	$208,842,563

SHARE TRANSACTIONS:
Class II Shares
Issued	22,039,823	22,692,131
Reinvested	2,458,450	3,248,408
Redeemed	(3,978,023)	(7,736,175)

Total Class II Shares	20,520,250	18,204,364

Total change in shares	20,520,250	18,204,364

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions			Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015(c)	$11.53	0.16	(0.19)	(0.03)	(0.16)	–	(0.16)	$11.34	(0.23)%	$1,984,485,596	0.64%	1.35%	0.79%	2.38%
Year Ended December 31, 2014(c)	$11.22	0.18	0.37	0.55	(0.14)	(0.10)	(0.24)	$11.53	4.98%	$1,780,497,319	0.64%	1.61%	0.79%	5.32%
Year Ended December 31, 2013(c)	$11.73	0.18	(0.49)	(0.31)	(0.20)	–	(0.20)	$11.22	(2.57)%	$1,529,419,945	0.64%	1.54%	0.79%	0.90%
Year Ended December 31, 2012(c)	$11.43	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.73	4.97%	$1,264,772,354	0.64%	2.21%	0.79%	2.71%
Year Ended December 31, 2011(c)	$11.06	0.31	0.31	0.62	(0.25)	–	(0.25)	$11.43	5.72%	$1,056,562,267	0.64%	2.80%	0.79%	6.77%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2015 was 20.00%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

12

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from the Master Fund. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investment
$—	$30,203,520	$(30,203,520)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal

13

Notes to Financial Statements (Continued)

December 31, 2015

Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2016.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

14

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, NFM earned $451,182 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $8,352.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $4,815,691.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.25% for Class II shares.

4.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $319,688,993 and sales of $45,811,752 (excluding short-term securities).

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

15

Notes to Financial Statements (Continued)

December 31, 2015

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$27,119,851	$832,724	$27,952,575	$—	$27,952,575

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$21,601,184	$15,365,697	$36,966,881	$—	$36,966,881

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

16

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$56,234,595	$7,763,358	$63,997,953	$—	$(38,692,586)	$25,305,367

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,024,247,875	$19,108,815	$(57,801,401)	$(38,692,586)

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Bond Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

18

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 0.39%.

The Fund designates $832,724, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

19

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

20

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

21

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

22

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

24

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

25

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

26

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

27

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

28

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2015

American Funds NVIT Global Growth Fund

AR-AM-GG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	American Funds NVIT Global Growth Fund

For the annual period ended December 31, 2015, the American Funds NVIT Global Growth Fund (Class II) returned 6.54% versus -2.36% for its benchmark, the MSCI ACWI (All Country World Index)*. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Global Multi-Cap Growth Funds (consisting of 24 funds as of December 31, 2015) was 2.78% for the same time period.

Below is the 2015 annual report commentary from American Funds Insurance Series® Global Growth Fund (Global Growth Fund), which is the sole investment of the American Funds NVIT Global Growth Fund). The Global Growth Fund’s performance return shown below and the American Funds NVIT Global Growth Fund’s performance return given above are different because different expense ratios apply to the Global Growth Fund versus the American Funds NVIT Global Growth Fund.

Global Growth Fund gained 6.94% for the 12 months ended December 31, 2015, compared with a 2.36% decrease for the MSCI ACWI.*

U.S. growth has been the strongest anchor in the global economy, whereas China has slowed as it shifts from industrialization to consumption. Meanwhile, Europe and Japan appear to be at the start of economic recoveries. This bodes well for emerging markets, which have been struggling.

Strong selection within consumer discretionary holdings boosted fund results, led by Home Depot, and Internet retailing giant, Amazon. Health care stocks were also large contributors, highlighted by Denmark’s Novo Nordisk, also U.S.-based biopharmaceutical company, Regeneron Pharmaceuticals, which has demonstrated a record of strong sales for medication that treats blindness-causing retinal conditions. Information technology stocks also buoyed returns, most notably Japanese electronics and video game company, Nintendo.

Stocks of companies domiciled in the U.S., Denmark and Japan were additive to results, while stocks based in The Netherlands and Germany lagged.

Earnings may not grow as fast in the U.S. because profit margins are currently at high levels. In contrast, European and Japanese stocks have anticipated a recovery, but earnings have been disappointing. As a result, the exciting opportunities we see are actually individual companies that can benefit from being in that part of the market where there is earnings growth from companies that offer high-quality, branded products.

Portfolio Managers:

Isabelle de Wismes, Jonathan Knowles and Steven T. Watson — Capital Research and Management CompanySM

*The MSCI ACWI Index result reflects dividends net of withholding taxes and reinvestment of distributions.

Global Growth Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Global Growth Fund (the Fund) is considered a feeder fund because it invests all of its assets in the Class 1 shares of the master fund, the Global Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Performance	American Funds NVIT Global Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	6.54%	9.10%	7.41%
MSCI ACWISM	(2.36)%	6.09%	4.76%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.37%	1.22%

^	Current effective prospectus dated April 30, 2015. The table reflects the aggregate expenses of both the Master Fund and the Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

5

Fund Performance (con’t.)	American Funds NVIT Global Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Global Growth Fund since inception through 12/31/15 versus performance of the MSCI ACWI and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Global Growth Fund December 31, 2015			Beginning Account Value($) 07/01/15	Ending Account Value($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	988.10	3.36	0.67
	Hypothetical	(b)(c)	1,000.00	1,021.83	3.41	0.67

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

7

Statement of Assets and Liabilities

December 31, 2015

American Funds NVIT Global Growth Fund
Assets:
Investment in Master Fund (cost $268,166,550)	$302,302,122
Receivable for investment sold	12,023
Receivable for capital shares issued	55,625
Prepaid expenses	502

Total Assets	302,370,272

Liabilities:
Payable for capital shares redeemed	67,649
Accrued expenses and other payables:
Fund administration fees	8,746
Master feeder service provider fee	25,697
Distribution fees	64,243
Administrative servicing fees	63,446
Accounting and transfer agent fees	49
Custodian fees	1,612
Compliance program costs (Note 3)	326
Professional fees	8,166
Printing fees	13,660
Other	58

Total Liabilities	253,652

Net Assets	$302,116,620

Represented by:
Capital	$248,029,666
Accumulated undistributed net investment income	4,458,447
Accumulated net realized gains from investment	15,492,935
Net unrealized appreciation from investment	34,135,572

Net Assets	$302,116,620

Net Assets:
Class II Shares	$302,116,620

Total	$302,116,620

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	10,248,565

Total	10,248,565

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$29.48

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Year Ended December 31, 2015

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$3,852,808

Total Income	3,852,808

EXPENSES:
Fund administration fees	100,618
Master feeder service provider fees	728,857
Distribution fees Class II Shares	728,857
Administrative servicing fees Class II Shares	728,857
Professional fees	22,595
Printing fees	40,281
Trustee fees	8,147
Custodian fees	10,845
Accounting and transfer agent fees	379
Compliance program costs (Note 3)	1,257
Other	9,267

Total expenses before fees waived	2,379,960

Master feeder service provider fees waived (Note 3)	(437,316)

Net Expenses	1,942,644

NET INVESTMENT INCOME	1,910,164

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	28,287,767
Net realized gains from investment transactions	2,743,245

Net realized gains from investment	31,031,012

Net change in unrealized depreciation from investment	(15,713,264)

Net realized/unrealized gains from investment	15,317,748

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,227,912

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$1,910,164	$1,932,585
Net realized gains from investment	31,031,012	26,752,590
Net change in unrealized depreciation from investment	(15,713,264)	(24,211,920)

Change in net assets resulting from operations	17,227,912	4,473,255

Distributions to Shareholders From:
Net investment income:
Class II	(1,924,673)	(1,815,309)
Net realized gains:
Class II	(26,714,711)	–

Change in net assets from shareholder distributions	(28,639,384)	(1,815,309)

Change in net assets from capital transactions	52,822,868	15,128,424

Change in net assets	41,411,396	17,786,370

Net Assets:
Beginning of year	260,705,224	242,918,854

End of year	$302,116,620	$260,705,224

Accumulated undistributed net investment income at end of year	$4,458,447	$1,924,417

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$47,114,983	$33,880,024
Dividends reinvested	28,639,384	1,815,309
Cost of shares redeemed	(22,931,499)	(20,566,909)

Total Class II Shares	52,822,868	15,128,424

Change in net assets from capital transactions	$52,822,868	$15,128,424

SHARE TRANSACTIONS:
Class II Shares
Issued	1,484,208	1,114,762
Reinvested	1,009,140	58,653
Redeemed	(714,021)	(683,599)

Total Class II Shares	1,779,327	489,816

Total change in shares	1,779,327	489,816

Amount	designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015(c)	$30.78	0.21	1.68	1.89	(0.21)	(2.98)	(3.19)	$29.48	6.54%	$302,116,620	0.67%	0.65%	0.82%	6.09%
Year Ended December 31, 2014(c)	$30.44	0.24	0.32	0.56	(0.22)	–	(0.22)	$30.78	1.84%	$260,705,224	0.67%	0.78%	0.82%	6.40%
Year Ended December 31, 2013(c)	$23.75	0.24	6.55	6.79	(0.10)	–	(0.10)	$30.44	28.64%	$242,918,854	0.68%	0.89%	0.83%	7.29%
Year Ended December 31, 2012(c)	$19.62	0.11	4.21	4.32	(0.19)	–	(0.19)	$23.75	22.09%	$176,549,306	0.69%	0.49%	0.84%	9.73%
Year Ended December 31, 2011(c)	$21.83	0.19	(2.20)	(2.01)	(0.20)	–	(0.20)	$19.62	(9.31%)	$147,886,216	0.69%	0.91%	0.84%	13.62%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2015 was 5.46%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

12

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Master Fund. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investment
$—	$2,548,539	$(2,548,539)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal

13

Notes to Financial Statements (Continued)

December 31, 2015

Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2016.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $100,618 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

14

Notes to Financial Statements (Continued)

December 31, 2015

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,257.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $728,857.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.25% for Class II shares.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $71,765,883 and sales of $17,649,417 (excluding short-term securities).

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

15

Notes to Financial Statements (Continued)

December 31, 2015

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. New	Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,924,673	$26,714,711	$28,639,384	$—	$28,639,384

Amount designated as “—“ is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,815,309	$—	$1,815,309	$—	$1,815,309

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,458,448	$28,465,662	$32,941,110	$—	$21,162,844	$54,086,954

Amount designated as “—“ is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

16

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$281,139,278	$31,105,782	$(9,942,938)	$21,162,844

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Global Growth Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Global Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

18

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 48.93%.

The Fund designates $26,714,711, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $2,447,767 or $0.2388 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $319,286 or $0.0312 per outstanding share.

19

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

20

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

21

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

22

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

24

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

25

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

26

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

27

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

28

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2015

American Funds NVIT Growth-Income Fund

AR-AM-GI 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	American Funds NVIT Growth-Income Fund

For the annual period ended December 31, 2015, the American Funds NVIT Growth-Income Fund (Class II) returned 1.09% versus 1.38% for its benchmark, the S&P 500® Index (S&P 500). For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 204 funds as of December 31, 2015) was 0.37% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Below is the 2015 annual report commentary from the American Funds Insurance Series® Growth-Income Fund (Growth-Income Fund), which is the sole investment of the American Funds NVIT Growth-Income Fund. The Growth-Income Fund’s performance return shown below and the American Funds NVIT Growth-Income Fund’s performance return given above are different because different expense ratios apply to the Growth-Income Fund versus the American Funds NVIT Growth-Income Fund.

Growth-Income Fund gained 1.45% for the 12 months ended December 31, 2015, while the S&P 500 increased 1.38%.

The U.S. economy slowly improved, yet at a less robust rate than investors might have hoped for in a normal post-recession recovery. The Federal Reserve raised interest rates by 25 basis points for the first time in seven years, setting the stage for gradually tightening monetary policy in the years ahead. Europe remains challenged by high debt levels in the euro zone and weak growth. China experienced an economic slowdown, which rattled global stock markets in August.

Consumer discretionary stocks led the way for the Growth-Income Fund as Amazon and Netflix each gained triple-digits for the year. Alphabet (formerly known as Google) was a strong stock within information technology as it continues to dominate Internet search, while Yahoo offset gains. Health care investments also did well, with Gilead Sciences contributing to results.

The industrial economy was weak as the price of oil and commodities dipped. Energy, industrials and materials were the three weakest sectors. Brazilian metals and mining corporation, Vale, was a top detractor.

Some signs of weakness in the U.S. economy have appeared, such as declining activity in the transportation and industrial sectors; and while this could be a seasonal disappointment, it could also be something more significant. However, should this eventually result in increased volatility, it can give the Growth-Income Fund’s portfolio managers an opportunity to invest in companies with more favorable valuations for the long term.

Portfolio Managers:

J. Blair Frank, Claudia P. Huntington,

Donald D. O’Neal, William L. Robbins and

Dylan Yolles — Capital Research and Management CompanySM

Growth-Income Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Growth-Income Fund (the Fund) is considered a feeder fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Growth funds may underperform other funds that use different investing styles. The Fund is also subject to dividend risk. Income provided by the Fund could be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Growth-Income Fund invests. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Performance	American Funds NVIT Growth-Income Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	1.09%	11.14%	6.11%
S&P 500® Index	1.38%	12.57%	7.31%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 27, 2007. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.08%	0.93%

^	Current effective prospectus dated April 30, 2015. The table reflects the aggregate expenses of both the Master Fund and the Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

5

Fund Performance (con’t.)	American Funds NVIT Growth-Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth-Income Fund since inception through 12/31/15 versus performance of the S&P 500® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth-Income Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	983.70	3.20	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.98	3.26	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

7

Statement of Assets and Liabilities

December 31, 2015

American Funds NVIT Growth- Income Fund
Assets:
Investment in Master Fund (cost $1,924,666,378)	$2,213,598,176
Receivable for capital shares issued	350,978
Prepaid expenses	3,700

Total Assets	2,213,952,854

Liabilities:
Payable for investments purchased	349,384
Payable for capital shares redeemed	1,594
Accrued expenses and other payables:
Fund administration fees	43,525
Master feeder service provider fee	187,868
Distribution fees	469,674
Administrative servicing fees	445,225
Accounting and transfer agent fees	228
Custodian fees	11,482
Compliance program costs (Note 3)	2,381
Professional fees	10,425
Printing fees	24,961
Other	237

Total Liabilities	1,546,984

Net Assets	$2,212,405,870

Represented by:
Capital	$1,580,946,279
Accumulated undistributed net investment income	28,980,705
Accumulated net realized gains from investment	313,547,088
Net unrealized appreciation from investment	288,931,798

Net Assets	$2,212,405,870

Net Assets:
Class II Shares	$2,212,405,870

Total	$2,212,405,870

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	40,366,499

Total	40,366,499

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$54.81

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Year Ended December 31, 2015

American Funds NVIT Growth- Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$34,577,183

Total Income	34,577,183

EXPENSES:
Fund administration fees	494,615
Master feeder service provider fees	5,322,224
Distribution fees Class II Shares	5,322,224
Administrative servicing fees Class II Shares	5,322,224
Professional fees	80,781
Printing fees	66,222
Trustee fees	59,664
Custodian fees	79,392
Accounting and transfer agent fees	1,283
Compliance program costs (Note 3)	9,102
Other	46,856

Total expenses before earnings credit and fees waived	16,804,587

Earnings credit (Note 4)	(12)
Master feeder service provider fees waived (Note 3)	(3,193,350)

Net Expenses	13,611,225

NET INVESTMENT INCOME	20,965,958

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund	305,176,877
Net realized gains from investment transactions	47,612,617

Net realized gains from investment	352,789,494

Net change in unrealized depreciation from investment	(352,365,538)

Net realized/unrealized gains from investment	423,956

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,389,914

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$20,965,958	$18,269,528
Net realized gains from investment	352,789,494	147,481,448
Net change in unrealized appreciation/depreciation from investment	(352,365,538)	19,371,604

Change in net assets resulting from operations	21,389,914	185,122,580

Distributions to Shareholders From:
Net investment income:
Class II	(18,268,974)	(15,259,468)
Net realized gains:
Class II	(147,481,412)	(17,468,006)

Change in net assets from shareholder distributions	(165,750,386)	(32,727,474)

Change in net assets from capital transactions	303,145,404	148,440,552

Change in net assets	158,784,932	300,835,658

Net Assets:
Beginning of year	2,053,620,938	1,752,785,280

End of year	$2,212,405,870	$2,053,620,938

Accumulated undistributed net investment income at end of year	$28,980,705	$18,268,260

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$227,474,953	$237,806,673
Dividends reinvested	165,750,386	32,727,474
Cost of shares redeemed	(90,079,935)	(122,093,595)

Total Class II Shares	303,145,404	148,440,552

Change in net assets from capital transactions	$303,145,404	$148,440,552

SHARE TRANSACTIONS:
Class II Shares
Issued	3,944,961	4,213,610
Reinvested	3,141,592	559,539
Redeemed	(1,509,950)	(2,161,884)

Total Class II Shares	5,576,603	2,611,265

Total change in shares	5,576,603	2,611,265

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$59.03	0.58	(0.12)	0.46	(0.52)	(4.16)	(4.68)	$54.81	1.09%		$2,212,405,870	0.64%	0.98%	0.79%	4.16%
Year Ended December 31, 2014 (c)	$54.47	0.56	5.00	5.56	(0.47)	(0.53)	(1.00)	$59.03	10.23%		$2,053,620,938	0.64%	0.98%	0.79%	6.49%
Year Ended December 31, 2013 (c)	$41.37	0.49	13.10	13.59	(0.49)	–	(0.49)	$54.47	32.97%		$1,752,785,280	0.64%	1.03%	0.79%	8.42%
Year Ended December 31, 2012 (c)	$35.70	0.51	5.57	6.08	(0.41)	–	(0.41)	$41.37	17.06%		$1,276,998,759	0.64%	1.30%	0.79%	4.27%
Year Ended December 31, 2011 (c)	$36.87	0.52	(1.33)	(0.81)	(0.36)	–	(0.36)	$35.70	(2.24%	)	$1,024,101,994	0.64%	1.42%	0.79%	3.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2015 was 9.14%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

12

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Master Fund. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investment
$—	$8,015,461	$(8,015,461)

Amount designated as “—“ is zero or has been rounded to zero.

13

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2016.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

14

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $494,615 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $9,102.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $5,322,224.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.25% for Class II shares.

4.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

15

Notes to Financial Statements (Continued)

December 31, 2015

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $553,379,005 and sales of $88,435,341 (excluding short-term securities).

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,268,974	$147,481,412	$165,750,386	$—	$165,750,386

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$15,259,468	$17,468,006	$32,727,474	$—	$32,727,474

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

16

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$28,980,705	$344,773,872	$373,754,577	$—	$257,705,014	$631,459,591

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,955,893,162	$337,711,677	$(80,006,663)	$257,705,014

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Growth-Income Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth-Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

18

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $147,481,412, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

19

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

20

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

21

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

22

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

24

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

25

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

26

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

27

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

28

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2015

American Funds NVIT Growth Fund

AR-AM-GR 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	American Funds NVIT Growth Fund

For the annual period ended December 31, 2015, the American Funds NVIT Growth Fund (Class II) returned 6.43% versus 1.38% for its benchmark, the S&P 500® Index (S&P 500). For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 212 funds as of December 31, 2015) was 6.28% for the same time period.

Below is the 2015 annual report commentary from the American Funds Insurance Series® Growth Fund (Growth Fund), which is the sole investment of the American Funds NVIT Growth Fund). The Growth Fund’s performance return shown below and the American Funds NVIT Growth Fund’s performance return given above are different because different expense ratios apply to the Growth Fund versus the American Funds NVIT Growth Fund.

Growth Fund gained 6.86% for the 12 months ended December 31, 2015. The S&P 500, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 1.38%.

The U.S. economy continued to show modest improvement, but compared to the major economies around the world, was a clear leader in its growth. China’s economy experienced a slowdown, and most of the euro-zone countries had little or no economic growth. The U.S. consumer and retail economy outpaced the industrial economy for the year.

The Growth Fund’s strong results against the S&P 500 were largely brought about by strong stock selection within consumer discretionary holdings, most notably Amazon and Home Depot. The health care sector has continued to be an important area for the fund with solid appreciation in companies such as American pharmaceutical company, Incyte, U.S.-based biotechnology firm, Regeneron Pharmaceuticals, and Hologic, a developer, manufacturer and supplier of diagnostic and medical imaging systems within women’s health.

While the Growth Fund has reduced its exposure to energy and materials, those two sectors still were a drag on results. With the U.S. dollar remaining very strong, the fund was impacted a bit by modest investments made outside the U.S.

The portfolio managers are keeping a close watch on the U.S. economy. Credit issues are a concern. The debt of many energy-related companies will hamper some financial institutions, and the drop in oil prices is likely to have some impact on the overall economy. That said, the general corporate business environment seems fine, with overall balance sheets in good shape, and we believe the U.S. market will likely continue to be one of the strongest in 2016.

Portfolio Managers:

Donnalisa Parks Barnum, Gregory D. Johnson, Michael T. Kerr, Ronald B. Morrow, Andraz Razen and Alan J. Wilson — Capital Research and Management CompanySM

Growth Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Growth Fund (the Fund) is considered a feeder fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Performance	American Funds NVIT Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	6.43%	10.77%	6.47%
S&P 500® Index	1.38%	12.57%	7.31%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.16%	1.01%

^	Current effective prospectus dated April 30, 2015. The table reflects the aggregate expenses of both the Master Fund and the Fund. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

5

Fund Performance (con’t.)	American Funds NVIT Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth Fund since inception through 12/31/15 versus performance of the S&P 500® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Shareholder Expense Example	American Funds NVIT Growth Fund

American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	1,007.30	3.34	0.66
	Hypothetical(b)(c)		1,000.00	1,021.88	3.36	0.66

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

7

Statement of Assets and Liabilities

December 31, 2015

American Funds NVIT Growth Fund
Assets:
Investment in Master Fund (cost $422,169,098)	$476,639,383
Receivable for investment sold	183,635
Receivable for capital shares issued	71,968
Prepaid expenses	801

Total Assets	476,895,787

Liabilities:
Payable for capital shares redeemed	255,603
Accrued expenses and other payables:
Fund administration fees	11,959
Master feeder service provider fee	40,676
Distribution fees	101,692
Administrative servicing fees	103,964
Accounting and transfer agent fees	65
Custodian fees	2,546
Compliance program costs (Note 3)	519
Professional fees	8,150
Printing fees	15,011
Other	75

Total Liabilities	540,260

Net Assets	$476,355,527

Represented by:
Capital	$348,081,942
Accumulated undistributed net investment income	1,054,114
Accumulated net realized gains from investment	72,749,186
Net unrealized appreciation from investment	54,470,285

Net Assets	$476,355,527

Net Assets:
Class II Shares	$476,355,527

Total	$476,355,527

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	5,518,827

Total	5,518,827

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$86.31

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Year Ended December 31, 2015

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$4,074,711

Total Income	4,074,711

EXPENSES:
Fund administration fees	137,090
Master feeder service provider fees	1,154,050
Distribution fees Class II Shares	1,154,050
Administrative servicing fees Class II Shares	1,154,050
Professional fees	27,654
Printing fees	41,082
Trustee fees	12,956
Custodian fees	17,201
Accounting and transfer agent fees	461
Compliance program costs (Note 3)	1,986
Other	12,192

Total expenses before fees waived	3,712,772

Master feeder service provider fees waived (Note 3)	(692,434)

Net Expenses	3,020,338

NET INVESTMENT INCOME	1,054,373

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	94,887,803
Net realized gains from investment transactions	3,494,427

Net realized gains from investment	98,382,230

Net change in unrealized depreciation from investment	(71,680,301)

Net realized/unrealized gains from investment	26,701,929

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,756,302

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$1,054,373	$3,361,889
Net realized gains from investment	98,382,230	22,345,035
Net change in unrealized appreciation/depreciation from investment	(71,680,301)	5,969,812

Change in net assets resulting from operations	27,756,302	31,676,736

Distributions to Shareholders From:
Net investment income:
Class II	(3,357,736)	(1,860,053)
Net realized gains:
Class II	(12,353,566)	–

Change in net assets from shareholder distributions	(15,711,302)	(1,860,053)

Change in net assets from capital transactions	31,867,460	16,535,079

Change in net assets	43,912,460	46,351,762

Net Assets:
Beginning of period	432,443,067	386,091,305

End of period	$476,355,527	$432,443,067

Accumulated undistributed net investment income at end of period	$1,054,114	$3,357,477

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$50,060,417	$46,827,559
Dividends reinvested	15,711,302	1,860,053
Cost of shares redeemed	(33,904,259)	(32,152,533)

Total Class II Shares	31,867,460	16,535,079

Change in net assets from capital transactions	$31,867,460	$16,535,079

SHARE TRANSACTIONS:
Class II Shares
Issued	574,557	581,005
Reinvested	191,321	22,419
Redeemed	(391,831)	(401,149)

Total Class II Shares	374,047	202,275

Total change in shares	374,047	202,275

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (c)	$84.05	0.20	5.05	5.25	(0.64)	(2.35)	(2.99)	$86.31	6.43%		$476,355,527	0.65%	0.23%	0.80%	6.31%
Year Ended December 31, 2014 (c)	$78.12	0.67	5.63	6.30	(0.37)	–	(0.37)	$84.05	8.07%		$432,443,067	0.66%	0.83%	0.81%	6.28%
Year Ended December 31, 2013 (c)	$60.46	0.39	17.49	17.88	(0.22)	–	(0.22)	$78.12	29.61%		$386,091,305	0.66%	0.56%	0.81%	6.15%
Year Ended December 31, 2012 (c)	$51.61	0.22	8.76	8.98	(0.13)	–	(0.13)	$60.46	17.40%		$283,502,456	0.67%	0.39%	0.82%	5.58%
Year Ended December 31, 2011 (c)	$54.29	0.12	(2.66)	(2.54)	(0.14)	–	(0.14)	$51.61	(4.69%	)	$259,010,183	0.66%	0.23%	0.81%	7.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2015 was 2.19%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

12

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2015, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

13

Notes to Financial Statements (Continued)

December 31, 2015

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2016.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $137,090 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

14

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,986.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,154,050.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.25% for Class II shares.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $140,855,897 and sales of $29,053,019 (excluding short-term securities).

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

15

Notes to Financial Statements (Continued)

December 31, 2015

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,357,736	$12,353,566	$15,711,302	$—	$15,711,302

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,860,053	$—	$1,860,053	$—	$1,860,053

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,054,114	$98,382,579	$99,436,693	$—	$28,836,892	$128,273,585

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

16

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$447,802,491	$48,338,266	$(19,501,374)	$28,836,892

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Growth Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

18

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $12,353,566, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

19

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

20

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

21

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

22

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

24

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

25

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

26

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

27

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

28

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2015

NVIT Managed American Funds Asset Allocation Fund

AR-AM-MGAA 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Managed American Funds Asset Allocation Fund

For the annual period ended December 31, 2015, the NVIT Managed American Funds Asset Allocation Fund (Class II) registered -2.25% versus -1.79% for its benchmark, the Morningstar® Moderate Target Risk Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 223 funds as of December 31, 2015) was -0.97% for the same time period.

The American Funds Insurance Series® Asset Allocation Fund (Asset Allocation Fund) forms the core holding of this Fund (95% of assets) and the remaining 5% of Fund assets resides in a volatility overlay sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500 Index, S&P MidCap 400® Index, Russell 2000® Index and MSCI EAFE® Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure 10% above the core holding up to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.

The Fund uses derivatives to manage its overall exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500 Index, S&P Midcap 400 Index, Russell 2000 Index and MSCI EAFE Index as dictated by an algorithm that determines — based on numerous variables — whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.

From an equity volatility perspective, 2015 was an unusual year. Most notably, the variations in price of the S&P 500 Index set two records: (1) on 39 occasions (a calendar-year record), the Index price moved above or below the 50-day moving average (a technical indicator that tracks momentum in the market) and (2) on 24 occasions (another calendar-year record), the Index price crossed the flat line (the 0% returns mark, meaning neither positive nor negative).

These two unusual trends in 2015 provide strong evidence that the S&P 500 Index moved up and down throughout the year with very little sustained direction.

The frequency and magnitude of market price movements, especially given their relatively short duration, tended to undermine the workings of the Fund’s volatility management process. Throughout various stretches of this turbulent period, the Fund’s equity exposure was below its neutral baseline of 70%. The resulting performance for the Fund trailed that of its traditional counterpart (the Asset Allocation Fund) over the reporting period.

It is important to keep in mind that the Fund’s volatility management process generally is most effective when equity markets, including the S&P 500 Index, establish sufficient momentum — up or down. While the managed volatility overlay is intended to enable the Fund to perform better than most competitors in both up and down markets, it is primarily a capital preservation strategy and, thus, the Fund tends to be most sensitive to reducing equity exposure in the face of significant declines in the markets.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer

Subadviser:

Nationwide Asset Management, LLC (Volatility Overlay)

Portfolio Managers:

Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

The Fund invests primarily in an underlying fund, the Asset Allocation FundSM, a series of American Funds Insurance Series® (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.

4

Fund Commentary (con’t)	NVIT Managed American Funds Asset Allocation Fund

The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund. Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Below is the 2015 annual report commentary from American Funds Insurance Series® Asset Allocation Fund, which is the sole investment of the NVIT Managed American Funds Asset Allocation Fund.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 1.40% for the 12 months ended December 31, 2015. The S&P 500 Index (S&P 500), the benchmark for the fund’s equity holdings, gained 1.38% over the same period, while the Barclays U.S. Aggregate Bond Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 0.55%. A blend of the two indexes, the 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index*, advanced 1.28%.

U.S. stocks ended the year only modestly higher despite the S&P 500 climbing to an all-time high in May as concerns about the outlook for global economic growth, lagging corporate earnings and declining commodity prices weighed on economically sensitive sectors. Bonds advanced modestly as investors awaited the Federal Reserves’ much anticipated rate hike.

The Asset Allocation Fund had double-digit gains across consumer discretionary, consumer staples, information technology and health care, outpacing the index in each sector on a relative basis. Not surprisingly, the fund’s weakest sectors on both an absolute and relative basis were energy and materials.

The Asset Allocation Fund’s fixed-income holdings lagged the index. Commodity-related U.S. high-yield corporate bonds struggled, particularly toward year-end.

The Asset Allocation Fund’s portfolio managers slightly trimmed stock holdings, ending the year with 66.1% of assets in equities, down from 67.5% a year ago.

Portfolio Managers: Alan N. Berro, J. David Carpenter, David A. Daigle, Jeffrey T. Lager, James R. Mulally and Eugene P. Stein — Capital Research and Management CompanySM

Asset Allocation Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

*The 60% S&P 500 Index/40% Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Bond Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

5

Fund Performance	NVIT Managed American Funds Asset Allocation Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	Inception[2]
Class II	(2.25)%	(1.29)%
Morningstar® Moderate Target Risk Index	(1.79)%	(1.82)%
CPI	0.73%	(0.51)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of July 08, 2014.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.03%	1.02%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the respective share class’ actual results.

6

Fund Performance (con’t.)	NVIT Managed American Funds Asset Allocation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Asset Allocation Fund since inception through 12/31/15 versus performance of the Morningstar® Moderate Target Risk Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Managed American Funds Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Managed American Funds Asset Allocation Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	977.50	3.54	0.71
	Hypothetical	(b)(c)	1,000.00	1,021.63	3.62	0.71

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Managed American Funds Asset Allocation Fund

Mutual Fund 97.4%

	Shares	Market Value

Balanced Fund 97.4%
American Funds Asset Allocation Fund, Class 1	28,130,172	$580,044,143

Total Mutual Funds (cost $611,302,192)		580,044,143

Total Investments (cost $611,302,192) (a) — 97.4%		580,044,143

Other assets in excess of liabilities — 2.6%		15,188,207

NET ASSETS — 100.0%		$595,232,350

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(39)	Mini MSCI EAFE	03/18/16	$3,311,490	$(24,049)
(29)	Russell 2000 Mini Future	03/18/16	3,281,350	1,532
(476)	S&P 500 E-Mini	03/18/16	48,442,520	(146,552)
(4)	S&P MID 400 E-Mini	03/18/16	557,400	(493)

			$55,592,760	$(169,562)

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

December 31, 2015

NVIT Managed American Funds Asset Allocation Fund
Assets:
Investment, at value (cost $611,302,192)	$580,044,143
Cash	12,264,111
Deposits with broker for futures contracts	2,751,870
Receivable for capital shares issued	814,789
Receivable for variation margin on futures contracts	479,725
Prepaid expenses	482

Total Assets	596,355,120

Liabilities:
Payable for investments purchased	774,031
Payable for capital shares redeemed	20
Accrued expenses and other payables:
Investment advisory fees	73,670
Fund administration fees	13,776
Distribution fees	122,782
Administrative servicing fees	122,173
Accounting and transfer agent fees	49
Custodian fees	2,289
Compliance program costs (Note 3)	582
Professional fees	6,910
Printing fees	3,813
Recoupment fees (Note 3)	2,585
Other	90

Total Liabilities	1,122,770

Net Assets	$595,232,350

Represented by:
Capital	$627,795,461
Accumulated net realized losses from investment and futures transactions	(1,135,500)
Net unrealized appreciation/(depreciation) from investment	(31,258,049)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(169,562)

Net Assets	$595,232,350

Net Assets:
Class II Shares	$595,232,350

Total	$595,232,350

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	63,585,351

Total	63,585,351

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.36

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Year Ended December 31, 2015

NVIT Managed American Funds Asset Allocation Fund
INVESTMENT INCOME:
Dividend income	$9,912,175
Interest income	10,799

Total Income	9,922,974

EXPENSES:
Offering costs	21,670
Investment advisory fees	591,939
Fund administration fees	121,890
Distribution fees Class II Shares	986,560
Administrative servicing fees Class II Shares	987,622
Professional fees	27,279
Printing fees	14,789
Trustee fees	11,305
Custodian fees	13,841
Accounting and transfer agent fees	288
Compliance program costs (Note 3)	1,910
Recoupment fees (Note 3)	26,985
Other	16,799

Total expenses before earnings credit	2,822,877

Earnings credit (Note 4)	(25)

Total Expenses	2,822,852

NET INVESTMENT INCOME	7,100,122

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying funds	26,275,059
Net realized losses from investment transactions	(59,711)
Net realized losses from futures transactions (Note 2)	(13,717,612)

Net realized gains from investment and futures transactions	12,497,736

Net change in unrealized appreciation/(depreciation) from investment	(31,322,658)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(68,880)

Net change in unrealized appreciation/(depreciation) from investment and futures contracts	(31,391,538)

Net realized/unrealized losses from investment and futures transactions	(18,893,802)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,793,680)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Managed American Funds Asset Allocation Fund
	Year Ended December 31, 2015	Period ended December 31, 2014 (a)
Operations:
Net investment income	$7,100,122	$1,971,141
Net realized gains/(losses) from investment and futures transactions	12,497,736	(741,804)
Net change in unrealized appreciation/(depreciation) from investment and futures contracts	(31,391,538)	(36,073)

Change in net assets resulting from operations	(11,793,680)	1,193,264

Distributions to Shareholders From:
Net investment income:
Class II	(10,023,260)	(2,011,378)
Net realized gains:
Class II	(9,992,685)	–

Change in net assets from shareholder distributions	(20,015,945)	(2,011,378)

Change in net assets from capital transactions	435,491,093	192,368,996

Change in net assets	403,681,468	191,550,882

Net Assets:
Beginning of period	191,550,882	–

End of period	$595,232,350	$191,550,882

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$422,675,449	$190,430,245
Dividends reinvested	20,015,945	2,011,378
Cost of shares redeemed	(7,200,301)	(72,627)

Total Class II Shares	435,491,093	192,368,996

Change in net assets from capital transactions	$435,491,093	$192,368,996

SHARE TRANSACTIONS:
Class II Shares
Issued	42,828,078	19,121,546
Reinvested	2,159,217	201,743
Redeemed	(718,006)	(7,227)

Total Class II Shares	44,269,289	19,316,062

Total change in shares	44,269,289	19,316,062

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Managed American Funds Asset Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (e)	$9.92	0.18	(0.40)	(0.22)	(0.17)	(0.17)	(0.34)	$9.36	(2.25%	)	$595,232,350	0.71%	1.79%		0.71%	1.24%
Period Ended December 31, 2014 (e)(f)	$10.00	0.24	(0.20)	0.04	(0.12)	–	(0.12)	$9.92	0.36%		$191,550,882	0.73%	2.39%	(g)	0.80%	0.09%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Not annualized for periods less than one year, unless otherwise noted.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of July 8, 2014 through December 31, 2014.
(g)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Managed American Funds Asset Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Underlying Fund typically invests, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the unaffiliated registered open-end Underlying Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent annual report.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

15

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$1,532
Total		$1,532

Liabilities:
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(171,094)
Total		$(171,094)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(13,717,612)
Total	$(13,717,612)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(68,880)
Total	$(68,880)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund.

For the year ended December 31, 2015, the average amounts of outstanding futures contracts were as follows:

Futures Contracts:
Average Notional Balance Long	$30,984,194
Average Notional Balance Short	$62,289,441

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from

16

Notes to Financial Statements (Continued)

December 31, 2015

the Underlying Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Fund, distribution redesignation, taxable overdistribution, and non-deductible offering costs. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investment and futures transactions
$(24,391)	$2,923,138	$(2,898,747)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

Notes to Financial Statements (Continued)

December 31, 2015

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.15%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $35,839.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.23% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2014 Amount (a)	Fiscal Year 2015 Amount	Total
$26,985	$—	$26,985

Amount designated as “—” is zero or has been rounded to zero.

(a) For the period from July 9, 2014 (commencement of operations) through December 31, 2014.

Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2015, the Fund reimbursed NFA in the amount of $26,985.

18

Notes to Financial Statements (Continued)

December 31, 2015

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $121,890 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,910.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $987,622.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.25% for Class II shares.

4.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Fund has been added to the Trust and NMF (together, the “Trusts”) renewed credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances

19

Notes to Financial Statements (Continued)

December 31, 2015

are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $433,183,339 and sales of $4,742,251 (excluding short-term securities).

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s annual report to shareholders. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Fund is a shareholder of its Underlying Fund. The Underlying Fund does not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of the Underlying Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,023,716	$9,992,229	$20,015,945	$—	$20,015,945

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

20

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,011,378	$—	$2,011,378	$—	$2,011,378

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$—	$—	$(1,187,221)	$(31,375,890)	$(32,563,111)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$611,420,033	$2,008,722	$(33,384,612)	$(31,375,890)

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $842,486 and are no longer eligible to offset future capital gains, if any.

The Fund may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2015, the Fund’s qualified late year losses amounted to $1,187,221.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Managed American Funds Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Managed American Funds Asset Allocation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

22

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 82.37%.

The Fund designates $9,992,229, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

23

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

24

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

28

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

29

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

31

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

32

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Annual Report

December 31, 2015

NVIT Managed American Funds

Growth-Income Fund

AR-AM-MGI 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Managed American Funds Growth-Income Fund

For the annual period ended December 31, 2015, the NVIT Managed American Funds Growth-Income Fund (Class II) returned 0.14% versus 1.38% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 204 funds as of December 31, 2015) was 0.37% for the same time period.

The American Funds Insurance Series® Growth-Income Fund (Growth-Income Fund) forms the core holding of this Fund (95% of assets). The remaining 5% of Fund assets resides in an overlay sleeve consisting of investments in futures contracts and cash that are designed to manage the overall volatility of the Fund’s portfolio by the purchase and sale of stock index futures tied to the S&P 500 Index. These investments are made in proportion to the Fund’s underlying allocation to U.S. large-capitalization stocks and only can decrease equity exposure from the portfolio’s current level down to a minimum of 0%.

The Fund uses derivatives to manage its overall exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500 Index as dictated by an algorithm that determines — based on numerous variables — whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. For the period, the overlay sleeve detracted from overall Fund performance.

From an equity volatility perspective, 2015 was an unusual year. Most notably, the variations in price of the S&P 500 Index set two records: (1) on 39 occasions (a calendar-year record), the Index price moved above or below the 50-day moving average (a technical indicator that tracks momentum in the market) and (2) on 24 occasions (another calendar-year record), the Index price crossed the flat line (the 0% returns mark, meaning neither positive nor negative). These two unusual trends in 2015 provide strong evidence that the S&P 500 Index moved up and down throughout the year with very little sustained direction.

The frequency and magnitude of market price movements, especially given their relatively short duration, tended to undermine the workings of the Fund’s volatility management process. Throughout long stretches of this turbulent period, the Fund’s equity exposure was below that of the Growth-Income Fund. The resulting performance for the Fund trailed that of its traditional counterpart (the Growth-Income Fund) over the reporting period.

It is important to keep in mind that the Fund’s volatility management process generally is most effective when equity markets, including the S&P 500 Index, establish sufficient momentum — up or down. While the managed volatility overlay is intended to enable the Fund to perform better than most competitors in both up and down markets, it is primarily a capital preservation strategy and, thus, the Fund tends to be most sensitive to reducing equity exposure in the face of significant declines in the markets.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer

Subadviser:

Nationwide Asset Management, LLC (Volatility Overlay)

Portfolio Managers:

Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

The Fund invests primarily in an underlying fund, the Growth-Income FundSM, a series of American Funds Insurance Series® (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.

The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Growth funds may underperform other funds that use different investing styles. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up,

4

Fund Commentary (con’t)	NVIT Managed American Funds Growth-Income Fund

bond prices go down, and if interest rates go down, bond prices go up). The Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund. Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Below is the 2015 annual report commentary from the American Funds Insurance Series® Growth-Income Fund, which is the sole investment of the NVIT Managed American Funds Growth-Income Fund.

Growth-Income Fund gained 1.45% for the 12 months ended December 31, 2015, while the S&P 500 increased 1.38%.

The U.S. economy slowly improved, yet at a less robust rate than investors might have hoped for in a normal post-recession recovery. The Federal Reserve raised interest rates by 25 basis points for the first time in seven years, setting the stage for gradually tightening monetary policy in the years ahead. Europe remains challenged by high debt levels in the euro zone and weak growth. China experienced an economic slowdown, which rattled global stock markets in August.

Consumer discretionary stocks led the way for the Growth-Income Fund as Amazon and Netflix each gained triple-digits for the year. Alphabet (formerly known as Google) was a strong stock within information technology as it continues to dominate Internet search, while Yahoo offset gains. Health care investments also did well, with Gilead Sciences contributing to results.

The industrial economy was weak as the price of oil and commodities dipped. Energy, industrials and materials were the three weakest sectors. Brazilian metals and mining corporation, Vale, was a top detractor.

Some signs of weakness in the U.S. economy have appeared, such as declining activity in the transportation and industrial sectors; and while this could be a seasonal disappointment, it could also be something more significant. However, should this eventually result in increased volatility, it can give the Growth-Income Fund’s portfolio managers an opportunity to invest in companies with more favorable valuations for the long term.

Growth-Income Fund Portfolio Managers: J. Blair Frank, Claudia P. Huntington, Donald D. O’Neal, William L. Robbins and Dylan Yolles — Capital Research and Management CompanySM

Growth-Income Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

5

Fund Performance	NVIT Managed American Funds Growth-Income Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	Inception[2]
Class II	0.14%	1.94%
S&P 500® Index	1.38%	4.41%
CPI	0.73%	(0.51)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of July 08, 2014.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.37%	1.00%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

6

Fund Performance (con’t.)	NVIT Managed American Funds Growth-Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Growth-Income Fund since inception through 12/31/15 versus performance of the S&P 500® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Managed American Funds Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Managed American Funds Growth-Income Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	974.50	3.48	0.70
	Hypothetical	(b)(c)	1,000.00	1,021.68	3.57	0.70

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Managed American Funds Growth-Income Fund

Mutual Fund 95.9%
	Shares	Market Value

Equity Fund 95.9%
American Funds Growth Income Fund, Class 1	1,496,040	$67,920,211

Total Mutual Funds (cost $74,896,299)		67,920,211

Total Investments (cost $74,896,299) (a) — 95.9%		67,920,211
Other assets in excess of liabilities —4.1%		2,928,518

NET ASSETS — 100.0%		$70,848,729

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
4	S&P 500 E-Mini	03/18/16	$407,080	$(1,730)

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

December 31, 2015

NVIT Managed American Funds Growth- Income Fund
Assets:
Investment, at value (cost $74,896,299)	$67,920,211
Cash	2,942,123
Deposits with broker for futures contracts	20,240
Receivable for capital shares issued	96,215
Receivable for variation margin on futures contracts	10,229
Prepaid expenses	66

Total Assets	70,989,084

Liabilities:
Payable for investments purchased	91,377
Payable for capital shares redeemed	29
Accrued expenses and other payables:
Investment advisory fees	4,572
Fund administration fees	4,422
Distribution fees	13,821
Administrative servicing fees	15,845
Accounting and transfer agent fees	6
Custodian fees	267
Compliance program costs (Note 3)	65
Professional fees	7,062
Printing fees	2,853
Other	36

Total Liabilities	140,355

Net Assets	$70,848,729

Represented by:
Capital	$77,995,974
Accumulated net realized losses from investment and futures transactions	(169,427)
Net unrealized appreciation/(depreciation) from investment	(6,976,088)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,730)

Net Assets	$70,848,729

Net Assets:
Class II Shares	$70,848,729

Total	$70,848,729

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,885,161

Total	7,885,161

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.99

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Year Ended December 31, 2015

NVIT Managed American Funds Growth-Income Fund
INVESTMENT INCOME:
Dividend income	$923,072
Interest income	2,400

Total Income	925,472

EXPENSES:
Offering costs	21,670
Investment advisory fees	71,702
Fund administration fees	47,492
Distribution fees Class II Shares	119,504
Administrative servicing fees Class II Shares	104,433
Professional fees	16,560
Printing fees	12,970
Trustee fees	1,369
Custodian fees	1,203
Accounting and transfer agent fees	101
Compliance program costs (Note 3)	216
Other	5,261

Total expenses before earnings credit and expenses reimbursed	402,481

Earnings credit (Note 4)	(3)
Expenses reimbursed by adviser (Note 3)	(73,110)

Net Expenses	329,368

NET INVESTMENT INCOME	596,104

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from Underlying Fund	6,616,543
Net realized losses from investment transactions	(51,388)
Net realized losses from futures transactions (Note 2)	(537,348)

Net realized gains from investment and futures transactions	6,027,807

Net change in unrealized appreciation/(depreciation) from investment	(7,213,527)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(5,263)

Net change in unrealized appreciation/(depreciation) from investment and futures contracts	(7,218,790)

Net realized/unrealized losses from investment and futures transactions	(1,190,983)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(594,879)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Managed American Funds Growth-Income Fund
	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
Operations:
Net investment income	$596,104	$230,172
Net realized gains/(losses) from investment and futures transactions	6,027,807	(19,904)
Net change in unrealized appreciation/(depreciation) from investment and futures contracts	(7,218,790)	240,972

Change in net assets resulting from operations	(594,879)	451,240

Distributions to Shareholders From:
Net investment income:
Class II	(785,541)	(241,054)
Net realized gains:
Class II	(6,003,785)	–
Return of capital:
Class II	(514,900)	(65,152)

Change in net assets from shareholder distributions	(7,304,226)	(306,206)

Change in net assets from capital transactions	51,795,755	26,807,045

Change in net assets	43,896,650	26,952,079

Net Assets:
Beginning of period	26,952,079	–

End of period	$70,848,729	$26,952,079

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$46,011,906	$26,543,388
Dividends reinvested	7,304,226	306,206
Cost of shares redeemed	(1,520,377)	(42,549)

Total Class II Shares	51,795,755	26,807,045

Change in net assets from capital transactions	$51,795,755	$26,807,045

SHARE TRANSACTIONS:
Class II Shares
Issued	4,553,528	2,628,722
Reinvested	826,270	29,932
Redeemed	(148,995)	(4,296)

Total Class II Shares	5,230,803	2,654,358

Total change in shares	5,230,803	2,654,358

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Managed American Funds Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015 (e)	$10.15	0.13	(0.13)	–	(0.10)	(0.95)	(0.11)	(1.16)	$8.99	0.14%	$70,848,729	0.69%	1.24%		0.84%	2.83%
Period Ended December 31, 2014 (e)(f)	$10.00	0.16	0.12	0.28	(0.11)	–	(0.02)	(0.13)	$10.15	2.74%	$26,952,079	0.72%	1.62%	(g)	1.37%	0.22%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of July 8, 2014 through December 31, 2014.
(g)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Managed American Funds Growth-Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Underlying Fund typically invests, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the unaffiliated registered open-end Underlying Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent annual report.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (‘‘futures contracts’’) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

15

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(1,730)
Total		$(1,730)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(537,348)
Total	$(537,348)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(5,263)
Total	$(5,263)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund.

For the year ended December 31, 2015, the average amounts of outstanding futures contracts were as follows:

Futures Contracts:
Average Notional Balance Long	$1,766,095
Average Notional Balance Short	$13,126,613

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

16

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, and non-deductible offering costs. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investment and futures transactions
$(15,892)	$189,437	$(173,545)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

17

Notes to Financial Statements (Continued)

December 31, 2015

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.15%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $4,373.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.22% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2014 Amount (a)	Fiscal Year 2015 Amount	Total
$44,669	$73,110	$117,779

(a)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

18

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, NFM earned $47,492 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $216.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $104,433.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.22% for Class II shares.

4.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Fund has been added to the Trust and NMF (together, the “Trusts”) renewed credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $50,815,911 and sales of $1,293,038 (excluding short-term securities).

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s annual report to shareholders. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

19

Notes to Financial Statements (Continued)

December 31, 2015

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Fund is a shareholder of its Underlying Fund. The Underlying Fund does not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of the Underlying Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$785,779	$6,003,547	$6,789,326	$514,900	$7,304,226

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$241,054	$—	$241,054	$65,152	$306,206

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$—	$—	$(92,247)	$(7,054,998)	$(7,147,245)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

20

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$74,975,209	$192,213	$(7,247,211)	$(7,054,998)

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $15,869 and are no longer eligible to offset future capital gains, if any.

The Fund may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2015, the Fund’s qualified late year losses amounted to $92,247.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Managed American Funds Growth-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Managed American Funds Growth-Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

22

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $6,003,547, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

23

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

24

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

28

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

29

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

31

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

32

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Annual Report

December 31, 2015

NVIT Large Cap Growth Fund

AR-LCG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Large Cap Growth Fund

For the annual period ended December 31, 2015, the NVIT Large Cap Growth Fund (Class I) returned 5.09% versus 5.67% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 212 funds as of December 31, 2015) was 6.28% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Global equities produced mixed results in 2015 as investors digested both political and economic volatility, triggered in part by Greece’s debt-crisis reforms, China’s economic slowdown, a precipitous drop in commodity prices and uncertainty about U.S. Federal Reserve (Fed) policy. In the U.S., the Standard & Poor’s 500® Index rose 1.4%, while non-U.S. developed markets, as measured by the MSCI EAFE® Index, slipped 0.8% and the MSCI Emerging Markets® Index tumbled 14.92%.

Equity returns were mostly positive in the first quarter, bolstered by easy-money policies from major central banks and nascent signs of stability in some troubled economies. Fed Chair Janet Yellen laid out a roadmap of her “gradualist approach” to U.S. interest-rate increases, moving cautiously to avoid undermining economic expansion. The European Central Bank announced a plan to purchase €60 billion a month in assets to stimulate growth and lift inflation from dangerously low levels while protecting the rest of the eurozone from Greece’s political turmoil. Also in the first quarter, China lowered its growth forecast for 2015 and initiated a surprise rate cut, as leaders attempted to stoke the economy.

The second quarter brought modest results for global equities amid Greece’s debt drama, China’s economic slowdown and the prospect of a U.S. rate hike. The Commerce Department said the U.S. economy contracted in the first quarter, but less than previously estimated, against a backdrop of bad weather, disruptions at West Coast ports, a strong dollar and spending cuts in the Energy sector. Developed markets contended with uncertainty around Greece’s ongoing debt crisis, and concerns mounted about China.

Equities declined broadly through the later summer months as investors were rattled by China’s slowing economy, ambiguity about Fed policy, a rout in commodity prices and growing pessimism about corporate earnings. After its September meeting, the Fed left short-term interest rates unchanged, citing a troubled global economy and market turmoil, while first- and second-quarter GDP estimates for the eurozone were revised upward, mainly because of faster growth in Italy and more stability in Greece. Among emerging markets, reports of a slowdown in China dominated headlines and unnerved investors in its domestic A-share market and, subsequently, other markets. In order to stem the decline, China’s central bank devalued its currency in a move to stoke exports and then cut interest rates and reduced bank-reserve requirements.

By the end of 2015, equities rebounded amid signs of a stabilizing U.S. economy, which prompted the Fed to end its multiyear experiment with near-zero interest rates by raising its benchmark rate, while other central banks implemented more stimulus measures. Among developed markets, the U.K.’s Office of National Statistics said that the country’s economy grew at a slower pace than initially thought, while Japan’s factory output fell and retail sales slumped, suggesting that a clear economic recovery will be delayed until early 2016. Within emerging markets, China’s third-quarter growth figure dipped below its official targeted rate, causing leaders to enact more pro-growth measures, and Brazil’s statistics agency reported that the country’s recession deepened in the third quarter, as political gridlock stalled the passage of austerity measures, while excessively high unemployment and inflation squeezed household spending.

On a sector basis, Consumer Discretionary and Materials were the portfolio’s strongest relative performers for the year, partially offset by underperformance in Health Care and Financials.

From an individual security perspective, Amazon.com, Inc.; Facebook, Inc.; and Alphabet Inc. helped drive relative results. Conversely, Mallinckrodt plc; Dollar Tree, Inc.; and PVH Corp. weighed on relative returns.

4

Fund Commentary (con’t.)	NVIT Large Cap Growth Fund

As we enter 2016, volatility will likely persist across global equity markets as investors look for signs of economic stability and growth. The U.S. economy remains well positioned as positive data continue to emerge, particularly on employment and housing. This is supported by the Fed’s decision to initiate a long-awaited interest-rate hike in December. However, investors will be focusing on rate hikes in 2016. Many signs point to the central bank’s confidence in the U.S. economy, which has been strengthening but possibly not growing at an accelerated pace.

The U.S. economy is now experiencing a tussle between gradually improving consumer spending and concerns about Industrials. Weakness in commodities, especially oil, is impacting Industrials, while autos, housing and job demand remained stable in the second half of 2015.

Recent equity-market volatility has relatively little to do with deteriorating economic or corporate fundamentals, so staying focused on companies with strong underlying fundamentals, solid end markets and differentiated products, among other things, remains critical. As the era of cheap and easy access to capital winds down, companies that lack robust fundamentals and/or have weaker prospects will find it more challenging to deliver strong results.

Globally, challenges in China (slowing growth and yuan devaluation), the fragility of the European recovery, and the geopolitical landscape will likely spur more volatility. Despite this, many U.S. companies are fiscally well positioned to navigate these challenges.

The portfolio did not employ the use of derivatives during the period.

Subadviser:

The Boston Company Asset Management, LLC*

Portfolio Managers:

Barry Mills, David Sealy and Elizabeth Slover

*	Commentary provided by The Boston Company Asset Management, LLC. On December 14, 2015, Boston Advisors, LLC became subadviser to the Fund, replacing The Boston Company Asset Management, LLC.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on one or more economic sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Large Cap Growth Fund

Asset Allocation†

Common Stocks	99.0%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries††

Internet Software & Services	10.5%
Information Technology Services	9.5%
Biotechnology	8.8%
Health Care Providers & Services	8.4%
Software	6.3%
Technology Hardware, Storage & Peripherals	5.6%
Internet & Catalog Retail	4.7%
Media	4.6%
Specialty Retail	4.0%
Food Products	3.8%
Other Industries	33.8%
100.0%

Top Holdings††

Alphabet, Inc., Class A	5.7%
Apple, Inc.	5.6%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.6%
Facebook, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.8%
MasterCard, Inc., Class A	2.6%
Amgen, Inc.	2.4%
Comcast Corp., Class A	2.3%
Walt Disney Co. (The)	2.3%
Other Holdings	65.8%
100.0%

Objective

The Fund seeks long-term capital growth.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) returned 5.09%, underperforming the benchmark by 0.58% and the Lipper peer category median by 1.19%

•	On a sector basis, Consumer Discretionary and Materials were the portfolio’s strongest relative performers for the year, partially offset by underperformance in Health Care and Financials

•

From an individual security perspective, Amazon.com, Inc.; Facebook, Inc.; and Alphabet Inc. helped drive relative results. Conversely, Mallinckrodt plc; Dollar Tree, Inc.; and PVH Corp. weighed on relative returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Large Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	5.09%	12.65%	16.62%
Class II	4.82%	12.36%	16.32%
Russell 1000® Growth Index	5.67%	13.53%	18.05%
CPI	0.73%	1.53%	1.58%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.68%	0.61%
Class II	0.93%	0.86%

^	Current effective prospectus dated April 30, 2015 (as revised December 21, 2015). The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2017. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Large Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Large Cap Growth Fund since inception through 12/31/15 versus performance of the Russell 1000® Growth Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Large Cap Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	1,011.80	3.19	0.63
	Hypothetical	(a)(b)	1,000.00	1,022.03	3.21	0.63
Class II Shares	Actual	(a)	1,000.00	1,010.30	4.46	0.88
	Hypothetical	(a)(b)	1,000.00	1,020.77	4.48	0.88

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Large Cap Growth Fund

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 2.9%
General Dynamics Corp.	52,825	$7,256,042
Huntington Ingalls Industries, Inc.	73,275	9,294,934
Northrop Grumman Corp.	86,125	16,261,261
Textron, Inc.	161,700	6,793,017

		39,605,254

Airlines 1.8%
JetBlue Airways Corp.*	423,150	9,584,347
United Continental Holdings, Inc.*	257,875	14,776,238

		24,360,585

Auto Components 0.5%
Goodyear Tire & Rubber Co. (The)	201,425	6,580,555

Beverages 1.5%
Dr. Pepper Snapple Group, Inc.	214,525	19,993,730

Biotechnology 8.7%
Amgen, Inc.	197,900	32,125,107
Baxalta, Inc.	357,125	13,938,589
Celgene Corp.*	227,400	27,233,424
Dyax Corp.*	288,050	10,836,441
Gilead Sciences, Inc.	267,500	27,068,325
Incyte Corp.*	54,225	5,880,701

		117,082,587

Capital Markets 1.3%
E*TRADE Financial Corp.*	225,425	6,681,597
Morgan Stanley	322,100	10,246,001

		16,927,598

Chemicals 1.7%
CF Industries Holdings, Inc.	223,025	9,101,650
LyondellBasell Industries NV, Class A	153,825	13,367,393

		22,469,043

Communications Equipment 0.6%
QUALCOMM, Inc.	168,275	8,411,226

Distributors 0.9%
Pool Corp.	148,950	12,032,181

Diversified Consumer Services 0.7%
ServiceMaster Global Holdings, Inc.*	244,225	9,583,389

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	237,550	10,979,561

Electrical Equipment 0.7%
Eaton Corp. PLC	192,475	10,016,399

Food & Staples Retailing 3.6%
CVS Health Corp.	241,450	23,606,566
Kroger Co. (The)	588,925	24,634,733

		48,241,299

Common Stocks 99.0% (continued)

	Shares	Market Value

Food Products 3.7%
General Mills, Inc.	228,900	$13,198,374
Hershey Co. (The)	108,525	9,688,027
Hormel Foods Corp.	209,575	16,573,191
Ingredion, Inc.	112,300	10,762,832

		50,222,424

Health Care Providers & Services 8.4%
AmerisourceBergen Corp.	145,175	15,056,099
Cardinal Health, Inc.	154,425	13,785,520
Cigna Corp.	116,000	16,974,280
Express Scripts Holding Co.*	203,400	17,779,194
McKesson Corp.	75,650	14,920,450
Molina Healthcare, Inc.*	138,400	8,321,992
UnitedHealth Group, Inc.	216,250	25,439,650

		112,277,185

Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	186,375	11,860,905

Household Durables 1.5%
Helen of Troy Ltd.*	107,825	10,162,506
Mohawk Industries, Inc.*	49,375	9,351,131

		19,513,637

Household Products 2.1%
Colgate-Palmolive Co.	284,850	18,976,707
Spectrum Brands Holdings, Inc.	84,925	8,645,365

		27,622,072

Information Technology Services 9.4%
Broadridge Financial Solutions, Inc.	229,100	12,309,543
Cognizant Technology Solutions Corp., Class A*	267,425	16,050,848
Convergys Corp.	409,175	10,184,366
CoreLogic, Inc.*	256,875	8,697,787
Euronet Worldwide, Inc.*	126,050	9,129,802
Fiserv, Inc.*	143,675	13,140,516
MasterCard, Inc., Class A	358,425	34,896,258
Vantiv, Inc., Class A*	207,500	9,839,650
Visa, Inc., Class A	155,025	12,022,189

		126,270,959

Internet & Catalog Retail 4.6%
Amazon.com, Inc.*	71,100	48,055,779
Netflix, Inc.*	125,275	14,328,954

		62,384,733

Internet Software & Services 10.4%
Alphabet, Inc., Class A*	97,375	75,758,724
eBay, Inc.*	471,025	12,943,767
Facebook, Inc., Class A*	415,725	43,509,778
j2 Global, Inc.	83,825	6,900,474

		139,112,743

10

Statement of Investments (Continued)

December 31, 2015

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 1.2%
ICON PLC*	200,525	$15,580,792

Machinery 1.5%
Deere & Co.	119,875	9,142,866
Stanley Black & Decker, Inc.	99,175	10,584,948

		19,727,814

Media 4.6%
Comcast Corp., Class A	551,025	31,094,341
Walt Disney Co. (The)	291,625	30,643,955

		61,738,296

Multiline Retail 1.7%
J.C. Penney Co., Inc.*	539,725	3,594,569
Macy’s, Inc.	213,175	7,456,861
Target Corp.	167,375	12,153,099

		23,204,529

Oil, Gas & Consumable Fuels 1.1%
Tesoro Corp.	75,475	7,952,801
World Fuel Services Corp.	165,475	6,364,168

		14,316,969

Pharmaceuticals 3.4%
Allergan PLC*	67,875	21,210,937
Eli Lilly & Co.	291,600	24,570,216

		45,781,153

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A*	420,750	14,549,535

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	162,600	9,401,532
Maxim Integrated Products, Inc.	284,250	10,801,500

		20,203,032

Software 6.2%
Cadence Design Systems, Inc.*	381,925	7,947,859
Check Point Software Technologies Ltd.*	126,950	10,331,191
Electronic Arts, Inc.*	243,325	16,721,294
Microsoft Corp.	872,450	48,403,526

		83,403,870

Specialty Retail 4.0%
Home Depot, Inc. (The)	284,250	37,592,062
O’Reilly Automotive, Inc.*	62,925	15,946,454

		53,538,516

Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	702,350	73,929,361

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods 0.5%
G-III Apparel Group Ltd.*	165,775	$7,337,202

Total Investments (cost $1,213,909,579) (a) — 99.0%		1,328,859,134
Other assets in excess of liabilities — 1.0%		12,862,752

NET ASSETS — 100.0%		$1,341,721,886

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2015

NVIT Large Cap Growth Fund
Assets:
Investments, at value (cost $1,213,909,579)	$1,328,859,134
Cash	8,041,619
Dividends receivable	732,376
Security lending income receivable	77
Receivable for investments sold	5,912,653
Receivable for capital shares issued	81,574
Prepaid expenses	2,540

Total Assets	1,343,629,973

Liabilities:
Payable for capital shares redeemed	1,109,978
Accrued expenses and other payables:
Investment advisory fees	487,503
Fund administration fees	34,856
Distribution fees	56,212
Administrative servicing fees	173,407
Accounting and transfer agent fees	217
Custodian fees	7,494
Compliance program costs (Note 3)	1,489
Professional fees	18,442
Printing fees	18,302
Other	187

Total Liabilities	1,908,087

Net Assets	$1,341,721,886

Represented by:
Capital	$909,186,028
Accumulated net realized gains from investments and foreign currency transactions	317,586,303
Net unrealized appreciation/(depreciation) from investments	114,949,555

Net Assets	$1,341,721,886

Net Assets:
Class I Shares	$1,076,868,266
Class II Shares	264,853,620

Total	$1,341,721,886

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	53,880,126
Class II Shares	13,303,970

Total	67,184,096

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$19.99
Class II Shares	$19.91

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2015

NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$17,157,266
Income from securities lending (Note 2)	115,690
Interest income	26,608

Total Income	17,299,564

EXPENSES:
Investment advisory fees	6,691,347
Fund administration fees	420,079
Distribution fees Class II Shares	678,605
Administrative servicing fees Class I Shares	1,704,802
Administrative servicing fees Class II Shares	411,415
Professional fees	66,327
Printing fees	58,157
Trustee fees	39,150
Custodian fees	51,648
Accounting and transfer agent fees	1,396
Compliance program costs (Note 3)	5,901
Other	31,989

Total expenses before fees waived, and expenses reimbursed	10,160,816

Investment advisory fees waived (Note 3)	(296,781)
Expenses reimbursed by adviser (Note 3)	(348,756)

Net Expenses	9,515,279

NET INVESTMENT INCOME	7,784,285

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	318,297,992
Net realized losses from foreign currency transactions (Note 2)	(20,460)

Net realized gains from investments and foreign currency transactions	318,277,532

Net change in unrealized appreciation/(depreciation) from investments	(256,197,152)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	27,028

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(256,170,124)

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	62,107,408

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$69,891,693

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Large Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$7,784,285	$7,393,563
Net realized gains from investments and foreign currency transactions	318,277,532	212,762,691
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(256,170,124)	(97,223,964)

Change in net assets resulting from operations	69,891,693	122,932,290

Distributions to Shareholders From:
Net investment income:
Class I	(6,954,010)	(8,330,845)
Class II	(1,006,375)	(1,307,373)
Net realized gains:
Class I	(168,296,301)	(122,105,681)
Class II	(40,169,720)	(29,982,773)

Change in net assets from shareholder distributions	(216,426,406)	(161,726,672)

Change in net assets from capital transactions	43,709,967	(33,800,704)

Change in net assets	(102,824,746)	(72,595,086)

Net Assets:
Beginning of year	1,444,546,632	1,517,141,718

End of year	$1,341,721,886	$1,444,546,632

Accumulated distributions in excess of net investment income at end of year	$–	$(99,618)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,009,493	$6,519,714
Dividends reinvested	175,250,311	130,436,526
Cost of shares redeemed	(147,540,499)	(156,373,381)

Total Class I Shares	33,719,305	(19,417,141)

Class II Shares
Proceeds from shares issued	10,813,892	4,441,404
Dividends reinvested	41,176,095	31,290,146
Cost of shares redeemed	(41,999,325)	(50,115,113)

Total Class II Shares	9,990,662	(14,383,563)

Change in net assets from capital transactions	$43,709,967	$(33,800,704)

14

Statements of Changes in Net Assets (Continued)

	NVIT Large Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014

SHARE TRANSACTIONS:
Class I Shares
Issued	270,616	275,779
Reinvested	9,125,983	5,846,681
Redeemed	(6,588,095)	(6,667,609)

Total Class I Shares	2,808,504	(545,149)

Class II Shares
Issued	528,354	192,518
Reinvested	2,157,935	1,409,396
Redeemed	(1,859,997)	(2,141,315)

Total Class II Shares	826,292	(539,401)

Total change in shares	3,634,796	(1,084,550)

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Large Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$22.74	0.13	0.85	0.98	(0.13)	(3.60)	(3.73)	$19.99	5.09%		$1,076,868,266	0.63%	0.60%	0.68%	114.71%
Year Ended December 31, 2014 (c)	$23.49	0.13	1.87	2.00	(0.17)	(2.58)	(2.75)	$22.74	8.80%		$1,161,615,884	0.63%	0.55%	0.68%	47.71%
Year Ended December 31, 2013 (c)	$17.31	0.12	6.22	6.34	(0.16)	–	(0.16)	$23.49	36.70%		$1,212,244,085	0.63%	0.59%	0.70%	44.07%
Year Ended December 31, 2012 (c)	$14.69	0.15	2.59	2.74	(0.12)	–	(0.12)	$17.31	18.68%		$1,035,691,930	0.63%	0.88%	0.70%	46.31%
Year Ended December 31, 2011 (c)	$15.18	0.12	(0.44)	(0.32)	(0.11)	(0.06)	(0.17)	$14.69	(2.23%	)	$1,034,868,666	0.65%	0.77%	0.72%	94.50%

Class II Shares
Year Ended December 31, 2015 (c)	$22.67	0.08	0.84	0.92	(0.08)	(3.60)	(3.68)	$19.91	4.82%		$264,853,620	0.88%	0.35%	0.93%	114.71%
Year Ended December 31, 2014 (c)	$23.42	0.07	1.87	1.94	(0.11)	(2.58)	(2.69)	$22.67	8.56%		$282,930,748	0.88%	0.30%	0.93%	47.71%
Year Ended December 31, 2013 (c)	$17.27	0.07	6.19	6.26	(0.11)	–	(0.11)	$23.42	36.29%		$304,897,633	0.88%	0.34%	0.95%	44.07%
Year Ended December 31, 2012 (c)	$14.65	0.10	2.60	2.70	(0.08)	–	(0.08)	$17.27	18.42%		$271,613,800	0.88%	0.62%	0.95%	46.31%
Year Ended December 31, 2011 (c)	$15.14	0.08	(0.44)	(0.36)	(0.07)	(0.06)	(0.13)	$14.65	(2.50%	)	$278,960,967	0.90%	0.51%	0.97%	94.50%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

On December 9, 2015, the Board of Trustees of the Trust (the “Board of Trustees”), including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization (the “Plan”) between the NVIT Growth Fund (“Growth”) (formerly, American Century NVIT Growth Fund) and the Fund, each a series of the Trust, pursuant to which Growth would be reorganized into the Fund (the “Reorganization”). Shareholders of Growth will vote on the Plan at a special meeting of the shareholders scheduled for March 29, 2016.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees, NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

17

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include

19

Notes to Financial Statements (Continued)

December 31, 2015

purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Fund did not have any portfolio securities on loan.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the Fund did not hold any repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, distribution redesignation, and tax returns of capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and foreign currency transactions
$—	$275,718	$(275,718)

Amount designated as “—” is zero or has been rounded to zero.

20

Notes to Financial Statements (Continued)

December 31, 2015

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Effective December 10, 2015, Boston Advisors, LLC (the “Subadviser”) was appointed as subadviser to the Fund. Effective December 9, 2015, The Boston Company Asset Management, LLC was terminated and ceased serving as subadviser to the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.50%
$500 million up to $1 billion	0.475%
$1 billion and more	0.45%

21

Notes to Financial Statements (Continued)

December 31, 2015

Effective December 10, 2015, the Trust and NFA have entered into a written contract waiving 0.038% of investment advisory fees of the Fund until May 1, 2017. During the period May 1, 2015 through December 9, 2015, the Trust and NFA had entered into a written contract waiving 0.020% of investment advisory fees of the Fund. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $201,083, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $95,698 for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.48%, and after contractual and voluntary fee waivers was 0.46% and 0.47%, respectively.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to The Boston Company Asset Management, LLC and the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the table below until April 30, 2016.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$690,090	$453,453	$348,756	$1,492,299

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

22

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $420,079 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $5,901.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $2,116,217.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

23

Notes to Financial Statements (Continued)

December 31, 2015

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $1,583,089,888 and sales of $1,730,796,038 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $101,889 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,604,210	$205,822,196	$216,426,406	$—	$216,426,406
Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

24

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$16,881,478	$144,845,194	$161,726,672	$—	$161,726,672

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$318,820,513	$318,820,513	$—	$113,715,345	$432,535,858

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,215,143,789	$127,412,529	$(13,697,184)	$113,715,345

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Large Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

NVIT Large Cap Growth Fund

Initial Approval of Advisory Agreement

At the December 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Large Cap Growth Fund (the “Fund”), the termination of The Boston Company Asset Management (“TBCAM”) as a subadviser to the Fund and the appointment of Boston Advisors, LLC (“Boston Advisors”) as subadviser to the Fund pursuant to a new Subadvisory Agreement (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Boston Advisors in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making their determinations, the Trustees took into account information provided to them as to Boston Advisors, including information relating to Boston Advisors’ investment strategy and process and Boston Advisors’ risk/return profile. The Trustees also considered the experience of the investment personnel of Boston Advisors that would be managing the Fund. The Trustees considered information concerning the investment performance of the Fund and considered the past performance record of Boston Advisors managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets.

The Board considered the Fund’s overall fee level. The Board noted that the subadvisory fee schedule proposed with respect to Boston Advisors was anticipated to result in a lower effective subadvisory fee rate to be paid by NFA to Boston Advisors than that paid by NFA to TBCAM. The Board also considered that as a result of the new fee structure, NFA proposed to share the savings with shareholders of the Fund by entering into a Fee Waiver Agreement with the Trust whereby NFA would waive from the investment advisory fee 0.038% until at least May 1, 2017, representing all of the savings that NFA will realize due to the new fee structure (based on the Fund’s asset level as of September 30, 2015) and that the waiver cannot be changed or terminated without approval by the Board. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers.

The Board noted that the Fund’s subadvisory fee schedule includes breakpoints, reducing the subadvisory fees charged to NFA as assets of the Fund increase.

The Board determined to defer any review of potential fallout benefits of the Subadvisory Agreement to Boston Advisors, if any, until Boston Advisors had served as subadviser for a reasonable period of time. No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

●	The nature, extent, and quality of the investment advisory services to be provided to the Fund by Boston Advisors appeared reasonable and appropriate;

●	The prospects for satisfactory investment performance of the Fund, if Boston Advisors were to be appointed as subadviser, were reasonable.

●	The subadvisory fees to be paid to Boston Advisors were fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

27

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $205,822,196, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

28

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

30

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

33

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

34

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

35

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

36

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

37

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Annual Report

December 31, 2015

Neuberger Berman NVIT Multi Cap Opportunities Fund

AR-MCO 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Neuberger Berman NVIT Multi Cap Opportunities Fund

For the annual period ended December 31, 2015, the Neuberger Berman NVIT Multi Cap Opportunities Fund (Class I) registered -1.08% versus 1.38% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 204 funds as of December 31, 2015) was 0.37% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

In 2015, the S&P 500 Index returned 1.38%. Moderate yet steady improvement in the U.S. economy is supporting growth in U.S. corporate earnings and cash flow. At the end of the year, the Federal Reserve increased its target range for the federal funds rate. We believe this decision reflects evidence of ongoing improvement in the U.S. economy. We believe the current environment should enable successful corporate planning and sustained earnings expansion. We continue to see the potential for attractive returns in the U.S. equity market over time based on economic activity, strong company fundamentals, and reasonable valuations.

Within the Fund, stock selection in Health Care and Information Technology benefited relative performance, while stock selection in Energy and Consumer Discretionary detracted relative to the index. Sector allocation detracted from relative performance, primarily in Industrials, Consumer Discretionary and Materials. The portfolio finished the period with an overweight in Financials, Industrials and Information Technology, while holding an underweight in Consumer Discretionary, Consumer Staples and Energy. The portfolio had no exposure to Telecommunications Services during the period.

Portfolio construction is an important component of our investment process and consists of three investment categories: Special Situation, Opportunistic, and Classic investments. This balanced approach aims to mitigate risk, while seeking to generate alpha through stock selection in various market environments. We continue to find compelling opportunities in each category.

The core of our investment process is an unwavering focus on a company’s generation of free cash flow and its use by management. We believe free cash flow is a cleaner measure of a company’s value creation, whereas income statement earnings may be obfuscated by various accounting methods. Our analysis considers the stability and sources of free cash flow generation, as well as the potential uses of this capital. This investment focus enables us to look across sectors, market capitalizations, and risk profiles to find opportunities, particularly during periods of increased market volatility.

We believe the current environment is attractive for free cash flow oriented investing. In our view, companies have some of the healthiest balance sheets in recent history, and free cash flow generation remains strong. As a result, management teams have a significant opportunity to create value for shareholders by allocating capital effectively. Dividend increases, share repurchase programs, cash accumulation, debt retirement, organic growth initiatives, selective and highly accretive acquisitions — all can accrue to the benefit of equity holders. When company specific drivers are in focus, high conviction active managers have the potential to add value for their clients through stock selection. We believe deep fundamental analysis centered on free cash flow and capital structure efficiency may be an important driver of performance going forward.

As we evaluate both potential new positions and current portfolio holdings, we will continue to do so with a long-term investment perspective in mind. As always, our focus is to seek to grow our clients’ assets through the disciplined application of our investment philosophy and process.

Subadviser:

Neuberger Berman Management LLC

Portfolio Manager:

Richard S. Nackenson

The Fund is subject to the risks of investing in equity securities (including small companies and special situation companies). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund also is subject to the risks of investing in

4

Fund Commentary (con’t.)	Neuberger Berman NVIT Multi Cap Opportunities Fund

foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses both a growth style and a value style of investing, and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	Neuberger Berman NVIT Multi Cap Opportunities Fund

Asset Allocation†

Common Stocks	99.3%
Other assets in excess of liabilities	0.7%
100.0%

Top Industries††

Health Care Providers & Services	10.3%
Diversified Financial Services	8.2%
Banks	7.7%
Communications Equipment	6.2%
Internet Software & Services	6.2%
Capital Markets	6.2%
Technology Hardware, Storage & Peripherals	5.4%
Aerospace & Defense	5.1%
Software	4.1%
Media	4.0%
Other Industries	36.6%
100.0%

Top Holdings††

Goldman Sachs Group, Inc. (The)	4.7%
JPMorgan Chase & Co.	4.6%
Intercontinental Exchange, Inc.	4.2%
Berkshire Hathaway, Inc., Class B	4.1%
Alphabet, Inc., Class C	3.8%
Motorola Solutions, Inc.	3.7%
Cardinal Health, Inc.	3.6%
Pfizer, Inc.	3.4%
Stanley Black & Decker, Inc.	3.4%
American Express Co.	3.2%
Other Holdings	61.3%
100.0%

Objective

The Fund seeks long-term capital growth.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -1.08%, underperforming the benchmark by 2.46% and the Lipper peer category median by 1.45%

•	Within the Fund, stock selection in Health Care and Information Technology benefited relative performance, while stock selection in Energy and Consumer Discretionary detracted relative to the index

•	Sector allocation detracted from relative performance, primarily in Industrials, Consumer Discretionary and Materials.

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	Neuberger Berman NVIT Multi Cap Opportunities Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(1.08)%	9.41%	5.67%
Class II	(1.19)%	9.30%	5.51%
S&P 500® Index	1.38%	12.57%	8.02%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio^
Class I	0.83%
Class II	0.93%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	Neuberger Berman NVIT Multi Cap Opportunities Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Neuberger Berman NVIT Multi Cap Opportunities Fund since inception through 12/31/15 versus performance of the S&P 500® Index and the Consumer Price Index (CPI). Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Multi Cap Opportunities Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	974.80	4.18	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.97	4.28	0.84
Class II Shares	Actual	(a)	1,000.00	974.50	4.68	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.47	4.79	0.94

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.3%

	Shares	Market Value

Aerospace & Defense 5.1%
Boeing Co. (The)	41,000	$5,928,190
Raytheon Co.	33,500	4,171,755

		10,099,945

Banks 7.6%
JPMorgan Chase & Co.	138,000	9,112,140
Wells Fargo & Co.	112,000	6,088,320

		15,200,460

Capital Markets 6.1%
Charles Schwab Corp. (The)	87,000	2,864,910
Goldman Sachs Group, Inc. (The)	52,000	9,371,960

		12,236,870

Chemicals 2.5%
Methanex Corp.	88,000	2,904,880
Scotts Miracle-Gro Co. (The), Class A	32,000	2,064,320

		4,969,200

Commercial Services & Supplies 2.5%
Pitney Bowes, Inc.	240,000	4,956,000

Communications Equipment 6.2%
Cisco Systems, Inc.	190,000	5,159,450
Motorola Solutions, Inc.	106,000	7,255,700

		12,415,150

Consumer Finance 3.2%
American Express Co.	92,000	6,398,600

Containers & Packaging 2.9%
Sealed Air Corp.	132,000	5,887,200

Diversified Financial Services 8.2%
Berkshire Hathaway, Inc., Class B *	61,000	8,054,440
Intercontinental Exchange, Inc.	32,500	8,328,450

		16,382,890

Electrical Equipment 0.9%
Rockwell Automation, Inc.	17,000	1,744,370

Energy Equipment & Services 1.9%
Schlumberger Ltd.	54,000	3,766,500

Food Products 1.7%
Mondelez International, Inc., Class A	78,000	3,497,520

Gas Utilities 1.2%
National Fuel Gas Co.	54,000	2,308,500

Health Care Equipment & Supplies 1.6%
Hill-Rom Holdings, Inc.	65,000	3,123,900

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 10.2%
Aetna, Inc.	33,000	$3,567,960
Cardinal Health, Inc.	81,000	7,230,870
HCA Holdings, Inc. *	91,000	6,154,330
Henry Schein, Inc. *	22,000	3,480,180

		20,433,340

Hotels, Restaurants & Leisure 1.7%
Hyatt Hotels Corp., Class A *	71,000	3,338,420

Household Products 1.3%
Procter & Gamble Co. (The)	33,000	2,620,530

Industrial Conglomerates 3.0%
3M Co.	39,500	5,950,280

Information Technology Services 2.7%
PayPal Holdings, Inc. *	148,000	5,357,600

Internet Software & Services 6.1%
Alphabet, Inc., Class C *	10,000	7,588,800
eBay, Inc. *	170,000	4,671,600

		12,260,400

Machinery 3.4%
Stanley Black & Decker, Inc.	63,000	6,723,990

Media 4.0%
Omnicom Group, Inc.	34,500	2,610,270
Twenty-First Century Fox, Inc., Class A	197,000	5,350,520

		7,960,790

Pharmaceuticals 3.4%
Pfizer, Inc.	210,000	6,778,800

Professional Services 1.1%
Nielsen Holdings PLC	48,500	2,260,100

Road & Rail 1.4%
CSX Corp.	111,000	2,880,450

Software 4.0%
Activision Blizzard, Inc.	110,000	4,258,100
Microsoft Corp.	69,000	3,828,120

		8,086,220

Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	35,000	3,684,100
EMC Corp.	154,000	3,954,720
NCR Corp. *	130,000	3,179,800

		10,818,620

10

Statement of Investments (Continued)

December 31, 2015

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Common Stocks (continued)

Market Value

Total Investments (cost $158,583,956) (a) — 99.3%	$198,456,645
Other assets in excess of liabilities — 0.7%	1,488,683

NET ASSETS — 100.0%	$199,945,328

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2015

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $158,583,956)	$198,456,645
Cash	3,245,814
Dividends receivable	171,357
Receivable for capital shares issued	207
Prepaid expenses	393

Total Assets	201,874,416

Liabilities:
Payable for investments purchased	1,454,007
Payable for capital shares redeemed	314,494
Accrued expenses and other payables:
Investment advisory fees	103,162
Fund administration fees	10,319
Distribution fees	5,458
Administrative servicing fees	22,634
Accounting and transfer agent fees	83
Custodian fees	1,166
Compliance program costs (Note 3)	226
Professional fees	11,964
Printing fees	5,523
Other	52

Total Liabilities	1,929,088

Net Assets	$199,945,328

Represented by:
Capital	$150,864,665
Accumulated undistributed net investment income	64,413
Accumulated net realized gains from investments	9,143,561
Net unrealized appreciation/(depreciation) from investments	39,872,689

Net Assets	$199,945,328

Net Assets:
Class I Shares	$174,480,732
Class II Shares	25,464,596

Total	$199,945,328

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	19,281,508
Class II Shares	2,845,788

Total	22,127,296

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.05
Class II Shares	$8.95

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2015

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$3,530,363
Interest income	4,147
Foreign tax withholding	(8,511)

Total Income	3,525,999

EXPENSES:
Investment advisory fees	1,300,897
Fund administration fees	124,591
Distribution fees Class II Shares	69,017
Administrative servicing fees Class I Shares	285,678
Professional fees	28,591
Printing fees	22,025
Trustee fees	6,043
Custodian fees	8,073
Accounting and transfer agent fees	594
Compliance program costs (Note 3)	909
Other	8,100

Total Expenses	1,854,518

NET INVESTMENT INCOME	1,671,481

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,270,803
Net change in unrealized appreciation/(depreciation) from investments	(12,956,184)

Net realized/unrealized losses from investments	(3,685,381)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,013,900)

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$1,671,481	$2,143,409
Net realized gains from investments	9,270,803	18,174,314
Net change in unrealized appreciation/(depreciation) from investments	(12,956,184)	(5,463,664)

Change in net assets resulting from operations	(2,013,900)	14,854,059

Distributions to Shareholders From:
Net investment income:
Class I	(1,424,734)	(1,798,702)
Class II	(182,101)	(243,389)
Net realized gains:
Class I	(16,101,100)	(32,421,963)
Class II	(2,327,659)	(5,036,119)

Change in net assets from shareholder distributions	(20,035,594)	(39,500,173)

Change in net assets from capital transactions	(8,062,966)	2,281,780

Change in net assets	(30,112,460)	(22,364,334)

Net Assets:
Beginning of year	230,057,788	252,422,122

End of year	$199,945,328	$230,057,788

Accumulated undistributed net investment income at end of year	$64,413	$101,318

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,885,038	$3,388,774
Dividends reinvested	17,525,834	34,220,665
Cost of shares redeemed	(25,258,196)	(32,179,100)

Total Class I Shares	(5,847,324)	5,430,339

Class II Shares
Proceeds from shares issued	1,017,794	1,688,706
Dividends reinvested	2,509,760	5,279,508
Cost of shares redeemed	(5,743,196)	(10,116,773)

Total Class II Shares	(2,215,642)	(3,148,559)

Change in net assets from capital transactions	$(8,062,966)	$2,281,780

SHARE TRANSACTIONS:
Class I Shares
Issued	187,898	301,861
Reinvested	1,977,111	3,387,151
Redeemed	(2,550,433)	(2,926,323)

Total Class I Shares	(385,424)	762,689

Class II Shares
Issued	108,084	153,111
Reinvested	286,410	528,246
Redeemed	(577,950)	(919,921)

Total Class II Shares	(183,456)	(238,564)

Total change in shares	(568,880)	524,125

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2015 (b)	$10.15	0.08	(0.22)	(0.14)	(0.07)	(0.89)	(0.96)	$9.05	(1.08%	)	$174,480,732	0.84%	0.78%	0.84%	25.62%
Year Ended December 31, 2014 (b)	$11.40	0.10	0.62	0.72	(0.09)	(1.88)	(1.97)	$10.15	6.60%		$199,621,887	0.83%	0.91%	0.83%	26.67%
Year Ended December 31, 2013 (b)	$8.34	0.11	3.50	3.61	(0.11)	(0.44)	(0.55)	$11.40	43.82%		$215,486,565	0.84%	1.05%	0.84%	100.24%
Year Ended December 31, 2012 (b)	$7.79	0.12	1.17	1.29	(0.12)	(0.62)	(0.74)	$8.34	16.94%		$171,120,656	0.85%	1.47%	0.85%	125.03%
Year Ended December 31, 2011 (b)	$8.95	0.05	(1.09)	(1.04)	(0.05)	(0.07)	(0.12)	$7.79	(11.62%	)	$175,068,378	0.83%	0.59%	0.83%	102.26%

Class II Shares
Year Ended December 31, 2015 (b)	$10.05	0.07	(0.22)	(0.15)	(0.06)	(0.89)	(0.95)	$8.95	(1.19%	)	$25,464,596	0.94%	0.68%	0.94%	25.62%
Year Ended December 31, 2014 (b)	$11.30	0.09	0.62	0.71	(0.08)	(1.88)	(1.96)	$10.05	6.56%		$30,435,901	0.93%	0.81%	0.93%	26.67%
Year Ended December 31, 2013 (b)	$8.28	0.10	3.46	3.56	(0.10)	(0.44)	(0.54)	$11.30	43.53%		$36,935,557	0.94%	0.96%	0.94%	100.24%
Year Ended December 31, 2012 (b)	$7.74	0.11	1.16	1.27	(0.11)	(0.62)	(0.73)	$8.28	16.84%		$24,165,815	0.95%	1.38%	0.95%	125.03%
Year Ended December 31, 2011 (b)	$8.89	0.05	(1.09)	(1.04)	(0.04)	(0.07)	(0.11)	$7.74	(11.66%	)	$23,698,456	0.93%	0.53%	0.93%	102.26%

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

17

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to distribution redesignations and return of capital dividends. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investment transactions
$—	$(101,551)	$101,551

Amount designated as “—” is zero or has been rounded to zero.

18

Notes to Financial Statements (Continued)

December 31, 2015

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.60%.

19

Notes to Financial Statements (Continued)

December 31, 2015

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $124,591 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $909.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $285,678.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class I shares.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate.

20

Notes to Financial Statements (Continued)

December 31, 2015

Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $54,574,277 and sales of $79,406,719 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $10,286 of brokerage commissions.

21

Notes to Financial Statements (Continued)

December 31, 2015

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,793,428	$18,242,166	$20,035,594	$—	$20,035,594

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$30,465,148	$9,035,025	$39,500,173	$—	$39,500,173

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$64,413	$9,288,456	$9,352,869	$—	$39,727,794	$49,080,663

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$158,728,851	$45,265,186	$(5,537,392)	$39,727,794

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Neuberger Berman NVIT Multi Cap Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Multi Cap Opportunities Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and the application of alternative procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

23

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $18,242,166, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

24

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

29

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

30

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

32

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

33

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Annual Report

December 31, 2015

Neuberger Berman NVIT Socially Responsible Fund

AR-SR 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Neuberger Berman NVIT Socially Responsible Fund

For the annual period ended December 31, 2015, the Neuberger Berman NVIT Socially Responsible Fund (Class II) registered -0.42% versus 1.38% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Core Funds (consisting of 128 funds as of December 31, 2015) was -2.14% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Global and local pressures that carried over from 2014 weighed on markets in 2015. In the U.S., the biggest impacts both on sentiment and earnings for companies in the S&P 500 came from the continued strengthening of the dollar and the ongoing decline in the price of oil. The dollar, which appreciated roughly 15% in 2015, constrained the overseas earnings of U.S. companies. Oil’s decline—the average price of West Texas Intermediate (WTI) crude oil was down nearly 40% in 2015—impacted both exploration and production companies and oil services related capital spending.

Globally, China’s slowing GDP growth rate and the resultant weaker demand has exposed excess capacity, long a concern of our team, pressuring commodity prices. This impacted growth and capital spending for both producers and their suppliers, and has been a headwind for natural resource-driven economies including Brazil and Canada.

Heightened geopolitical risk was another global overlay in 2015; conflict in the Middle East, tension between Russia and the West over Crimea and Middle East policy, and resurgent debt issues in Greece and Puerto Rico serving as a reminder of how fragile some economies remain given debt burdens and global excesses.

Flattish equity market performance, in light of these factors, turned sharply negative in the third quarter. China’s decision to revalue the renminbi and continued decline in commodities underscored growth concerns. A positive Federal Reserve statement regarding the U.S. growth outlook along with a commitment to be measured in raising rates resulted in a fourth quarter rebound which brought the year back into overall modestly positive territory.

Controlling for the effects of oil and the stronger dollar, earnings for U.S. companies were fairly good in 2015, showing signs of underlying strength. Our emphasis continues to be on high quality, growing businesses with solid balance sheets, capable, tested management teams and reputable Environmental, Social and Governance ESG characteristics. Within the portfolio, our businesses largely performed in line with our expectations, turning in solid results compared to their peers.

During the year, holdings in Financials, Utilities and Telecommunication Services provided positive relative performance while those in Industrials, Consumer Staples and Consumer Discretionary detracted.

Top performers for the year were Progressive Insurance; Newell Rubbermaid Inc.; eBay Inc.; IntercontinentalExchange, Inc.; and Unilever. Detractors were led by American Express Co.; NOW Inc.; Keurig Green Mountain, Inc.; Noble Energy, Inc.; and W.W. Grainger, Inc.

Progressive Insurance and IntercontinentalExchange, both Financials, are long term holdings that have been executing well.

Newell Rubbermaid, in a late development during the year, announced an agreement to merge with Jarden Corp. Newell Rubbermaid, first purchased in late 2012, has executed its plan to streamline company operations and to position its portfolio of products for growth across both U.S. and international markets. The combination, should it materialize, would likely present Newell the opportunity to apply its now-proven strategies across the combined portfolio of consumer-facing brands.

American Express, a detractor from returns in 2015, continues to be a core holding of the fund. While the loss of the Costco contract impacted near term earning growth and has adversely impacted 2015 performance, we believe the company’s unique position in the payment space

4

Fund Commentary (cont’d)	Neuberger Berman NVIT Socially Responsible Fund

as the only global closed-loop payment system should allow it to resume its earnings growth and generate high returns on capital in 2017 and beyond. American Express has a history of meeting community credit needs from supporting small businesses to its financial inclusion initiatives. The company has long been credited as a best place to work and recognized leader in diversity initiatives.

Keurig Green Mountain was a weak stock through most of the year. In December, Keurig received an offer to be acquired and we used the resulting positive price response to exit the position.

Underperformance of NOW Inc. and W.W. Grainger – both Industrials – was primarily driven by fears of a slowing U.S. economy and continued weakness in oil prices. Both companies have proven management teams and strong balance sheets, and are positioned to execute through any turmoil that may occur.

We added, chronologically, Manpower Inc.; Adobe Systems Inc.; Keurig Green Mountain; NetScout Systems, Inc.; and J.B. Hunt Transport Services, Inc. to the portfolio. Additions were, generally, in companies that are consistent with our business quality and ESG criteria with stocks that meet our earnings growth and valuation metrics.

Complete sales included The J. M. Smucker Company; Sanofi; Costco Wholesale Corp.; Praxair, Inc.; Novozymes A/S; Herman Miller, Inc.; and Keurig Green Mountain. Sales were, generally, on valuation considerations with names typically being returned to our prospect list.

Looking ahead, we continue to believe that the U.S. economy is relatively well poised in a slow growth world. This belief rests on two legs. First, we believe that the U.S. consumer is in good shape entering 2016. Consumers used low gas prices in 2015 to improve the health of their financial situations, exiting the year with a debt service burden at a multi-year low and a saving rate at a multi-year high. Unemployment at 5% and some evidence of wage inflation should, in our view, continue to support consumer purchasing power into 2016.

Second, we believe there will be a reduction in some of the pressures U.S. manufacturers have felt over the past year and a half. The dollar’s strength in 2015 was in anticipation of the Fed’s long-expected rate increase. We think the Fed’s December move, and signals that it may begin measured moves higher, means the dollar appreciation could be more limited and may even surprise by weakening somewhat in 2016. In short, a stronger consumer with reduced dollar headwinds could support an improving outlook for U.S. manufacturers as 2016 unfolds.

While revenue and earnings growth comparisons of first half 2016 versus first half 2015 might look tough given the decline in oil prices and strengthening of the dollar, we expect solid underlying earnings from our companies and would anticipate more favorable comparisons in the second half of 2016.

Within the portfolio, we believe our companies are positioned to do well in a variety of environments. Given the operating leverage inherent in the businesses we own, we believe our companies can translate top line growth in the low to mid- single digits into stronger, advantaged bottom line growth.

Our primary concerns continue to be geopolitical in nature, focused around the volatile environment in the Middle East and the widening foreign policy gulf between Russia and the West, along with a lack of transparency into growth prospects in China.

Absent an exogenous shock to the system, we would expect continued slow growth for the global economy. With that said, we believe our companies also have strong balance sheets and free cash flow generation that would enable them to weather global economic turmoil should it occur.

Subadviser:

Neuberger Berman Management LLC

5

Fund Commentary (cont’d)	Neuberger Berman NVIT Socially Responsible Fund

Portfolio Managers:

Ingrid Dyott; Sajjad Ladiwala, CFA; Arthur Moretti, CFA; and Mamundi (MG) Subhas, CFA

The Fund is subject to the risks of investing in equity securities (including mid-sized companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Social policy funds may underperform other funds that do not have a social policy. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	Neuberger Berman NVIT Socially Responsible Fund

Asset Allocation†

Common Stocks	98.8%
Other assets in excess of liabilities	1.2%
100.0%

Top Industries††

Health Care Equipment & Supplies	7.2%
Information Technology Services	7.1%
Industrial Conglomerates	6.6%
Software	6.0%
Insurance	5.2%
Trading Companies & Distributors	5.2%
Semiconductors & Semiconductor Equipment	5.1%
Household Durables	5.1%
Consumer Finance	4.7%
Specialty Retail	4.5%
Other Industries	43.3%
100.0%

Top Holdings††

Progressive Corp. (The)	5.2%
Texas Instruments, Inc.	5.1%
Newell Rubbermaid, Inc.	5.1%
American Express Co.	4.7%
Danaher Corp.	4.5%
Eversource Energy	4.4%
Intuit, Inc.	4.3%
Becton, Dickinson and Co.	3.8%
Unilever NV, NYRS	3.7%
Schlumberger Ltd.	3.7%
Other Holdings	55.5%
100.0%

Objective

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -0.42%, underperforming the benchmark by 1.80% and outperforming the Lipper peer category median by 1.72%

•	Holdings in Financials, Utilities and Telecommunication Services provided positive relative performance

•	Holdings in Industrials, Consumer Staples and Consumer Discretionary detracted from relative performance

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

7

Fund Performance	Neuberger Berman NVIT Socially Responsible Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.32)%	10.55%	7.37%
Class II	(0.42)%	10.44%	7.27%
S&P 500® Index	1.38%	12.57%	8.02%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.80%	0.80%
Class II	1.05%	0.89%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

8

Fund Performance (con’t.)	Neuberger Berman NVIT Socially Responsible Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Neuberger Berman NVIT Socially Responsible Fund since inception through 12/31/15 versus performance of the S&P 500® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Socially Responsible Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	990.80	4.11	0.82
	Hypothetical	(a)(b)	1,000.00	1,021.07	4.18	0.82
Class II Shares	Actual	(a)	1,000.00	989.80	4.56	0.91
	Hypothetical	(a)(b)	1,000.00	1,020.62	4.63	0.91

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2015

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.8%

	Shares	Market Value

Airlines 2.3%
Ryanair Holdings PLC, ADR-IE	36,693	$3,172,478

Auto Components 2.1%
BorgWarner, Inc.	68,550	2,963,416

Banks 3.6%
U.S. Bancorp	116,661	4,977,925

Communications Equipment 1.4%
NetScout Systems, Inc.*	62,047	1,904,843

Consumer Finance 4.7%
American Express Co.	92,582	6,439,078

Diversified Financial Services 3.2%
Intercontinental Exchange, Inc.	16,944	4,342,069

Diversified Telecommunication Services 2.9%
Level 3 Communications, Inc.*	74,148	4,030,685

Electric Utilities 4.4%
Eversource Energy	118,220	6,037,495

Energy Equipment & Services 3.6%
Schlumberger Ltd.	71,748	5,004,423

Health Care Equipment & Supplies 7.2%
Abbott Laboratories	104,656	4,700,101
Becton, Dickinson and Co.	33,608	5,178,657

		9,878,758

Health Care Providers & Services 1.3%
Premier, Inc., Class A*	51,150	1,804,061

Household Durables 5.0%
Newell Rubbermaid, Inc.	156,687	6,906,763

Industrial Conglomerates 6.5%
3M Co.	19,118	2,879,936
Danaher Corp.	65,673	6,099,708

		8,979,644

Information Technology Services 7.0%
Alliance Data Systems Corp.*	17,448	4,825,593
MasterCard, Inc., Class A	23,923	2,329,143
PayPal Holdings, Inc.*	70,333	2,546,055

		9,700,791

Insurance 5.2%
Progressive Corp. (The)	223,912	7,120,402

Internet Software & Services 2.3%
eBay, Inc.*	116,658	3,205,762

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 3.9%
Cimarex Energy Co.	15,963	$1,426,773
Noble Energy, Inc.	118,275	3,894,796

		5,321,569

Personal Products 3.7%
Unilever NV, NYRS-UK	117,455	5,088,151

Pharmaceuticals 2.1%
Roche Holding AG, ADR-CH	82,628	2,848,187

Professional Services 3.6%
ManpowerGroup, Inc.	24,279	2,046,477
Robert Half International, Inc.	62,273	2,935,549

		4,982,026

Road & Rail 1.2%
J.B. Hunt Transport Services, Inc.	22,787	1,671,654

Semiconductors & Semiconductor Equipment 5.1%
Texas Instruments, Inc.	127,336	6,979,286

Software 5.9%
Adobe Systems, Inc.*	24,342	2,286,687
Intuit, Inc.	60,838	5,870,867

		8,157,554

Specialty Retail 4.4%
O’Reilly Automotive, Inc.*	8,031	2,035,216
TJX Cos., Inc. (The)	57,072	4,046,976

		6,082,192

Textiles, Apparel & Luxury Goods 1.1%
Gildan Activewear, Inc.	53,412	1,517,969

Trading Companies & Distributors 5.1%
NOW, Inc.*	149,608	2,366,799
W.W. Grainger, Inc.	23,246	4,709,407

		7,076,206

Total Investments (cost $108,146,256) (a) — 98.8%		136,193,387
Other assets in excess of liabilities — 1.2%		1,654,486

NET ASSETS — 100.0%		$137,847,873

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

11

Statement of Investments (Continued)

December 31, 2015

Neuberger Berman NVIT Socially Responsible Fund (Continued)

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

IE	Ireland

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

December 31, 2015

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $108,146,256)	$136,193,387
Cash	2,013,484
Foreign currencies, at value (cost $4,449)	3,916
Dividends receivable	74,488
Receivable for capital shares issued	3,591
Prepaid expenses	277

Total Assets	138,289,143

Liabilities:
Payable for investments purchased	169,406
Payable for capital shares redeemed	150,016
Accrued expenses and other payables:
Investment advisory fees	76,687
Fund administration fees	9,162
Distribution fees	10,074
Administrative servicing fees	8,050
Accounting and transfer agent fees	89
Custodian fees	780
Compliance program costs (Note 3)	151
Professional fees	11,879
Printing fees	4,929
Other	47

Total Liabilities	441,270

Net Assets	$137,847,873

Represented by:
Capital	$96,904,892
Accumulated undistributed net investment income	55,649
Accumulated net realized gains from investments and foreign currency transactions	12,840,733
Net unrealized appreciation/(depreciation) from investments	28,047,131
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(532)

Net Assets	$137,847,873

Net Assets:
Class I Shares	$7,079,701
Class II Shares	130,768,172

Total	$137,847,873

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	528,899
Class II Shares	9,774,423

Total	10,303,322

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.39
Class II Shares	$13.38

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Year Ended December 31, 2015

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$2,524,266
Interest income	4,584
Foreign tax withholding	(7,876)

Total Income	2,520,974

EXPENSES:
Investment advisory fees	970,891
Fund administration fees	110,127
Distribution fees Class II Shares	353,885
Administrative servicing fees Class I Shares	3,982
Administrative servicing fees Class II Shares	70,779
Professional fees	26,511
Printing fees	21,307
Trustee fees	4,146
Custodian fees	5,635
Accounting and transfer agent fees	622
Compliance program costs (Note 3)	623
Other	6,696

Total expenses before fees waived	1,575,204

Distribution fees waived — Class II (Note 3)	(226,489)

Net Expenses	1,348,715

NET INVESTMENT INCOME	1,172,259

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	13,205,803
Net realized losses from foreign currency transactions (Note 2)	(3,473)

Net realized gains from investments and foreign currency transactions	13,202,330

Net change in unrealized appreciation/(depreciation) from investments	(14,866,619)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	606

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(14,866,013)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(1,663,683)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(491,424)

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$1,172,259	$1,461,223
Net realized gains from investments and foreign currency transactions	13,202,330	33,598,049
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(14,866,013)	(18,212,372)

Change in net assets resulting from operations	(491,424)	16,846,900

Distributions to Shareholders From:
Net investment income:
Class I	(63,402)	(74,928)
Class II	(1,049,735)	(1,326,455)
Net realized gains:
Class I	(1,274,531)	–
Class II	(23,356,072)	–

Change in net assets from shareholder distributions	(25,743,740)	(1,401,383)

Change in net assets from capital transactions	414,640	(47,938,791)

Change in net assets	(25,820,524)	(32,493,274)

Net Assets:
Beginning of year	163,668,397	196,161,671

End of year	$137,847,873	$163,668,397

Accumulated undistributed net investment income at end of year	$55,649	$56,830

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,020,712	$1,933,015
Dividends reinvested	1,337,933	74,928
Cost of shares redeemed	(1,917,036)	(5,948,222)

Total Class I Shares	441,609	(3,940,279)

Class II Shares
Proceeds from shares issued	4,978,684	2,773,549
Dividends reinvested	24,405,807	1,326,455
Cost of shares redeemed	(29,411,460)	(48,098,516)

Total Class II Shares	(26,969)	(43,998,512)

Change in net assets from capital transactions	$414,640	$(47,938,791)

SHARE TRANSACTIONS:
Class I Shares
Issued	63,384	126,951
Reinvested	103,474	4,611
Redeemed	(121,370)	(387,482)

Total Class I Shares	45,488	(255,920)

Class II Shares
Issued	321,068	174,075
Reinvested	1,889,239	81,678
Redeemed	(1,864,039)	(3,101,857)

Total Class II Shares	346,268	(2,846,104)

Total change in shares	391,756	(3,102,024)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$16.52	0.14	(0.33)	(0.19)	(0.12)	(2.82)	(2.94)	$13.39	(0.32%	)	$7,079,701	0.82%	0.87%	0.82%	19.43%
Year Ended December 31, 2014 (c)	$15.08	0.15	1.45	1.60	(0.16)	–	(0.16)	$16.52	10.60%		$7,985,893	0.80%	0.95%	0.80%	32.63%
Year Ended December 31, 2013 (c)	$10.95	0.09	4.15	4.24	(0.11)	–	(0.11)	$15.08	38.77%		$11,149,054	0.80%	0.70%	0.80%	29.66%
Year Ended December 31, 2012 (c)	$9.94	0.13	1.01	1.14	(0.13)	–	(0.13)	$10.95	11.50%		$8,105,858	0.81%	1.23%	0.81%	29.83%
Year Ended December 31, 2011 (c)	$10.34	0.06	(0.39)	(0.33)	(0.07)	–	(0.07)	$9.94	(3.18%	)	$6,590,973	0.79%	0.57%	0.79%	30.20%

Class II Shares
Year Ended December 31, 2015 (c)	$16.51	0.12	(0.32)	(0.20)	(0.11)	(2.82)	(2.93)	$13.38	(0.42%	)	$130,768,172	0.91%	0.78%	1.07%	19.43%
Year Ended December 31, 2014 (c)	$15.07	0.13	1.45	1.58	(0.14)	–	(0.14)	$16.51	10.51%		$155,682,504	0.89%	0.82%	1.05%	32.63%
Year Ended December 31, 2013 (c)	$10.95	0.08	4.14	4.22	(0.10)	–	(0.10)	$15.07	38.55%		$185,012,617	0.89%	0.62%	1.05%	29.66%
Year Ended December 31, 2012 (c)	$9.94	0.12	1.01	1.13	(0.12)	–	(0.12)	$10.95	11.38%		$156,621,330	0.90%	1.13%	1.06%	29.83%
Year Ended December 31, 2011 (c)	$10.34	0.05	(0.38)	(0.33)	(0.07)	–	(0.07)	$9.94	(3.27%	)	$179,310,401	0.88%	0.50%	1.04%	30.20%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

18

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, distribution redesignation, partnership distributions and return of capital dividends. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investment transactions
$—	$(60,303)	$60,303

Amount designated as “—” is zero or has been rounded to zero.

19

Notes to Financial Statements (Continued)

December 31, 2015

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.65%.

20

Notes to Financial Statements (Continued)

December 31, 2015

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $110,127 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $623.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $226,489, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

21

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $74,761.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $28,404,682 and sales of $50,918,531 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

●	undervalued stocks that do not meet the social criteria could outperform those that do;

●	economic or political changes could make certain companies less attractive for investment; or

●	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well

22

Notes to Financial Statements (Continued)

December 31, 2015

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $5,494 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,113,137	$24,630,603	$25,743,740	$—	$25,743,740

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,401,383	$—	$1,401,383	$—	$1,401,383

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

23

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/(Deficit)
$55,649	$13,050,913	$13,106,562	$—	$27,836,419	$40,942,981

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$108,356,436	$33,620,702	$(5,783,751)	$27,836,951

11. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Neuberger Berman NVIT Socially Responsible Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Socially Responsible Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and broker and the application of alternative procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

25

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $24,630,603, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

26

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

31

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

32

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

33

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

34

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

35

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2015

NVIT Flexible Fixed Income Fund

AR-FLX-FX 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Flexible Fixed Income Fund

For the annual period ended December 31, 2015, the NVIT Flexible Fixed Income Fund (Class P) registered -3.52% versus -3.15% for its benchmark, the Barclays Global Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Global Income Funds (consisting of 73 funds as of December 31, 2015) was -3.52% for the same time period.

The Fund’s investment in the PIMCO CommodityRealReturn Strategy Fund was the largest detractor from overall returns during the reporting period. The PIMCO fund invests in the Bloomberg Commodity Index through the use of derivatives and actively manages its commodity allocations at the sector level — using long and short positions — primarily in the energy and agricultural sectors. These derivatives positions are collateralized by investments in Treasury Inflation-Protected Securities (TIPS) and other high-quality fixed-income securities. The PIMCO fund registered -25.57% during the reporting period, performing slightly worse than the -24.66% registered by the Bloomberg Commodity Index. The Fund’s 7% allocation to the PIMCO fund reduced the Fund’s overall returns for the reporting period by 1.63%.

The next-largest detractor from the Fund’s overall returns during the reporting period was the Nationwide High Yield Bond Fund (a 7% allocation), which registered -4.40% for the period. Certain high-yield bond segments, most notably energy, metals and mining, suffered continued price erosion and higher default rates during the period. High-yield bond spreads generally widened (increasing the yields) during the period, resulting in bond price declines that overshadowed the higher yields.

Two of the Fund’s underlying fixed-income investments that contributed to overall returns during the reporting period were the NVIT Bond Index Fund (an 18% allocation) and the Nationwide Core Plus Bond Fund (a 5% allocation), which posted returns for the period of 0.35% and 0.92%, respectively. The NVIT Bond Index Fund tracks the Barclays U.S. Aggregate Bond Index and consists of investment-grade, intermediate-term U.S. bonds. The Nationwide Core Plus Bond Fund invests most of its portfolio in bonds with similar characteristics to the NVIT Bond Index Fund and maintains a small portion of its portfolio in U.S. high-yield bonds. The reduced allocation to high-yield bonds and shortened duration of the Nationwide Core Plus Bond Fund helped position this underlying fund for a positive return during the period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across traditional fixed-income asset classes in combination with nontraditional asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). The Fund may invest in more-aggressive investments such as derivatives, including commodities (which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT Flexible Fixed Income Fund

Asset Allocation†

Fixed Income Funds	93.3%
Commodity Fund	7.1%
Liabilities in excess of other assets	(0.4)%
100.0%

Top Holdings††

Federated NVIT High Income Bond Fund, Class Y	20.0%
NVIT Bond Index Fund, Class Y	17.9%
NVIT Core Bond Fund, Class Y	14.0%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	10.0%
NVIT Multi Sector Bond Fund, Class Y	9.0%
PIMCO Variable Insurance Trust — Commodity Real Return Strategy Portfolio, Institutional Class	7.1%
Nationwide High Yield Bond Fund, Institutional Class	7.0%
iShares JP Morgan USD Emerging Markets Bond ETF	5.0%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
NVIT Short Term Bond Fund, Class Y	5.0%
100.0%

Objective

The Fund seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class P) registered -3.52%, underperforming its benchmark by 0.37% and matching the performance of the Lipper peer category median

•	The largest detractor from returns was the PIMCO CommodityRealReturn Strategy Fund, which reduced the Fund’s overall returns by 1.63%

•	Two of the Fund’s underlying investments —the NVIT Bond Index Fund and the Nationwide Core Plus Bond Fund — contributed to the Fund’s overall returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

5

Fund Performance	NVIT Flexible Fixed Income Fund

Average Annual Total Return1

(For period ended December 31, 2015)

	1 Yr.	Inception[2]
Class P	(3.52)%	(3.12)%
Barclays Global Aggregate Bond Index	(3.15)%	(3.40)%
CPI	0.73%	(0.14)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class P	5.50%	1.14%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

6

Fund Performance (con’t.)	NVIT Flexible Fixed Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class P shares of the NVIT Flexible Fixed Income Fund since inception through 12/31/15 versus performance of the Barclays Global Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Flexible Fixed Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Flexible Fixed Income Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class P Shares	Actual	(b)	1,000.00	956.80	2.61	0.53
	Hypothetical	(b)(c)	1,000.00	1,022.53	2.70	0.53

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Flexible Fixed Income Fund

Mutual Funds 95.4%

	Shares	Market Value

Commodity Fund 7.1%
PIMCO Variable Insurance Trust — Commodity Real Return Strategy Portfolio, Institutional Class	20,251	$139,528

Total Commodity (cost $196,521)		139,528

Fixed Income Funds 88.3%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	22,492	198,152
Federated NVIT High Income Bond Fund, Class Y (a)	65,548	395,913
Nationwide Core Plus Bond Fund, Institutional Class (a)	9,823	98,820
Nationwide High Yield Bond Fund, Institutional Class (a)	25,139	139,020
NVIT Bond Index Fund, Class Y (a)	34,160	354,583
NVIT Core Bond Fund, Class Y (a)	26,407	275,957
NVIT Multi Sector Bond Fund, Class Y (a)	20,434	177,571
NVIT Short Term Bond Fund, Class Y (a)	9,672	98,554

Total Fixed Income Funds (cost $1,861,545)		1,738,570

Total Mutual Funds (cost $2,058,066)		1,878,098

Exchange Traded Fund 5.0%
Fixed Income Fund 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF	937	99,116

Total Exchange Traded Fund (cost $105,502)		99,116

Total Investments (cost $2,163,568) (b) — 100.4%		1,977,214

Liabilities in excess of other assets — (0.4)%		(8,171)

NET ASSETS — 100.0%		$1,969,043

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

December 31, 2015

NVIT Flexible Fixed Income Fund
Assets:
Investments in affiliates, at value (cost $1,653,327)	$1,540,418
Investments in non-affiliates, at value (cost $510,241)	436,796

Total Investments, at value (total cost $2,163,568)	1,977,214

Cash	1,673
Receivable for investment advisory fees	5,715
Prepaid expenses	9

Total Assets	1,984,611

Liabilities:
Payable for investments purchased	1,628
Payable for capital shares redeemed	44
Accrued expenses and other payables:
Fund administration fees	3,271
Distribution fees	412
Accounting and transfer agent fees	106
Custodian fees	95
Compliance program costs (Note 3)	41
Professional fees	6,894
Printing fees	3,045
Other	32

Total Liabilities	15,568

Net Assets	$1,969,043

Represented by:
Capital	$2,173,346
Accumulated net realized losses from affiliated and non-affiliated investments	(17,949)
Net unrealized appreciation/(depreciation) from investments in affiliates	(112,909)
Net unrealized appreciation/(depreciation) from investments in non-affiliates	(73,445)

Net Assets	$1,969,043

Net Assets:
Class P Shares	$1,969,043

Total	$1,969,043

Shares Outstanding (unlimited number of shares authorized):
Class P Shares	219,764

Total	219,764

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class P Shares	$8.96

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Year Ended December 31, 2015

NVIT Flexible Fixed Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$51,436
Dividend income from non-affiliates	13,886

Total Income	65,322

EXPENSES:
Offering costs	5,863
Investment advisory fees	3,123
Fund administration fees	38,487
Distribution fees Class P Shares	3,904
Professional fees	13,591
Printing fees	9,398
Trustee fees	45
Custodian fees	(415)
Accounting and transfer agent fees	18
Other	3,633

Total expenses before earnings credit and expenses reimbursed	77,647

Earnings credit (Note 5)	(5)
Expenses reimbursed by adviser (Note 3)	(69,363)

Net Expenses	8,279

NET INVESTMENT INCOME	57,043

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	6,723
Net realized losses from investment transactions with affiliates	(5,866)
Net realized losses from investment transactions with non-affiliates	(8,113)

Net realized losses from affiliated and non-affiliated investments	(7,256)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(74,060)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(39,608)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(113,668)

Net realized/unrealized losses from affiliated and non-affiliated investments	(120,924)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,881)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Flexible Fixed Income Fund
	Year Ended December 31, 2015	Period ended December 31, 2014 (a)
Operations:
Net investment income	$57,043	$36,491
Net realized losses from affiliated and non-affiliated investments	(7,256)	(8,840)
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(113,668)	(72,686)

Change in net assets resulting from operations	(63,881)	(45,035)

Distributions to Shareholders From:
Net investment income:
Class P	(59,320)	(38,694)

Change in net assets from shareholder distributions	(59,320)	(38,694)

Change in net assets from capital transactions	570,768	1,605,205

Change in net assets	447,567	1,521,476

Net Assets:
Beginning of period	1,521,476	–

End of period	$1,969,043	$1,521,476

CAPITAL TRANSACTIONS:
Class P Shares
Proceeds from shares issued	$722,063	$6,339,317
Dividends reinvested	59,320	38,694
Cost of shares redeemed	(210,615)	(4,772,806)

Total Class P Shares	570,768	1,605,205

Change in net assets from capital transactions	$570,768	$1,605,205

SHARE TRANSACTIONS:
Class P Shares
Issued	76,197	629,524
Reinvested	6,643	4,039
Redeemed	(21,936)	(474,703)

Total Class P Shares	60,904	158,860

Total change in shares	60,904	158,860

Amount designated as “–” is zero or has been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Flexible Fixed Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover
Class P Shares
Year Ended December 31, 2015 (e)	$9.58	0.35	(0.69)	(0.34)	(0.28)	(0.28)	$8.96	(3.52%	)	$1,969,043	0.53%	3.65%		4.97%	16.76%
Period Ended December 31, 2014 (e)(f)	$10.00	0.24	(0.41)	(0.17)	(0.25)	(0.25)	$9.58	(1.70%	)	$1,521,476	0.54%	2.35%	(g)	6.11%	322.17%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(g)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Flexible Fixed Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated and unaffiliated mutual funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class P shares.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of the unaffiliated and affiliated registered open-end Underlying Funds and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a

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Notes to Financial Statements (Continued)

December 31, 2015

Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds, non-deductible offering costs, and taxable overdistribution. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated and non-affiliated investments
$(506)	$2,277	$(1,771)

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Notes to Financial Statements (Continued)

December 31, 2015

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily. Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and

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Notes to Financial Statements (Continued)

December 31, 2015

sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2014 Amount(a)	Fiscal Year 2015 Amount	Total
$58,071	$69,363	$127,434

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $38,487 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $0.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of

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Notes to Financial Statements (Continued)

December 31, 2015

certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class P shares of the Fund at an annual rate of 0.25%.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Federated NVIT High Income Bond Fund, Class Y	$309,518	$180,468	$57,753	$22,238	$(2,669)	$2,760	$395,913
Nationwide Core Plus Bond Fund, Institutional Class	77,127	35,681	12,200	2,425	(26)	16	98,820
Nationwide High Yield Bond Fund, Institutional Class	108,168	59,819	16,986	6,028	(1,323)	—	139,020
NVIT Bond Index Fund, Class Y	276,659	144,625	57,326	7,381	52	3,004	354,583
NVIT Core Bond Fund, Class Y	215,287	111,114	39,065	8,774	(639)	943	275,957
NVIT Multi Sector Bond Fund, Class Y	138,346	67,437	21,231	2,582	(1,130)	—	177,571
NVIT Short Term Bond Fund, Class Y	76,786	34,747	10,877	2,008	(131)	—	98,554

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $836,908 and sales of $264,662 (excluding short-term securities).

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Notes to Financial Statements (Continued)

December 31, 2015

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated and unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$59,320	$—	$59,320	$—	$59,320

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$38,694	$—	$38,694	$—	$38,694

Amounts designated as “—” are zero or has have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

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Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$—	$—	$(4,007)	$(200,296)	$(204,303)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,177,510	$193	$(200,489)	$(200,296)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$(4,007)	Unlimited

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Flexible Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Flexible Fixed Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, broker, underlying funds’ transfer agent and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

22

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 0.17%.

23

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

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Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

28

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

29

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

31

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

32

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Annual Report

December 31, 2015

NVIT Flexible Moderate Growth Fund

AR-FLX-MOD 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.
Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Flexible Moderate Growth Fund

For the annual period ended December 31, 2015, the NVIT Flexible Moderate Growth Fund (Class P) registered -3.34% versus -2.36% for its benchmark, the MSCI ACWI. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Flexible Portfolio Funds (consisting of 85 funds as of December 31, 2015) was -2.56% for the same time period.

During the reporting period, the Fund’s overall return was most influenced by general weakness across global equity markets.

The largest detractor from the Fund’s performance during the reporting period was the Fund’s 14% allocation to the Nationwide Portfolio Completion Fund, which invests in six distinct asset classes. The Nationwide Portfolio Completion Fund targets a 62% allocation in three fixed-income asset classes (emerging market bonds, international developed market bonds and U.S. high-yield bonds) and the remaining 38% allocation in commodities, global real estate and emerging market equities. The -5.08% performance registered by the Portfolio Completion Fund during the reporting period was affected most by this underlying fund’s allocations to commodities and emerging market equities (which constitute about 27% of the Nationwide Portfolio Completion Fund). These two asset classes suffered significant losses due to the adverse effect of slowing global growth on most emerging market countries and the general oversupply and slack demand for commodities.

Six of the Fund’s seven underlying equity investments posted negative returns during the reporting period and significantly detracted from the Fund’s overall returns for the period. Notwithstanding their relatively small allocations within the Fund, the Fund’s investments in the NVIT Emerging Markets Fund (4% allocation and -15.90% registered performance) and the Nationwide U.S. Small Cap Value Fund (8% allocation and -6.20% registered performance) also were significant detractors from the Fund’s overall returns for the period. As noted above, emerging market equities were hurt by the slowdown in global growth and weak commodities prices. U.S. small-cap value stocks represented one of the worst-performing segments of the U.S. equity markets during the reporting period; the asset class trailed its small-cap growth counterparts by more than 800 basis points for the period.

The lone bright spot for the reporting period was the Fund’s 18% allocation in the NVIT S&P 500 Index Fund, which tracks the S&P 500® Index of U.S. large-cap stocks and returned a modest 1.28% during the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500 Index, were the leaders in this asset class, offsetting a large decline in the energy sector.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across traditional asset classes in combination with nontraditional asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). The Fund may invest in more-aggressive investments such as derivatives, including commodities (which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT Flexible Moderate Growth Fund

Asset Allocation†

Equity Funds	63.8%
Fixed Income Funds	20.3%
Alternative Assets	16.2%
Liabilities in excess of other assets	(0.3)%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	17.9%
NVIT Core Bond Fund, Class Y	15.2%
Nationwide Portfolio Completion Fund, Institutional Class	14.1%
NVIT Mid Cap Index Fund, Class Y	13.9%
NVIT International Index Fund, Class Y	7.9%
Nationwide US Small Cap Value Fund, Institutional Class	7.9%
NVIT Real Estate Fund, Class Y	7.0%
Federated NVIT High Income Bond Fund, Class Y	5.1%
Nationwide Global Equity Fund, Institutional Class	5.0%
NVIT Emerging Markets Fund, Class Y	4.0%
Rydex Variable Trust — Global Managed Futures Strategy	2.0%
100.0%

Objective

The Fund seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class P) registered -3.34%, underperforming its benchmark by 0.98% and the Lipper peer category median by 0.78%

•

The Fund’s underlying investments in the Nationwide Portfolio Completion Fund represented the largest detractor from the Fund’s overall returns for the reporting period, as the Fund’s 14% allocation lost 5.08% during the period, led down by the underlying fund’s allocations to commodities and emerging market equities

•

Of the seven underlying equity investments, only the Fund’s investment in the NVIT S&P 500 Index Fund, an index fund tracking U.S. large-capitalization stocks (and the Fund’s largest allocation), was a positive performer, returning a modest 1.28%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

5

Fund Performance	NVIT Flexible Moderate Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	Inception[2]
Class P	(3.34)%	(0.03)%
MSCI ACWISM	(2.36)%	(0.05)%
CPI	0.73%	(0.14)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class P	5.18%	1.06%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

6

Fund Performance (con’t.)	NVIT Flexible Moderate Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class P shares of the NVIT Flexible Moderate Growth Fund since inception through 12/31/15 versus performance of the MSCI ACWI and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Flexible Moderate Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Flexible Moderate Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class P Shares	Actual	(b)	1,000.00	957.80	2.71	0.55
	Hypothetical(b)(c)		1,000.00	1,022.43	2.80	0.55

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Flexible Moderate Growth Fund

Mutual Funds 100.3%

	Shares	Market Value

Alternative Assets 16.2%
Nationwide Portfolio Completion Fund, Institutional Class (a)	56,531	$507,081
Rydex Variable Trust — Global Managed Futures Strategy	3,758	72,978

Total Alternative Assets (cost $610,772)		580,059

Equity Funds 63.8%
Nationwide Global Equity Fund, Institutional Class (a)	12,289	178,432
Nationwide US Small Cap Value Fund, Institutional Class (a)	24,424	284,545
NVIT Emerging Markets Fund, Class Y (a)	15,647	143,170
NVIT International Index Fund, Class Y (a)	32,777	285,490
NVIT Mid Cap Index Fund, Class Y (a)	22,232	499,097
NVIT Real Estate Fund, Class Y (a)	38,736	251,395
NVIT S&P 500 Index Fund, Class Y (a)	45,950	642,847

Total Equity Funds (cost $2,480,399)		2,284,976

Fixed Income Funds 20.3%
Federated NVIT High Income Bond Fund, Class Y (a)	30,050	181,504
NVIT Core Bond Fund, Class Y (a)	52,185	545,337

Total Fixed Income Funds (cost $771,608)		726,841

Total Mutual Funds (cost $3,862,779)		3,591,876

Total Investments (cost $3,862,779) (b) — 100.3%		3,591,876
Liabilities in excess of other assets — (0.3)%		(8,962)

NET ASSETS — 100.0%		$3,582,914

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

December 31, 2015

NVIT Flexible Moderate Growth Fund
Assets:
Investments in affiliates, at value (cost $3,790,971)	$3,518,898
Investments in non-affiliates, at value (cost $71,808)	72,978

Total Investments, at value (total cost $3,862,779)	3,591,876

Receivable for investments sold	110
Receivable for investment advisory fees	4,870
Prepaid expenses	10

Total Assets	3,596,866

Liabilities:
Payable for capital shares redeemed	110
Accrued expenses and other payables:
Fund administration fees	3,291
Distribution fees	646
Accounting and transfer agent fees	108
Custodian fees	92
Compliance program costs (Note 3)	38
Professional fees	7,132
Printing fees	2,503
Other	32

Total Liabilities	13,952

Net Assets	$3,582,914

Represented by:
Capital	$3,865,067
Accumulated undistributed net investment income	24,612
Accumulated net realized losses from affiliated and non-affiliated investments	(35,862)
Net unrealized appreciation/(depreciation) from investments in affiliates	(272,073)
Net unrealized appreciation/(depreciation) from investments in non-affiliates	1,170

Net Assets	$3,582,914

Net Assets:
Class P Shares	$3,582,914

Total	$3,582,914

Shares Outstanding (unlimited number of shares authorized):
Class P Shares	395,209

Total	395,209

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class P Shares	$9.07

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Year Ended December 31, 2015

NVIT Flexible Moderate Growth Fund
INVESTMENT INCOME:
Dividend income from affiliates	$57,469
Dividend income from non-affiliates	945

Total Income	58,414

EXPENSES:
Offering costs	5,863
Investment advisory fees	4,433
Fund administration fees	38,628
Distribution fees Class P Shares	5,541
Professional fees	14,087
Printing fees	9,377
Trustee fees	63
Custodian fees	(396)
Accounting and transfer agent fees	22
Other	3,745

Total expenses before expenses reimbursed	81,363

Expenses reimbursed by adviser (Note 3)	(69,159)

Net Expenses	12,204

NET INVESTMENT INCOME	46,210

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	76,798
Net realized gain distributions from underlying non-affiliated funds	1,296
Net realized losses from investment transactions with affiliates	(12,020)
Net realized gains from investment transactions with non-affiliates	932

Net realized gains from affiliated and non-affiliated investments	67,006

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(195,573)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(3,486)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(199,059)

Net realized/unrealized losses from affiliated and non-affiliated investments	(132,053)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(85,843)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Flexible Moderate Growth Fund
	Year Ended December 31, 2015	Period ended December 31, 2014 (a)
Operations:
Net investment income	$46,210	$30,725
Net realized gains from affiliated and non-affiliated investments	67,006	65,472
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(199,059)	(71,844)

Change in net assets resulting from operations	(85,843)	24,353

Distributions to Shareholders From:
Net investment income:
Class P	(51,227)	(38,961)
Net realized gains:
Class P	(73,027)	(59,927)

Change in net assets from shareholder distributions	(124,254)	(98,888)

Change in net assets from capital transactions	1,875,608	1,991,938

Change in net assets	1,665,511	1,917,403

Net Assets:
Beginning of period	1,917,403	–

End of period	$3,582,914	$1,917,403

Accumulated undistributed net investment income at end of period	$24,612	$–

CAPITAL TRANSACTIONS:
Class P Shares
Proceeds from shares issued	$1,895,528	$2,557,568
Dividends reinvested	124,254	98,888
Cost of shares redeemed	(144,174)	(664,518)

Total Class P Shares	1,875,608	1,991,938

Change in net assets from capital transactions	$1,875,608	$1,991,938

SHARE TRANSACTIONS:
Class P Shares
Issued	201,138	251,232
Reinvested	13,774	10,039
Redeemed	(15,237)	(65,737)

Total Class P Shares	199,675	195,534

Total change in shares	199,675	195,534

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Flexible Moderate Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover
Class P Shares
Year Ended December 31, 2015 (e)	$9.81	0.20	(0.53)	(0.33)	(0.16)	(0.25)	(0.41)	$9.07	(3.34%	)	$3,582,914	0.55%	2.08%		3.66%	9.07%
Period Ended December 31, 2014 (e)(f)	$10.00	0.19	0.15	0.34	(0.21)	(0.32)	(0.53)	$9.81	3.41%		$1,917,403	0.55%	1.88%	(g)	5.84%	43.59%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(g)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Flexible Moderate Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated and unaffiliated mutual funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class P shares.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent annual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

15

Notes to Financial Statements (Continued)

December 31, 2015

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, and non-deductible offering cost. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

16

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated and non-affiliated investments
$(652)	$29,629	$(28,977)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily. Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

17

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2014 Amount(a)	Fiscal Year 2015 Amount	Total
$57,938	$69,159	$127,097

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $38,628 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $0.

18

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class P shares of the Fund at an annual rate of 0.25%.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Portfolio Completion Fund, Institutional Class	$266,936	$272,564	$14,788	$587	$(1,618)	$—	$507,081
Nationwide Global Equity Fund, Institutional Class	94,694	100,260	4,970	2,032	(520)	—	178,432
Nationwide US Small Cap Value Fund, Institutional Class	157,710	178,976	16,861	1,464	(2,685)	20,736	284,545
NVIT Emerging Markets Fund, Class Y	75,378	90,496	6,098	1,282	(1,114)	—	143,170
NVIT International Index Fund, Class Y	151,659	164,703	22,451	6,268	(1,674)	—	285,490
NVIT Mid Cap Market Index Fund, Class Y	272,992	302,704	38,780	5,551	(351)	21,906	499,097
NVIT Real Estate Fund, Class Y	136,252	176,685	24,697	6,412	(7,360)	25,450	251,395
NVIT S&P 500 Index Fund, Class Y	347,941	353,250	48,686	10,707	3,836	6,074	642,847
Federated NVIT High Income Bond Fund, Class Y	96,106	103,078	3,244	8,774	(253)	1,068	181,504
NVIT Core Bond Fund, Class Y	287,346	297,843	20,506	14,392	(281)	1,564	545,337

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

19

Notes to Financial Statements (Continued)

December 31, 2015

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $ 2,080,853 and sales of $206,929 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated and unaffiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$31,717	$92,537	$124,254	$—	$124,254

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

20

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$51,590	$47,298	$98,888	$—	$98,888

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$24,612	$—	$24,612	$—	$(306,765)	$(282,153)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,898,641	$10,179	$(316,944)	$(306,765)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Flexible Moderate Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Flexible Moderate Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

22

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 28.27%.

The Fund designates $92,537, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $8,710 or $0.0220 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $1,402 or $0.0035 per outstanding share.

23

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

24

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

28

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

29

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

31

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

32

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Annual Report

December 31, 2015

Lazard NVIT Flexible Opportunistic Strategies Fund

AR-FOS 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Lazard NVIT Flexible Opportunistic Strategies Fund

For the annual period ended December 31, 2015, the Lazard NVIT Flexible Opportunistic Strategies Fund (Class P) registered -3.24% versus -0.87% for its benchmark, the MSCI World Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Alternative Other Funds (consisting of 82 funds as of December 31, 2015) was -3.23% for the same time period.

Capital markets were quite volatile throughout 2015 as the first half gains were eliminated as the bull market stumbled dramatically in the third quarter of 2015, and equity indices plunged into correction territory for the first time since 2011. Investor confidence was severely tested by global growth concerns, China, volatile commodities prices, and uncertainty over the direction and timing of US Federal Reserve monetary policy. The summer swoon turned to a September equity rally as the Fed delayed the “lift-off” decision for the initial rate hike to move off of zero. That rally eventually reversed course as the Fed ultimately implemented the first hike in over nine years in December.

There were few places to hide in 2015 as overall returns across most asset classes were rather muted. The spread between US equity markets and US fixed income markets was less than 100 basis points (bps) as the S&P 500® Index returned 1.4% and the Barclays US Aggregate Bond Index returned 0.6%. Japan was the positive outlier at 9.6% and emerging markets equity was the negative outlier at -14.9%. We believe this is very much tied to the rollover in commodity prices, particularly oil. Japan is a consumer of energy that produces very little of it and low energy prices represent a significant tax cut to local consumption. Emerging markets are largely producers that have had a net negative impact from lower commodity prices. This is a powerful theme that we will continue to focus on in 2016.

Thematic investments, which represented 52% of the portfolio as of December 31, 2015, slightly underperformed global equity markets in the period. US equity positions helped performance, particularly technology, US consumer services, and defense & aerospace. These gains were offset by negative results in European equity investments.

Diversifying investments, which represented 35% of the portfolio at the end of the period, detracted from performance largely due to the sell-off in US credit investments. The portfolio still maintains a sizable cash allocation that helped mitigate losses.

Contrarian investments, which represented 8% of the portfolio at the end of the period, weighed on performance for the year. Exposure to energy hurt performance, due particularly to an oil and gas services position.

Discounted investments, which represented 5% of the portfolio as of December 31, 2015, was the poorest performer during the period due to positions in energy.

Given the current risk-reward tradeoffs in the market, we have moved to a more neutral position between equity and fixed income investments. Equity maintains a slightly better return profile, but with much higher levels of volatility. In the current low growth and low expectations environment, we continue to see a fairly narrow spread between equity and fixed income, particularly on a risk-adjusted basis.

We remain optimistic about ongoing economic recovery in developed markets in particular, and believe that the persisting low energy price environment is a significant benefit to consumers. We also believe that markets are likely to remain highly volatile due to an increased sense of uncertainty. These are the main investment themes as we enter 2016, and we are tactically investing based on our expectation of improvement in developed regions and beneficiaries of low oil prices. While many parts of the global capital markets are under duress due to the decline in commodity prices, we believe there are also many beneficiaries of the same phenomenon and are looking to engage in those opportunities.

Cheap energy prices, particularly oil and gas, represent a tax cut for those that are consumers of energy. Europe and Japan are both regions where little fossil fuel energy is produced, so those economies are clear beneficiaries. The United States is a bit more mixed, as capital

4

Fund Commentary (con’t.)	Lazard NVIT Flexible Opportunistic Strategies Fund

expenditures (capex) are down as investments into the energy sector are declining. However, this represents only a portion of the market, and we can capitalize on investments in consumer oriented industries and sectors that will see positive impact from cheap energy. Emerging markets are highly correlated to energy and commodity prices, as many of the economies and many of the large publicly trading companies have significant exposure to commodities. Security selection can mitigate some of this impact in emerging markets equity, but the correlation remains very tight and markets will likely remain under pressure until oil prices stabilize.

Europe’s economy continues to make progress as money supply and credit continue to grow. However, the labor market is still inflexible and the debt overhang is formidable. Crucially, we believe that much of market confidence continues to be based on the actions of two individuals — German Chancellor Angela Merkel and ECB President Mario Draghi. Decisions by the ECB and the political response to the tens of thousands of refugees from the war-torn Middle East that are crossing European borders will be another test of the European Union and its institutions.

We continue to engage in Japanese equity investments, maintaining our higher allocation to the region. Prime Minister Abe’s reforms continue to show evidence of success, and lower oil prices continue to benefit Japan.

Ongoing uncertainty about China, particularly the rate of growth and weak commodity prices, make us cautious about the emerging markets. Commodities prices will likely continue to face downward pressure due to the slowdown in China as well as the structural gap that appears to have opened up in supply and demand.

While markets underwent a further decline in the fourth quarter, we believe that global economic growth will continue, though at a muted pace. Accommodative central bank policies and the ongoing economic recovery in the developed economies will be the driver and lower oil prices will ultimately be stimulative to consumption in energy-importing countries.

Intermediate- and long-term bond yields, despite recent volatility, remain range bound at historically low levels. As the Fed has successfully implemented its first rate hike, it will be important to monitor the pace of future increases. As we further normalize policy, it may be that there is neither a bull market for stocks nor a bear market for bonds, but something in between where tactical trading will be a key driver of making above average returns.

The “relative” nature of returns is a central concept in the asset-allocation process. In this changing and uncertain environment, and as always, we remain confident that our versatile framework will reward risk-takers who stay the course with attractive relative returns over time.

Subadviser:

Lazard Asset Management, LLC

Portfolio Managers:

David R. Cleary, CFA and Christopher Komosa, CFA

The Fund is designed to provide diversification using a flexible asset allocation strategy by investing in underlying funds, as well as investing directly in equity and fixed-income securities. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. The Fund is subject to the risks of its underlying funds, which may include exchange-traded funds (ETFs) and closed-end funds. The shares of closed-end funds and ETFs may trade at prices at, below or above their most recent net asset value. There is no guarantee that a fund’s discount will ever be narrowed or eliminated. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index.

The Fund also may invest in exchange-traded notes (ETNs), which may not trade in the secondary market, but typically are redeemable by the issuer and are subject to the creditworthiness of the issuer. ETNs are debt securities and are not regulated under the 1940 Act.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Funds

5

Fund Commentary (con’t.)	Lazard NVIT Flexible Opportunistic Strategies Fund

that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives, including commodities (which create investment leverage and are highly volatile) and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Fund may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	Lazard NVIT Flexible Opportunistic Strategies Fund

Asset Allocation†

Equity Funds	53.7%
Fixed Income Funds	17.1%
Closed-End Mutual Fund	4.8%
Exchange Traded Note	2.0%
Other assets in excess of liabilities ††	22.4%
100.0%

Top Holdings†††

iShares North American Tech ETF	12.8%
PowerShares Fundamental High Yield Corporate Bond Portfolio	12.4%
Vanguard Short-Term Corporate Bond ETF	9.7%
iShares MSCI Eurozone ETF	8.8%
PowerShares Aerospace & Defense Portfolio	6.6%
iShares MSCI Japan Small-Cap ETF	6.6%
Guggenheim S&P 500 Equal Weight ETF	6.3%
iShares U.S. Consumer Services ETF	6.3%
Eaton Vance Limited Duration Income Fund	6.1%
iShares Currency Hedged MSCI Eurozone ETF	5.7%
Other Holdings	18.7%
100.0%

Objective

The Fund seeks long-term capital appreciation.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class P) registered -3.24%, underperforming its benchmark by 2.37% and the Lipper peer category median by 0.01%

•	US equity positions helped performance, particularly technology, US consumer services, and defense & aerospace

•	These gains were offset by negative results in European equity investments

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

7

Fund Overview	Lazard NVIT Flexible Opportunistic Strategies Fund

Average Annual Total Return1

(For period ended December 31, 2015)

	1 Yr.	Inception[2]
Class P	(3.24)%	0.12%
MSCI World Index	(0.87)%	1.21%
CPI	0.73%	(0.14)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014. Not annualized.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class P	3.61%	1.66%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses.The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class' actual results.

8

Fund Performance (con’t.)	Lazard NVIT Flexible Opportunistic Strategies Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class P shares of the Lazard NVIT Flexible Opportunistic Strategies Fund since inception through 12/31/15 versus performance of the MSCI World Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	Lazard NVIT Flexible Opportunistic Strategies Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Lazard NVIT Flexible Opportunistic Strategies Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class P Shares	Actual	(b)	1,000.00	974.20	5.52	1.11
	Hypothetical	(b)(c)	1,000.00	1,019.61	5.65	1.11

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2015

Lazard NVIT Flexible Opportunistic Strategies Fund

Mutual Fund 4.8%

	Shares	Market Value

Closed-End Mutual Fund 4.8%
Eaton Vance Limited Duration Income Fund	28,390	$362,256

Total Mutual Funds (cost $370,744)		362,256

Exchange Traded Funds 70.8%

	Shares	Market Value

Equity Funds 53.7%
First Trust NASDAQ Global Auto Index Fund	5,985	216,777
Guggenheim S&P 500 Equal Weight ETF	4,880	374,003
iShares Currency Hedged MSCI Eurozone ETF	12,940	334,111
iShares MSCI Europe Small-Cap ETF	5,550	251,304
iShares MSCI Eurozone ETF	14,800	518,592
iShares MSCI Japan ETF	24,675	299,061
iShares MSCI Japan Small-Cap ETF	6,650	388,693
iShares North American Tech ETF	6,792	751,127
iShares U.S. Consumer Services ETF	2,565	371,130
PowerShares Aerospace & Defense Portfolio	10,975	391,149
SPDR Barclays Convertible Securities ETF	4,090	177,015

Total Equity Funds (cost $4,098,300)		4,072,962

Fixed Income Funds 17.1%
PowerShares Fundamental High Yield Corporate Bond Portfolio	41,735	727,858
Vanguard Short-Term Corporate Bond ETF	7,230	571,098

Total Fixed Income Funds (cost $1,361,136)		1,298,956

Total Exchange Traded Funds (cost $5,459,436)		5,371,918

Exchange Traded Note 2.0%

	Principal Amount	Market Value

Exchange Traded Note 2.0%
VelocityShares Daily Inverse VIX Short Term ETN*	$5,830	$150,414

Total Exchange Traded Note (cost $156,547)		150,414

Total Investments (cost $5,986,727) (a) — 77.6%		5,884,588
Other assets in excess of liabilities — 22.4%		1,694,450

NET ASSETS — 100.0%		$7,579,038

*	Denotes a non-income producing security.
(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
VIX	Chicago Board Options Exchange Volatility Index

At December 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	02/18/16	(312,532)	$(333,809)	$(340,025)	$(6,216)
Euro	JPMorgan Chase Bank	02/18/16	(225,520)	(240,000)	(245,359)	(5,359)

Total Short Contracts				$(573,809)	$(585,384)	$(11,575)

11

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2015

Lazard NVIT Flexible Opportunistic Strategies Fund
Assets:
Investments, at value (cost $5,986,727)	$5,884,588
Cash	1,782,983
Dividends receivable	9,152
Receivable for investments sold	8,707
Receivable for investment advisory fees	3,156
Prepaid expenses	10

Total Assets	7,688,596

Liabilities:
Payable for investments purchased	78,984
Payable for capital shares redeemed	116
Unrealized depreciation on forward foreign currency contracts (Note 2)	11,575
Accrued expenses and other payables:
Fund administration fees	6,596
Distribution fees	1,550
Accounting and transfer agent fees	102
Custodian fees	131
Compliance program costs (Note 3)	16
Professional fees	7,130
Printing fees	3,324
Other	34

Total Liabilities	109,558

Net Assets	$7,579,038

Represented by:
Capital	$7,692,425
Accumulated undistributed net investment income	11,575
Accumulated net realized losses from investments and forward and foreign currency transactions	(11,248)
Net unrealized appreciation/(depreciation) from investments	(102,139)
Net unrealized appreciation/(depreciation) from forward and foreign currency contracts (Note 2)	(11,575)

Net Assets	$7,579,038

Net Assets:
Class P Shares	$7,579,038

Total	$7,579,038

Shares Outstanding (unlimited number of shares authorized):
Class P Shares	771,189

Total	771,189

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class P Shares	$9.83

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2015

Lazard NVIT Flexible Opportunistic Strategies Fund
INVESTMENT INCOME:
Dividend income	$102,850
Interest income	2,002
Income from securities lending (Note 2)	147

Total Income	104,999

EXPENSES:
Offering costs	15,423
Investment advisory fees	49,313
Fund administration fees	77,526
Distribution fees Class P Shares	15,410
Professional fees	14,763
Printing fees	10,374
Trustee fees	174
Custodian fees	(179)
Accounting and transfer agent fees	18
Other	4,086

Total expenses before expenses reimbursed	186,908

Expenses reimbursed by adviser (Note 3)	(118,443)

Net Expenses	68,465

NET INVESTMENT INCOME	36,534

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying funds	6,622
Net realized gains from investment transactions	67,781
Net realized losses from forward and foreign currency transactions (Note 2)	(13,391)

Net realized gains from investments and forward and foreign currency transactions	61,012

Net change in unrealized appreciation/(depreciation) from investments	(294,056)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(11,575)

Net change in unrealized appreciation/(depreciation) from investments and forward foreign currency contracts	(305,631)

Net realized/unrealized losses from investments and forward and foreign currency transactions	(244,619)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(208,085)

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Lazard NVIT Flexible Opportunistic Strategies Fund
	Year Ended December 31, 2015	Period Ended December 31, 2014 (a)
Operations:
Net investment income	$36,534	$21,792
Net realized gains/(losses) from investments and forward and foreign currency transactions	61,012	(27,090)
Net change in unrealized appreciation/(depreciation) from investments and forward and foreign currency contracts	(305,631)	191,917

Change in net assets resulting from operations	(208,085)	186,619

Distributions to Shareholders From:
Net investment income:
Class P	(16,169)	(40,272)
Net realized gains:
Class P	(27,471)	(24,611)
Return of capital:
Class P	(13,529)	—

Change in net assets from shareholder distributions	(57,169)	(64,883)

Change in net assets from capital transactions	2,047,890	5,674,666

Change in net assets	1,782,636	5,796,402

Net Assets:
Beginning of period	5,796,402	—

End of period	$7,579,038	$5,796,402

Accumulated undistributed net investment income at end of period	$11,575	$—

CAPITAL TRANSACTIONS:
Class P Shares
Proceeds from shares issued	$2,202,471	$6,055,220
Dividends reinvested	57,169	64,883
Cost of shares redeemed	(211,750)	(445,437)

Total Class P Shares	2,047,890	5,674,666

Change in net assets from capital transactions	$2,047,890	$5,674,666

SHARE TRANSACTIONS:
Class P Shares
Issued	220,605	602,993
Reinvested	5,876	6,300
Redeemed	(21,244)	(43,341)

Total Class P Shares	205,237	565,952

Total change in shares	205,237	565,952

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Lazard NVIT Flexible Opportunistic Strategies Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class P Shares
Year Ended December 31, 2015 (d)	$10.24	0.06	(0.39)	(0.33)	(0.02)	(0.04)	(0.02)	(0.08)	$9.83	(3.24%	)	$7,579,038	1.11%	0.59%		3.03%	240.92%
Period Ended December 31, 2014 (d)(e)	$10.00	0.04	0.31	0.35	(0.07)	(0.04)	–	(0.11)	$10.24	3.55%		$5,796,402	1.12%	0.38%	(f)	3.71%	239.28%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(f)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Lazard NVIT Flexible Opportunistic Strategies Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated exchange-traded funds (“ETFs”) and closed-end funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Fund also invests in exchange-traded notes (“ETN”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.
The Fund currently offers Class P shares.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “ Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

16

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Closed-end and exchange-traded funds are valued at their last reported sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Exchange Traded Notes are valued at the last quoted sales price. Shares of the unaffiliated registered open-end Underlying Funds, closed-end funds, exchange-traded funds, and exchange traded notes valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,371,918	$—	$—	$5,371,918
Exchange Traded Note	150,414	—	—	150,414
Mutual Fund	362,256	—	—	362,256
Total Assets	$5,884,588	$—	$—	$5,884,588
Liabilities:
Forward Foreign Currency Contracts	$—	$(11,575)	$—	$(11,575)
Total Liabilities	$—	$(11,575)	$—	$(11,575)
Total	$5,884,588	$(11,575)	$—	$5,873,013

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from

17

Notes to Financial Statements (Continued)

December 31, 2015

changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(11,575)
Total		$(11,575)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(13,213)
Total	$(13,213)

18

Notes to Financial Statements (Continued)

December 31, 2015

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(11,575)
Total	$(11,575)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund.

During the year ended December 31, 2015, the average amounts of outstanding derivative financial instruments were as follows.

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased (a)	$909,698
Average Settlement Value Sold (b)	$659,940

(a)	The Fund entered into long forward foreign currency exchange contracts from March 12, 2015 through June 9, 2015.

(b)	The Fund entered into short forward foreign currency exchange contracts from March 12, 2015 through December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(11,575)	$—	$(11,575)
Total	$(11,575)	$—	$(11,575)

Amounts designated as “—” are zero.

19

Notes to Financial Statements (Continued)

December 31, 2015

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Bank	$(11,575)	$—	$—	$(11,575)
Total	$(11,575)	$—	$—	$(11,575)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Fund did not have any portfolio securities on loan.

20

Notes to Financial Statements (Continued)

December 31, 2015

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the Fund did not hold any repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, foreign currency gains and losses, and non-deductible offering costs. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments and forward and foreign currency transactions
$(4,478)	$(8,790)	$13,268

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal

21

Notes to Financial Statements (Continued)

December 31, 2015

Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily. Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Lazard Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $100 million	0.80%
$100 million and more	0.70%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.80%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP,

22

Notes to Financial Statements (Continued)

December 31, 2015

expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.86% for Class P shares of the Fund until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2014 Amount (a)	Fiscal Year 2015 Amount	Total
$97,987	$118,443	$216,430

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $77,526 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $0.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of

23

Notes to Financial Statements (Continued)

December 31, 2015

certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class P shares of the Fund at an annual rate of 0.25%.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $13,824,675 and sales of $11,852,667 (excluding short-term securities).

6.  Portfolio Investment Risks from Underlying Funds

Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

24

Notes to Financial Statements (Continued)

December 31, 2015

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$43,640	$—	$43,640	$13,529	$57,169

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$59,761	$5,122	$64,883	$—	$64,883

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$—	$—	$(8,076)	$(105,311)	$(113,387)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$5,989,899	$69,516	$(174,827)	$(105,311)

The Fund may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2015, the Fund’s qualified late year losses amounted to $8,076.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Lazard NVIT Flexible Opportunistic Strategies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Lazard NVIT Flexible Opportunistic Strategies Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, brokers and underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 51.35%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $18,317 or $0.0238 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $2,571 or $0.0033 per outstanding share.

27

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

32

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

33

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

35

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

36

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2015

Loring Ward NVIT Capital Appreciation Fund

AR-LW-CAP 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Loring Ward NVIT Capital Appreciation Fund

For the annual period ended December 31, 2015, the Loring Ward NVIT Capital Appreciation Fund (Class P) registered -3.00% versus 0.48% for its benchmark, the Russell 3000® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Global Multi-Cap Core Funds (consisting of 27 funds as of December 31, 2015) was -1.42% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

U.S. stocks gained 1.4% for the year as measured by the S&P 500® Index. Domestic economic data continued to be relatively strong. Real Gross Domestic Product (GDP) gained 2.0% in Q3 just below the average during this recovery since Q3 of 2009. The unemployment rate continued to fall during the year, standing at 5.0% as of November, down 0.6% from the start of the year. Home prices continued to gain, up 5.2% annually over the previous year. Inflation has been in hibernation, coming in at just 0.5% over the last 12 months to November.

International stock returns were mixed for the year with Value underperforming but Small outperforming; both were harmed by a further strengthening of the U.S. Dollar, over 10% during 2015. The price of oil continued to plummet, falling an additional 45% to end the year below $40 a barrel. As with many economic figures, the impact of U.S. Dollar appreciation and oil prices falling is mixed; some companies and countries are helped while others are hurt. For most consumers the fall in gasoline prices will be a nice boost to discretionary income, yet for oil-producing countries it was a hit to national income.

Key to our investment strategy is efficiently diversifying our global exposure, with roughly 40% of our stock exposure in international markets. After achieving vast global diversification we add tilts in the portfolio to areas where we believe the extra risks are rewarded with premiums over time, such as emphasizing deep value securities and small cap securities. For additional diversification we add smaller allocations to emerging markets and real estate investment trusts. In the fixed income area we invest in shorter term, high credit quality bonds in order to reduce the overall volatility of the portfolio.

When looking at the attribution of performance, the value and small cap tilts included within the Loring Ward portfolios had largely negative results. Both U.S. Value and Small Cap stocks underperformed Large Neutral stocks by over 5%, reducing overall portfolio returns by roughly 1%.

International Value stocks underperformed the International Neutral stocks by 7%, but International Small outperformed to the tune of 6%. With a higher allocation to International Value than Small, the net impact was a reduction in overall portfolio performance by around 0.6%.

Allocation to global bonds and REITs contributed positively to performance but the allocation to emerging markets underperformed the international developed markets by 14% for the year.

The Loring Ward NVIT portfolios are implemented with Dimensional Fund Advisors (DFA) mutual funds. During 2015 this resulted in flat performance compared to our allocation benchmarks.

Domestic and international equity funds generally outperformed their benchmarks with the exception of DFA US Core 1 and DFA REITs. In particular, the Small and Value tilts within the Core fund reduced returns compared to Large Neutral performance. The Loring Ward Capital Appreciation with REITs saw negative manager selection of 6 basis points.

Loring Ward has not purchased any derivatives within our model allocations for the Nationwide Variable Insurance Trusts. We invest solely in open ended mutual funds.

Subadviser:

LWI Financial Inc.

4

Fund Commentary (con’t.)	Loring Ward NVIT Capital Appreciation Fund

Portfolio Managers:

Matthew J. Carvalho, Payel Farasat and Sheldon P. McFarland

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds sponsored by Dimensional Fund Advisors LP. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); investment leverage, illiquidity and high volatility (derivatives); sector risk; and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	Loring Ward NVIT Capital Appreciation Fund

Asset Allocation†

Equity Funds	85.2%
Fixed Income Funds	13.0%
Money Market Fund	2.0%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Holdings††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	21.0%
DFA VA International Value Portfolio	18.0%
DFA VA U.S. Large Value Portfolio	15.0%
DFA U.S. Small Cap Portfolio, Institutional Class	10.0%
DFA VA International Small Portfolio	9.0%
DFA VA Global Bond Portfolio	7.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	7.0%
DFA VA Short-Term Fixed Portfolio	6.0%
DFA Real Estate Securities Portfolio, Institutional Class	5.0%
NVIT Money Market Fund, Class Y	2.0%
100.0%

Objective

The Fund seeks primarily to provide growth of capital, and secondarily current income.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class P) registered -3.00%, underperforming its benchmark by 3.48% and the Lipper peer category median by 1.58%

•	Allocation to global bonds and REITs contributed positively to performance

•	The value and small cap tilts had largely negative results

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	Loring Ward NVIT Capital Appreciation Fund

Average Annual Total Return1

(For the periods ended December 31, 2015)

	1 Yr.	Inception[2]
Class II	(3.16)%	6.43%
Class P	(3.00)%	6.63%
Russell 3000® Index	0.48%	13.71%
CPI	0.73%	0.92%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of January 7, 2013.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	3.43%	1.08%
Class P	3.28%	0.93%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class' actual results.

7

Fund Performance (con’t.)	Loring Ward NVIT Capital Appreciation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Loring Ward NVIT Capital Appreciation Fund since inception through 12/31/15 versus performance of the Russell 3000® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	Loring Ward NVIT Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Loring Ward NVIT Capital Appreciation Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	942.20	3.57	0.73
	Hypothetical	(b)(c)	1,000.00	1,021.53	3.72	0.73
Class P Shares	Actual	(b)	1,000.00	943.20	2.84	0.58
	Hypothetical	(b)(c)	1,000.00	1,022.28	2.96	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.2%

	Shares	Market Value

Equity Funds 85.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	21,472	$338,393
DFA Real Estate Securities Portfolio, Institutional Class	7,338	243,249
DFA U.S. Core Equity 1 Portfolio, Institutional Class	59,101	1,014,762
DFA U.S. Small Cap Portfolio, Institutional Class	17,029	482,937
DFA VA International Small Portfolio*	39,436	436,554
DFA VA International Value Portfolio*	82,438	869,719
DFA VA U.S. Large Value Portfolio*	35,076	724,675

Total Equity Funds (cost $4,395,029)		4,110,289

Fixed Income Funds 13.0%
DFA VA Global Bond Portfolio*	31,754	338,495
DFA VA Short-Term Fixed Portfolio*	28,499	289,834

Total Fixed Income Funds (cost $635,551)		628,329

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	96,155	96,155

Total Money Market Fund (cost $96,155)		96,155

Total Mutual Funds (cost $5,126,735)		4,834,773

Total Investments (cost $5,126,735) (c) — 100.2%		4,834,773
Liabilities in excess of other assets — (0.2)%		(9,916)

NET ASSETS — 100.0%		$4,824,857

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2015.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

Loring Ward NVIT Capital Appreciation Fund
Assets:
Investment in affiliate, at value (cost $96,155)	$96,155
Investments in non-affiliates, at value (cost $5,030,580)	4,738,618

Total Investments, at value (total cost $5,126,735)	4,834,773

Receivable for capital shares issued	14,305
Receivable for investment advisory fees	4,872
Prepaid expenses	9

Total Assets	4,853,959

Liabilities:
Payable for investments purchased	14,238
Payable for capital shares redeemed	67
Accrued expenses and other payables:
Fund administration fees	3,490
Distribution fees	976
Administrative servicing fees	415
Accounting and transfer agent fees	20
Custodian fees	13
Compliance program costs (Note 3)	7
Professional fees	7,291
Printing fees	2,555
Other	30

Total Liabilities	29,102

Net Assets	$4,824,857

Represented by:
Capital	$5,074,988
Accumulated net realized gains from affiliated and non-affiliated investments	41,831
Net unrealized appreciation/(depreciation) from investments in non-affiliates	(291,962)

Net Assets	$4,824,857

11

Statement of Assets and Liabilities (Continued)

December 31, 2015

Loring Ward NVIT Capital Appreciation Fund
Net Assets:
Class II Shares	$3,444,331
Class P Shares	1,380,526

Total	$4,824,857

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	321,297
Class P Shares	133,316

Total	454,613

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.72
Class P Shares	$10.36

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2015

Loring Ward NVIT Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$84,592

Total Income	84,592

EXPENSES:
Investment advisory fees	7,526
Fund administration fees	40,773
Distribution fees Class II Shares	4,368
Distribution fees Class P Shares	3,472
Administrative servicing fees Class II Shares	2,761
Professional fees	13,441
Printing fees	10,928
Trustee fees	88
Custodian fees	103
Accounting and transfer agent fees	175
Other	3,456

Total expenses before expenses reimbursed	87,091

Expenses reimbursed by adviser (Note 3)	(66,126)

Net Expenses	20,965

NET INVESTMENT INCOME	63,627

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying non-affiliated funds	83,855
Net realized gains from investment transactions with non-affiliates	139,042

Net realized gains from non-affiliated investments	222,897

Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(398,429)

Net realized/unrealized losses from non-affiliated investments	(175,532)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,905)

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Loring Ward NVIT Capital Appreciation Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$63,627	$42,663
Net realized gains from non-affiliated investments	222,897	127,055
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(398,429)	(105,679)

Change in net assets resulting from operations	(111,905)	64,039

Distributions to Shareholders From:
Net investment income:
Class II	(55,017)	(22,149)
Class P	(38,083)	(23,463)
Net realized gains:
Class II	(143,627)	(59,704)
Class P	(73,442)	(41,110)

Change in net assets from shareholder distributions	(310,169)	(146,426)

Change in net assets from capital transactions	2,146,623	1,142,205

Change in net assets	1,724,549	1,059,818

Net Assets:
Beginning of year	3,100,308	2,040,490

End of year	$4,824,857	$3,100,308

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$2,902,124	$1,461,611
Dividends reinvested	198,644	81,853
Cost of shares redeemed	(1,177,396)	(529,856)

Total Class II Shares	1,923,372	1,013,608

Class P Shares
Proceeds from shares issued	162,243	84,053
Dividends reinvested	111,525	64,573
Cost of shares redeemed	(50,517)	(20,029)

Total Class P Shares	223,251	128,597

Change in net assets from capital transactions	$2,146,623	$1,142,205

14

Statements of Changes in Net Assets (Continued)

	Loring Ward NVIT Capital Appreciation Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class II Shares
Issued	252,525	117,559
Reinvested	18,615	6,774
Redeemed	(100,019)	(43,117)

Total Class II Shares	171,121	81,216

Class P Shares
Issued	13,667	7,000
Reinvested	10,737	5,472
Redeemed	(4,321)	(1,623)

Total Class P Shares	20,083	10,849

Total change in shares	191,204	92,065

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class II Shares
Year Ended December 31, 2015 (f)	$11.88	0.30	(0.69)	(0.39)	(0.18)	(0.59)	(0.77)	$10.72	(3.16%	)	$3,444,331	0.74%	2.53%	2.80%	39.70%
Year Ended December 31, 2014 (f)	$12.03	0.20	0.18	0.38	(0.15)	(0.38)	(0.53)	$11.88	3.13%		$1,784,661	0.73%	1.59%	3.00%	20.96%
Period Ended December 31, 2013 (f)(g)	$10.00	0.28	1.78	2.06	—	(0.03)	(0.03)	$12.03	20.57%		$829,833	0.70%	2.54%	5.43%	5.79%

Class P Shares
Year Ended December 31, 2015 (f)	$11.62	0.16	(0.52)	(0.36)	(0.31)	(0.59)	(0.90)	$10.36	(3.00%	)	$1,380,526	0.58%	1.39%	2.73%	39.70%
Year Ended December 31, 2014 (f)	$11.82	0.18	0.22	0.40	(0.22)	(0.38)	(0.60)	$11.62	3.34%		$1,315,647	0.58%	1.47%	3.01%	20.96%
Period Ended December 31, 2013 (f)(g)	$10.00	0.12	1.96	2.08	(0.23)	(0.03)	(0.26)	$11.82	20.82%		$1,210,657	0.59%	1.13%	5.20%	5.79%

Amount designated as “-” is zero or has been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Loring Ward NVIT Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other mutual funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. With the exception of the NVIT Money Market Fund (the “Underlying Money Fund”), each Underlying Fund is a fund sponsored by Dimensional Fund Advisors LP (the “DFA Underlying Funds”).

The Fund currently offers Class II, and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

17

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the DFA Underlying Funds’ valuation policies, please refer to the DFA Underlying Funds’ most recent annual report.

The following is the valuation policy of the Underlying Money Fund:

Securities held by the Underlying Money Fund are valued at amortized cost, which approximates market value and are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Underlying Money Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to distribution redesignation and capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

18

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments
$(17)	$29,473	$(29,456)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected LWI Financial Inc. (“Loring Ward”) (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

19

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.24%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.33% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2013 Amount (a)	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$64,660	$65,291	$66,126	$196,077

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

20

Notes to Financial Statements (Continued)

December 31, 2015

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $40,773 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $0.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $2,761.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.16% for Class II shares.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the Underlying Money Fund, which is an affiliate of the Fund. The Fund’s transactions in the shares of the Underlying Money Fund during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2015
NVIT Money Market Fund, Class Y	$53,678	$54,019	$11,542	$—	$—	$96,155

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the Underlying Money Fund may be found in such Underlying Money Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be

21

Notes to Financial Statements (Continued)

December 31, 2015

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $3,235,404 and sales of $1,261,100 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the Underlying Money Fund may be found in such Underlying Money Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In July 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to the rules that govern money market mutual funds under the 1940 Act that reform the structure and operations of these funds. The Underlying Money Fund, which is a money market mutual fund, is required to comply with these amendments, and the compliance dates for the various amendments range from July 14, 2015 to October 14, 2016. As a result of the amendments, Underlying Money Fund may be required to take certain steps with respect to its structure and/or operations. On September 9, 2015, the Board of Trustees were informed of a proposal to convert Underlying Money Fund into a government money market fund, effective October 14, 2016. Upon conversion, Underlying Money Fund will operate as a “government money market fund,” as such term is defined in Rule 2a-7(a)(16) of the 1940 Act.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

22

Notes to Financial Statements (Continued)

December 31, 2015

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$64,854	$245,315	$310,169	$—	$310,169

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$47,579	$98,847	$146,426	$—	$146,426

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$57,194	$57,194	$—	$(307,325)	$(250,131)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$5,142,098	$24,181	$(331,506)	$(307,325)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Loring Ward NVIT Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Loring Ward NVIT Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

24

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 21.63%.

The Fund designates $245,315, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $5,392 or $0.0119 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $333 or $0.0007 per outstanding share.

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

Loring Ward NVIT Moderate Fund

AR-LW-MOD 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Loring Ward NVIT Moderate Fund

For the annual period ended December 31, 2015, the Loring Ward NVIT Moderate Fund (Class P) registered -1.70% versus 0.48% for its benchmark, the Russell 3000® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 223 funds as of December 31, 2015) was -0.97% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

U.S. stocks gained 1.4% for the year as measured by the S&P 500® Index. Domestic economic data continued to be relatively strong. Real Gross Domestic Product (GDP) gained 2.0% in Q3 just below the average during this recovery since Q3 of 2009. The unemployment rate continued to fall during the year, standing at 5.0% as of November, down 0.6% from the start of the year. Home prices continued to gain, up 5.2% annually over the previous year. Inflation has been in hibernation, coming in at just 0.5% over the last 12 months to November.

International stock returns were mixed for the year with Value underperforming but Small outperforming; both were harmed by a further strengthening of the U.S. Dollar, over 10% during 2015. The price of oil continued to plummet, falling an additional 45% to end the year below $40 a barrel. As with many economic figures, the impact of U.S. Dollar appreciation and oil prices falling is mixed; some companies and countries are helped while others are hurt. For most consumers the fall in gasoline prices will be a nice boost to discretionary income, yet for oil-producing countries it was a hit to national income.

Key to our investment strategy is efficiently diversifying our global exposure, with roughly 40% of our stock exposure in international markets. After achieving vast global diversification we add tilts in the portfolio to areas where we believe the extra risks are

rewarded with premiums over time, such as emphasizing deep value securities and small cap securities. For additional diversification we add smaller allocations to emerging markets and real estate investment trusts. In the fixed income area we invest in shorter term, high credit quality bonds in order to reduce the overall volatility of the portfolio.

When looking at the attribution of performance, the value and small cap tilts included within the Loring Ward portfolios had largely negative results. Both U.S. Value and Small Cap stocks underperformed Large Neutral stocks by over 5%, reducing overall portfolio returns by roughly 1%.

International Value stocks underperformed the International Neutral stocks by 7%, but International Small outperformed to the tune of 6%. With a higher allocation to International Value than Small, the net impact was a reduction in overall portfolio performance by around 0.6%.

Allocation to intermediate-term fixed income contributed positively to performance as intermediate yields were relatively flat for the year and higher credit quality outperformed.

The Loring Ward NVIT portfolios are implemented with Dimensional Fund Advisors (DFA) mutual funds. During 2015 this resulted in flat performance compared to our allocation benchmarks.

Domestic and international equity funds generally outperformed their benchmarks with the exception of DFA US Core 1 and DFA REITs. In particular, the Small and Value tilts within the Core fund reduced returns compared to Large Neutral performance. The Loring Ward Moderate model without an allocation to REITs experienced positive manager selection of 11 basis points.

Loring Ward has not purchased any derivatives within our model allocations for the Nationwide Variable Insurance Trusts. We invest solely in open ended mutual funds.

4

Fund Commentary (con’t.)	Loring Ward NVIT Moderate Fund

Subadviser:

LWI Financial Inc.

Portfolio Managers:

Matthew J. Carvalho, Payel Farasat and Sheldon P. McFarland

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds sponsored by Dimensional Fund Advisors LP. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); investment leverage, illiquidity and high volatility (derivatives); sector risk; and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	Loring Ward NVIT Moderate Fund

Asset Allocation†

Equity Funds	65.1%
Fixed Income Funds	33.0%
Money Market Fund	2.0%
Liabilities in excess of other assets	(0.1%)
100.0%

Top Holdings††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	19.0%
DFA VA International Value Portfolio	17.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	16.9%
DFA VA Short-Term Fixed Portfolio	16.0%
DFA VA U.S. Large Value Portfolio	12.0%
DFA VA International Small Portfolio	9.1%
DFA U.S. Small Cap Portfolio, Institutional Class	8.0%
NVIT Money Market Fund, Class Y	2.0%
100.0%

Objective

The Fund seeks a high level of total return consistent with a moderate level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class P) registered -1.70%, underperforming its benchmark by 2.18% and the Lipper peer category median by 0.73%

•	Allocation to intermediate-term fixed income contributed positively to performance

•	The value and small cap tilts had largely negative results

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	Loring Ward NVIT Moderate Fund

Average Annual Total Return1

(For the periods ended December 31, 2015)

	1 Yr.	Inception[2]
Class II	(1.76)%	5.66%
Class P	(1.70)%	5.77%
Russell 3000® Index	0.48%	13.71%
CPI	0.73%	0.92%

1 The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of January 7, 2013.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.96%	1.03%
Class P	1.81%	0.88%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	Loring Ward NVIT Moderate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Loring Ward NVIT Moderate Fund since inception through 12/31/15 versus performance of the Russell 3000® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	Loring Ward NVIT Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Loring Ward NVIT Moderate Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	955.90	3.60	0.73
	Hypothetical	(b)(c)	1,000.00	1,021.53	3.72	0.73
Class P Shares	Actual	(b)	1,000.00	956.20	2.86	0.58
	Hypothetical	(b)(c)	1,000.00	1,022.28	2.96	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

Loring Ward NVIT Moderate Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 65.1%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	146,984	$2,523,714
DFA U.S. Small Cap Portfolio, Institutional Class	37,351	1,059,266
DFA VA International Small Portfolio*	109,137	1,208,151
DFA VA International Value Portfolio*	215,021	2,268,477
DFA VA U.S. Large Value Portfolio*	77,277	1,596,549

Total Equity Funds (cost $9,144,725)		8,656,157

Fixed Income Funds 33.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	180,859	2,253,500
DFA VA Short-Term Fixed Portfolio*	208,976	2,125,284

Total Fixed Income Funds (cost $4,404,543)		4,378,784

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	265,190	265,190

Total Money Market Fund (cost $265,190)		265,190

Total Mutual Funds (cost $13,814,458)		13,300,131

Total Investments (cost $13,814,458) (c) — 100.1%		13,300,131

Liabilities in excess of other assets — (0.1)%		(14,132)

NET ASSETS — 100.0%		$13,285,999

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2015.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

Loring Ward NVIT Moderate Fund
Assets:
Investment in affiliate, at value (cost $265,190)	$265,190
Investments in non-affiliates, at value (cost $13,549,268)	13,034,941

Total Investments, at value (total cost $13,814,458)	13,300,131

Receivable for investments sold	490
Receivable for investment advisory fees	2,932
Prepaid expenses	14

Total Assets	13,303,567

Liabilities:
Payable for capital shares redeemed	490
Accrued expenses and other payables:
Fund administration fees	3,643
Distribution fees	2,761
Administrative servicing fees	1,437
Accounting and transfer agent fees	16
Custodian fees	61
Compliance program costs (Note 3)	14
Professional fees	7,295
Printing fees	1,822
Other	29

Total Liabilities	17,568

Net Assets	$13,285,999

Represented by:
Capital	$13,670,021
Accumulated net realized gains from non-affiliated investments	130,305
Net unrealized appreciation/(depreciation) from investments in non-affiliates	(514,327)

Net Assets	$13,285,999

Net Assets:
Class II Shares	$11,256,362
Class P Shares	2,029,637

Total	$13,285,999

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,021,329
Class P Shares	187,003

Total	1,208,332

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.02
Class P Shares	$10.85

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

Loring Ward NVIT Moderate Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$221,557

Total Income	221,557

EXPENSES:
Investment advisory fees	25,950
Fund administration fees	42,419
Distribution fees Class II Shares	22,187
Distribution fees Class P Shares	4,844
Administrative servicing fees Class II Shares	13,880
Professional fees	13,700
Printing fees	10,908
Trustee fees	302
Custodian fees	408
Accounting and transfer agent fees	169
Compliance program costs (Note 3)	50
Other	3,771

Total expenses before expenses reimbursed	138,588

Expenses reimbursed by adviser (Note 3)	(61,959)

Net Expenses	76,629

NET INVESTMENT INCOME	144,928

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying non-affiliated funds	204,870
Net realized gains from investment transactions with non-affiliates	65,811

Net realized gains from non-affiliated investments	270,681

Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(636,924)

Net realized/unrealized losses from non-affiliated investments	(366,243)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(221,315)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	Loring Ward NVIT Moderate Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$144,928	$108,663
Net realized gains from non-affiliated investments	270,681	130,595
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(636,924)	(166,364)

Change in net assets resulting from operations	(221,315)	72,894

Distributions to Shareholders From:
Net investment income:
Class II	(188,447)	(88,128)
Class P	(38,936)	(26,905)
Net realized gains:
Class II	(127,145)	(73,125)
Class P	(25,946)	(21,435)

Change in net assets from shareholder distributions	(380,474)	(209,593)

Change in net assets from capital transactions	4,574,308	5,415,701

Change in net assets	3,972,519	5,279,002

Net Assets:
Beginning of year	9,313,480	4,034,478

End of year	$13,285,999	$9,313,480

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$4,680,045	$4,911,787
Dividends reinvested	315,592	161,253
Cost of shares redeemed	(667,022)	(334,510)

Total Class II Shares	4,328,615	4,738,530

Class P Shares
Proceeds from shares issued	281,689	670,511
Dividends reinvested	64,882	48,340
Cost of shares redeemed	(100,878)	(41,680)

Total Class P Shares	245,693	677,171

Change in net assets from capital transactions	$4,574,308	$5,415,701

SHARE TRANSACTIONS:
Class II Shares
Issued	407,978	416,040
Reinvested	28,710	13,783
Redeemed	(57,485)	(28,351)

Total Class II Shares	379,203	401,472

Class P Shares
Issued	24,757	56,571
Reinvested	5,991	4,190
Redeemed	(8,708)	(3,576)

Total Class P Shares	22,040	57,185

Total change in shares	401,243	458,657

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class II Shares
Year Ended December 31, 2015 (f)	$11.57	0.16	(0.37)	(0.21)	(0.19)	(0.15)	(0.34)	$11.02	(1.76%	)	$11,256,362	0.74%	1.35%	1.31%	7.20%
Year Ended December 31, 2014 (f)	$11.63	0.20	0.02	0.22	(0.14)	(0.14)	(0.28)	$11.57	1.86%		$7,431,953	0.73%	1.65%	1.64%	5.45%
Period Ended December 31, 2013 (f)(g)	$10.00	0.23	1.54	1.77	(0.08)	(0.06)	(0.14)	$11.63	17.74%		$2,798,295	0.71%	2.11%	3.17%	24.51%

Class P Shares
Year Ended December 31, 2015 (f)	$11.41	0.15	(0.35)	(0.20)	(0.21)	(0.15)	(0.36)	$10.85	(1.70%	)	$2,029,637	0.58%	1.28%	1.16%	7.20%
Year Ended December 31, 2014 (f)	$11.47	0.19	0.06	0.25	(0.17)	(0.14)	(0.31)	$11.41	2.09%		$1,881,527	0.58%	1.61%	1.56%	5.45%
Period Ended December 31, 2013 (f)(g)	$10.00	0.12	1.66	1.78	(0.25)	(0.06)	(0.31)	$11.47	17.80%		$1,236,183	0.58%	1.16%	3.54%	24.51%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Loring Ward NVIT Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other mutual funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. With the exception of the NVIT Money Market Fund (the “Underlying Money Fund”), each Underlying Fund is a fund sponsored by Dimensional Fund Advisors LP (the “DFA Underlying Funds”).

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

15

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the DFA Underlying Funds’ valuation policies, please refer to the DFA Underlying Funds’ most recent annual report.

The following is the valuation policy of the Underlying Money Fund:

Securities held by the Underlying Money Fund are valued at amortized cost, which approximates market value and are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Underlying Money Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds and distribution redesignation. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

16

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from non-affiliated investments
$—	$82,455	$(82,455)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected LWI Financial Inc. (“Loring Ward”) (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

17

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.24%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.33% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2013 Amount(a)	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$ 63,751	$61,369	$61,959	$187,079

(a) For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

18

Notes to Financial Statements (Continued)

December 31, 2015

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $42,419 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $50.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $13,880.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.16% for Class II shares.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the Underlying Money Fund, which is an affiliate of the Fund. The Fund’s transactions in the shares of the Underlying Money Fund during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2015
NVIT Money Market Fund, Class Y	$166,866	$101,991	$3,667	$—	$—	$265,190

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the Underlying Money Fund may be found in such Underlying Money Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be

19

Notes to Financial Statements (Continued)

December 31, 2015

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $5,317,969 and sales of $781,792 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the Underlying Money Fund may be found in such Underlying Money Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In July 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to the rules that govern money market mutual funds under the 1940 Act that reform the structure and operations of these funds. The Underlying Money Fund, which is a money market mutual fund, is required to comply with these amendments, and the compliance dates for the various amendments range from July 14, 2015 to October 14, 2016. As a result of the amendments, Underlying Money Fund may be required to take certain steps with respect to its structure and/or operations. On September 9, 2015, the Board of Trustees were informed of a proposal to convert Underlying Money Fund into a government money market fund, effective October 14, 2016. Upon conversion, Underlying Money Fund will operate as a “government money market fund,” as such term is defined in Rule 2a-7(a)(16) of the 1940 Act.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of

20

Notes to Financial Statements (Continued)

December 31, 2015

each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$148,539	$231,935	$380,474	$—	$380,474

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$117,671	$91,922	$209,593	$—	$209,593

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$141,714	$141,714	$—	$(525,736)	$(384,022)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$13,825,867	$131,009	$(656,745)	$(525,736)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Loring Ward NVIT Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Loring Ward NVIT Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

22

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 26.79%.

The Fund designates $231,935, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

23

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

24

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

28

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

29

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

31

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

32

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Annual Report

December 31, 2015

NVIT Government Bond Fund

AR-GB 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Government Bond Fund

For the annual period ended December 31, 2015, the NVIT Government Bond Fund (Class I) registered -0.11% versus 0.84% for its benchmark, the BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of General U.S. Government Funds (consisting of 55 funds as of December 31, 2015) was 0.34% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Geopolitical events, the rate of economic growth in China, and Federal Reserve monetary policy contributed to a challenging year for the fixed income markets.

Ten-year Treasuries, which began the period at approximately 2.17%, followed a bumpy path to a slightly higher yield at the end of the period. The yield dropped sharply to under 1.70%, rose back to approximately 2.50% by mid-year, and then settled at near 2.27%. Growing international tensions and complications continued unabated, which contributed to strength in U.S. Treasuries at times during the year, as a flight-to-quality or “risk-off” position. Treasuries were also supported by more fundamental factors such as the continued slide in commodity prices and concerns over slowing economic growth in China.

Federal Reserve (Fed) policy also contributed to market uncertainty. The market began the period with an expectation that the Fed would increase rates (tighten monetary policy) likely by mid-summer. When the Fed did not act, the market expectation shifted to September, which also passed without the Fed increasing rates. While inflation pressures and core strength in employment continued to signal that the Fed had room to maintain its stance, it elected to increase rates by 25 basis points in December, after seven years of rates near zero. The Fed’s accompanying comments on the rate action expressed a view that there were still risks to the economy and that it considered monetary policy to still be “accommodative”. The collapse in commodity prices throughout the year contributed to the hesitancy of the Fed to tighten policy until December.

Nominal U.S. Treasuries were underweighted in the portfolio, which detracted from performance. The portfolio continued to hold out-of-benchmark positions in agency mortgage-backed securities (MBS) and Treasury Inflation-Protected Securities (TIPS). MBS contributed slightly relative to the benchmark on favorable market technical factors and curve positioning. The TIPS position was the primary detractor from performance as the market priced in a sharply weaker inflation expectation and commodity prices collapsed throughout the year.

Typically, geopolitical influences on the capital markets tend to be short lived, with business cycle, fundamental and technical factors ultimately driving the value of assets. While the environment during the period was unfavorable for our longer-term oriented positioning of the portfolio, we believe the Fund is structured well for an expectation of gradually rising interest rates and continuing economic growth.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary R. Hunt, CFA

The Fund’s value is not guaranteed by the U.S. government or any government agency. The Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT Government Bond Fund

Asset Allocation†

U.S. Government Sponsored & Agency Obligations	27.7%
U.S. Government Mortgage Backed Agencies	24.4%
U.S. Treasury Bonds	17.9%
Collateralized Mortgage Obligations	13.3%
U.S. Treasury Notes	8.9%
Other assets in excess of liabilities††	7.8%
100.0%

Top Holdings†††

Federal National Mortgage Association REMICS, 2.50%, 09/25/42	9.4%
Private Export Funding Corp., 5.45%, 09/15/17	7.2%
Tennessee Valley Authority, 7.13%, 05/01/30	6.5%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust, 5.13%, 04/19/17	5.9%
Federal Home Loan Mortgage Corp. Gold Pool, 3.50%, 05/01/45	5.6%
U.S. Treasury Note, 1.38%, 10/31/20	5.5%
U.S. Treasury Bond, 3.13%, 11/15/41	5.4%
U.S. Treasury Inflation Indexed Bond, 2.50%, 01/15/29	4.7%
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/23	4.2%
U.S. Treasury Bond, 3.75%, 11/15/43	3.6%
Other Holdings	42.0%
100.0%

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -0.11%, underperforming the benchmark by 0.95% and the Lipper peer category median by 0.45%

•	Nominal U.S. Treasuries were underweighted in the portfolio, which detracted from performance

•

While the environment during the period was unfavorable for our longer-term oriented positioning of the portfolio, we believe the Fund is structured well for an expectation of gradually rising interest rates and continuing economic growth

†	Percentages indicated are based upon net assets as of December 31, 2015.
††	Please refer to the Statement of Assets and Liabilities for additional details.
†††	Percentages indicated are based upon total investments as of December 31, 2015.

5

Fund Performance	NVIT Government Bond Fund

Average Annual Total Return1

(For years ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class I	(0.11)%	2.07%	3.58%
Class II	(0.37)%	1.81%	3.32%
Class IV	(0.11)%	2.07%	3.58%
Class Y	0.05%	N/A	1.54%	[2]
BofAML AAA U.S. Treasury/Agency Master Index	0.84%	2.89%	4.18%
CPI	0.73%	1.53%	1.86%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.70%	0.69%
Class II	0.95%	0.94%
Class IV	0.70%	0.69%
Class Y	0.55%	0.54%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class' actual results.

6

Fund Performance (con’t.)	NVIT Government Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Government Bond Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value($) 12/31/15	Expenses Paid During Period ($) 07/01/15 -12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	999.80	3.43	0.68
	Hypothetical	(a)(b)	1,000.00	1,021.78	3.47	0.68
Class II Shares	Actual	(a)	1,000.00	998.10	4.68	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.52	4.74	0.93
Class IV Shares	Actual	(a)	1,000.00	998.90	3.43	0.68
	Hypothetical	(a)(b)	1,000.00	1,021.78	3.47	0.68
Class Y Shares	Actual	(a)	1,000.00	1,000.50	2.67	0.53
	Hypothetical	(a)(b)	1,000.00	1,022.53	2.70	0.53

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Government Bond Fund

Collateralized Mortgage Obligations 13.3%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 2468, Class TE, 5.50%, 07/15/17	$250,412	$257,172
Series 2517, Class BH, 5.50%, 10/15/17	505,366	520,660
Series 2509, Class LK, 5.50%, 10/15/17	679,100	699,512
Series 2985, Class JR, 4.50%, 06/15/25	7,319,761	7,838,450
Series 2922, Class GA, 5.50%, 05/15/34	1,794,320	1,910,315
Federal National Mortgage Association REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	2,755,644	2,963,327
Series 1993-149, Class M, 7.00%, 08/25/23	666,498	745,830
Series 2005-40, Class YG, 5.00%, 05/25/25	7,068,220	7,575,350
Series 2003-66, Class AP, 3.50%, 11/25/32	12,911	12,924
Series 2013-59, Class MX, 2.50%, 09/25/42	41,525,806	41,897,026

Total Collateralized Mortgage Obligations (cost $63,156,174)		64,420,566

U.S. Government Mortgage Backed Agencies 24.4%
Federal Home Loan Mortgage Corp. Gold Pool Pool# Q33547, 3.50%, 05/01/45	24,433,652	25,205,420
Federal Home Loan Mortgage Corp. Non Gold Pool Pool# 847558, 3.02%, 06/01/35 (a)	3,037,449	3,243,241
Federal National Mortgage Association Pool Pool# 383661 6.62%, 06/01/16	8,666,845	8,838,048
Pool# 462260 5.60%, 09/01/18	3,273,338	3,271,311
Pool# 874142 5.56%, 12/01/21	10,831,300	12,567,930
Pool# 932840 3.50%, 12/01/25	1,426,814	1,497,250
Pool# AB2514 3.50%, 03/01/26	2,488,715	2,611,198
Pool# AK8393 2.50%, 03/01/27	1,837,925	1,866,934
Pool# AV7733 3.50%, 01/01/29	5,614,821	5,920,407

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Pool# 745684 2.44%, 04/01/34 (a)	$6,652,674	$7,036,047
Pool# 790760 2.39%, 09/01/34 (a)	2,180,553	2,323,397
Pool# 799144 1.92%, 04/01/35 (a)	792,293	841,440
Pool# 822705 2.38%, 04/01/35 (a)	843,971	895,382
Pool# 815217 2.26%, 05/01/35 (a)	1,544,633	1,637,642
Pool# 821377 2.37%, 05/01/35 (a)	1,705,280	1,809,205
Pool# 783609 2.47%, 05/01/35 (a)	1,507,192	1,602,946
Pool# 826181 2.39%, 07/01/35 (a)	3,666,610	3,903,101
Pool# 873932 6.31%, 08/01/36	7,365,799	8,530,322
Pool# 745866 2.37%, 09/01/36 (a)	9,693,085	10,280,250
Government National Mortgage Association I Pool Pool# 711052 3.50%, 12/15/24	94,137	97,947
Pool# 748484 3.50%, 08/15/25	325,607	338,955
Pool# 682492 3.50%, 10/15/25	1,245,013	1,301,405
Pool# 719433 3.50%, 10/15/25	777,800	812,640
Pool# 682497 3.50%, 11/15/25	1,354,545	1,418,814
Pool# 705178 3.50%, 11/15/25	230,909	240,378
Pool# 707690 3.50%, 11/15/25	102,691	106,900
Pool# 733504 3.50%, 11/15/25	1,513,692	1,585,602
Pool# 740930 3.50%, 11/15/25	473,518	492,932
Pool# 742371 3.50%, 11/15/25	486,048	506,492
Pool# 749618 3.50%, 11/15/25	1,295,081	1,355,228
Pool# 750403 3.50%, 11/15/25	328,454	343,685
Pool# 682502 3.50%, 12/15/25	1,075,909	1,126,302
Pool# 755650 3.50%, 12/15/25	4,525,125	4,739,848

Total U.S. Government Mortgage Backed Agencies (cost $113,453,624)		118,348,599

9

Statement of Investments (Continued)

December 31, 2015 (Continued)

NVIT Government Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations 27.7%

	Principal Amount	Market Value

Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17 (b)	$25,000,000	$26,274,350
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	15,047,985
Federal National Mortgage Association 6.09%, 09/27/27	10,000,000	12,921,360
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	32,087,100
2.25%, 12/15/17	13,000,000	13,213,707
2.45%, 07/15/24	5,500,000	5,317,631
Tennessee Valley Authority 7.13%, 05/01/30	20,721,000	29,134,472
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,024

Total U.S. Government Sponsored & Agency Obligations (cost $132,625,398)		134,006,629

U.S. Treasury Bonds 17.9%
U.S. Treasury Bonds 3.13%, 11/15/41	23,500,000	24,278,438
2.88%, 05/15/43 (c)	16,000,000	15,600,000
3.75%, 11/15/43	14,175,000	16,326,722
U.S. Treasury Inflation Indexed Bonds
2.50%, 01/15/29 (d)	16,000,000	20,997,311
0.63%, 02/15/43 (d)	10,750,000	9,410,858

Total U.S. Treasury Bonds (cost $92,327,780)		86,613,329

U.S. Treasury Notes 8.9%
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/23 (d)	19,000,000	18,770,788
U.S. Treasury Note, 1.38%, 10/31/20 (c)	25,000,000	24,558,600

Total U.S. Treasury Notes (cost $45,248,348)		43,329,388

Total Investments (cost $446,811,324) (e) — 92.2%		446,718,511
Other assets in excess of liabilities — 7.8%		37,966,298

NET ASSETS — 100.0%		$484,684,809

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $26,274,350 which represents 5.42% of net assets.

(c)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $39,880,240, which was collateralized by $40,957,618 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 9.00%, and maturity dates ranging from 01/29/16 - 11/20/65.

(d)	Principal amounts are not adjusted for inflation.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Government Bond Fund
Assets:
Investments, at value (cost $446,811,324)	$446,718,511
Cash	35,965,948
Interest receivable	2,306,550
Security lending income receivable	1,854
Receivable for investments sold	10,578
Receivable for capital shares issued	297,534
Prepaid expenses	954

Total Assets	485,301,929

Liabilities:
Payable for capital shares redeemed	289,796
Accrued expenses and other payables:
Investment advisory fees	196,161
Fund administration fees	15,869
Distribution fees	495
Administrative servicing fees	89,118
Accounting and transfer agent fees	554
Custodian fees	2,769
Compliance program costs (Note 3)	533
Professional fees	14,002
Printing fees	7,753
Other	70

Total Liabilities	617,120

Net Assets	$484,684,809

Represented by:
Capital	$488,690,118
Accumulated undistributed net investment income	767,849
Accumulated net realized losses from investments	(4,680,345)
Net unrealized appreciation/(depreciation) from investments	(92,813)

Net Assets	$484,684,809

11

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Government Bond Fund
Net Assets:
Class I Shares	$466,960,399
Class II Shares	2,349,620
Class IV Shares	15,364,532
Class Y Shares	10,258

Total	$484,684,809

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	43,002,440
Class II Shares	216,950
Class IV Shares	1,415,556
Class Y Shares	945

Total	44,635,891

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.86
Class II Shares	$10.83
Class IV Shares	$10.85
Class Y Shares	$10.86

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2015

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$11,958,197
Income from securities lending (Note 2)	28,914

Total Income	11,987,111

EXPENSES:
Investment advisory fees	2,538,006
Fund administration fees	193,929
Distribution fees Class II Shares	6,257
Administrative servicing fees Class I Shares	753,149
Administrative servicing fees Class II Shares	3,604
Administrative servicing fees Class IV Shares	24,823
Professional fees	41,268
Printing fees	34,712
Trustee fees	14,465
Custodian fees	18,581
Accounting and transfer agent fees	3,281
Compliance program costs (Note 3)	2,192
Other	14,138

Total expenses before fees waived	3,648,405

Investment advisory fees waived (Note 3)	(73,693)

Net Expenses	3,574,712

NET INVESTMENT INCOME	8,412,399

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	897,606
Net change in unrealized appreciation/(depreciation) from investments	(9,281,375)

Net realized/unrealized losses from investments	(8,383,769)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,630

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$8,412,399	$10,154,897
Net realized gains/(losses) from investments	897,606	(766,078)
Net change in unrealized appreciation/(depreciation) from investments	(9,281,375)	17,329,373

Change in net assets resulting from operations	28,630	26,718,192

Distributions to Shareholders From:
Net investment income:
Class I	(8,469,082)	(10,901,747)
Class II	(35,814)	(54,034)
Class III (a)	–	(67,539)
Class IV	(276,883)	(357,450)
Class Y	(200)	(135	)(b)

Change in net assets from shareholder distributions	(8,781,979)	(11,380,905)

Change in net assets from capital transactions	(54,923,497)	(93,672,115)

Change in net assets	(63,676,846)	(78,334,828)

Net Assets:
Beginning of year	548,361,655	626,696,483

End of year	$484,684,809	$548,361,655

Accumulated undistributed net investment income at end of year	$767,849	$629,993

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$100,761,825	$68,478,424
Proceeds from shares issued from class conversion	–	8,564,855
Dividends reinvested	8,469,082	10,901,747
Cost of shares redeemed	(161,789,556)	(169,490,581)

Total Class I Shares	(52,558,649)	(81,545,555)

Class II Shares
Proceeds from shares issued	194,173	121,381
Dividends reinvested	35,814	54,034
Cost of shares redeemed	(762,479)	(797,973)

Total Class II Shares	(532,492)	(622,558)

Class III Shares (a)
Proceeds from shares issued	–	576,246
Dividends reinvested	–	67,539
Cost of shares redeemed in class conversion	–	(8,564,855)
Cost of shares redeemed	–	(1,898,520)

Total Class III Shares	–	(9,819,590)

Class IV Shares
Proceeds from shares issued	1,599,748	593,515
Dividends reinvested	276,883	357,450
Cost of shares redeemed	(3,709,187)	(2,645,512)

Total Class IV Shares	(1,832,556)	(1,694,547)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

14

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$–	$10,000 (b)
Dividends reinvested	200	135 (b)
Cost of shares redeemed	–	– (b)

Total Class Y Shares	200	10,135 (b)

Change in net assets from capital transactions	$(54,923,497)	$(93,672,115)

SHARE TRANSACTIONS:
Class I Shares
Issued	9,058,571	6,176,862
Issued in class conversion	–	784,062
Reinvested	778,040	991,404
Redeemed	(14,545,276)	(15,340,713)

Total Class I Shares	(4,708,665)	(7,388,385)

Class II Shares
Issued	17,700	11,135
Reinvested	3,299	4,931
Redeemed	(68,685)	(72,738)

Total Class II Shares	(47,686)	(56,672)

Class III Shares (a)
Issued	–	52,563
Reinvested	–	6,196
Redeemed in class conversion	–	(783,445)
Redeemed	–	(173,917)

Total Class III Shares	–	(898,603)

Class IV Shares
Issued	144,452	53,901
Reinvested	25,458	32,530
Redeemed	(333,924)	(240,124)

Total Class IV Shares	(164,014)	(153,693)

Class Y Shares
Issued	–	914 (b)
Reinvested	19	12 (b)
Redeemed	–	– (b)

Total Class Y Shares	19	926 (b)

Total change in shares	(4,920,346)	(8,496,427)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$11.07	0.18	(0.19)	(0.01)	(0.20)	–	(0.20)	–	$10.86	(0.11%	)	$466,960,399	0.68%	1.62%	0.70%	18.76%
Year Ended December 31, 2014 (e)	$10.80	0.19	0.30	0.49	(0.22)	–	(0.22)	–	$11.07	4.57%		$527,959,510	0.68%	1.72%	0.69%	53.61%
Year Ended December 31, 2013 (e)	$11.63	0.18	(0.65)	(0.47)	(0.23)	(0.13)	(0.36)	–	$10.80	(4.06%	)	$594,823,790	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012 (e)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$762,193,954	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011 (e)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.25%		$822,948,756	0.68%	2.66%	0.68%	87.44%

Class II Shares
Year Ended December 31, 2015 (e)	$11.04	0.15	(0.19)	(0.04)	(0.17)	–	(0.17)	–	$10.83	(0.37%	)	$2,349,620	0.93%	1.36%	0.94%	18.76%
Year Ended December 31, 2014 (e)	$10.77	0.16	0.30	0.46	(0.19)	–	(0.19)	–	$11.04	4.31%		$2,920,423	0.93%	1.48%	0.94%	53.61%
Year Ended December 31, 2013 (e)	$11.59	0.15	(0.64)	(0.49)	(0.20)	(0.13)	(0.33)	–	$10.77	(4.26%	)	$3,459,202	0.93%	1.37%	0.94%	108.42%
Year Ended December 31, 2012 (e)	$11.89	0.20	0.13	0.33	(0.23)	(0.40)	(0.63)	–	$11.59	2.76%		$4,541,520	0.94%	1.67%	0.94%	84.84%
Year Ended December 31, 2011 (e)	$11.45	0.28	0.52	0.80	(0.32)	(0.04)	(0.36)	–	$11.89	7.00%		$5,860,810	0.93%	2.42%	0.93%	87.44%

Class IV Shares
Year Ended December 31, 2015 (e)	$11.06	0.18	(0.19)	(0.01)	(0.20)	–	(0.20)	–	$10.85	(0.11%	)	$15,364,532	0.68%	1.62%	0.70%	18.76%
Year Ended December 31, 2014 (e)	$10.79	0.19	0.30	0.49	(0.22)	–	(0.22)	–	$11.06	4.58%		$17,471,473	0.68%	1.72%	0.69%	53.61%
Year Ended December 31, 2013 (e)	$11.63	0.18	(0.66)	(0.48)	(0.23)	(0.13)	(0.36)	–	$10.79	(4.13%	)	$18,704,759	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012 (e)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$21,839,388	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011 (e)	$11.48	0.31	0.53	0.84	(0.35)	(0.04)	(0.39)	–	$11.93	7.35%		$23,844,005	0.68%	2.66%	0.68%	87.44%

Class Y Shares
Year Ended December 31, 2015 (e)	$11.07	0.20	(0.19)	0.01	(0.22)	–	(0.22)	–	$10.86	0.05%		$10,258	0.53%	1.77%	0.53%	18.76%
Period Ended December 31, 2014 (e)(f)	$10.94	0.13	0.15	0.28	(0.15)	–	(0.15)	–	$11.07	2.53%		$10,249	0.54%	1.79%	0.54%	53.61%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (Continued)

December 31, 2015

(b)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (c) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations.

19

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments
$—	$507,436	$(507,436)

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and

20

Notes to Financial Statements (Continued)

December 31, 2015

unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.015% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $51,268, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $22,425, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.49%, and after contractual and voluntary fee waivers was 0.48% and 0.48%, respectively. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $489,981.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $193,929 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

21

Notes to Financial Statements (Continued)

December 31, 2015

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $2,192.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $781,576.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.14%, and 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $93,656,381 and sales of $178,536,662 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the year ended December 31, 2015, the Fund had purchases of $67,844,549 and sales of $117,929,888 of U.S. Government securities (excluding short-term securities).

22

Notes to Financial Statements (Continued)

December 31, 2015

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,781,979	$—	$8,781,979	$—	$8,781,979

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$11,380,905	$—	$11,380,905	$—	$11,380,905

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

23

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$767,849	$—	$767,849	$(4,680,345)	$(92,813)	$(4,005,309)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$446,811,324	$10,335,144	$(10,427,957)	$(92,813)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$4,680,345	Unlimited

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $872,183 and are no longer eligible to offset future capital gains, if any.

10. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Government Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Government Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

BlackRock NVIT Managed Global Allocation Fund

AR-BR-MGA 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	BlackRock NVIT Managed Global Allocation Fund

For the period from the Fund’s inception on July 7, 2015, through December 31, 2015, the BlackRock NVIT Managed Global Allocation Fund (Class II) registered -5.80% versus -1.42% for its blended benchmark, 36% S&P 500® Index, 24% FTSE World ex US Index, 24% BofA Merrill Lynch Current 5-Year US Treasury Index and 16% Citigroup Non-US Dollar World Government Bond Index, for the same time period. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Flexible Portfolio Funds (consisting of 85 funds as of December 31, 2015) was -6.83 for the same period.

Please note that the Fund has an inception date of July 7, 2015, giving it slightly more than a five-month track record. This abbreviated reporting period provides limited insights.

The BlackRock Global Allocation V.I. Fund (Global Allocation Fund) forms the core holding of this Fund (95% of assets) and the remaining 5% of Fund assets resides in a volatility overlay sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500 Index, S&P MidCap 400® Index, Russell 2000® Index and MSCI EAFE® Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.

The Fund uses derivatives to manage its overall exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500 Index, S&P Midcap 400 Index, Russell 2000 Index and MSCI EAFE Index as dictated by an algorithm that determines — based on numerous variables — whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.

From an equity volatility perspective, 2015 was an unusual year. Most notably, the variations in price of the S&P 500 Index set two records: (1) on 39 occasions (a calendar-year record), the Index price moved above or below the 50-day moving average (a technical indicator that tracks momentum in the market) and (2) on 24 occasions (another calendar-year record), the Index price crossed the flat line (the 0% returns mark, meaning neither positive nor negative). These two unusual trends in 2015 provide strong evidence that the S&P 500 Index moved up and down throughout the year with very little sustained direction.

The frequency and magnitude of market price movements, especially given their relatively short duration, tended to undermine the workings of the Fund’s volatility management process. However, it is important to keep in mind that the Fund’s volatility management process generally is most effective when equity markets, including the S&P 500 Index, establish sufficient momentum — up or down. While the managed volatility overlay is intended to enable the Fund to perform better than most competitors in both up and down markets, it is primarily a capital preservation strategy and, thus, the Fund tends to be most sensitive to reducing equity exposure in the face of significant declines in the markets.

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer

Subadviser:

Nationwide Asset Management, LLC (Volatility Overlay Sleeve)

Portfolio Managers:

Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

The Fund invests primarily in one underlying fund, the BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund. The Fund, through its Core Sleeve, is subject to the risks of its underlying fund and, through its Volatility Overlay, the risks of investing in short-term fixed-income securities or holding cash. These risks

4

Fund Commentary (con’t.)	BlackRock NVIT Managed Global Allocation Fund

include: stock market risk (stock markets are volatile); default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); and cash position risk (the Fund may miss investment opportunities). The Fund or its underlying fund may invest in derivatives, including commodities (which create investment leverage and are highly volatile); foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets); high-yield bonds (which are more volatile); inflation-protected bonds (which typically have lower yields than conventional bonds); precious metal-related securities (which are highly volatile and subject to erratic price movements); and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund. Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	BlackRock NVIT Managed Global Allocation Fund

Asset Allocation†

Alternative Assets	95.8%
Money Market Fund	4.1%
Other assets in excess of liabilities	0.1%
100.0%

Top Holdings††

BlackRock Global Allocation V.I. Fund, Class I	95.9%
Fidelity Institutional Money Market Fund — Institutional Class	4.1%
100.0%
†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	BlackRock NVIT Managed Global Allocation Fund

Average Annual Total Return1

(For period ended December 31, 2015)

Inception[2]
Class II	(5.80)%
FTSE World Index	(3.63)%
Blended Index	(1.42)%
CPI	(0.89)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of July 7, 2015. Not annualized.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	2.14%	1.19%

^	Current effective prospectus dated April 30, 2015. Since the Fund is new the expense ratio is estimated for the fiscal year ended December 31, 2015, and also includes estimated indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class' actual results.

7

Fund Performance (con’t.)	BlackRock NVIT Managed Global Allocation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the BlackRock NVIT Managed Global Allocation Fund since inception through 12/31/15 versus performance of the FTSE World Index, the Blended Index*, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 36% S&P 500® Index, 24% FTSE World ex US Index, 24% BofA Merrill Lynch Current 5-Year US Treasury Index and 16% Citigroup Non-US Dollar World Government Bond Index.

8

Shareholder Expense Example	BlackRock NVIT Managed Global Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 8, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 8, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 8, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

BlackRock NVIT Managed Global Allocation Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 -12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	942.00	2.31	0.49
	Hypothetical	(c)(d)	1,000.00	1,022.74	2.50	0.49

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from July 8, 2015 through December 31, 2015 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

9

Statement of Investments

December 31, 2015

BlackRock NVIT Managed Global Allocation Fund

Mutual Funds 99.9%

	Shares	Market Value

Alternative Assets 95.8%
BlackRock Global Allocation V.I. Fund, Class I	3,461,359	$52,231,911

Total Alternative Assets (cost $55,391,631)		52,231,911

Money Market Fund 4.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.32% (a)	2,236,456	2,236,456

Total Money Market Fund (cost 2,236,456)		2,236,456

Total Mutual Funds (cost $57,628,087)		54,468,367

Total Investments (cost $57,628,087) (b) — 99.9%		54,468,367
Other assets in excess of liabilities — 0.1%		35,532

NET ASSETS — 100.0%		$54,503,899

(a)	Represents 7-day effective yield as of December 31, 2015.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	Mini MSCI EAFE	03/18/16	$254,730	$1,538
(1)	S&P 500 E-Mini	03/18/16	101,770	477

			$356,500	$2,015

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

BlackRock NVIT Managed Global Allocation Fund
Assets:
Investments, at value (cost $57,628,087)	$54,468,367
Deposits with broker for futures contracts	15,950
Dividends receivable	395
Receivable for capital shares issued	117,099
Receivable for variation margin on futures contracts	4,274
Prepaid offering costs	41,145

Total Assets	54,647,230

Liabilities:
Payable for investments purchased	111,235
Payable for capital shares redeemed	9
Accrued expenses and other payables:
Investment advisory fees	1,422
Fund administration fees	5,013
Administrative servicing fees	13,462
Accounting and transfer agent fees	20
Custodian fees	100
Compliance program costs (Note 3)	52
Professional fees	9,091
Printing fees	2,921
Other	6

Total Liabilities	143,331

Net Assets	$54,503,899

Represented by:
Capital	$55,494,685
Accumulated undistributed net investment income	787,209
Accumulated net realized gains from investments and futures transactions	1,379,710
Net unrealized appreciation/(depreciation) from investments	(3,159,720)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,015

Net Assets	$54,503,899

Net Assets:
Class II Shares	$54,503,899

Total	$54,503,899

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	5,787,319

Total	5,787,319

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.42

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Period Ended December 31, 2015

BlackRock NVIT Managed Global Allocation Fund(a)
INVESTMENT INCOME:
Dividend income	$421,390
Interest income	1

Total Income	421,391

EXPENSES:
Offering costs	37,618
Investment advisory fees	90,480
Fund administration fees	12,391
Distribution fees Class II Shares	30,568
Administrative servicing fees Class II Shares	29,567
Professional fees	9,418
Printing fees	6,214
Trustee fees	386
Custodian fees	309
Accounting and transfer agent fees	1,548
Compliance program costs (Note 3)	76
Other	321

Total expenses before fees waived and expenses reimbursed	218,896

Distribution fees waived—Class II (Note 3)	(30,568)
Investment advisory fees waived (Note 3)	(72,139)
Expenses reimbursed by adviser (Note 3)	(55,393)

Net Expenses	60,796

NET INVESTMENT INCOME	360,595

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying funds	2,308,046
Net realized losses from investment transactions	(669)
Net realized losses from futures transactions (Note 2)	(511,550)

Net realized gains from investments and futures transactions	1,795,827

Net change in unrealized appreciation/(depreciation) from investments	(3,159,720)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,015

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(3,157,705)

Net realized/unrealized losses from investments and futures transactions	(1,361,878)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,001,283)

(a)	For the period from July 8, 2015 (commencement of operations) through December 31, 2015.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

BlackRock NVIT Managed Global Allocation Fund
Period Ended December 31, 2015 (a)
Operations:
Net investment income	$360,595
Net realized gains from investments and futures transactions	1,795,827
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(3,157,705)

Change in net assets resulting from operations	(1,001,283)

Change in net assets from capital transactions	55,505,182

Change in net assets	54,503,899

Net Assets:
Beginning of period	–

End of period	$54,503,899

Accumulated undistributed net investment income at end of period	$787,209

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$55,570,548
Dividends reinvested	–
Cost of shares redeemed	(65,366)

Total Class II Shares	55,505,182

Change in net assets from capital transactions	$55,505,182

SHARE TRANSACTIONS:
Class II Shares
Issued	5,793,847
Reinvested	–
Redeemed	(6,528)

Total Class II Shares	5,787,319

Total change in shares	5,787,319

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from July 8, 2015 (commencement of operations) through December 31, 2015.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

BlackRock NVIT Managed Global Allocation Fund

		Operations						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (a)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2015 (e)(f)	$10.00	0.13	(0.71)	(0.58)	$9.42	(5.80%	)	$54,503,899	0.49%	1.41%	1.77%	0.25%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from July 8, 2015 (commencement of operations) through December 31, 2015. Total return is calculated based on inception date of July 7, 2015 through December 31, 2015.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the BlackRock NVIT Managed Global Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on July 8, 2015 and currently offers Class II shares.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

15

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual report.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

16

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$2,015
Total		$2,015

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(511,550)
Total	$(511,550)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$2,015
Total	$2,015

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund.

For the period ended December 31, 2015, the average amounts of outstanding futures contracts were as follows:

Futures Contracts:
Average Notional Balance Long(a)	$3,155,165
Average Notional Balance Short(a)	$1,520,580

(a)	The Fund entered into futures contracts from July 8, 2015 (commencement of operations) through December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

17

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds and non-deductible offering costs. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the period ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains/(losses) from investment transactions
$(10,497)	$426,614	$(416,117)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

18

Notes to Financial Statements (Continued)

December 31, 2015

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.74%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.59% of investment advisory fees of the Fund until the earlier of April 30, 2016 or the Fund ceases to operate as a “fund of funds”. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $72,139, for which NFA shall not be entitled to later seek recoupment.

For the period ended December 31, 2015, the Fund’s effective advisory fee rate before contractual fee waivers was 0.73%, and after contractual fee waivers was 0.15%.

During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $20,367.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.19% for Class II shares until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2015 Amount(a)	Total
$55,393	$55,393

(a)	For the period from July 8, 2015 (commencement of operations) through December 31, 2015.

During the period ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

19

Notes to Financial Statements (Continued)

December 31, 2015

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2015, NFM earned $12,391 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2015, the Fund’s portion of such costs amounted to $76.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.25% of these fees for Class II shares of the Fund until at least April 30, 2016. During the period ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $30,568, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended December 31, 2015, the Fund’s total administrative services fees were $29,567.

For the period ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.24% for Class II shares.

4.  Investment Transactions

For the period ended December 31, 2015, the Fund had purchases of $55,453,586 and sales of $61,285 (excluding short-term securities).

5.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s annual report to shareholders. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

20

Notes to Financial Statements (Continued)

December 31, 2015

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan Chase Bank, N.A., any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

8.  Federal Tax Information

The Fund did not make any distributions for the period ended December 31, 2015.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Post October Loss	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$787,209	$1,473,349	$2,260,558	$(90,955)	$(3,160,389)	$(990,786)

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

21

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$57,628,756	$—	$(3,160,389)	$(3,160,389)

Amount designated as “—” is zero or has been rounded to zero.

The Fund may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund’s next taxable year. For the period ended December 31, 2015, the Fund’s qualified late year losses amounted to $90,955.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of BlackRock NVIT Managed Global Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock NVIT Managed Global Allocation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period July 8, 2015 (commencement of operations) through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

23

Supplemental Information

December 31, 2015 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund — Initial Approval of Advisory and Subadvisory Agreements

At the March 11, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the BlackRock NVIT Managed Global Allocation Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with Nationwide Asset Management, LLC (“NWAM”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Fund and the Advisory Agreements in advance of the meeting. The Trustees noted that the Fund will consist of two main components: (i) a majority of its assets will be invested in the BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Underlying Fund”), and (ii) the remainder of the Fund’s assets, referred to herein as the “Volatility Overlay,” will be invested in a manner intended to manage the Fund’s volatility.

In making their determinations, the Trustees took into account the performance, asset size and longevity of the Underlying Fund. The Trustees considered comparisons of the proposed investment advisory fees and total expense ratio of the Fund, both with peer funds-of-funds and with peer stand-alone funds, and the effect of proposed fee waivers and expense limitations. The Trustees considered that NFA had agreed to waive all of its advisory fees except for 15 basis points, for so long as the Fund operates as a fund-of-funds, and that NFA considered the remaining 15 basis point fee to relate to the services it would provide directly to the Fund. The Trustees considered NWAM’s experience in managing the volatility overlay for other NVIT Managed Volatility Funds and the similarity between the services provided by NWAM to those Funds and proposed to be provided by NWAM to the Fund.

The Trustees considered the experience of NFA in administering the algorithm for the NVIT Managed Volatility Funds, overseeing NWAM and the implementation of the Volatility Overlay, and its capabilities to oversee the underlying BlackRock Fund’s performance. The Trustees considered management’s statement to the effect that NFA is unlikely to achieve any substantial level of profitability until the Fund has had an opportunity to grow over time. They also considered that NWAM would receive from NFA a fixed dollar amount annually for its sub-advisory services, and that that amount would not grow as the Fund grows.

The Trustees considered that Nationwide Fund Distributors LLC (“NFD”) had agreed to waive receipt of the 12b-1 fee from the Fund during the Fund’s start-up period, and will receive payments from the sponsor of the BlackRock Fund in the same amount. They noted NFA’s view that this arrangement would have the effect of limiting the expenses of the Fund while ensuring continuing revenue to NFD to promote the shares of the Fund.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

●	The nature, extent, and quality of the investment advisory services to be provided to the Fund by the NFA and NWAM were appropriate and consistent with the terms of the Advisory Agreements;

●	In light of the various factors considered, the cost of services to be provided by NFA and NWAM to the Fund appeared reasonable in relation to the services and benefits to be provided to the Fund; and

●	The level of potential profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

24

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

29

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

30

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

32

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

33

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Annual Report

December 31, 2015

Invesco NVIT Comstock Value Fund

AR-CVAL 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Invesco NVIT Comstock Value Fund

For the annual period ended December 31, 2015, the Invesco NVIT Comstock Value Fund (Class I) Registered -6.30% versus -3.83% for its benchmark, the Russell 1000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Value Funds (consisting of 120 funds as of December 31, 2015) was -4.02% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The US economy continued its modest but steady growth during the year ended December 31, 2015 — although the health of individual economic sectors varied dramatically. The headline economic story was a steady decline in already-battered energy markets, as oil prices plummeted when increased supply overwhelmed demand. This decline particularly affected companies with US-based offshore or shale-based resources — companies whose cost to recover oil is higher than many traditional producers. On the other end of the spectrum, the improved position of the US consumer was the more subtle story which drove the U.S. economy forward during the fiscal year.

As the year began, economic growth appeared to be stronger in the US than in the rest of the world. US equity markets were recovering from the crash of oil prices initiated by OPEC’s decision to maintain high production despite low prices and slowing global growth. The view that the US Federal Reserve (the Fed) would begin raising rates while other central banks were loosening fiscal policy led the US dollar to strengthen against many currencies. This hurt commodity- and materials-based economies — and companies in related sectors. Additionally, US-based multinational companies faced foreign exchange headwinds. Low interest rates, the increasing availability of credit and an improving employment picture all contributed to higher consumer confidence and consumer spending, which drove US equity markets higher, particularly through the spring, and helped overcome fears that Greece and the eurozone would fail to reach an agreement on a financial bailout plan.

In the summer of 2015, US equity markets moved sharply lower. A significant downturn in China’s financial markets and weak global economic growth led the Fed to delay raising interest rates; this, in turn, increased investor uncertainty and market volatility. A continued decline in oil prices also contributed to market volatility through year end. Ultimately, the Fed raised interest rates in December for the first time since 2006 and the market ended flat for the year.

For the reporting period, most US broad equity market indexes delivered flat to barely positive returns. Sectors within the Russell 1000 Value Index were mixed for the reporting period, with most sectors posting negative returns and only industrials, telecommunication services and healthcare posting positive returns.

On the positive side of sector performance, we used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-US-based companies held in the portfolio. Derivatives were used solely for the purpose of hedging and not for speculative purposes or leverage. The use of currency forward contracts had a large positive impact on the portfolio’s performance relative to the Russell 1000 Value Index for the reporting period.

Stock selection within consumer staples also contributed to relative performance. ConAgra Foods, Inc. shares benefited after the packaged foods maker reported earnings that exceeded analysts’ estimates towards the end of the reporting period, causing the stock to post double-digit returns. Also, not owning The Procter & Gamble Company, which is a large benchmark holding that posted negative performance for the period, helped relative performance.

A material underweight in utilities also helped relative performance, as utilities stocks posted negative returns for the period. We continue to believe utilities remain overvalued, as a sector.

4

Fund Commentary (con’t.)	Invesco NVIT Comstock Value Fund

On the negative side, weak stock selection and an underweight to healthcare stocks was a large detractor to relative performance. Specifically, being underweight within the healthcare equipment and services industry hurt performance. Also, not owning select names within pharmaceuticals, like Eli Lilly and Company, hurt performance as that stock posted returns over 20% for the period.

Stock selection and an underweight to financials also acted as a large detractor to performance. Within diversified financials, Morgan Stanley and State Street Corp. underperformed the sector and benchmark, posting double-digit negative returns. Although Morgan Stanley reported profits and revenues that beat estimates, financial stocks in general declined in the latter part of the period due to concerns about a prolonged low interest rate environment. Not owning real estate also hurt performance.

Stock selection and an overweight within the energy sector also hurt performance, mainly due to the declining prices of oil. Notably, Royal Dutch Shell plc and Murphy Oil Corp. were two of the largest relative detractors within the sector. Despite having a strong balance sheet and maintaining an attractive dividend, Royal Dutch Shell, a non-benchmark and top holding within the portfolio, underperformed the sector and benchmark for the period.

Although the portfolio is underweight financials and overweight in energy compared to the benchmark, we have a favorable view of large diversified financials companies and have been adding to positions in the energy sector, based on attractive valuations. The portfolio’s exposure in each sector has a higher beta than the benchmark. Therefore, the portfolio should be more sensitive to broad moves within these sectors for the foreseeable future.

Subadviser:

Invesco Advisers, Inc.

Portfolio Managers:

Devin Armstrong, CFA; Charles DyReyes, CFA*; Kevin Holt, CFA; and James Warwick

*	As of November 23, 2015.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more-aggressive investments such as convertible securities (which change in value as the market value of the underlying stock fluctuates), derivatives (which create investment leverage and are highly volatile) and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends), which may cause the Fund to miss opportunities for gains and result in losses. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	Invesco NVIT Comstock Value Fund

Asset Allocation†

Common Stocks	94.6%
Other assets in excess of liabilities††	5.4%
100.0%

Top Industries†††

Banks	19.2%
Oil, Gas & Consumable Fuels	10.7%
Pharmaceuticals	8.7%
Media	5.9%
Capital Markets	5.6%
Software	4.1%
Insurance	4.1%
Hotels, Restaurants & Leisure	3.1%
Energy Equipment & Services	2.9%
Communications Equipment	2.5%
Other Industries	33.2%
100.0%

Top Holdings†††

Citigroup, Inc.	5.2%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	3.1%
Carnival Corp.	3.1%
Cisco Systems, Inc.	2.6%
General Electric Co.	2.5%
Suncor Energy, Inc.	2.2%
Wells Fargo & Co.	2.1%
Merck & Co., Inc.	2.0%
General Motors Co.	2.0%
Other Holdings	71.2%
100.0%

Objective

The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -6.30%, underperforming the benchmark by 2.47% and the Lipper peer category median by 2.28%

•	The use of currency forward contracts had a large positive impact on relative performance

•	Stock selection and an underweight to financials acted as a large detractor to performance

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	Invesco NVIT Comstock Value Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	(6.30)%	9.93%	5.49%
Class II	(6.51)%	9.67%	5.20%
Class IV	(6.29)%	9.94%	5.50%
Russell 1000® Value Index	(3.83)%	11.27%	6.16%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

Expense Ratio^
Class I	0.92%
Class II	1.17%
Class IV	0.92%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	Invesco NVIT Comstock Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Invesco NVIT Comstock Value Fund versus performance of the Russell 1000® Value Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	Invesco NVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Invesco NVIT Comstock Value Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	930.30	4.48	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.57	4.69	0.92
Class II Shares	Actual	(a)	1,000.00	929.80	5.69	1.17
	Hypothetical	(a)(b)	1,000.00	1,019.31	5.96	1.17
Class IV Shares	Actual	(a)	1,000.00	930.90	4.48	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.57	4.69	0.92

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

Invesco NVIT Comstock Value Fund

Common Stocks 94.6%

	Shares	Market Value

Aerospace & Defense 1.2%
Textron, Inc.	62,220	$2,613,862

Auto Components 1.6%
Johnson Controls, Inc.	92,957	3,670,872

Automobiles 1.9%
General Motors Co.	124,834	4,245,604

Banks 18.2%
Bank of America Corp.	398,936	6,714,093
Citigroup, Inc.	215,427	11,148,347
Citizens Financial Group, Inc.	68,126	1,784,220
Fifth Third Bancorp	163,377	3,283,878
JPMorgan Chase & Co.	130,236	8,599,483
PNC Financial Services Group, Inc. (The)	42,393	4,040,477
U.S. Bancorp	21,606	921,928
Wells Fargo & Co.	84,000	4,566,240

		41,058,666

Beverages 1.6%
Coca-Cola Co. (The)	85,376	3,667,753

Capital Markets 5.3%
Bank of New York Mellon Corp. (The)	63,166	2,603,702
Goldman Sachs Group, Inc. (The)	12,790	2,305,142
Morgan Stanley	109,251	3,475,274
State Street Corp.	53,096	3,523,451

		11,907,569

Communications Equipment 2.4%
Cisco Systems, Inc.	200,447	5,443,138

Consumer Finance 1.0%
Ally Financial, Inc. *	116,910	2,179,202

Diversified Telecommunication Services 0.7%
Frontier Communications Corp.	359,606	1,679,360

Electric Utilities 0.4%
FirstEnergy Corp.	31,855	1,010,759

Electrical Equipment 1.5%
Emerson Electric Co.	68,584	3,280,373

Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	77,548	1,417,578

Energy Equipment & Services 2.7%
Halliburton Co.	52,739	1,795,236
Noble Corp. PLC	96,137	1,014,245
Weatherford International PLC *	397,923	3,338,574

		6,148,055

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 1.4%
CVS Health Corp.	10,388	$1,015,635
Wal-Mart Stores, Inc.	33,572	2,057,963

		3,073,598

Food Products 1.2%
ConAgra Foods, Inc.	41,481	1,748,839
Mondelez International, Inc., Class A	23,205	1,040,512

		2,789,351

Health Care Equipment & Supplies 0.7%
Medtronic PLC	21,896	1,684,240

Health Care Providers & Services 1.8%
Anthem, Inc.	15,186	2,117,536
Express Scripts Holding Co. *	22,457	1,962,966

		4,080,502

Hotels, Restaurants & Leisure 2.9%
Carnival Corp.	121,246	6,605,482

Industrial Conglomerates 2.3%
General Electric Co.	169,105	5,267,621

Information Technology Services 0.9%
PayPal Holdings, Inc. *	58,085	2,102,677

Insurance 3.9%
Aflac, Inc.	46,152	2,764,505
Allstate Corp. (The)	45,619	2,832,484
MetLife, Inc.	65,759	3,170,241

		8,767,230

Internet Software & Services 1.9%
eBay, Inc. *	108,657	2,985,894
Yahoo!, Inc. *	36,821	1,224,667

		4,210,561

Leisure Products 0.4%
Mattel, Inc.	29,206	793,527

Machinery 2.0%
Caterpillar, Inc.	46,898	3,187,188
Ingersoll-Rand PLC	22,953	1,269,072

		4,456,260

Media 5.6%
CBS Corp. Non-Voting Shares, Class B	20,454	963,997
Comcast Corp., Class A	60,957	3,439,803
Time Warner Cable, Inc.	12,420	2,305,028
Time Warner, Inc.	14,227	920,060
Twenty-First Century Fox, Inc., Class B	90,970	2,477,113
Viacom, Inc., Class B	59,936	2,466,966

		12,572,967

10

Statement of Investments (Continued)

December 31, 2015

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.8%
Alcoa, Inc.	189,891	$1,874,224

Multiline Retail 2.3%
Kohl’s Corp.	57,688	2,747,680
Target Corp.	33,112	2,404,262

		5,151,942

Multi-Utilities 0.6%
PG&E Corp.	26,895	1,430,545

Oil, Gas & Consumable Fuels 10.1%
BP PLC, ADR-UK	112,617	3,520,407
Chevron Corp.	38,168	3,433,593
Devon Energy Corp.	57,857	1,851,424
Hess Corp.	40,842	1,980,020
Murphy Oil Corp.	12,324	276,674
Occidental Petroleum Corp.	28,160	1,903,898
QEP Resources, Inc.	100,789	1,350,573
Royal Dutch Shell PLC, Class A, ADR-NL	84,847	3,885,144
Suncor Energy, Inc.	181,206	4,675,115

		22,876,848

Paper & Forest Products 0.9%
International Paper Co.	53,682	2,023,811

Personal Products 0.5%
Unilever NV, NYRS-UK	24,101	1,044,055

Pharmaceuticals 8.3%
AbbVie, Inc.	32,432	1,921,272
GlaxoSmithKline PLC, ADR-UK	20,863	841,822
Merck & Co., Inc.	81,209	4,289,459
Novartis AG REG	35,193	3,027,276
Pfizer, Inc.	118,342	3,820,080
Roche Holding AG, ADR-CH	56,208	1,937,490
Sanofi, ADR-FR	65,524	2,794,599

		18,631,998

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	64,522	2,222,783

Software 3.9%
Citrix Systems, Inc. *	22,654	1,713,775
Microsoft Corp.	69,416	3,851,200
Symantec Corp.	155,512	3,265,752

		8,830,727

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals 2.1%
Hewlett Packard Enterprise Co.	28,875	$438,900
HP, Inc.	96,585	1,143,567
NetApp, Inc.	122,927	3,261,253

		4,843,720

Total Investments (cost $182,545,085) (a) — 94.6%		213,657,460
Other assets in excess of liabilities — 5.4%		12,197,823

NET ASSETS — 100.0%		$225,855,283

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

UK	United Kingdom

11

Statement of Investments (Continued)

December 31, 2015

Invesco NVIT Comstock Value Fund (Continued)

At December 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank Securities, Inc.	01/22/16	(602,259)	$(911,685)	$(887,894)	$23,791
British Pound	Goldman Sachs International	01/22/16	(602,063)	(911,204)	(887,604)	23,600
British Pound	Canadian Imperial Bank of Commerce	01/22/16	(602,062)	(911,040)	(887,602)	23,438
British Pound	Royal Bank of Canada	01/22/16	(602,062)	(910,977)	(887,603)	23,374
Canadian Dollar	Royal Bank of Canada	01/22/16	(1,352,272)	(984,548)	(977,318)	7,230
Canadian Dollar	Canadian Imperial Bank of Commerce	01/22/16	(1,361,999)	(991,410)	(984,349)	7,061
Canadian Dollar	Deutsche Bank Securities, Inc.	01/22/16	(1,352,273)	(984,266)	(977,320)	6,946
Canadian Dollar	Goldman Sachs International	01/22/16	(1,352,272)	(984,330)	(977,319)	7,011
Euro	Royal Bank of Canada	01/22/16	(1,162,695)	(1,279,280)	(1,264,104)	15,176
Euro	Deutsche Bank Securities, Inc.	01/22/16	(1,162,695)	(1,279,976)	(1,264,104)	15,872
Euro	Goldman Sachs International	01/22/16	(1,162,843)	(1,280,078)	(1,264,264)	15,814
Euro	Canadian Imperial Bank of Commerce	01/22/16	(1,162,696)	(1,279,663)	(1,264,105)	15,558
Euro	Barclays Bank PLC	01/22/16	(1,162,696)	(1,280,118)	(1,264,105)	16,013
Swiss Franc	Deutsche Bank Securities, Inc.	01/22/16	(991,205)	(1,007,353)	(990,349)	17,004
Swiss Franc	Goldman Sachs International	01/22/16	(991,265)	(1,008,254)	(990,409)	17,845
Swiss Franc	Canadian Imperial Bank of Commerce	01/22/16	(991,265)	(1,007,690)	(990,409)	17,281
Swiss Franc	Royal Bank of Canada	01/22/16	(991,265)	(1,008,157)	(990,410)	17,747

Total Short Contracts				$(18,020,029)	$(17,749,268)	$270,761

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

December 31, 2015

Invesco NVIT Comstock Value Fund
Assets:
Investments, at value (cost $182,545,085)	$213,657,460
Cash	11,662,245
Foreign currencies, at value (cost $791)	783
Dividends receivable	295,915
Receivable for investments sold	297,375
Receivable for capital shares issued	145,190
Reclaims receivable	59,185
Unrealized appreciation on forward foreign currency contracts (Note 2)	270,761
Prepaid expenses	444

Total Assets	226,389,358

Liabilities:
Payable for investments purchased	106,042
Payable for capital shares redeemed	189,274
Accrued expenses and other payables:
Investment advisory fees	134,452
Fund administration fees	11,028
Distribution fees	35,786
Administrative servicing fees	36,246
Accounting and transfer agent fees	126
Custodian fees	1,287
Compliance program costs (Note 3)	263
Professional fees	12,043
Printing fees	7,468
Other	60

Total Liabilities	534,075

Net Assets	$225,855,283

Represented by:
Capital	$210,737,168
Accumulated undistributed net investment income	4,501,251
Accumulated net realized losses from investments, forward and foreign currency transactions	(20,761,916)
Net unrealized appreciation/(depreciation) from investments	31,112,375
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	270,761
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,356)

Net Assets	$225,855,283

13

Statement of Assets and Liabilities (Continued)

December 31, 2015

Invesco NVIT Comstock Value Fund
Net Assets:
Class I Shares	$45,696,363
Class II Shares	162,893,521
Class IV Shares	17,265,399

Total	$225,855,283

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,983,788
Class II Shares	10,722,732
Class IV Shares	1,126,857

Total	14,833,377

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.31
Class II Shares	$15.19
Class IV Shares	$15.32

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Year Ended December 31, 2015

Invesco NVIT Comstock Value Fund
INVESTMENT INCOME:
Dividend income	$5,601,479
Interest income	14,269
Foreign tax withholding	(43,641)

Total Income	5,572,107

EXPENSES:
Investment advisory fees	1,664,809
Fund administration fees	132,574
Distribution fees Class II Shares	436,388
Administrative servicing fees Class I Shares	77,459
Administrative servicing fees Class II Shares	261,834
Administrative servicing fees Class IV Shares	28,622
Professional fees	29,703
Printing fees	26,157
Trustee fees	6,808
Custodian fees	8,924
Accounting and transfer agent fees	888
Compliance program costs (Note 3)	1,027
Other	8,683

Total Expenses	2,683,876

NET INVESTMENT INCOME	2,888,231

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	17,361,002
Net realized gains from forward and foreign currency transactions (Note 2)	2,040,415

Net realized gains from investments and forward and foreign currency transactions	19,401,417

Net change in unrealized appreciation/(depreciation) from investments	(37,630,412)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(156,449)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(919)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(37,787,780)

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(18,386,363)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,498,132)

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	Invesco NVIT Comstock Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$2,888,231	$3,403,019
Net realized gains from investments and forward and foreign currency transactions	19,401,417	27,621,162
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(37,787,780)	(9,324,875)

Change in net assets resulting from operations	(15,498,132)	21,699,306

Distributions to Shareholders From:
Net investment income:
Class I	(782,943)	(934,511)
Class II	(2,693,138)	(2,267,538)
Class IV	(292,454)	(351,868)

Change in net assets from shareholder distributions	(3,768,535)	(3,553,917)

Change in net assets from capital transactions	(12,247,032)	(12,583,745)

Change in net assets	(31,513,699)	5,561,644

Net Assets:
Beginning of year	257,368,982	251,807,338

End of year	$225,855,283	$257,368,982

Accumulated undistributed net investment income at end of year	$4,501,251	$3,341,140

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,594,417	$10,507,254
Dividends reinvested	782,943	934,511
Cost of shares redeemed	(10,507,853)	(12,854,623)

Total Class I Shares	(6,130,493)	(1,412,858)

Class II Shares
Proceeds from shares issued	18,406,900	11,710,284
Dividends reinvested	2,693,138	2,267,538
Cost of shares redeemed	(25,185,807)	(23,450,149)

Total Class II Shares	(4,085,769)	(9,472,327)

Class IV Shares
Proceeds from shares issued	616,137	499,781
Dividends reinvested	292,454	351,868
Cost of shares redeemed	(2,939,361)	(2,550,209)

Total Class IV Shares	(2,030,770)	(1,698,560)

Change in net assets from capital transactions	$(12,247,032)	$(12,583,745)

16

Statements of Changes in Net Assets (Continued)

	Invesco NVIT Comstock Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	221,262	652,442
Reinvested	52,231	56,953
Redeemed	(645,289)	(797,162)

Total Class I Shares	(371,796)	(87,767)

Class II Shares
Issued	1,184,279	734,328
Reinvested	180,990	139,022
Redeemed	(1,582,632)	(1,474,982)

Total Class II Shares	(217,363)	(601,632)

Class IV Shares
Issued	38,619	30,643
Reinvested	19,497	21,431
Redeemed	(180,393)	(159,247)

Total Class IV Shares	(122,277)	(107,173)

Total change in shares	(711,436)	(796,572)

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Invesco NVIT Comstock Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2015 (b)	$16.62	0.22	(1.27)	(1.05)	(0.26)	(0.26)	$15.31	(6.30%	)	$45,696,363	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014 (b)	$15.49	0.25	1.17	1.42	(0.29)	(0.29)	$16.62	9.17%		$55,769,762	0.92%	1.53%	0.92%	20.21%
Year Ended December 31, 2013 (b)	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%		$53,342,206	0.93%	1.18%	0.93%	16.28%
Year Ended December 31, 2012 (b)	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.46%		$36,558,677	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011 (b)	$10.13	0.14	(0.37)	(0.23)	(0.14)	(0.14)	$9.76	(2.32%	)	$36,364,938	0.96%	1.39%	0.96%	25.55%

Class II Shares
Year Ended December 31, 2015 (b)	$16.53	0.18	(1.26)	(1.08)	(0.26)	(0.26)	$15.19	(6.51%	)	$162,893,521	1.17%	1.11%	1.17%	16.59%
Year Ended December 31, 2014 (b)	$15.37	0.20	1.17	1.37	(0.21)	(0.21)	$16.53	8.93%		$180,829,787	1.17%	1.28%	1.17%	20.21%
Year Ended December 31, 2013 (b)	$11.36	0.13	3.88	4.01	–	–	$15.37	35.30%		$177,450,075	1.18%	0.94%	1.18%	16.28%
Year Ended December 31, 2012 (b)	$9.71	0.14	1.62	1.76	(0.11)	(0.11)	$11.36	18.17%		$133,606,077	1.19%	1.30%	1.19%	14.32%
Year Ended December 31, 2011 (b)	$10.08	0.12	(0.38)	(0.26)	(0.11)	(0.11)	$9.71	(2.55%	)	$128,660,247	1.18%	1.19%	1.18%	25.55%

Class IV Shares
Year Ended December 31, 2015 (b)	$16.63	0.22	(1.27)	(1.05)	(0.26)	(0.26)	$15.32	(6.29%	)	$17,265,399	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014 (b)	$15.49	0.25	1.17	1.42	(0.28)	(0.28)	$16.63	9.21%		$20,769,433	0.92%	1.54%	0.92%	20.21%
Year Ended December 31, 2013 (b)	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%		$21,015,057	0.93%	1.20%	0.93%	16.28%
Year Ended December 31, 2012 (b)	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.47%		$18,267,479	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011 (b)	$10.13	0.14	(0.37)	(0.23)	(0.14)	(0.14)	$9.76	(2.32%	)	$17,933,763	0.95%	1.40%	0.95%	25.55%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Invesco NVIT Comstock Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company and Nationwide Life (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,613,862	$—	$—	$2,613,862
Auto Components	3,670,872	—	—	3,670,872
Automobiles	4,245,604	—	—	4,245,604
Banks	41,058,666	—	—	41,058,666
Beverages	3,667,753	—	—	3,667,753
Capital Markets	11,907,569	—	—	11,907,569
Communications Equipment	5,443,138	—	—	5,443,138
Consumer Finance	2,179,202	—	—	2,179,202
Diversified Telecommunication Services	1,679,360	—	—	1,679,360
Electric Utilities	1,010,759	—	—	1,010,759
Electrical Equipment	3,280,373	—	—	3,280,373
Electronic Equipment, Instruments & Components	1,417,578	—	—	1,417,578
Energy Equipment & Services	6,148,055	—	—	6,148,055
Food & Staples Retailing	3,073,598	—	—	3,073,598
Food Products	2,789,351	—	—	2,789,351
Health Care Equipment & Supplies	1,684,240	—	—	1,684,240
Health Care Providers & Services	4,080,502	—	—	4,080,502
Hotels, Restaurants & Leisure	6,605,482	—	—	6,605,482
Industrial Conglomerates	5,267,621	—	—	5,267,621
Information Technology Services	2,102,677	—	—	2,102,677
Insurance	8,767,230	—	—	8,767,230
Internet Software & Services	4,210,561	—	—	4,210,561
Leisure Products	793,527	—	—	793,527
Machinery	4,456,260	—	—	4,456,260
Media	12,572,967	—	—	12,572,967
Metals & Mining	1,874,224	—	—	1,874,224
Multiline Retail	5,151,942	—	—	5,151,942
Multi-Utilities	1,430,545	—	—	1,430,545
Oil, Gas & Consumable Fuels	22,876,848	—	—	22,876,848
Paper & Forest Products	2,023,811	—	—	2,023,811
Personal Products	1,044,055	—	—	1,044,055
Pharmaceuticals	15,604,722	3,027,276	—	18,631,998
Semiconductors & Semiconductor Equipment	2,222,783	—	—	2,222,783
Software	8,830,727	—	—	8,830,727
Technology Hardware, Storage & Peripherals	4,843,720	—	—	4,843,720
Total Common Stocks	$210,630,184	$3,027,276	$—	$213,657,460
Forward Foreign Currency Contracts	—	270,761	—	270,761
Total	$210,630,184	$3,298,037	$—	$213,928,221

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

21

Notes to Financial Statements (Continued)

December 31, 2015

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$270,761
Total		$270,761

22

Notes to Financial Statements (Continued)

December 31, 2015

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$2,100,141
Total	$2,100,141

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(156,449)
Total	$(156,449)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of forward foreign currency contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$270,761	$—	$270,761
Total	$270,761	$—	$270,761

Amounts designated as “—” are zero.

23

Notes to Financial Statements (Continued)

December 31, 2015

Financial Assets, Derivative Assets and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Assets
Barclays Bank PLC	$16,013	$—	$—	$16,013
Canadian Imperial Bank of Commerce	63,338	—	—	63,338
Deutsche Bank Securities, Inc.	63,613	—	—	63,613
Goldman Sachs International	64,270	—	—	64,270
Royal Bank of Canada	63,527	—	—	63,527
Total	$270,761	$—	$—	$270,761

Amounts designated as “—” are zero.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments, forward and foreign currency transactions
$(1)	$2,040,415	$(2,040,414)

24

Notes to Financial Statements (Continued)

December 31, 2015

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Invesco Advisers, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

25

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.68%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $132,574 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,027.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $367,915.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.15%, 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit

26

Notes to Financial Statements (Continued)

December 31, 2015

requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $38,864,418 and sales of $49,410,263 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.   New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $2,190 of brokerage commissions.

27

Notes to Financial Statements (Continued)

December 31, 2015

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,768,535	$—	$3,768,535	$—	$3,768,535

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,553,917	$—	3,553,917	$—	$3,553,917

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,772,012	$—	$4,772,012	$(18,106,417)	$28,452,520	$15,118,115

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$185,200,584	$45,939,953	$(17,483,077)	$28,456,876

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

28

Notes to Financial Statements (Continued)

December 31, 2015

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$(18,106,417)	2017

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $15,955,851 and are no longer eligible to offset future capital gains, if any.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Invesco NVIT Comstock Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Invesco NVIT Comstock Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

30

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 68.69%.

31

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

32

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

33

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

34

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

35

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

36

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

37

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

38

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

39

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

40

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

41

Annual Report

December 31, 2015

NVIT Emerging Markets Fund

AR-EM 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Emerging Markets Fund

For the annual period ended December 31, 2015, the NVIT Emerging Markets Fund (Class I) registered -15.99% versus -14.92% for its benchmark, the MSCI Emerging Markets® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Emerging Markets Funds (consisting of 79 funds as of December 31, 2015) was -14.51% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Global equities produced mixed results in 2015 as investors digested both political and economic volatility, triggered in part by Greece’s debt-crisis reforms, China’s economic slowdown, a precipitous drop in commodity prices and uncertainty about U.S. Federal Reserve policy. In the U.S., the Standard & Poor’s 500® Index rose 1.4%, while non-U.S. developed markets, as measured by the MSCI EAFE® Index, slipped 0.8% and the MSCI Emerging Markets® Index tumbled 14.92%.

Equity returns were mostly positive in the first quarter, bolstered by easy-money policies from major central banks and nascent signs of stability in some troubled economies. Fed Chair Janet Yellen laid out a roadmap of her “gradualist approach” to U.S. interest-rate increases, moving cautiously to avoid undermining economic expansion. The European Central Bank announced a plan to purchase €60 billion a month in assets to stimulate growth and lift inflation from dangerously low levels while protecting the rest of the eurozone from Greece’s political turmoil. Also in the first quarter, China lowered its growth forecast for 2015 and initiated a surprise rate cut, as leaders attempted to stoke the economy.

The second quarter brought modest results for global equities amid Greece’s debt drama, China’s economic slowdown and the prospect of a U.S. rate hike. The Commerce Department said the U.S. economy contracted in the first quarter, but less than previously estimated, against a backdrop of bad weather, disruptions at West

Coast ports, a strong dollar and spending cuts in the Energy sector. Developed markets contended with uncertainty around Greece’s ongoing debt crisis, and concerns mounted about China.

Equities declined broadly through the later summer months as investors were rattled by China’s slowing economy, ambiguity about Fed policy, a rout in commodity prices and growing pessimism about corporate earnings. After its September meeting, the Fed left short-term interest rates unchanged, citing a troubled global economy and market turmoil, while first- and second-quarter GDP estimates for the eurozone were revised upward, mainly because of faster growth in Italy and more stability in Greece. Among emerging markets, reports of a slowdown in China dominated headlines and unnerved investors in its domestic A-share market and, subsequently, other markets. In order to stem the decline, China’s central bank devalued its currency in a move to stoke exports and then cut interest rates and reduced bank-reserve requirements.

By the end of 2015, equities rebounded amid signs of a stabilizing U.S. economy, which prompted the Fed to end its multiyear experiment with near-zero interest rates by raising its benchmark rate, while other central banks implemented more stimulus measures. Among developed markets, the U.K.’s Office of National Statistics said that the country’s economy grew at a slower pace than initially thought, while Japan’s factory output fell and retail sales slumped, suggesting that a clear economic recovery will be delayed until early 2016. Within emerging markets, China’s third-quarter growth figure dipped below its official targeted rate, causing leaders to enact more pro-growth measures, and Brazil’s statistics agency reported that the country’s recession deepened in the third quarter, as political gridlock stalled the passage of austerity measures, while excessively high unemployment and inflation squeezed household spending.

The portfolio underperformed its benchmark, the MSCI Emerging Markets Index, during the period. On a sector basis, telecommunications services,

4

Fund Commentary (cont’d)	NVIT Emerging Markets Fund

information technology and energy boosted relative returns, while financials, industrials and consumer staples detracted from relative performance. From a country perspective, Mexico, Taiwan and Thailand added to relative returns, while Brazil, South Korea and South Africa weighed on performance.

From an individual security perspective, Tencent Holdings Ltd. (China), Aurobindo Pharma Ltd. (India) and ANTA Sports Products Ltd. (China) helped drive relative results. Conversely, Sinhuan Pharmaceutical Holdings Group Ltd. (China), Türkiye Halk Bankasi Anonim Sirketi (Turkey) and Alibaba Group Holding Ltd. Sponsored ADR (China) weighed on relative returns.

The past year has brought many challenges amid poor investor sentiment and weak currencies, given the overhang of a strong U.S. dollar, anticipation of a Fed interest-rate hike, softening growth in China, and low commodity prices. However, we continue to see numerous emerging-market countries, including India, Indonesia and now China, implement prudent structural reforms. Stock valuations remain largely inexpensive throughout the asset class, particularly in the more cyclical segments of the market. Much of the bad news is already priced in.

We believe the recent Fed interest-rate hike demonstrates its confidence in the strength of the U.S. economy, an important positive for emerging markets. Together with continued recovery in the economies of Japan and Europe, ongoing U.S. economic strength would provide a favorable backdrop for economic growth, stabilizing currencies and eventually rising corporate earnings in emerging markets. At this stage, the specific engine of recovery is unclear, making this strategy’s combination of value and momentum styles more beneficial than ever, as it enables us to pursue investment opportunities throughout the emerging-market landscape.

The portfolio did not employ the use of derivatives during the period.

Subadviser:

The Boston Company Asset Management, LLC*

Portfolio Managers:

Sean P. Fitzgibbon, CFA and Jay Malikowski

*	Commentary provided by The Boston Company Asset Management, LLC. On February 1, 2016, Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited became subadvisers to the Fund, replacing The Boston Company Asset Management, LLC.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Some of the Fund’s investments may subject the Fund to liquidity risk, making the Fund more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Emerging Markets Fund

Asset Allocation†

Common Stocks	96.2%
Exchange Traded Fund	2.1%
Preferred Stock	0.7%
Right††	0.0%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries†††

Banks	18.2%
Oil, Gas & Consumable Fuels	8.0%
Technology Hardware, Storage & Peripherals	6.5%
Internet Software & Services	6.0%
Semiconductors & Semiconductor Equipment	5.5%
Wireless Telecommunication Services	5.1%
Insurance	4.8%
Food & Staples Retailing	3.5%
Chemicals	3.2%
Pharmaceuticals	3.1%
Other Industries	36.1%
100.0%

Top Holdings†††

Tencent Holdings Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.8%
China Mobile Ltd.	3.7%
China Construction Bank Corp., H Shares	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
CNOOC Ltd.	2.2%
iShares MSCI Emerging Markets ETF	2.1%
Ping An Insurance Group Co. of China Ltd., H Shares	2.0%
HCL Technologies Ltd.	1.9%
Wal-Mart de Mexico SAB de CV	1.7%
Other Holdings	68.6%
100.0%

Top Countries†††

China	24.8%
South Korea	16.7%
Taiwan	8.6%
India	7.5%
Hong Kong	5.7%
Mexico	5.6%
Russia	5.6%
South Africa	5.4%
Thailand	3.3%
Brazil	3.3%
Other Countries	13.5%
100.0%

Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -15.99%, underperforming its benchmark by 1.07% and the Lipper peer category median by 1.48%

•	Telecommunications Services, Information Technology and Energy boosted relative returns

•	Financials, Industrials and Consumer Staples detracted from relative performance

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Emerging Markets Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class I	(15.99)%	(6.16)%	1.50%
Class II	(16.23)%	(6.41)%	1.23%
Class Y	(15.90)%	N/A	(11.32)%	[2]
MSCI Emerging Markets® Index	(14.92)%	(4.81)%	3.61%
CPI	0.73%	1.53%	1.86%

N/A – Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	1.27%	1.22%
Class II	1.52%	1.47%
Class Y	1.12%	1.07%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

7

Fund Performance (con’t.)	NVIT Emerging Markets Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Emerging Markets Fund versus performance of the MSCI Emerging Markets® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015)

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Emerging Markets Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	843.10	5.81	1.25
	Hypothetical	(a)(b)	1,000.00	1,018.90	6.36	1.25
Class II Shares	Actual	(a)	1,000.00	842.30	6.97	1.50
	Hypothetical	(a)(b)	1,000.00	1,017.64	7.63	1.50
Class Y Shares	Actual	(a)	1,000.00	844.00	5.11	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.66	5.60	1.10

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Emerging Markets Fund

Common Stocks 96.2%

	Shares	Market Value

BRAZIL 2.5%
Beverages 1.4%
Ambev SA, ADR	340,205	$1,517,314

Paper & Forest Products 0.5%
Fibria Celulose SA	40,200	527,261

Water Utilities 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	137,300	656,958

		2,701,533

CHINA 24.6%
Air Freight & Logistics 1.2%
Sinotrans Ltd., H Shares	2,492,000	1,326,518

Airlines 0.6%
Air China Ltd., H Shares	808,000	633,712

Automobiles 1.1%
Dongfeng Motor Group Co. Ltd., H Shares	884,000	1,171,051

Banks 4.2%
Agricultural Bank of China Ltd., H Shares	2,793,000	1,136,614
China Construction Bank Corp., H Shares	4,846,000	3,305,689

		4,442,303

Chemicals 0.4%
Sinopec Shanghai Petrochemical Co., Ltd., H Shares*	1,130,000	446,922

Health Care Providers & Services 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	533,700	1,150,343

Independent Power and Renewable Electricity Producers 0.5%
China Longyuan Power Group Corp., H Shares	646,000	485,779

Insurance 3.7%
PICC Property & Casualty Co., Ltd., H Shares	898,000	1,772,218
Ping An Insurance Group Co. of China Ltd., H Shares	387,500	2,136,948

		3,909,166

Internet & Catalog Retail 0.9%
Ctrip.com International Ltd., ADR*	20,952	970,706

Internet Software & Services 6.0%
Tencent Holdings Ltd.	329,900	6,459,437

Oil, Gas & Consumable Fuels 2.1%
CNOOC Ltd.	2,190,000	2,279,299

Pharmaceuticals 1.3%
CSPC Pharmaceutical Group Ltd.	662,000	674,914
Sihuan Pharmaceutical Holdings Group Ltd. (a)	1,762,000	696,588

		1,371,502

Textiles, Apparel & Luxury Goods 1.5%
Anta Sports Products Ltd.	435,000	1,189,231

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Textiles, Apparel & Luxury Goods (continued)
Shenzhou International Group Holdings Ltd.	66,000	$378,232

		1,567,463

		26,214,201

COLOMBIA 0.6%
Banks 0.6%
Bancolombia SA, ADR	23,308	623,489

HONG KONG 5.6%
Real Estate Management & Development 1.5%
China Overseas Land & Investment Ltd.	468,000	1,629,278

Transportation Infrastructure 0.4%
COSCO Pacific Ltd.	353,288	388,345

Wireless Telecommunication Services 3.7%
China Mobile Ltd.	349,000	3,928,381

		5,946,004

HUNGARY 1.0%
Pharmaceuticals 1.0%
Richter Gedeon Nyrt	57,225	1,080,093

INDIA 7.5%
Automobiles 0.5%
Maruti Suzuki India Ltd.	8,206	571,476

Banks 1.1%
Yes Bank Ltd.	106,533	1,162,357

Chemicals 1.0%
UPL Ltd.	157,441	1,036,846

Information Technology Services 2.0%
HCL Technologies Ltd.	157,116	2,026,316

Media 0.8%
Dish TV India Ltd.*	545,457	834,048

Oil, Gas & Consumable Fuels 0.6%
Hindustan Petroleum Corp. Ltd.	51,931	653,228

Pharmaceuticals 0.8%
Aurobindo Pharma Ltd.	65,824	868,189

Wireless Telecommunication Services 0.7%
Bharti Infratel Ltd.	118,098	761,957

		7,914,417

INDONESIA 2.6%
Banks 0.6%
Bank Negara Indonesia Persero Tbk PT	1,701,100	609,024

Diversified Telecommunication Services 1.4%
Telekomunikasi Indonesia Persero Tbk PT	6,733,800	1,508,218

10

Statement of Investments (Continued)

December 31, 2015

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

INDONESIA (continued)
Multiline Retail 0.6%
Matahari Department Store Tbk PT	487,000	$616,510

		2,733,752

MALAYSIA 0.5%
Banks 0.5%
Malayan Banking Bhd	279,800	546,397

MEXICO 5.6%
Banks 1.2%
Grupo Financiero Banorte SAB de CV, Class O	225,100	1,240,665

Beverages 0.9%
Arca Continental SAB de CV	154,400	937,805

Food & Staples Retailing 1.6%
Wal-Mart de Mexico SAB de CV	715,100	1,804,503

Food Products 0.6%
Gruma SAB de CV, Class B	42,400	594,749

Industrial Conglomerates 0.5%
Alfa SAB de CV, Class A	257,000	508,497

Transportation Infrastructure 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV*	110,200	534,615
Grupo Aeroportuario del Pacifico SAB de CV, Class B	33,500	295,551

		830,166

		5,916,385

PERU 1.0%
Banks 1.0%
Credicorp Ltd.	10,377	1,009,890

PHILIPPINES 0.8%
Banks 0.8%
Metropolitan Bank & Trust Co.	472,033	805,155

RUSSIA 5.5%
Banks 1.6%
Sberbank of Russia PJSC, ADR	293,511	1,699,429

Food & Staples Retailing 0.8%
Magnit PJSC, GDR Reg. S	21,711	873,041

Metals & Mining 1.0%
MMC Norilsk Nickel PJSC, ADR	86,889	1,103,056

Oil, Gas & Consumable Fuels 2.1%
Lukoil PJSC, ADR	47,708	1,549,794
Rosneft OAO, GDR Reg. S	188,819	658,186

		2,207,980

		5,883,506

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA 5.4%
Banks 1.3%
Barclays Africa Group Ltd.	146,003	$1,354,659

Distributors 0.2%
Imperial Holdings Ltd.	20,670	160,226

Food & Staples Retailing 0.5%
Clicks Group Ltd.	96,725	556,856

Health Care Providers & Services 0.5%
Mediclinic International Ltd.	65,098	500,730

Industrial Conglomerates 1.4%
Bidvest Group Ltd. (The)	72,372	1,536,111

Multiline Retail 1.2%
Woolworths Holdings Ltd.	191,796	1,240,780

Trading Companies & Distributors 0.3%
Barloworld Ltd.	91,691	368,823

		5,718,185

SOUTH KOREA 16.4%
Auto Components 0.9%
Hyundai Wia Corp.*	10,236	967,819

Banks 1.6%
DGB Financial Group, Inc.*	79,716	679,103
KB Financial Group, Inc.*	36,987	1,042,065

		1,721,168

Capital Markets 0.7%
Korea Investment Holdings Co., Ltd.*	18,954	792,056

Chemicals 1.9%
LG Chem Ltd.*	2,813	776,622
Lotte Chemical Corp.*	5,424	1,106,752

		1,883,374

Electric Utilities 1.5%
Korea Electric Power Corp.*	38,745	1,641,518

Food & Staples Retailing 0.6%
E-MART, Inc.*	4,097	657,403

Food Products 0.5%
CJ CheilJedang Corp.*	1,713	547,913

Household Products 1.3%
LG Household & Health Care Ltd.*	1,604	1,424,325

Insurance 1.0%
Dongbu Insurance Co., Ltd.*	10,375	620,751
Hyundai Marine & Fire Insurance Co., Ltd.*	15,831	485,063

		1,105,814

Technology Hardware, Storage & Peripherals 5.8%
Samsung Electronics Co., Ltd.	5,723	6,104,049

Wireless Telecommunication Services 0.6%
SK Telecom Co., Ltd.	3,659	669,664

		17,515,103

11

Statement of Investments (Continued)

December 31, 2015

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN 8.5%
Banks 1.4%
China Development Financial Holding Corp.	2,149,000	$536,019
CTBC Financial Holding Co., Ltd.	1,839,862	942,012

		1,478,031

Electronic Equipment, Instruments & Components 1.0%
Largan Precision Co., Ltd.	10,000	684,248
Zhen Ding Technology Holding Ltd.	181,000	412,688

		1,096,936

Semiconductors & Semiconductor Equipment 5.5%
Advanced Semiconductor Engineering, Inc.	1,109,000	1,273,931
Novatek Microelectronics Corp.	226,000	879,835
Powertech Technology, Inc.	310,000	611,255
Taiwan Semiconductor Manufacturing Co., Ltd.	687,000	2,963,883

		5,728,904

Technology Hardware, Storage & Peripherals 0.6%
Pegatron Corp.	315,000	685,115

		8,988,986

THAILAND 3.3%
Beverages 0.6%
Thai Beverage PCL	1,231,000	597,602

Diversified Financial Services 0.4%
Jasmine Broadband Internet Infrastructure Fund, Class F	1,496,200	379,994

Oil, Gas & Consumable Fuels 2.3%
PTT PCL	199,100	1,340,796
Thai Oil PCL	633,500	1,154,689

		2,495,485

		3,473,081

TURKEY 3.1%
Banks 1.3%
Turkiye Halk Bankasi A/S	382,281	1,358,719

Oil, Gas & Consumable Fuels 0.7%
Tupras Turkiye Petrol Rafinerileri A/S*	30,615	730,176

Real Estate Investment Trusts (REITs) 0.6%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	770,671	686,079

Transportation Infrastructure 0.5%
TAV Havalimanlari Holding A/S	90,147	561,930

		3,336,904

UNITED ARAB EMIRATES 1.7%
Banks 0.4%
Abu Dhabi Commercial Bank PJSC	257,616	459,625

Common Stocks (continued)

	Shares	Market Value

UNITED ARAB EMIRATES (continued)
Diversified Telecommunication Services 0.6%
Emirates Telecommunications Group Co., PJSC	141,715	$620,513

Real Estate Management & Development 0.7%
Emaar Properties PJSC	457,170	702,949

		1,783,087

Total Common Stocks (cost $113,652,571)		102,190,168

Preferred Stock 0.7%
BRAZIL 0.7%
Banks 0.7%
Banco Bradesco SA — Preference Shares	148,800	725,147

Total Preferred Stock (cost $1,722,390)		725,147

Right 0.0%†

	Number of Rights

BRAZIL 0.0%†
Banks 0.0%†
Banco Bradesco SA, expiring 02/05/16* (a)	4,874	2,550

Total Right (cost $—)		2,550

Exchange Traded Fund 2.1%

	Shares

UNITED STATES 2.1%
iShares MSCI Emerging Markets ETF	68,387	2,201,378

Total Exchange Traded Fund (cost $2,348,801)		2,201,378

Total Investments (cost $117,723,762) (b) — 99.0%		105,119,243
Other assets in excess of liabilities — 1.0%		1,064,199

NET ASSETS — 100.0%		$106,183,442

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

12

Statement of Investments (Continued)

December 31, 2015

NVIT Emerging Markets Fund (Continued)

ADR	American Depositary Receipt

A/S	Minimum Capital Public Traded Company

Bhd	Public Limited Company

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

OAO	Joint Stock Company

PCL	Public Company Limited

PJSC	Public Joint Stock Company

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2015

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $117,723,762)	$105,119,243
Cash	537,070
Foreign currencies, at value (cost $344,606)	340,784
Dividends receivable	383,384
Receivable for capital shares issued	76,405
Receivable for capital gain country tax	16,447
Prepaid expenses	218

Total Assets	106,473,551

Liabilities:
Payable for capital shares redeemed	50,271
Accrued expenses and other payables:
Investment advisory fees	81,928
Fund administration fees	8,754
Distribution fees	11,290
Administrative servicing fees	14,460
Accounting and transfer agent fees	1,173
Deferred capital gain country tax	54,833
Custodian fees	626
Compliance program costs (Note 3)	122
Professional fees	19,174
Printing fees	5,628
Other	41,850

Total Liabilities	290,109

Net Assets	$106,183,442

Represented by:
Capital	$148,490,890
Accumulated undistributed net investment income	1,234,593
Accumulated net realized losses from investments and foreign currency transactions	(30,875,486)
Net unrealized appreciation/(depreciation) from investments†	(12,659,352)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(7,203)

Net Assets	$106,183,442

†	Net of $54,833 of deferred capital gain country tax.

14

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Emerging Markets Fund
Net Assets:
Class I Shares	$53,435,999
Class II Shares	52,596,042
Class Y Shares	151,401

Total	$106,183,442

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,833,521
Class II Shares	5,810,819
Class Y Shares	16,541

Total	11,660,881

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.16
Class II Shares	$9.05
Class Y Shares	$9.15

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Year Ended December 31, 2015

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$3,608,152
Interest income	1,281
Foreign tax withholding	(339,374)

Total Income	3,270,059

EXPENSES:
Investment advisory fees	1,163,280
Fund administration fees	106,355
Distribution fees Class II Shares	148,078
Administrative servicing fees Class I Shares	80,024
Administrative servicing fees Class II Shares	94,610
Professional fees	54,597
Printing fees	22,662
Trustee fees	3,381
Custodian fees	13,787
Accounting and transfer agent fees	7,079
Compliance program costs (Note 3)	502
Other	6,086

Total expenses before fees waived	1,700,441

Investment advisory fees waived (Note 3)	(60,998)

Net Expenses	1,639,443

NET INVESTMENT INCOME	1,630,616

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(15,387,926)
Net realized losses from foreign currency transactions (Note 2)	(189,831)

Net realized losses from investments and foreign currency transactions	(15,577,757)

Net change in unrealized appreciation/(depreciation) from investments††	(7,184,668)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(7,999)

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(7,192,667)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(22,770,424)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,139,808)

†	Net of capital gain country taxes of $53,655.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $120,660.

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$1,630,616	$1,527,931
Net realized gains/(losses) from investments and foreign currency transactions	(15,577,757)	3,786,680
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(7,192,667)	(13,310,308)

Change in net assets resulting from operations	(21,139,808)	(7,995,697)

Distributions to Shareholders From: Net investment income:
Class I	(520,487)	(724,049)
Class II	(277,046)	(571,501)
Class III (a)	–	(295,017)
Class VI (b)	–	(233,160)
Class Y	(1,385)	(778	)(c)

Change in net assets from shareholder distributions	(798,918)	(1,824,505)

Change in net assets from capital transactions	(3,009,672)	(3,082,540)

Change in net assets	(24,948,398)	(12,902,742)

Net Assets:
Beginning of period	131,131,840	144,034,582

End of period	$106,183,442	$131,131,840

Accumulated undistributed net investment income at end of period	$1,234,593	$638,657

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,129,275	$6,911,163
Proceeds from shares issued from class conversion	–	63,184,949
Dividends reinvested	520,487	724,049
Cost of shares redeemed	(13,633,021)	(14,244,699)

Total Class I Shares	(4,983,259)	56,575,462

Class II Shares
Proceeds from shares issued	12,344,667	9,312,711
Proceeds from shares issued from class conversion	–	59,156,605
Dividends reinvested	277,046	571,501
Cost of shares redeemed	(10,732,631)	(5,819,462)

Total Class II Shares	1,889,082	63,221,355

Class III Shares (a)
Proceeds from shares issued	–	2,500,931
Dividends reinvested	–	295,017
Cost of shares redeemed in class conversion	–	(63,184,949)
Cost of shares redeemed	–	(6,057,080)

Total Class III Shares	–	(66,446,081)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.
(c)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

17

Statements of Changes in Net Assets (Continued)

	NVIT Emerging Markets Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class VI Shares (b)
Proceeds from shares issued	$–	$3,850,652
Dividends reinvested	–	233,160
Cost of shares redeemed in class conversion	–	(59,156,605)
Cost of shares redeemed	–	(1,452,196)

Total Class VI Shares	–	(56,524,989)

Class Y Shares
Proceeds from shares issued	89,218	119,692	(c)
Dividends reinvested	1,385	778	(c)
Cost of shares redeemed	(6,098)	(28,757	)(c)

Total Class Y Shares	84,505	91,713	(c)

Change in net assets from capital transactions	$(3,009,672)	$(3,082,540)

SHARE TRANSACTIONS:
Class I Shares
Issued	770,723	583,262
Issued in class conversion	–	5,546,967
Reinvested	57,002	58,429
Redeemed	(1,281,615)	(1,204,428)

Total Class I Shares	(453,890)	4,984,230

Class II Shares
Issued	1,111,626	781,937
Issued in class conversion	–	5,254,908
Reinvested	30,680	46,451
Redeemed	(1,022,651)	(497,908)

Total Class II Shares	119,655	5,585,388

Class III Shares (a)
Issued	–	222,039
Reinvested	–	25,389
Redeemed in class conversion	–	(5,556,528)
Redeemed	–	(540,017)

Total Class III Shares	–	(5,849,117)

Class VI Shares (b)
Issued	–	340,874
Reinvested	–	20,152
Redeemed in class conversion	–	(5,222,250)
Redeemed	–	(130,111)

Total Class VI Shares	–	(4,991,335)

Class Y Shares
Issued	9,297	10,084	(c)
Reinvested	152	63	(c)
Redeemed	(631)	(2,424	)(c)

Total Class Y Shares	8,818	7,723	(c)

Total change in shares	(325,417)	(263,111)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.
(c)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$11.01	0.15	(1.91)	(1.76)	(0.09)	(0.09)	–	$9.16	(15.99%	)	$53,435,999	1.20%	1.45%	1.25%	109.50%
Year Ended December 31, 2014 (e)	$11.80	0.18	(0.82)	(0.64)	(0.15)	(0.15)	–	$11.01	(5.51%	)	$69,228,499	1.20%	1.56%	1.25%	83.05%
Year Ended December 31, 2013 (e)	$11.86	0.16	(0.08)	0.08	(0.14)	(0.14)	–	$11.80	0.66%	(f)	$15,371,041	1.19%	1.37%	1.25%	78.72%
Year Ended December 31, 2012 (e)	$10.16	0.15	1.61	1.76	(0.06)	(0.06)	–	$11.86	17.22%		$20,901,248	1.20%	1.38%	1.25%	68.20%
Year Ended December 31, 2011 (e)	$13.19	0.13	(3.08)	(2.95)	(0.08)	(0.08)	–	$10.16	(22.37%	)	$19,667,663	1.22%	1.07%	1.23%	119.54%

Class II Shares
Year Ended December 31, 2015 (e)	$10.86	0.12	(1.88)	(1.76)	(0.05)	(0.05)	–	$9.05	(16.23%	)	$52,596,042	1.49%	1.21%	1.54%	109.50%
Year Ended December 31, 2014 (e)	$11.66	0.16	(0.81)	(0.65)	(0.15)	(0.15)	–	$10.86	(5.73%	)	$61,818,215	1.45%	1.37%	1.50%	83.05%
Year Ended December 31, 2013 (e)	$11.72	0.13	(0.08)	0.05	(0.11)	(0.11)	–	$11.66	0.43%		$1,233,167	1.44%	1.15%	1.50%	78.72%
Year Ended December 31, 2012 (e)	$10.04	0.12	1.59	1.71	(0.03)	(0.03)	–	$11.72	16.99%		$1,442,757	1.45%	1.12%	1.50%	68.20%
Year Ended December 31, 2011 (e)	$13.04	0.11	(3.05)	(2.94)	(0.06)	(0.06)	–	$10.04	(22.60%	)	$1,699,906	1.48%	0.90%	1.49%	119.54%

Class Y Shares
Year Ended December 31, 2015 (e)	$11.02	0.16	(1.91)	(1.75)	(0.12)	(0.12)	–	$9.15	(15.90%	)	$151,401	1.08%	1.58%	1.13%	109.50%
Period Ended December 31, 2014 (e)(g)	$11.42	0.13	(0.43)	(0.30)	(0.10)	(0.10)	–	$11.02	(2.72%	)	$85,126	1.06%	1.62%	1.11%	83.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

21

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)(b)	Level 3(b)	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,326,518	$—	$1,326,518
Airlines	—	633,712	—	633,712
Auto Components	—	967,819	—	967,819
Automobiles	—	1,742,527	—	1,742,527
Banks	4,573,473	13,937,438	—	18,510,911
Beverages	2,455,119	597,602	—	3,052,721
Capital Markets	—	792,056	—	792,056
Chemicals	—	3,367,142	—	3,367,142
Distributors	—	160,226	—	160,226
Diversified Financial Services	379,994	—	—	379,994
Diversified Telecommunication Services	—	2,128,731	—	2,128,731
Electric Utilities	—	1,641,518	—	1,641,518
Electronic Equipment, Instruments & Components	—	1,096,936	—	1,096,936
Food & Staples Retailing	1,804,503	2,087,300	—	3,891,803
Food Products	594,749	547,913	—	1,142,662
Health Care Providers & Services	—	1,651,073	—	1,651,073
Household Products	—	1,424,325	—	1,424,325
Independent Power and Renewable Electricity Producers	—	485,779	—	485,779
Industrial Conglomerates	508,497	1,536,111	—	2,044,608
Information Technology Services	—	2,026,316	—	2,026,316
Insurance	—	5,014,980	—	5,014,980
Internet & Catalog Retail	970,706	—	—	970,706
Internet Software & Services	—	6,459,437	—	6,459,437
Media	—	834,048	—	834,048
Metals & Mining	1,103,056	—	—	1,103,056
Multiline Retail	—	1,857,290	—	1,857,290
Oil, Gas & Consumable Fuels	4,045,279	4,320,889	—	8,366,168
Paper & Forest Products	527,261	—	—	527,261
Pharmaceuticals	—	2,623,196	696,588	3,319,784
Real Estate Investment Trusts (REITs)	—	686,079	—	686,079
Real Estate Management & Development	—	2,332,227	—	2,332,227
Semiconductors & Semiconductor Equipment	—	5,728,904	—	5,728,904
Technology Hardware, Storage & Peripherals	—	6,789,164	—	6,789,164
Textiles, Apparel & Luxury Goods	—	1,567,463	—	1,567,463
Trading Companies & Distributors	—	368,823	—	368,823
Transportation Infrastructure	830,166	950,275	—	1,780,441
Water Utilities	656,958	—	—	656,958
Wireless Telecommunication Services	—	5,360,002	—	5,360,002
Total Common Stocks	$18,449,761	$83,043,819	$696,588	$102,190,168
Exchange Traded Fund	2,201,378	—	—	2,201,378
Preferred Stock	725,147	—	—	725,147
Right	—	2,550	—	2,550
Total	$21,376,286	$83,046,369	$696,588	$105,119,243

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the year ended December 31, 2015, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at December 31, 2015, was $1,009,006 and $1,340,796, respectively. The investment was previously valued using the last quoted sales price from the local exchange on

22

Notes to Financial Statements (Continued)

December 31, 2015

which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At December 31, 2015, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

(b)	During the year ended December 31, 2015, there was a transfer of an international common stock from Level 2 to Level 3. The market value at the time of the transfer and at December 31, 2015, was $1,172,010 and $696,588, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from the independent fair value pricing service, resulting in the Level 2 classification. During the period, the FVC determined a fair value using the last quoted sales price from the local exchange on which it traded and applying a 30% discount, resulting in a Level 3 classification.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/14	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Net Appreciation/(Depreciation)	(475,422)	(475,422)
Purchases*	—	—
Sales	—	—
Transfer Into Level 3	1,172,010	1,172,010
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$696,588	$696,588
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 12/31/15**	$(475,422)	$(475,422)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

23

Notes to Financial Statements (Continued)

December 31, 2015

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, and realized Thai capital gains tax . These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments and foreign currency transactions
$—	$(235,762)	$235,762

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is

24

Notes to Financial Statements (Continued)

December 31, 2015

measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.05% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $39,699 , for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $21,299, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.95%, and after contractual and voluntary fee waivers was 0.92% and 0.93%, respectively.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP,

25

Notes to Financial Statements (Continued)

December 31, 2015

expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.20% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $106,355 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $502.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services.

26

Notes to Financial Statements (Continued)

December 31, 2015

These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $174,634.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.13% and 0.16% for Class I and Class II shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,046.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $132,586,066 and sales of $134,886,777 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These

27

Notes to Financial Statements (Continued)

December 31, 2015

factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $3,630 of brokerage commissions.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$798,918	$—	$798,918	$—	$798,918

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,824,505	$—	$1,824,505	$—	$1,824,505

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

28

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,234,593	$—	$1,234,593	$(29,276,156)	$(14,265,885)	$(42,307,448)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$119,323,092	$6,296,378	$(20,500,227)	$(14,203,849)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$14,188,784	2017
$15,087,372	Unlimited

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Emerging Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

30

Supplemental Information

December 31, 2015 (Unaudited)

NVIT Emerging Markets Fund — Initial Approval of Advisory Agreements

At the December 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Emerging Markets Fund (the “Fund”), the termination of The Boston Company Asset Management (“TBCAM”) as a subadviser to the Fund and the appointment of Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life”) as subadvisers to the Fund pursuant to new Subadvisory Agreements (the “Subadvisory Agreements”). The Trustees were provided with detailed materials relating to Lazard and Standard Life in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to Lazard and Standard Life, including information relating to their investment strategies, processes and risk/return profiles, anticipated portfolio holdings, and correlation of performance returns between Lazard and Standard Life. The Trustees also considered the experience of the investment personnel of Lazard and Standard Life that would be managing the Fund. The Trustees considered the investment performance of the Fund historically and since TBCAM began managing the Fund in 2011 and considered information concerning the past performance record of Lazard and Standard Life managing investment strategies comparable to those they would use in managing the Fund’s assets.

The Board considered the Fund’s overall fee level. The Board noted that the subadvisory fee schedules proposed with respect to Lazard and Standard Life were anticipated to result in an overall lower effective subadvisory fee rate to be paid by NFA with respect to the Fund than that paid to TBCAM. The Board also considered that NFA intends to keep all savings due to the lower effective subadvisory fee rate in light of the Fund’s already low expense ratio relative to that of its category peers. The Board considered that the non-compensatory terms of the Subadvisory Agreements are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers.

The Board noted that the Fund’s subadvisory fee schedule includes breakpoints, reducing the subadvisory fees charged to NFA as assets attributable to each subadviser increase.

The Board determined to defer any review of potential fallout benefits of the Subadvisory Agreements to Lazard and Standard Life, if any, until Lazard and Standard Life had served as subadvisers for a reasonable period of time. No information was presented to the Board regarding the expected profitability of the Subadvisory Agreements.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

●	The nature, extent, and quality of the investment advisory services to be provided to the Fund by Lazard and Standard Life appeared reasonable and appropriate;

●	The prospects for satisfactory investment performance of the Fund, if Lazard and Standard Life were to be appointed as subadviser, were reasonable.

●	The subadvisory fees paid to each of Lazard and Standard Life were fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreements for a two-year period commencing from the execution of the Subadvisory Agreements.

31

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $3,522,725 or $0.3021 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $416,344 or $0.0357 per outstanding share.

32

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

33

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

34

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

37

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

38

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

39

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

40

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

41

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Annual Report

December 31, 2015

NVIT International Equity Fund

AR-IE 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT International Equity Fund

For the annual period ended December 31, 2015, the NVIT International Equity Fund (Class I) registered -3.06% versus -5.66% for its benchmark, the MSCI ACWI ex USA. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Multi-Cap Growth Funds (consisting of 74 funds as of December 31, 2015) was 0.15% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The non-US equity markets turned in a mixed year in 2015, finishing off nearly 6% for the year. Plunging commodity and oil prices, multiple acts of terrorism, and political scandals created enormous headwinds which proved too strong for the markets to overcome. European markets finished the year mildly positive in local terms, as Mario Draghi and the European Central Bank (ECB) continued to provide massive support to induce economic growth across the region. Unfortunately, the strong US dollar more than erased any local market gains, and the region was off slightly under 1% for the year. Similar support from Abenomics was enough to send Japan up 9% for the year, as they directly benefited from the impact of lower commodity prices. The balance of Asia did not fare as well as the ongoing concerns over China’s economic growth, which directly impacted many of the neighboring markets. The heavily dominated resource markets in Australia and New Zealand bore the brunt of the commodity-price decline, trading off over 15% and 10%, respectively. Emerging markets, a 20% weight in the benchmark, were off nearly 15% for the year, as the headwinds above were felt with full force across these markets.

Factor performance for the year was dominated by strong preference for stocks with favorable momentum, coupled with an aversion to higher-risk (high-beta and higher-volatility) stocks. Companies with favorable growth characteristics also enjoyed a good year particularly in the second half. Quality factors also continued to provide modestly positive discrimination in the emerging and developed markets for most of the year. Companies with low multiples remained out of favor, partially reflecting the cyclical nature of many of these names.

The portfolio benefited from its stock selection as it outperformed the index in 9 out of 10 sectors for the year. Consumer discretionary and health care stocks accounted for nearly half of the year’s excess return. Consumer staples holdings were the only area where the portfolio underperformed its benchmark. Stocks having the greatest impact on the portfolio’s return in 2015 included Novo Nordisk A/S, the world’s leading manufacturer of diabetes medicines. The company continues to move ahead of its competition with next-generation drugs and enjoys a high rate of growth and favorable operating margins. Bellway p.l.c., the UK real estate developer with a focus in suburban London, increased nearly 50% in local terms as its growth and margins caused a rerating of the stock. ITV plc, the UK broadcaster, enjoyed a favorable year with strong revenue growth (+14% year-over-year) as broadcast and on-line revenue drove most of its growth. The company had exclusive rights to the Rugby World Cup, which contributed to its strong year. BB Seguridade Participações S/A, the diversified Brazilian financial-services firm, traded off along with the entire market in Brazil and was the largest detractor in the portfolio. Brazil continues to be rocked by the ongoing bribery, scandals, and sharp decline in oil prices, which have led to negative GDP growth. Tata Motors Ltd. slumped with the ever-weakening economic news from China. Despite a favorable global year for auto companies, China’s largest market, Tata Motors, saw a decline in sales. We sold the position in the fourth quarter, and will wait for a better entry point. Minebea Co., Ltd., the Japanese manufacturer of LED backlights for smart phones, also fell after missing its sales targets. The global slump in smartphone demand weighed on the stock, and delayed shipment from a major supplier caused the stock to come under selling pressure. Sentiment remains favorable toward the stock and we continue to hold the position.

Despite the difficult year in 2015, we remain bullish on the long-term outlook for non-US equities. Demographic trends, especially in the

4

Fund Commentary (con’t.)	NVIT International Equity Fund

emerging markets and Asia, coupled with relatively attractive valuations, give us hope for better relative performance in comparison to the United States. Nearer term, we remained concerned over the disparity in economic outlooks across regions. Corporate profit growth outside the United States remains anemic at best despite massive stimulus measures. The debt markets are also showing early signs of stress. We expect that volatility will remain high into 2016. At the same time, a disciplined, balanced stock selection process should be able to identify attractive opportunities and generate a positive incremental return regardless of market conditions.

Subadviser:

Lazard Asset Management LLC

Portfolio Managers:

Taras Ivanenko, Paul Moghtader and Susanne Willumsen

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund uses both a growth style and a value style of investing, and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT International Equity Fund

Asset Allocation†

Common Stocks	99.6%
Preferred Stock	0.1%
Right††	0.0%
Other assets in excess of liabilities	0.3%
100.0%

Top Industries†††

Banks	11.9%
Pharmaceuticals	7.8%
Insurance	6.4%
Oil, Gas & Consumable Fuels	5.2%
Diversified Telecommunication Services	3.6%
Auto Components	3.1%
Electric Utilities	3.0%
Machinery	3.0%
Media	2.9%
Road & Rail	2.8%
Other Industries	50.3%
100.0%

Top Holdings†††

Roche Holding AG	3.3%
Novo Nordisk A/S, Class B	3.0%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Nissan Motor Co., Ltd.	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.9%
BT Group PLC	1.9%
Korea Electric Power Corp.	1.9%
Canadian National Railway Co.	1.9%
China Construction Bank Corp., H Shares	1.8%
Hargreaves Lansdown PLC	1.8%
Other Holdings	78.1%
100.0%

Top Countries†††

Japan	17.3%
United Kingdom	13.5%
France	7.3%
Switzerland	5.8%
Canada	5.6%
Australia	5.3%
Germany	5.2%
Hong Kong	4.4%
South Korea	3.9%
China	3.4%
Other Countries	28.3%
100.0%

Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -3.06%, outperforming the benchmark by 2.60% and underperforming the Lipper peer category median by 3.21%

•	The portfolio benefited from its stock selection as it outperformed the index in 9 out of 10 sectors for the year

•	Factor performance for the year was dominated by strong preference for stocks with favorable momentum, coupled with an aversion to higher-risk (high-beta and higher-volatility) stocks

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT International Equity Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	(3.06)%	3.48%	4.75%
Class II2,3	(3.22)%	3.22%	4.56%
MSCI ACWI ex USA	(5.66)%	1.06%	2.92%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of Class VI shares (May 1, 2008), are based on the performance of Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. The annual returns of Class VI shares have been restated to reflect the additional fees applicable to the class and therefore are lower than Class I shares. For Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class VI shares would have been lower.

[3]	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	1.15%	1.14%
Class II	1.40%	1.39%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

7

Fund Performance (con’t.)	NVIT International Equity Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT International Equity Fund versus performance of the MSCI ACWI ex USA and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Equity Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	922.00	5.47	1.13
	Hypothetical	(a)(b)	1,000.00	1,019.51	5.75	1.13
Class II Shares	Actual	(a)	1,000.00	920.90	6.68	1.38
	Hypothetical	(a)(b)	1,000.00	1,018.25	7.02	1.38

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT International Equity Fund

Common Stocks 99.6%

	Shares	Market Value

AUSTRALIA 5.3%
Airlines 0.7%
Qantas Airways Ltd.*	260,162	$771,139

Biotechnology 1.3%
CSL Ltd.	17,576	1,339,990

Capital Markets 0.5%
Magellan Financial Group Ltd.	25,021	491,793

Containers & Packaging 0.2%
Amcor Ltd.	22,967	223,130

Diversified Telecommunication Services 1.1%
Telstra Corp., Ltd.	229,470	932,496
TPG Telecom Ltd.	27,848	199,382

		1,131,878

Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd.	46,232	341,372

Metals & Mining 0.6%
Evolution Mining Ltd.	390,057	396,342
Northern Star Resources Ltd.	130,126	264,615

		660,957

Oil, Gas & Consumable Fuels 0.4%
Woodside Petroleum Ltd.	18,676	389,095

Personal Products 0.2%
Blackmores Ltd.	1,124	177,727

		5,527,081

AUSTRIA 0.6%
Banks 0.6%
Erste Group Bank AG*	18,888	591,007

BELGIUM 0.8%
Banks 0.2%
KBC Groep NV	3,460	216,341

Media 0.6%
Telenet Group Holding NV*	11,631	628,590

		844,931

BRAZIL 1.5%
Beverages 0.4%
Ambev SA	94,200	425,016

Food Products 0.5%
JBS SA	161,200	503,209

Insurance 0.6%
BB Seguridade Participacoes SA	106,600	655,565

		1,583,790

CANADA 5.6%
Auto Components 0.4%
Magna International, Inc.	10,882	441,351

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Commercial Services & Supplies 0.3%
Transcontinental, Inc., Class A	29,234	$364,659

Distributors 0.3%
Uni-Select, Inc.	7,144	353,715

Food & Staples Retailing 0.5%
Alimentation Couche-Tard, Inc., Class B	6,800	299,334
North West Co., Inc. (The)	10,778	223,318

		522,652

Multiline Retail 1.7%
Dollarama, Inc.	30,122	1,740,227

Oil, Gas & Consumable Fuels 0.5%
Imperial Oil Ltd.	14,638	476,896

Road & Rail 1.9%
Canadian National Railway Co.	34,862	1,948,816

		5,848,316

CHILE 0.2%
Electric Utilities 0.2%
Enersis SA, ADR	18,106	219,988

CHINA 3.4%
Auto Components 0.3%
Tianneng Power International Ltd.*	350,000	293,277

Banks 1.7%
China Construction Bank Corp., H Shares	2,746,000	1,873,178

Building Products 0.2%
China Lesso Group Holdings Ltd.	260,000	180,429

Construction & Engineering 0.3%
China Railway Construction Corp., Ltd., H Shares	234,000	288,000

Internet Software & Services 0.7%
Tencent Holdings Ltd.	36,300	710,754

Oil, Gas & Consumable Fuels 0.2%
CNOOC Ltd.	164,000	170,687

		3,516,325

DENMARK 3.3%
Pharmaceuticals 3.0%
Novo Nordisk A/S, Class B	53,389	3,091,127

Textiles, Apparel & Luxury Goods 0.3%
Pandora A/S	2,731	344,335

		3,435,462

EGYPT 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE, GDR REG	42,622	182,890

10

Statement of Investments (Continued)

December 31, 2015

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FAROE ISLANDS 0.2%
Food Products 0.2%
Bakkafrost P/F	6,779	$199,713

FINLAND 1.6%
Machinery 1.6%
Kone OYJ, Class B	40,552	1,717,015

FRANCE 7.3%
Aerospace & Defense 1.7%
Airbus Group SE	26,607	1,792,976

Auto Components 1.0%
Valeo SA	6,552	1,010,153

Banks 2.5%
BNP Paribas SA	20,760	1,174,545
Societe Generale SA	30,055	1,384,999

		2,559,544

Insurance 1.2%
AXA SA	46,539	1,271,612

Oil, Gas & Consumable Fuels 0.5%
TOTAL SA	12,621	565,817

Personal Products 0.4%
L’Oreal SA	2,440	410,420

		7,610,522

GERMANY 5.1%
Auto Components 0.6%
Continental AG	2,800	677,348

Chemicals 1.0%
BASF SE	13,680	1,042,116

Food Products 0.5%
Suedzucker AG	27,979	554,554

Insurance 1.2%
Muenchener Rueckversicherungs-Gesellschaft AG REG	6,392	1,273,524

Machinery 0.5%
KION Group AG	10,315	511,497

Media 1.2%
ProSiebenSat.1 Media SE	20,149	1,016,544
Stroeer SE	3,218	202,045

		1,218,589

Textiles, Apparel & Luxury Goods 0.1%
HUGO BOSS AG	1,168	96,371

		5,373,999

HONG KONG 4.4%
Electrical Equipment 0.2%
China High Speed Transmission Equipment Group Co., Ltd.*	265,000	212,109

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Independent Power and Renewable Electricity Producers 0.2%
China Resources Power Holdings Co., Ltd.	104,000	$201,210

Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd.	15,732	211,468

Pharmaceuticals 0.1%
Sino Biopharmaceutical Ltd.	162,000	146,467

Real Estate Investment Trusts (REITs) 0.7%
Link REIT	126,500	754,178

Real Estate Management & Development 2.3%
China Overseas Land & Investment Ltd.	286,000	995,669
Wharf Holdings Ltd. (The)	178,000	981,399
Wheelock & Co., Ltd.	89,000	373,461

		2,350,529

Wireless Telecommunication Services 0.7%
China Mobile Ltd.	65,500	737,275

		4,613,236

INDIA 1.1%
Information Technology Services 1.0%
Infosys Ltd., ADR	63,406	1,062,051

Pharmaceuticals 0.1%
Dr. Reddy’s Laboratories Ltd., ADR	2,100	97,209

		1,159,260

INDONESIA 0.2%
Banks 0.2%
Bank Rakyat Indonesia Persero Tbk PT	221,700	181,949

IRELAND 2.0%
Airlines 0.2%
Ryanair Holdings PLC, ADR	2,818	243,644

Life Sciences Tools & Services 0.7%
ICON PLC*	8,961	696,270

Pharmaceuticals 1.1%
Shire PLC	16,478	1,130,513

		2,070,427

ITALY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Eni SpA	38,258	568,445
Saras SpA*	130,826	252,267

		820,712

JAPAN 17.3%
Auto Components 0.6%
Sumitomo Rubber Industries Ltd.	50,700	659,271

11

Statement of Investments (Continued)

December 31, 2015

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Automobiles 2.1%
Fuji Heavy Industries Ltd.	3,100	$127,708
Nissan Motor Co., Ltd.	194,200	2,033,419

		2,161,127

Banks 4.3%
Hokkoku Bank Ltd. (The)	74,000	245,621
Hyakugo Bank Ltd. (The)	22,000	106,940
Mitsubishi UFJ Financial Group, Inc.	138,800	859,763
Nishi-Nippon City Bank Ltd. (The)	97,000	255,659
San-In Godo Bank Ltd. (The)	38,200	310,674
Shizuoka Bank Ltd. (The)	23,000	223,055
Sumitomo Mitsui Financial Group, Inc.	65,100	2,456,943

		4,458,655

Chemicals 1.2%
Mitsui Chemicals, Inc.	202,000	895,871
Sumitomo Chemical Co., Ltd.	40,000	229,724
Ube Industries Ltd.	83,000	175,397

		1,300,992

Construction & Engineering 0.1%
Hazama Ando Corp.	20,800	112,157

Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	10,900	433,799

Electric Utilities 0.2%
Chubu Electric Power Co., Inc.	15,300	209,514

Electrical Equipment 0.9%
Mitsubishi Electric Corp.	86,000	902,729

Electronic Equipment, Instruments & Components 1.6%
Murata Manufacturing Co., Ltd.	11,700	1,683,411

Health Care Providers & Services 1.0%
Medipal Holdings Corp.	52,700	898,219
Suzuken Co., Ltd.	2,800	106,406

		1,004,625

Insurance 1.7%
Sompo Japan Nipponkoa Holdings, Inc.	53,900	1,769,790

Internet Software & Services 0.1%
Kakaku.com, Inc.	7,400	145,555

Machinery 0.8%
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,700	129,844
Minebea Co., Ltd.	84,000	719,205

		849,049

Metals & Mining 0.3%
Mitsubishi Materials Corp.	89,000	280,319

Pharmaceuticals 0.1%
Kaken Pharmaceutical Co., Ltd.	1,500	102,500

Road & Rail 0.5%
West Japan Railway Co.	7,900	546,072

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Trading Companies & Distributors 0.6%
Kanamoto Co., Ltd.	12,100	$306,004
Marubeni Corp.	48,300	248,315
Nishio Rent All Co. Ltd.	4,400	120,866

		675,185

Wireless Telecommunication Services 0.8%
KDDI Corp.	31,800	825,852

		18,120,602

MALAYSIA 0.8%
Electric Utilities 0.6%
Tenaga Nasional Bhd	219,100	678,376

Health Care Equipment & Supplies 0.2%
Top Glove Corp. Bhd	60,200	190,247

		868,623

MALTA 0.2%
Hotels, Restaurants & Leisure 0.2%
Unibet Group PLC, GDR	1,833	186,902

MEXICO 0.8%
Auto Components 0.1%
Nemak SAB de CV (a)	83,500	113,129

Construction & Engineering 0.1%
Promotora y Operadora de Infraestructura SAB de CV*	12,800	150,567

Consumer Finance 0.1%
Gentera SAB de CV	78,300	151,516

Household Products 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A	198,400	464,731

		879,943

NETHERLANDS 3.4%
Diversified Financial Services 0.9%
Euronext NV (a)	18,764	962,758

Food & Staples Retailing 0.5%
Koninklijke Ahold NV	24,558	518,013

Insurance 1.4%
Aegon NV	162,809	920,759
NN Group NV	13,971	492,938

		1,413,697

Oil, Gas & Consumable Fuels 0.2%
Royal Dutch Shell PLC, Class A	9,669	218,995

Software 0.2%
AVG Technologies NV*	8,368	167,778

Trading Companies & Distributors 0.2%
AerCap Holdings NV*	5,180	223,569

		3,504,810

12

Statement of Investments (Continued)

December 31, 2015

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY 1.1%
Banks 0.3%
DNB ASA	21,658	$266,853

Oil, Gas & Consumable Fuels 0.8%
Statoil ASA	63,637	887,531

		1,154,384

POLAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
Polskie Gornictwo Naftowe i Gazownictwo SA	173,943	227,025

PORTUGAL 0.2%
Oil, Gas & Consumable Fuels 0.2%
Galp Energia SGPS SA	15,282	178,321

RUSSIA 1.0%
Banks 0.1%
Sberbank of Russia PJSC, ADR	17,724	103,976

Oil, Gas & Consumable Fuels 0.9%
Gazprom PAO, ADR	25,768	94,569
Gazprom PAO, ADR	28,044	104,274
Lukoil PJSC, ADR	14,965	486,138
Tatneft PAO, ADR	9,500	251,249

		936,230

		1,040,206

SINGAPORE 0.4%
Road & Rail 0.4%
ComfortDelGro Corp., Ltd.	177,800	380,718

SOUTH AFRICA 2.2%
Banks 0.5%
Barclays Africa Group Ltd.	16,194	150,253
Capitec Bank Holdings Ltd.	4,881	169,741
Nedbank Group Ltd.	7,267	88,773
Standard Bank Group Ltd.	18,500	135,609

		544,376

Diversified Financial Services 0.1%
FirstRand Ltd.	43,079	117,733

Food & Staples Retailing 0.1%
Clicks Group Ltd.	20,004	115,165

Food Products 0.6%
Astral Foods Ltd.	12,296	92,230
AVI Ltd.	95,147	475,406

		567,636

Oil, Gas & Consumable Fuels 0.5%
Sasol Ltd.	20,364	549,783

Paper & Forest Products 0.4%
Mondi PLC	21,634	424,042

		2,318,735

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 3.9%
Biotechnology 0.3%
Medy-Tox, Inc.	748	$323,224

Chemicals 0.2%
Hyosung Corp.*	2,012	198,994

Electric Utilities 1.9%
Korea Electric Power Corp.*	46,094	1,952,875

Personal Products 0.3%
AMOREPACIFIC Group*	2,720	339,811

Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics Co., Ltd.	946	1,008,987

Tobacco 0.2%
KT&G Corp.*	2,303	204,656

		4,028,547

SPAIN 0.8%
Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA	43,135	315,178
Banco Santander SA	53,963	265,464
CaixaBank SA	64,880	225,822

		806,464

SWEDEN 0.7%
Metals & Mining 0.7%
Boliden AB	40,537	679,165

SWITZERLAND 5.8%
Biotechnology 0.6%
Actelion Ltd. REG*	4,687	651,229

Capital Markets 0.5%
UBS Group AG REG	27,124	526,191

Food Products 1.0%
Chocoladefabriken Lindt & Spruengli AG	56	349,704
Nestle SA REG	9,416	698,999

		1,048,703

Insurance 0.3%
Swiss Life Holding AG REG*	1,261	339,650

Pharmaceuticals 3.4%
Roche Holding AG	12,520	3,469,397

		6,035,170

TAIWAN 3.0%
Electronic Equipment, Instruments & Components 0.7%
Largan Precision Co., Ltd.	11,000	752,673

Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	470,000	2,027,694

13

Statement of Investments (Continued)

December 31, 2015

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Textiles, Apparel & Luxury Goods 0.3%
Feng TAY Enterprise Co., Ltd.	59,740	$303,808

		3,084,175

THAILAND 0.6%
Construction Materials 0.6%
Siam Cement PCL (The) REG	16,200	206,141
Tipco Asphalt PCL REG	363,800	406,210

		612,351

TURKEY 0.3%
Banks 0.1%
Turkiye Garanti Bankasi AS	61,767	150,475

Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	92,987	173,907

		324,382

UNITED KINGDOM 13.3%
Airlines 0.3%
easyJet PLC	4,960	127,209
International Consolidated Airlines Group SA	24,195	217,539

		344,748

Banks 0.3%
Barclays PLC	106,359	342,345

Capital Markets 1.7%
Hargreaves Lansdown PLC	82,135	1,823,448

Commercial Services & Supplies 0.6%
Rentokil Initial PLC	251,047	589,017

Diversified Telecommunication Services 1.8%
BT Group PLC	289,899	2,012,937

Electric Utilities 0.1%
SSE PLC	4,684	105,173

Food & Staples Retailing 0.3%
J Sainsbury PLC	84,718	322,623

Hotels, Restaurants & Leisure 1.6%
Compass Group PLC	93,566	1,621,333

Household Durables 1.6%
Bellway PLC	33,158	1,386,449
Taylor Wimpey PLC	87,479	261,507

		1,647,956

Information Technology Services 0.2%
Paysafe Group PLC*	40,521	220,492

Internet Software & Services 0.6%
Auto Trader Group PLC* (a)	79,504	518,355
Moneysupermarket.com Group PLC	27,863	150,727

		669,082

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Media 1.2%
ITV PLC	301,987	$1,229,495

Multiline Retail 0.6%
Next PLC	5,658	607,504

Multi-Utilities 0.5%
Centrica PLC	152,573	489,908

Personal Products 0.3%
Unilever NV, CVA	6,621	288,570

Software 0.2%
Micro Focus International PLC	7,713	181,133

Thrifts & Mortgage Finance 0.1%
OneSavings Bank PLC	28,433	148,887

Tobacco 1.3%
British American Tobacco PLC	24,655	1,369,192

		14,013,843

Total Common Stocks (cost $104,891,875)		103,940,989

Preferred Stock 0.1%
BRAZIL 0.1%
Banks 0.1%
Banco Bradesco SA — Preference Shares	31,340	152,729

Total Preferred Stock (cost $381,413)		152,729

Right 0.0%†

	Number of Rights

BRAZIL 0.0%†
Banks 0.0%†
Banco Bradesco SA, expiring 02/05/16* (b)	1,026	537

Total Right (cost $–)		537

Total Investments (cost $105,273,288) (c) — 99.7%		104,094,255
Other assets in excess of liabilities — 0.3%		273,916

NET ASSETS — 100.0%		$104,368,171

14

Statement of Investments (Continued)

December 31, 2015

NVIT International Equity Fund (Continued)

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $1,594,242 which represents 1.53% of net assets.

(b)	Fair valued security.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

AS	Stock Corporation

ASA	Stock Corporation

Bhd	Public Limited Company

CVA	Dutch Certificate

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PAO	Public Stock Company

PCL	Public Company Limited

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

December 31, 2015

NVIT International Equity Fund
Assets:
Investments, at value (cost $105,273,288)	$104,094,255
Cash	140,465
Foreign currencies, at value (cost $3)	3
Dividends receivable	145,804
Receivable for capital shares issued	27,209
Reclaims receivable	140,812
Prepaid expenses	198

Total Assets	104,548,746

Liabilities:
Payable for capital shares redeemed	5,159
Accrued expenses and other payables:
Investment advisory fees	70,556
Fund administration fees	8,548
Distribution fees	8,824
Administrative servicing fees	15,246
Accounting and transfer agent fees	2,411
Deferred capital gain country tax	22,252
Custodian fees	603
Compliance program costs (Note 3)	117
Professional fees	32,283
Printing fees	6,786
Other	7,790

Total Liabilities	180,575

Net Assets	$104,368,171

Represented by:
Capital	$107,563,912
Accumulated undistributed net investment income	1,472,027
Accumulated net realized losses from investments and foreign currency transactions	(3,453,438)
Net unrealized appreciation/(depreciation) from investments†	(1,201,285)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(13,045)

Net Assets	$104,368,171

Net Assets:
Class I Shares	$63,037,658
Class II Shares	41,330,513

Total	$104,368,171

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,609,705
Class II Shares	4,366,503

Total	10,976,208

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.54
Class II Shares	$9.47

†	Net of $22,252 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Year Ended December 31, 2015

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$3,384,441
Income from securities lending (Note 2)	28,685
Interest income	1,180
Other income	11
Foreign tax withholding	(304,526)

Total Income	3,109,791

EXPENSES:
Investment advisory fees	894,797
Fund administration fees	102,083
Distribution fees Class II Shares	107,128
Administrative servicing fees Class I Shares	103,497
Administrative servicing fees Class II Shares	65,179
Professional fees	55,315
Printing fees	23,299
Trustee fees	3,116
Custodian fees	6,998
Accounting and transfer agent fees	14,723
Compliance program costs (Note 3)	473
Other	6,029

Total expenses before fees waived	1,382,637

Investment advisory fees waived (Note 3)	(18,225)

Net Expenses	1,364,412

NET INVESTMENT INCOME	1,745,379

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(2,944,722)
Net realized losses from foreign currency transactions (Note 2)	(18,811)

Net realized losses from investments and foreign currency transactions	(2,963,533)

Net change in unrealized appreciation/(depreciation) from investments††	(2,397,617)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,315)

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(2,398,932)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(5,362,465)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,617,086)

†	Net of capital gain country taxes of $21,057.

††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $5,422.

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$1,745,379	$1,790,372
Net realized gains/(losses) from investments and foreign currency transactions	(2,963,533)	8,696,934
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(2,398,932)	(11,357,065)

Change in net assets resulting from operations	(3,617,086)	(869,759)

Distributions to Shareholders From:
Net investment income:
Class I	(342,454)	(1,665,616)
Class II (a)	(121,623)	(1,285,570)
Class III (b)	–	(1,112,761)
Net realized gains:
Class I	(2,532,293)	–
Class II (a)	(1,613,657)	–
Class III (b)	–	–

Change in net assets from shareholder distributions	(4,610,027)	(4,063,947)

Change in net assets from capital transactions	5,852,534	6,032,010

Change in net assets	(2,374,579)	1,098,304

Net Assets:
Beginning of year	106,742,750	105,644,446

End of year	$104,368,171	$106,742,750

Accumulated undistributed (distributions in excess of) net investment income at end of year	$1,472,027	$(240,055)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,991,792	$8,643,009
Proceeds from shares issued from class conversion	–	53,476,136
Dividends reinvested	2,874,747	1,665,616
Cost of shares redeemed	(12,330,671)	(13,023,698)

Total Class I Shares	535,868	50,761,063

Class II Shares (a)
Proceeds from shares issued	8,507,631	11,844,971
Dividends reinvested	1,735,280	1,285,570
Cost of shares redeemed	(4,926,245)	(3,313,638)

Total Class II Shares	5,316,666	9,816,903

Class III Shares (b)
Proceeds from shares issued	–	601,457
Dividends reinvested	–	1,112,761
Cost of shares redeemed in class conversion	–	(53,476,136)
Cost of shares redeemed	–	(2,784,038)

Total Class III Shares	–	(54,545,956)

Change in net assets from capital transactions	$5,852,534	$6,032,010

(a)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
(b)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

18

Statements of Changes in Net Assets (Continued)

	NVIT International Equity Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	932,420	807,041
Issued in class conversion	–	4,985,794
Reinvested	303,794	152,092
Redeemed	(1,183,213)	(1,221,835)

Total Class I Shares	53,001	4,723,092

Class II Shares (a)
Issued	821,098	1,104,281
Reinvested	185,054	118,960
Redeemed	(478,552)	(308,444)

Total Class II Shares	527,600	914,797

Class III Shares (b)
Issued	–	55,461
Reinvested	–	103,609
Redeemed in class conversion	–	(4,978,275)
Redeemed	–	(259,483)

Total Class III Shares	–	(5,078,688)

Total change in shares	580,601	559,201

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
(b)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated.

NVIT International Equity Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$10.30	0.17	(0.49)	(0.32)	(0.05)	(0.39)	(0.44)	–	$9.54	(3.06%	)	$63,037,658	1.12%	1.66%	1.14%	100.97%
Year Ended December 31, 2014 (c)	$10.75	0.19	(0.22)	(0.03)	(0.42)	–	(0.42)	–	$10.30	(0.45%	)	$67,502,706	1.13%	1.80%	1.15%	90.25%
Year Ended December 31, 2013 (c)	$9.17	0.17	1.46	1.63	(0.05)	–	(0.05)	–	$10.75	17.83%		$19,708,439	1.14%	1.68%	1.15%	118.28%
Year Ended December 31, 2012 (c)	$8.00	0.10	1.15	1.25	(0.08)	–	(0.08)	–	$9.17	15.61%		$17,410,499	1.17%	1.14%	1.17%	25.05%
Year Ended December 31, 2011 (c)	$8.97	0.09	(0.95)	(0.86)	(0.11)	–	(0.11)	–	$8.00	(9.76%	)	$16,018,649	1.18%	1.01%	1.18%	113.73%	(d)

Class II Shares (e)
Year Ended December 31, 2015 (c)	$10.22	0.14	(0.47)	(0.33)	(0.03)	(0.39)	(0.42)	–	$9.47	(3.22%	)	$41,330,513	1.38%	1.40%	1.39%	100.97%
Year Ended December 31, 2014 (c)	$10.69	0.16	(0.22)	(0.06)	(0.41)	–	(0.41)	–	$10.22	(0.72%	)	$39,240,044	1.39%	1.47%	1.40%	90.25%
Year Ended December 31, 2013 (c)	$9.14	0.14	1.46	1.60	(0.05)	–	(0.05)	–	$10.69	17.56%		$31,266,115	1.39%	1.42%	1.40%	118.28%
Year Ended December 31, 2012 (c)	$7.98	0.08	1.13	1.21	(0.05)	–	(0.05)	–	$9.14	15.23%		$26,193,375	1.42%	0.89%	1.42%	25.05%
Year Ended December 31, 2011 (c)	$8.95	0.09	(0.96)	(0.87)	(0.10)	–	(0.10)	–	$7.98	(10.00%	)	$25,947,338	1.43%	0.99%	1.43%	113.73%	(d)

Amounts designated as "–" are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Excludes merger activity.
(e)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT International Equity Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,792,976	$—	$1,792,976
Airlines	243,644	1,115,887	—	1,359,531
Auto Components	554,480	2,640,049	—	3,194,529
Automobiles	—	2,161,127	—	2,161,127
Banks	—	12,278,053	—	12,278,053
Beverages	425,016	—	—	425,016
Biotechnology	—	2,314,443	—	2,314,443
Building Products	—	180,429	—	180,429
Capital Markets	—	2,841,432	—	2,841,432
Chemicals	—	2,542,102	—	2,542,102
Commercial Services & Supplies	364,659	589,017	—	953,676
Construction & Engineering	150,567	400,157	—	550,724
Construction Materials	406,210	206,141	—	612,351
Consumer Finance	151,516	—	—	151,516
Containers & Packaging	—	223,130	—	223,130
Distributors	353,715	—	—	353,715
Diversified Financial Services	—	1,080,491	—	1,080,491
Diversified Telecommunication Services	—	3,752,521	—	3,752,521
Electric Utilities	219,988	2,945,938	—	3,165,926
Electrical Equipment	—	1,114,838	—	1,114,838
Electronic Equipment, Instruments & Components	—	2,436,084	—	2,436,084
Food & Staples Retailing	522,652	955,801	—	1,478,453
Food Products	595,439	2,278,376	—	2,873,815
Health Care Equipment & Supplies	—	190,247	—	190,247
Health Care Providers & Services	—	1,004,625	—	1,004,625
Hotels, Restaurants & Leisure	—	2,149,607	—	2,149,607
Household Durables	—	1,647,956	—	1,647,956
Household Products	464,731	—	—	464,731
Independent Power and Renewable Electricity Producers	—	201,210	—	201,210
Industrial Conglomerates	—	211,468	—	211,468
Information Technology Services	1,062,051	220,492	—	1,282,543
Insurance	655,565	6,068,273	—	6,723,838
Internet Software & Services	—	1,525,391	—	1,525,391
Life Sciences Tools & Services	696,270	—	—	696,270
Machinery	—	3,077,561	—	3,077,561
Media	—	3,076,674	—	3,076,674
Metals & Mining	—	1,620,441	—	1,620,441
Multiline Retail	1,740,227	607,504	—	2,347,731
Multi-Utilities	—	489,908	—	489,908
Oil, Gas & Consumable Fuels	1,057,603	4,363,489	—	5,421,092
Paper & Forest Products	—	424,042	—	424,042
Personal Products	288,570	927,958	—	1,216,528
Pharmaceuticals	97,209	7,940,004	—	8,037,213
Real Estate Investment Trusts (REITs)	—	754,178	—	754,178
Real Estate Management & Development	—	2,350,529	—	2,350,529
Road & Rail	1,948,816	926,790	—	2,875,606
Semiconductors & Semiconductor Equipment	—	2,027,694	—	2,027,694
Software	167,778	181,133	—	348,911

23

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$—	$1,008,987	$—	$1,008,987
Textiles, Apparel & Luxury Goods	—	744,514	—	744,514
Thrifts & Mortgage Finance	—	148,887	—	148,887
Tobacco	—	1,573,848	—	1,573,848
Trading Companies & Distributors	223,569	675,185	—	898,754
Wireless Telecommunication Services	—	1,563,127	—	1,563,127
Total Common Stocks	$12,390,275	$91,550,714	$—	$103,940,989
Preferred Stock	152,729	—	—	152,729
Right	—	537	—	537
Total	$12,543,004	$91,551,251	$—	$104,094,255

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the year ended December 31, 2015, there were two transfers of international common stock investments from Level 1 to Level 2. The market value at the time of the transfer and at December 31, 2015, was $348,959 and $935,311, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At December 31, 2015, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)	During the year ended December 31, 2015, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at December 31, 2015, was $1,687,577 and $288,570, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At December 31, 2015, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

24

Notes to Financial Statements (Continued)

December 31, 2015

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Fund did not have any portfolio securities on loan.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the Fund did not hold any repurchase agreements.

25

Notes to Financial Statements (Continued)

December 31, 2015

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, distribution redesignation, and realized Thai capital gains tax. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments and foreign currency transactions
$(1)	$430,780	$(430,779)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal

26

Notes to Financial Statements (Continued)

December 31, 2015

Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Lazard Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to 2 billion	0.75%
$2 billion and more	0.70%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.01% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $13,074, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $5,151, for which NFA shall not be entitled to later seek recoupment.

27

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.80%, and after contractual and voluntary fee waivers was 0.79% and 0.80%, respectively.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $102,083 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $473.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $168,676.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in

28

Notes to Financial Statements (Continued)

December 31, 2015

Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,366.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $113,923,300 and sales of $111,210,815 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

29

Notes to Financial Statements (Continued)

December 31, 2015

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $0 of brokerage commissions.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$464,461	$4,145,566	$4,610,027	$—	$4,610,027

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,945,378	$118,569	$4,063,947	$—	$4,063,947

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,473,303	$—	$1,473,303	$(3,389,145)	$(1,279,899)	$(3,195,741)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

30

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$105,338,857	$8,105,864	$(9,350,466)	$(1,244,602)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$3,389,145	Unlimited

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT International Equity Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

32

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund designates $4,145,566, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $2,688,002 or $0.2449 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $256,998 or $0.0234 per outstanding share.

33

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

34

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

35

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

36

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

37

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

38

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

39

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

40

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

41

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

42

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Annual Report

December 31, 2015

Templeton NVIT International Value Fund

AR-IV 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Templeton NVIT International Value Fund

For the annual period ended December 31, 2015, the Templeton NVIT International Value Fund (Class I) registered -3.90% versus -5.66% for its benchmark, the MSCI ACWI ex USA. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Large-Cap Value Funds (consisting of 26 funds as of December 31, 2015) was -3.87% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

In a tumultuous year, international stocks initially appreciated before succumbing in the third quarter to fears about U.S. Federal Reserve tightening, China economic and currency worries, emerging market instability and commodities weakness. International stocks staged a patchy and partial recovery throughout the final months of 2015, but ultimately ended the year lower, with a narrow group of high growth, high-quality, low beta issues outperforming value-priced and economically cyclical stocks.

In this difficult environment, the Fund performed better than its benchmark, supported by stock selection. Materials holdings delivered strong relative returns, helped by an underweighting in metals and mining and stock selection in the construction materials industry. For example, Irish building materials firm CRH plc and German cement-maker HeidelbergCement AG performed well as they benefited from industry consolidation and restructuring as well as improving end-market demand.

Stock selection in financials also contributed. Swiss Re AG, the world’s second-largest reinsurer, was a solid performer, rallying to the highest levels in more than a decade due to benign natural weather events and successful operational and financial management. The financials sector more broadly represented compelling value, in our analysis, particularly in Europe. We believe falling provisions, easing regulatory pressures and eventual turns in the business and interest rate cycles should support book value and earnings recoveries in the restructured sector.

An overweighting in health care and stock selection in consumer discretionary also contributed on a relative basis. A detractive overweighting in energy was offset by our stock selection. Although the timing for a recovery in the broader energy sector remains uncertain, at year-end oil traded near the cash cost of production, a very depressed level realized only a few times in the past 25 years. In our opinion, these types of prices should continue to accelerate the supply adjustment, ultimately restoring balance at a level that encourages continued investment in the production necessary to meet global demand over the long term.

Major detractors included an underweighted position in the defensive consumer staples sector. Despite the sector’s stable earnings and strong balance sheet profile, we found few opportunities among richly valued companies in a competitive industry selling commoditized products at single-digit profit margins. The few bargains we identified in consumer staples were mostly in special situations or restructuring. U.K. retailer Tesco PLC, a significant detractor in 2015, is one such example. With investor sentiment at an all-time low, a valuation we considered depressed, and progress evident under new management’s reorganization plan, Tesco appeared to us to be positioned for a long-term recovery. Stock selection in telecommunication services also hurt performance, pressured by Spanish mobile company Telefónica, S.A., which faced headwinds in its Latin American operations.

From a regional standpoint, stock selection and an overweighting in Europe contributed to relative performance, while the Fund’s underweighting and stock selection in Japan, the world’s best-performing developed market in 2015, led to underperformance of our Asian allocation.

The U.S. dollar appreciated against most foreign currencies during the period, and the Fund benefited from underweighted positions in markets with especially weak currencies, such as Canada and Brazil.

4

Fund Commentary (con’t.)	Templeton NVIT International Value Fund

Subadviser:

Templeton Investment Counsel, LLC

Portfolio Managers:

Antonio T. Docal, CFA; Peter Nori, CFA; and Cindy L. Sweeting, CFA

The Fund is subject to the risks of investing in equity securities (including small companies and preferred stock). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as convertible securities (which change in value as the market value of the underlying stock fluctuates). The Fund may concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	Templeton NVIT International Value Fund

Asset Allocation†

Common Stocks	96.9%
Right††	0.0%
Other assets in excess of liabilities	3.1%
100.0%

Top Holdings†††

Roche Holding AG	2.4%
Samsung Electronics Co., Ltd., GDR	2.4%
ING Groep NV, CVA	2.1%
CRH PLC	2.1%
Teva Pharmaceutical Industries Ltd., ADR	2.1%
BNP Paribas SA	1.9%
Bayer AG	1.9%
Cie Generale des Etablissements Michelin	1.8%
BP PLC	1.8%
Nissan Motor Co., Ltd.	1.8%
Other Holdings	79.7%
100.0%

Top Industries†††

Banks	14.5%
Pharmaceuticals	12.8%
Oil, Gas & Consumable Fuels	8.7%
Insurance	8.3%
Diversified Telecommunication Services	4.8%
Automobiles	3.6%
Auto Components	3.3%
Wireless Telecommunication Services	3.2%
Construction Materials	3.2%
Industrial Conglomerates	3.2%
Other Industries	34.4%
100.0%

Top Countries†††

United Kingdom	21.0%
Germany	11.8%
France	10.3%
Netherlands	7.8%
Japan	7.7%
Switzerland	7.4%
Hong Kong	6.0%
South Korea	5.2%
China	4.3%
Singapore	3.1%
Other Countries	15.4%
100.0%

Objective

The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -3.90%, outperforming the benchmark by 1.76% and underperforming the Lipper peer category median by 0.03%

•	Materials holdings delivered strong relative returns, helped by an underweighting in metals and mining and stock selection in the construction materials industry

•	Major detractors included an underweighted position in the defensive consumer staples sector

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	Templeton NVIT International Value Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I3	(3.90)%	2.11%	7.83%
MSCI ACWI ex USA	(5.66)%	1.06%	9.15%
CPI	0.73%	1.53%	1.58%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
[2]	Since inception date of March 24, 2009
[3]	Effective April 30, 2014, Class III Shares were renamed Class I Shares.

Expense Ratios

Expense Ratio^
Class I	1.00%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

7

Fund Performance (con’t.)	Templeton NVIT International Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Templeton NVIT International Value Fund since inception through 12/31/15 versus performance of the MSCI ACWI ex USA and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Templeton NVIT International Value Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	902.90	4.99	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.96	5.30	1.04

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

Templeton NVIT International Value Fund

Common Stocks 96.9%

	Shares	Market Value

BRAZIL 0.4%
Aerospace & Defense 0.4%
Embraer SA, ADR	31,860	$941,144

CANADA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Suncor Energy, Inc.	70,313	1,815,119

CHINA 4.2%
Diversified Telecommunication Services 1.1%
China Telecom Corp., Ltd., H Shares	5,212,000	2,431,226

Health Care Providers & Services 0.9%
Sinopharm Group Co., Ltd., H Shares	468,800	1,871,555

Insurance 0.9%
China Life Insurance Co., Ltd., H Shares	613,000	1,967,852

Machinery 1.3%
CSR Corp., Ltd., H Shares	1,278,960	1,571,154
Weichai Power Co., Ltd., H Shares	1,074,000	1,182,753

		2,753,907

		9,024,540

FRANCE 10.0%
Auto Components 1.8%
Cie Generale des Etablissements Michelin	40,290	3,834,906

Banks 1.8%
BNP Paribas SA	70,520	3,989,834

Building Products 1.0%
Cie de Saint-Gobain	49,200	2,132,096

Energy Equipment & Services 0.8%
Technip SA	35,496	1,765,226

Insurance 1.6%
AXA SA	127,764	3,490,969

Oil, Gas & Consumable Fuels 1.4%
TOTAL SA	65,340	2,929,283

Pharmaceuticals 1.6%
Sanofi	40,320	3,436,142

		21,578,456

GERMANY 11.4%
Air Freight & Logistics 0.4%
Deutsche Post AG REG	30,760	859,982

Airlines 0.7%
Deutsche Lufthansa AG REG *	93,970	1,480,128

Chemicals 0.6%
LANXESS AG	26,450	1,217,156

Construction Materials 1.0%
HeidelbergCement AG	28,610	2,331,645

Diversified Financial Services 0.7%
Deutsche Boerse AG	16,590	1,458,281

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Food & Staples Retailing 1.1%
METRO AG	71,580	$2,280,348

Industrial Conglomerates 0.9%
Siemens AG REG	19,160	1,853,651

Insurance 1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	10,950	2,181,647

Pharmaceuticals 3.1%
Bayer AG REG	31,437	3,926,178
Merck KGaA	30,760	2,978,210

		6,904,388

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	146,220	2,131,700

Software 0.9%
SAP SE	24,650	1,956,056

		24,654,982

HONG KONG 5.8%
Household Durables 0.8%
Haier Electronics Group Co., Ltd.	855,100	1,726,029

Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd.	223,012	2,997,711

Insurance 0.6%
AIA Group Ltd.	232,600	1,389,804

Oil, Gas & Consumable Fuels 0.3%
Kunlun Energy Co., Ltd.	764,000	678,363

Real Estate Management & Development 1.1%
Cheung Kong Property Holdings Ltd.	223,012	1,442,662
Swire Pacific Ltd., Class A	92,500	1,033,236

		2,475,898

Semiconductors & Semiconductor Equipment 0.5%
GCL-Poly Energy Holdings Ltd.	7,810,000	1,161,218

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	182,000	2,048,611

		12,477,634

IRELAND 2.5%
Construction Materials 2.0%
CRH PLC	150,817	4,366,411

Pharmaceuticals 0.5%
Perrigo Co. PLC	7,370	1,066,439

		5,432,850

ISRAEL 2.0%
Pharmaceuticals 2.0%
Teva Pharmaceutical Industries Ltd., ADR	65,447	4,295,941

10

Statement of Investments (Continued)

December 31, 2015

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY 2.8%
Banks 1.9%
Intesa Sanpaolo SpA	449,056	$1,491,315
UniCredit SpA	443,782	2,453,534

		3,944,849

Oil, Gas & Consumable Fuels 0.9%
Eni SpA	133,715	1,986,764

		5,931,613

JAPAN 7.4%
Auto Components 0.5%
Sumitomo Rubber Industries Ltd.	81,700	1,062,376

Automobiles 3.0%
Nissan Motor Co., Ltd.	356,100	3,728,630
Toyota Motor Corp.	46,000	2,832,635

		6,561,265

Beverages 1.9%
Kirin Holdings Co., Ltd.	83,700	1,136,407
Suntory Beverage & Food Ltd.	65,400	2,862,960

		3,999,367

Industrial Conglomerates 0.5%
Toshiba Corp.	569,000	1,169,423

Technology Hardware, Storage & Peripherals 0.7%
Konica Minolta, Inc.	152,200	1,524,311

Wireless Telecommunication Services 0.8%
SoftBank Group Corp.	34,200	1,726,088

		16,042,830

NETHERLANDS 7.5%
Banks 2.0%
ING Groep NV, CVA	330,546	4,472,301

Chemicals 1.5%
Akzo Nobel NV	49,790	3,326,902

Energy Equipment & Services 0.8%
SBM Offshore NV *	131,455	1,660,636

Industrial Conglomerates 0.3%
Koninklijke Philips NV	25,350	647,040

Insurance 1.0%
NN Group NV	58,140	2,051,348

Life Sciences Tools & Services 0.7%
QIAGEN NV *	58,490	1,585,324

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B, ADR	54,858	2,525,662

		16,269,213

NORWAY 2.0%
Diversified Telecommunication Services 1.3%
Telenor ASA	165,530	2,759,148

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Oil, Gas & Consumable Fuels 0.7%
Statoil ASA	104,790	$1,461,483

		4,220,631

RUSSIA 0.6%
Metals & Mining 0.5%
MMC Norilsk Nickel PJSC, ADR	72,673	922,584

Wireless Telecommunication Services 0.1%
Mobile TeleSystems PJSC, ADR	49,610	306,590

		1,229,174

SINGAPORE 3.0%
Banks 1.8%
DBS Group Holdings Ltd.	212,361	2,488,766
United Overseas Bank Ltd.	94,600	1,304,233

		3,792,999

Diversified Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	1,027,000	2,647,878

		6,440,877

SOUTH KOREA 5.1%
Auto Components 1.0%
Hyundai Mobis Co., Ltd. *	10,436	2,183,520

Automobiles 0.4%
Hyundai Motor Co.	7,442	938,613

Banks 1.1%
Hana Financial Group, Inc.	36,003	719,445
KB Financial Group, Inc., ADR	61,326	1,709,155

		2,428,600

Metals & Mining 0.2%
POSCO	2,733	382,842

Technology Hardware, Storage & Peripherals 2.4%
Samsung Electronics Co., Ltd., GDR	9,400	4,983,740

		10,917,315

SPAIN 1.3%
Diversified Telecommunication Services 0.9%
Telefonica SA	183,937	2,040,583

Oil, Gas & Consumable Fuels 0.4%
Repsol SA	71,274	784,675

		2,825,258

SWEDEN 0.9%
Health Care Equipment & Supplies 0.9%
Getinge AB, Class B	74,462	1,950,551

SWITZERLAND 7.1%
Capital Markets 1.4%
Credit Suisse Group AG REG *	142,782	3,075,805

11

Statement of Investments (Continued)

December 31, 2015

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Insurance 1.7%
Swiss Re AG	37,790	$3,690,810

Metals & Mining 0.6%
Glencore PLC *	915,340	1,212,943

Pharmaceuticals 3.4%
Novartis AG REG	27,040	2,325,961
Roche Holding AG	18,310	5,073,855

		7,399,816

		15,379,374

TAIWAN 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	393,214	1,696,420

THAILAND 0.8%
Banks 0.8%
Bangkok Bank PCL, NVDR	367,300	1,549,614
Bangkok Bank PCL REG	49,200	207,423

		1,757,037

UNITED KINGDOM 20.5%
Aerospace & Defense 1.6%
BAE Systems PLC	458,150	3,373,137

Airlines 0.7%
International Consolidated Airlines Group SA	176,190	1,584,136

Banks 4.6%
Barclays PLC	700,930	2,256,132
HSBC Holdings PLC	369,092	2,918,266
Lloyds Banking Group PLC	2,771,400	2,982,013
Standard Chartered PLC	205,500	1,705,065

		9,861,476

Commercial Services & Supplies 0.3%
Serco Group PLC *	447,536	622,770

Construction & Engineering 0.6%
Carillion PLC	268,850	1,200,742

Containers & Packaging 1.0%
Rexam PLC	242,884	2,166,404

Energy Equipment & Services 0.9%
Petrofac Ltd.	174,010	2,041,084

Food & Staples Retailing 0.8%
Tesco PLC *	782,510	1,719,390

Insurance 1.2%
Aviva PLC	341,540	2,592,451

Media 1.0%
Sky PLC	131,940	2,162,860

Multiline Retail 0.9%
Marks & Spencer Group PLC	295,550	1,967,830

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels 2.7%
BG Group PLC	143,330	$2,077,689
BP PLC	724,298	3,763,948

		5,841,637

Pharmaceuticals 1.7%
GlaxoSmithKline PLC	176,940	3,573,452

Specialty Retail 1.2%
Kingfisher PLC	517,030	2,504,227

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	848,730	2,752,233

		43,963,829

Total Common Stocks (cost $190,615,285)		208,844,788

Right 0.0%†

	Number of Rights

Semiconductors & Semiconductor Equipment 0.0%†
HONG KONG 0.0%†
GCL-Poly Energy Holdings Ltd., expiring 01/20/16* (a)	1,562,000	6,511

Total Right (cost $—)		6,511

Total Investments (cost $190,615,285) (b) — 96.9%		208,851,299
Other assets in excess of liabilities — 3.1%		6,723,679

NET ASSETS — 100.0%		$215,574,978

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

12

Statement of Investments (Continued)

December 31, 2015

Templeton NVIT International Value Fund (Continued)

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2015

Templeton NVIT International Value Fund
Assets:
Investments, at value (cost $190,615,285)	$208,851,299
Cash	6,200,191
Foreign currencies, at value (cost $29,029)	28,749
Dividends receivable	401,780
Security lending income receivable	5,183
Receivable for capital shares issued	17,313
Reclaims receivable	299,800
Prepaid expenses	421

Total Assets	215,804,736

Liabilities:
Payable for capital shares redeemed	977
Accrued expenses and other payables:
Investment advisory fees	138,715
Fund administration fees	10,428
Administrative servicing fees	27,847
Accounting and transfer agent fees	1,489
Deferred capital gain country tax	589
Custodian fees	1,195
Compliance program costs (Note 3)	241
Professional fees	22,954
Printing fees	13,136
Other	12,187

Total Liabilities	229,758

Net Assets	$215,574,978

Represented by:
Capital	$193,820,946
Accumulated undistributed net investment income	491,160
Accumulated net realized gains from investments and foreign currency transactions	3,062,783
Net unrealized appreciation/(depreciation) from investments†	18,235,425
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(35,336)

Net Assets	$215,574,978

Net Assets:
Class I Shares	$215,574,978

Total	$215,574,978

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	19,817,272

Total	19,817,272

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.88

†	Net of $589 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Year Ended December 31, 2015

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$6,935,182
Income from securities lending (Note 2)	124,392
Interest income	9,036
Foreign tax withholding	(503,767)

Total Income	6,564,843

EXPENSES:
Investment advisory fees	1,751,368
Fund administration fees	126,171
Administrative servicing fees Class I Shares	352,675
Professional fees	83,223
Printing fees	33,889
Trustee fees	6,498
Custodian fees	9,431
Accounting and transfer agent fees	8,910
Compliance program costs (Note 3)	970
Other	8,364

Total Expenses	2,381,499

NET INVESTMENT INCOME	4,183,344

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,140,294
Net realized losses from foreign currency transactions (Note 2)	(54,512)

Net realized gains from investments and foreign currency transactions	3,085,782

Net change in unrealized appreciation/(depreciation) from investments ††	(14,494,705)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8,092)

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(14,502,797)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(11,417,015)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,233,671)

††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $6,351.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$4,183,344	$8,532,046
Net realized gains from investments and foreign currency transactions	3,085,782	10,649,691
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(14,502,797)	(39,427,715)

Change in net assets resulting from operations	(7,233,671)	(20,245,978)

Distributions to Shareholders From:
Net investment income:
Class I (a)	(4,273,234)	(9,017,888)
Net realized gains:
Class I (a)	(10,256,544)	(9,439,301)

Change in net assets from shareholder distributions	(14,529,778)	(18,457,189)

Change in net assets from capital transactions	10,481,330	2,494,168

Change in net assets	(11,282,119)	(36,208,999)

Net Assets:
Beginning of year	226,857,097	263,066,096

End of year	$215,574,978	$226,857,097

Accumulated undistributed net investment income at end of year	$491,160	$634,434

CAPITAL TRANSACTIONS:
Class I Shares (a)
Proceeds from shares issued	$26,192,759	$17,769,429
Dividends reinvested	14,529,778	18,457,189
Cost of shares redeemed	(30,241,207)	(33,732,450)

Total Class I Shares	10,481,330	2,494,168

Change in net assets from capital transactions	$10,481,330	$2,494,168

SHARE TRANSACTIONS:
Class I Shares (a)
Issued	2,227,457	1,320,958
Reinvested	1,297,892	1,403,355
Redeemed	(2,414,775)	(2,450,189)

Total Class I Shares	1,110,574	274,124

Total change in shares	1,110,574	274,124

(a)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover
Class I Shares (a)
Year Ended December 31, 2015 (b)	$12.13	0.22		(0.68)	(0.46)	(0.22)	(0.57)	(0.79)	–	$10.88	(3.90%	)	$215,574,978	1.02%	1.79%		1.02%	12.38%
Year Ended December 31, 2014 (b)	$14.27	0.47	(c)	(1.57)	(1.10)	(0.50)	(0.54)	(1.04)	–	$12.13	(8.15%	)	$226,857,097	1.00%	3.40%	(c)	1.00%	18.74%
Year Ended December 31, 2013 (b)	$12.21	0.26		2.17	2.43	(0.25)	(0.12)	(0.37)	–	$14.27	20.09%		$263,066,096	1.00%	1.98%		1.00%	15.31%
Year Ended December 31, 2012 (b)	$10.63	0.29		1.77	2.06	(0.29)	(0.19)	(0.48)	–	$12.21	19.56%		$251,979,290	1.00%	2.55%		1.00%	10.82%
Year Ended December 31, 2011 (b)	$12.50	0.34		(1.86)	(1.52)	(0.34)	(0.01)	(0.35)	–	$10.63	(12.43%	)	$228,733,581	0.99%	2.77%		0.99%	5.40%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.
(b)	Per share calculations were performed using average shares method.
(c)	During the year ended December 31, 2014, the Fund received a large special dividend distribution from Vodafone Group PLC. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.15 and 1.11% lower, respectively.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

18

Notes to Financial Statements (Continued)

December 31, 2015

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1 (a)(b)	Level 2 (a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$941,144	$3,373,137	$—	$4,314,281
Air Freight & Logistics	—	859,982	—	859,982
Airlines	—	3,064,264	—	3,064,264
Auto Components	—	7,080,802	—	7,080,802
Automobiles	—	7,499,878	—	7,499,878
Banks	6,181,456	24,065,640	—	30,247,096
Beverages	—	3,999,367	—	3,999,367
Building Products	—	2,132,096	—	2,132,096
Capital Markets	—	3,075,805	—	3,075,805
Chemicals	—	4,544,058	—	4,544,058
Commercial Services & Supplies	—	622,770	—	622,770
Construction & Engineering	—	1,200,742	—	1,200,742
Construction Materials	—	6,698,056	—	6,698,056
Containers & Packaging	—	2,166,404	—	2,166,404
Diversified Financial Services	—	1,458,281	—	1,458,281
Diversified Telecommunication Services	—	9,878,835	—	9,878,835
Energy Equipment & Services	—	5,466,946	—	5,466,946
Food & Staples Retailing	—	3,999,738	—	3,999,738
Health Care Equipment & Supplies	—	1,950,551	—	1,950,551
Health Care Providers & Services	—	1,871,555	—	1,871,555
Household Durables	—	1,726,029	—	1,726,029
Industrial Conglomerates	—	6,667,825	—	6,667,825
Insurance	—	17,364,881	—	17,364,881
Life Sciences Tools & Services	—	1,585,324	—	1,585,324
Machinery	—	2,753,907	—	2,753,907
Media	—	2,162,860	—	2,162,860
Metals & Mining	922,584	1,595,785	—	2,518,369
Multiline Retail	—	1,967,830	—	1,967,830
Oil, Gas & Consumable Fuels	4,340,781	13,682,205	—	18,022,986
Pharmaceuticals	5,362,380	21,313,798	—	26,676,178
Real Estate Management & Development	—	2,475,898	—	2,475,898
Semiconductors & Semiconductor Equipment	—	4,989,338	—	4,989,338
Software	—	1,956,056	—	1,956,056
Specialty Retail	—	2,504,227	—	2,504,227
Technology Hardware, Storage & Peripherals	—	6,508,051	—	6,508,051
Wireless Telecommunication Services	306,590	6,526,932	—	6,833,522
Total Common Stocks	$18,054,935	$190,789,853	$—	$208,844,788
Right	—	6,511	—	6,511
Total	$18,054,935	$190,796,364	$—	$208,851,299

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the year ended December 31, 2015, there were two transfers of international common stock investments from Level 1 to Level 2. The market value at the time of the transfer and at December 31, 2015, was $2,093,080 and $2,193,924, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At December 31, 2015, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

20

Notes to Financial Statements (Continued)

December 31, 2015

(b)	During the year ended December 31, 2015, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at December 31, 2015, was $4,313,695 and $4,472,301, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At December 31, 2015, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

21

Notes to Financial Statements (Continued)

December 31, 2015

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Fund did not have any portfolio securities on loan.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the Fund did not hold any repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31,

22

Notes to Financial Statements (Continued)

December 31, 2015

2015 are primarily attributable to foreign currency gains and losses and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and foreign currency transactions
$—	$(53,384)	$53,384

Amount designated as “—” is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

23

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.75%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.87% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements, which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $126,171 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

24

Notes to Financial Statements (Continued)

December 31, 2015

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $970.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $352,675.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class I shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,066.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $27,908,967 and sales of $32,988,941 (excluding short-term securities).

25

Notes to Financial Statements (Continued)

December 31, 2015

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $920 of brokerage commissions.

11. Federal	Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,435,839	$10,093,939	$14,529,778	$—	$14,529,778

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

26

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,560,918	$8,896,271	$18,457,189	$—	$18,457,189

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,075,246	$1,529,458	$3,604,704	$—	$18,149,328	$21,754,032

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$190,666,046	$43,825,781	$(25,640,528)	$18,185,253

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Templeton NVIT International Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton NVIT International Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

28

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund designates $10,093,939, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $5,647,016 or $0.2850 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $359,198 or $0.0181 per outstanding share.

29

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

30

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

31

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

32

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

33

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

34

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

35

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

36

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

37

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

38

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

39

Annual Report

December 31, 2015

NVIT Developing Markets Fund

AR-DMKT 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Developing Markets Fund

For the annual period ended December 31, 2015, the NVIT Developing Markets Fund (Class II) registered -16.32% versus -14.92% for its benchmark, the MSCI Emerging Markets® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Emerging Markets Funds (consisting of 79 funds as of December 31, 2015) was -14.51% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Global equities produced mixed results in 2015 as investors digested both political and economic volatility, triggered in part by Greece’s debt-crisis reforms, China’s economic slowdown, a precipitous drop in commodity prices and uncertainty about U.S. Federal Reserve policy. In the U.S., the Standard & Poor’s 500 Index rose 1.4%, while non-U.S. developed markets, as measured by the MSCI EAFE® Index, slipped 0.8% and the MSCI Emerging Markets Index tumbled 14.92%.

Equity returns were mostly positive in the first quarter, bolstered by easy-money policies from major central banks and nascent signs of stability in some troubled economies. Fed Chair Janet Yellen laid out a roadmap of her “gradualist approach” to U.S. interest-rate increases, moving cautiously to avoid undermining economic expansion. The European Central Bank announced a plan to purchase €60 billion a month in assets to stimulate growth and lift inflation from dangerously low levels while protecting the rest of the eurozone from Greece’s political turmoil. Also in the first quarter, China lowered its growth forecast for 2015 and initiated a surprise rate cut, as leaders attempted to stoke the economy.

The second quarter brought modest results for global equities amid Greece’s debt drama, China’s economic slowdown and the prospect of a U.S. rate hike. The Commerce Department said the U.S. economy contracted in the first quarter, but less than previously estimated, against a backdrop of bad weather, disruptions at West Coast ports, a strong dollar and spending cuts in the Energy sector. Developed markets contended with uncertainty around Greece’s ongoing debt crisis, and concerns mounted about China.

Equities declined broadly through the later summer months as investors were rattled by China’s slowing economy, ambiguity about Fed policy, a rout in commodity prices and growing pessimism about corporate earnings. After its September meeting, the Fed left short-term interest rates unchanged, citing a troubled global economy and market turmoil, while first- and second-quarter GDP estimates for the eurozone were revised up, mainly because of faster growth in Italy and more stability in Greece. Among emerging markets, reports of a slowdown in China dominated headlines and unnerved investors in its domestic A-share market and, subsequently, other markets. In order to stem the decline, China’s central bank devalued its currency in a move to stoke exports and then cut interest rates and reduced bank-reserve requirements.

By the end of 2015, equities rebounded amid signs of a stabilizing U.S. economy, which prompted the Fed to end its multiyear experiment with near-zero interest rates by raising its benchmark rate, while other central banks implemented more stimulus measures. Among developed markets, the U.K.’s Office of National Statistics said that the country’s economy grew at a slower pace than initially thought, while Japan’s factory output fell and retail sales slumped, suggesting that a clear economic recovery will be delayed until early 2016. Within emerging markets, China’s third-quarter growth figure dipped below its official targeted rate, causing leaders to enact more pro-growth measures, and Brazil’s statistics agency reported that the country’s recession deepened in the third quarter, as political gridlock stalled the passage of austerity measures, while excessively high unemployment and inflation squeezed household spending.

The portfolio underperformed its benchmark, the MSCI Emerging Markets Index, during the period. On a sector basis, telecommunications services, information technology and energy boosted

4

Fund Commentary (con’t.)	NVIT Developing Markets Fund

relative returns, while financials, industrials and consumer staples detracted from relative performance. From a country perspective, Mexico, Taiwan and Thailand added to relative returns, while Brazil, South Korea and South Africa weighed on performance.

From an individual security perspective, Tencent Holdings Ltd. (China), Aurobindo Pharma Ltd. (India) and ANTA Sports Products Ltd. (China) helped drive relative results. Conversely, Sinhuan Pharmaceutical Holdings Group Ltd. (China), Türkiye Halk Bankasi Anonim Sirketi (Turkey) and Alibaba Group Holding Ltd. Sponsored ADR (China) weighed on relative returns.

The past year has brought many challenges amid poor investor sentiment and weak currencies, given the overhang of a strong U.S. dollar, anticipation of a Fed interest-rate hike, softening growth in China, and low commodity prices. However, we continue to see numerous emerging-market countries, including India, Indonesia and now China, implement prudent structural reforms. Stock valuations remain largely inexpensive throughout the asset class, particularly in the more cyclical segments of the market. Much of the bad news is already priced in.

We believe the recent Fed interest-rate hike demonstrates its confidence in the strength of the U.S. economy, an important positive for emerging markets. Together with continued recovery in the economies of Japan and Europe, ongoing U.S. economic strength would provide a favorable backdrop for economic growth, stabilizing currencies and eventually rising corporate earnings in emerging markets. At this stage, the specific engine of recovery is unclear, making this strategy’s combination of value and momentum styles more beneficial than ever, as it enables us to pursue investment opportunities throughout the emerging-market landscape.

The portfolio did not employ the use of derivatives during the period.

Subadviser:

The Boston Company Asset Management, LLC*

Portfolio Managers:

Sean P. Fitzgibbon, CFA and Jay Malikowski

*	Commentary provided by The Boston Company Asset Management, LLC. On February 1, 2016, Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited became subadvisers to the Fund, replacing The Boston Company Asset Management, LLC.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Developing Markets Fund

Asset Allocation†

Common Stocks	95.3%
Exchange Traded Fund	3.1%
Preferred Stock	0.7%
Right††	0.0%
Other assets in excess of liabilities	0.9%
100.0%

Top Industries†††

Banks	18.2%
Oil, Gas & Consumable Fuels	7.9%
Technology Hardware, Storage & Peripherals	6.3%
Internet Software & Services	5.9%
Semiconductors & Semiconductor Equipment	5.5%
Wireless Telecommunication Services	5.0%
Insurance	4.7%
Food & Staples Retailing	3.5%
Chemicals	3.2%
Pharmaceuticals	3.2%
Other Industries	36.6%
100.0%

Top Holdings†††

Tencent Holdings Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.7%
China Mobile Ltd.	3.7%
iShares MSCI Emerging Markets ETF	3.1%
China Construction Bank Corp., H Shares	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
CNOOC Ltd.	2.2%
Ping An Insurance Group Co. of China Ltd., H Shares	2.0%
HCL Technologies Ltd.	1.9%
Wal-Mart de Mexico SAB de CV	1.7%
Other Holdings	67.8%
100.0%

Top Countries†††

China	24.8%
South Korea	16.4%
Taiwan	8.6%
India	7.5%
Hong Kong	5.7%
Mexico	5.5%
Russia	5.5%
South Africa	5.3%
Thailand	3.3%
Brazil	3.2%
Other Countries	14.2%
100.0%

Objective

The Fund seeks long-term capital appreciation.

Highlights for the Year Ended December 31, 2015

•	The Fund registered -16.32%, underperforming the benchmark by 1.40% and the Lipper peer category median by 1.81%

•	On a sector basis, telecommunications services, information technology and energy boosted relative returns

•	Financials, industrials and consumer staples detracted from relative performance

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Developing Markets Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class II	(16.32)%	(6.51)%	0.91%
MSCI Emerging Markets® Index	(14.92)%	(4.81)%	3.61%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	1.71%	1.66%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Developing Markets Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Developing Markets Fund versus performance of the MSCI Emerging Markets® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Developing Markets Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class II Shares	Actual	(a)	1,000.00	839.70	7.56	1.63
	Hypothetical	(a)(b)	1,000.00	1,016.99	8.29	1.63

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Developing Markets Fund

Common Stocks 95.3%

	Shares	Market Value

BRAZIL 2.5%
Beverages 1.4%
Ambev SA, ADR	146,666	$654,130

Paper & Forest Products 0.5%
Fibria Celulose SA	17,100	224,283

Water Utilities 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	55,400	265,080

		1,143,493

CHINA 24.5%
Air Freight & Logistics 1.3%
Sinotrans Ltd., H Shares	1,075,000	572,234

Airlines 0.6%
Air China Ltd., H Shares	354,000	277,641

Automobiles 1.1%
Dongfeng Motor Group Co. Ltd., H Shares	368,000	487,496

Banks 4.1%
Agricultural Bank of China Ltd., H Shares	1,167,000	474,912
China Construction Bank Corp., H Shares	2,078,000	1,417,503

		1,892,415

Chemicals 0.4%
Sinopec Shanghai Petrochemical Co., Ltd.*	486,000	192,216

Health Care Providers & Services 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	230,000	495,744

Independent Power and Renewable Electricity Producers 0.5%
China Longyuan Power Group Corp., H Shares	281,000	211,306

Insurance 3.6%
PICC Property & Casualty Co., Ltd., H Shares	376,000	742,042
Ping An Insurance Group Co. of China Ltd., H Shares	166,000	915,441

		1,657,483

Internet & Catalog Retail 0.9%
Ctrip.com International Ltd., ADR*	8,744	405,110

Internet Software & Services 5.9%
Tencent Holdings Ltd.	137,800	2,698,122

Oil, Gas & Consumable Fuels 2.1%
CNOOC Ltd.	943,000	981,452

Pharmaceuticals 1.4%
CSPC Pharmaceutical Group Ltd.	280,000	285,462
Sihuan Pharmaceutical Holdings Group Ltd. (a)	874,000	345,527

		630,989

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Textiles, Apparel & Luxury Goods 1.5%
Anta Sports Products Ltd.	186,000	$508,499
Shenzhou International Group Holdings Ltd.	28,000	160,462

		668,961

		11,171,169

COLOMBIA 0.6%
Banks 0.6%
Bancolombia SA, ADR	9,799	$262,123

HONG KONG 5.7%
Real Estate Management & Development 1.6%
China Overseas Land & Investment Ltd.	210,000	731,086

Transportation Infrastructure 0.4%
COSCO Pacific Ltd.	171,846	188,899

Wireless Telecommunication Services 3.7%
China Mobile Ltd.	149,500	1,682,788

		2,602,773

HUNGARY 1.0%
Pharmaceuticals 1.0%
Richter Gedeon Nyrt	24,165	456,102

INDIA 7.4%
Automobiles 0.5%
Maruti Suzuki India Ltd.	3,517	244,928

Banks 1.1%
Yes Bank Ltd.	46,100	502,986

Chemicals 1.0%
UPL Ltd.	68,114	448,573

Information Technology Services 1.9%
HCL Technologies Ltd.	66,502	857,673

Media 0.8%
Dish TV India Ltd.*	232,031	354,794

Oil, Gas & Consumable Fuels 0.6%
Hindustan Petroleum Corp. Ltd.	21,671	272,595

Pharmaceuticals 0.8%
Aurobindo Pharma Ltd.	27,672	364,981

Wireless Telecommunication Services 0.7%
Bharti Infratel Ltd.	50,889	328,331

		3,374,861

INDONESIA 2.5%
Banks 0.6%
Bank Negara Indonesia Persero Tbk PT	715,400	256,126

Diversified Telecommunication Services 1.3%
Telekomunikasi Indonesia Persero Tbk PT	2,825,900	632,937

10

Statement of Investments (Continued)

December 31, 2015

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

INDONESIA (continued)
Multiline Retail 0.6%
Matahari Department Store Tbk PT	204,200	$258,504

		1,147,567

MALAYSIA 0.5%
Banks 0.5%
Malayan Banking Bhd	117,300	229,065

MEXICO 5.5%
Banks 1.1%
Grupo Financiero Banorte SAB de CV, Class O	94,700	521,950

Beverages 0.9%
Arca Continental SAB de CV	65,500	397,838

Food & Staples Retailing 1.6%
Wal-Mart de Mexico SAB de CV	303,700	766,365

Food Products 0.6%
Gruma SAB de CV, Class B	18,100	253,890

Industrial Conglomerates 0.5%
Alfa SAB de CV, Class A	107,400	212,501

Transportation Infrastructure 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV*	47,300	229,468
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,200	125,278

		354,746

		2,507,290

PERU 0.9%
Banks 0.9%
Credicorp Ltd.	4,350	423,342

PHILIPPINES 0.7%
Banks 0.7%
Metropolitan Bank & Trust Co.	198,468	338,530

RUSSIA 5.4%
Banks 1.6%
Sberbank of Russia PJSC, ADR	123,351	714,202

Food & Staples Retailing 0.8%
Magnit PJSC, GDR Reg. S	9,112	366,411

Metals & Mining 1.0%
MMC Norilsk Nickel PJSC, ADR	37,479	475,796

Oil, Gas & Consumable Fuels 2.0%
Lukoil PJSC, ADR	20,067	651,877
Rosneft OAO, GDR Reg. S	79,237	276,204

		928,081

		2,484,490

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA 5.3%
Banks 1.3%
Barclays Africa Group Ltd.	61,776	$573,176

Distributors 0.2%
Imperial Holdings Ltd.	8,902	69,005

Food & Staples Retailing 0.5%
Clicks Group Ltd.	41,385	238,258

Health Care Providers & Services 0.5%
Mediclinic International Ltd.	27,367	210,505

Industrial Conglomerates 1.4%
Bidvest Group Ltd. (The)	30,268	642,445

Multiline Retail 1.1%
Woolworths Holdings Ltd.	80,839	522,969

Trading Companies & Distributors 0.3%
Barloworld Ltd.	38,548	155,058

		2,411,416

SOUTH KOREA 16.3%
Auto Components 0.9%
Hyundai Wia Corp.*	4,290	405,622

Banks 1.6%
DGB Financial Group, Inc.*	36,957	314,838
KB Financial Group, Inc.*	15,500	436,694

		751,532

Capital Markets 0.7%
Korea Investment Holdings Co., Ltd.*	8,061	336,856

Chemicals 1.9%
LG Chem Ltd.*	1,195	329,919
Lotte Chemical Corp.*	2,390	487,673

		817,592

Electric Utilities 1.5%
Korea Electric Power Corp.*	16,238	687,959

Food & Staples Retailing 0.6%
E-MART, Inc.*	1,793	287,704

Food Products 0.5%
CJ CheilJedang Corp.*	710	227,097

Household Products 1.3%
LG Household & Health Care Ltd.*	691	613,596

Insurance 1.0%
Dongbu Insurance Co., Ltd.*	4,333	259,250
Hyundai Marine & Fire Insurance Co., Ltd.*	6,640	203,450

		462,700

Technology Hardware, Storage & Peripherals 5.7%
Samsung Electronics Co., Ltd.	2,401	2,560,863

Wireless Telecommunication Services 0.6%
SK Telecom Co., Ltd.	1,508	275,992

		7,427,513

11

Statement of Investments (Continued)

December 31, 2015

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN 8.5%
Banks 1.4%
China Development Financial Holding Corp.	902,000	$224,983
CTBC Financial Holding Co., Ltd.	796,233	407,673

		632,656

Electronic Equipment, Instruments & Components 1.1%
Largan Precision Co., Ltd.	5,000	342,124
Zhen Ding Technology Holding Ltd.	76,000	173,283

		515,407

Semiconductors & Semiconductor Equipment 5.4%
Advanced Semiconductor Engineering, Inc.	471,000	541,048
Novatek Microelectronics Corp.	96,000	373,735
Powertech Technology, Inc.	133,000	262,248
Taiwan Semiconductor Manufacturing Co., Ltd.	295,000	1,272,701

		2,449,732

Technology Hardware, Storage & Peripherals 0.6%
Pegatron Corp.	132,000	287,096

		3,884,891

THAILAND 3.2%
Beverages 0.5%
Thai Beverage PCL	516,100	250,546

Diversified Financial Services 0.3%
Jasmine Broadband Internet Infrastructure Fund, Class F	616,000	156,447

Oil, Gas & Consumable Fuels 2.4%
PTT PCL	86,300	581,169
Thai Oil PCL	271,900	495,596

		1,076,765

		1,483,758

TURKEY 3.1%
Banks 1.3%
Turkiye Halk Bankasi A/S	160,655	571,006

Oil, Gas & Consumable Fuels 0.7%
Tupras Turkiye Petrol Rafinerileri A/S *	12,784	304,902

Real Estate Investment Trusts (REITs) 0.6%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	323,877	288,327

Transportation Infrastructure 0.5%
TAV Havalimanlari Holding A/S	39,369	245,406

		1,409,641

UNITED ARAB EMIRATES 1.7%
Banks 0.5%
Abu Dhabi Commercial Bank PJSC	115,835	206,667

Common Stocks (continued)

	Shares	Market Value

UNITED ARAB EMIRATES (continued)
Diversified Telecommunication Services 0.6%
Emirates Telecommunications Group Co., PJSC	59,372	$259,966

Real Estate Management & Development 0.6%
Emaar Properties PJSC	197,479	303,645

		770,278

Total Common Stocks (cost $48,584,867)		43,528,302

Preferred Stock 0.7%
BRAZIL 0.7%
Banks 0.7%
Banco Bradesco SA – Preference Shares	64,760	315,595

Total Preferred Stock (cost $754,531)		315,595

Right 0.0%†

	Number of Rights

BRAZIL 0.0%†
Banks 0.0%†
Banco Bradesco SA, expiring 02/05/16* (a)	2,121	1,110

Total Right (cost $–)		1,110

Exchange Traded Fund 3.1%

	Shares

UNITED STATES 3.1%
iShares MSCI Emerging Markets ETF	44,336	1,427,176

Total Exchange Traded Fund (cost $1,451,046)		1,427,176

Total Investments (cost $50,790,444) (b) — 99.1%		45,272,183
Other assets in excess of liabilities — 0.9%		396,181

NET ASSETS — 100.0%		$45,668,364

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

12

Statement of Investments (Continued)

December 31, 2015

NVIT Developing Markets Fund (Continued)

ADR	American Depositary Receipt

A/S	Minimum Capital Public Traded Company

Bhd	Public Limited Company

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

OAO	Joint Stock Company

PCL	Public Company Limited

PJSC	Public Joint Stock Company

Reg. S	Regulation S – Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2015

NVIT Developing Markets Fund
Assets:
Investments, at value (cost $50,790,444)	$45,272,183
Cash	238,249
Foreign currencies, at value (cost $110,252)	108,731
Dividends receivable	163,389
Receivable for capital shares issued	17,645
Prepaid expenses	105

Total Assets	45,800,302

Liabilities:
Payable for capital shares redeemed	496
Accrued expenses and other payables:
Investment advisory fees	29,261
Fund administration fees	7,302
Distribution fees	9,790
Administrative servicing fees	30,086
Accounting and transfer agent fees	1,153
Deferred capital gain country tax	11,876
Custodian fees	278
Compliance program costs (Note 3)	53
Professional fees	17,176
Printing fees	6,716
Other	17,751

Total Liabilities	131,938

Net Assets	$45,668,364

Represented by:
Capital	$100,422,607
Accumulated undistributed net investment income	532,031
Accumulated net realized losses from investments and foreign currency transactions	(49,753,075)
Net unrealized appreciation/(depreciation) from investments†	(5,530,137)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,062)

Net Assets	$45,668,364

Net Assets:
Class II Shares	$45,668,364

Total	$45,668,364

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	9,466,726

Total	9,466,726

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$4.82

†	Net of $11,876 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Year Ended December 31, 2015

NVIT Developing Markets Fund
INVESTMENT INCOME:
Dividend income	$1,675,306
Interest income	556
Foreign tax withholding	(151,151)

Total Income	1,524,711

EXPENSES:
Investment advisory fees	538,462
Fund administration fees	88,252
Distribution fees Class II Shares	141,700
Administrative servicing fees Class II Shares	(17,207)
Professional fees	53,835
Printing fees	13,848
Trustee fees	1,555
Custodian fees	6,476
Accounting and transfer agent fees	6,888
Compliance program costs (Note 3)	228
Other	4,720

Total expenses before fees waived, and expenses reimbursed	838,757

Investment advisory fees waived (Note 3)	(28,231)
Expenses reimbursed by adviser (Note 3)	(34,666)

Net Expenses	775,860

NET INVESTMENT INCOME	748,851

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(7,255,548)
Net realized losses from foreign currency transactions (Note 2)	(88,792)

Net realized losses from investments and foreign currency transactions	(7,344,340)

Net change in unrealized appreciation/(depreciation) from investments††	(2,849,345)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(2,949)

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(2,852,294)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(10,196,634)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,447,783)

†	Net of capital gain country taxes of $10,173.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $48,097.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Developing Markets Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$748,851	$586,357
Net realized gains/(losses) from investments and foreign currency transactions	(7,344,340)	2,272,395
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(2,852,294)	(7,050,150)

Change in net assets resulting from operations	(9,447,783)	(4,191,398)

Distributions to Shareholders From:
Net investment income:
Class II	(564,972)	(612,425)

Change in net assets from shareholder distributions	(564,972)	(612,425)

Change in net assets from capital transactions	(7,125,317)	(16,216,302)

Change in net assets	(17,138,072)	(21,020,125)

Net Assets:
Beginning of year	62,806,436	83,826,561

End of year	$45,668,364	$62,806,436

Accumulated undistributed net investment income at end of year	$532,031	$444,636

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$4,675,429	$7,207,632
Dividends reinvested	564,972	612,425
Cost of shares redeemed	(12,365,718)	(24,036,359)

Total Class II Shares	(7,125,317)	(16,216,302)

Change in net assets from capital transactions	$(7,125,317)	$(16,216,302)

SHARE TRANSACTIONS:
Class II Shares
Issued	824,129	1,149,863
Reinvested	117,275	92,511
Redeemed	(2,248,325)	(3,906,713)

Total Class II Shares	(1,306,921)	(2,664,339)

Total change in shares	(1,306,921)	(2,664,339)

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2015(b)	$5.83	0.07	(1.02)	(0.95)	(0.06)	–	(0.06)	$4.82	(16.32%	)	$45,668,364	1.37%	1.32%	1.48%	106.85%
Year Ended December 31, 2014(b)	$6.24	0.05	(0.41)	(0.36)	(0.05)	–	(0.05)	$5.83	(5.85%	)	$62,806,436	1.63%	0.78%	1.69%	86.13%
Year Ended December 31, 2013(b)	$6.30	0.06	(0.06)	–	(0.06)	–	(0.06)	$6.24	0.03%		$83,826,561	1.61%	0.98%	1.66%	79.72%
Year Ended December 31, 2012(b)	$5.40	0.06	0.85	0.91	(0.01)	–	(0.01)	$6.30	16.78%		$103,207,738	1.59%	0.97%	1.64%	79.73%
Year Ended December 31, 2011(b)	$6.98	0.05	(1.61)	(1.56)	(0.01)	(0.01)	(0.02)	$5.40	(22.40%	)	$103,846,479	1.61%	0.76%	1.62%	118.92%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held only by unaffiliated insurance companies.

The Fund currently offers Class II shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

18

Notes to Financial Statements (Continued)

December 31, 2015

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)(b)	Level 3(b)	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$572,234	$—	$572,234
Airlines	—	277,641	—	277,641
Auto Components	—	405,622	—	405,622
Automobiles	—	732,424	—	732,424
Banks	1,921,617	5,954,159	—	7,875,776
Beverages	1,051,968	250,546	—	1,302,514
Capital Markets	—	336,856	—	336,856
Chemicals	—	1,458,381	—	1,458,381
Distributors	—	69,005	—	69,005
Diversified Financial Services	156,447	—	—	156,447
Diversified Telecommunication Services	—	892,903	—	892,903
Electric Utilities	—	687,959	—	687,959
Electronic Equipment, Instruments & Components	—	515,407	—	515,407
Food & Staples Retailing	766,365	892,373	—	1,658,738
Food Products	253,890	227,097	—	480,987
Health Care Providers & Services	—	706,249	—	706,249
Household Products	—	613,596	—	613,596
Independent Power and Renewable Electricity Producers	—	211,306	—	211,306
Industrial Conglomerates	212,501	642,445	—	854,946
Information Technology Services	—	857,673	—	857,673
Insurance	—	2,120,183	—	2,120,183
Internet & Catalog Retail	405,110	—	—	405,110
Internet Software & Services	—	2,698,122	—	2,698,122
Media	—	354,794	—	354,794
Metals & Mining	475,796	—	—	475,796
Multiline Retail	—	781,473	—	781,473
Oil, Gas & Consumable Fuels	1,728,642	1,835,153	—	3,563,795
Paper & Forest Products	224,283	—	—	224,283
Pharmaceuticals	—	1,106,545	345,527	1,452,072
Real Estate Investment Trusts (REITs)	—	288,327	—	288,327
Real Estate Management & Development	—	1,034,731	—	1,034,731
Semiconductors & Semiconductor Equipment	—	2,449,732	—	2,449,732
Technology Hardware, Storage & Peripherals	—	2,847,959	—	2,847,959
Textiles, Apparel & Luxury Goods	—	668,961	—	668,961
Trading Companies & Distributors	—	155,058	—	155,058
Transportation Infrastructure	354,746	434,305	—	789,051
Water Utilities	265,080	—	—	265,080
Wireless Telecommunication Services	—	2,287,111	—	2,287,111
Total Common Stocks	$7,816,445	$35,366,330	$345,527	$43,528,302
Exchange Traded Fund	1,427,176	—	—	1,427,176
Preferred Stock	315,595	—	—	315,595
Right	—	1,110	—	1,110
Total	$9,559,216	$35,367,440	$345,527	$45,272,183

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

20

Notes to Financial Statements (Continued)

December 31, 2015

(a)	During the year ended December 31, 2015, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at December 31, 2015, was $478,053 and $581,169, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At December 31, 2015, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.
(b)	During the year ended December 31, 2015, there was a transfer of an international common stock from Level 2 to Level 3. The market value at the time of the transfer and at December 31, 2015, was $581,349 and $345,527, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from the independent fair value pricing service, resulting in the Level 2 classification. During the period, the FVC determined a fair value using the last quoted sales price from the local exchange on which it traded and applying a 30% discount, resulting in a Level 3 classification.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/14	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Net Appreciation/(Depreciation)	(235,822)	(235,822)
Purchases*	—	—
Sales	—	—
Transfer Into Level 3	581,349	581,349
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$345,527	$345,527
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 12/31/15**	$(235,822)	$(235,822)

*	Purchases include all purchases of securities and securities received in corporate actions.
**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where

21

Notes to Financial Statements (Continued)

December 31, 2015

applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, realized Thai capital gains tax, and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments and foreign currency transactions
$—	$(96,484)	$96,484

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

22

Notes to Financial Statements (Continued)

December 31, 2015

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily. Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.05% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $17,816 for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $10,415, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.95%, and after contractual and voluntary fee waivers was 0.92% and 0.93%, respectively.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.20% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed

23

Notes to Financial Statements (Continued)

December 31, 2015

the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$—	$—	$34,666	$34,666

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $88,252 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $228.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

24

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s total administrative services fees were $0.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.00% for Class II shares.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $59,818,020 and sales of $66,922,632 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the

25

Notes to Financial Statements (Continued)

December 31, 2015

requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $1,775 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$564,972	$—	$564,972	$—	$564,972

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$612,425	$—	$612,425	$—	$612,425

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$532,031	$—	$532,031	$(49,230,611)	$(6,055,663)	$(54,754,243)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$51,312,908	$2,633,850	$(8,674,575)	$(6,040,725)

26

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$38,414,766	2017
$10,815,845	Unlimited

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Developing Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Developing Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

28

Supplemental Information

December 31, 2015 (Unaudited)

NVIT Developing Markets Fund — Initial Approval of Advisory Agreements

At the December 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Developing Markets Fund (the “Fund”), the termination of The Boston Company Asset Management (“TBCAM”) as a subadviser to the Fund and the appointment of Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life”) as subadvisers to the Fund pursuant to new Subadvisory Agreements (the “Subadvisory Agreements”). The Trustees were provided with detailed materials relating to Lazard and Standard Life in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to Lazard and Standard Life, including information relating to their investment strategies, processes and risk/return profiles, anticipated portfolio holdings, and correlation of performance returns between Lazard and Standard Life. The Trustees also considered the experience of the investment personnel of Lazard and Standard Life that would be managing the Fund. The Trustees considered the investment performance of the Fund historically and since TBCAM began managing the Fund in 2011 and considered information concerning the past performance record of Lazard and Standard Life managing investment strategies comparable to those they would use in managing the Fund’s assets.

The Board considered the Fund’s overall fee level. The Board noted that the subadvisory fee schedules proposed with respect to Lazard and Standard Life were anticipated to result in an overall lower effective subadvisory fee rate to be paid by NFA with respect to the Fund than that paid to TBCAM. The Board also considered that NFA intends to keep all savings due to the lower effective subadvisory fee rate in light of the Fund’s already low expense ratio relative to that of its category peers. The Board considered that the non-compensatory terms of the Subadvisory Agreements are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers.

The Board noted that the Fund’s subadvisory fee schedule includes breakpoints, reducing the subadvisory fees charged to NFA as assets attributable to each subadviser increase.

The Board determined to defer any review of potential fallout benefits of the Subadvisory Agreements to Lazard and Standard Life, if any, until Lazard and Standard Life had served as subadvisers for a reasonable period of time. No information was presented to the Board regarding the expected profitability of the Subadvisory Agreements.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

●	The nature, extent, and quality of the investment advisory services to be provided to the Fund by Lazard and Standard Life appeared reasonable and appropriate;

●	The prospects for satisfactory investment performance of the Fund, if Lazard and Standard Life were to be appointed as subadvisers, were reasonable.

●	The subadvisory fees to be paid to each of Lazard and Standard Life were fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreements for a two-year period commencing from the execution of the Subadvisory Agreements.

29

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $1,608,462 or $0.1699 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $173,769 or $0.0184 per outstanding share.

30

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

31

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

32

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

33

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

35

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

36

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

37

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

38

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

39

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

40

Annual Report

December 31, 2015

NVIT Investor Destinations Aggressive Fund

AR-ID-AG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Aggressive Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Aggressive Fund (Class II) registered -1.00% versus 0.18% for its blended benchmark, 60% Russell 3000® Index, 30% MSCI EAFE® Index and 10% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s Lipper variable insurance products peer category of Mixed-Asset Target Allocation Aggressive Growth Funds (consisting of 57 funds as of December 31, 2015) was -1.56% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 90% equity investments and 10% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400® Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000® Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund by the NVIT S&P 500 Index Fund, served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500® Index, were leaders in this asset class, offsetting a large decline in the energy sector.

The Fund’s relatively small underlying fixed-income positions posted modestly positive returns and contributed marginally to the Fund’s overall return during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary (con’t.)	NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Aggressive Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT S&P 500 Index Fund Class Y	37.0%
NVIT International Index Fund Class Y	29.0%
NVIT Mid Cap Index Fund Class Y	13.0%
NVIT Small Cap Index Fund Class Y	11.0%
NVIT Bond Index Fund Class Y	6.0%
Nationwide Core Plus Bond Fund Institutional Class	4.0%
100.0%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT Investor Destinations Aggressive Fund

Asset Allocation†

Equity Funds	90.0%
Fixed Income Funds	10.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	37.0%
NVIT International Index Fund, Class Y	29.0%
NVIT Mid Cap Index Fund, Class Y	13.0%
NVIT Small Cap Index Fund, Class Y	11.0%
NVIT Bond Index Fund, Class Y	6.0%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
100.0%

Objective

The Fund seeks maximum growth of capital consistent with a more aggressive level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -1.00%, underperforming its blended benchmark by 1.18% and outperforming the Lipper peer category median by 0.56%

•	Three underlying investments posted a positive return and three posted a negative return

•

Of the four underlying equity investments, only the Fund’s investment in the index fund tracking U.S. large-capitalization stocks (its largest allocation at 37% of the portfolio) was a positive performer, returning a modest 1.28%

•	The two underlying fixed-income investments contributed marginally to the Fund’s overall return

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class II	(1.00)%	8.05%	5.32%
Class P	(0.79)%	N/A	9.53%	[2]
Russell 3000® Index	0.48%	12.18%	7.35%
Blended Index	0.18%	8.82%	6.01%
CPI	0.73%	1.53%	1.86%

N/A	— Not Applicable.
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
[2]	Since inception date of April 30, 2012

Expense Ratios

Expense Ratio^
Class II	0.83%
Class P	0.68%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Russell 3000® Index, the Blended Index* and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 60% Russell 3000® Index, 30% MSCI EAFE® Index and 10% Barclays U.S. Aggregate Bond Index.

8

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Aggressive Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	961.00	2.92	0.59
	Hypothetical(b)(c)		1,000.00	1,022.23	3.01	0.59
Class P Shares	Actual	(b)	1,000.00	962.20	2.18	0.44
	Hypothetical(b)(c)		1,000.00	1,022.99	2.24	0.44

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 90.0%
NVIT International Index Fund, Class Y (a)	9,494,283	$82,695,200
NVIT Mid Cap Index Fund, Class Y (a)	1,650,467	37,052,994
NVIT S&P 500 Index Fund, Class Y (a)	7,541,201	105,501,395
NVIT Small Cap Index Fund, Class Y (a)	2,608,391	31,274,607

Total Equity Funds (cost $205,625,702)		256,524,196

Fixed Income Funds 10.1%
Nationwide Core Plus Bond Fund, Institutional Class (a)	1,138,879	11,457,124
NVIT Bond Index Fund, Class Y (a)	1,650,038	17,127,391

Total Fixed Income Funds (cost $29,366,986)		28,584,515

Total Mutual Funds (cost $234,992,688)		285,108,711

Total Investments (cost $234,992,688) (b) — 100.1%		285,108,711
Liabilities in excess of other assets — (0.1)%		(158,516)

NET ASSETS — 100.0%		$284,950,195

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $234,992,688)	$285,108,711
Receivable for investments sold	1,030,814
Receivable for capital shares issued	6,850
Prepaid expenses	567

Total Assets	286,146,942

Liabilities:
Payable for capital shares redeemed	1,037,663
Accrued expenses and other payables:
Investment advisory fees	31,853
Fund administration fees	8,659
Distribution fees	61,257
Administrative servicing fees	42,361
Accounting and transfer agent fees	78
Custodian fees	1,697
Compliance program costs (Note 3)	317
Professional fees	8,328
Printing fees	4,482
Other	52

Total Liabilities	1,196,747

Net Assets	$284,950,195

Represented by:
Capital	$224,409,907
Accumulated undistributed net investment income	296,897
Accumulated net realized gains from affiliated investments	10,127,368
Net unrealized appreciation/(depreciation) from investments in affiliates	50,116,023

Net Assets	$284,950,195

Net Assets:
Class II Shares	$276,290,065
Class P Shares	8,660,130

Total	$284,950,195

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	21,904,034
Class P Shares	689,603

Total	22,593,637

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.61
Class P Shares	$12.56

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,929,505

Total Income	5,929,505

EXPENSES:
Investment advisory fees	403,743
Fund administration fees	106,695
Distribution fees Class II Shares	758,294
Distribution fees Class P Shares	18,143
Administrative servicing fees Class II Shares	454,979
Professional fees	22,959
Printing fees	15,825
Trustee fees	8,657
Custodian fees	11,504
Accounting and transfer agent fees	625
Compliance program costs (Note 3)	1,303
Other	9,197

Total expenses before earnings credit	1,811,924

Earnings credit (Note 5)	(19)

Net Expenses	1,811,905

NET INVESTMENT INCOME	4,117,600

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	7,200,070
Net realized gains from investment transactions with affiliates	14,931,855

Net realized gains from affiliated investments	22,131,925

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(28,681,659)

Net realized/unrealized losses from affiliated investments	(6,549,734)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,432,134)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$4,117,600	$5,294,954
Net realized gains from affiliated investments	22,131,925	27,336,314
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(28,681,659)	(15,871,797)

Change in net assets resulting from operations	(2,432,134)	16,759,471

Distributions to Shareholders From:
Net investment income:
Class II	(4,111,005)	(5,303,348)
Class P	(133,694)	(109,610)
Class VI (a)	—	(18,987)

Change in net assets from shareholder distributions	(4,244,699)	(5,431,945)

Change in net assets from capital transactions	(32,644,554)	(37,697,219)

Change in net assets	(39,321,387)	(26,369,693)

Net Assets:
Beginning of year	324,271,582	350,641,275

End of year	$284,950,195	$324,271,582

Accumulated undistributed net investment income at end of year	$296,897	$143,142

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$18,049,615	$21,243,768
Proceeds from shares issued from class conversion	—	8,104,326
Dividends reinvested	4,111,005	5,303,348
Cost of shares redeemed	(57,370,120)	(67,398,569)

Total Class II Shares	(35,209,500)	(32,747,127)

Class P Shares
Proceeds from shares issued	2,805,430	3,624,268
Dividends reinvested	133,694	109,610
Cost of shares redeemed	(374,178)	(306,458)

Total Class P Shares	2,564,946	3,427,420

Class VI Shares (a)
Proceeds from shares issued	—	760,723
Dividends reinvested	—	18,987
Cost of shares redeemed in class conversion	—	(8,104,326)
Cost of shares redeemed	—	(1,052,896)

Total Class VI Shares	—	(8,377,512)

Change in net assets from capital transactions	$(32,644,554)	$(37,697,219)

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Aggressive Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class II Shares
Issued	1,367,898	1,670,594
Issued in class conversion	—	645,593
Reinvested	330,818	408,684
Redeemed	(4,381,136)	(5,264,216)

Total Class II Shares	(2,682,420)	(2,539,345)

Class P Shares
Issued	215,185	284,498
Reinvested	10,812	8,467
Redeemed	(28,749)	(24,185)

Total Class P Shares	197,248	268,780

Class VI Shares (a)
Issued	—	62,288
Reinvested	—	1,516
Redeemed in class conversion	—	(650,218)
Redeemed	—	(86,575)

Total Class VI Shares	—	(672,989)

Total change in shares	(2,485,172)	(2,943,554)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$12.93	0.17	(0.30)	(0.13)	(0.19)	(0.19)	–	$12.61	(1.00%	)	$276,290,065	0.59%	1.32%	0.59%	9.33%
Year Ended December 31, 2014 (e)	$12.52	0.20	0.42	0.62	(0.21)	(0.21)	–	$12.93	4.99%		$317,928,316	0.58%	1.57%	0.58%	15.54%
Year Ended December 31, 2013 (e)	$9.99	0.17	2.55	2.72	(0.19)	(0.19)	–	$12.52	27.25%		$339,488,645	0.59%	1.50%	0.59%	6.27%
Year Ended December 31, 2012 (e)	$8.75	0.13	1.26	1.39	(0.15)	(0.15)	–	$9.99	15.90%		$323,279,707	0.59%	1.42%	0.59%	6.83%
Year Ended December 31, 2011 (e)	$9.27	0.13	(0.48)	(0.35)	(0.17)	(0.17)	–	$8.75	(3.93%	)	$358,725,719	0.58%	1.36%	0.58%	15.64%

Class P Shares
Year Ended December 31, 2015 (e)	$12.88	0.23	(0.33)	(0.10)	(0.22)	(0.22)	–	$12.56	(0.79%	)	$8,660,130	0.44%	1.78%	0.44%	9.33%
Year Ended December 31, 2014 (e)	$12.48	0.26	0.38	0.64	(0.24)	(0.24)	–	$12.88	5.13%		$6,343,266	0.43%	2.07%	0.43%	15.54%
Year Ended December 31, 2013 (e)	$9.97	0.30	2.43	2.73	(0.22)	(0.22)	–	$12.48	27.39%		$2,789,521	0.43%	2.62%	0.43%	6.27%
Period Ended December 31, 2012 (e)(f)	$9.66	0.30	0.20	0.50	(0.19)	(0.19)	–	$9.97	5.13%		$757,616	0.44%	4.67%	0.44%	6.83%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

17

Notes to Financial Statements (Continued)

December 31, 2015

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$280,854	$(280,854)

Amount designated as “—” is zero or has been rounded to zero.

18

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

19

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $106,695 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,303.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $454,979.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

20

Notes to Financial Statements (Continued)

December 31, 2015

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT International Index Fund, Class Y	$90,569,059	$8,513,939	$13,863,664	$2,162,715	$1,663,072	$—	$82,695,200
NVIT Mid Cap Index Fund, Class Y	42,249,244	4,208,737	5,399,657	486,811	2,891,706	2,701,031	37,052,994
NVIT S&P 500 Index Fund, Class Y	119,999,215	6,743,652	19,042,820	2,094,329	5,424,948	1,641,462	105,501,395
NVIT Small Cap Index Fund, Class Y	39,007,397	5,139,035	8,603,834	444,323	4,834,714	2,651,553	31,274,607
Nationwide Core Plus Bond Fund, Institutional Class	13,085,615	1,234,515	2,599,248	380,799	(9,428)	1,823	11,457,124
NVIT Bond Index Fund, Class Y	19,542,149	2,995,403	4,920,222	360,528	126,843	204,201	17,127,391

Amount designated as “—” is zero or has been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $28,835,281 and sales of $54,429,445 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at

21

Notes to Financial Statements (Continued)

December 31, 2015

www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,244,699	$—	$4,244,699	$—	$4,244,699

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,431,945	$—	$5,431,945	$—	$5,431,945

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$296,897	$20,543,223	$20,840,120	$—	$39,700,168	$60,540,288

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$245,408,543	$46,455,049	$(6,754,881)	$39,700,168

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $760,179 and are no longer eligible to offset future capital gains, if any.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

24

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 59.80%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $2,113,451 or $0.0935 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $91,168 or $0.0040 per outstanding share.

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

NVIT Investor Destinations Balanced Fund

AR-ID-BAL 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Balanced Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Balanced Fund (Class II) registered -0.17% versus 0.14% for its blended benchmark, 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was
-0.92% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The Fund’s target allocation is 50% equity investments and 50% fixed-income investments. During the reporting period, the Fund’s overall return was most influenced by general weakness across global equity markets.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400® Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000 Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund primarily by the NVIT S&P 500 Index Fund,

served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500® Index, were leaders in this asset class, offsetting a large decline in the energy sector.

The Fund’s four underlying fixed-income positions posted modestly positive returns during the reporting period. The Nationwide Contract, which returned 3.40% and was the leader of these four positions, contributed 0.42% to the Fund’s overall return for the period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund invests in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or

4

Fund Commentary (con’t.)	NVIT Investor Destinations Balanced Fund

that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Balanced Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Bond Index Fund Class Y	26.0%
NVIT S&P 500 Index Fund Class Y	20.0%
NVIT International Index Fund Class Y	15.0%
Nationwide Contract	12.0%
NVIT Mid Cap Index Fund Class Y	8.0%
Nationwide Core Plus Bond Fund Institutional Class	7.0%
NVIT Short Term Bond Fund Class Y	5.0%
Nationwide Ziegler Equity Income Fund Institutional Class	4.0%
NVIT Small Cap Index Fund Class Y	3.0%
100.0%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT Investor Destinations Balanced Fund

Asset Allocation†

Equity Funds	49.8%
Fixed Income Funds	38.1%
Fixed Contract	12.1%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	26.1%
NVIT S&P 500 Index Fund, Class Y	19.9%
NVIT International Index Fund, Class Y	15.0%
Nationwide Fixed Contract	12.1%
NVIT Mid Cap Index Fund, Class Y	7.9%
Nationwide Core Plus Bond Fund, Institutional Class	7.0%
NVIT Short Term Bond Fund, Class Y	5.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	4.0%
NVIT Small Cap Index Fund, Class Y	3.0%
100.0%

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -0.17%, underperforming its blended benchmark by 0.31% and outperforming the Lipper peer category median by 0.75%

•	Five of the Fund’s nine underlying investments posted a positive return

•

Of the five underlying equity investments, only the Fund’s investment in the NVIT S&P 500 Index Fund, an index fund tracking U.S. large-capitalization stocks (its second-largest allocation at 20% of the portfolio), was a positive performer, returning a modest 1.28%

•	The Nationwide Contract, which credits a fixed rate of interest that adjusts quarterly and represented 12% of the Fund’s portfolio, contributed 0.42% to the Fund’s overall return

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Balanced Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	Inception
Class II	(0.17)%	8.77%	[2]
Class P	(0.01)%	5.78%	[3]
Russell 3000® Index	0.48%	17.03%
Blended Index	0.14%	8.90%
CPI	0.73%	1.58%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

[3]	Since inception date of April 30, 2012.

Expense Ratios

Expense Ratio^
Class II	0.82%
Class P	0.67%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Balanced Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Balanced Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Blended Index*, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Balanced Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	983.00	2.85	0.57
	Hypothetical	(b)(c)	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	(b)	1,000.00	983.30	2.10	0.42
	Hypothetical	(b)(c)	1,000.00	1,023.09	2.14	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Balanced Fund

Mutual Funds 87.9%

	Shares	Market Value

Equity Funds 49.8%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	4,146,696	$54,031,452
NVIT International Index Fund, Class Y (a)	23,400,561	203,818,889
NVIT Mid Cap Index Fund, Class Y (a)	4,826,270	108,349,760
NVIT S&P 500 Index Fund, Class Y (a)	19,418,677	271,667,296
NVIT Small Cap Index Fund, Class Y (a)	3,361,200	40,300,788

Total Equity Funds (cost $594,155,972)		678,168,185

Fixed Income Funds 38.1%
Nationwide Core Plus Bond Fund, Institutional Class (a)	9,469,587	95,264,047
NVIT Bond Index Fund, Class Y (a)	34,190,759	354,900,076
NVIT Short Term Bond Fund, Class Y (a)	6,656,782	67,832,613

Total Fixed Income Funds (cost $535,509,332)		517,996,736

Total Mutual Funds (cost $1,129,665,304)		1,196,164,921

Fixed Contract 12.1%

	Principal Amount

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$164,962,954	164,962,954

Total Fixed Contract (cost $164,962,954)		164,962,954

Total Investments (cost $1,294,628,258) (d) — 100.0%		1,361,127,875
Liabilities in excess of other assets — 0.0%†		(662,614)

NET ASSETS — 100.0%		$1,360,465,261

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,294,628,258)	$1,361,127,875
Receivable for capital shares issued	1,199,023
Prepaid expenses	2,304

Total Assets	1,362,329,202

Liabilities:
Payable for investments purchased	1,198,778
Payable for capital shares redeemed	245
Accrued expenses and other payables:
Investment advisory fees	149,965
Fund administration fees	28,144
Distribution fees	288,398
Administrative servicing fees	172,407
Accounting and transfer agent fees	158
Custodian fees	7,435
Compliance program costs (Note 3)	1,452
Professional fees	9,902
Printing fees	6,921
Other	136

Total Liabilities	1,863,941

Net Assets	$1,360,465,261

Represented by:
Capital	$1,256,878,064
Accumulated undistributed net investment income	2,552,161
Accumulated net realized gains from affiliated investments	34,535,419
Net unrealized appreciation/(depreciation) from investments in affiliates	66,499,617

Net Assets	$1,360,465,261

Net Assets:
Class II Shares	$1,356,409,775
Class P Shares	4,055,486

Total	$1,360,465,261

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	91,416,628
Class P Shares	273,926

Total	91,690,554

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.84
Class P Shares	$14.81

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$25,261,189
Interest income from affiliates	5,318,489

Total Income	30,579,678

EXPENSES:
Investment advisory fees	1,719,287
Fund administration fees	323,706
Distribution fees Class II Shares	3,297,214
Distribution fees Class P Shares	9,140
Administrative servicing fees Class II Shares	1,990,422
Professional fees	55,819
Printing fees	19,809
Trustee fees	37,066
Custodian fees	49,504
Accounting and transfer agent fees	998
Compliance program costs (Note 3)	5,689
Other	33,068

Total expenses before earnings credit	7,541,722

Earnings credit (Note 5)	(2)

Net Expenses	7,541,720

NET INVESTMENT INCOME	23,037,958

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	19,040,402
Net realized gains from investment transactions with affiliates	17,855,707

Net realized gains from affiliated investments	36,896,109

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(63,899,254)

Net realized/unrealized losses from affiliated investments	(27,003,145)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,965,187)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$23,037,958	$20,425,038
Net realized gains from affiliated investments	36,896,109	29,247,061
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(63,899,254)	1,949,192

Change in net assets resulting from operations	(3,965,187)	51,621,291

Distributions to Shareholders From:
Net investment income:
Class II	(23,095,969)	(20,799,485)
Class P	(75,587)	(55,839)
Class VI (a)	–	(2,290)
Net realized gains:
Class II	(28,977,559)	(4,399,204)
Class P	(79,226)	(9,910)
Class VI (a)	–	–

Change in net assets from shareholder distributions	(52,228,341)	(25,266,728)

Change in net assets from capital transactions	167,441,006	156,062,894

Change in net assets	111,247,478	182,417,457

Net Assets:
Beginning of year	1,249,217,783	1,066,800,326

End of year	$1,360,465,261	$1,249,217,783

Accumulated undistributed net investment income at end of year	$2,552,161	$693,181

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$151,519,454	$145,887,451
Proceeds from shares issued from class conversion	–	1,503,923
Dividends reinvested	52,073,528	25,198,689
Cost of shares redeemed	(37,234,871)	(14,200,569)

Total Class II Shares	166,358,111	158,389,494

Class P Shares
Proceeds from shares issued	1,403,575	1,483,206
Dividends reinvested	154,813	65,749
Cost of shares redeemed	(475,493)	(2,524,498)

Total Class P Shares	1,082,895	(975,543)

Class VI Shares (a)
Proceeds from shares issued	–	308,035
Dividends reinvested	–	2,290
Cost of shares redeemed in class conversion	–	(1,503,923)
Cost of shares redeemed	–	(157,459)

Total Class VI Shares	–	(1,351,057)

Change in net assets from capital transactions	$167,441,006	$156,062,894

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Balanced Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014

SHARE TRANSACTIONS:
Class II Shares
Issued	9,726,358	9,475,073
Issued in class conversion	–	98,697
Reinvested	3,507,923	1,623,672
Redeemed	(2,366,411)	(922,116)

Total Class II Shares	10,867,870	10,275,326

Class P Shares
Issued	90,715	96,847
Reinvested	10,450	4,245
Redeemed	(30,214)	(167,772)

Total Class P Shares	70,951	(66,680)

Class VI Shares (a)
Issued	–	20,168
Reinvested	–	150
Redeemed in class conversion	–	(98,699)
Redeemed	–	(10,423)

Total Class VI Shares	–	(88,804)

Total change in shares	10,938,821	10,119,842

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Statement of Cash Flows

For the Year Ended December 31, 2015

NVIT Investor Destinations Balanced Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net decrease in net assets from operations	$(3,965,187)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(279,521,176)
Proceeds from disposition of affiliated investments	127,487,288
Reinvestment of interest income from affiliates	(5,318,489)
Change in unrealized (appreciation)/depreciation from investments in affiliates	63,899,254
Net realized gain from investment transactions with affiliates	(17,855,707)
Increase in prepaid expenses	(428)
Increase in payable for investments purchased	227,924
Increase in investment advisory fees	12,827
Increase in fund administration fees	2,059
Increase in distribution fees	24,667
Increase in administrative servicing fees	25,247
Decrease in accounting and transfer agent fees	(65)
Increase in custodian fees	3,883
Increase in compliance program costs	466
Decrease in professional fees	(4,765)
Decrease in printing fees	(1,158)
Decrease in other payables	(1,381)

Net cash used in operating activities	(114,984,741)

Cash flows provided by financing activities:
Proceeds from shares issued	152,695,590
Cost of shares redeemed	(37,710,849)

Net cash provided by financing activities	114,984,741

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $52,228,341.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$15.47	0.27	(0.30)	(0.03)	(0.26)	(0.34)	(0.60)	–	$14.84	(0.17%)	$1,356,409,775	0.57%	1.74%	0.57%	9.65%
Year Ended December 31, 2014 (e)	$15.10	0.27	0.42	0.69	(0.26)	(0.06)	(0.32)	–	$15.47	4.59%	$1,246,083,979	0.57%	1.75%	0.57%	18.34%
Year Ended December 31, 2013 (e)	$13.65	0.26	1.57	1.83	(0.25)	(0.13)	(0.38)	–	$15.10	13.42%	$1,061,392,009	0.57%	1.81%	0.57%	4.07%
Year Ended December 31, 2012 (e)	$12.82	0.27	0.93	1.20	(0.23)	(0.14)	(0.37)	–	$13.65	9.39%	$745,443,923	0.58%	2.00%	0.58%	6.08%
Year Ended December 31, 2011 (e)	$12.99	0.24	(0.11)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.88%	$501,888,883	0.58%	1.84%	0.58%	11.93%

Class P Shares
Year Ended December 31, 2015 (e)	$15.44	0.31	(0.32)	(0.01)	(0.28)	(0.34)	(0.62)	–	$14.81	(0.01%)	$4,055,486	0.42%	2.00%	0.42%	9.65%
Year Ended December 31, 2014 (e)	$15.08	0.33	0.38	0.71	(0.29)	(0.06)	(0.35)	–	$15.44	4.69%	$3,133,804	0.42%	2.11%	0.42%	18.34%
Year Ended December 31, 2013 (e)	$13.63	0.35	1.50	1.85	(0.27)	(0.13)	(0.40)	–	$15.08	13.63%	$4,066,929	0.42%	2.41%	0.42%	4.07%
Period Ended December 31, 2012 (e)(f)	$13.58	0.33	0.12	0.45	(0.26)	(0.14)	(0.40)	–	$13.63	3.34%	$881,912	0.43%	3.68%	0.43%	6.08%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

17

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015, the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$164,962,954	$164,962,954
Mutual Funds	1,196,164,921	—	—	1,196,164,921
Total	$1,196,164,921	$—	$164,962,954	$1,361,127,875

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$149,115,183	$149,115,183
Interest Income from Affiliates	5,318,489	5,318,489
Purchases	12,632,228	12,632,228
Sales	(2,102,946)	(2,102,946)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$164,962,954	$164,962,954

Amounts designated as “—” are zero or have been rounded to zero.

18

Notes to Financial Statements (Continued)

December 31, 2015

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$164,962,954	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or

19

Notes to Financial Statements (Continued)

December 31, 2015

designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

20

Notes to Financial Statements (Continued)

December 31, 2015

purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$1,992,578	$(1,992,578)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

21

Notes to Financial Statements (Continued)

December 31, 2015

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $323,706 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

22

Notes to Financial Statements (Continued)

December 31, 2015

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $5,689.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,990,422.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$36,878,080	$21,453,987	$778,179	$1,319,009	$42,543	$862,040	$54,031,452
NVIT International Index Fund, Class Y	172,709,366	48,782,055	9,878,580	5,211,933	2,369,629	—	203,818,889
NVIT Mid Cap Index Fund, Class Y	114,169,404	20,509,130	15,836,533	1,396,166	6,029,132	7,168,762	108,349,760
NVIT S&P 500 Index Fund, Class Y	250,346,758	33,439,872	6,842,617	5,298,234	3,132,147	3,880,124	271,667,296
NVIT Small Cap Index Fund, Class Y	51,605,163	9,149,602	15,831,695	557,610	6,249,915	3,067,712	40,300,788

23

Notes to Financial Statements (Continued)

December 31, 2015

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Core Plus Bond Fund, Institutional Class	$61,482,240	$36,147,747	$—	$2,604,850	$—	$15,100	$95,264,047
NVIT Bond Index Fund, Class Y	288,158,749	87,595,487	9,607,564	7,463,033	(19,751)	4,046,664	354,900,076
NVIT Short Term Bond Fund, Class Y	125,354,102	9,811,068	66,609,174	1,410,354	52,092	—	67,832,613
Nationwide Fixed Contract	149,115,183	12,632,228	2,102,946	5,318,489	—	—	164,962,954

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $279,521,176 and sales of $127,487,288 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements

24

Notes to Financial Statements (Continued)

December 31, 2015

is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$23,171,556	$29,056,785	$52,228,341	$—	$52,228,341

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$20,857,614	$4,409,114	$25,266,728	$—	$25,266,728

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,552,164	$34,857,249	$37,409,413	$—	$66,177,784	$103,587,197

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,294,950,091	$100,411,164	$(34,233,380)	$66,177,784

25

Notes to Financial Statements (Continued)

December 31, 2015

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

27

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 31.64%.

The Fund designates $29,056,785, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $5,093,209 or $0.0555 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $214,368 or $0.0023 per outstanding share.

28

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

30

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

33

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

34

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

35

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

36

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

37

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Annual Report

December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund

AR-ID-CAP 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Capital Appreciation Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Capital Appreciation Fund (Class II) registered -0.53% versus 0.41% for its blended benchmark, 50% Russell 3000® Index, 20% MSCI EAFE® Index, 20% Barclays U.S. Aggregate Bond Index and 10% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 223 funds as of December 31, 2015) was -0.97% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 70% equity investments and 30% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400® Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000® Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund primarily by the NVIT S&P 500 Index Fund, served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500® Index, were leaders in this asset class, offsetting a large decline in the energy sector.

All four of the Fund’s underlying fixed-income positions posted modestly positive returns, led by the Nationwide Contract, and contributed slightly to the Fund’s overall return during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund invests in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary (con’t.)	NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Capital Appreciation Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT S&P 500 Index Fund Class Y	30.0%
NVIT International Index Fund Class Y	21.0%
NVIT Bond Index Fund Class Y	17.0%
NVIT Mid Cap Index Fund Class Y	11.0%
NVIT Small Cap Index Fund Class Y	5.0%
Nationwide Contract	5.0%
Nationwide Core Plus Bond Fund Institutional Class	5.0%
NVIT Short Term Bond Fund Class Y	3.0%
Nationwide Ziegler Equity Income Fund Institutional Class	3.0%
100.0%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT Investor Destinations Capital Appreciation Fund

Asset Allocation†

Equity Funds	69.7%
Fixed Income Funds	25.2%
Fixed Contract	5.1%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	30.0%
NVIT International Index Fund, Class Y	20.9%
NVIT Bond Index Fund, Class Y	17.0%
NVIT Mid Cap Index Fund, Class Y	10.8%
Nationwide Core Plus Bond Fund, Institutional Class	5.1%
Nationwide Fixed Contract	5.1%
NVIT Small Cap Index Fund, Class Y	4.9%
NVIT Short Term Bond Fund, Class Y	3.1%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.1%
100.0%

Objective

The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -0.53%, underperforming its blended benchmark by 0.94% and outperforming the Lipper peer category median by 0.44%

•	Five of the Fund’s nine underlying investments posted a positive return

•

Of the five underlying equity investments, only the Fund’s investment in the NVIT S&P 500 Index Fund, an index fund tracking U.S. large-capitalization stocks (its largest allocation at 30% of the portfolio), was a positive performer, returning a modest 1.28%

•	The Nationwide Contract, which credits a fixed rate of interest that adjusts quarterly and represented 5% of the Fund’s portfolio, contributed slightly to the Fund’s overall return

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Capital Appreciation Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception
Class II	(0.53)%	6.82%	11.21%	[2]
Class P	(0.39)%	6.93%	11.30%	[3]
Russell 3000® Index	0.48%	12.18%	17.03%
Blended Index	0.41%	7.76%	11.81%
CPI	0.73%	1.53%	1.58%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

[3]	Since inception date of April 30, 2012.

Expense Ratios

Expense Ratio^
Class II	0.82%
Class P	0.67%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class' actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Capital Appreciation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 50% Russell 3000® Index, 20% MSCI EAFE® Index, 20% Barclays U.S. Aggregate Bond Index and 10% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Capital Appreciation Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	973.90	2.84	0.57
	Hypothetical	(b)(c)	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	(b)	1,000.00	974.20	2.09	0.42
	Hypothetical	(b)(c)	1,000.00	1,023.09	2.14	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 94.9%

	Shares	Market Value

Equity Funds 69.7%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	3,494,507	$45,533,430
NVIT International Index Fund, Class Y (a)	35,469,070	308,935,603
NVIT Mid Cap Index Fund, Class Y (a)	7,126,253	159,984,379
NVIT S&P 500 Index Fund, Class Y (a)	31,681,565	443,225,094
NVIT Small Cap Index Fund, Class Y (a)	6,005,411	72,004,877

Total Equity Funds (cost $839,526,612)		1,029,683,383

Fixed Income Funds 25.2%
Nationwide Core Plus Bond Fund, Institutional Class (a)	7,505,959	75,509,948
NVIT Bond Index Fund, Class Y (a)	24,116,849	250,332,895
NVIT Short Term Bond Fund, Class Y (a)	4,488,523	45,738,045

Total Fixed Income Funds (cost $385,257,375)		371,580,888

Total Mutual Funds (cost $1,224,783,987)		1,401,264,271

Fixed Contract 5.1%

	Principal Amount

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$75,291,830	75,291,830

Total Fixed Contract (cost $75,291,830)		75,291,830

Total Investments (cost $1,300,075,817) (d) — 100.0%		1,476,556,101
Liabilities in excess of other assets — 0.0%†		(721,378)

NET ASSETS — 100.0%		$1,475,834,723

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $1,300,075,817)	$1,476,556,101
Receivable for investments sold	465,363
Receivable for capital shares issued	3
Prepaid expenses	2,729

Total Assets	1,477,024,196

Liabilities:
Payable for capital shares redeemed	465,367
Accrued expenses and other payables:
Investment advisory fees	163,377
Fund administration fees	30,352
Distribution fees	314,189
Administrative servicing fees	187,991
Accounting and transfer agent fees	181
Custodian fees	8,479
Compliance program costs (Note 3)	1,612
Professional fees	10,578
Printing fees	7,211
Other	136

Total Liabilities	1,189,473

Net Assets	$1,475,834,723

Represented by:
Capital	$1,238,963,724
Accumulated undistributed net investment income	2,272,378
Accumulated net realized gains from affiliated investments	58,118,337
Net unrealized appreciation/(depreciation) from investments in affiliates	176,480,284

Net Assets	$1,475,834,723

Net Assets:
Class II Shares	$1,471,446,086
Class P Shares	4,388,637

Total	$1,475,834,723

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	87,710,171
Class P Shares	262,469

Total	87,972,640

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$16.78
Class P Shares	$16.72

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$29,393,614
Interest income from affiliates	2,577,652

Total Income	31,971,266

EXPENSES:
Investment advisory fees	1,983,560
Fund administration fees	367,285
Distribution fees Class II Shares	3,805,027
Distribution fees Class P Shares	9,549
Administrative servicing fees Class II Shares	2,295,580
Professional fees	61,801
Printing fees	18,804
Trustee fees	42,585
Custodian fees	56,883
Accounting and transfer agent fees	1,022
Compliance program costs (Note 3)	6,469
Other	31,472

Total Expenses	8,680,037

NET INVESTMENT INCOME	23,291,229

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	27,577,546
Net realized gains from investment transactions with affiliates	32,510,959

Net realized gains from affiliated investments	60,088,505

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(91,311,919)

Net realized/unrealized losses from affiliated investments	(31,223,414)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,932,185)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$23,291,229	$25,128,733
Net realized gains from affiliated investments	60,088,505	56,016,590
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(91,311,919)	(4,764,525)

Change in net assets resulting from operations	(7,932,185)	76,380,798

Distributions to Shareholders From:
Net investment income:
Class II	(23,530,214)	(25,778,022)
Class P	(78,953)	(57,004)
Class VI (a)	—	(2,828)
Net realized gains:
Class II	(55,274,476)	(21,045,965)
Class P	(145,743)	(36,600)
Class VI (a)	—	—

Change in net assets from shareholder distributions	(79,029,386)	(46,920,419)

Change in net assets from capital transactions	41,150,257	14,279,175

Change in net assets	(45,811,314)	43,739,554

Net Assets:
Beginning of year	1,521,646,037	1,477,906,483

End of year	$1,475,834,723	$1,521,646,037

Accumulated undistributed net investment income at end of year	$2,272,378	$786,870

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$41,010,634	$37,386,091
Proceeds from shares issued from class conversion	—	1,385,107
Dividends reinvested	78,804,690	46,823,987
Cost of shares redeemed	(80,131,411)	(71,264,049)

Total Class II Shares	39,683,913	14,331,136

Class P Shares
Proceeds from shares issued	1,458,562	1,269,372
Dividends reinvested	224,696	93,604
Cost of shares redeemed	(216,914)	(112,339)

Total Class P Shares	1,466,344	1,250,637

Class VI Shares (a)
Proceeds from shares issued	—	196,142
Dividends reinvested	—	2,828
Cost of shares redeemed in class conversion	—	(1,385,107)
Cost of shares redeemed	—	(116,461)

Total Class VI Shares	—	(1,302,598)

Change in net assets from capital transactions	$41,150,257	$14,279,175

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class II Shares
Issued	2,314,685	2,093,738
Issued in class conversion	—	78,731
Reinvested	4,704,752	2,614,250
Redeemed	(4,516,546)	(4,000,104)

Total Class II Shares	2,502,891	786,615

Class P Shares
Issued	82,568	71,322
Reinvested	13,458	5,238
Redeemed	(12,159)	(6,405)

Total Class P Shares	83,867	70,155

Class VI Shares (a)
Issued	—	11,275
Reinvested	—	160
Redeemed in class conversion	—	(78,703)
Redeemed	—	(6,623)

Total Class VI Shares	—	(73,891)

Total change in shares	2,586,758	782,879

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$17.82	0.27	(0.38)	(0.11)	(0.27)	(0.66)	(0.93)	–	$16.78	(0.53%	)	$1,471,446,086	0.57%	1.53%	0.57%	9.53%
Year Ended December 31, 2014 (e)	$17.47	0.30	0.61	0.91	(0.31)	(0.25)	(0.56)	–	$17.82	5.21%		$1,518,471,691	0.57%	1.67%	0.57%	14.02%
Year Ended December 31, 2013 (e)	$15.08	0.28	2.65	2.93	(0.29)	(0.25)	(0.54)	–	$17.47	19.49%		$1,474,725,072	0.57%	1.71%	0.57%	8.52%
Year Ended December 31, 2012 (e)	$13.82	0.27	1.42	1.69	(0.26)	(0.17)	(0.43)	–	$15.08	12.25%		$1,201,822,683	0.57%	1.84%	0.57%	9.92%
Year Ended December 31, 2011 (e)	$14.24	0.26	(0.38)	(0.12)	(0.29)	(0.01)	(0.30)	–	$13.82	(0.94%	)	$920,160,293	0.57%	1.80%	0.57%	11.61%

Class P Shares
Year Ended December 31, 2015 (e)	$17.77	0.35	(0.43)	(0.08)	(0.31)	(0.66)	(0.97)	–	$16.72	(0.39%	)	$4,388,637	0.42%	1.98%	0.42%	9.53%
Year Ended December 31, 2014 (e)	$17.43	0.40	0.53	0.93	(0.34)	(0.25)	(0.59)	–	$17.77	5.36%		$3,174,346	0.42%	2.22%	0.42%	14.02%
Year Ended December 31, 2013 (e)	$15.05	0.39	2.56	2.95	(0.32)	(0.25)	(0.57)	–	$17.43	19.69%		$1,890,181	0.42%	2.36%	0.42%	8.52%
Period Ended December 31, 2012 (e)(f)	$14.91	0.62	(0.01)	0.61	(0.30)	(0.17)	(0.47)	–	$15.05	4.15%		$729,593	0.42%	6.22%	0.42%	9.92%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015 the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$75,291,830	$75,291,830
Mutual Funds	1,401,264,271	—	—	1,401,264,271
Total	$1,401,264,271	$—	$75,291,830	$1,476,556,101

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$76,630,517	$76,630,517
Interest Income from Affiliates	2,577,652	2,577,652
Purchases	836,116	836,116
Sales	(4,752,455)	(4,752,455)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$75,291,830	$75,291,830

Amounts designated as “—” are zero or have been rounded to zero

17

Notes to Financial Statements (Continued)

December 31, 2015

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$75,291,830	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 -3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or

18

Notes to Financial Statements (Continued)

December 31, 2015

designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. .

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

19

Notes to Financial Statements (Continued)

December 31, 2015

purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$1,803,446	$(1,803,446)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

20

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $367,285 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $6,469.

21

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $2,295,580.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $774.

22

Notes to Financial Statements (Continued)

December 31, 2015

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$32,363,594	$16,495,760	$282,890	$1,126,258	$11,555	$728,941	$45,533,430
NVIT International Index Fund, Class Y	291,324,561	40,824,045	12,750,131	7,836,576	3,097,650	—	308,935,603
NVIT Mid Cap Index Fund, Class Y	173,573,484	14,301,550	10,722,827	2,096,068	3,200,579	11,307,109	159,984,379
NVIT S&P 500 Index Fund, Class Y	477,021,869	16,698,591	41,982,276	8,714,309	18,103,176	6,620,888	443,225,094
NVIT Small Cap Index Fund, Class Y	96,015,490	7,990,219	22,676,897	1,020,414	8,255,220	5,923,416	72,004,877
Nationwide Core Plus Bond Fund, Institutional Class	76,480,567	3,413,119	2,716,143	2,360,459	(7,725)	11,975	75,509,948
NVIT Bond Index Fund, Class Y	223,867,060	53,677,649	19,219,569	5,277,621	238,647	2,985,217	250,332,895
NVIT Short-Term Bond Fund, Class Y	75,103,774	1,335,215	30,070,583	961,909	(388,143)	—	45,738,045
Nationwide Fixed Contract	76,630,517	836,116	4,752,455	2,577,652	—	—	75,291,830

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

6.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

23

Notes to Financial Statements (Continued)

December 31, 2015

7.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $155,572,264 and sales of $145,173,771 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$23,609,167	$55,420,219	$79,029,386	$—	$79,029,386

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$25,837,854	$21,082,565	$46,920,419	$—	$46,920,419

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

24

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,294,734	$58,305,286	$60,600,020	$—	$176,270,979	$236,870,999

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,300,285,122	$200,123,095	$(23,852,116)	$176,270,979

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Investor Destinations Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 46.94%.

The Fund designates $55,420,219, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $7,658,064 or $0.0871 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $328,036 or $0.0037 per outstanding share.

27

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

32

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

33

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

35

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

36

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2015

NVIT Investor Destinations Conservative Fund

AR-ID-CON 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Conservative Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Conservative Fund (Class II) returned 0.26% versus 0.59% for its blended benchmark, 15% Russell 3000® Index, 5% MSCI EAFE® Index, 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. 1-3 year Government/Credit Bond Index and 5% Citigroup 3-Month US Treasury Bill Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 130 funds as of December 31, 2015) was -0.65% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The Fund’s target allocation is 40% equity investments and 60% fixed-income investments. Nevertheless, during the reporting period the Fund’s overall return was more influenced by general weakness across global equity markets than by the fixed-income markets.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400® Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000® Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund primarily by the NVIT S&P 500 Index Fund, served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500® Index, were leaders in this asset class, offsetting a large decline in the energy sector.

Four of the Fund’s five underlying fixed-income positions posted positive returns during the reporting period. The Nationwide Contract, which returned 3.40% and was the leader of these five positions, contributed 0.85% to the Fund’s overall return for the period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund invests in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

4

Fund Commentary (con’t.)	NVIT Investor Destinations Conservative Fund

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Conservative Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Bond Index Fund Class Y	34.0%
Nationwide Contract	24.0%
NVIT Short Term Bond Fund Class Y	10.0%
NVIT S&P 500 Index Fund Class Y	8.0%
Nationwide Core Plus Bond Fund Institutional Class	7.0%
Nationwide Inflation-Protected Securities Fund Institutional Class	5.0%
NVIT International Index Fund Class Y	5.0%
Nationwide Ziegler Equity Income Fund Institutional Class	3.0%
NVIT Mid Cap Index Fund Class Y	3.0%
NVIT Small Cap Index Fund Class Y	1.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT Investor Destinations Conservative Fund

Asset Allocation†

Fixed Income Funds	56.0%
Fixed Contract	24.0%
Equity Funds	20.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	34.0%
Nationwide Fixed Contract	24.0%
NVIT Short Term Bond Fund, Class Y	10.0%
NVIT S&P 500 Index Fund, Class Y	8.0%
Nationwide Core Plus Bond Fund, Institutional Class	7.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	5.0%
NVIT International Index Fund, Class Y	5.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.0%
NVIT Mid Cap Index Fund, Class Y	3.0%
NVIT Small Cap Index Fund, Class Y	1.0%
100.0%

Objective

The Fund seeks a high level of total return consistent with a conservative level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) returned 0.26%, underperforming the blended benchmark by 0.33% and outperforming the Lipper peer category median by 0.91%

•	Five of the Fund’s 10 underlying investments posted a positive return

•

Of the five underlying fixed-income investments, the Nationwide Contract, which credits a fixed rate of interest that adjusts quarterly and which represented 24% of the Fund’s portfolio, contributed 0.85% to the Fund’s overall return

•

Of the five underlying equity investments, only the Fund’s investment in the NVIT S&P 500 Index Fund, an index fund tracking U.S. large-capitalization stocks (and the Fund’s largest equity allocation at 8% of the portfolio), was a positive performer, returning a modest 1.28%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class II	0.26%	3.40%	3.68%
Class P	0.45%	N/A	3.18%	[2]
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Blended Index	0.59%	3.78%	4.36%
CPI	0.73%	1.53%	1.86%

N/A	— Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2012.

Expense Ratios

Expense Ratio^
Class II	0.79%
Class P	0.64%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Barclays U.S. Aggregate Bond Index, the Blended index*, and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 15% Russell 3000® Index, 5% MSCI EAFE® Index, 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. 1-3 Year Government/Credit Bond Index and 5% Citigroup 3-Month US Treasury Bill Index.

8

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Conservative Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	996.00	2.87	0.57
	Hypothetical	(b)(c)	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	(b)	1,000.00	996.80	2.11	0.42
	Hypothetical	(b)(c)	1,000.00	1,023.09	2.14	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Conservative Fund

Mutual Funds 76.0%

	Shares	Market Value

Equity Funds 20.0%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,738,583	$22,653,732
NVIT International Index Fund, Class Y (a)	4,314,747	37,581,447
NVIT Mid Cap Index Fund, Class Y (a)	1,008,041	22,630,513
NVIT S&P 500 Index Fund, Class Y (a)	4,286,333	59,965,800
NVIT Small Cap Index Fund, Class Y (a)	623,445	7,475,107

Total Equity Funds (cost $141,507,092)		150,306,599

Fixed Income Funds 56.0%
Nationwide Core Plus Bond Fund, Institutional Class (a)	5,246,781	52,782,616
Nationwide Inflation-Protected Securities Fund, Institutional Class* (a)	4,045,904	37,626,906
NVIT Bond Index Fund, Class Y (a)	24,635,383	255,715,278
NVIT Short Term Bond Fund, Class Y (a)	7,383,376	75,236,602

Total Fixed Income Funds (cost $436,714,812)		421,361,402

Total Mutual Funds (cost $578,221,904)		571,668,001

Fixed Contract 24.0%

	Principal Amount

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$180,573,780	180,573,780

Total Fixed Contract (cost $180,573,780)		180,573,780

Total Investments (cost $758,795,684) (d) — 100.0%		752,241,781
Liabilities in excess of other assets — 0.0%†		(374,978)

NET ASSETS — 100.0%		$751,866,803

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $758,795,684)	$752,241,781
Receivable for investments sold	367,065
Receivable for capital shares issued	10,378
Prepaid expenses	1,351

Total Assets	752,620,575

Liabilities:
Payable for capital shares redeemed	377,443
Accrued expenses and other payables:
Investment advisory fees	83,048
Fund administration fees	17,105
Distribution fees	159,709
Administrative servicing fees	95,676
Accounting and transfer agent fees	120
Custodian fees	4,310
Compliance program costs (Note 3)	823
Professional fees	9,113
Printing fees	6,345
Other	80

Total Liabilities	753,772

Net Assets	$751,866,803

Represented by:
Capital	$740,327,125
Accumulated undistributed net investment income	1,542,664
Accumulated net realized gains from affiliated investments	16,550,917
Net unrealized appreciation/(depreciation) from investments in affiliates	(6,553,903)

Net Assets	$751,866,803

Net Assets:
Class II Shares	$749,744,337
Class P Shares	2,122,466

Total	$751,866,803

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	75,587,836
Class P Shares	214,644

Total	75,802,480

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.92
Class P Shares	$9.89

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$11,501,934
Interest income from affiliates	5,950,946

Total Income	17,452,880

EXPENSES:
Investment advisory fees	993,901
Fund administration fees	204,048
Distribution fees Class II Shares	1,906,658
Distribution fees Class P Shares	4,709
Administrative servicing fees Class II Shares	1,147,119
Professional fees	37,477
Printing fees	17,839
Trustee fees	21,289
Custodian fees	28,533
Accounting and transfer agent fees	838
Compliance program costs (Note 3)	3,269
Other	17,507

Total expenses before earnings credit	4,383,187

Earnings credit (Note 5)	(9)

Net Expenses	4,383,178

NET INVESTMENT INCOME	13,069,702

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	6,531,764
Net realized gains from investment transactions with affiliates	11,427,708

Net realized gains from affiliated investments	17,959,472

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(28,298,644)

Net realized/unrealized losses from affiliated investments	(10,339,172)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,730,530

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$13,069,702	$13,749,555
Net realized gains from affiliated investments	17,959,472	26,893,536
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(28,298,644)	(10,183,450)

Change in net assets resulting from operations	2,730,530	30,459,641

Distributions to Shareholders From:
Net investment income:
Class II	(13,186,277)	(14,105,664)
Class P	(40,630)	(34,949)
Class VI (a)	–	(31,182)
Net realized gains:
Class II	(26,084,357)	(23,798,393)
Class P	(65,467)	(53,294)
Class VI (a)	–	–

Change in net assets from shareholder distributions	(39,376,731)	(38,023,482)

Change in net assets from capital transactions	16,039,524	(12,398,024)

Change in net assets	(20,606,677)	(19,961,865)

Net Assets:
Beginning of year	772,473,480	792,435,345

End of year	$751,866,803	$772,473,480

Accumulated undistributed net investment income at end of year	$1,542,664	$406,964

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$86,458,077	$66,006,957
Proceeds from shares issued from class conversion	–	14,808,344
Dividends reinvested	39,270,634	37,904,057
Cost of shares redeemed	(110,095,018)	(117,778,470)

Total Class II Shares	15,633,693	940,888

Class P Shares
Proceeds from shares issued	602,972	692,999
Dividends reinvested	106,097	88,243
Cost of shares redeemed	(303,238)	(178,347)

Total Class P Shares	405,831	602,895

Class VI Shares (a)
Proceeds from shares issued	–	2,081,896
Dividends reinvested	–	31,182
Cost of shares redeemed in class conversion	–	(14,808,344)
Cost of shares redeemed	–	(1,246,541)

Total Class VI Shares	–	(13,941,807)

Change in net assets from capital transactions	$16,039,524	$(12,398,024)

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Conservative Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class II Shares
Issued	8,381,687	6,238,840
Issued in class conversion	–	1,387,979
Reinvested	3,928,099	3,616,369
Redeemed	(10,630,910)	(11,051,369)

Total Class II Shares	1,678,876	191,819

Class P Shares
Issued	58,491	64,803
Reinvested	10,646	8,437
Redeemed	(29,089)	(16,676)

Total Class P Shares	40,048	56,564

Class VI Shares (a)
Issued	–	197,987
Reinvested	–	2,936
Redeemed in class conversion	–	(1,393,386)
Redeemed	–	(117,766)

Total Class VI Shares	–	(1,310,229)

Total change in shares	1,718,924	(1,061,846)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Statement of Cash Flows

For the Year Ended December 31, 2015

NVIT Investor Destinations Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$2,730,530
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(159,804,379)
Proceeds from disposition of affiliated investments	169,504,109
Reinvestment of interest income from affiliates	(5,950,946)
Change in unrealized (appreciation)/depreciation from investments in affiliates	28,298,644
Net realized gain from investment transactions with affiliates	(11,427,708)
Increase in receivable for investments sold	(367,065)
Increase in prepaid expenses	(31)
Decrease in payable for investments purchased	(285,677)
Decrease in investment advisory fees	(2,617)
Decrease in fund administration fees	(467)
Decrease in distribution fees	(5,033)
Decrease in administrative servicing fees	(83)
Decrease in accounting and transfer agent fees	(47)
Increase in custodian fees	1,924
Increase in compliance program costs	195
Decrease in professional fees	(4,261)
Decrease in printing fees	(1,642)
Decrease in other payables	(981)

Net cash provided by operating activities	22,684,465

Cash flows used in financing activities:
Proceeds from shares issued	87,343,546
Cost of shares redeemed	(110,028,011)

Net cash used in financing activities	(22,684,465)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $39,376,731.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$10.43	0.18	(0.15)	0.03	(0.18)	(0.36)	(0.54)	–	$9.92	0.26%	$749,744,337	0.57%	1.71%	0.57%	20.90%
Year Ended December 31, 2014 (e)	$10.55	0.19	0.21	0.40	(0.19)	(0.33)	(0.52)	–	$10.43	3.89%	$770,657,747	0.57%	1.76%	0.57%	37.90%
Year Ended December 31, 2013 (e)	$10.40	0.17	0.33	0.50	(0.19)	(0.16)	(0.35)	–	$10.55	4.83%	$777,429,471	0.57%	1.64%	0.57%	15.71%
Year Ended December 31, 2012 (e)	$10.20	0.20	0.32	0.52	(0.18)	(0.14)	(0.32)	–	$10.40	5.18%	$775,121,597	0.58%	1.95%	0.58%	12.44%
Year Ended December 31, 2011 (e)	$10.19	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.20	2.93%	$625,729,851	0.58%	1.98%	0.58%	15.78%

Class P Shares
Year Ended December 31, 2015 (e)	$10.40	0.21	(0.16)	0.05	(0.20)	(0.36)	(0.56)	–	$9.89	0.45%	$2,122,466	0.42%	2.01%	0.42%	20.90%
Year Ended December 31, 2014 (e)	$10.52	0.23	0.19	0.42	(0.21)	(0.33)	(0.54)	–	$10.40	4.08%	$1,815,733	0.42%	2.13%	0.42%	37.90%
Year Ended December 31, 2013 (e)	$10.38	0.23	0.28	0.51	(0.21)	(0.16)	(0.37)	–	$10.52	4.96%	$1,241,950	0.42%	2.19%	0.42%	15.71%
Period Ended December 31, 2012 (e)(f)	$10.50	0.28	(0.05)	0.23	(0.21)	(0.14)	(0.35)	–	$10.38	2.24%	$771,093	0.42%	3.99%	0.42%	12.44%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

17

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015, the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$180,573,780	$180,573,780
Mutual Funds	571,668,001	—	—	571,668,001
Total	$571,668,001	$—	$180,573,780	$752,241,781

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$170,084,202	$170,084,202
Interest Income from Affiliates	5,950,946	5,950,946
Purchases	24,741,369	24,741,369
Sales	(20,202,737)	(20,202,737)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$180,573,780	$180,573,780

Amounts designated as “—” are zero or have been rounded to zero

18

Notes to Financial Statements (Continued)

December 31, 2015

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$180,573,780	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 -3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a

19

Notes to Financial Statements (Continued)

December 31, 2015

FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect

20

Notes to Financial Statements (Continued)

December 31, 2015

upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$1,292,905	$(1,292,905)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

21

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $204,048 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $3,269.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,147,119.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying

22

Notes to Financial Statements (Continued)

December 31, 2015

Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$22,936,828	$5,029,205	$4,047,647	$606,416	$124,907	$357,160	$22,653,732
NVIT International Index Fund, Class Y	38,352,039	10,483,990	10,459,075	972,211	2,336,488	—	37,581,447
NVIT Mid Cap Index Fund, Class Y	22,988,215	6,972,331	5,073,273	290,751	1,573,089	1,617,448	22,630,513
NVIT S&P 500 Index Fund, Class Y	61,416,229	18,578,048	19,343,594	1,175,503	7,046,959	935,773	59,965,800
NVIT Small Cap Index Fund, Class Y	7,723,042	2,142,218	1,375,823	102,603	5,432	625,305	7,475,107
Nationwide Core Plus Bond Fund, Institutional Class	31,124,777	26,340,454	3,287,300	1,420,586	(5,899)	8,371	52,782,616
Nationwide Inflation-Protected Securities Fund, Institutional Class	46,398,244	2,624,835	10,890,251	—	215,434	—	37,626,906
NVIT Bond Index Fund, Class Y	232,618,937	57,199,474	26,172,560	5,367,310	264,142	2,987,707	255,715,278
NVIT Short Term Bond Fund, Class Y	123,740,970	5,675,809	53,157,185	1,566,554	(132,844)	—	75,236,602
NVIT Money Market Fund, Class Y	15,478,018	16,646	15,494,664	—	—	—	—
Nationwide Fixed Contract	170,084,202	24,741,369	20,202,737	5,950,946	—	—	180,573,780

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a

23

Notes to Financial Statements (Continued)

December 31, 2015

commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $159,804,379 and sales of $169,504,109 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,484,660	$25,892,071	$39,376,731	$—	$39,376,731

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

24

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$14,171,795	$23,851,687	$38,023,482	$—	$38,023,482

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,772,933	$16,493,157	$18,266,090	$—	$(6,726,412)	$11,539,678

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$758,968,193	$11,631,025	$(18,357,437)	$(6,726,412)

11. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 14.16%.

The Fund designates $25,892,071, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $950,065 or $0.0125 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $41,540 or $0.0005 per outstanding share.

27

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

32

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

33

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

35

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

36

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2015

NVIT Investor Destinations Moderately Aggressive Fund

AR-ID-MAG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Moderately Aggressive Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Moderately Aggressive Fund (Class II) registered -0.73% versus 0.30% for its blended benchmark, 55% Russell 3000® Index, 25% MSCI EAFE® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 223 funds as of December 31, 2015) was -0.97% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 80% equity investments and 20% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400® Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000® Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund primarily by the NVIT S&P 500 Index Fund,

served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500® Index, were leaders in this asset class, offsetting a large decline in the energy sector.

All three of the Fund’s underlying fixed-income positions posted modestly positive returns and contributed marginally to the Fund’s overall return during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund invests in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a

4

Fund Commentary (con’t.)	NVIT Investor Destinations Moderately Aggressive Fund

nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Aggressive Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT S&P 500 Index Fund Class Y	32.0%
NVIT International Index Fund Class Y	26.0%
NVIT Bond Index Fund Class Y	13.0%
NVIT Mid Cap Index Fund Class Y	12.0%
NVIT Small Cap Index Fund Class Y	7.0%
Nationwide Core Plus Bond Fund Institutional Class	5.0%
Nationwide Ziegler Equity Income Fund Institutional Class	3.0%
Nationwide Contract	2.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT Investor Destinations Moderately Aggressive Fund

Asset Allocation†

Equity Funds	80.0%
Fixed Income Funds	18.1%
Fixed Contract	2.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	32.0%
NVIT International Index Fund, Class Y	26.0%
NVIT Bond Index Fund, Class Y	13.0%
NVIT Mid Cap Index Fund, Class Y	11.9%
NVIT Small Cap Index Fund, Class Y	6.9%
Nationwide Core Plus Bond Fund, Institutional Class	5.1%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.1%
Nationwide Fixed Contract	2.0%
100.0%

Objective

The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -0.73%, underperforming its blended benchmark by 1.03% and outperforming the Lipper peer category median by 0.24%

•	Four of the Fund’s underlying investments posted a positive return and four posted a negative return

•

Of the five underlying equity investments, only the Fund’s investment in the NVIT S&P 500 Index Fund, an index fund tracking U.S. large-capitalization stocks (its largest allocation at 32% of the portfolio), was a positive performer, returning a modest 1.28%

•	All three of the Fund’s underlying fixed-income investments contributed marginally to the Fund’s overall return

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Moderately Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class II	(0.73)%	7.26%	5.21%
Class P	(0.59)%	N/A	8.29%	[2]
Russell 3000® Index	0.48%	12.18%	7.35%
Blended Index	0.30%	8.30%	5.97%
CPI	0.73%	1.53%	1.86%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2012.

Expense Ratios

Expense Ratio^
Class II	0.83%
Class P	0.68%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Moderately Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund versus performance of the Russell 3000® Index, the Blended Index*, and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 55% Russell 3000® Index, 25% MSCI EAFE® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Aggressive Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	967.60	2.83	0.57
	Hypothetical(b)(c)		1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	(b)	1,000.00	968.20	2.08	0.42
	Hypothetical(b)(c)		1,000.00	1,023.09	2.14	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.1%

	Shares	Market Value

Equity Funds 80.0%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,864,267	$37,321,398
NVIT International Index Fund, Class Y (a)	36,754,545	320,132,085
NVIT Mid Cap Index Fund, Class Y (a)	6,534,641	146,702,681
NVIT S&P 500 Index Fund, Class Y (a)	28,156,454	393,908,787
NVIT Small Cap Index Fund, Class Y (a)	7,096,467	85,086,645

Total Equity Funds (cost $741,986,825)		983,151,596

Fixed Income Funds 18.1%
Nationwide Core Plus Bond Fund, Institutional Class (a)	6,171,307	62,083,343
NVIT Bond Index Fund, Class Y (a)	15,368,129	159,521,180

Total Fixed Income Funds (cost $228,544,268)		221,604,523

Total Mutual Funds (cost $970,531,093)		1,204,756,119

Fixed Contract 2.0%

	Principal Amount

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$25,018,632	25,018,632

Total Fixed Contract (cost $25,018,632)		25,018,632

Total Investments (cost $995,549,725) (d) — 100.1%		1,229,774,751
Liabilities in excess of other assets — (0.1)%		(626,614)

NET ASSETS — 100.0%		$1,229,148,137

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $995,549,725)	$1,229,774,751
Receivable for investments sold	1,786,223
Receivable for capital shares issued	54,382
Prepaid expenses	2,470

Total Assets	1,231,617,826

Liabilities:
Payable for capital shares redeemed	1,840,605
Accrued expenses and other payables:
Investment advisory fees	136,761
Fund administration fees	25,959
Distribution fees	263,005
Administrative servicing fees	175,162
Accounting and transfer agent fees	513
Custodian fees	7,391
Compliance program costs (Note 3)	1,361
Professional fees	10,558
Printing fees	8,266
Other	108

Total Liabilities	2,469,689

Net Assets	$1,229,148,137

Represented by:
Capital	$938,311,297
Accumulated undistributed net investment income	1,805,258
Accumulated net realized gains from affiliated investments	54,806,556
Net unrealized appreciation/(depreciation) from investments in affiliates	234,225,026

Net Assets	$1,229,148,137

Net Assets:
Class II Shares	$1,198,968,643
Class P Shares	30,179,494

Total	$1,229,148,137

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	90,213,817
Class P Shares	2,282,658

Total	92,496,475

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.29
Class P Shares	$13.22

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$25,399,103
Interest income from affiliates	916,342

Total Income	26,315,445

EXPENSES:
Investment advisory fees	1,747,382
Fund administration fees	328,317
Distribution fees Class II Shares	3,293,300
Distribution fees Class P Shares	67,085
Administrative servicing fees Class II Shares	1,975,990
Professional fees	55,401
Printing fees	23,574
Trustee fees	37,414
Custodian fees	49,814
Accounting and transfer agent fees	178
Compliance program costs (Note 3)	5,622
Other	28,111

Total expenses before earnings credit	7,612,188

Earnings credit (Note 6)	(88)

Net Expenses	7,612,100

NET INVESTMENT INCOME	18,703,345

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	26,601,286
Net realized gains from investment transactions with affiliates	62,189,901

Net realized gains from affiliated investments	88,791,187

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(114,254,497)

Net realized/unrealized losses from affiliated investments	(25,463,310)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,759,965)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$18,703,345	$23,437,720
Net realized gains from affiliated investments	88,791,187	85,647,785
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(114,254,497)	(36,807,794)

Change in net assets resulting from operations	(6,759,965)	72,277,711

Distributions to Shareholders From:
Net investment income:
Class II	(18,454,866)	(23,749,963)
Class P	(524,676)	(403,671)
Class VI (a)	–	(18,236)
Net realized gains:
Class II	(24,119,449)	–
Class P	(536,501)	–
Class VI (a)	–	–

Change in net assets from shareholder distributions	(43,635,492)	(24,171,870)

Change in net assets from capital transactions	(132,514,087)	(187,624,733)

Change in net assets	(182,909,544)	(139,518,892)

Net Assets:
Beginning of year	1,412,057,681	1,551,576,573

End of year	$1,229,148,137	$1,412,057,681

Accumulated undistributed net investment income at end of year	$1,805,258	$662,724

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$25,567,338	$22,101,343
Proceeds from shares issued from class conversion	–	8,099,736
Dividends reinvested	42,574,315	23,749,963
Cost of shares redeemed	(209,804,684)	(241,804,446)

Total Class II Shares	(141,663,031)	(187,853,404)

Class P Shares
Proceeds from shares issued	9,185,114	8,815,494
Dividends reinvested	1,061,177	403,671
Cost of shares redeemed	(1,097,347)	(862,530)

Total Class P Shares	9,148,944	8,356,635

Class VI Shares (a)
Proceeds from shares issued	–	251,774
Dividends reinvested	–	18,236
Cost of shares redeemed in class conversion	–	(8,099,736)
Cost of shares redeemed	–	(298,238)

Total Class VI Shares	–	(8,127,964)

Change in net assets from capital transactions	$(132,514,087)	$(187,624,733)

(a) Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Aggressive Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class II Shares
Issued	1,816,164	1,606,138
Issued in class conversion	–	599,452
Reinvested	3,220,479	1,706,006
Redeemed	(14,987,574)	(17,614,401)

Total Class II Shares	(9,950,931)	(13,702,805)

Class P Shares
Issued	658,025	644,850
Reinvested	80,678	29,116
Redeemed	(79,179)	(63,380)

Total Class P Shares	659,524	610,586

Class VI Shares (a)
Issued	–	18,798
Reinvested	–	1,354
Redeemed in class conversion	–	(603,283)
Redeemed	–	(22,313)

Total Class VI Shares	–	(605,444)

Total change in shares	(9,291,407)	(13,697,663)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$13.87	0.19	(0.29)	(0.10)	(0.21)	(0.27)	(0.48)	–	$13.29	(0.73%	)	$1,198,968,643	0.57%	1.38%	0.57%	10.79%
Year Ended December 31, 2014 (e)	$13.44	0.22	0.45	0.67	(0.24)	–	(0.24)	–	$13.87	4.96%		$1,389,636,672	0.57%	1.58%	0.57%	10.88%
Year Ended December 31, 2013 (e)	$11.16	0.19	2.30	2.49	(0.21)	–	(0.21)	–	$13.44	22.38%		$1,529,939,781	0.57%	1.53%	0.57%	6.13%
Year Ended December 31, 2012 (e)	$9.97	0.17	1.20	1.37	(0.18)	–	(0.18)	–	$11.16	13.76%		$1,510,861,567	0.57%	1.56%	0.57%	6.47%
Year Ended December 31, 2011 (e)	$10.39	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.97	(2.13%	)	$1,583,258,119	0.57%	1.56%	0.57%	15.14%

Class P Shares
Year Ended December 31, 2015 (e)	$13.81	0.26	(0.34)	(0.08)	(0.24)	(0.27)	(0.51)	–	$13.22	(0.59%	)	$30,179,494	0.42%	1.88%	0.42%	10.79%
Year Ended December 31, 2014 (e)	$13.39	0.29	0.39	0.68	(0.26)	–	(0.26)	–	$13.81	5.11%		$22,421,009	0.42%	2.15%	0.42%	10.88%
Year Ended December 31, 2013 (e)	$11.13	0.33	2.18	2.51	(0.25)	–	(0.25)	–	$13.39	22.56%		$13,553,134	0.42%	2.64%	0.42%	6.13%
Period Ended December 31, 2012 (e)(f)	$10.85	0.42	0.08	0.50	(0.22)	–	(0.22)	–	$11.13	4.61%		$5,137,135	0.42%	5.78%	0.42%	6.47%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015, the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$25,018,632	$25,018,632
Mutual Funds	1,204,756,119	—	—	1,204,756,119
Total	$1,204,756,119	$—	$25,018,632	$1,229,774,751

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$28,582,480	$28,582,480
Interest Income from Affiliates	916,342	916,342
Purchases	17,721	17,721
Sales	(4,497,911)	(4,497,911)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$25,018,632	$25,018,632

Amounts designated as “—” are zero or have been rounded to zero.

17

Notes to Financial Statements (Continued)

December 31, 2015

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$25,018,632	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or

18

Notes to Financial Statements (Continued)

December 31, 2015

designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

19

Notes to Financial Statements (Continued)

December 31, 2015

purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments
$—	$1,418,731	$(1,418,731)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

20

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $328,317 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $5,622.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,975,990.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of

21

Notes to Financial Statements (Continued)

December 31, 2015

each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $250.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$14,146,714	$29,426,048	$3,443,715	$898,513	$31,798	$607,632	$37,321,398
NVIT International Index Fund, Class Y	350,749,291	23,106,843	44,427,150	8,279,163	9,850,337	—	320,132,085
NVIT Mid Cap Index Fund, Class Y	169,889,156	15,123,012	22,599,454	1,925,893	13,163,687	10,736,969	146,702,681
NVIT S&P 500 Index Fund, Class Y	480,493,353	16,010,891	95,953,100	7,765,684	29,160,820	6,121,348	393,908,787
NVIT Small Cap Index Fund, Class Y	113,383,572	9,031,191	25,989,556	1,208,514	9,357,548	7,190,954	85,086,645
Nationwide Core Plus Bond Fund, Institutional Class	57,018,597	15,746,847	9,117,112	1,936,702	(42,208)	9,883	62,083,343
NVIT Bond Index Fund, Class Y	155,762,761	35,948,769	27,040,308	3,384,634	1,039,945	1,934,500	159,521,180
NVIT Short Term Bond Fund, Class Y	42,751,592	115,609	43,313,138	—	(372,026)	—	—
Nationwide Fixed Contract	28,582,480	17,721	4,497,911	916,342	—	—	25,018,632

Amounts designated as “—” are zero or have been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2015

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

6.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $144,526,931 and sales of $276,381,444 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

23

Notes to Financial Statements (Continued)

December 31, 2015

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,979,542	$24,655,950	$43,635,492	$—	$43,635,492

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$24,171,870	$—	$24,171,870	$—	$24,171,870

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,805,258	$87,283,882	$89,089,140	$—	$201,747,700	$290,836,840

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,028,027,051	$221,333,075	$(19,585,375)	$201,747,700

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Moderately Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

25

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 52.42%.

The Fund designates $24,655,950, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $8,090,578 or $0.0875 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $349,911 or $0.0038 per outstanding share.

26

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

31

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

32

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

33

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

34

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

35

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2015

NVIT Investor Destinations Moderately Conservative Fund

AR-ID-MCON 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Moderately Conservative Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Moderately Conservative Fund (Class II) registered -0.03% versus 0.58% for its blended benchmark, 30% Russell 3000® Index, 10% MSCI EAFE® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was -0.92% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The Fund’s target allocation is 40% equity investments and 60% fixed-income investments. Nevertheless, during the reporting period, the Fund’s overall return was more influenced by general weakness across global equity markets than by the fixed-income markets.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400® Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000® Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund primarily by the NVIT S&P 500 Index Fund,

served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500® Index, were leaders in this asset class, offsetting a large decline in the energy sector.

Four of the Fund’s five underlying fixed-income positions posted positive returns during the reporting period. The Nationwide Contract, which returned 3.40% and was the leader of these positions, contributed 0.56% to the Fund’s overall return for the period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund invests in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or

4

Fund Commentary (con’t.)	NVIT Investor Destinations Moderately Conservative Fund

that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Conservative Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Bond Index Fund Class Y	29.0%
NVIT S&P 500 Index Fund Class Y	18.0%
Nationwide Contract	16.0%
NVIT International Index Fund Class Y	10.0%
Nationwide Core Plus Bond Fund Institutional Class	7.0%
NVIT Short Term Bond Fund Class Y	6.0%
NVIT Mid Cap Index Fund Class Y	6.0%
Nationwide Ziegler Equity Income Fund Institutional Class	4.0%
Nationwide Inflation-Protected Securities Fund Institutional Class	2.0%
NVIT Small Cap Index Fund Class Y	2.0%
100.0%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	44.2%
Equity Funds	39.7%
Fixed Contract	16.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Top Holdings†††
NVIT Bond Index Fund, Class Y	29.1%
NVIT S&P 500 Index Fund, Class Y	17.9%
Nationwide Fixed Contract	16.1%
NVIT International Index Fund, Class Y	10.0%
Nationwide Core Plus Bond Fund, Institutional Class	7.1%
NVIT Short Term Bond Fund, Class Y	6.0%
NVIT Mid Cap Index Fund, Class Y	5.9%
Nationwide Ziegler Equity Income Fund, Institutional Class	4.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	2.0%
NVIT Small Cap Index Fund, Class Y	1.9%
100.0%

Objective

The Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Highlights

•	The Fund (Class II) registered -0.03%, underperforming its blended benchmark by 0.61% and outperforming the Lipper peer category median by 0.89%

•	Only four of the Fund’s 10 underlying investments posted a positive return

•

Of the five underlying fixed-income investments, the Nationwide Contract, which credits a fixed rate of interest that adjusts quarterly and which represented 16% of the Fund’s portfolio, contributed 0.56% to the Fund’s overall return

•

Of the five underlying equity investments, only the Fund’s investment in the NVIT S&P 500 Index Fund, an index fund tracking U.S. large-capitalization stocks (and the Fund’s second-largest allocation at 18% of the portfolio), was a positive performer, returning a modest 1.28%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Moderately Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class II	(0.03)%	4.99%	4.46%
Class P	0.16%	N/A	5.01%	[2]
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Blended Index	0.58%	5.60%	5.22%
CPI	0.73%	1.53%	1.86%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2012.

Expense Ratios

Expense Ratio^
Class II	0.81%
Class P	0.66%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Moderately Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund versus performance of the Barclays U.S. Aggregate Bond Index, the Blended Index*, and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 30% Russell 3000® Index, 10% MSCI EAFE® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Conservative Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	988.10	2.86	0.57
	Hypothetical	(b)(c)	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	(b)	1,000.00	989.10	2.11	0.42
	Hypothetical(b)(c)		1,000.00	1,023.09	2.14	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 83.9%

	Shares	Market Value

Equity Funds 39.7%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,847,712	$37,105,694
NVIT International Index Fund, Class Y (a)	10,583,401	92,181,422
NVIT Mid Cap Index Fund, Class Y (a)	2,423,598	54,409,780
NVIT S&P 500 Index Fund, Class Y (a)	11,840,818	165,653,047
NVIT Small Cap Index Fund, Class Y (a)	1,503,988	18,032,819

Total Equity Funds (cost $283,532,273)		367,382,762

Fixed Income Funds 44.2%
Nationwide Core Plus Bond Fund, Institutional Class (a)	6,507,334	65,463,777
Nationwide Inflation-Protected Securities Fund, Institutional Class* (a)	2,006,440	18,659,896
NVIT Bond Index Fund, Class Y (a)	25,902,636	268,869,365
NVIT Short Term Bond Fund, Class Y (a)	5,496,553	56,009,874

Total Fixed Income Funds (cost $419,451,388)		409,002,912

Total Mutual Funds (cost $702,983,661)		776,385,674

Fixed Contract 16.1%

	Principal Amount

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$148,653,891	148,653,891

Total Fixed Contract (cost $148,653,891)		148,653,891

Total Investments (cost $851,637,552) (d) — 100.0%		925,039,565
Liabilities in excess of other assets — 0.0%†		(461,610)

NET ASSETS — 100.0%		$924,577,955

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.
(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $851,637,552)	$925,039,565
Receivable for investments sold	322,927
Receivable for capital shares issued	18,914
Prepaid expenses	1,742

Total Assets	925,383,148

Liabilities:
Payable for capital shares redeemed	341,841
Accrued expenses and other payables:
Investment advisory fees	102,457
Fund administration fees	20,305
Distribution fees	197,035
Administrative servicing fees	120,476
Accounting and transfer agent fees	145
Custodian fees	5,426
Compliance program costs (Note 3)	1,009
Professional fees	9,628
Printing fees	6,781
Other	90

Total Liabilities	805,193

Net Assets	$924,577,955

Represented by:
Capital	$822,660,863
Accumulated undistributed net investment income	1,865,217
Accumulated net realized gains from affiliated investments	26,649,862
Net unrealized appreciation/(depreciation) from investments in affiliates	73,402,013

Net Assets	$924,577,955

Net Assets:
Class II Shares	$923,312,331
Class P Shares	1,265,624

Total	$924,577,955

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	83,302,256
Class P Shares	114,754

Total	83,417,010

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.08
Class P Shares	$11.03

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$16,194,152
Interest income from affiliates	5,071,488

Total Income	21,265,640

EXPENSES:
Investment advisory fees	1,254,960
Fund administration fees	247,104
Distribution fees Class II Shares	2,410,520
Distribution fees Class P Shares	2,889
Administrative servicing fees Class II Shares	1,446,319
Professional fees	44,087
Printing fees	19,450
Trustee fees	26,889
Custodian fees	36,071
Accounting and transfer agent fees	943
Compliance program costs (Note 3)	4,098
Other	21,160

Total expenses before earnings credit	5,514,490

Earnings credit (Note 5)	(1)

Total Expenses	5,514,489

NET INVESTMENT INCOME	15,751,151

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	11,618,433
Net realized gains from investment transactions with affiliates	23,947,735

Net realized gains from affiliated investments	35,566,168

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(50,380,756)

Net realized/unrealized losses from affiliated investments	(14,814,588)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$936,563

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$15,751,151	$17,159,950
Net realized gains from affiliated investments	35,566,168	49,297,415
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(50,380,756)	(21,490,373)

Change in net assets resulting from operations	936,563	44,966,992

Distributions to Shareholders From:
Net investment income:
Class II	(15,870,857)	(17,612,303)
Class P	(24,045)	(20,222)
Class VI (a)	–	(15,425)
Net realized gains:
Class II	(48,873,121)	(18,539,168)
Class P	(60,344)	(16,832)
Class VI (a)	–	–

Change in net assets from shareholder distributions	(64,828,367)	(36,203,950)

Change in net assets from capital transactions	5,403,555	2,740,123

Change in net assets	(58,488,249)	11,503,165

Net Assets:
Beginning of year	983,066,204	971,563,039

End of year	$924,577,955	$983,066,204

Accumulated undistributed net investment income at end of year	$1,865,217	$529,262

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$26,437,871	$46,879,734
Proceeds from shares issued from class conversion	–	9,149,983
Dividends reinvested	64,743,978	36,151,471
Cost of shares redeemed	(86,058,131)	(80,073,626)

Total Class II Shares	5,123,718	12,107,562

Class P Shares
Proceeds from shares issued	272,127	552,842
Dividends reinvested	84,389	37,054
Cost of shares redeemed	(76,679)	(43,723)

Total Class P Shares	279,837	546,173

Class VI Shares (a)
Proceeds from shares issued	–	596,798
Dividends reinvested	–	15,425
Cost of shares redeemed in class conversion	–	(9,149,983)
Cost of shares redeemed	–	(1,375,852)
Total Class VI Shares	–	(9,913,612)

Change in net assets from capital transactions	$5,403,555	$2,740,123

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Conservative Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class II Shares
Issued	2,247,740	3,928,057
Issued in class conversion	–	767,797
Reinvested	5,814,933	3,025,300
Redeemed	(7,306,505)	(6,673,259)

Total Class II Shares	756,168	1,047,895

Class P Shares
Issued	23,272	46,174
Reinvested	7,615	3,113
Redeemed	(6,454)	(3,657)

Total Class P Shares	24,433	45,630

Class VI Shares (a)
Issued	–	50,486
Reinvested	–	1,298
Redeemed in class conversion	–	(770,175)
Redeemed	–	(116,574)

Total Class VI Shares	–	(834,965)

Total change in shares	780,601	258,560

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Statement of Cash Flows

For the Year Ended December 31, 2015

NVIT Investor Destination Moderately Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$936,563
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(123,390,817)
Proceeds from disposition of affiliated investments	160,549,429
Reinvestment of interest income from affiliates	(5,071,488)
Change in unrealized (appreciation)/depreciation from investments in affiliates	50,380,756
Net realized gain from investment transactions with affiliates	(23,947,735)
Increase in receivable for investments sold	(322,927)
Increase in prepaid expenses	(109)
Decrease in payable for investments purchased	(406,437)
Decrease in investment advisory fees	(6,277)
Decrease in fund administration fees	(1,083)
Decrease in distribution fees	(12,070)
Decrease in administrative servicing fees	(7,376)
Decrease in accounting and transfer agent fees	(62)
Increase in custodian fees	2,371
Increase in compliance program costs	219
Decrease in professional fees	(4,631)
Decrease in printing fees	(1,638)
Decrease in other payables	(1,240)

Net cash provided by operating activities	58,695,448

Cash flows used in financing activities:
Proceeds from shares issued	27,116,718
Cost of shares redeemed	(85,812,166)

Net cash used in financing activities	(58,695,448)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $64,828,637.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$11.90	0.19	(0.20)	(0.01)	(0.19)	(0.62)	(0.81)	–	$11.08	(0.03%	)	$923,312,331	0.57%	1.63%	0.57%	12.79%
Year Ended December 31, 2014 (e)	$11.79	0.21	0.35	0.56	(0.22)	(0.23)	(0.45)	–	$11.90	4.74%		$981,996,258	0.57%	1.75%	0.57%	28.12%
Year Ended December 31, 2013 (e)	$10.99	0.19	0.96	1.15	(0.20)	(0.15)	(0.35)	–	$11.79	10.49%		$961,220,444	0.57%	1.63%	0.57%	10.68%
Year Ended December 31, 2012 (e)	$10.39	0.19	0.65	0.84	(0.19)	(0.05)	(0.24)	–	$10.99	8.04%		$918,223,602	0.57%	1.74%	0.57%	14.18%
Year Ended December 31, 2011 (e)	$10.42	0.19	0.02	0.21	(0.24)	–	(0.24)	–	$10.39	2.06%		$883,590,851	0.57%	1.85%	0.57%	21.58%

Class P Shares
Year Ended December 31, 2015 (e)	$11.85	0.23	(0.21)	0.02	(0.22)	(0.62)	(0.84)	–	$11.03	0.16%		$1,265,624	0.42%	1.96%	0.42%	12.79%
Year Ended December 31, 2014 (e)	$11.75	0.29	0.28	0.57	(0.24)	(0.23)	(0.47)	–	$11.85	4.88%		$1,069,946	0.42%	2.39%	0.42%	28.12%
Year Ended December 31, 2013 (e)	$10.96	0.28	0.89	1.17	(0.23)	(0.15)	(0.38)	–	$11.75	10.68%		$525,184	0.42%	2.44%	0.42%	10.68%
Period Ended December 31, 2012 (e)(f)	$10.91	0.33	(0.01)	0.32	(0.22)	(0.05)	(0.27)	–	$10.96	2.92%		$167,782	0.42%	4.45%	0.42%	14.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

17

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015, the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$148,653,891	$148,653,891
Mutual Funds	776,385,674	—	—	776,385,674
Total	$776,385,674	$—	$148,653,891	$925,039,565

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$148,154,438	$148,154,438
Interest Income from Affiliates	5,071,488	5,071,488
Purchases	9,996,704	9,996,704
Sales	(14,568,739)	(14,568,739)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$148,653,891	$148,653,891

Amounts designated as “—” are zero or have been rounded to zero.

18

Notes to Financial Statements (Continued)

December 31, 2015

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$148,653,891	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or

19

Notes to Financial Statements (Continued)

December 31, 2015

designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

20

Notes to Financial Statements (Continued)

December 31, 2015

purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$1,479,706	$(1,479,706)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

21

Notes to Financial Statements (Continued)

December 31, 2015

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $247,104 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $4,098.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,446,319.

22

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$29,360,613	$11,626,232	$1,386,917	$953,319	$38,649	$594,022	$37,105,694
NVIT International Index Fund, Class Y	97,042,022	7,425,773	9,804,726	2,370,998	3,845,910	—	92,181,422
NVIT Mid Cap Index Fund, Class Y	68,573,731	5,531,707	14,518,663	712,940	7,236,911	3,856,392	54,409,780
NVIT S&P 500 Index Fund, Class Y	175,683,947	10,911,718	17,857,144	3,249,933	10,728,185	2,477,954	165,653,047
NVIT Small Cap Index Fund, Class Y	19,725,873	1,921,053	1,072,668	255,557	484,032	1,483,874	18,032,819
Nationwide Core Plus Bond Fund, Institutional Class	39,688,505	31,270,101	3,744,090	1,802,903	(6,262)	10,410	65,463,777
Nationwide Inflation-Protected Securities Fund, Institutional Class	29,510,888	2,023	10,746,386	—	254,518	—	18,659,896
NVIT Bond Index Fund, Class Y	257,220,354	43,532,401	23,577,944	5,675,397	1,517,481	3,195,781	268,869,365
NVIT Short-Term Bond, Class Y	118,599,339	1,173,105	63,272,152	1,173,105	(151,689)	—	56,009,874
Nationwide Fixed Contract	148,154,438	9,996,704	14,568,739	5,071,488	—	—	148,653,891

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit

23

Notes to Financial Statements (Continued)

December 31, 2015

requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $123,390,817 and sales of $160,549,429 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$15,963,984	$48,864,383	$64,828,367	$—	$64,828,367

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

24

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$17,647,950	$18,556,000	$36,203,950	$—	$36,203,950

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,013,422	$33,795,138	$35,808,560	$—	$66,108,532	$101,917,092

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$858,931,033	$81,939,681	$(15,831,149)	$66,108,532

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Moderately Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 27.90%.

The Fund designates $48,864,383, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $2,316,988 or $0.0278 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $99,246 or $0.0012 per outstanding share.

27

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

32

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

33

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

35

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

36

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2015

NVIT Investor Destinations Managed Growth & Income Fund

AR-ID-MGI 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Managed Growth & Income Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Managed Growth & Income Fund (Class II) registered -3.24% versus 0.14% for its blended benchmark*, 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Flexible Portfolio Funds (consisting of 85 funds as of December 31, 2015) was -2.56% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a core sleeve consisting of the NVIT Investor Destinations Balanced Fund underlying investments (which have a target allocation of 50% equity and 50% fixed income) and the remaining 5% in a volatility overlay sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500 Index, S&P MidCap 400® Index, Russell 2000® Index and MSCI EAFE® Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.

The Fund’s relatively poor return during the reporting period was influenced by two principal factors: (1) general weakness across global equity markets and (2) increased equity volatility experienced in 2015.

The Fund’s underlying investments in index funds tracking US mid cap stocks, US small cap stocks and international developed market stocks detracted from the Fund’s overall return. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400 Index, returned -2.43% and NVIT Small Cap Index Fund, which tracks the Russell 2000 Index, returned -4.54%. Both of these segments of the US equity market suffered in relation to US large cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less risky large cap segment. Equity returns in international developed markets detracted from Fund performance as well as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the US dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, returned -0.74%.

US large cap stocks, represented primarily by the NVIT S&P 500 Index Fund, was the only positive performer among the Fund’s underlying equity investments, returning 1.28% over the period. The modest positive return in that underlying fund was led by the consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500 Index. The strong performance out of these sectors helped compensate for the large decline in the S&P 500 Index energy sector.

All four of the Fund’s underlying fixed income positions posted modest positive returns, led by the Nationwide Contract which returned 3.40% during the period and contributed a significant 0.28% to the Fund’s overall return during the period.

From an equity volatility perspective, 2015 was an unusual year. Most notably, the variations in price of the S&P 500 Index set two records: (1) on 39 occasions (a calendar-year record), the Index price moved above or below the 50-day moving average (a technical indicator that tracks momentum in the market) and (2) on 24 occasions (another calendar-year record), the Index price crossed the flat line (the 0% returns mark, meaning neither positive nor negative).

*

The Fund changed its blended benchmark on April 30, 2015, to include broader coverage of domestic equity markets, international markets and short-term bonds for better alignment with the Fund’s underlying funds. The Fund’s former blended benchmark, 60% S&P 500® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Citigroup 3-Month US Treasury Bill Index, returned 1.00% for the annual period ended December 31, 2015.

4

Fund Commentary (con’t)	NVIT Investor Destinations Managed Growth & Income Fund

These two unusual trends in 2015 provide strong evidence that the S&P 500 Index moved up and down throughout the year with very little sustained direction.

The frequency and magnitude of market price movements, especially given their relatively short duration, tended to undermine the workings of the Fund’s volatility management process. Throughout much of this turbulent period, the Fund’s equity exposure was below its 50% target. The resulting performance for the Fund trailed that of its traditional counterpart (the NVIT Investor Destinations Balanced Fund, Class II) by 3.07% over the reporting period.

It is important to keep in mind that the Fund’s volatility management process generally is most effective when equity markets, including the S&P 500 Index, establish sufficient momentum — up or down. While the managed volatility overlay is intended to enable the Fund to perform better than most competitors in both up and down markets, it is primarily a capital preservation strategy and, thus, the Fund tends to be most sensitive to reducing equity exposure in the face of significant declines in the markets.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer

Subadviser:

Nationwide Asset Management, LLC (Volatility Overlay Sleeve)

Portfolio Managers:

Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.

The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Investor Destinations Managed Growth & Income Fund

Asset Allocation†

Equity Funds	47.8%
Fixed Income Funds	37.5%
Fixed Contract	12.1%
Other assets in excess of liabilities	2.6%
100.0%

Top Holdings††

NVIT Bond Index Fund, Class Y	26.2%
NVIT S&P 500 Index Fund, Class Y	20.4%
NVIT International Index Fund, Class Y	14.1%
Nationwide Fixed Contract	12.5%
NVIT Mid Cap Index Fund, Class Y	7.7%
Nationwide Core Plus Bond Fund, Institutional Class	7.1%
NVIT Short Term Bond Fund, Class Y	5.2%
Nationwide Ziegler Equity Income Fund, Institutional Class	4.0%
NVIT Small Cap Index Fund, Class Y	2.8%
100.0%

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -3.24%, underperforming its blended benchmark by 3.38% and the Lipper peer category median by 0.68%

•	Of the five underlying equity investments, only the NVIT S&P 500 Index Fund (20% allocation) posted a significant contribution to the Fund’s overall return

•	All of the Fund’s four underlying fixed income investments contributed to the Fund’s overall returns during the period

•	The volatility overlay sleeve detracted significantly from Fund returns due primarily to underexposure to equities on those days when major equity markets posted positive returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Managed Growth & Income Fund

Average Annual Total Return1

(For the periods ended December 31, 2015)

	1 Yr.	Inception
Class I	(3.1)%	0.22%	[2]
Class II	(3.24)%	2.23%	[3]
Russell 3000® Index	0.48%	11.64%
Blended Index	0.14%	4.55%
S&P 500® Index	1.38%	12.10%
Former Blended Index	1.00%	6.43%
CPI	0.73%	0.64%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

[3]	Since inception date of April 30, 2013.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.62%	0.53%
Class II	0.87%	0.78%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t)	NVIT Investor Destinations Managed Growth & Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth & Income Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the S&P 500® Index, the Current Blended Index*, the Former Blended Index** and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Blended Index comprises 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index.

**	The Former Blended Index comprises 50% S&P 500® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Citigroup 3-Month US Treasury Bill Index.

8

Shareholder Expense Example	NVIT Investor Destinations Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth & Income Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	960.00	1.48	0.30
	Hypothetical	(b)(c)	1,000.00	1,023.69	1.53	0.30
Class II Shares	Actual	(b)	1,000.00	959.40	2.72	0.55
	Hypothetical	(b)(c)	1,000.00	1,022.43	2.80	0.55

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Managed Growth & Income Fund

Mutual Funds 85.3%

	Shares	Market Value

Equity Funds 47.8%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,063,822	$13,861,602
NVIT International Index Fund, Class Y (a)	5,639,854	49,123,132
NVIT Mid Cap Index Fund, Class Y (a)	1,190,163	26,719,165
NVIT S&P 500 Index Fund, Class Y (a)	5,076,143	71,015,247
NVIT Small Cap Index Fund, Class Y (a)	824,961	9,891,278

Total Equity Funds (cost $178,638,837)		170,610,424

Fixed Income Funds 37.5%
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,449,678	24,643,759
NVIT Bond Index Fund, Class Y (a)	8,778,745	91,123,373
NVIT Short Term Bond Fund, Class Y (a)	1,763,661	17,971,710

Total Fixed Income Funds (cost $137,592,462)		133,738,842

Total Mutual Funds (cost $316,231,299)		304,349,266

Fixed Contract 12.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$43,369,293	$43,369,293

Total Fixed Contract (cost $43,369,293)		43,369,293

Total Investments (cost $359,600,592) (d) — 97.4%		347,718,559
Other assets in excess of liabilities — 2.6%		9,405,065

NET ASSETS — 100.0%		$357,123,624

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(45)	Mini MSCI EAFE	03/18/16	$3,820,950	$(30,742)
(11)	Russell 2000 Mini Future	03/18/16	1,244,650	(9,823)
(75)	S&P 500 E-Mini	03/18/16	7,632,750	(39,666)
(19)	S&P MID 400 E-Mini	03/18/16	2,647,650	(17,467)

			$15,346,000	$(97,698)

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Managed Growth & Income Fund
Assets:
Investments in affiliates, at value (cost $359,600,592)	$347,718,559
Cash	8,525,828
Deposits with broker for futures contracts	748,220
Receivable for capital shares issued	212,672
Receivable for variation margin on futures contracts	296,758
Prepaid expenses	534

Total Assets	357,502,571

Liabilities:
Payable for investments purchased	201,656
Payable for capital shares redeemed	402
Accrued expenses and other payables:
Investment advisory fees	27,927
Fund administration fees	9,888
Distribution fees	75,436
Administrative servicing fees	45,274
Accounting and transfer agent fees	53
Custodian fees	1,795
Compliance program costs (Note 3)	375
Professional fees	10,882
Printing fees	5,196
Other	63

Total Liabilities	378,947

Net Assets	$357,123,624

Represented by:
Capital	$373,491,245
Accumulated undistributed net investment income	632,972
Accumulated net realized losses from affiliated investments and futures transactions	(5,020,862)
Net unrealized appreciation/(depreciation) from investments in affiliates	(11,882,033)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(97,698)

Net Assets	$357,123,624

Net Assets:
Class I Shares	$568,105
Class II Shares	356,555,519

Total	$357,123,624

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	56,344
Class II Shares	35,369,741

Total	35,426,085

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.08
Class II Shares	$10.08

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Managed Growth & Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$6,323,827
Interest income from affiliates	893,890
Interest income from non-affiliates	11,827

Total Income	7,229,544

EXPENSES:
Investment advisory fees	486,219
Fund administration fees	109,614
Distribution fees Class II Shares	809,268
Administrative servicing fees Class I Shares	655
Administrative servicing fees Class II Shares	489,410
Professional fees	24,666
Printing fees	16,314
Trustee fees	9,090
Custodian fees	12,054
Accounting and transfer agent fees	396
Compliance program costs (Note 3)	1,443
Other	16,805

Total expenses before earnings credit and expenses reimbursed	1,975,934

Earnings credit (Note 5)	(3)
Expenses reimbursed by adviser (Note 3)	(190,007)

Net Expenses	1,785,924

NET INVESTMENT INCOME	5,443,620

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	4,724,919
Net realized gains from investment transactions with affiliates	1,666,986
Net realized losses from futures transactions (Note 2)	(10,365,133)

Net realized losses from affiliated investments and futures transactions	(3,973,228)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(13,971,943)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	46,766

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(13,925,177)

Net realized/unrealized losses from affiliated investments and futures transactions	(17,898,405)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,454,785)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth & Income Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$5,443,620	$3,725,145
Net realized gains/(losses) from affiliated investments and futures transactions	(3,973,228)	66,757
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(13,925,177)	(347,099)

Change in net assets resulting from operations	(12,454,785)	3,444,803

Distributions to Shareholders From:
Net investment income:
Class I	(9,891)	(4,809	)(a)
Class II	(5,407,327)	(3,681,466)
Net realized gains:
Class I	–	(41	)(a)
Class II	–	(542,096)

Change in net assets from shareholder distributions	(5,417,218)	(4,228,412)

Change in net assets from capital transactions	106,499,224	190,120,886

Change in net assets	88,627,221	189,337,277

Net Assets:
Beginning of year	268,496,403	79,159,126

End of year	$357,123,624	$268,496,403

Accumulated undistributed net investment income at end of year	$632,972	$116,841

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$307,307	$308,199	(a)
Dividends reinvested	9,891	4,850	(a)
Cost of shares redeemed	(30,960)	(1,266	)(a)

Total Class I Shares	286,238	311,783	(a)

Class II Shares
Proceeds from shares issued	105,471,102	191,363,643
Dividends reinvested	5,407,327	4,223,562
Cost of shares redeemed	(4,665,443)	(5,778,102)

Total Class II Shares	106,212,986	189,809,103

Change in net assets from capital transactions	$106,499,224	$190,120,886

SHARE TRANSACTIONS:
Class I Shares
Issued	29,082	28,864	(a)
Reinvested	987	456	(a)
Redeemed	(2,927)	(118	)(a)

Total Class I Shares	27,142	29,202	(a)

Class II Shares
Issued	9,934,694	17,951,171
Reinvested	539,402	396,519
Redeemed	(441,718)	(550,790)

Total Class II Shares	10,032,378	17,796,900

Total change in shares	10,059,520	17,826,102

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

13

Statement of Cash Flows

For the Year Ended December 31, 2015

NVIT Investor Destinations Managed Growth & Income Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net decrease in net assets from operations	$(12,454,785)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(166,325,229)
Proceeds from disposition of affiliated investments	64,108,761
Reinvestment of interest income from affiliates	(893,890)
Change in unrealized (appreciation)/depreciation from investments in affiliates	13,971,943
Net realized gain from investment transactions with affiliates	(1,666,986)
Increase in variation margin receivable	(413,389)
Increase in prepaid expenses	(350)
Decrease in payable for investments purchased	(936,954)
Increase in investment advisory fees	14,547
Increase in fund administration fees	1,735
Increase in distribution fees	20,281
Increase in administrative servicing fees	14,958
Increase in accounting and transfer agent fees	27
Increase in custodian fees	1,460
Increase in compliance program costs	184
Decrease in professional fees	(1,993)
Decrease in printing fees	(2,199)
Decrease in other payables	(73)

Net cash used in operating activities	(104,561,952)

Cash flows provided by financing activities:
Proceeds from shares issued	106,764,507
Cost of shares redeemed	(4,696,234)

Net cash provided by financing activities	102,068,273

Net decrease in cash	(2,493,679)

Cash:
Beginning of period	11,019,507

End of period	$8,525,828

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $5,417,218.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth & Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class I Shares
Year Ended December 31, 2015 (f)	$10.59	0.23	(0.56)	(0.33)	(0.18)	–	(0.18)	$10.08	(3.10%	)	$568,105	0.30%	2.21%		0.36%	20.68%
Period Ended December 31, 2014 (f)(g)	$10.57	0.76	(0.54)	0.22	(0.17)	(0.03)	(0.20)	$10.59	2.06%		$309,134	0.30%	7.09%	(h)	0.38%	16.75%

Class II Shares
Year Ended December 31, 2015 (f)	$10.58	0.18	(0.52)	(0.34)	(0.16)	–	(0.16)	$10.08	(3.24%	)	$356,555,519	0.55%	1.68%		0.61%	20.68%
Year Ended December 31, 2014 (f)	$10.50	0.24	0.02	0.26	(0.15)	(0.03)	(0.18)	$10.58	2.46%		$268,187,269	0.55%	2.22%		0.64%	16.75%
Period Ended December 31, 2013 (f)(i)	$10.00	0.34	0.36	0.70	(0.17)	(0.03)	(0.20)	$10.50	7.00%		$79,159,126	0.52%	4.87%		0.72%	1.82%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(h)	Ratio has not been annualized.
(i)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Managed Growth & Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA, assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

16

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015, the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$43,369,293	$43,369,293
Mutual Funds	304,349,266	—	—	304,349,266
Total Assets	$304,349,266	$—	$43,369,293	$347,718,559

Liabilities:
Futures Contracts	$(97,698)	$—	$—	$(97,698)
Total Liabilities	$(97,698)	$—	$—	$(97,698)
Total	$304,251,568	$—	$43,369,293	$347,620,861

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

December 31, 2015

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$—	$—
Interest Income from Affiliates	893,890	893,890
Purchases	42,873,473	42,873,473
Sales	(398,070)	(398,070)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$43,369,293	$43,369,293

Amounts designated as “—” are zero or have been rounded to zero

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$43,369,293	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

18

Notes to Financial Statements (Continued)

December 31, 2015

of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal

19

Notes to Financial Statements (Continued)

December 31, 2015

course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(97,698)
Total		$(97,698)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(10,365,133)
Total	$(10,365,133)

20

Notes to Financial Statements (Continued)

December 31, 2015

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$46,766
Total	$46,766

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated investments and futures transactions
$—	$489,729	$(489,729)

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital

21

Notes to Financial Statements (Continued)

December 31, 2015

gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.15%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $30,183.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and

22

Notes to Financial Statements (Continued)

December 31, 2015

sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.15% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2013 Amount(a)	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$47,311	$148,296	$190,007	$385,614

(a)	For the period from May 1, 2013 through December 31, 2013.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $109,614 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,443.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of

23

Notes to Financial Statements (Continued)

December 31, 2015

certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $490,065.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$8,004,200	$6,844,236	$150,306	$319,965	$3,961	$220,877	$13,861,602
NVIT International Index Fund, Class Y	32,838,671	19,440,968	579,797	1,252,469	18,956	—	49,123,132
NVIT Mid Cap Index Fund, Class Y	24,040,328	10,373,787	4,982,794	347,608	682,143	1,774,877	26,719,165
NVIT S&P 500 Index Fund, Class Y	54,230,941	22,001,118	3,663,313	1,378,724	714,071	966,017	71,015,247
NVIT Small Cap Index Fund, Class Y	10,740,573	4,243,482	3,880,322	138,728	403,634	767,545	9,891,278
Nationwide Core Plus Bond Fund, Institutional Class	12,759,848	12,728,835	261,568	615,462	(1,093)	3,890	24,643,759
NVIT Bond Index Fund, Class Y	59,113,990	35,926,026	997,543	1,900,442	15,241	991,713	91,123,373
NVIT Short Term Bond Fund, Class Y	55,184,607	11,893,304	49,195,048	370,429	(169,927)	—	17,971,710
Nationwide Fixed Contract	—	42,873,473	398,070	893,890	—	—	43,369,293

Amounts designated as “—” are zero or have been rounded to zero.

24

Notes to Financial Statements (Continued)

December 31, 2015

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $166,325,229 and sales of $64,108,761 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

25

Notes to Financial Statements (Continued)

December 31, 2015

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,417,218	$—	$5,417,218	$—	$5,417,218

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,904,518	$323,894	$4,228,412	$—	$4,228,412

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$632,972	$—	$632,972	$(4,432,994)	$(12,567,599)	$(16,367,621)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$360,286,158	$2,501,479	$(15,069,078)	$(12,567,599)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$4,432,994	Unlimited

26

Notes to Financial Statements (Continued)

December 31, 2015

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Managed Growth & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Managed Growth & Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, broker and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

28

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 25.73%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $1,223,938 or $0.0345 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $51,514 or $0.0015 per outstanding share.

29

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

30

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

31

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

32

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

33

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

34

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

35

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

36

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

37

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

38

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

39

Annual Report

December 31, 2015

NVIT Investor Destinations Managed

Growth Fund

AR-ID-MGR 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Managed Growth Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Managed Growth Fund (Class II) registered -3.95% versus 0.50% for its blended benchmark*, 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was -0.92% for the same time period. Performance for the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

* The Fund changed its blended benchmark on April 30, 2015, to include broader coverage of domestic equity markets, international markets and short-term bonds for better alignment with the Fund’s underlying funds. The Fund’s former blended benchmark, 50% S&P 500® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Citigroup 3-Month US Treasury Bill Index, returned 1.11% for the annual period ended December 31, 2015.

Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a core sleeve consisting of the NVIT Investor Destinations Moderate Fund underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a volatility overlay sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500 Index, S&P MidCap 400® Index, Russell 2000® Index and MSCI EAFE Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.

The Fund’s relatively poor return during the reporting period was influenced by two principal factors: (1) general weakness across global equity markets and (2) increased equity volatility experienced in 2015.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400 Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000 Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund primarily by the NVIT S&P 500 Index Fund, served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500 Index, were leaders in this asset class, offsetting a large decline in the energy sector.

The Fund’s four underlying fixed-income positions posted modestly positive returns during the reporting period. The Nationwide Contract, which returned 3.40% and was the leader of these four positions, contributed 0.28% o the Fund’s overall return for the period.

From an equity volatility perspective, 2015 was an unusual year. Most notably, the variations in price

4

Fund Commentary (con’t.)	NVIT Investor Destinations Managed Growth Fund

of the S&P 500 Index set two records: (1) on 39 occasions (a calendar-year record), the Index price moved above or below the 50-day moving average (a technical indicator that tracks momentum in the market) and (2) on 24 occasions (another calendar-year record), the Index price crossed the flat line (the 0% returns mark, meaning neither positive nor negative). These two unusual trends in 2015 provide strong evidence that the S&P 500 Index moved up and down throughout the year with very little sustained direction.

The frequency and magnitude of market price movements, especially given their relatively short duration, tended to undermine the workings of the Fund’s volatility management process. Throughout much of this turbulent period, the Fund’s equity exposure was below its 60% target. The resulting performance for the Fund trailed that of its traditional counterpart (the NVIT Investor Destinations Moderate Fund, Class II) by 3.62% over the reporting period.

It is important to keep in mind that the Fund’s volatility management process generally is most effective when equity markets, including the S&P 500 Index, establish sufficient momentum — up or down. While the managed volatility overlay is intended to enable the Fund to perform better than most competitors in both up and down markets, it is primarily a capital preservation strategy and, thus, the Fund tends to be most sensitive to reducing equity exposure in the face of significant declines in the markets.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer

Subadviser:

Nationwide Asset Management, LLC (Volatility Overlay Sleeve)

Portfolio Managers:

Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Investor Destinations Managed Growth Fund

Asset Allocation†

Equity Funds	57.8%
Fixed Income Funds	31.7%
Fixed Contract	8.1%
Other assets in excess of liabilities	2.4%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	27.6%
NVIT Bond Index Fund, Class Y	22.2%
NVIT International Index Fund, Class Y	16.1%
NVIT Mid Cap Index Fund, Class Y	8.7%
Nationwide Fixed Contract	8.3%
Nationwide Core Plus Bond Fund, Institutional Class	7.1%
NVIT Small Cap Index Fund, Class Y	3.8%
NVIT Short Term Bond Fund, Class Y	3.2%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.0%
100.0%

Objective

Consistent with preservation of capital, the Fund seeks growth primarily and investment income secondarily.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -3.95%, underperforming its blended benchmark by 4.45% and the Lipper peer category median by 3.03%

•	Of the Fund’s underlying equity investments, only the NVIT S&P 500 Index Fund was a positive performer, returning a modest 1.28%

•	The Volatility Overlay sleeve of the Fund detracted significantly from Fund returns due primarily to underexposure to equities on those days when major equity markets posted positive returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Managed Growth Fund

Average Annual Total Return1

(For the periods ended December 31, 2015)

	1 Yr.	Inception
Class I	(3.71)%	(1.34)%	[2]
Class II	(3.95)%	1.96%	[3]
Russell 3000® Index	0.48%	11.64%
Blended Index	0.50%	6.00%
S&P 500® Index	1.38%	12.10%
Former Blended Index	1.11%	7.58%
CPI	0.73%	0.64%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

[3]	Since inception date of April 30, 2013.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.59%	0.54%
Class II	0.84%	0.79%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Managed Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the S&P 500® Index, the Current Blended Index*, the Former Blended Index** and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Blended Index comprises 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index.

**	The Former Blended Index comprises 60% S&P 500® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Citigroup 3-Month US Treasury Bill Index.

8

Shareholder Expense Example	NVIT Investor Destinations Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	954.80	1.53	0.31
	Hypothetical(b)(c)		1,000.00	1,023.64	1.58	0.31
Class II Shares	Actual	(b)	1,000.00	954.20	2.76	0.56
	Hypothetical(b)(c)		1,000.00	1,022.38	2.85	0.56

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 89.5%

	Shares	Market Value

Equity Funds 57.8%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,592,035	$20,744,218
NVIT International Index Fund, Class Y (a)	12,796,286	111,455,651
NVIT Mid Cap Index Fund, Class Y (a)	2,676,668	60,091,187
NVIT S&P 500 Index Fund, Class Y (a)	13,671,993	191,271,187
NVIT Small Cap Index Fund, Class Y (a)	2,198,818	26,363,824

Total Equity Funds (cost $426,908,723)		409,926,067

Fixed Income Funds 31.7%
Nationwide Core Plus Bond Fund, Institutional Class (a)	4,886,295	49,156,129
NVIT Bond Index Fund, Class Y (a)	14,823,668	153,869,677
NVIT Short Term Bond Fund, Class Y (a)	2,130,941	21,714,292

Total Fixed Income Funds (cost $231,010,985)		224,740,098

Total Mutual Funds (cost $657,919,708)		634,666,165

Fixed Contract 8.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$57,546,649	$57,546,649

Total Fixed Contract (cost $57,546,649)		57,546,649

Total Investments (cost $715,466,357) (d) — 97.6%		692,212,814
Other assets in excess of liabilities — 2.4%		16,840,055

NET ASSETS — 100.0%		$709,052,869

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(328)	Mini MSCI EAFE	03/18/16	$27,850,480	$(263,583)
(85)	Russell 2000 Mini Future	03/18/16	9,617,750	(38,969)
(518)	S&P 500 E-Mini	03/18/16	52,716,860	(285,811)
(123)	S&P MID 400 E-Mini	03/18/16	17,140,050	(44,231)

			$107,325,140	$(632,594)

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $715,466,357)	$692,212,814
Cash	10,663,371
Deposits with broker for futures contracts	5,223,130
Receivable for capital shares issued	672,826
Receivable for variation margin on futures contracts	1,259,392
Prepaid expenses	991

Total Assets	710,032,524

Liabilities:
Payable for investments purchased	639,130
Payable for capital shares redeemed	58
Accrued expenses and other payables:
Investment advisory fees	67,217
Fund administration fees	16,114
Distribution fees	147,913
Administrative servicing fees	88,686
Accounting and transfer agent fees	80
Custodian fees	3,382
Compliance program costs (Note 3)	730
Professional fees	11,157
Printing fees	5,096
Other	92

Total Liabilities	979,655

Net Assets	$709,052,869

Represented by:
Capital	$748,078,742
Accumulated undistributed net investment income	1,081,383
Accumulated net realized losses from affiliated investments and futures transactions	(16,221,119)
Net unrealized appreciation/(depreciation) from investments in affiliates	(23,253,543)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(632,594)

Net Assets	$709,052,869

Net Assets:
Class I Shares	$965,618
Class II Shares	708,087,251

Total	$709,052,869

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	96,253
Class II Shares	70,593,773

Total	70,690,026

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.03
Class II Shares	$10.03

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Managed Growth Fund
INVESTMENT INCOME:
Dividend income from affiliates	$12,808,556
Interest income from affiliates	1,134,925
Interest income from non-affiliates	13,327

Total Income	13,956,808

EXPENSES:
Investment advisory fees	919,522
Fund administration fees	171,566
Distribution fees Class II Shares	1,531,068
Administrative servicing fees Class I Shares	877
Administrative servicing fees Class II Shares	930,008
Professional fees	34,234
Printing fees	16,721
Trustee fees	17,258
Custodian fees	22,674
Accounting and transfer agent fees	537
Compliance program costs (Note 3)	2,743
Other	28,074

Total expenses before earnings credit and expenses reimbursed	3,675,282

Earnings credit (Note 5)	(19)
Expenses reimbursed by adviser (Note 3)	(231,521)

Net Expenses	3,443,742

NET INVESTMENT INCOME	10,513,066

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	10,211,249
Net realized gains from investment transactions with affiliates	3,456,280
Net realized losses from futures transactions (Note 2)	(23,281,339)

Net realized losses from affiliated investments and futures transactions	(9,613,810)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(29,541,289)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(95,360)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(29,636,649)

Net realized/unrealized losses from affiliated investments and futures transactions	(39,250,459)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,737,393)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$10,513,066	$6,932,979
Net realized losses from affiliated investments and futures transactions	(9,613,810)	(4,410,670)
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(29,636,649)	1,140,306

Change in net assets resulting from operations	(28,737,393)	3,662,615

Distributions to Shareholders From:
Net investment income:
Class I	(17,935)	(2,118	)(a)
Class II	(11,455,862)	(5,851,933)
Net realized gains:
Class I	–	(181	)(a)
Class II	–	(1,226,379)

Change in net assets from shareholder distributions	(11,473,797)	(7,080,611)

Change in net assets from capital transactions	258,078,788	358,976,874

Change in net assets	217,867,598	355,558,878

Net Assets:
Beginning of year	491,185,271	135,626,393

End of year	$709,052,869	$491,185,271

Accumulated undistributed net investment income at end of year	$1,081,383	$1,189,168

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$849,532	$211,441	(a)
Dividends reinvested	17,935	2,299	(a)
Cost of shares redeemed	(38,324)	(7,585	)(a)

Total Class I Shares	829,143	206,155	(a)

Class II Shares
Proceeds from shares issued	247,963,610	358,622,316
Dividends reinvested	11,455,862	7,078,312
Cost of shares redeemed	(2,169,827)	(6,929,909)

Total Class II Shares	257,249,645	358,770,719

Change in net assets from capital transactions	$258,078,788	$358,976,874

SHARE TRANSACTIONS:
Class I Shares
Issued	78,924	19,627	(a)
Reinvested	1,794	215	(a)
Redeemed	(3,614)	(693	)(a)

Total Class I Shares	77,104	19,149	(a)

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Managed Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	23,429,776	33,430,370
Reinvested	1,145,200	659,933
Redeemed	(203,052)	(666,519)

Total Class II Shares	24,371,924	33,423,784

Total change in shares	24,449,028	33,442,933

Amounts	designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class I Shares
Year Ended December 31, 2015 (f)	$10.62	0.30	(0.69)	(0.39)	(0.20)	–	(0.20)	$10.03	(3.71%	)	$965,618	0.31%	2.82%		0.35%	16.13%
Period Ended December 31, 2014 (f)(g)	$10.64	0.39	(0.23)	0.16	(0.15)	(0.03)	(0.18)	$10.62	1.55%		$203,443	0.31%	3.60%	(h)	0.36%	12.12%

Class II Shares
Year Ended December 31, 2015 (f)	$10.62	0.18	(0.60)	(0.42)	(0.17)	–	(0.17)	$10.03	(3.95%	)	$708,087,251	0.56%	1.71%		0.60%	16.13%
Year Ended December 31, 2014 (f)	$10.60	0.24	(0.06)	0.18	(0.13)	(0.03)	(0.16)	$10.62	1.73%		$490,981,828	0.56%	2.23%		0.61%	12.12%
Period Ended December 31, 2013 (f)(i)	$10.00	0.38	0.39	0.77	(0.16)	(0.01)	(0.17)	$10.60	7.78%		$135,626,393	0.53%	5.54%		0.67%	0.77%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(h)	Ratio has not been annualized.
(i)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Managed Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015, the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$57,546,649	$57,546,649
Mutual Funds	634,666,165	—	—	634,666,165
Total Assets	$634,666,165	$—	$57,546,649	$692,212,814

Liabilities:
Futures Contracts	$(632,594)	$—	$—	$(632,594)
Total Liabilities	$(632,594)	$—	$—	$(632,594)
Total	$634,033,571	$—	$57,546,649	$691,580,220

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

December 31, 2015

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$—	$—
Interest Income from Affiliates	1,134,925	1,134,925
Purchases	56,471,248	56,471,248
Sales	(59,524)	(59,524)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$57,546,649	$57,546,649

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$57,546,649	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

18

Notes to Financial Statements (Continued)

December 31, 2015

of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal

19

Notes to Financial Statements (Continued)

December 31, 2015

course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(632,594)
Total		$(632,594)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(23,281,339)
Total	$(23,281,339)

20

Notes to Financial Statements (Continued)

December 31, 2015

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(95,360)
Total	$(95,360)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated investments and futures transactions
$—	$852,946	$(852,946)

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

21

Notes to Financial Statements (Continued)

December 31, 2015

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.15%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $56,971.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.16% for all share classes until April 30, 2016.

22

Notes to Financial Statements (Continued)

December 31, 2015

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2013 Amount(a)	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$48,026	$164,378	$231,521	$443,925

(a) For the period from May 1, 2013 through December 31, 2013.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $171,566 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $2,743.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

23

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $930,885.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income/ Interest	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$9,797,170	$12,184,950	$31,346	$451,801	$1,340	$326,089	$20,744,218
NVIT International Index Fund, Class Y	68,803,557	48,610,591	198,686	2,794,333	14,522	—	111,455,651
NVIT Mid Cap Index Fund, Class Y	49,051,844	26,277,865	9,255,696	769,287	1,258,378	3,820,495	60,091,187
NVIT S&P 500 Index Fund, Class Y	134,475,088	68,877,204	7,974,081	3,659,643	1,643,748	2,494,816	191,271,187
NVIT Small Cap Index Fund, Class Y	24,649,159	12,392,961	7,447,268	363,463	769,794	1,956,735	26,363,824
Nationwide Core Plus Bond Fund, Institutional Class	23,423,047	26,928,236	74,645	1,170,205	172	7,657	49,156,129
NVIT Bond Index Fund, Class Y	89,645,843	69,358,495	249,425	3,159,182	4,385	1,605,457	153,869,677
NVIT Short-Term Bond Fund, Class Y	73,667,593	17,556,394	69,717,674	440,642	(236,059)	—	21,714,292
Nationwide Fixed Contract	—	56,471,248	59,524	1,134,925	—	—	57,546,649

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

24

Notes to Financial Statements (Continued)

December 31, 2015

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $338,657,944 and sales of $95,008,345 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

25

Notes to Financial Statements (Continued)

December 31, 2015

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$11,473,797	$—	$11,473,797	$—	$11,473,797

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,365,694	$714,917	$7,080,611	$—	$7,080,611

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,081,383	$—	$1,081,383	$(14,545,000)	$(25,562,256)	$(39,025,873)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$717,775,070	$6,629,251	$(32,191,507)	$(25,562,256)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$14,545,000	Unlimited

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Managed Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Managed Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, broker and fixed contract issuer, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

27

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 33.85%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $2,730,681 or $0.0386 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $113,492 or $0.0016 per outstanding share.

28

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

30

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

33

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

34

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

35

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

36

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

37

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Annual Report

December 31, 2015

NVIT Investor Destinations Moderate Fund

AR-ID-MOD 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Investor Destinations Moderate Fund

For the annual period ended December 31, 2015, the NVIT Investor Destinations Moderate Fund (Class II) registered -0.33% versus 0.50% for its blended benchmark, 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was -0.92% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 60% equity investments and 40% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying investments in index funds tracking U.S. mid-capitalization stocks, U.S. small-cap stocks and international developed market stocks detracted from the Fund’s overall returns for the reporting period. Specifically, the NVIT Mid Cap Index Fund, which tracks the S&P Mid Cap 400® Index, registered -2.43% and the NVIT Small Cap Index Fund, which tracks the Russell 2000® Index, registered -4.54%. Both of these segments of the U.S. equity market suffered in relation to U.S. large-cap stocks as increased volatility and uneasiness over global growth prospects generally drove capital flows to the less-risky large-cap segment. Equity returns in international developed markets detracted from Fund performance during the reporting period. In addition, a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. As a result, the Fund’s underlying investment in the NVIT International Index Fund, which tracks the MSCI EAFE Index, registered -0.74% for the reporting period.

U.S. large-cap stocks, represented in the Fund primarily by the NVIT S&P 500 Index Fund, served as the only positive performer among the Fund’s underlying equity investments, returning a modest 1.28% for the reporting period. The consumer discretionary and information technology sectors, which represent over a quarter of the S&P 500® Index, were leaders in this asset class, offsetting a large decline in the energy sector.

The Fund’s four underlying fixed-income positions posted modestly positive returns during the reporting period. The Nationwide Contract, which returned 3.40% and was the leader of these four positions, contributed 0.28% to the Fund’s overall return for the period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund invests in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

4

Fund Commentary (con’t.)	NVIT Investor Destinations Moderate Fund

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderate Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT S&P 500 Index Fund Class Y	27.0%
NVIT Bond Index Fund Class Y	22.0%
NVIT International Index Fund Class Y	17.0%
NVIT Mid Cap Index Fund Class Y	9.0%
Nationwide Contract	8.0%
Nationwide Core Plus Bond Fund Institutional Class	7.0%
NVIT Small Cap Index Fund Class Y	4.0%
NVIT Short Term Bond Fund Class Y	3.0%
Nationwide Ziegler Equity Income Fund Institutional Class	3.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT Investor Destinations Moderate Fund

Asset Allocation†

Equity Funds	59.7%
Fixed Income Funds	32.2%
Fixed Contract	8.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	27.0%
NVIT Bond Index Fund, Class Y	22.0%
NVIT International Index Fund, Class Y	16.8%
NVIT Mid Cap Index Fund, Class Y	8.9%
Nationwide Fixed Contract	8.1%
Nationwide Core Plus Bond Fund, Institutional Class	7.1%
NVIT Small Cap Index Fund, Class Y	3.9%
NVIT Short Term Bond Fund, Class Y	3.1%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.1%
100.0%

Objective

The Fund seeks a high level of total return consistent with a moderate level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -0.33%, underperforming the blended benchmark by 0.83% and outperforming the Lipper peer category median by 0.59%

•	Five of the Fund’s nine underlying investments posted a positive return

•

Of the five underlying equity investments, only the Fund’s investment in the NVIT S&P 500 Index Fund, an index fund tracking U.S. large-capitalization stocks (and the Fund’s largest allocation at 27% of the portfolio), was a positive performer, returning a modest 1.28%

•	The Nationwide Contract, which credits a fixed rate of interest that adjusts quarterly and represented 8% of the Fund’s portfolio, contributed 0.28% to the Fund’s overall return

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Investor Destinations Moderate Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class II	(0.33)%	6.25%	4.92%
Class P	(0.15)%	N/A	5.25%	[2]
Russell 3000® Index	0.48%	12.18%	7.35%
Blended Index	0.50%	7.19%	5.77%
CPI	0.73%	1.53%	1.86%

N/A - Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2012.

Expense Ratios

Expense Ratio^
Class II	0.82%
Class P	0.67%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class' actual results.

7

Fund Performance (con’t.)	NVIT Investor Destinations Moderate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Russell 3000® Index, the Blended Index® and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderate Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class II Shares	Actual	(b)	1,000.00	979.10	2.84	0.57
	Hypothetical	(b)(c)	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	(b)	1,000.00	980.10	2.10	0.42
	Hypothetical	(b)(c)	1,000.00	1,023.09	2.14	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Investor Destinations Moderate Fund

Mutual Funds 91.9%

	Shares	Market Value

Equity Funds 59.7%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	6,743,779	$87,871,444
NVIT International Index Fund, Class Y (a)	55,660,865	484,806,131
NVIT Mid Cap Index Fund, Class Y (a)	11,391,112	255,730,468
NVIT S&P 500 Index Fund, Class Y (a)	55,456,572	775,837,448
NVIT Small Cap Index Fund, Class Y (a)	9,442,458	113,215,068

Total Equity Funds (cost $1,217,396,053)		1,717,460,559

Fixed Income Funds 32.2%
Nationwide Core Plus Bond Fund, Institutional Class (a)	20,362,283	204,844,565
NVIT Bond Index Fund, Class Y (a)	61,117,596	634,400,645
NVIT Short Term Bond Fund, Class Y (a)	8,700,798	88,661,127

Total Fixed Income Funds (cost $949,753,070)		927,906,337

Total Mutual Funds (cost $2,167,149,123)		2,645,366,896

Fixed Contract 8.1%

	Principal Amount

Nationwide Fixed Contract, 3.30% (a)(b)(c)	$233,382,701	233,382,701

Total Fixed Contract (cost $233,382,701)		233,382,701

Total Investments (cost $2,400,531,824) (d) — 100.0%		2,878,749,597
Liabilities in excess of other assets — 0.0%†		(1,387,339)

NET ASSETS — 100.0%		$2,877,362,258

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,400,531,824)	$2,878,749,597
Cash	35,243
Receivable for capital shares issued	709,191
Prepaid expenses	5,531

Total Assets	2,879,499,562

Liabilities:
Payable for investments purchased	353,834
Payable for capital shares redeemed	355,358
Accrued expenses and other payables:
Investment advisory fees	319,108
Fund administration fees	56,037
Distribution fees	613,676
Administrative servicing fees	392,115
Accounting and transfer agent fees	359
Custodian fees	16,751
Compliance program costs (Note 3)	3,151
Professional fees	13,344
Printing fees	13,348
Other	223

Total Liabilities	2,137,304

Net Assets	$2,877,362,258

Represented by:
Capital	$2,276,463,083
Accumulated undistributed net investment income	4,987,030
Accumulated net realized gains from affiliated investments	117,694,372
Net unrealized appreciation/(depreciation) from investments in affiliates	478,217,773

Net Assets	$2,877,362,258

Net Assets:
Class II Shares	$2,864,321,016
Class P Shares	13,041,242

Total	$2,877,362,258

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	228,333,179
Class P Shares	1,042,964

Total	229,376,143

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.54
Class P Shares	$12.50

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$56,141,746
Interest income from affiliates	8,186,651

Total Income	64,328,397

EXPENSES:
Investment advisory fees	3,946,034
Fund administration fees	690,984
Distribution fees Class II Shares	7,557,393
Distribution fees Class P Shares	31,210
Administrative servicing fees Class II Shares	4,534,457
Professional fees	108,178
Printing fees	33,646
Trustee fees	84,607
Custodian fees	112,707
Accounting and transfer agent fees	1,900
Compliance program costs (Note 3)	12,785
Other	58,749

Total expenses before earnings credit	17,172,650

Earnings credit (Note 6)	(133)

Net Expenses	17,172,517

NET INVESTMENT INCOME	47,155,880

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	47,930,620
Net realized gains from investment transactions with affiliates	107,969,938

Net realized gains from affiliated investments	155,900,558

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(208,051,532)

Net realized/unrealized losses from affiliated investments	(52,150,974)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,995,094)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$47,155,880	$52,100,431
Net realized gains from affiliated investments	155,900,558	149,959,543
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(208,051,532)	(40,011,066)

Change in net assets resulting from operations	(4,995,094)	162,048,908

Distributions to Shareholders From:
Net investment income:
Class II	(47,630,420)	(53,463,722)
Class P	(237,625)	(243,609)
Class VI (a)	–	(33,600)
Net realized gains:
Class II	(121,311,778)	–
Class P	(512,864)	–
Class VI (a)	–	–

Change in net assets from shareholder distributions	(169,692,687)	(53,740,931)

Change in net assets from capital transactions	(93,479,786)	(258,629,864)

Change in net assets	(268,167,567)	(150,321,887)

Net Assets:
Beginning of year	3,145,529,825	3,295,851,712

End of year	$2,877,362,258	$3,145,529,825

Accumulated undistributed net investment income at end of year	$4,987,030	$1,706,328

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$55,872,282	$20,576,655
Proceeds from shares issued from class conversion	–	19,260,112
Dividends reinvested	168,942,198	53,463,722
Cost of shares redeemed	(318,655,834)	(335,834,519)

Total Class II Shares	(93,841,354)	(242,534,030)

Class P Shares
Proceeds from shares issued	2,635,349	4,911,676
Dividends reinvested	750,489	243,609
Cost of shares redeemed	(3,024,270)	(1,128,187)

Total Class P Shares	361,568	4,027,098

Class VI Shares (a)
Proceeds from shares issued	–	1,041,164
Dividends reinvested	–	33,600
Cost of shares redeemed in class conversion	–	(19,260,112)
Cost of shares redeemed	–	(1,937,584)

Total Class VI Shares	–	(20,122,932)

Change in net assets from capital transactions	$(93,479,786)	$(258,629,864)

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

13

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderate Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class II Shares
Issued	4,263,986	1,553,209
Issued in class conversion	–	1,478,601
Reinvested	13,460,940	3,993,612
Redeemed	(23,811,572)	(25,387,339)

Total Class II Shares	(6,086,646)	(18,361,917)

Class P Shares
Issued	198,748	370,482
Reinvested	59,986	18,242
Redeemed	(223,090)	(85,157)

Total Class P Shares	35,644	303,567

Class VI Shares (a)
Issued	–	80,393
Reinvested	–	2,587
Redeemed in class conversion	–	(1,485,386)
Redeemed	–	(149,799)

Total Class VI Shares	–	(1,552,205)

Total change in shares	(6,051,002)	(19,610,555)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$13.36	0.21	(0.27)	(0.06)	(0.21)	(0.55)	(0.76)	–	$12.54	(0.33%	)	$2,864,321,016	0.57%	1.55%	0.57%	11.58%
Year Ended December 31, 2014 (e)	$12.92	0.21	0.46	0.67	(0.23)	–	(0.23)	–	$13.36	5.18%		$3,132,107,636	0.57%	1.62%	0.57%	18.62%
Year Ended December 31, 2013 (e)	$11.26	0.20	1.67	1.87	(0.21)	–	(0.21)	–	$12.92	16.63%		$3,266,811,014	0.57%	1.62%	0.57%	9.30%
Year Ended December 31, 2012 (e)	$10.33	0.18	0.94	1.12	(0.19)	–	(0.19)	–	$11.26	10.81%		$2,900,799,660	0.57%	1.64%	0.57%	7.97%
Year Ended December 31, 2011 (e)	$10.56	0.18	(0.18)	–	(0.23)	–	(0.23)	–	$10.33	(0.04%	)	$2,850,771,347	0.57%	1.68%	0.57%	14.32%

Class P Shares
Year Ended December 31, 2015 (e)	$13.32	0.24	(0.27)	(0.03)	(0.24)	(0.55)	(0.79)	–	$12.50	(0.15%	)	$13,041,242	0.42%	1.83%	0.42%	11.58%
Year Ended December 31, 2014 (e)	$12.89	0.28	0.40	0.68	(0.25)	–	(0.25)	–	$13.32	5.31%		$13,422,189	0.42%	2.08%	0.42%	18.62%
Year Ended December 31, 2013 (e)	$11.24	0.25	1.63	1.88	(0.23)	–	(0.23)	–	$12.89	16.78%		$9,073,225	0.42%	2.08%	0.42%	9.30%
Period Ended December 31, 2012 (e)(f)	$11.05	0.30	0.11	0.41	(0.22)	–	(0.22)	–	$11.24	3.71%		$5,412,295	0.42%	4.00%	0.42%	7.97%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

16

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from January 1, 2015 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through June 30, 2015, the rate was 3.40%. For the period from July 1, 2015 through September 30, 2015, the rate was 3.35%. For the period from October 1, 2015 through December 31, 2015, the rate was 3.30%. For the period January 1, 2016 through March 31, 2016, the rate will be no less than 2.50% per annum. From April 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, the Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of the Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$233,382,701	$233,382,701
Mutual Funds	2,645,366,896	—	—	2,645,366,896
Total	$2,645,366,896	$—	$233,382,701	$2,878,749,597

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

December 31, 2015

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$253,374,279	$253,374,279
Interest Income from Affiliates	8,186,651	8,186,651
Purchases	—	—
Sales	(28,178,229)	(28,178,229)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$233,382,701	$233,382,701

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$233,382,701	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.30 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investments in the Nationwide Fixed Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

18

Notes to Financial Statements (Continued)

December 31, 2015

of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the

19

Notes to Financial Statements (Continued)

December 31, 2015

ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$3,992,867	$(3,992,867)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

20

Notes to Financial Statements (Continued)

December 31, 2015

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $690,984 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $12,785.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

21

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $4,534,457.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $86.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
Nationwide Ziegler Equity Income Fund, Institutional Class	$62,702,981	$34,782,970	$3,613,171	$2,226,243	$87,215	$1,422,344	$87,871,444
NVIT International Index Fund, Class Y	499,513,373	56,590,791	56,073,087	12,448,507	12,056,016	—	484,806,131
NVIT Mid Cap Index Fund, Class Y	313,784,271	23,709,459	56,771,841	3,356,839	33,353,487	18,103,222	255,730,468
NVIT S&P 500 Index Fund, Class Y	845,651,499	28,360,425	83,435,355	15,252,191	30,673,657	11,670,929	775,837,448
NVIT Small Cap Index Fund, Class Y	157,907,553	13,493,362	44,292,680	1,602,765	27,444,889	9,196,625	113,215,068
Nationwide Core Plus Bond Fund, Institutional Class	158,930,463	68,009,544	16,924,299	5,984,223	(13,738)	32,553	204,844,565
NVIT Bond Index Fund, Class Y	601,816,392	124,132,481	71,554,705	13,412,153	4,735,900	7,504,947	634,400,645
Nationwide Short Term Bond, Class Y	253,402,991	1,858,825	166,498,510	1,858,825	(367,488)	—	88,661,127
Nationwide Fixed Contract	253,374,279	—	28,178,229	8,186,651	—	—	233,382,701
Amounts designated as “—” are zero or have been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2015

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

6.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $350,937,857 and sales of $527,341,877 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

23

Notes to Financial Statements (Continued)

December 31, 2015

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$47,868,045	$121,824,642	$169,692,687	$—	$169,692,687

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$53,740,931	$—	$53,740,931	$—	$53,740,931

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,987,030	$151,742,882	$156,729,912	$—	$444,169,263	$600,899,175

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,434,580,334	$486,676,713	$(42,507,450)	$444,169,263

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

25

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 40.39%.

The Fund designates $121,824,642, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $12,164,939 or $0.0530 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $520,457 or $0.0023 per outstanding share.

26

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

31

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

32

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

33

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

34

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

35

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2015

NVIT Money Market Fund

AR-MMKT 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Money Market Fund

For the annual period ended December 31, 2015, the NVIT Money Market Fund (Class I) returned 0.00% versus 0.00% for its benchmark, the iMoneyNet Prime Retail Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Money Market Funds (consisting of 86 funds as of December 31, 2015) was 0.00% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

A sluggish first quarter of 2015 was in many respects a repeat of last year’s narrative, countering the momentum that the economy had built, lowering growth estimates and creating doubt about the timing of a long-awaited Federal Reserve rate hike. Manufacturing and construction slowed, and retail sales and consumer confidence slipped. But, like the year before, the disappointing figures appeared temporary conditions caused by another difficult winter, with severe snowfall and brutally cold temperatures that slowed production and reduced automotive and housing sales. Additional, likely provisional, factors that weighed on the economy were the strong dollar, low oil prices, geopolitical conflicts and a still underperforming labor market. The dollar put downward pressure on exports, lower energy costs depressed inflation and the wage gains were minimal, despite the benchmark unemployment rate ticking down to 5.5% and the economy adding around 300,000 jobs each month. All of these impacted when the Fed will raise the federal funds rate, and the market became obsessed with deciphering its policy statement language for some indication of when a rise might occur. The hike seemed to be pushed farther out as the Fed suggested in its late first-quarter meeting that it would rely on economic data to make the decision, likely pushing the date to fall of 2015. Even so, that the Fed is moving toward rate normalizing is a divergence from the moves of many world central banks — most significantly the European Central Bank — to ease rates and accelerate accommodative monetary policy. The 1- and 3-month Treasuries yielded no more than five basis points throughout the quarter, while the 1-month London interbank offered rate (Libor) was steady at around 0.17%.

The positive performance of the U.S. economy in the second quarter owes something to the first quarter. While stung by brutal temperatures and frequent blizzards, it now appears that green shoots were sprouting beneath the snow. As the quarter progressed, the economy’s upward trajectory was aided by pent-up activity from the winter. Employment led the way with large gains in nonfarm payrolls that began to exert slight upward pressure on wages. Job openings, the unemployment rate and initial jobless claims all improved. The labor market still has far to go, but it is clearly back on track. Manufacturing, hurt by the strong dollar, improved as the second quarter went on, and retail sales began to increase. But no sector got more of a boost from the harsh winter slowdown than housing, which had a significant bounce. Sales rose, building permits increased and prices firmed, indicating housing is on the path to health, a development seconded by a fall in mortgage delinquencies and foreclosures. These and other signs increased the likelihood that the Federal Reserve would raise the federal funds rate from the zero bound for the first time since late 2008. That did not come to pass at the policymakers’ June meeting, but by its own projections, the Fed likely will raise rates in 2015. The yields on the one- and three-month Treasuries fell over the course of the quarter from five to two basis points for the former and four to two basis points for the latter. The London interbank offered rate (Libor) slightly steepened over the quarter, with one-month Libor increasing from 18 to 19 basis points and three month Libor rising from 27 basis points to 28.

The third quarter of 2015 held more drama than is typical for the summer months as the market waited to see if the Federal Reserve would raise interest rates for the first time since late 2008. Economic signs pointed in that direction as the quarter opened, with the housing market leading the way with robust new and existing home sales and other positive data. Retail sales, especially autos, also picked up. That renewed consumer confidence had actually begun at the end of the

4

Fund Commentary	NVIT Money Market Fund

second quarter, shown by an upward revision of its GDP to 3.9% in September. The unemployment rate fell to 5.1%, the lowest in seven years, in the third quarter, with jobless claims also at low levels. But the labor market certainly had not returned to healthy levels as wages hardly rose and the broader measures of employment, such as labor participation, hardly budged. While the uneven employment situation likely would not have been enough on its own to keep policymakers from hiking rates, persistently low inflation ultimately did. A crucial metric for the Fed, inflation couldn’t overcome the low price of oil and a strong dollar holding back exports. Then, late in the quarter, equity markets became volatile fueled by fears of a slowdown in China’s economy. It also became more apparent that domestic manufacturing had slowed significantly, which also took a toll on growth. Citing this low inflation and wanting to see the effect of weak global growth and market turbulence on the U.S. economy, the Fed ultimately decided not to raise the federal funds rate in its mid-September meeting. The money markets sphere thus ended the third quarter with a cloud of uncertainty about when a hike may occur. The yields on one- and three-month Treasuries fell over the course of the quarter from two basis points to zero for the former and from two basis points to one-and-a-half for the latter. The London interbank offered rate (Libor) steepened over the course of the quarter. While one-month Libor was steady at 19 basis points, three-month Libor rose from 28 basis points to 33 and six-month Libor increased from 44 basis points to 53.

The fourth quarter of 2015 was dominated by the U.S. Federal Reserve, from lingering disappointment over its decision not to raise interest rates in its September Federal Open Market Committee (FOMC) meeting to the growing consensus (fueled by Fed officials) that liftoff would come in December. Finally, action did come to pass with a 25 basis-point hike to a target range of 0.25-0.50% near the end of the year, the first time rates moved from near zero in seven years. Fed Chair Janet Yellen made clear that the decision came in large part from policymaker confidence in the improving domestic economy. The housing market further solidified, with starts continuing an upward trend over the course of the quarter, construction strengthening and house sales firming, in part from the long-awaited arrival of first-time buyers. Also, retail sales grew, led by vehicle purchases and restaurant spending, with the holiday shopping season expected to be solid. But the best sign that the U.S. is on a sustainable path to recovery — and the data that most influenced the Fed’s action — was the performance of the labor market. Jobless claims, which had been at near historical lows for much of the year, were finally joined by the rest of the employment reports in the fall. Payrolls beat expectations handily, the benchmark unemployment rate fell to 5.0%, job openings increased, wages rose and even the consistently low participation rate ticked up. Although manufacturing performance remained poor, the greatest negative of the quarter was stubbornly low inflation. Because the Fed posited that the weakness was largely caused by a temporary phenomenon of low energy prices, it was less concerned than it might otherwise have been. If anything, the Fed harbored more anxiety over the continued slowdown of the Chinese economy. The London interbank offered rate (Libor) and the yield on short-term Treasuries jumped. One-month Libor rose from 19 basis points to 43, three-month increased from 33 basis points to 61, and six-month vaulted from 53 basis points to 85; Treasuries leapt from zero basis points to 17 and from one-and-a-half basis points to 26 for the 1-month and 3-month, respectively.

Subadviser:

Federated Investment Management Company

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Money Market Fund

Asset Allocation†

Commercial Paper	48.1%
Certificates of Deposit	16.0%
Corporate Bonds	13.5%
Mutual Funds	11.6%
Repurchase Agreement	7.4%
Sovereign Bonds	1.9%
U.S. Treasury Note	0.9%
Other assets in excess of liabilities	0.6%
100.0%

Top Industries††

Banking	22.4%
Finance-Retail	18.0%
Sovereign	9.5%
Finance-Commercial	7.6%
Oil & Oil Finance	5.9%
Finance-Automotive	4.6%
Finance-Securities	3.0%
Municipal	2.5%
Finance-Equipment	1.4%
Insurance	1.1%
Other Industries*	24.0%
100.0%

Top Holdings††

Federated Prime Cash Obligations Fund, Institutional Shares	5.9%
Federated Prime Obligations Fund, Institutional Shares	5.9%
Sumitomo Mitsui Banking Corp., 0.35%, 01/05/16	4.0%
BP Capital Markets PLC, 3.20%, 03/11/16	3.0%
GE Capital International Funding Co., 0.96%, 04/15/16	3.0%
Rabobank Nederland NV, 0.56%, 03/18/16	2.9%
Chariot Funding LLC, 0.50%, 01/14/16	2.7%
Erste Abwicklungsanstalt, 0.55%, 01/19/16	2.2%
Kaiser Foundation Hospital, 0.30%, 01/07/16	2.0%
Province of Ontario Canada, 0.40%, 02/01/16	2.0%
Other Holdings*	66.4%
100.0%

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

6

Fund Performance	NVIT Money Market Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	0.00%	0.00%	1.12%
Class II2	0.00%	0.00%	1.03%
Class IV2	0.00%	0.00%	1.17%
Class V2	0.00%	0.00%	1.15%
Class Y2,3	0.00%	0.00%	1.17%
iMoneyNet Prime Retail Index	0.00%	0.46%	1.46%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of Class II shares (December 14, 2009) and Class Y shares (May 1, 2006), are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class II shares and Class Y shares has not been adjusted to reflect its lower expenses.

[3]	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

Expense Ratios

Expense Ratio^
Class I	0.58%
Class II	0.83%
Class IV	0.58%
Class V	0.53%
Class Y	0.43%

^	Current effective prospectus dated April 30, 2015 (as revised September 11, 2015). Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class' actual results.

7

Fund Performance (con’t.)	NVIT Money Market Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Money Market Fund versus performance of the iMoneyNet Prime Retail Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Money Market Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	1,000.00	1.46	0.29
	Hypothetical	(a)(b)	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	(a)	1,000.00	1,000.00	1.46	0.29
	Hypothetical	(a)(b)	1,000.00	1,023.74	1.48	0.29
Class IV Shares	Actual	(a)	1,000.00	1,000.00	1.46	0.29
	Hypothetical	(a)(b)	1,000.00	1,023.74	1.48	0.29
Class V Shares	Actual	(a)	1,000.00	1,000.00	1.46	0.29
	Hypothetical	(a)(b)	1,000.00	1,023.74	1.48	0.29
Class Y Shares	Actual	(a)	1,000.00	1,000.00	1.51	0.30
	Hypothetical	(a)(b)	1,000.00	1,023.69	1.53	0.30

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Money Market Fund

Certificates of Deposit 16.0%

	Principal Amount	Market Value

Banking 16.0%
Bank of Montreal, 0.70%, 08/11/16 (a)	$12,000,000	$12,000,000
Bank of Nova Scotia, Toronto
0.48%, 01/15/16 (a)	20,000,000	20,000,000
0.46%, 05/16/16 (a)	20,000,000	20,000,000
Credit Agricole Corporate and Investment Bank, 0.30%, 01/06/16	9,700,000	9,700,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.41%, 02/08/16	15,000,000	15,000,000
Rabobank Nederland NV, 0.56%, 03/18/16 (a)	50,000,000	50,000,000
Royal Bank of Canada, Montreal
0.44%, 02/12/16 (a)	24,000,000	24,000,000
0.48%, 09/02/16 (a)	24,500,000	24,500,000
Standard Chartered Bank PLC, 0.39%, 01/27/16	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp., 0.35%, 01/05/16	70,000,000	70,000,000
Toronto Dominion Bank, 0.58%, 02/24/16 (a)	10,000,000	10,000,000

		280,200,000

Total Certificates of Deposit (cost $280,200,000)		280,200,000

Commercial Paper 48.1%
Aerospace & Defense 0.9%
Honeywell International, Inc., 0.31%, 01/08/16 (b)	15,000,000	14,999,096

Banking 5.3%
Bedford Row Funding Corp., 0.53%, 04/15/16 (a)(b)	10,000,000	10,000,000
BNP Paribas SA, 0.28%, 01/06/16 (b)	25,000,000	24,999,028
LMA Americas LLC
0.37%, 01/06/16 (b)	7,500,000	7,499,614
0.60%, 03/08/16 (b)	20,000,000	19,977,667
Manhattan Asset Funding Company LLC, 0.34%, 01/22/16 (b)	12,000,000	11,997,620
Matchpoint Finance PLC, 0.33%, 02/02/16 (b)	2,000,000	1,999,414
Nationwide Building Society, 0.40%, 01/04/16 (b)	6,000,000	5,999,800
Standard Chartered Bank PLC, 0.39%, 02/05/16 (b)	10,000,000	9,996,208

		92,469,351

Commercial Paper (continued)

	Principal Amount	Market Value

Electric Power 0.3%
Electricite de France SA, 0.24%, 01/15/16 (b)	$5,900,000	$5,899,449

Finance-Automotive 0.9%
Toyota Credit Canada, Inc., 0.65%, 04/28/16	15,000,000	14,968,041

Finance-Commercial 6.6%
Atlantic Asset Securitization LLC, 0.32%, 01/19/16 (b)	18,000,000	17,997,120
CIESCO LLC, 0.48%, 02/10/16 (b)	27,000,000	26,985,600
Fairway Finance Co. LLC
0.39%, 01/06/16 (a)(b)	10,000,000	10,000,000
0.41%, 03/03/16 (a)(b)	10,000,000	10,000,000
0.44%, 03/16/16 (b)	17,125,000	17,109,302
0.57%, 04/19/16 (a)(b)	20,000,000	20,000,000
0.76%, 06/06/16 (b)	14,000,000	13,953,598

		116,045,620

Finance-Equipment 1.3%
Caterpillar Financial Services Corp., 0.40%, 01/05/16	23,600,000	23,598,951

Finance-Retail 18.0%
Barton Capital S.A.
0.31%, 01/13/16 (b)	34,000,000	33,996,487
0.54%, 03/03/16	15,000,000	14,986,050
CAFCO LLC, 0.45%, 02/01/16 (b)	5,000,000	4,998,062
Chariot Funding LLC, 0.50%, 01/14/16 (b)	47,000,000	46,991,514
CHARTA LLC, 0.50%, 02/23/16 (b)	30,000,000	29,977,917
CRC Funding LLC, 0.47%, 02/10/16 (b)	20,000,000	19,989,555
Jupiter Securitization Co. LLC
0.42%, 01/07/16 (b)	13,000,000	12,999,090
0.38%, 01/14/16 (b)	8,600,000	8,598,820
0.55%, 07/13/16 (a)(b)	20,000,000	20,000,000
Sheffield Receivables Company LLC
0.37%, 01/20/16 (b)	9,000,000	8,998,242
0.43%, 03/04/16 (b)	30,500,000	30,477,049
0.43%, 03/08/16 (b)	4,000,000	3,996,799
0.43%, 03/11/16 (b)	20,000,000	19,983,278
0.48%, 03/24/16 (b)	10,000,000	9,988,933
0.67%, 04/07/16 (b)	3,500,000	3,493,682
Starbird Funding Corp.
0.33%, 02/02/16 (b)	20,000,000	19,994,133
0.61%, 03/09/16 (b)	20,000,000	19,976,956
0.65%, 03/22/16 (b)	4,350,000	4,343,638

		313,790,205

10

Statement of Investments (Continued)

December 31, 2015

NVIT Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value

Municipal 2.5%
Kaiser Foundation Hospital
0.28%, 01/05/16	$8,000,000	$7,999,751
0.30%, 01/07/16	35,040,000	35,038,248

		43,037,999

Oil & Oil Finance 2.9%
BP Capital Markets PLC, 0.37%, 02/01/16 (b)	1,000,000	999,681
ConocoPhillips Qatar Funding Ltd.
0.28%, 01/08/16 (b)	2,000,000	1,999,891
0.42%, 01/11/16 (b)	33,845,000	33,841,051
0.28%, 01/13/16 (b)	6,293,000	6,292,413
0.28%, 01/15/16 (b)	5,000,000	4,999,456
0.28%, 01/19/16 (b)	3,131,000	3,130,562

		51,263,054

Sovereign 9.4%
Caisse des Depots et Consignations (CDC), 0.44%, 03/17/16 (b)	9,000,000	8,991,735
Erste Abwicklungsanstalt
0.32%, 01/12/16 (b)	10,000,000	9,999,022
0.55%, 01/19/16 (a)(b)	38,000,000	38,000,000
0.32%, 02/23/16 (b)	15,000,000	14,992,934
0.40%, 03/01/16 (a)(b)	13,000,000	13,000,000
Kells Funding, LLC
0.35%, 02/09/16 (b)	25,000,000	24,990,521
0.41%, 03/02/16 (b)	20,000,000	19,986,105
Province of Ontario Canada, 0.40%, 02/01/16	35,000,000	34,988,095

		164,948,412

Total Commercial Paper (cost $841,020,178)		841,020,178

Corporate Bonds 13.5%
Banking 1.0%
Bank of Nova Scotia, Toronto, 0.91%, 03/15/16 (a)	1,420,000	1,420,581
ING Bank NV, 1.38%, 03/07/16 (b)	900,000	901,165
JPMorgan Chase & Co., 2.60%, 01/15/16	350,000	350,280
National Australia Bank Ltd., 0.90%, 01/20/16	1,000,000	1,000,149
Royal Bank of Canada, Montreal, 1.45%, 09/09/16	327,000	328,077
Svenska Handelsbanken AB, 1.02%, 03/21/16 (a)	2,950,000	2,951,035
Wells Fargo Bank, NA, 0.77%, 08/19/16 (a)	10,000,000	10,000,000

		16,951,287

Corporate Bonds (continued)

	Principal Amount	Market Value

Finance-Automotive 3.7%
BMW US Capital LLC
0.45%, 02/05/16 (a)	$15,000,000	$15,000,000
0.55%, 05/27/16 (a)	15,000,000	15,000,000
0.45%, 07/06/16 (a)	25,000,000	25,000,000
Toyota Motor Credit Corp., 0.33%, 04/15/16 (a)	10,000,000	10,000,000

		65,000,000

Finance-Commercial 0.9%
General Electric Capital Corp.
0.52%, 01/08/16 (a)	1,506,000	1,506,048
5.00%, 01/08/16	554,000	554,480
0.77%, 06/20/16 (a)	13,000,000	13,007,048

		15,067,576

Finance-Securities 3.0%
GE Capital International Funding Co., 0.96%, 04/15/16 (b)	51,751,000	51,801,593

Insurance 1.1%
Metropolitan Life Global Funding I
3.13%, 01/11/16 (b)	800,000	800,559
0.52%, 07/14/16 (a)(b)	12,000,000	12,004,501
New York Life Global Funding, 0.80%, 02/12/16 (b)	6,005,000	6,007,675

		18,812,735

Metals & Mining 0.8%
SSAB AB, 0.39%, 01/07/16 (a)	15,000,000	15,000,000

Oil & Oil Finance 3.0%
BP Capital Markets PLC, 3.20%, 03/11/16	52,646,000	52,915,636

Total Corporate Bonds (cost $235,548,827)		235,548,827

Sovereign Bonds 1.9%
CANADA 0.2%
Province of Ontario Canada, 4.75%, 01/19/16	3,112,000	3,118,536

GERMANY 0.4%
Erste Abwicklungsanstalt, 0.62%, 01/29/16 (a)	7,200,000	7,201,251

SUPRANATIONAL 1.3%
International Bank for Reconstruction & Development, 0.50%, 02/10/16	23,000,000	22,987,222

Total Sovereign Bonds (cost $33,307,009)		33,307,009

11

Statement of Investments (Continued)

December 31, 2015

NVIT Money Market Fund (Continued)

Mutual Funds 11.6%

	Shares	Market Value

Asset Management 11.6%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.24% (c)	102,000,000	$102,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.28% (c)	101,739,658	101,739,658

Total Mutual Funds (cost $203,739,658)		203,739,658

U.S. Treasury Note 0.9%

	Principal Amount

U.S. Treasury Note, 1.00%, 08/31/16	$15,000,000	$15,067,617

Total U.S. Treasury Note (cost $15,067,617)		15,067,617

Repurchase Agreement 7.4%
ING Financial Markets LLC, 0.30%, dated 12/31/15, due 01/04/16, repurchase price $128,985,299, collateralized by U.S. Government Agency Securities, ranging from 0.62%-5.31%, maturing 03/15/21-03/25/54; total market value $132,851,453. (d)	128,981,000	128,981,000

Total Repurchase Agreement (cost $128,981,000)		128,981,000

Total Investments (cost $1,737,864,289) (e) — 99.4%		1,737,864,289
Other assets in excess of liabilities — 0.6%		9,664,317

NET ASSETS — 100.0%		$1,747,528,606

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $780,956,535 which represents 44.69% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2015.

(d)	Please refer to Note 2(b) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

December 31, 2015

NVIT Money Market Fund
Assets:
Investments, at value (cost $1,608,883,289)	$1,608,883,289
Repurchase agreement, at value (cost $128,981,000)	128,981,000

Total Investments, at value (total cost $1,737,864,289)	1,737,864,289

Cash	1,292
Interest and dividends receivable	1,065,622
Receivable for capital shares issued	15,178,875
Prepaid expenses	2,975

Total Assets	1,754,113,053

Liabilities:
Payable for capital shares redeemed	6,003,987
Accrued expenses and other payables:
Investment advisory fees	239,222
Fund administration fees	45,019
Distribution fees	49,921
Administrative servicing fees	200,093
Accounting and transfer agent fees	675
Custodian fees	9,722
Compliance program costs (Note 3)	1,876
Professional fees	15,761
Printing fees	18,050
Other	121

Total Liabilities	6,584,447

Net Assets	$1,747,528,606

Represented by:
Capital	$1,747,477,547
Accumulated undistributed net investment income	43
Accumulated net realized gains from investments and payment by affiliate	51,016

Net Assets	$1,747,528,606

13

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Money Market Fund
Net Assets:
Class I Shares	$939,913,177
Class II Shares	230,169,112
Class IV Shares	42,706,746
Class V Shares	534,378,220
Class Y Shares	361,351

Total	$1,747,528,606

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	939,896,573
Class II Shares	230,163,072
Class IV Shares	42,706,008
Class V Shares	534,369,204
Class Y Shares	361,346

Total	1,747,496,203

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Year Ended December 31, 2015

NVIT Money Market Fund
INVESTMENT INCOME:
Interest income	$4,405,035
Dividend income	139,485

Total Income	4,544,520

EXPENSES:
Investment advisory fees	6,799,782
Fund administration fees	528,514
Distribution fees Class II Shares	633,898
Administrative servicing fees Class I Shares	1,425,732
Administrative servicing fees Class II Shares	380,341
Administrative servicing fees Class IV Shares	68,591
Administrative servicing fees Class V Shares	524,748
Professional fees	79,183
Printing fees	54,061
Trustee fees	48,569
Custodian fees	52,711
Accounting and transfer agent fees	5,080
Compliance program costs (Note 3)	7,786
Other	39,518

Total expenses before earnings credit and fees waived	10,648,514

Earnings credit (Note 4)	(9,991)
Distribution fees voluntarily waived – Class II (Note 3)	(633,898)
Investment advisory fees voluntarily waived (Note 3)	(3,060,932)
Administrative servicing fees voluntarily waived – Class I (Note 3)	(1,425,604)
Administrative servicing fees voluntarily waived – Class II (Note 3)	(380,309)
Administrative servicing fees voluntarily waived – Class IV (Note 3)	(68,585)
Administrative servicing fees voluntarily waived – Class V (Note 3)	(524,675)

Net Expenses	4,544,520

NET INVESTMENT INCOME	–

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	59,138

Net increase from payment by affiliate (Note 3)	1,469,554

Net realized/unrealized gains from investments and payment by affiliate	1,528,692

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,528,692

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Money Market Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$–	$–
Net realized gains from investment transactions	59,138	23,275
Net increase from payment by affiliate (Note 3)	1,469,554	–

Change in net assets resulting from operations	1,528,692	23,275

Change in net assets from capital transactions	(73,946,241)	57,754,744

Change in net assets	(72,417,549)	57,778,019

Net Assets:
Beginning of year	1,819,946,155	1,762,168,136

End of year	$1,747,528,606	$1,819,946,155

Accumulated undistributed net investment income at end of year	$43	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$384,350,469	$394,274,508
Dividends reinvested	–	–
Cost of shares redeemed	(453,874,130)	(356,021,164)

Total Class I Shares	(69,523,661)	38,253,344

Class II Shares
Proceeds from shares issued	1,180,694,113	1,105,367,844
Dividends reinvested	–	–
Cost of shares redeemed	(1,175,359,230)	(1,040,823,984)

Total Class II Shares	5,334,883	64,543,860

Class IV Shares
Proceeds from shares issued	15,324,219	12,680,623
Dividends reinvested	–	–
Cost of shares redeemed	(20,148,554)	(19,760,019)

Total Class IV Shares	(4,824,335)	(7,079,396)

Class V Shares
Proceeds from shares issued	573,441,307	375,269,472
Dividends reinvested	–	–
Cost of shares redeemed	(547,522,711)	(413,223,404)

Total Class V Shares	25,918,596	(37,953,932)

Class Y Shares
Proceeds from shares issued	172,657	932,127
Dividends reinvested	–	–
Cost of shares redeemed	(31,024,381)	(941,259)

Total Class Y Shares	(30,851,724)	(9,132)

Change in net assets from capital transactions	(73,946,241)	57,754,744

16

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	384,350,469	394,274,508
Reinvested	–	–
Redeemed	(453,859,306)	(356,021,164)

Total Class I Shares	(69,508,837)	38,253,344

Class II Shares
Issued	1,180,694,113	1,105,367,844
Reinvested	–	–
Redeemed	(1,175,356,499)	(1,040,823,984)

Total Class II Shares	5,337,614	64,543,860

Class IV Shares
Issued	15,324,219	12,680,623
Reinvested	–	–
Redeemed	(20,147,801)	(19,760,019)

Total Class IV Shares	(4,823,582)	(7,079,396)

Class V Shares
Issued	573,441,307	375,269,472
Reinvested	–	–
Redeemed	(547,514,320)	(413,223,404)

Total Class V Shares	25,926,987	(37,953,932)

Class Y Shares
Issued	172,657	932,127
Reinvested	–	–
Redeemed	(31,051,080)	(941,259)

Total Class Y Shares	(30,878,423)	(9,132)

Total change in shares	(73,946,241)	57,754,744

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations		Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)
Class I Shares
Year Ended December 31, 2015 (b)	$1.00	–	–	–	(c)	$1.00	–	$939,913,177	0.26%	–	0.58%
Year Ended December 31, 2014 (b)	$1.00	–	–	–		$1.00	–	$1,008,594,772	0.18%	–	0.58%
Year Ended December 31, 2013 (b)	$1.00	–	–	–		$1.00	–	$970,304,468	0.21%	–	0.58%
Year Ended December 31, 2012 (b)	$1.00	–	–	–		$1.00	–	$1,082,651,394	0.30%	–	0.58%
Year Ended December 31, 2011 (b)	$1.00	–	–	–		$1.00	–	$1,126,659,840	0.26%	–	0.57%

Class II Shares
Year Ended December 31, 2015 (b)	$1.00	–	–	–	(c)	$1.00	–	$230,169,112	0.26%	–	0.83%
Year Ended December 31, 2014 (b)	$1.00	–	–	–		$1.00	–	$224,678,172	0.18%	–	0.83%
Year Ended December 31, 2013 (b)	$1.00	–	–	–		$1.00	–	$160,094,056	0.21%	–	0.83%
Year Ended December 31, 2012 (b)	$1.00	–	–	–		$1.00	–	$217,965,994	0.30%	–	0.83%
Year Ended December 31, 2011 (b)	$1.00	–	–	–		$1.00	–	$253,713,076	0.26%	–	0.82%

Class IV Shares
Year Ended December 31, 2015 (b)	$1.00	–	–	–	(c)	$1.00	–	$42,706,746	0.25%	–	0.58%
Year Ended December 31, 2014 (b)	$1.00	–	–	–		$1.00	–	$47,487,535	0.18%	–	0.58%
Year Ended December 31, 2013 (b)	$1.00	–	–	–		$1.00	–	$54,563,286	0.21%	–	0.58%
Year Ended December 31, 2012 (b)	$1.00	–	–	–		$1.00	–	$60,355,890	0.30%	–	0.58%
Year Ended December 31, 2011 (b)	$1.00	–	–	–		$1.00	–	$67,251,820	0.26%	–	0.57%

Class V Shares
Year Ended December 31, 2015 (b)	$1.00	–	–	–	(c)	$1.00	–	$534,378,220	0.26%	–	0.53%
Year Ended December 31, 2014 (b)	$1.00	–	–	–		$1.00	–	$507,973,173	0.18%	–	0.53%
Year Ended December 31, 2013 (b)	$1.00	–	–	–		$1.00	–	$546,045,214	0.21%	–	0.53%
Year Ended December 31, 2012 (b)	$1.00	–	–	–		$1.00	–	$496,009,056	0.30%	–	0.53%
Year Ended December 31, 2011 (b)	$1.00	–	–	–		$1.00	–	$470,690,748	0.26%	–	0.52%

Class Y Shares
Year Ended December 31, 2015 (b)	$1.00	–	–	–	(c)	$1.00	–	$361,351	0.21%	–	0.43%
Year Ended December 31, 2014 (b)	$1.00	–	–	–		$1.00	–	$31,212,503	0.18%	–	0.43%
Year Ended December 31, 2013 (b)	$1.00	–	–	–		$1.00	–	$31,161,112	0.23%	–	0.43%
Year Ended December 31, 2012 (b)	$1.00	–	–	–		$1.00	–	$302,321,859	0.30%	–	0.43%
Year Ended December 31, 2011 (b)	$1.00	–	–	–		$1.00	–	$375,182,576	0.26%	–	0.42%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.
(c)	Includes payment by affiliate which is less than $0.005 per share (Note 3).

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Money Market Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the Loring Ward NVIT Capital Appreciation and Moderate Funds.

The Fund currently offers Class I, Class II, Class IV, Class V and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

19

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company and are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Securities held by the Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

20

Notes to Financial Statements (Continued)

December 31, 2015

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Certificates of Deposit	$—	$280,200,000	$—	$280,200,000
Commercial Paper	—	841,020,178	—	841,020,178
Corporate Bonds	—	235,548,827	—	235,548,827
Mutual Funds	203,739,658	—	—	203,739,658
Repurchase Agreement	—	128,981,000	—	128,981,000
Sovereign Bonds	—	33,307,009	—	33,307,009
U.S. Treasury Note	—	15,067,617	—	15,067,617
Total	$203,739,658	$1,534,124,631	$—	$1,737,864,289

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with another series of the Nationwide Mutual Funds (“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repo on a gross basis was as follows:

ING Financial Markets LLC, 0.30% dated 12/31/15, due 01/04/16, repurchase price $199,006,633, collateralized by U.S. Government Agency Securities ranging 0.62%-5.31%, maturing 03/15/21-03/25/54; total market value $204,971,579.

21

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
ING Financial Markets LLC	$128,981,000	$—	$128,981,000	$(128,981,000)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repo and related collateral.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains/(losses) from investment transactions
$—	$43	$(43)

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

22

Notes to Financial Statements (Continued)

December 31, 2015

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before voluntary fee waivers was 0.38%, and after voluntary fee waivers was 0.21%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

23

Notes to Financial Statements (Continued)

December 31, 2015

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $528,514 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $7,786.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculate at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees, after the voluntary waivers as described below, were $239.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund before voluntary fee waivers was 0.15%, 0.15%, 0.15%, and 0.10% for Class I, Class II, Class IV, and Class V shares, respectively, and after voluntary fee waivers was 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

During the year ended December 31, 2015, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $3,060,932. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $633,898. Also, during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV, and Class V shares of the Fund in an amount equal to $2,399,173. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

24

Notes to Financial Statements (Continued)

December 31, 2015

On June 25, 2015, NFA, the investment adviser to the Fund, made a contribution of $1,469,554 to the Fund primarily to offset capital losses incurred by the Fund due to the sale of securities. The contribution had no impact to the total return of the Fund.

4.  Earnings Credit

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  New Accounting Pronouncements and Other Matters

In July 2014, the SEC adopted amendments to the rules that govern money market mutual funds under the 1940 Act that reform the structure and operations of these funds. The Fund is required to comply with these amendments, and the compliance dates for the various amendments range from July 14, 2015 to October 14, 2016. As a result of the amendments, the Fund may be required to take certain steps with respect to its structure and/or operations. On September 9, 2015, the Board of Trustees approved a proposal to convert the Fund into a government money market fund, effective October 14, 2016. Upon conversion, the Fund will operate as a “government money market fund,” as such term is defined in Rule 2a-7(a)(16) of the 1940 Act.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

7.  Federal Tax Information

The Fund did not make any distributions for the years ended December 31, 2015 and 2014.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$51,059	$—	$51,059	$—	$—	$51,059

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

25

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,737,864,289	$—	$ (—)	$—

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $1,477,633 and are no longer eligible to offset future capital gains, if any.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Money Market Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

27

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

32

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

33

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

35

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

36

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2015

NVIT Nationwide Fund

AR-NAT 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%
Source: Morningstar

3

Fund Commentary	NVIT Nationwide Fund

For the annual period ended December 31, 2015, the NVIT Nationwide Fund (Class I) returned 0.94% versus 1.38% for its benchmark, the S&P 500® Index (S&P 500). For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 204 funds as of December 31, 2015) was 0.37% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Domestic equity markets struggled to generate positive returns during the 12-month period ended December 31, 2015. Large cap value equities continued to underperform large cap growth stocks, and smaller stocks continued to underperform larger ones. In the case of calendar year 2015, growth outperformed value by over 8%, and small cap stocks underperformed large cap names by over 6%.

Energy price declines and concerns over emerging market economic growth were the biggest issues driving the market in 2015. With oil prices down nearly 40%, the energy portion of the S&P 500 was down 21%, pulling the rest of the index down by nearly 2%. In fact, with the impact of energy removed, earnings growth for the S&P 500 would have increased from flat to close to its long term growth rate of 6%.

Given the uncertainty surrounding emerging market economic growth prospects, stocks with large portions of their revenues from overseas sources were hit hard by investors. On average, the price of such stocks underperformed those focused on domestic markets by about 8%.

Usually, these market trends favor small cap stocks, but in 2015 that was not the case. Rising credit spreads weighed heavily on the fortunes of smaller firms. Combined with the underperformance in 2014, the two-year cumulative shortfall of small stocks stands at 15%.

Although the Fund does not invest in small cap stocks directly, the portfolio, as is the case with most active large cap funds, tends on average to hold slightly smaller-sized firms, and the weakness in small cap stocks served as a headwind to performance. This effect aside, the strategy performed fairly well during the year.

During the 12-month period ended December 31, 2015, sector weightings modestly contributed to outperformance versus the benchmark with modest portfolio overweights to consumer discretionary and health care stocks, along with an underweight to the utility sector, adding value versus the S&P 500. This value-added was partially offset by a slight overweight to the materials and industrials sectors and a modest underweighting to the consumer staples sector.

The Fund’s investment process seeks to add value primarily through stock selection as opposed to sector over- and underweights, and the bulk of 12-month gross of fee outperformance came from stock selection.

Strong stock selection in the energy, information technology, and industrials sectors more than offset the impact of negative stock selection in the materials, health care and consumer discretionary sectors. Overall, stock selection added 79 basis points, gross of fees, to Fund performance versus the S&P 500.

In the energy sector, the Fund’s overweight to Valero Energy Corporation and Cameron International Corporation rewarded expectations as did overweights to the information technology stock Skyworks Solutions, Inc. and our holdings in The Boeing Company in the industrials sector.

Stocks which disappointed during the 12-month period included our non-index holdings in GoPro, Inc. and DISH Network Corporation along with an overweight to the S&P 500 stock Xerox Corporation.

Although the Fund narrowly underperformed the S&P 500 on a net of fees basis over the last 12 months, we remain committed to consistently implementing our investment philosophy of adding value through stock selection rather than by significantly over- or under-weighting individual sectors, tilting towards either growth or value stocks, or straying too far into mid-cap and small-cap names. We believe that the trends

4

Fund Commentary (con’t.)	NVIT Nationwide Fund

affecting smaller firms over large firms will abate in 2016, and that the combination of successful stock selection and market tailwinds will be beneficial for the Fund’s investors.

Equity index futures were held in the Fund during the reporting period. These futures are used to “equitize” the Fund’s cash holdings, including cash from inflows and requested portfolio redemptions, such that any return the Fund might earn on cash replicates the return on equities and the Fund performs as if it is 100% invested in securities.

Subadviser:

HighMark Capital Management, Inc.

Portfolio Manager:

Derek Izuel, CFA

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Nationwide Fund

Asset Allocation†

Common Stocks	99.6%
Repurchase Agreements	0.4%
Other assets in excess of liabilities††	0.0%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	6.3%
Banks	4.8%
Software	4.8%
Technology Hardware, Storage & Peripherals	4.3%
Specialty Retail	4.0%
Information Technology Services	3.9%
Pharmaceuticals	3.7%
Hotels, Restaurants & Leisure	3.7%
Real Estate Investment Trusts (REITs)	3.7%
Biotechnology	3.4%
Other Industries*	57.4%
100.0%

Top Holdings†††

Apple, Inc.	4.3%
Wells Fargo & Co.	3.5%
Microsoft Corp.	3.0%
AT&T, Inc.	2.9%
General Dynamics Corp.	2.5%
Home Depot, Inc. (The)	2.1%
Abbott Laboratories	2.1%
PPG Industries, Inc.	2.0%
Xerox Corp.	2.0%
Lowe’s Cos., Inc.	2.0%
Other Holdings*	73.6%
100.0%

Objective

The Fund seeks total return through a flexible combination of capital appreciation and current income.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) returned 0.94%, underperforming the benchmark by 0.44% and outperforming the Lipper peer category median by 0.57%

•

Sector weightings modestly contributed to outperformance versus the benchmark with modest portfolio overweights to consumer discretionary and health care stocks, along with an underweight to the utility sector, adding value

•	This value-added was partially offset by a slight overweight to the materials and industrials sectors and a modest underweighting to the consumer staples sector

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

6

Fund Performance	NVIT Nationwide Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	0.94%	11.25%	5.76%
Class II	0.66%	10.96%	5.50%
Class IV	0.87%	11.26%	5.76%
S&P 500® Index	1.38%	12.57%	7.31%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

Expense Ratio^
Class I	0.79%
Class II	1.04%
Class IV	0.79%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Nationwide Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Nationwide Fund versus performance of the S&P 500® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Nationwide Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	976.60	3.94	0.79
	Hypothetical	(a)(b)	1,000.00	1,021.22	4.02	0.79
Class II Shares	Actual	(a)	1,000.00	974.50	5.18	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.96	5.30	1.04
Class IV Shares	Actual	(a)	1,000.00	976.00	3.93	0.79
	Hypothetical	(a)(b)	1,000.00	1,021.22	4.02	0.79

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Nationwide Fund

Common Stocks 99.6%

	Shares	Market Value

Aerospace & Defense 3.1%
B/E Aerospace, Inc.	89,700	$3,800,589
General Dynamics Corp.	133,605	18,351,983

		22,152,572

Air Freight & Logistics 0.9%
FedEx Corp.	41,560	6,192,024

Banks 4.8%
JPMorgan Chase & Co.	141,183	9,322,314
Wells Fargo & Co.	471,115	25,609,811

		34,932,125

Beverages 1.8%
Coca-Cola Co. (The)	296,795	12,750,313

Biotechnology 3.4%
Amgen, Inc.	15,300	2,483,649
Biogen, Inc.*	9,420	2,885,817
Celgene Corp.*	31,495	3,771,841
Gilead Sciences, Inc.	116,940	11,833,159
Medivation, Inc.*	74,900	3,620,666

		24,595,132

Capital Markets 2.0%
Affiliated Managers Group, Inc.*	27,570	4,404,583
Goldman Sachs Group, Inc. (The)	39,215	7,067,720
Lazard Ltd., Class A	72,140	3,247,021

		14,719,324

Chemicals 2.5%
Airgas, Inc.	6,521	901,985
Mosaic Co. (The)	97,875	2,700,371
PPG Industries, Inc.	148,311	14,656,093

		18,258,449

Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	143,465	5,312,509

Communications Equipment 2.3%
Cisco Systems, Inc.	467,920	12,706,368
Harris Corp.	45,425	3,947,432

		16,653,800

Consumer Finance 1.3%
American Express Co. (a)	41,300	2,872,415
Discover Financial Services	128,205	6,874,352

		9,746,767

Containers & Packaging 0.9%
Graphic Packaging Holding Co.	227,475	2,918,504
WestRock Co.	82,300	3,754,526

		6,673,030

Common Stocks (continued)

	Shares	Market Value

Distributors 0.5%
LKQ Corp.*	116,175	$3,442,265

Diversified Consumer Services 0.4%
Graham Holdings Co., Class B	5,295	2,567,916

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B*	25,730	3,397,389
MSCI, Inc.	100,125	7,222,016
Voya Financial, Inc.	72,315	2,669,147

		13,288,552

Diversified Telecommunication Services 2.9%
AT&T, Inc.	617,675	21,254,197

Electric Utilities 0.9%
American Electric Power Co., Inc.	111,570	6,501,184

Energy Equipment & Services 0.8%
Schlumberger Ltd.	81,050	5,653,237

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	17,170	2,772,955
CVS Health Corp.	76,085	7,438,830

		10,211,785

Food Products 1.7%
ConAgra Foods, Inc.	99,675	4,202,298
Mondelez International, Inc., Class A	176,190	7,900,360

		12,102,658

Gas Utilities 0.3%
Questar Corp. (a)	121,725	2,371,203

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	330,505	14,842,980

Health Care Providers & Services 3.0%
Aetna, Inc.	25,365	2,742,463
Brookdale Senior Living, Inc.*	229,800	4,242,108
McKesson Corp.	27,260	5,376,490
UnitedHealth Group, Inc.	78,370	9,219,447

		21,580,508

Hotels, Restaurants & Leisure 3.7%
Aramark	146,000	4,708,500
Carnival Corp.	217,255	11,836,053
Chipotle Mexican Grill, Inc.*	4,000	1,919,400
Darden Restaurants, Inc.	129,830	8,262,381

		26,726,334

Household Products 1.3%
Procter & Gamble Co. (The)	121,745	9,667,770

10

Statement of Investments (Continued)

December 31, 2015

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 1.0%
General Electric Co.	223,480	$6,961,402

Information Technology Services 3.9%
Amdocs Ltd.	75,170	4,102,027
Broadridge Financial Solutions, Inc.	81,320	4,369,323
Cognizant Technology Solutions Corp., Class A*	87,280	5,238,546
Xerox Corp.	1,333,595	14,176,115

		27,886,011

Insurance 1.8%
Allied World Assurance Co. Holdings AG	54,870	2,040,615
Lincoln National Corp.	137,180	6,894,667
Prudential Financial, Inc. (a)	52,980	4,313,102

		13,248,384

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	15,460	10,449,259
Netflix, Inc.*	21,375	2,444,873

		12,894,132

Internet Software & Services 2.5%
Alphabet, Inc., Class A*	11,505	8,951,005
Alphabet, Inc., Class C*	7,250	5,501,880
Facebook, Inc., Class A*	35,600	3,725,896

		18,178,781

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	51,775	7,344,284

Machinery 0.8%
Snap-on, Inc. (a)	14,270	2,446,306
Toro Co. (The)	44,575	3,257,095

		5,703,401

Media 2.3%
Cinemark Holdings, Inc.	67,340	2,251,176
DISH Network Corp., Class A*	147,575	8,438,339
Liberty Media Corp., Series C*	69,375	2,641,800
Live Nation Entertainment, Inc.*	128,990	3,169,284

		16,500,599

Multi-Utilities 2.1%
DTE Energy Co.	40,275	3,229,652
WEC Energy Group, Inc. (a)	239,875	12,307,986

		15,537,638

Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	48,590	2,360,502
Cabot Oil & Gas Corp.	130,700	2,312,083
Chevron Corp.	125,685	11,306,623
HollyFrontier Corp.	258,565	10,314,158
Kinder Morgan, Inc.	164,200	2,449,864

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	150,275	$7,790,256
Occidental Petroleum Corp.	58,985	3,987,976
Valero Energy Corp.	66,430	4,697,265

		45,218,727

Pharmaceuticals 3.7%
Eli Lilly & Co.	53,875	4,539,508
Johnson & Johnson	93,940	9,649,517
Merck & Co., Inc.	87,805	4,637,860
Pfizer, Inc.	246,505	7,957,181

		26,784,066

Professional Services 0.7%
Equifax, Inc.	27,560	3,069,357
ManpowerGroup, Inc.	20,735	1,747,753

		4,817,110

Real Estate Investment Trusts (REITs) 3.7%
Boston Properties, Inc.	28,135	3,588,338
Equity LifeStyle Properties, Inc.	49,895	3,326,500
Equity Residential	37,800	3,084,102
Four Corners Property Trust, Inc.*	1	15
Kilroy Realty Corp.	49,525	3,133,942
Omega Healthcare Investors, Inc.	97,490	3,410,200
Prologis, Inc.	177,320	7,610,574
Ventas, Inc.	43,750	2,468,813

		26,622,484

Real Estate Management & Development 0.7%
Forest City Enterprises, Inc., Class A*	139,425	3,057,590
Jones Lang LaSalle, Inc.	14,445	2,309,178

		5,366,768

Road & Rail 2.3%
CSX Corp.	338,500	8,784,075
Union Pacific Corp.	100,975	7,896,245

		16,680,320

Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	522,300	9,751,341
First Solar, Inc.* (a)	59,025	3,895,060

		13,646,401

Software 4.8%
Adobe Systems, Inc.*	94,425	8,870,284
Microsoft Corp.	386,945	21,467,709
Oracle Corp.	120,820	4,413,555

		34,751,548

Specialty Retail 4.0%
Home Depot, Inc. (The)	114,620	15,158,495

11

Statement of Investments (Continued)

December 31, 2015

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	185,600	$14,113,024

		29,271,519

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	294,155	30,962,756

Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	49,510	3,094,375
PVH Corp.	27,300	2,010,645
Skechers U.S.A., Inc., Class A* (a)	132,675	4,008,112

		9,113,132

Tobacco 2.8%
Altria Group, Inc.	216,930	12,627,496
Philip Morris International, Inc.	85,975	7,558,062

		20,185,558

Trading Companies & Distributors 1.1%
HD Supply Holdings, Inc.*	257,145	7,722,064

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	95,735	2,478,579

Total Common Stocks (cost $648,253,143)		720,072,298

Repurchase Agreements 0.4%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $1,003,236, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $1,023,264. (b)(c)	$1,003,200	$1,003,200
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $866,555, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $883,853. (b)(c)	866,523	866,523
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $1,020,000. (b)(c)	1,000,000	1,000,000

Total Repurchase Agreements (cost $2,869,723)		2,869,723

Total Investments (cost $651,122,866) (d) — 100.0%		722,942,021
Other assets in excess of liabilities — 0.0%†		275,774

NET ASSETS — 100.0%		$723,217,795

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $12,404,025, which was collateralized by repurchase agreements with a total value of $2,869,723 and $10,007,600 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% — 6.25%, and maturity dates ranging from 01/14/16 — 11/15/45; a total value of $12,877,323.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $2,869,723.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

12

Statement of Investments (Continued)

December 31, 2015

NVIT Nationwide Fund (Continued)

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

Ltd.	Limited

REIT	Real Estate Investment Trust

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
32	S&P 500 E-Mini	03/18/16	$3,256,640	$54,944

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2015

NVIT Nationwide Fund
Assets:
Investments, at value*(cost $648,253,143)	$720,072,298
Repurchase agreements, at value (cost $2,869,723)	2,869,723

Total Investments, at value (total cost $651,122,866)	722,942,021

Cash	3,176,388
Dividends receivable	784,272
Security lending income receivable	15,447
Receivable for capital shares issued	2,398
Receivable for variation margin on futures contracts	130,499
Prepaid expenses	1,397

Total Assets	727,052,422

Liabilities:
Payable for capital shares redeemed	428,803
Payable upon return of securities loaned (Note 2)	2,869,723
Accrued expenses and other payables:
Investment advisory fees	360,333
Fund administration fees	21,069
Distribution fees	25,985
Administrative servicing fees	98,363
Accounting and transfer agent fees	176
Custodian fees	4,148
Compliance program costs (Note 3)	798
Professional fees	14,119
Printing fees	11,004
Other	106

Total Liabilities	3,834,627

Net Assets	$723,217,795

Represented by:
Capital	$824,668,591
Accumulated undistributed net investment income	407,136
Accumulated net realized losses from investments and futures transactions	(173,732,031)
Net unrealized appreciation/(depreciation) from investments	71,819,155
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	54,944

Net Assets	$723,217,795

*	Includes value of securities on loan of $12,404,025 (Note 2).

14

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Nationwide Fund
Net Assets:
Class I Shares	$494,724,121
Class II Shares	120,873,283
Class IV Shares	107,620,391

Total	$723,217,795

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	33,961,981
Class II Shares	8,328,633
Class IV Shares	7,390,846

Total	49,681,460

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.57
Class II Shares	$14.51
Class IV Shares	$14.56

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Year Ended December 31, 2015

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$15,029,497
Income from securities lending (Note 2)	191,962
Interest income	13,898

Total Income	15,235,357

EXPENSES:
Investment advisory fees	4,463,939
Fund administration fees	255,315
Distribution fees Class II Shares	326,642
Administrative servicing fees Class I Shares	782,953
Administrative servicing fees Class II Shares	197,569
Administrative servicing fees Class IV Shares	169,264
Professional fees	46,474
Printing fees	45,448
Trustee fees	21,415
Custodian fees	28,254
Accounting and transfer agent fees	1,275
Compliance program costs (Note 3)	3,225
Other	18,994

Total Expenses	6,360,767

NET INVESTMENT INCOME	8,874,590

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	43,995,540
Net realized gains from futures transactions (Note 2)	603,346

Net realized gains from investments and futures transactions	44,598,886

Net change in unrealized appreciation/(depreciation) from investments	(45,540,051)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(402,973)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(45,943,024)

Net realized/unrealized losses from investments and futures transactions	(1,344,138)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,530,452

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$8,874,590	$8,376,074
Net realized gains from investments and futures transactions	44,598,886	63,424,416
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(45,943,024)	16,659,609

Change in net assets resulting from operations	7,530,452	88,460,099

Distributions to Shareholders From:
Net investment income:
Class I	(6,247,483)	(5,938,610)
Class II	(1,209,292)	(1,291,250)
Class III (a)	–	(7,600)
Class IV	(1,361,587)	(1,313,498)

Change in net assets from shareholder distributions	(8,818,362)	(8,550,958)

Change in net assets from capital transactions	(56,897,286)	(68,014,967)

Change in net assets	(58,185,196)	11,894,174

Net Assets:
Beginning of year	781,402,991	769,508,817

End of year	$723,217,795	$781,402,991

Accumulated undistributed net investment income at end of year	$407,136	$417,600

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$23,650,486	$16,891,266
Proceeds from shares issued from class conversion	–	1,905,913
Dividends reinvested	6,247,483	5,938,610
Cost of shares redeemed	(58,557,122)	(50,300,589)

Total Class I Shares	(28,659,153)	(25,564,800)

Class II Shares
Proceeds from shares issued	8,445,578	4,930,778
Dividends reinvested	1,209,292	1,291,250
Cost of shares redeemed	(30,389,368)	(39,337,778)

Total Class II Shares	(20,734,498)	(33,115,750)

Class III Shares (a)
Proceeds from shares issued	–	171,899
Dividends reinvested	–	7,600
Cost of shares redeemed in class conversion	–	(1,905,913)
Cost of shares redeemed	–	(171,279)

Total Class III Shares	–	(1,897,693)

Class IV Shares
Proceeds from shares issued	1,267,530	1,462,692
Dividends reinvested	1,361,587	1,313,498
Cost of shares redeemed	(10,132,752)	(10,212,914)

Total Class IV Shares	(7,503,635)	(7,436,724)

Change in net assets from capital transactions	$(56,897,286)	$(68,014,967)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

17

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	1,582,168	1,246,815
Issued in class conversion	–	142,173
Reinvested	432,597	425,311
Redeemed	(3,932,357)	(3,629,414)

Total Class I Shares	(1,917,592)	(1,815,115)

Class II Shares
Issued	574,694	339,256
Reinvested	84,065	93,019
Redeemed	(2,042,371)	(2,851,972)

Total Class II Shares	(1,383,612)	(2,419,697)

Class III Shares (a)
Issued	–	12,779
Reinvested	–	567
Redeemed in class conversion	–	(141,661)
Redeemed	–	(12,996)

Total Class III Shares	–	(141,311)

Class IV Shares
Issued	84,891	106,599
Reinvested	94,283	94,079
Redeemed	(681,971)	(734,016)

Total Class IV Shares	(502,797)	(533,338)

Total change in shares	(3,804,001)	(4,909,461)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$14.62	0.18	(0.04)	0.14	(0.19)	(0.19)	–	$14.57	0.94%	$494,724,121	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014 (c)	$13.19	0.16	1.43	1.59	(0.16)	(0.16)	–	$14.62	12.15%	$524,589,219	0.79%	1.13%	0.79%	47.32%
Year Ended December 31, 2013 (c)	$10.19	0.15	3.01	3.16	(0.16)	(0.16)	–	$13.19	31.10%	$497,167,860	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012 (c)	$9.05	0.14	1.15	1.29	(0.15)	(0.15)	–	$10.19	14.21%	$426,223,301	0.79%	1.44%	0.80%	23.86%
Year Ended December 31, 2011 (c)	$9.11	0.11	(0.06)	0.05	(0.11)	(0.11)	–	$9.05	0.53%	$436,029,821	0.78%	1.21%	0.79%	19.65%

Class II Shares
Year Ended December 31, 2015 (c)	$14.56	0.14	(0.04)	0.10	(0.15)	(0.15)	–	$14.51	0.66%	$120,873,283	1.04%	0.95%	1.04%	67.90%
Year Ended December 31, 2014 (c)	$13.14	0.12	1.43	1.55	(0.13)	(0.13)	–	$14.56	11.82%	$141,445,539	1.04%	0.88%	1.04%	47.32%
Year Ended December 31, 2013 (c)	$10.15	0.12	3.00	3.12	(0.13)	(0.13)	–	$13.14	30.79%	$159,365,672	1.04%	1.02%	1.04%	108.73%
Year Ended December 31, 2012 (c)	$9.02	0.12	1.13	1.25	(0.12)	(0.12)	–	$10.15	13.85%	$149,466,339	1.04%	1.19%	1.05%	23.86%
Year Ended December 31, 2011 (c)	$9.07	0.09	(0.06)	0.03	(0.08)	(0.08)	–	$9.02	0.38%	$168,088,528	1.04%	0.95%	1.05%	19.65%

Class IV Shares
Year Ended December 31, 2015 (c)	$14.62	0.18	(0.05)	0.13	(0.19)	(0.19)	–	$14.56	0.87%	$107,620,391	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014 (c)	$13.18	0.16	1.44	1.60	(0.16)	(0.16)	–	$14.62	12.23%	$115,368,233	0.79%	1.13%	0.79%	47.32%
Year Ended December 31, 2013 (c)	$10.19	0.15	3.00	3.15	(0.16)	(0.16)	–	$13.18	31.00%	$111,104,753	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012 (c)	$9.05	0.14	1.15	1.29	(0.15)	(0.15)	–	$10.19	14.22%	$92,940,203	0.79%	1.45%	0.80%	23.86%
Year Ended December 31, 2011 (c)	$9.10	0.11	(0.05)	0.06	(0.11)	(0.11)	–	$9.05	0.63%	$89,436,799	0.79%	1.21%	0.80%	19.65%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$720,072,298	$—	$—	$720,072,298
Futures Contracts	54,944	—	—	54,944
Repurchase Agreements	—	2,869,723	—	2,869,723
Total	$720,127,242	$2,869,723	$—	$722,996,965

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

21

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$54,944
Total		$54,944

*	Includes cumulative appreciation/ (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

22

Notes to Financial Statements (Continued)

December 31, 2015

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$603,346
Total	$603,346

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(402,973)
Total	$(402,973)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $2,869,723, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating

23

Notes to Financial Statements (Continued)

December 31, 2015

the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000.

24

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$1,003,200	$—	$1,003,200	$(1,003,200)	$—
Nomura Securities International, Inc.,	866,523	—	866,523	(866,523)	—
Nomura Securities International, Inc.,	1,000,000	—	1,000,000	(1,000,000)	—
Total	$2,869,723	$—	$2,869,723	$(2,869,723)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

25

Notes to Financial Statements (Continued)

December 31, 2015

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to return of capital dividends and partnership distributions. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments and futures transactions
$—	$(66,692)	$66,692

Amount designated as “—” is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

26

Notes to Financial Statements (Continued)

December 31, 2015

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected HighMark Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.58%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $255,315 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $3,225.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

27

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,149,786.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $510,075,922 and sales of $551,211,896 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

28

Notes to Financial Statements (Continued)

December 31, 2015

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $151,346 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,818,362	$—	$8,818,362	$—	$8,818,362

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,550,958	$—	$8,550,958	$—	$8,550,958

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$407,136	$—	$407,136	$(172,825,471)	$70,967,539	$(101,450,796)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

29

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$651,974,482	$98,665,680	$(27,698,141)	$70,967,539

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$172,825,471	2017

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $43,249,117, and are no longer eligible to offset future capital gains, if any.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30

\

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Nationwide Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Nationwide Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

31

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

32

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

33

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

34

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

37

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

38

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

39

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

40

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

41

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Annual Report

December 31, 2015

American Century NVIT Multi Cap Value Fund

AR-MCV 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	American Century NVIT Multi Cap Value Fund

For the annual period ended December 31, 2015, the American Century NVIT Multi Cap Value Fund (Class I) registered -4.27% versus -3.83% for its benchmark, the Russell 1000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Value Funds (consisting of 49 funds as of December 31, 2015) was -3.44% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The broad U.S. stock market recorded a small gain for the year. During the summer, the market was roiled by concerns about slowing growth in China and other emerging markets. Oil and commodity prices dropped on worries about weak global growth, falling demand, and oversupply. Meanwhile, U.S. economic growth continued slowly. In December, the Fed raised short-term interest rates, a move that had been anticipated by the market for most of 2015.

The Russell 1000 Value Index declined during the year, with seven of its 10 sectors generating negative returns. The energy, materials, and consumer discretionary sectors posted the greatest losses. The health care, telecommunication services, and industrials sectors produced positive returns.

Selection among industrials companies contributed most to relative results. In addition, the portfolio benefited from security selection in the consumer discretionary sector. Selection and an underweight position in utilities were also advantageous. An overweight in the energy sector detracted from relative returns, though this was offset somewhat by security selection. Additionally, the portfolio was hampered by selection and an overweight in the information technology sector.

Within the industrials sector, the portfolio benefited from its positioning in the machinery and airlines industries. An overweight to industrial conglomerate General Electric Co. bolstered returns. General Electric advanced, as it continued to exit its finance segment, completed the spinoff of Synchrony Financial, acquired

Alston’s energy business, and an activist investor took a position in the stock. The company’s margins in its oil and gas business also held up better than expected. Elsewhere in the sector, a leading contributor was waste management company Republic Services, Inc., which recorded strong gains as it continued to execute well and has minimal exposure to emerging markets and foreign currency issues.

Key contributions were made by some of the portfolio’s financials holdings. Shares of HCC Insurance Holdings, Inc. appreciated on news the company would be acquired by Tokio Marine Holdings, Inc. at a significant premium to its price at the time of the announcement. In the capital markets industry, an overweight in Northern Trust Corp. added to returns, as the company benefited from continued success in its cost-cutting efforts and the likelihood of higher interest rates.

Security selection in the energy sector bolstered results, as the portfolio did not own some of the sector’s steepest decliners. However, it was hurt by its overweight position in the sector. A major contribution was made by Cameron International Corp., a global provider of pressure control, processing, flow control, and compression systems. Its stock rose on news that oilfield-services provider Schlumberger Ltd. had agreed to acquire it at a healthy premium. On the other hand, declining oil and natural gas prices weighed on a number of the portfolio’s holdings, including EQT Corp., Devon Energy Corp., Peabody Energy Corp., Imperial Oil Ltd., and Ultra Petroleum Corp.

Derivatives do not play a substantial role in the investment process. Futures are occasionally used to equitize cash and temporarily gain sector exposure. During the year, the portfolio used forward currency contracts to reduce risk that can result from currency fluctuations in foreign equity investments. The total impact of derivatives to the portfolio over the year ending December 31, 2015 was positive, contributing 34 bps to return.

As of December 31, 2015, the portfolio had a significant overweight in the energy sector, with a focus on higher-quality companies across the sector that have been pressured by the steep

4

Fund Commentary (con’t.)	American Century NVIT Multi Cap Value Fund

drop in oil prices. The team took advantage of weakness in oil prices to establish a stake in Schlumberger, the leading company in the oilfield services industry. The portfolio also increased its position in natural gas producer EQT Corp., which had underperformed as warm weather caused weak natural gas consumption and drove commodity prices to decade lows. In addition, the team added to the portfolio’s stake in Anadarko Petroleum Corp. after investors reacted negatively to the company’s all-stock proposed acquisition of Apache Corp.

The portfolio’s largest sector underweight is in financials, where it is significantly underweight REITs as the team continues to find valuations generally unattractive. The portfolio is also underweight the utilities and materials sectors.

Subadviser:

American Century Investment Management, Inc.

Portfolio Managers:

Phillip N. Davidson, CFA; Dan Gruemmer, CFA; Michael Liss, CFA; Kevin Toney, CFA; and Brian Woglom, CFA

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	American Century NVIT Multi Cap Value Fund

Asset Allocation†

Common Stocks	98.5%
Repurchase Agreements	0.5%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	16.4%
Banks	13.3%
Pharmaceuticals	8.4%
Industrial Conglomerates	4.1%
Insurance	4.0%
Capital Markets	3.9%
Health Care Equipment & Supplies	3.5%
Energy Equipment & Services	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Commercial Services & Supplies	3.0%
Other Industries*	37.0%
100.0%

Top Holdings††

Exxon Mobil Corp.	3.4%
General Electric Co.	3.4%
JPMorgan Chase & Co.	2.8%
Pfizer, Inc.	2.8%
Procter & Gamble Co. (The)	2.7%
Johnson & Johnson	2.6%
Chevron Corp.	2.5%
Wells Fargo & Co.	2.5%
Merck & Co., Inc.	2.0%
AT&T, Inc.	2.0%
Other Holdings*	73.3%
100.0%
Objective

The Fund seeks capital appreciation and, secondarily, current income.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -4.27%, underperforming the benchmark by 0.44% and the Lipper peer category median by 0.83%

•	Selection among industrials companies contributed most to relative results. In addition, the portfolio benefited from security selection in the consumer discretionary sector

•

An overweight in the energy sector detracted from relative returns, though this was offset somewhat by security selection. Additionally, the portfolio was hampered by selection and an overweight in the information technology sector

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

6

Fund Performance	American Century NVIT Multi Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(4.27)%	10.51%	14.49%
Class II	(4.44)%	10.32%	14.28%
Russell 1000® Value Index	(3.83)%	11.27%	15.99%
CPI	0.73%	1.53%	1.58%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.88%	0.88%
Class II	1.13%	1.05%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	American Century NVIT Multi Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the American Century NVIT Multi Cap Value Fund since inception through 12/31/15 versus performance of the Russell 1000® Value Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Century NVIT Multi Cap Value Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	966.30	4.46	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.67	4.58	0.90
Class II Shares	Actual	(a)	1,000.00	965.70	5.30	1.07
	Hypothetical	(a)(b)	1,000.00	1,019.81	5.45	1.07

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

American Century NVIT Multi Cap Value Fund

Common Stocks 98.5%

	Shares	Market Value

Aerospace & Defense 0.2%
Textron, Inc.	21,110	$886,831

Automobiles 1.1%
General Motors Co.	74,886	2,546,873
Honda Motor Co., Ltd.	55,100	1,761,081

		4,307,954

Banks 13.2%
Bank of America Corp.	353,000	5,940,990
BB&T Corp.	69,410	2,624,392
BOK Financial Corp.	41,670	2,491,449
Comerica, Inc.	39,333	1,645,299
Commerce Bancshares, Inc.	41,901	1,782,469
Cullen/Frost Bankers, Inc.	38,236	2,294,160
JPMorgan Chase & Co.	162,886	10,755,363
M&T Bank Corp.	16,607	2,012,436
PNC Financial Services Group, Inc. (The)	49,986	4,764,166
U.S. Bancorp	154,408	6,588,589
Wells Fargo & Co.	172,847	9,395,963

		50,295,276

Beverages 0.2%
PepsiCo, Inc.	7,730	772,382

Capital Markets 3.8%
Franklin Resources, Inc.	55,240	2,033,937
Goldman Sachs Group, Inc. (The)	12,842	2,314,514
LPL Financial Holdings, Inc. (a)	47,217	2,013,805
Northern Trust Corp.	83,682	6,032,635
State Street Corp.	34,813	2,310,191

		14,705,082

Commercial Services & Supplies 3.0%
ADT Corp. (The)	102,945	3,395,126
Republic Services, Inc.	109,878	4,833,533
Tyco International PLC	96,735	3,084,879

		11,313,538

Communications Equipment 2.7%
Cisco Systems, Inc.	280,185	7,608,424
QUALCOMM, Inc.	52,450	2,621,713

		10,230,137

Containers & Packaging 0.3%
Sonoco Products Co.	25,557	1,044,515

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class A*	24	4,747,200
Berkshire Hathaway, Inc., Class B*	16,370	2,161,495

		6,908,695

Common Stocks 98.5%

	Shares	Market Value

Diversified Telecommunication Services 2.7%
AT&T, Inc.	223,906	$7,704,606
CenturyLink, Inc.	98,059	2,467,164

		10,171,770

Electric Utilities 2.2%
Edison International	42,739	2,530,576
Great Plains Energy, Inc.	110,990	3,031,137
Westar Energy, Inc.	69,861	2,962,805

		8,524,518

Electrical Equipment 1.5%
Eaton Corp. PLC	36,790	1,914,552
Emerson Electric Co.	79,650	3,809,659

		5,724,211

Electronic Equipment, Instruments & Components 1.0%
Keysight Technologies, Inc.*	84,583	2,396,236
TE Connectivity Ltd.	22,603	1,460,380

		3,856,616

Energy Equipment & Services 3.3%
FMC Technologies, Inc.*	53,360	1,547,974
Halliburton Co.	104,272	3,549,419
Helmerich & Payne, Inc.	54,910	2,940,430
Schlumberger Ltd.	63,320	4,416,570

		12,454,393

Food & Staples Retailing 2.6%
Sysco Corp.	105,716	4,334,356
Wal-Mart Stores, Inc.	89,723	5,500,020

		9,834,376

Food Products 2.1%
ConAgra Foods, Inc.	32,700	1,378,632
General Mills, Inc.	15,921	918,005
Kellogg Co.	40,080	2,896,581
Mondelez International, Inc., Class A	66,256	2,970,919

		8,164,137

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	30,340	1,157,471
Becton, Dickinson and Co.	7,383	1,137,646
Boston Scientific Corp.*	79,364	1,463,472
Medtronic PLC	66,406	5,107,950
Zimmer Biomet Holdings, Inc.	42,391	4,348,893

		13,215,432

Health Care Providers & Services 1.2%
Cigna Corp.	9,240	1,352,089
Express Scripts Holding Co.*	16,284	1,423,385
LifePoint Health, Inc.*	26,301	1,930,493

		4,705,967

10

Statement of Investments (Continued)

December 31, 2015

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks 98.5%

	Shares	Market Value

Hotels, Restaurants & Leisure 0.5%
Carnival Corp.	21,533	$1,173,118
International Speedway Corp., Class A	23,630	796,803

		1,969,921

Household Durables 0.1%
Tupperware Brands Corp.	6,540	363,951

Household Products 2.7%
Procter & Gamble Co. (The)	127,637	10,135,654

Industrial Conglomerates 4.0%
General Electric Co.	409,854	12,766,952
Koninklijke Philips NV	100,341	2,561,131

		15,328,083

Insurance 4.0%
ACE Ltd.	20,400	2,383,740
Aflac, Inc.	36,266	2,172,333
Brown & Brown, Inc.	21,049	675,673
Chubb Corp. (The)	19,626	2,603,193
MetLife, Inc.	69,965	3,373,013
Reinsurance Group of America, Inc.	22,980	1,965,939
Unum Group	57,780	1,923,496

		15,097,387

Leisure Products 0.3%
Mattel, Inc.	38,139	1,036,237

Machinery 0.2%
Oshkosh Corp.	18,540	723,802

Media 0.2%
Discovery Communications, Inc., Class A*	29,192	778,843

Metals & Mining 1.0%
BHP Billiton Ltd.	72,840	937,419
Newmont Mining Corp.	49,265	886,277
Nucor Corp.	45,360	1,828,008

		3,651,704

Multiline Retail 0.6%
Target Corp.	31,339	2,275,525

Multi-Utilities 1.1%
Ameren Corp.	13,850	598,735
PG&E Corp.	65,799	3,499,849

		4,098,584

Oil, Gas & Consumable Fuels 16.3%
Anadarko Petroleum Corp.	78,340	3,805,757
Apache Corp.	65,318	2,904,692
Chevron Corp.	106,901	9,616,814
Cimarex Energy Co.	27,800	2,484,764
Devon Energy Corp.	146,819	4,698,208

Common Stocks 98.5%

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	29,206	$2,067,493
EQT Corp.	79,240	4,130,781
Exxon Mobil Corp.	165,277	12,883,342
Imperial Oil Ltd.	93,091	3,032,841
Noble Energy, Inc.	103,792	3,417,871
Occidental Petroleum Corp.	95,894	6,483,393
Southwestern Energy Co. *	81,028	576,109
TOTAL SA	134,682	6,037,982

		62,140,047

Pharmaceuticals 8.3%
AbbVie, Inc.	26,100	1,546,164
Allergan PLC *	7,150	2,234,375
Johnson & Johnson	95,301	9,789,319
Merck & Co., Inc.	146,155	7,719,907
Pfizer, Inc.	326,390	10,535,869

		31,825,634

Real Estate Investment Trusts (REITs) 2.0%
Annaly Capital Management, Inc.	199,941	1,875,446
Capstead Mortgage Corp.	117,900	1,030,446
Corrections Corp. of America	92,172	2,441,636
Piedmont Office Realty Trust, Inc., Class A	35,260	665,709
Weyerhaeuser Co.	50,610	1,517,288

		7,530,525

Road & Rail 0.8%
CSX Corp.	37,310	968,194
Heartland Express, Inc.	129,186	2,198,746

		3,166,940

Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	149,077	2,783,268
Broadcom Corp., Class A	15,960	922,807
Intel Corp.	188,120	6,480,734
Teradyne, Inc.	27,423	566,833

		10,753,642

Software 1.9%
Microsoft Corp.	70,700	3,922,436
Oracle Corp.	94,527	3,453,071

		7,375,507

Specialty Retail 1.5%
Advance Auto Parts, Inc.	16,505	2,484,167
CST Brands, Inc.	54,990	2,152,309
Lowe’s Cos., Inc.	15,026	1,142,577

		5,779,053

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	11,402	1,200,175
EMC Corp.	209,043	5,368,224

11

Statement of Investments (Continued)

December 31, 2015

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks 98.5%

	Shares	Market Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	60,901	$925,695
HP, Inc.	60,901	721,068
SanDisk Corp.	27,790	2,111,762
Western Digital Corp.	22,165	1,331,008

		11,657,932

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	53,184	1,740,712
Ralph Lauren Corp.	12,070	1,345,564

		3,086,276

Total Common Stocks (cost $360,202,007)		375,891,077

Repurchase Agreements 0.5%

	Principal Amount

Goldman Sachs & Co., Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $16,369, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $16,695. (b)(c)	$16,368	16,368
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $1,038,515, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $1,059,246. (b)(c)	1,038,476	1,038,476
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $1,020,000. (b)(c)	1,000,000	1,000,000

Total Repurchase Agreements (cost $2,054,844)		2,054,844

Total Investments (cost $362,256,851) (d) — 99.0%		377,945,921
Other assets in excess of liabilities — 1.0%		3,899,991

NET ASSETS — 100.0%		$381,845,912

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $1,991,798.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $2,054,844.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

12

Statement of Investments (Continued)

December 31, 2015

American Century NVIT Multi Cap Value Fund (Continued)

At December 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse International	01/29/16	(929,802)	$(667,375)	$(676,726)	$(9,351)
Australian Dollar	Credit Suisse International	01/29/16	(72,112)	(52,212)	(52,484)	(272)
Canadian Dollar	JPMorgan Chase Bank	01/29/16	(3,075,651)	(2,205,874)	(2,222,884)	(17,010)
Canadian Dollar	JPMorgan Chase Bank	01/29/16	(95,526)	(68,915)	(69,040)	(125)
Canadian Dollar	JPMorgan Chase Bank	01/29/16	(119,408)	(86,078)	(86,300)	(222)
Euro	UBS AG	01/29/16	(5,858,874)	(6,423,318)	(6,371,002)	52,316
Euro	UBS AG	01/29/16	(180,291)	(197,373)	(196,051)	1,322
Japanese Yen	Credit Suisse International	01/29/16	(165,010,725)	(1,365,666)	(1,373,580)	(7,914)

Total Short Contracts				$(11,066,811)	$(11,048,067)	$18,744

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Japanese Yen	Credit Suisse International	01/29/16	4,669,725	$38,651	$38,872	$221

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2015

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value*(cost $360,202,007)	$375,891,077
Repurchase agreements, at value (cost $2,054,844)	2,054,844

Total Investments, at value (total cost $362,256,851)	377,945,921

Cash	5,121,345
Dividends receivable	908,837
Security lending income receivable	12,505
Receivable for investments sold	3,839,812
Receivable for capital shares issued	43,847
Reclaims receivable	6,567
Unrealized appreciation on forward foreign currency contracts (Note 2)	53,859
Prepaid expenses	777

Total Assets	387,933,470

Liabilities:
Payable for investments purchased	3,141,703
Payable for capital shares redeemed	523,715
Unrealized depreciation on forward foreign currency contracts (Note 2)	34,894
Payable upon return of securities loaned (Note 2)	2,054,844
Accrued expenses and other payables:
Investment advisory fees	186,875
Fund administration fees	13,662
Distribution fees	22,917
Administrative servicing fees	81,985
Accounting and transfer agent fees	220
Custodian fees	2,181
Compliance program costs (Note 3)	431
Professional fees	12,988
Printing fees	11,071
Other	72

Total Liabilities	6,087,558

Net Assets	$381,845,912

Represented by:
Capital	$325,149,610
Accumulated undistributed net investment income	4,317,707
Accumulated net realized gains from investments, forward and foreign currency transactions	36,671,972
Net unrealized appreciation/(depreciation) from investments	15,689,070
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	18,965
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,412)

Net Assets	$381,845,912

*	Includes value of securities on loan of $1,991,798 (Note 2).

14

Statement of Assets and Liabilities (Continued)

December 31, 2015

American Century NVIT Multi Cap Value Fund
Net Assets:
Class I Shares	$224,787,908
Class II Shares	157,058,004

Total	$381,845,912

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	14,587,854
Class II Shares	10,247,891

Total	24,835,745

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.41
Class II Shares	$15.33

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Year Ended December 31, 2015

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$11,678,564
Income from securities lending (Note 2)	142,082
Interest income	12,770
Foreign tax withholding	(68,989)

Total Income	11,764,427

EXPENSES:
Investment advisory fees	2,381,927
Fund administration fees	167,703
Distribution fees Class II Shares	426,509
Administrative servicing fees Class I Shares	618,196
Administrative servicing fees Class II Shares	426,510
Professional fees	45,371
Printing fees	34,847
Trustee fees	11,654
Custodian fees	15,410
Accounting and transfer agent fees	1,344
Compliance program costs (Note 3)	1,751
Other	12,427

Total expenses before fees waived	4,143,649

Distribution fees waived — Class II (Note 3)	(136,485)

Net Expenses	4,007,164

NET INVESTMENT INCOME	7,757,263

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	38,189,840
Net realized gains from forward and foreign currency transactions (Note 2)	1,633,914

Net realized gains from investments forward and foreign currency transactions	39,823,754

Net change in unrealized appreciation/(depreciation) from investments	(65,629,341)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(75,005)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(231)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(65,704,577)

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(25,880,823)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,123,560)

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$7,757,263	$7,123,884
Net realized gains from investments, forward and foreign currency transactions	39,823,754	54,432,723
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(65,704,577)	(7,300,857)

Change in net assets resulting from operations	(18,123,560)	54,255,750

Distributions to Shareholders From:
Net investment income:
Class I	(5,786,390)	(5,288,406)
Class II	(3,758,628)	(3,212,653)
Net realized gains:
Class I	(30,372,925)	(29,406,176)
Class II	(21,069,437)	(19,154,539)

Change in net assets from shareholder distributions	(60,987,380)	(57,061,774)

Change in net assets from capital transactions	12,409,460	9,397,351

Change in net assets	(66,701,480)	6,591,327

Net Assets:
Beginning of year	448,547,392	441,956,065

End of year	$381,845,912	$448,547,392

Accumulated undistributed net investment income at end of year	$4,317,707	$4,660,072

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,976,073	$5,801,748
Dividends reinvested	36,159,315	34,694,582
Cost of shares redeemed	(35,658,453)	(38,671,936)

Total Class I Shares	3,476,935	1,824,394

Class II Shares
Proceeds from shares issued	9,650,053	11,627,826
Dividends reinvested	24,828,065	22,367,192
Cost of shares redeemed	(25,545,593)	(26,422,061)

Total Class II Shares	8,932,525	7,572,957

Change in net assets from capital transactions	$12,409,460	$9,397,351

17

Statements of Changes in Net Assets (Continued)

	American Century NVIT Multi Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	165,885	295,559
Reinvested	2,418,295	1,837,931
Redeemed	(1,990,727)	(1,964,340)

Total Class I Shares	593,453	169,150

Class II Shares
Issued	546,803	595,562
Reinvested	1,672,018	1,191,013
Redeemed	(1,425,784)	(1,333,210)

Total Class II Shares	793,037	453,365

Total change in shares	1,386,490	622,515

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$19.16	0.34	(1.29)	(0.95)	(0.42)	(2.38)	(2.80)	$15.41	(4.27%	)	$224,787,908	0.89%	1.93%	0.89%	45.21%
Year Ended December 31, 2014 (c)	$19.39	0.33	2.15	2.48	(0.40)	(2.31)	(2.71)	$19.16	13.12%		$268,170,178	0.88%	1.68%	0.88%	40.85%
Year Ended December 31, 2013 (c)	$15.26	0.30	4.52	4.82	(0.34)	(0.35)	(0.69)	$19.39	31.90%		$268,063,713	0.89%	1.69%	0.89%	48.11%
Year Ended December 31, 2012 (c)	$14.00	0.27	1.77	2.04	(0.15)	(0.63)	(0.78)	$15.26	14.66%		$234,721,079	0.91%	1.80%	0.91%	44.60%
Year Ended December 31, 2011 (c)	$14.19	0.26	(0.17)	0.09	(0.24)	(0.04)	(0.28)	$14.00	0.65%		$245,684,277	0.91%	1.80%	0.91%	61.37%

Class II Shares
Year Ended December 31, 2015 (c)	$19.08	0.31	(1.28)	(0.97)	(0.40)	(2.38)	(2.78)	$15.33	(4.44%	)	$157,058,004	1.06%	1.76%	1.14%	45.21%
Year Ended December 31, 2014 (c)	$19.32	0.30	2.14	2.44	(0.37)	(2.31)	(2.68)	$19.08	12.95%		$180,377,214	1.05%	1.51%	1.13%	40.85%
Year Ended December 31, 2013 (c)	$15.21	0.27	4.50	4.77	(0.31)	(0.35)	(0.66)	$19.32	31.67%		$173,892,352	1.06%	1.52%	1.14%	48.11%
Year Ended December 31, 2012 (c)	$13.96	0.24	1.76	2.00	(0.12)	(0.63)	(0.75)	$15.21	14.45%		$145,274,946	1.08%	1.63%	1.16%	44.60%
Year Ended December 31, 2011 (c)	$14.15	0.23	(0.16)	0.07	(0.22)	(0.04)	(0.26)	$13.96	0.49%		$150,054,472	1.08%	1.64%	1.16%	61.37%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

20

Notes to Financial Statements (Continued)

December 31, 2015

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

21

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$886,831	$—	$—	$886,831
Automobiles	2,546,873	1,761,081	—	4,307,954
Banks	50,295,276	—	—	50,295,276
Beverages	772,382	—	—	772,382
Capital Markets	14,705,082	—	—	14,705,082
Commercial Services & Supplies	11,313,538	—	—	11,313,538
Communications Equipment	10,230,137	—	—	10,230,137
Containers & Packaging	1,044,515	—	—	1,044,515
Diversified Financial Services	6,908,695	—	—	6,908,695
Diversified Telecommunication Services	10,171,770	—	—	10,171,770
Electric Utilities	8,524,518	—	—	8,524,518
Electrical Equipment	5,724,211	—	—	5,724,211
Electronic Equipment, Instruments & Components	3,856,616	—	—	3,856,616
Energy Equipment & Services	12,454,393	—	—	12,454,393
Food & Staples Retailing	9,834,376	—	—	9,834,376
Food Products	8,164,137	—	—	8,164,137
Health Care Equipment & Supplies	13,215,432	—	—	13,215,432
Health Care Providers & Services	4,705,967	—	—	4,705,967
Hotels, Restaurants & Leisure	1,969,921	—	—	1,969,921
Household Durables	363,951	—	—	363,951
Household Products	10,135,654	—	—	10,135,654
Industrial Conglomerates	12,766,952	2,561,131	—	15,328,083
Insurance	15,097,387	—	—	15,097,387
Leisure Products	1,036,237	—	—	1,036,237
Machinery	723,802	—	—	723,802
Media	778,843	—	—	778,843
Metals & Mining	2,714,285	937,419	—	3,651,704
Multiline Retail	2,275,525	—	—	2,275,525
Multi-Utilities	4,098,584	—	—	4,098,584
Oil, Gas & Consumable Fuels	56,102,065	6,037,982	—	62,140,047
Pharmaceuticals	31,825,634	—	—	31,825,634
Real Estate Investment Trusts (REITs)	7,530,525	—	—	7,530,525
Road & Rail	3,166,940	—	—	3,166,940
Semiconductors & Semiconductor Equipment	10,753,642	—	—	10,753,642
Software	7,375,507	—	—	7,375,507
Specialty Retail	5,779,053	—	—	5,779,053
Technology Hardware, Storage & Peripherals	11,657,932	—	—	11,657,932
Textiles, Apparel & Luxury Goods	3,086,276	—	—	3,086,276
Total Common Stocks	$364,593,464	$11,297,613	$—	$375,891,077
Forward Foreign Currency Contracts	—	53,859	—	53,859
Repurchase Agreements	—	2,054,844	—	2,054,844
Total Assets	$364,593,464	$13,406,316	$—	$377,999,780
Liabilities:
Forward Foreign Currency Contracts	—	(34,894)	—	(34,894)
Total Liabilities	$—	$(34,894)	$—	$(34,894)
Total	$364,593,464	$13,371,422	$—	$377,964,886

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

23

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$53,859
Total		$53,859

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(34,894)
Total		$(34,894)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$1,608,045
Total	$1,608,045

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(75,005)
Total	$(75,005)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of forward foreign currency contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

24

Notes to Financial Statements (Continued)

December 31, 2015

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$53,859	$—	$53,859
Total	$53,859	$—	$53,859

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Credit Suisse International	$221	$(221)	$—	$—
UBS AG	53,638	—	—	53,638
Total	$53,859	$(221)	$—	$53,638

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(34,894)	$—	$(34,894)
Total	$(34,894)	$—	$(34,894)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Credit Suisse International	$(17,537)	$221	$—	$(17,316)
JPMorgan Chase Bank	(17,357)	—	—	(17,357)
Total	$(34,894)	$221	$—	$(34,673)

Amounts designated as “—” are zero.

25

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $2,054,844, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective

26

Notes to Financial Statements (Continued)

December 31, 2015

rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$16,368	$—	$16,368	$(16,368)	$—
Nomura Securities International, Inc.,	1,038,476	—	1,038,476	(1,038,476)	—
Nomura Securities International, Inc.,	1,000,000	—	1,000,000	(1,000,000)	—
Total	$2,054,844	$—	$2,054,844	$(2,054,844)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

27

Notes to Financial Statements (Continued)

December 31, 2015

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, partnership distributions, REIT returns of capital dividends, REIT capital gain dividend reclassifications, and return of capital dividends. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments, forward and foreign currency transactions
$(557)	$1,445,390	$(1,444,833)

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely

28

Notes to Financial Statements (Continued)

December 31, 2015

than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.57%
$500 million up to $1 billion	0.55%
$1 billion and more	0.53%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.57%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the table below until April 30, 2016.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

29

Notes to Financial Statements (Continued)

December 31, 2015

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $167,703 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,751.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.08% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $136,485, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,044,706.

30

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.25% and 0.25% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $184,484,639 and sales of $218,406,028 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

31

Notes to Financial Statements (Continued)

December 31, 2015

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$19,712,576	$41,274,804	$60,987,380	$—	$60,987,380

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$23,087,570	$33,974,204	$57,061,774	$—	$57,061,774

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$5,086,630	$38,092,750	$43,179,380	$—	$13,516,922	$56,696,302

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

32

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$364,427,562	$45,380,152	$(31,861,793)	$13,518,359

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Century NVIT Multi Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Century NVIT Multi Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

34

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 60.10%.

The Fund designates $41,274,804, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

35

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

36

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

37

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

38

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

39

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

40

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

41

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

42

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

43

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

44

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

45

Annual Report

December 31, 2015

NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

AR-GR 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

For the annual period ended December 31, 2015, the NVIT Growth Fund (formerly American Century NVIT Growth Fund) (Class I) returned 4.67% versus 5.67% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 212 funds as of December 31, 2015) was 6.28% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

U.S. stock markets recorded solid gains in the fourth quarter, capping a lackluster year that saw large-cap stocks end modestly higher while small- and mid-cap stocks declined, according to various Russell indices. Several issues weighed on markets throughout the year, including the timing of Fed rate increases, faltering global growth, and plunging oil and commodity prices.

The Russell 1000 Growth Index was led by the consumer discretionary, information technology, and consumer staples sectors, which posted double-digit returns. The energy sector declined sharply (-34%), and utilities, materials, and industrials also suffered significant losses.

The portfolio underperformed the benchmark, hampered especially by stock selection in the consumer discretionary sector. Stock selection and an overweight to energy also detracted. Stock selection and an underweight allocation in materials aided performance. In industrials, stock selection was positive, although an overweight allocation detracted.

Stock selection in the consumer discretionary sector detracted, driven by the hotel, restaurants, and leisure and specialty retail industries. Not owning index components Starbucks Corp., McDonald’s Corp., and The Home Depot, Inc. hampered results in the sector. Starbucks reported strong results, aided by use of its rewards program and new mobile ordering app; McDonald’s benefited from its all-day breakfast and value menus; and The Home Depot performed well as the housing industry strengthened.

In the energy sector, Exxon Mobil Corp., which is not in the benchmark, was a key overall detractor as oil prices fell. The holding was eliminated. Low prices hurt demand for energy equipment and services companies as well, and Halliburton Co. led detractors in the industry.

In financials, underweighting REITs hampered results as the industry performed better than expected due to the Fed’s caution in raising interest rates. Asset manager Franklin Resources, Inc. detracted as assets under management and fund flows deteriorated. The holding was eliminated.

Industrials also felt the impact of lower oil prices, including Union Pacific Corp., which declined on prospects of reduced rail volumes. Other leading detractors included baby formula maker Mead Johnson Nutrition Co., which was hurt by a difficult environment in Hong Kong. The investment team believes this is a transitory issue and continues to have a positive view of the underlying growth rate for the company.

In the materials sector, stock selection in the chemicals industry aided performance. The Dow Chemical Co. reported strong results that beat expectations. Its plastics business benefited from a favorable pricing environment due to low input costs (ethane and propane), while several new restructuring initiatives should result in higher capital efficiency. A merger with DuPont that was announced in December should allow beneficial restructuring.

Stock selection in the industrials sector, especially among the aerospace and defense and airline industries, was a significant contributor. Defense stocks rebounded in the third quarter as cautious investors sought out defensive industries amid the midyear volatility. In particular, Lockheed Martin Corp. reported strong results and benefited from favorable capital deployment as the firm is returning cash to investors through dividends and stock buybacks.

Significant individual contributors included online travel agent Expedia, Inc., which continued to report very strong results with hotel room nights, bookings, and revenue growth all better than

4

Fund Commentary (con’t.)	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

expected in both the U.S. and globally. The company benefited from its purchase of rival Orbitz, as well as from exiting its money-losing Chinese partnership. O’Reilly Automotive, Inc. was a top contributor. The automotive parts retailer continues to report stronger-than-expected sales on favorable trends of higher vehicle miles driven and lower gasoline prices. In the information technology sector, credit card company Visa Inc. was a significant contributor, reporting strong results that beat expectations. The company continues to benefit from the transition of consumer purchases from check to credit. In addition, the market is looking forward to the potential benefits from an acquisition of Visa Europe.

Subadviser:

American Century Investment Management, Inc.*

Portfolio Managers:

E.A. Prescott LeGard, CFA and Gregory J. Woodhams, CFA

*	Commentary provided by American Century Investment Management, Inc. On December 10, 2015, Boston Advisors, LLC became subadviser to the Fund, replacing American Century Investment Management, Inc.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

Asset Allocation†

Common Stocks	99.0%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries††

Internet Software & Services	10.5%
Information Technology Services	9.6%
Biotechnology	8.8%
Health Care Providers & Services	8.4%
Software	6.3%
Technology Hardware, Storage & Peripherals	5.6%
Media	4.7%
Internet & Catalog Retail	4.7%
Specialty Retail	4.0%
Food Products	3.8%
Other Industries	33.6%
100.0%

Top Holdings††

Alphabet, Inc., Class A	5.7%
Apple, Inc.	5.6%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.6%
Facebook, Inc., Class A	3.3%
Home Depot, Inc. (The)	2.8%
MasterCard, Inc., Class A	2.7%
Amgen, Inc.	2.4%
Walt Disney Co. (The)	2.3%
Comcast Corp., Class A	2.3%
Other Holdings	65.7%
100.0%

Objective

The Fund seeks long-term capital appreciation.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) returned 4.67%, underperforming its benchmark by 1.00% and the Lipper peer category median by 1.61%

•	Performance was hampered by stock selection in the consumer discretionary sector. Stock selection and an overweight to energy also detracted

•	Stock selection and an underweight allocation in materials aided performance

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class I	4.67%	11.35%	7.80%
Class II	4.36%	N/A	10.04%	[2]
Class IV	4.62%	11.34%	7.80%
Russell 1000® Growth Index	5.67%	13.53%	8.53%
CPI	0.73%	1.53%	1.86%

N/A—Not	Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of May 2, 2011.

Expense Ratios

	Expense Ratio^	Net Expense Ratio^
Class I	0.86%	0.72%
Class II	1.11%	0.97%
Class IV	0.86%	0.72%

^	Current effective prospectus dated April 30, 2015 (as revised December 21, 2015). The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2017. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

7

Fund Performance (con’t.)	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the American Century NVIT Growth Fund versus performance of the Russell 1000® Growth Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Growth Fund (formerly, American Century NVIT Growth Fund) December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	1,010.90	4.16	0.82
	Hypothetical	(a)(b)	1,000.00	1,021.07	4.18	0.82
Class II Shares	Actual	(a)	1,000.00	1,008.90	5.42	1.07
	Hypothetical	(a)(b)	1,000.00	1,019.81	5.45	1.07
Class IV Shares	Actual	(a)	1,000.00	1,010.40	4.16	0.82
	Hypothetical	(a)(b)	1,000.00	1,021.07	4.18	0.82

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 2.9%
General Dynamics Corp.	7,550	$1,037,068
Huntington Ingalls Industries, Inc.	10,400	1,319,240
Northrop Grumman Corp.	12,300	2,322,363
Textron, Inc.	23,000	966,230

		5,644,901

Airlines 1.8%
JetBlue Airways Corp. *	60,300	1,365,795
United Continental Holdings, Inc. *	36,850	2,111,505

		3,477,300

Auto Components 0.5%
Goodyear Tire & Rubber Co. (The)	28,700	937,629

Beverages 1.5%
Dr. Pepper Snapple Group, Inc.	30,650	2,856,580

Biotechnology 8.8%
Amgen, Inc.	28,275	4,589,881
Baxalta, Inc.	53,000	2,068,590
Celgene Corp. *	32,400	3,880,224
Dyax Corp. *	41,000	1,542,420
Gilead Sciences, Inc.	38,225	3,867,988
Incyte Corp. *	7,750	840,487

		16,789,590

Capital Markets 1.3%
E*TRADE Financial Corp. *	32,100	951,444
Morgan Stanley	45,900	1,460,079

		2,411,523

Chemicals 1.7%
CF Industries Holdings, Inc.	31,800	1,297,758
LyondellBasell Industries NV, Class A	21,900	1,903,110

		3,200,868

Communications Equipment 0.6%
QUALCOMM, Inc.	24,050	1,202,139

Distributors 0.9%
Pool Corp.	21,200	1,712,536

Diversified Consumer Services 0.7%
ServiceMaster Global Holdings, Inc. *	34,800	1,365,552

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	33,800	1,562,236

Electrical Equipment 0.7%
Eaton Corp. PLC	27,500	1,431,100

Food & Staples Retailing 3.6%
CVS Health Corp.	34,400	3,363,288

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
Kroger Co. (The)	83,900	$3,509,537

		6,872,825

Food Products 3.7%
General Mills, Inc.	32,600	1,879,716
Hershey Co. (The)	15,500	1,383,685
Hormel Foods Corp.	29,900	2,364,492
Ingredion, Inc.	16,000	1,533,440

		7,161,333

Health Care Providers & Services 8.3%
AmerisourceBergen Corp.	20,700	2,146,797
Cardinal Health, Inc.	22,000	1,963,940
Cigna Corp.	16,500	2,414,445
Express Scripts Holding Co. *	29,000	2,534,890
McKesson Corp.	10,800	2,130,084
Molina Healthcare, Inc. *	19,700	1,184,561
UnitedHealth Group, Inc.	30,900	3,635,076

		16,009,793

Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	26,600	1,692,824

Household Durables 1.4%
Helen of Troy Ltd. *	15,400	1,451,450
Mohawk Industries, Inc. *	7,000	1,325,730

		2,777,180

Household Products 2.1%
Colgate-Palmolive Co.	40,600	2,704,772
Spectrum Brands Holdings, Inc.	12,100	1,231,780

		3,936,552

Information Technology Services 9.5%
Broadridge Financial Solutions, Inc.	32,600	1,751,598
Cognizant Technology Solutions Corp., Class A *	39,500	2,370,790
Convergys Corp.	58,475	1,455,443
CoreLogic, Inc. *	36,600	1,239,276
Euronet Worldwide, Inc. *	18,000	1,303,740
Fiserv, Inc. *	20,500	1,874,930
MasterCard, Inc., Class A	51,875	5,050,550
Vantiv, Inc., Class A *	29,600	1,403,632
Visa, Inc., Class A	22,100	1,713,855

		18,163,814

Internet & Catalog Retail 4.6%
Amazon.com, Inc. *	10,100	6,826,489
Netflix, Inc. *	17,900	2,047,402

		8,873,891

10

Statement of Investments (Continued)

December 31, 2015

NVIT Growth Fund (formerly, American Century NVIT Growth Fund) (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 10.4%
Alphabet, Inc., Class A *	13,900	$10,814,339
eBay, Inc. *	67,100	1,843,908
Facebook, Inc., Class A *	59,400	6,216,804
j2 Global, Inc.	11,900	979,608

		19,854,659

Life Sciences Tools & Services 1.2%
ICON PLC *	28,600	2,222,220

Machinery 1.5%
Deere & Co.	17,100	1,304,217
Stanley Black & Decker, Inc.	14,100	1,504,893

		2,809,110

Media 4.6%
Comcast Corp., Class A	78,725	4,442,452
Walt Disney Co. (The)	42,325	4,447,511

		8,889,963

Multiline Retail 1.7%
J.C. Penney Co., Inc. *	76,900	512,154
Macy’s, Inc.	30,400	1,063,392
Target Corp.	23,800	1,728,118

		3,303,664

Oil, Gas & Consumable Fuels 1.1%
Tesoro Corp.	10,700	1,127,459
World Fuel Services Corp.	23,600	907,656

		2,035,115

Pharmaceuticals 3.4%
Allergan PLC *	9,700	3,031,250
Eli Lilly & Co.	41,675	3,511,535

		6,542,785

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A *	59,900	2,071,342

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	23,200	1,341,424
Maxim Integrated Products, Inc.	40,500	1,539,000

		2,880,424

Software 6.2%
Cadence Design Systems, Inc. *	54,400	1,132,064
Check Point Software Technologies Ltd. *	18,100	1,472,978
Electronic Arts, Inc. *	34,700	2,384,584
Microsoft Corp.	124,675	6,916,969

		11,906,595

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 4.0%
Home Depot, Inc. (The)	40,500	$5,356,125
O’Reilly Automotive, Inc. *	9,000	2,280,780

		7,636,905

Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	100,350	10,562,841

Textiles, Apparel & Luxury Goods 0.5%
G-III Apparel Group Ltd. *	23,600	1,044,536

Total Investments (cost $178,576,141) (a) — 99.0%		189,840,325
Other assets in excess of liabilities — 1.0%		1,891,381

NET ASSETS — 100.0%		$191,731,706

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2015

NVIT Growth Fund (formerly, American Century NVIT Growth Fund)
Assets:
Investments, at value (cost $178,576,141)	$189,840,325
Cash	2,251,303
Dividends receivable	119,736
Receivable for capital shares issued	39,053
Prepaid expenses	350

Total Assets	192,250,767

Liabilities:
Payable for capital shares redeemed	366,041
Accrued expenses and other payables:
Investment advisory fees	81,699
Fund administration fees	10,325
Distribution fees	13,144
Administrative servicing fees	26,814
Accounting and transfer agent fees	120
Custodian fees	968
Compliance program costs (Note 3)	209
Professional fees	13,133
Printing fees	6,555
Other	53

Total Liabilities	519,061

Net Assets	$191,731,706

Represented by:
Capital	$161,609,647
Accumulated net realized gains from investments and foreign currency transactions	18,857,875
Net unrealized appreciation/(depreciation) from investments	11,264,184

Net Assets	$191,731,706

Net Assets:
Class I Shares	$105,930,069
Class II Shares	62,174,891
Class IV Shares	23,626,746

Total	$191,731,706

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,219,409
Class II Shares	5,119,864
Class IV Shares	1,164,299

Total	11,503,572

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$20.30
Class II Shares	$12.14
Class IV Shares	$20.29

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2015

NVIT Growth Fund (formerly, American Century NVIT Growth Fund)
INVESTMENT INCOME:
Dividend income	$2,463,952
Income from securities lending (Note 2)	11,598
Interest income	2,067

Total Income	2,477,617

EXPENSES:
Investment advisory fees	1,166,894
Fund administration fees	121,803
Distribution fees Class II Shares	142,486
Administrative servicing fees Class I Shares	169,104
Administrative servicing fees Class II Shares	86,017
Administrative servicing fees Class IV Shares	37,127
Professional fees	28,827
Printing fees	25,287
Trustee fees	5,421
Custodian fees	7,451
Accounting and transfer agent fees	899
Compliance program costs (Note 3)	830
Other	7,468

Total expenses before fees waived	1,799,614

Investment advisory fees waived (Note 3)	(43,562)

Net Expenses	1,756,052

NET INVESTMENT INCOME	721,565

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	18,933,832
Net realized losses from foreign currency transactions (Note 2)	(274)

Net realized gains from investments and foreign currency transactions	18,933,558

Net change in unrealized appreciation/(depreciation) from investments	(10,985,336)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	168

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(10,985,168)

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	7,948,390

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,669,955

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$721,565	$729,343
Net realized gains from investments and foreign currency transactions	18,933,558	32,310,413
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(10,985,168)	(13,675,745)

Change in net assets resulting from operations	8,669,955	19,364,011

Distributions to Shareholders From:
Net investment income:
Class I	(382,813)	(394,861)
Class II	(297,380)	(217,144)
Class IV	(86,747)	(86,061)
Net realized gains:
Class I	(13,507,838)	–
Class II	(10,663,665)	–
Class IV	(2,959,711)	–

Change in net assets from shareholder distributions	(27,898,154)	(698,066)

Change in net assets from capital transactions	17,154,132	584,014

Change in net assets	(2,074,067)	19,249,959

Net Assets:
Beginning of year	193,805,773	174,555,814

End of year	$191,731,706	$193,805,773

Accumulated undistributed net investment income at end of year	$–	$36,946

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,401,394	$6,327,883
Dividends reinvested	13,890,651	394,861
Cost of shares redeemed	(17,519,005)	(14,352,770)

Total Class I Shares	(226,960)	(7,630,026)

Class II Shares
Proceeds from shares issued	17,185,764	15,969,427
Dividends reinvested	10,961,045	217,144
Cost of shares redeemed	(11,116,210)	(5,480,829)

Total Class II Shares	17,030,599	10,705,742

Class IV Shares
Proceeds from shares issued	325,839	524,699
Dividends reinvested	3,046,458	86,061
Cost of shares redeemed	(3,021,804)	(3,102,462)

Total Class IV Shares	350,493	(2,491,702)

Change in net assets from capital transactions	$17,154,132	$584,014

14

Statements of Changes in Net Assets (Continued)

T	NVIT Growth Fund (formerly, American Century NVIT Growth Fund)
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	157,830	300,429
Reinvested	719,440	18,098
Redeemed	(802,835)	(686,452)

Total Class I Shares	74,435	(367,925)

Class II Shares
Issued	1,254,986	1,153,436
Reinvested	946,908	15,271
Redeemed	(781,552)	(407,529)

Total Class II Shares	1,420,342	761,178

Class IV Shares
Issued	14,815	25,021
Reinvested	157,778	3,946
Redeemed	(137,199)	(146,734)

Total Class IV Shares	35,394	(117,767)

Total change in shares	1,530,171	275,486

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Growth Fund (formerly, American Century NVIT Growth Fund)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$22.31	0.10	0.78	0.88	(0.07)	(2.82)	(2.89)	$20.30	4.67%		$105,930,069	0.83%	0.45%	0.85%	124.59%
Year Ended December 31, 2014 (e)	$20.11	0.10	2.18	2.28	(0.08)	–	(0.08)	$22.31	11.33%		$114,808,351	0.84%	0.47%	0.85%	119.98%
Year Ended December 31, 2013 (e)	$15.60	0.12	4.51	4.63	(0.12)	–	(0.12)	$20.11	29.74%		$110,854,984	0.85%	0.65%	0.87%	80.68%
Year Ended December 31, 2012 (e)	$13.76	0.12	1.81	1.93	(0.09)	–	(0.09)	$15.60	14.02%		$95,949,532	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011 (e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	–	(0.08)	$13.76	(0.69%	)	$92,462,025	0.94%	0.65%	0.95%	96.07%

Class II Shares
Year Ended December 31, 2015 (e)	$14.54	0.03	0.45	0.48	(0.06)	(2.82)	(2.88)	$12.14	4.36%		$62,174,891	1.08%	0.19%	1.10%	124.59%
Year Ended December 31, 2014 (e)	$13.15	0.03	1.42	1.45	(0.06)	–	(0.06)	$14.54	11.04%		$53,808,804	1.09%	0.22%	1.10%	119.98%
Year Ended December 31, 2013 (e)	$10.25	0.05	2.96	3.01	(0.11)	–	(0.11)	$13.15	29.41%		$38,635,769	1.10%	0.40%	1.12%	80.68%
Year Ended December 31, 2012 (e)	$9.08	0.06	1.19	1.25	(0.08)	–	(0.08)	$10.25	13.78%		$23,360,589	1.11%	0.62%	1.13%	82.86%
Period Ended December 31, 2011 (e)(f)	$10.00	0.03	(0.87)	(0.84)	(0.08)	–	(0.08)	$9.08	(8.41%	)	$10,277,354	1.24%	0.43%	1.25%	96.07%

Class IV Shares
Year Ended December 31, 2015 (e)	$22.31	0.10	0.77	0.87	(0.07)	(2.82)	(2.89)	$20.29	4.62%		$23,626,746	0.83%	0.45%	0.85%	124.59%
Year Ended December 31, 2014 (e)	$20.11	0.10	2.18	2.28	(0.08)	–	(0.08)	$22.31	11.33%		$25,188,618	0.84%	0.47%	0.85%	119.98%
Year Ended December 31, 2013 (e)	$15.60	0.12	4.51	4.63	(0.12)	–	(0.12)	$20.11	29.74%		$25,065,061	0.85%	0.65%	0.87%	80.68%
Year Ended December 31, 2012 (e)	$13.76	0.12	1.81	1.93	(0.09)	–	(0.09)	$15.60	14.02%		$21,291,237	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011 (e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	–	(0.08)	$13.76	(0.69%	)	$20,292,629	0.94%	0.65%	0.95%	96.07%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 3, 2011 (commencement of operations) through December 31, 2011. Total return is calculated based on inception date of May 2, 2011 through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Growth Fund (formerly, American Century NVIT Growth Fund) (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

On December 9, 2015, the Board of Trustees of the Trust (the “Board of Trustees”), including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization (the “Plan”) between the Fund and NVIT Large Cap Growth Fund (“Large Cap Growth”), each a series of the Trust, pursuant to which the Fund would be reorganized into Large Cap Growth (the “Reorganization”). Shareholders of the Fund will vote on the Plan at a special meeting of the shareholders scheduled for March 29, 2016.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees, NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

17

Notes to Financial Statements (Continued)

December 31, 2015

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

18

Notes to Financial Statements (Continued)

December 31, 2015

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the

19

Notes to Financial Statements (Continued)

December 31, 2015

portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Fund did not have any portfolio securities on loan.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the Fund did not hold any repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

20

Notes to Financial Statements (Continued)

December 31, 2015

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, return of capital dividend, and distribution redesignation. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and foreign currency transactions
$—	$8,429	$(8,429)

Amount designated as “—“ is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Notes to Financial Statements (Continued)

December 31, 2015

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Effective December 10, 2015, Boston Advisors, LLC (the “Subadviser”) was appointed as subadviser to the Fund. Effective December 9, 2015, American Century Investment Management, Inc. was terminated and ceased serving as subadviser to the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

Effective December 10, 2015, the Trust and NFA have entered into a written contract waiving 0.139% of investment advisory fees of the Fund until May 1, 2017. During the period May 1, 2015 through December 9, 2015, the Trust and NFA had entered into a written contract waiving 0.015% of investment advisory fees of the Fund. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $33,880, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $9,682, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.60%, and after contractual and voluntary fee waivers was 0.58% and 0.60%, respectively.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

22

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $121,803 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $830.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $292,248.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

23

Notes to Financial Statements (Continued)

December 31, 2015

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $239,402,398 and sales of $250,809,137 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $0 of brokerage commissions.

24

Notes to Financial Statements (Continued)

December 31, 2015

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$766,940	$27,131,214	$27,898,154	$—	$27,898,154

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$698,066	$—	$698,066	$—	$698,066

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,193,022	$17,857,399	$19,050,421	$—	$11,071,638	$30,122,059

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$178,768,687	$12,930,976	$(1,859,338)	$11,071,638

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Growth Fund, formerly American Century NVIT Growth Fund, (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, on December 9, 2015, the Board of Trustees approved a plan to reorganize NVIT Growth Fund into NVIT Large Cap Growth Fund. The reorganization is pursuant to approval by a NVIT Growth Fund shareholders’ vote scheduled for March 29, 2016.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

NVIT Growth Fund — Initial Approval of Advisory Agreement

At the December 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Growth Fund (the “Fund”), the termination of American Century Investment Management, Inc. (“American Century”) as a subadviser to the Fund and the appointment of Boston Advisors, LLC (“Boston Advisors”) as subadviser to the Fund pursuant to a new Subadvisory Agreement (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Boston Advisors in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making their determinations, the Trustees took into account information provided to them as to Boston Advisors, including information relating to Boston Advisors’ investment strategy and process and Boston Advisors’ risk/return profile. The Trustees also considered the experience of the investment personnel of Boston Advisors that would be managing the Fund. The Trustees considered information concerning the investment performance of the Fund and considered the past performance record of Boston Advisors managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets.

The Board considered the Fund’s overall fee level. The Board noted that the subadvisory fee schedule proposed with respect to Boston Advisors was anticipated to result in a lower effective subadvisory fee rate to be paid by NFA to Boston Advisors than that paid by NFA to American Century. The Board also considered that as a result of the new fee structure, NFA proposed to share the savings with shareholders of the Fund by entering into a Fee Waiver Agreement with the Trust whereby NFA would waive from the investment advisory fee 0.139% until at least May 1, 2017, representing all of the savings that NFA will realize due to the new fee structure (based on the Fund’s asset level as of September 30, 2015) and that the waiver cannot be changed or terminated without approval by the Board. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers.

The Board noted that the Fund’s subadvisory fee schedule includes breakpoints, reducing the subadvisory fees charged to NFA as assets of the Fund increase.

The Board determined to defer any review of potential fallout benefits of the Subadvisory Agreement to Boston Advisors, if any, until Boston Advisors had served as subadviser for a reasonable period of time. No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

●	The nature, extent, and quality of the investment advisory services to be provided to the Fund by Boston Advisors appeared reasonable and appropriate;

●	The prospects for satisfactory investment performance of the Fund, if Boston Advisors were to be appointed as subadviser, were reasonable.

●	The subadvisory fees to be paid to Boston Advisors were fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

27

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $27,131,214, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

28

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

30

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

33

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

34

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

35

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

36

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

37

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Annual Report

December 31, 2015

NVIT CardinalSM Aggressive Fund

AR-CD-AG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Aggressive Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Aggressive Fund (Class II) registered -1.75% versus 0.18% for its blended benchmark, 60% Russell 3000® Index, 30% MSCI EAFE® Index and 10% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Aggressive Growth Funds (consisting of 57 funds as of December 31, 2015) was -1.56% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 90% equity investments and 10% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall returns for the period were the NVIT Multi-Manager International Value Fund (invested in large-capitalization value stocks within international developed markets and registered -5.01% during the period) and the NVIT Multi-Manager Large Cap Value Fund (invested in large-cap value stocks within U.S. markets and registered -3.04% during the period). The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector.

On the growth side of the ledger, the Fund’s underlying investments in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57% during the reporting period) served as the principal source of contribution to the Fund’s overall returns for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

The Fund’s relatively small underlying fixed-income positions posted modestly negative returns and detracted marginally from the Fund’s overall returns during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

4

Fund Commentary (con’t.)	NVIT CardinalSM Aggressive Fund

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Cardinal Aggressive Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Multi-Manager Large Cap Value Fund Class Y	20.0%
NVIT Multi-Manager Large Cap Growth Fund Class Y	17.0%
NVIT Multi-Manager International Value Fund Class Y	16.0%
NVIT Multi-Manager International Growth Fund Class Y	13.0%
NVIT Multi-Manager Mid Cap Value Fund Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	6.0%
NVIT Multi-Manager Small Cap Value Fund Class Y	6.0%
NVIT Core Bond Fund Class Y	5.0%
NVIT Core Plus Bond Fund Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund Class Y	3.0%
NVIT Multi-Manager Small Company Fund Class Y	2.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT CardinalSM Aggressive Fund

Asset Allocation†

Equity Funds	90.0%
Fixed Income Funds	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	20.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	17.0%
NVIT Multi-Manager International Value Fund, Class Y	16.0%
NVIT Multi-Manager International Growth Fund, Class Y	13.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.0%
NVIT Core Bond Fund, Class Y	5.0%
NVIT Core Plus Bond Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3.0%
NVIT Multi-Manager Small Company Fund, Class Y	2.0%
100.0%

Objective

The Fund seeks maximum growth of capital consistent with a more aggressive level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -1.75%, underperforming its blended benchmark by 1.93% and the Lipper peer category median by 0.19%

•

Of the Fund’s nine underlying equity investments, only the NVIT Multi-Manager Large Cap Growth Fund (a 17% allocation) and the NVIT Multi-Manager Small Cap Growth Fund (a 3% allocation) were positive performers that contributed to the Fund’s overall returns

•	The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt.

•	The Fund’s two underlying fixed-income investments posted modestly negative returns and detracted marginally from the Fund’s overall returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(1.58)%	7.77%	5.14%
Class II	(1.75)%	7.65%	5.04%
Russell 3000® Index	0.48%	12.18%	8.03%
Blended Index	0.18%	8.82%	5.69%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	1.09%	1.05%
Class II	1.34%	1.14%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Aggressive Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Blended Index*, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 60% Russell 3000® Index, 30% MSCI EAFE® Index and 10% Barclays U.S. Aggregate Bond Index.

8

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Aggressive Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	948.60	1.62	0.33
	Hypothetical	(b)(c)	1,000.00	1,023.54	1.68	0.33
Class II Shares	Actual	(b)	1,000.00	947.70	2.06	0.42
	Hypothetical	(b)(c)	1,000.00	1,023.09	2.14	0.42

(a)	Exppenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 90.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,205,970	$12,373,255
NVIT Multi-Manager International Value Fund, Class Y (a)	1,613,918	15,235,389
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	1,279,300	16,183,141
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	1,909,249	19,054,304
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	526,379	5,705,947
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	661,175	6,664,643
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	152,655	2,848,538
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	432,269	5,705,953
NVIT Multi-Manager Small Company Fund, Class Y (a)	91,953	1,896,066

Total Equity Funds (cost $93,192,101)		85,667,236

Fixed Income Funds 10.0%
NVIT Core Bond Fund, Class Y (a)	458,397	4,790,245
NVIT Core Plus Bond Fund, Class Y (a)	429,953	4,789,677

Total Fixed Income Funds (cost $9,962,659)		9,579,922

Total Mutual Funds (cost $103,154,760)		95,247,158

Total Investments (cost $103,154,760) (b) — 100.0%		95,247,158
Liabilities in excess of other assets — 0.0%†		(41,106)

NET ASSETS — 100.0%		$95,206,052

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Aggressive Fund
Assets:
Investments in affiliates, at value (cost $103,154,760)	$95,247,158
Receivable for capital shares issued	104,302
Prepaid expenses	155

Total Assets	95,351,615

Liabilities:
Payable for investments purchased	101,710
Payable for capital shares redeemed	2,592
Accrued expenses and other payables:
Investment advisory fees	13,426
Fund administration fees	5,137
Distribution fees	5,966
Administrative servicing fees	4,054
Accounting and transfer agent fees	36
Custodian fees	508
Compliance program costs (Note 3)	101
Professional fees	7,826
Printing fees	4,167
Other	40

Total Liabilities	145,563

Net Assets	$95,206,052

Represented by:
Capital	$94,365,885
Accumulated undistributed net investment income	926,598
Accumulated net realized gains from affiliated investments	7,821,171
Net unrealized appreciation/(depreciation) from investments in affiliates	(7,907,602)

Net Assets	$95,206,052

Net Assets:
Class I Shares	$17,196,528
Class II Shares	78,009,524

Total	$95,206,052

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,799,221
Class II Shares	8,175,653

Total	9,974,874

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.56
Class II Shares	$9.54

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,101,061

Total Income	1,101,061

EXPENSES:
Investment advisory fees	180,372
Fund administration fees	59,439
Distribution fees Class II Shares	183,252
Administrative servicing fees Class I Shares	8,442
Administrative servicing fees Class II Shares	36,936
Professional fees	16,212
Printing fees	14,449
Trustee fees	2,561
Custodian fees	3,370
Accounting and transfer agent fees	311
Compliance program costs (Note 3)	387
Other	5,902

Total expenses before fees waived, and expenses reimbursed	511,633

Distribution fees waived — Class II (Note 3)	(117,282)
Expenses reimbursed by adviser (Note 3)	(30,392)

Net Expenses	363,959

NET INVESTMENT INCOME	737,102

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	6,667,645
Net realized gains from investment transactions with affiliates	2,170,186

Net realized gains from affiliated investments	8,837,831

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(11,422,134)

Net realized/unrealized losses from affiliated investments	(2,584,303)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,847,201)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$737,102	$1,076,405
Net realized gains from affiliated investments	8,837,831	9,034,618
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(11,422,134)	(6,850,992)

Change in net assets resulting from operations	(1,847,201)	3,260,031

Distributions to Shareholders From:
Net investment income:
Class I	(469,902)	(339,243)
Class II	(2,047,370)	(1,353,368)
Net realized gains:
Class I	(1,319,487)	(722,249)
Class II	(5,894,894)	(2,984,578)

Change in net assets from shareholder distributions	(9,731,653)	(5,399,438)

Change in net assets from capital transactions	21,886,931	18,661,714

Change in net assets	10,308,077	16,522,307

Net Assets:
Beginning of year	84,897,975	68,375,668

End of year	$95,206,052	$84,897,975

Accumulated undistributed net investment income at end of year	$926,598	$1,780,086

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,320,224	$4,422,919
Dividends reinvested	1,789,389	1,061,492
Cost of shares redeemed	(4,114,064)	(2,909,874)

Total Class I Shares	2,995,549	2,574,537

Class II Shares
Proceeds from shares issued	21,882,017	22,483,480
Dividends reinvested	7,942,264	4,337,946
Cost of shares redeemed	(10,932,899)	(10,734,249)

Total Class II Shares	18,891,382	16,087,177

Change in net assets from capital transactions	$21,886,931	$18,661,714

SHARE TRANSACTIONS:
Class I Shares
Issued	498,249	397,476
Reinvested	186,698	96,346
Redeemed	(380,145)	(258,721)

Total Class I Shares	304,802	235,101

Class II Shares
Issued	2,094,536	2,023,434
Reinvested	830,297	394,427
Redeemed	(1,051,216)	(980,573)

Total Class II Shares	1,873,617	1,437,288

Total change in shares	2,178,419	1,672,389

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2015 (d)	$10.90	0.09	(0.26)	(0.17)	(0.30)	(0.87)	(1.17)	$9.56	(1.58%	)	$17,196,528	0.33%	0.85%	0.36%	14.33%
Year Ended December 31, 2014 (d)	$11.18	0.16	0.34	0.50	(0.24)	(0.54)	(0.78)	$10.90	4.48%		$16,291,200	0.33%	1.47%	0.37%	20.16%
Year Ended December 31, 2013 (d)	$8.93	0.12	2.50	2.62	(0.13)	(0.24)	(0.37)	$11.18	29.65%		$14,073,153	0.33%	1.18%	0.43%	25.70%
Year Ended December 31, 2012 (d)	$8.09	0.06	1.24	1.30	(0.09)	(0.37)	(0.46)	$8.93	16.22%		$8,511,164	0.33%	0.71%	0.49%	18.50%
Year Ended December 31, 2011 (d)	$8.95	0.08	(0.63)	(0.55)	(0.18)	(0.13)	(0.31)	$8.09	(6.19%	)	$6,466,762	0.33%	0.94%	0.49%	26.41%

Class II Shares
Year Ended December 31, 2015 (d)	$10.89	0.09	(0.28)	(0.19)	(0.29)	(0.87)	(1.16)	$9.54	(1.75%	)	$78,009,524	0.42%	0.81%	0.61%	14.33%
Year Ended December 31, 2014 (d)	$11.16	0.16	0.34	0.50	(0.23)	(0.54)	(0.77)	$10.89	4.50%		$68,606,775	0.42%	1.41%	0.62%	20.16%
Year Ended December 31, 2013 (d)	$8.92	0.12	2.48	2.60	(0.12)	(0.24)	(0.36)	$11.16	29.47%		$54,302,515	0.42%	1.16%	0.68%	25.70%
Year Ended December 31, 2012 (d)	$8.08	0.05	1.25	1.30	(0.09)	(0.37)	(0.46)	$8.92	16.15%		$30,727,710	0.42%	0.61%	0.74%	18.50%
Year Ended December 31, 2011 (d)	$8.94	0.06	(0.61)	(0.55)	(0.18)	(0.13)	(0.31)	$8.08	(6.38%	)	$25,556,327	0.42%	0.67%	0.74%	26.41%

(a)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event

16

Notes to Financial Statements (Continued)

December 31, 2015

has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

17

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$926,682	$(926,682)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$49,572	$31,659	$30,392	$111,623

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

19

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, NFM earned $59,439 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $387.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $117,282, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $45,378.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund, in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

20

Notes to Financial Statements (Continued)

December 31, 2015

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income/	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$11,042,244	$3,886,181	$1,645,434	$123,815	$227,354	$719,640	$12,373,255
NVIT Multi-Manager International Value Fund, Class Y	12,741,051	5,636,826	2,107,989	200,659	320,493	—	15,235,389
NVIT Multi-Manager Large Cap Growth Fund, Class Y	14,439,858	4,728,848	2,120,868	100,302	551,879	1,296,841	16,183,141
NVIT Multi-Manager Large Cap Value Fund, Class Y	16,988,068	7,012,669	2,064,614	269,498	521,584	2,032,611	19,054,304
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5,096,421	2,257,814	882,859	—	123,220	756,467	5,705,947
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5,945,824	2,299,086	596,780	98,907	49,309	697,672	6,664,643
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3,397,614	1,094,568	1,375,099	—	168,072	343,184	2,848,538
NVIT Multi-Manager Small Cap Value Fund, Class Y	5,096,421	2,137,297	559,675	50,445	188,897	580,327	5,705,953
NVIT Multi-Manager Small Company Fund, Class Y	1,698,807	569,940	144,715	10,258	33,852	183,511	1,896,066
NVIT Core Bond Fund, Class Y	4,247,017	1,461,996	713,702	152,984	(7,775)	21,052	4,790,245
NVIT Core Plus Bond Fund, Class Y	4,247,017	1,388,061	702,786	94,193	(6,699)	36,340	4,789,677

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

21

Notes to Financial Statements (Continued)

December 31, 2015

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $32,473,286 and sales of $12,914,521 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,517,272	$7,214,381	$9,731,653	$—	$9,731,653

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,692,611	$3,706,827	$5,399,438	$—	$5,399,438

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

22

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$926,598	$7,900,446	$8,827,044	$—	$(7,986,877)	$840,167

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$103,234,035	$1,055,415	$(9,042,292)	$(7,986,877)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

24

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 26.78%.

The Fund designates $7,214,381, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $318,174 or $0.0319 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $37,825 or $0.0038 per outstanding share.

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

NVIT CardinalSM Balanced Fund

AR-CD-BAL 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Balanced Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Balanced Fund (Class II) registered -1.06% versus 0.14% for its blended benchmark, 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was -0.92% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The Fund’s target allocation is 50% equity investments and 50% fixed-income investments. During the reporting period, the Fund’s overall return was most influenced by general weakness across global equity markets for the period.

The Fund’s underlying equity investment with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall return for the period were the NVIT Multi-Manager Large Cap Value Fund (invested in large-capitalization value stocks within U.S. markets and registered -3.04% during the period) and the NVIT Multi-Manager International Value Fund (invested in large-cap value stocks within international developed markets and registered -5.01% during the period). The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector. The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets.

On the growth side of the ledger, the Fund’s underlying investments in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57% during the reporting period) served as the principal source of contribution to the Fund’s overall returns for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Two of the Fund’s four underlying fixed-income investments, the NVIT Core Bond Fund (a 14% allocation) and the NVIT Core Plus Bond Fund (an 17% allocation), registered -0.56% and -0.19%, respectively, and detracted from the Fund’s overall return during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Funds’ investment adviser, makes both the asset allocation and underlying fund selection decisions for the Funds. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary (con’t.)	NVIT CardinalSM Balanced Fund

NVIT Cardinal Balanced Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Core Plus Bond Fund Class Y	17.0%
NVIT Short Term Bond Fund Class Y	16.0%
NVIT Core Bond Fund Class Y	14.0%
NVIT Multi-Manager Large Cap Value Fund Class Y	13.0%
NVIT Multi-Manager Large Cap Growth Fund Class Y	11.0%
NVIT Multi-Manager International Value Fund Class Y	8.0%
NVIT Multi-Manager International Growth Fund Class Y	7.0%
NVIT Multi-Manager Mid Cap Value Fund Class Y	5.0%
Nationwide Bond Fund Institutional Class	3.0%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	3.0%
NVIT Multi-Manager Small Cap Value Fund Class Y	2.0%
NVIT Multi-Manager Small Company Fund Class Y	1.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT CardinalSM Balanced Fund

Asset Allocation†

Fixed Income Funds	50.5%
Equity Funds	49.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Core Plus Bond Fund, Class Y	17.2%
NVIT Short Term Bond Fund, Class Y	16.1%
NVIT Core Bond Fund, Class Y	14.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.0%
NVIT Multi-Manager International Value Fund, Class Y	7.9%
NVIT Multi-Manager International Growth Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
Nationwide Bond Fund, Institutional Class	3.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.9%
Other Holdings	2.9%
100.0%

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -1.06%, underperforming its blended benchmark by 1.20% and the Lipper peer category median by 0.14%

•	Of the Fund’s eight underlying equity investments, only the NVIT Multi-Manager Large Cap Growth Fund (an 11% allocation) was a positive performer that contributed to the Fund’s overall return

•	Two of the Fund’s four underlying fixed-income investments detracted slightly from the Fund’s overall return

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Balanced Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(1.05)%	5.43%	4.71%
Class II	(1.06)%	5.33%	4.61%
Russell 3000® Index	0.48%	12.18%	8.03%
Blended Index	0.14%	5.75%	4.60%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.88%	0.88%
Class II	1.13%	0.97%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Balanced Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Balanced Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Balanced Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	969.90	1.39	0.28
	Hypothetical(b)(c)		1,000.00	1,023.79	1.43	0.28
Class II Shares	Actual	(b)	1,000.00	969.80	1.84	0.37
	Hypothetical(b)(c)		1,000.00	1,023.34	1.89	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 49.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	15,760,733	$161,705,125
NVIT Multi-Manager International Value Fund, Class Y (a)	19,526,044	184,325,854
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	20,259,767	256,286,048
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	30,141,020	300,807,384
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	6,258,699	67,844,302
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	11,352,871	114,436,936
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	3,422,087	45,171,553
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,106,465	22,815,304

Total Equity Funds (cost $1,077,502,287)		1,153,392,506

Fixed Income Funds 50.5%
Nationwide Bond Fund, Institutional Class (a)	7,580,168	72,238,997
NVIT Core Bond Fund, Class Y (a)	31,422,226	328,362,265
NVIT Core Plus Bond Fund, Class Y (a)	35,873,997	399,636,329
NVIT Short Term Bond Fund, Class Y (a)	36,878,001	375,786,829

Total Fixed Income Funds (cost $1,215,078,192)		1,176,024,420

Total Mutual Funds (cost $2,292,580,479)		2,329,416,926

Total Investments (cost $2,292,580,479) (b) — 100.0%		2,329,416,926
Liabilities in excess of other assets — 0.0%†		(727,997)

NET ASSETS — 100.0%		$2,328,688,929

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Balanced Fund
Assets:
Investments in affiliates, at value (cost $2,292,580,479)	$2,329,416,926
Receivable for capital shares issued	872,448
Prepaid expenses	4,201

Total Assets	2,330,293,575

Liabilities:
Payable for investments purchased	870,822
Payable for capital shares redeemed	1,626
Accrued expenses and other payables:
Investment advisory fees	386,693
Fund administration fees	45,929
Distribution fees	164,777
Administrative servicing fees	99,162
Accounting and transfer agent fees	262
Custodian fees	13,411
Compliance program costs (Note 3)	2,536
Professional fees	11,941
Printing fees	7,290
Other	197

Total Liabilities	1,604,646

Net Assets	$2,328,688,929

Represented by:
Capital	$2,161,820,881
Accumulated undistributed net investment income	18,346,840
Accumulated net realized gains from affiliated investments	111,684,761
Net unrealized appreciation/(depreciation) from investments in affiliates	36,836,447

Net Assets	$2,328,688,929

Net Assets:
Class I Shares	$178,861,267
Class II Shares	2,149,827,662

Total	$2,328,688,929

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	16,275,508
Class II Shares	196,032,706

Total	212,308,214

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.99
Class II Shares	$10.97

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$39,981,249

Total Income	39,981,249

EXPENSES:
Investment advisory fees	4,622,146
Fund administration fees	549,038
Distribution fees Class II Shares	5,477,745
Administrative servicing fees Class I Shares	91,610
Administrative servicing fees Class II Shares	1,102,489
Professional fees	88,998
Printing fees	22,677
Trustee fees	66,268
Custodian fees	89,027
Accounting and transfer agent fees	1,396
Compliance program costs (Note 3)	10,168
Other	54,887

Total expenses before fees waived	12,176,449

Distribution fees waived — Class II (Note 3)	(3,505,796)

Net Expenses	8,670,653

NET INVESTMENT INCOME	31,310,596

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	99,825,939
Net realized gains from investment transactions with affiliates	30,847,388

Net realized gains from affiliated investments	130,673,327

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(189,402,726)

Net realized/unrealized losses from affiliated investments	(58,729,399)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,418,803)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$31,310,596	$33,696,551
Net realized gains from affiliated investments	130,673,327	118,151,851
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(189,402,726)	(58,080,048)

Change in net assets resulting from operations	(27,418,803)	93,768,354

Distributions to Shareholders From:
Net investment income:
Class I	(4,968,254)	(4,258,794)
Class II	(57,965,199)	(49,132,380)
Net realized gains:
Class I	(6,615,476)	(4,335,949)
Class II	(79,829,608)	(51,547,637)

Change in net assets from shareholder distributions	(149,378,537)	(109,274,760)

Change in net assets from capital transactions	159,734,252	227,854,004

Change in net assets	(17,063,088)	212,347,598

Net Assets:
Beginning of year	2,345,752,017	2,133,404,419

End of year	$2,328,688,929	$2,345,752,017

Accumulated undistributed net investment income at end of year	$18,346,840	$31,707,883

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,836,840	$4,881,167
Dividends reinvested	11,583,730	8,594,743
Cost of shares redeemed	(4,464,807)	(4,179,638)

Total Class I Shares	11,955,763	9,296,272

Class II Shares
Proceeds from shares issued	92,264,683	160,507,655
Dividends reinvested	137,794,807	100,680,017
Cost of shares redeemed	(82,281,001)	(42,629,940)

Total Class II Shares	147,778,489	218,557,732

Change in net assets from capital transactions	$159,734,252	$227,854,004

SHARE TRANSACTIONS:
Class I Shares
Issued	405,542	404,579
Reinvested	1,044,128	718,548
Redeemed	(378,023)	(343,676)

Total Class I Shares	1,071,647	779,451

Class II Shares
Issued	7,771,020	13,308,722
Reinvested	12,448,519	8,435,496
Redeemed	(7,014,814)	(3,538,616)

Total Class II Shares	13,204,725	18,205,602

Total change in shares	14,276,372	18,985,053

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2015 (d)	$11.87	0.17	(0.29)	(0.12)	(0.32)	(0.44)	(0.76)	$10.99	(1.05%	)	$178,861,267	0.28%	1.40%	0.28%	10.92%
Year Ended December 31, 2014 (d)	$11.93	0.19	0.34	0.53	(0.29)	(0.30)	(0.59)	$11.87	4.46%		$180,419,352	0.28%	1.56%	0.28%	2.25%
Year Ended December 31, 2013 (d)	$10.80	0.16	1.42	1.58	(0.20)	(0.25)	(0.45)	$11.93	14.72%		$172,153,686	0.29%	1.38%	0.29%	6.39%
Year Ended December 31, 2012 (d)	$9.98	0.14	0.98	1.12	(0.17)	(0.13)	(0.30)	$10.80	11.24%		$150,830,174	0.29%	1.32%	0.29%	8.90%
Year Ended December 31, 2011 (d)	$10.44	0.14	(0.27)	(0.13)	(0.27)	(0.06)	(0.33)	$9.98	(1.26%	)	$135,872,430	0.29%	1.38%	0.29%	7.65%

Class II Shares
Year Ended December 31, 2015 (d)	$11.84	0.15	(0.27)	(0.12)	(0.31)	(0.44)	(0.75)	$10.97	(1.06%	)	$2,149,827,662	0.37%	1.31%	0.53%	10.92%
Year Ended December 31, 2014 (d)	$11.91	0.18	0.33	0.51	(0.28)	(0.30)	(0.58)	$11.84	4.30%		$2,165,332,665	0.37%	1.50%	0.53%	2.25%
Year Ended December 31, 2013 (d)	$10.78	0.16	1.41	1.57	(0.19)	(0.25)	(0.44)	$11.91	14.66%		$1,961,250,733	0.38%	1.35%	0.54%	6.39%
Year Ended December 31, 2012 (d)	$9.97	0.14	0.96	1.10	(0.16)	(0.13)	(0.29)	$10.78	11.06%		$1,575,424,774	0.38%	1.30%	0.54%	8.90%
Year Ended December 31, 2011 (d)	$10.42	0.14	(0.27)	(0.13)	(0.26)	(0.06)	(0.32)	$9.97	(1.35%	)	$1,270,799,151	0.38%	1.38%	0.54%	7.65%

(a)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

15

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

16

Notes to Financial Statements (Continued)

December 31, 2015

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

17

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$18,261,814	$(18,261,814)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.19%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $549,038 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

19

Notes to Financial Statements (Continued)

December 31, 2015

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $10,168.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $3,505,796, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,194,099.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$136,444,357	$38,997,376	$—	$1,649,958	$—	$9,698,764	$161,705,125
NVIT Multi-Manager International Value Fund, Class Y	159,909,128	40,998,820	3,080,407	2,494,475	683,494	—	184,325,854
NVIT Multi-Manager Large Cap Growth Fund, Class Y	260,450,976	23,273,335	13,620,884	1,627,977	4,983,712	21,645,358	256,286,048
NVIT Multi-Manager Large Cap Value Fund, Class Y	330,350,091	45,960,885	29,284,324	4,327,021	9,009,953	33,651,550	300,807,384
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	73,172,044	11,748,318	7,568,802	—	2,441,801	9,914,331	67,844,302
NVIT Multi-Manager Mid Cap Value Fund, Class Y	122,361,576	14,733,620	4,976,685	1,738,870	1,085,782	12,794,597	114,436,936
NVIT Multi-Manager Small Cap Growth Fund, Class Y	24,440,487	—	26,489,430	—	7,594,944	—	—

20

Notes to Financial Statements (Continued)

December 31, 2015

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager Small Cap Value Fund, Class Y	$48,120,278	$5,604,196	$424,770	$406,800	$203,485	$4,881,274	$45,171,553
NVIT Multi-Manager Small Company Fund, Class Y	23,246,240	2,514,792	81,219	128,030	44,907	2,386,762	22,815,304
Nationwide Bond Fund, Institutional Class	—	74,885,266	793,647	1,173,105	(23,863)	—	72,238,997
NVIT Core Bond Fund, Class Y	326,649,936	29,668,904	13,768,461	10,624,807	1,230,716	1,573,153	328,362,265
NVIT Core Plus Bond Fund, Class Y	326,543,367	100,822,934	15,049,623	7,941,694	1,889,709	3,280,150	399,636,329
NVIT Short Term Bond Fund, Class Y	514,788,647	10,968,805	143,543,863	7,868,512	1,702,748	—	375,786,829

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit. .

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $400,177,251 and sales of $258,682,115 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements

21

Notes to Financial Statements (Continued)

December 31, 2015

is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$62,933,453	$86,445,084	$149,378,537	$—	$149,378,537

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$53,391,174	$55,883,586	$109,274,760	$—	$109,274,760

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$18,825,862	$111,972,676	$130,798,538	$—	$36,069,510	$166,868,048

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,293,347,416	$113,951,031	$(77,881,521)	$36,069,510

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

24

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 19.52%.

The Fund designates $86,445,084, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $4,065,210 or $0.0191 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $492,162 or $0.0023 per outstanding share.

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

NVIT CardinalSM Capital Appreciation Fund

AR-CD-CAP 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Capital Appreciation Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Capital Appreciation Fund (Class II) registered -1.33% versus 0.41% for its blended benchmark, 50% Russell 3000® Index, 20% MSCI EAFE® Index, 20% Barclays U.S. Aggregate Bond Index and 10% Barclays U.S. 1-3 year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 223 funds as of December 31, 2015) was -0.97% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 70% equity investments and 30% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall return for the period were the NVIT Multi-Manager International Value Fund (invested in large-capitalization value stocks within international developed markets and registered -5.01% during the period) and the NVIT Multi-Manager Large Cap Value Fund (invested in large-cap value stocks within U.S. markets and registered -3.04% during the period). The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector.

On the growth side of the ledger, the Fund’s underlying investment in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57% during the reporting period) served as the principal source of contribution to the Fund’s overall return for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Two of the Fund’s four underlying fixed-income investments, the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, registered -0.56% and -0.19%, respectively, and detracted marginally from the Fund’s overall returns during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary	NVIT CardinalSM Capital Appreciation Fund

NVIT Cardinal Capital Appreciation Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Multi-Manager Large Cap Value Fund Class Y	18.0%
NVIT Multi-Manager Large Cap Growth Fund Class Y	15.0%
NVIT Core Plus Bond Fund Class Y	12.0%
NVIT Multi-Manager International Value Fund Class Y	11.0%
NVIT Multi-Manager International Growth Fund Class Y	10.0%
NVIT Core Bond Fund Class Y	10.0%
NVIT Multi-Manager Mid Cap Value Fund Class Y	7.0%
NVIT Short Term Bond Fund Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	4.0%
NVIT Multi-Manager Small Cap Value Fund Class Y	3.0%
Nationwide Bond Fund Institutional Class	2.0%
NVIT Multi-Manager Small Cap Growth Fund Class Y	1.0%
NVIT Multi-Manager Small Company Fund Class Y	1.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT CardinalSM Capital Appreciation Fund

Asset Allocation†

Equity Funds	69.6%
Fixed Income Funds	30.4%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	17.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.0%
NVIT Core Plus Bond Fund, Class Y	12.1%
NVIT Multi-Manager International Value Fund, Class Y	10.6%
NVIT Core Bond Fund, Class Y	10.1%
NVIT Multi-Manager International Growth Fund, Class Y	10.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.1%
NVIT Short Term Bond Fund, Class Y	6.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.0%
Other Holdings	4.1%
100.0%

Objective

The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -1.33%, underperforming its blended benchmark by 1.74% and the Lipper peer category median by 0.36%

•	The NVIT Multi-Manager Large Cap Growth Fund (a 15% allocation), one of the Fund’s nine underlying equity investments, was a positive performer that contributed to the Fund’s overall return

•	The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period.

•	Two of the Fund’s four underlying fixed-income investments detracted marginally from the Fund’s overall returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Capital Appreciation Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(1.15)%	6.68%	5.09%
Class II	(1.33)%	6.57%	5.00%
Russell 3000® Index	0.48%	12.18%	8.03%
Blended Index	0.41%	7.76%	5.63%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.94%	0.94%
Class II	1.19%	1.03%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Capital Appreciation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Capital Appreciation Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 50% Russell 3000® Index, 20% MSCI EAFE® Index, 20% Barclays U.S. Aggregate Bond Index and 10% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Capital Appreciation Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	961.50	1.38	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.79	1.43	0.28
Class II Shares	Actual	(b)	1,000.00	960.50	1.83	0.37
	Hypothetical	(b)(c)	1,000.00	1,023.34	1.89	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 69.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	26,856,010	$275,542,666
NVIT Multi-Manager International Value Fund, Class Y (a)	30,813,468	290,879,135
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	32,510,467	411,257,403
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	49,250,739	491,522,376
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	9,835,128	106,612,787
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	19,161,325	193,146,158
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,489,353	27,791,320
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	6,281,636	82,917,598
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,382,886	28,515,110

Total Equity Funds (cost $1,792,744,968)		1,908,184,553

Fixed Income Funds 30.4%
Nationwide Bond Fund, Institutional Class (a)	6,028,187	57,448,622
NVIT Core Bond Fund, Class Y (a)	26,458,561	276,491,962
NVIT Core Plus Bond Fund, Class Y (a)	29,733,174	331,227,563
NVIT Short Term Bond Fund, Class Y (a)	16,424,726	167,367,961

Total Fixed Income Funds (cost $861,021,192)		832,536,108

Total Mutual Funds (cost $2,653,766,160)		2,740,720,661

Total Investments (cost $2,653,766,160) (b) — 100.0%		2,740,720,661
Liabilities in excess of other assets — 0.0%†		(867,679)

NET ASSETS — 100.0%		$2,739,852,982

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $2,653,766,160)	$2,740,720,661
Receivable for capital shares issued	1,030,063
Prepaid expenses	5,300

Total Assets	2,741,756,024

Liabilities:
Payable for investments purchased	1,004,273
Payable for capital shares redeemed	25,791
Accrued expenses and other payables:
Investment advisory fees	451,601
Fund administration fees	53,654
Distribution fees	209,396
Administrative servicing fees	117,264
Accounting and transfer agent fees	316
Custodian fees	16,244
Compliance program costs (Note 3)	3,033
Professional fees	13,400
Printing fees	7,854
Other	216

Total Liabilities	1,903,042

Net Assets	$2,739,852,982

Represented by:
Capital	$2,419,847,239
Accumulated undistributed net investment income	27,757,569
Accumulated net realized gains from affiliated investments	205,293,673
Net unrealized appreciation/(depreciation) from investments in affiliates	86,954,501

Net Assets	$2,739,852,982

Net Assets:
Class I Shares	$20,417,971
Class II Shares	2,719,435,011

Total	$2,739,852,982

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,901,805
Class II Shares	253,410,473

Total	255,312,278

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.74
Class II Shares	$10.73

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$40,718,917

Total Income	40,718,917

EXPENSES:
Investment advisory fees	5,612,202
Fund administration fees	666,960
Distribution fees Class II Shares	7,257,627
Administrative servicing fees Class I Shares	10,187
Administrative servicing fees Class II Shares	1,460,121
Professional fees	105,710
Printing fees	22,800
Trustee fees	81,576
Custodian fees	108,990
Accounting and transfer agent fees	1,599
Compliance program costs (Note 3)	12,347
Other	58,130

Total expenses before earnings credit and fees waived	15,398,249

Earnings credit (Note 5)	(18)
Distribution fees waived — Class II (Note 3)	(4,644,932)

Net Expenses	10,753,299

NET INVESTMENT INCOME	29,965,618

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	167,530,451
Net realized gains from investment transactions with affiliates	67,001,658

Net realized gains from affiliated investments	234,532,109

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(298,593,799)

Net realized/unrealized losses from affiliated investments	(64,061,690)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,096,072)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$29,965,618	$42,769,010
Net realized gains from affiliated investments	234,532,109	251,231,589
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(298,593,799)	(157,474,825)

Change in net assets resulting from operations	(34,096,072)	136,525,774

Distributions to Shareholders From:
Net investment income:
Class I	(631,218)	(537,409)
Class II	(86,534,446)	(72,599,189)
Net realized gains:
Class I	(1,327,848)	(663,824)
Class II	(192,420,732)	(96,150,117)

Change in net assets from shareholder distributions	(280,914,244)	(169,950,539)

Change in net assets from capital transactions	77,790,952	45,833,975

Change in net assets	(237,219,364)	12,409,210

Net Assets:
Beginning of year	2,977,072,346	2,964,663,136

End of year	$2,739,852,982	$2,977,072,346

Accumulated undistributed net investment income at end of year	$27,757,569	$57,274,825

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,325,841	$5,573,843
Dividends reinvested	1,959,066	1,201,233
Cost of shares redeemed	(5,205,380)	(4,665,538)

Total Class I Shares	1,079,527	2,109,538

Class II Shares
Proceeds from shares issued	14,659,636	37,254,838
Dividends reinvested	278,955,178	168,749,306
Cost of shares redeemed	(216,903,389)	(162,279,707)

Total Class II Shares	76,711,425	43,724,437

Change in net assets from capital transactions	$77,790,952	$45,833,975

SHARE TRANSACTIONS:
Class I Shares
Issued	367,667	453,256
Reinvested	181,349	98,478
Redeemed	(426,041)	(376,905)

Total Class I Shares	122,975	174,829

Class II Shares
Issued	1,217,394	3,029,510
Reinvested	25,838,315	13,843,505
Redeemed	(18,333,740)	(13,159,604)

Total Class II Shares	8,721,969	3,713,411

Total change in shares	8,844,944	3,888,240

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2015 (d)	$12.08	0.14	(0.29)	(0.15)	(0.37)	(0.82)	(1.19)	$10.74	(1.15%	)	$20,417,971	0.28%	1.16%	0.28%	12.95%
Year Ended December 31, 2014 (d)	$12.23	0.19	0.39	0.58	(0.32)	(0.41)	(0.73)	$12.08	4.70%		$21,496,361	0.28%	1.56%	0.28%	7.27%
Year Ended December 31, 2013 (d)	$10.52	0.15	2.08	2.23	(0.19)	(0.33)	(0.52)	$12.23	21.44%		$19,611,753	0.28%	1.32%	0.28%	4.99%
Year Ended December 31, 2012 (d)	$9.51	0.11	1.20	1.31	(0.15)	(0.15)	(0.30)	$10.52	13.74%		$15,219,125	0.29%	1.11%	0.29%	9.20%
Year Ended December 31, 2011 (d)	$10.14	0.12	(0.45)	(0.33)	(0.24)	(0.06)	(0.30)	$9.51	(3.37%	)	$12,899,136	0.29%	1.22%	0.29%	10.20%

Class II Shares
Year Ended December 31, 2015 (d)	$12.08	0.12	(0.29)	(0.17)	(0.36)	(0.82)	(1.18)	$10.73	(1.33%	)	$2,719,435,011	0.37%	1.02%	0.53%	12.95%
Year Ended December 31, 2014 (d)	$12.22	0.18	0.39	0.57	(0.30)	(0.41)	(0.71)	$12.08	4.70%		$2,955,575,985	0.37%	1.43%	0.53%	7.27%
Year Ended December 31, 2013 (d)	$10.52	0.14	2.07	2.21	(0.18)	(0.33)	(0.51)	$12.22	21.25%		$2,945,051,383	0.37%	1.20%	0.53%	4.99%
Year Ended December 31, 2012 (d)	$9.51	0.11	1.19	1.30	(0.14)	(0.15)	(0.29)	$10.52	13.64%		$2,426,935,403	0.38%	1.03%	0.54%	9.20%
Year Ended December 31, 2011 (d)	$10.14	0.12	(0.46)	(0.34)	(0.23)	(0.06)	(0.29)	$9.51	(3.45%	)	$2,001,512,218	0.38%	1.20%	0.54%	10.20%

(a)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

15

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

16

Notes to Financial Statements (Continued)

December 31, 2015

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

17

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$27,682,790	$(27,682,790)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.19%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $666,960 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

19

Notes to Financial Statements (Continued)

December 31, 2015

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $12,347.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $4,644,932, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,470,308.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$258,997,312	$45,072,130	$5,700,667	$2,872,513	$1,687,288	$17,034,978	$275,542,666
NVIT Multi-Manager International Value Fund, Class Y	301,725,855	17,005,286	8,471,169	4,162,223	967,073	—	290,879,135
NVIT Multi-Manager Large Cap Growth Fund, Class Y	452,744,876	38,531,945	58,611,181	2,616,790	22,415,222	35,915,155	411,257,403
NVIT Multi-Manager Large Cap Value Fund, Class Y	542,500,631	63,761,241	36,452,243	7,126,520	11,132,262	56,634,720	491,522,376
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	125,300,991	16,009,420	20,239,473	—	5,548,663	16,009,420	106,612,787
NVIT Multi-Manager Mid Cap Value Fund, Class Y	215,397,682	25,071,348	17,292,581	2,947,528	2,572,977	22,123,819	193,146,158
NVIT Multi-Manager Small Cap Growth Fund, Class Y	65,755,089	3,691,860	41,277,645	—	14,457,911	3,691,860	27,791,320

20

Notes to Financial Statements (Continued)

December 31, 2015

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager Small Cap Value Fund, Class Y	$96,277,516	$9,766,057	$8,258,288	$746,881	$3,820,355	$9,019,176	$82,917,598
NVIT Multi-Manager Small Company Fund, Class Y	31,383,544	3,143,047	2,556,927	160,015	1,094,641	2,983,032	28,515,110
Nationwide Bond Fund, Institutional Class	—	61,183,381	2,304,462	965,595	(40,846)	—	57,448,622
NVIT Core Bond Fund, Class Y	295,636,973	12,592,901	19,905,871	8,978,951	978,827	1,347,458	276,491,962
NVIT Core Plus Bond Fund, Class Y	297,000,720	78,087,109	33,059,755	6,624,625	1,372,912	2,770,833	331,227,563
NVIT Short Term Bond Fund, Class Y	295,282,976	3,517,276	128,994,101	3,517,276	994,373	—	167,367,961

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $377,433,001 and sales of $383,124, 363 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

21

Notes to Financial Statements (Continued)

December 31, 2015

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$87,165,664	$193,748,580	$280,914,244	$—	$280,914,244

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$ 73,136,598	$ 96,813,941	$ 169,950,539	$—	$ 169,950,539

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$27,757,569	$206,885,669	$234,643,238	$—	$85,362,505	$320,005,743

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,655,358,156	$172,449,400	$(87,086,895)	$85,362,505

11. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

24

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 23.64%.

The Fund designates $193,748,580, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $6,901,579 or $0.0270 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $844,874 or $0.0033 per outstanding share.

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

NVIT CardinalSM Conservative Fund

AR-CD-CON 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Conservative Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Conservative Fund (Class II) registered -0.73% versus 0.59% for its blended benchmark, 15% Russell 3000® Index, 5% MSCI EAFE® Index, 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. 1-3 Year Government/Credit Bond Index and 5% Citigroup 3-Month US Treasury Bill Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 130 funds as of December 31, 2015) was -0.65% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The Fund’s target allocation is 20% equity investments and 80% fixed-income investments. Nevertheless, during the reporting period, the Fund’s overall return was more influenced by general weakness across global equity markets than by the fixed-income markets.

The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall return were the NVIT Multi-Manager Large Cap Value Fund (invested in large-capitalization value stocks within U.S. markets and registered -3.04% during the period) and the NVIT Multi-Manager International Value Fund (invested in large-cap value stocks within international developed markets and registered -5.01% during the period). The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector. The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets.

On the growth side of the ledger, the Fund’s underlying investment in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57%

during the reporting period) served as the principal source of contribution to the Fund’s overall return for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Three of the Fund’s five underlying fixed-income investments, the NVIT Core Bond Fund (a 17% allocation), the NVIT Core Plus Bond Fund (a 22% allocation) and the Nationwide Inflation-Protected Securities Fund (a 5% allocation) registered -0.56%, -0.19% and -1.90%, respectively for the reporting period, and detracted from the Fund’s overall return during the period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary (con’t.)	NVIT CardinalSM Conservative Fund

NVIT Cardinal Conservative Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Short Term Bond Fund Class Y	31.0%
NVIT Core Plus Bond Fund Class Y	22.0%
NVIT Core Bond Fund Class Y	17.0%
NVIT Multi-Manager Large Cap Value Fund Class Y	7.0%
Nationwide Inflation-Protected Securities Fund Class I	5.0%
NVIT Multi-Manager Large Cap Growth Fund Class Y	5.0%
Nationwide Bond Fund Institutional Class	5.0%
NVIT Multi-Manager International Value Fund Class Y	3.0%
NVIT Multi-Manager Mid Cap Value Fund Class Y	2.0%
NVIT Multi-Manager International Growth Fund Class Y	2.0%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	1.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT CardinalSM Conservative Fund

Asset Allocation†

Fixed Income Funds	80.2%
Equity Funds	19.8%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	31.0%
NVIT Core Plus Bond Fund, Class Y	22.0%
NVIT Core Bond Fund, Class Y	17.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	7.0%
Nationwide Bond Fund, Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	5.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager International Value Fund, Class Y	3.0%
NVIT Multi-Manager International Growth Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1.0%
100.0%

Objective

The Fund seeks a high level of total return consistent with a conservative level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -0.73%, underperforming its blended benchmark by 1.32% and the Lipper peer group by 0.08%

•	Of the Fund’s six underlying equity investments, only the NVIT Multi-Manager Large Cap Growth Fund (a 5% allocation) was a positive performer that contributed to the Fund’s overall returns

•	The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period.

•	Three of the Fund’s five underlying fixed-income investments detracted from the Fund’s overall returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.65)%	3.34%	3.68%
Class II	(0.73)%	3.25%	3.61%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.11%
Blended Index	0.59%	3.78%	3.85%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.78%	0.78%
Class II	1.03%	0.87%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class' actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Conservative Fund since inception through 12/31/15 versus performance of the Barclays U.S. Aggregate Bond Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 15% Russell 3000® Index, 5% MSCI EAFE® Index, 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. 1-3 Year Government/Credit Bond Index and 5% Citigroup US 3-Month Treasury Bill Index.

8

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Conservative Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	983.30	1.45	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	(b)	1,000.00	983.40	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,023.29	1.94	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 19.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,427,346	$14,644,571
NVIT Multi-Manager International Value Fund, Class Y (a)	2,324,998	21,947,982
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,889,330	36,550,019
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	5,138,572	51,282,947
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	676,633	7,334,701
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,449,024	14,606,162

Total Equity Funds (cost $152,792,788)		146,366,382

Fixed Income Funds 80.2%
Nationwide Bond Fund, Institutional Class (a)	3,891,231	37,083,431
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,983,348	37,045,133
NVIT Core Bond Fund, Class Y (a)	12,032,374	125,738,306
NVIT Core Plus Bond Fund, Class Y (a)	14,598,656	162,629,030
NVIT Short Term Bond Fund, Class Y (a)	22,454,140	228,807,686

Total Fixed Income Funds (cost $615,504,982)		591,303,586

Total Mutual Funds (cost $768,297,770)		737,669,968

Total Investments (cost $768,297,770) (b) — 100.0%		737,669,968
Liabilities in excess of other assets — 0.0%†		(251,846)

NET ASSETS — 100.0%		$737,418,122

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Conservative Fund
Assets:
Investments in affiliates, at value (cost $768,297,770)	$737,669,968
Receivable for investments sold	265,790
Receivable for capital shares issued	54,464
Prepaid expenses	1,365

Total Assets	737,991,587

Liabilities:
Payable for capital shares redeemed	320,255
Accrued expenses and other payables:
Investment advisory fees	127,149
Fund administration fees	17,038
Distribution fees	56,688
Administrative servicing fees	31,895
Accounting and transfer agent fees	103
Custodian fees	4,333
Compliance program costs (Note 3)	822
Professional fees	9,018
Printing fees	6,083
Other	81

Total Liabilities	573,465

Net Assets	$737,418,122

Represented by:
Capital	$744,156,335
Accumulated undistributed net investment income	3,769,744
Accumulated net realized gains from affiliated investments	20,119,845
Net unrealized appreciation/(depreciation) from investments in affiliates	(30,627,802)

Net Assets	$737,418,122

Net Assets:
Class I Shares	$7,033,308
Class II Shares	730,384,814

Total	$737,418,122

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	700,918
Class II Shares	72,822,839

Total	73,523,757

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.03
Class II Shares	$10.03

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$14,683,666

Total Income	14,683,666

EXPENSES:
Investment advisory fees	1,530,783
Fund administration fees	204,226
Distribution fees Class II Shares	1,894,802
Administrative servicing fees Class I Shares	3,731
Administrative servicing fees Class II Shares	381,462
Professional fees	37,478
Printing fees	16,437
Trustee fees	21,434
Custodian fees	28,602
Accounting and transfer agent fees	664
Compliance program costs (Note 3)	3,266
Other	18,425

Total expenses before earnings credit and fees waived	4,141,310

Earnings credit (Note 5)	(8)
Distribution fees waived—Class II (Note 3)	(1,212,686)

Net Expenses	2,928,616

NET INVESTMENT INCOME	11,755,050

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	15,152,535
Net realized gains from investment transactions with affiliates	8,881,783

Net realized gains from affiliated investments	24,034,318

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(40,763,302)

Net realized/unrealized losses from affiliated investments	(16,728,984)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,973,934)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$11,755,050	$10,794,944
Net realized gains from affiliated investments	24,034,318	27,544,449
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(40,763,302)	(13,113,746)

Change in net assets resulting from operations	(4,973,934)	25,225,647

Distributions to Shareholders From:
Net investment income:
Class I	(151,458)	(186,742)
Class II	(15,940,131)	(16,722,595)
Net realized gains:
Class I	(198,076)	(235,085)
Class II	(22,977,486)	(22,742,256)

Change in net assets from shareholder distributions	(39,267,151)	(39,886,678)

Change in net assets from capital transactions	11,481,883	26,050,120

Change in net assets	(32,759,202)	11,389,089

Net Assets:
Beginning of year	770,177,324	758,788,235

End of year	$737,418,122	$770,177,324

Accumulated undistributed net investment income at end of year	$3,769,744	$4,374,812

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,172,119	$4,271,105
Dividends reinvested	349,534	421,827
Cost of shares redeemed	(3,565,113)	(5,304,268)

Total Class I Shares	(1,043,460)	(611,336)

Class II Shares
Proceeds from shares issued	75,411,861	75,147,381
Dividends reinvested	38,917,617	39,464,851
Cost of shares redeemed	(101,804,135)	(87,950,776)

Total Class II Shares	12,525,343	26,661,456

Change in net assets from capital transactions	$11,481,883	$26,050,120

13

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Conservative Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	205,355	388,482
Reinvested	34,368	39,260
Redeemed	(331,775)	(477,657)

Total Class I Shares	(92,052)	(49,915)

Class II Shares
Issued	7,102,649	6,860,854
Reinvested	3,827,741	3,674,551
Redeemed	(9,656,467)	(8,040,657)

Total Class II Shares	1,273,923	2,494,748

Total change in shares	1,181,871	2,444,833

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2015 (d)	$10.65	0.16	(0.23)	(0.07)	(0.23)	(0.32)	(0.55)	$10.03	(0.65%	)	$7,033,308	0.29%	1.51%	0.29%	21.23%
Year Ended December 31, 2014 (d)	$10.86	0.15	0.22	0.37	(0.25)	(0.33)	(0.58)	$10.65	3.42%		$8,446,590	0.29%	1.34%	0.29%	16.93%
Year Ended December 31, 2013 (d)	$10.70	0.17	0.36	0.53	(0.20)	(0.17)	(0.37)	$10.86	5.03%		$9,153,980	0.29%	1.52%	0.29%	15.67%
Year Ended December 31, 2012 (d)	$10.27	0.20	0.57	0.77	(0.19)	(0.15)	(0.34)	$10.70	7.58%		$9,230,819	0.30%	1.86%	0.30%	16.29%
Year Ended December 31, 2011 (d)	$10.45	0.20	(0.05)	0.15	(0.28)	(0.05)	(0.33)	$10.27	1.50%		$5,232,810	0.30%	1.95%	0.30%	12.75%

Class II Shares
Year Ended December 31, 2015 (d)	$10.65	0.16	(0.24)	(0.08)	(0.22)	(0.32)	(0.54)	$10.03	(0.73%	)	$730,384,814	0.38%	1.54%	0.54%	21.23%
Year Ended December 31, 2014 (d)	$10.86	0.15	0.21	0.36	(0.24)	(0.33)	(0.57)	$10.65	3.34%		$761,730,734	0.38%	1.40%	0.54%	16.93%
Year Ended December 31, 2013 (d)	$10.70	0.15	0.37	0.52	(0.19)	(0.17)	(0.36)	$10.86	4.93%		$749,634,255	0.38%	1.36%	0.54%	15.67%
Year Ended December 31, 2012 (d)	$10.27	0.19	0.57	0.76	(0.18)	(0.15)	(0.33)	$10.70	7.50%		$777,280,168	0.39%	1.79%	0.55%	16.29%
Year Ended December 31, 2011 (d)	$10.45	0.18	(0.04)	0.14	(0.27)	(0.05)	(0.32)	$10.27	1.41%		$597,667,272	0.39%	1.75%	0.55%	12.75%

(a)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

17

Notes to Financial Statements (Continued)

December 31, 2015

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

18

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$3,731,471	$(3,731,471)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $204,226 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

20

Notes to Financial Statements (Continued)

December 31, 2015

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $3,266.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $1,212,686, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $385,193.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$15,297,242	$3,444,483	$3,072,793	$158,137	$534,606	$969,828	$14,644,571
NVIT Multi-Manager International Value Fund, Class Y	22,658,818	5,619,990	5,125,755	326,789	908,947	—	21,947,982
NVIT Multi-Manager Large Cap Growth Fund, Class Y	38,231,157	10,338,650	10,230,003	234,099	2,597,540	3,285,383	36,550,019
NVIT Multi-Manager Large Cap Value Fund, Class Y	53,545,005	20,144,455	14,457,264	752,021	3,419,476	6,106,229	51,282,947
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7,783,232	2,398,404	1,868,328	—	253,242	1,101,694	7,334,701

21

Notes to Financial Statements (Continued)

December 31, 2015

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager Mid Cap Value Fund, Class Y	$15,437,645	$3,489,721	$2,063,778	$223,842	$201,297	$1,728,769	$14,606,162
Nationwide Bond Fund, Institutional Class	—	39,846,967	1,638,978	710,564	(31,516)	—	37,083,431
Nationwide Inflation-Protected Securities Fund, Institutional Class	46,006,882	1,498,666	9,935,463	—	189,029	—	37,045,133
NVIT Core Bond Fund, Class Y	131,724,911	9,439,467	10,018,698	4,130,313	291,684	606,484	125,738,306
NVIT Core Plus Bond Fund, Class Y	131,479,722	49,967,178	13,417,514	3,294,250	263,969	1,354,148	162,629,030
NVIT Short Term Bond Fund, Class Y	292,732,756	16,292,494	75,997,784	4,853,651	253,509	—	228,807,686
NVIT Money Market Fund, Class Y	15,541,207	—	15,541,207	—	—	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $162,480,475 and sales of $163,367,565 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

22

Notes to Financial Statements (Continued)

December 31, 2015

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$16,134,653	$23,132,498	$39,267,151	$—	$39,267,151

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$16,909,337	$22,977,341	$39,886,678	$—	$39,886,678

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings / (Deficit)
$3,951,990	$20,289,304	$24,241,294	$—	$(30,979,507)	$(6,738,213)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

23

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$768,649,475	$3,988,254	$(34,967,761)	$(30,979,507)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

25

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 10.91%.

The Fund designates $23,132,498, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $475,017 or $0.0065 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $52,981 or $0.0007 per outstanding share.

26

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

31

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

32

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

33

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

34

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

35

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2015

NVIT CardinalSM Moderately Aggressive Fund

AR-CD-MAG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Moderately Aggressive Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Moderately Aggressive Fund (Class II) registered -1.51% versus 0.30% for its blended benchmark, 55% Russell 3000® Index, 25% MSCI EAFE® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 223 funds as of December 31, 2015) was -0.97% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 80% equity investments and 20% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall return for the period were the NVIT Multi-Manager International Value Fund (invested in large-capitalization value stocks within international developed markets and registered -5.01% during the period) and the NVIT Multi-Manager Large Cap Value Fund (invested in large-cap value stocks within U.S. markets and registered -3.04% during the period). The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector.

On the growth side of the ledger, the Fund’s underlying investment in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57% during the reporting period) served as the principal source of contribution to the Fund’s overall return for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Two of the Fund’s three relatively small underlying fixed-income positions posted modestly negative returns and detracted marginally from the Fund’s overall returns during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary (con’t)	NVIT CardinalSM Moderately Aggressive Fund

NVIT Cardinal Moderately

Aggressive Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Multi-Manager Large Cap Value Fund Class Y	19.0%
NVIT Multi-Manager Large Cap Growth Fund Class Y	16.0%
NVIT Multi-Manager International Value Fund Class Y	14.0%
NVIT Multi-Manager International Growth Fund Class Y	12.0%
NVIT Core Plus Bond Fund Class Y	10.0%
NVIT Core Bond Fund Class Y	8.0%
NVIT Multi-Manager Mid Cap Value Fund Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	5.0%
NVIT Multi-Manager Small Cap Value Fund Class Y	3.0%
NVIT Multi-Manager Small Cap Growth Fund Class Y	2.0%
NVIT Multi-Manager Small Company Fund Class Y	2.0%
Nationwide Bond Fund Institutional Class	2.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT CardinalSM Moderately Aggressive Fund

Asset Allocation†

Equity Funds	79.8%
Fixed Income Funds	20.2%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	18.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.0%
NVIT Multi-Manager International Value Fund, Class Y	14.0%
NVIT Multi-Manager International Growth Fund, Class Y	12.0%
NVIT Core Plus Bond Fund, Class Y	10.0%
NVIT Core Bond Fund, Class Y	8.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.0%
Nationwide Bond Fund, Institutional Class	2.0%
Other Holdings	4.0%
100.0%

Objective

The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -1.51%, underperforming its blended benchmark by 1.81% and the Lipper peer category median by 0.54%

•	Of the Fund’s nine underlying equity investments, the NVIT Multi-Manager Large Cap Growth Fund (a 16% allocation) was one of the positive performers that contributed to the Fund’s overall returns

•	The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period.

•	Only one of the Fund’s three underlying fixed-income investments was a positive performer that contributed to the Fund’s overall returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Moderately Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(1.43)%	7.02%	5.08%
Class II	(1.51)%	6.93%	4.98%
Russell 3000® Index	0.48%	12.18%	8.03%
Blended Index	0.30%	8.30%	5.68%
CPI	0.73%	1.53%	1.33%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.99%	0.99%
Class II	1.24%	1.08%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (cont’d)	NVIT CardinalSM Moderately Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Moderately Aggressive Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 55% Russell 3000® Index, 25% MSCI EAFE® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Aggressive Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	954.80	1.48	0.30
	Hypothetical	(b),(c)	1,000.00	1,023.69	1.53	0.30
Class II Shares	Actual	(b)	1,000.00	954.00	1.92	0.39
	Hypothetical	(b),(c)	1,000.00	1,023.24	1.99	0.39

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 79.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	5,140,799	$52,744,597
NVIT Multi-Manager International Value Fund, Class Y (a)	6,484,793	61,216,442
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,537,333	70,047,268
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,329,665	83,130,055
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	2,018,910	21,884,986
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,029,502	30,537,383
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	464,748	8,672,193
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	985,340	13,006,493
NVIT Multi-Manager Small Company Fund, Class Y (a)	419,806	8,656,397

Total Equity Funds (cost $333,671,411)		349,895,814

Fixed Income Funds 20.2%
Nationwide Bond Fund, Institutional Class (a)	936,803	8,927,730
NVIT Core Bond Fund, Class Y (a)	3,384,259	35,365,506
NVIT Core Plus Bond Fund, Class Y (a)	3,958,905	44,102,207

Total Fixed Income Funds (cost $92,039,339)		88,395,443

Total Mutual Funds (cost $425,710,750)		438,291,257

Total Investments (cost $425,710,750) (b) — 100.0%		438,291,257
Liabilities in excess of other assets — 0.0%†		(150,853)

NET ASSETS — 100.0%		$438,140,404

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $425,710,750)	$438,291,257
Receivable for capital shares issued	258,367
Prepaid expenses	814

Total Assets	438,550,438

Liabilities:
Payable for investments purchased	257,277
Payable for capital shares redeemed	1,091
Accrued expenses and other payables:
Investment advisory fees	75,188
Fund administration fees	11,497
Distribution fees	30,023
Administrative servicing fees	18,683
Accounting and transfer agent fees	73
Custodian fees	2,522
Compliance program costs (Note 3)	471
Professional fees	8,595
Printing fees	4,554
Other	60

Total Liabilities	410,034

Net Assets	$438,140,404

Represented by:
Capital	$386,273,496
Accumulated undistributed net investment income	4,335,684
Accumulated net realized gains from affiliated investments	34,950,717
Net unrealized appreciation/(depreciation) from investments in affiliates	12,580,507

Net Assets	$438,140,404

Net Assets:
Class I Shares	$46,956,263
Class II Shares	391,184,141

Total	$438,140,404

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,925,677
Class II Shares	41,076,286

Total	46,001,963

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.53
Class II Shares	$9.52

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,888,751

Total Income	5,888,751

EXPENSES:
Investment advisory fees	906,697
Fund administration fees	137,645
Distribution fees Class II Shares	1,010,860
Administrative servicing fees Class I Shares	24,584
Administrative servicing fees Class II Shares	203,186
Professional fees	27,541
Printing fees	14,311
Trustee fees	12,617
Custodian fees	16,791
Accounting and transfer agent fees	497
Compliance program costs (Note 3)	1,903
Recoupment fees (Note 3)	2,084
Other	12,067

Total expenses before earnings credit and fees waived	2,370,783

Earnings credit (Note 5)	(14)
Distribution fees waived — Class II (Note 3)	(646,958)

Net Expenses	1,723,811

NET INVESTMENT INCOME	4,164,940

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	28,963,677
Net realized gains from investment transactions with affiliates	10,915,302

Net realized gains from affiliated investments	39,878,979

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(50,519,028)

Net realized/unrealized losses from affiliated investments	(10,640,049)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,475,109)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$4,164,940	$6,498,776
Net realized gains from affiliated investments	39,878,979	52,855,017
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(50,519,028)	(38,823,671)

Change in net assets resulting from operations	(6,475,109)	20,530,122

Distributions to Shareholders From:
Net investment income:
Class I	(1,542,703)	(1,181,755)
Class II	(12,291,354)	(10,181,360)
Net realized gains:
Class I	(4,736,375)	(3,765,456)
Class II	(38,450,178)	(35,343,222)

Change in net assets from shareholder distributions	(57,020,610)	(50,471,793)

Change in net assets from capital transactions	43,021,464	13,052,873

Change in net assets	(20,474,255)	(16,888,798)

Net Assets:
Beginning of year	458,614,659	475,503,457

End of year	$438,140,404	$458,614,659

Accumulated undistributed net investment income at end of year	$4,335,684	$9,681,379

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,791,226	$8,297,277
Dividends reinvested	6,279,078	4,947,211
Cost of shares redeemed	(7,764,382)	(8,252,459)

Total Class I Shares	6,305,922	4,992,029

Class II Shares
Proceeds from shares issued	27,793,744	37,451,267
Dividends reinvested	50,741,532	45,524,582
Cost of shares redeemed	(41,819,734)	(74,915,005)

Total Class II Shares	36,715,542	8,060,844

Change in net assets from capital transactions	$43,021,464	$13,052,873

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderately Aggressive Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	718,084	714,248
Reinvested	655,136	439,815
Redeemed	(733,226)	(706,348)

Total Class I Shares	639,994	447,715

Class II Shares
Issued	2,652,824	3,152,015
Reinvested	5,304,359	4,050,311
Redeemed	(3,861,020)	(6,451,621)

Total Class II Shares	4,096,163	750,705

Total change in shares	4,736,157	1,198,420

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2015 (d)	$11.12	0.11	(0.28)	(0.17)	(0.34)	(1.08)	(1.42)	$9.53	(1.43%	)	$46,956,263	0.30%	0.99%	0.30%	14.83%
Year Ended December 31, 2014 (d)	$11.88	0.18	0.38	0.56	(0.30)	(1.02)	(1.32)	$11.12	4.66%		$47,662,660	0.30%	1.52%	0.30%	16.21%
Year Ended December 31, 2013 (d)	$10.13	0.14	2.29	2.43	(0.18)	(0.50)	(0.68)	$11.88	24.35%		$45,578,125	0.30%	1.28%	0.30%	13.47%
Year Ended December 31, 2012 (d)	$9.18	0.09	1.25	1.34	(0.13)	(0.26)	(0.39)	$10.13	14.67%		$33,645,683	0.30%	0.94%	0.30%	8.85%
Year Ended December 31, 2011 (d)	$9.95	0.10	(0.54)	(0.44)	(0.24)	(0.09)	(0.33)	$9.18	(4.57%	)	$28,354,511	0.30%	1.06%	0.30%	13.96%

Class II Shares
Year Ended December 31, 2015 (d)	$11.11	0.10	(0.28)	(0.18)	(0.33)	(1.08)	(1.41)	$9.52	(1.51%	)	$391,184,141	0.39%	0.91%	0.55%	14.83%
Year Ended December 31, 2014 (d)	$11.87	0.16	0.38	0.54	(0.28)	(1.02)	(1.30)	$11.11	4.56%		$410,951,999	0.39%	1.37%	0.55%	16.21%
Year Ended December 31, 2013 (d)	$10.12	0.12	2.30	2.42	(0.17)	(0.50)	(0.67)	$11.87	24.28%		$429,925,332	0.39%	1.11%	0.55%	13.47%
Year Ended December 31, 2012 (d)	$9.17	0.08	1.25	1.33	(0.12)	(0.26)	(0.38)	$10.12	14.59%		$379,203,538	0.39%	0.81%	0.55%	8.85%
Year Ended December 31, 2011 (d)	$9.94	0.09	(0.54)	(0.45)	(0.23)	(0.09)	(0.32)	$9.17	(4.67%	)	$353,002,030	0.39%	0.91%	0.55%	13.96%

(a)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

17

Notes to Financial Statements (continued)

December 31, 2015

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

18

Notes to Financial Statements (continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$4,323,422	$(4,323,422)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

19

Notes to Financial Statements (continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$2,429	$—	$—	$2,429

Amounts designated as “—” are zero, or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2015, the Fund reimbursed NFA in the amount of $2,084.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

20

Notes to Financial Statements (continued)

December 31, 2015

During the year ended December 31, 2015, NFM earned $137,645 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,903.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $646,958, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $227,770.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

21

Notes to Financial Statements (continued)

December 31, 2015

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$54,157,589	$5,663,035	$3,284,460	$544,557	$1,533,924	$3,216,948	$52,744,597
NVIT Multi-Manager International Value Fund, Class Y	58,443,732	9,520,300	2,602,394	842,549	352,894	—	61,216,442
NVIT Multi-Manager Large Cap Growth Fund, Class Y	73,638,028	8,421,975	8,344,382	444,922	3,234,507	5,950,668	70,047,268
NVIT Multi-Manager Large Cap Value Fund, Class Y	87,350,772	14,477,393	5,715,023	1,199,429	1,603,608	9,313,971	83,130,055
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	23,278,229	4,456,085	2,959,076	—	945,158	3,084,658	21,884,986
NVIT Multi-Manager Mid Cap Value Fund, Class Y	32,562,289	4,725,112	2,048,551	463,721	350,847	3,418,820	30,537,383
NVIT Multi-Manager Small Cap Growth Fund, Class Y	9,484,589	1,395,719	1,242,087	—	527,873	1,116,229	8,672,193
NVIT Multi-Manager Small Cap Value Fund, Class Y	18,905,544	2,070,720	5,738,633	115,666	2,234,869	1,421,673	13,006,493
NVIT Multi-Manager Small Company Fund, Class Y	9,429,827	955,414	665,208	48,585	218,662	906,829	8,656,397
Nationwide Bond Fund, Institutional Class	—	12,384,163	3,187,641	196,468	(37,651)	—	8,927,730
NVIT Core Bond Fund, Class Y	34,272,968	6,066,546	3,385,374	1,149,823	6,768	170,287	35,365,506
NVIT Core Plus Bond Fund, Class Y	34,372,160	15,992,779	4,822,494	883,031	5,211	363,594	44,102,207
NVIT Short Term Bond Fund, Class Y	22,882,502	—	23,017,165	—	(61,368)	—	—
Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a

22

Notes to Financial Statements (continued)

December 31, 2015

commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $86,129,241 and sales of $67,012,488 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,834,057	$43,186,553	$57,020,610	$—	$57,020,610

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

23

Notes to Financial Statements (continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$11,363,115	$39,108,678	$50,471,793	$—	$50,471,793

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,335,684	$35,590,923	$39,926,607	$—	$11,940,301	$51,866,908

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$426,350,956	$29,207,881	$(17,267,580)	$11,940,301

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Moderately Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

25

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 24.64%.

The Fund designates $43,186,553, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $1,360,450 or $0.0296 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $163,711 or $0.0036 per outstanding share.

26

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

31

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

32

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

33

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

34

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

35

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2015

NVIT CardinalSM Moderately Conservative Fund

AR-CD-MCON 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Moderately Conservative Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Moderately Conservative Fund (Class II) registered -1.06% versus 0.58% for its blended benchmark, 30% Russell 3000® Index, 10% MSCI EAFE® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was -0.92% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

The Fund’s target allocation is 40% equity investments and 60% fixed-income investments. Nevertheless, during the reporting period, the Fund’s overall return was more influenced by general weakness across global equity markets than by the fixed-income markets during the period.

The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall returns for the period were the NVIT Multi-Manager Large Cap Value Fund (invested in large-capitalization value stocks within U.S. markets and registered -3.04% during the period) and the NVIT Multi-Manager International Value Fund (invested in large-cap value stocks within international developed markets and registered -5.01% during the period). The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector. The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets.

On the growth side of the ledger, the Fund’s underlying investment in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57%

during the reporting period) served as the principal source of contribution to the Fund’s overall return for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Two of the Fund’s five underlying fixed-income investments, the NVIT Core Bond Fund (a 15% allocation) and the NVIT Core Plus Bond Fund (an 18% allocation), registered -0.56% and -0.19%, respectively, and detracted from the Fund’s overall return during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary	NVIT CardinalSM Moderately Conservative Fund

NVIT Cardinal Moderately Conservative Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Short Term Bond Fund Class Y	22.0%
NVIT Core Plus Bond Fund Class Y	18.0%
NVIT Core Bond Fund Class Y	15.0%
NVIT Multi-Manager Large Cap Value Fund Class Y	13.0%
NVIT Multi-Manager Large Cap Growth Fund Class Y	9.0%
NVIT Multi-Manager International Value Fund Class Y	6.0%
NVIT Multi-Manager International Growth Fund Class Y	4.0%
NVIT Multi-Manager Mid Cap Value Fund Class Y	4.0%
Nationwide Bond Fund Institutional Class	3.0%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	2.0%
Nationwide Inflation-Protected Securities Fund Class I	2.0%
NVIT Multi-Manager Small Cap Value Fund Class Y	1.0%
NVIT Multi-Manager Small Company Fund Class Y	1.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT CardinalSM Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	60.3%
Equity Funds	39.7%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	22.1%
NVIT Core Plus Bond Fund, Class Y	18.1%
NVIT Core Bond Fund, Class Y	15.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	8.9%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
NVIT Multi-Manager International Growth Fund, Class Y	4.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	3.9%
Nationwide Bond Fund, Institutional Class	3.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	2.0%
Other Holdings	4.0%
100.0%

Objective

The Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -1.06%, underperforming its blended benchmark by 1.64% and the Lipper peer category median by 0.14%

•	Of the Fund’s eight underlying equity investments, only the NVIT Multi-Manager Large Cap Growth Fund (a 9% allocation) was a positive performer that contributed to the Fund’s overall returns

•	The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period.

•	Two of the Fund’s five underlying fixed-income investments detracted from the Fund’s overall returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Moderately Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.88)%	4.77%	4.43%
Class II	(1.06)%	4.68%	4.34%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.11%
Blended Index	0.58%	5.60%	4.87%
CPI	0.73%	1.53%	1.33%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.84%	0.84%
Class II	1.09%	0.93%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Moderately Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Moderately Conservative Fund since inception through 12/31/15 versus performance of the Barclays U.S. Aggregate Bond Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 30% Russell 3000® Index, 10% MSCI EAFE® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Barclays U.S. 1-3 Year Government/Credit Bond Index.

8

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Conservative Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	975.00	1.44	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	(b)	1,000.00	974.10	1.89	0.38
	Hypothetical	(b)(c)	1,000.00	1,023.29	1.94	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 39.7%
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,292,722	$33,783,333
NVIT Multi-Manager International Value Fund, Class Y (a)	5,330,315	50,318,170
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,976,467	75,602,312
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	10,911,693	108,898,701
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,535,822	16,648,311
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,314,482	33,409,982
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	623,887	8,235,314
NVIT Multi-Manager Small Company Fund, Class Y (a)	401,138	8,271,458

Total Equity Funds (cost $316,602,315)		335,167,581

Fixed Income Funds 60.3%
Nationwide Bond Fund, Institutional Class (a)	2,698,341	25,715,193
Nationwide Inflation-Protected Securities Fund, Institutional Class* (a)	1,840,558	17,117,187
NVIT Core Bond Fund, Class Y (a)	12,203,733	127,529,014
NVIT Core Plus Bond Fund, Class Y (a)	13,732,424	152,979,205
NVIT Short Term Bond Fund, Class Y (a)	18,311,813	186,597,379

Total Fixed Income Funds (cost $528,966,454)		509,937,978

Total Mutual Funds (cost $845,568,769)		845,105,559

Total Investments (cost $845,568,769) (b) — 100.0%		845,105,559
Liabilities in excess of other assets — 0.0%†		(282,596)

NET ASSETS — 100.0%		$844,822,963

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $845,568,769)	$845,105,559
Receivable for capital shares issued	116,022
Prepaid expenses	1,587

Total Assets	845,223,168

Liabilities:
Payable for investments purchased	115,490
Payable for capital shares redeemed	532
Accrued expenses and other payables:
Investment advisory fees	144,330
Fund administration fees	18,879
Distribution fees	64,308
Administrative servicing fees	36,147
Accounting and transfer agent fees	113
Custodian fees	4,986
Compliance program costs (Note 3)	935
Professional fees	9,330
Printing fees	5,063
Other	92

Total Liabilities	400,205

Net Assets	$844,822,963

Represented by:
Capital	$805,513,619
Accumulated undistributed net investment income	6,218,455
Accumulated net realized gains from affiliated investments	33,554,099
Net unrealized appreciation/(depreciation) from investments in affiliates	(463,210)

Net Assets	$844,822,963

Net Assets:
Class I Shares	$8,393,854
Class II Shares	836,429,109

Total	$844,822,963

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	790,593
Class II Shares	78,801,398

Total	79,591,991

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.62
Class II Shares	$10.61

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$15,323,753

Total Income	15,323,753

EXPENSES:
Investment advisory fees	1,768,775
Fund administration fees	229,739
Distribution fees Class II Shares	2,190,312
Administrative servicing fees Class I Shares	4,126
Administrative servicing fees Class II Shares	440,901
Professional fees	41,423
Printing fees	16,937
Trustee fees	24,690
Custodian fees	33,111
Accounting and transfer agent fees	705
Compliance program costs (Note 3)	3,775
Other	21,694

Total expenses before earnings credit and fees waived	4,776,188

Earnings credit (Note 5)	(6)
Distribution fees waived — Class II (Note 3)	(1,401,815)

Net Expenses	3,374,367

NET INVESTMENT INCOME	11,949,386

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	30,998,135
Net realized gains from investment transactions with affiliates	8,777,873

Net realized gains from affiliated investments	39,776,008

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(59,902,287)

Net realized/unrealized losses from affiliated investments	(20,126,279)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,176,893)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$11,949,386	$12,919,097
Net realized gains from affiliated investments	39,776,008	43,911,247
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(59,902,287)	(22,358,764)

Change in net assets resulting from operations	(8,176,893)	34,471,580

Distributions to Shareholders From:
Net investment income:
Class I	(219,118)	(181,957)
Class II	(21,478,732)	(20,614,215)
Net realized gains:
Class I	(326,511)	(187,089)
Class II	(33,811,176)	(22,450,767)

Change in net assets from shareholder distributions	(55,835,537)	(43,434,028)

Change in net assets from capital transactions	16,492,145	52,351,911

Change in net assets	(47,520,285)	43,389,463

Net Assets:
Beginning of year	892,343,248	848,953,785

End of year	$844,822,963	$892,343,248

Accumulated undistributed net investment income at end of year	$6,218,455	$9,775,120

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,443,672	$2,433,415
Dividends reinvested	545,629	369,046
Cost of shares redeemed	(1,585,976)	(1,401,925)

Total Class I Shares	1,403,325	1,400,536

Class II Shares
Proceeds from shares issued	22,952,925	62,033,764
Dividends reinvested	55,289,908	43,064,982
Cost of shares redeemed	(63,154,013)	(54,147,371)

Total Class II Shares	15,088,820	50,951,375

Change in net assets from capital transactions	$16,492,145	$52,351,911

SHARE TRANSACTIONS:
Class I Shares
Issued	210,628	207,815
Reinvested	50,797	31,911
Redeemed	(138,065)	(119,518)

Total Class I Shares	123,360	120,208

Class II Shares
Issued	2,017,950	5,287,661
Reinvested	5,149,052	3,726,284
Redeemed	(5,584,720)	(4,621,617)

Total Class II Shares	1,582,282	4,392,328

Total change in shares	1,705,642	4,512,536

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT  CardinalSM Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2015 (d)	$11.46	0.17	(0.27)	(0.10)	(0.29)	(0.45)	(0.74)	$10.62	(0.88%	)	$8,393,854	0.29%	1.53%	0.29%	12.86%
Year Ended December 31, 2014 (d)	$11.57	0.19	0.30	0.49	(0.29)	(0.31)	(0.60)	$11.46	4.17%		$7,647,140	0.29%	1.64%	0.29%	8.83%
Year Ended December 31, 2013 (d)	$10.80	0.18	1.04	1.22	(0.21)	(0.24)	(0.45)	$11.57	11.33%		$6,331,385	0.30%	1.56%	0.30%	10.12%
Year Ended December 31, 2012 (d)	$10.15	0.18	0.84	1.02	(0.18)	(0.19)	(0.37)	$10.80	10.13%		$4,955,966	0.30%	1.69%	0.30%	11.52%
Year Ended December 31, 2011 (d)	$10.51	0.17	(0.19)	(0.02)	(0.28)	(0.06)	(0.34)	$10.15	(0.28%	)	$3,220,916	0.30%	1.64%	0.30%	12.05%

Class II Shares
Year Ended December 31, 2015 (d)	$11.46	0.15	(0.27)	(0.12)	(0.28)	(0.45)	(0.73)	$10.61	(1.06%	)	$836,429,109	0.38%	1.35%	0.54%	12.86%
Year Ended December 31, 2014 (d)	$11.57	0.17	0.31	0.48	(0.28)	(0.31)	(0.59)	$11.46	4.08%		$884,696,108	0.38%	1.47%	0.54%	8.83%
Year Ended December 31, 2013 (d)	$10.80	0.16	1.05	1.21	(0.20)	(0.24)	(0.44)	$11.57	11.24%		$842,622,400	0.39%	1.40%	0.55%	10.12%
Year Ended December 31, 2012 (d)	$10.15	0.16	0.85	1.01	(0.17)	(0.19)	(0.36)	$10.80	10.04%		$735,742,221	0.39%	1.49%	0.55%	11.52%
Year Ended December 31, 2011 (d)	$10.51	0.16	(0.19)	(0.03)	(0.27)	(0.06)	(0.33)	$10.15	(0.27%	)	$567,581,529	0.39%	1.53%	0.55%	12.05%

(a)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event

16

Notes to Financial Statements (Continued)

December 31, 2015

has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

17

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains affiliated investments
$—	$6,191,799	$(6,191,799)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $229,739 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

19

Notes to Financial Statements (Continued)

December 31, 2015

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $3,775.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $1,401,815, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $445,027.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$34,934,021	$2,793,681	$1,545,162	$348,218	$446,321	$2,057,815	$33,783,333
NVIT Multi-Manager International Value Fund, Class Y	52,583,797	4,457,520	3,720,810	694,653	613,993	—	50,318,170
NVIT Multi-Manager Large Cap Growth Fund, Class Y	80,091,265	7,842,567	8,397,992	478,444	3,277,609	6,518,006	75,602,312
NVIT Multi-Manager Large Cap Value Fund, Class Y	115,818,397	19,021,926	8,863,308	1,575,656	1,892,345	12,485,460	108,898,701
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	18,060,689	3,036,064	2,224,995	—	537,862	2,406,549	16,648,311
NVIT Multi-Manager Mid Cap Value Fund, Class Y	36,183,224	4,338,449	1,904,711	509,884	276,152	3,828,565	33,409,982
NVIT Multi-Manager Small Cap Value Fund, Class Y	9,301,142	985,019	551,568	74,218	204,303	910,801	8,235,314

20

Notes to Financial Statements (Continued)

December 31, 2015

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager Small Company Fund, Class Y	$9,178,690	$928,371	$817,849	$46,526	$256,542	$881,845	$8,271,458
Nationwide Bond Fund, Institutional Class	—	27,692,540	1,172,720	491,204	(24,059)	1	25,715,193
Nationwide Inflation-Protected Securities Fund, Institutional Class	26,545,855	189,559	9,509,449	—	221,939	—	17,117,187
NVIT Core Bond Fund, Class Y	134,424,675	6,668,208	8,136,395	4,140,760	387,451	623,287	127,529,014
NVIT Core Plus Bond Fund, Class Y	134,393,953	33,687,042	10,099,503	3,062,651	364,610	1,285,806	152,979,205
NVIT Short Term Bond Fund, Class Y	241,125,372	5,598,230	56,705,822	3,901,539	322,805	—	186,597,379

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $117,239,176 and sales of $113,650,284 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

21

Notes to Financial Statements (Continued)

December 31, 2015

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$21,701,657	$34,133,880	$55,835,537	$—	$55,835,537

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$20,796,172	$22,637,856	$43,434,028	$—	$43,434,028

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$6,422,156	$33,395,810	$39,817,966	$—	$(508,622)	$39,309,344

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$845,614,181	$29,595,576	$(30,104,198)	$(508,622)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Moderately Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

24

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 18.29%.

The Fund designates $34,133,880, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $1,021,711 or $0.0128 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $115,012 or $0.0014 per outstanding share.

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

NVIT CardinalSM Managed Growth & Income Fund

AR-CD-MGI 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Managed Growth & Income Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Managed Growth & Income Fund (Class II) registered -4.29% versus 0.14% for its blended benchmark*, 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was -0.92% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

*The Fund changed its blended benchmark on April 30, 2015, to include a short-term bond component for better alignment with the Fund’s underlying funds. The Fund’s former blended benchmark, 35% Russell 3000® Index, 15% MSCI EAFE® Index and 50% Barclays U.S. Aggregate Bond Index, returned 0.50% for the annual period ended December 31, 2015.

The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a core sleeve consisting of the NVIT Cardinal Balanced Fund underlying investments (which have a target allocation of 50% equity and 50% fixed income) and the remaining 5% in a volatility overlay sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500® Index, S&P MidCap 400® Index, Russell 2000® Index and MSCI EAFE Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.

The Fund’s relatively poor return during the reporting period was influenced by two principal factors: (1) general weakness across global equity markets and (2) increased equity volatility experienced in 2015.

From a global equity market perspective, the Fund’s value equity investments generally detracted more than growth equity investments for the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall returns were the NVIT Multi-Manager Large Cap Value Fund investing in U.S. large-capitalization value stocks, and the NVIT Multi-Manager International Value Fund investing in international developed large-cap value stocks, which registered -3.04% and -5.01%, respectively, for the reporting period. The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector. The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. On the growth side of the ledger, the Fund’s underlying investments in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57% during the reporting period) was the principal source of contribution to the Fund’s overall return for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Two of the Fund’s four underlying fixed-income investments, the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, registered -0.56% and -0.19%, respectively, and detracted from the Fund’s overall return during the reporting period. Geopolitical events, slower economic growth in China and a less-accommodating Federal Reserve monetary policy contributed to a challenging year for the fixed-income markets.

The Fund uses derivatives to manage its overall exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500 Index, S&P Midcap 400 Index, Russell 2000 Index and MSCI EAFE Index as dictated by an algorithm that determines – based on numerous variables — whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.

4

Fund Commentary (con’t.)	NVIT CardinalSM Managed Growth & Income Fund

From an equity volatility perspective, 2015 was an unusual year. Most notably, the variations in price of the S&P 500 Index set two records: (1) on 39 occasions (a calendar-year record), the Index price moved above or below the 50-day moving average (a technical indicator that tracks momentum in the market) and (2) on 24 occasions (another calendar-year record), the Index price crossed the flat line (the 0% returns mark, meaning neither positive nor negative). These two unusual trends in 2015 provide strong evidence that the S&P 500 Index moved up and down throughout the year with very little sustained direction.

The frequency and magnitude of market price movements, especially given their relatively short duration, tended to undermine the workings of the Fund’s volatility management process. Throughout much of this turbulent period, the Fund’s equity exposure, as dictated by its managed volatility algorithm and as implemented through the purchase and sale of derivatives was consistently below its 50% target. As a result, the resulting performance for the Fund trailed that of its traditional counterpart (the NVIT Cardinal Balanced Fund, Class II) by 3.23% over the reporting period.

It is important to keep in mind that the Fund’s volatility management process generally is most effective when equity markets, including the S&P 500 Index, establish sufficient momentum – up or down. While the managed volatility overlay is intended to enable the Fund to perform better than most competitors in both up and down markets, it is primarily a capital preservation strategy and, thus, the Fund tends to be most sensitive to reducing equity exposure in the face of significant declines in the markets.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer

Subadviser:

Nationwide Asset Management, LLC (Volatility Overlay Sleeve)

Portfolio Managers:

Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.

The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT CardinalSM Managed Growth & Income Fund

Asset Allocation†

Fixed Income Funds	49.6%
Equity Funds	47.8%
Other assets in excess of liabilities	2.6%
100.0%

Top Holdings††

NVIT Short Term Bond Fund, Class Y	17.2%
NVIT Core Plus Bond Fund, Class Y	16.7%
NVIT Core Bond Fund, Class Y	14.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.4%
NVIT Multi-Manager International Value Fund, Class Y	7.4%
NVIT Multi-Manager International Growth Fund, Class Y	6.7%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
Nationwide Bond Fund, Institutional Class	3.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.9%
Other Holdings	2.9%
100.0%

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -4.29%, underperforming its blended benchmark by 4.43% and the Lipper peer category median by 3.37%

•	Of the Fund’s underlying equity investments, only the NVIT Multi-Manager Large Cap Growth Fund, posting a return of 3.57%, was a principal source of contribution to the Fund’s overall returns

•	Two of the Fund’s four underlying fixed-income investments detracted from the Fund’s overall returns

•	The volatility overlay sleeve of the Fund detracted from the Fund’s overall returns due primarily to underexposure to equities on those days when major equity markets posted positive returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Managed Growth & Income Fund

Average Annual Total Return1

(For the periods ended December 31, 2015)

	1 Yr.	Inception
Class I	(4.03)%	(1.39)%	[2]
Class II	(4.29)%	2.33%	[3]
Russell 3000® Index	0.48%	11.64%
Blended Index	0.14%	4.55%
Former Blended Index	0.50%	5.08%
CPI	0.73%	0.64%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

[3]	Since inception date of April 30, 2013.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	1.00%	0.81%
Class II	1.25%	1.01%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Managed Growth & Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Managed Growth & Income Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Current Blended Index*, the Former Blended Index** and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Blended Index comprises 35% Russell 3000® Index, 15% MSCI EAFE® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Barclays U.S. 1-3 Year Government/Credit Bond Index.

**	The Former Blended Index comprises 35% Russell 3000® Index, 15% MSCI EAFE® Index and 50% Barclays U.S. Aggregate Bond Index.

8

Shareholder Expense Example	NVIT CardinalSM Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth and Income Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	947.00	1.23	0.25
	Hypothetical	(b)(c)	1,000.00	1,023.95	1.28	0.25
Class II Shares	Actual	(b)	1,000.00	945.20	2.21	0.45
	Hypothetical	(b)(c)	1,000.00	1,022.94	2.29	0.45

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Managed Growth & Income Fund

Mutual Funds 97.4%

	Shares	Market Value

Equity Funds 47.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,994,593	$30,724,527
NVIT Multi-Manager International Value Fund, Class Y (a)	3,547,210	33,485,663
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	4,113,404	52,034,562
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	5,826,428	58,147,751
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	1,214,573	13,165,966
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,226,214	22,440,233
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	671,538	8,864,305
NVIT Multi-Manager Small Company Fund, Class Y (a)	216,858	4,471,613

Total Equity Funds (cost $254,535,897)		223,334,620

Fixed Income Funds 49.6%
Nationwide Bond Fund, Institutional Class (a)	1,415,371	13,488,487
NVIT Core Bond Fund, Class Y (a)	6,134,896	64,109,667
NVIT Core Plus Bond Fund, Class Y (a)	6,823,940	76,018,690
NVIT Short Term Bond Fund, Class Y (a)	7,673,894	78,196,976

Total Fixed Income Funds (cost $240,503,193)		231,813,820

Total Mutual Funds (cost $495,039,090)		455,148,440

Total Investments (cost $495,039,090) (b) — 97.4%		455,148,440
Other assets in excess of liabilities — 2.6%		12,121,434

NET ASSETS — 100.0%		$467,269,874

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(108)	Mini MSCI EAFE	03/18/16	$9,170,280	$(98,953)
(24)	Russell 2000 Mini Future	03/18/16	2,715,600	(22,652)
(161)	S&P 500 E-Mini	03/18/16	16,384,970	(98,439)
(41)	S&P MID 400 E-Mini	03/18/16	5,713,350	(32,048)

			$33,984,200	$(252,092)

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Managed Growth and Income Fund
Assets:
Investments in affiliates, at value (cost $495,039,090)	$455,148,440
Cash	10,219,835
Deposits with broker for futures contracts	1,651,430
Receivable for capital shares issued	246,278
Receivable for variation margin on futures contracts	423,625
Prepaid expenses	740

Total Assets	467,690,348

Liabilities:
Payable for investments purchased	233,903
Payable for capital shares redeemed	65
Accrued expenses and other payables:
Investment advisory fees	18,516
Fund administration fees	11,872
Distribution fees	78,837
Administrative servicing fees	59,156
Accounting and transfer agent fees	60
Custodian fees	2,429
Compliance program costs (Note 3)	494
Professional fees	11,119
Printing fees	3,953
Other	70

Total Liabilities	420,474

Net Assets	$467,269,874

Represented by:
Capital	$503,069,742
Accumulated undistributed net investment income	3,362,582
Accumulated net realized gains from affiliated investments and futures transactions	980,292
Net unrealized appreciation/(depreciation) from investments in affiliates	(39,890,650)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(252,092)

Net Assets	$467,269,874

Net Assets:
Class I Shares	$700,662
Class II Shares	466,569,212

Total	$467,269,874

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	71,219
Class II Shares	47,453,941

Total	47,525,160

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.84
Class II Shares	$9.83

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Managed Growth and Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$7,694,925
Interest income from non-affiliates	15,634

Total Income	7,710,559

EXPENSES:
Investment advisory fees	963,265
Fund administration fees	133,996
Distribution fees Class II Shares	1,093,991
Administrative servicing fees Class I Shares	371
Administrative servicing fees Class II Shares	662,930
Professional fees	28,650
Printing fees	16,918
Trustee fees	12,256
Custodian fees	16,244
Accounting and transfer agent fees	403
Compliance program costs (Note 3)	1,932
Other	22,418

Total expenses before earnings credit, fees waived, and expenses reimbursed	2,953,374

Earnings credit (Note 5)	(9)
Distribution fees waived — Class II (Note 3)	(218,804)
Expenses reimbursed by adviser (Note 3)	(757,976)

Net Expenses	1,976,585

NET INVESTMENT INCOME	5,733,974

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	18,500,226
Net realized gains from investment transactions with affiliates	979,142
Net realized losses from futures transactions (Note 2)	(14,090,901)

Net realized gains from affiliated investments and futures transactions	5,388,467

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(32,277,278)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(59,556)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(32,336,834)

Net realized/unrealized losses from affiliated investments and futures transactions	(26,948,367)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,214,393)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth and Income Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$5,733,974	$4,722,984
Net realized gains from affiliated investments and futures transactions	5,388,467	9,276,123
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(32,336,834)	(10,502,888)

Change in net assets resulting from operations	(21,214,393)	3,496,219

Distributions to Shareholders From:
Net investment income:
Class I	(9,697)	(2,329	)(a)
Class II	(5,709,208)	(8,814,309)
Net realized gains:
Class I	–	(1,445	)(a)
Class II	–	(6,233,354)

Change in net assets from shareholder distributions	(5,718,905)	(15,051,437)

Change in net assets from capital transactions	116,290,021	283,429,448

Change in net assets	89,356,723	271,874,230

Net Assets:
Beginning of year	377,913,151	106,038,921

End of year	$467,269,874	$377,913,151

Accumulated undistributed net investment income at end of year	$3,362,582	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$696,628	$112,443	(a)
Dividends reinvested	9,697	3,774	(a)
Cost of shares redeemed	(87,174)	(2,620	)(a)

Total Class I Shares	619,151	113,597	(a)

Class II Shares
Proceeds from shares issued	121,078,147	277,322,269
Dividends reinvested	5,709,208	15,047,663
Cost of shares redeemed	(11,116,485)	(9,054,081)

Total Class II Shares	115,670,870	283,315,851

Change in net assets from capital transactions	$116,290,021	$283,429,448

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

13

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Managed Growth and Income Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	67,967	10,492	(a)
Reinvested	990	361	(a)
Redeemed	(8,347)	(244	)(a)

Total Class I Shares	60,610	10,609	(a)

Class II Shares
Issued	11,615,770	25,756,348
Reinvested	583,764	1,439,622
Redeemed	(1,088,692)	(852,871)

Total Class II Shares	11,110,842	26,343,099

Total change in shares	11,171,452	26,353,708

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth and Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class I Shares
Year Ended December 31, 2015 (f)	$10.40	0.39	(0.81)	(0.42)	(0.14)	–	(0.14)	$9.84	(4.03%	)	$700,662	0.25%	3.77%		0.42%	10.54%
Period Ended December 31, 2014 (f)(g)	$10.66	0.40	(0.20)	0.20	(0.27)	(0.19)	(0.46)	$10.40	1.79%		$110,317	0.25%	3.74%	(h)	0.43%	4.07%

Class II Shares
Year Ended December 31, 2015 (f)	$10.40	0.14	(0.59)	(0.45)	(0.12)	–	(0.12)	$9.83	(4.29%	)	$466,569,212	0.45%	1.31%		0.67%	10.54%
Year Ended December 31, 2014 (f)	$10.60	0.21	0.04	0.25	(0.26)	(0.19)	(0.45)	$10.40	2.26%		$377,802,834	0.45%	1.95%		0.69%	4.07%
Period Ended December 31, 2013 (f)(i)	$10.00	0.28	0.58	0.86	(0.17)	(0.09)	(0.26)	$10.60	8.66%		$106,038,921	0.42%	4.03%		0.76%	–

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(h)	Ratio has not been annualized.
(i)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Managed Growth & Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

17

Notes to Financial Statements (Continued)

December 31, 2015

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means

18

Notes to Financial Statements (Continued)

December 31, 2015

a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(252,092)
Total		$(252,092)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(14,090,901)
Total	$(14,090,901)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(59,556)
Total	$(59,556)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

19

Notes to Financial Statements (Continued)

December 31, 2015

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investment and futures transactions
$(11)	$3,347,513	$(3,347,502)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

20

Notes to Financial Statements (Continued)

December 31, 2015

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.22%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $40,856.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.10% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

21

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2013 Amount(a)	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$83,673	$460,909	$757,976	$1,302,558

(a)	For the period from May 1, 2013 through December 31, 2013.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $133,996 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,932.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $218,804, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

22

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s total administrative services fees were $663,301.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$20,634,221	$13,519,789	$702,128	$305,688	$16,083	$1,762,240	$30,724,527
NVIT Multi-Manager International Value Fund, Class Y	22,574,203	14,668,027	804,209	454,825	(24,045)	—	33,485,663
NVIT Multi-Manager Large Cap Growth Fund, Class Y	42,214,260	16,904,851	4,202,556	325,873	495,816	4,103,658	52,034,562
NVIT Multi-Manager Large Cap Value Fund, Class Y	52,029,979	21,902,326	7,056,795	826,518	400,187	6,177,016	58,147,751
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	11,481,624	5,268,723	1,657,322	—	90,030	1,866,363	13,165,966
NVIT Multi-Manager Mid Cap Value Fund, Class Y	19,548,425	8,380,991	2,174,515	336,222	(103,175)	2,374,169	22,440,233
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3,867,360	155,232	4,361,568	—	183,590	—	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	7,618,236	3,304,070	541,184	78,932	41,741	904,643	8,864,305
NVIT Multi-Manager Small Company Fund, Class Y	3,709,589	1,600,919	284,966	24,709	3,316	442,090	4,471,613
Nationwide Bond Fund, Institutional Class	—	14,031,673	268,936	197,674	(3,021)	—	13,488,487
NVIT Core Bond Fund, Class Y	50,264,086	18,211,569	1,529,699	2,047,277	(21,825)	286,601	64,109,667
NVIT Core Plus Bond Fund, Class Y	50,525,735	29,602,043	1,698,063	1,488,955	(15,789)	583,446	76,018,690
NVIT Short Term Bond Fund, Class Y	77,923,074	20,685,561	18,898,048	1,608,252	(83,766)	—	78,196,976

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might

23

Notes to Financial Statements (Continued)

December 31, 2015

require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $168,235,774 and sales of $44,179,989 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.   New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,718,905	$—	$5,718,905	$—	$5,718,905

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

24

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,094,411	$5,957,026	$15,051,437	$—	$15,051,437

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$3,362,582	$1,111,408	$4,473,990	$—	$(40,273,858)	$(35,799,868)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$495,422,298	$526,243	$(40,800,101)	$(40,273,858)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Managed Growth & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Managed Growth & Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 22.34%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $746,029 or $0.0157 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $90,698 or $0.0019 per outstanding share.

27

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

32

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

33

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

35

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

36

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2015

NVIT CardinalSM Managed Growth Fund

AR-CD-MGR 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Managed Growth Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Managed Growth Fund (Class II) registered -4.88% versus 0.50% for its blended benchmark*, 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was -0.92% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

*The Fund changed its blended benchmark on April 30, 2015, to include a short-term bond component for better alignment with the Fund’s underlying funds. The Fund’s former blended benchmark, 45% Russell 3000® Index, 15% MSCI EAFE® Index and 40% Barclays U.S. Aggregate Bond Index, returned 0.49% for the annual period ended December 31, 2015.

Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a core sleeve consisting of the NVIT Cardinal Moderate Fund underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a volatility overlay sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500® Index, S&P MidCap 400® Index, Russell 2000® Index and MSCI EAFE Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.

The Fund’s relatively poor return during the reporting period was influenced by two principal factors: (1) general weakness across global equity markets and (2) increased equity volatility experienced in 2015.

From a global equity market perspective, the Fund’s value equity investments generally detracted more than growth equity investments for the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall returns were the NVIT Multi-Manager Large Cap Value Fund investing in U.S. large-capitalization value stocks and the NVIT Multi-Manager International Value Fund investing in international developed large-cap value stocks, which registered -3.04% and -5.01%, respectively, for the reporting period. The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector. The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets. On the growth side of the ledger, the Fund’s underlying investment in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57% during the reporting period) served as the principal source of contribution to the Fund’s overall return for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Two of the Fund’s four underlying fixed-income investments, the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, registered -0.56% and -0.19%, respectively, and detracted from the Fund’s overall return during the reporting period. Geopolitical events, slower economic growth in China and a less-accommodating Federal Reserve monetary policy contributed to a challenging year for the fixed-income markets.

The Fund uses derivatives to manage its overall exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500 Index, S&P Midcap 400 Index, Russell 2000 Index and MSCI EAFE Index as dictated by an algorithm that determines — based on numerous variables — whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.

4

Fund Commentary (con’t.)	NVIT CardinalSM Managed Growth Fund

From an equity volatility perspective, 2015 was an unusual year. Most notably, the variations in price of the S&P 500 Index set two records: (1) on 39 occasions (a calendar-year record), the Index price moved above or below the 50-day moving average (a technical indicator that tracks momentum in the market) and (2) on 24 occasions (another calendar-year record), the Index price crossed the flat line (the 0% returns mark, meaning neither positive nor negative). These two unusual trends in 2015 provide strong evidence that the S&P 500 Index moved up and down throughout the year with very little sustained direction.

The frequency and magnitude of market price movements, especially given their relatively short duration, tended to undermine the workings of the Fund’s volatility management process. Throughout much of this turbulent period, the Fund’s equity exposure, as dictated by its managed volatility algorithm and as implemented through the purchase and sale of derivatives was consistently below its 60% target. As a result, the resulting performance for the Fund trailed that of its traditional counterpart (the NVIT Cardinal Balanced Fund, Class II) by 3.81% over the reporting period.

It is important to keep in mind that the Fund’s volatility management process generally is most effective when equity markets, including the S&P 500 Index, establish sufficient momentum — up or down. While the managed volatility overlay is intended to enable the Fund to perform better than most competitors in both up and down markets, it is primarily a capital preservation strategy and, thus, the Fund tends to be most sensitive to reducing equity exposure in the face of significant declines in the markets.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer

Subadviser:

Nationwide Asset Management, LLC (Volatility Overlay Sleeve)

Portfolio Managers:

Chad W. Finefrock, CFA and Frederick N. Gwin, CFA

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.

The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT CardinalSM Managed Growth Fund

Asset Allocation†

Equity Funds	57.8%
Fixed Income Funds	39.9%
Other assets in excess of liabilities	2.3%
100.0%

Top Holdings††

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.8%
NVIT Core Plus Bond Fund, Class Y	14.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	14.6%
NVIT Core Bond Fund, Class Y	12.1%
NVIT Short Term Bond Fund, Class Y	10.9%
NVIT Multi-Manager International Value Fund, Class Y	8.3%
NVIT Multi-Manager International Growth Fund, Class Y	7.7%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.9%
Nationwide Bond Fund, Institutional Class	3.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.9%
Other Holdings	4.0%
100.0%

Objective

Consistent with preservation of capital, the Fund seeks growth primarily and investment income secondarily.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -4.88%, underperforming its blended benchmark by 5.38% and the Lipper peer category median by 3.96%

•	Of the Fund’s underlying equity investments, only the NVIT Multi-Manager Large Cap Growth Fund, posting a return of 3.57%, served as the principal source of contribution to the Fund’s overall return

•

The two underlying investments that detracted most from the Fund’s overall returns were the NVIT Multi-Manager Large Cap Value Fund investing in U.S. large-capitalization value stocks and the NVIT Multi-Manager International Value Fund investing in international developed large-cap value stocks, which registered -3.04% and -5.01%, respectively, for the reporting period.

•	Two of the Fund’s four underlying fixed-income investments detracted from the Fund’s overall returns

•	The volatility overlay sleeve of the Fund detracted from the Fund’s overall returns due primarily to underexposure to equities on those days when major equity markets posted positive returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Managed Growth Fund

Average Annual Total Return1

(For the periods ended December 31, 2015)

	1 Yr.	Inception
Class I	(4.62)%	(2.20)%	[2]
Class II	(4.88)%	2.08%	[3]
Russell 3000® Index	0.48%	11.64%
Blended Index	0.50%	6.00%
Former Blended Index	0.49%	6.11%
CPI	0.73%	0.64%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

[3]	Since inception date of April 30, 2013.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	1.01%	0.81%
Class II	1.26%	1.01%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Managed Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Managed Growth Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Current Blended Index*, the Former Blended Index** and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Blended Index comprises 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index.

**	The Former Blended Index comprises 45% Russell 3000® Index, 15% MSCI EAFE® Index and 40% Barclays U.S. Aggregate Bond Index.

8

Shareholder Expense Example	NVIT CardinalSM Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	942.00	1.08	0.22
	Hypothetical	(b)(c)	1,000.00	1,024.10	1.12	0.22
Class II Shares	Actual	(b)	1,000.00	941.30	2.06	0.42
	Hypothetical	(b)(c)	1,000.00	1,023.09	2.14	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Managed Growth Fund

Mutual Funds 97.7%

	Shares	Market Value

Equity Funds 57.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	6,932,951	$71,132,075
NVIT Multi-Manager International Value Fund, Class Y (a)	8,098,402	76,448,915
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	10,580,494	133,843,252
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	14,505,647	144,766,357
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	2,473,957	26,817,689
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	5,405,748	54,489,943
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	483,436	9,020,921
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,358,696	17,934,788
NVIT Multi-Manager Small Company Fund, Class Y (a)	438,915	9,050,435

Total Equity Funds (cost $615,037,638)		543,504,375

Mutual Funds (continued)

	Shares	Market Value

Fixed Income Funds 39.9%
Nationwide Bond Fund, Institutional Class (a)	2,866,841	$27,320,997
NVIT Core Bond Fund, Class Y (a)	10,632,457	111,109,179
NVIT Core Plus Bond Fund, Class Y (a)	12,198,436	135,890,581
NVIT Short Term Bond Fund, Class Y (a)	9,854,681	100,419,204

Total Fixed Income Funds (cost $388,708,182)		374,739,961

Total Mutual Funds (cost $1,003,745,820)		918,244,336

Total Investments (cost $1,003,745,820) (b) — 97.7%		918,244,336

Other assets in excess of liabilities — 2.3%		21,466,723

NET ASSETS — 100.0%		$939,711,059

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(632)	Mini MSCI EAFE	03/18/16	$53,663,120	$(395,396)
(158)	Russell 2000 Mini Future	03/18/16	17,877,700	(34,012)
(921)	S&P 500 E-Mini	03/18/16	93,730,170	(364,204)
(243)	S&P MID 400 E-Mini	03/18/16	33,862,050	(34,196)

			$199,133,040	$(827,808)

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $1,003,745,820)	$918,244,336
Cash	9,854,130
Deposits with broker for futures contracts	9,683,850
Receivable for capital shares issued	1,120,310
Receivable for variation margin on futures contracts	2,212,133
Prepaid expenses	1,476

Total Assets	941,116,235

Liabilities:
Payable for investments purchased	1,064,192
Payable for capital shares redeemed	108
Accrued expenses and other payables:
Investment advisory fees	19,991
Fund administration fees	20,433
Distribution fees	158,476
Administrative servicing fees	118,934
Accounting and transfer agent fees	106
Custodian fees	4,818
Compliance program costs (Note 3)	1,002
Professional fees	11,730
Printing fees	5,274
Other	112

Total Liabilities	1,405,176

Net Assets	$939,711,059

Represented by:
Capital	$1,020,401,580
Accumulated undistributed net investment income	7,608,237
Accumulated net realized losses from affiliated investments and futures transactions	(1,969,466)
Net unrealized appreciation/(depreciation) from investments in affiliates	(85,501,484)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(827,808)

Net Assets	$939,711,059

Net Assets:
Class I Shares	$1,797,132
Class II Shares	937,913,927

Total	$939,711,059

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	183,790
Class II Shares	96,012,115

Total	96,195,905

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.78
Class II Shares	$9.77

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Managed Growth Fund
INVESTMENT INCOME:
Dividend income from affiliates	$14,331,638
Interest income from non-affiliates	15,108

Total Income	14,346,746

EXPENSES:
Investment advisory fees	1,927,956
Fund administration fees	228,031
Distribution fees Class II Shares	2,188,465
Administrative servicing fees Class I Shares	1,438
Administrative servicing fees Class II Shares	1,333,425
Professional fees	43,398
Printing fees	18,828
Trustee fees	24,586
Custodian fees	32,550
Accounting and transfer agent fees	698
Compliance program costs (Note 3)	3,879
Other	40,765

Total expenses before earnings credit, fees waived, and expenses reimbursed	5,844,019

Earnings credit (Note 5)	(24)
Distribution fees waived—Class II (Note 3)	(437,706)
Expenses reimbursed by adviser (Note 3)	(1,706,873)

Net Expenses	3,699,416

NET INVESTMENT INCOME	10,647,330

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	44,757,003
Net realized gains from investment transactions with affiliates	793,398
Net realized losses from futures transactions (Note 2)	(34,316,420)

Net realized gains from affiliated investments and futures transactions	11,233,981

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(69,814,653)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(289,337)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(70,103,990)

Net realized/unrealized losses from affiliated investments and futures transactions	(58,870,009)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,222,679)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$10,647,330	$9,270,591
Net realized gains from affiliated investments and futures transactions	11,233,981	15,784,434
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	(70,103,990)	(23,611,895)

Change in net assets resulting from operations	(48,222,679)	1,443,130

Distributions to Shareholders From:
Net investment income:
Class I	(23,488)	(17,173	)(a)
Class II	(10,600,366)	(18,823,267)
Net realized gains:
Class I	–	(9,189	)(a)
Class II	–	(11,799,809)

Change in net assets from shareholder distributions	(10,623,854)	(30,649,438)

Change in net assets from capital transactions	240,526,700	559,222,981

Change in net assets	181,680,167	530,016,673

Net Assets:
Beginning of year	758,030,892	228,014,219

End of year	$939,711,059	$758,030,892

Accumulated undistributed net investment income at end of year	$7,608,237	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,260,199	$662,228	(a)
Dividends reinvested	23,488	26,362	(a)
Cost of shares redeemed	(54,789)	(5,480	)(a)

Total Class I Shares	1,228,898	683,110	(a)

Class II Shares
Proceeds from shares issued	238,627,926	534,616,305
Dividends reinvested	10,600,366	30,623,076
Cost of shares redeemed	(9,930,490)	(6,699,510)

Total Class II Shares	239,297,802	558,539,871

Change in net assets from capital transactions	$240,526,700	$559,222,981

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

13

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Managed Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	123,799	60,804	(a)
Reinvested	2,411	2,522	(a)
Redeemed	(5,240)	(506	)(a)

Total Class I Shares	120,970	62,820	(a)

Class II Shares
Issued	23,018,879	49,340,178
Reinvested	1,089,452	2,923,149
Redeemed	(983,841)	(635,483)

Total Class II Shares	23,124,490	51,627,844

Total change in shares	23,245,460	51,690,664

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class I Shares
Year Ended December 31, 2015 (f)	$10.39	0.25	(0.73)	(0.48)	(0.13)	–	(0.13)	$9.78	(4.62%)	$1,797,132	0.22%	2.40%		0.41%	9.41%
Period Ended December 31, 2014 (f)(g)	$10.74	0.42	(0.31)	0.11	(0.28)	(0.18)	(0.46)	$10.39	1.02%	$652,993	0.22%	3.93%	(h)	0.42%	2.22%

Class II Shares
Year Ended December 31, 2015 (f)	$10.39	0.13	(0.64)	(0.51)	(0.11)	–	(0.11)	$9.77	(4.88%)	$937,913,927	0.42%	1.21%		0.67%	9.41%
Year Ended December 31, 2014 (f)	$10.73	0.20	(0.09)	0.11	(0.27)	(0.18)	(0.45)	$10.39	1.01%	$757,377,899	0.42%	1.86%		0.67%	2.22%
Period Ended December 31, 2013 (f)(i)	$10.00	0.28	0.71	0.99	(0.17)	(0.09)	(0.26)	$10.73	9.94%	$228,014,219	0.39%	4.02%		0.69%	–

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(h)	Ratio has not been annualized.
(i)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Managed Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

17

Notes to Financial Statements (Continued)

December 31, 2015

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means

18

Notes to Financial Statements (Continued)

December 31, 2015

a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(827,808)
Total		$(827,808)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(34,316,420)
Total	$(34,316,420)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(289,337)
Total	$(289,337)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.

19

Notes to Financial Statements (Continued)

December 31, 2015

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated investments and futures transactions
$—	$7,584,761	$(7,584,761)

Amount designated as “—“ is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

20

Notes to Financial Statements (Continued)

December 31, 2015

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.22%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $81,778.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.07% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

21

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2013 Amount(a)	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$144,009	$1,003,613	$1,706,873	$2,854,495

(a)	For the period from May 1, 2013 through December 31, 2013.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $228,031 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $3,879.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $437,706, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

22

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,334,863.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$48,609,308	$29,357,589	$761,241	$706,256	$(2,507)	$4,059,401	$71,132,075
NVIT Multi-Manager International Value Fund, Class Y	58,603,155	24,574,814	868,753	1,033,366	(54,737)	—	76,448,915
NVIT Multi-Manager Large Cap Growth Fund, Class Y	100,686,308	42,507,654	1,688,965	838,265	157,366	10,503,540	133,843,252
NVIT Multi-Manager Large Cap Value Fund, Class Y	119,969,985	53,300,416	6,681,632	2,056,629	205,946	15,303,086	144,766,357
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	30,903,349	10,804,759	11,806,182	—	526,312	3,783,613	26,817,689
NVIT Multi-Manager Mid Cap Value Fund, Class Y	47,348,385	20,031,355	4,925,611	816,083	(231,252)	5,737,510	54,489,943
NVIT Multi-Manager Small Cap Growth Fund, Class Y	7,807,468	3,372,276	1,098,247	—	48,411	1,125,982	9,020,921
NVIT Multi-Manager Small Cap Value Fund, Class Y	23,074,058	6,755,929	9,050,542	159,706	362,165	1,821,372	17,934,788
NVIT Multi-Manager Small Company Fund, Class Y	7,488,699	3,186,665	519,989	49,989	14,638	890,382	9,050,435
Nationwide Bond Fund, Institutional Class	—	28,130,818	256,632	397,341	(4,046)	—	27,320,997
NVIT Core Bond Fund, Class Y	86,874,804	30,997,499	1,867,335	3,547,671	(54,205)	494,274	111,109,179
NVIT Core Plus Bond Fund, Class Y	87,329,941	54,270,138	1,414,969	2,661,102	(51,127)	1,037,843	135,890,581
NVIT Short Term Bond Fund, Class Y	114,257,603	26,221,751	38,259,038	2,065,230	(123,566)	—	100,419,204

Amounts designated as “—” are zero or have been rounded to zero.

23

Notes to Financial Statements (Continued)

December 31, 2015

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $333,511,663 and sales of $79,199,136 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

24

Notes to Financial Statements (Continued)

December 31, 2015

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,623,854	$—	$10,623,854	$—	$10,623,854

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$19,627,674	$11,021,764	$30,649,438	$—	$30,649,438

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$7,608,237	$—	$7,608,237	$(2,053,570)	$(86,245,188)	$(80,690,521)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,004,489,524	$1,509,163	$(87,754,351)	$(86,245,188)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$2,053,570	Unlimited

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Managed Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Managed Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

26

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 26.76%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $1,706,619 or $0.0177 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $208,390 or $0.0022 per outstanding share.

27

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

28

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

29

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

32

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

33

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

35

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

36

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2015

NVIT CardinalSM Moderate Fund

AR-CD-MOD 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT CardinalSM Moderate Fund

For the annual period ended December 31, 2015, the NVIT Cardinal Moderate Fund (Class II) registered
-1.07% versus 0.50% for its blended benchmark*, 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 229 funds as of December 31, 2015) was
-0.92% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Since the Fund’s target allocation is 60% equity investments and 40% fixed-income investments, the Fund’s return for the reporting period was most influenced by general weakness across global equity markets during the period.

The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period. Specifically, the two underlying investments that detracted most from the Fund’s overall return were the NVIT Multi-Manager Large Cap Value Fund (invested in large-cap value stocks within U.S. markets and registered -3.04% during the period) and the NVIT Multi-Manager International Value Fund (invested in large-cap value stocks within international developed markets and registered -5.01% during the period). The NVIT Multi-Manager Large Cap Value Fund’s return was dragged down by the significant underperformance of the energy sector. The NVIT Multi-Manager International Value Fund’s return suffered as a mix of slower growth, low inflation (near deflation in some countries) and the strength of the U.S. dollar against local currencies depressed returns in major overseas markets.

On the growth side of the ledger, the Fund’s underlying investment in the NVIT Multi-Manager Large Cap Growth Fund (which returned 3.57% during the reporting period) was the principal source of contribution to the Fund’s overall return for the period. U.S. large-cap growth stocks, particularly within the consumer discretionary and technology sectors, generally posted strong gains during the period.

Two of the Fund’s four underlying fixed-income investments, the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, registered -0.56% and -0.19%, respectively, and detracted from the Fund’s overall return during the reporting period.

Portfolio Managers:

Thomas R. Hickey Jr. and Benjamin A. Richer, Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk — if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Commentary (con’t.)	NVIT CardinalSM Moderate Fund

NVIT Cardinal Moderate Fund

(as of December 31, 2015)

Underlying Fund	Actual Allocation to Fund
NVIT Multi-Manager Large Cap Value Fund Class Y	16.0%
NVIT Core Plus Bond Fund Class Y	15.0%
NVIT Multi-Manager Large Cap Growth Fund Class Y	14.0%
NVIT Core Bond Fund Class Y	12.0%
NVIT Short Term Bond Fund Class Y	10.0%
NVIT Multi-Manager International Value Fund Class Y	9.0%
NVIT Multi-Manager International Growth Fund Class Y	8.0%
NVIT Multi-Manager Mid Cap Value Fund Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	3.0%
Nationwide Bond Fund Institutional Class	3.0%
NVIT Multi-Manager Small Cap Value Fund Class Y	2.0%
NVIT Multi-Manager Small Cap Growth Fund Class Y	1.0%
NVIT Multi-Manager Small Company Fund Class Y	1.0%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Nationwide Fund Advisors periodically will rebalance the assets of the Fund to conform actual allocations to those stated in the then-current prospectus. Allocations also may change over time in order for the Fund to meet its objective or due to market and/or economic conditions. For more information, refer to the Fund’s most recent prospectus.

5

Fund Overview	NVIT CardinalSM Moderate Fund

Asset Allocation†

Equity Funds	59.6%
Fixed Income Funds	40.4%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.9%
NVIT Core Plus Bond Fund, Class Y	15.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	14.0%
NVIT Core Bond Fund, Class Y	12.1%
NVIT Short Term Bond Fund, Class Y	10.1%
NVIT Multi-Manager International Value Fund, Class Y	8.7%
NVIT Multi-Manager International Growth Fund, Class Y	8.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.1%
Nationwide Bond Fund, Institutional Class	3.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.9%
Other Holdings	4.0%
100.0%

Objective

The Fund seeks a high level of total return consistent with a moderate level of risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -1.07%, underperforming the blended benchmark by 1.57% and the Lipper peer category median by 0.15%

•	Of the Fund’s nine underlying equity investments, the NVIT Multi-Manager Large Cap Growth Fund (a 14% allocation) was the principal positive performer that contributed to the Fund’s overall returns

•	The Fund’s underlying equity investments with a value tilt generally detracted more than those underlying equity investments with a growth tilt during the reporting period.

•	Two of the Fund’s four underlying fixed-income investments detracted from the Fund’s overall returns

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT CardinalSM Moderate Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.98)%	6.09%	4.93%
Class II	(1.07)%	5.99%	4.83%
Russell 3000® Index	0.48%	12.18%	8.03%
Blended Index	0.50%	7.19%	5.54%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.90%	1.15%
Class II	0.90%	0.99%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT CardinalSM Moderate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Moderate Fund since inception through 12/31/15 versus performance of the Russell 3000® Index, the Blended Index* and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market index Definitions page at the back of this book.

*	The Blended Index comprises 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index.
.

8

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderate Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15(a)	Expense Ratio During Period (%) 07/01/15 - 12/31/15(a)
Class I Shares	Actual	(b)	1,000.00	966.90	1.39	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.79	1.43	0.28
Class II Shares	Actual	(b)	1,000.00	966.00	1.83	0.37
	Hypothetical	(b)(c)	1,000.00	1,023.34	1.89	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 59.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	21,787,748	$223,542,296
NVIT Multi-Manager International Value Fund, Class Y (a)	25,733,838	242,927,433
NVIT Multi-Manager Large Cap Growth Fund, Class Y* (a)	30,853,938	390,302,316
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	44,404,910	443,161,006
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	7,466,540	80,937,295
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	16,726,114	168,599,226
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,502,228	28,031,573
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	4,236,379	55,920,201
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,373,093	28,313,168

Total Equity Funds (cost $1,558,428,294)		1,661,734,514

Fixed Income Funds 40.4%
Nationwide Bond Fund, Institutional Class (a)	9,054,543	86,289,797
NVIT Core Bond Fund, Class Y (a)	32,346,815	338,024,221
NVIT Core Plus Bond Fund, Class Y (a)	37,859,235	421,751,874
NVIT Short Term Bond Fund, Class Y (a)	27,677,824	282,037,030

Total Fixed Income Funds (cost $1,167,845,304)		1,128,102,922

Total Mutual Funds (cost $2,726,273,598)		2,789,837,436

Total Investments (cost $2,726,273,598) (b) — 100.0%		2,789,837,436
Liabilities in excess of other assets — 0.0%†		(880,352)

NET ASSETS — 100.0%		$2,788,957,084

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT CardinalSM Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,726,273,598)	$2,789,837,436
Receivable for capital shares issued	424,428
Prepaid expenses	5,306

Total Assets	2,790,267,170

Liabilities:
Payable for investments purchased	402,423
Payable for capital shares redeemed	22,005
Accrued expenses and other payables:
Investment advisory fees	458,596
Fund administration fees	54,490
Distribution fees	211,915
Administrative servicing fees	119,171
Accounting and transfer agent fees	319
Custodian fees	16,405
Compliance program costs (Note 3)	3,069
Professional fees	13,243
Printing fees	8,228
Other	222

Total Liabilities	1,310,086

Net Assets	$2,788,957,084

Represented by:
Capital	$2,514,791,032
Accumulated undistributed net investment income	25,359,892
Accumulated net realized gains from affiliated investments	185,242,322
Net unrealized appreciation/(depreciation) from investments in affiliates	63,563,838

Net Assets	$2,788,957,084

Net Assets:
Class I Shares	$32,950,305
Class II Shares	2,756,006,779

Total	$2,788,957,084

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,032,312
Class II Shares	254,028,068

Total	257,060,380

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.87
Class II Shares	$10.85

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT CardinalSM Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$44,512,114

Total Income	44,512,114

EXPENSES:
Investment advisory fees	5,636,236
Fund administration fees	669,831
Distribution fees Class II Shares	7,256,774
Administrative servicing fees Class I Shares	17,088
Administrative servicing fees Class II Shares	1,460,128
Professional fees	106,011
Printing fees	23,576
Trustee fees	81,913
Custodian fees	109,478
Accounting and transfer agent fees	1,632
Compliance program costs (Note 3)	12,428
Other	57,876

Total expenses before earnings credit and fees waived	15,432,971

Earnings credit (Note 5)	(37)
Distribution fees waived — Class II (Note 3)	(4,644,386)

Net Expenses	10,788,548

NET INVESTMENT INCOME	33,723,566

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	147,045,662
Net realized gains from investment transactions with affiliates	64,141,031

Net realized gains from affiliated investments	211,186,693

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(274,517,639)

Net realized/unrealized losses from affiliated investments	(63,330,946)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,607,380)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT CardinalSM Moderate Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$33,723,566	$42,732,055
Net realized gains from affiliated investments	211,186,693	214,148,255
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(274,517,639)	(123,674,819)

Change in net assets resulting from operations	(29,607,380)	133,205,491

Distributions to Shareholders From:
Net investment income:
Class I	(992,828)	(819,206)
Class II	(81,545,762)	(70,800,354)
Net realized gains:
Class I	(1,919,008)	(762,894)
Class II	(163,328,433)	(70,105,160)

Change in net assets from shareholder distributions	(247,786,031)	(142,487,614)

Change in net assets from capital transactions	79,294,708	33,876,531

Change in net assets	(198,098,703)	24,594,408

Net Assets:
Beginning of year	2,987,055,787	2,962,461,379

End of year	$2,788,957,084	$2,987,055,787

Accumulated undistributed net investment income at end of year	$25,359,892	$48,919,826

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,148,260	$5,044,282
Dividends reinvested	2,911,836	1,582,100
Cost of shares redeemed	(4,474,211)	(2,656,365)

Total Class I Shares	2,585,885	3,970,017

Class II Shares
Proceeds from shares issued	25,373,638	62,241,098
Dividends reinvested	244,874,195	140,905,514
Cost of shares redeemed	(193,539,010)	(173,240,098)

Total Class II Shares	76,708,823	29,906,514

Change in net assets from capital transactions	$79,294,708	$33,876,531

SHARE TRANSACTIONS:
Class I Shares
Issued	346,955	414,520
Reinvested	265,779	130,418
Redeemed	(375,257)	(218,026)

Total Class I Shares	237,477	326,912

Class II Shares
Issued	2,144,556	5,099,786
Reinvested	22,404,574	11,636,484
Redeemed	(16,342,502)	(14,233,932)

Total Class II Shares	8,206,628	2,502,338

Total change in shares	8,444,105	2,829,250

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2015 (d)	$12.03	0.15	(0.27)	(0.12)	(0.35)	(0.69)	(1.04)	$10.87	(0.98%	)	$32,950,305	0.28%	1.25%	0.28%	14.69%
Year Ended December 31, 2014 (d)	$12.07	0.19	0.38	0.57	(0.31)	(0.30)	(0.61)	$12.03	4.66%		$33,626,104	0.28%	1.59%	0.28%	6.14%
Year Ended December 31, 2013 (d)	$10.65	0.16	1.73	1.89	(0.19)	(0.28)	(0.47)	$12.07	17.98%		$29,785,972	0.28%	1.41%	0.28%	4.60%
Year Ended December 31, 2012 (d)	$9.76	0.13	1.09	1.22	(0.16)	(0.17)	(0.33)	$10.65	12.45%		$22,401,147	0.29%	1.21%	0.29%	9.52%
Year Ended December 31, 2011 (d)	$10.30	0.13	(0.36)	(0.23)	(0.25)	(0.06)	(0.31)	$9.76	(2.25%	)	$18,114,596	0.29%	1.26%	0.29%	8.66%

Class II Shares
Year Ended December 31, 2015 (d)	$12.01	0.14	(0.27)	(0.13)	(0.34)	(0.69)	(1.03)	$10.85	(1.07%	)	$2,756,006,779	0.37%	1.15%	0.53%	14.69%
Year Ended December 31, 2014 (d)	$12.05	0.17	0.38	0.55	(0.29)	(0.30)	(0.59)	$12.01	4.57%		$2,953,429,683	0.37%	1.43%	0.53%	6.14%
Year Ended December 31, 2013 (d)	$10.64	0.15	1.72	1.87	(0.18)	(0.28)	(0.46)	$12.05	17.80%		$2,932,675,407	0.37%	1.32%	0.53%	4.60%
Year Ended December 31, 2012 (d)	$9.75	0.12	1.09	1.21	(0.15)	(0.17)	(0.32)	$10.64	12.37%		$2,271,186,975	0.38%	1.14%	0.54%	9.52%
Year Ended December 31, 2011 (d)	$10.29	0.13	(0.37)	(0.24)	(0.24)	(0.06)	(0.30)	$9.75	(2.33%	)	$1,888,371,369	0.38%	1.26%	0.54%	8.66%

(a)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “ Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent

16

Notes to Financial Statements (Continued)

December 31, 2015

pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

17

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$25,255,090	$(25,255,090)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.19%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $669,831 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

19

Notes to Financial Statements (Continued)

December 31, 2015

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $12,428.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2016. During the year ended December 31, 2015, the waiver of such distribution fees by NFD amounted to $4,644,386, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $1,477,216.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager International Growth Fund, Class Y	$201,021,179	$42,436,245	$1,132,373	$2,295,597	$468,043	$13,602,396	$223,542,296
NVIT Multi-Manager International Value Fund, Class Y	251,706,621	13,861,827	6,926,424	3,433,082	746,052	—	242,927,433
NVIT Multi-Manager Large Cap Growth Fund, Class Y	393,812,259	58,285,534	40,000,829	2,485,673	14,935,650	33,705,438	390,302,316
NVIT Multi-Manager Large Cap Value Fund, Class Y	483,296,420	57,074,005	27,158,589	6,415,943	7,151,257	50,546,687	443,161,006
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	125,133,001	12,153,881	48,267,819	—	15,146,768	12,153,881	80,937,295
NVIT Multi-Manager Mid Cap Value Fund, Class Y	186,414,191	21,721,338	13,457,443	2,570,202	2,917,033	19,151,135	168,599,226
NVIT Multi-Manager Small Cap Growth Fund, Class Y	34,174,386	3,723,776	6,842,391	—	1,967,910	3,723,776	28,031,573

20

Notes to Financial Statements (Continued)

December 31, 2015

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at December 31, 2015
NVIT Multi-Manager Small Cap Value Fund, Class Y	$96,679,784	$6,546,381	$37,997,207	$503,599	$15,935,029	$6,042,781	$55,920,201
NVIT Multi-Manager Small Company Fund, Class Y	31,303,718	3,120,788	2,688,476	158,882	1,231,608	2,961,906	28,313,168
Nationwide Bond Fund, Institutional Class	—	91,671,264	3,560,117	1,358,970	(68,841)	—	86,289,797
NVIT Core Bond Fund, Class Y	356,181,662	15,345,659	19,086,657	10,959,530	886,307	1,642,779	338,024,221
NVIT Core Plus Bond Fund, Class Y	357,521,662	110,791,584	32,837,525	8,418,117	1,378,056	3,514,883	421,751,874
NVIT Short Term Bond Fund, Class Y	470,742,365	5,912,519	190,462,155	5,912,519	1,446,159	—	282,037,030

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $442,644,801 and sales of $430,418,005 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

21

Notes to Financial Statements (Continued)

December 31, 2015

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$82,538,590	$165,247,441	$247,786,031	$—	$247,786,031

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$71,619,560	$70,868,054	$142,487,614	$—	$142,487,614

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$25,359,892	$185,974,772	$211,334,664	$—	$62,831,388	$274,166,052

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,727,006,048	$154,109,148	$(91,277,760)	$62,831,388

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

24

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 21.93%.

The Fund designates $165,247,441, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $5,619,446 or $0.0219 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $682,264 or $0.0027 per outstanding share.

25

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

27

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

30

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

31

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

33

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

34

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2015

NVIT Real Estate Fund

AR-RE 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Real Estate Fund

For the annual period ended December 31, 2015, the NVIT Real Estate Fund (Class I) registered -5.36% versus 2.83% for its benchmark, the FTSE NAREIT® All Equity REITs Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Real Estate Funds (consisting of 42 funds as of December 31, 2015) was 2.77% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

For the period from January 1, 2015 through December 31, 2015 (the “Period”), the S&P 500 Total Return Index was up 1.4%. During the first half of 2015, investors focused largely on a strengthening U.S. dollar, central bank activity and geopolitical events (notably, the possibility of a Greek exit from the euro and the potential for a Puerto Rico debt default). The main investment themes during the second half of the year revolved around economic and market concerns in China, a plunge in commodity prices (driven by oil) and the long-awaited announcement in December that the federal funds rate would increase for the first time since 2006. While the Fed’s move was highly anticipated and the initial intraday market reaction was muted, equities began to selloff in the days after the announcement, before recovering some losses the following week. The trading year ended on concerns that stress in some areas of the high-yield fixed income market would spread to equities.

The yield on the 10-Year U.S. Treasury note rose 10 basis points during the period, ending the year at 2.27%.

Capital markets and transaction activity continued throughout the Period including:

•

ProLogis, Inc. (PLD, Industrials) announced that it had formed a joint venture to acquire privately held industrial property owner KTR Capital Partners, LLC for $5.9 billion. PLD will own 55% of the joint venture, while Norges Bank Investment Management — which manages the Norwegian Government’s pension fund — will own the remaining 45%.
•	In the residential sector, private equity firm Lone Star Funds announced that it had agreed to acquire Home Properties, Inc. (HME, Residential) for approximately $7.6 billion, including debt.

•	BioMed Realty Trust, Inc. (BMR, Healthcare) announced an agreement with affiliates of Blackstone Group to be acquired for $23.75/share in an all cash transaction valued at $8 billion.

•	Equity Residential (EQR, Residential) announced on October 26 that it would be selling 72 properties with an aggregate of 23,262 units to Starwood Capital Group for $5.365 billion.

•

On November 16, Marriott International, Inc. (MAR, Hotels) announced plans to acquire Starwood Hotels & Resorts Worldwide, Inc. (HOT, Hotels). As contemplated, the $12.2B transaction would be funded primarily by equity, with shareholders of HOT receiving 0.92 shares of MAR and $2.00/share of cash that will translate to ownership of approximately 37% of the combined company.

By sector, Residential and Industrials contributions to performance were driven by stock selection. An underweight allocation to Healthcare also contributed during the Period. The largest contributor to relative performance during the Period was an underweight allocation to Welltower Inc. (NYSE: HCN) (Healthcare), which underperformed substantially in the months of October and November following a poor earnings report by peer Ventas, Inc. (NYSE: VTR). Other relative contributors included an overweight position in Mid-America Apartment Communities, Inc. (NYSE: MAA) (Residential), which performed well as the company reported strong same-store results; and Douglas Emmett, Inc. (NYSE: DEI) (Office), which benefited from its concentrated West Coast portfolio.

The Retail and Office sectors detracted from relative performance due to stock selection. An underweight allocation to Self Storage also detracted during the Period. Overweight allocations to CBL & Associates Properties, Inc.

4

Fund Commentary (cont.)	NVIT Real Estate Fund

(NYSE: CBL) (Retail) and WP GLIMCHER Inc. (NYSE: WPG) (Retail) were the two largest individual detractors. CBL and WPG underperformed as the risk-off environment in 2015 led to secondary regional malls meaningfully underperforming the market. An underweight allocation to Public Storage (NYSE: PSA) (Self Storage) also detracted from relative performance.

The portfolio continues to maintain a large overweight position in the Office sector as it trades at a discount to NAV. New construction also remains low in most major markets and demand for space is beginning to increase. Moreover, the rates of many leases expiring over the next 12-24 months are currently below market rate, which will be supportive of earnings growth. The portfolio increased exposure to Industrials during the course of the year to take an overweight position. The Industrials sector trades at a discount to NAV and is experiencing strong rent growth. The portfolio increased exposure to Hotels and is now overweight the sector as it trades at a meaningful discount to NAV. We believe the sector is undervalued even after taking into account concerns of slowing revenue growth.

The portfolio decreased exposure to Retail during the course of the year by selling Brixmor Property Group Inc. (NYSE: BRX) as we are concerned about rental growth going forward for community shopping centers. We continue to believe that the Self Storage sector is overvalued and therefore maintain zero exposure.

We saw a flight to quality throughout 2015 which led to owners of non-prime assets significantly underperforming the market. Many of these companies are now trading at discounts to NAV of greater than 30% and some at over 40%. Valuation gaps of this magnitude are rare. If history is a guide, they tend to persist in the short-to-medium term but are not sustainable over long periods of time. We expect the current valuation gap to narrow this year as M&A activity rises and public market assets begin to trade closer to NAV.

Overall, construction levels and new supply remain below historical levels across most property types and markets. This environment has been driving a market dynamic that provides pricing power for landlords. We expect the growing U.S. economy and limited new supply to support continued growth in revenue and Net Operating Income (NOI), which will support current property valuations even in a market experiencing modest interest-rate growth.

A portion of the portfolio is focused on secondary assets, which will benefit from a decrease in the valuation discount that the market currently ascribes to these assets. Additionally, the portfolio maintains exposure to many high-quality companies, which we expect to experience outsized revenue growth from the ownership of prime assets.

Subadviser:

Brookfield Investment Management, Inc.

Portfolio Managers:

Jason Baine and Bernhard Krieg, CFA

The Fund is a nondiversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund concentrates on investments in the real estate investment trust (REIT) sector, subjecting it to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Real Estate Fund

Asset Allocation†

Common Stocks	99.1%
Other assets in excess of liabilities	0.9%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	97.5%
Wireless Telecommunication Services	2.5%
100.0%

Top Holdings††

Simon Property Group, Inc.	9.5%
Prologis, Inc.	7.6%
SL Green Realty Corp.	5.6%
AvalonBay Communities, Inc.	5.5%
Welltower, Inc.	5.2%
Ventas, Inc.	4.4%
Equity Residential	4.3%
CBL & Associates Properties, Inc.	4.0%
Vornado Realty Trust	4.0%
Outfront Media, Inc.	4.0%
Other Holdings	45.9%
100.0%

Objective

The Fund seeks current income and long-term capital appreciation.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -5.36%, underperforming the benchmark by 8.19% and the Lipper peer category median by 8.13%

•	Residential and Industrials contributions to performance were driven by stock selection. An underweight allocation to Healthcare also contributed during the period

•	Retail and Office sectors detracted from relative performance due to stock selection. An underweight allocation to Self Storage also detracted during the period

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

6

Fund Performance	NVIT Real Estate Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5Yr.	Inception
Class I	(5.36)%	9.16%	5.90%	[2]
Class II	(5.66)%	8.86%	5.59%	[2]
Class Y	(5.22)%	N/A	5.46%	[3]
FTSE NAREIT® All Equity REITs Index	2.83%	11.91%	7.38%
CPI	0.73%	1.53%	1.33%

N/A	— Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

[3]	Since inception date of April 30, 2014.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.92%	0.91%
Class II	1.17%	1.16%
Class Y	0.77%	0.76%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

7

Fund Performance (con’t.)	NVIT Real Estate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Real Estate Fund since inception through 12/31/15 versus performance of the FTSE NAREIT® All Equity REITs Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Real Estate Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	1,026.40	4.70	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.57	4.69	0.92
Class II Shares	Actual	(a)	1,000.00	1,025.20	5.97	1.17
	Hypothetical	(a)(b)	1,000.00	1,019.31	5.96	1.17
Class Y Shares	Actual	(a)	1,000.00	1,027.90	3.94	0.77
	Hypothetical	(a)(b)	1,000.00	1,021.32	3.92	0.77

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Real Estate Fund

Common Stocks 99.1%

	Shares	Market Value

Real Estate Investment Trusts (REITs) 96.6%
American Tower Corp.	82,700	$8,017,765
AvalonBay Communities, Inc.	88,400	16,277,092
Brandywine Realty Trust	835,793	11,416,932
Camden Property Trust	126,205	9,687,496
Care Capital Properties, Inc.	297,875	9,106,039
CBL & Associates Properties, Inc.	973,203	12,038,521
Corporate Office Properties Trust	355,063	7,751,025
CyrusOne, Inc.	81,600	3,055,920
Digital Realty Trust, Inc.	41,400	3,130,668
Equity Residential	158,600	12,940,174
HCP, Inc.	242,200	9,261,728
Hersha Hospitality Trust	261,009	5,679,556
Highwoods Properties, Inc.	177,800	7,752,080
Host Hotels & Resorts, Inc.	704,100	10,800,894
Hudson Pacific Properties, Inc.	268,300	7,549,962
Kilroy Realty Corp.	83,900	5,309,192
Mid-America Apartment Communities, Inc.	33,200	3,014,892
NorthStar Realty Finance Corp.	376,950	6,419,459
Outfront Media, Inc.	540,128	11,790,994
Prologis, Inc.	529,837	22,740,604
Simon Property Group, Inc.	145,200	28,232,688
SL Green Realty Corp.	146,436	16,544,339
Sunstone Hotel Investors, Inc.	430,600	5,378,194
Ventas, Inc.	230,700	13,018,401
Vornado Realty Trust	117,962	11,791,482
Welltower, Inc.	227,200	15,456,416
Weyerhaeuser Co.	287,200	8,610,256
WP Glimcher, Inc.	696,884	7,393,939

		290,166,708

Wireless Telecommunication Services 2.5%
SBA Communications Corp., Class A *	71,900	7,554,533

Total Investments (cost $317,513,123) (a) — 99.1%		297,721,241
Other assets in excess of liabilities — 0.9%		2,658,707

NET ASSETS — 100.0%		$300,379,948

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

December 31, 2015

NVIT Real Estate Fund
Assets:
Investments, at value (cost $317,513,123)	$297,721,241
Cash	1,383,867
Dividends receivable	1,616,513
Receivable for capital shares issued	134,815
Prepaid expenses	650

Total Assets	300,857,086

Liabilities:
Payable for investments purchased	143,937
Payable for capital shares redeemed	65,473
Accrued expenses and other payables:
Investment advisory fees	174,526
Fund administration fees	12,250
Distribution fees	20,552
Administrative servicing fees	38,411
Accounting and transfer agent fees	101
Custodian fees	1,726
Compliance program costs (Note 3)	324
Professional fees	13,125
Printing fees	6,651
Other	62

Total Liabilities	477,138

Net Assets	$300,379,948

Represented by:
Capital	$296,396,094
Accumulated undistributed net investment income	1,674,597
Accumulated net realized gains from investments	22,101,139
Net unrealized appreciation/(depreciation) from investments	(19,791,882)

Net Assets	$300,379,948

Net Assets:
Class I Shares	$203,155,482
Class II Shares	96,962,239
Class Y Shares	262,227

Total	$300,379,948

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	31,315,153
Class II Shares	15,094,844
Class Y Shares	40,419

Total	46,450,416

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.49
Class II Shares	$6.42
Class Y Shares	$6.49

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Year Ended December 31, 2015

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$12,248,718
Interest income	6,511

Total Income	12,255,229

EXPENSES:
Investment advisory fees	2,349,369
Fund administration fees	152,065
Distribution fees Class II Shares	275,150
Administrative servicing fees Class I Shares	339,472
Administrative servicing fees Class II Shares	166,400
Professional fees	34,810
Printing fees	27,841
Trustee fees	9,184
Custodian fees	13,066
Accounting and transfer agent fees	762
Compliance program costs (Note 3)	1,399
Other	14,315

Total expenses before fees waived	3,383,833

Investment advisory fees waived (Note 3)	(44,872)

Net Expenses	3,338,961

NET INVESTMENT INCOME	8,916,268

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	23,634,261
Net change in unrealized appreciation/(depreciation) from investments	(52,242,417)

Net realized/unrealized losses from investments	(28,608,156)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,691,888)

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$8,916,268	$9,503,371
Net realized gains from investments	23,634,261	48,366,102
Net change in unrealized appreciation/(depreciation) from investments	(52,242,417)	20,235,483

Change in net assets resulting from operations	(19,691,888)	78,104,956

Distributions to Shareholders From:
Net investment income:
Class I	(5,837,411)	(6,512,177)
Class II	(2,574,176)	(2,969,043)
Class Y	(6,738)	(4,229	)(a)
Net realized gains:
Class I	(32,528,601)	(54,542,165)
Class II	(15,329,179)	(25,264,721)
Class Y	(27,113)	(38,225	)(a)

Change in net assets from shareholder distributions	(56,303,218)	(89,330,560)

Change in net assets from capital transactions	16,477,943	100,608,774

Change in net assets	(59,517,163)	89,383,170

Net Assets:
Beginning of year	359,897,111	270,513,941

End of year	$300,379,948	$359,897,111

Accumulated undistributed net investment income at end of year	$1,674,597	$1,176,654

CAPITAL TRANSACTIONS:

Class I Shares
Proceeds from shares issued	$20,377,463	$18,449,723
Dividends reinvested	38,366,012	61,054,342
Cost of shares redeemed	(45,235,668)	(29,065,373)

Total Class I Shares	13,507,807	50,438,692

Class II Shares
Proceeds from shares issued	25,556,970	37,129,709
Dividends reinvested	17,903,355	28,233,764
Cost of shares redeemed	(40,644,167)	(15,367,880)

Total Class II Shares	2,816,158	49,995,593

Class Y Shares
Proceeds from shares issued	144,824	187,791	(a)
Dividends reinvested	33,851	42,454	(a)
Cost of shares redeemed	(24,697)	(55,756	)(a)

Total Class Y Shares	153,978	174,489	(a)

Change in net assets from capital transactions	$16,477,943	$100,608,774

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

13

Statements of Changes in Net Assets (Continued)

	NVIT Real Estate Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	2,494,520	1,994,112
Reinvested	6,231,786	7,552,474
Redeemed	(5,859,657)	(3,143,049)

Total Class I Shares	2,866,649	6,403,537

Class II Shares
Issued	3,129,346	4,024,388
Reinvested	2,941,710	3,523,283
Redeemed	(5,135,016)	(1,754,496)

Total Class II Shares	936,040	5,793,175

Class Y Shares
Issued	20,618	18,865	(a)
Reinvested	5,483	5,247	(a)
Redeemed	(3,130)	(6,664	)(a)

Total Class Y Shares	22,971	17,448	(a)

Total change in shares	3,825,660	12,214,160

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$8.47	0.21	(0.78)	(0.57)	(0.19)	(1.22)	(1.41)	$6.49	(5.36%	)	$203,155,482	0.91%	2.75%	0.93%	81.74%
Year Ended December 31, 2014 (e)	$8.91	0.28	2.09	2.37	(0.24)	(2.57)	(2.81)	$8.47	28.88%		$240,845,105	0.91%	3.05%	0.92%	88.98%
Year Ended December 31, 2013 (e)	$9.47	0.15	0.14	0.29	(0.14)	(0.71)	(0.85)	$8.91	3.05%		$196,371,890	0.94%	1.51%	0.95%	149.86%
Year Ended December 31, 2012 (e)	$9.06	0.11	1.32	1.43	(0.10)	(0.92)	(1.02)	$9.47	15.79%		$217,162,860	0.94%	1.15%	0.94%	18.51%
Year Ended December 31, 2011 (e)	$8.62	0.07	0.49	0.56	(0.08)	(0.04)	(0.12)	$9.06	6.50%		$213,774,978	0.94%	0.82%	0.94%	17.42%

Class II Shares
Year Ended December 31, 2015 (e)	$8.40	0.19	(0.78)	(0.59)	(0.17)	(1.22)	(1.39)	$6.42	(5.66%	)	$96,962,239	1.16%	2.47%	1.18%	81.74%
Year Ended December 31, 2014 (e)	$8.86	0.27	2.06	2.33	(0.22)	(2.57)	(2.79)	$8.40	28.60%		$118,904,289	1.16%	2.95%	1.17%	88.98%
Year Ended December 31, 2013 (e)	$9.43	0.12	0.14	0.26	(0.12)	(0.71)	(0.83)	$8.86	2.70%		$74,142,051	1.19%	1.29%	1.20%	149.86%
Year Ended December 31, 2012 (e)	$9.02	0.09	1.32	1.41	(0.08)	(0.92)	(1.00)	$9.43	15.58%		$71,140,430	1.19%	0.91%	1.19%	18.51%
Year Ended December 31, 2011 (e)	$8.59	0.05	0.48	0.53	(0.06)	(0.04)	(0.10)	$9.02	6.14%		$65,337,105	1.19%	0.57%	1.19%	17.42%

Class Y Shares
Year Ended December 31, 2015 (e)	$8.47	0.25	(0.81)	(0.56)	(0.20)	(1.22)	(1.42)	$6.49	(5.22%	)	$262,227	0.76%	3.34%	0.78%	81.74%
Period Ended December 31, 2014 (e)(f)	$9.97	0.27	1.05	1.32	(0.25)	(2.57)	(2.82)	$8.47	15.30%		$147,717	0.76%	4.49%	0.77%	88.98%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

17

Notes to Financial Statements (Continued)

December 31, 2015

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2015, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax

18

Notes to Financial Statements (Continued)

December 31, 2015

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Brookfield Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.70%
$500 million up to $1 billion	0.65%
$1 billion and more	0.60%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.013% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $27,598, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $17,274, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.70%, and after contractual and voluntary fee waivers was 0.69% and 0.70%, respectively.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

19

Notes to Financial Statements (Continued)

December 31, 2015

During the year ended December 31, 2015, NFM earned $152,065 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,399.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $505,872.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $268,662,807 and sales of $277,088,444 (excluding short-term securities).

20

Notes to Financial Statements (Continued)

December 31, 2015

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.   Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015 the Fund recaptured $44,381 of brokerage commissions.

10. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,166,091	$38,137,127	$56,303,218	$—	$56,303,218

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

21

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$16,441,487	$72,889,073	$89,330,560	$—	$89,330,560

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$3,333,402	$21,069,973	$24,403,375	$—	$(20,419,521)	$3,983,854

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$318,140,762	$14,064,134	$(34,483,655)	$(20,419,521)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Real Estate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

23

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund designates $38,137,127, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

24

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

25

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

26

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

29

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

30

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

32

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

33

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Annual Report

December 31, 2015

NVIT Core Bond Fund

AR-CB 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Core Bond Fund

For the annual period ended December 31, 2015, the NVIT Core Bond Fund (Class Y) registered -0.56% versus 0.55% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 32 funds as of December 31, 2015) was -0.36% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Geopolitical events, the rate of economic growth in China, and Federal Reserve monetary policy contributed to a challenging year for the fixed income markets.

Ten-year Treasuries, which began the period at approximately 2.17%, followed a bumpy path to a slightly higher yield at the end of the period. The yield dropped sharply to under 1.70%, rose back to approximately 2.50% by mid-year, and then settled at near 2.27%. Growing international tensions and complications continued unabated, which contributed to strength in U.S. Treasuries at times during the year, as a flight-to-quality or “risk-off” position. Treasuries were also supported by more fundamental factors such as the continued slide in commodity prices and concerns over slowing economic growth in China.

Federal Reserve (Fed) policy also contributed to market uncertainty. The market began the period with an expectation that the Fed would increase rates (tighten monetary policy) likely by mid-summer. When the Fed did not act, the market expectation shifted to September, which also passed without the Fed increasing rates. While inflation pressures and core strength in employment continued to signal that the Fed had room to maintain its stance, it elected to increase rates by 25 basis points in December, after seven years of rates near zero. The Fed’s accompanying comments on the rate action expressed a view that there were still risks to the economy and that they considered monetary policy to still be “accommodative”. The collapse in commodity prices throughout the year contributed to the hesitancy of the Fed to tighten policy until December.

Over the full year, this uncertain environment was challenging for the performance of credit assets, such as certain investment-grade and non-investment-grade corporate bonds. Credit risk premiums, or spreads, generally widened over the period. Higher quality holdings provided the strongest performance on the market preference for quality.

The portfolio duration remained shorter than the benchmark during the period on the expectation of gradually rising rates. The out-of-benchmark position in non-agency housing securities provided strong relative performance and the underweight position in agency mortgage-backed securities also contributed modestly. The overweight in non-investment-grade corporate credit detracted from relative performance on market preference for quality.

Typically, geopolitical influences on the capital markets tend to be short lived, with business cycle, fundamental and technical factors ultimately driving the value of assets. While the environment during the period was unfavorable for our longer-term oriented positioning of the portfolio, we believe the Fund is structured well for an expectation of gradually rising interest rates and continuing economic growth.

This Fund did not use financial derivatives, either over-the-counter or exchange traded. The Fund did utilize bank loans which are a non-derivative fixed income asset class.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary S. Davis, CFA

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT Core Bond Fund

Asset Allocation†

Corporate Bonds	63.3%
U.S. Government Sponsored & Agency Obligations	5.7%
Asset-Backed Securities	5.6%
U.S. Government Mortgage Backed Agencies	5.6%
U.S. Treasury Notes	5.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage Backed Securities	3.5%
Municipal Bonds	2.1%
Bank Loans	2.0%
Repurchase Agreements	1.9%
Yankee Dollars	1.3%
Sovereign Bond	0.8%
Liabilities in excess of other assets	(0.8)%
100.0%

Top Industries††

Banks	10.3%
Oil, Gas & Consumable Fuels	5.8%
Gas Utilities	3.7%
Food Products	3.5%
Insurance	3.3%
Chemicals	3.2%
Automobiles	3.0%
Airlines	3.0%
Real Estate Investment Trusts (REITs)	2.9%
Diversified Telecommunication Services	2.6%
Other Industries*	58.7%
100.0%

Top Holdings††

U.S. Treasury Notes, 2.00%, 08/15/25	2.5%
U.S. Treasury Notes, 0.63%, 04/30/18	2.4%
Thacher Park CLO, 2.52%, 10/20/26	1.8%
Private Export Funding Corp., 4.30%, 12/15/21	1.4%
Five Corners Funding Trust, 4.42%, 11/15/23	1.3%
Tennessee Valley Authority, 5.88%, 04/01/36	1.0%
Babson CLO Ltd., 2.62%, 01/15/26	1.0%
Hyundai Capital Services, Inc., 3.50%, 09/13/17	0.9%
CVS Pass-Through Trust, 6.94%, 01/10/30	0.8%
Boardwalk Pipelines LP, 4.95%, 12/15/24	0.8%
Other Holdings*	86.1%
100.0%

Objective

The Fund seeks a high level of current income consistent with preserving capital.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class Y) registered -0.56%, underperforming the benchmark by 1.11% and the Lipper peer category median by 0.20%

•	The out-of-benchmark position in non-agency housing securities provided strong relative performance and the underweight position in agency mortgage-backed securities also contributed modestly

•	The overweight in non-investment-grade corporate credit detracted from relative performance on market preference for quality

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Fund Performance	NVIT Core Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.72)%	3.28%	4.03%
Class II	(0.88)%	3.01%	3.77%
Class Y	(0.56)%	3.42%	4.17%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.04%
CPI	0.73%	1.53%	1.33%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio^
Class I	0.59%
Class II	0.84%
Class Y	0.44%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

6

Fund Performance (con’t.)	NVIT Core Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Bond Fund since inception through 12/31/15 versus performance of the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Bond Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	988.30	2.96	0.59
	Hypothetical	(a)(b)	1,000.00	1,022.23	3.01	0.59
Class II Shares	Actual	(a)	1,000.00	987.60	4.21	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.97	4.28	0.84
Class Y Shares	Actual	(a)	1,000.00	989.00	2.21	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.99	2.24	0.44

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Core Bond Fund

Asset-Backed Securities 5.6%

	Principal Amount	Market Value

Automobiles 0.7%
First Investors Auto Owner Trust, Series 2015-1A, Class A3, 1.71%, 11/16/20 (a)	$10,000,000	$9,911,216

Other 4.9%
Apidos CLO XIX, Series 2014-19A, Class B, 2.77%, 10/17/26 (a)(b)	5,000,000	5,010,000
Babson CLO Ltd., Series 2014-3A, Class B1, 2.62%, 01/15/26 (a)(b)	15,000,000	15,007,500
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 1.75%, 10/15/26 (a)(b)	6,000,000	5,954,346
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 09/20/40 (a)	9,606,571	9,510,505
HERO Funding Trust, Series 2015-3A, Class A, 4.28%, 09/20/41 (a)	4,957,417	4,967,486
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.26%, 08/25/34 (b)	7,182,737	7,037,950
Thacher Park CLO, Series 2014-1A, Class B, 2.52%, 10/20/26 (a)(b)	28,000,000	27,924,400

		75,412,187

Total Asset-Backed Securities (cost $85,481,976)		85,323,403

Bank Loans 2.0%
Aerospace & Defense 0.3%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 4.00%, 12/16/21	4,690,909	4,680,354

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 3.75%, 10/01/21	990,000	970,695

Consumer Finance 0.1%
TransFirst Inc., 1st Lien Tranche B Term Loan, 5.50%, 10/07/21	992,462	981,297

Electrical Equipment 0.1%
Sensata Technologies BV, 1st Lien Tranche B Term Loan, 3.00%, 10/14/21	1,975,075	1,936,403

Bank Loans (continued)

	Principal Amount	Market Value

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 4.25%, 11/17/17	$1,283,668	$1,257,995

Health Care Providers & Services 0.1%
Community Health Systems Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19	697,181	678,447
Community Health Systems Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21	1,282,794	1,260,807

		1,939,254

Health Care Technology 0.1%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	1,982,513	1,932,950

Hotels Restaurants & Leisure 0.1%
Scientific Games Corp., 1st Lien Tranche B-2 Term Loan, 6.00%, 10/01/21	1,984,962	1,803,477

Information Technology Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 4.17%, 07/08/22	3,250,000	3,200,437
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 5.75%, 11/23/19	1,845,247	1,834,287

		5,034,724

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 4.75%, 04/28/21	1,974,874	1,535,465

Software 0.3%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 6.50%, 12/04/20	4,962,500	4,497,266

Specialty Retail 0.3%
Camping World, Inc., 1st Lien Tranche B Term Loan, 5.75%, 02/20/20	1,885,350	1,856,278
PetSmart Inc., 1st Lien Tranche B Term Loan, 4.25%, 03/11/22	1,990,000	1,934,778

		3,791,056

Total Bank Loan (cost $31,356,878)		30,360,936

9

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

Collateralized Mortgage Obligations 3.7%

	Principal Amount	Market Value

Citigroup Mortgage Loan Trust, Inc., Series 2015-A, Class A1, 3.50%, 06/25/58 (b)	$4,309,448	$4,309,257
Federal Home Loan Mortgage Corp. REMICS
Series 2653, Class C, 3.88%, 06/15/23	2,902,069	2,989,291
Series 3036, Class TM, 4.50%, 12/15/34	1,519,230	1,552,207
Series 3189, Class PC, 6.00%, 08/15/35	62,934	62,903
Series 3665, Class KA, 3.00%, 05/15/36	2,455,425	2,518,454
Series 3540, Class LN, 4.50%, 04/15/38	1,534,063	1,554,668
Federal National Mortgage Association REMICS
Series 2010-86, Class VB, 3.00%, 05/25/28	1,600,492	1,619,475
Series 2007-6, Class PA, 5.50%, 02/25/37	918,729	990,021
Series 2010-122, Class TG, 3.00%, 04/25/39	3,129,077	3,180,032
Series 2009-78, Class BM, 4.00%, 06/25/39	1,576,454	1,652,385
Government National Mortgage Association
Series 2010-61, Class PC, 4.50%, 02/20/37	5,508,460	5,628,958
Series 2010-6, Class PC, 5.00%, 03/16/37	9,846,273	10,092,083
Series 2010-37, Class ML, 4.50%, 12/20/38	8,304,318	8,620,233
Series 2010-112, Class QM, 2.50%, 09/20/39	2,657,090	2,683,852
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.36%, 11/25/34 (b)	1,049,615	1,027,634
New Residential Mortgage Loan Trust, Series 2014-2A, Class A3, 3.75%, 05/25/54 (a)(b)	3,496,404	3,550,540
RALI Trust, Series 2004-QS2, Class CB, 5.75%, 02/25/34	4,757,597	4,921,985

Total Collateralized Mortgage Obligations (cost $57,019,578)		56,953,978

Commercial Mortgage Backed Securities 3.5%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AM, 5.62%, 04/12/38 (b)	500,000	502,361

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.71%, 12/10/49 (b)	$1,915,416	$1,911,452
COMM Mortgage Trust, Series 2014-TWC, Class B, 1.83%, 02/13/32 (a)(b)	10,000,000	9,924,084
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a)	2,250,000	2,480,135
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4, 5.44%, 03/10/39	6,751,632	6,902,056
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	767,277
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4, 5.56%, 11/10/39	1,677,784	1,674,898
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,039,953
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.47%, 04/15/43 (b)	267,325	267,267
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.09%, 04/15/41 (b)	1,337,005	1,408,169
Morgan Stanley Capital I
Series 2005-T19, Class AJ, 4.99%, 06/12/47 (b)	75,309	75,273
Series 2006-T23, Class AM, 5.85%, 08/12/41 (b)	1,479,000	1,505,918
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	850,004	887,912
Series 2011-C1, Class A4, 5.03%, 09/15/47 (a)(b)	3,000,000	3,295,251
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.40%, 07/13/29 (a)(b)	3,500,000	3,580,622
Series 2014-CPT, Class C, 3.45%, 07/13/29 (a)(b)	11,000,000	11,000,448
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class ASB, 3.46%, 05/15/48	5,000,000	5,102,189

Total Commercial Mortgage Backed Securities (cost $53,431,450)		53,325,265

Corporate Bonds 63.3%
Aerospace & Defense 0.6%
Lockheed Martin Corp.,
3.55%, 01/15/26	5,250,000	5,268,475

10

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Aerospace & Defense (continued)
United Technologies Corp.,
4.15%, 05/15/45 (c)	$4,000,000	$3,821,892

		9,090,367

Airlines 3.0%
Air Canada Pass Through Trust,
Series 2015-1, Class B, 3.88%, 03/15/23 (a)	13,000,000	12,610,000
American Airlines Pass Through Trust,
Series 2013-2, Class A, 4.95%, 01/15/23	10,023,432	10,574,721
Series 2015-1, Class B, 3.70%, 05/01/23	4,795,383	4,687,487
British Airways PLC,
Series 2013-1, Class A, 4.63%, 06/20/24 (a)	9,171,413	9,561,198
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A-1, 7.71%, 04/02/21	188,768	205,870
Spirit Airlines Pass Through Trust,
Series 2015-1, Class A, 4.10%, 04/01/28	8,000,000	7,880,000

		45,519,276

Automobiles 2.4%
Ford Motor Credit Co. LLC,
3.16%, 08/04/20	5,500,000	5,480,728
3.22%, 01/09/22	3,500,000	3,425,632
Hyundai Capital America,
2.88%, 08/09/18 (a)	5,000,000	5,052,590
2.60%, 03/19/20 (a)	8,000,000	7,859,160
Hyundai Capital Services, Inc.,
3.50%, 09/13/17 (a)	13,740,000	13,995,001

		35,813,111

Banks 10.4%
Bank of America Corp.,
1.36%, 01/15/19 (b)	10,000,000	10,036,710
Series L, 2.60%, 01/15/19	7,000,000	7,022,813
4.20%, 08/26/24	5,000,000	4,960,890
Series L, 3.95%, 04/21/25 (c)	3,500,000	3,408,191
4.25%, 10/22/26	3,000,000	2,969,502
Bank of America NA,
5.30%, 03/15/17	4,000,000	4,161,100
BPCE SA,
4.50%, 03/15/25 (a)	6,500,000	6,235,411
Citigroup, Inc.,
2.50%, 07/29/19	5,000,000	4,992,465
4.45%, 09/29/27	5,000,000	4,966,895
Citizens Financial Group, Inc.,
4.35%, 08/01/25	6,200,000	6,174,921
4.30%, 12/03/25	2,000,000	2,010,516

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
CoBank, ACB,
7.88%, 04/16/18 (a)	$7,685,000	$8,602,827
1.11%, 06/15/22 (a)(b)	10,000,000	9,464,090
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
4.63%, 12/01/23	5,000,000	5,210,725
3.38%, 05/21/25	4,000,000	3,960,432
Fifth Third Bancorp,
4.50%, 06/01/18	6,350,000	6,686,315
Fifth Third Bank,
2.88%, 10/01/21	5,000,000	4,979,865
HSBC Bank USA NA,
4.88%, 08/24/20	3,000,000	3,275,244
HSBC Holdings PLC,
5.25%, 03/14/44	2,750,000	2,853,466
Huntington Bancshares, Inc.,
7.00%, 12/15/20 (c)	2,500,000	2,911,160
ING Bank NV,
5.80%, 09/25/23 (a)	3,000,000	3,259,410
JPMorgan Chase & Co.,
7.90%, 04/30/18 (d)	1,000,000	1,018,000
3.88%, 09/10/24	3,000,000	2,984,232
4.95%, 06/01/45 (c)	1,500,000	1,499,712
JPMorgan Chase Bank NA,
6.00%, 10/01/17	8,350,000	8,927,486
PNC Bank NA,
2.70%, 11/01/22	10,300,000	10,018,161
Sovereign Bank,
8.75%, 05/30/18	7,500,000	8,464,838
SunTrust Bank,
5.20%, 01/17/17	5,000,000	5,165,925
UBS Group Funding Jersey Ltd.,
2.95%, 09/24/20 (a)	5,000,000	4,953,325
Wells Fargo & Co.,
4.10%, 06/03/26	7,000,000	7,065,758

		158,240,385

Beverages 0.4%
Dr. Pepper Snapple Group, Inc.,
3.40%, 11/15/25	6,000,000	5,893,434

Biotechnology 0.8%
Celgene Corp.,
2.88%, 08/15/20	4,000,000	3,969,848
4.63%, 05/15/44	2,350,000	2,219,779
Gilead Sciences, Inc.,
4.80%, 04/01/44	3,000,000	3,011,814
4.50%, 02/01/45	2,500,000	2,445,410

		11,646,851

Capital Markets 1.1%
FMR LLC,
7.49%, 06/15/19 (a)	3,250,000	3,752,200

11

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
6.50%, 12/14/40 (a)	$3,000,000	$3,736,314
5.15%, 02/01/43 (a)	3,000,000	3,179,127
Morgan Stanley,
5.75%, 01/25/21	2,000,000	2,245,502
4.00%, 07/23/25 (c)	4,000,000	4,119,096

		17,032,239

Chemicals 2.1%
CF Industries, Inc.,
7.13%, 05/01/20	5,000,000	5,642,075
Cytec Industries, Inc.,
3.50%, 04/01/23	10,000,000	9,427,270
3.95%, 05/01/25	5,750,000	5,530,091
Monsanto Co.,
2.85%, 04/15/25	3,000,000	2,735,079
Mosaic Global Holdings, Inc.,
7.38%, 08/01/18	5,000,000	5,418,250
Potash Corp. of Saskatchewan, Inc.,
3.00%, 04/01/25 (c)	2,000,000	1,878,866
5.63%, 12/01/40 (c)	1,500,000	1,575,717

		32,207,348

Commercial Services & Supplies 0.2%
Clean Harbors, Inc.,
5.13%, 06/01/21	1,800,000	1,822,500
GATX Corp.,
5.20%, 03/15/44	1,000,000	954,471

		2,776,971

Consumer Finance 1.4%
Student Loan Marketing Association,
0.00%, 10/03/22	14,956,000	12,525,007
Visa, Inc.,
3.15%, 12/14/25	9,000,000	9,011,124

		21,536,131

Containers & Packaging 0.2%
Ball Corp.,
4.38%, 12/15/20 (c)	2,625,000	2,666,016

Diversified Financial Services 1.3%
GE Capital International Funding Co.,
2.34%, 11/15/20 (a)(c)	10,713,000	10,623,654
General Electric Capital Corp.,
6.00%, 08/07/19	573,000	649,117
5.30%, 02/11/21 (c)	1,718,000	1,937,251
4.65%, 10/17/21	1,432,000	1,585,465
5.40%, 05/15/22	1,125,000	1,258,020
MassMutual Global Funding II,
3.60%, 04/09/24 (a)	3,000,000	3,041,166

		19,094,673

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 2.7%
AT&T, Inc.,
3.40%, 05/15/25 (c)	$5,500,000	$5,285,995
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 02/15/23	500,000	500,625
CCO Safari II LLC,
4.91%, 07/23/25 (a)	10,000,000	9,990,270
CCOH Safari LLC,
5.75%, 02/15/26 (a)(c)	1,800,000	1,804,500
Verizon Communications, Inc.,
2.55%, 06/17/19	7,000,000	7,088,214
5.15%, 09/15/23	9,000,000	9,893,934
3.50%, 11/01/24 (c)	6,000,000	5,926,200

		40,489,738

Electric Utilities 2.5%
Ameren Illinois Co.,
3.25%, 03/01/25	5,500,000	5,531,801
Exelon Generation Co. LLC,
4.25%, 06/15/22 (c)	5,000,000	5,065,975
ITC Holdings Corp.,
6.05%, 01/31/18 (a)	4,150,000	4,478,157
3.65%, 06/15/24	12,000,000	11,820,396
NextEra Energy Capital Holdings, Inc.,
2.70%, 09/15/19	5,000,000	4,977,825
PSEG Power LLC,
4.30%, 11/15/23 (c)	5,000,000	4,907,480
Public Service Co. of Colorado,
2.90%, 05/15/25	2,000,000	1,965,868

		38,747,502

Electronic Equipment & Instruments 0.7%
Koninklijke Philips Electronics NV,
3.75%, 03/15/22	10,000,000	10,265,420

Energy Equipment & Services 0.5%
Schlumberger Holdings Corp.,
4.00%, 12/21/25 (a)	5,000,000	4,933,895
Weatherford International Ltd.,
6.00%, 03/15/18	1,000,000	922,100
Weatherford International, Inc.,
6.35%, 06/15/17	1,465,000	1,428,375

		7,284,370

Food & Staples Retailing 1.5%
CVS Pass-Through Trust,
6.04%, 12/10/28	6,727,075	7,387,587
6.94%, 01/10/30	11,383,324	13,015,066
Sysco Corp.,
3.75%, 10/01/25	3,000,000	3,041,148

		23,443,801

12

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products 3.6%
ConAgra Foods, Inc.,
4.95%, 08/15/20	$5,875,000	$6,281,767
3.20%, 01/25/23 (c)	7,234,000	6,959,318
Grupo Bimbo SAB de CV,
3.88%, 06/27/24 (a)	4,000,000	3,887,552
HJ Heinz Co.,
2.80%, 07/02/20 (a)	7,000,000	6,981,898
JM Smucker Co. (The),
3.50%, 03/15/25	8,000,000	7,956,672
Kraft Foods Group, Inc.,
3.50%, 06/06/22	10,000,000	10,109,460
Post Holdings, Inc.,
6.75%, 12/01/21 (a)	2,800,000	2,856,000
Tyson Foods, Inc.,
3.95%, 08/15/24	9,100,000	9,343,052

		54,375,719

Gas Utilities 3.7%
AGL Capital Corp.,
3.88%, 11/15/25	6,500,000	6,537,557
Boardwalk Pipelines LP,
4.95%, 12/15/24	14,750,000	12,825,567
Enbridge Energy Partners LP,
5.20%, 03/15/20	4,500,000	4,559,180
Energy Transfer Equity LP,
5.50%, 06/01/27 (c)	7,500,000	5,700,000
Energy Transfer Partners LP,
6.50%, 02/01/42	2,000,000	1,626,590
Enterprise Products Operating LLC,
4.85%, 03/15/44	5,000,000	4,048,150
Kinder Morgan Energy Partners LP,
3.95%, 09/01/22	5,000,000	4,352,600
4.15%, 02/01/24	5,000,000	4,313,990
Kinder Morgan, Inc.,
5.55%, 06/01/45	1,500,000	1,170,945
Spectra Energy Partners LP,
4.60%, 06/15/21	2,700,000	2,725,148
4.75%, 03/15/24	8,500,000	8,233,754

		56,093,481

Health Care Providers & Services 1.6%
Becton, Dickinson and Co.,
3.73%, 12/15/24	4,000,000	4,034,104
Dignity Health,
3.13%, 11/01/22	6,000,000	5,966,802
3.81%, 11/01/24	4,000,000	4,064,816
Express Scripts Holding Co.,
4.75%, 11/15/21	5,000,000	5,361,300
3.50%, 06/15/24	5,000,000	4,925,955

		24,352,977

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates 1.1%
Siemens Financieringsmaatschappij NV,
2.90%, 05/27/22 (a)	$8,500,000	$8,496,617
3.25%, 05/27/25 (a)	9,000,000	8,988,885

		17,485,502

Information Technology Services 0.2%
Audatex North America, Inc.,
6.00%, 06/15/21 (a)	3,035,000	3,057,762

Insurance 3.3%
Aflac, Inc.,
3.63%, 06/15/23	8,000,000	8,282,096
Five Corners Funding Trust,
4.42%, 11/15/23 (a)	18,750,000	19,574,681
Liberty Mutual Group, Inc.,
4.95%, 05/01/22 (a)	8,000,000	8,479,880
TIAA Asset Management Finance Co. LLC,
2.95%, 11/01/19 (a)	2,000,000	2,003,986
4.13%, 11/01/24 (a)	11,650,000	11,689,575

		50,030,218

Media 2.3%
21st Century Fox America, Inc.,
3.70%, 10/15/25 (a)(c)	4,500,000	4,488,845
Comcast Corp.,
3.38%, 08/15/25	5,500,000	5,568,046
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.80%, 03/15/22	5,000,000	5,031,615
NBCUniversal Media LLC,
4.38%, 04/01/21	4,000,000	4,344,920
Time Warner Cable, Inc.,
6.75%, 07/01/18	3,250,000	3,545,919
Time Warner, Inc.,
3.60%, 07/15/25	12,500,000	12,168,487

		35,147,832

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.,
3.10%, 03/15/20 (c)	250,000	160,000
3.55%, 03/01/22	5,640,000	3,271,200
3.88%, 03/15/23	10,170,000	5,796,900
Kinross Gold Corp.,
6.88%, 09/01/41	5,000,000	2,739,605
Xstrata (Canada) Financial Corp.,
4.95%, 11/15/21 (a)	2,000,000	1,610,000
Xstrata Finance (Canada) Ltd.,
5.80%, 11/15/16 (a)	2,148,000	2,139,945

		15,717,650

13

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities & Unregulated Power 0.3%
Calpine Corp.,
7.88%, 01/15/23 (a)(c)	$4,530,000	$4,824,450

Oil, Gas & Consumable Fuels 5.7%
Atwood Oceanics, Inc.,
6.50%, 02/01/20 (c)	3,400,000	1,819,000
Baytex Energy Corp.,
5.13%, 06/01/21 (a)	4,800,000	3,228,000
BP AMI Leasing, Inc.,
5.52%, 05/08/19 (a)	3,000,000	3,288,819
BP Capital Markets PLC,
3.56%, 11/01/21	8,000,000	8,160,176
Global Marine, Inc.,
7.00%, 06/01/28 (c)	1,000,000	485,000
Helmerich & Payne International Drilling Co.,
4.65%, 03/15/25	1,200,000	1,200,543
Murphy Oil Corp.,
3.70%, 12/01/22	15,060,000	11,521,201
Noble Energy, Inc.,
3.90%, 11/15/24 (c)	7,500,000	6,675,165
Noble Holding International Ltd.,
3.95%, 03/15/22 (c)	10,000,000	6,613,690
Petroleos Mexicanos,
3.50%, 01/30/23 (c)	5,000,000	4,362,500
5.63%, 01/23/46 (a)	2,000,000	1,530,400
Pride International, Inc.,
6.88%, 08/15/20 (c)	2,500,000	2,321,260
Rowan Cos., Inc.,
5.00%, 09/01/17	6,280,000	6,232,768
4.88%, 06/01/22 (c)	2,830,000	2,081,233
4.75%, 01/15/24 (c)	5,000,000	3,555,590
Shell International Finance BV,
3.25%, 05/11/25	4,000,000	3,903,900
4.38%, 05/11/45	3,000,000	2,832,201
Transocean, Inc.,
7.38%, 04/15/18	5,500,000	4,840,000
6.50%, 11/15/20 (c)	3,000,000	2,070,000
7.12%, 12/15/21 (c)	8,000,000	5,170,000
6.80%, 03/15/38	1,500,000	808,125
8.10%, 12/15/41	1,000,000	570,000
WPX Energy, Inc.,
6.00%, 01/15/22	4,800,000	3,360,000

		86,629,571

Pharmaceuticals 1.7%
AbbVie, Inc.,
3.60%, 05/14/25	6,000,000	5,921,610
Actavis Funding SCS,
3.85%, 06/15/24	1,500,000	1,502,672
3.80%, 03/15/25	5,000,000	4,974,465
Pfizer, Inc.,
6.05%, 03/30/17	6,784,000	7,191,596

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.,
3.25%, 10/01/22	$7,000,000	$6,882,043

		26,472,386

Real Estate Investment Trusts (REITs) 2.9%
CommonWealth REIT,
6.25%, 06/15/17	1,250,000	1,290,986
Corporate Office Properties LP,
3.70%, 06/15/21	12,500,000	12,105,588
Corrections Corp. of America,
4.13%, 04/01/20	2,300,000	2,277,000
Highwoods Realty LP,
5.85%, 03/15/17	1,380,000	1,438,668
Liberty Property LP,
3.38%, 06/15/23	1,000,000	948,433
3.75%, 04/01/25	9,000,000	8,683,875
Piedmont Operating Partnership LP,
4.45%, 03/15/24	10,000,000	10,004,150
WEA Finance LLC/Westfield UK & Europe Finance PLC,
2.70%, 09/17/19 (a)	7,000,000	6,942,334

		43,691,034

Road & Rail 1.1%
Burlington Northern Santa Fe LLC,
4.90%, 04/01/44 (c)	7,250,000	7,439,761
CSX Corp.,
3.40%, 08/01/24 (c)	10,000,000	9,942,110

		17,381,871

Software 0.8%
Oracle Corp.,
2.95%, 05/15/25 (c)	13,000,000	12,664,470

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co.,
6.88%, 05/01/22	4,800,000	5,136,000

Tobacco 1.2%
Altria Group, Inc.,
4.75%, 05/05/21	4,000,000	4,340,084
4.00%, 01/31/24	3,250,000	3,366,951
Reynolds American, Inc.,
3.25%, 11/01/22	3,000,000	2,966,313
4.85%, 09/15/23	7,000,000	7,482,944

		18,156,292

Wireless Telecommunication Services 0.7%
Rogers Communications, Inc.,
3.63%, 12/15/25 (c)	5,750,000	5,655,752
T-Mobile USA, Inc.,
6.25%, 04/01/21	4,800,000	4,944,000

		10,599,752

Total Corporate Bonds (cost $996,935,338)		963,564,600

14

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

Municipal Bonds 2.1%

	Principal Amount	Market Value

California 1.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	$3,885,000	$4,740,244
State of California, GO
5.70%, 11/01/21	10,250,000	12,006,542
6.65%, 03/01/22	4,000,000	4,791,840

		21,538,626

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB
7.46%, 10/01/46	6,000,000	8,068,380
Series D, 8.00%, 10/01/47	2,000,000	2,524,400

		10,592,780

Total Municipal Bonds (cost $29,975,598)		32,131,406

Sovereign Bond 0.8%
ISRAEL 0.8%
Israel Government AID Bond,
5.50%, 12/04/23	10,602,000	12,750,400

Total Sovereign Bond (cost $12,517,791)		12,750,400

U.S. Government Mortgage Backed Agencies 5.6%
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	2,226,133	2,294,259
Pool# 874296 6.35%, 02/01/25	2,467,079	2,880,264
Pool# 464969 6.34%, 04/01/28	2,463,714	2,920,956
Pool# 468516 5.17%, 06/01/28	943,419	1,069,786
Pool# AU3180 3.00%, 08/01/28	12,025,058	12,418,545
Pool# AM7073 6.41%, 01/01/30	1,543,157	1,753,883
Pool# 468127 5.70%, 05/01/41	1,238,875	1,445,659
Pool# AP0524 3.00%, 07/01/42	5,430,013	5,454,413
Pool# AP4507 3.00%, 09/01/42	10,743,606	10,780,160
Pool# AQ9116 3.00%, 12/01/42	10,841,850	10,851,258
Pool# AR4239 3.00%, 02/01/43	12,546,902	12,574,612

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AR9398 3.50%, 06/01/43	$2,809,581	$2,902,489
Pool# AY4462 4.00%, 03/01/45	6,879,883	7,282,613
Pool# AS6181 3.00%, 11/01/45	9,999,997	10,008,674

Total U.S. Government Mortgage Backed Agencies (cost $86,318,853)		84,637,571

U.S. Government Sponsored & Agency Obligations 5.7%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17 (a)	8,225,000	8,644,261
Federal Farm Credit Banks 0.65%, 03/28/17	10,000,000	9,975,270
Federal Home Loan Banks
3.63%, 03/12/21	8,000,000	8,610,480
5.00%, 03/12/21	5,000,000	5,711,325
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	8,000,000	8,590,864
Federal National Mortgage Association 0.00%, 06/01/17	1,000,000	983,638
Private Export Funding Corp.
2.25%, 12/15/17	7,000,000	7,115,073
4.30%, 12/15/21	20,000,000	21,950,680
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	15,152,177

Total U.S. Government Sponsored & Agency Obligations (cost $83,004,515)		86,733,768

U.S. Treasury Notes 5.3%
U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (e)	3,000,000	3,516,650
U.S. Treasury Notes
0.63%, 04/30/18 (c)	38,000,000	37,511,624
2.00%, 08/15/25 (c)	40,000,000	39,001,560

Total U.S. Treasury Notes (cost $80,859,938)		80,029,834

Yankee Dollars 1.3%
Chemicals 1.0%
Agrium, Inc.
3.38%, 03/15/25	2,250,000	2,052,803
7.13%, 05/23/36	1,500,000	1,802,170

15

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Chemicals (continued)
4.90%, 06/01/43	$3,500,000	$3,131,006
5.25%, 01/15/45	2,500,000	2,330,385
Potash Corp. of Saskatchewan, Inc., 3.63%, 03/15/24(c)	6,525,000	6,345,458

		15,661,822

Energy Equipment & Services 0.1%
Weatherford International Ltd., 6.50%, 08/01/36	2,700,000	1,822,500

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,485,982

Total Yankee Dollars (cost $21,806,644)		19,970,304

Repurchase Agreements 1.9%
Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $2,007,312, collateralized by U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $2,040,004. (f)(g)(h)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $3,000,491, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $3,060,001. (f)(g)(i)	3,000,000	3,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $2,554,411, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $2,605,406. (f)(g)	2,554,320	2,554,320
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $1,618,529, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $1,650,837. (f)(g)	1,618,468	1,618,468

Repurchase Agreements (continued)

	Principal Amount	Market Value

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $10,000,642, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $10,200,000. (f)(g)	$10,000,000	$10,000,000
Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (f)(g)	10,000,000	10,000,000

Total Repurchase Agreements (cost $29,172,788)		29,172,788

Total Investments (cost $1,567,881,347) (j) — 100.8%		1,534,954,253
Liabilities in excess of other assets — (0.8)%		(11,586,146)

NET ASSETS — 100.0%		$1,523,368,107

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $351,962,718 which represents 23.10% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date.

(c)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $133,986,373, which was collateralized by repurchase agreements with a total value of $29,172,788 and $109,461,296 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 9.00%, and maturity dates ranging from 01/07/16 - 12/20/65, a total value of $138,634,084.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date reflects the next call date.

16

Statement of Investments (Continued)

December 31, 2015

NVIT Core Bond Fund (Continued)

(e)	Principal amounts are not adjusted for inflation.

(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $29,172,788.

(g)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(h)	The repurchase agreement has a daily put feature.

(i)	Illiquid security.

(j)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ACB	Agricultural Credit Bank

AID	Agency for International Development

BA	Limited

BV	Private Limited Liability Company

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB de CV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2015

NVIT Core Bond Fund
Assets:
Investments, at value*(cost $1,538,708,559)	$1,505,781,465
Repurchase agreements, at value (cost $29,172,788)	29,172,788

Total Investments, at value (total cost $1,567,881,347)	1,534,954,253

Cash	5,837,762
Interest receivable	12,002,529
Security lending income receivable	33,445
Receivable for investments sold	295,358
Receivable for capital shares issued	166,034
Prepaid expenses	2,753

Total Assets	1,553,292,134

Liabilities:
Payable for capital shares redeemed	125,051
Payable upon return of securities loaned (Note 2)	29,172,788
Accrued expenses and other payables:
Investment advisory fees	511,103
Fund administration fees	38,647
Distribution fees	20,953
Administrative servicing fees	14,421
Accounting and transfer agent fees	1,902
Custodian fees	8,952
Compliance program costs (Note 3)	1,652
Professional fees	22,547
Printing fees	5,839
Other	172

Total Liabilities	29,924,027

Net Assets	$1,523,368,107

Represented by:
Capital	$1,549,571,575
Accumulated undistributed net investment income	4,108,747
Accumulated net realized gains from investments	2,614,879
Net unrealized appreciation/(depreciation) from investments	(32,927,094)

Net Assets	$1,523,368,107

Net Assets:
Class I Shares	$13,877,606
Class II Shares	97,493,594
Class Y Shares	1,411,996,907

Total	$1,523,368,107

*	Includes value of securities on loan of $133,986,373 (Note 2).

18

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Core Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,327,253
Class II Shares	9,351,862
Class Y Shares	135,152,312

Total	145,831,427

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.46
Class II Shares	$10.43
Class Y Shares	$10.45

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Year Ended December 31, 2015

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$55,288,169
Income from securities lending (Note 2)	431,376

Total Income	55,719,545

EXPENSES:
Investment advisory fees	6,119,438
Fund administration fees	466,886
Distribution fees Class II Shares	254,493
Administrative servicing fees Class I Shares	22,771
Administrative servicing fees Class II Shares	154,900
Professional fees	86,774
Printing fees	19,040
Trustee fees	43,492
Custodian fees	58,306
Accounting and transfer agent fees	10,846
Compliance program costs (Note 3)	6,691
Other	39,469

Total Expenses	7,283,106

NET INVESTMENT INCOME	48,436,439

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,170,392
Net change in unrealized appreciation/(depreciation) from investments	(62,175,911)

Net realized/unrealized losses from investments	(58,005,519)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,569,080)

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$48,436,439	$43,189,412
Net realized gains from investments	4,170,392	8,636,536
Net change in unrealized appreciation/(depreciation) from investments	(62,175,911)	20,426,347

Change in net assets resulting from operations	(9,569,080)	72,252,295

Distributions to Shareholders From:
Net investment income:
Class I	(431,094)	(452,645)
Class II	(2,788,001)	(2,622,586)
Class Y	(45,755,581)	(40,999,984)
Net realized gains:
Class I	(70,339)	—
Class II	(471,797)	—
Class Y	(6,767,881)	—

Change in net assets from shareholder distributions	(56,284,693)	(44,075,215)

Change in net assets from capital transactions	49,583,323	128,257,437

Change in net assets	(16,270,450)	156,434,517

Net Assets:
Beginning of year	1,539,638,557	1,383,204,040

End of year	$1,523,368,107	$1,539,638,557

Accumulated undistributed net investment income at end of year	$4,108,747	$3,093,196

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,990,453	$7,027,931
Dividends reinvested	501,433	452,645
Cost of shares redeemed	(5,286,633)	(4,876,161)

Total Class I Shares	(1,794,747)	2,604,415

Class II Shares
Proceeds from shares issued	15,284,320	10,598,818
Dividends reinvested	3,259,798	2,622,586
Cost of shares redeemed	(19,555,994)	(24,155,217)

Total Class II Shares	(1,011,876)	(10,933,813)

Class Y Shares
Proceeds from shares issued	78,338,246	177,489,114
Dividends reinvested	52,523,462	40,999,984
Cost of shares redeemed	(78,471,762)	(81,902,263)

Total Class Y Shares	52,389,946	136,586,835

Change in net assets from capital transactions	$49,583,323	$128,257,437

21

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014

SHARE TRANSACTIONS:
Class I Shares
Issued	271,016	635,086
Reinvested	47,560	41,574
Redeemed	(480,659)	(440,412)

Total Class I Shares	(162,083)	236,248

Class II Shares
Issued	1,398,387	964,815
Reinvested	310,109	241,496
Redeemed	(1,794,172)	(2,190,491)

Total Class II Shares	(85,676)	(984,180)

Class Y Shares
Issued	7,111,882	16,052,960
Reinvested	4,988,977	3,769,060
Redeemed	(7,175,831)	(7,395,005)

Total Class Y Shares	4,925,028	12,427,015

Total change in shares	4,677,269	11,679,083

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2015 (b)	$10.92	0.33	(0.41)	(0.08)	(0.33)	(0.05)	(0.38)	–	$10.46	(0.72%)	$13,877,606	0.59%	2.99%	0.59%	26.89%
Year Ended December 31, 2014 (b)	$10.69	0.31	0.23	0.54	(0.31)	–	(0.31)	–	$10.92	5.06%	$16,257,526	0.59%	2.79%	0.59%	31.66%
Year Ended December 31, 2013 (b)	$11.31	0.30	(0.51)	(0.21)	(0.29)	(0.12)	(0.41)	–	$10.69	(1.91%)	$13,398,109	0.60%	2.68%	0.60%	33.61%
Year Ended December 31, 2012 (b)	$10.89	0.34	0.50	0.84	(0.35)	(0.07)	(0.42)	–	$11.31	7.75%	$19,849,931	0.60%	2.99%	0.60%	44.60%
Year Ended December 31, 2011 (b)	$10.53	0.34	0.35	0.69	(0.33)	–	(0.33)	–	$10.89	6.59%	$20,380,874	0.60%	3.18%	0.60%	43.26%

Class II Shares
Year Ended December 31, 2015 (b)	$10.88	0.30	(0.40)	(0.10)	(0.30)	(0.05)	(0.35)	–	$10.43	(0.88%)	$97,493,594	0.84%	2.73%	0.84%	26.89%
Year Ended December 31, 2014 (b)	$10.66	0.28	0.22	0.50	(0.28)	–	(0.28)	–	$10.88	4.68%	$102,727,503	0.84%	2.54%	0.84%	31.66%
Year Ended December 31, 2013 (b)	$11.28	0.27	(0.51)	(0.24)	(0.26)	(0.12)	(0.38)	–	$10.66	(2.13%)	$111,094,728	0.84%	2.43%	0.84%	33.61%
Year Ended December 31, 2012 (b)	$10.86	0.31	0.50	0.81	(0.32)	(0.07)	(0.39)	–	$11.28	7.48%	$120,912,530	0.85%	2.74%	0.85%	44.60%
Year Ended December 31, 2011 (b)	$10.51	0.31	0.34	0.65	(0.30)	–	(0.30)	–	$10.86	6.24%	$129,001,795	0.85%	2.92%	0.85%	43.26%

Class Y Shares
Year Ended December 31, 2015 (b)	$10.91	0.34	(0.40)	(0.06)	(0.35)	(0.05)	(0.40)	–	$10.45	(0.56%)	$1,411,996,907	0.44%	3.14%	0.44%	26.89%
Year Ended December 31, 2014 (b)	$10.69	0.33	0.21	0.54	(0.32)	–	(0.32)	–	$10.91	5.11%	$1,420,653,528	0.44%	2.94%	0.44%	31.66%
Year Ended December 31, 2013 (b)	$11.31	0.31	(0.50)	(0.19)	(0.31)	(0.12)	(0.43)	–	$10.69	(1.72%)	$1,258,711,203	0.44%	2.83%	0.44%	33.61%
Year Ended December 31, 2012 (b)	$10.89	0.35	0.51	0.86	(0.37)	(0.07)	(0.44)	–	$11.31	7.91%	$1,056,013,651	0.45%	3.13%	0.45%	44.60%
Year Ended December 31, 2011 (b)	$10.53	0.36	0.34	0.70	(0.34)	–	(0.34)	–	$10.89	6.75%	$904,151,342	0.45%	3.33%	0.45%	43.26%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds and NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value

25

Notes to Financial Statements (Continued)

December 31, 2015

assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $29,172,788, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (c) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

26

Notes to Financial Statements (Continued)

December 31, 2015

(c)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $376,370,938, collateralized by a U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $382,500,694.

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63% – 1.75%, maturing 08/31/17 – 03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89% – 4.50%, maturing 05/25/23 – 12/01/45; total market value $153,000,000.

27

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Citigroup Global Markets, Inc.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Deutsche Bank Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Goldman Sachs & Co.	2,554,320	—	2,554,320	(2,554,320)	—
Nomura Securities International, Inc.	1,618,468	—	1,618,468	(1,618,468)	—
Nomura Securities International, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Societe Generale	10,000,000	—	10,000,000	(10,000,000)	—
Total	$29,172,788	$—	$29,172,788	$(29,172,788)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to paydown losses, distribution redesignations and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

28

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments
$—	$1,553,788	$(1,553,788)

Amount designated as “—” is zero or has been rounded to zero.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

29

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.39%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $1,870,259.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $466,886 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $6,691.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

30

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s total administrative services fees were $177,671.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $467,186,729 and sales of $414,721,737 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the year ended December 31, 2015, the Fund had purchases of $49,470,073 and sales of $36,690,442 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within

31

Notes to Financial Statements (Continued)

December 31, 2015

those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$53,135,127	$3,149,566	$56,284,693	$—	$56,284,693

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$44,075,215	$—	$44,075,215	$—	$44,075,215

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,095,149	$2,614,879	$6,710,028	$—	$(32,913,496)	$(26,203,468)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,567,867,749	$22,025,845	$(54,939,341)	$(32,913,496)

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Core Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

33

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 0.14%.

The Fund designates $3,149,566, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

34

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

35

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

36

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

37

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

39

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

40

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

41

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

42

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

43

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

44

Annual Report

December 31, 2015

NVIT Short Term Bond Fund

AR-STB 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Short Term Bond Fund

For the annual period ended December 31, 2015, the NVIT Short Term Bond Fund (Class Y) returned 0.06% versus 0.65% for its benchmark, the Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Short-Intermediate Investment Grade Debt Funds (consisting of 23 funds as of December 31, 2015) was 0.31% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Geopolitical events, the rate of economic growth in China, and Federal Reserve monetary policy contributed to a challenging year for the fixed income markets.

Ten-year Treasuries, which began the period at approximately 2.17%, followed a bumpy path to a slightly higher yield at the end of the period. The yield dropped sharply to under 1.70%, rose back to approximately 2.50% by mid-year, and then settled at near 2.27%. Growing international tensions and complications continued unabated, which contributed to strength in U.S. Treasuries at times during the year, as a flight-to-quality or “risk-off” position. Treasuries were also supported by more fundamental factors such as the continued slide in commodity prices and concerns over slowing economic growth in China.

Federal Reserve (Fed) policy also contributed to market uncertainty. The market began the period with an expectation that the Fed would increase rates (tighten monetary policy) likely by mid-summer. When the Fed did not act, the market expectation shifted to September, which also passed without the Fed increasing rates. While inflation pressures and core strength in employment continued to signal that the Fed had room to maintain its stance, it elected to increase rates by 25 basis points in December, after seven years of rates near zero. The Fed’s accompanying comments on the rate action expressed a view that there were still risks to the economy and that it considered monetary policy to still be “accommodative”. The collapse in commodity prices throughout the year contributed to the hesitancy of the Fed to tighten policy until December.

Over the full year, this uncertain environment was challenging for the performance of credit assets, such as certain investment-grade and non-investment-grade corporate bonds. Credit risk premiums, or spreads, generally widened over the period. Higher quality holdings provided the strongest performance on the market preference for quality.

The portfolio underweight in U.S. Treasuries detracted from relative performance as the market preferred higher quality assets for the year. The overweight positions in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and non-agency housing contributed positively to relative performance.

Typically, geopolitical influences on the capital markets tend to be short lived, with business cycle, fundamental and technical factors ultimately driving the value of assets. While the environment during the period was unfavorable for our longer-term oriented positioning of the portfolio, we believe the Fund is structured well for an expectation of gradually rising interest rates and continuing economic growth.

This Fund did not use financial derivatives, either over-the-counter or exchange traded. The Fund did utilize bank loans which are a non-derivative fixed income asset class.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary S. Davis, CFA

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT Short Term Bond Fund

Asset Allocation†

Corporate Bonds	61.2%
Asset-Backed Securities	21.5%
Commercial Mortgage Backed Securities	6.0%
U.S. Treasury Notes	5.5%
Bank Loans	2.4%
Collateralized Mortgage Obligations	1.1%
Repurchase Agreements	0.9%
Yankee Dollars	0.6%
Municipal Bond	0.4%
U.S. Government Mortgage Backed Agencies	0.2%
Other assets in excess of liabilities	0.2%
100.0%

Top Industries††

Automobiles	11.7%
Banks	10.0%
Oil, Gas & Consumable Fuels	6.8%
Capital Markets	3.5%
Food Products	3.4%
Health Care Providers & Services	3.4%
Metals & Mining	3.2%
Gas Utilities	2.6%
Diversified Telecommunication Services	2.5%
Diversified Financial Services	2.0%
Other Industries*	50.9%
100.0%

Top Holdings††

Dryden Senior Loan Fund, 1.57%, 07/17/23	1.8%
Rowan Cos., Inc., 5.00%, 09/01/17	1.7%
Murphy Oil Corp., 2.50%, 12/01/17	1.6%
Gramercy Park CLO Ltd., 1.62%, 07/17/23	1.5%
UBS AG, 5.88%, 07/15/16	1.5%
U.S. Treasury Notes, 2.00%, 08/15/25	1.5%
Ford Motor Credit Co. LLC, 4.25%, 02/03/17	1.4%
CoBank, ACB, 1.11%, 06/15/22	1.2%
Citigroup Commercial Mortgage Trust, 5.71%, 12/10/49	1.0%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/16	1.0%
Other Holdings*	85.8%
100.0%

Objective

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class Y) returned 0.06%, underperforming the benchmark by 0.59% and the Lipper peer category median by 0.25%

•	The portfolio underweight in U.S. Treasuries detracted from relative performance as the market preferred higher quality assets for the year

•	The overweight positions in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and non-agency housing contributed positively to relative performance

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Fund Performance	NVIT Short Term Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.08)%	1.25%	2.03%
Class II	(0.34)%	1.01%	1.77%
Class Y	0.06%	1.41%	2.16%
Barclays U.S. 1-3 Year Government/Credit Bond Index	0.65%	0.98%	1.76%
CPI	0.73%	1.53%	1.33%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio^
Class I	0.53%
Class II	0.78%
Class Y	0.38%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

6

Fund Performance (con’t.)	NVIT Short Term Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Short Term Bond Fund since inception through 12/31/15 versus performance of the Barclays U.S. 1-3 Year Government (Govt)/Credit Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Short Term Bond Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	990.60	2.71	0.54
	Hypothetical	(a)(b)	1,000.00	1,022.48	2.75	0.54
Class II Shares	Actual	(a)	1,000.00	989.90	3.96	0.79
	Hypothetical	(a)(b)	1,000.00	1,021.22	4.02	0.79
Class Y Shares	Actual	(a)	1,000.00	991.10	1.96	0.39
	Hypothetical	(a)(b)	1,000.00	1,023.24	1.99	0.39

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Short Term Bond Fund

Asset-Backed Securities 21.5%

	Principal Amount	Market Value

Automobiles 5.3%
Capital Auto Receivables Asset Trust 2015-4, Series 2015-4, Class A2, 1.62%, 03/20/19	$6,000,000	$5,964,150
Credit Acceptance Auto Loan Trust Series 2013-2A, Class A, 1.50%, 04/15/21 (a)	4,923,441	4,918,497
Series 2014-1A, Class A, 1.55%, 10/15/21 (a)	8,500,000	8,464,216
Series 2014-2A, Class A, 1.88%, 03/15/22 (a)	9,540,000	9,495,140
Series 2015-1A, Class A, 2.00%, 07/15/22 (a)	13,000,000	12,892,156
Series 2015-2A, Class A, 2.40%, 02/15/23 (a)	10,000,000	9,935,520
First Investors Auto Owner Trust Series 2012-2A, Class A2, 1.47%, 05/15/18 (a)	35,522	35,525
Series 2014-1A, Class A3, 1.49%, 01/15/20 (a)	8,055,000	8,041,377
Series 2014-2A, Class A2, 0.86%, 08/15/18 (a)	3,510,668	3,506,478
Series 2015-2A, Class A2, 2.28%, 09/15/21 (a)	11,580,000	11,550,647
Flagship Credit Auto Trust Series 2014-2, Class A, 1.43%, 12/16/19 (a)	3,781,070	3,756,941
Series 2015-2, Class A, 1.98%, 10/15/20 (a)	13,144,990	13,087,198
Flagship Credit Auto Trust 2015-3, Series 2015-3 2. 38%, 10/15/20 (a)	11,719,899	11,662,600

		103,310,445

Home Equity 1.3%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 1.52%, 10/25/34 (b)	1,278,417	1,265,148
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 1.18%, 12/25/33 (b)	8,601,277	8,360,043
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.32%, 12/25/34 (b)	2,049,000	1,993,137
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 1.18%, 01/25/35 (b)	9,070,303	8,936,195
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 0.84%, 11/25/35 (b)	3,057,969	3,031,985

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Home Equity (continued)
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.89%, 02/25/35 (b)	$2,141,132	$2,133,705

		25,720,213

Other 14.9%
A Voce CLO Ltd., Series 2014-1A, Class A1B, 1.78%, 07/15/26 (a)(b)	9,000,000	8,817,210
ALM VII Ltd., Series 2012-7A, Class A1, 1.74%, 10/19/24 (a)(b)	19,775,000	19,502,105
Alterna Funding II LLC, Series 2015-1X, Class A, 2.50%, 02/15/24	13,119,115	12,756,240
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 1.11%, 05/25/34 (b)	5,533,272	5,472,418
Atrium VII, Series 7AR, Class BR, 2.11%, 11/16/22 (a)(b)	5,000,000	4,933,000
Bayview Opportunity Master Fund Trust Series 2014-15RP, Class A, 3.72%, 10/28/19 (a)(b)	5,978,035	5,954,601
Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)	4,856,005	4,813,023
Bayview Opportunity Master Fund Trust IIB LP, Series 2014-18NP, Class A, 3.23%, 07/28/34 (a)(c)	13,512,528	13,489,208
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.91%, 07/25/35 (b)	8,188,134	8,035,723
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/23 (a)	8,469,270	8,477,146
Dryden Senior Loan Fund Series 2011-22A, Class A1R, 1.49%, 01/15/22 (a)(b)	4,096,489	4,081,332
Series 2012-23RA, Class A1R, 1.57%, 07/17/23 (a)(b)	35,000,000	34,853,000
First Franklin Mortgage Loan Trust, Series 2004-FF6, Class A1, 1.20%, 07/25/34 (b)	3,849,513	3,839,383
FNA Trust, Series 2014-1A, Class A, 1.30%, 12/10/22 (a)	5,237,655	5,228,646
Gramercy Park CLO Ltd., Series 2012-1AR, Class A1R, 1.62%, 07/17/23 (a)(b)	30,000,000	29,901,000

9

Statement of Investments (Continued)

December 31, 2015

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2015-T2, Class AT2, 3.30%, 08/17/48 (a)	$8,542,000	$8,481,212
Series 2015-T4, Class AT4, 3.20%, 11/15/47 (a)	20,000,000	19,937,276
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.79%, 11/20/23 (a)(b)	2,300,000	2,300,000
RMAT LLC, Series 2015-1, Class A1, 4.09%, 07/27/20 (a)(c)	9,387,368	9,321,652
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3, Series 2015-T3, Class AT3, 2.92%, 07/15/47 (a)	14,000,000	13,987,120
US Residential Opportunity Fund Trust Series 2015-1III, Class A, 3.72%, 01/27/35 (a)	5,225,109	5,191,162
Series 2015-1IV, Class A, 3.72%, 02/27/35 (a)	7,865,354	7,811,109
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/25/55 (a)(c)	1,410,423	1,403,967
VOLT XL LLC, Series 2015-NP14, Class A1, 4.38%, 11/27/45 (a)(c)	7,000,000	6,991,662
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (a)(c)	9,570,283	9,440,780
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/45 (a)(c)	10,337,387	10,186,421
VOLT XXVI LLC, Series 2014-NPL6, Class A1, 3.13%, 09/25/43 (a)(c)	6,508,465	6,488,495
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.62%, 07/25/45 (a)(c)	5,466,322	5,388,642
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 3.62%, 07/25/45 (a)(c)	16,185,342	16,000,357

		293,083,890

Total Asset-Backed Securities (cost $424,570,280)		422,114,548

Bank Loans 2.4%

	Principal Amount	Market Value

Aerospace & Defense 0.5%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 4.00%, 12/16/21	$9,381,818	$9,360,709

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 3.75%, 10/01/21	1,980,000	1,941,390

Electrical Equipment 0.1%
Sensata Technologies BV, 1st Lien Tranche B Term Loan, 3.00%, 10/14/21	2,962,613	2,904,605

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 4.25%, 11/17/17	2,686,726	2,632,991

Health Care Providers & Services 0.2%
Community Health Systems Inc., 1st Lien Tranche G Term Loan, 3.75%, 12/31/19	1,045,771	1,017,671
Community Health Systems Inc., 1st Lien Tranche H Term Loan, 4.00%, 01/27/21	1,924,191	1,891,211

		2,908,882

Health Care Technology 0.3%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.50%, 01/31/22	5,283,383	5,151,299

Information Technology Services 0.3%
First Data Corp., 1st Lien Tranche B Term Loan, 4.17%, 07/08/22	5,750,000	5,662,312
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 5.75%, 11/23/19	958,225	952,533

		6,614,845

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 4.75%, 04/28/21	2,962,312	2,303,197

Software 0.5%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 6.50%, 12/04/20	9,925,000	8,994,531

10

Statement of Investments (Continued)

December 31, 2015

NVIT Short Term Bond Fund (Continued)

Bank Loans (continued)

	Principal Amount	Market Value

Specialty Retail 0.2%
Camping World, Inc., 1st Lien Tranche B Term Loan, 5.75%, 02/20/20	$3,770,701	$3,712,557

Total Bank Loan (cost $47,779,218)		46,525,006

Collateralized Mortgage Obligations 1.1%
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	5,379,303	5,462,701
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42 (a)(b)	1,617,004	1,627,236
Federal Home Loan Mortgage Corp. REMICS
Series 3640, Class EL, 4.00%, 03/15/20	685,097	709,337
Series 3728, Class EA, 3.50%, 09/15/20	210,351	211,285
Series 3616, Class PA, 4.50%, 11/15/39	546,551	572,873
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33 (c)	81,893	84,991
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3, 3.75%, 11/25/54 (a)(b)	11,930,023	12,121,534
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	1,008,597	1,026,205

Total Collateralized Mortgage Obligations (cost $22,072,069)		21,816,162

Commercial Mortgage Backed Securities 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.56%, 06/10/49 (b)	8,513,636	8,750,271
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.83%, 09/15/26 (a)(b)	6,098,000	6,071,865
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, 5.71%, 09/11/38 (b)	1,007,811	1,014,319
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	12,170,571
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.18%, 12/15/27 (a)(b)	5,000,000	4,954,528

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4, 5.71%, 12/10/49 (b)	$19,691,000	$20,348,024
Series 2008-C7, Class A4, 6.14%, 12/10/49 (b)	8,555,095	8,995,295
COMM Mortgage Trust
Series 2014-TWC, Class B, 1.83%, 02/13/32 (a)(b)	13,000,000	12,901,309
Series 2014-TWC, Class C, 2.05%, 02/13/32 (a)(b)	6,000,000	5,908,912
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	1,130,851	1,132,883
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46 (a)	611,255	612,045
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.45%, 12/15/48 (b)	29,216,406	1,434,149
Morgan Stanley Capital I
Series 2007-IQ15, Class A4, 5.92%, 06/11/49 (b)	9,727,309	10,105,413
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	8,500,038	8,879,126
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	772,385	772,303
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 02/15/51 (b)	5,474,162	5,658,627
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.68%, 02/15/27 (a)(b)	9,000,000	8,835,656

Total Commercial Mortgage Backed Securities (cost $125,151,606)		118,545,296

Corporate Bonds 61.2%
Airlines 1.2%
Air Canada Pass Through Trust,
Series 2015-1, Class B, 3.88%, 03/15/23 (a)	11,460,000	11,116,200
American Airlines Pass Through Trust,
Series 2013-2, Class B, 5.60%, 07/15/20 (a)	4,366,066	4,453,387
Series 2015-1, Class B, 3.70%, 05/01/23	3,836,306	3,749,989

11

Statement of Investments (Continued)

December 31, 2015

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines (continued)
American Airlines Pass Through Trust (continued)
Series 2015-2, Class B, 4.40%, 09/22/23	$5,000,000	$4,962,500

		24,282,076

Auto Components 0.7%
BorgWarner, Inc.,
5.75%, 11/01/16	3,000,000	3,094,509
Johnson Controls, Inc.,
1.40%, 11/02/17 (d)	10,000,000	9,896,070

		12,990,579

Automobiles 6.4%
American Honda Finance Corp.,
0.82%, 10/07/16 (b)	10,000,000	10,018,330
Daimler Finance North America LLC,
1.01%, 08/01/16 (a)(b)	10,000,000	9,995,000
Series 144a, 0.84%, 03/10/17 (a)(b)(d)	10,000,000	9,946,570
Ford Motor Credit Co. LLC,
8.00%, 12/15/16	9,775,000	10,333,358
4.25%, 02/03/17	26,000,000	26,564,434
0.98%, 09/08/17 (b)	10,000,000	9,860,600
Hyundai Capital America,
3.75%, 04/06/16 (a)	5,000,000	5,027,260
2.60%, 03/19/20 (a)(d)	10,000,000	9,823,950
Hyundai Capital Services, Inc.,
4.38%, 07/27/16 (a)	2,400,000	2,433,415
1.33%, 03/18/17 (a)(b)	7,000,000	6,979,721
3.50%, 09/13/17 (a)	7,650,000	7,791,977
Nissan Motor Acceptance Corp.,
0.97%, 03/03/17 (a)(b)	10,000,000	9,974,470
1.95%, 09/12/17 (a)(d)	4,165,000	4,171,822
2.65%, 09/26/18 (a)	3,035,000	3,073,153

		125,994,060

Banks 10.0%
Bank of America Corp.,
1.36%, 01/15/19 (b)	5,000,000	5,018,355
Series L, 2.60%, 01/15/19	10,000,000	10,032,590
Series L, 2.65%, 04/01/19	5,000,000	5,012,195
Bank of America NA,
6.00%, 06/15/16	10,000,000	10,213,480
5.30%, 03/15/17	5,000,000	5,201,375
Citigroup, Inc.,
2.50%, 07/29/19 (d)	10,000,000	9,984,930
Citizens Bank NA/Providence RI,
2.45%, 12/04/19	10,000,000	9,837,610
CoBank, ACB,
1.11%, 06/15/22 (a)(b)	25,635,000	24,261,195
Fifth Third Bancorp,
2.30%, 03/01/19	7,000,000	7,016,401

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
HSBC USA, Inc.,
1.47%, 09/24/18 (b)(d)	$10,000,000	$10,008,140
Huntington Bancshares, Inc.,
2.60%, 08/02/18	2,450,000	2,452,830
Huntington National Bank (The),
1.30%, 11/20/16	10,000,000	9,993,330
JPMorgan Chase & Co.,
1.63%, 05/15/18 (d)	5,000,000	4,962,900
JPMorgan Chase Bank NA,
0.83%, 06/13/16 (b)	5,000,000	4,992,570
6.00%, 10/01/17	2,200,000	2,352,152
National City Bank,
0.86%, 12/15/16 (b)	10,432,000	10,398,367
SunTrust Bank,
5.20%, 01/17/17	10,000,000	10,331,850
SunTrust Banks, Inc.,
3.60%, 04/15/16	15,495,000	15,574,567
Union Bank NA,
5.95%, 05/11/16	9,500,000	9,658,469
1.35%, 09/26/16 (b)	10,000,000	9,999,870
Wells Fargo & Co.,
0.78%, 04/22/19 (b)(d)	20,000,000	19,790,860

		197,094,036

Beverages 0.8%
SABMiller Holdings, Inc.,
1.02%, 08/01/18 (a)(b)	15,000,000	14,881,515

Biotechnology 1.0%
Celgene Corp.,
2.30%, 08/15/18 (d)	14,118,000	14,216,318
2.88%, 08/15/20	5,000,000	4,962,310

		19,178,628

Capital Markets 3.5%
Bank of America Corp.,
6.05%, 05/16/16	17,794,000	18,087,441
Bear Stearns Cos. LLC (The),
6.40%, 10/02/17	14,353,000	15,457,133
FMR LLC,
7.49%, 06/15/19 (a)	2,000,000	2,309,046
Morgan Stanley,
2.20%, 12/07/18	4,000,000	4,002,072
UBS AG,
5.88%, 07/15/16	28,741,000	29,379,941

		69,235,633

Chemicals 0.8%
CF Industries, Inc.,
7.13%, 05/01/20	5,500,000	6,206,282
Solvay Finance America LLC,
3.40%, 12/03/20 (a)	10,000,000	9,919,630

		16,125,912

12

Statement of Investments (Continued)

December 31, 2015

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies 1.7%
Catholic Health Initiatives,
1.60%, 11/01/17	$10,000,000	$9,980,560
GATX Corp.,
1.25%, 03/04/17	5,445,000	5,390,452
2.38%, 07/30/18	5,000,000	4,963,825
2.60%, 03/30/20	9,000,000	8,755,875
Novant Health, Inc.,
Series 09B, 5.35%, 11/01/16	5,000,000	5,171,050

		34,261,762

Containers & Packaging 0.1%
Ball Corp.,
4.38%, 12/15/20 (d)	2,125,000	2,158,203

Diversified Financial Services 2.0%
Ameritech Capital Funding Corp.,
9.10%, 06/01/16	3,872,000	3,972,393
GE Capital International Funding Co.,
0.96%, 04/15/16 (a)(d)	10,830,000	10,834,885
General Electric Capital Corp.,
0.52%, 01/08/16 (b)	5,000,000	4,999,975
0.53%, 02/15/17 (b)	5,000,000	4,994,660
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3.50%, 03/15/17	5,000,000	5,025,000
National Rural Utilities Cooperative Finance Corp.,
2.00%, 01/27/20	10,000,000	9,829,910

		39,656,823

Diversified Telecommunication Services 2.5%
CCO Safari II LLC,
3.58%, 07/23/20 (a)	10,000,000	9,940,090
Verizon Communications, Inc.,
2.04%, 09/15/16 (b)	10,000,000	10,061,230
0.88%, 06/09/17 (b)	20,000,000	19,915,740
1.30%, 06/17/19 (b)	10,000,000	9,932,190

		49,849,250

Electric Utilities 0.9%
ITC Holdings Corp.,
6.05%, 01/31/18 (a)	6,500,000	7,013,981
Ohio Power Co.,
Series K, 6.00%, 06/01/16	4,290,000	4,369,519
PSEG Power LLC,
2.75%, 09/15/16	7,000,000	7,056,714

		18,440,214

Electrical Equipment 0.9%
Thermo Fisher Scientific, Inc.,
1.30%, 02/01/17	17,000,000	16,939,888

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services 1.5%
Schlumberger Investment SA,
1.25%, 08/01/17 (a)	$10,000,000	$9,889,600
SESI LLC,
6.38%, 05/01/19 (d)	11,270,000	10,460,025
Weatherford International, Inc.,
6.35%, 06/15/17	9,250,000	9,018,750

		29,368,375

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19 (d)	9,500,000	9,482,131

Food Products 3.4%
ConAgra Foods, Inc.,
1.90%, 01/25/18	17,090,000	16,995,202
2.10%, 03/15/18	3,959,000	3,946,949
4.95%, 08/15/20	1,625,000	1,737,510
Kraft Heinz Foods Co.,
2.00%, 07/02/18 (a)	15,000,000	14,929,200
Tyson Foods, Inc.,
6.60%, 04/01/16	16,319,000	16,534,916
2.65%, 08/15/19	12,000,000	12,006,648

		66,150,425

Gas Utilities 2.6%
DCP Midstream Operating LP,
2.50%, 12/01/17	13,000,000	11,698,687
2.70%, 04/01/19	3,000,000	2,430,270
Enbridge Energy Partners LP,
5.88%, 12/15/16	8,745,000	8,920,040
Series B, 6.50%, 04/15/18	7,700,000	8,067,336
Kinder Morgan Energy Partners LP,
5.00%, 10/01/21	13,000,000	12,270,479
Spectra Energy Partners LP,
2.95%, 09/25/18	5,500,000	5,404,080
Sunoco Logistics Partners Operations LP,
6.13%, 05/15/16	2,000,000	2,028,684

		50,819,576

Health Care Providers & Services 3.2%
Becton, Dickinson and Co.,
2.68%, 12/15/19	7,000,000	7,038,108
Boston Scientific Corp.,
2.65%, 10/01/18	10,000,000	10,052,560
Dignity Health,
2.64%, 11/01/19	6,000,000	6,023,970
Express Scripts Holding Co.,
2.65%, 02/15/17	15,000,000	15,147,315
Laboratory Corp. of America Holdings,
2.63%, 02/01/20	10,000,000	9,872,530
McKesson Corp.,
1.29%, 03/10/17	15,000,000	14,957,835

		63,092,318

13

Statement of Investments (Continued)

December 31, 2015

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates 0.2%
Ingersoll-Rand Luxembourg Finance SA,
2.63%, 05/01/20	$5,000,000	$4,926,615

Insurance 1.2%
Metropolitan Life Global Funding I,
1.50%, 01/10/18 (a)	5,000,000	4,973,740
2.30%, 04/10/19 (a)	7,000,000	7,001,666
TIAA Asset Management Finance Co. LLC,
2.95%, 11/01/19 (a)(d)	11,500,000	11,522,920

		23,498,326

Media 0.8%
Cox Communications, Inc.,
5.88%, 12/01/16 (a)	5,000,000	5,169,250
NBCUniversal Enterprise, Inc.,
1.01%, 04/15/18 (a)(b)	10,000,000	9,983,320

		15,152,570

Metals & Mining 2.7%
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 03/15/18 (d)	10,145,000	7,913,100
3.10%, 03/15/20 (d)	6,700,000	4,288,000
Glencore Funding LLC,
1.57%, 05/27/16 (a)(b)	17,000,000	16,724,243
1.70%, 05/27/16 (a)	5,000,000	4,950,000
2.50%, 01/15/19 (a)(d)	5,000,000	4,175,000
Kinross Gold Corp.,
3.63%, 09/01/16	10,000,000	9,703,260
Xstrata Canada Financial Corp.,
3.60%, 01/15/17 (a)	5,000,000	4,830,000

		52,583,603

Oil, Gas & Consumable Fuels 6.8%
Atwood Oceanics, Inc.,
6.50%, 02/01/20 (d)	3,000,000	1,605,000
BG Energy Capital PLC,
2.88%, 10/15/16 (a)	5,000,000	5,053,950
BP Capital Markets PLC,
1.38%, 11/06/17 (d)	5,000,000	4,970,655
1.23%, 09/26/18 (b)	10,000,000	9,893,630
Canadian Natural Resources Ltd.,
0.98%, 03/30/16 (b)	10,000,000	9,977,810
Murphy Oil Corp.,
2.50%, 12/01/17	34,500,000	31,641,985
Nexen, Inc.,
5.65%, 05/15/17	2,000,000	2,090,930
Petrobras Global Finance BV,
1.99%, 05/20/16 (b)(d)	5,000,000	4,875,000
Petrobras International Finance Co.,
3.88%, 01/27/16	5,000,000	4,980,000
Rowan Cos., Inc.,
5.00%, 09/01/17 (d)	32,775,000	32,528,499

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.,
3.00%, 10/15/17 (d)	$21,500,000	$19,067,813
7.38%, 04/15/18	6,483,000	5,705,040
WPX Energy, Inc.,
5.25%, 01/15/17 (d)	905,000	846,175

		133,236,487

Pharmaceuticals 1.3%
AbbVie, Inc.,
2.50%, 05/14/20	8,000,000	7,919,568
Actavis Funding SCS,
3.45%, 03/15/22	10,000,000	10,010,910
Forest Laboratories, Inc.,
4.88%, 02/15/21 (a)	2,000,000	2,165,604
Pfizer, Inc.,
6.05%, 03/30/17	5,856,000	6,207,840

		26,303,922

Real Estate Investment Trusts (REITs) 1.3%
CommonWealth REIT,
6.25%, 06/15/17	3,500,000	3,614,761
Highwoods Realty LP,
5.85%, 03/15/17	5,200,000	5,421,068
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 09/15/17 (a)	10,000,000	9,914,200
2.70%, 09/17/19 (a)	7,000,000	6,942,334

		25,892,363

Real Estate Management & Development 0.5%
ProLogis LP,
2.75%, 02/15/19	10,000,000	10,104,570

Road & Rail 1.5%
Burlington Northern Santa Fe LLC,
6.88%, 02/15/16	8,210,000	8,263,160
ERAC USA Finance LLC,
1.40%, 04/15/16 (a)	2,065,000	2,064,013
2.75%, 03/15/17 (a)	3,000,000	3,036,501
6.38%, 10/15/17 (a)	1,505,000	1,616,170
Federal Express Corp. 1993 Pass Through Trust,
Series C2, 7.96%, 03/28/17	415,388	436,157
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.85%, 01/15/19	5,722,131	6,122,680
Series 981A, 6.72%, 01/15/22	614,163	692,468
FedEx Corp.,
8.00%, 01/15/19	2,974,000	3,462,102
Union Pacific Railroad Co. 2000 Pass Through Trust,
Series 00-1, 8.00%, 01/10/21	4,416,694	4,826,782

		30,520,033

14

Statement of Investments (Continued)

December 31, 2015

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail 0.3%
L Brands, Inc.,
6.90%, 07/15/17	$5,000,000	$5,350,000

Thrifts & Mortgage Finance 0.5%
Santander Holdings USA, Inc.,
4.63%, 04/19/16	9,000,000	9,078,957

Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.,
5.25%, 09/01/18 (d)	8,000,000	8,161,600

Total Corporate Bonds (cost $1,230,928,696)		1,204,810,450

Municipal Bond 0.4%
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	8,000,000	7,858,400

Total Municipal Bond (cost $8,000,000)		7,858,400

U.S. Government Mortgage Backed Agencies 0.2%
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.21%, 06/01/37 (b)	1,367,856	1,442,839
Pool# 1B3601 2.83%, 10/01/37 (b)	448,428	472,161
Federal National Mortgage Association Pool
Pool# 747271 2.63%, 07/01/34 (b)	1,480,408	1,576,823
Pool# 886345 6.41%, 08/01/36 (b)	168,684	176,651
Pool# 893776 5.91%, 09/01/36 (b)	213,121	223,164
Pool# 949691 5.88%, 09/01/37 (b)	257,225	258,274

Total U.S. Government Mortgage Backed Agencies (cost $4,039,171)		4,149,912

U.S. Treasury Notes 5.5%

	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/16 (e)	$18,750,000	$20,124,661
0.13%, 04/15/17 (d)(e)	18,500,000	19,333,501
U.S. Treasury Notes
0.63%, 05/31/17 (d)	10,000,000	9,955,860
0.63%, 06/30/17 (d)	12,000,000	11,939,532
0.63%, 09/30/17 (d)	17,000,000	16,882,462
2.00%, 08/15/25 (d)	30,000,000	29,251,170

Total U.S. Treasury Notes (cost $108,699,148)		107,487,186

Yankee Dollars 0.6%
Chemicals 0.2%
Agrium, Inc., 7.70%, 02/01/17	3,647,000	3,834,809

Metals & Mining 0.4%
Glencore Canada Corp., 5.50%, 06/15/17(d)	8,000,000	7,810,000

Total Yankee Dollars (cost $12,280,142)		11,644,809

Repurchase Agreements 0.9%
Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $3,000,491, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $3,060,001. (f)(g)(h)	3,000,000	3,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $9,179,171, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $9,362,422. (f)(g)	9,178,845	9,178,845
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $1,498,947, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $1,528,868. (f)(g)	1,498,890	1,498,890

15

Statement of Investments (Continued)

December 31, 2015

NVIT Short Term Bond Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $5,000,321, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $5,100,000. (f)(g)	$5,000,000	$5,000,000

Total Repurchase Agreements (cost $18,677,735)		18,677,735

Total Investments (cost $2,002,198,065) (i) — 99.8%		1,963,629,504
Other assets in excess of liabilities — 0.2%		4,203,436

NET ASSETS — 100.0%		$1,967,832,940

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $704,153,669 which represents 35.78% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2015.

(d)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $136,063,262, which was collateralized by repurchase agreements with a total value of $18,677,735 and $122,066,462 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.00% - 30.90%, and maturity dates ranging from 01/07/16 - 12/20/65, a total value of $140,744,197.

(e)	Principal amounts are not adjusted for inflation.

(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $18,677,735.
(g)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(h)	Illiquid security.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ACB	Agricultural Credit Bank

AG	Stock Corporation

BV	Private Limited Liability Company

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

December 31, 2015

NVIT Short Term Bond Fund
Assets:
Investments, at value* (cost $1,983,520,330)	$1,944,951,769
Repurchase agreements, at value (cost $18,677,735)	18,677,735

Total Investments, at value (total cost $2,002,198,065)	1,963,629,504

Cash	12,584,401
Interest receivable	11,581,008
Security lending income receivable	17,906
Receivable for investments sold	4,934
Receivable for capital shares issued	198,816
Prepaid expenses	5,356

Total Assets	1,988,021,925

Liabilities:
Payable for capital shares redeemed	787,914
Payable upon return of securities loaned (Note 2)	18,677,735
Accrued expenses and other payables:
Investment advisory fees	575,524
Fund administration fees	48,303
Distribution fees	31,011
Administrative servicing fees	22,276
Accounting and transfer agent fees	2,419
Custodian fees	11,438
Compliance program costs (Note 3)	2,142
Professional fees	24,435
Printing fees	5,573
Other	215

Total Liabilities	20,188,985

Net Assets	$1,967,832,940

Represented by:
Capital	$2,018,745,523
Accumulated undistributed net investment income	3,141,885
Accumulated net realized losses from investments	(15,485,907)
Net unrealized appreciation/(depreciation) from investments	(38,568,561)

Net Assets	$1,967,832,940

Net Assets:
Class I Shares	$28,595,956
Class II Shares	146,160,520
Class Y Shares	1,793,076,464

Total	$1,967,832,940

*	Includes value of securities on loan of $136,063,262 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Short Term Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	$2,803,864
Class II Shares	14,390,572
Class Y Shares	175,905,386

Total	193,099,822

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.20
Class II Shares	$10.16
Class Y Shares	$10.19

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2015

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$45,521,681
Income from securities lending (Note 2)	235,208

Total Income	45,756,889

EXPENSES:
Investment advisory fees	7,981,719
Fund administration fees	675,150
Distribution fees Class II Shares	363,877
Administrative servicing fees Class I Shares	40,664
Administrative servicing fees Class II Shares	223,732
Professional fees	115,557
Printing fees	17,529
Trustee fees	64,038
Custodian fees	85,132
Accounting and transfer agent fees	14,462
Compliance program costs (Note 3)	9,634
Other	91,559

Total Expenses	9,683,053

NET INVESTMENT INCOME	36,073,836

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	264,180
Net change in unrealized appreciation/(depreciation) from investments	(25,541,905)

Net realized/unrealized losses from investments	(25,277,725)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,796,111

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$36,073,836	$35,789,268
Net realized gains from investments	264,180	2,025,917
Net change in unrealized appreciation/(depreciation) from investments	(25,541,905)	(19,512,492)

Change in net assets resulting from operations	10,796,111	18,302,693

Distributions to Shareholders From:
Net investment income:
Class I	(555,938)	(296,642)
Class II	(2,482,720)	(1,327,748)
Class Y	(37,510,849)	(38,129,567)

Change in net assets from shareholder distributions	(40,549,507)	(39,753,957)

Change in net assets from capital transactions	(1,065,029,581)	917,003,707

Change in net assets	(1,094,782,977)	895,552,443

Net Assets:
Beginning of year	3,062,615,917	2,167,063,474

End of year	$1,967,832,940	$3,062,615,917

Accumulated undistributed net investment income at end of year	$3,141,885	$3,466,890

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$20,088,108	$2,955,619
Dividends reinvested	555,938	296,642
Cost of shares redeemed	(17,227,955)	(13,352,460)

Total Class I Shares	3,416,091	(10,100,199)

Class II Shares
Proceeds from shares issued	41,273,632	48,936,326
Dividends reinvested	2,482,720	1,327,748
Cost of shares redeemed	(33,130,418)	(31,124,705)

Total Class II Shares	10,625,934	19,139,369

Class Y Shares
Proceeds from shares issued	101,139,864	1,082,095,175
Dividends reinvested	37,510,849	38,129,567
Cost of shares redeemed	$(1,217,722,319)	$(212,260,205)

Total Class Y Shares	(1,079,071,606)	907,964,537

Change in net assets from capital transactions	$(1,065,029,581)	$917,003,707

20

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	1,918,323	280,909
Reinvested	54,343	28,513
Redeemed	(1,642,809)	(1,266,616)

Total Class I Shares	329,857	(957,194)

Class II Shares
Issued	3,966,758	4,668,419
Reinvested	243,564	128,128
Redeemed	(3,187,650)	(2,968,993)

Total Class II Shares	1,022,672	1,827,554

Class Y Shares
Issued	9,672,303	102,724,879
Reinvested	3,669,821	3,666,105
Redeemed	(116,053,762)	(20,160,680)

Total Class Y Shares	(102,711,638)	86,230,304

Total change in shares	(101,359,109)	87,100,664

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2015 (b)	$10.41	0.15	(0.16)	(0.01)	(0.20)	–	(0.20)	–	$10.20	(0.08%	)	$28,595,956	0.53%	1.45%	0.53%	26.53%
Year Ended December 31, 2014 (b)	$10.45	0.13	(0.05)	0.08	(0.12)	–	(0.12)	–	$10.41	0.77%		$25,748,537	0.53%	1.22%	0.53%	34.32%
Year Ended December 31, 2013 (b)	$10.56	0.14	(0.10)	0.04	(0.14)	(0.01)	(0.15)	–	$10.45	0.33%		$35,866,975	0.54%	1.36%	0.54%	40.88%
Year Ended December 31, 2012 (b)	$10.34	0.17	0.23	0.40	(0.18)	–	(0.18)	–	$10.56	3.83%		$29,144,698	0.55%	1.56%	0.55%	42.18%
Year Ended December 31, 2011 (b)	$10.38	0.18	(0.03)	0.15	(0.19)	–	(0.19)	–	$10.34	1.45%		$5,436,533	0.55%	1.71%	0.55%	57.05%

Class II Shares
Year Ended December 31, 2015 (b)	$10.37	0.12	(0.16)	(0.04)	(0.17)	–	(0.17)	–	$10.16	(0.34%	)	$146,160,520	0.79%	1.19%	0.79%	26.53%
Year Ended December 31, 2014 (b)	$10.42	0.10	(0.05)	0.05	(0.10)	–	(0.10)	–	$10.37	0.49%		$138,578,470	0.78%	0.96%	0.78%	34.32%
Year Ended December 31, 2013 (b)	$10.53	0.12	(0.11)	0.01	(0.11)	(0.01)	(0.12)	–	$10.42	0.11%		$120,240,147	0.79%	1.12%	0.79%	40.88%
Year Ended December 31, 2012 (b)	$10.31	0.15	0.21	0.36	(0.14)	–	(0.14)	–	$10.53	3.52%		$99,432,317	0.80%	1.40%	0.80%	42.18%
Year Ended December 31, 2011 (b)	$10.34	0.15	(0.02)	0.13	(0.16)	–	(0.16)	–	$10.31	1.30%		$91,686,274	0.80%	1.46%	0.80%	57.05%

Class Y Shares
Year Ended December 31, 2015 (b)	$10.40	0.16	(0.15)	0.01	(0.22)	–	(0.22)	–	$10.19	0.06%		$1,793,076,464	0.39%	1.57%	0.39%	26.53%
Year Ended December 31, 2014 (b)	$10.45	0.14	(0.05)	0.09	(0.14)	–	(0.14)	–	$10.40	0.87%		$2,898,288,910	0.38%	1.35%	0.38%	34.32%
Year Ended December 31, 2013 (b)	$10.56	0.16	(0.11)	0.05	(0.15)	(0.01)	(0.16)	–	$10.45	0.46%		$2,010,956,352	0.39%	1.51%	0.39%	40.88%
Year Ended December 31, 2012 (b)	$10.33	0.19	0.22	0.41	(0.18)	–	(0.18)	–	$10.56	4.02%		$1,342,110,761	0.40%	1.78%	0.40%	42.18%
Year Ended December 31, 2011 (b)	$10.36	0.19	(0.01)	0.18	(0.21)	–	(0.21)	–	$10.33	1.70%		$991,530,300	0.40%	1.87%	0.40%	57.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds, NVIT Investor Destinations Funds, and NVIT Flexible Fixed Income Fund.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

23

Notes to Financial Statements (Continued)

December 31, 2015

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

24

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $18,677,735, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (d) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the

25

Notes to Financial Statements (Continued)

December 31, 2015

Fund’s custodian the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $204,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Deutsche Bank Securities, Inc.	$3,000,000	$—	$3,000,000	$(3,000,000)	$—
Goldman Sachs & Co.	9,178,845	—	9,178,845	(9,178,845)	—
Nomura Securities International Inc.	1,498,890	—	1,498,890	(1,498,890)	—
Nomura Securities International Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Total	$18,677,735	$—	$18,677,735	$(18,677,735)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

26

Notes to Financial Statements (Continued)

December 31, 2015

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to paydown losses and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments
$—	$4,150,666	$(4,150,666)

Amount designated as “—” is zero or has been rounded to zero.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax

27

Notes to Financial Statements (Continued)

December 31, 2015

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.35%
$1 billion and up to $1.5 billion	0.34%
$1.5 billion and more	0.33%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.34%. During the year ended December 31, 2015, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $1,913,468.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $675,150 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

28

Notes to Financial Statements (Continued)

December 31, 2015

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $9,634.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $264,396.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $615,555,786 and sales of $1,661,247,265 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the year ended December 31, 2015, the Fund had purchases of $134,733,610 and sales of $342,460,887 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

29

Notes to Financial Statements (Continued)

December 31, 2015

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$40,549,507	$—	$40,549,507	$—	$40,549,507

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$39,753,957	$—	$39,753,957	$—	$39,753,957

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$3,219,717	$—	$3,219,717	$(15,485,907)	$(38,646,393)	$(50,912,583)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

30

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,002,275,897	$2,257,101	$(40,903,494)	$(38,646,393)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$15,485,907	Unlimited

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Short Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Short Term Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

32

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

33

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

34

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

37

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

38

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

39

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

40

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

41

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Annual Report

December 31, 2015

NVIT Core Plus Bond Fund

AR-CPB 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Core Plus Bond Fund

For the annual period ended December 31, 2015, the NVIT Core Plus Bond Fund (Class Y) registered -0.19% versus 0.55% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 32 funds as of December 31, 2015) was -0.46% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

U.S. Treasury yields fluctuated during the 12 months ended December 31, 2015, as they generally declined during the first and third quarters and moved higher over the second and fourth quarters of the year. Investor sentiment was challenged at times, given signs of moderating global growth and uncertainties regarding future monetary policy. In mid-December 2015, the Federal Reserve (Fed) raised interest rates for the first time in almost a decade. For the year as a whole, the yield on the two-year Treasury rose 38 basis points (bps), whereas the 10-year Treasury yield rose 10 bps. The spread sectors (non-Treasury securities) generated mixed results during the reporting period.

The Fund underperformed its benchmark during the reporting period. The Fund’s investment grade and high yield corporate bond exposures were headwinds for results as their spreads widened over the year. An allocation to US Treasury Inflation-Protected Securities (TIPS) was also a drag on results. On the upside, having a defensive duration that was shorter than the benchmark contributed to results as yields moved higher in 2015. Yield curve positioning was also additive for results. Other contributors to performance included allocations to agency and non-agency mortgage-backed securities, commercial mortgage-backed securities (CMBS) and global sovereigns. The Fund held financial futures contracts during the period. Futures were used to manage duration and yield curve as well as to adjust non U.S. Dollar exposures. Overall, the futures had a small negative impact on performance.

Looking ahead, we believe the U.S. economy should continue to be driven by the strong consumer, supported by stronger balance sheets, lower energy costs and subdued inflation. We anticipate that monetary policy will remain accommodative in 2016. In our view, the Fed will likely be very gradual in its tightening cycle and allow labor markets to strengthen in order to increase its confidence that 2% inflation will be achieved and sustainable. All told, we anticipate three to four rate hikes over the next year, with the middle point of the Fed Funds rate at around 1%-1.125% by the end of 2016. The forecasted pace of rate hikes would be slow by historical standards. Despite inflation’s undershooting the Fed’s target for several years, we think inflationary pressures could pick up in 2016. The sharp decline in energy prices has kept inflation muted in 2015, but the base effects of this downward spiral appear set to dissipate, which will likely put upward pressure on the Consumer Price Index. Against this backdrop, we expect to maintain our defensive duration positioning and overweight to the spread sectors. We believe this approach is warranted in an attempt to achieve results that are consistent with client objectives.

Subadviser:

Neuberger Berman Fixed Income LLC

Portfolio Managers:

Thanos Bardas, David M. Brown, Andrew A. Johnson, Thomas J. Marthaler and Thomas A. Sontag

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT Core Plus Bond Fund

Asset Allocation†

U.S. Government Mortgage Backed Agencies	30.1%
Corporate Bonds	29.2%
U.S. Treasury Notes	11.8%
U.S. Treasury Bonds	9.6%
Commercial Mortgage Backed Securities	7.7%
Sovereign Bonds	5.3%
Asset-Backed Securities	3.3%
U.S. Government Sponsored & Agency Obligations	2.6%
Short-Term Investments	2.4%
Mutual Fund	1.7%
Yankee Dollar††	0.0%
Liabilities in excess of other assets	(3.7%)
100.0%

Top Industries†††

Banks	5.4%
Diversified Telecommunication Services	4.2%
Capital Markets	1.8%
Gas Utilities	1.7%
Pharmaceuticals	1.5%
Media	1.3%
Oil, Gas & Consumable Fuels	1.0%
Health Care Providers & Services	1.0%
Consumer Finance	0.9%
Real Estate Investment Trusts (REITs)	0.9%
Other Industries	80.3%
100.0%

Top Holdings†††

U.S. Treasury Notes, 0.50%, 03/31/17	2.8%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/26	2.3%
U.S. Treasury Notes, 0.63%, 12/31/16	2.0%
Government National Mortgage Association II Pool TBA, 4.00%, 01/15/46	1.9%
Federal National Mortgage Association Pool TBA, 4.00%, 01/25/46	1.7%
U.S. Treasury Bonds, 3.88%, 08/15/40	1.6%
Fidelity Institutional Money Market Fund—Institutional Class	1.6%
U.S. Treasury Inflation Indexed Notes, 0.25%, 01/15/25	1.6%
U.S. Treasury Bonds, 5.50%, 08/15/28	1.6%
New Zealand Government Bond, 4.50%, 04/15/27	1.4%
Other Holdings	81.5%
100.0%

Objective

The Fund seeks long-term total return, consistent with reasonable risk.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class Y) registered -0.19%, underperforming the benchmark by 0.74% and outperforming the Lipper peer category median by 0.27%

•	Having a defensive duration that was shorter than the benchmark contributed to results as yields moved higher in 2015

•	The Fund’s investment grade and high yield corporate bond exposures were headwinds for results as their spreads widened over the year

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

5

Fund Performance	NVIT Core Plus Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.32)%	3.28%	5.20%
Class II	(0.52)%	3.03%	4.96%
Class Y	(0.19)%	3.45%	5.37%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.04%
CPI	0.73%	1.53%	1.33%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio^
Class I	0.65%
Class II	0.90%
Class Y	0.50%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

6

Fund Performance (con’t.)	NVIT Core Plus Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Plus Bond Fund since inception through 12/31/15 versus performance of the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Plus Bond Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	996.00	3.22	0.64
	Hypothetical	(a)(b)	1,000.00	1,021.98	3.26	0.64
Class II Shares	Actual	(a)	1,000.00	994.80	4.47	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.72	4.53	0.89
Class Y Shares	Actual	(a)	1,000.00	997.20	2.47	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.74	2.50	0.49
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.3%

	Principal Amount	Market Value

Home Equity 0.7%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 0.74%, 12/25/35 (a)	$1,104,866	$1,045,657
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.62%, 01/25/36 (a)	2,364,596	2,304,662
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.57%, 05/25/36 (a)	147,536	146,669
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.70%, 02/25/36 (a)	7,244,373	6,685,216
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 1.20%, 06/25/34 (a)	1,114,274	940,126
Soundview Home Loan Trust, Series 2007-1, Class 2A3, 0.59%, 03/25/37 (a)	1,343,054	1,215,332
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.57%, 05/25/36 (a)	1,481,220	1,419,467

		13,757,129

Other 2.6%
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M4, 1.40%, 05/25/35 (a)	3,954,000	3,546,036
Series 2006-NC1, Class A4, 0.73%, 01/25/36 (a)	6,000,000	4,999,118
Series 2006-RFC1, Class A3, 0.57%, 05/25/36 (a)	1,620,427	1,556,387
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH1, Class M2, 0.79%, 01/25/36 (a)	1,410,000	1,317,028
Series 2006-WFH4, Class M1, 0.70%, 11/25/36 (a)	4,968,000	4,057,765
GSAMP Trust, Series 2006-HE1, Class M1, 0.81%, 01/25/36 (a)	1,860,000	1,542,195
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.81%, 01/25/36 (a)	2,000,000	1,627,094
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.52%, 03/25/47 (a)	1,107,590	672,548

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Park Place Securities, Inc.
Series 2004-WHQ2, Class M3, 1.46%, 02/25/35 (a)	$3,080,000	$2,977,697
Series 2004-WWF1, Class M4, 2.07%, 12/25/34 (a)	5,460,000	5,241,836
Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class M1, 0.88%, 09/25/35 (a)	4,779,000	4,190,499
Residential Asset Mortgage Products, Inc.
Series 2003-RS2, Class AII, 1.10%, 03/25/33 (a)	1,205,818	1,075,809
Series 2006-RZ1, Class M1, 0.82%, 03/25/36 (a)	2,700,000	2,480,533
Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 1.10%, 06/25/35 (a)	3,640,000	3,246,178
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1.22%, 07/25/34 (a)	2,505,844	2,361,207
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-WF4, Class M4, 1.00%, 11/25/35 (a)	5,800,000	4,946,589
Series 2006-AM1, Class A4, 0.58%, 04/25/36 (a)	651,000	616,557

		46,455,076

Total Asset-Backed Securities (cost $54,311,314)		60,212,205

Commercial Mortgage Backed Securities 7.7%
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	980,418	985,594
Series 2006-5, Class A4, 5.41%, 09/10/47	4,712,868	4,767,441
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	4,733,213
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,713,402	1,761,567
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	2,393,496	2,496,339
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A4, 5.32%, 12/11/49	4,259,169	4,330,866

9

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class A3, 5.48%, 04/15/47 (a)	$2,554,970	$2,625,921
COMM Mortgage Trust
Series 2014-CR17, Class XA, IO, 1.19%, 05/10/47 (a)	34,470,542	2,160,645
Series 2015-LC21, Class A4, 3.71%, 07/10/48	2,160,000	2,195,478
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.04%, 12/10/49 (a)	2,440,433	2,515,784
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, IO, 1.39%, 10/10/46 (a)	20,656,149	1,486,900
Series 2013-CR6, Class XB, IO, 0.63%, 03/10/46 (a)	33,000,000	1,211,853
Series 2013-LC6, Class XB, IO, 0.36%, 01/10/46 (a)(b)	30,500,000	783,850
Series 2014-CR16, Class XA, IO, 1.25%, 04/10/47 (a)	46,248,749	2,937,822
Series 2014-UBS3, Class XA, IO, 1.34%, 06/10/47 (a)	27,167,733	1,980,647
Series 2014-UBS6, Class XA, IO, 1.07%, 12/10/47 (a)	20,903,997	1,305,342
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3, 5.31%, 12/15/39	4,468,425	4,515,198
Series 2007-C5, Class A4, 5.70%, 09/15/40 (a)	3,958,699	4,089,944
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3, 5.82%, 06/15/38 (a)	1,488,207	1,491,031
Series 2006-C4, Class A3, 5.47%, 09/15/39	788,495	796,826
Series 2007-C1, Class A3, 5.38%, 02/15/40	175,014	178,400
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	664,586
Series 2007-C3, Class A4, 5.70%, 06/15/39 (a)	1,834,147	1,883,065
Series 2007-C4, Class A4, 5.95%, 09/15/39 (a)	1,314,708	1,368,357
Csail Commercial Mortgage Trust, Series 2015-C2, Class XA, IO, 0.90%, 06/15/57 (a)	39,747,029	2,276,249
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4, 5.22%, 08/15/48	1,494,051	1,517,868
Series 2007-C3, Class A4, 5.77%, 05/15/46 (a)	1,921,731	1,995,707

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4, 5.74%, 12/10/49	$5,490,938	$5,665,160
Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,768,254	3,852,210
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4, 5.56%, 11/10/39	545,280	544,342
Series 2007-GG10, Class A4, 5.79%, 08/10/45 (a)	5,778,859	5,937,669
Series 2012-GC6, Class XA, IO, 2.06%, 01/10/45 (a)(b)	12,992,984	1,139,622
Series 2015-GC30, Class XA, IO, 0.92%, 05/10/50 (a)	48,792,336	2,742,100
GS Mortgage Securities Trust
Series 2014-GC18, Class XA, IO, 1.26%, 01/10/47 (a)	39,374,150	2,582,795
Series 2014-GC26, Class XA, IO, 1.10%, 11/10/47 (a)	36,127,708	2,480,470
Series 2015-GC32, Class A4, 3.76%, 07/10/48	2,250,000	2,299,559
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4, 5.81%, 06/12/43 (a)	1,127,172	1,128,568
Series 2006-CB17, Class A4, 5.43%, 12/12/43	2,253,607	2,291,379
Series 2007-CB19, Class A4, 5.69%, 02/12/49 (a)	4,661,253	4,807,732
Series 2007-LD11, Class A4, 5.77%, 06/15/49 (a)	2,000,000	2,039,587
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	3,515,000	3,645,443
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	3,746,785	3,823,985
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	473,835	484,695
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, 5.17%, 12/12/49	1,460,335	1,483,903
Series 2007-5, Class A4, 5.38%, 08/12/48	1,761,752	1,803,433
Series 2007-7, Class A4, 5.74%, 06/12/50 (a)	3,126,277	3,244,283
Series 2007-8, Class A3, 5.88%, 08/12/49 (a)	250,000	260,555
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class XA, IO, 1.23%, 06/15/47 (a)	34,567,800	2,248,303
Series 2015-C24, Class A4, 3.73%, 05/15/48	4,795,000	4,889,642

10

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 04/15/49	$342,416	$342,209
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A4, 3.78%, 05/15/48	4,550,000	4,670,173
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA, IO, 2.09%, 08/10/49 (a)(b)	21,201,909	1,947,149
Series 2012-C4, Class XA, IO, 1.82%, 12/10/45 (a)(b)	13,757,059	1,181,268
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.71%, 06/15/49 (a)	3,560,000	3,646,565
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class XA, IO, 1.46%, 08/15/50 (a)	26,573,400	1,983,641
Series 2015-C29, Class A4, 3.64%, 06/15/48	2,890,000	2,923,857
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA, IO, 1.47%, 03/15/45 (a)(b)	30,157,105	1,788,747
Series 2014-LC14, Class XA, IO, 1.43%, 03/15/47 (a)	28,452,284	2,043,668

Total Commercial Mortgage Backed Securities (cost $142,239,952)		138,979,205

Corporate Bonds 29.2%
Aerospace & Defense 0.3%
L-3 Communications Corp., 3.95%, 11/15/16	4,580,000	4,648,892

Airlines 0.4%
Southwest Airlines Co.,
2.65%, 11/05/20	7,515,000	7,476,801
UAL Pass Through Trust,
Series 2007-1, 6.64%, 07/02/22	54,987	58,561

		7,535,362

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The),
6.50%, 03/01/21	455,000	478,319
Schaeffler Finance BV,
4.75%, 05/15/21 (b)	200,000	201,000
ZF North America Capital, Inc.,
4.00%, 04/29/20 (b)	195,000	196,609

		875,928

Corporate Bonds (continued)

	Principal Amount	Market Value

Automobiles 0.9%
Ford Motor Credit Co. LLC,
2.55%, 10/05/18	$5,125,000	$5,088,608
General Motors Financial Co., Inc.,
3.10%, 01/15/19	5,355,000	5,347,219
4.30%, 07/13/25	5,345,000	5,182,993

		15,618,820

Banks 5.6%
Bank of America Corp.,
4.00%, 01/22/25	3,925,000	3,842,292
Series L, 3.95%, 04/21/25	4,230,000	4,119,043
4.25%, 10/22/26	6,050,000	5,988,496
Barclays PLC,
2.00%, 03/16/18	8,000,000	7,952,256
BNP Paribas SA,
1.25%, 12/12/16	5,600,000	5,591,617
Capital One NA,
2.35%, 08/17/18	7,784,473	7,799,100
CIT Group, Inc.,
5.00%, 05/15/17	140,000	144,200
4.25%, 08/15/17	275,000	281,188
5.25%, 03/15/18	215,000	221,987
6.63%, 04/01/18 (b)	260,000	274,300
5.50%, 02/15/19 (b)	420,000	438,900
Citigroup, Inc.,
1.35%, 03/10/17	5,385,000	5,365,070
Series M, 6.30%, 05/15/24 (c)	4,850,000	4,728,750
5.30%, 05/06/44	2,125,000	2,210,372
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 (b)	6,000,000	5,995,266
International Bank of Azerbaijan OJSC,
5.63%, 06/11/19	200,000	181,660
JPMorgan Chase & Co.,
1.35%, 02/15/17	8,490,000	8,472,893
Series V, 5.00%, 07/01/19 (c)	8,130,000	7,723,500
4.13%, 12/15/26	3,485,000	3,475,392
4.95%, 06/01/45	4,775,000	4,774,083
MUFG Union Bank NA,
2.25%, 05/06/19	3,590,000	3,583,480
UBS Group Funding Jersey Ltd.,
4.13%, 09/24/25 (b)	7,500,000	7,492,222
Vnesheconombank Via VEB Finance PLC,
Reg. S, 6.90%, 07/09/20	200,000	202,104
Wells Fargo & Co.,
Series S, 5.90%, 06/15/24 (c)	7,160,000	7,222,650
4.90%, 11/17/45	3,320,000	3,349,608

		101,430,429

11

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages 0.1%
Constellation Brands, Inc.,
7.25%, 05/15/17	$225,000	$239,625
6.00%, 05/01/22	235,000	258,500
4.75%, 11/15/24	165,000	168,300
4.75%, 12/01/25	230,000	234,313

		900,738

Biotechnology 0.2%
Amgen, Inc.,
2.20%, 05/22/19	3,640,000	3,635,406

Building Products 0.0%†
USG Corp.,
6.30%, 11/15/16	95,000	98,145
7.88%, 03/30/20 (b)	120,000	125,700
5.88%, 11/01/21 (b)	335,000	348,400
5.50%, 03/01/25 (b)	50,000	50,750

		622,995

Capital Markets 1.9%
Goldman Sachs Group, Inc. (The),
Series L, 5.70%, 05/10/19 (c)	7,280,000	7,234,500
4.25%, 10/21/25	6,000,000	5,954,142
5.15%, 05/22/45	10,000,000	9,713,860
Morgan Stanley,
Series H, 5.45%, 07/15/19 (c)	7,670,000	7,487,837
4.35%, 09/08/26	3,910,000	3,922,782

		34,313,121

Chemicals 0.1%
Celanese US Holdings LLC,
5.88%, 06/15/21	225,000	237,375
Huntsman International LLC,
4.88%, 11/15/20	145,000	132,313
5.13%, 11/15/22 (b)	90,000	81,000
Momentive Performance Materials, Inc.,
8.88%, 10/15/20 (d)	70,000	0
3.88%, 10/24/21	70,000	48,300
NOVA Chemicals Corp.,
5.00%, 05/01/25 (b)	440,000	424,600

		923,588

Commercial Services & Supplies 0.0%†
ADT Corp. (The),
2.25%, 07/15/17	90,000	89,550
4.13%, 06/15/23	95,000	88,825
RR Donnelley & Sons Co.,
8.25%, 03/15/19	400,000	433,000
7.00%, 02/15/22	100,000	94,625

		706,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment 0.0%†
CommScope Technologies Finance LLC,
6.00%, 06/15/25 (b)	$145,000	$139,563
CommScope, Inc.,
5.00%, 06/15/21 (b)	80,000	76,700

		216,263

Construction & Engineering 0.0%†
AECOM,
5.88%, 10/15/24	130,000	132,600

Construction Materials 0.0%†
Cemex SAB de CV,
7.25%, 01/15/21 (b)	200,000	192,500
Vulcan Materials Co.,
7.50%, 06/15/21	185,000	215,525

		408,025

Consumer Finance 1.0%
AerCap Ireland Capital Ltd./ AerCap Global Aviation Trust,
3.75%, 05/15/19	190,000	189,762
4.50%, 05/15/21	160,000	162,600
Air Lease Corp.,
3.38%, 01/15/19	2,330,000	2,341,650
3.88%, 04/01/21	2,700,000	2,713,500
Aircastle Ltd.,
4.63%, 12/15/18	588,000	601,230
Ally Financial, Inc.,
3.25%, 11/05/18	140,000	137,375
8.00%, 03/15/20	1,155,000	1,316,700
7.50%, 09/15/20	240,000	271,500
8.00%, 11/01/31	225,000	264,375
International Lease Finance Corp.,
8.88%, 09/01/17	400,000	435,500
6.25%, 05/15/19	275,000	294,594
4.63%, 04/15/21	185,000	189,625
5.88%, 08/15/22	820,000	873,300
Navient Corp.,
5.88%, 03/25/21	135,000	120,150
SLM Corp.,
4.88%, 06/17/19	780,000	717,600
6.13%, 03/25/24	45,000	36,675
Visa, Inc.,
4.30%, 12/14/45	6,500,000	6,594,634

		17,260,770

Containers & Packaging 0.2%
Ball Corp.,
4.38%, 12/15/20	290,000	294,531
5.00%, 03/15/22	130,000	132,600
Berry Plastics Corp.,
5.50%, 05/15/22	800,000	797,000

12

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc.,
5.00%, 01/15/22 (b)	$90,000	$87,975
5.38%, 01/15/25 (b)	140,000	136,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
5.75%, 10/15/20	1,165,000	1,185,027
6.88%, 02/15/21	360,000	370,800
Sealed Air Corp.,
5.50%, 09/15/25 (b)	435,000	443,700

		3,448,483

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 05/20/20	120,000	116,700
7.00%, 05/20/22	137,000	132,547
Ferrellgas LP/Ferrellgas Finance Corp.,
6.75%, 01/15/22	320,000	269,600
HD Supply, Inc.,
5.25%, 12/15/21 (b)	340,000	346,800
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
7.38%, 08/01/21	305,000	292,800
5.75%, 03/01/25	40,000	32,400

		1,190,847

Diversified Financial Services 0.1%
Argos Merger Sub, Inc.,
7.13%, 03/15/23 (b)	680,000	674,220
Corp. Financiera de Desarrollo SA,
5.25%, 07/15/29 (a)(b)	338,000	332,085
Denali Borrower LLC / Denali Finance Corp.,
5.63%, 10/15/20 (b)	210,000	219,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3.50%, 03/15/17	445,000	447,225
4.88%, 03/15/19	410,000	406,310
Nielsen Co. Luxembourg SARL (The),
5.50%, 10/01/21 (b)	195,000	199,875

		2,279,690

Diversified Telecommunication Services 4.4%
Altice SA,
7.75%, 05/15/22 (b)	200,000	180,500
AT&T, Inc.,
3.40%, 05/15/25	8,760,000	8,419,149
5.35%, 09/01/40	11,515,000	11,373,561
4.75%, 05/15/46	7,000,000	6,409,172

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 09/30/22	$625,000	$631,250
5.13%, 05/01/23 (b)	275,000	275,000
CCO Safari II LLC,
3.58%, 07/23/20 (b)	5,500,000	5,467,049
4.91%, 07/23/25 (b)	2,325,000	2,322,738
6.48%, 10/23/45 (b)	3,375,000	3,380,532
CCOH Safari LLC,
5.75%, 02/15/26 (b)	520,000	521,300
CenturyLink, Inc.,
Series V, 5.63%, 04/01/20	495,000	489,431
Embarq Corp.,
8.00%, 06/01/36	145,000	149,350
Frontier Communications Corp.,
8.88%, 09/15/20 (b)	45,000	45,562
9.25%, 07/01/21	100,000	98,250
10.50%, 09/15/22 (b)	85,000	84,681
6.88%, 01/15/25	105,000	86,494
11.00%, 09/15/25 (b)	455,000	450,450
9.00%, 08/15/31	15,000	12,600
Level 3 Financing, Inc.,
6.13%, 01/15/21	625,000	646,875
5.38%, 08/15/22	495,000	502,425
5.38%, 01/15/24 (b)	100,000	100,500
Neptune Finco Corp.,
6.63%, 10/15/25 (b)	585,000	608,400
Qwest Corp.,
6.75%, 12/01/21	6,560,000	6,871,600
6.88%, 09/15/33	192,000	184,242
SBA Telecommunications, Inc.,
5.75%, 07/15/20	130,000	135,200
Sprint Capital Corp.,
6.90%, 05/01/19	955,000	778,325
8.75%, 03/15/32	45,000	33,750
Telecom Italia SpA,
5.30%, 05/30/24 (b)	200,000	197,500
UPCB Finance V Ltd.,
7.25%, 11/15/21 (b)	162,000	172,125
Verizon Communications, Inc.,
5.15%, 09/15/23	6,415,000	7,052,176
5.05%, 03/15/34	3,830,000	3,815,898
4.27%, 01/15/36	10,000,000	9,027,980
5.01%, 08/21/54	2,272,000	2,080,223
4.67%, 03/15/55	5,600,000	4,861,926
Virgin Media Finance PLC,
5.25%, 02/15/22	365,000	337,625
6.00%, 10/15/24 (b)	200,000	199,500
Virgin Media Secured Finance PLC,
5.25%, 01/15/21	215,000	226,825
5.38%, 04/15/21 (b)	220,500	227,666
Wind Acquisition Finance SA,
4.75%, 07/15/20 (b)	410,000	405,900

13

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Windstream Corp.,
7.75%, 10/01/21	$100,000	$78,688

		78,942,418

Electric Utilities 0.6%
Abengoa Transmision Sur SA,
6.88%, 04/30/43 (b)	200,000	207,500
Eskom Holdings SOC Ltd.,
Reg. S, 6.75%, 08/06/23	250,000	216,875
7.13%, 02/11/25 (b)	200,000	173,000
Ipalco Enterprises, Inc.,
5.00%, 05/01/18	445,000	466,138
NextEra Energy Capital Holdings, Inc.,
1.59%, 06/01/17	3,820,000	3,806,324
RJS Power Holdings LLC,
4.62%, 07/15/19 (b)	715,000	536,250
South Carolina Electric & Gas Co.,
5.10%, 06/01/65	4,905,000	5,112,403
Talen Energy Supply LLC,
6.50%, 06/01/25 (b)	110,000	72,600

		10,591,090

Electrical Equipment 0.2%
Allegion PLC,
5.88%, 09/15/23	45,000	45,900
Energizer Holdings, Inc.,
4.70%, 05/19/21	90,000	90,811
4.70%, 05/24/22	410,000	407,005
Thermo Fisher Scientific, Inc.,
1.30%, 02/01/17	2,735,000	2,725,329

		3,269,045

Electronic Equipment & Instruments 0.0%†
Flextronics International Ltd.,
4.63%, 02/15/20	190,000	196,447
5.00%, 02/15/23	85,000	86,169

		282,616

Food Products 0.6%
Grupo Bimbo SAB de CV,
4.88%, 06/27/44 (b)	3,935,000	3,443,381
HJ Heinz Co.,
2.80%, 07/02/20 (b)	4,165,000	4,154,229
5.20%, 07/15/45 (b)	2,995,000	3,129,500
Marfrig Holding Europe BV,
Reg. S, 8.38%, 05/09/18	210,000	201,600
Post Holdings, Inc.,
6.00%, 12/15/22 (b)	380,000	372,400
7.75%, 03/15/24 (b)	150,000	157,125
8.00%, 07/15/25 (b)	75,000	79,500

		11,537,735

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities 1.8%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
6.25%, 04/01/23 (b)	$415,000	$289,462
DCP Midstream LLC,
5.35%, 03/15/20 (b)	55,000	47,302
4.75%, 09/30/21 (b)	75,000	58,323
8.13%, 08/16/30	60,000	52,476
DCP Midstream Operating LP,
2.50%, 12/01/17	145,000	130,486
5.60%, 04/01/44	75,000	45,549
Energy Transfer Equity LP,
7.50%, 10/15/20	735,000	679,875
Energy Transfer Partners LP,
4.15%, 10/01/20	4,500,000	4,151,219
6.50%, 02/01/42	4,095,000	3,330,443
Fermaca Enterprises S de RL de CV,
6.38%, 03/30/38 (b)	195,841	183,111
Kinder Morgan Energy Partners LP,
5.50%, 03/01/44	5,795,000	4,520,378
Kinder Morgan, Inc.,
5.55%, 06/01/45	5,055,000	3,946,085
MPLX LP,
4.50%, 07/15/23 (b)	365,000	326,565
Plains All American Pipeline LP/PAA Finance Corp.,
4.65%, 10/15/25	4,155,000	3,627,111
Regency Energy Partners LP/Regency Energy Finance Corp.,
5.88%, 03/01/22	95,000	89,543
5.50%, 04/15/23	220,000	197,818
Rockies Express Pipeline LLC,
6.85%, 07/15/18 (b)	70,000	68,600
5.63%, 04/15/20 (b)	240,000	220,800
7.50%, 07/15/38 (b)	140,000	124,600
Rose Rock Midstream LP/Rose Rock Finance Corp.,
5.63%, 11/15/23 (b)	340,000	241,400
Sabine Pass Liquefaction LLC,
5.63%, 02/01/21	365,000	335,800
5.62%, 04/15/23	135,000	118,463
5.75%, 05/15/24	280,000	243,600
5.63%, 03/01/25 (b)	545,000	461,206
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	110,000	91,575
4.25%, 11/15/23	475,000	365,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5.50%, 10/15/19 (b)	40,000	38,800
6.25%, 10/15/22 (b)	335,000	317,412
Williams Partners LP,
3.60%, 03/15/22	9,500,000	7,470,980

14

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Williams Partners LP / ACMP Finance Corp.,
6.13%, 07/15/22	$310,000	$293,250

		32,067,982

Health Care Providers & Services 1.0%
Amsurg Corp.,
5.63%, 07/15/22	130,000	128,700
CHS/Community Health Systems, Inc.,
5.13%, 08/15/18	45,000	45,225
8.00%, 11/15/19	215,000	216,613
5.13%, 08/01/21	455,000	452,725
DaVita HealthCare Partners, Inc.,
5.13%, 07/15/24	360,000	360,000
5.00%, 05/01/25	520,000	501,800
Envision Healthcare Corp.,
5.13%, 07/01/22 (b)	90,000	88,200
Express Scripts Holding Co.,
2.25%, 06/15/19	3,665,000	3,643,398
Fresenius Medical Care US Finance II, Inc.,
5.88%, 01/31/22 (b)	300,000	321,000
4.75%, 10/15/24 (b)	45,000	43,875
Fresenius Medical Care US Finance, Inc.,
5.75%, 02/15/21 (b)	210,000	224,700
Fresenius US Finance II, Inc.,
4.50%, 01/15/23 (b)	390,000	393,900
HCA, Inc.,
6.50%, 02/15/20	695,000	757,203
7.50%, 02/15/22	435,000	481,763
5.88%, 03/15/22	475,000	501,125
5.00%, 03/15/24	405,000	403,987
5.38%, 02/01/25	75,000	74,062
Hologic, Inc.,
5.25%, 07/15/22 (b)	225,000	229,500
LifePoint Health, Inc.,
5.88%, 12/01/23	125,000	126,875
LifePoint Hospitals, Inc.,
5.50%, 12/01/21	210,000	213,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
4.88%, 04/15/20 (b)	170,000	163,625
5.63%, 10/15/23 (b)	130,000	123,500
5.50%, 04/15/25 (b)	555,000	510,600
McKesson Corp.,
1.29%, 03/10/17	3,145,000	3,136,159
Quest Diagnostics, Inc.,
2.50%, 03/30/20	3,735,000	3,684,204
Service Corp. International,
7.00%, 06/15/17	225,000	240,188
5.38%, 01/15/22	420,000	437,850

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.,
6.25%, 11/01/18	$315,000	$331,537
5.00%, 03/01/19	225,000	207,563
4.75%, 06/01/20	145,000	145,725
6.00%, 10/01/20	350,000	368,375
4.50%, 04/01/21	120,000	117,000
4.38%, 10/01/21	80,000	77,200

		18,751,852

Hotels, Restaurants & Leisure 0.5%
Aramark Services, Inc.,
5.13%, 01/15/24 (b)	395,000	402,406
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
5.38%, 06/01/24	190,000	191,900
GLP Capital LP/GLP Financing II, Inc.,
4.88%, 11/01/20	975,000	955,500
5.38%, 11/01/23	525,000	511,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
5.63%, 10/15/21	570,000	590,662
International Game Technology PLC,
6.25%, 02/15/22 (b)	355,000	331,925
Isle of Capri Casinos, Inc.,
5.88%, 03/15/21	275,000	280,500
McDonald’s Corp.,
4.60%, 05/26/45	1,750,000	1,683,763
MGM Resorts International,
7.63%, 01/15/17	155,000	161,587
8.63%, 02/01/19	300,000	332,343
6.63%, 12/15/21	160,000	163,800
NCL Corp. Ltd.,
4.63%, 11/15/20 (b)	405,000	396,584
NCL Corp., Ltd.,
5.25%, 11/15/19 (b)	245,000	250,361
Pinnacle Entertainment, Inc.,
7.50%, 04/15/21	250,000	260,625
6.38%, 08/01/21	515,000	541,394
7.75%, 04/01/22	215,000	233,678
Scientific Games International, Inc.,
7.00%, 01/01/22 (b)	570,000	544,350
Shingle Springs Tribal Gaming Authority,
9.75%, 09/01/21 (b)	170,000	173,400
Six Flags Entertainment Corp.,
5.25%, 01/15/21 (b)	215,000	217,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 03/01/25 (b)	145,000	129,231

		8,353,572

15

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables 0.2%
DR Horton, Inc.,
4.00%, 02/15/20	$50,000	$50,285
4.38%, 09/15/22	70,000	69,562
5.75%, 08/15/23	170,000	181,220
Lennar Corp.,
4.75%, 12/15/17	210,000	215,775
4.75%, 11/15/22	570,000	565,155
Meritage Homes Corp.,
7.00%, 04/01/22	60,000	62,850
6.00%, 06/01/25	60,000	59,850
PulteGroup, Inc.,
6.00%, 02/15/35	180,000	176,400
Ryland Group, Inc. (The),
5.38%, 10/01/22	285,000	286,425
Standard Pacific Corp.,
8.38%, 05/15/18	300,000	334,800
Taylor Morrison Communities, Inc./Monarch Communities Inc,
5.63%, 03/01/24 (b)	35,000	33,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 04/15/21 (b)	485,000	485,000
Toll Brothers Finance Corp.,
4.00%, 12/31/18	85,000	86,700
4.38%, 04/15/23	10,000	9,700
4.88%, 11/15/25	195,000	191,588

		2,808,910

Industrial Conglomerates 0.4%
Bombardier, Inc.,
6.00%, 10/15/22 (b)	175,000	122,675
General Electric Co.,
Series C, 4.20%, 06/15/23 (c)	3,446,000	3,428,770
4.50%, 03/11/44	2,920,000	3,005,065

		6,556,510

Information Technology Services 0.7%
First Data Corp.,
6.75%, 11/01/20 (b)	616,000	646,030
5.00%, 01/15/24 (b)	100,000	99,500
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 (b)	11,665,000	11,438,862
IHS, Inc.,
5.00%, 11/01/22	430,000	435,375

		12,619,767

Insurance 0.5%
Allstate Corp. (The),
5.75%, 08/15/53 (a)	6,435,000	6,615,180
Prudential Financial, Inc.,
5.20%, 03/15/44 (a)	3,120,000	3,012,360

		9,627,540

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet & Catalog Retail 0.0%†
IAC/InterActiveCorp.,
4.88%, 11/30/18	$275,000	$275,688
QVC, Inc.,
5.13%, 07/02/22	260,000	259,171
5.45%, 08/15/34	230,000	198,957

		733,816

Machinery 0.0%†
Case New Holland, Inc.,
7.88%, 12/01/17	235,000	248,512
SPX FLOW, Inc.,
6.88%, 09/01/17	205,000	217,813
Terex Corp.,
6.50%, 04/01/20	215,000	206,938
6.00%, 05/15/21	100,000	92,000
Zebra Technologies Corp.,
7.25%, 10/15/22	95,000	99,275

		864,538

Media 1.4%
AMC Entertainment, Inc.,
5.88%, 02/15/22	215,000	218,225
AMC Networks, Inc.,
7.75%, 07/15/21	165,000	173,250
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	145,000	139,925
6.50%, 11/15/22	390,000	380,250
CSC Holdings LLC,
7.63%, 07/15/18	320,000	336,800
DISH DBS Corp.,
7.88%, 09/01/19	130,000	141,375
6.75%, 06/01/21	165,000	166,237
5.88%, 07/15/22	345,000	321,713
5.00%, 03/15/23	220,000	190,850
5.88%, 11/15/24	265,000	235,850
Gannett Co., Inc.,
7.13%, 09/01/18	153,000	156,060
5.13%, 10/15/19	460,000	476,100
4.88%, 09/15/21 (b)	25,000	25,062
6.38%, 10/15/23	160,000	168,800
5.50%, 09/15/24 (b)	35,000	35,000
Hughes Satellite Systems Corp.,
6.50%, 06/15/19	112,000	120,680
Inmarsat Finance PLC,
4.88%, 05/15/22 (b)	150,000	146,250
Intelsat Jackson Holdings SA,
7.25%, 10/15/20	330,000	288,750
5.50%, 08/01/23	475,000	372,875
Liberty Interactive LLC,
8.50%, 07/15/29	70,000	70,525

16

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 04/15/22 (b)	$685,000	$676,438
Numericable Group SA,
4.88%, 05/15/19 (b)	475,000	470,844
6.00%, 05/15/22 (b)	855,000	829,350
Numericable-SFR SAS,
Reg. S, 6.25%, 05/15/24 (b)	125,000	120,625
Regal Entertainment Group,
5.75%, 03/15/22	410,000	410,000
Sirius XM Radio, Inc.,
4.25%, 05/15/20 (b)	285,000	287,850
5.25%, 08/15/22 (b)	400,000	422,000
Thomson Reuters Corp.,
1.65%, 09/29/17	2,710,000	2,696,081
5.65%, 11/23/43	3,000,000	3,136,665
Tribune Media Co.,
5.88%, 07/15/22 (b)	255,000	255,000
Univision Communications, Inc.,
5.13%, 05/15/23 (b)	640,000	616,000
Viacom, Inc.,
2.75%, 12/15/19	5,655,000	5,578,573
4.38%, 03/15/43	7,040,000	5,156,948

		24,820,951

Metals & Mining 0.3%
Alcoa, Inc.,
6.15%, 08/15/20	55,000	56,788
5.40%, 04/15/21	200,000	194,500
ArcelorMittal,
5.13%, 06/01/20	65,000	53,950
6.50%, 03/01/21	140,000	112,685
7.25%, 02/25/22	95,000	76,475
6.13%, 06/01/25	90,000	65,475
8.00%, 10/15/39	80,000	54,600
CONSOL Energy, Inc.,
5.88%, 04/15/22	205,000	127,100
Corp. Nacional del Cobre de Chile,
Reg. S, 5.63%, 09/21/35	100,000	91,457
Reg. S, 6.15%, 10/24/36	180,000	172,301
FMG Resources August 2006 Pty Ltd.,
9.75%, 03/01/22 (b)	205,000	187,575
Freeport-McMoRan, Inc.,
4.55%, 11/14/24	6,430,000	3,681,175
Southern Copper Corp.,
3.88%, 04/23/25	200,000	179,349
Teck Resources Ltd.,
4.75%, 01/15/22	40,000	19,400
6.25%, 07/15/41	40,000	17,600

		5,090,430

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail 0.0%†
Family Tree Escrow LLC,
5.25%, 03/01/20 (b)	$275,000	$283,938
5.75%, 03/01/23 (b)	295,000	305,325

		589,263

Multi-Utilities & Unregulated Power 0.1%
Calpine Corp.,
6.00%, 01/15/22 (b)	340,000	350,945
5.38%, 01/15/23	425,000	381,437
Dynegy, Inc.,
6.75%, 11/01/19	355,000	333,700
Empresa Electrica Angamos SA,
4.88%, 05/25/29 (b)	200,000	178,417
NRG Energy, Inc.,
7.63%, 01/15/18	60,000	62,550
7.88%, 05/15/21	185,000	173,438
6.25%, 07/15/22	605,000	515,460
6.63%, 03/15/23	280,000	242,900

		2,238,847

Oil, Gas & Consumable Fuels 1.0%
Antero Resources Finance Corp.,
5.38%, 11/01/21	325,000	260,000
Apache Corp.,
4.75%, 04/15/43	5,220,000	4,362,302
Chesapeake Energy Corp.,
8.00%, 12/15/22 (b)	383,000	187,670
CNOOC Curtis Funding No 1 Pty Ltd.,
4.50%, 10/03/23 (b)	200,000	206,499
Concho Resources, Inc.,
5.50%, 04/01/23	155,000	143,375
Ecopetrol SA,
5.38%, 06/26/26	115,000	98,037
Empresa Nacional del Petroleo,
Reg. S, 5.25%, 08/10/20	100,000	103,340
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 05/01/20	285,000	181,687
EP Energy LLC/Everest Acquisition Finance, Inc.,
7.75%, 09/01/22	40,000	20,400
Gazprom OAO Via Gaz Capital SA,
Reg. S, 9.25%, 04/23/19	146,000	163,045
KazMunayGas National Co.,
Reg. S, 9.13%, 07/02/18	500,000	549,500
Reg. S, 7.00%, 05/05/20	200,000	211,759
Marathon Oil Corp.,
3.85%, 06/01/25	7,735,000	6,225,499
Newfield Exploration Co.,
5.75%, 01/30/22	330,000	292,050
Oasis Petroleum, Inc.,
6.88%, 01/15/23	287,000	177,940

17

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Pacific Rubiales Energy Corp.,
Reg. S, 5.38%, 01/26/19	$120,000	$22,800
5.63%, 01/19/25 (b)	335,000	67,000
Pertamina Persero PT,
Reg. S, 5.63%, 05/20/43	850,000	665,247
Petrobras Global Finance BV,
5.75%, 01/20/20	245,000	192,325
Petroleos de Venezuela SA,
Reg. S, 5.25%, 04/12/17	60,000	30,144
Reg. S, 5.25%, 04/12/17	350,000	175,840
Reg. S, 9.00%, 11/17/21	100,000	40,050
Reg. S, 6.00%, 05/16/24	950,000	353,875
Petroleos Mexicanos,
6.50%, 06/02/41	300,000	259,350
5.50%, 06/27/44	800,000	601,872
6.38%, 01/23/45	127,000	107,490
Petronas Capital Ltd.,
4.50%, 03/18/45 (b)	200,000	189,710
Range Resources Corp.,
5.75%, 06/01/21	70,000	55,300
5.00%, 03/15/23	380,000	283,100
Sinopec Group Overseas Development 2012 Ltd.,
Reg. S, 3.90%, 05/17/22	400,000	406,923
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23 (b)	200,000	206,811
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 04/10/24 (b)	200,000	206,629
SM Energy Co.,
5.00%, 01/15/24	250,000	162,500
State Oil Co. of the Azerbaijan Republic,
4.75%, 03/13/23	800,000	675,813
Whiting Petroleum Corp.,
5.00%, 03/15/19	50,000	37,750
6.25%, 04/01/23	310,000	223,200
WPX Energy, Inc.,
5.25%, 09/15/24	480,000	316,800
YPF SA,
8.50%, 07/28/25 (b)	85,000	80,962
8.50%, 07/28/25 (b)	285,000	271,463

		18,816,057

Paper & Forest Products 0.0%†
Masco Corp.,
5.85%, 03/15/17	210,000	218,528

Pharmaceuticals 1.6%
AbbVie, Inc.,
2.50%, 05/14/20	7,500,000	7,424,595

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Actavis Funding SCS,
3.45%, 03/15/22	$10,310,000	$10,321,248
AstraZeneca plc,
4.38%, 11/16/45	4,025,000	4,033,159
Baxalta, Inc.,
4.00%, 06/23/25 (b)	3,710,000	3,671,442
Endo Finance LLC/Endo Finco, Inc.,
5.88%, 01/15/23 (b)	420,000	411,600
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
6.00%, 07/15/23 (b)	200,000	199,000
Valeant Pharmaceuticals International,
6.38%, 10/15/20 (b)	500,000	482,500
Valeant Pharmaceuticals International, Inc.,
6.75%, 08/15/18 (b)	140,000	138,740
5.63%, 12/01/21 (b)	775,000	713,000
5.50%, 03/01/23 (b)	180,000	158,400
VRX Escrow Corp.,
5.38%, 03/15/20 (b)	95,000	89,300
5.88%, 05/15/23 (b)	275,000	245,437
6.13%, 04/15/25 (b)	400,000	357,000

		28,245,421

Real Estate Investment Trusts (REITs) 0.9%
Corporate Office Properties LP,
3.60%, 05/15/23	2,615,000	2,409,445
Crown Castle International Corp.,
4.88%, 04/15/22	615,000	638,063
Equinix, Inc.,
5.88%, 01/15/26	250,000	257,500
ESH Hospitality, Inc.,
5.25%, 05/01/25 (b)	225,000	219,375
Iron Mountain, Inc.,
5.75%, 08/15/24	610,000	588,650
MPT Operating Partnership LP/ MPT Finance Corp.,
6.38%, 02/15/22	165,000	168,300
MPT Operating Partnership LP/MPT Finance Corp.,
6.88%, 05/01/21	140,000	145,250
5.50%, 05/01/24	445,000	442,775
Omega Healthcare Investors, Inc.,
4.50%, 01/15/25	2,995,000	2,922,242
Sabra Health Care LP/Sabra Capital Corp.,
5.50%, 02/01/21	425,000	438,813
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 09/15/17 (b)	4,940,000	4,897,615
2.70%, 09/17/19 (b)	3,195,000	3,168,679

		16,296,707

18

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail 0.3%
ERAC USA Finance LLC,
2.35%, 10/15/19 (b)	$5,065,000	$4,992,677
Hertz Corp. (The),
6.75%, 04/15/19	215,000	219,623
5.88%, 10/15/20	105,000	108,281
RSC Equipment Rental, Inc.,
8.25%, 02/01/21	37,000	38,711
United Rentals North America, Inc.,
7.38%, 05/15/20	245,000	258,475
5.75%, 11/15/24	200,000	198,000

		5,815,767

Semiconductors & Semiconductor Equipment 0.0%†
Amkor Technology, Inc.,
6.38%, 10/01/22	75,000	72,937
Freescale Semiconductor, Inc.,
6.00%, 01/15/22 (b)	70,000	73,325
NXP BV/NXP Funding LLC,
4.13%, 06/15/20 (b)	280,000	280,000
Sensata Technologies UK Financing Co. PLC,
6.25%, 02/15/26 (b)	200,000	208,000

		634,262

Software 0.1%
Activision Blizzard, Inc.,
6.13%, 09/15/23 (b)	895,000	948,700
IMS Health, Inc.,
6.00%, 11/01/20 (b)	165,000	169,950
MSCI, Inc.,
5.25%, 11/15/24 (b)	490,000	497,350
5.75%, 08/15/25 (b)	245,000	251,125
NCR Corp.,
4.63%, 02/15/21	65,000	61,912
Nuance Communications, Inc.,
5.38%, 08/15/20 (b)	203,000	203,268

		2,132,305

Specialty Retail 0.0%†
L Brands, Inc.,
5.63%, 10/15/23	405,000	429,300
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 06/01/22	395,000	408,825

		838,125

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.,
4.38%, 05/13/45	5,960,000	6,017,878
Seagate HDD Cayman,
4.75%, 06/01/23	3,535,000	3,094,118
4.88%, 06/01/27 (b)	5,610,000	4,304,895

		13,416,891

Corporate Bonds (continued)

	Principal Amount	Market Value

Thrifts & Mortgage Finance 0.0%†
Walter Investment Management Corp.,
7.88%, 12/15/21	$185,000	$146,150

Tobacco 0.8%
Altria Group, Inc.,
5.38%, 01/31/44	3,295,000	3,544,234
Reynolds American, Inc.,
4.45%, 06/12/25	5,095,000	5,328,509
4.75%, 11/01/42	5,870,000	5,602,803

		14,475,546

Wireless Telecommunication Services 0.2%
Comcel Trust,
6.88%, 02/06/24 (b)	300,000	231,000
Sixsigma Networks Mexico SA de CV,
8.25%, 11/07/21 (b)	200,000	191,000
Sprint Corp.,
7.25%, 09/15/21	260,000	196,222
7.88%, 09/15/23	565,000	424,315
7.13%, 06/15/24	220,000	158,675
T-Mobile USA, Inc.,
5.25%, 09/01/18	230,000	234,646
6.54%, 04/28/20	330,000	344,025
6.25%, 04/01/21	135,000	139,050
6.63%, 04/28/21	175,000	181,562
6.13%, 01/15/22	595,000	611,363
6.73%, 04/28/22	200,000	208,500
6.00%, 03/01/23	150,000	151,875
6.38%, 03/01/25	95,000	95,950

		3,168,183

Total Corporate Bonds (cost $551,962,265)		530,098,781

Sovereign Bonds 5.3%
ANGOLA 0.0%†
Angolan Government International Bond,
Reg. S, 9.50%, 11/12/25	420,000	390,600

ARGENTINA 0.1%
Argentine Republic Government International Bond,
8.75%, 06/02/17 (e)	270,000	308,475
8.40%, 12/31/33 (e)	1,275,855	1,467,233

		1,775,708

ARMENIA 0.0%†
Republic of Armenia,
7.15%, 03/26/25 (b)	356,000	343,935

19

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

AZERBAIJAN 0.0%†
Republic of Azerbaijan International Bond,
Reg. S, 4.75%, 03/18/24	$200,000	$186,556

BAHRAIN 0.0%†
Bahrain Government International Bond,
Reg. S, 7.00%, 01/26/26	200,000	201,500

BELIZE 0.0%†
Belize Government International Bond,
Reg. S, 5.00%, 02/20/38 (f)	417,000	300,240

BERMUDA 0.0%†
Bermuda Government International Bond,
4.85%, 02/06/24 (b)	440,000	453,640

BRAZIL 0.1%
Brazilian Government International Bond,
4.88%, 01/22/21	780,000	721,500
4.25%, 01/07/25	230,000	185,150
5.63%, 01/07/41	840,000	609,000

		1,515,650

CAYMAN ISLANDS 0.0%†
Brazil Minas SPE via State of Minas Gerais,
Reg. S, 5.33%, 02/15/28	200,000	150,500

COLOMBIA 0.1%
Colombia Government International Bond,
4.50%, 01/28/26	233,000	222,515
7.38%, 09/18/37	100,000	110,250
6.13%, 01/18/41	160,000	154,400
5.63%, 02/26/44	200,000	182,500
5.00%, 06/15/45	400,000	334,000

		1,003,665

COSTA RICA 0.0%†
Costa Rica Government International Bond,
Reg. S, 7.00%, 04/04/44	270,000	225,112
7.16%, 03/12/45 (b)	238,000	199,325

		424,437

CROATIA 0.1%
Croatia Government International Bond,
Reg. S, 6.75%, 11/05/19	550,000	589,187
Reg. S, 6.38%, 03/24/21	200,000	212,400

Sovereign Bonds (continued)

	Principal Amount	Market Value

CROATIA (continued)
Reg. S, 6.00%, 01/26/24	$500,000	$520,865

		1,322,452

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond,
Reg. S, 7.45%, 04/30/44	200,000	201,500
6.85%, 01/27/45 (b)	235,000	221,487

		422,987

ECUADOR 0.1%
Ecuador Government International Bond,
10.50%, 03/24/20 (b)	586,000	471,730
Reg. S, 7.95%, 06/20/24	650,000	479,375

		951,105

EGYPT 0.0%†
Egypt Government International Bond,
5.88%, 06/11/25 (b)	224,000	194,141
Reg. S, 6.88%, 04/30/40	100,000	81,000

		275,141

EL SALVADOR 0.1%
El Salvador Government International Bond,
6.38%, 01/18/27 (b)	178,000	150,410
Reg. S, 6.38%, 01/18/27	645,000	545,025

		695,435

GHANA 0.0%†
Ghana Government International Bond,
Reg. S, 10.75%, 10/14/30	200,000	202,900
Republic of Ghana,
8.13%, 01/18/26 (b)	374,000	291,795

		494,695

HUNGARY 0.1%
Hungary Government International Bond,
5.38%, 02/21/23	750,000	817,500
7.63%, 03/29/41	680,000	920,122

		1,737,622

INDONESIA 0.1%
Indonesia Government International Bond,
Reg. S, 8.50%, 10/12/35	370,000	460,186
Reg. S, 7.75%, 01/17/38	185,000	216,420
Reg. S, 5.95%, 01/08/46	200,000	196,915

		873,521

20

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

IRAQ 0.0%†
Iraq International Bond,
Reg. S, 5.80%, 01/15/28	$290,000	$195,182

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro,
2.78%, 09/15/41	EUR 3,621,941	4,934,052

IVORY COAST 0.1%
Ivory Coast Government International Bond,
5.38%, 07/23/24 (b)	$200,000	177,416
Reg. S, 5.75%, 12/31/32 (f)	1,530,000	1,360,078

		1,537,494

JAMAICA 0.0%†
Jamaica Government International Bond,
6.75%, 04/28/28	358,000	355,315
7.88%, 07/28/45	200,000	194,500

		549,815

KAZAKHSTAN 0.0%†
Kazakhstan Government International Bond,
3.88%, 10/14/24 (b)	215,000	201,563
Reg. S, 5.13%, 07/21/25	250,000	246,380

		447,943

KENYA 0.0%†
Kenya Government International Bond,
6.88%, 06/24/24 (b)	354,000	309,750

MEXICO 0.8%
Mexico Government International Bond,
4.75%, 03/08/44	150,000	136,650
4.60%, 01/23/46	200,000	177,000
Mexican Bonos,
7.75%, 11/13/42	MXN 218,095,000	13,827,751

		14,141,401

MONGOLIA 0.1%
Development Bank of Mongolia LLC,
5.75%, 03/21/17	$300,000	286,118
Mongolia Government International Bond,
Reg. S, 4.13%, 01/05/18	200,000	182,760
Reg. S, 5.13%, 12/05/22	450,000	356,790

		825,668

Sovereign Bonds (continued)

	Principal Amount	Market Value

MOROCCO 0.0%†
Morocco Government International Bond,
Reg. S, 5.50%, 12/11/42	$200,000	$192,462

NEW ZEALAND 1.4%
New Zealand Government Bond,
4.50%, 04/15/27	NZD 34,270,000	25,390,070

NIGERIA 0.0%†
Nigeria Government International Bond,
Reg. S, 6.75%, 01/28/21	$200,000	185,750

PAKISTAN 0.0%†
Pakistan Government International Bond,
Reg. S, 7.25%, 04/15/19	200,000	203,697
Reg. S, 8.25%, 04/15/24	350,000	358,891

		562,588

PANAMA 0.0%†
Panama Government International Bond,
6.70%, 01/26/36	350,000	415,625

PERU 0.0%†
Peruvian Government International Bond,
4.13%, 08/25/27	303,000	296,940

ROMANIA 0.0%†
Romanian Government International Bond,
Reg. S, 6.75%, 02/07/22	130,000	152,676
6.13%, 01/22/44 (b)	136,000	159,120

		311,796

RUSSIA 0.0%†
Russian Foreign Bond —Eurobond,
Reg. S, 5.88%, 09/16/43	600,000	583,620

SENEGAL 0.0%†
Senegal Government International Bond,
Reg. S, 6.25%, 07/30/24	650,000	578,500

SERBIA 0.0%†
Republic of Serbia,
Reg. S, 7.25%, 09/28/21	370,000	418,267
Reg. S, 6.75%, 11/01/24 (f)	247,172	251,498

		669,765

21

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SLOVENIA 0.1%
Slovenia Government International Bond,
5.25%, 02/18/24 (b)	$600,000	$662,250
Reg. S, 5.25%, 02/18/24	200,000	220,750

		883,000

SOUTH AFRICA 0.7%
South Africa Government International Bond,
6.88%, 05/27/19	200,000	213,712
5.88%, 09/16/25	540,000	551,993
6.50%, 02/28/41	ZAR 271,415,000	11,609,472

		12,375,177

SPAIN 0.3%
Spain Government Bond,
5.15%, 10/31/44 (b)	EUR 3,400,000	5,233,453

SRI LANKA 0.0%†
Sri Lanka Government International Bond,
Reg. S, 5.88%, 07/25/22	$200,000	182,509
Reg. S, 6.85%, 11/03/25	477,000	449,323

		631,832

TUNISIA 0.0%†
Banque Centrale de Tunisie SA,
5.75%, 01/30/25 (b)	255,000	220,695

TURKEY 0.2%
Turkey Government International Bond,
7.50%, 07/14/17	700,000	748,790
7.50%, 11/07/19	790,000	885,803
7.00%, 06/05/20	150,000	166,898
6.25%, 09/26/22	200,000	217,120
7.38%, 02/05/25	470,000	548,772
Export Credit Bank of Turkey,
5.00%, 09/23/21 (b)	200,000	196,278

		2,763,661

UKRAINE 0.1%
Ukraine Government International Bond,
7.75%, 09/01/20 (b)	467,000	429,640
7.75%, 09/01/21 (b)	114,000	103,576
7.75%, 09/01/22 (b)	114,000	103,259
7.75%, 09/01/23 (b)	114,000	101,483
7.75%, 09/01/24 (b)	114,000	100,879
0.00%, 05/31/40 (a)(b)	228,000	90,060

		928,897

UNITED KINGDOM 0.0%†
Ukreximbank Via Biz Finance PLC,
9.63%, 04/27/22 (b)	240,000	214,560

Sovereign Bonds (continued)

	Principal Amount	Market Value

UNITED STATES 0.4%
Residual Funding Corp. Principal Strip,
0.00%, 04/15/30	$10,605,000	$6,629,917

VENEZUELA 0.0%†
Petroleos de Venezuela SA,
Reg. S, 6.00%, 05/16/24	200,000	74,500
Venezuela Government International Bond,
Reg. S, 8.25%, 10/13/24	1,000,000	380,000
9.38%, 01/13/34	350,000	137,375

		591,875

VIETNAM 0.0%†
Vietnam Government International Bond,
Reg. S, 6.75%, 01/29/20	100,000	109,594
4.80%, 11/19/24 (b)	203,000	194,957

		304,551

Total Sovereign Bonds (cost $108,090,489)		96,425,428

U.S. Government Mortgage Backed Agencies 30.1%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	8,817	9,467
Pool# G13122 5.00%, 04/01/23	3,395	3,654
Pool# J07940 5.00%, 05/01/23	18,218	18,842
Pool# G13225 5.00%, 06/01/23	79,250	85,555
Pool# J07942 5.00%, 06/01/23	386	399
Pool# J08443 5.00%, 07/01/23	34,896	37,511
Pool# C91128 5.50%, 12/01/27	26,219	28,949
Pool# D98252 5.00%, 08/01/29	3,680	4,015
Pool# G30698 5.00%, 07/01/31	169,827	185,270
Pool# C69707 5.50%, 08/01/32	7,245	8,065
Pool# A14186 5.50%, 10/01/33	1,158	1,285
Pool# C01674 5.50%, 11/01/33	14,156	15,734
Pool# A24611 4.50%, 06/01/34	4,241	4,582

22

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A23854 5.50%, 06/01/34	$10,670	$11,789
Pool# G08084 4.50%, 10/01/35	48,169	51,997
Pool# A39572 5.00%, 11/01/35	48,312	53,045
Pool# A39584 5.50%, 11/01/35	28,793	31,810
Pool# A41399 5.50%, 12/01/35	181,808	200,903
Pool# A49058 5.50%, 05/01/36	102,375	113,062
Pool# A52983 5.50%, 10/01/36	83,574	92,844
Pool# A61562 5.50%, 10/01/36	424,053	469,864
Pool# G02379 6.00%, 10/01/36	10,133	11,446
Pool# A57475 5.50%, 02/01/37	2,545	2,822
Pool# G02561 5.50%, 02/01/37	46,492	51,737
Pool# A58420 5.50%, 03/01/37	5,892	6,533
Pool# G03400 5.50%, 03/01/37	169,377	187,938
Pool# A60064 5.50%, 04/01/37	88,283	97,861
Pool# G02791 5.50%, 04/01/37	4,025	4,477
Pool# A60070 5.00%, 05/01/37	2,320	2,538
Pool# G05521 5.50%, 05/01/37	1,091,357	1,222,742
Pool# G02976 5.50%, 06/01/37	35,315	39,271
Pool# G08204 5.50%, 06/01/37	7,501	8,347
Pool# G08210 6.00%, 07/01/37	81,401	91,790
Pool# A65518 6.00%, 09/01/37	64,438	72,456
Pool# A68546 5.50%, 11/01/37	37,487	41,389
Pool# G03432 5.50%, 11/01/37	45,008	50,064
Pool# A69653 5.50%, 12/01/37	12,450	13,813
Pool# A70591 5.50%, 12/01/37	60,906	67,401
Pool# G03616 6.00%, 12/01/37	19,580	22,048

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A71374 5.50%, 01/01/38	$15,214	$16,874
Pool# A71604 5.50%, 01/01/38	184,557	204,024
Pool# A72378 5.50%, 01/01/38	153,792	169,899
Pool# G03927 5.50%, 01/01/38	10,949	12,179
Pool# A73996 5.50%, 02/01/38	258,401	286,822
Pool# G03812 5.50%, 02/01/38	662,302	736,999
Pool# G03964 5.50%, 02/01/38	65,190	72,533
Pool# A72499 6.00%, 02/01/38	11,929	13,507
Pool# A75432 5.50%, 03/01/38	108,908	120,246
Pool# G04220 5.50%, 03/01/38	17,307	19,252
Pool# G08256 5.50%, 03/01/38	8,915	9,928
Pool# G04156 6.00%, 03/01/38	17,825	20,094
Pool# A75830 5.50%, 04/01/38	138,087	154,984
Pool# A76127 5.50%, 04/01/38	248,363	275,053
Pool# A76483 5.50%, 04/01/38	139,508	154,711
Pool# G04248 5.50%, 04/01/38	131,180	145,059
Pool# G08263 5.50%, 04/01/38	11,010	12,250
Pool# A76211 6.00%, 04/01/38	2,578	2,909
Pool# G04287 5.00%, 05/01/38	98,244	107,228
Pool# A76939 5.50%, 05/01/38	8,920	9,849
Pool# A77057 5.50%, 05/01/38	12,202	13,551
Pool# A77208 5.50%, 05/01/38	18,581	20,581
Pool# A77796 5.50%, 05/01/38	456,686	506,595
Pool# G04305 5.50%, 05/01/38	227,199	252,788
Pool# A77648 5.50%, 06/01/38	9,232	10,193
Pool# A77937 5.50%, 06/01/38	59,020	65,202

23

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A78624 5.50%, 06/01/38	$84,134	$93,457
Pool# G04359 5.50%, 06/01/38	197,444	219,587
Pool# G04458 5.50%, 06/01/38	54,801	60,892
Pool# A78076 6.00%, 06/01/38	28,665	32,188
Pool# A78454 6.00%, 06/01/38	13,683	15,365
Pool# A78982 5.50%, 07/01/38	28,657	31,710
Pool# A79018 5.50%, 07/01/38	61,908	68,580
Pool# A79509 5.50%, 07/01/38	8,725	9,660
Pool# A79806 5.50%, 07/01/38	6,319	6,992
Pool# A79816 5.50%, 07/01/38	15,842	17,491
Pool# G04471 5.50%, 07/01/38	57,725	63,906
Pool# G05956 5.50%, 07/01/38	790,954	879,978
Pool# A80779 5.50%, 08/01/38	48,320	53,551
Pool# G04817 5.00%, 09/01/38	162,497	177,391
Pool# A81743 5.50%, 09/01/38	35,917	39,656
Pool# A82093 5.50%, 09/01/38	36,853	41,221
Pool# A82207 5.50%, 09/01/38	1,292	1,427
Pool# A82609 5.50%, 09/01/38	15,584	17,207
Pool# A82656 5.50%, 10/01/38	6,534	7,223
Pool# A82703 5.50%, 10/01/38	6,008	6,664
Pool# G04847 5.50%, 10/01/38	76,005	84,484
Pool# G05979 5.50%, 10/01/38	16,510	18,354
Pool# A82757 5.50%, 11/01/38	133,484	147,381
Pool# A82787 5.50%, 11/01/38	612,808	678,772
Pool# A83032 5.50%, 11/01/38	19,120	21,111
Pool# A83066 5.50%, 11/01/38	2,277	2,515

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A83071 5.50%, 11/01/38	$2,417	$2,670
Pool# A83596 5.50%, 12/01/38	56,307	62,203
Pool# G05337 5.50%, 12/01/38	275,092	304,609
Pool# G08314 5.50%, 01/01/39	41,211	45,795
Pool# G08331 4.50%, 02/01/39	7,396	7,977
Pool# G08323 5.00%, 02/01/39	185,048	202,034
Pool# A84417 5.50%, 02/01/39	86,119	95,148
Pool# G05300 5.50%, 02/01/39	10,577	11,737
Pool# A84655 4.50%, 03/01/39	460,582	496,663
Pool# G05841 5.50%, 04/01/39	21,687	23,971
Pool# A86955 4.50%, 06/01/39	368,347	397,115
Pool# A86968 4.50%, 06/01/39	46,165	49,764
Pool# G05472 4.50%, 06/01/39	13,558	14,613
Pool# G05484 4.50%, 06/01/39	532,785	574,421
Pool# A87250 5.00%, 06/01/39	331,281	362,328
Pool# A87679 5.00%, 08/01/39	307,294	336,759
Pool# G07021 5.00%, 09/01/39	399,014	435,595
Pool# A89385 4.50%, 10/01/39	15,013	16,194
Pool# G05684 5.50%, 10/01/39	133,217	148,097
Pool# G06020 5.50%, 12/01/39	720,201	800,530
Pool# V80890 5.50%, 12/01/39	423,304	469,743
Pool# G05813 6.00%, 12/01/39	36,259	40,895
Pool# G05923 5.50%, 02/01/40	83,659	93,058
Pool# G06031 5.50%, 03/01/40	27,612	30,714
Pool# A91997 5.00%, 04/01/40	117,156	128,593
Pool# G05849 4.50%, 05/01/40	838,208	904,221

24

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G06193 5.50%, 05/01/40	$120,025	$133,499
Pool# A92458 5.00%, 06/01/40	52,233	57,358
Pool# G08402 5.00%, 06/01/40	180,678	198,098
Pool# A92764 5.50%, 06/01/40	61,178	67,643
Pool# C03486 4.50%, 07/01/40	9,722	10,486
Pool# G06412 5.50%, 07/01/40	1,525,065	1,693,916
Pool# C03531 4.00%, 10/01/40	1,584,006	1,678,570
Pool# A94833 4.00%, 11/01/40	4,549,988	4,841,634
Pool# A95230 4.00%, 12/01/40	1,677,936	1,783,201
Pool# A96634 4.50%, 02/01/41	357,702	385,830
Pool# A97942 4.50%, 04/01/41	340,339	367,107
Pool# G08443 4.50%, 04/01/41	1,188,606	1,284,984
Pool# Q00876 4.50%, 05/01/41	1,635,401	1,764,615
Pool# Q00950 5.00%, 05/01/41	956,976	1,048,248
Pool# Q01212 4.50%, 06/01/41	781,144	843,813
Pool# Q01198 5.50%, 06/01/41	32,045	35,436
Pool# G06956 4.50%, 08/01/41	1,484,709	1,605,117
Pool# Q03043 4.50%, 09/01/41	402,775	434,745
Pool# Z40047 4.00%, 10/01/41	432,786	458,535
Pool# Q06344 4.00%, 02/01/42	3,778,936	4,009,972
Pool# G08479 3.50%, 03/01/42	551,331	568,292
Pool# Q08997 3.50%, 06/01/42	1,092,532	1,126,708
Pool# Q09004 3.50%, 06/01/42	866,588	893,140
Pool# C04008 4.00%, 06/01/42	1,645,577	1,744,250
Pool# C09004 3.50%, 07/01/42	1,271,032	1,310,005
Pool# G08500 3.50%, 07/01/42	769,310	792,899

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G07083 4.00%, 07/01/42	$536,835	$569,988
Pool# Z40054 4.00%, 07/01/42	528,938	560,407
Pool# Q09896 3.50%, 08/01/42	695,391	716,714
Pool# Q11095 3.50%, 09/01/42	539,962	556,520
Pool# Q11348 3.50%, 09/01/42	1,945,878	2,004,702
Pool# Q12143 3.50%, 10/01/42	363,742	374,896
Pool# G07155 4.00%, 10/01/42	925,329	979,043
Pool# Q13765 4.00%, 12/01/42	525,169	559,675
Pool# Q16893 3.50%, 04/01/43	512,960	529,003
Pool# Q17389 3.50%, 04/01/43	1,345,299	1,389,041
Pool# Q18305 3.50%, 05/01/43	489,776	504,678
Pool# Q19476 3.50%, 06/01/43	599,865	618,139
Pool# Q19480 4.00%, 06/01/43	4,145,849	4,388,782
Pool# G07459 3.50%, 08/01/43	1,370,231	1,412,026
Pool# G08541 3.50%, 08/01/43	1,256,533	1,294,715
Pool# Q20857 3.50%, 08/01/43	993,878	1,027,116
Pool# Q20860 3.50%, 08/01/43	418,332	431,027
Pool# Q20680 4.00%, 10/01/43	629,756	665,886
Pool# V80509 4.00%, 10/01/43	624,399	661,370
Pool# G07508 4.50%, 10/01/43	490,638	530,033
Pool# V80589 4.50%, 10/01/43	235,105	253,955
Pool# V80596 4.50%, 10/01/43	254,607	274,203
Pool# G08558 4.00%, 11/01/43	331,841	350,879
Pool# C09051 4.50%, 11/01/43	290,052	312,356
Pool# G08559 4.50%, 11/01/43	1,816,940	1,962,458
Pool# Q22805 4.50%, 11/01/43	142,441	153,803

25

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q23044 4.50%, 11/01/43	$567,077	$612,007
Pool# Q23298 4.50%, 11/01/43	566,686	611,804
Pool# G08568 4.50%, 01/01/44	124,250	134,080
Pool# C09059 4.50%, 03/01/44	1,435,072	1,548,555
Pool# G07763 4.50%, 03/01/44	520,991	563,961
Pool# G08578 4.50%, 03/01/44	2,927,187	3,160,322
Pool# Q25286 4.50%, 03/01/44	364,052	393,128
Pool# V81065 4.50%, 03/01/44	291,353	314,570
Pool# G08582 4.00%, 04/01/44	508,233	537,513
Pool# Q26367 4.00%, 05/01/44	278,906	295,919
Pool# G08587 4.50%, 05/01/44	1,166,005	1,258,948
Pool# G08593 4.50%, 06/01/44	2,474,022	2,668,094
Pool# G08596 4.50%, 07/01/44	2,178,500	2,351,300
Pool# Q27377 4.50%, 07/01/44	1,304,404	1,407,870
Pool# G08601 4.00%, 08/01/44	1,005,652	1,063,266
Pool# Q27903 4.00%, 08/01/44	2,091,119	2,211,762
Pool# G07964 5.00%, 08/01/44	658,806	726,404
Pool# G08609 3.50%, 10/01/44	1,234,544	1,271,860
Pool# Q28934 4.50%, 10/01/44	93,320	100,606
Pool# Q29916 4.00%, 11/01/44	1,886,195	1,996,324
Pool# Q29946 4.50%, 11/01/44	103,196	111,290
Pool# C09070 4.00%, 12/01/44	839,525	887,854
Pool# G08621 4.50%, 12/01/44	768,774	829,979
Pool# Q30149 4.50%, 12/01/44	118,919	128,096
Pool# G08627 3.50%, 02/01/45	1,556,712	1,603,765
Pool# C09071 4.00%, 02/01/45	2,671,391	2,825,083

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08628 4.00%, 02/01/45	$1,338,338	$1,415,204
Pool# G07961 3.50%, 03/01/45	1,344,185	1,386,724
Pool# G08633 4.00%, 03/01/45	5,630,701	5,954,220
Pool# Q32070 4.00%, 03/01/45	1,577,117	1,667,913
Pool# G08636 3.50%, 04/01/45	4,357,465	4,489,175
Pool# G08637 4.00%, 04/01/45	1,839,622	1,945,250
Pool# G08642 4.00%, 05/01/45	2,711,696	2,867,291
Pool# Q35164 4.00%, 05/01/45	1,545,241	1,634,372
Pool# G08657 4.50%, 07/01/45	251,784	271,275
Pool# G08659 3.50%, 08/01/45	1,476,391	1,521,017
Pool# G08676 3.50%, 11/01/45	3,293,135	3,392,674
Pool# Q37023 4.00%, 11/01/45	3,016,981	3,189,642
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 01/15/46	6,705,000	6,902,025
4.00%, 01/15/46	17,900,000	18,909,320
Federal National Mortgage Association Pool
Pool# 625932 5.00%, 01/01/17	135,730	140,539
Pool# 626012 5.00%, 01/01/17	29,450	30,493
Pool# 630920 5.00%, 02/01/17	18,864	19,533
Pool# 669089 5.00%, 10/01/17	30,739	31,828
Pool# 555092 5.00%, 12/01/17	458,809	475,066
Pool# 709835 5.00%, 06/01/18	361,396	375,663
Pool# 730339 5.00%, 09/01/18	193,783	201,522
Pool# 687533 5.00%, 11/01/18	66,355	68,706
Pool# 748029 5.00%, 12/01/18	4,160	4,308
Pool# 770160 5.00%, 04/01/19	582,408	604,216
Pool# 845488 5.00%, 06/01/21	3,012	3,179

26

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 969941 5.00%, 03/01/23	$29,344	$30,879
Pool# 254690 5.50%, 04/01/23	104,893	116,788
Pool# 982885 5.00%, 05/01/23	8,951	9,623
Pool# 254797 5.00%, 06/01/23	308,743	339,573
Pool# 975884 5.00%, 06/01/23	3,326	3,550
Pool# 254764 5.50%, 06/01/23	216,959	241,563
Pool# 987214 5.00%, 07/01/23	1,458	1,563
Pool# 976243 5.00%, 08/01/23	6,086	6,562
Pool# 987456 5.00%, 08/01/23	12,561	13,133
Pool# 965102 5.00%, 09/01/23	2,482	2,570
Pool# 988300 5.00%, 09/01/23	8,583	8,887
Pool# 254911 5.00%, 10/01/23	57,126	62,830
Pool# 254985 5.00%, 11/01/23	756,785	832,356
Pool# 255582 5.00%, 01/01/25	3,806	4,186
Pool# 255627 5.00%, 02/01/25	377,117	414,775
Pool# 255667 5.00%, 03/01/25	5,068	5,574
Pool# 256170 5.00%, 03/01/26	601,843	661,941
Pool# 256639 5.00%, 02/01/27	430,349	473,323
Pool# 256640 5.50%, 03/01/27	33,471	37,267
Pool# 256676 5.50%, 04/01/27	32,359	36,029
Pool# 256820 5.00%, 07/01/27	299,641	329,563
Pool# 256896 5.50%, 09/01/27	24,696	27,496
Pool# 257075 5.50%, 02/01/28	29,014	32,536
Pool# 257282 5.50%, 07/01/28	160,969	179,223
Pool# 257367 5.50%, 09/01/28	52,726	58,705
Pool# 257451 5.50%, 11/01/28	12,748	14,194

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 995477 5.50%, 01/01/29	$34,942	$38,915
Pool# 930997 4.50%, 04/01/29	174,724	188,707
Pool# AL0869 4.50%, 06/01/29	95,162	102,777
Pool# MA0097 5.00%, 06/01/29	105,649	116,199
Pool# MA0130 5.00%, 07/01/29	622,617	684,790
Pool# AS3118 3.00%, 08/01/29	2,289,963	2,362,616
Pool# MA2124 3.00%, 12/01/29	1,903,341	1,962,391
Pool# AS4466 3.00%, 02/01/30	1,752,679	1,809,690
Pool# AX9538 3.00%, 02/01/30	2,274,877	2,347,907
Pool# AS4855 2.50%, 04/01/30	1,400,305	1,412,994
Pool# 932716 5.00%, 04/01/30	21,256	23,402
Pool# MA0436 5.50%, 04/01/30	79,443	88,511
Pool# AY0990 2.50%, 05/01/30	1,574,333	1,588,598
Pool# AL6763 3.00%, 05/01/30	1,385,102	1,428,165
Pool# AY4218 3.00%, 05/01/30	1,687,035	1,739,373
Pool# AS5240 3.00%, 06/01/30	1,678,703	1,730,783
Pool# AD7853 4.50%, 06/01/30	485,936	527,864
Pool# AZ0881 2.50%, 07/01/30	1,833,070	1,849,681
Pool# AZ0886 3.00%, 07/01/30	1,346,908	1,388,695
Pool# AL6317 5.00%, 09/01/30	706,459	777,004
Pool# 676643 5.00%, 01/01/33	133,417	147,634
Pool# 720679 5.00%, 06/01/33	12,068	13,273
Pool# 310100 5.00%, 08/01/33	295,804	327,236
Pool# 738166 5.00%, 09/01/33	3,225	3,567
Pool# 725027 5.00%, 11/01/33	370,157	409,483
Pool# 745944 5.00%, 12/01/33	108,110	119,601

27

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 725422 5.00%, 04/01/34	$73,052	$80,826
Pool# 985615 5.50%, 04/01/34	261,306	293,714
Pool# 794978 5.50%, 10/01/34	79,306	89,322
Pool# 801596 5.50%, 10/01/34	91,754	103,465
Pool# AC2387 5.00%, 01/01/35	13,622	15,066
Pool# 735141 5.50%, 01/01/35	539,398	607,056
Pool# AD0308 5.00%, 03/01/35	775,224	857,643
Pool# 735382 5.00%, 04/01/35	176,425	194,834
Pool# 735403 5.00%, 04/01/35	596,287	658,181
Pool# 255706 5.50%, 05/01/35	4,314	4,864
Pool# 735578 5.00%, 06/01/35	312,333	344,736
Pool# 735581 5.00%, 06/01/35	1,666,367	1,841,758
Pool# 735795 5.00%, 06/01/35	1,013,317	1,120,551
Pool# 735667 5.00%, 07/01/35	8,403	9,294
Pool# 826201 5.00%, 07/01/35	57,161	63,081
Pool# 190360 5.00%, 08/01/35	664,496	733,100
Pool# 310099 5.00%, 08/01/35	2,069,407	2,285,597
Pool# 825753 5.50%, 08/01/35	29,576	33,112
Pool# 834657 5.50%, 08/01/35	4,806	5,398
Pool# 836018 5.50%, 09/01/35	1,950	2,191
Pool# 735893 5.00%, 10/01/35	317,954	350,796
Pool# 835482 5.50%, 10/01/35	16,822	18,902
Pool# 863626 5.50%, 12/01/35	53,030	59,054
Pool# 745275 5.00%, 02/01/36	301,245	332,375
Pool# 745343 5.50%, 03/01/36	294,275	330,830
Pool# 865972 5.50%, 03/01/36	37,766	42,327

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 891588 5.50%, 05/01/36	$106,479	$118,706
Pool# 885808 5.50%, 06/01/36	1,636	1,821
Pool# 885367 5.00%, 07/01/36	1,746	1,920
Pool# 745826 6.00%, 07/01/36	8,370	9,460
Pool# AI6495 5.00%, 09/01/36	643,910	711,957
Pool# 897267 5.50%, 10/01/36	38,671	43,282
Pool# 899215 6.00%, 10/01/36	30,419	34,347
Pool# 310107 5.00%, 11/01/36	123,325	136,058
Pool# 831922 5.50%, 11/01/36	6,215	6,953
Pool# 256513 5.50%, 12/01/36	35,062	39,186
Pool# 902752 5.50%, 12/01/36	4,360	4,874
Pool# 903013 5.50%, 12/01/36	81,757	91,456
Pool# 920078 5.50%, 12/01/36	10,896	12,132
Pool# 906869 6.00%, 12/01/36	89,025	100,462
Pool# 967685 5.50%, 01/01/37	57,028	64,036
Pool# 888222 6.00%, 02/01/37	25,389	28,727
Pool# 910242 5.00%, 03/01/37	4,273	4,700
Pool# 914049 6.00%, 03/01/37	143,577	162,092
Pool# 914752 5.50%, 04/01/37	25,618	28,578
Pool# 918011 5.00%, 05/01/37	118,743	130,601
Pool# 897640 5.50%, 05/01/37	38,421	42,789
Pool# 899528 5.50%, 05/01/37	58,981	65,786
Pool# 917988 6.00%, 05/01/37	20,939	23,629
Pool# 937788 5.00%, 06/01/37	1,489	1,638
Pool# 899562 5.50%, 06/01/37	22,178	24,777
Pool# 918516 5.50%, 06/01/37	432,376	483,063

28

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 918659 5.50%, 06/01/37	$121,719	$136,137
Pool# 918662 5.50%, 06/01/37	367,699	411,040
Pool# 915639 6.00%, 06/01/37	74,097	83,616
Pool# 939984 6.00%, 06/01/37	73,623	83,258
Pool# 256822 5.00%, 07/01/37	2,878	3,165
Pool# 938175 5.50%, 07/01/37	10,688	11,919
Pool# 899598 6.00%, 07/01/37	7,380	8,331
Pool# 928483 6.00%, 07/01/37	30,614	34,565
Pool# 942052 6.00%, 07/01/37	29,980	33,922
Pool# 944526 6.00%, 07/01/37	8,709	9,827
Pool# 942290 5.50%, 08/01/37	28,155	31,348
Pool# 945218 5.50%, 08/01/37	5,508	6,133
Pool# AA0920 5.50%, 08/01/37	1,605,287	1,792,047
Pool# 936895 6.00%, 08/01/37	2,359	2,662
Pool# 888638 5.50%, 09/01/37	52,576	58,786
Pool# 952277 5.50%, 09/01/37	1,263	1,408
Pool# 952276 6.00%, 09/01/37	127,775	144,443
Pool# 933131 5.50%, 10/01/37	30,365	33,828
Pool# 943640 5.50%, 10/01/37	1,820	2,031
Pool# 946923 6.00%, 10/01/37	81,216	91,928
Pool# 955770 6.00%, 10/01/37	7,951	8,982
Pool# 952372 5.50%, 11/01/37	283,872	316,064
Pool# 960117 5.50%, 11/01/37	872	970
Pool# 933166 6.00%, 11/01/37	160,446	181,462
Pool# 956411 6.00%, 11/01/37	13,859	15,639
Pool# 959983 6.00%, 11/01/37	55,072	62,147

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 959454 5.50%, 12/01/37	$67,951	$75,861
Pool# 967254 5.50%, 12/01/37	65,661	73,107
Pool# 977077 5.50%, 12/01/37	129,380	145,742
Pool# 929018 6.00%, 12/01/37	26,420	29,814
Pool# 966419 6.00%, 12/01/37	35,660	40,256
Pool# 961181 5.50%, 01/01/38	19,009	21,279
Pool# 961256 5.50%, 01/01/38	47,066	52,558
Pool# 961311 5.50%, 01/01/38	55,239	61,601
Pool# 966664 5.50%, 01/01/38	190,883	213,369
Pool# 961348 6.00%, 01/01/38	118,032	133,336
Pool# 965719 6.00%, 01/01/38	20,296	22,962
Pool# 952055 5.00%, 02/01/38	264,330	290,725
Pool# 961655 5.00%, 02/01/38	204,592	225,022
Pool# 960048 5.50%, 02/01/38	2,072	2,307
Pool# 969757 5.50%, 02/01/38	2,137	2,384
Pool# 969776 5.50%, 02/01/38	74,051	82,448
Pool# 972404 5.50%, 02/01/38	17,807	19,844
Pool# 972701 5.50%, 02/01/38	26,412	29,497
Pool# 961980 5.00%, 03/01/38	312,132	343,301
Pool# 953613 5.50%, 03/01/38	4,378	4,891
Pool# 961849 5.50%, 03/01/38	30,733	34,266
Pool# 962344 5.50%, 03/01/38	437,089	487,716
Pool# 962371 5.50%, 03/01/38	35,798	40,007
Pool# 973775 5.50%, 03/01/38	40,487	45,236
Pool# 973794 5.50%, 03/01/38	76,136	84,770
Pool# 974674 5.50%, 03/01/38	35,111	39,299

29

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 975186 5.50%, 03/01/38	$83,751	$93,556
Pool# 961992 6.00%, 03/01/38	69,356	78,265
Pool# 974532 5.00%, 04/01/38	22,878	25,163
Pool# 974965 5.00%, 04/01/38	269,322	296,215
Pool# 976913 5.00%, 04/01/38	147,034	161,717
Pool# 979504 5.00%, 04/01/38	51,782	56,953
Pool# 933777 5.50%, 04/01/38	11,113	12,374
Pool# 973726 6.00%, 04/01/38	111,650	126,202
Pool# 969268 5.50%, 05/01/38	2,951	3,286
Pool# 970232 5.50%, 05/01/38	7,434	8,277
Pool# 975049 5.50%, 05/01/38	97,100	108,112
Pool# 975127 5.50%, 05/01/38	361,660	403,583
Pool# 983284 5.50%, 05/01/38	412,876	459,840
Pool# 995048 5.50%, 05/01/38	104,102	116,285
Pool# 889509 6.00%, 05/01/38	47,054	53,172
Pool# 889579 6.00%, 05/01/38	74,991	84,733
Pool# 984000 5.00%, 06/01/38	41,264	45,979
Pool# 929594 5.50%, 06/01/38	503,119	562,317
Pool# 963774 5.50%, 06/01/38	132,084	147,575
Pool# 963958 5.50%, 06/01/38	1,178	1,311
Pool# 976213 5.50%, 06/01/38	7,777	8,698
Pool# 979984 5.50%, 06/01/38	46,267	51,514
Pool# 985559 5.50%, 06/01/38	89,456	99,601
Pool# 985731 5.50%, 06/01/38	21,416	23,845
Pool# 986519 5.50%, 06/01/38	5,739	6,396
Pool# 995018 5.50%, 06/01/38	92,564	103,381

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 929714 5.50%, 07/01/38	$343,368	$383,682
Pool# 929737 5.50%, 07/01/38	2,416	2,698
Pool# 934333 5.50%, 07/01/38	177,474	198,149
Pool# 934351 5.50%, 07/01/38	22,618	25,195
Pool# 963975 5.50%, 07/01/38	65,078	72,579
Pool# 986245 5.50%, 07/01/38	8,575	9,547
Pool# 986999 5.50%, 07/01/38	89,539	99,693
Pool# 889962 5.50%, 08/01/38	260,181	289,902
Pool# 929824 5.50%, 08/01/38	43,280	48,362
Pool# 964970 5.50%, 08/01/38	24,191	27,017
Pool# 975697 5.50%, 08/01/38	10,883	12,150
Pool# 986062 5.50%, 08/01/38	6,893	7,677
Pool# 925973 6.00%, 08/01/38	18,546	20,939
Pool# 983378 6.00%, 08/01/38	44,221	49,934
Pool# 889995 5.50%, 09/01/38	344,726	385,066
Pool# 970818 5.50%, 09/01/38	59,301	66,346
Pool# 986938 5.50%, 09/01/38	10,552	11,749
Pool# 970650 5.50%, 10/01/38	83,865	93,422
Pool# 990786 5.50%, 10/01/38	34,023	37,962
Pool# 992471 5.50%, 10/01/38	2,030	2,260
Pool# 930071 6.00%, 10/01/38	250,595	282,788
Pool# 991002 6.00%, 10/01/38	3,993	4,506
Pool# 992035 6.00%, 10/01/38	8,123	9,184
Pool# 934645 5.50%, 11/01/38	65,484	72,996
Pool# 934665 5.50%, 11/01/38	46,309	51,560
Pool# 970809 5.50%, 11/01/38	29,196	32,507

30

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 985805 5.50%, 11/01/38	$93,844	$105,026
Pool# 987994 5.50%, 11/01/38	35,416	39,432
Pool# 994637 5.50%, 11/01/38	330,517	368,034
Pool# 995759 5.50%, 11/01/38	505,947	565,744
Pool# AB0131 5.00%, 12/01/38	18,317	20,255
Pool# 930253 5.50%, 12/01/38	111,357	124,365
Pool# 934249 5.50%, 12/01/38	20,303	22,606
Pool# 970929 5.50%, 12/01/38	82,579	92,103
Pool# 991434 5.50%, 12/01/38	31,399	35,051
Pool# 992676 5.50%, 12/01/38	24,070	26,799
Pool# 992944 5.50%, 12/01/38	64,659	71,992
Pool# 993055 5.50%, 12/01/38	44,094	49,185
Pool# AA0694 5.50%, 12/01/38	68,744	76,540
Pool# AD0385 5.50%, 12/01/38	37,636	42,093
Pool# 934231 5.00%, 01/01/39	4,166	4,582
Pool# 995245 5.00%, 01/01/39	555,403	610,864
Pool# 890294 5.50%, 01/01/39	182,781	204,285
Pool# 993100 5.50%, 01/01/39	31,879	35,600
Pool# 993111 5.50%, 01/01/39	32,463	36,144
Pool# AA0187 5.50%, 01/01/39	23,713	26,402
Pool# AA0729 5.50%, 02/01/39	423,532	471,562
Pool# AA1638 5.50%, 02/01/39	25,876	28,810
Pool# AD0306 5.50%, 03/01/39	12,929	14,442
Pool# AA4463 4.50%, 04/01/39	164,146	177,476
Pool# 995951 5.00%, 04/01/39	51,520	56,665
Pool# 935063 5.50%, 04/01/39	165,227	183,964

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 995845 5.50%, 04/01/39	$1,844	$2,059
Pool# 935075 6.00%, 04/01/39	21,827	24,631
Pool# 995894 6.00%, 04/01/39	296,979	335,703
Pool# AB0733 4.50%, 06/01/39	168,641	182,471
Pool# 995862 5.00%, 07/01/39	89,346	98,268
Pool# AL0070 5.00%, 07/01/39	74,363	81,789
Pool# AC0017 5.50%, 09/01/39	17,940	19,986
Pool# AD0638 6.00%, 09/01/39	85,583	96,851
Pool# AL2875 5.00%, 11/01/39	332,375	365,696
Pool# 190399 5.50%, 11/01/39	12,114	13,509
Pool# 932586 4.50%, 03/01/40	1,166,970	1,263,155
Pool# AD1656 4.50%, 03/01/40	466,513	504,930
Pool# MA0389 5.50%, 04/01/40	57,631	64,223
Pool# 190404 4.50%, 05/01/40	200,226	216,721
Pool# AL0071 5.00%, 05/01/40	182,282	200,484
Pool# AB1316 5.50%, 05/01/40	136,434	151,906
Pool# AL0015 5.50%, 05/01/40	808,612	902,531
Pool# AB1149 5.00%, 06/01/40	221,780	244,586
Pool# AD5507 5.00%, 06/01/40	530,161	587,152
Pool# AD6438 5.00%, 06/01/40	15,065	16,600
Pool# AD7849 5.00%, 06/01/40	359,357	396,367
Pool# AD7128 4.50%, 07/01/40	15,008	16,228
Pool# AB1259 5.00%, 07/01/40	848,387	935,868
Pool# AC9032 5.00%, 07/01/40	10,758	11,854
Pool# AD6856 5.00%, 07/01/40	7,441	8,215
Pool# AB1335 4.50%, 08/01/40	355,035	384,293

31

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB1389 4.50%, 08/01/40	$901,686	$975,652
Pool# AD8529 4.50%, 08/01/40	1,547,162	1,674,462
Pool# AE0271 5.00%, 08/01/40	1,364,461	1,503,235
Pool# AE3251 5.00%, 08/01/40	518,390	572,212
Pool# AD5283 4.50%, 09/01/40	50,508	54,652
Pool# AE0691 4.50%, 10/01/40	128,780	139,127
Pool# AE0803 4.50%, 10/01/40	1,758,309	1,903,182
Pool# AE5471 4.50%, 10/01/40	12,144	13,143
Pool# AB1854 4.50%, 11/01/40	402,530	435,052
Pool# AL0069 5.00%, 11/01/40	35,514	39,079
Pool# AE2691 4.50%, 12/01/40	3,076,714	3,330,061
Pool# AH1560 4.00%, 01/01/41	639,194	678,136
Pool# AE0725 4.50%, 01/01/41	162,630	175,997
Pool# AL0791 4.00%, 02/01/41	804,409	856,357
Pool# AE0984 4.50%, 02/01/41	37,720	40,826
Pool# AL5782 5.50%, 03/01/41	694,533	778,005
Pool# AH4038 4.50%, 04/01/41	770,914	838,344
Pool# AH9471 4.50%, 04/01/41	763,451	829,978
Pool# AI0213 4.50%, 04/01/41	341,555	369,296
Pool# AI1193 4.50%, 04/01/41	153,919	166,565
Pool# AL0065 4.50%, 04/01/41	1,407,461	1,523,139
Pool# AI0706 5.00%, 04/01/41	352,845	388,850
Pool# AI2468 4.50%, 05/01/41	1,308,766	1,416,529
Pool# AB3193 4.50%, 06/01/41	338,593	366,385
Pool# AI3506 4.50%, 06/01/41	53,069	57,719
Pool# AI4211 4.50%, 06/01/41	667,582	722,344

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AL0462 5.00%, 07/01/41	$24,408	$26,924
Pool# AI8193 4.50%, 08/01/41	1,168,273	1,263,455
Pool# AI8194 4.50%, 08/01/41	1,135,145	1,227,900
Pool# 890603 5.00%, 08/01/41	27,362	30,095
Pool# AB3505 4.00%, 09/01/41	2,556,036	2,721,182
Pool# AJ1230 4.50%, 09/01/41	747,396	808,386
Pool# AJ1414 4.50%, 09/01/41	708,339	765,911
Pool# AJ1416 4.50%, 09/01/41	1,086,360	1,175,389
Pool# AJ0473 5.00%, 09/01/41	278,277	306,171
Pool# AL5616 5.50%, 09/01/41	392,349	438,288
Pool# AL1319 4.50%, 10/01/41	270,711	292,670
Pool# AJ5269 4.00%, 11/01/41	4,065,209	4,311,548
Pool# AL1431 4.50%, 11/01/41	2,907,153	3,145,243
Pool# AL1547 4.50%, 11/01/41	182,135	196,864
Pool# AB4102 3.50%, 12/01/41	478,225	494,595
Pool# AJ9278 3.50%, 12/01/41	1,296,565	1,340,979
Pool# AJ7686 4.00%, 12/01/41	5,069,389	5,397,303
Pool# AX5302 4.00%, 01/01/42	1,191,204	1,263,395
Pool# AL1354 4.50%, 01/01/42	2,356,151	2,546,976
Pool# AL4300 4.50%, 01/01/42	619,126	669,730
Pool# AK2415 4.00%, 02/01/42	1,391,710	1,476,344
Pool# AJ6790 4.50%, 02/01/42	360,644	389,505
Pool# AK5699 3.50%, 03/01/42	1,107,402	1,145,305
Pool# AK4520 4.00%, 03/01/42	619,582	657,131
Pool# AK6743 4.00%, 03/01/42	235,412	249,742
Pool# AK6568 3.50%, 04/01/42	1,846,830	1,909,582

32

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AK6846 3.50%, 04/01/42	$1,330,418	$1,375,564
Pool# AK9393 3.50%, 04/01/42	1,183,997	1,224,506
Pool# AL4029 4.50%, 04/01/42	581,390	628,829
Pool# AB7733 3.00%, 01/01/43	1,200,703	1,203,488
Pool# AL2897 3.50%, 01/01/43	1,462,354	1,511,228
Pool# AL3714 3.50%, 01/01/43	2,029,596	2,097,181
Pool# AQ9328 3.50%, 01/01/43	337,854	349,272
Pool# AB8931 3.00%, 04/01/43	1,779,043	1,782,964
Pool# AB9046 3.50%, 04/01/43	1,938,450	2,006,922
Pool# AT1001 3.50%, 04/01/43	840,211	870,192
Pool# AT2021 3.50%, 04/01/43	1,620,833	1,675,682
Pool# AT5993 3.00%, 05/01/43	1,851,721	1,855,882
Pool# AB9260 3.50%, 05/01/43	1,441,800	1,489,408
Pool# AB9374 3.50%, 05/01/43	829,513	857,377
Pool# AT7207 3.50%, 06/01/43	2,600,574	2,686,421
Pool# AS0044 3.00%, 07/01/43	1,072,344	1,074,545
Pool# AB9864 3.50%, 07/01/43	719,925	745,355
Pool# AS0331 3.00%, 08/01/43	437,257	438,154
Pool# AU3195 3.00%, 08/01/43	451,350	452,274
Pool# AU3735 3.00%, 08/01/43	2,200,243	2,204,759
Pool# AS0210 3.50%, 08/01/43	2,099,888	2,173,950
Pool# AS0212 3.50%, 08/01/43	2,971,966	3,072,536
Pool# AU0949 3.50%, 08/01/43	1,495,804	1,555,304
Pool# AU3742 3.50%, 08/01/43	1,242,166	1,284,200
Pool# AS0225 4.00%, 08/01/43	4,546,023	4,830,108
Pool# AS0255 4.50%, 08/01/43	3,549,738	3,833,814

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AU0993 4.50%, 08/01/43	$131,188	$141,686
Pool# AS0263 5.00%, 08/01/43	44,602	49,056
Pool# AS0516 3.00%, 09/01/43	1,017,023	1,019,027
Pool# AS0358 4.00%, 09/01/43	796,076	847,291
Pool# AS0531 4.00%, 09/01/43	1,020,747	1,086,417
Pool# AU6857 4.00%, 09/01/43	1,521,959	1,621,747
Pool# AL4069 4.50%, 09/01/43	231,769	250,317
Pool# AS0563 4.50%, 09/01/43	215,949	233,231
Pool# AS0569 4.50%, 09/01/43	573,110	618,974
Pool# AU4229 4.50%, 09/01/43	286,404	310,083
Pool# AU5665 4.50%, 09/01/43	407,616	441,802
Pool# MA1600 3.50%, 10/01/43	2,893,504	2,988,365
Pool# AS0657 4.00%, 10/01/43	1,199,655	1,270,367
Pool# AU4386 4.00%, 10/01/43	607,379	645,336
Pool# AU9029 4.00%, 10/01/43	1,837,624	1,955,851
Pool# AU6939 4.50%, 10/01/43	502,172	542,360
Pool# AU9522 4.50%, 10/01/43	563,967	609,100
Pool# AS0837 5.00%, 10/01/43	2,041,099	2,246,387
Pool# AS1042 4.00%, 11/01/43	387,888	412,130
Pool# AU5057 4.00%, 11/01/43	1,134,235	1,200,630
Pool# AV0691 4.00%, 12/01/43	433,958	461,878
Pool# AL4608 4.50%, 12/01/43	928,253	1,002,539
Pool# AS1333 4.50%, 12/01/43	2,718,604	2,947,054
Pool# AV0664 4.50%, 12/01/43	2,061,114	2,227,910
Pool# AS1559 4.00%, 01/01/44	2,552,613	2,712,140
Pool# AS1586 4.50%, 01/01/44	686,261	741,181

33

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AV4104 4.50%, 01/01/44	$186,411	$201,328
Pool# AV7958 4.50%, 01/01/44	592,847	640,371
Pool# AL5946 5.00%, 01/01/44	1,014,655	1,115,976
Pool# AS1764 4.00%, 02/01/44	483,133	513,486
Pool# AV2253 4.50%, 02/01/44	134,004	144,728
Pool# AV5049 4.50%, 02/01/44	964,335	1,041,508
Pool# AV5699 4.50%, 02/01/44	271,067	292,760
Pool# AV8738 5.00%, 02/01/44	47,909	52,705
Pool# AS2075 4.50%, 03/01/44	1,815,945	1,961,270
Pool# AV7114 4.50%, 03/01/44	356,415	384,938
Pool# AW1161 4.50%, 03/01/44	404,875	437,472
Pool# AW1938 4.50%, 03/01/44	71,763	77,506
Pool# MA1885 5.00%, 03/01/44	116,410	128,154
Pool# AS2117 4.00%, 04/01/44	1,884,598	1,996,402
Pool# AS2322 4.50%, 04/01/44	52,944	57,181
Pool# AW0922 4.50%, 04/01/44	40,214	43,432
Pool# AW1847 4.50%, 04/01/44	244,240	263,785
Pool# MA1888 4.00%, 05/01/44	648,916	687,088
Pool# AS2358 4.50%, 05/01/44	433,394	468,077
Pool# AW5309 4.50%, 05/01/44	312,378	337,377
Pool# AL5853 5.00%, 05/01/44	1,517,251	1,671,454
Pool# AL5449 4.50%, 06/01/44	389,864	421,609
Pool# AV2799 4.50%, 06/01/44	671,496	725,234
Pool# AW2478 4.50%, 06/01/44	664,842	723,621
Pool# MA1926 4.50%, 06/01/44	1,455,994	1,577,649
Pool# AS2950 4.00%, 07/01/44	119,253	126,234

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AL5570 4.50%, 07/01/44	$421,571	$455,308
Pool# AW9189 4.50%, 07/01/44	486,839	526,317
Pool# AL5573 5.00%, 07/01/44	698,374	770,659
Pool# AW8949 5.00%, 07/01/44	214,568	236,082
Pool# AL5674 4.50%, 08/01/44	1,176,458	1,270,607
Pool# AL6223 4.50%, 08/01/44	4,945,933	5,343,224
Pool# AS3412 4.50%, 09/01/44	77,337	83,860
Pool# AS3467 4.00%, 10/01/44	168,397	178,254
Pool# AS3634 4.00%, 10/01/44	2,465,911	2,610,260
Pool# AX0888 4.00%, 10/01/44	3,226,203	3,415,901
Pool# AX2491 4.00%, 10/01/44	1,384,689	1,467,251
Pool# AX2501 4.00%, 10/01/44	1,928,275	2,041,151
Pool# AS3657 4.50%, 10/01/44	2,859,621	3,101,227
Pool# AX4945 4.50%, 10/01/44	370,377	400,017
Pool# AX5921 5.00%, 10/01/44	873,496	964,567
Pool# AS3880 4.50%, 11/01/44	2,563,433	2,770,246
Pool# AS3881 4.50%, 11/01/44	564,586	609,769
Pool# AX7258 5.00%, 11/01/44	560,319	616,502
Pool# AX4902 3.50%, 12/01/44	6,109,433	6,314,718
Pool# AX4245 4.00%, 12/01/44	1,129,421	1,195,588
Pool# AX4873 4.00%, 12/01/44	1,451,209	1,536,675
Pool# AX8241 4.50%, 12/01/44	376,790	406,954
Pool# MA2129 4.50%, 12/01/44	186,972	202,026
Pool# AS4304 3.50%, 01/01/45	4,197,426	4,333,779
Pool# AL6432 4.00%, 01/01/45	3,253,984	3,444,903
Pool# MA2145 4.00%, 01/01/45	1,769,819	1,873,800

34

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AS4515 4.00%, 02/01/45	$3,373,198	$3,570,921
Pool# AL6307 4.50%, 02/01/45	1,764,545	1,905,757
Pool# AY1306 3.50%, 03/01/45	2,688,186	2,775,512
Pool# AS4630 4.00%, 03/01/45	4,227,149	4,475,511
Pool# MA2229 3.50%, 04/01/45	1,525,174	1,574,720
Pool# AY4205 3.00%, 05/01/45	884,838	885,796
Pool# MA2281 4.50%, 05/01/45	251,058	271,624
Pool# AS5175 3.50%, 06/01/45	2,274,122	2,350,662
Pool# AZ0869 4.00%, 07/01/45	1,777,398	1,883,836
Pool# MA2342 4.00%, 07/01/45	1,210,414	1,281,719
Pool# FN AS5892 3.50%, 10/01/45	1,749,134	1,805,955
Pool# MA2415 4.00%, 10/01/45	2,475,920	2,621,972
Pool# AS6400 4.00%, 12/01/45	2,025,000	2,146,329
Federal National Mortgage Association Pool TBA
2.50%, 01/25/31	2,865,000	2,887,648
3.00%, 01/25/31	9,880,000	10,177,813
3.50%, 01/25/46	14,015,000	14,459,601
4.00%, 01/25/46	29,205,000	30,903,910
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	21,712	24,355
Pool# 689575 6.50%, 07/15/38	32,605	37,304
Government National Mortgage Association II Pool
Pool# G2 MA3174, 4.00%, 10/20/45	4,279,625	4,551,423
Government National Mortgage Association II
Pool TBA 3.50%, 01/15/46	14,290,000	14,896,768
4.00%, 01/15/46	33,660,000	35,745,338

Total U.S. Government Mortgage Backed Agencies (cost $543,918,176)		546,686,265

U.S. Government Sponsored & Agency Obligations 2.6%

	Principal Amount	Market Value

Federal Farm Credit Banks 1.46%, 11/19/19	$2,785,000	$2,751,352
Federal Home Loan Banks
0.00%, 04/27/16	10,000,000	9,988,920
0.00%, 04/29/16	10,000,000	9,988,720
5.50%, 07/15/36	9,210,000	11,963,624
Federal National Mortgage Association
1.70%, 08/28/19	2,655,000	2,650,500
1.60%, 12/24/20	4,690,000	4,604,445
Tennessee Valley Authority
5.25%, 09/15/39	1,470,000	1,766,786
4.63%, 09/15/60	3,028,000	3,165,395

Total U.S. Government Sponsored & Agency Obligations (cost $47,457,182)		46,879,742

U.S. Treasury Bonds 9.6%
U.S. Treasury Bonds
6.25%, 08/15/23	2,900,000	3,743,039
5.50%, 08/15/28	22,360,000	29,753,647
4.50%, 02/15/36	19,275,000	24,702,108
3.88%, 08/15/40	25,790,000	30,152,146
U.S. Treasury Inflation Indexed Bonds
2.00%, 01/15/26 (g)	32,135,000	42,782,662
1.75%, 01/15/28 (g)	9,835,000	12,200,027
3.88%, 04/15/29 (g)	10,415,000	20,469,930
0.75%, 02/15/42 (g)	10,780,000	9,968,167

Total U.S. Treasury Bonds (cost $179,147,730)		173,771,726

U.S. Treasury Notes 11.8%
U.S. Treasury Inflation Indexed Notes
1.13%, 01/15/21 (g)	7,785,000	8,726,218
0.25%, 01/15/25 (g)	31,225,000	29,927,699
U.S. Treasury Notes
0.50%, 06/30/16	16,200,000	16,196,209
0.63%, 12/31/16	37,000,000	36,937,840
0.50%, 02/28/17	21,350,000	21,264,109
0.50%, 03/31/17	53,590,000	53,345,094
2.13%, 12/31/21	22,710,000	22,910,484
2.75%, 02/15/24	22,345,000	23,274,597
2.00%, 02/15/25	1,880,000	1,837,773

Total U.S. Treasury Notes (cost $215,667,358)		214,420,023

35

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

Yankee Dollar 0.0%†
	Principal Amount	Market Value

Metals & Mining 0.0%†
Teck Resources Ltd., 6.00%, 08/15/40	$360,000	$151,200

Total Yankee Dollar (cost $215,843)		151,200

Short-Term Investments 2.4%
U.S. Government Sponsored & Agency Obligation 1.5%
Federal Home Loan Bank Discount Notes, 0.00%, 12/05/16	17,000,000	16,897,660
Federal Home Loan Mortgage Corp. Discount Notes, 0.00%, 04/04/16	10,000,000	9,991,150

		26,888,810

U.S. Treasury Bill 0.9%
U.S. Treasury Bill, 0.00%, 05/19/16	17,000,000	16,978,529

Total Short-Term Investments (cost $43,844,789)		43,867,339

Mutual Fund 1.7%
	Shares
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.32% (h)	30,009,435	30,009,435

Total Mutual Fund (cost $30,009,435)		30,009,435

Total Investments (cost $1,916,864,533) (i) — 103.7%		1,881,501,349

Liabilities in excess of other assets — (3.7)%		(67,164,072)

NET ASSETS — 100.0%		$1,814,337,277

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $116,568,750 which represents 6.43% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date reflects the next call date.

(d)	Fair valued security.

(e)	Security in default.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2015.

(g)	Principal amounts are not adjusted for inflation.

(h)	Represents 7-day effective yield as of December 31, 2015.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

SpA	Limited Share Company

TBA	To Be Announced

Currency:

EUR	Euro

MXN	Mexican Peso

NZD	New Zealand Dollar

ZAR	South Africa Rand

36

Statement of Investments (Continued)

December 31, 2015

NVIT Core Plus Bond Fund (Continued)

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
289	90 Day Euroyen	03/14/16	$60,011,471	$(6,659)
565	New Zealand Dollar Future	12/14/16	383,782,027	45,065
46	U.S. Treasury 5 Year Note	03/31/16	5,442,734	(6,991)

			$449,236,232	$31,415

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(70)	EURO FX CURR Future	03/14/16	$9,525,250	$99,432
(180)	EURO-BUXL Future	03/08/16	29,616,110	699,475
(172)	EURO-OAT Future	03/08/16	28,047,496	383,759
(490)	Mexican Peso Future	03/14/16	14,161,000	402,393
(370)	New Zealand Dollar Future	03/14/16	25,197,000	(628,552)
(417)	South African Rand Future	03/14/16	13,286,662	978,370
(11)	U.S. Treasury 10 Year Note	03/21/16	1,384,969	1,204
(324)	U.S. Treasury 2 Year Note	03/31/16	70,383,937	58,207
(121)	U.S. Treasury Long Bond	03/21/16	18,603,750	(50,518)
(185)	U.S. Treasury Ultra Bond	03/21/16	29,357,188	(165,390)

			$239,563,362	$1,778,380

At December 31, 2015, the Fund had $6,582,095 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

37

Statement of Assets and Liabilities

December 31, 2015

NVIT Core Plus Bond Fund
Assets:
Investments, at value (cost $1,916,864,533)	$1,881,501,349
Cash	50,044,402
Deposits with broker for futures contracts	6,582,095
Foreign currencies, at value (cost $506,360)	500,461
Interest and dividends receivable	12,018,519
Receivable for investments sold	3,140,783
Receivable for capital shares issued	201,663
Prepaid expenses	2,737

Total Assets	1,953,992,009

Liabilities:
Payable for investments purchased	137,502,676
Payable for capital shares redeemed	602,123
Payable for variation margin on futures contracts	734,267
Accrued expenses and other payables:
Investment advisory fees	686,990
Fund administration fees	45,557
Distribution fees	17,316
Administrative servicing fees	11,212
Accounting and transfer agent fees	7,661
Custodian fees	11,366
Compliance program costs (Note 3)	1,968
Professional fees	25,360
Printing fees	8,037
Other	199

Total Liabilities	139,654,732

Net Assets	$1,814,337,277

Represented by:
Capital	$1,836,782,710
Accumulated undistributed net investment income	8,204,328
Accumulated net realized gains from investments, futures, and foreign currency transactions	2,916,344
Net unrealized appreciation/(depreciation) from investments	(35,363,184)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,809,795
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(12,716)

Net Assets	$1,814,337,277

Net Assets:
Class I Shares	$5,892,000
Class II Shares	79,751,703
Class Y Shares	1,728,693,574

Total	$1,814,337,277

38

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Core Plus Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	530,351
Class II Shares	7,187,519
Class Y Shares	155,208,722

Total	162,926,592

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.11
Class II Shares	$11.10
Class Y Shares	$11.14

The accompanying notes are an integral part of these financial statements.

39

Statement of Operations

For the Year Ended December 31, 2015

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$49,669,133
Dividend income	25,651

Total Income	49,694,784

EXPENSES:
Investment advisory fees	7,783,212
Fund administration fees	514,048
Distribution fees Class II Shares	213,228
Administrative servicing fees Class I Shares	7,591
Administrative servicing fees Class II Shares	128,729
Professional fees	99,756
Printing fees	20,134
Trustee fees	49,450
Custodian fees	70,352
Accounting and transfer agent fees	39,852
Compliance program costs (Note 3)	7,651
Other	42,147

Total Expenses	8,976,150

NET INVESTMENT INCOME	40,718,634

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(4,683,942)
Net realized gains from futures transactions (Note 2)	9,356,401
Net realized gains from foreign currency transactions (Note 2)	76,281

Net realized gains from investments, futures, and foreign currency transactions	4,748,740

Net change in unrealized appreciation/(depreciation) from investments	(55,358,823)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,548,196
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(127,762)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(52,938,389)

Net realized/unrealized losses from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(48,189,649)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,471,015)

The accompanying notes are an integral part of these financial statements.

40

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$40,718,634	$34,100,370
Net realized gains from investments, futures, and foreign currency transactions	4,748,740	21,541,606
Net change in unrealized appreciation/(depreciation) from investments futures contracts, and translation of assets and liabilities denominated in foreign currencies	(52,938,389)	16,272,216

Change in net assets resulting from operations	(7,471,015)	71,914,192

Distributions to Shareholders From:
Net investment income:
Class I	(108,995)	(97,060)
Class II	(1,301,977)	(1,743,843)
Class Y	(34,468,617)	(34,018,588)
Net realized gains:
Class I	(46,569)	—
Class II	(684,708)	—
Class Y	(14,227,042)	—

Change in net assets from shareholder distributions	(50,837,908)	(35,859,491)

Change in net assets from capital transactions	362,721,372	153,871,976

Change in net assets	304,412,449	189,926,677

Net Assets:
Beginning of year	1,509,924,828	1,319,998,151

End of year	$1,814,337,277	$1,509,924,828

Accumulated undistributed net investment income at end of year	$8,204,328	$3,512,412

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,155,262	$4,299,953
Dividends reinvested	155,564	97,060
Cost of shares redeemed	(1,620,777)	(1,826,147)

Total Class I Shares	1,690,049	2,570,866

Class II Shares
Proceeds from shares issued	28,068,319	39,551,979
Dividends reinvested	1,986,685	1,743,843
Cost of shares redeemed	(30,530,316)	(19,164,174)

Total Class II Shares	(475,312)	22,131,648

Class Y Shares
Proceeds from shares issued	425,913,209	170,058,106
Dividends reinvested	48,695,659	34,018,588
Cost of shares redeemed	(113,102,233)	(74,907,232)

Total Class Y Shares	361,506,635	129,169,462

Change in net assets from capital transactions	$362,721,372	$153,871,976

41

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	274,839	377,457
Reinvested	13,895	8,515
Redeemed	(141,110)	(158,931)

Total Class I Shares	147,624	227,041

Class II Shares
Issued	2,447,130	3,437,541
Reinvested	177,541	153,278
Redeemed	(2,673,483)	(1,668,192)

Total Class II Shares	(48,812)	1,922,627

Class Y Shares
Issued	36,738,925	14,769,361
Reinvested	4,337,489	2,979,437
Redeemed	(9,858,483)	(6,501,813)

Total Class Y Shares	31,217,931	11,246,985

Total change in shares	31,316,743	13,396,653

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

42

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2015 (b)	$11.45	0.25	(0.29)	(0.04)	(0.21)	(0.09)	(0.30)	$11.11	(0.32%	)	$5,892,000	0.64%	2.19%	0.64%	219.93%
Year Ended December 31, 2014 (b)	$11.15	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.45	5.09%		$4,382,013	0.65%	2.27%	0.65%	279.56%
Year Ended December 31, 2013 (b)	$11.82	0.20	(0.41)	(0.21)	(0.22)	(0.24)	(0.46)	$11.15	(1.77%	)	$1,735,406	0.65%	1.70%	0.65%	333.09%
Year Ended December 31, 2012 (b)	$11.49	0.24	0.60	0.84	(0.28)	(0.23)	(0.51)	$11.82	7.38%		$1,966,859	0.66%	2.05%	0.66%	317.74%
Year Ended December 31, 2011 (b)	$11.10	0.29	0.41	0.70	(0.30)	(0.01)	(0.31)	$11.49	6.37%		$1,106,265	0.66%	2.53%	0.66%	368.09%

Class II Shares
Year Ended December 31, 2015 (b)	$11.43	0.22	(0.28)	(0.06)	(0.18)	(0.09)	(0.27)	$11.10	(0.52%	)	$79,751,703	0.89%	1.94%	0.89%	219.93%
Year Ended December 31, 2014 (b)	$11.13	0.23	0.31	0.54	(0.24)	–	(0.24)	$11.43	4.88%		$82,721,197	0.90%	2.00%	0.90%	279.56%
Year Ended December 31, 2013 (b)	$11.80	0.17	(0.42)	(0.25)	(0.18)	(0.24)	(0.42)	$11.13	(2.05%	)	$59,155,847	0.90%	1.45%	0.90%	333.09%
Year Ended December 31, 2012 (b)	$11.47	0.21	0.60	0.81	(0.25)	(0.23)	(0.48)	$11.80	7.12%		$62,591,241	0.91%	1.81%	0.91%	317.74%
Year Ended December 31, 2011 (b)	$11.09	0.26	0.40	0.66	(0.27)	(0.01)	(0.28)	$11.47	6.05%		$49,816,557	0.91%	2.28%	0.91%	368.09%

Class Y Shares
Year Ended December 31, 2015 (b)	$11.48	0.27	(0.29)	(0.02)	(0.23)	(0.09)	(0.32)	$11.14	(0.19%	)	$1,728,693,574	0.49%	2.34%	0.49%	219.93%
Year Ended December 31, 2014 (b)	$11.17	0.28	0.31	0.59	(0.28)	–	(0.28)	$11.48	5.31%		$1,422,821,618	0.50%	2.40%	0.50%	279.56%
Year Ended December 31, 2013 (b)	$11.84	0.22	(0.42)	(0.20)	(0.23)	(0.24)	(0.47)	$11.17	(1.65%	)	$1,259,106,898	0.50%	1.86%	0.50%	333.09%
Year Ended December 31, 2012 (b)	$11.50	0.26	0.61	0.87	(0.30)	(0.23)	(0.53)	$11.84	7.60%		$1,054,112,611	0.51%	2.21%	0.51%	317.74%
Year Ended December 31, 2011 (b)	$11.11	0.30	0.41	0.71	(0.31)	(0.01)	(0.32)	$11.50	6.52%		$903,907,635	0.51%	2.69%	0.51%	368.09%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

43

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

44

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

45

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$60,212,205	$—	$60,212,205
Commercial Mortgage Backed Securities	—	138,979,205	—	138,979,205
Corporate Bonds
Aerospace & Defense	—	4,648,892	—	4,648,892
Airlines	—	7,535,362	—	7,535,362
Auto Components	—	875,928	—	875,928
Automobiles	—	15,618,820	—	15,618,820
Banks	—	101,430,429	—	101,430,429
Beverages	—	900,738	—	900,738
Biotechnology	—	3,635,406	—	3,635,406
Building Products	—	622,995	—	622,995
Capital Markets	—	34,313,121	—	34,313,121
Chemicals	—	923,588	—	923,588
Commercial Services & Supplies	—	706,000	—	706,000
Communications Equipment	—	216,263	—	216,263
Construction & Engineering	—	132,600	—	132,600
Construction Materials	—	408,025	—	408,025
Consumer Finance	—	17,260,770	—	17,260,770
Containers & Packaging	—	3,448,483	—	3,448,483
Distributors	—	1,190,847	—	1,190,847
Diversified Financial Services	—	2,279,690	—	2,279,690
Diversified Telecommunication Services	—	78,942,418	—	78,942,418
Electric Utilities	—	10,591,090	—	10,591,090
Electrical Equipment	—	3,269,045	—	3,269,045
Electronic Equipment & Instruments	—	282,616	—	282,616
Food Products	—	11,537,735	—	11,537,735
Gas Utilities	—	32,067,982	—	32,067,982
Health Care Providers & Services	—	18,751,852	—	18,751,852
Hotels, Restaurants & Leisure	—	8,353,572	—	8,353,572
Household Durables	—	2,808,910	—	2,808,910
Industrial Conglomerates	—	6,556,510	—	6,556,510
Information Technology Services	—	12,619,767	—	12,619,767
Insurance	—	9,627,540	—	9,627,540
Internet & Catalog Retail	—	733,816	—	733,816
Machinery	—	864,538	—	864,538
Media	—	24,820,951	—	24,820,951
Metals & Mining	—	5,090,430	—	5,090,430
Multiline Retail	—	589,263	—	589,263
Multi-Utilities & Unregulated Power	—	2,238,847	—	2,238,847
Oil, Gas & Consumable Fuels	—	18,816,057	—	18,816,057
Paper & Forest Products	—	218,528	—	218,528
Pharmaceuticals	—	28,245,421	—	28,245,421
Real Estate Investment Trusts (REITs)	—	16,296,707	—	16,296,707
Road & Rail	—	5,815,767	—	5,815,767
Semiconductors & Semiconductor Equipment	—	634,262	—	634,262
Software	—	2,132,305	—	2,132,305
Specialty Retail	—	838,125	—	838,125
Technology Hardware, Storage & Peripherals	—	13,416,891	—	13,416,891
Thrifts & Mortgage Finance	—	146,150	—	146,150

46

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets (continued)
Corporate Bonds (continued)
Tobacco	$—	$14,475,546	$—	$14,475,546
Wireless Telecommunication Services	—	3,168,183	—	3,168,183
Total Corporate Bonds	$—	$530,098,781	$—	$530,098,781
Futures Contracts	2,667,905	—	—	2,667,905
Mutual Fund	30,009,435	—	—	30,009,435
Short-Term Investments	—	43,867,339	—	43,867,339
Sovereign Bonds	—	96,425,428	—	96,425,428
U.S. Government Mortgage Backed Agencies	—	546,686,265	—	546,686,265
U.S. Government Sponsored & Agency Obligations	—	46,879,742	—	46,879,742
U.S. Treasury Bonds	—	173,771,726	—	173,771,726
U.S. Treasury Notes	—	214,420,023	—	214,420,023
Yankee Dollar	—	151,200	—	151,200
Total Assets	$32,677,340	$1,851,491,914	$—	$1,884,169,254

Liabilities:
Futures Contracts	(858,110)	—	—	(858,110)
Total Liabilities	$(858,110)	$—	$—	$(858,110)
Total	$31,819,230	$1,851,491,914	$—	$1,883,311,144

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2015, the Fund held one Corporate Bond investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates. Futures

47

Notes to Financial Statements (Continued)

December 31, 2015

contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Interest rate risk	Unrealized appreciation from futures contracts	$2,667,905
Total		$2,667,905

Liabilities:
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(858,110)
Total		$(858,110)

*	Includes cumulative appreciation/ (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

48

Notes to Financial Statements (Continued)

December 31, 2015

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$9,356,401
Total	$9,356,401

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$2,548,196
Total	$2,548,196

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses and paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments, futures and foreign currency transactions
$—	$(147,129)	$147,129

Amount designated as “—” is zero or has been rounded to zero.

49

Notes to Financial Statements (Continued)

December 31, 2015

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Fixed Income, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.45%
$1 billion up to $1.5 billion	0.44%
$1.5 billion and more	0.43%

50

Notes to Financial Statements (Continued)

December 31, 2015

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.44%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $514,048 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $7,561.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

51

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $136,320.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $4,085,011,970 and sales of $3,801,438,579 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the year ended December 31, 2015, the Fund had purchases of $990,468,715 and sales of $959,794,609 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

52

Notes to Financial Statements (Continued)

December 31, 2015

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$50,837,908	$—	$50,837,908	$—	$50,837,908

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$35,859,491	$—	$35,859,491	$—	$35,859,491

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

53

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$11,851,017	$3,965,295	$15,816,312	$—	$(38,261,745)	$(22,445,433)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,919,788,785	$16,221,638	$(54,509,074)	$(38,287,436)

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

54

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Core Plus Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Plus Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

55

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 3.51%.

56

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

57

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

58

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

59

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

60

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

61

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

62

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

63

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

64

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

65

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

66

Annual Report

December 31, 2015

Federated NVIT High Income Bond Fund

AR-FHI 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	Federated NVIT High Income Bond Fund

For the annual period ended December 31, 2015, the Federated NVIT High Income Bond Fund (Class I) registered -2.61% versus -4.43% for its benchmark, the Barclays U.S. Corporate High-Yield 2% Issuer Capped Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of High Yield Funds (consisting of 111 funds as of December 31, 2015) was -2.84% for the same time period. Performance of the Fund’s other share class versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

During the 12-month reporting period, the most significant factors affecting the Fund’s performance were allocation among industries and selection of individual securities. The Fund also invested in high-yield ETFs to manage volatile cash flows.

The total return for the high-yield market for the 12-month reporting period was disappointing on both an absolute and a relative basis. The main factor which negatively impacted the high-yield market was the weakness in commodity prices, especially energy prices. Three major sectors were especially hard hit by the commodity price decline and drove the return, including independent energy, oil field services and metals. Also late in the period, the Third Avenue Focused Credit Fund (TFCIX), an open-ended mutual fund focusing on distressed securities, had to halt redemption and go into liquidation mode. While TFCIX’s security holdings were dramatically different than most open-ended high-yield mutual funds, the fact that it needed to halt redemptions sent a shiver down the back of the market. Liquidity concerns resulted in an uptick in mutual fund liquidations in December, putting considerable selling pressure in the market. However, trading volume (according to FINRA’s TRACE system) maintained healthy volumes to accommodate mutual fund outflows, and no other open ended mutual fund had trouble meeting shareholder activity. The impact of these events can be seen in widening of the spread between high-yield bonds and U.S. Treasury securities.

Within the high-yield market, major industry sectors that substantially outperformed the benchmark included food & beverage, leisure, building materials, consumer products and packaging. Major industry sectors that substantially underperformed the benchmark included independent energy, metals, oil field services, aerospace/defense and midstream. From a credit quality perspective, the higher quality BB-rated sector led the way, followed by the B-rated and CCC-rated sectors.

The Fund’s portfolio was positively impacted by its underweight to the poor performing independent energy, oil field services and metals industry sectors. The Fund was also positively impacted by its overweight to the outperforming packaging, healthcare, gaming, food & beverage and consumer products sectors. The Fund was negatively impacted by its underweight in the strong performing home construction and financial institutions sectors.

The portfolio was positively impacted by strong security selection in the independent energy, media entertainment, gaming, retail, aerospace/defense and industrials sectors. The Fund was negatively impacted by poor security selection in the cable satellite, midstream energy and wireless telecommunications industry sectors. Specific Fund holdings that substantially outperformed include Multi Packaging Solutions, Hiland Partners Holdings, LLC; Regal Entertainment Group; ServiceMaster and Affinity Gaming. Specific Fund holdings that substantially underperformed include SandRidge Energy, Inc.; Linn Energy, LLC; Energy XXI Gulf Coast, Inc., Legacy Reserves LP; and Chesapeake Energy Corp.

Subadviser:

Federated Investment Management Company

Portfolio Manager:

Mark E. Durbiano

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	Federated NVIT High Income Bond Fund

Asset Allocation†

Corporate Bonds	92.9%
Exchange Traded Funds	4.1%
Common Stock††	0.0%
Other assets in excess of liabilities	3.0%
100.0%

Top Industries†††

Healthcare	10.0%
Technology	9.7%
Cable Satellite	7.3%
Media Entertainment	6.9%
Packaging	6.3%
Midstream	5.6%
Gaming	4.1%
Independent Energy	4.0%
Wireless Communications	4.0%
Automotive	4.0%
Other Industries	38.1%
100.0%

Top Holdings†††

iShares iBoxx $ High Yield Corporate Bond ETF	2.1%
SPDR Barclays High Yield Bond ETF	2.1%
HCA, Inc., 5.25%, 04/15/25	1.3%
First Data Corp., 5.75%, 01/15/24	1.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23	0.9%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20	0.8%
DISH DBS Corp., 5.88%, 07/15/22	0.7%
1011778 BC ULC/New Red Finance, Inc., 6.00%, 04/01/22	0.7%
MPH Acquisition Holdings LLC, 6.63%, 04/01/22	0.7%
HCA, Inc., 5.38%, 02/01/25	0.7%
Other Holdings	89.0%
100.0%

Objective

The Fund seeks to provide high current income.

Highlights for the Year Ended December 31, 2105

•	The Fund (Class I) registered -2.61%, outperforming the benchmark by 1.82% and the Lipper peer category median by 0.23%

•

The portfolio was positively impacted by its underweight to the poor performing independent energy, oil field services and metals industry sectors. The Fund was also positively impacted by its overweight to the outperforming packaging, healthcare, gaming, food & beverage and consumer products sectors

•	The Fund was negatively impacted by its underweight in the strong performing home construction and financial institutions sectors

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

5

Fund Performance	Federated NVIT High Income Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class I	(2.61)%	4.93%	5.61%
Class Y	(2.61)%	N/A	(1.92)%	[2]
Barclays U.S. Corporate High Yield 2% Issuer Capped Index	(4.43)%	5.03%	6.95%
CPI	0.73%	1.53%	1.86%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

Expense Ratios

Expense Ratio^
Class I	0.90%
Class Y	0.75%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

6

Fund Performance (con’t.)	Federated NVIT High Income Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Federated NVIT High Income Bond Fund versus performance of the Barclays U.S. Corporate High Yield (HY) 2% Issuer Capped Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike, the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

7

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Federated NVIT High Income Bond Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	951.00	4.48	0.91
	Hypothetical(a)(b)		1,000.00	1,020.62	4.63	0.91
Class Y Shares	Actual	(a)	1,000.00	951.00	3.74	0.76
	Hypothetical(a)(b)		1,000.00	1,021.37	3.87	0.76

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

Federated NVIT High Income Bond Fund

Corporate Bonds 92.9%

	Principal Amount	Market Value

Aerospace & Defense 0.7%
TransDigm, Inc., 6.00%, 07/15/22	$625,000	$610,937
6.50%, 07/15/24	400,000	397,800
6.50%, 05/15/25 (a)	125,000	121,094

		1,129,831

Automotive 3.9%
Affinia Group, Inc., 7.75%, 05/01/21	750,000	763,350
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	575,000	602,312
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (a)	625,000	450,000
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	200,000	205,000
International Automotive Components Group SL, 9.13%, 06/01/18 (g)	275,000	235,125
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22 (a)	400,000	418,000
Lear Corp., 4.75%, 01/15/23	400,000	402,000
5.25%, 01/15/25	400,000	407,000
Motors Liquidation Co., 7.40%, 09/01/25 (b)(c)(d)(e)	2,500,000	0
MPG Holdco I, Inc., 7.38%, 10/15/22	425,000	429,250
Omega US Sub LLC, 8.75%, 07/15/23 (a)	225,000	207,563
Schaeffler Finance BV, 4.25%, 05/15/21 (a)	300,000	297,750
Schaeffler Holding Finance BV, 6.75%, 11/15/22 (a)(f)	875,000	940,625
UCI International, Inc., 8.63%, 02/15/19 (c)	450,000	155,250
ZF North America Capital, Inc., 4.75%, 04/29/25 (a)	300,000	285,750

		5,798,975

Building Materials 2.2%
Allegion PLC, 5.88%, 09/15/23	225,000	229,500
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	227,812
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21 (a)	450,000	455,625
5.75%, 12/15/23 (a)	50,000	50,375
Anixter, Inc., 5.50%, 03/01/23 (a)	100,000	100,500
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (a)	125,000	127,344

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Materials (continued)
Building Materials Corp of America, 6.00%, 10/15/25 (a)	$175,000	$178,500
HD Supply, Inc., 5.25%, 12/15/21 (a)	350,000	357,000
Masonite International Corp., 5.63%, 03/15/23 (a)	100,000	103,250
NCI Building Systems, Inc., 8.25%, 01/15/23 (a)	400,000	420,000
RSI Home Products, Inc., 6.50%, 03/15/23 (a)	450,000	463,500
USG Corp., 5.88%, 11/01/21 (a)	525,000	546,000
5.50%, 03/01/25 (a)	50,000	50,750

		3,310,156

Cable Satellite 7.1%
Altice US Finance I Corp., 5.38%, 07/15/23 (a)	275,000	275,687
Altice US Finance II Corp., 7.75%, 07/15/25 (a)	400,000	366,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	375,000	375,469
5.75%, 09/01/23	225,000	230,625
5.75%, 01/15/24	775,000	796,312
5.38%, 05/01/25 (a)	125,000	124,375
CCOH Safari LLC, 5.75%, 02/15/26 (a)	750,000	751,875
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)	550,000	495,000
5.13%, 12/15/21 (a)	200,000	180,000
DISH DBS Corp., 5.88%, 07/15/22	1,125,000	1,049,062
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	650,000	414,375
5.50%, 08/01/23	875,000	686,875
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	93,500
8.13%, 06/01/23	400,000	181,000
Neptune Finco Corp., 10.13%, 01/15/23 (a)	325,000	338,813
6.63%, 10/15/25 (a)	250,000	260,000
10.88%, 10/15/25 (a)	825,000	864,187
Sirius XM Radio, Inc., 4.63%, 05/15/23 (a)	575,000	563,500
6.00%, 07/15/24 (a)	725,000	757,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (a)	225,000	214,875
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (a)	725,000	716,409

9

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Cable Satellite (continued)
Virgin Media Secured Finance PLC, 5.25%, 01/15/26 (a)	$825,000	$802,313
Ziggo Bond Finance BV, 5.88%, 01/15/25 (a)	200,000	185,500

		10,723,377

Chemicals 2.1%
Ashland, Inc., 4.75%, 08/15/22	400,000	389,000
Compass Minerals International, Inc., 4.88%, 07/15/24 (a)	375,000	357,187
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/01/22 (a)	250,000	212,500
Hexion US Finance Corp., 8.88%, 02/01/18	625,000	440,625
6.63%, 04/15/20	75,000	58,313
Huntsman International LLC, 4.88%, 11/15/20	350,000	319,375
5.13%, 11/15/22 (a)	400,000	360,000
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	150,000	149,625
6.50%, 02/01/22 (a)	625,000	540,625
W.R. Grace & Co.-Conn,
5.13%, 10/01/21 (a)	125,000	126,250
5.63%, 10/01/24 (a)	275,000	277,750

		3,231,250

Construction Machinery 0.6%
United Rentals North America, Inc., 6.13%, 06/15/23	325,000	332,312
4.63%, 07/15/23	75,000	74,813
5.75%, 11/15/24	325,000	321,750
5.50%, 07/15/25	250,000	242,500

		971,375

Consumer Cyclical Services 1.6%
Garda World Security Corp., 7.25%, 11/15/21 (a)	825,000	709,500
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 05/01/22 (a)	800,000	740,000
IHS, Inc., 5.00%, 11/01/22	450,000	455,625
ServiceMaster Co., 7.10%, 03/01/18	300,000	298,500
7.45%, 08/15/27	175,000	174,125

		2,377,750

Consumer Products 2.6%
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20 (a)	675,000	705,375

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Products (continued)
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	$525,000	$378,000
First Quality Finance Co., Inc., 4.63%, 05/15/21 (a)	550,000	500,500
Party City Holdings, Inc., 6.13%, 08/15/23 (a)	450,000	436,500
Prestige Brands, Inc., 5.38%, 12/15/21 (a)	700,000	672,000
Spectrum Brands, Inc., 6.13%, 12/15/24 (a)	175,000	182,000
5.75%, 07/15/25 (a)	300,000	307,500
Springs Industries, Inc., 6.25%, 06/01/21	400,000	396,000
Tempur Sealy International, Inc., 5.63%, 10/15/23 (a)	200,000	202,000
Vista Outdoor, Inc., 5.88%, 10/01/23 (a)	150,000	153,750

		3,933,625

Diversified Manufacturing 1.7%
EnerSys, 5.00%, 04/30/23 (a)	150,000	149,250
Entegris, Inc., 6.00%, 04/01/22 (a)	625,000	632,812
Gardner Denver, Inc., 6.88%, 08/15/21 (a)	525,000	401,625
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21 (a)	425,000	396,313
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (a)	375,000	270,000
WESCO Distribution, Inc., 5.38%, 12/15/21	700,000	672,000

		2,522,000

Financial Institutions 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.63%, 10/30/20	150,000	153,562
4.63%, 07/01/22	200,000	202,250
Ally Financial, Inc., 3.25%, 11/05/18	650,000	637,812
4.13%, 02/13/22	1,000,000	990,000
4.63%, 05/19/22	50,000	50,250
4.63%, 03/30/25	350,000	345,625
5.75%, 11/20/25	75,000	75,938
CIT Group, Inc., 5.00%, 08/15/22	850,000	872,848
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (a)	550,000	495,000
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.13%, 07/15/19 (a)(f)	525,000	490,875

10

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Financial Institutions (continued)
International Lease Finance Corp., 5.88%, 08/15/22	$600,000	$639,000
Quicken Loans, Inc., 5.75%, 05/01/25 (a)	775,000	738,188

		5,691,348

Food & Beverage 3.2%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (a)	975,000	860,437
Aramark Services, Inc., 5.75%, 03/15/20	475,000	491,328
5.13%, 01/15/24 (a)	200,000	203,750
Constellation Brands, Inc., 4.75%, 12/01/25	150,000	152,813
Dean Foods Co., 6.50%, 03/15/23 (a)	425,000	442,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21	925,000	888,000
Post Holdings, Inc., 7.75%, 03/15/24 (a)	150,000	157,125
8.00%, 07/15/25 (a)	325,000	344,500
Smithfield Foods, Inc., 6.63%, 08/15/22	300,000	311,250
TreeHouse Foods, Inc.,
4.88%, 03/15/22	50,000	47,625
US Foods, Inc., 8.50%, 06/30/19	950,000	978,500

		4,877,328

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07 (b)(d)	100,000	0

Gaming 4.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18 (c)	175,000	175,875
Boyd Gaming Corp., 6.88%, 05/15/23	250,000	256,875
Chester Downs & Marina LLC, 9.25%, 02/01/20 (a)	275,000	195,937
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23	250,000	243,750
MGM Mirage, Inc., 7.75%, 03/15/22	675,000	717,187
MGM Resorts International, 6.00%, 03/15/23	250,000	248,125
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	375,000	374,063
Penn National Gaming, Inc., 5.88%, 11/01/21	725,000	703,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Gaming (continued)
Pinnacle Entertainment, Inc., 6.38%, 08/01/21	$575,000	$604,469
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19 (a)	385,000	398,475
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21 (a)	825,000	822,938
Seminole Indian Tribe of Florida, 7.80%, 10/01/20 (a)	580,000	597,400
Station Casinos LLC, 7.50%, 03/01/21	600,000	612,000

		5,950,344

Healthcare 9.7%
Air Medical Merger Sub Corp., 6.38%, 05/15/23 (a)	450,000	400,500
Amsurg Corp., 5.63%, 07/15/22	600,000	594,000
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	300,000	298,500
6.88%, 02/01/22	875,000	830,156
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (a)	1,325,000	907,625
DaVita, Inc.,
5.75%, 08/15/22	275,000	283,250
5.00%, 05/01/25	50,000	48,250
Emdeon, Inc., 11.00%, 12/31/19	400,000	417,000
6.00%, 02/15/21 (a)	100,000	93,000
Envision Healthcare Corp., 5.13%, 07/01/22 (a)	700,000	686,000
HCA, Inc., 4.75%, 05/01/23	200,000	198,000
5.88%, 05/01/23	100,000	102,500
5.00%, 03/15/24	700,000	698,250
5.38%, 02/01/25	1,025,000	1,012,187
5.25%, 04/15/25	1,950,000	1,964,625
Hill-Rom Holdings, Inc., 5.75%, 09/01/23 (a)	100,000	102,000
LifePoint Health, Inc.,
5.88%, 12/01/23	150,000	152,250
LifePoint Hospitals, Inc., 5.50%, 12/01/21	475,000	483,313
MEDNAX, Inc., 5.25%, 12/01/23 (a)	100,000	100,500
MPH Acquisition Holdings LLC, 6.63%, 04/01/22 (a)	1,025,000	1,027,563
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23 (a)	825,000	787,875
Surgical Care Affiliates, Inc., 6.00%, 04/01/23 (a)	500,000	487,500
Team Health, Inc., 7.25%, 12/15/23 (a)	375,000	388,125

11

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
Teleflex, Inc., 5.25%, 06/15/24	$300,000	$298,500
Tenet Healthcare Corp., 4.50%, 04/01/21	300,000	292,500
4.38%, 10/01/21	675,000	651,375
8.13%, 04/01/22	275,000	274,312
6.75%, 06/15/23	625,000	579,688
Truven Health Analytics, Inc., 10.63%, 06/01/20	475,000	477,375

		14,636,719

Hotels Restaurants & Leisure 0.0%†
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23	75,000	75,000

Independent Energy 3.9%
Antero Resources Corp., 5.63%, 06/01/23 (a)	250,000	195,000
Antero Resources Finance Corp., 6.00%, 12/01/20	575,000	480,125
Approach Resources, Inc., 7.00%, 06/15/21	350,000	124,250
California Resources Corp., 5.50%, 09/15/21	100,000	31,500
6.00%, 11/15/24	525,000	160,125
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	400,000	349,500
6.25%, 04/15/23	75,000	60,750
Chaparral Energy, Inc., 9.88%, 10/01/20	125,000	31,250
7.63%, 11/15/22 (c)	50,000	11,500
Chesapeake Energy Corp., 6.63%, 08/15/20	325,000	94,250
5.38%, 06/15/21	250,000	67,500
5.75%, 03/15/23	200,000	58,000
CrownRock LP/CrownRock Finance, Inc., 7.75%, 02/15/23 (a)	125,000	117,500
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	300,000	32,625
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	225,000	143,437
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	50,000	25,500
6.38%, 06/15/23	200,000	100,000
Gulfport Energy Corp., 7.75%, 11/01/20	325,000	290,875
6.63%, 05/01/23	125,000	104,375
Halcon Resources Corp., 8.63%, 02/01/20 (a)	325,000	224,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Independent Energy (continued)
Laredo Petroleum, Inc., 5.63%, 01/15/22	$200,000	$174,000
7.38%, 05/01/22	100,000	92,000
6.25%, 03/15/23	125,000	108,750
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (c)	475,000	99,750
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 05/15/19	700,000	122,500
Lone Pine Resources, Inc., 10.38%, 02/15/17 (b)(c)	25,000	0
Northern Oil and Gas, Inc., 8.00%, 06/01/20	600,000	399,000
Oasis Petroleum, Inc., 6.50%, 11/01/21	75,000	49,688
6.88%, 03/15/22	450,000	288,000
6.88%, 01/15/23	75,000	46,500
PDC Energy, Inc., 7.75%, 10/15/22	50,000	48,000
Range Resources Corp., 5.00%, 08/15/22	100,000	74,750
4.88%, 05/15/25 (a)	448,000	340,480
Rice Energy, Inc., 6.25%, 05/01/22	350,000	252,000
7.25%, 05/01/23 (a)	75,000	54,750
RSP Permian, Inc., 6.63%, 10/01/22	250,000	230,000
SandRidge Energy, Inc., 8.13%, 10/15/22	600,000	66,000
SM Energy Co., 6.50%, 11/15/21	50,000	37,250
5.00%, 01/15/24	175,000	113,750
5.63%, 06/01/25	150,000	99,000
W&T Offshore, Inc., 8.50%, 06/15/19	200,000	70,000
Whiting Petroleum Corp., 5.75%, 03/15/21	150,000	109,350
6.25%, 04/01/23	475,000	342,000

		5,919,830

Industrial — Other 2.2%
Anixter, Inc., 5.63%, 05/01/19	425,000	442,000
Belden CDT, Inc., 5.50%, 09/01/22 (a)	700,000	673,750
Belden, Inc., 5.25%, 07/15/24 (a)	175,000	161,000
Cleaver-Brooks, Inc., 8.75%, 12/15/19 (a)	400,000	386,000
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20 (a)	750,000	753,750

12

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial — Other (continued)
Hillman Group, Inc. (The), 6.38%, 07/15/22 (a)	$500,000	$415,000
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19 (a)	475,000	420,375

		3,251,875

Leisure 1.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	450,000	463,500
Cinemark USA, Inc., 7.38%, 06/15/21	125,000	131,563
5.13%, 12/15/22	50,000	49,625
HRP Myrtle Beach Operations LLC, 7.38%, 12/01/99 (b)(d)(g)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	275,000	265,375
Regal Entertainment Group, 5.75%, 03/15/22	75,000	75,000
Six Flags Entertainment Corp., 5.25%, 01/15/21 (a)	600,000	607,500

		1,592,563

Media Entertainment 6.7%
Clear Channel Communications, Inc., 9.00%, 03/01/21	425,000	296,437
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	925,000	901,875
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	200,000	67,500
Expo Event Transco, Inc., 9.00%, 06/15/21 (a)	550,000	522,500
Gannett Co., Inc., 6.38%, 10/15/23	525,000	553,875
5.50%, 09/15/24 (a)	50,000	50,000
Gray Television, Inc., 7.50%, 10/01/20	650,000	667,875
Lamar Media Corp., 5.88%, 02/01/22	275,000	288,750
5.38%, 01/15/24	150,000	154,500
LIN Television Corp., 5.88%, 11/15/22	600,000	597,000
Logo Merger Sub Corp., 8.38%, 10/15/20 (a)	825,000	829,125
Match Group, Inc., 6.75%, 12/15/22 (a)	725,000	717,750
Nexstar Broadcasting, Inc., 6.13%, 02/15/22 (a)	450,000	441,000
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21 (a)	375,000	384,375
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (a)	700,000	691,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Media Entertainment (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	$75,000	$76,687
5.63%, 02/15/24	125,000	128,438
5.88%, 03/15/25	450,000	456,750
Radio One, Inc., 9.25%, 02/15/20 (a)	350,000	276,500
7.38%, 04/15/22 (a)	350,000	311,500
Sinclair Television Group, Inc., 5.63%, 08/01/24 (a)	700,000	680,750
Time, Inc., 5.75%, 04/15/22 (a)	175,000	160,125
Townsquare Media, Inc., 6.50%, 04/01/23 (a)	375,000	343,125
Tribune Media Co.,
5.88%, 07/15/22 (a)	450,000	450,000

		10,047,687

Metals & Mining 0.6%
ArcelorMittal, 6.13%, 06/01/25	475,000	345,562
Steel Dynamics, Inc., 5.13%, 10/01/21	125,000	115,625
6.38%, 08/15/22	125,000	120,000
5.25%, 04/15/23	75,000	68,437
5.50%, 10/01/24	225,000	205,313

		854,937

Midstream 5.4%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23	175,000	162,750
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)	275,000	189,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 03/01/22	175,000	121,625
6.25%, 04/01/23 (a)	425,000	296,437
Energy Transfer Equity LP, 5.88%, 01/15/24	1,100,000	896,500
5.50%, 06/01/27	200,000	152,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	625,000	526,562
6.75%, 06/15/23 (a)	150,000	122,250
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 05/15/22 (a)	100,000	96,000
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	495,000

13

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Midstream (continued)
MPLX LP, 4.50%, 07/15/23 (a)	$175,000	$156,572
4.88%, 12/01/24 (a)	225,000	201,938
4.88%, 06/01/25 (a)	350,000	313,250
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	125,000	110,735
5.50%, 04/15/23	225,000	202,313
4.50%, 11/01/23	300,000	259,542
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 07/15/22	425,000	301,750
5.63%, 11/15/23 (a)	500,000	355,000
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	725,000	667,000
5.62%, 04/15/23	250,000	219,375
5.63%, 03/01/25 (a)	550,000	465,438
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	92,000	88,320
5.50%, 06/01/24	700,000	563,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 07/01/21	75,000	63,750
5.50%, 08/15/22	325,000	240,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 05/01/23	150,000	121,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19 (a)	50,000	48,500
6.13%, 10/15/21	175,000	166,250
6.25%, 10/15/22 (a)	175,000	165,813
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 02/15/23	375,000	358,125

		8,128,045

Oil Field Services 0.1%
CGG SA, 6.88%, 01/15/22	200,000	82,000
FTS International, Inc., 6.25%, 05/01/22	175,000	49,000

		131,000

Packaging 6.1%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (a)	1,100,000	1,133,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 06/30/21 (a)	100,000	93,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Packaging (continued)
Ball Corp., 5.25%, 07/01/25	$550,000	$562,375
Berry Plastics Corp., 5.50%, 05/15/22	675,000	672,469
6.00%, 10/15/22 (a)	75,000	76,312
5.13%, 07/15/23	450,000	437,625
BWAY Holding Co., 9.13%, 08/15/21 (a)	675,000	631,125
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	625,000	610,937
Multi-Color Corp., 6.13%, 12/01/22 (a)	575,000	569,250
Mustang Merger Corp., 8.50%, 08/15/21 (a)	525,000	544,687
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22 (a)	75,000	73,313
5.88%, 08/15/23 (a)	50,000	50,750
5.38%, 01/15/25 (a)	400,000	391,000
6.38%, 08/15/25 (a)	75,000	77,062
Pactiv LLC, 7.95%, 12/15/25	225,000	209,250
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	550,000	559,455
8.25%, 02/15/21	800,000	770,000
Sealed Air Corp., 4.88%, 12/01/22 (a)	625,000	626,563
5.13%, 12/01/24 (a)	325,000	325,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22 (a)	900,000	765,000

		9,178,423

Paper 0.5%
Clearwater Paper Corp., 4.50%, 02/01/23	425,000	399,500
5.38%, 02/01/25 (a)	375,000	362,813

		762,313

Pharmaceuticals 3.7%
Endo Finance LLC/Endo Finco, Inc., 5.88%, 01/15/23 (a)	150,000	147,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 07/15/23 (a)	325,000	323,375
6.00%, 02/01/25 (a)	425,000	418,625
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	500,000	502,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (a)	1,350,000	1,316,250

14

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20 (a)	$75,000	$72,188
4.75%, 04/15/23	550,000	486,750
5.63%, 10/15/23 (a)	125,000	118,750
5.50%, 04/15/25 (a)	275,000	253,000
Quintiles Transnational Corp., 4.88%, 05/15/23 (a)	200,000	201,000
Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21 (a)	400,000	399,000
5.50%, 03/01/23 (a)	325,000	286,000
VRX Escrow Corp., 5.38%, 03/15/20 (a)	50,000	47,000
5.88%, 05/15/23 (a)	625,000	557,812
6.13%, 04/15/25 (a)	575,000	513,188

		5,642,438

Refining 0.3%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	175,000	169,750
Tesoro Corp., 5.13%, 04/01/24	325,000	323,375

		493,125

Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22 (a)	225,000	225,563
6.00%, 04/01/22 (a)	1,000,000	1,030,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	350,000	362,250
Yum! Brands, Inc., 3.88%, 11/01/23	175,000	154,990

		1,772,803

Retailers 2.3%
Argos Merger Sub, Inc., 7.13%, 03/15/23 (a)	800,000	793,200
Family Tree Escrow LLC, 5.75%, 03/01/23 (a)	175,000	181,125
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (f)(g)	275,000	151,250
Limited Brands, Inc., 5.63%, 02/15/22	475,000	504,688
Michaels Stores, Inc., 5.88%, 12/15/20 (a)	475,000	491,031
Neiman Marcus Group Ltd., Inc., 8.75%, 10/15/21 (a)(f)	350,000	217,000
Petco Animal Supplies, Inc., 8.50%, 10/15/17 (a)(f)	550,000	559,625
Rite Aid Corp., 6.13%, 04/01/23 (a)	425,000	439,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Retailers (continued)
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	$75,000	$75,750

		3,413,544

Technology 9.4%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	175,000	119,000
7.00%, 07/01/24	425,000	276,250
Audatex North America, Inc., 6.00%, 06/15/21 (a)	550,000	554,125
6.13%, 11/01/23 (a)	225,000	226,406
Blackboard, Inc., 7.75%, 11/15/19 (a)	275,000	237,875
Blue Coat Holdings, Inc., 8.38%, 06/01/23 (a)	525,000	527,625
BMC Software Finance, Inc., 8.13%, 07/15/21 (a)	550,000	365,750
Boxer Parent Co., Inc., 9.00%, 10/15/19 (a)(f)	575,000	356,500
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23	300,000	304,500
5.50%, 12/01/24	575,000	602,312
CommScope Holding Co., Inc., 6.63%, 06/01/20 (a)(f)	300,000	303,375
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (a)	325,000	312,812
Ensemble S Merger Sub, Inc., 9.00%, 09/30/23 (a)	450,000	434,813
First Data Corp., 5.38%, 08/15/23 (a)	450,000	452,250
7.00%, 12/01/23 (a)	300,000	300,000
5.75%, 01/15/24 (a)	1,450,000	1,428,250
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 05/01/21 (a)(f)	900,000	650,250
Infor US, Inc., 5.75%, 08/15/20 (a)	50,000	50,375
6.50%, 05/15/22 (a)	1,075,000	908,375
Iron Mountain, Inc., 5.75%, 08/15/24	400,000	386,000
Italics Merger Sub, Inc., 7.13%, 07/15/23 (a)	500,000	452,500
Micron Technology, Inc., 5.25%, 08/01/23 (a)	300,000	269,250
5.25%, 01/15/24 (a)	150,000	132,000
5.50%, 02/01/25	100,000	87,000
MSCI, Inc., 5.25%, 11/15/24 (a)	125,000	126,875
5.75%, 08/15/25 (a)	125,000	128,125
NCR Corp., 4.63%, 02/15/21	200,000	190,500
5.88%, 12/15/21	50,000	49,250
5.00%, 07/15/22	525,000	509,250

15

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
Nuance Communications, Inc., 5.38%, 08/15/20 (a)	$450,000	$450,594
Qorvo, Inc., 7.00%, 12/01/25 (a)	400,000	412,000
Sabre GLBL, Inc., 5.38%, 04/15/23 (a)	300,000	298,500
5.25%, 11/15/23 (a)	100,000	98,875
Sensata Technologies BV, 5.63%, 11/01/24 (a)	125,000	127,812
5.00%, 10/01/25 (a)	275,000	268,813
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (a)	225,000	234,000
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23 (a)	175,000	180,688
Syniverse Holdings, Inc., 9.13%, 01/15/19	500,000	226,250
VeriSign, Inc., 4.63%, 05/01/23	300,000	290,475
5.25%, 04/01/25	250,000	251,250
Zebra Technologies Corp., 7.25%, 10/15/22	575,000	600,875

		14,181,725

Transportation Services 0.4%
Hertz Corp. (The), 6.25%, 10/15/22	575,000	595,125

Utility — Electric 1.1%
Calpine Corp., 5.88%, 01/15/24 (a)	175,000	179,375
5.75%, 01/15/25	475,000	419,187
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19 (g)	15,521	15,521
NRG Energy, Inc., 6.25%, 05/01/24	900,000	756,180
TerraForm Power Operating LLC, 5.88%, 02/01/23 (a)	250,000	206,875
6.13%, 06/15/25 (a)	175,000	140,875

		1,718,013

Wireless Communications 3.9%
Altice SA, 7.75%, 05/15/22 (a)	600,000	541,500
7.63%, 02/15/25 (a)	525,000	452,812
MetroPCS Wireless, Inc., 6.63%, 11/15/20	375,000	389,809
Numericable Group SA, 6.00%, 05/15/22 (a)	400,000	388,000
Sprint Capital Corp., 6.88%, 11/15/28	1,100,000	767,250
Sprint Corp., 7.88%, 09/15/23	850,000	638,350
7.13%, 06/15/24	900,000	649,125

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Communications (continued)
T-Mobile USA, Inc., 6.63%, 04/28/21	$50,000	$51,875
6.13%, 01/15/22	125,000	128,437
6.73%, 04/28/22	50,000	52,125
6.00%, 03/01/23	100,000	101,250
6.63%, 04/01/23	850,000	867,000
6.84%, 04/28/23	250,000	258,750
6.38%, 03/01/25	325,000	328,250
6.50%, 01/15/26	250,000	252,373

		5,866,906

Wireline Communications 0.8%
Level 3 Communications, Inc., 5.75%, 12/01/22	375,000	383,438
Level 3 Financing, Inc., 5.38%, 01/15/24 (a)	200,000	201,000
5.38%, 05/01/25 (a)	550,000	547,250

		1,131,688

Total Corporate Bonds (cost $154,803,926)		139,911,118

Common Stock 0.0%†

	Shares

Independent Energy 0.0%†
Lone Pine Resources, Inc. * (b)(c)	3,118	4,209

Total Common Stock (cost $7,500)		4,209

Exchange Traded Funds 4.1%
Fixed Income Fund 4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	38,527	3,104,506
SPDR Barclays High Yield Bond ETF	90,938	3,083,707

		6,188,213

Total Exchange Traded Funds (cost 6,617,296)		6,188,213

Total Investments (cost $161,428,722) (h) — 97.0%		146,103,540
Other assets in excess of liabilities — 3.0%		4,484,875

NET ASSETS — 100.0%		$150,588,415

16

Statement of Investments (Continued)

December 31, 2015

Federated NVIT High Income Bond Fund (Continued)

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $71,554,695 which represents 47.52% of net assets.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Security in default.

(e)	Restricted security.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(g)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $401,896 which represents 0.27% of net assets.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company

ETF	Exchange Traded Fund

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

SA	Stock Company

ULC	Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2015

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $161,428,722)	$146,103,540
Cash	2,150,924
Interest and dividends receivable	2,551,325
Receivable for capital shares issued	2,938
Prepaid expenses	305

Total Assets	150,809,032

Liabilities:
Payable for capital shares redeemed	78,721
Accrued expenses and other payables:
Investment advisory fees	82,130
Fund administration fees	9,445
Administrative servicing fees	22,987
Accounting and transfer agent fees	1,837
Custodian fees	755
Compliance program costs (Note 3)	176
Professional fees	19,800
Printing fees	4,712
Other	54

Total Liabilities	220,617

Net Assets	$150,588,415

Represented by:
Capital	$166,695,860
Accumulated undistributed net investment income	695,165
Accumulated net realized losses from investments	(1,477,428)
Net unrealized appreciation/(depreciation) from investments	(15,325,182)

Net Assets	$150,588,415

Net Assets:
Class I Shares	$150,010,604
Class Y Shares	577,811

Total	$150,588,415

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	24,812,488
Class Y Shares	95,599

Total	24,908,087

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.05
Class Y Shares	$6.04

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2015

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$9,905,878
Dividend income	250,283

Total Income	10,156,161

EXPENSES:
Investment advisory fees	1,059,165
Fund administration fees	112,290
Administrative servicing fees Class I Shares	238,540
Professional fees	43,821
Printing fees	20,991
Trustee fees	4,597
Custodian fees	7,962
Accounting and transfer agent fees	9,725
Compliance program costs (Note 3)	661
Other	7,149

Total expenses before expenses reimbursed	1,504,901

Expenses reimbursed by adviser (Note 3)	(23,560)

Net Expenses	1,481,341

NET INVESTMENT INCOME	8,674,820

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,409,330)
Net change in unrealized appreciation/(depreciation) from investments	(11,614,872)

Net realized/unrealized losses from investments	(13,024,202)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,349,382)

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$8,674,820	$10,461,070
Net realized gains/(losses) from investments	(1,409,330)	5,038,476
Net change in unrealized appreciation/(depreciation) from investments	(11,614,872)	(10,353,364)

Change in net assets resulting from operations	(4,349,382)	5,146,182

Distributions to Shareholders From:
Net investment income:
Class I	(8,532,693)	(7,441,362)
Class III (a)	–	(3,295,133)
Class Y	(31,012)	(16,476	)(b)
Net realized gains:
Class I	(1,387,348)	–
Class III (a)	–	–
Class Y	(3,827)	–

Change in net assets from shareholder distributions	(9,954,880)	(10,752,971)

Change in net assets from capital transactions	14,116,504	(45,560,309)

Change in net assets	(187,758)	(51,167,098)

Net Assets:
Beginning of year	150,776,173	201,943,271

End of year	$150,588,415	$150,776,173

Accumulated undistributed net investment income at end of year	$695,165	$570,306

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$76,053,367	$44,203,608
Proceeds from shares issued from class conversion	–	149,525,537
Dividends reinvested	9,920,041	7,441,362
Cost of shares redeemed	(72,079,450)	(98,274,518)

Total Class I Shares	13,893,958	102,895,989

Class III Shares (a)
Proceeds from shares issued	–	8,366,334
Dividends reinvested	–	3,295,133
Cost of shares redeemed in class conversion	–	(149,525,537)
Cost of shares redeemed	–	(11,024,845)

Total Class III Shares	–	(148,888,915)

Class Y Shares
Proceeds from shares issued	248,705	1,419,827	(b)
Dividends reinvested	34,839	16,476	(b)
Cost of shares redeemed	(60,998)	(1,003,686	)(b)

Total Class Y Shares	222,546	432,617	(b)

Change in net assets from capital transactions	$14,116,504	$(45,560,309)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

20

Statements of Changes in Net Assets (Continued)

	Federated NVIT High Income Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	11,331,304	6,293,274
Issued in class conversion	–	21,431,515
Reinvested	1,617,915	1,122,904
Redeemed	(10,747,797)	(14,124,569)

Total Class I Shares	2,201,422	14,723,124

Class III Shares (a)
Issued	–	1,192,396
Reinvested	–	472,759
Redeemed in class conversion	–	(21,449,039)
Redeemed	–	(1,574,732)

Total Class III Shares	–	(21,358,616)

Class Y Shares
Issued	37,936	201,464	(b)
Reinvested	5,714	2,515	(b)
Redeemed	(9,047)	(142,983	)(b)

Total Class Y Shares	34,603	60,996	(b)

Total change in shares	2,236,025	(6,574,496)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$6.65	0.36	(0.54)	(0.18)	(0.36)	(0.06)	(0.42)	–	$6.05	(2.61%	)	$150,010,604	0.93%	5.44%	0.94%	47.97%
Year Ended December 31, 2014 (e)	$6.91	0.39	(0.22)	0.17	(0.43)	–	(0.43)	–	$6.65	2.55%		$150,370,619	0.95%	5.52%	0.95%	41.82%
Year Ended December 31, 2013 (e)	$6.90	0.44	0.05	0.49	(0.48)	–	(0.48)	–	$6.91	7.07%		$54,496,968	0.95%	6.18%	0.95%	36.66%
Year Ended December 31, 2012 (e)	$6.54	0.50	0.45	0.95	(0.59)	–	(0.59)	–	$6.90	14.56%		$69,007,867	0.93%	7.10%	0.93%	44.83%
Year Ended December 31, 2011 (e)	$6.85	0.52	(0.28)	0.24	(0.56)	–	(0.56)	0.01	$6.54	3.82%		$63,005,092	0.92%	7.69%	0.92%	63.88%

Class Y Shares
Year Ended December 31, 2015 (e)	$6.65	0.38	(0.56)	(0.18)	(0.37)	(0.06)	(0.43)	–	$6.04	(2.61%	)	$577,811	0.78%	5.61%	0.79%	47.97%
Period Ended December 31, 2014 (e)(f)	$6.98	0.26	(0.31)	(0.05)	(0.28)	–	(0.28)	–	$6.65	(0.59%	)	$405,554	0.80%	5.65%	0.80%	41.82%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Fixed Income and Moderate Growth Funds.

The Fund currently offers Class I and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular

24

Notes to Financial Statements (Continued)

December 31, 2015

fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$—	$—	$4,209	$4,209
Corporate Bonds
Aerospace & Defense	—	1,129,831	—	1,129,831
Automotive	—	5,798,975	—	5,798,975
Building Materials	—	3,310,156	—	3,310,156
Cable Satellite	—	10,723,377	—	10,723,377
Chemicals	—	3,231,250	—	3,231,250
Construction Machinery	—	971,375	—	971,375
Consumer Cyclical Services	—	2,377,750	—	2,377,750
Consumer Products	—	3,933,625	—	3,933,625
Diversified Manufacturing	—	2,522,000	—	2,522,000
Financial Institutions	—	5,691,348	—	5,691,348
Food & Beverage	—	4,877,328	—	4,877,328
Food & Staples Retailing	—	—	—	—
Gaming	—	5,950,344	—	5,950,344
Healthcare	—	14,636,719	—	14,636,719
Hotels Restaurants & Leisure	—	75,000	—	75,000
Independent Energy	—	5,919,830	—	5,919,830
Industrial — Other	—	3,251,875	—	3,251,875
Leisure	—	1,592,563	—	1,592,563
Media Entertainment	—	10,047,687	—	10,047,687
Metals & Mining	—	854,937	—	854,937
Midstream	—	8,128,045	—	8,128,045
Oil Field Services	—	131,000	—	131,000
Packaging	—	9,178,423	—	9,178,423
Paper	—	762,313	—	762,313
Pharmaceuticals	—	5,642,438	—	5,642,438
Refining	—	493,125	—	493,125
Restaurants	—	1,772,803	—	1,772,803
Retailers	—	3,413,544	—	3,413,544
Technology	—	14,181,725	—	14,181,725
Transportation Services	—	595,125	—	595,125
Utility — Electric	—	1,718,013	—	1,718,013
Wireless Communications	—	5,866,906	—	5,866,906
Wireline Communications	—	1,131,688	—	1,131,688
Total Corporate Bonds	$—	$139,911,118	$—	$139,911,118
Exchange Traded Funds	6,188,213	—	—	6,188,213
Total	$6,188,213	$139,911,118	$4,209	$146,103,540

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

25

Notes to Financial Statements (Continued)

December 31, 2015

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Total
Balance as of 12/31/14	$2,899	$—	$2,899
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	(599,988)	(599,988)
Change in Net Appreciation/(Depreciation)	1,310	600,000	601,310
Purchases*	—	—	—
Sales	—	(12)	(12)
Transfer Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 12/31/15	$4,209	$—	$4,209
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 12/31/15**	$1,310	$—	$1,310

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Restricted Securities

At December 31, 2015, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at December 31, 2015 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	2,500,000	4/21/2011	$—	$—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	575,000	3/23/2006	575,000	—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	100,000	10/29/2007	99,170	—	0.00%
Total					$674,170	$—	0.00%

Amounts designated as “—” are zero or have been rounded to zero.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

26

Notes to Financial Statements (Continued)

December 31, 2015

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to distribution redesignations and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments
$—	$13,744	$(13,744)

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

27

Notes to Financial Statements (Continued)

December 31, 2015

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.75%
$50 million up to $250 million	0.60%
$250 million up to $500 million	0.55%
$500 million and more	0.50%

Prior to May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.66%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Effective May 1, 2015, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.76% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

28

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2015 Amount(a)	Total
$23,560	$23,560

(a)	For the period from May 1, 2015 through December 31, 2015.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $112,290 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $661.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2015 the Fund’s total administrative services fees were $238,540.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class I shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in

29

Notes to Financial Statements (Continued)

December 31, 2015

Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $19,455.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $84,552,683 and sales of $73,868,900 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

30

Notes to Financial Statements (Continued)

December 31, 2015

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,563,911	$1,390,969	$9,954,880	$—	$9,954,880

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,752,971	$—	$10,752,971	$—	$10,752,971

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$695,165	$—	$695,165	$(1,477,428)	$(15,325,182)	$(16,107,445)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

31

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$161,428,722	$1,020,938	$(16,346,120)	$(15,325,182)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$1,477,428	Unlimited

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Federated NVIT High Income Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Federated NVIT High Income Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

33

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

34

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

35

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

36

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

37

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

38

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

39

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

40

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

41

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

42

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Annual Report

December 31, 2015

NVIT Multi Sector Bond Fund

AR-MSB 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi Sector Bond Fund

For the annual period ended December 31, 2015, the NVIT Multi Sector Bond Fund (Class I) registered -2.89% versus -0.91% for its blended benchmark, 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market Index, 15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of General Bond Funds (consisting of 57 funds as of December 31, 2015) was -1.30% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Our underweight to non-dollar developed market sovereign was a positive contributor to performance during the year. Policy divergence among central banks, most notably the European Central Bank and the Federal Reserve (Fed) was one of the biggest themes of the year. European rates remained low and the world prepared for the first U.S. rate hike in over a decade.

Structured products, including the Fund’s commercial mortgage-backed security (CMBS) exposure and out-of-benchmark positions in Asset-Backed (ABS) and Mortgage-Backed (MBS) securities also positively contributed to the Fund’s performance over the year. Seasoned mezzanine securities* were once again a large contributor, helping to offset some widening in longer-dated securities. The Fund’s exposure to emerging market sovereign debt also provided positive excess returns for the year.

Once again, exposure to local currency emerging market debt detracted from returns as all currencies depreciated versus the dollar over the year. Though local yields rallied across some countries, the performance was not enough to offset the currency decline, in most cases.

Exposure to high yield debt detracted from returns as high yield bonds lagged most of the major fixed income indices for the year, down 4.6%. The last half of the year suffered dramatic weakness as the oil price decline impacted numerous credits.

The Fund owned both currency forwards and interest rate futures. Derivatives were used to hedge market exposure within the non-dollar space and to control overall portfolio duration in a liquid and transparent manner. The Fund’s derivative exposure in both currencies and interest rate futures added to performance during the year.

Subadviser:

Logan Circle Partners, L.P.

Portfolio Managers:

Todd Howard, CFA; Andrew J. Kronschnabel, CFA; Scott J. Moses, CFA; and Timothy L. Rabe, CFA

*	Mezzanine securities typically are subordinated or unsecured notes that often have the option to convert to an equity interest in the company which issued the debt.

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT Multi Sector Bond Fund

Asset Allocation†

Corporate Bonds	46.2%
Sovereign Bonds	15.4%
U.S. Government Mortgage Backed Agencies	13.6%
Asset-Backed Securities	5.2%
U.S. Treasury Notes	4.9%
Commercial Mortgage Backed Securities	4.9%
Repurchase Agreements	3.6%
Collateralized Mortgage Obligations	3.3%
Bank Loans	1.7%
U.S. Treasury Bond	0.8%
Yankee Dollars	0.5%
Municipal Bonds	0.5%
U.S. Government Sponsored & Agency Obligations	0.5%
Preferred Stock	0.3%
Common Stocks	0.1%
Convertible Bond††	0.0%
Liabilities in excess of other assets	(1.5)%
100.0%

Top Industries†††

Banks	4.7%
Diversified Telecommunication Services	4.3%
Media	3.9%
Automobiles	3.4%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	2.2%
Chemicals	2.0%
Insurance	1.9%
Hotels, Restaurants & Leisure	1.6%
Wireless Telecommunication Services	1.5%
Other Industries*	71.2%
100.0%

Top Holdings†††

Federal National Mortgage Association Pool TBA, 3.50%, 01/25/46	3.7%
U.S. Treasury Notes, 2.25%, 11/15/25	2.9%
Federal National Mortgage Association Pool TBA, 3.00%, 01/25/46	1.6%
Federal National Mortgage Association Pool TBA, 4.50%, 01/25/46	1.5%
Federal National Mortgage Association Pool TBA, 4.00%, 01/25/46	1.0%
U.S. Treasury Notes, 1.25%, 11/15/18	0.9%
U.S. Treasury Bonds, 2.88%, 08/15/45	0.8%
Mexican Bonos, 7.75%, 05/29/31	0.7%
U.S. Treasury Notes, 0.88%, 11/30/17	0.7%
Federal National Mortgage Association Pool TBA, 5.00%, 02/25/46	0.7%
Other Holdings*	85.5%
100.0%

Objective

The Fund seeks to provide above average total return over a market cycle of three to five years.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -2.89%, underperforming its benchmark by 1.98% and outperforming the Lipper peer category median by 1.59%

•	Our underweight to non-dollar developed market sovereign was a positive contributor to performance

•	Exposure to high yield debt detracted from returns as the high yield bond index lagged most of the major fixed income indices

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Fund Performance	NVIT Multi Sector Bond Fund

Average Annual Total Return1

(For years ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class I	(2.89)%	3.40%	3.96%
Class Y	(2.67)%	N/A	(1.57)%	[2]
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Blended Index	(0.91)%	3.17%	5.02%
CPI	0.73%	1.53%	1.86%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

Expense Ratios

Expense Ratio^
Class I	0.91%
Class Y	0.76%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

6

Fund Performance (con’t.)	NVIT Multi Sector Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi Sector Bond Fund versus performance of the Barclays U.S. Aggregate Bond Index, the Blended Index* and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market Index, 15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.

7

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi Sector Bond Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	970.00	4.42	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.72	4.53	0.89
Class Y Shares	Actual	(a)	1,000.00	971.20	3.68	0.74
	Hypothetical	(a)(b)	1,000.00	1,021.48	3.77	0.74

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT Multi Sector Bond Fund

Asset-Backed Securities 5.2%

	Principal Amount	Market Value

Automobiles 2.8%
Ally Auto Receivables Trust
Series 2013-1, Class A3, 0.63%, 05/15/17	$47,028	$47,014
Series 2015-1, Class A1, 0.39%, 08/15/16	95,923	95,916
AmeriCredit Automobile Receivables Trust
Series 2014-2, Class A2A, 0.54%, 10/10/17	44,544	44,517
Series 2014-2, Class A2B, 0.56%, 10/10/17 (a)	149,223	149,175
Series 2015-3, Class A1, 0.50%, 08/08/16	810,633	810,575
ARI Fleet Lease Trust, Series 2013-A, Class A3, 0.92%, 07/15/21 (b)	369,107	368,293
BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.67%, 11/27/17	419,754	419,035
Capital Auto Receivables Asset Trust, Series 2013-1, Class B, 1.29%, 04/20/18	250,000	249,407
Carfinance Capital Auto Trust, Series 2013-2A, Class A, 1.75%, 11/15/17 (b)	11,539	11,535
CarMax Auto Owner Trust, Series 2013-1, Class A3, 0.60%, 10/16/17	63,432	63,363
CFC LLC, Series 2014-1A, Class A, 1.46%, 12/17/18 (b)	196,665	196,363
Chesapeake Funding LLC, Series 2014-1A, Class C, 1.47%, 03/07/26 (a)(b)	200,000	199,944
Drive Auto Receivables Trust, Series 2015-DA, Class A1, 0.52%, 10/17/16 (b)	159,442	159,442
Ford Credit Auto Owner Trust, Series 2013-A, Class A3, 0.55%, 07/15/17	48,602	48,584
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3, 1.69%, 03/20/19	325,000	322,807
Hyundai Auto Receivables Trust
Series 2013-A, Class A3, 0.56%, 07/17/17	155,803	155,749
Series 2013-C, Class A3, 1.01%, 02/15/18	1,087,534	1,087,359
Series 2015-C, Class A1, 0.39%, 09/15/16	429,855	429,849
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2, 0.43%, 02/15/17	56,920	56,896
Series 2015-1, Class A1, 0.39%, 08/15/16	227,329	227,283

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A1, 0.38%, 08/15/16	$252,757	$252,757
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 04/15/20 (b)	365,000	363,957
Santander Drive Auto Receivables Trust
Series 2013-1, Class B, 1.16%, 01/15/19	116,189	116,176
Series 2014-2, Class A3, 0.80%, 04/16/18	495,250	494,910
Series 2014-4, Class B, 1.82%, 05/15/19	310,000	310,278
Series 2015-4, Class A3, 1.58%, 09/16/19	320,000	318,171
SMART ABS Series Trust, Series 2015-3US, Class A3A, 1.66%, 08/14/19	380,000	375,584
SMART Trust, Series 2012-1USA, Class A4A, 2.01%, 12/14/17 (b)	176,637	176,884

		7,551,823

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.96%, 08/25/31 (a)	47,482	36,150
Renaissance Home Equity Loan Trust
Series 2006-1, Class AF3, 5.61%, 05/25/36 (c)	29,620	19,518
Series 2007-1, Class AF2, 5.51%, 04/25/37 (c)	115,657	59,127

		114,795

Other 1.1%
Access Group, Inc.
Series 2003-A, Class A2, 1.43%, 07/01/38 (a)	146,493	144,933
Series 2006-1, Class B, 0.84%, 08/25/37 (a)	168,745	149,308
Ally Master Owner Trust, Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	874,974
CCG Receivables Trust
Series 2013-1, Class A2, 1.05%, 08/14/20 (b)	33,487	33,483
Series 2014-1, Class A2, 1.06%, 11/15/21 (b)	260,411	259,257
CNH Equipment Trust, Series 2012-D, Class A3, 0.65%, 04/16/18	11,650	11,645
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.40%, 04/25/47 (a)	126,140	137,408

9

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.52%, 04/25/32 (a)	$263,873	$253,561
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.09%, 09/26/33 (c)	66,596	73,133
PURCHASING POWER FUNDING LLC, Series 2015-A, Class A1, 3.50%, 12/15/19 (b)	325,000	325,000
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.99%, 12/10/18 (a)(b)	560,000	556,442

		2,819,144

Student Loan 1.3%
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 01/25/40 (b)	825,000	801,488
Education Loan Asset-Backed Trust I, Series 2013-1, Class B1, 1.42%, 11/25/33 (a)(b)	680,679	635,889
SLM Student Loan Trust, Series 2010-A, Class 2A, 3.58%, 05/16/44 (a)(b)	477,650	493,198
SMB Private Education Loan Trust, Series 2015-A, Class A3, 1.83%, 02/17/32 (a)(b)	705,000	688,533
SoFi Professional Loan Program, Series 2014-B, Class A2, 2.55%, 08/27/29 (b)	625,040	619,740
South Carolina Student Loan Corp., Series 2015-A, Class A, 1.70%, 01/25/36 (a)	315,000	286,650

		3,525,498

Total Asset-Backed Securities (cost $13,893,197)		14,011,260

Bank Loans 1.7%
Advertising 0.1%
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 7.50%, 07/25/22	410,000	365,191

Aerospace & Defense 0.1%
TransDigm, Inc., 1st Lien Tranche D Term Loan, 3.75%, 06/04/21	246,250	239,478

Bank Loans (continued)

	Principal Amount	Market Value

Chemicals 0.2%
Axalta Coating Systems US Holdings, Inc., 1st Lien Tranche B Term Loan, 3.75%, 02/01/20	$223,689	$221,297
MacDermid, Inc., 1st Lien Tranche B Term Loan, 5.50%, 06/07/20	371,098	358,807

		580,104

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 1st Lien Tranche B Term Loan, 6.75%, 05/29/20	284,464	213,348

Consumer Products 0.1%
Party City Holdings Inc., 1st Lien Tranche B Term Loan, 4.25%, 08/19/22	249,375	241,739

Hotels, Restaurants & Leisure 0.1%
Playa Resorts Holdings BV, 1st Lien Tranche B Term Loan, 4.00%, 08/09/19	394,084	381,276

Household Products 0.1%
Sun Products Corp. (The), 1st Lien Tranche B Term Loan, 5.50%, 03/23/20	203,529	190,097

Media 0.5%
IMG Worldwide Holdings LLC, 1st Lien Tranche B Term Loan, 5.25%, 05/06/21	251,447	246,655
Metro-Goldwyn-Mayer, Inc., 2nd Lien Tranche B Term Loan, 5.13%, 06/26/20	400,000	397,500
Numericable US LLC, 1st Lien Tranche B-1 Term Loan, 4.25%, 05/21/20	132,698	127,523
Numericable US LLC, 1st Lien Tranche B-2 Term Loan, 4.50%, 05/21/20	114,802	110,325
Tribune Media Co., 1st Lien Tranche B Term Loan, 5.75%, 08/04/21	155,220	142,220
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 06/26/20	325,000	323,680

		1,347,903

Metals & Mining 0.1%
FMG Resources PTY Ltd. 1st Lien Term Loan, 4.25%, 06/30/19 (a)	168,741	124,675

10

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Bank Loans (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.1%
Jonah Energy LLC, 2nd Lien Term Loan, 7.50%, 05/12/21	$245,000	$151,900
Templar Energy LLC, 2nd Lien Tranche B Term Loan, 8.50%, 11/25/20	275,000	28,875

		180,775

Road & Rail 0.1%
Neff Rental LLC, 2nd Lien Term Loan, 7.25%, 06/09/21	208,261	168,691

Technology 0.0%†
BMC Software Finance, Inc., 5.00%, 09/10/20	149,604	122,782

Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc., 3.50%, 11/09/22	270,000	269,706

Total Bank Loan (cost $4,966,062)		4,425,765

Collateralized Mortgage Obligations 3.3%
Banc of America Mortgage Securities, Inc.
Series 2004-I, Class 2A2, 2.88%, 10/25/34 (a)	15,458	15,084
Series 2007-3, Class 1A1, 6.00%, 09/25/37	140,645	127,033
BCAP LLC Trust, Series 2011-R11, Class 20A5, 2.74%, 03/26/35 (a)(b)	156,322	157,448
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	96,437	99,801
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.07%, 08/25/34 (a)	228,758	225,194
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-11, Class 5A1, 1.02%, 03/25/35 (a)	358,763	288,021
Series 2006-1, Class A2, 6.00%, 03/25/36	234,529	213,687
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/24	149,490	156,096
FDIC Trust
Series 2011-R1, Class A, 2.67%, 07/25/26 (b)	251,205	255,149
Series 2010-R1, Class A, 2.18%, 05/25/50 (b)	218,439	219,977

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Reference REMIC
Series R006, Class ZA, 6.00%, 04/15/36	$407,155	$462,185
Series R007, Class ZA, 6.00%, 05/15/36	347,237	389,482
Federal Home Loan Mortgage Corp. REMICS
Series 1103, Class N, IO, 1156.50%, 06/15/21	1	16
Series 3558, Class G, 4.00%, 08/15/24	485,000	520,906
Series 3123, Class HT, 5.00%, 03/15/26	61,340	66,423
Series 3150, Class EQ, 5.00%, 05/15/26	85,779	92,573
Series 2129, Class SG, IO, 6.65%, 06/17/27 (a)	321,499	55,050
Series 3599, Class DY, 4.50%, 11/15/29	420,000	470,740
Series 3653, Class B, 4.50%, 04/15/30	291,360	312,882
Series 2649, Class IM, IO, 7.00%, 07/15/33	70,433	18,310
Series 2725, Class TA, 4.50%, 12/15/33	20,000	22,712
Series 3704, Class DC, 4.00%, 11/15/36	116,667	122,612
Federal Home Loan Mortgage Corp. Strips, Series 271, Class 30, 3.00%, 08/15/42	804,988	790,327
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	118,974	129,932
Federal National Mortgage Association Grantor Trust, Series 2001-T4, Class A1, 7.50%, 07/25/41	277,313	334,017
Federal National Mortgage Association Interest Strip
Series 207, Class 2, IO, 8.00%, 02/25/23	58,440	10,681
Series 264, Class 2, IO, 8.00%, 07/25/24	132,446	28,071
Series 267, Class 2, IO, 8.50%, 10/25/24	152,525	37,039
Series 274, Class 2, IO, 8.50%, 10/25/25	146,124	35,588
Series 277, Class 2, IO, 7.50%, 04/25/27	63,921	13,440

11

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS
Series 2006-22, Class CE, 4.50%, 08/25/23	$91,923	$97,335
Series 2009-71, Class MB, 4.50%, 09/25/24	83,353	88,487
Series 2004-70, Class EB, 5.00%, 10/25/24	52,405	56,356
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	105,534	26,387
Series 2009-39, Class LB, 4.50%, 06/25/29	85,612	92,133
Series 2009-96, Class DB, 4.00%, 11/25/29	312,409	331,012
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	100,606	23,700
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	44,764	9,006
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	148,372	38,986
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	29,200	6,778
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	381,550
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.15%, 05/25/35 (a)	42,768	40,298
Government National Mortgage Association
Series 2010-14, Class A, 4.50%, 06/16/39	71,092	75,503
Series 2010-H12, Class PT, 5.47%, 11/20/59	324,031	334,779
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2, 7.50%, 01/25/36 (b)	144,601	151,328
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36 (b)	58,123	62,022
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2, 2.75%, 09/25/35 (a)	121,293	115,586
Series 2005-A8, Class 1A1, 2.64%, 11/25/35 (a)	49,254	46,606
Series 2006-A6, Class 1A2, 2.69%, 10/25/36 (a)	8,619	7,755
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34 (b)	176,853	183,841
NCUA Guaranteed Notes
Series 2010-R1, Class 2A, 1.84%, 10/07/20	26,635	26,644
Series 2010-R3, Class 3A, 2.40%, 12/08/20	147,509	148,210

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35 (b)	$151,069	$153,858
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.79%, 11/25/33 (a)	208,515	205,154
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR1, Class A, 2.44%, 03/25/34 (a)	66,111	66,218
Series 2006-AR14, Class 1A4, 2.18%, 11/25/36 (a)	134,661	116,663
Wells Fargo Mortgage Backed Securities Trust
Series 2004-P, Class 2A1, 2.74%, 09/25/34 (a)	43,178	43,317
Series 2005-AR2, Class 2A1, 2.64%, 03/25/35 (a)	80,106	79,973
Series 2006-AR6, Class 7A1, 2.80%, 03/25/36 (a)	41,848	41,449
Series 2006-AR10, Class 5A1, 2.74%, 07/25/36 (a)	142,927	138,377

Total Collateralized Mortgage Obligations (cost $8,159,740)		8,859,787

Commercial Mortgage Backed Securities 4.9%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35 (b)	640,000	661,991
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.63%, 04/10/49 (a)	535,000	552,224
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.22%, 02/10/51 (a)	264,667	280,299
BHMS Mortgage Trust
Series 2014-ATLS, Class AFL, 1.77%, 07/05/33 (a)(b)	130,000	130,013
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (b)	320,000	316,880
CD Mortgage Trust, Series 2006-CD2, Class AM, 5.42%, 01/15/46 (a)	119,215	119,061
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.57%, 12/15/47 (a)(b)	125,000	136,469
COMM Mortgage Trust
Series 2005-LP5, Class D, 4.89%, 05/10/43 (a)	206,199	205,997
Series 2015-CR26, Class C, 4.50%, 10/10/48 (a)	545,000	514,979

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Commercial Mortgage Trust, Series 2001-J2A, Class E, 6.92%, 07/16/34 (a)(b)	$210,000	$215,695
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 07/15/37	1,484	1,483
CSMC Trust, Series 2014-USA, Class A2, 3.95%, 09/15/37 (b)	295,000	303,013
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 4.93%, 01/10/34 (a)(b)	425,000	438,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K501, Class X1A, IO, 1.58%, 08/25/16 (a)	2,474,789	12,338
Series K702, Class X1, IO, 1.45%, 02/25/18 (a)	5,310,767	143,443
Series KF12, Class A, 0.94%, 09/25/22 (a)	515,000	513,167
Federal National Mortgage Association-ACES, Series 2014-M13, Class A2, 3.02%, 08/25/24 (a)	310,000	313,635
FREMF Mortgage Trust
Series 2010-K7, Class B, 5.44%, 04/25/20 (a)(b)	565,000	613,502
Series 2015-K721, Class B, 3.68%, 11/25/47 (a)(b)	430,000	378,126
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/19 (b)	300,000	304,533
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class H, 5.31%, 07/10/45 (a)(b)	424,040	422,978
GS Mortgage Securities Trust
Series 2014-GC18, Class A1, 1.30%, 01/10/47	233,642	231,531
Series 2014-GC26, Class C, 4.51%, 11/10/47 (a)	170,000	166,038
Series 2015-GC28, Class A5, 3.40%, 02/10/48	130,000	129,361
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.27%, 07/15/41 (a)	160,000	159,374
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class C, 2.33%, 12/15/28 (a)(b)	255,000	255,019

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB12, Class AJ, 4.99%, 09/12/37 (a)	$202,714	$202,759
Series 2007-LD11, Class AM, 5.77%, 06/15/49 (a)	150,000	152,569
Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (a)	415,000	422,743
Series 2015-SGP, Class C, 3.83%, 07/15/36 (a)(b)	515,000	514,165
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class C, 4.43%, 01/15/48 (a)	160,000	153,684
Series 2015-C29, Class A4, 3.61%, 05/15/48	365,000	368,095
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.90%, 07/15/44 (a)	350,000	367,380
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class F, 5.35%, 11/15/40 (a)	270,000	264,975
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM, 5.78%, 08/12/43 (a)	180,000	183,146
Series 2008-C1, Class A4, 5.69%, 02/12/51	273,365	287,385
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 4.83%, 02/15/47 (a)	230,000	235,650
Series 2015-C24, Class C, 4.35%, 05/15/48 (a)	45,000	42,058
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class B, 6.15%, 09/15/42 (a)	42,611	42,784
Series 2006-IQ12, Class AM, 5.37%, 12/15/43	145,000	147,750
Mortgage Pass Through Certificates, Series 2001-CIB2, Class D, 6.75%, 04/15/35 (a)	24,329	24,269
Motel 6 Trust, Series 2015-MTL6, Class A2A2, 2.61%, 02/05/30 (b)	380,000	376,556
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/30 (b)	110,000	108,196
MSCG Trust, Series 2015-ALDR, Class A2, 3.46%, 06/07/35 (a)(b)	175,000	174,713
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.04%, 12/16/49 (a)(b)	101,307	103,788

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

RREF LLC
Series 2014-LT5, Class A, 2.85%, 05/15/24 (b)	$22,303	$22,261
Series 2014-LT6, Class A, 2.75%, 09/15/24 (b)	33,562	33,487
Series 2015-LT7, Class A, 3.00%, 12/25/32 (b)	452,588	452,306
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AM, 5.96%, 06/15/45 (a)	280,000	284,299
Series 2007-C31, Class A4, 5.51%, 04/15/47	110,000	113,057
Series 2007-C31, Class AM, 5.59%, 04/15/47 (a)	320,000	331,696
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47	230,000	237,489

Total Commercial Mortgage Backed Securities (cost $13,323,938)		13,167,353

Convertible Bond 0.0%†
Oil, Gas & Consumable Fuels 0.0%
SandRidge Energy, Inc., 8.13%, 10/16/22	440,000	84,425

		84,425

Total Convertible Bond (cost $374,202)		84,425

Corporate Bonds 46.2%
Aerospace & Defense 0.2%
Lockheed Martin Corp.,
2.50%, 11/23/20	320,000	318,102
TransDigm, Inc.,
6.00%, 07/15/22	240,000	234,600

		552,702

Airlines 0.1%
American Airlines Pass Through Trust,
Series 2014-1, Class B, 4.38%, 10/01/22	240,821	239,617

Auto Components 0.1%
Tupy Overseas SA,
Reg. S, 6.63%, 07/17/24	200,000	174,500
6.63%, 07/17/24 (b)	150,000	130,875

		305,375

Corporate Bonds (continued)

	Principal Amount		Market Value

Automobiles 0.6%
Ford Motor Credit Co. LLC, 2.55%, 10/05/18		$400,000	$397,159
General Motors Co., 4.88%, 10/02/23		1,180,000	1,206,738

			1,603,897

Banks 4.7%
ABN AMRO Bank NV, 1.12%, 10/28/16 (a)(b)		300,000	300,840
Agricola Senior Trust, 6.75%, 06/18/20 (b)		210,000	209,257
Banco Davivienda SA, 5.88%, 07/09/22 (b)(d)		195,000	194,269
Banco do Brasil SA, Reg. S, 6.25%, 04/15/24 (e)		130,000	63,050
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24 (b)		325,000	304,687
Bank NederlandseGemeenten NV, 3.88%, 02/23/18	NZD	500,000	344,946
Bank of America Corp.,
4.00%, 01/22/25		$530,000	518,832
Series L, 4.75%, 04/21/45		55,000	52,864
Citigroup, Inc.,
6.25%, 06/29/17	NZD	150,000	106,302
4.45%, 09/29/27		$750,000	745,034
4.65%, 07/30/45		320,000	324,735
Commonwealth Bank of Australia, 4.50%, 12/09/25 (b)		285,000	282,611
Compass Bank, 6.40%, 10/01/17		570,000	602,475
CooperatieveCentraleRaiffeisen-Boerenleenbank BA,
4.00%, 01/25/16	NOK	1,740,000	196,837
2.25%, 12/21/16	SEK	300,000	36,237
5.25%, 08/04/45		$335,000	351,043
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20 (b)		580,000	577,366
Fifth Third Bank, 2.88%, 10/01/21		400,000	398,389
Finansbank AS, 6.25%, 04/30/19 (b)		500,000	524,921
Global Bank Corp., 5.13%, 10/30/19 (b)(d)		500,000	495,000
HSBC Bank USA NA, 5.88%, 11/01/34		280,000	324,451
IntesaSanpaoloSpA,
2.38%, 01/13/17		390,000	391,269
5.02%, 06/26/24 (b)		475,000	467,328
JPMorgan Chase & Co.,
4.25%, 11/02/18	NZD	200,000	138,357
4.25%, 10/01/27		$275,000	274,343
4.95%, 06/01/45		70,000	69,986

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
LBG Capital No.1 PLC, 8.00%, 06/15/20 (b)(e)	$905,000	$940,747
Lloyds Banking Group PLC, 7.50%, 06/27/24 (e)	500,000	532,500
National Savings Bank, 5.15%, 09/10/19 (b)	250,000	233,125
Rabobank, Nederland NV, 11.00%, 06/30/19 (b)(e)	513,000	633,299
Santander Issuances SAU, 5.18%, 11/19/25	400,000	393,939
Toronto-Dominion Bank (The), 2.50%, 12/14/20	435,000	434,823
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20 (b)	170,000	163,127
TurkiyeVakiflarBankasi TAO, 6.87%, 02/03/25 (a)(b)	250,000	242,255
Wachovia Capital Trust III, 5.57%, 02/04/16 (d)(e)	320,000	308,240
Wells Fargo & Co., 4.30%, 07/22/27	340,000	347,322

		12,524,806

Beverages 0.5%
Beverages & More, Inc., 10.00%, 11/15/18 (b)	275,000	255,750
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19 (b)	400,000	415,000
SABMiller Holdings, Inc., 3.75%, 01/15/22 (b)	580,000	596,521

		1,267,271

Biotechnology 1.0%
Biogen, Inc.,
2.90%, 09/15/20	660,000	658,265
5.20%, 09/15/45	530,000	530,200
Celgene Corp., 2.88%, 08/15/20	470,000	466,457
Gilead Sciences, Inc.,
2.55%, 09/01/20	720,000	719,726
3.65%, 03/01/26	440,000	443,731

		2,818,379

Building Products 0.1%
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (b)	255,000	265,200

Capital Markets 2.2%
Ameriprise Financial, Inc., 7.30%, 06/28/19	515,000	594,915
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17	345,000	358,527

Corporate Bonds (continued)

	Principal Amount		Market Value

Capital Markets (continued)
CDP Financial, Inc., 5.60%, 11/25/39 (b)		$290,000	$342,074
Financiera de Desarrollo Territorial SA Findeter, 7.88%, 08/12/24 (b)	COP	862,000,000	238,293
Goldman Sachs Group, Inc. (The),
5.20%, 12/17/19	NZD	475,000	335,920
Series M, 5.37%, 05/10/20 (e)		$665,000	660,844
2.01%, 11/29/23 (a)		345,000	348,062
4.25%, 10/21/25		285,000	282,822
6.75%, 10/01/37		225,000	263,011
4.75%, 10/21/45		250,000	248,344
Janus Capital Group, Inc., 4.88%, 08/01/25		400,000	410,482
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (b)		605,000	592,508
Morgan Stanley,
4.75%, 11/16/18	AUD	130,000	97,533
4.00%, 07/23/25		$155,000	159,615
4.30%, 01/27/45		525,000	500,907
Nomura Holdings, Inc., 2.00%, 09/13/16		605,000	607,432

			6,041,289

Chemicals 1.8%
Albemarle Corp.,
4.15%, 12/01/24		185,000	176,799
5.45%, 12/01/44		375,000	362,692
Axiall Corp., 4.88%, 05/15/23 (d)		575,000	517,500
Blue Cube Spinco, Inc., 10.00%, 10/15/25 (b)(d)		725,000	797,500
Braskem America Finance Co., 7.13%, 07/22/41 (b)		210,000	156,450
Braskem Finance Ltd., 6.45%, 02/03/24		550,000	473,000
Chemours Co. (The), 7.00%, 05/15/25 (b)		290,000	197,925
Eagle Spinco, Inc., 4.63%, 02/15/21 (d)		400,000	368,000
Momentive Performance Materials, Inc.,
8.88%, 10/15/20 (f)		265,000	0
3.88%, 10/24/21		255,000	175,950
NOVA Chemicals Corp.,
5.25%, 08/01/23 (b)(d)		25,000	24,750
5.00%, 05/01/25 (b)		200,000	193,000
Platform Specialty Products Corp.,
10.38%, 05/01/21 (b)		435,000	433,912
6.50%, 02/01/22 (b)(d)		260,000	224,900
Rayonier AM Products, Inc., 5.50%, 06/01/24 (b)(d)		900,000	711,000

15

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Chemicals (continued)
Tronox Finance LLC, 7.50%, 03/15/22 (b)		$245,000	$142,100

			4,955,478

Commercial Services & Supplies 0.7%
AtentoLuxco 1 SA, Reg. S, 7.38%, 01/29/20 (d)		350,000	322,875
Cenveo Corp.,
11.50%, 05/15/17 (d)		325,000	300,625
8.50%, 09/15/22 (b)		450,000	243,000
Clean Harbors, Inc., 5.13%, 06/01/21		250,000	253,125
Covanta Holding Corp., 5.88%, 03/01/24		425,000	384,625
Quad/Graphics, Inc., 7.00%, 05/01/22		400,000	251,000

			1,755,250

Communications Equipment 0.8%
Avaya, Inc.,
9.00%, 04/01/19 (b)		1,030,000	790,525
10.50%, 03/01/21 (b)(d)		375,000	127,500
Nokia OYJ, 6.63%, 05/15/39		1,115,000	1,140,790

			2,058,815

Construction & Engineering 0.2%
AECOM, 5.75%, 10/15/22		280,000	288,400
Odebrecht Finance Ltd., 8.25%, 04/25/18 (b)	BRL	530,000	61,624
Reg. S, 5.25%, 06/27/29		$200,000	96,500
7.13%, 06/26/42 (b)(d)		100,000	50,750

			497,274

Construction Materials 0.1%
Cemex Finance LLC, 9.38%, 10/12/22 (b)		335,000	352,588

Consumer Finance 0.3%
American Express Credit Corp., Series F, 2.60%, 09/14/20		365,000	365,843
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18 (b)		600,000	447,000

			812,843

Containers & Packaging 0.3%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (b)(d)(g)		513,834	506,445
Ball Corp., 5.25%, 07/01/25 (d)		300,000	306,750

			813,195

Corporate Bonds (continued)

	Principal Amount		Market Value

Distributors 0.2%
AutoNation, Inc., 4.50%, 10/01/25		$545,000	$552,840

Diversified Financial Services 1.3%
Apollo Management Holdings LP, 4.00%, 05/30/24 (b)		325,000	320,949
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	350,000	522,502
General Electric Capital Corp., 0.71%, 05/05/26 (a)		$345,000	319,874
Goldman Sachs Capital I, 6.35%, 02/15/34		370,000	432,858
iPayment, Inc., 9.50%, 12/15/19 (b)		284,232	294,891
McGraw Hill Financial, Inc., 3.30%, 08/14/20		650,000	655,554
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18 (b)		455,000	475,475
Stena AB, 7.00%, 02/01/24 (b)		320,000	272,000
Stena International SA, 5.75%, 03/01/24 (b)(d)		250,000	210,000

			3,504,103

Diversified Telecommunication Services 4.0%
Altice SA, 7.75%, 05/15/22 (b)		500,000	451,250
Bellsouth Capital Funding Corp., 7.88%, 02/15/30		315,000	374,143
CCO Safari II LLC,
4.46%, 07/23/22 (b)		680,000	677,627
4.91%, 07/23/25 (b)		580,000	579,436
6.38%, 10/23/35 (b)		390,000	394,029
CCOH Safari LLC, 5.75%, 02/15/26 (b)(d)		575,000	576,437
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20 (b)(e)		655,000	561,662
Columbus International, Inc., 7.38%, 03/30/21 (b)		410,000	405,900
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23 (b)	COP	1,305,000,000	339,208
Frontier Communications Corp., 11.00%, 09/15/25 (b)		$1,110,000	1,098,900
Neptune Finco Corp., 10.13%, 01/15/23 (b)		275,000	286,688
Oi SA,
9.75%, 09/15/16 (b)	BRL	625,000	110,900
5.75%, 02/10/22 (b)(d)		$530,000	241,150
Sable International Finance Ltd., 6.88%, 08/01/22 (b)(d)		200,000	193,000

16

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Diversified Telecommunication Services (continued)
Sprint Capital Corp., 8.75%, 03/15/32 (d)		$1,425,000	$1,068,750
Telecom Italia SpA, 5.30%, 05/30/24 (b)		380,000	375,250
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22 (b)		200,000	182,500
Telefonica del Peru SAA, Reg. S, 8.00%, 04/11/16	PEN	953,335	280,718
Telemar Norte Leste SA,
9.50%, 04/23/19 (b)		$110,000	73,700
5.50%, 10/23/20 (b)		175,000	91,000
TELUS Corp., Series CG, 5.05%, 12/04/19	CAD	65,000	51,997
Verizon Communications, Inc.,
5.05%, 03/15/34		$623,000	620,706
4.67%, 03/15/55		372,000	322,971
Virgin Media Secured Finance PLC, 5.25%, 01/15/26 (b)		650,000	632,125
Wind Acquisition Finance SA, 7.38%, 04/23/21 (b)(d)		655,000	618,975
Windstream Corp., 7.50%, 06/01/22 (d)		250,000	191,875

			10,800,897

Electric Utilities 0.9%
AES Corp., 3.41%, 06/01/19 (a)		140,000	128,450
Carolina Power & Light Co., 4.10%, 03/15/43		300,000	291,174
Comision Federal de Electricidad, 6.13%, 06/16/45 (b)		200,000	183,500
Commonwealth Edison Co., 5.80%, 03/15/18		265,000	287,165
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		309,000	10,043
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (b)		100,000	86,999
7.13%, 02/11/25 (b)(d)		180,000	155,700
Exelon Corp., 2.85%, 06/15/20		450,000	447,540
Great Plains Energy, Inc., 5.29%, 06/15/22 (c)		350,000	382,741
Monongahela Power Co.,
4.10%, 04/15/24 (b)		210,000	217,732
5.40%, 12/15/43 (b)		225,000	250,474

			2,441,518

Energy Equipment & Services 0.5%
Halliburton Co.,
3.80%, 11/15/25		160,000	155,796
5.00%, 11/15/45		240,000	237,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
Schlumberger Holdings Corp., 4.00%, 12/21/25 (b)	$240,000	$236,827
Weatherford International Ltd.,
5.13%, 09/15/20	645,000	522,450
5.95%, 04/15/42	95,000	66,737

		1,219,060

Food & Staples Retailing 1.1%
Cencosud SA, 5.15%, 02/12/25 (b)(d)	160,000	148,748
CST Brands, Inc., 5.00%, 05/01/23	350,000	346,500
CVS Health Corp.,
2.80%, 07/20/20	385,000	386,729
3.88%, 07/20/25	570,000	581,731
5.13%, 07/20/45	510,000	537,250
Sysco Corp.,
2.60%, 10/01/20	555,000	555,878
3.75%, 10/01/25	275,000	278,772
Whole Foods Market, Inc.,
5.20%, 12/03/25 (b)	250,000	249,630

		3,085,238

Food Products 1.4%
Dean Foods Co., 6.50%, 03/15/23 (b)	300,000	312,000
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (b)	300,000	262,519
HJ Heinz Co., 4.88%, 02/15/25 (b)	930,000	988,567
JBS Investments GmbH, 7.75%, 10/28/20 (b)	475,000	456,000
Marfrig Holding Europe BV,
Reg. S, 6.88%, 06/24/19	200,000	178,500
6.88%, 06/24/19 (b)	300,000	267,750
Marfrig Overseas Ltd., 9.50%, 05/04/20 (b)	740,000	725,200
Post Holdings, Inc.,
7.38%, 02/15/22	250,000	260,625
7.75%, 03/15/24 (b)	70,000	73,325
Simmons Foods, Inc., 7.88%, 10/01/21 (b)	235,000	212,675

		3,737,161

Gas Utilities 1.4%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	77,435
DCP Midstream Operating LP, 2.50%, 12/01/17	75,000	67,493
Dominion Gas Holdings LLC, 2.80%, 11/15/20	245,000	245,801
Energy Transfer Partners LP,
4.05%, 03/15/25	605,000	496,862
6.05%, 06/01/41	150,000	117,046

17

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Enterprise Products Operating LLC, 3.70%, 02/15/26 (d)	$380,000	$340,861
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21	385,000	325,325
MPLX LP, 4.88%, 12/01/24 (b)	360,000	323,100
NGPL PipeCo LLC, 7.12%, 12/15/17 (b)	165,000	153,450
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	175,000	164,948
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	335,000	291,450
Sabine Pass LNG LP, 7.50%, 11/30/16	280,000	278,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.38%, 08/01/22	235,000	202,688
5.25%, 05/01/23 (d)	125,000	101,250
Williams Partners LP,
7.25%, 02/01/17	280,000	285,526
5.10%, 09/15/45	445,000	292,860

		3,764,695

Health Care Providers & Services 1.5%
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	225,000	223,875
HCA, Inc., 5.25%, 04/15/25	750,000	755,625
7.69%, 06/15/25	100,000	107,750
7.50%, 11/06/33	125,000	133,125
HealthSouth Corp., 5.75%, 09/15/25 (b)(d)	400,000	372,000
LifePoint Health, Inc., 5.88%, 12/01/23	135,000	137,025
Medco Health Solutions, Inc., 4.13%, 09/15/20	230,000	241,293
MEDNAX, Inc., 5.25%, 12/01/23 (b)	270,000	271,350
Service Corp. International, 7.50%, 04/01/27 (d)	450,000	522,000
Stryker Corp., 3.38%, 11/01/25	330,000	325,716
Tenet Healthcare Corp., 8.13%, 04/01/22 (d)	500,000	498,750
UnitedHealth Group, Inc., 2.70%, 07/15/20	345,000	348,614

		3,937,123

Hotels, Restaurants & Leisure 1.5%
Caesars Entertainment Operating Co., Inc.,
11.25%, 06/01/17 (i)	575,000	431,250
12.75%, 04/15/18 (i)	250,000	73,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc., 8.00%, 05/01/22	$400,000	$422,000
International Game Technology PLC, 6.25%, 02/15/22 (b)	400,000	374,000
LTF Merger Sub, Inc., 8.50%, 06/15/23 (b)	300,000	286,500
McDonald’s Corp.,
3.70%, 01/30/26	480,000	479,606
4.88%, 12/09/45	180,000	181,096
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	425,000	439,875
Ruby Tuesday, Inc., 7.63%, 05/15/20	375,000	365,625
Scientific Games Corp., 8.13%, 09/15/18	175,000	127,750
Scientific Games International, Inc.,
6.63%, 05/15/21 (d)	450,000	211,500
7.00%, 01/01/22 (b)	250,000	238,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21 (b)	450,000	418,500

		4,050,202

Household Durables 0.5%
NVR, Inc., 3.95%, 09/15/22	330,000	332,864
Samsung Electronics America, Inc., 1.75%, 04/10/17 (b)	290,000	289,342
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (b)	335,000	343,375
Springs Industries, Inc., 6.25%, 06/01/21	251,000	248,490
Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.88%, 04/15/23 (b)(d)	270,000	266,625

		1,480,696

Household Products 0.1%
Spectrum Brands, Inc., 5.75%, 07/15/25 (b)	290,000	297,250

Industrial Conglomerates 0.2%
General Electric Co.,
5.25%, 12/06/17	220,000	234,891
4.50%, 03/11/44	395,000	406,507

		641,398

Information Technology Services 1.4%
Hewlett Packard Enterprise Co.,
2.45%, 10/05/17 (b)	965,000	964,182
4.40%, 10/15/22 (b)	1,125,000	1,120,688

18

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Information Technology Services (continued)
Hewlett Packard Enterprise Co., (continued)
4.90%, 10/15/25 (b)	$655,000	$642,302
6.20%, 10/15/35 (b)	665,000	640,809
SunGard Availability Services Capital, Inc., 8.75%, 04/01/22 (b)	675,000	413,438

		3,781,419

Insurance 1.8%
ACE INA Holdings, Inc.,
2.30%, 11/03/20	310,000	307,771
2.88%, 11/03/22	230,000	228,255
American International Group, Inc., 4.38%, 01/15/55	390,000	335,122
Assurant, Inc., 2.50%, 03/15/18	465,000	464,234
Farmers Exchange Capital III, 5.45%, 10/15/54 (a)(b)	370,000	359,595
Genworth Financial, Inc., 6.50%, 06/15/34	205,000	124,025
Genworth Holdings, Inc., 7.70%, 06/15/20 (d)	250,000	235,000
MetLife, Inc.,
3.60%, 11/13/25	375,000	377,635
10.75%, 08/01/39	505,000	790,956
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (a)(b)	375,000	369,907
USF&G Capital III, 8.31%, 07/01/46 (b)	260,000	374,547
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	256,382
ZFS Finance USA Trust V, 6.50%, 05/09/37 (a)(b)	575,000	586,500

		4,809,929

Internet & Catalog Retail 0.4%
Amazon.com, Inc., 4.95%, 12/05/44	255,000	271,559
QVC, Inc.,
4.38%, 03/15/23	700,000	664,404
5.45%, 08/15/34	240,000	207,607

		1,143,570

Marine 0.5%
Global Ship Lease, Inc., 10.00%, 04/01/19 (b)	325,000	294,125
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	250,000	220,000
Pelabuhan Indonesia II PT,
4.25%, 05/05/25 (b)	450,000	399,758
5.38%, 05/05/45 (b)	400,000	315,032

		1,228,915

Corporate Bonds (continued)

	Principal Amount		Market Value

Media 3.5%
AMC Entertainment, Inc., 5.75%, 06/15/25		$300,000	$301,500
Avanti Communications Group PLC, 10.00%, 10/01/19 (b)		425,000	332,562
British Sky Broadcasting Group PLC, 6.10%, 02/15/18 (b)		390,000	419,970
Cengage Learning Acquisitions, Inc., 11.50%, 04/15/20 (f)		60,000	0
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20 (b)		150,000	146,625
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		540,000	521,100
CSC Holdings LLC, 6.75%, 11/15/21		525,000	515,812
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24		255,000	261,908
DISH DBS Corp., 5.88%, 07/15/22 (d)		600,000	559,500
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (b)		425,000	418,625
GrupoTelevisa SAB, 6.13%, 01/31/46		810,000	805,221
iHeartCommunications, Inc., 10.00%, 01/15/18 (d)		375,000	142,500
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (d)		975,000	894,563
Intelsat Luxembourg SA,
6.75%, 06/01/18 (d)		275,000	203,500
7.75%, 06/01/21		500,000	233,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 04/01/21		200,000	212,000
Nexstar Broadcasting, Inc., 6.13%, 02/15/22 (b)		300,000	294,000
Numericable Group SA, 5.63%, 05/15/24 (b)	EUR	300,000	329,693
Sirius XM Radio, Inc., 5.38%, 04/15/25 (b)(d)		$310,000	311,938
SiTV LLC/SiTV Finance, Inc., 10.38%, 07/01/19 (b)		325,000	260,000
Time, Inc., 5.75%, 04/15/22 (b)		300,000	274,500
Univision Communications, Inc.,
8.50%, 05/15/21 (b)(d)		275,000	281,188
5.13%, 02/15/25 (b)		305,000	289,750
Viacom, Inc., 5.85%, 09/01/43		635,000	570,215
VTR Finance BV, 6.88%, 01/15/24 (b)		250,000	230,000

19

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
WMG Acquisition Corp., 6.75%, 04/15/22 (b)	$550,000	$475,750

		9,286,170

Metals & Mining 1.2%
Aleris International, Inc., 7.88%, 11/01/20	201,000	153,162
ArcelorMittal,
6.50%, 03/01/21 (d)	85,000	68,416
7.25%, 02/25/22 (d)	270,000	217,350
6.13%, 06/01/25	795,000	578,362
Barrick Gold Corp., 4.10%, 05/01/23	253,000	217,039
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (a)(b)	555,000	535,575
First Quantum Minerals Ltd., 7.25%, 05/15/22 (b)	165,000	103,125
New Gold, Inc., 6.25%, 11/15/22 (b)	530,000	421,350
Peabody Energy Corp., 10.00%, 03/15/22 (b)	145,000	27,550
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	276,000	250,539
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22 (b)	375,000	318,750
Vale Overseas Ltd., 6.88%, 11/21/36 (d)	480,000	335,539

		3,226,757

Multiline Retail 0.6%
Family Tree Escrow LLC, 5.75%, 03/01/23 (b)(d)	460,000	476,100
Kohl’s Corp.,
4.25%, 07/17/25 (d)	735,000	716,734
5.55%, 07/17/45 (d)	345,000	321,090

		1,513,924

Multi-Utilities & Unregulated Power 0.2%
Dynegy, Inc., 7.63%, 11/01/24 (d)	250,000	213,700
NRG Energy, Inc., 7.88%, 05/15/21	285,000	267,188

		480,888

Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp.,
6.38%, 09/15/17	220,000	230,697
6.45%, 09/15/36	421,000	405,785
Antero Resources Corp., 5.13%, 12/01/22	145,000	110,200
Antero Resources Finance Corp., 6.00%, 12/01/20	165,000	137,775

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc., 5.75%, 02/01/23	$325,000	$169,000
California Resources Corp., 6.00%, 11/15/24 (d)	110,000	33,550
Chaparral Energy, Inc., 7.63%, 11/15/22	335,000	77,050
Chesapeake Energy Corp., 8.00%, 12/15/22 (b)	289,000	141,610
Devon Energy Corp., 5.85%, 12/15/25 (d)	477,000	463,904
Energy XXI Gulf Coast, Inc., 11.00%, 03/15/20 (b)	150,000	52,500
Gazprom OAO Via Gaz Capital SA, Reg. S, 6.51%, 03/07/22	355,000	357,130
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21	375,000	54,375
Lukoil International Finance BV, Reg. S, 3.42%, 04/24/18	600,000	584,220
Oasis Petroleum, Inc., 6.88%, 03/15/22	185,000	118,400
Pacific Rubiales Energy Corp.,
7.25%, 12/12/21 (b)	100,000	20,000
Reg. S, 5.63%, 01/19/25	250,000	50,000
5.63%, 01/19/25 (b)	635,000	127,000
Petrobras Global Finance BV, 8.38%, 12/10/18 (d)	40,000	36,800
Petrobras International Finance Co., 5.38%, 01/27/21	295,000	219,775
Petroleos de Venezuela SA,
Reg. S, 8.50%, 11/02/17	460,000	244,950
Reg. S, 6.00%, 05/16/24	1,540,000	573,650
5.38%, 04/12/27	410,000	148,625
5.50%, 04/12/37	520,000	188,500
PetroleosMexicanos,
4.88%, 01/18/24	245,000	228,462
5.50%, 06/27/44	205,000	154,230
6.38%, 01/23/45	150,000	126,957
5.63%, 01/23/46 (b)	250,000	191,300
Reg. S, 5.63%, 01/23/46	270,000	206,604
Resolute Energy Corp., 8.50%, 05/01/20 (d)	650,000	292,500
Sanchez Energy Corp., 6.13%, 01/15/23 (d)	395,000	213,300
SandRidge Energy, Inc., 8.75%, 06/01/20 (b)	200,000	60,750
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	200,000	168,953
Total Capital SA, 2.13%, 08/10/18	475,000	476,373
Transocean, Inc., 3.00%, 10/15/17 (d)	1,157,000	1,026,114

20

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc., 6.00%, 01/15/22	$330,000	$231,000
YPF SA,
8.88%, 12/19/18 (b)	225,000	227,531
8.50%, 07/28/25 (b)	363,000	345,758

		8,495,328

Paper & Forest Products 0.4%
Catalyst Paper Corp., 11.00%, 10/30/17 (h)	325,000	217,750
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	210,000	199,500
Georgia-Pacific LLC, 8.88%, 05/15/31	235,000	329,133
Norbord, Inc., 6.25%, 04/15/23 (b)	200,000	197,500

		943,883

Pharmaceuticals 1.2%
AbbVie, Inc., 4.50%, 05/14/35	270,000	264,491
Actavis Funding SCS, 3.80%, 03/15/25	450,000	447,702
AstraZeneca PLC, 2.38%, 11/16/20	225,000	223,394
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)	405,000	440,074
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (b)	400,000	390,000
Mylan NV,
3.00%, 12/15/18	310,000	309,316
3.75%, 12/15/20 (b)	310,000	310,325
Mylan, Inc., 2.55%, 03/28/19	430,000	424,374
Perrigo Co. plc, 2.30%, 11/08/18	335,000	330,245
Pfizer, Inc., 5.80%, 08/12/23	165,000	192,950

		3,332,871

Real Estate Investment Trusts (REITs) 0.3%
Communications Sales & Leasing, Inc./CSL Capital LLC,
6.00%, 04/15/23 (b)(d)	290,000	274,050
8.25%, 10/15/23	145,000	122,525
Geo Group, Inc. (The), 5.13%, 04/01/23	500,000	473,750

		870,325

Road & Rail 0.2%
Kazakhstan TemirZholy Finance BV, 6.38%, 10/06/20 (b)	250,000	245,800

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)	$62,000	$60,140
United Rentals North America, Inc., 6.13%, 06/15/23 (d)	280,000	286,300

		592,240

Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc.,
6.75%, 03/01/19	100,000	72,500
7.50%, 08/15/22	725,000	493,000
Intel Corp.,
3.70%, 07/29/25	315,000	325,822
4.90%, 07/29/45	210,000	221,962
Micron Technology, Inc., 5.25%, 08/01/23 (b)	400,000	359,000

		1,472,284

Software 0.3%
Boxer Parent Co., Inc., 9.00%, 10/15/19 (b)(d)(h)	650,000	403,000
NCR Corp., 6.38%, 12/15/23	425,000	418,625

		821,625

Specialty Retail 0.1%
Chinos Intermediate Holdings A, Inc., 7.75%, 05/01/19 (b)(d)(h)	350,000	87,500
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (b)(h)	295,000	162,250
Vista Outdoor, Inc., 5.88%, 10/01/23 (b)	85,000	87,125

		336,875

Technology Hardware, Storage & Peripherals 0.3%
Hewlett-Packard Co., 4.38%, 09/15/21	520,000	511,652
Seagate HDD Cayman, 5.75%, 12/01/34 (b)	320,000	223,927

		735,579

Tobacco 0.4%
Altria Group, Inc., 9.95%, 11/10/38	40,000	64,115
10.20%, 02/06/39	217,000	355,848
Reynolds American, Inc., 5.85%, 08/15/45	605,000	672,602

		1,092,565

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 04/25/23 (b)	217,242	221,396

21

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Wireless Telecommunication Services 1.3%
America Movil SAB de CV, 6.00%, 06/09/19	MXN	4,710,000	$271,813
Crown Castle Towers LLC,
4.17%, 08/15/17 (b)		$370,000	378,337
3.22%, 05/15/22 (b)		420,000	414,397
Digicel Group Ltd.,
8.25%, 09/30/20 (b)		525,000	433,125
7.13%, 04/01/22 (b)		890,000	667,500
Millicom International Cellular SA, Reg. S, 6.00%, 03/15/25		200,000	170,000
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (b)		100,000	87,000
Sprint Corp., 7.88%, 09/15/23		215,000	161,465
Sprint Nextel Corp.,
8.38%, 08/15/17 (d)		125,000	123,000
7.00%, 08/15/20		220,000	169,950
T-Mobile USA, Inc.,
6.63%, 04/28/21		245,000	254,188
6.50%, 01/15/26		155,000	156,471
VimpelCom Holdings BV,
7.50%, 03/01/22 (b)		150,000	150,000
5.95%, 02/13/23 (b)		160,000	147,480

			3,584,726

Total Corporate Bonds (cost $135,419,610)			124,347,429

Municipal Bonds 0.5%
Georgia 0.5%
Municipal Electric Authority of Georgia, RB
6.64%, 04/01/57		675,000	803,918
7.06%, 04/01/57		440,000	481,167

			1,285,085

Total Municipal Bonds (cost $1,116,328)			1,285,085

Sovereign Bonds 15.4%
ANGOLA 0.1%
Republic of Angola, 9.50%, 11/12/25 (b)		165,000	153,450

ARGENTINA 0.6%
Argentine Republic Government International Bond,
7.82%, 12/31/33 (i)	EUR	412,831	477,133
2.26%, 12/31/38 (i)		300,000	186,160

Sovereign Bonds (continued)

	Principal Amount		Market Value

ARGENTINA (continued)
Provincia de Buenos Aires, Reg. S, 9.38%, 09/14/18		$520,000	$530,400
Argentina Bonar Bonds, 7.00%, 04/17/17		435,000	437,425

			1,631,118

AUSTRALIA 0.5%
Queensland Treasury Corp., 5.50%, 06/21/21	AUD	1,592,000	1,320,564

AUSTRIA 0.1%
Austria Government Bond, 1.65%, 10/21/24 (b)	EUR	350,000	410,358

BELGIUM 0.1%
Belgium Government Bond, 3.75%, 06/22/45		188,762	282,864

BRAZIL 0.8%
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 01/01/17	BRL	2,005,000	482,426
10.00%, 01/01/25 (d)		6,262,000	1,132,064
Brazilian Government International Bond,
4.25%, 01/07/25		$175,000	140,875
5.63%, 01/07/41 (d)		755,000	547,375

			2,302,740

CANADA 0.4%
Province of Quebec Canada,
4.50%, 12/01/20	CAD	480,000	396,773
6.35%, 01/30/26		$205,000	255,927
7.30%, 07/22/26		155,000	200,424
Canadian Government Bond, 3.50%, 12/01/45	CAD	120,000	112,481

			965,605

COLOMBIA 0.6%
Colombian TES, 7.00%, 05/04/22	COP	815,600,000	242,696
Colombia Government International Bond,
4.38%, 07/12/21		$240,000	241,200
4.50%, 01/28/26		245,000	233,975
5.63%, 02/26/44		450,000	410,625
5.00%, 06/15/45		730,000	609,550

			1,738,046

COSTA RICA 0.3%
Costa Rica Government International Bond,
10.00%, 08/01/20 (b)		100,000	118,875
7.00%, 04/04/44 (b)		75,000	62,531

22

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

COSTA RICA (continued)
Costa Rica Government International Bond, (continued)
7.16%, 03/12/45 (b)		$610,000	$510,875

			692,281

CROATIA 0.7%
Croatia Government International Bond,
6.75%, 11/05/19 (b)		485,000	519,556
6.38%, 03/24/21 (b)		660,000	700,920
3.88%, 05/30/22	EUR	494,000	538,197
6.00%, 01/26/24 (b)		$80,000	83,338

			1,842,011

DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond, 5.88%, 04/18/24 (b)		295,000	294,263

ECUADOR 0.1%
Ecuador Government International Bond, 10.50%, 03/24/20 (b)		250,000	201,250

EGYPT 0.1%
Egypt Government International Bond, 5.88%, 06/11/25 (b)		200,000	173,340

GHANA 0.2%
Republic of Ghana,
8.13%, 01/18/26 (b)		250,000	195,050
10.75%, 10/14/30 (b)		325,000	329,713

			524,763

HUNGARY 0.6%
Hungary Government Bond, 3.50%, 06/24/20	HUF	425,000,000	1,522,212
Hungary Government International Bond, 5.75%, 06/11/18	EUR	200,000	242,803

			1,765,015

INDONESIA 1.3%
Indonesia Treasury Bond,
8.38%, 09/15/26	IDR	4,044,000,000	285,767
8.25%, 05/15/36		16,700,000,000	1,131,905
Indonesia Government International Bond,
3.38%, 04/15/23 (b)(d)		$360,000	334,527
3.38%, 07/30/25 (b)	EUR	295,000	302,318
4.75%, 01/08/26 (b)		365,000	360,497
Reg. S, 6.63%, 02/17/37 (b)		470,000	492,459
5.95%, 01/08/46 (b)		200,000	196,915

Sovereign Bonds (continued)

	Principal Amount		Market Value

INDONESIA (continued)
Perusahaan Penerbit SBSN Indonesia III,
4.35%, 09/10/24 (b)		$265,000	$253,319
4.33%, 05/28/25 (b)		30,000	28,614

			3,386,321

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro,
1.50%, 06/01/25	EUR	430,000	467,615
4.75%, 09/01/44 (b)		205,000	314,669

			782,284

IVORY COAST 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (b)		$355,000	323,078

JAMAICA 0.1%
Jamaica Government International Bond,
6.75%, 04/28/28		110,000	109,175
7.88%, 07/28/45		295,000	286,888

			396,063

KAZAKHSTAN 0.5%
Kazakhstan Government International Bond,
5.13%, 07/21/25 (b)		480,000	473,050
6.50%, 07/21/45 (b)		885,000	869,990

			1,343,040

LITHUANIA 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (b)		400,000	461,000

MEXICO 1.6%
Mexican Bonos,
8.00%, 06/11/20	MXN	12,790,000	816,679
10.00%, 12/05/24		17,931,100	1,309,726
7.75%, 05/29/31		30,860,400	1,963,921
Mexico Government International Bond,
3.60%, 01/30/25 (d)		$200,000	194,900
4.75%, 03/08/44		125,000	113,875

			4,399,101

NAMIBIA 0.1%
Namibia International Bonds, 5.25%, 10/29/25 (b)		350,000	325,500

NETHERLANDS 0.4%
Netherlands Government Bond,
2.00%, 07/15/24 (b)	EUR	275,000	333,442
2.50%, 01/15/33 (b)		500,000	639,768

			973,210

23

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

NORWAY 0.1%
City of Oslo Norway, 2.40%, 02/13/30	NOK	3,000,000	$321,291

PANAMA 0.1%
Panama Government International Bond,
3.75%, 03/16/25 (d)		$250,000	245,000
4.30%, 04/29/53		75,000	63,844

			308,844

POLAND 0.3%
Poland Government Bond,
3.75%, 04/25/18	PLN	1,361,000	362,624
3.25%, 07/25/19		1,750,000	464,566

			827,190

PORTUGAL 0.2%
Portugal Obrigacoes do Tesouro OT, 4.75%, 06/14/19 (b)	EUR	425,000	525,578

ROMANIA 0.4%
Romania Government Bond,
4.75%, 02/24/25	RON	3,715,000	961,474
Romanian Government International Bond,
4.88%, 11/07/19	EUR	164,000	205,668

			1,167,142

RUSSIA 0.5%
Russian Federal Bond — OFZ, 7.00%, 08/16/23	RUB	45,000,000	532,763
Russian Foreign Bond — Eurobond,
Reg. S, 5.00%, 04/29/20		$600,000	619,200
Reg. S, 5.63%, 04/04/42		200,000	189,200

			1,341,163

SLOVENIA 0.3%
Slovenia Government Bond, 4.63%, 09/09/24	EUR	157,000	213,322
Slovenia Government International Bond,
5.50%, 10/26/22 (b)		$115,000	128,361
5.25%, 02/18/24 (b)		455,000	502,206

			843,889

SOUTH AFRICA 0.2%
South Africa Government Bond,
10.50%, 12/21/26	ZAR	5,668,402	387,057
8.75%, 01/31/44		4,303,560	238,296

			625,353

SPAIN 0.5%
Spain Government Bond,
1.60%, 04/30/25 (b)	EUR	417,000	450,460
5.15%, 10/31/28 (b)		300,000	434,063
5.15%, 10/31/44 (b)		224,000	344,792

			1,229,315

Sovereign Bonds (continued)

	Principal Amount		Market Value

SRI LANKA 0.2%
Sri Lanka Government International Bond,
Reg. S, 6.25%, 07/27/21		$200,000	$190,150
5.88%, 07/25/22 (b)		125,000	114,068
6.85%, 11/03/25 (b)		145,000	136,587

			440,805

SUPRANATIONAL 1.1%
Eastern and Southern African Trade and Development Bank, Reg. S, 6.38%, 12/06/18		320,000	323,425
International Finance Corp.,
7.75%, 12/03/16	INR	21,000,000	318,677
6.45%, 10/30/18		54,000,000	806,200
7.80%, 06/03/19		21,190,000	328,407
Inter-American Development Bank,
7.25%, 07/17/17	IDR	12,410,000,000	862,074
7.20%, 01/22/18		1,000,000,000	68,687
European Bank for Reconstruction & Development, 6.00%, 03/03/16	INR	9,700,000	146,391
African Export-Import Bank, 3.88%, 06/04/18		$200,000	199,800

			3,053,661

TURKEY 0.8%
Turkey Government Bond,
10.50%, 01/15/20	TRY	2,217,000	760,944
8.00%, 03/12/25		1,756,116	516,044
Turkey Government International Bond,
5.75%, 03/22/24 (d)		$390,000	412,043
4.25%, 04/14/26		400,000	375,021

			2,064,052

UNITED KINGDOM 0.6%
United Kingdom Gilt,
5.00%, 03/07/18	GBP	240,000	387,043
1.75%, 09/07/22		188,000	279,348
4.75%, 12/07/30		133,000	257,167
3.50%, 01/22/45		57,000	98,073
Ukreximbank Via Biz Finance PLC,
Reg. S, 9.63%, 04/27/22		$450,000	402,187
Reg. S, 9.75%, 01/22/25		200,000	174,540

			1,598,358

VENEZUELA 0.2%
Venezuela Government International Bond,
Reg. S, 9.00%, 05/07/23		725,000	288,186

24

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

VENEZUELA (continued)
Venezuela Government International Bond, (continued)
Reg. S, 11.75%, 10/21/26 (d)	$520,000	$231,400

		519,586

Total Sovereign Bonds (cost $44,891,043)		41,553,492

U.S. Government Mortgage Backed Agencies 13.6%
Federal Home Loan Mortgage Corp. Gold Pool Pool# C90381 7.50%, 11/01/20	200	214
Pool# C00712 6.50%, 02/01/29	4,999	5,693
Pool# J32653 3.50%, 08/01/30	107,789	113,033
Pool# C41531 8.00%, 08/01/30	1,402	1,488
Pool# J32749 3.50%, 09/01/30	88,630	92,939
Pool# C42327 8.00%, 09/01/30	838	961
Pool# C01104 8.00%, 12/01/30	8,638	10,842
Pool# C48997 8.00%, 03/01/31	24,585	24,847
Pool# C49587 8.00%, 03/01/31	16,567	17,532
Pool# C50477 8.00%, 04/01/31	20,607	23,407
Pool# C53381 8.00%, 06/01/31	1,258	1,266
Pool# C69951 6.50%, 08/01/32	18,406	20,962
Pool# G60085 5.50%, 06/01/41	306,783	342,420
Pool# Q09258 3.00%, 07/01/42	301,769	301,516
Pool# G07787 4.00%, 08/01/44	630,547	670,808
Pool# Q33550 4.00%, 05/01/45	321,660	340,811
Pool# Q33842 4.00%, 06/01/45	420,367	444,454
Pool# Q36101 4.00%, 09/01/45	443,013	470,075
Pool# Q36512 4.00%, 10/01/45	378,429	401,545
Federal National Mortgage Association Pool Pool# 540017 8.00%, 05/01/30	1,312	1,320

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AZ4471 3.50%, 07/01/30	$184,925	$193,917
Pool# AZ6158 3.50%, 09/01/30	59,235	62,227
Pool# MA2406 3.50%, 09/01/30	246,164	258,459
Pool# 564993 7.50%, 03/01/31	7,643	7,849
Pool# 606566 7.50%, 10/01/31	3,416	3,565
Pool# AB4168 3.50%, 01/01/32	541,234	565,887
Pool# 642656 7.00%, 07/01/32	5,285	5,283
Pool# 886574 2.94%, 08/01/36 (a)	68,968	73,066
Pool# 888817 5.50%, 08/01/37	150,535	169,478
Pool# 995049 5.50%, 02/01/38	230,000	257,875
Pool# AL1104 5.50%, 02/01/38	267,838	301,700
Pool# 257231 5.50%, 06/01/38	219,305	244,918
Pool# AE0811 6.00%, 09/01/39	65,997	74,697
Pool# AC9581 5.50%, 01/01/40	73,765	82,271
Pool# AY4204 3.50%, 05/01/45	653,915	675,925
Pool# AS5207 4.00%, 06/01/45	1,103,823	1,171,487
Pool# AS5662 4.00%, 08/01/45	779,148	825,808
Pool# AZ9821 3.50%, 09/01/45	447,239	461,876
Pool# AL7441 3.50%, 10/01/45	294,529	304,169
Federal National Mortgage Association Pool TBA 3.50%, 01/25/31	235,000	246,098
3.00%, 01/25/46	4,490,000	4,490,041
3.50%, 01/25/46	9,840,000	10,152,156
4.00%, 01/25/46	2,470,000	2,613,685
4.50%, 01/25/46	3,734,000	4,032,253
5.00%, 02/25/46	1,610,000	1,769,799
6.00%, 02/25/46	265,000	299,198
Government National Mortgage Association II Pool Pool# G2 82468 2.00%, 01/20/40 (a)	216,472	224,352

25

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G2 82483 1.75%, 02/20/40 (a)	$78,987	$81,192
Pool# G2 82520 3.00%, 04/20/40 (a)	126,157	131,935
Pool# G2 82570 3.50%, 06/20/40 (a)	10,026	10,566
Pool# G2 MA1161 5.50%, 07/20/43	119,722	133,210
Pool# G2 MA1289 5.50%, 09/20/43	257,742	283,116
Pool# G2 710035 5.39%, 12/20/59	197,182	203,501
Pool# G2 725640 5.29%, 05/20/60	211,062	222,488
Pool# G2 710065 4.81%, 02/20/61	607,225	635,762
Pool# G2 710078 4.70%, 06/20/61	285,429	297,664
Pool# G2 773443 5.07%, 04/20/62	222,027	233,852
Pool# G2 766552 4.85%, 05/20/62	135,167	142,367
Pool# G2 765227 4.56%, 11/20/62	752,148	802,437
Pool# G2 AC0934 4.65%, 01/20/63	92,486	99,198
Pool# G2 AC0942 4.66%, 01/20/63	29,345	31,426
Pool# G2 AJ4785 4.68%, 08/20/64	246,849	258,768
Pool# G2 AG8194 4.79%, 09/20/64	143,833	151,030

Total U.S. Government Mortgage Backed Agencies (cost $36,720,232)		36,572,684

U.S. Government Sponsored & Agency Obligations 0.5%
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	284,572
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,106,482

Total U.S. Government Sponsored & Agency Obligations (cost $1,324,579)		1,391,054

U.S. Treasury Bond 0.8%

	Principal Amount	Market Value

U.S. Treasury Bonds, 2.88%, 08/15/45 (d)(j)	$2,295,000	$2,228,929

Total U.S. Treasury Bond (cost $2,230,272)		2,228,929

U.S. Treasury Notes 4.9%
U.S. Treasury Notes 0.88%, 11/30/17 (d)	1,940,000	1,934,392
1.25%, 11/15/18	2,505,000	2,501,087
1.63%, 11/30/20 (d)	905,000	899,626
2.25%, 11/15/25 (d)	7,815,000	7,797,596

Total U.S. Treasury Notes (cost $13,147,500)		13,132,701

Yankee Dollars 0.5%
Banks 0.1%
HSBC Bank plc, 7.65%, 05/01/25	90,000	114,176

Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	250,000	312,568

Oil, Gas & Consumable Fuels 0.1%
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	270,525

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	475,000	547,438

Total Yankee Dollars (cost $1,203,941)		1,244,707

Common Stocks 0.1%

	Shares

Diversified Consumer Services 0.0%†
Cengage Learning Holdings II LP*	2,376	54,649

Diversified Financial Services 0.0%†
iPayment, Inc.*	8,920	55,750

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.* (d)	20,137	101,692

Total Common Stocks (cost $436,359)		212,091

26

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Preferred Stock 0.3%

	Shares	Market Value

Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.90%, 02/15/54 (k)	31,400	$867,268

Total Preferred Stock (cost $789,998)		867,268

Repurchase Agreements 3.6%

	Principal Amount

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $2,000,327, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $2,040,001. (l)(m)(n)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $5,580,383, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $5,691,788. (l)(m)	5,580,184	5,580,184
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $1,140,212, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $1,162,972. (l)(m)	1,140,169	1,140,169
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $1,020,000. (l)(m)	1,000,000	1,000,000

Total Repurchase Agreements (cost $9,720,353)		9,720,353

Total Investments (cost $287,717,354) (o) — 101.5%		273,104,383
Liabilities in excess of other assets — (1.5)%		(3,988,602)

NET ASSETS — 100.0%		$269,115,781

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $76,050,199 which represents 28.26% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2015.

(d)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $26,368,568, which was collateralized by repurchase agreements with a total value of $9,720,353 and $17,607,185 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.00% — 30.90%, and maturity dates ranging from 01/07/16 — 11/20/65; a total value of $27,327,538.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date reflects the next call date.

(f)	Fair valued security.

(g)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.

(h)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(i)	Security in default.

(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(k)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of December 31, 2015.

(l)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $9,720,353.

27

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

(m)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(n)	Illiquid security.

(o)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AS	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

FDIC	Federal Deposit Insurance Corporation

GmbH	Limited Liability Company

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

NA	National Association

NV	Public Traded Company

OAO	Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

Currency:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Great British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PLN	Poland New Zloty

RON	Romanian Leu

RUB	Russia Ruble

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South Africa Rand

28

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
22	U.S. Treasury 10 Year Note	03/21/16	$2,769,937	$(4,000)
8	U.S. Treasury Ultra Bond	03/21/16	1,269,500	10,044

			$4,039,437	$6,044

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(40)	U.S. Treasury 5 Year Note	03/31/16	$4,732,813	$8,352

At December 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Bank of America NA	01/29/16	(519,662)	$(377,716)	$(378,218)	$(502)
Australian Dollar	Bank of America NA	01/29/16	(1,371,990)	(997,231)	(998,558)	(1,327)
Brazilian Real	Bank of America NA	01/05/16	(328,302)	(84,651)	(82,983)	1,668
Brazilian Real	Bank of America NA	01/05/16	(935,861)	(241,307)	(236,553)	4,754
Brazilian Real	Standard Chartered Bank	01/05/16	(1,890,644)	(482,615)	(477,888)	4,727
Brazilian Real	Standard Chartered Bank	01/05/16	(663,244)	(169,303)	(167,645)	1,658
Brazilian Real	HSBC Bank PLC	01/05/16	(1,454,764)	(368,668)	(367,713)	955
Brazilian Real	Standard Chartered Bank	01/05/16	(965,239)	(245,858)	(243,978)	1,880
Brazilian Real	HSBC Bank PLC	01/05/16	(523,938)	(132,777)	(132,433)	344
Brazilian Real	Standard Chartered Bank	01/05/16	(345,276)	(87,946)	(87,274)	672
Brazilian Real	Standard Chartered Bank	02/02/16	(856,086)	(220,000)	(214,192)	5,808
Brazilian Real	Standard Chartered Bank	02/02/16	(2,373,693)	(610,000)	(593,897)	16,103
British Pound	Royal Bank of Scotland	01/29/16	(366,331)	(542,045)	(540,082)	1,963
British Pound	Royal Bank of Scotland	01/29/16	(266,498)	(394,326)	(392,898)	1,428
Canadian Dollar	Standard Chartered Bank	01/29/16	(76,228)	(54,849)	(55,092)	(243)
Euro	Bank of America NA	01/29/16	(1,161,950)	(1,268,501)	(1,263,517)	4,984
Euro	Bank of America NA	01/29/16	(549,385)	(599,764)	(597,407)	2,357
Mexican Peso	Bank of America NA	01/29/16	(4,383,062)	(254,918)	(253,865)	1,053
Mexican Peso	Bank of America NA	01/29/16	(9,484,495)	(551,617)	(549,338)	2,279
New Zealand Dollar	Bank of America NA	01/29/16	(1,396,242)	(957,166)	(953,359)	3,807
Norwegian Krone	Royal Bank of Scotland	01/29/16	(2,925,160)	(336,102)	(330,383)	5,719
Peruvian Nuevo Sol	Standard Chartered Bank	01/25/16	(430,755)	(130,000)	(125,716)	4,284
Peruvian Nuevo Sol	Standard Chartered Bank	01/25/16	(480,457)	(145,000)	(140,221)	4,779
Polish Zlotych	JPMorgan Chase Bank	01/29/16	(564,282)	(145,369)	(143,771)	1,598
South African Rand	HSBC Bank PLC	01/29/16	(3,985,277)	(258,971)	(256,547)	2,424
South African Rand	HSBC Bank PLC	01/29/16	(695,972)	(45,226)	(44,803)	423

Total Short Contracts				$(9,701,926)	$(9,628,331)	$73,595

29

Statement of Investments (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Bank of America NA	01/05/16	479,144	$122,889	$121,111	$(1,778)
Brazilian Real	Bank of America NA	01/05/16	172,566	44,259	43,619	(640)
Brazilian Real	Standard Chartered Bank	01/05/16	847,220	220,000	214,147	(5,853)
Brazilian Real	Standard Chartered Bank	01/05/16	2,349,110	610,000	593,772	(16,228)
Columbian Peso	JPMorgan Chase Bank	01/21/16	1,501,200,000	449,999	472,107	22,108
Columbian Peso	JPMorgan Chase Bank	01/21/16	533,760,000	160,000	167,861	7,861
Hungarian Forint	JPMorgan Chase Bank	01/29/16	70,741,055	246,058	243,643	(2,415)
Hungarian Forint	JPMorgan Chase Bank	01/29/16	25,579,351	88,972	88,099	(873)
Japanese Yen	HSBC Bank PLC	01/29/16	513,967,264	4,272,003	4,278,361	6,358
Mexican Peso	Bank of America NA	01/29/16	12,078,314	702,473	699,571	(2,902)
Polish Zlotych	JPMorgan Chase Bank	01/29/16	4,021,936	1,036,119	1,024,726	(11,393)
Swedish Krona	Royal Bank of Scotland	01/29/16	485,533	58,002	57,560	(442)

Total Long Contracts				$8,010,774	$8,004,577	$(6,197)

The accompanying notes are an integral part of these financial statements.

30

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi Sector Bond Fund
Assets:
Investments, at value* (cost $277,997,001)	$263,384,030
Repurchase agreements, at value (cost $9,720,353)	9,720,353

Total Investments, at value (total cost $287,717,354)	273,104,383

Cash	27,446,952
Foreign currencies, at value (cost $72,152)	72,137
Interest receivable	2,976,295
Security lending income receivable	6,815
Receivable for investments sold	5,784,866
Receivable for capital shares issued	6,085
Reclaims receivable	2,900
Receivable for variation margin on futures contracts	8,884
Unrealized appreciation on forward foreign currency contracts (Note 2)	111,994
Prepaid expenses	524

Total Assets	309,521,835

Liabilities:
Payable for investments purchased	30,359,521
Payable for capital shares redeemed	43,357
Unrealized depreciation on forward foreign currency contracts (Note 2)	44,596
Payable upon return of securities loaned (Note 2)	9,720,353
Accrued expenses and other payables:
Investment advisory fees	146,678
Fund administration fees	11,498
Administrative servicing fees	34,597
Accounting and transfer agent fees	6,428
Custodian fees	1,694
Compliance program costs (Note 3)	297
Professional fees	27,541
Printing fees	9,438
Other	56

Total Liabilities	40,406,054

Net Assets	$269,115,781

Represented by:
Capital	$290,967,725
Accumulated undistributed net investment income	7,651,602
Accumulated net realized losses from investments, futures, forward and foreign currency transactions	(14,950,984)
Net unrealized appreciation/(depreciation) from investments	(14,612,971)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	14,396
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	67,398
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(21,385)

Net Assets	$269,115,781

*	Includes value of securities on loan of $26,368,568 (Note 2).

31

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi Sector Bond Fund
Net Assets:
Class I Shares	$268,928,575
Class Y Shares	187,206

Total	$269,115,781

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	30,993,094
Class Y Shares	21,555

Total	31,014,649

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.68
Class Y Shares	$8.69

The accompanying notes are an integral part of these financial statements.

32

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$13,267,078
Income from securities lending (Note 2)	105,482
Dividend income	55,451
Foreign tax withholding	(9,415)

Total Income	13,418,596

EXPENSES:
Investment advisory fees	1,843,501
Fund administration fees	140,755
Administrative servicing fees Class I Shares	434,052
Professional fees	54,180
Printing fees	33,505
Trustee fees	8,051
Custodian fees	11,198
Accounting and transfer agent fees	34,553
Compliance program costs (Note 3)	1,227
Other	10,467

Total Expenses	2,571,489

NET INVESTMENT INCOME	10,847,107

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(11,663,673)
Net realized gains from futures transactions (Note 2)	73,799
Net realized gains from forward and foreign currency transactions (Note 2)	1,030,953

Net realized losses from investments, futures, forward and foreign currency transactions	(10,558,921)

Net change in unrealized appreciation/(depreciation) from investments	(8,557,159)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(876)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	2,028
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	6,139

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(8,549,868)

Net realized/unrealized losses from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(19,108,789)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,261,682)

The accompanying notes are an integral part of these financial statements.

33

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$10,847,107	$9,726,330
Net realized gains/(losses) from investments, futures, forward and foreign currency transactions	(10,558,921)	4,486,924
Net change in unrealized appreciation/(depreciation) from investments futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(8,549,868)	(4,568,911)

Change in net assets resulting from operations	(8,261,682)	9,644,343

Distributions to Shareholders From:
Net investment income:
Class I	(5,707,304)	(8,997,162)
Class Y	(2,780)	(4,334	)(a)

Change in net assets from shareholder distributions	(5,710,084)	(9,001,496)

Change in net assets from capital transactions	(3,619,700)	26,525,566

Change in net assets	(17,591,466)	27,168,413

Net Assets:
Beginning of year	286,707,247	259,538,834

End of year	$269,115,781	$286,707,247

Accumulated undistributed net investment income at end of year	$7,651,602	$5,481,578

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$29,461,062	$46,107,633
Dividends reinvested	5,707,304	8,997,162
Cost of shares redeemed	(38,834,470)	(28,733,394)

Total Class I Shares	(3,666,104)	26,371,401

Class Y Shares
Proceeds from shares issued	64,855	584,035	(a)
Dividends reinvested	2,780	4,334	(a)
Cost of shares redeemed	(21,231)	(434,204	)(a)

Total Class Y Shares	46,404	154,165	(a)

Change in net assets from capital transactions	$(3,619,700)	$26,525,566

SHARE TRANSACTIONS:
Class I Shares
Issued	3,232,324	4,933,412
Reinvested	645,623	975,255
Redeemed	(4,322,934)	(3,092,136)

Total Class I Shares	(444,987)	2,816,531

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

34

Statements of Changes in Net Assets (Continued)

	NVIT Multi Sector Bond Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS: (continued)
Class Y Shares
Issued	7,285	61,152	(a)
Reinvested	314	471	(a)
Redeemed	(2,329)	(45,338	)(a)

Total Class Y Shares	5,270	16,285	(a)

Total change in shares	(439,717)	2,832,816

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

35

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$9.12	0.34	(0.60)	(0.26)	(0.18)	(0.18)	$8.68	(2.89%)	$268,928,575	0.89%	3.75%	0.89%	390.73%
Year Ended December 31, 2014 (e)	$9.07	0.32	0.02	0.34	(0.29)	(0.29)	$9.12	3.77%(f)	$286,558,897	0.91%	3.46%	0.91%	395.27%
Year Ended December 31, 2013 (e)	$9.49	0.34	(0.44)	(0.10)	(0.32)	(0.32)	$9.07	(1.02%)(f)	$259,538,834	0.93%	3.61%	0.94%	389.22%
Year Ended December 31, 2012 (e)	$8.67	0.35	0.71	1.06	(0.24)	(0.24)	$9.49	12.25%	$258,964,456	0.95%	3.81%	0.95%	375.23%
Year Ended December 31, 2011 (e)	$8.58	0.37	0.10	0.47	(0.38)	(0.38)	$8.67	5.55%	$223,683,617	1.00%	4.25%	1.03%	368.27%

Class Y Shares
Year Ended December 31, 2015 (e)	$9.11	0.36	(0.60)	(0.24)	(0.18)	(0.18)	$8.69	(2.67%)	$187,206	0.74%	3.93%	0.74%	390.73%
Period Ended December 31, 2014 (e)(g)	$9.41	0.23	(0.22)	0.01	(0.31)	(0.31)	$9.11	0.06%	$148,350	0.76%	3.58%	0.76%	395.27%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

36

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Fixed Income Fund.

The Fund currently offers Class I and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

37

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

38

Notes to Financial Statements (Continued)

December 31, 2015

trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$14,011,260	$—	$14,011,260
Bank Loans	—	4,425,765	—	4,425,765
Collateralized Mortgage Obligations	—	8,859,787	—	8,859,787
Commercial Mortgage Backed Securities	—	13,167,353	—	13,167,353
Common Stocks
Diversified Consumer Services	—	54,649	—	54,649
Diversified Financial Services	—	55,750	—	55,750
Wireless Telecommunication Services	101,692	—	—	101,692
Total Common Stocks	$101,692	$110,399	$—	$212,091
Convertible Bond	—	84,425	—	84,425
Corporate Bonds
Aerospace & Defense	—	552,702	—	552,702
Airlines	—	239,617	—	239,617
Auto Components	—	305,375	—	305,375
Automobiles	—	1,603,897	—	1,603,897
Banks	—	12,524,806	—	12,524,806
Beverages	—	1,267,271	—	1,267,271
Biotechnology	—	2,818,379	—	2,818,379
Building Products	—	265,200	—	265,200
Capital Markets	—	6,041,289	—	6,041,289
Chemicals	—	4,955,478	—	4,955,478
Commercial Services & Supplies	—	1,755,250	—	1,755,250
Communications Equipment	—	2,058,815	—	2,058,815
Construction & Engineering	—	497,274	—	497,274
Construction Materials	—	352,588	—	352,588
Consumer Finance	—	812,843	—	812,843
Containers & Packaging	—	813,195	—	813,195
Distributors	—	552,840	—	552,840
Diversified Financial Services	—	3,504,103	—	3,504,103
Diversified Telecommunication Services	—	10,800,897	—	10,800,897
Electric Utilities	—	2,441,518	—	2,441,518
Energy Equipment & Services	—	1,219,060	—	1,219,060
Food & Staples Retailing	—	3,085,238	—	3,085,238
Food Products	—	3,737,161	—	3,737,161
Gas Utilities	—	3,764,695	—	3,764,695
Health Care Providers & Services	—	3,937,123	—	3,937,123
Hotels, Restaurants & Leisure	—	4,050,202	—	4,050,202
Household Durables	—	1,480,696	—	1,480,696
Household Products	—	297,250	—	297,250

39

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets (continued)
Corporate Bonds (continued)
Industrial Conglomerates	$—	$641,398	$—	$641,398
Information Technology Services	—	3,781,419	—	3,781,419
Insurance	—	4,809,929	—	4,809,929
Internet & Catalog Retail	—	1,143,570	—	1,143,570
Marine	—	1,228,915	—	1,228,915
Media	—	9,286,170	—	9,286,170
Metals & Mining	—	3,226,757	—	3,226,757
Multiline Retail	—	1,513,924	—	1,513,924
Multi-Utilities & Unregulated Power	—	480,888	—	480,888
Oil, Gas & Consumable Fuels	—	8,495,328	—	8,495,328
Paper & Forest Products	—	943,883	—	943,883
Pharmaceuticals	—	3,332,871	—	3,332,871
Real Estate Investment Trusts (REITs)	—	870,325	—	870,325
Road & Rail	—	592,240	—	592,240
Semiconductors & Semiconductor Equipment	—	1,472,284	—	1,472,284
Software	—	821,625	—	821,625
Specialty Retail	—	336,875	—	336,875
Technology Hardware, Storage & Peripherals	—	735,579	—	735,579
Tobacco	—	1,092,565	—	1,092,565
Transportation Infrastructure	—	221,396	—	221,396
Wireless Telecommunication Services	—	3,584,726	—	3,584,726
Total Corporate Bonds	$—	$124,347,429	$—	$124,347,429
Forward Foreign Currency Contracts	—	111,994	—	111,994
Futures Contracts	18,396	—	—	18,396
Municipal Bonds	—	1,285,085	—	1,285,085
Preferred Stock	—	867,268	—	867,268
Repurchase Agreements	—	9,720,353	—	9,720,353
Sovereign Bonds	—	41,553,492	—	41,553,492
U.S. Government Mortgage Backed Agencies	—	36,572,684	—	36,572,684
U.S. Government Sponsored & Agency Obligations	—	1,391,054	—	1,391,054
U.S. Treasury Bond	—	2,228,929	—	2,228,929
U.S. Treasury Notes	—	13,132,701	—	13,132,701
Yankee Dollars	—	1,244,707	—	1,244,707
Total Assets	$120,088	$273,114,685	$—	$273,234,773

Liabilities:
Forward Foreign Currency Contracts	$—	$(44,596)	$—	$(44,596)
Futures Contracts	(4,000)	—	—	(4,000)
Total Liabilities	$(4,000)	$(44,596)	$—	$(48,596)
Total	$116,088	$273,070,089	$—	$273,186,177

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2015, the Fund held three corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

40

Notes to Financial Statements (Continued)

December 31, 2015

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Total
Balance as of 12/31/14	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	4,327	4,327
Change in Net Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	(4,327)	(4,327)
Transfer Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 12/31/15**	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency

41

Notes to Financial Statements (Continued)

December 31, 2015

exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

42

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$111,994
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	18,396
Total		$130,390

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(44,596)
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	(4,000)
Total		$(48,596)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$1,417,674
Futures Contracts
Interest rate risk	73,799
Total	$1,491,473

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$2,028
Futures Contracts
Interest rate risk	(876)
Total	$1,152

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The number of forward foreign currency contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the

43

Notes to Financial Statements (Continued)

December 31, 2015

Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$111,994	$—	$111,994
Total	$111,994	$—	$111,994

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amounts of Derivative Assets
Bank of America NA	$20,902	$(7,149)	$—	$13,753
HSBC Bank PLC	10,504	—	—	10,504
JPMorgan Chase Bank	31,567	(14,681)	—	16,886
Royal Bank of Scotland	9,110	(442)	—	8,668
Standard Chartered Bank	39,911	(22,324)	—	17,587
Total	$111,994	$(44,596)	$—	$67,398

Amounts designated as “—” are zero.

44

Notes to Financial Statements (Continued)

December 31, 2015

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(44,596)	$—	$(44,596)
Total	$(44,596)	$—	$(44,596)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of America NA	$(7,149)	$7,149	$—	$—
JPMorgan Chase Bank	(14,681)	14,681	—	—
Royal Bank of Scotland	(442)	442	—	—
Standard Chartered Bank	(22,324)	22,324	—	—
Total	$(44,596)	$44,596	$—	$—

Amounts designated as “—” are zero.

(e)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $9,720,353, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of

45

Notes to Financial Statements (Continued)

December 31, 2015

the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (d) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $204,000,000.

46

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
Deutsche Bank Securities, Inc.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Goldman Sachs & Co.	5,580,184	—	5,580,184	(5,580,184)	—
Nomura Securities International, Inc.	1,140,169	—	1,140,169	(1,140,169)	—
Nomura Securities International, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Total	$9,720,353	$—	$9,720,353	$(9,720,353)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date, and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, paydown losses, amortization adjustment on Interest-Only securities, and reclassification of consent fees. These reclassifications have no effect upon the NAV of

47

Notes to Financial Statements (Continued)

December 31, 2015

the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments, futures, forward and foreign currency transactions
$1	$(2,966,999)	$2,966,998

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

48

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.645%
$200 million up to $500 million	0.62%
$500 million and more	0.595%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.64%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Total
$12,745	$—	$—	$12,745

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2015, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

49

Notes to Financial Statements (Continued)

December 31, 2015

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $140,755 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,227.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $434,052.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class I shares.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $1,117,882,722 and sales of $1,118,568,702 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the year ended December 31, 2015, the Fund had purchases of $216,984,279 and sales of $219,540,813 of U.S. Government securities (excluding short-term securities).

50

Notes to Financial Statements (Continued)

December 31, 2015

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

51

Notes to Financial Statements (Continued)

December 31, 2015

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,710,084	$—	$5,710,084	$—	$5,710,084

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,001,496	$—	$9,001,496	$—	$9,001,496

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$7,754,505	$—	$7,754,505	$(14,501,661)	$(15,104,788)	$(21,851,944)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$288,222,271	$2,642,890	$(17,760,778)	$(15,117,888)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$6,991,853	Unlimited
$7,509,808	2017

52

Notes to Financial Statements (Continued)

December 31, 2015

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi Sector Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi Sector Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

54

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 0.41%.

55

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

56

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

57

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

58

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

59

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

60

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

61

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

62

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

63

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

64

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

65

Annual Report

December 31, 2015

NVIT Bond Index Fund

AR-BDX 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

Fund Commentary	NVIT Bond Index Fund

For the annual period ended December 31, 2015, the NVIT Bond Index Fund (Class Y) returned 0.35% versus 0.55% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 32 funds as of December 31, 2015) was -0.36% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

In the first quarter, the highest returns came from spread sectors including commercial mortgage-backed securities, asset-backed securities and credit, while mortgages and agencies continued to underperform. Economic data in the United States was mixed early in the year, but U.S. labor markets continued to show strength. Elsewhere, the European Central Bank’s quantitative easing program (announced in January and commenced in early March) was one of the main themes in the global fixed income markets earlier in 2015, pushing euro area debt yields to negative levels. This effectively anchored rates lower across the board in Europe, and central banks in emerging markets also announced rate cuts.

In the second quarter, negative headlines surrounding the debt/liquidity crisis in Greece, combined with weakness in some economic data, prompted pessimistic evaluations of the U.S. economy by analysts. Such pessimism appeared to be unwarranted, however, as a number of economic indicators showed improvement, including payroll growth, arguably stronger than at any time over the past 20 years. Labor market strength was seemingly confirmed by other indicators including falling unemployment and favorable manufacturing reports. In June, due to weaker-than-expected first-quarter Gross Domestic Product (GDP) and geopolitical uncertainty, the Fed left short-term rates unchanged, while maintaining flexibility to hike rates later in 2015.

The third quarter of 2015 saw a continuation of two main themes in the markets for the year: concern about future demand and growth prospects in China (and in emerging market countries, more broadly), and uncertainty over the timing of monetary policy tightening by the Federal Reserve (Fed). There was a broad-based negative reaction to the Fed’s inaction across asset classes and geographies, and both domestic and global stock markets reeled in response to fears of a global economic slowdown. Further complicating the market’s view of Fed policy, the third quarter ended on a weak note for the labor markets, with September nonfarm payrolls printing at only 142,000 jobs gained. The third quarter also ended with a reversal of some of the improvements seen in the manufacturing sector at mid-year, with the September ISM Manufacturing Index ending the quarter at just 50.2. In terms of the U.S. consumer, the quarter began on a weak note with both retail sales and consumer confidence figures disappointing, but these metrics recovered decently by quarter-end.

The fourth quarter of 2015 witnessed steady improvement in U.S. and Europe economic data, which contrasted with tepid growth in China and many other emerging market economies. Solid domestic activity was somewhat offset by weakness abroad, as soft global growth, the lagged effects of lower energy prices and a stronger U.S. dollar continued to weigh on trade and manufacturing data. Meanwhile, global risk sentiment remained muted amidst Brazil- and China-related woes, even as global central banks continue to be generally extremely accommodative. Overall, the fourth quarter turned out to be very solid for labor markets, reinforcing the rationale for the Fed’s December move toward normalizing interest rates. The third estimate of third-quarter GDP came in at a 2.0% quarter-over-quarter seasonally-adjusted annual rate, slightly stronger than the consensus estimate of 1.9%. Inflation generally edged up slightly in the final quarter of 2015 as the headline Consumer Price Index (CPI) and Core CPI rose modestly following a rise in energy prices in October. Consumer sentiment ended the year on solid footing with a December reading of 92.6 in tandem with the trend observed in recent months, while the housing market maintained its positive trajectory. Oil prices continued to slump after OPEC’s fourth-quarter decision not to cap crude production. Weaker commodity prices were a weight around the neck

Fund Commentary (con’t.)	NVIT Bond Index Fund

of equity markets, as disappointing earnings growth in 2015 led S&P 500® Index stocks to end the year with a modest 1.38% total return after three straight years of double-digit gains. Along similar themes of energy-related distress, the Barclays U.S. Corporate High Yield Index closed nearly 4.5% lower on the year, exacerbating concerns about a deteriorating credit cycle.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Scott Radell and Karen Uyehara

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Fund Overview	NVIT Bond Index Fund

Asset Allocation†

U.S. Treasury Notes	30.0%
U.S. Government Mortgage Backed Agencies	28.2%
Corporate Bonds	23.9%
U.S. Treasury Bonds	6.2%
Sovereign Bonds	3.6%
U.S. Government Sponsored & Agency Obligations	2.5%
Commercial Mortgage Backed Securities	1.7%
Mutual Fund	1.5%
Repurchase Agreements	1.2%
Municipal Bonds	0.9%
Yankee Dollars	0.4%
Asset-Backed Securities	0.4%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Industries††

Banks	4.3%
Oil, Gas & Consumable Fuels	1.8%
Electric Utilities	1.8%
Diversified Telecommunication Services	1.1%
Capital Markets	1.1%
Media	1.1%
Pharmaceuticals	1.0%
Health Care Providers & Services	1.0%
Gas Utilities	0.9%
Insurance	0.7%
Other Industries*	85.2%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund — Institutional Class	1.4%
U.S. Treasury Notes, 2.88%, 03/31/18	1.4%
U.S. Treasury Notes, 1.75%, 03/31/22	1.1%
U.S. Treasury Notes, 1.38%, 03/31/20	1.1%
Government National Mortgage Association II Pool TBA, 3.50%, 01/15/46	1.0%
U.S. Treasury Notes, 4.50%, 05/15/17	1.0%
U.S. Treasury Notes, 3.50%, 05/15/20	0.9%
U.S. Treasury Notes, 0.50%, 03/31/17	0.9%
U.S. Treasury Notes, 1.00%, 12/15/17	0.8%
Government National Mortgage Association II Pool TBA, 3.00%, 01/15/46	0.8%
Other Holdings*	89.6%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Fund Performance	NVIT Bond Index Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception
Class I	0.14%	N/A	1.91%	[2]
Class Y	0.35%	3.02%	4.24%	[3]
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.48%
CPI	0.73%	1.53%	1.57%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

[3]	Since inception date of April 19, 2007.

Expense Ratios

Expense Ratio^
Class I	0.39%
Class Y	0.24%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

Fund Performance (con’t.)	NVIT Bond Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund since inception through 12/31/15 versus performance of the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015)

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Bond Index Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	1,004.20	1.92	0.38
	Hypothetical	(a)(b)	1,000.00	1,023.29	1.94	0.38
Class Y Shares	Actual	(a)	1,000.00	1,004.40	1.16	0.23
	Hypothetical	(a)(b)	1,000.00	1,024.05	1.17	0.23

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

December 31, 2015

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value

Automobiles 0.2%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$2,500,000	$2,480,765
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A4, 1.18%, 06/17/19	1,500,000	1,495,166

		3,975,931

Credit Card 0.2%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	3,500,000	3,740,675
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,235,937

		4,976,612

Total Asset-Backed Securities (cost $9,062,705)		8,952,543

Commercial Mortgage Backed Securities 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.56%, 06/10/49 (a)	2,554,091	2,625,081
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.14%, 12/10/49 (a)	855,509	899,530
COMM Mortgage Trust Series 2013-CR8, Class A5, 3.61%, 06/10/46 (a)	1,000,000	1,029,892
Series 2015-DC1, Class A5, 3.35%, 02/10/48	1,000,000	990,947
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,000,000	1,029,576
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,555,636
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.77%, 05/15/46 (a)	1,776,534	1,844,920
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	400,000	435,192

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (continued)
Series K004, Class A1, 3.41%, 05/25/19	$521,372	$538,506
Series K006, Class A1, 3.40%, 07/25/19	394,655	406,879
Series K006, Class A2, 4.25%, 01/25/20	200,000	215,385
Series K008, Class A1, 2.75%, 12/25/19	71,163	72,571
Series K013, Class A2, 3.97%, 01/25/21	500,000	538,963
Series K014, Class A1, 2.79%, 10/25/20	145,753	148,658
Series K020, Class A2, 2.37%, 05/25/22	1,500,000	1,488,004
Series K024, Class A2, 2.57%, 09/25/22	100,000	99,781
Series K026, Class A2, 2.51%, 11/25/22	900,000	893,101
Series K031, Class A2, 3.30%, 04/25/23 (a)	400,000	414,678
Series K033, Class A2, 3.06%, 07/25/23 (a)	950,000	968,853
Series K034, Class A2, 3.53%, 07/25/23 (a)	1,900,000	1,996,006
Series K037, Class A2, 3.49%, 01/25/24	800,000	835,280
Series K038, Class A1, 2.60%, 10/25/23	322,187	327,223
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,006,827
Federal National Mortgage Association-ACES Series 2013-M6, Class 1AC, 4.15%, 02/25/43 (a)	250,000	259,553
Series 2014-M6, Class A2, 2.68%, 05/25/21 (a)	250,000	253,404
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,407,933	1,452,605
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	1,500,000	1,492,186
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,558,289
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	1,000,000	1,023,805

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	$420,000	$429,916
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,011,649
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.88%, 08/12/49 (a)	800,000	833,774
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, 05/15/48	1,000,000	1,019,738
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.69%, 04/15/49 (a)	1,500,000	1,538,438
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,055,591
Series 2007-C33, Class A4, 5.95%, 02/15/51 (a)	1,830,367	1,892,046
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 05/15/48	1,500,000	1,506,734
WF-RBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 06/15/46	1,750,000	1,766,514
Series 2013-C15, Class A4, 4.15%, 08/15/46 (a)	1,175,000	1,247,399

Total Commercial Mortgage Backed Securities (cost $40,051,142)		40,703,130

Corporate Bonds 23.9%

Aerospace & Defense 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	274,285
Boeing Co. (The), 4.88%, 02/15/20	500,000	556,858
3.30%, 03/01/35	130,000	118,628
Embraer SA, 5.15%, 06/15/22 (b)	350,000	339,500
General Dynamics Corp., 1.00%, 11/15/17	500,000	498,479
3.88%, 07/15/21 (b)	100,000	106,157
Harris Corp., 2.70%, 04/27/20	1,000,000	981,067
4.85%, 04/27/35	90,000	88,556

Corporate Bonds (continued)

	Principal Amount	Market Value

Aerospace & Defense (continued)
L-3 Communications Corp., 5.20%, 10/15/19	$500,000	$529,433
3.95%, 05/28/24	257,000	244,126
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	479,642
3.55%, 01/15/26	750,000	752,639
3.60%, 03/01/35	110,000	98,369
4.07%, 12/15/42	393,000	363,690
4.70%, 05/15/46 (b)	250,000	256,093
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	516,184
4.75%, 06/01/43	250,000	257,309
Raytheon Co., 6.40%, 12/15/18	206,000	231,312
3.13%, 10/15/20	250,000	259,145
3.15%, 12/15/24	145,000	145,287
4.70%, 12/15/41	150,000	162,828
United Technologies Corp., 1.80%, 06/01/17	600,000	603,387
4.50%, 04/15/20	250,000	273,580
6.13%, 07/15/38	400,000	487,368
4.50%, 06/01/42	500,000	503,519
4.15%, 05/15/45 (b)	550,000	525,510

		9,652,951

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	433,915	457,780
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	306,934	314,914
Southwest Airlines Co., 5.13%, 03/01/17	147,000	152,777
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 01/15/17	197,185	208,030
Series 2013-1, Class A, 4.30%, 08/15/25	475,993	492,653

		1,626,154

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25 (b)	135,000	127,447
Delphi Corp., 4.15%, 03/15/24	475,000	478,632
Johnson Controls, Inc., 4.25%, 03/01/21	150,000	154,188
3.75%, 12/01/21	600,000	604,466
4.63%, 07/02/44	350,000	296,622

		1,661,355

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Automobiles 0.5%
American Honda Finance Corp., 1.20%, 07/14/17	$500,000	$497,794
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	362,624
Ford Motor Co., 7.45%, 07/16/31	500,000	617,006
4.75%, 01/15/43 (b)	350,000	329,921
Ford Motor Credit Co. LLC, 4.25%, 02/03/17	1,000,000	1,021,709
3.00%, 06/12/17	350,000	353,403
2.24%, 06/15/18	500,000	495,454
2.38%, 03/12/19	750,000	739,354
3.20%, 01/15/21	500,000	496,618
3.66%, 09/08/24 (b)	500,000	486,205
General Motors Co., 5.20%, 04/01/45	500,000	468,864
General Motors Financial Co., Inc., 3.15%, 01/15/20	1,080,000	1,070,335
3.70%, 11/24/20	500,000	501,353
4.38%, 09/25/21	500,000	507,026
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	502,828
2.10%, 01/17/19	650,000	651,366
2.13%, 07/18/19	500,000	500,896
2.15%, 03/12/20 (b)	500,000	499,871
3.30%, 01/12/22	500,000	516,308

		10,618,935

Banks 4.2%
Abbey National Treasury Services PLC, 2.38%, 03/16/20	500,000	499,179
4.00%, 03/13/24 (b)	500,000	521,441
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	500,000	497,164
Bank of America Corp., 3.88%, 03/22/17	500,000	510,932
1.70%, 08/25/17	500,000	498,571
2.00%, 01/11/18	600,000	599,235
Series L, 5.65%, 05/01/18	3,200,000	3,440,986
Series L, 2.60%, 01/15/19	500,000	501,630
Series L, 2.65%, 04/01/19	500,000	501,220
Series L, 2.25%, 04/21/20	1,000,000	975,865
5.63%, 07/01/20	1,000,000	1,110,769
5.00%, 05/13/21	700,000	764,785
5.70%, 01/24/22	750,000	845,770
3.30%, 01/11/23	500,000	492,162
4.10%, 07/24/23	750,000	775,472
4.00%, 04/01/24	350,000	357,950
Series L, 3.95%, 04/21/25 (b)	310,000	301,868
3.88%, 08/01/25	250,000	253,782
4.25%, 10/22/26	435,000	430,578
5.88%, 02/07/42	250,000	291,769

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Bank of America Corp., (continued)
5.00%, 01/21/44	$350,000	$365,292
Series L, 4.75%, 04/21/45	1,000,000	961,164
Bank of America NA, 5.30%, 03/15/17	200,000	208,055
Bank of Montreal, 1.45%, 04/09/18	750,000	746,157
Bank of New York Mellon Corp. (The), 1.30%, 01/25/18	500,000	495,516
2.60%, 08/17/20	395,000	396,561
3.25%, 09/11/24	750,000	754,927
Series G, 3.00%, 02/24/25	205,000	201,596
Bank of Nova Scotia, 1.45%, 04/25/18	500,000	496,094
2.80%, 07/21/21	500,000	502,749
Bank of Nova Scotia (The), 1.70%, 06/11/18	500,000	498,103
Bank One Corp., 8.00%, 04/29/27	290,000	374,710
Barclays Bank PLC, 2.50%, 02/20/19	500,000	501,132
5.13%, 01/08/20	500,000	549,619
5.14%, 10/14/20	250,000	271,300
Barclays PLC, 2.00%, 03/16/18	500,000	497,016
3.65%, 03/16/25	360,000	345,969
5.25%, 08/17/45	205,000	206,493
BB&T Corp., 2.15%, 03/22/17	100,000	100,771
2.05%, 06/19/18	750,000	754,264
2.45%, 01/15/20	500,000	503,350
BNP Paribas SA, 2.70%, 08/20/18	250,000	253,585
2.38%, 05/21/20	1,000,000	989,886
5.00%, 01/15/21	250,000	276,620
3.25%, 03/03/23 (b)	500,000	499,356
BPCE SA, 4.00%, 04/15/24 (b)	475,000	488,016
Branch Banking & Trust Co., 1.35%, 10/01/17	500,000	499,093
3.63%, 09/16/25	250,000	252,351
Capital One Financial Corp., 5.25%, 02/21/17	304,000	314,294
4.75%, 07/15/21	300,000	324,947
3.75%, 04/24/24	700,000	704,531
Capital One NA, 1.50%, 03/22/18	300,000	295,024
2.40%, 09/05/19	500,000	494,695
Citigroup, Inc., 1.70%, 04/27/18	1,000,000	990,087
1.75%, 05/01/18	1,000,000	991,542
2.50%, 07/29/19	500,000	499,246

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Citigroup, Inc., (continued)
4.50%, 01/14/22	$650,000	$696,192
3.88%, 10/25/23 (b)	750,000	775,065
3.75%, 06/16/24	500,000	508,977
3.30%, 04/27/25	1,310,000	1,286,542
4.30%, 11/20/26	500,000	497,532
4.45%, 09/29/27	500,000	496,690
6.63%, 06/15/32	333,000	392,985
8.13%, 07/15/39	350,000	501,997
6.68%, 09/13/43	250,000	306,541
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	506,863
2.30%, 03/12/20	500,000	494,940
Compass Bank, 3.88%, 04/10/25	500,000	458,285
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	500,000	511,117
1.70%, 03/19/18 (b)	750,000	749,619
4.63%, 12/01/23	250,000	260,536
3.38%, 05/21/25	500,000	495,054
5.25%, 05/24/41	175,000	199,562
5.75%, 12/01/43	250,000	279,455
5.25%, 08/04/45	250,000	261,973
Credit Suisse, 2.30%, 05/28/19	600,000	600,516
4.38%, 08/05/20	400,000	429,505
3.63%, 09/09/24	500,000	503,932
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20 (c)	1,000,000	990,521
3.13%, 12/10/20 (c)	500,000	497,729
3.80%, 09/15/22 (c)	440,000	439,653
3.75%, 03/26/25 (c)	390,000	377,241
Discover Bank, 4.20%, 08/08/23	500,000	510,781
Fifth Third Bancorp, 2.88%, 07/27/20	500,000	499,445
3.50%, 03/15/22	700,000	709,397
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	283,512
HSBC Holdings PLC, 5.10%, 04/05/21 (b)	500,000	555,880
4.25%, 03/14/24	500,000	501,813
6.50%, 05/02/36	400,000	477,393
6.50%, 09/15/37	600,000	719,830
5.25%, 03/14/44	250,000	259,406
HSBC USA, Inc., 2.63%, 09/24/18	500,000	507,177
2.38%, 11/13/19 (b)	500,000	497,904
3.50%, 06/23/24	500,000	502,026

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Intesa Sanpaolo SpA, 2.38%, 01/13/17	$500,000	$501,626
3.88%, 01/16/18	500,000	512,706
JPMorgan Chase & Co., 1.35%, 02/15/17	750,000	748,489
1.80%, 01/25/18	1,000,000	998,655
2.25%, 01/23/20	500,000	491,891
2.75%, 06/23/20	500,000	502,228
4.25%, 10/15/20	350,000	371,295
2.55%, 10/29/20 (b)	500,000	495,805
4.63%, 05/10/21	500,000	540,077
3.38%, 05/01/23 (b)	250,000	245,704
3.88%, 09/10/24	1,000,000	994,744
3.13%, 01/23/25	1,000,000	972,801
4.25%, 10/01/27	500,000	498,805
5.60%, 07/15/41	400,000	461,708
5.40%, 01/06/42	500,000	562,233
4.85%, 02/01/44 (b)	500,000	533,089
JPMorgan Chase Bank NA, 6.00%, 07/05/17	2,210,000	2,347,690
6.00%, 10/01/17	1,000,000	1,069,160
KeyBank NA, 2.50%, 12/15/19	250,000	250,347
6.95%, 02/01/28	225,000	278,667
KeyCorp, 2.30%, 12/13/18	500,000	500,744
Korea Finance Corp., 4.63%, 11/16/21	200,000	219,296
Kreditanstalt fuer Wiederaufbau, 0.88%, 09/05/17	1,000,000	994,804
4.38%, 03/15/18	600,000	639,730
1.00%, 06/11/18	2,500,000	2,477,022
2.75%, 09/08/20 (b)	400,000	414,178
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	750,000	782,567
1.00%, 04/04/18	1,000,000	992,406
Lloyds Bank PLC, 2.30%, 11/27/18	750,000	752,978
2.40%, 03/17/20	500,000	496,677
Lloyds Banking Group PLC, 4.50%, 11/04/24 (b)	205,000	208,101
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	500,000	497,706
1.45%, 03/07/18	500,000	494,683
PNC Bank NA, 1.80%, 11/05/18	1,000,000	997,441
2.95%, 01/30/23	250,000	242,404
3.80%, 07/25/23	500,000	515,664
2.95%, 02/23/25	500,000	483,846
PNC Funding Corp., 5.13%, 02/08/20	500,000	549,854

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Regions Banks, 2.25%, 09/14/18	$500,000	$499,475
Royal Bank of Canada, 1.20%, 01/23/17	750,000	749,770
1.00%, 04/27/17	750,000	746,630
1.40%, 10/13/17	670,000	668,277
2.20%, 07/27/18	500,000	504,037
2.15%, 03/06/20	500,000	495,090
Santander Holdings USA, Inc., 2.65%, 04/17/20	1,300,000	1,275,388
Santander UK Group Holdings PLC, 2.88%, 10/16/20	210,000	208,574
Societe Generale SA, 2.75%, 10/12/17	250,000	253,468
State Street Corp., 3.70%, 11/20/23	500,000	520,261
3.30%, 12/16/24	310,000	312,928
Sumitomo Mitsui Banking Corp., 1.35%, 07/11/17	500,000	496,959
2.45%, 01/10/19	1,000,000	1,003,568
2.45%, 01/16/20	500,000	497,161
SunTrust Banks, Inc., 3.50%, 01/20/17 (b)	550,000	559,493
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	504,635
Toronto-Dominion Bank (The), 1.40%, 04/30/18	750,000	743,737
US Bancorp, 1.65%, 05/15/17	500,000	501,511
1.95%, 11/15/18 (b)	500,000	503,070
4.13%, 05/24/21	150,000	161,814
US Bank NA, 2.80%, 01/27/25	1,000,000	972,925
Wells Fargo & Co., 1.50%, 01/16/18 (b)	750,000	746,805
2.15%, 01/15/19 (b)	500,000	502,793
Series N, 2.15%, 01/30/20	2,000,000	1,982,478
3.30%, 09/09/24	1,000,000	994,820
3.00%, 02/19/25	825,000	802,444
4.30%, 07/22/27	395,000	403,506
5.38%, 02/07/35	457,000	523,320
5.38%, 11/02/43	250,000	267,562
5.61%, 01/15/44	638,000	708,753
3.90%, 05/01/45 (b)	250,000	230,526
4.90%, 11/17/45	500,000	504,459
Wells Fargo Capital X, 5.95%, 12/15/36	275,000	277,750
Westpac Banking Corp., 1.60%, 01/12/18	500,000	499,029
1.55%, 05/25/18	500,000	496,052
2.25%, 01/17/19	750,000	751,936

		98,827,650

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages 0.5%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	$236,000	$254,145
5.75%, 04/01/36	324,000	351,639
6.00%, 11/01/41	147,000	167,312
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24	1,000,000	1,020,211
4.63%, 02/01/44	650,000	646,061
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 07/15/17	1,000,000	996,674
5.00%, 04/15/20	275,000	301,012
4.38%, 02/15/21 (b)	150,000	162,729
Coca-Cola Co. (The), 1.15%, 04/01/18	500,000	498,596
3.15%, 11/15/20	200,000	209,355
3.20%, 11/01/23	550,000	569,074
Diageo Capital PLC, 1.13%, 04/29/18	750,000	737,728
4.83%, 07/15/20	600,000	655,196
2.63%, 04/29/23	500,000	483,058
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/22	250,000	240,337
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	240,751
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	274,235
PepsiCo, Inc., 7.90%, 11/01/18 (b)	700,000	820,231
2.25%, 01/07/19	500,000	506,717
1.85%, 04/30/20	500,000	494,265
3.13%, 11/01/20	300,000	310,610
5.50%, 01/15/40	250,000	293,096
4.25%, 10/22/44	500,000	496,101

		10,729,133

Biotechnology 0.3%
Amgen, Inc., 3.45%, 10/01/20	600,000	617,499
6.40%, 02/01/39	600,000	711,715
5.15%, 11/15/41	600,000	609,141
5.38%, 05/15/43	300,000	318,723
Biogen, Inc., 4.05%, 09/15/25	195,000	195,885
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	160,123
Celgene Corp., 3.95%, 10/15/20	400,000	419,777
3.25%, 08/15/22 (b)	300,000	297,622
4.63%, 05/15/44	500,000	472,293
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	101,691
4.50%, 04/01/21 (b)	200,000	216,388

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Biotechnology (continued)
Gilead Sciences, Inc., (continued)
3.70%, 04/01/24	$1,000,000	$1,024,319
3.50%, 02/01/25 (b)	240,000	242,002
3.65%, 03/01/26 (b)	145,000	146,229
4.50%, 02/01/45	500,000	489,082

		6,022,489

Building Products 0.0%†
Owens Corning, 4.20%, 12/15/22	250,000	250,145

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	166,343
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	354,000	377,980
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	200,416
Credit Suisse USA, Inc., 7.13%, 07/15/32	55,000	71,528
Deutsche Bank AG, 1.40%, 02/13/17	750,000	745,760
1.88%, 02/13/18	300,000	297,449
2.50%, 02/13/19	450,000	453,356
3.70%, 05/30/24	470,000	468,111
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	488,124
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	1,000,000	1,038,675
2.38%, 01/22/18	1,500,000	1,512,960
2.90%, 07/19/18	500,000	509,773
5.25%, 07/27/21	500,000	552,810
5.75%, 01/24/22	500,000	568,611
3.63%, 01/22/23	750,000	758,516
3.85%, 07/08/24	385,000	392,877
3.75%, 05/22/25 (b)	500,000	503,334
6.13%, 02/15/33	1,150,000	1,347,150
6.45%, 05/01/36	750,000	847,840
6.75%, 10/01/37	500,000	584,468
4.80%, 07/08/44	500,000	497,101
4.75%, 10/21/45	350,000	347,682
Jefferies Group, Inc., 5.13%, 04/13/18	500,000	520,036
5.13%, 01/20/23	250,000	248,031
Morgan Stanley, 5.45%, 01/09/17	575,000	596,878
1.88%, 01/05/18	500,000	499,509
2.50%, 01/24/19 (b)	650,000	653,548
7.30%, 05/13/19	700,000	804,096
2.38%, 07/23/19	1,000,000	996,649
2.65%, 01/27/20	750,000	747,961
2.80%, 06/16/20	455,000	456,447
5.75%, 01/25/21	300,000	336,825

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
Morgan Stanley, (continued)
5.50%, 07/28/21	$250,000	$280,093
4.88%, 11/01/22	500,000	530,626
4.10%, 05/22/23	650,000	656,631
Series F, 3.88%, 04/29/24	625,000	637,112
4.00%, 07/23/25	215,000	221,401
4.35%, 09/08/26	500,000	501,634
3.95%, 04/23/27	1,500,000	1,455,869
7.25%, 04/01/32	324,000	424,619
TD Ameritrade Holding Corp., 2.95%, 04/01/22	500,000	495,271
UBS AG, 1.80%, 03/26/18	500,000	499,163
2.35%, 03/26/20	500,000	499,414

		24,792,677

Chemicals 0.4%
CF Industries, Inc., 3.45%, 06/01/23	550,000	511,926
5.15%, 03/15/34	250,000	219,928
Dow Chemical Co. (The), 4.25%, 11/15/20	324,000	339,152
4.13%, 11/15/21 (b)	650,000	681,453
3.50%, 10/01/24 (b)	500,000	484,800
9.40%, 05/15/39	260,000	373,651
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	385,000	399,379
2.80%, 02/15/23 (b)	250,000	237,556
4.90%, 01/15/41	300,000	287,097
Eastman Chemical Co., 3.60%, 08/15/22	100,000	99,523
4.65%, 10/15/44	350,000	310,748
Ecolab, Inc., 2.25%, 01/12/20	265,000	263,475
4.35%, 12/08/21	150,000	160,165
Lubrizol Corp., 6.50%, 10/01/34	147,000	183,338
LYB International Finance BV, 4.00%, 07/15/23	500,000	498,433
LyondellBasell Industries NV, 5.00%, 04/15/19	500,000	531,900
6.00%, 11/15/21	500,000	561,241
4.63%, 02/26/55	250,000	202,745
Monsanto Co., 2.13%, 07/15/19 (b)	500,000	499,350
4.20%, 07/15/34	135,000	116,096
3.95%, 04/15/45	300,000	232,773
Mosaic Co. (The), 3.75%, 11/15/21	250,000	250,670
4.25%, 11/15/23 (b)	250,000	247,606
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25 (b)	500,000	469,717

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
PPG Industries, Inc., 3.60%, 11/15/20	$500,000	$513,487
Praxair, Inc., 4.05%, 03/15/21	200,000	212,870
3.00%, 09/01/21	450,000	455,522
3.20%, 01/30/26	500,000	501,234
RPM International, Inc., 3.45%, 11/15/22	350,000	335,580

		10,181,415

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	347,468
Massachusetts Institute of Technology, 5.60%, 07/01/11	100,000	122,331
4.68%, 07/01/14	75,000	77,381
Northwestern University, 3.87%, 12/01/48	200,000	195,955
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	92,123
Republic Services, Inc., 5.25%, 11/15/21	800,000	884,429
3.20%, 03/15/25 (b)	500,000	481,350
Verisk Analytics, Inc., 4.00%, 06/15/25	250,000	242,826
Waste Management, Inc., 3.50%, 05/15/24	500,000	504,008
3.90%, 03/01/35	130,000	121,054

		3,068,925

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	245,354
Cisco Systems, Inc., 4.95%, 02/15/19	200,000	218,559
2.13%, 03/01/19	750,000	756,437
3.50%, 06/15/25 (b)	400,000	411,508
5.90%, 02/15/39	500,000	609,886
Motorola Solutions, Inc., 4.00%, 09/01/24 (b)	500,000	433,908
7.50%, 05/15/25	206,000	225,269
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	256,305

		3,157,226

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	99,257

Consumer Finance 0.3%
Air Lease Corp., 3.38%, 01/15/19 (b)	500,000	502,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
American Express Co., 6.15%, 08/28/17	$200,000	$214,124
1.55%, 05/22/18	750,000	744,144
3.63%, 12/05/24	500,000	489,340
American Express Credit Corp., 1.13%, 06/05/17	500,000	497,695
2.38%, 05/26/20	1,000,000	992,347
HSBC Finance Corp., 6.68%, 01/15/21	1,395,000	1,601,008
Synchrony Financial, 4.25%, 08/15/24	600,000	591,877
4.50%, 07/23/25	375,000	374,112
Visa, Inc., 3.15%, 12/14/25	385,000	385,476

		6,392,623

Containers & Packaging 0.0%†
Packaging Corp. of America, 4.50%, 11/01/23	250,000	262,506

Distributors 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	104,464

Diversified Financial Services 0.5%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	94,741
AXA Financial, Inc., 7.00%, 04/01/28	133,000	162,766
Block Financial LLC, 5.50%, 11/01/22	250,000	263,971
CME Group, Inc., 3.00%, 03/15/25	500,000	490,527
GE Capital International Funding Co., 2.34%, 11/15/20 (c)	899,000	891,502
3.37%, 11/15/25 (b)(c)	748,000	761,528
4.42%, 11/15/35 (c)	2,200,000	2,245,060
GE Capital Trust I, 6.38%, 11/15/67 (a)	500,000	519,687
General Electric Capital Corp., 2.20%, 01/09/20	144,000	144,533
5.30%, 02/11/21	101,000	113,890
4.65%, 10/17/21	86,000	95,216
3.10%, 01/09/23	144,000	146,162
3.45%, 05/15/24	144,000	148,871
Series A, 6.75%, 03/15/32	347,000	453,392
6.15%, 08/07/37	201,000	252,335
5.88%, 01/14/38	144,000	176,193
6.38%, 11/15/67 (a)	275,000	287,183
Intercontinental Exchange, Inc., 3.75%, 12/01/25	160,000	160,440
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	500,000	514,963

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Leucadia National Corp., 5.50%, 10/18/23	$250,000	$244,046
McGraw Hill Financial, Inc., 4.40%, 02/15/26	500,000	511,581
Moody’s Corp., 2.75%, 07/15/19	500,000	504,233
4.50%, 09/01/22	150,000	158,973
MUFG Americas Holdings Corp., 3.00%, 02/10/25	500,000	478,688
Murray Street Investment Trust I, 4.65%, 03/09/17 (d)	750,000	772,723
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	850,000	890,141
Series C, 8.00%, 03/01/32	159,000	218,953
Western Union Co. (The), 6.20%, 11/17/36	300,000	291,676

		11,993,974

Diversified Telecommunication Services 1.1%
AT&T, Inc., 1.60%, 02/15/17	500,000	501,396
2.38%, 11/27/18	425,000	427,896
2.45%, 06/30/20	500,000	492,412
3.00%, 06/30/22	500,000	488,010
3.40%, 05/15/25 (b)	1,000,000	961,090
4.50%, 05/15/35	310,000	286,707
6.50%, 09/01/37	247,000	276,027
6.30%, 01/15/38	250,000	273,579
6.55%, 02/15/39	410,000	460,902
5.35%, 09/01/40	395,000	390,148
5.55%, 08/15/41	400,000	401,948
4.30%, 12/15/42	603,000	515,261
4.80%, 06/15/44	500,000	458,068
4.35%, 06/15/45	173,000	147,996
4.75%, 05/15/46	500,000	457,798
British Telecommunications PLC, 5.95%, 01/15/18	750,000	808,669
2.35%, 02/14/19	250,000	250,669
9.63%, 12/15/30	250,000	364,789
CCO Safari II LLC, 3.58%, 07/23/20 (c)	1,000,000	994,009
4.91%, 07/23/25 (b)(c)	660,000	659,358
6.38%, 10/23/35 (c)	500,000	505,165
6.48%, 10/23/45 (c)	250,000	250,410
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	619,000	858,206
Embarq Corp., 8.00%, 06/01/36	300,000	309,000
France Telecom SA, 9.00%, 03/01/31	407,000	574,452
5.38%, 01/13/42	250,000	258,357

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
GTE Corp., 6.94%, 04/15/28	$147,000	$173,950
Telefonica Emisiones SAU, 5.46%, 02/16/21	250,000	279,404
4.57%, 04/27/23	1,050,000	1,100,743
Verizon Communications, Inc., 6.35%, 04/01/19 (b)	450,000	506,265
2.63%, 02/21/20	750,000	752,608
4.60%, 04/01/21	500,000	537,417
2.45%, 11/01/22 (b)	500,000	473,290
5.15%, 09/15/23	1,000,000	1,099,326
4.15%, 03/15/24	1,000,000	1,027,662
6.40%, 09/15/33	750,000	854,459
5.05%, 03/15/34	250,000	249,080
5.85%, 09/15/35	118,000	126,192
4.27%, 01/15/36	500,000	451,399
6.00%, 04/01/41	250,000	270,045
6.55%, 09/15/43	1,900,000	2,255,699
4.52%, 09/15/48	1,000,000	894,297
5.01%, 08/21/54	250,000	228,898
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,523,632

		25,176,688

Electric Utilities 1.8%
Alabama Power Co., 5.70%, 02/15/33	574,000	661,860
4.15%, 08/15/44	350,000	332,945
Ameren Illinois Co., 2.70%, 09/01/22	450,000	442,406
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	227,970
Arizona Public Service Co., 5.50%, 09/01/35	215,000	245,211
Berkshire Hathaway Energy Co., 2.00%, 11/15/18	1,000,000	993,426
5.15%, 11/15/43	500,000	527,616
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44	500,000	515,820
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	450,417
CMS Energy Corp., 4.70%, 03/31/43	300,000	295,580
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	540,644
3.30%, 12/01/24 (b)	500,000	499,341
Series 03-A, 5.88%, 04/01/33	118,000	136,363
3.95%, 03/01/43	500,000	461,816
Delmarva Power & Light Co., 3.50%, 11/15/23	1,000,000	1,027,662

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Dominion Resources, Inc., 5.20%, 08/15/19	$200,000	$217,703
3.63%, 12/01/24	350,000	346,640
Series E, 6.30%, 03/15/33	10,000	11,508
Series B, 5.95%, 06/15/35	251,000	278,661
Series C, 4.90%, 08/01/41	700,000	684,991
DTE Electric Co., 4.30%, 07/01/44	500,000	507,779
3.70%, 03/15/45	145,000	133,231
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	106,192
4.25%, 12/15/41	300,000	299,025
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,305,356
3.05%, 08/15/22	350,000	345,096
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	210,554
Duke Energy Ohio, Inc.,
Series A, 5.40%, 06/15/33	74,000	77,518
Duke Energy Progress LLC, 4.20%, 08/15/45	500,000	492,616
Duke Energy Progress, Inc., 4.15%, 12/01/44	500,000	488,475
Edison International, 3.75%, 09/15/17	500,000	515,803
Entergy Corp., 5.13%, 09/15/20	400,000	429,825
4.00%, 07/15/22	400,000	408,071
Eversource Energy, 1.45%, 05/01/18	500,000	491,843
Exelon Corp., 5.63%, 06/15/35	836,000	892,186
Exelon Generation Co. LLC, 2.95%, 01/15/20	500,000	498,202
Florida Power & Light Co., 3.13%, 12/01/25	500,000	500,911
5.65%, 02/01/37	450,000	540,419
4.13%, 02/01/42	250,000	248,696
Florida Power Corp., 5.90%, 03/01/33	318,000	364,879
Georgia Power Co., 4.30%, 03/15/42	500,000	461,803
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	107,398
Indiana Michigan Power Co.,
Series J, 3.20%, 03/15/23	500,000	492,943
Interstate Power & Light Co., 3.25%, 12/01/24	500,000	502,657
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	562,737
Kansas City Power & Light Co., 3.65%, 08/15/25	500,000	503,515

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
LG&E and KU Energy LLC, 3.75%, 11/15/20	$700,000	$722,767
MidAmerican Energy Co., 3.70%, 09/15/23	500,000	519,834
5.80%, 10/15/36	550,000	661,648
4.80%, 09/15/43	500,000	534,970
Nevada Power Co., 5.45%, 05/15/41	150,000	168,545
NextEra Energy Capital Holdings, Inc., 1.59%, 06/01/17	500,000	498,210
Nisource Finance Corp., 5.95%, 06/15/41	450,000	516,659
4.80%, 02/15/44	250,000	254,096
Northeast Utilities, Series H, 3.15%, 01/15/25	245,000	239,135
Northern States Power Co., 2.15%, 08/15/22	250,000	241,115
4.00%, 08/15/45	165,000	161,295
NSTAR Electric Co., 2.38%, 10/15/22	500,000	481,082
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	208,418
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	285,107
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41	150,000	143,788
5.30%, 06/01/42	150,000	156,114
Pacific Gas & Electric Co., 3.50%, 10/01/20	300,000	311,849
2.45%, 08/15/22	250,000	241,653
3.25%, 06/15/23	500,000	501,185
6.25%, 03/01/39	600,000	733,201
4.30%, 03/15/45	500,000	493,247
PacifiCorp, 5.25%, 06/15/35	177,000	197,697
PECO Energy Co., 2.38%, 09/15/22	1,000,000	968,778
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	742,969
5.00%, 03/15/44	250,000	257,758
Progress Energy, Inc., 4.40%, 01/15/21	700,000	740,403
7.75%, 03/01/31	236,000	304,134
PSEG Power LLC, 5.13%, 04/15/20	250,000	268,547
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	258,152
4.30%, 03/15/44	250,000	255,004
Public Service Electric & Gas Co., 3.05%, 11/15/24	500,000	497,973
3.95%, 05/01/42	400,000	386,133

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Puget Energy, Inc., 3.65%, 05/15/25	$250,000	$242,222
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	170,988
5.64%, 04/15/41	500,000	594,799
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	240,840
Scottish Power Ltd., 5.81%, 03/15/25	118,000	133,787
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	281,132
6.05%, 01/15/38	150,000	176,455
5.10%, 06/01/65	350,000	364,799
Southern California Edison Co., Series B, 2.40%, 02/01/22	500,000	490,308
Series C, 3.50%, 10/01/23 (b)	500,000	515,855
6.00%, 01/15/34	177,000	212,912
Series 05-B, 5.55%, 01/15/36	436,000	505,966
Southern Co. (The), 2.75%, 06/15/20	500,000	494,918
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	155,036
Tampa Electric Co., 5.40%, 05/15/21	500,000	559,474
Union Electric Co., 6.70%, 02/01/19	141,000	160,223
3.65%, 04/15/45	250,000	225,399
Virginia Electric and Power Co., 3.45%, 09/01/22 (b)	500,000	513,913
Series B, 4.20%, 05/15/45	200,000	198,596
Wisconsin Electric Power Co., 2.95%, 09/15/21	300,000	303,176
5.63%, 05/15/33	59,000	69,103
Wisconsin Energy Corp., 3.55%, 06/15/25	500,000	502,813
Xcel Energy, Inc., 5.61%, 04/01/17	248,000	259,962
4.70%, 05/15/20	250,000	268,687
3.30%, 06/01/25	500,000	488,787
6.50%, 07/01/36	177,000	213,775

		41,681,701

Electrical Equipment 0.2%
Honeywell International, Inc.,
5.30%, 03/01/18	840,000	906,489
4.25%, 03/01/21	500,000	546,776
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	158,396
Precision Castparts Corp., 1.25%, 01/15/18	200,000	198,453
4.20%, 06/15/35	500,000	497,299

Corporate Bonds (continued)

	Principal Amount	Market Value

Electrical Equipment (continued)
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	$250,000	$253,861
4.15%, 02/01/24	1,000,000	1,038,681

		3,599,955

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	250,178
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	252,571
Corning, Inc., 4.25%, 08/15/20	250,000	262,560
4.70%, 03/15/37	250,000	241,450
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	479,710

		1,486,469

Energy Equipment & Services 0.2%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	496,785
5.13%, 09/15/40 (b)	200,000	197,831
Cameron International Corp., 5.13%, 12/15/43	500,000	492,503
Halliburton Co., 2.00%, 08/01/18	500,000	496,556
3.80%, 11/15/25	600,000	584,233
6.70%, 09/15/38	400,000	469,137
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	457,043
Plains Exploration & Production Co., 6.50%, 11/15/20	129,000	83,205
6.63%, 05/01/21	228,000	139,080
Weatherford International Ltd., 9.63%, 03/01/19	140,000	136,325

		3,552,698

Food & Staples Retailing 0.3%
CVS Caremark Corp., 2.25%, 12/05/18	500,000	502,413
CVS Health Corp., 1.90%, 07/20/18	1,500,000	1,499,104
3.38%, 08/12/24	1,000,000	989,663
5.13%, 07/20/45 (b)	500,000	526,716
Kroger Co. (The), 4.00%, 02/01/24 (b)	500,000	518,200
7.50%, 04/01/31	257,000	327,345
5.40%, 07/15/40	200,000	211,586
Sysco Corp., 3.75%, 10/01/25	145,000	146,989
5.38%, 09/21/35	106,000	116,960
4.85%, 10/01/45 (b)	500,000	520,194

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing (continued)
Walgreen Co., 3.10%, 09/15/22	$500,000	$484,217
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	805,000	735,126

		6,578,513

Food Products 0.3%
Archer-Daniels-Midland Co., 4.02%, 04/16/43	345,000	331,275
Campbell Soup Co., 4.25%, 04/15/21	100,000	106,521
ConAgra Foods, Inc., 1.90%, 01/25/18	500,000	497,227
3.25%, 09/15/22	500,000	482,582
7.00%, 10/01/28	221,000	261,072
General Mills, Inc., 3.15%, 12/15/21	750,000	750,559
HJ Heinz Co., 2.80%, 07/02/20 (c)	500,000	498,707
5.20%, 07/15/45 (c)	350,000	365,718
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	205,772
4.25%, 03/15/35 (b)	400,000	390,776
Kellogg Co., 4.00%, 12/15/20	250,000	262,844
Series B, 7.45%, 04/01/31	247,000	314,054
Kraft Foods Group, Inc., 6.88%, 01/26/39	200,000	237,040
5.00%, 06/04/42	350,000	352,412
Mondelez International, Inc., 2.25%, 02/01/19 (b)	1,000,000	999,632
4.00%, 02/01/24	500,000	515,398
Tyson Foods, Inc., 4.50%, 06/15/22	200,000	212,873
3.95%, 08/15/24	500,000	513,354
Unilever Capital Corp., 5.90%, 11/15/32	206,000	261,498

		7,559,314

Gas Utilities 0.8%
AGL Capital Corp., 4.40%, 06/01/43	250,000	224,799
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	88,077
Buckeye Partners LP, 4.88%, 02/01/21	250,000	243,167
4.15%, 07/01/23	250,000	214,199
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	320,135
Columbia Pipeline Group, Inc., 3.30%, 06/01/20 (c)	500,000	486,853
Dominion Gas Holdings LLC, 2.80%, 11/15/20	340,000	341,112

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
El Paso Natural Gas Co., 8.37%, 06/15/32	$250,000	$241,031
Enable Midstream Partners LP, 5.00%, 05/15/44	350,000	206,492
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	667,282
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	368,039
4.65%, 06/01/21	200,000	187,769
5.20%, 02/01/22 (b)	500,000	467,127
3.60%, 02/01/23	500,000	411,581
4.90%, 02/01/24	250,000	222,863
4.05%, 03/15/25	1,000,000	821,260
6.05%, 06/01/41	75,000	58,523
EnLink Midstream Partners LP, 4.15%, 06/01/25	500,000	384,557
Enterprise Products Operating LLC, 1.65%, 05/07/18	750,000	731,662
4.05%, 02/15/22	250,000	244,535
3.90%, 02/15/24	750,000	699,756
6.13%, 10/15/39	285,000	260,352
6.45%, 09/01/40	250,000	237,531
4.45%, 02/15/43	500,000	381,447
4.85%, 03/15/44	200,000	161,926
Kern River Funding Corp., 4.89%, 04/30/18 (c)	29,349	30,480
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	625,000	559,298
4.25%, 09/01/24	250,000	212,659
5.80%, 03/15/35	206,000	165,709
6.38%, 03/01/41	250,000	208,652
5.00%, 08/15/42	350,000	258,236
Kinder Morgan, Inc., 4.30%, 06/01/25	160,000	138,241
5.30%, 12/01/34	900,000	709,236
5.05%, 02/15/46	250,000	185,403
National Fuel Gas Co., 3.75%, 03/01/23	250,000	231,543
ONE Gas, Inc., 4.66%, 02/01/44	500,000	517,939
ONEOK Partners LP, 3.38%, 10/01/22	500,000	405,562
4.90%, 03/15/25 (b)	500,000	421,119
6.13%, 02/01/41	100,000	76,416
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	500,000	436,475
5.15%, 06/01/42	450,000	326,495
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500,000	471,281

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Sempra Energy, 4.05%, 12/01/23	$150,000	$154,512
6.00%, 10/15/39	220,000	246,681
Southern Natural Gas Co. LLC, 5.90%, 04/01/17 (c)	250,000	254,213
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	318,277
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	491,280
3.50%, 03/15/25 (b)	500,000	437,347
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	211,010
5.35%, 05/15/45	500,000	371,294
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	254,998
4.63%, 03/01/34	250,000	236,367
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	345,382
Williams Partners LP, 7.25%, 02/01/17	150,000	152,960
5.25%, 03/15/20 (b)	500,000	464,375
4.00%, 09/15/25	1,000,000	748,761
6.30%, 04/15/40	150,000	115,103
5.80%, 11/15/43	250,000	174,763
4.90%, 01/15/45	350,000	222,826

		19,226,968

Health Care Equipment & Supplies 0.0%†
Mead Johnson Nutrition Co., 4.60%, 06/01/44	350,000	323,989

Health Care Providers & Services 1.0%
Aetna, Inc., 3.50%, 11/15/24	500,000	499,099
6.63%, 06/15/36	250,000	300,017
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	255,143
Anthem, Inc., 4.65%, 08/15/44	250,000	238,273
Baxter International, Inc., 1.85%, 01/15/17	500,000	502,021
5.38%, 06/01/18	400,000	429,360
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	352,941
3.30%, 03/01/23	100,000	98,818
3.73%, 12/15/24	570,000	574,860
Boston Scientific Corp., 2.65%, 10/01/18	550,000	552,891
6.00%, 01/15/20	200,000	222,082
2.85%, 05/15/20	500,000	497,396
3.85%, 05/15/25	500,000	491,974

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Cardinal Health, Inc., 3.20%, 06/15/22	$300,000	$296,330
3.75%, 09/15/25	340,000	345,171
Cigna Corp., 4.50%, 03/15/21	300,000	318,397
3.25%, 04/15/25	500,000	490,633
5.38%, 02/15/42	150,000	164,452
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	276,132
Covidien International Finance SA, 6.00%, 10/15/17	400,000	430,874
Express Scripts Holding Co., 3.50%, 06/15/24	500,000	492,596
Express Scripts, Inc., 3.90%, 02/15/22	150,000	154,077
Humana, Inc., 2.63%, 10/01/19	500,000	501,265
3.15%, 12/01/22	250,000	243,020
4.95%, 10/01/44	250,000	248,353
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	254,306
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	500,000	493,626
3.75%, 08/23/22	350,000	352,263
McKesson Corp., 2.28%, 03/15/19 (b)	750,000	747,024
6.00%, 03/01/41	250,000	287,808
Medco Health Solutions, Inc., 7.13%, 03/15/18	200,000	221,087
4.13%, 09/15/20	300,000	314,730
Medtronic, Inc., 0.88%, 02/27/17	750,000	747,339
3.15%, 03/15/22	770,000	778,406
3.63%, 03/15/24	275,000	281,675
4.38%, 03/15/35	1,100,000	1,111,926
4.00%, 04/01/43 (b)	300,000	278,393
4.63%, 03/15/45	750,000	773,591
Quest Diagnostics, Inc., 4.70%, 04/01/21 (b)	500,000	529,491
3.50%, 03/30/25	370,000	357,463
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	196,370
3.88%, 09/15/25 (b)	90,000	90,840
Stryker Corp., 1.30%, 04/01/18	500,000	496,403
3.38%, 11/01/25	160,000	157,923
UnitedHealth Group, Inc., 1.40%, 10/15/17 (b)	500,000	499,041
2.70%, 07/15/20 (b)	1,500,000	1,515,716
4.63%, 07/15/35	105,000	109,002
5.80%, 03/15/36	708,000	835,434
3.95%, 10/15/42 (b)	250,000	232,690

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
WellPoint, Inc., 3.70%, 08/15/21	$100,000	$102,204
3.50%, 08/15/24 (b)	500,000	488,191
4.63%, 05/15/42	250,000	236,079
5.10%, 01/15/44	300,000	301,182
Zimmer Holdings, Inc., 2.00%, 04/01/18	1,000,000	993,839
3.38%, 11/30/21	200,000	200,197
4.25%, 08/15/35	420,000	391,549

		23,351,963

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	500,000	522,260
Hyatt Hotels Corp., 5.38%, 08/15/21 (b)	150,000	164,751
McDonald’s Corp., 5.35%, 03/01/18	360,000	385,477
2.20%, 05/26/20	750,000	736,411
4.70%, 12/09/35	150,000	149,445
4.88%, 07/15/40	250,000	250,548
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	161,294

		2,370,186

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	98,684
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	489,808
Whirlpool Corp., 3.70%, 05/01/25	500,000	495,090

		1,083,582

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	520,848
3.50%, 12/15/24	500,000	499,022
Kimberly-Clark Corp., 2.40%, 06/01/23	1,000,000	962,832
2.65%, 03/01/25	105,000	101,356
6.63%, 08/01/37	130,000	169,745

		2,253,803

Industrial Conglomerates 0.3%
3M Co., 3.00%, 08/07/25 (b)	400,000	408,069
5.70%, 03/15/37	415,000	512,180
Danaher Corp., 3.90%, 06/23/21	100,000	106,287
Dover Corp., 5.38%, 03/01/41	100,000	114,147

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates (continued)
Eaton Corp., 2.75%, 11/02/22	$750,000	$725,731
General Electric Co., 5.25%, 12/06/17	600,000	640,610
2.70%, 10/09/22	500,000	497,904
3.38%, 03/11/24 (b)	500,000	517,455
4.13%, 10/09/42	350,000	341,875
Illinois Tool Works, Inc., 1.95%, 03/01/19	250,000	250,263
4.88%, 09/15/41	200,000	216,984
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	500,000	505,012
Parker-Hannifin Corp., 4.20%, 11/21/34	500,000	507,414
Pentair Finance SA, 3.15%, 09/15/22	400,000	376,294
Textron, Inc., 4.30%, 03/01/24	250,000	254,630
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	431,074
3.50%, 02/03/22	300,000	305,447
Tyco International Finance SA, 3.90%, 02/14/26	500,000	501,115

		7,212,491

Information Technology Services 0.3%
Fidelity National Information Services, Inc., 2.00%, 04/15/18	500,000	491,615
3.50%, 04/15/23	150,000	143,221
5.00%, 10/15/25	350,000	359,622
Fiserv, Inc., 2.70%, 06/01/20	750,000	743,777
4.75%, 06/15/21	200,000	213,584
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (c)	750,000	751,721
4.90%, 10/15/25 (c)	500,000	490,307
6.35%, 10/15/45 (c)	250,000	237,336
International Business Machines Corp., 1.25%, 02/08/18	1,000,000	998,079
1.63%, 05/15/20 (b)	500,000	487,575
2.90%, 11/01/21	200,000	202,777
5.88%, 11/29/32	433,000	516,266
4.00%, 06/20/42 (b)	600,000	561,234
Xerox Corp., 6.35%, 05/15/18 (b)	250,000	267,275
4.50%, 05/15/21 (b)	250,000	252,320
4.80%, 03/01/35 (b)	210,000	192,022

		6,908,731

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 0.7%
ACE INA Holdings, Inc., 2.70%, 03/13/23	$500,000	$488,418
3.35%, 05/03/26	90,000	89,724
4.35%, 11/03/45	500,000	508,066
Aflac, Inc., 6.45%, 08/15/40	200,000	245,341
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	183,684
Alleghany Corp., 4.95%, 06/27/22	400,000	428,607
Allstate Corp. (The), 4.50%, 06/15/43	250,000	254,014
6.50%, 05/15/57 (a)	195,000	214,500
American International Group, Inc., 2.30%, 07/16/19	500,000	495,766
3.88%, 01/15/35	500,000	441,016
6.25%, 03/15/37	201,000	219,592
4.80%, 07/10/45	150,000	145,028
4.38%, 01/15/55	250,000	214,822
Aon Corp., 5.00%, 09/30/20	500,000	546,470
Aon PLC, 4.60%, 06/14/44	250,000	240,690
Assurant, Inc., 2.50%, 03/15/18	350,000	349,424
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	750,000	743,744
4.30%, 05/15/43 (b)	250,000	245,169
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	526,954
4.50%, 02/11/43	250,000	251,732
Chubb Corp. (The), 6.37%, 04/15/37 (a)(b)	400,000	384,132
6.00%, 05/11/37	165,000	202,268
CNA Financial Corp., 5.75%, 08/15/21	500,000	559,620
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	100,000	109,821
6.10%, 10/01/41	309,000	358,662
ING US, Inc., 2.90%, 02/15/18	500,000	505,405
Lincoln National Corp., 4.85%, 06/24/21	100,000	107,693
6.15%, 04/07/36	440,000	504,582
Loews Corp., 4.13%, 05/15/43	400,000	361,249
Markel Corp., 3.63%, 03/30/23	350,000	345,139
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	653,097
MetLife, Inc., 3.60%, 11/13/25	500,000	503,513
5.70%, 06/15/35	159,000	183,769

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
MetLife, Inc., (continued)
6.40%, 12/15/36	$500,000	$546,250
4.88%, 11/13/43	500,000	524,552
4.60%, 05/13/46	165,000	166,091
Nationwide Financial Services, Inc., 6.75%, 05/15/37 (e)	105,000	105,000
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	418,789
3.40%, 05/15/25	500,000	490,143
Progressive Corp. (The), 3.75%, 08/23/21	200,000	211,459
6.25%, 12/01/32	162,000	198,816
Prudential Financial, Inc., Series B, 5.75%, 07/15/33	147,000	166,535
5.62%, 06/15/43 (a)	250,000	255,625
5.10%, 08/15/43	500,000	521,050
4.60%, 05/15/44 (b)	500,000	497,528
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	107,814
Travelers Cos., Inc. (The), 5.75%, 12/15/17	335,000	361,289
5.35%, 11/01/40	250,000	287,783
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	235,516
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	110,512

		16,816,463

Internet & Catalog Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	275,000	266,716
4.50%, 11/28/34 (b)	500,000	478,381
Amazon.com, Inc., 1.20%, 11/29/17 (b)	500,000	498,451
3.30%, 12/05/21	500,000	514,475
4.80%, 12/05/34	500,000	526,438
eBay, Inc., 1.35%, 07/15/17	200,000	198,418
2.20%, 08/01/19 (b)	1,000,000	988,638
3.25%, 10/15/20	200,000	203,274
Expedia, Inc., 5.95%, 08/15/20	100,000	109,111
QVC, Inc., 4.38%, 03/15/23	350,000	332,202

		4,116,104

Internet Software & Services 0.0%†
Baidu, Inc., 3.25%, 08/06/18	250,000	253,202
Google, Inc., 3.38%, 02/25/24 (b)	750,000	789,435

		1,042,637

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/23	$300,000	$286,055
5.45%, 11/01/41	150,000	148,105

		434,160

Machinery 0.3%
Caterpillar Financial Services Corp., 2.10%, 06/09/19	1,000,000	1,003,247
2.85%, 06/01/22 (b)	500,000	495,098
3.25%, 12/01/24	500,000	495,762
Caterpillar, Inc., 3.90%, 05/27/21 (b)	500,000	530,840
2.60%, 06/26/22	350,000	343,386
6.05%, 08/15/36	177,000	207,950
Deere & Co., 8.10%, 05/15/30	500,000	703,995
Flowserve Corp., 3.50%, 09/15/22	100,000	97,127
IDEX Corp., 4.20%, 12/15/21	300,000	310,685
John Deere Capital Corp., 1.30%, 03/12/18	750,000	743,300
1.95%, 12/13/18 (b)	1,000,000	1,004,253
Roper Industries, Inc., 2.05%, 10/01/18	500,000	496,760

		6,432,403

Media 1.1%
21st Century Fox America, Inc., 4.50%, 02/15/21	250,000	269,008
3.00%, 09/15/22	500,000	492,711
6.55%, 03/15/33	300,000	341,902
6.20%, 12/15/34	245,000	278,184
6.65%, 11/15/37	150,000	174,309
6.15%, 02/15/41	250,000	280,932
5.40%, 10/01/43	500,000	520,444
CBS Corp., 5.75%, 04/15/20	250,000	277,491
5.50%, 05/15/33	118,000	116,564
4.85%, 07/01/42	100,000	89,754
4.60%, 01/15/45	500,000	428,945
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	162,915
Comcast Corp., 5.70%, 07/01/19	500,000	560,604
2.85%, 01/15/23	500,000	496,766
3.60%, 03/01/24	500,000	516,820
4.25%, 01/15/33	250,000	245,656
7.05%, 03/15/33	295,000	380,610
4.40%, 08/15/35	500,000	502,979
6.50%, 11/15/35	100,000	125,331

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Comcast Corp., (continued)
6.95%, 08/15/37 (b)	$295,000	$384,940
6.55%, 07/01/39	500,000	629,729
6.40%, 03/01/40	350,000	434,392
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 02/15/21	250,000	264,793
3.80%, 03/15/22	750,000	754,742
4.45%, 04/01/24	500,000	513,546
3.95%, 01/15/25 (b)	500,000	492,905
5.15%, 03/15/42	150,000	139,850
Discovery Communications LLC, 5.05%, 06/01/20	500,000	531,607
3.30%, 05/15/22	350,000	329,968
3.45%, 03/15/25 (b)	270,000	244,426
4.88%, 04/01/43	200,000	164,623
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	259,345
5.00%, 05/13/45	250,000	214,951
Historic TW, Inc., 6.88%, 06/15/18	176,000	195,485
NBCUniversal Media LLC, 5.15%, 04/30/20	500,000	558,288
4.38%, 04/01/21	800,000	868,984
2.88%, 01/15/23	350,000	347,531
5.95%, 04/01/41	200,000	239,183
Omnicom Group, Inc., 4.45%, 08/15/20	150,000	159,968
3.63%, 05/01/22	50,000	50,472
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	500,000	487,762
Thomson Reuters Corp., 6.50%, 07/15/18	100,000	110,388
4.30%, 11/23/23	500,000	510,585
Time Warner Cable, Inc., 6.75%, 07/01/18	585,000	638,265
8.25%, 04/01/19	700,000	803,810
6.75%, 06/15/39	900,000	903,243
5.88%, 11/15/40	500,000	473,833
Time Warner, Inc., 3.60%, 07/15/25	500,000	486,740
7.63%, 04/15/31	777,000	961,422
7.70%, 05/01/32	582,000	726,430
5.38%, 10/15/41	200,000	204,605
4.65%, 06/01/44	250,000	229,338
Viacom, Inc., 3.88%, 12/15/21	600,000	589,865
3.25%, 03/15/23	200,000	182,612
4.25%, 09/01/23	100,000	96,678
3.88%, 04/01/24	500,000	468,522
4.38%, 03/15/43	459,000	336,227

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Walt Disney Co. (The), 1.10%, 12/01/17	$500,000	$498,419
3.75%, 06/01/21	500,000	534,092
3.15%, 09/17/25	325,000	328,531
WPP Finance 2010, 4.75%, 11/21/21	400,000	430,989
3.75%, 09/19/24	550,000	547,147

		24,591,156

Metals & Mining 0.4%
Barrick Gold Corp., 4.10%, 05/01/23	157,000	134,684
5.25%, 04/01/42	150,000	101,025
Barrick North America Finance LLC, 4.40%, 05/30/21 (b)	450,000	404,069
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	234,825
5.00%, 09/30/43	1,000,000	898,804
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18	500,000	390,000
4.00%, 11/14/21 (b)	500,000	300,000
3.55%, 03/01/22 (b)	600,000	348,000
5.45%, 03/15/43	250,000	130,000
Goldcorp, Inc., 2.13%, 03/15/18 (b)	350,000	339,201
Kinross Gold Corp., 5.13%, 09/01/21	150,000	97,500
Newmont Mining Corp., 5.13%, 10/01/19 (b)	150,000	156,026
5.88%, 04/01/35 (b)	236,000	192,694
4.88%, 03/15/42	150,000	107,184
Nucor Corp., 4.00%, 08/01/23 (b)	500,000	484,794
Placer Dome, Inc., 6.38%, 03/01/33	139,000	113,804
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	232,715
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	206,000	199,983
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	750,000	875,558
3.50%, 11/02/20	450,000	441,114
4.13%, 05/20/21	200,000	200,284
Rio Tinto Finance USA PLC, 2.88%, 08/21/22	500,000	453,484
4.13%, 08/21/42	250,000	195,605
Southern Copper Corp., 3.88%, 04/23/25 (b)	750,000	672,560
6.75%, 04/16/40	250,000	213,835
5.88%, 04/23/45	230,000	176,208

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Vale Overseas Ltd., 4.38%, 01/11/22 (b)	$750,000	$567,622
6.88%, 11/21/36 (b)	944,000	659,894

		9,321,472

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	894,714
2.25%, 02/15/22	170,000	166,836
Dollar General Corp., 3.25%, 04/15/23	250,000	238,083
Kohl’s Corp., 4.00%, 11/01/21 (b)	400,000	410,564
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	106,000	109,987
3.88%, 01/15/22	500,000	492,345
6.90%, 04/01/29	75,000	84,517
6.70%, 07/15/34	150,000	155,846
5.13%, 01/15/42	500,000	429,801
Nordstrom, Inc., 4.00%, 10/15/21	500,000	528,289
Target Corp., 6.00%, 01/15/18	500,000	544,950
6.35%, 11/01/32	313,000	391,570
4.00%, 07/01/42 (b)	350,000	341,732
Wal-Mart Stores, Inc., 3.63%, 07/08/20	500,000	534,982
3.25%, 10/25/20 (b)	500,000	526,929
2.55%, 04/11/23	750,000	739,646
3.30%, 04/22/24 (b)	725,000	748,145
7.55%, 02/15/30	118,000	166,355
5.25%, 09/01/35	708,000	806,467
5.00%, 10/25/40	250,000	275,014
5.63%, 04/15/41	975,000	1,159,821

		9,746,593

Oil, Gas & Consumable Fuels 1.8%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	316,667
Anadarko Petroleum Corp., 6.38%, 09/15/17	100,000	104,862
3.45%, 07/15/24 (b)	500,000	444,172
6.45%, 09/15/36 (b)	281,000	270,845
Apache Corp., 7.63%, 07/01/19	59,000	67,648
3.63%, 02/01/21 (b)	500,000	493,374
5.10%, 09/01/40	100,000	85,481
4.75%, 04/15/43	500,000	417,845
BP Capital Markets PLC, 1.38%, 05/10/18	1,000,000	985,666
2.24%, 05/10/19	750,000	750,995

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC, (continued)
2.32%, 02/13/20	$500,000	$492,630
4.50%, 10/01/20	200,000	214,055
3.56%, 11/01/21	250,000	255,005
3.06%, 03/17/22	420,000	411,551
3.54%, 11/04/24	750,000	729,472
Canadian Natural Resources Ltd., 3.90%, 02/01/25 (b)	500,000	436,252
6.25%, 03/15/38	340,000	309,462
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	806,976
5.20%, 09/15/43	200,000	156,558
Chevron Corp., 1.72%, 06/24/18 (b)	1,500,000	1,492,338
2.19%, 11/15/19	105,000	104,953
1.96%, 03/03/20	1,000,000	985,439
Cimarex Energy Co., 5.88%, 05/01/22	500,000	478,744
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	701,975
ConocoPhillips, 5.90%, 10/15/32	177,000	181,097
6.50%, 02/01/39	400,000	421,523
ConocoPhillips Co., 1.05%, 12/15/17	750,000	736,403
1.50%, 05/15/18	500,000	490,836
3.35%, 05/15/25 (b)	500,000	451,841
4.15%, 11/15/34	500,000	433,472
4.30%, 11/15/44 (b)	155,000	128,809
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	286,348
Continental Resources, Inc., 4.50%, 04/15/23	500,000	359,229
4.90%, 06/01/44	250,000	150,744
Devon Energy Corp., 3.25%, 05/15/22 (b)	500,000	425,019
7.95%, 04/15/32	350,000	361,674
4.75%, 05/15/42	500,000	354,972
Diamond Offshore Drilling, Inc., 3.45%, 11/01/23 (b)	500,000	413,104
Ecopetrol SA, 4.25%, 09/18/18	500,000	497,500
5.88%, 05/28/45 (b)	600,000	426,000
Ensco PLC, 4.70%, 03/15/21 (b)	500,000	402,589
5.20%, 03/15/25	125,000	88,959
EOG Resources, Inc., 5.63%, 06/01/19	130,000	142,652
2.45%, 04/01/20	500,000	494,593
4.10%, 02/01/21	400,000	421,973
EQT Corp., 4.88%, 11/15/21	250,000	238,017

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., 1.91%, 03/06/20 (b)	$1,000,000	$991,641
3.18%, 03/15/24	500,000	507,494
2.71%, 03/06/25	500,000	488,920
Hess Corp., 7.30%, 08/15/31 (b)	254,000	252,178
5.60%, 02/15/41	250,000	210,730
Husky Energy, Inc., 3.95%, 04/15/22	600,000	556,164
Marathon Oil Corp., 2.80%, 11/01/22 (b)	250,000	199,277
3.85%, 06/01/25 (b)	500,000	402,424
6.80%, 03/15/32	118,000	106,417
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	629,751
3.63%, 09/15/24	250,000	232,959
Murphy Oil Corp., 5.13%, 12/01/42	150,000	92,292
Nabors Industries, Inc.,
5.00%, 09/15/20 (b)	500,000	438,686
Noble Energy, Inc., 4.15%, 12/15/21	600,000	581,485
5.25%, 11/15/43	150,000	121,007
Noble Holding International Ltd., 3.95%, 03/15/22 (b)	500,000	330,684
Occidental Petroleum Corp., 3.13%, 02/15/22	350,000	342,221
2.70%, 02/15/23 (b)	200,000	188,228
Pemex Project Funding Master Trust, 6.63%, 06/15/35 (b)	1,074,000	959,888
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	496,135
5.50%, 01/21/21 (b)	275,000	277,392
4.88%, 01/24/22	250,000	240,625
3.50%, 01/30/23	500,000	436,250
4.50%, 01/23/26 (b)(c)	1,250,000	1,098,125
6.38%, 01/23/45	500,000	423,191
5.63%, 01/23/46 (c)	500,000	382,600
Phillips 66, 4.65%, 11/15/34	500,000	468,633
5.88%, 05/01/42	382,000	382,900
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	410,804
Rowan Cos., Inc., 4.75%, 01/15/24	175,000	124,446
5.85%, 01/15/44	350,000	211,206
Shell International Finance BV, 1.90%, 08/10/18	600,000	600,113
2.00%, 11/15/18	750,000	750,874
2.13%, 05/11/20	500,000	491,882
2.25%, 11/10/20	240,000	236,469
3.40%, 08/12/23	1,000,000	994,236
4.13%, 05/11/35	500,000	477,264
4.55%, 08/12/43	500,000	486,013

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 4.10%, 03/15/22 (b)	$250,000	$157,240
Statoil ASA, 3.13%, 08/17/17	250,000	256,425
1.20%, 01/17/18	1,000,000	990,276
1.15%, 05/15/18 (b)	1,000,000	983,552
3.70%, 03/01/24 (b)	500,000	506,571
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	719,666
Total Capital International SA, 2.88%, 02/17/22	500,000	496,933
Valero Energy Corp., 7.50%, 04/15/32	118,000	130,007
6.63%, 06/15/37	455,000	457,466

		40,740,059

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	350,142
International Paper Co., 3.80%, 01/15/26 (b)	500,000	492,622
6.00%, 11/15/41	750,000	786,546

		1,629,310

Personal Products 0.0%†
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	151,046
Procter & Gamble Co. (The), 5.80%, 08/15/34	295,000	356,799

		507,845

Pharmaceuticals 1.0%
Abbott Laboratories, 2.55%, 03/15/22	215,000	213,662
5.30%, 05/27/40	500,000	561,159
AbbVie, Inc., 1.80%, 05/14/18	500,000	497,698
2.00%, 11/06/18 (b)	1,800,000	1,791,985
4.50%, 05/14/35	1,085,000	1,062,863
4.40%, 11/06/42	125,000	116,740
Actavis Funding SCS, 3.00%, 03/12/20	750,000	749,404
3.45%, 03/15/22	1,060,000	1,061,156
3.85%, 06/15/24	825,000	826,469
3.80%, 03/15/25	500,000	497,447
4.55%, 03/15/35	195,000	189,512
4.75%, 03/15/45	500,000	487,523
Allergan, Inc., 1.35%, 03/15/18	400,000	393,002
AstraZeneca PLC, 5.90%, 09/15/17	400,000	428,416
6.45%, 09/15/37	200,000	252,920
4.00%, 09/18/42	250,000	233,128

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Baxalta, Inc., 4.00%, 06/23/25 (c)	$200,000	$197,921
Bristol-Myers Squibb Co., 2.00%, 08/01/22	700,000	679,083
3.25%, 08/01/42	250,000	216,484
Eli Lilly & Co., 1.95%, 03/15/19	750,000	756,451
2.75%, 06/01/25 (b)	95,000	93,790
3.70%, 03/01/45 (b)	500,000	467,709
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	500,000	502,107
2.85%, 05/08/22	250,000	251,942
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	227,229
4.20%, 03/18/43	300,000	302,819
Johnson & Johnson, 2.95%, 09/01/20	200,000	209,094
2.45%, 12/05/21	500,000	507,250
4.95%, 05/15/33	663,000	769,007
Merck & Co., Inc., 2.75%, 02/10/25	70,000	68,146
3.60%, 09/15/42	500,000	455,397
4.15%, 05/18/43	500,000	496,238
Mylan, Inc., 2.60%, 06/24/18	750,000	744,232
Novartis Capital Corp., 2.40%, 09/21/22	500,000	492,271
3.40%, 05/06/24	1,000,000	1,032,388
3.00%, 11/20/25	500,000	493,020
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	515,296
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	243,723
Pfizer, Inc., 4.65%, 03/01/18	265,000	282,173
2.10%, 05/15/19 (b)	500,000	504,439
3.40%, 05/15/24	1,000,000	1,025,929
7.20%, 03/15/39	525,000	723,008
Pharmacia Corp., 6.60%, 12/01/28	177,000	226,638
Sanofi, 1.25%, 04/10/18	250,000	248,907
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	32,000	32,452
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	7,000	7,653
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	83,158
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	196,630
Wyeth LLC, 6.50%, 02/01/34	206,000	256,852

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Zoetis, Inc., 3.25%, 02/01/23	$600,000	$572,908
4.50%, 11/13/25 (b)	230,000	233,094

		23,478,522

Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	500,000	491,547
American Tower Corp., 3.40%, 02/15/19	250,000	256,447
2.80%, 06/01/20 (b)	1,000,000	988,491
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	539,783
3.50%, 01/31/23	250,000	244,354
AvalonBay Communities, Inc., 3.45%, 06/01/25 (b)	695,000	686,247
Boston Properties LP, 3.80%, 02/01/24	250,000	254,203
DDR Corp., 3.63%, 02/01/25	500,000	471,813
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	269,950
Duke Realty LP, 3.63%, 04/15/23	500,000	488,534
ERP Operating LP, 3.00%, 04/15/23	500,000	490,834
4.50%, 07/01/44	350,000	351,054
HCP, Inc., 6.00%, 01/30/17	472,000	491,682
2.63%, 02/01/20	500,000	492,292
5.38%, 02/01/21	200,000	217,791
4.25%, 11/15/23	500,000	500,703
Health Care REIT, Inc., 4.13%, 04/01/19	600,000	625,740
5.25%, 01/15/22	400,000	432,644
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	342,367
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	359,520
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525,000	506,171
Series E, 4.00%, 06/15/25	375,000	359,477
Kilroy Realty LP, 4.80%, 07/15/18	300,000	314,875
Liberty Property LP, 4.40%, 02/15/24	500,000	506,806
Omega Healthcare Investors, Inc., 4.50%, 01/15/25	550,000	517,872
Realty Income Corp., 3.25%, 10/15/22	350,000	337,766
Simon Property Group LP, 2.80%, 01/30/17	500,000	506,563
2.20%, 02/01/19	500,000	502,553

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP, (continued)
5.65%, 02/01/20	$250,000	$280,181
4.38%, 03/01/21	500,000	542,113
3.38%, 03/15/22 (b)	500,000	515,520
3.38%, 10/01/24	500,000	504,731
UDR, Inc., 4.25%, 06/01/18	100,000	104,473
Ventas Realty LP/Ventas Capital Corp., 4.00%, 04/30/19	500,000	519,779
4.75%, 06/01/21	150,000	159,752
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	594,992

		15,769,620

Real Estate Management & Development 0.0%†
ProLogis LP, 4.25%, 08/15/23	500,000	526,097

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	350,000	349,692
3.00%, 03/15/23	500,000	492,736
3.85%, 09/01/23 (b)	650,000	675,109
3.75%, 04/01/24 (b)	500,000	512,189
3.00%, 04/01/25 (b)	500,000	480,735
7.95%, 08/15/30	206,000	286,033
4.55%, 09/01/44	250,000	241,339
4.70%, 09/01/45 (b)	500,000	498,914
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	372,245
CSX Corp., 7.38%, 02/01/19	400,000	457,850
3.70%, 10/30/20	300,000	313,027
3.40%, 08/01/24 (b)	500,000	497,106
5.50%, 04/15/41	150,000	165,231
4.10%, 03/15/44 (b)	250,000	226,489
3.95%, 05/01/50	350,000	296,037
FedEx Corp., 4.00%, 01/15/24	750,000	782,760
3.90%, 02/01/35	380,000	345,910
3.88%, 08/01/42	50,000	43,277
Norfolk Southern Corp., 5.90%, 06/15/19	400,000	444,600
3.25%, 12/01/21	1,000,000	997,416
3.00%, 04/01/22	500,000	494,230
5.59%, 05/17/25	84,000	96,045
4.45%, 06/15/45	500,000	471,132
Ryder System, Inc., 2.50%, 05/11/20	205,000	199,661
Union Pacific Corp., 2.75%, 04/15/23	750,000	741,625
3.25%, 08/15/25	500,000	508,047
4.05%, 11/15/45	220,000	212,858

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
United Parcel Service of America, Inc., 8.38%, 04/01/20	$118,000	$146,318
8.37%, 04/01/30 (d)	177,000	248,321
United Parcel Service, Inc., 3.13%, 01/15/21	500,000	519,810
6.20%, 01/15/38	295,000	378,383

		12,495,125

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	426,869
Broadcom Corp., 2.70%, 11/01/18	100,000	100,392
Intel Corp., 1.35%, 12/15/17	1,000,000	1,001,330
3.70%, 07/29/25	500,000	517,177
4.80%, 10/01/41	350,000	364,867
4.90%, 07/29/45	350,000	369,937
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	216,323
Lam Research Corp., 3.80%, 03/15/25	255,000	240,021
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	347,060
QUALCOMM, Inc., 2.25%, 05/20/20 (b)	1,000,000	990,281
4.65%, 05/20/35	500,000	463,790
Texas Instruments, Inc., 1.75%, 05/01/20	500,000	487,050

		5,525,097

Software 0.4%
Adobe Systems, Inc., 3.25%, 02/01/25	135,000	131,757
CA, Inc., 4.50%, 08/15/23	410,000	414,826
Microsoft Corp., 3.00%, 10/01/20 (b)	500,000	522,182
3.63%, 12/15/23	400,000	420,346
2.70%, 02/12/25 (b)	1,000,000	975,692
3.13%, 11/03/25 (b)	500,000	502,653
3.50%, 02/12/35	325,000	300,380
4.50%, 10/01/40	300,000	311,943
3.75%, 02/12/45	750,000	691,061
4.45%, 11/03/45	100,000	103,122
Oracle Corp., 1.20%, 10/15/17	350,000	350,185
2.38%, 01/15/19 (b)	1,000,000	1,015,441
5.00%, 07/08/19	200,000	219,957
2.80%, 07/08/21	1,000,000	1,012,905
2.50%, 10/15/22 (b)	500,000	488,284
3.25%, 05/15/30	500,000	469,563

Corporate Bonds (continued)

	Principal Amount	Market Value

Software (continued)
Oracle Corp., (continued)
5.38%, 07/15/40	$350,000	$389,357
4.50%, 07/08/44	750,000	754,597

		9,074,251

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20 (b)	500,000	525,015
3.25%, 04/15/25	325,000	314,237
Bed Bath & Beyond, Inc., 3.75%, 08/01/24 (b)	250,000	243,849
Gap, Inc. (The), 5.95%, 04/12/21 (b)	150,000	158,684
Home Depot, Inc. (The), 2.70%, 04/01/23	500,000	496,201
3.35%, 09/15/25	85,000	86,858
5.88%, 12/16/36	300,000	365,652
5.95%, 04/01/41	150,000	186,662
4.20%, 04/01/43	250,000	250,436
4.40%, 03/15/45 (b)	500,000	516,778
Lowe’s Cos., Inc., 3.13%, 09/15/24 (b)	400,000	399,607
6.50%, 03/15/29	236,000	293,134
5.80%, 10/15/36	300,000	355,183
5.00%, 09/15/43	500,000	549,241

		4,741,537

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc., 1.05%, 05/05/17	1,000,000	1,000,587
1.55%, 02/07/20	750,000	737,473
2.00%, 05/06/20	750,000	749,223
2.50%, 02/09/25	1,345,000	1,284,338
3.85%, 05/04/43	750,000	690,985
4.38%, 05/13/45	355,000	358,447
EMC Corp., 1.88%, 06/01/18	1,000,000	933,078
Hewlett-Packard Co.,
3.75%, 12/01/20 (b)	291,000	288,740
4.65%, 12/09/21	600,000	597,731
NetApp, Inc., 3.38%, 06/15/21	210,000	205,056
Seagate HDD Cayman, 3.75%, 11/15/18	675,000	669,938
5.75%, 12/01/34 (c)	175,000	122,460

		7,638,056

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	131,961
VF Corp., 3.50%, 09/01/21	200,000	209,059

		341,020

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc., 3.45%, 08/27/18	$250,000	$254,162

Tobacco 0.2%
Altria Group, Inc., 9.25%, 08/06/19	155,000	189,717
2.63%, 01/14/20 (b)	350,000	350,650
10.20%, 02/06/39	81,000	132,828
4.25%, 08/09/42	250,000	229,385
4.50%, 05/02/43	450,000	427,161
5.38%, 01/31/44 (b)	170,000	182,859
Philip Morris International, Inc., 5.65%, 05/16/18 (b)	400,000	436,411
2.63%, 03/06/23	1,000,000	980,501
6.38%, 05/16/38	460,000	580,197
3.88%, 08/21/42	250,000	228,351
Reynolds American, Inc., 3.75%, 05/20/23	1,250,000	1,247,133
5.70%, 08/15/35	120,000	131,498
4.75%, 11/01/42	450,000	429,516

		5,546,207

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	500,000	506,052

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	542,565
3.13%, 07/16/22	750,000	736,964
6.38%, 03/01/35	177,000	198,098
6.13%, 03/30/40	350,000	385,037
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	582,554
5.00%, 03/15/44	250,000	251,690
Vodafone Group PLC, 1.63%, 03/20/17	600,000	599,095
2.95%, 02/19/23 (b)	250,000	234,272
7.88%, 02/15/30	206,000	251,213
4.38%, 02/19/43	500,000	412,157

		4,193,645

Total Corporate Bonds (cost $560,678,631)		557,276,523

Municipal Bonds 0.9%
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	131,147

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Bay Area Toll Authority, RB Series S1, 6.79%, 04/01/30	$250,000	$306,700
Series F, 6.26%, 04/01/49	250,000	336,307
City of San Francisco California Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	121,581
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	423,915
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	75,000	104,741
Los Angeles Unified School District, GO, 6.76%, 07/01/34	420,000	553,358
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	200,000	271,468
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	129,698
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	239,698
State of California, GO 7.55%, 04/01/39	1,810,000	2,631,142
7.63%, 03/01/40	425,000	618,065
University of California, RB Series F, 5.95%, 05/15/45	300,000	366,000
Series H, 6.55%, 05/15/48	150,000	193,005
Series F, 6.58%, 05/15/49	200,000	256,786
Series AQ, 4.77%, 05/15/15	150,000	140,813

		6,824,424

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	49,445

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	585,020

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	251,503

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	588,535

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	$300,000	$346,215
State of Illinois, GO 5.88%, 03/01/19	200,000	213,998
4.95%, 06/01/23	160,000	160,067
5.10%, 06/01/33	1,445,000	1,367,042

		2,087,322

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	542,055

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	558,324
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	125,000	141,948
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,122,874
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	297,060

		2,120,206

New York 0.2%
City of New York, GO, 5.97%, 03/01/36	250,000	309,042
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	670,694
New York City Municipal Water Finance Authority, RB, 5.44%, 06/15/43	300,000	365,166
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	602,780
New York State Dormitory Authority, Special Tax Revenue, 5.50%, 03/15/30	100,000	118,944
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 03/15/39	250,000	300,000
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	549,846
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	745,104

		3,661,576

Municipal Bonds (continued)

	Principal Amount	Market Value

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	$300,000	$311,202

Ohio 0.1%
American Municipal Power Inc., RB Series E, 6.27%, 02/15/50	165,000	192,138
Series B, 7.50%, 02/15/50	150,000	200,377
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	105,825
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	338,730
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	168,221

		1,005,291

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	564,645

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	125,191

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	262,038
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	384,408
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	176,355
University of Texas System, RB Series A, 5.26%, 07/01/39	260,000	313,451
Series C, 4.79%, 08/15/46	200,000	226,762

		1,363,014

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 08/01/40	200,000	235,156

Total Municipal Bonds (cost $17,875,201)		20,314,585

Sovereign Bonds 3.6%
AUSTRIA 0.1%
Oesterreichische Kontrollbank AG, 0.75%, 05/19/17	1,500,000	1,492,980

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

BRAZIL 0.1%
Brazilian Government International Bond, 4.88%, 01/22/21 (b)	$224,000	$207,200
4.25%, 01/07/25	795,000	639,975
7.13%, 01/20/37 (b)	805,000	694,312

		1,541,487

CANADA 0.4%
Canada Government International Bond, 1.13%, 03/19/18	500,000	498,452
1.63%, 02/27/19	750,000	750,674
Export Development Canada, 1.00%, 06/15/18	1,000,000	992,129
Hydro Quebec,
8.88%, 03/01/26	156,000	218,078
Province of Nova Scotia Canada,
5.13%, 01/26/17	885,000	920,970
Province of Ontario Canada,
1.20%, 02/14/18 (b)	500,000	497,082
3.00%, 07/16/18	250,000	258,405
2.00%, 09/27/18	750,000	756,186
2.00%, 01/30/19	1,000,000	1,004,476
1.88%, 05/21/20	1,000,000	990,504
Province of Quebec Canada,
3.50%, 07/29/20	400,000	423,025
7.50%, 09/15/29	578,000	831,306

		8,141,287

CHILE 0.0%†
Chile Government International Bond, 3.13%, 03/27/25 (b)	250,000	250,375

COLOMBIA 0.1%
Colombia Government International Bond, 4.38%, 07/12/21 (b)	1,150,000	1,155,750
7.38%, 09/18/37 (b)	225,000	248,062
5.63%, 02/26/44	500,000	456,250
5.00%, 06/15/45	500,000	417,500

		2,277,562

GERMANY 0.4%
FMS Wertmanagement AoeR, 0.63%, 01/30/17 (b)	1,000,000	995,424
KFW, 0.75%, 03/17/17 (b)	2,500,000	2,491,888
1.88%, 04/01/19	1,000,000	1,007,112
1.50%, 04/20/20	1,000,000	985,085
1.88%, 11/30/20	2,000,000	1,990,766
Landwirtschaftliche Rentenbank,
0.88%, 09/12/17	1,000,000	995,224

		8,465,499

Sovereign Bonds (continued)

	Principal Amount	Market Value

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	$500,000	$507,840

ITALY 0.0%†
Italy Government International Bond, 6.88%, 09/27/23	251,000	308,406
5.38%, 06/15/33	541,000	617,500

		925,906

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 11/13/18	500,000	497,394
Japan Bank for International Cooperation/Japan, 1.75%, 05/28/20	2,000,000	1,955,474

		2,452,868

MEXICO 0.3%
Mexico Government International Bond, 5.63%, 01/15/17 (b)	800,000	831,200
5.13%, 01/15/20	1,000,000	1,090,000
3.50%, 01/21/21 (b)	1,000,000	1,015,000
4.00%, 10/02/23	500,000	506,500
6.75%, 09/27/34	1,246,000	1,495,200
4.75%, 03/08/44	400,000	364,400
5.55%, 01/21/45	500,000	512,500
4.60%, 01/23/46	347,000	307,095
5.75%, 10/12/10	200,000	186,500

		6,308,395

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36	250,000	296,875
4.30%, 04/29/53 (b)	500,000	425,625

		722,500

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19 (b)	1,840,000	2,094,840
8.75%, 11/21/33 (b)	500,000	705,000

		2,799,840

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	1,500,000	1,751,915
9.50%, 02/02/30	500,000	787,477
7.75%, 01/14/31	500,000	702,485
6.38%, 10/23/34	500,000	651,886

		3,893,763

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

POLAND 0.1%
Poland Government International Bond, 6.38%, 07/15/19	$750,000	$856,875
5.13%, 04/21/21	200,000	222,658
5.00%, 03/23/22	300,000	332,625
4.00%, 01/22/24	500,000	526,000

		1,938,158

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24	500,000	475,625
6.25%, 03/08/41 (b)	200,000	204,000
5.38%, 07/24/44 (b)	250,000	225,000

		904,625

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	639,024
5.00%, 04/11/22	500,000	559,458
Republic of Korea, 5.63%, 11/03/25 (b)	300,000	369,092
4.13%, 06/10/44 (b)	250,000	281,800

		1,849,374

SUPRANATIONAL 1.4%
Asian Development Bank, 0.75%, 07/28/17	2,000,000	1,988,852
1.75%, 09/11/18	500,000	503,976
1.63%, 08/26/20	500,000	494,320
1.88%, 02/18/22	500,000	492,653
Corp. Andina de Fomento, 4.38%, 06/15/22	350,000	372,610
Council Of Europe Development Bank, 1.50%, 06/19/17	500,000	502,740
1.00%, 03/07/18	200,000	198,671
European Bank for Reconstruction & Development, 1.00%, 02/16/17	2,000,000	2,003,500
European Investment Bank, 1.13%, 12/15/16	1,000,000	1,001,040
0.88%, 04/18/17	3,500,000	3,492,213
5.13%, 05/30/17	325,000	342,956
1.00%, 08/17/17	2,000,000	1,994,388
1.00%, 03/15/18	1,000,000	991,835
1.00%, 06/15/18	500,000	495,128
1.13%, 08/15/18	3,000,000	2,973,654
1.88%, 03/15/19	1,000,000	1,007,413
1.38%, 06/15/20	500,000	488,223
4.00%, 02/16/21	500,000	546,945
Inter-American Development Bank, 1.00%, 07/14/17	1,000,000	998,486
0.88%, 03/15/18	500,000	496,121

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL (continued)
Inter-American Development Bank (continued)
1.75%, 08/24/18	$300,000	$302,800
1.75%, 10/15/19	1,000,000	1,003,482
1.38%, 07/15/20	750,000	736,684
2.13%, 11/09/20	750,000	761,289
1.75%, 04/14/22	500,000	489,014
International Bank for Reconstruction & Development,
0.75%, 12/15/16	500,000	499,652
0.63%, 05/02/17	2,000,000	1,982,728
1.13%, 07/18/17	500,000	501,406
1.00%, 06/15/18	1,500,000	1,487,517
1.00%, 10/05/18	500,000	494,331
1.63%, 02/10/22	500,000	485,172
7.63%, 01/19/23	973,000	1,305,330
International Finance Corp., 0.88%, 06/15/18 (b)	750,000	741,500

		32,176,629

TURKEY 0.2%
Turkey Government International Bond, 6.75%, 04/03/18	1,000,000	1,076,000
5.63%, 03/30/21	500,000	528,702
3.25%, 03/23/23 (b)	1,500,000	1,374,084
7.38%, 02/05/25	500,000	583,800
6.00%, 01/14/41	2,000,000	2,043,500

		5,606,086

URUGUAY 0.0%†
Uruguay Government International Bond, 4.50%, 08/14/24 (b)	650,000	659,750
5.10%, 06/18/50	350,000	301,875

		961,625

Total Sovereign Bonds (cost $83,856,919)		83,216,799

U.S. Government Mortgage Backed Agencies 28.2%
Federal Home Loan Mortgage Corp. Gold Pool Pool# E00938 7.00%, 01/01/16	26	26
Pool# E82132 7.00%, 01/01/16	8	8
Pool# E82815 6.00%, 03/01/16	30	30
Pool# E83231 6.00%, 04/01/16	13	13

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E83233 6.00%, 04/01/16	$67	$67
Pool# G11972 6.00%, 04/01/16	533	534
Pool# E83933 6.50%, 05/01/16	13	13
Pool# E84236 6.50%, 06/01/16	136	136
Pool# E00996 6.50%, 07/01/16	63	63
Pool# E86533 6.00%, 12/01/16	195	197
Pool# E87584 6.00%, 01/01/17	224	227
Pool# E86995 6.50%, 01/01/17	667	668
Pool# E87291 6.50%, 01/01/17	797	802
Pool# E88076 6.00%, 02/01/17	806	818
Pool# E88055 6.50%, 02/01/17	4,211	4,287
Pool# E88134 6.00%, 03/01/17	201	202
Pool# E88768 6.00%, 03/01/17	309	310
Pool# E88729 6.00%, 04/01/17	906	915
Pool# E89149 6.00%, 04/01/17	519	528
Pool# E89151 6.00%, 04/01/17	1,049	1,065
Pool# E89217 6.00%, 04/01/17	926	942
Pool# E89222 6.00%, 04/01/17	1,567	1,576
Pool# E89347 6.00%, 04/01/17	185	187
Pool# E89496 6.00%, 04/01/17	564	575
Pool# E89203 6.50%, 04/01/17	684	695
Pool# E89530 6.00%, 05/01/17	2,276	2,317
Pool# E89909 6.00%, 05/01/17	639	652
Pool# B15071 6.00%, 06/01/17	5,249	5,279
Pool# E01157 6.00%, 06/01/17	2,512	2,571
Pool# E90194 6.00%, 06/01/17	656	670

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E90313 6.00%, 06/01/17	$261	$267
Pool# E90645 6.00%, 07/01/17	2,388	2,432
Pool# G18007 6.00%, 07/01/19	7,612	8,007
Pool# B16087 6.00%, 08/01/19	35,191	36,718
Pool# J00935 5.00%, 12/01/20	10,589	10,951
Pool# J00854 5.00%, 01/01/21	107,474	111,153
Pool# J01279 5.50%, 02/01/21	9,478	10,136
Pool# J01570 5.50%, 04/01/21	7,695	8,092
Pool# J01771 5.00%, 05/01/21	10,238	10,588
Pool# J06015 5.00%, 05/01/21	49,310	51,078
Pool# G18122 5.00%, 06/01/21	19,689	21,140
Pool# J01980 6.00%, 06/01/21	12,683	12,741
Pool# J03074 5.00%, 07/01/21	13,978	14,755
Pool# J03028 5.50%, 07/01/21	2,194	2,283
Pool# C90719 5.00%, 10/01/23	496,392	541,697
Pool# J09912 4.00%, 06/01/24	1,095,766	1,156,789
Pool# C00351 8.00%, 07/01/24	639	754
Pool# G13900 5.00%, 12/01/24	197,410	209,043
Pool# D60780 8.00%, 06/01/25	2,534	2,832
Pool# G30267 5.00%, 08/01/25	159,075	173,581
Pool# E02746 3.50%, 11/01/25	589,592	617,977
Pool# J13883 3.50%, 12/01/25	1,205,901	1,267,740
Pool# J14732 4.00%, 03/01/26	578,725	611,431
Pool# E02896 3.50%, 05/01/26	646,268	677,435
Pool# J18127 3.00%, 03/01/27	539,984	557,439
Pool# J18702 3.00%, 03/01/27	581,947	600,796

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J19106 3.00%, 05/01/27	$216,252	$223,259
Pool# J20471 3.00%, 09/01/27	970,750	1,002,192
Pool# D82854 7.00%, 10/01/27	1,662	1,821
Pool# G14609 3.00%, 11/01/27	1,312,825	1,355,360
Pool# C00566 7.50%, 12/01/27	2,227	2,582
Pool# G15100 2.50%, 07/01/28	480,165	488,215
Pool# C00678 7.00%, 11/01/28	2,405	2,747
Pool# C18271 7.00%, 11/01/28	2,751	3,042
Pool# C00836 7.00%, 07/01/29	1,185	1,350
Pool# C31282 7.00%, 09/01/29	120	125
Pool# C31285 7.00%, 09/01/29	3,013	3,477
Pool# A18212 7.00%, 11/01/29	47,221	50,365
Pool# C32914 8.00%, 11/01/29	3,368	3,665
Pool# G18536 2.50%, 01/01/30	7,565,101	7,641,354
Pool# C37436 8.00%, 01/01/30	3,228	3,980
Pool# C36306 7.00%, 02/01/30	781	819
Pool# C36429 7.00%, 02/01/30	775	808
Pool# C00921 7.50%, 02/01/30	2,463	2,994
Pool# G01108 7.00%, 04/01/30	1,009	1,170
Pool# C37703 7.50%, 04/01/30	1,692	1,845
Pool# G18552 3.00%, 05/01/30	2,723,592	2,809,595
Pool# J32243 3.00%, 07/01/30	1,467,560	1,513,989
Pool# J32255 3.00%, 07/01/30	304,437	314,045
Pool# J32257 3.00%, 07/01/30	337,237	348,209
Pool# C41561 8.00%, 08/01/30	2,330	2,471
Pool# C01051 8.00%, 09/01/30	4,167	5,151

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C43550 7.00%, 10/01/30	$4,910	$5,483
Pool# C44017 7.50%, 10/01/30	550	564
Pool# C43967 8.00%, 10/01/30	39,720	43,292
Pool# C44957 8.00%, 11/01/30	3,603	4,147
Pool# C01103 7.50%, 12/01/30	1,699	2,052
Pool# C46932 7.50%, 01/01/31	791	830
Pool# C47287 7.50%, 02/01/31	2,634	2,757
Pool# C48851 7.00%, 03/01/31	2,602	2,676
Pool# C48206 7.50%, 03/01/31	2,092	2,099
Pool# C91366 4.50%, 04/01/31	224,748	244,126
Pool# C91377 4.50%, 06/01/31	119,433	129,655
Pool# C53324 7.00%, 06/01/31	1,934	2,057
Pool# C01209 8.00%, 06/01/31	1,353	1,556
Pool# C55071 7.50%, 07/01/31	743	767
Pool# G01309 7.00%, 08/01/31	2,850	3,394
Pool# C01222 7.00%, 09/01/31	2,195	2,577
Pool# G01311 7.00%, 09/01/31	19,513	22,743
Pool# G01315 7.00%, 09/01/31	719	842
Pool# C58647 7.00%, 10/01/31	1,156	1,240
Pool# C60012 7.00%, 11/01/31	946	974
Pool# C61298 8.00%, 11/01/31	3,122	3,226
Pool# C61105 7.00%, 12/01/31	6,651	7,110
Pool# C01305 7.50%, 12/01/31	1,378	1,566
Pool# C62218 7.00%, 01/01/32	3,043	3,115
Pool# C63171 7.00%, 01/01/32	10,094	11,544
Pool# C64121 7.50%, 02/01/32	2,365	2,453

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# D99004 3.50%, 03/01/32	$292,720	$306,112
Pool# G30577 3.50%, 04/01/32	690,430	722,012
Pool# C01345 7.00%, 04/01/32	11,587	13,620
Pool# G01391 7.00%, 04/01/32	33,486	39,390
Pool# C65717 7.50%, 04/01/32	4,950	5,093
Pool# C01370 8.00%, 04/01/32	4,723	5,588
Pool# C66916 7.00%, 05/01/32	20,658	23,482
Pool# C67235 7.00%, 05/01/32	13,026	14,024
Pool# C01381 8.00%, 05/01/32	19,483	22,877
Pool# C68290 7.00%, 06/01/32	4,514	4,991
Pool# C68300 7.00%, 06/01/32	13,768	15,544
Pool# D99266 3.50%, 07/01/32	481,387	503,411
Pool# G01449 7.00%, 07/01/32	22,250	26,083
Pool# C68988 7.50%, 07/01/32	3,620	3,632
Pool# C69908 7.00%, 08/01/32	29,841	33,312
Pool# C70211 7.00%, 08/01/32	14,642	15,238
Pool# C91558 3.50%, 09/01/32	117,136	122,494
Pool# G01536 7.00%, 03/01/33	22,869	27,420
Pool# G30642 3.00%, 05/01/33	248,267	254,505
Pool# G30646 3.00%, 05/01/33	579,882	594,468
Pool# K90535 3.00%, 05/01/33	116,702	119,632
Pool# A16419 6.50%, 11/01/33	18,288	20,828
Pool# C01806 7.00%, 01/01/34	14,202	15,026
Pool# A21356 6.50%, 04/01/34	75,341	86,064
Pool# C01851 6.50%, 04/01/34	57,416	68,129
Pool# A22067 6.50%, 05/01/34	79,955	93,864

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A24301 6.50%, 05/01/34	$113,542	$130,987
Pool# A24988 6.50%, 07/01/34	13,288	15,133
Pool# G01741 6.50%, 10/01/34	24,445	28,777
Pool# G08023 6.50%, 11/01/34	51,747	61,313
Pool# A33137 6.50%, 01/01/35	13,438	15,304
Pool# G01947 7.00%, 05/01/35	27,637	32,911
Pool# G08073 5.50%, 08/01/35	272,999	303,660
Pool# A37135 5.50%, 09/01/35	475,686	526,018
Pool# A47368 5.00%, 10/01/35	319,297	351,539
Pool# A38255 5.50%, 10/01/35	356,694	395,063
Pool# A38531 5.50%, 10/01/35	493,390	546,919
Pool# G08088 6.50%, 10/01/35	184,711	210,360
Pool# A39759 5.50%, 11/01/35	31,020	34,334
Pool# A40376 5.50%, 12/01/35	20,310	22,435
Pool# A42305 5.50%, 01/01/36	62,475	69,354
Pool# A41548 7.00%, 01/01/36	39,076	44,083
Pool# G08111 5.50%, 02/01/36	431,312	478,703
Pool# A43861 5.50%, 03/01/36	141,090	156,554
Pool# A43884 5.50%, 03/01/36	502,254	557,690
Pool# A43885 5.50%, 03/01/36	406,212	453,304
Pool# A43886 5.50%, 03/01/36	734,486	832,794
Pool# A48378 5.50%, 03/01/36	282,835	312,496
Pool# G08116 5.50%, 03/01/36	76,175	84,699
Pool# A48735 5.50%, 05/01/36	27,642	30,644
Pool# A53039 6.50%, 10/01/36	143,666	163,615
Pool# A53219 6.50%, 10/01/36	21,915	24,958

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05254 5.00%, 01/01/37	$289,193	$317,614
Pool# G04331 5.00%, 02/01/37	260,629	286,695
Pool# G05941 6.00%, 02/01/37	1,359,301	1,552,254
Pool# G03620 6.50%, 10/01/37	7,932	9,034
Pool# G03721 6.00%, 12/01/37	127,667	143,929
Pool# G03969 6.00%, 02/01/38	144,884	163,386
Pool# G04913 5.00%, 03/01/38	486,962	532,812
Pool# G05299 4.50%, 06/01/38	478,906	517,911
Pool# G04581 6.50%, 08/01/38	261,523	297,838
Pool# A81674 6.00%, 09/01/38	704,702	795,497
Pool# A85442 5.00%, 03/01/39	371,606	405,396
Pool# G05459 5.50%, 05/01/39	3,891,461	4,307,683
Pool# G05535 4.50%, 07/01/39	1,519,368	1,639,002
Pool# A89500 4.50%, 10/01/39	192,507	207,664
Pool# A91165 5.00%, 02/01/40	6,865,255	7,533,649
Pool# G60195 4.00%, 06/01/42	1,662,063	1,760,363
Pool# Q08977 4.00%, 06/01/42	326,371	345,469
Pool# Q11087 4.00%, 09/01/42	400,682	423,945
Pool# G07158 3.50%, 10/01/42	1,344,323	1,385,545
Pool# G07163 3.50%, 10/01/42	580,377	598,644
Pool# Q11532 3.50%, 10/01/42	424,156	437,162
Pool# Q12051 3.50%, 10/01/42	452,982	466,829
Pool# C09020 3.50%, 11/01/42	1,205,070	1,242,021
Pool# G07264 3.50%, 12/01/42	1,289,651	1,329,198
Pool# Q14292 3.50%, 01/01/43	229,619	236,803
Pool# Q14881 3.50%, 01/01/43	270,819	279,105

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q15774 3.00%, 02/01/43	$2,464,619	$2,466,127
Pool# Q15884 3.00%, 02/01/43	1,402,785	1,403,732
Pool# Q16470 3.00%, 03/01/43	2,401,431	2,403,053
Pool# V80002 2.50%, 04/01/43	845,008	814,287
Pool# G08528 3.00%, 04/01/43	10,528,155	10,533,911
Pool# Q16915 3.00%, 04/01/43	799,029	799,569
Pool# Q17675 3.50%, 04/01/43	1,072,977	1,105,868
Pool# Q18523 3.50%, 05/01/43	2,438,740	2,514,066
Pool# G08534 3.00%, 06/01/43	3,273,977	3,275,343
Pool# Q18751 3.50%, 06/01/43	2,344,756	2,416,342
Pool# G07410 3.50%, 07/01/43	409,840	423,400
Pool# G07459 3.50%, 08/01/43	1,620,195	1,669,615
Pool# G60038 3.50%, 01/01/44	3,207,869	3,306,022
Pool# Q26869 4.00%, 06/01/44	2,133,743	2,263,176
Pool# Q28607 3.50%, 09/01/44	701,178	723,131
Pool# G08623 3.50%, 01/01/45	2,160,690	2,225,999
Pool# G08632 3.50%, 03/01/45	1,972,009	2,031,616
Pool# Q34165 4.00%, 06/01/45	845,079	894,611
Pool# Q34167 4.00%, 06/01/45	1,958,267	2,071,839
Pool# G08660 4.00%, 08/01/45	3,735,987	3,949,786
Pool# Q35617 4.00%, 08/01/45	5,019,223	5,310,319
Pool# G08669 4.00%, 09/01/45	2,594,535	2,743,014
Pool# G08671 3.50%, 10/01/45	2,241,778	2,309,539
Pool# G08672 4.00%, 10/01/45	1,186,333	1,254,223
Pool# G08675 3.00%, 11/01/45	256,961	256,746
Pool# G08676 3.50%, 11/01/45	5,430,722	5,594,872

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08677 4.00%, 11/01/45	$4,388,608	$4,639,755
Pool# G08680 3.00%, 12/01/45	644,671	644,132
Pool# Q37723 3.00%, 12/01/45	93,193	93,115
Pool# Q37731 3.00%, 12/01/45	104,537	104,450
Pool# G08681 3.50%, 12/01/45	1,836,512	1,892,023
Pool# Q37702 3.50%, 12/01/45	959,161	988,153
Pool# G08682 4.00%, 12/01/45	1,356,114	1,433,723
Federal Home Loan Mortgage Corp. Gold Pool TBA 2.50%, 01/15/31	5,600,000	5,649,693
3.00%, 01/15/31	1,756,000	1,809,511
3.50%, 01/15/31	50,000	52,261
4.00%, 01/15/31	1,000,000	1,040,898
3.00%, 01/15/46	4,274,000	4,266,940
3.50%, 01/15/46	3,873,000	3,986,807
4.00%, 01/15/46	3,339,000	3,527,275
4.50%, 01/15/46	12,475,000	13,438,694
Federal Home Loan Mortgage Corp. Non Gold Pool Pool# 1B8478 3.33%, 07/01/41 (a)	546,007	572,775
Pool# 2B0108 2.55%, 01/01/42 (a)	110,958	117,081
Pool# 2B1381 1.76%, 06/01/43 (a)	59,645	60,679
Federal National Mortgage Association Pool Pool# 826869 5.50%, 08/01/20	119,745	127,123
Pool# 835228 5.50%, 08/01/20	3,270	3,431
Pool# 825811 5.50%, 09/01/20	3,054	3,232
Pool# 839585 5.50%, 09/01/20	13,053	13,631
Pool# 811505 5.50%, 10/01/20	5,428	5,740
Pool# 838565 5.50%, 10/01/20	124,130	132,230
Pool# 840102 5.50%, 10/01/20	93,696	98,807
Pool# 841947 5.50%, 10/01/20	5,205	5,411
Pool# 843102 5.50%, 10/01/20	2,781	2,901

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 839100 5.50%, 11/01/20	$2,699	$2,890
Pool# 830670 5.50%, 12/01/20	5,190	5,495
Pool# 788210 5.50%, 02/01/21	7,993	8,207
Pool# 867183 5.50%, 02/01/21	9,735	10,173
Pool# 811558 5.50%, 03/01/21	113,511	118,914
Pool# 870296 5.50%, 03/01/21	1,270	1,305
Pool# 878120 5.50%, 04/01/21	4,734	5,055
Pool# 811559 5.50%, 05/01/21	11,986	12,437
Pool# 879115 5.50%, 05/01/21	12,892	13,642
Pool# 885440 5.50%, 05/01/21	2,575	2,719
Pool# 845489 5.50%, 06/01/21	750	798
Pool# 880950 5.50%, 07/01/21	33,312	35,322
Pool# 870092 5.50%, 08/01/21	1,918	2,022
Pool# 896599 5.50%, 08/01/21	628	662
Pool# 903350 5.00%, 10/01/21	6,059	6,399
Pool# 894126 5.50%, 10/01/21	1,055	1,125
Pool# 902789 5.50%, 11/01/21	57,114	60,744
Pool# 901509 5.00%, 12/01/21	5,279	5,500
Pool# 906708 5.00%, 12/01/21	43,537	45,915
Pool# 928106 5.50%, 02/01/22	54,552	58,052
Pool# 914385 5.50%, 03/01/22	1,714	1,829
Pool# 913323 5.50%, 04/01/22	2,401	2,515
Pool# 913331 5.50%, 05/01/22	2,356	2,441
Pool# 899438 5.50%, 06/01/22	48,392	51,421
Pool# AA2549 4.00%, 04/01/24	331,197	350,297
Pool# 934863 4.00%, 06/01/24	560,063	593,001

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AC1374 4.00%, 08/01/24	$349,504	$369,833
Pool# AC1529 4.50%, 09/01/24	951,692	1,027,655
Pool# AD0244 4.50%, 10/01/24	123,739	133,069
Pool# AD4089 4.50%, 05/01/25	757,773	804,371
Pool# 890216 4.50%, 07/01/25	226,126	243,317
Pool# AB1609 4.00%, 10/01/25	475,653	504,504
Pool# AH1361 3.50%, 12/01/25	453,666	477,386
Pool# AH1518 3.50%, 12/01/25	256,918	269,540
Pool# AH5616 3.50%, 02/01/26	1,326,154	1,391,422
Pool# AL0298 4.00%, 05/01/26	977,915	1,037,554
Pool# AB4277 3.00%, 01/01/27	1,398,732	1,448,713
Pool# AP4746 3.00%, 08/01/27	384,373	398,104
Pool# AP4640 3.00%, 09/01/27	184,272	190,853
Pool# AP7855 3.00%, 09/01/27	1,742,345	1,804,612
Pool# AB6886 3.00%, 11/01/27	200,824	207,927
Pool# AB6887 3.00%, 11/01/27	409,980	424,528
Pool# AQ3758 3.00%, 11/01/27	210,049	217,556
Pool# AQ4532 3.00%, 11/01/27	250,614	259,586
Pool# AQ5096 3.00%, 11/01/27	533,515	552,602
Pool# AQ7406 3.00%, 11/01/27	172,308	178,467
Pool# AQ2884 3.00%, 12/01/27	175,732	182,010
Pool# AS0487 2.50%, 09/01/28	798,602	809,172
Pool# 930998 4.50%, 04/01/29	136,310	147,218
Pool# AX7727 2.50%, 03/01/30	1,792,343	1,808,585
Pool# AS4874 3.00%, 04/01/30	1,078,576	1,112,338
Pool# AS5412 2.50%, 07/01/30	425,065	428,917

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AS5420 3.00%, 07/01/30	$879,948	$907,425
Pool# AL7152 3.50%, 07/01/30	1,254,147	1,319,486
Pool# AS5702 2.50%, 08/01/30	1,656,774	1,671,786
Pool# AZ4898 2.50%, 08/01/30	1,219,045	1,230,091
Pool# AS5560 3.00%, 08/01/30	735,836	758,665
Pool# AS5717 3.00%, 08/01/30	580,586	598,621
Pool# AY8448 3.00%, 08/01/30	2,954,193	3,045,876
Pool# AZ7946 2.50%, 09/01/30	331,604	334,609
Pool# AZ2953 3.00%, 09/01/30	3,010,954	3,104,595
Pool# AZ5718 3.00%, 09/01/30	3,027,754	3,121,687
Pool# AS6060 3.00%, 10/01/30	2,488,285	2,565,770
Pool# AZ9234 3.50%, 10/01/30	209,902	220,037
Pool# BA2993 3.00%, 11/01/30	627,129	646,754
Pool# AS6272 2.50%, 12/01/30	585,455	590,760
Pool# AS6295 3.00%, 12/01/30	971,023	1,001,410
Pool# BA3545 3.00%, 12/01/30	505,809	521,638
Pool# AH1515 4.00%, 12/01/30	889,793	949,872
Pool# AD0716 6.50%, 12/01/30	2,683,534	3,067,128
Pool# AB2121 4.00%, 01/01/31	132,345	140,260
Pool# MA0641 4.00%, 02/01/31	705,481	754,770
Pool# 560868 7.50%, 02/01/31	805	823
Pool# 607212 7.50%, 10/01/31	13,301	15,059
Pool# MA0895 3.50%, 11/01/31	751,120	785,218
Pool# 607632 6.50%, 11/01/31	143	163
Pool# MA1029 3.50%, 04/01/32	559,169	584,626
Pool# 545556 7.00%, 04/01/32	8,750	10,159

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AO2565 3.50%, 05/01/32	$215,623	$225,442
Pool# 545605 7.00%, 05/01/32	11,883	14,165
Pool# AO5103 3.50%, 06/01/32	510,166	533,411
Pool# MA1107 3.50%, 07/01/32	75,809	79,257
Pool# 651361 7.00%, 07/01/32	6,306	6,707
Pool# AP1990 3.50%, 08/01/32	270,864	283,601
Pool# AP1997 3.50%, 08/01/32	126,149	131,888
Pool# AO7202 3.50%, 09/01/32	575,609	601,844
Pool# MA1166 3.50%, 09/01/32	439,531	459,484
Pool# 661664 7.50%, 09/01/32	18,528	19,024
Pool# AP3673 3.50%, 10/01/32	428,589	448,125
Pool# AB6962 3.50%, 11/01/32	646,244	675,485
Pool# AQ3343 3.50%, 11/01/32	371,226	388,137
Pool# 555346 5.50%, 04/01/33	116,676	131,998
Pool# 713560 5.50%, 04/01/33	11,985	13,432
Pool# 694846 6.50%, 04/01/33	16,766	19,161
Pool# 701261 7.00%, 04/01/33	644	669
Pool# AB9300 3.00%, 05/01/33	214,935	220,697
Pool# AB9402 3.00%, 05/01/33	584,191	599,782
Pool# AB9403 3.00%, 05/01/33	254,535	261,339
Pool# 555421 5.00%, 05/01/33	2,871,530	3,177,229
Pool# 555684 5.50%, 07/01/33	25,541	28,719
Pool# 720087 5.50%, 07/01/33	447,188	503,489
Pool# 728721 5.50%, 07/01/33	71,910	80,454
Pool# MA1527 3.00%, 08/01/33	2,429,201	2,494,228
Pool# 743235 5.50%, 10/01/33	45,986	51,604

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 750229 6.50%, 10/01/33	$47,169	$53,907
Pool# 755872 5.50%, 12/01/33	553,393	622,115
Pool# 725221 5.50%, 01/01/34	12,265	13,794
Pool# 725223 5.50%, 03/01/34	1,320	1,486
Pool# 725228 6.00%, 03/01/34	1,132,214	1,291,757
Pool# 725425 5.50%, 04/01/34	719,035	808,577
Pool# 725423 5.50%, 05/01/34	68,757	77,376
Pool# 725594 5.50%, 07/01/34	292,665	328,925
Pool# 788027 6.50%, 09/01/34	27,122	30,996
Pool# 807310 7.00%, 11/01/34	5,261	5,692
Pool# 735141 5.50%, 01/01/35	917,716	1,032,829
Pool# 889852 5.50%, 05/01/35	26,075	29,302
Pool# 256023 6.00%, 12/01/35	881,762	1,000,015
Pool# 745418 5.50%, 04/01/36	157,383	176,491
Pool# 745516 5.50%, 05/01/36	88,147	98,846
Pool# 889745 5.50%, 06/01/36	14,097	15,871
Pool# 888635 5.50%, 09/01/36	325,817	366,247
Pool# 995065 5.50%, 09/01/36	522,367	586,300
Pool# 995024 5.50%, 08/01/37	198,692	223,538
Pool# 995050 6.00%, 09/01/37	1,911,957	2,162,941
Pool# 955194 7.00%, 11/01/37	219,316	253,088
Pool# 928940 7.00%, 12/01/37	67,842	71,765
Pool# 990810 7.00%, 10/01/38	129,533	139,300
Pool# AC9890 2.31%, 04/01/40 (a)	2,655,942	2,826,743
Pool# AC9895 2.31%, 04/01/40 (a)	1,353,480	1,437,891
Pool# AD8536 5.00%, 08/01/40	715,784	789,841

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB1735 3.50%, 11/01/40	$19,358	$19,987
Pool# AE9747 4.50%, 12/01/40	1,914,236	2,071,939
Pool# 932888 3.50%, 01/01/41	399,727	415,105
Pool# 932891 3.50%, 01/01/41	65,907	68,259
Pool# AB2067 3.50%, 01/01/41	683,602	707,353
Pool# AB2068 3.50%, 01/01/41	382,472	395,544
Pool# AL6521 5.00%, 04/01/41	2,970,478	3,317,342
Pool# AL0390 5.00%, 05/01/41	1,379,389	1,525,620
Pool# AL5863 4.50%, 06/01/41	6,655,613	7,230,682
Pool# AJ1249 3.30%, 09/01/41 (a)	699,819	733,372
Pool# AI9851 4.50%, 09/01/41	104,584	113,163
Pool# AL0761 5.00%, 09/01/41	405,556	448,510
Pool# AJ5431 4.50%, 10/01/41	196,338	212,381
Pool# AJ4861 4.00%, 12/01/41	376,180	399,071
Pool# AK0714 2.42%, 02/01/42 (a)	207,652	218,851
Pool# AW8167 3.50%, 02/01/42	2,456,230	2,540,414
Pool# AB5185 3.50%, 05/01/42	942,363	974,001
Pool# AO3575 4.50%, 05/01/42	65,876	71,148
Pool# AO4647 3.50%, 06/01/42	1,743,387	1,802,236
Pool# AO8036 4.50%, 07/01/42	1,737,389	1,878,925
Pool# AB6017 3.50%, 08/01/42	1,872,642	1,935,725
Pool# AP2092 4.50%, 08/01/42	46,849	50,598
Pool# AP6579 3.50%, 09/01/42	1,632,299	1,687,192
Pool# AB6524 3.50%, 10/01/42	2,854,799	2,950,272
Pool# AB7074 3.00%, 11/01/42	1,571,441	1,575,363
Pool# AB6786 3.50%, 11/01/42	1,302,228	1,345,552

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AL2677 3.50%, 11/01/42	$1,509,603	$1,561,480
Pool# AB7362 3.00%, 12/01/42	2,373,755	2,379,168
Pool# AQ2432 3.00%, 12/01/42	836,541	839,998
Pool# MA1273 3.50%, 12/01/42	872,415	901,466
Pool# AR4210 3.50%, 01/01/43	390,748	403,736
Pool# AT4982 1.89%, 04/01/43 (a)	114,904	117,498
Pool# AB9188 3.00%, 04/01/43	350,868	351,627
Pool# AR8213 3.50%, 04/01/43	432,940	447,750
Pool# AB9236 3.00%, 05/01/43	413,079	415,707
Pool# AB9237 3.00%, 05/01/43	1,313,977	1,321,100
Pool# AB9238 3.00%, 05/01/43	1,818,344	1,826,513
Pool# AT4137 3.00%, 05/01/43	689,070	690,428
Pool# AB9362 3.50%, 05/01/43	2,184,788	2,261,962
Pool# AT4250 2.06%, 06/01/43 (a)	209,434	212,109
Pool# AT4145 3.00%, 06/01/43	511,728	514,030
Pool# AT5897 3.00%, 06/01/43	439,556	440,491
Pool# AT9057 3.00%, 06/01/43	739,636	741,058
Pool# AB9814 3.00%, 07/01/43	1,748,542	1,756,387
Pool# AR7426 3.00%, 07/01/43	791,948	793,572
Pool# AS0021 3.00%, 07/01/43	8,063,346	8,079,897
Pool# AS0044 3.00%, 07/01/43	2,712,507	2,718,074
Pool# AT6871 3.00%, 07/01/43	267,261	267,787
Pool# AU1628 3.00%, 07/01/43	5,612,874	5,624,587
Pool# AS0203 3.00%, 08/01/43	1,206,821	1,212,243
Pool# AU4934 3.00%, 08/01/43	914,911	916,999
Pool# AS0255 4.50%, 08/01/43	702,897	759,148

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AS0516 3.00%, 09/01/43	$3,571,130	$3,578,168
Pool# AL4471 4.00%, 09/01/43	962,300	1,026,803
Pool# AL6951 3.50%, 10/01/43	1,423,050	1,470,766
Pool# AS2037 4.50%, 03/01/44	728,573	786,905
Pool# AS2276 4.50%, 04/01/44	1,402,489	1,515,554
Pool# AS3161 4.00%, 08/01/44	3,662,261	3,881,783
Pool# AS3655 4.50%, 10/01/44	3,196,849	3,466,871
Pool# AS3946 4.00%, 12/01/44	2,910,281	3,098,540
Pool# AS4375 4.00%, 02/01/45	1,213,691	1,295,197
Pool# AS4418 4.00%, 02/01/45	1,812,124	1,933,811
Pool# AX9524 4.00%, 02/01/45	2,551,500	2,724,825
Pool# AY1312 3.50%, 03/01/45	4,636,725	4,798,533
Pool# AY3376 3.50%, 04/01/45	10,254,781	10,587,909
Pool# AS4921 3.50%, 05/01/45	2,364,761	2,444,351
Pool# AS5012 4.00%, 05/01/45	3,367,278	3,593,411
Pool# AL6928 4.00%, 06/01/45	501,899	533,439
Pool# AS5386 4.00%, 07/01/45	4,445,945	4,714,363
Pool# AZ2323 4.00%, 07/01/45	1,540,952	1,634,933
Pool# AS5696 3.50%, 08/01/45	5,380,943	5,555,743
Pool# AS5666 4.00%, 08/01/45	2,722,387	2,882,972
Pool# AS5668 4.00%, 08/01/45	2,682,320	2,844,265
Pool# AZ5682 4.00%, 08/01/45	1,279,207	1,357,226
Pool# AS5823 3.50%, 09/01/45	2,031,316	2,097,303
Pool# AZ4709 3.50%, 09/01/45	1,062,514	1,097,029
Pool# AS5775 4.00%, 09/01/45	2,255,355	2,391,526
Pool# AS5776 4.00%, 09/01/45	3,947,353	4,180,194

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AZ2947 4.00%, 09/01/45	$1,528,664	$1,618,833
Pool# FN AS5892 3.50%, 10/01/45	3,199,828	3,303,774
Pool# MA2414 3.50%, 10/01/45	3,017,320	3,115,338
Pool# AS6020 4.00%, 10/01/45	3,203,037	3,396,425
Pool# MA2436 4.50%, 10/01/45	258,510	280,514
Pool# BA2164 3.00%, 11/01/45	381,483	381,814
Pool# AZ3626 3.50%, 11/01/45	2,013,965	2,079,413
Pool# MA2458 4.00%, 11/01/45	2,123,001	2,248,234
Pool# BA3011 3.00%, 12/01/45	910,258	911,048
Pool# AS6282 3.50%, 12/01/45	3,329,239	3,441,547
Pool# AS6311 3.50%, 12/01/45	5,475,000	5,652,914
Pool# BA6247 3.50%, 12/01/45	705,405	728,328
Pool# BC0326 3.50%, 12/01/45	1,150,000	1,187,371
Pool# AS6400 4.00%, 12/01/45	2,418,208	2,563,097
Pool# MA2495 3.50%, 01/01/46	1,720,834	1,776,755
Federal National Mortgage Association Pool TBA 2.50%, 01/25/31	15,830,000	15,955,138
3.00%, 01/25/31	1,359,663	1,400,647
3.50%, 01/25/31	4,842,000	5,070,673
4.00%, 01/25/31	2,478,000	2,583,702
4.50%, 01/25/31	1,565,000	1,617,184
5.00%, 01/25/31	450,000	465,075
2.50%, 01/25/46	400,000	386,203
3.00%, 01/25/46	8,299,000	8,299,076
3.50%, 01/25/46	9,507,000	9,808,592
4.00%, 01/25/46	3,490,000	3,693,020
4.50%, 01/25/46	3,946,000	4,261,187
5.00%, 01/25/46	4,491,000	4,943,153
5.50%, 01/25/46	1,200,000	1,337,667
Government National Mortgage Association I Pool Pool# 279461 9.00%, 11/15/19	454	462
Pool# 376510 7.00%, 05/15/24	2,081	2,279

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 457801 7.00%, 08/15/28	$3,446	$3,656
Pool# 486936 6.50%, 02/15/29	2,338	2,675
Pool# 502969 6.00%, 03/15/29	7,361	8,368
Pool# 487053 7.00%, 03/15/29	2,958	3,308
Pool# 781014 6.00%, 04/15/29	5,990	6,915
Pool# 509099 7.00%, 06/15/29	3,930	4,062
Pool# 470643 7.00%, 07/15/29	15,468	16,483
Pool# 434505 7.50%, 08/15/29	164	183
Pool# 416538 7.00%, 10/15/29	306	307
Pool# 524269 8.00%, 11/15/29	8,145	8,278
Pool# 781124 7.00%, 12/15/29	15,581	18,523
Pool# 507396 7.50%, 09/15/30	52,376	54,477
Pool# 531352 7.50%, 09/15/30	4,776	5,137
Pool# 536334 7.50%, 10/15/30	216	223
Pool# 540659 7.00%, 01/15/31	985	1,006
Pool# 486019 7.50%, 01/15/31	2,173	2,460
Pool# 535388 7.50%, 01/15/31	677	695
Pool# 537406 7.50%, 02/15/31	488	497
Pool# 528589 6.50%, 03/15/31	39,977	45,739
Pool# 508473 7.50%, 04/15/31	6,966	7,618
Pool# 544470 8.00%, 04/15/31	3,446	3,496
Pool# 781287 7.00%, 05/15/31	7,641	9,100
Pool# 549742 7.00%, 07/15/31	5,155	5,698
Pool# 781319 7.00%, 07/15/31	2,395	2,875
Pool# 485879 7.00%, 08/15/31	12,428	14,159
Pool# 572554 6.50%, 09/15/31	69,066	79,021

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 555125 7.00%, 09/15/31	$874	$890
Pool# 781328 7.00%, 09/15/31	7,466	8,844
Pool# 550991 6.50%, 10/15/31	1,362	1,559
Pool# 571267 7.00%, 10/15/31	1,334	1,519
Pool# 574837 7.50%, 11/15/31	2,659	2,740
Pool# 555171 6.50%, 12/15/31	1,527	1,748
Pool# 781380 7.50%, 12/15/31	2,262	2,725
Pool# 781481 7.50%, 01/15/32	11,586	14,181
Pool# 580972 6.50%, 02/15/32	458	524
Pool# 781401 7.50%, 02/15/32	6,137	7,405
Pool# 781916 6.50%, 03/15/32	124,386	145,120
Pool# 552474 7.00%, 03/15/32	8,744	10,104
Pool# 781478 7.50%, 03/15/32	4,314	5,263
Pool# 781429 8.00%, 03/15/32	7,290	9,035
Pool# 781431 7.00%, 04/15/32	27,562	33,142
Pool# 568715 7.00%, 05/15/32	48,036	50,663
Pool# 552616 7.00%, 06/15/32	47,788	54,213
Pool# 570022 7.00%, 07/15/32	32,087	36,107
Pool# 583645 8.00%, 07/15/32	6,636	7,150
Pool# 595077 6.00%, 10/15/32	13,541	15,635
Pool# 596657 7.00%, 10/15/32	5,278	5,495
Pool# 552903 6.50%, 11/15/32	199,945	228,763
Pool# 552952 6.00%, 12/15/32	16,184	18,614
Pool# 588192 6.00%, 02/15/33	10,706	12,315
Pool# 602102 6.00%, 02/15/33	17,860	20,036
Pool# 553144 5.50%, 04/15/33	52,995	60,007

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 604243 6.00%, 04/15/33	$23,751	$27,364
Pool# 611526 6.00%, 05/15/33	10,171	11,409
Pool# 553320 6.00%, 06/15/33	49,218	56,855
Pool# 573916 6.00%, 11/15/33	39,946	44,811
Pool# 604788 6.50%, 11/15/33	137,646	157,485
Pool# 604875 6.00%, 12/15/33	56,069	64,740
Pool# 781688 6.00%, 12/15/33	69,427	80,138
Pool# 781690 6.00%, 12/15/33	27,930	32,237
Pool# 781699 7.00%, 12/15/33	11,896	13,975
Pool# 621856 6.00%, 01/15/34	39,168	43,946
Pool# 564799 6.00%, 03/15/34	109,646	122,998
Pool# 630038 6.50%, 08/15/34	99,747	114,124
Pool# 781804 6.00%, 09/15/34	78,191	90,256
Pool# 781847 6.00%, 12/15/34	67,401	77,525
Pool# 486921 5.50%, 02/15/35	25,415	28,841
Pool# 781902 6.00%, 02/15/35	65,351	73,903
Pool# 781933 6.00%, 06/15/35	9,965	11,481
Pool# 649510 5.50%, 10/15/35	382,506	430,823
Pool# 649513 5.50%, 10/15/35	700,392	779,250
Pool# 652207 5.50%, 03/15/36	177,928	200,271
Pool# 652539 5.00%, 05/15/36	39,808	44,394
Pool# 655519 5.00%, 05/15/36	56,367	61,804
Pool# 606308 5.50%, 05/15/36	57,151	64,105
Pool# 606314 5.50%, 05/15/36	14,112	15,701
Pool# 657912 6.50%, 08/15/36	7,850	8,982
Pool# 697957 4.50%, 03/15/39	2,817,386	3,044,090

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 704630 5.50%, 07/15/39	$114,011	$127,142
Pool# 710724 4.50%, 08/15/39	1,112,865	1,202,421
Pool# 722292 5.00%, 09/15/39	2,218,543	2,456,721
Pool# 782803 6.00%, 11/15/39	1,008,622	1,139,769
Pool# 736666 4.50%, 04/15/40	2,854,100	3,083,794
Pool# 733312 4.00%, 09/15/40	132,059	140,159
Pool# 742235 4.00%, 12/15/40	422,811	448,872
Pool# 690662 4.00%, 01/15/41	106,484	114,877
Pool# 719486 4.00%, 01/15/41	69,894	75,466
Pool# 742244 4.00%, 01/15/41	351,086	379,092
Pool# 753826 4.00%, 01/15/41	114,650	123,779
Pool# 755958 4.00%, 01/15/41	354,262	382,169
Pool# 755959 4.00%, 01/15/41	276,420	299,437
Pool# 759075 4.00%, 01/15/41	314,918	341,120
Pool# 757555 4.00%, 02/15/41	52,264	56,581
Pool# 757557 4.00%, 02/15/41	73,129	78,954
Pool# 759207 4.00%, 02/15/41	561,648	608,174
Pool# 738107 4.00%, 03/15/41	1,008,420	1,081,232
Pool# 778869 4.00%, 02/15/42	552,959	592,900
Pool# AD2254 3.50%, 03/15/43	233,971	244,091
Pool# AD8789 3.50%, 03/15/43	1,200,949	1,256,750
Pool# AA6403 3.00%, 05/15/43	1,873,144	1,905,596
Pool# AD2411 3.50%, 05/15/43	944,296	985,181
Government National Mortgage Association I Pool TBA 3.00%, 01/15/46	2,850,000	2,885,489
3.50%, 01/15/46	2,100,000	2,184,777
4.00%, 01/15/46	1,000,000	1,060,781
4.50%, 01/15/46	575,000	619,563

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool Pool# G23851 5.50%, 05/20/36	$1,016,277	$1,129,907
Pool# G24245 6.00%, 09/20/38	446,395	499,466
Pool# G24559 5.00%, 10/20/39	1,209,097	1,335,919
Pool# G24715 5.00%, 06/20/40	285,765	315,741
Pool# G24747 5.00%, 07/20/40	3,498,339	3,865,309
Pool# G24771 4.50%, 08/20/40	3,094,126	3,370,445
Pool# G24802 5.00%, 09/20/40	2,052,405	2,267,702
Pool# G24834 4.50%, 10/20/40	686,050	747,329
Pool# 737727 4.00%, 12/20/40	2,921,775	3,159,177
Pool# 737730 4.00%, 12/20/40	846,925	916,164
Pool# G24923 4.50%, 01/20/41	1,045,340	1,138,697
Pool# G24978 4.50%, 03/20/41	162,532	177,048
Pool# G25017 4.50%, 04/20/41	1,877,212	2,044,867
Pool# G25056 5.00%, 05/20/41	556,024	614,355
Pool# G25082 4.50%, 06/20/41	675,835	736,196
Pool# G25175 4.50%, 09/20/41	702,763	765,530
Pool# G2675523 3.50%, 03/20/42	632,929	661,810
Pool# G25332 4.00%, 03/20/42	709,200	758,144
Pool# G2MA0392 3.50%, 09/20/42	3,164,763	3,309,148
Pool# G2MA0534 3.50%, 11/20/42	4,580,237	4,789,203
Pool# G2MA0852 3.50%, 03/20/43	2,419,000	2,528,994
Pool# G2MA0934 3.50%, 04/20/43	2,264,634	2,367,435
Pool# G2AF1001 3.50%, 06/20/43	1,334,457	1,399,294
Pool# G2 MA1376 4.00%, 10/20/43	1,384,794	1,477,274
Pool# G2 MA2372 4.00%, 11/20/44	10,418,034	11,069,957
Pool# G2 MA2522 4.00%, 01/20/45	11,574,803	12,299,113

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G2 MA2824 2.50%, 05/20/45	$1,300,657	$1,266,572
Pool# G2 AM4381 3.50%, 05/20/45	1,611,813	1,684,485
Pool# G2 MA2891 3.00%, 06/20/45	7,066,080	7,171,509
Pool# G2 MA3034 3.50%, 08/20/45	1,293,225	1,350,116
Pool# G2 AO1099 3.50%, 09/20/45	1,053,665	1,101,903
Pool# G2 AO1103 3.50%, 09/20/45	2,487,206	2,601,015
Pool# G2 MA3105 3.50%, 09/20/45	3,369,127	3,517,340
Pool# G2 MA3173 3.50%, 10/20/45	896,505	935,944
Pool# G2 MA3243 3.00%, 11/20/45	1,922,977	1,951,669
Pool# G2 MA3244 3.50%, 11/20/45	3,266,709	3,410,417
Pool# G2 MA3309 3.00%, 12/20/45	3,388,661	3,439,222
Pool# G2 MA3310 3.50%, 12/20/45	2,925,117	3,053,798
Government National Mortgage Association II Pool TBA
3.00%, 01/15/46	17,542,000	17,779,780
3.50%, 01/15/46	21,600,000	22,517,158
4.00%, 01/15/46	4,194,000	4,453,831
4.50%, 01/15/46	4,528,000	4,864,770

Total U.S. Government Mortgage Backed Agencies (cost $651,858,148)		656,153,532

U.S. Government Sponsored & Agency Obligations 2.5%
Federal Farm Credit Bank 4.88%, 01/17/17	695,000	723,133
Federal Home Loan Banks 4.88%, 05/17/17	1,125,000	1,183,727
5.25%, 06/05/17 (b)	3,000,000	3,180,348
5.50%, 07/15/36	1,500,000	1,948,473
Federal Home Loan Mortgage Corp. 0.88%, 03/07/18	4,000,000	3,971,932
1.20%, 10/29/18	3,400,000	3,375,170
3.75%, 03/27/19	1,870,000	2,002,136
1.38%, 05/01/20 (b)	5,500,000	5,415,141
2.38%, 01/13/22	6,000,000	6,083,352
6.75%, 09/15/29 (b)	557,000	794,240
6.25%, 07/15/32	2,245,000	3,121,100

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Government Sponsored & Agency Obligationss (continued)

	Principal Amount	Market Value

Federal National Mortgage Association 5.38%, 06/12/17	$1,995,000	$2,118,844
0.88%, 12/20/17	6,000,000	5,971,212
0.88%, 02/08/18	2,000,000	1,986,880
0.88%, 05/21/18 (b)	7,310,000	7,241,476
1.75%, 06/20/19	500,000	503,830
1.75%, 09/12/19	2,000,000	2,010,554
2.63%, 09/06/24 (b)	1,000,000	1,010,559
6.25%, 05/15/29	500,000	677,887
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	20,914
Tennessee Valley Authority 6.25%, 12/15/17	50,000	54,821
4.50%, 04/01/18	4,635,000	4,965,434
4.88%, 01/15/48	500,000	552,964

Total U.S. Government Sponsored & Agency Obligations (cost $57,460,159)		58,914,127

U.S. Treasury Bonds 6.2%
U.S. Treasury Bonds 8.75%, 05/15/17	124,000	137,097
8.13%, 08/15/19 (b)	1,900,000	2,342,419
8.50%, 02/15/20	2,138,000	2,722,025
8.00%, 11/15/21	2,210,000	2,950,953
7.63%, 11/15/22	2,000,000	2,714,376
6.25%, 08/15/23 (b)	6,000,000	7,744,218
7.50%, 11/15/24 (b)	1,500,000	2,138,613
6.88%, 08/15/25	449,000	628,758
6.00%, 02/15/26	4,000,000	5,340,468
6.13%, 11/15/27	500,000	692,168
5.25%, 02/15/29 (b)	1,200,000	1,572,094
4.50%, 02/15/36 (b)	3,000,000	3,844,686
5.00%, 05/15/37 (b)	305,000	417,981
4.25%, 05/15/39 (b)	1,500,000	1,852,909
4.50%, 08/15/39	1,080,000	1,382,189
4.38%, 11/15/39	300,000	377,215
4.63%, 02/15/40	5,000,000	6,512,695
4.38%, 05/15/40	1,600,000	2,013,250
3.88%, 08/15/40	1,000,000	1,169,141
4.25%, 11/15/40	2,400,000	2,967,094
4.75%, 02/15/41 (b)	7,400,000	9,836,798
4.38%, 05/15/41	1,500,000	1,892,988
3.75%, 08/15/41	8,000,000	9,189,688
3.13%, 11/15/41	7,100,000	7,335,187
3.13%, 02/15/42 (b)	2,000,000	2,065,078
2.75%, 08/15/42 (b)	5,500,000	5,257,010
2.75%, 11/15/42	1,500,000	1,430,215
3.13%, 02/15/43 (b)	4,750,000	4,868,380
2.88%, 05/15/43	2,000,000	1,950,000
3.63%, 08/15/43	2,000,000	2,252,422
3.75%, 11/15/43	5,000,000	5,758,985

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
3.63%, 02/15/44	$2,500,000	$2,812,305
3.38%, 05/15/44	500,000	536,602
3.13%, 08/15/44	5,700,000	5,825,354
3.00%, 11/15/44	7,500,000	7,472,753
2.50%, 02/15/45	15,800,000	14,176,187
3.00%, 05/15/45	2,500,000	2,488,575
2.88%, 08/15/45 (b)	6,900,000	6,701,356
3.00%, 11/15/45	3,200,000	3,190,374

Total U.S. Treasury Bonds (cost $137,741,810)		144,560,606

U.S. Treasury Notes 30.0%
U.S. Treasury Notes 4.63%, 02/15/17 (b)	365,000	379,985
0.88%, 02/28/17 (b)	5,000,000	5,001,955
3.00%, 02/28/17	2,475,000	2,534,942
0.50%, 03/31/17 (b)	20,000,000	19,908,600
1.00%, 03/31/17	5,000,000	5,007,810
0.50%, 04/30/17 (b)	8,655,000	8,609,700
0.88%, 04/30/17	2,000,000	1,999,140
3.13%, 04/30/17 (b)	8,500,000	8,745,038
4.50%, 05/15/17	21,275,000	22,296,370
0.75%, 06/30/17	6,740,000	6,718,938
2.50%, 06/30/17	3,790,000	3,874,388
0.88%, 07/15/17 (b)	10,000,000	9,983,200
0.50%, 07/31/17	8,000,000	7,939,376
0.88%, 08/15/17	12,000,000	11,973,276
1.88%, 08/31/17 (b)	5,000,000	5,068,555
1.00%, 09/15/17 (b)	2,000,000	1,998,828
0.75%, 10/31/17	12,000,000	11,936,256
4.25%, 11/15/17	3,710,000	3,927,528
0.63%, 11/30/17 (b)	5,000,000	4,958,595
2.25%, 11/30/17	4,400,000	4,497,280
1.00%, 12/15/17 (b)	18,129,000	18,104,218
0.88%, 01/31/18	7,000,000	6,965,000
0.75%, 02/28/18 (b)	2,500,000	2,478,710
2.75%, 02/28/18 (b)	7,000,000	7,240,352
0.75%, 03/31/18 (b)	8,600,000	8,523,073
2.88%, 03/31/18 (b)	30,000,000	31,141,410
0.75%, 04/15/18 (b)	12,000,000	11,883,744
2.38%, 05/31/18 (b)	8,000,000	8,225,312
0.88%, 07/15/18 (b)	8,000,000	7,927,816
1.00%, 09/15/18 (b)	10,000,000	9,928,910
1.38%, 09/30/18 (b)	13,000,000	13,040,625
0.88%, 10/15/18 (b)	8,500,000	8,406,364
1.25%, 10/31/18	2,000,000	1,997,188
1.25%, 11/30/18 (b)	5,000,000	4,991,600
1.25%, 12/15/18	8,500,000	8,482,073
1.38%, 12/31/18	5,000,000	5,003,710
1.50%, 12/31/18	3,725,000	3,741,878
1.38%, 02/28/19	1,000,000	999,336
1.63%, 03/31/19	7,000,000	7,043,750

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
3.13%, 05/15/19 (b)	$5,000,000	$5,274,805
1.13%, 05/31/19 (b)	2,000,000	1,977,656
1.50%, 05/31/19 (b)	500,000	500,469
1.00%, 06/30/19 (b)	4,500,000	4,425,647
3.63%, 08/15/19	11,000,000	11,810,392
1.00%, 08/31/19 (b)	9,000,000	8,822,457
1.63%, 08/31/19	4,000,000	4,011,408
1.75%, 09/30/19 (b)	8,000,000	8,054,064
1.50%, 10/31/19	4,500,000	4,485,937
3.38%, 11/15/19 (b)	5,360,000	5,723,472
1.50%, 11/30/19	6,000,000	5,976,096
1.13%, 12/31/19	3,000,000	2,943,048
1.63%, 12/31/19	2,000,000	2,000,078
3.63%, 02/15/20	7,480,000	8,067,883
1.25%, 02/29/20	9,700,000	9,541,240
1.38%, 02/29/20	6,000,000	5,931,096
1.13%, 03/31/20	5,000,000	4,887,500
1.38%, 03/31/20 (b)	25,000,000	24,692,375
1.38%, 04/30/20	4,800,000	4,737,936
3.50%, 05/15/20 (b)	19,400,000	20,856,513
1.88%, 06/30/20	1,000,000	1,006,992
1.63%, 07/31/20	5,000,000	4,976,170
2.00%, 07/31/20	7,000,000	7,080,388
2.63%, 08/15/20	4,710,000	4,892,696
1.38%, 08/31/20	5,000,000	4,919,920
1.38%, 10/31/20 (b)	5,000,000	4,911,720
1.75%, 10/31/20 (b)	6,000,000	5,990,628
2.63%, 11/15/20	15,300,000	15,896,455
1.63%, 11/30/20	10,000,000	9,940,620
2.00%, 11/30/20 (b)	3,000,000	3,030,351
2.38%, 12/31/20	1,000,000	1,028,164
2.00%, 02/28/21	3,000,000	3,024,960
3.13%, 05/15/21	1,000,000	1,063,516
2.13%, 06/30/21	5,000,000	5,062,890
2.25%, 07/31/21	3,000,000	3,056,250
2.13%, 08/15/21 (b)	1,500,000	1,517,754
2.13%, 09/30/21	9,000,000	9,094,923
2.00%, 11/15/21 (b)	6,000,000	6,017,580
1.88%, 11/30/21 (b)	4,000,000	3,983,436
1.50%, 01/31/22	5,000,000	4,860,545
2.00%, 02/15/22 (b)	3,000,000	3,005,391
1.75%, 03/31/22 (b)	26,500,000	26,092,138
1.75%, 04/30/22 (b)	7,000,000	6,887,888
1.75%, 05/15/22 (b)	4,000,000	3,934,532
2.13%, 06/30/22	6,500,000	6,533,514
2.00%, 07/31/22 (b)	3,500,000	3,490,568
1.75%, 09/30/22 (b)	8,500,000	8,331,326
1.63%, 11/15/22 (b)	1,300,000	1,262,879
2.00%, 11/30/22 (b)	8,500,000	8,453,513
1.75%, 05/15/23 (b)	7,000,000	6,819,806
2.75%, 11/15/23 (b)	5,000,000	5,218,165
2.75%, 02/15/24 (b)	2,500,000	2,604,005
2.50%, 05/15/24 (b)	7,000,000	7,152,852

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
2.38%, 08/15/24	$9,353,000	$9,450,552
2.25%, 11/15/24 (b)	7,550,000	7,546,165
2.00%, 02/15/25 (b)	4,200,000	4,105,664
2.13%, 05/15/25 (b)	11,300,000	11,152,569
2.00%, 08/15/25 (b)	14,000,000	13,650,546
2.25%, 11/15/25	3,000,000	2,993,319

Total U.S. Treasury Notes (cost $697,008,138)		698,246,251

Yankee Dollars 0.4%
Banks 0.1%
Bank of Montreal, 1.40%, 04/10/18	1,325,000	1,312,781
Westpac Banking Corp., 4.63%, 06/01/18	147,000	154,698

		1,467,479

Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	47,832
6.13%, 01/15/41	150,000	159,868
5.25%, 01/15/45	350,000	326,254
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	136,174

		670,128

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	220,000	284,166

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	514,302
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	771,451

		1,285,753

Insurance 0.0%†
XLIT Ltd., 4.45%, 03/31/25	750,000	734,440

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	87,110
Xstrata Canada Corp., 6.20%, 06/15/35	77,000	60,637

		147,747

Oil, Gas & Consumable Fuels 0.1%
Encana Corp., 6.50%, 08/15/34	350,000	283,083
Nexen, Inc. 5.88%, 03/10/35	133,000	143,839
6.40%, 05/15/37	350,000	391,443

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Petro-Canada, 5.95%, 05/15/35	$271,000	$271,707
Statoil ASA, 6.80%, 01/15/28	350,000	435,771
Suncor Energy, Inc. 3.60%, 12/01/24 (b)	235,000	221,341
6.50%, 06/15/38	500,000	534,989

		2,282,173

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	319,779
6.20%, 06/01/36	236,000	297,150
Canadian Pacific Railway Co., 2.90%, 02/01/25	500,000	470,647

		1,087,576

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	555,162

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,298

Total Yankee Dollars (cost $8,459,062)		8,621,922

Mutual Fund 1.5%

	Shares

Money Market Fund 1.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.32% (f)	33,782,937	33,782,937

Total Mutual Fund (cost $33,782,937)		33,782,937

Repurchase Agreements 1.2%

	Principal Amount

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $4,000,654, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $4,080,001. (g)(h)(i)	$4,000,000	4,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $8,956,542, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $9,135,348. (g)(h)	$8,956,224	$8,956,224
Nomura Securities International, Inc., Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $4,336,198, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $4,422,755. (g)(h)	4,336,034	4,336,034
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $10,000,642, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $10,200,000. (g)(h)	10,000,000	10,000,000

Total Repurchase Agreements (cost $27,292,258)		27,292,258

Total Investments (cost $2,325,127,110) (j) — 100.5%		2,338,035,213
Liabilities in excess of other assets — (0.5)%		(10,785,178)

NET ASSETS — 100.0%		$2,327,250,035

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2015. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $444,452,042, which was collateralized by repurchase agreements with a value of $27,292,258 and $429,737,856 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 30.90%, and maturity dates ranging from 01/07/16 - 12/20/65, a total value of $457,030,114.

Statement of Investments (Continued)

December 31, 2015

NVIT Bond Index Fund (Continued)

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $13,528,617 which represents 0.58% of net assets.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2015.

(e)	Investment in affiliate.

(f)	Represents 7-day effective yield as of December 31, 2015.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $27,292,258.

(h)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(i)	Illiquid security.

(j)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AG	Stock Corporation

AGM	Assured Guaranty Municipal Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

COP	Certificates of Participation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company
SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2015

NVIT Bond Index Fund
Assets:
Investment in affiliate, at value (cost $61,396)	$105,000
Investments in non-affiliates, at value* (cost $2,297,773,456)	2,310,637,955
Repurchase agreements, at value (cost $27,292,258)	27,292,258

Total Investments, at value (total cost $2,325,127,110)	2,338,035,213

Cash	149,999,458
Interest and dividends receivable	13,072,236
Security lending income receivable	23,752
Receivable for investments sold	53,716,693
Receivable for capital shares issued	27,913,797
Prepaid expenses	3,524

Total Assets	2,582,764,673

Liabilities:
Payable for investments purchased	227,337,421
Payable for capital shares redeemed	397,763
Payable upon return of securities loaned (Note 2)	27,292,258
Accrued expenses and other payables:
Investment advisory fees	354,025
Fund administration fees	55,821
Administrative servicing fees	13,743
Accounting and transfer agent fees	9,626
Custodian fees	13,088
Compliance program costs (Note 3)	2,452
Professional fees	31,424
Printing fees	6,769
Other	248

Total Liabilities	255,514,638

Net Assets	$2,327,250,035

Represented by:
Capital	$2,305,496,138
Accumulated undistributed net investment income	4,384,387
Accumulated net realized gains from affiliated and non-affiliated investments	4,461,407
Net unrealized appreciation/(depreciation) from investment in affiliate	43,604
Net unrealized appreciation/(depreciation) from investments in non-affiliates	12,864,499

Net Assets	$2,327,250,035

Net Assets:
Class I Shares	$138,704,554
Class Y Shares	2,188,545,481

Total	$2,327,250,035

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,377,901
Class Y Shares	210,870,858

Total	224,248,759

*	Includes value of securities on loan of $444,452,042 (Note 2).

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Bond Index Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.37
Class Y Shares	$10.38

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended December 31, 2015

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$51,142,185
Income from securities lending (Note 2)	401,448
Dividend income from non-affiliates	190,740
Interest income from affiliate	7,082

Total Income	51,741,455

EXPENSES:
Investment advisory fees	4,031,474
Fund administration fees	632,918
Administrative servicing fees Class I Shares	125,535
Professional fees	119,027
Printing fees	15,893
Trustee fees	62,210
Custodian fees	83,052
Accounting and transfer agent fees	53,482
Compliance program costs (Note 3)	9,617
Other	46,842

Total Expenses	5,180,050

NET INVESTMENT INCOME	46,561,405

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	7,770,392
Net change in unrealized appreciation/(depreciation) from investment in affiliate	(4,674)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(53,249,366)

Net change in unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	(53,254,040)

Net realized/unrealized losses from affiliated and non-affiliated investments	(45,483,648)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,077,757

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$46,561,405	$45,060,593
Net realized gains from non-affiliated investments	7,770,392	33,714,876
Net change in unrealized appreciation/(depreciation) from investments in affiliate and non-affiliates	(53,254,040)	40,376,952

Change in net assets resulting from operations	1,077,757	119,152,421

Distributions to Shareholders From:
Net investment income:
Class I	(2,110,223)	(1,294,667	)(a)
Class Y	(46,062,770)	(46,869,044)
Net realized gains:
Class I	(1,034,312)	–	(a)
Class Y	(25,485,936)	–

Change in net assets from shareholder distributions	(74,693,241)	(48,163,711)

Change in net assets from capital transactions	411,734,257	(321,616,683)

Change in net assets	338,118,773	(250,627,973)

Net Assets:
Beginning of year	1,989,131,262	2,239,759,235

End of year	$2,327,250,035	$1,989,131,262

Accumulated undistributed net investment income at end of year	$4,384,387	$2,965,452

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$96,634,238	$57,602,491	(a)
Dividends reinvested	3,144,535	1,294,667	(a)
Cost of shares redeemed	(15,438,352)	(130,410	)(a)

Total Class I Shares	84,340,421	58,766,748	(a)

Class Y Shares
Proceeds from shares issued	442,393,733	181,879,981
Dividends reinvested	71,548,706	46,869,044
Cost of shares redeemed	(186,548,603)	(609,132,456)

Total Class Y Shares	327,393,836	(380,383,431)

Change in net assets from capital transactions	$411,734,257	$(321,616,683)

SHARE TRANSACTIONS:
Class I Shares
Issued	9,085,724	5,328,749	(a)
Reinvested	300,930	121,451	(a)
Redeemed	(1,446,954)	(11,999	)(a)

Total Class I Shares	7,939,700	5,438,201	(a)

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

Statements of Changes in Net Assets (Continued)

	NVIT Bond Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS: (Continued)
Class Y Shares
Issued	40,854,127	17,014,735
Reinvested	6,833,761	4,390,292
Redeemed	(17,402,909)	(57,231,855)

Total Class Y Shares	30,284,979	(35,826,828)

Total change in shares	38,224,679	(30,388,627)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$10.69	0.21	(0.20)	0.01	(0.21)	(0.12)	(0.33)	$10.37	0.14%		$138,704,554	0.38%	1.96%	0.38%	283.08%
Period Ended December 31, 2014 (e)(f)	$10.63	0.15	0.18	0.33	(0.27)	–	(0.27)	$10.69	3.07%		$58,120,434	0.37%	2.01%	0.37%	288.75%

Class Y Shares
Year Ended December 31, 2015 (e)	$10.69	0.23	(0.20)	0.03	(0.22)	(0.12)	(0.34)	$10.38	0.35%		$2,188,545,481	0.23%	2.11%	0.23%	283.08%
Year Ended December 31, 2014 (e)	$10.35	0.24	0.37	0.61	(0.27)	–	(0.27)	$10.69	5.88%		$1,931,010,828	0.23%	2.21%	0.23%	288.75%
Year Ended December 31, 2013 (e)	$10.89	0.24	(0.50)	(0.26)	(0.25)	(0.03)	(0.28)	$10.35	(2.38%	)	$2,239,759,235	0.23%	2.22%	0.23%	226.92%
Year Ended December 31, 2012 (e)	$10.85	0.28	0.16	0.44	(0.31)	(0.09)	(0.40)	$10.89	4.03%		$1,989,479,298	0.24%	2.51%	0.24%	150.75%
Year Ended December 31, 2011 (e)	$10.42	0.33	0.45	0.78	(0.35)	–	(0.35)	$10.85	7.56%		$1,880,522,954	0.24%	3.07%	0.27%	111.32%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Fixed Income Fund.

The Fund currently offers Class I and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company and are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,952,543	$—	$8,952,543
Commercial Mortgage Backed Securities	—	40,703,130	—	40,703,130
Corporate Bonds	—	557,276,523	—	557,276,523
Municipal Bonds	—	20,314,585	—	20,314,585
Mutual Fund	33,782,937	—	—	33,782,937
Repurchase Agreements	—	27,292,258	—	27,292,258
Sovereign Bonds	—	83,216,799	—	83,216,799
U.S. Government Mortgage Backed Agencies	—	656,153,532	—	656,153,532
U.S. Government Sponsored & Agency Obligations	—	58,914,127	—	58,914,127
U.S. Treasury Bonds	—	144,560,606	—	144,560,606
U.S. Treasury Notes	—	698,246,251	—	698,246,251
Yankee Dollars	—	8,621,922	—	8,621,922
Total	$33,782,937	$2,304,252,276	$—	$2,338,035,213

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $27,292,258, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and

Notes to Financial Statements (Continued)

December 31, 2015

accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (b) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $204,000,000.

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$4,000,000	$—	$4,000,000	$(4,000,000)	$—
Goldman Sachs & Co.	8,956,224	—	8,956,224	(8,956,224)	—
Normura Securities International, Inc.	4,336,034	—	4,336,034	(4,336,034)	—
Normura Securities International, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$27,292,258	$—	$27,292,258	$(27,292,258)	$—

Amounts designated as — are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to paydown gains and losses and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Notes to Financial Statements (Continued)

December 31, 2015

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized (losses) from affiliated and non-affiliated investments
$—	$3,030,523	$(3,030,523)

Amount designated as “—” is zero or has been rounded to zero.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.155%
$3 billion and more	0.145%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.18%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.29% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $632,918 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $9,617.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $125,535.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% for Class I Shares.

4.  Investment in Affiliated Issuers

The Fund invests in an affiliated issuer. The Fund’s transactions in the shares of affiliated issuer during the year ended December 31, 2015 were as follows:

Affiliated Issuer	Market Value at December 31, 2014	Purchases at Cost	Sales Proceeds	Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2015
Nationwide Financial Services, Inc.	$109,725	$—	$—	$7,082	$—	$105,000

Amounts designated as “—” are zero or have been rounded to zero.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $6,552,756,277 and sales of $6,186,150,940 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the year ended December 31, 2015, the Fund had purchases of $454,787,132 and sales of $307,695,615 of U.S. Government securities (excluding short-term securities).

Notes to Financial Statements (Continued)

December 31, 2015

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.   Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$58,929,398	$15,763,843	$74,693,241	$—	$74,693,241

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

Notes to Financial Statements (Continued)

December 31, 2015

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$48,163,711	$—	$48,163,711	$—	$48,163,711

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$7,950,114	$1,173,304	$9,123,418	$—	$12,630,479	$21,753,897

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,325,404,734	$43,212,142	$(30,581,663)	$12,630,479

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Bond Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, brokers, the underlying fund’s transfer agent, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund designates $15,763,843, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

Annual Report

December 31, 2015

NVIT International Index Fund

AR-INTX 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT International Index Fund

For the annual period ended December 31, 2015, the NVIT International Index Fund (Class Y) registered -0.74% versus -0.81% for its benchmark, the MSCI EAFE® Index.* For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Multi-Cap Core Funds (consisting of 68 funds as of December 31, 2015) was -1.39% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

Two trends dominated markets during the first quarter. The first is the outperformance of European equities, a complete reversal of 2014. The second is the major shift towards monetary policy easing, with over 20 central banks around the world now having eased in some way, shape or form. Some, such as Denmark’s, have done it more than once. Clearly, the European Central Bank (ECB) sits at the top of the class in terms of both headlines and effect, which is part of the reason for the big outperformance of European equities. The weaker euro combined with falling oil prices and economic data beating depressed expectations has been a boon for risk assets across the eurozone and the surrounding countries.

Developed equity markets experienced significant negative performance in Q3 2015 driven primarily by weaker global growth expectations. Q3 started strong when developed markets outperformed in July with better-than-expected macro data broadly across Europe and Asia. Also adding to the positive performance was a new Greek bailout plan that alleviated uncertainty that surrounded the euro area in Q2. A positive start to Q2 earnings season added to the tailwind.

In August, however, developed markets took a sharp downturn as investors began to sell risk assets because of downward revisions to global growth expectations.

In September the downward pressure continued when the Federal Reserve (Fed) decided to keep rates unchanged while highlighting risks to growth from global macro developments.

Global markets bounced back in October on expectations that the start of the Fed’s rate hiking cycle would be delayed and China would cut rates.

Performance was mixed in November with developed markets outperforming and emerging markets underperforming as geopolitical concerns and terrorism were at the forefront.

In December, the ECB announced it was not going to increase the value of bonds purchased each month under its asset purchase program.

Exchange-traded futures are employed to equitize cash flows generated from daily participant activity, dividends, interest received and other cash flows associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Derivatives are not used in any speculative or arbitrage capacity, but only to equitize cash. For the year ended 2015, futures did not have any impact on performance.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA; Alan Mason; and Greg Savage, CFA

*	The Fund is indexed to an MSCI index. The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

4

Fund Overview	NVIT International Index Fund

Asset Allocation†

Common Stocks	97.7%
Repurchase Agreements	3.1%
Preferred Stocks	0.5%
Rights††	0.0%
Liabilities in excess of other assets	(1.3)%
100.0%

Top Holdings†††

Nestle SA	1.9%
Novartis AG	1.6%
Roche Holding AG	1.5%
Toyota Motor Corp.	1.3%
HSBC Holdings PLC	1.2%
Novo Nordisk A/S	0.9%
Commonwealth Bank of Australia	0.8%
British American Tobacco PLC	0.8%
Bayer AG	0.8%
Sanofi	0.8%
Other Holdings*	88.4%
100.0%

Top Industries†††

Banks	12.4%
Pharmaceuticals	9.5%
Insurance	5.8%
Oil, Gas & Consumable Fuels	4.1%
Automobiles	4.1%
Diversified Telecommunication Services	3.4%
Chemicals	3.3%
Food Products	3.1%
Beverages	2.6%
Machinery	2.3%
Other Industries*	49.4%
100.0%

Top Countries†††

Japan	22.6%
United Kingdom	17.5%
Switzerland	9.5%
France	9.4%
Germany	8.8%
Australia	6.7%
Netherlands	3.3%
Spain	3.0%
Hong Kong	2.9%
Sweden	2.7%
Other Countries*	13.6%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Fund Performance	NVIT International Index Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception
Class I	(0.96)%	N/A	(5.31)%	[2]
Class II	(1.26)%	3.04%	0.94%	[3]
Class VIII	(1.39)%	2.89%	0.84%	[3]
Class Y	(0.74)%	3.46%	1.36%	[3]
MSCI EAFE® Index	(0.81)%	3.60%	1.69%
CPI	0.73%	1.53%	1.67%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2014.

[3]	Since inception date of April 30, 2006.

Expense Ratios

Expense Ratio^
Class I	0.45%
Class II	0.70%
Class VIII	0.85%
Class Y	0.30%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

6

Fund Performance (con’t.)	NVIT International Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT International Index Fund since inception through 12/31/15 versus performance of the MSCI EAFE® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Index Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	932.50	2.19	0.45
	Hypothetical(a)(b)		1,000.00	1,022.94	2.29	0.45
Class II Shares	Actual	(a)	1,000.00	930.60	3.41	0.70
	Hypothetical(a)(b)		1,000.00	1,021.68	3.57	0.70
Class VIII Shares	Actual	(a)	1,000.00	930.10	4.14	0.85
	Hypothetical(a)(b)		1,000.00	1,020.92	4.33	0.85
Class Y Shares	Actual	(a)	1,000.00	932.60	1.46	0.30
	Hypothetical(a)(b)		1,000.00	1,023.69	1.53	0.30

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

8

Statement of Investments

December 31, 2015

NVIT International Index Fund

Common Stocks 97.7%

	Shares	Market Value

AUSTRALIA 6.8%
Airlines 0.0%†
Qantas Airways Ltd.*	76,488	$226,716

Banks 2.5%
Australia & New Zealand Banking Group Ltd.	416,613	8,407,165
Bank of Queensland Ltd.	66,768	673,531
Bendigo & Adelaide Bank Ltd.	61,459	531,611
Commonwealth Bank of Australia	247,350	15,292,287
National Australia Bank Ltd.	383,525	8,369,215
Westpac Banking Corp.	487,990	11,828,770

		45,102,579

Beverages 0.1%
Coca-Cola Amatil Ltd.	85,786	578,450
Treasury Wine Estates Ltd.	102,456	615,161

		1,193,611

Biotechnology 0.3%
CSL Ltd.	69,105	5,268,544

Capital Markets 0.2%
Macquarie Group Ltd.	43,853	2,623,417
Platinum Asset Management Ltd.	31,853	186,130

		2,809,547

Chemicals 0.1%
Incitec Pivot Ltd.	286,129	817,595
Orica Ltd. (a)	52,366	586,694

		1,404,289

Commercial Services & Supplies 0.1%
Brambles Ltd.	239,816	2,008,435

Construction & Engineering 0.0%†
CIMIC Group Ltd.	12,997	227,991

Construction Materials 0.0%†
Boral Ltd.	101,630	434,524

Containers & Packaging 0.1%
Amcor Ltd.	165,696	1,609,776

Diversified Financial Services 0.1%
ASX Ltd.	32,228	991,511
Challenger Ltd.	89,162	561,933

		1,553,444

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	649,098	2,637,738
TPG Telecom Ltd.	35,140	251,590

		2,889,328

Electric Utilities 0.0%†
AusNet Services	218,957	235,719

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	163,916	4,941,753
Woolworths Ltd. (a)	187,672	3,329,774

		8,271,527

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Gas Utilities 0.1%
APA Group	160,613	$1,010,636

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,895	546,346

Health Care Providers & Services 0.1%
Healthscope Ltd.	246,944	475,870
Ramsay Health Care Ltd.	19,678	967,611
Sonic Healthcare Ltd.	55,142	713,932

		2,157,413

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	74,945	553,386
Crown Resorts Ltd.	51,418	464,727
Flight Centre Travel Group Ltd. (a)	9,355	269,805
Tabcorp Holdings Ltd.	113,718	387,190
Tatts Group Ltd.	216,985	688,902

		2,364,010

Information Technology Services 0.0%†
Computershare Ltd. (a)	62,987	530,007

Insurance 0.4%
AMP Ltd.	415,803	1,751,976
Insurance Australia Group Ltd.	340,042	1,365,613
Medibank Pvt Ltd.	365,784	570,372
QBE Insurance Group Ltd.	191,897	1,745,337
Suncorp Group Ltd.	197,325	1,732,514

		7,165,812

Media 0.0%†
REA Group Ltd.	7,549	300,359

Metals & Mining 0.6%
Alumina Ltd. (a)	340,309	284,002
BHP Billiton Ltd. (a)	467,999	6,022,942
BHP Billiton PLC	307,548	3,429,719
Fortescue Metals Group Ltd. (a)	202,077	271,944
Iluka Resources Ltd.	53,872	238,299
Newcrest Mining Ltd.*	106,884	1,011,360
South32 Ltd.* (a)	744,414	571,860

		11,830,126

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	77,058	232,941

Multi-Utilities 0.1%
AGL Energy Ltd.	96,433	1,261,839
DUET Group	351,605	582,311

		1,844,150

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	38,521	1,052,922
Oil Search Ltd.	207,648	1,010,697
Origin Energy Ltd.	243,221	822,751
Santos Ltd.	233,826	622,788
Woodside Petroleum Ltd.	112,288	2,339,404

		5,848,562

9

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Professional Services 0.0%†
SEEK Ltd.	43,053	$479,187

Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings PLC* (b)	848,508	0
Dexus Property Group	137,409	745,330
Goodman Group	247,784	1,122,821
GPT Group (The)	251,479	870,921
Mirvac Group	631,428	903,915
Scentre Group	756,634	2,294,982
Stockland	384,228	1,140,575
Vicinity Centres	492,663	999,454
Westfield Corp.	296,113	2,037,233

		10,115,231

Real Estate Management & Development 0.0%†
LendLease Group	80,136	826,807

Road & Rail 0.1%
Asciano Ltd.	99,219	630,804
Aurizon Holdings Ltd.	295,566	938,303

		1,569,107

Transportation Infrastructure 0.2%
Sydney Airport	182,287	838,943
Transurban Group	308,586	2,339,070

		3,178,013

		123,234,737

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	38,435	1,202,634
Raiffeisen Bank International AG*	14,955	219,169

		1,421,803

Machinery 0.1%
ANDRITZ AG	14,029	682,767

Metals & Mining 0.0%†
voestalpine AG	15,885	485,893

Oil, Gas & Consumable Fuels 0.0%†
OMV AG (a)	20,339	577,328

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG* (b)	51,561	0

		3,167,791

BELGIUM 1.4%
Banks 0.1%
KBC Groep NV	35,266	2,205,048

Beverages 0.8%
Anheuser-Busch InBev SA/NV	117,743	14,652,793

Chemicals 0.1%
Solvay SA	10,246	1,093,547
Umicore SA (a)	14,160	593,816

		1,687,363

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,943	$936,364

Diversified Telecommunication Services 0.0%†
Proximus SADP	20,402	663,900

Food & Staples Retailing 0.1%
Colruyt SA (a)	9,222	474,410
Delhaize Group	14,646	1,425,445

		1,899,855

Insurance 0.1%
Ageas	30,922	1,435,210

Media 0.0%†
Telenet Group Holding NV*	9,869	533,364

Pharmaceuticals 0.1%
UCB SA	19,411	1,752,097

		25,765,994

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta PLC	51,942	357,299

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd. (a)	269,200	207,979

DENMARK 1.9%
Banks 0.2%
Danske Bank A/S	103,793	2,785,005

Beverages 0.1%
Carlsberg A/S, Class B	15,316	1,356,870

Chemicals 0.2%
Chr Hansen Holding A/S	15,073	942,822
Novozymes A/S, Class B	34,202	1,637,554

		2,580,376

Commercial Services & Supplies 0.0%†
ISS A/S	20,663	744,834

Diversified Telecommunication Services 0.0%†
TDC A/S	117,189	583,489

Electrical Equipment 0.1%
Vestas Wind Systems A/S	32,381	2,261,450

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,801	1,275,728
William Demant Holding A/S*	4,609	439,028

		1,714,756

Insurance 0.0%†
Tryg A/S	17,914	355,980

Marine 0.1%
AP Moeller — Maersk A/S, Class A	547	704,380
AP Moeller — Maersk A/S, Class B	1,005	1,310,827

		2,015,207

10

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	286,402	$16,582,163

Road & Rail 0.1%
DSV A/S	28,164	1,108,638

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	16,365	2,063,362

		34,152,130

FINLAND 0.9%
Auto Components 0.0%†
Nokian Renkaat OYJ	17,325	618,525

Communications Equipment 0.2%
Nokia OYJ	539,152	3,814,242

Diversified Telecommunication Services 0.1%
Elisa OYJ	24,052	904,953

Electric Utilities 0.1%
Fortum OYJ (a)	71,002	1,069,747

Insurance 0.2%
Sampo OYJ, Class A	66,355	3,369,656

Machinery 0.2%
Kone OYJ, Class B (a)	49,143	2,080,767
Metso OYJ	14,191	317,881
Wartsila OYJ Abp	21,330	973,884

		3,372,532

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ (a)	17,544	523,617

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	75,569	683,306
UPM-Kymmene OYJ	76,202	1,414,714

		2,098,020

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,127	454,172

		16,225,464

FRANCE 9.5%
Aerospace & Defense 0.6%
Airbus Group SE	85,509	5,762,228
Safran SA	46,179	3,172,625
Thales SA	14,386	1,076,788
Zodiac Aerospace	32,921	783,860

		10,795,501

Air Freight & Logistics 0.0%†
Bollore SA	122,092	568,904

Auto Components 0.2%
Cie Generale des Etablissements Michelin	27,960	2,661,305
Valeo SA	11,181	1,723,827

		4,385,132

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Automobiles 0.2%
Peugeot SA* (a)	61,434	$1,076,872
Renault SA	28,873	2,890,057

		3,966,929

Banks 0.9%
BNP Paribas SA	154,151	8,721,452
Credit Agricole SA	160,439	1,890,636
Natixis SA	134,809	762,627
Societe Generale SA	105,599	4,866,229

		16,240,944

Beverages 0.2%
Pernod Ricard SA	31,430	3,584,417
Remy Cointreau SA	3,751	268,667

		3,853,084

Building Products 0.2%
Cie de Saint-Gobain	70,238	3,043,783

Chemicals 0.3%
Air Liquide SA	49,843	5,595,706
Arkema SA	9,246	647,207

		6,242,913

Commercial Services & Supplies 0.1%
Edenred (a)	29,815	563,595
Societe BIC SA	3,954	650,650

		1,214,245

Communications Equipment 0.1%
Alcatel-Lucent*	430,975	1,702,665

Construction & Engineering 0.3%
Bouygues SA	32,586	1,292,056
Vinci SA	69,048	4,425,615

		5,717,671

Construction Materials 0.0%†
Imerys SA	4,676	326,625

Diversified Financial Services 0.1%
Eurazeo SA	5,307	366,019
Wendel SA	4,583	545,031

		911,050

Diversified Telecommunication Services 0.5%
Iliad SA	3,581	853,632
Orange SA	291,407	4,873,995
Vivendi SA	175,249	3,763,832

		9,491,459

Electric Utilities 0.0%†
Electricite de France SA	35,531	523,282

Electrical Equipment 0.4%
Alstom SA* (a)	29,973	915,522
Legrand SA	37,692	2,132,058

11

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electrical Equipment (continued)
Schneider Electric SE	83,272	$4,730,179

		7,777,759

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA (a)	7,734	976,194

Energy Equipment & Services 0.0%†
Technip SA	14,993	745,606

Food & Staples Retailing 0.2%
Carrefour SA	83,938	2,422,417
Casino Guichard Perrachon SA (a)	7,741	355,627

		2,778,044

Food Products 0.3%
Danone SA	86,715	5,859,636

Health Care Equipment & Supplies 0.2%
Essilor International SA	30,116	3,753,537

Hotels, Restaurants & Leisure 0.2%
Accor SA	29,502	1,277,730
Sodexo SA	14,796	1,445,525

		2,723,255

Information Technology Services 0.2%
Atos SE	12,401	1,041,095
Cap Gemini SA	23,624	2,191,967

		3,233,062

Insurance 0.5%
AXA SA	285,472	7,800,116
CNP Assurances	23,293	314,207
SCOR SE	24,967	934,209

		9,048,532

Media 0.2%
Eutelsat Communications SA	22,815	683,091
JCDecaux SA	11,513	441,349
Lagardere SCA	17,990	536,848
Numericable-SFR SAS	17,099	621,172
Publicis Groupe SA	26,395	1,755,145

		4,037,605

Multi-Utilities 0.3%
Engie SA	214,173	3,793,693
Suez Environnement Co.	41,889	783,464
Veolia Environnement SA	67,927	1,611,621

		6,188,778

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	319,120	14,306,595

Personal Products 0.4%
L’Oreal SA	37,337	6,280,265

Pharmaceuticals 0.8%
Sanofi	171,965	14,655,162

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Professional Services 0.0%†
Bureau Veritas SA	37,354	$744,517

Real Estate Investment Trusts (REITs) 0.4%
Fonciere des Regions	3,775	337,641
Gecina SA	4,829	587,069
ICADE	4,269	286,535
Klepierre	32,650	1,451,286
Unibail-Rodamco SE	14,508	3,684,034

		6,346,565

Software 0.1%
Dassault Systemes	18,189	1,453,863

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SE	8,374	1,422,428
Hermes International	3,795	1,282,805
Kering	10,808	1,847,898
LVMH Moet Hennessy Louis Vuitton SE	41,386	6,500,509

		11,053,640

Trading Companies & Distributors 0.0%†
Rexel SA (a)	38,788	516,492

Transportation Infrastructure 0.1%
Aeroports de Paris	4,585	533,550
Groupe Eurotunnel SE REG	65,126	810,238

		1,343,788

		172,807,082

GERMANY 8.4%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	141,913	3,967,576

Airlines 0.0%†
Deutsche Lufthansa AG REG*	30,502	480,439

Auto Components 0.2%
Continental AG	16,195	3,917,732

Automobiles 1.0%
Bayerische Motoren Werke AG	48,288	5,087,214
Daimler AG REG	140,801	11,764,489
Volkswagen AG	4,926	756,962

		17,608,665

Banks 0.1%
Commerzbank AG*	165,153	1,704,144

Capital Markets 0.3%
Deutsche Bank AG REG	200,030	4,857,664

Chemicals 1.0%
BASF SE	133,544	10,173,124
Evonik Industries AG	19,705	651,782
K+S AG REG (a)	29,850	760,911
LANXESS AG	13,456	619,208
Linde AG	27,156	3,922,914
Symrise AG	19,363	1,281,800

		17,409,739

12

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Construction Materials 0.1%
HeidelbergCement AG	21,453	$1,748,367

Diversified Financial Services 0.1%
Deutsche Boerse AG	29,106	2,558,452

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	468,466	8,413,954
Telefonica Deutschland Holding AG	91,054	480,281

		8,894,235

Electrical Equipment 0.0%†
OSRAM Licht AG	14,758	616,574

Food & Staples Retailing 0.0%†
METRO AG	23,720	755,656

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	32,704	2,748,267
Fresenius SE & Co. KGaA	55,820	3,976,183

		6,724,450

Hotels, Restaurants & Leisure 0.1%
TUI AG	73,451	1,311,474

Household Products 0.1%
Henkel AG & Co. KGaA	14,456	1,382,754

Industrial Conglomerates 0.6%
Siemens AG REG	116,913	11,310,852

Insurance 1.0%
Allianz SE REG	66,333	11,693,053
Hannover Rueck SE	8,464	966,500
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	24,280	4,837,478

		17,497,031

Internet & Catalog Retail 0.0%†
Zalando SE* (c)	13,095	517,180

Internet Software & Services 0.0%†
United Internet AG REG	16,995	934,371

Machinery 0.1%
GEA Group AG	25,180	1,017,294
MAN SE	5,372	539,842

		1,557,136

Media 0.1%
Axel Springer SE	8,061	448,276
Kabel Deutschland Holding AG	2,844	351,417
ProSiebenSat.1 Media SE	33,424	1,686,285

		2,485,978

Metals & Mining 0.1%
ThyssenKrupp AG	51,173	1,014,421

Multi-Utilities 0.2%
E.ON SE	299,725	2,877,962
RWE AG	68,961	869,418

		3,747,380

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Personal Products 0.1%
Beiersdorf AG	13,904	$1,263,754

Pharmaceuticals 0.9%
Bayer AG REG	121,270	15,145,458
Merck KGaA	18,170	1,759,235

		16,904,693

Real Estate Management & Development 0.2%
Deutsche Wohnen AG — Bearer Shares	47,131	1,303,258
Vonovia SE	70,472	2,177,097

		3,480,355

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	171,538	2,500,803

Software 0.6%
SAP SE	142,960	11,344,332

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	31,262	3,034,261
HUGO BOSS AG	9,412	776,576

		3,810,837

Trading Companies & Distributors 0.1%
Brenntag AG	21,333	1,111,615

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	361,078

		153,779,737

HONG KONG 3.0%
Airlines 0.0%†
Cathay Pacific Airways Ltd. (a)	158,000	271,864

Banks 0.2%
Bank of East Asia Ltd. (The) (a)	167,740	622,228
BOC Hong Kong Holdings Ltd.	528,500	1,608,237
Hang Seng Bank Ltd.	107,500	2,037,485

		4,267,950

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	341,750	226,388
Hong Kong Exchanges and Clearing Ltd. (a)	163,500	4,165,128

		4,391,516

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	404,220	516,355
PCCW Ltd.	546,000	319,168

		835,523

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd. (a)	93,000	859,216
CLP Holdings Ltd.	291,000	2,466,517
HK Electric Investments & HK Electric Investments Ltd. (c)	508,000	425,660

13

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Electric Utilities (continued)
Power Assets Holdings Ltd.	213,000	$1,952,689

		5,704,082

Food Products 0.0%†
WH Group Ltd.* (a)(c)	815,000	453,605

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	1,070,930	2,095,854

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	333,000	1,043,396
Melco Crown Entertainment Ltd., ADR (a)	15,581	261,761
Shangri-La Asia Ltd.	162,833	158,548
SJM Holdings Ltd.	263,000	186,374

		1,650,079

Household Durables 0.1%
Techtronic Industries Co., Ltd.	202,000	817,745

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	403,016	5,417,312
NWS Holdings Ltd.	190,836	284,869

		5,702,181

Insurance 0.6%
AIA Group Ltd. (a)	1,751,600	10,465,956

Real Estate Investment Trusts (REITs) 0.1%
Link REIT	322,500	1,922,707

Real Estate Management & Development 0.7%
Cheung Kong Property Holdings Ltd.	396,016	2,561,822
Hang Lung Properties Ltd.	325,000	736,404
Henderson Land Development Co., Ltd.	159,137	970,738
Hongkong Land Holdings Ltd.	78,900	540,465
Hysan Development Co., Ltd. (a)	102,000	416,738
Kerry Properties Ltd.	94,500	257,169
New World Development Co., Ltd.	869,926	854,214
Sino Land Co., Ltd.	403,000	587,073
Sun Hung Kai Properties Ltd.	252,000	3,028,935
Swire Pacific Ltd., Class A	85,000	949,460
Swire Properties Ltd.	213,800	614,747
Wharf Holdings Ltd. (The) (a)	189,500	1,044,804
Wheelock & Co., Ltd.	129,000	541,308

		13,103,877

Road & Rail 0.1%
MTR Corp., Ltd.	194,500	960,405

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	32,600	254,524

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	807,600	546,169
Yue Yuen Industrial Holdings Ltd.	104,500	353,996

		900,165

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Trading Companies & Distributors 0.0%†
Noble Group Ltd. (a)	731,245	$204,395

		54,002,428

IRELAND 0.9%
Airlines 0.0%†
Ryanair Holdings PLC	5,286	86,157
Ryanair Holdings PLC, ADR	3,315	286,615

		372,772

Banks 0.1%
Bank of Ireland*	4,204,301	1,539,428

Construction Materials 0.3%
CRH PLC	121,515	3,504,364
James Hardie Industries PLC, CDI	66,590	839,563

		4,343,927

Food Products 0.1%
Kerry Group PLC, Class A	22,363	1,850,309

Pharmaceuticals 0.3%
Shire PLC	87,892	6,030,042

Professional Services 0.1%
Experian PLC	139,169	2,459,730

		16,596,208

ISRAEL 0.7%
Banks 0.1%
Bank Hapoalim BM	155,166	800,968
Bank Leumi Le-Israel BM*	195,321	677,239
Mizrahi Tefahot Bank Ltd.	16,479	196,817

		1,675,024

Chemicals 0.0%†
Israel Chemicals Ltd.	74,090	300,754

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	260,957	574,460

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	117,950

Pharmaceuticals 0.5%
Taro Pharmaceutical Industries Ltd.*	1,356	209,570
Teva Pharmaceutical Industries Ltd.	133,551	8,712,989

		8,922,559

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,097	189,877

Software 0.1%
Check Point Software Technologies Ltd.* (a)	10,120	823,566
Mobileye NV* (a)	12,400	524,272
NICE-Systems Ltd.	8,560	491,856

		1,839,694

		13,620,318

14

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY 2.1%
Aerospace & Defense 0.1%
Finmeccanica SpA*	55,288	$768,739

Banks 0.7%
Banca Monte dei Paschi di Siena SpA*	332,365	439,989
Banco Popolare SC*	47,458	653,987
Intesa Sanpaolo SpA	1,882,472	6,251,690
Intesa Sanpaolo SpA — RSP, RNC	120,323	367,555
UniCredit SpA	701,706	3,879,516
Unione di Banche Italiane SpA	136,001	908,684

		12,501,421

Capital Markets 0.0%†
Mediobanca SpA	78,095	748,623

Diversified Financial Services 0.0%†
EXOR SpA	14,782	670,906

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*	1,639,459	2,077,711
Telecom Italia SpA — RSP, RNC	889,030	912,436

		2,990,147

Electric Utilities 0.3%
Enel SpA	1,040,041	4,361,209
Terna Rete Elettrica Nazionale SpA	216,223	1,112,011

		5,473,220

Electrical Equipment 0.0%†
Prysmian SpA	29,361	641,512

Energy Equipment & Services 0.0%†
Saipem SpA* (a)	42,084	340,155

Gas Utilities 0.1%
Snam SpA	297,847	1,554,446

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	252,336	512,890

Insurance 0.2%
Assicurazioni Generali SpA	173,723	3,173,345
UnipolSai SpA	190,666	485,074

		3,658,419

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	371,833	5,524,769

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	26,507	1,727,332

Transportation Infrastructure 0.1%
Atlantia SpA	59,093	1,563,508

		38,676,087

JAPAN 22.9%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	50,300	1,065,763

Airlines 0.1%
ANA Holdings, Inc.	206,000	594,332

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Airlines (continued)
Japan Airlines Co., Ltd.	18,386	$658,088

		1,252,420

Auto Components 0.8%
Aisin Seiki Co., Ltd.	30,600	1,316,975
Bridgestone Corp.	96,400	3,306,657
Denso Corp.	72,100	3,445,334
Koito Manufacturing Co., Ltd.	14,600	598,709
NGK Spark Plug Co., Ltd.	24,000	631,883
NHK Spring Co., Ltd.	19,600	196,515
NOK Corp.	13,900	324,716
Stanley Electric Co., Ltd.	19,700	432,170
Sumitomo Electric Industries Ltd. (a)	116,800	1,649,313
Sumitomo Rubber Industries Ltd.	26,000	338,088
Toyoda Gosei Co., Ltd.	8,700	197,637
Toyota Industries Corp.	23,500	1,256,625
Yokohama Rubber Co., Ltd. (The)	13,500	207,331

		13,901,953

Automobiles 2.5%
Daihatsu Motor Co., Ltd. (a)	26,900	362,882
Fuji Heavy Industries Ltd.	86,900	3,579,956
Honda Motor Co., Ltd.	240,100	7,673,966
Isuzu Motors Ltd. (a)	86,800	935,065
Mazda Motor Corp. (a)	75,480	1,557,511
Mitsubishi Motors Corp. (a)	92,499	782,591
Nissan Motor Co., Ltd.	367,000	3,842,763
Suzuki Motor Corp.	54,900	1,668,072
Toyota Motor Corp.	400,700	24,674,714
Yamaha Motor Co., Ltd.	38,300	858,506

		45,936,026

Banks 2.1%
Aozora Bank Ltd.	155,000	540,923
Bank of Kyoto Ltd. (The)	51,000	472,957
Bank of Yokohama Ltd. (The)	168,000	1,029,773
Chiba Bank Ltd. (The)	97,000	688,334
Chugoku Bank Ltd. (The)	22,000	293,562
Fukuoka Financial Group, Inc.	107,000	530,572
Gunma Bank Ltd. (The)	53,000	308,155
Hachijuni Bank Ltd. (The)	59,000	361,080
Hiroshima Bank Ltd. (The)	92,000	522,908
Hokuhoku Financial Group, Inc.	155,000	315,974
Iyo Bank Ltd. (The)	34,300	333,248
Japan Post Bank Co., Ltd.*	58,200	847,373
Joyo Bank Ltd. (The)	100,000	472,885
Kyushu Financial Group, Inc.*	49,700	350,230
Mitsubishi UFJ Financial Group, Inc.	1,873,367	11,604,102
Mizuho Financial Group, Inc.	3,432,324	6,864,649
Resona Holdings, Inc.	316,700	1,537,970
Seven Bank Ltd.	91,900	403,027
Shinsei Bank Ltd.	244,000	449,031
Shizuoka Bank Ltd. (The)	72,000	698,259

15

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	187,853	$7,089,769
Sumitomo Mitsui Trust Holdings, Inc. (a)	514,400	1,948,203
Suruga Bank Ltd.	25,000	515,215
Yamaguchi Financial Group, Inc. (a)	26,000	308,027

		38,486,226

Beverages 0.2%
Asahi Group Holdings Ltd.	58,300	1,825,047
Kirin Holdings Co., Ltd.	117,100	1,589,884
Suntory Beverage & Food Ltd.	22,700	993,718

		4,408,649

Building Products 0.3%
Asahi Glass Co., Ltd. (a)	129,000	739,022
Daikin Industries Ltd. (a)	35,600	2,592,452
LIXIL Group Corp.	35,900	797,328
TOTO Ltd. (a)	21,500	755,339

		4,884,141

Capital Markets 0.3%
Daiwa Securities Group, Inc.	237,400	1,451,391
Nomura Holdings, Inc.	538,300	2,998,361
SBI Holdings, Inc.	26,890	290,167

		4,739,919

Chemicals 0.9%
Air Water, Inc.	22,000	353,832
Asahi Kasei Corp.	180,000	1,217,179
Daicel Corp.	40,000	595,276
Hitachi Chemical Co., Ltd.	14,100	223,692
JSR Corp.	24,700	384,934
Kaneka Corp.	35,000	363,799
Kansai Paint Co., Ltd.	31,000	469,891
Kuraray Co., Ltd.	51,100	618,964
Mitsubishi Chemical Holdings Corp.	196,100	1,244,200
Mitsubishi Gas Chemical Co., Inc.	47,000	240,336
Mitsui Chemicals, Inc.	117,000	518,896
Nippon Paint Holdings Co., Ltd.	20,800	503,402
Nitto Denko Corp.	25,300	1,847,044
Shin-Etsu Chemical Co., Ltd.	60,800	3,305,444
Sumitomo Chemical Co., Ltd.	235,000	1,349,627
Taiyo Nippon Sanso Corp.	20,000	180,875
Teijin Ltd.	135,000	460,062
Toray Industries, Inc.	221,000	2,053,647

		15,931,100

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	76,000	751,537
Park24 Co., Ltd.	11,800	285,884
Secom Co., Ltd.	32,200	2,182,186
Sohgo Security Services Co., Ltd.	9,000	422,090
Toppan Printing Co., Ltd.	82,000	755,480

		4,397,177

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Construction & Engineering 0.2%
JGC Corp.	31,000	$474,493
Kajima Corp.	142,000	845,106
Obayashi Corp.	107,000	987,311
Shimizu Corp.	79,000	644,184
Taisei Corp.	151,000	994,632

		3,945,726

Construction Materials 0.0%†
Taiheiyo Cement Corp.	159,000	464,329

Consumer Finance 0.1%
Acom Co., Ltd.* (a)	59,900	282,070
AEON Financial Service Co., Ltd.	14,600	326,145
Credit Saison Co., Ltd.	20,800	409,806

		1,018,021

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	393,242

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc. (a)	8,400	241,903

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	76,400	1,194,267
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,700	358,693
ORIX Corp.	198,500	2,784,650

		4,337,610

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	110,028	4,378,907

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	103,200	1,413,193
Chugoku Electric Power Co., Inc. (The)	43,000	567,745
Hokuriku Electric Power Co.	26,300	388,673
Kansai Electric Power Co., Inc. (The)*	101,500	1,216,964
Kyushu Electric Power Co., Inc.	60,800	662,666
Shikoku Electric Power Co., Inc.	23,100	360,851
Tohoku Electric Power Co., Inc.	63,400	792,584
Tokyo Electric Power Co., Inc.* (a)	211,200	1,216,144

		6,618,820

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,000	314,540
Mabuchi Motor Co., Ltd.	6,200	336,009
Mitsubishi Electric Corp.	289,000	3,033,588
Nidec Corp.	33,400	2,422,034

		6,106,171

Electronic Equipment, Instruments & Components 1.1%
Alps Electric Co., Ltd.	24,300	658,968
Citizen Holdings Co., Ltd.	35,400	254,430
Hamamatsu Photonics KK	21,700	594,910
Hirose Electric Co., Ltd.	3,990	483,078
Hitachi High-Technologies Corp.	8,900	240,684
Hitachi Ltd. (a)	712,000	4,034,460
Keyence Corp.	6,711	3,688,400

16

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Kyocera Corp.	49,000	$2,275,586
Murata Manufacturing Co., Ltd.	29,800	4,287,662
Nippon Electric Glass Co., Ltd.	51,500	259,569
Omron Corp.	27,200	907,036
Shimadzu Corp.	33,000	552,417
TDK Corp.	17,100	1,095,151
Yaskawa Electric Corp.	44,400	604,137
Yokogawa Electric Corp.	35,100	422,111

		20,358,599

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	91,600	1,411,336
FamilyMart Co., Ltd.	7,900	367,626
Lawson, Inc.	11,000	892,881
Seven & i Holdings Co., Ltd. (a)	109,600	5,017,988

		7,689,831

Food Products 0.4%
Ajinomoto Co., Inc.	80,000	1,894,058
Calbee, Inc.	10,300	434,959
Kikkoman Corp.	20,000	692,949
MEIJI Holdings Co., Ltd.	17,880	1,476,881
NH Foods Ltd.	23,000	450,797
Nisshin Seifun Group, Inc.	38,423	627,621
Nissin Foods Holdings Co., Ltd.	9,700	514,718
Toyo Suisan Kaisha Ltd.	12,000	418,230
Yakult Honsha Co., Ltd.	11,700	572,653
Yamazaki Baking Co., Ltd.	16,000	359,773

		7,442,639

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	261,000	942,716
Toho Gas Co., Ltd.	57,000	368,119
Tokyo Gas Co., Ltd.	330,000	1,550,602

		2,861,437

Health Care Equipment & Supplies 0.4%
HOYA Corp.	60,200	2,461,733
Olympus Corp.	41,600	1,637,737
Sysmex Corp. (a)	20,900	1,340,624
Terumo Corp.	42,100	1,304,823

		6,744,917

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	23,600	466,107
Medipal Holdings Corp.	18,800	320,427
Miraca Holdings, Inc.	7,700	338,812
Suzuken Co., Ltd.	10,120	384,582

		1,509,928

Health Care Technology 0.0%†
M3, Inc.	25,000	518,355

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	9,326	202,808

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Hotels, Restaurants & Leisure (continued)
Oriental Land Co., Ltd.	28,100	$1,699,951

		1,902,759

Household Durables 0.7%
Casio Computer Co., Ltd. (a)	28,200	659,224
Iida Group Holdings Co., Ltd.	21,000	389,214
Nikon Corp. (a)	50,000	669,674
Panasonic Corp.	325,800	3,302,802
Rinnai Corp.	5,500	487,319
Sekisui Chemical Co., Ltd.	63,000	822,545
Sekisui House Ltd.	94,100	1,582,175
Sony Corp.	184,000	4,522,130

		12,435,083

Household Products 0.1%
Unicharm Corp. (a)	51,300	1,047,632

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	20,200	719,456

Industrial Conglomerates 0.1%
Keihan Electric Railway Co., Ltd.	69,000	462,110
Seibu Holdings, Inc.	15,400	314,504
Toshiba Corp. (a)	566,000	1,163,257

		1,939,871

Information Technology Services 0.2%
Fujitsu Ltd. (a)	265,000	1,322,647
Itochu Techno-Solutions Corp.	6,800	135,486
Nomura Research Institute Ltd.	17,050	654,784
NTT Data Corp.	17,800	860,561
Obic Co., Ltd.	9,400	497,586
Otsuka Corp.	6,600	324,217

		3,795,281

Insurance 0.7%
Dai-ichi Life Insurance Co., Ltd. (The)	161,900	2,693,642
Japan Post Holdings Co., Ltd.*	64,600	1,002,363
MS&AD Insurance Group Holdings, Inc.	77,441	2,270,932
Sompo Japan Nipponkoa Holdings, Inc.	51,650	1,695,912
Sony Financial Holdings, Inc.	23,700	423,928
T&D Holdings, Inc.	83,600	1,102,979
Tokio Marine Holdings, Inc.	102,000	3,939,712

		13,129,468

Internet & Catalog Retail 0.1%
Rakuten, Inc.	131,000	1,508,826

Internet Software & Services 0.1%
Kakaku.com, Inc. (a)	23,900	470,104
Mixi, Inc.	5,100	190,757
Yahoo Japan Corp.	196,800	799,973

		1,460,834

17

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Leisure Products 0.2%
Bandai Namco Holdings, Inc.	23,500	$496,488
Sankyo Co., Ltd.	6,700	250,096
Sega Sammy Holdings, Inc.	24,400	228,222
Shimano, Inc.	12,300	1,888,770
Yamaha Corp.	22,700	548,304

		3,411,880

Machinery 1.2%
Amada Holdings Co., Ltd.	49,100	468,546
FANUC Corp.	28,300	4,875,803
Hino Motors Ltd.	35,300	407,978
Hitachi Construction Machinery Co., Ltd.	14,700	228,619
Hoshizaki Electric Co., Ltd.	6,000	372,992
IHI Corp.	199,000	549,339
JTEKT Corp.	28,300	463,217
Kawasaki Heavy Industries Ltd.	193,000	714,080
Komatsu Ltd. (a)	131,300	2,148,390
Kubota Corp. (a)	169,000	2,610,821
Kurita Water Industries Ltd.	17,200	360,193
Makita Corp. (a)	17,200	991,178
Minebea Co., Ltd.	43,000	368,165
Mitsubishi Heavy Industries Ltd.	468,000	2,046,331
Nabtesco Corp.	18,900	383,956
NGK Insulators Ltd.	39,000	879,068
NSK Ltd. (a)	67,400	732,364
SMC Corp.	8,200	2,129,818
Sumitomo Heavy Industries Ltd.	77,000	345,180
THK Co., Ltd.	16,000	296,545

		21,372,583

Marine 0.1%
Mitsui OSK Lines Ltd. (a)	174,000	438,876
Nippon Yusen KK (a)	214,000	518,670

		957,546

Media 0.1%
Dentsu, Inc.	33,101	1,811,029
Hakuhodo DY Holdings, Inc.	33,400	361,373
Toho Co., Ltd.	15,600	431,687

		2,604,089

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	370,146
JFE Holdings, Inc.	78,500	1,232,638
Kobe Steel Ltd.	453,000	492,192
Maruichi Steel Tube Ltd.	6,400	188,938
Mitsubishi Materials Corp.	163,000	513,393
Nippon Steel & Sumitomo Metal Corp.	108,044	2,137,366
Sumitomo Metal Mining Co., Ltd. (a)	72,000	874,002

		5,808,675

Multiline Retail 0.2%
Don Quijote Holdings Co., Ltd.	15,600	547,852
Isetan Mitsukoshi Holdings Ltd.	49,760	648,922

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Multiline Retail (continued)
J. Front Retailing Co., Ltd.	35,300	$513,178
Marui Group Co., Ltd. (a)	31,200	507,705
Ryohin Keikaku Co., Ltd.	3,400	688,539
Takashimaya Co., Ltd.	36,000	324,198

		3,230,394

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,300	196,397
INPEX Corp. (a)	132,200	1,288,806
JX Holdings, Inc.	321,189	1,348,056
Showa Shell Sekiyu KK	24,400	199,108
TonenGeneral Sekiyu KK	39,000	329,238

		3,361,605

Paper & Forest Products 0.0%†
Oji Holdings Corp.	107,000	430,032

Personal Products 0.3%
Kao Corp.	73,900	3,797,629
Kose Corp.	4,300	397,582
Shiseido Co., Ltd.	56,500	1,172,298

		5,367,509

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	314,400	4,475,725
Chugai Pharmaceutical Co., Ltd.	32,400	1,129,354
Daiichi Sankyo Co., Ltd. (a)	90,100	1,859,638
Eisai Co., Ltd.	38,200	2,526,960
Hisamitsu Pharmaceutical Co., Inc.	7,800	327,465
Kyowa Hakko Kirin Co., Ltd.	42,000	660,856
Mitsubishi Tanabe Pharma Corp.	30,700	528,919
Ono Pharmaceutical Co., Ltd.	11,800	2,104,078
Otsuka Holdings Co., Ltd.	60,000	2,131,736
Santen Pharmaceutical Co., Ltd.	51,000	839,634
Shionogi & Co., Ltd.	42,100	1,904,193
Sumitomo Dainippon Pharma Co., Ltd. (a)	21,000	247,411
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	289,565
Takeda Pharmaceutical Co., Ltd.	114,500	5,708,909

		24,734,443

Professional Services 0.0%†
Recruit Holdings Co., Ltd.	19,000	558,482

Real Estate Investment Trusts (REITs) 0.3%
Japan Prime Realty Investment Corp.	130	443,939
Japan Real Estate Investment Corp.	210	1,019,074
Japan Retail Fund Investment Corp.	402	773,398
Nippon Building Fund, Inc. (a)	204	974,824
Nippon Prologis REIT, Inc.	208	376,259
Nomura Real Estate Master Fund, Inc.*	502	623,976
United Urban Investment Corp.	400	543,022

		4,754,492

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	14,630	250,935
Daito Trust Construction Co., Ltd.	10,500	1,212,860

18

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Real Estate Management & Development (continued)
Daiwa House Industry Co., Ltd.	90,800	$2,610,169
Hulic Co., Ltd.	41,700	366,149
Mitsubishi Estate Co., Ltd.	184,000	3,825,973
Mitsui Fudosan Co., Ltd.	139,000	3,488,606
Nomura Real Estate Holdings, Inc.	16,200	300,546
NTT Urban Development Corp.	14,700	141,242
Sumitomo Realty & Development Co., Ltd.	51,000	1,455,677
Tokyo Tatemono Co., Ltd.	27,000	293,863
Tokyu Fudosan Holdings Corp.	76,400	478,865

		14,424,885

Road & Rail 1.0%
Central Japan Railway Co.	21,400	3,799,227
East Japan Railway Co.	48,976	4,611,871
Hankyu Hanshin Holdings, Inc.	165,000	1,072,481
Keikyu Corp.	82,000	677,586
Keio Corp.	82,000	708,129
Keisei Electric Railway Co., Ltd.	40,000	510,330
Kintetsu Group Holdings Co., Ltd.	265,000	1,077,433
Nagoya Railroad Co., Ltd.	153,000	636,803
Nippon Express Co., Ltd.	123,000	578,005
Odakyu Electric Railway Co., Ltd.	92,000	990,546
Tobu Railway Co., Ltd.	135,000	665,877
Tokyu Corp.	163,000	1,288,091
West Japan Railway Co.	22,900	1,582,918

		18,199,297

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	13,000	658,461
Tokyo Electron Ltd.	26,700	1,617,615

		2,276,076

Software 0.2%
GungHo Online Entertainment, Inc. (a)	55,700	151,316
Konami Holdings Corp.	12,900	307,079
Nexon Co., Ltd.	21,300	346,503
Nintendo Co., Ltd. (a)	16,300	2,241,415
Oracle Corp. Japan	5,200	242,112
Trend Micro, Inc.	15,600	633,003

		3,921,428

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	197,057
Fast Retailing Co., Ltd. (a)	7,900	2,763,511
Hikari Tsushin, Inc.	2,200	149,820
Nitori Holdings Co., Ltd.	10,500	881,810
Sanrio Co., Ltd. (a)	6,100	143,309
Shimamura Co., Ltd.	2,800	327,906
USS Co., Ltd.	29,100	437,251
Yamada Denki Co., Ltd.	93,400	403,444

		5,304,108

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,000	367,608

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Technology Hardware, Storage & Peripherals (continued)
Canon, Inc. (a)	154,100	$4,661,530
FUJIFILM Holdings Corp.	69,900	2,917,102
Konica Minolta, Inc. (a)	62,000	620,941
NEC Corp.	365,000	1,156,510
Ricoh Co., Ltd.(a)	115,400	1,188,251
Seiko Epson Corp.	38,400	591,328

		11,503,270

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp. (a)	21,000	435,698

Tobacco 0.3%
Japan Tobacco, Inc.	159,600	5,859,518

Trading Companies & Distributors 0.7%
ITOCHU Corp.	236,700	2,799,794
Marubeni Corp.	235,800	1,212,271
Mitsubishi Corp. (a)	203,800	3,389,830
Mitsui & Co., Ltd.	254,500	3,023,979
Sumitomo Corp. (a)	170,400	1,737,285
Toyota Tsusho Corp.	31,400	734,534

		12,897,693

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co., Ltd.	5,900	261,187
Kamigumi Co., Ltd.	34,000	292,734
Mitsubishi Logistics Corp.	18,000	237,171

		791,092

Wireless Telecommunication Services 1.0%
KDDI Corp.	253,100	6,573,057
NTT DOCOMO, Inc.	211,000	4,327,948
SoftBank Group Corp.	141,800	7,156,703

		18,057,708

		417,835,522

JERSEY, CHANNEL ISLANDS 0.0%†
Metals & Mining 0.0%†
Randgold Resources Ltd.	13,386	824,667

LUXEMBOURG 0.2%
Energy Equipment & Services 0.1%
Tenaris SA	68,554	811,772

Media 0.1%
RTL Group SA	5,954	495,823
SES SA, FDR	46,323	1,283,597

		1,779,420

Metals & Mining 0.0%†
ArcelorMittal (a)	142,267	600,253

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,349	536,447

		3,727,892

19

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd. (a)	116,800	$145,167
Sands China Ltd.	386,300	1,309,632
Wynn Macau Ltd. (a)	200,800	233,287

		1,688,086

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	28,318	294,426

NETHERLANDS 3.4%
Air Freight & Logistics 0.0%†
TNT Express NV	68,635	580,572

Banks 0.4%
ING Groep NV, CVA	567,119	7,673,141

Beverages 0.2%
Heineken Holding NV	15,917	1,225,398
Heineken NV	32,384	2,759,666

		3,985,064

Chemicals 0.2%
Akzo Nobel NV	37,170	2,483,650
Koninklijke DSM NV	25,238	1,265,571

		3,749,221

Construction & Engineering 0.0%†
Boskalis Westminster	11,689	476,820
OCI NV*	10,541	260,273

		737,093

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	486,573	1,840,397

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	126,183	2,661,634

Industrial Conglomerates 0.2%
Koninklijke Philips NV	140,262	3,580,085

Insurance 0.2%
Aegon NV	276,212	1,562,106
NN Group NV	34,127	1,204,100

		2,766,206

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,927	892,460

Media 0.1%
Altice NV, Class A*	53,002	761,495
Altice NV, Class B*	21,278	310,136
Wolters Kluwer NV	43,474	1,460,011

		2,531,642

Oil, Gas & Consumable Fuels 1.2%
Koninklijke Vopak NV	9,121	392,794
Royal Dutch Shell PLC, Class A	575,504	13,034,682
Royal Dutch Shell PLC, Class B	356,261	8,119,520

		21,546,996

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Professional Services 0.1%
Randstad Holding NV	18,246	$1,136,204

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	51,163	4,545,910
NXP Semiconductors NV*	19,808	1,668,824

		6,214,734

Software 0.1%
Gemalto NV	12,689	761,366

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	14,864	641,530

		61,298,345

NEW ZEALAND 0.1%
Construction Materials 0.0%†
Fletcher Building Ltd.	91,225	457,171

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	242,633	546,328

Electric Utilities 0.0%†
Contact Energy Ltd.	104,327	337,671
Mighty River Power Ltd.	95,982	182,121

		519,792

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	52,015	301,871

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd. (a)	172,016	280,520

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	131,234	514,845

		2,620,527

NORWAY 0.5%
Banks 0.1%
DNB ASA	137,372	1,692,591

Chemicals 0.1%
Yara International ASA	25,723	1,106,302

Diversified Telecommunication Services 0.1%
Telenor ASA	105,530	1,759,034

Food Products 0.0%†
Orkla ASA	114,135	900,402

Insurance 0.0%†
Gjensidige Forsikring ASA	26,630	426,217

Media 0.1%
Schibsted ASA, Class A	12,647	415,791
Schibsted ASA, Class B*	16,873	537,739

		953,530

Metals & Mining 0.0%†
Norsk Hydro ASA	197,377	733,670

20

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	167,536	$2,336,587

		9,908,333

PORTUGAL 0.1%
Banks 0.0%†
Banco Comercial Portugues SA, Class R* (a)	5,505,647	291,762

Electric Utilities 0.1%
EDP — Energias de Portugal SA	308,561	1,111,851

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,441	513,221

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA	57,667	672,898

		2,589,732

SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd. (a)	215,000	454,486

Airlines 0.0%†
Singapore Airlines Ltd.	73,866	582,026

Banks 0.5%
DBS Group Holdings Ltd. (a)	258,500	3,029,492
Oversea-Chinese Banking Corp., Ltd.	447,400	2,766,018
United Overseas Bank Ltd. (a)	194,700	2,684,293

		8,479,803

Distributors 0.0%†
Jardine Cycle & Carriage Ltd. (a)	16,666	407,437

Diversified Financial Services 0.0%†
Singapore Exchange Ltd. (a)	115,000	621,968

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd. (a)	1,187,350	3,061,303

Food Products 0.1%
Golden Agri-Resources Ltd. (a)	938,612	224,200
Wilmar International Ltd. (a)	273,294	563,896

		788,096

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC (a)	847,296	457,181

Industrial Conglomerates 0.1%
Keppel Corp., Ltd. (a)	205,900	940,587
Sembcorp Industries Ltd. (a)	135,000	289,370

		1,229,957

Machinery 0.0%†
Sembcorp Marine Ltd. (a)	206,800	254,456

Media 0.0%†
Singapore Press Holdings Ltd. (a)	208,000	576,532

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	305,666	$489,879
CapitaLand Commercial Trust Ltd. (a)	252,700	239,757
CapitaLand Mall Trust	304,700	413,444
Suntec Real Estate Investment Trust	320,000	348,502

		1,491,582

Real Estate Management & Development 0.1%
CapitaLand Ltd. (a)	431,597	1,014,464
City Developments Ltd.	52,000	279,740
Global Logistic Properties Ltd. (a)	441,000	665,981
UOL Group Ltd. (a)	62,000	271,725

		2,231,910

Road & Rail 0.1%
ComfortDelGro Corp., Ltd.	306,900	657,157

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U (a)	726,000	383,634
Hutchison Port Holdings Trust, Class U	145,100	75,452

		459,086

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	212,029

		21,965,009

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec PLC	81,608	575,418

Paper & Forest Products 0.1%
Mondi PLC	51,087	1,001,343

		1,576,761

SPAIN 3.1%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria SA	941,495	6,879,304
Banco de Sabadell SA(a)	788,043	1,396,642
Banco Popular Espanol SA (a)	255,290	841,152
Banco Santander SA	2,103,816	10,349,453
Bankia SA	629,760	732,862
Bankinter SA (a)	102,841	729,278
CaixaBank SA (a)	376,897	1,311,832

		22,240,523

Biotechnology 0.1%
Grifols SA (a)	24,010	1,109,786

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	27,079	792,264
Ferrovial SA	63,144	1,427,889

		2,220,153

21

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Diversified Telecommunication Services 0.4%
Telefonica SA	668,493	$7,416,213

Electric Utilities 0.4%
Endesa SA (a)	43,766	879,243
Iberdrola SA	769,374	5,454,072
Red Electrica Corp. SA	13,452	1,123,641

		7,456,956

Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	108,580	640,415

Gas Utilities 0.1%
Enagas SA	25,271	712,842
Gas Natural SDG SA (a)	57,440	1,171,331

		1,884,173

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A	66,833	2,945,641

Insurance 0.0%†
Mapfre SA (a)	149,937	375,317

Machinery 0.0%†
Zardoya Otis SA (a)	30,579	357,635

Oil, Gas & Consumable Fuels 0.1%
Repsol SA (a)	150,821	1,660,429

Specialty Retail 0.3%
Industria de Diseno Textil SA	158,234	5,435,992

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA (a)	80,635	1,261,082
Aena SA* (a)(c)	9,390	1,075,241

		2,336,323

		56,079,556

SWEDEN 2.8%
Banks 0.7%
Nordea Bank AB	441,605	4,845,184
Skandinaviska Enskilda Banken AB, Class A	230,584	2,424,937
Svenska Handelsbanken AB, Class A	223,982	2,974,813
Swedbank AB, Class A	135,085	2,975,056

		13,219,990

Building Products 0.2%
Assa Abloy AB, Class B	149,423	3,127,828

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,515	665,384

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	444,831	4,288,752

Construction & Engineering 0.1%
Skanska AB, Class B	55,294	1,072,350

Diversified Financial Services 0.2%
Industrivarden AB, Class C	30,213	516,884
Investment AB Kinnevik, Class B	33,524	1,032,582

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Diversified Financial Services (continued)
Investor AB, Class B	68,896	$2,531,941

		4,081,407

Diversified Telecommunication Services 0.1%
TeliaSonera AB	371,383	1,844,245

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	35,948	1,329,818

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,464	380,014

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	29,910	783,500

Household Durables 0.1%
Electrolux AB Series B	38,880	938,073
Husqvarna AB, Class B	53,842	355,325

		1,293,398

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	83,736	2,426,679

Machinery 0.5%
Alfa Laval AB	42,275	771,775
Atlas Copco AB, Class A	94,368	2,314,357
Atlas Copco AB, Class B	61,113	1,405,012
Sandvik AB	163,894	1,428,666
SKF AB, Class B	54,550	881,053
Volvo AB, Class B	215,659	1,999,711

		8,800,574

Metals & Mining 0.0%†
Boliden AB	37,307	625,049

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	27,662	399,146

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	137,972	4,907,704

Tobacco 0.1%
Swedish Match AB	28,399	1,003,547

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B (a)	42,802	426,842

		50,676,227

SWITZERLAND 9.6%
Beverages 0.0%†
Coca-Cola HBC AG*	30,223	643,619

Biotechnology 0.1%
Actelion Ltd. REG*	14,442	2,006,624

Building Products 0.1%
Geberit AG REG	5,314	1,799,866

Capital Markets 1.0%
Credit Suisse Group AG REG*	263,312	5,672,257
Julius Baer Group Ltd.*	34,592	1,673,463
Partners Group Holding AG	2,229	801,625

22

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Capital Markets (continued)
UBS Group AG REG	530,710	$10,295,494

		18,442,839

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,189	523,275
Givaudan SA REG*	1,397	2,535,502
Sika AG — Bearer Shares	313	1,131,118
Syngenta AG REG	13,584	5,316,820

		9,506,715

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	61,612	3,085,210

Diversified Financial Services 0.0%†
Pargesa Holding SA — Bearer Shares	3,802	240,195

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,961	1,982,101

Electrical Equipment 0.3%
ABB Ltd. REG*	318,194	5,679,004

Energy Equipment & Services 0.0%†
Transocean Ltd. (a)	52,994	662,452

Food Products 2.1%
Aryzta AG* (a)	14,715	744,415
Barry Callebaut AG REG*	306	332,383
Chocoladefabriken Lindt & Spruengli AG	135	843,036
Chocoladefabriken Lindt & Spruengli AG REG	15	1,117,512
Nestle SA REG	466,033	34,596,078

		37,633,424

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,617	967,767

Insurance 0.7%
Baloise Holding AG REG	7,138	904,658
Swiss Life Holding AG REG*	4,621	1,244,666
Swiss Re AG	51,464	5,026,299
Zurich Insurance Group AG*	22,324	5,735,036

		12,910,659

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,682	1,249,361

Machinery 0.1%
Schindler Holding AG REG	2,819	475,393
Schindler Holding AG — Participation Certificate	6,166	1,031,565
Sulzer AG REG (a)	3,754	352,852

		1,859,810

Marine 0.1%
Kuehne + Nagel International AG REG	8,578	1,175,179

Metals & Mining 0.1%
Glencore PLC*	1,869,125	2,476,832

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Pharmaceuticals 3.2%
Galenica AG REG (a)	597	$934,036
Novartis AG REG	332,591	28,609,237
Roche Holding AG	102,691	28,456,540

		57,999,813

Professional Services 0.2%
Adecco SA REG*	24,045	1,645,706
SGS SA REG	846	1,607,823

		3,253,529

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,937	619,854

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV (a)	86,388	578,347

Specialty Retail 0.1%
Dufry AG REG* (a)	5,695	677,604

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA REG	77,051	5,514,767
Swatch Group AG (The) REG	6,367	429,968
Swatch Group AG (The) — Bearer Shares (a)	4,379	1,520,673

		7,465,408

Trading Companies & Distributors 0.1%
Wolseley PLC	38,674	2,100,497

		175,016,709

UNITED KINGDOM 17.7%
Aerospace & Defense 0.4%
BAE Systems PLC	469,333	3,455,472
Cobham PLC	161,420	674,071
Meggitt PLC	115,356	636,910
Rolls-Royce Holdings PLC*	278,850	2,361,977

		7,128,430

Air Freight & Logistics 0.0%†
Royal Mail PLC	136,869	896,475

Airlines 0.1%
easyJet PLC	20,730	531,662
International Consolidated Airlines Group SA	115,333	1,033,751

		1,565,413

Auto Components 0.1%
GKN PLC	238,097	1,080,453

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	130,046	1,806,060

Banks 2.5%
Barclays PLC	2,457,408	7,909,830
HSBC Holdings PLC	2,863,234	22,602,987
Lloyds Banking Group PLC	8,303,174	8,934,174
Royal Bank of Scotland Group PLC*	499,614	2,220,815
Standard Chartered PLC	487,134	4,041,825

		45,709,631

23

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Beverages 1.0%
Diageo PLC	365,133	$9,970,964
SABMiller PLC	142,161	8,504,644

		18,475,608

Capital Markets 0.2%
3i Group PLC	139,285	986,669
Aberdeen Asset Management PLC	134,455	572,943
Hargreaves Lansdown PLC	35,593	790,187
ICAP PLC	80,385	603,376
Schroders PLC	17,668	773,840

		3,727,015

Chemicals 0.1%
Croda International PLC	19,765	885,569
Johnson Matthey PLC	28,060	1,097,648

		1,983,217

Commercial Services & Supplies 0.1%
Aggreko PLC	35,692	480,475
Babcock International Group PLC	32,787	490,663
G4S PLC	226,531	752,488

		1,723,626

Consumer Finance 0.1%
Provident Financial PLC	20,323	1,007,668

Containers & Packaging 0.0%†
Rexam PLC	100,429	895,777

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	43,912	1,776,596

Diversified Telecommunication Services 0.5%
BT Group PLC	1,216,251	8,445,132
Inmarsat PLC	72,335	1,212,655

		9,657,787

Electric Utilities 0.2%
SSE PLC	146,468	3,288,757

Energy Equipment & Services 0.0%†
Amec Foster Wheeler PLC	51,927	327,797
Petrofac Ltd.	36,660	430,011

		757,808

Food & Staples Retailing 0.2%
J Sainsbury PLC (a)	187,755	715,009
Tesco PLC*	1,203,586	2,644,611
Wm Morrison Supermarkets PLC (a)	306,677	668,212

		4,027,832

Food Products 0.2%
Associated British Foods PLC	53,578	2,636,420
Tate & Lyle PLC	70,114	617,588

		3,254,008

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	136,339	2,429,843

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	245,117	$4,247,442
InterContinental Hotels Group PLC	37,098	1,446,026
Merlin Entertainments PLC(c)	100,017	670,620
Whitbread PLC	25,954	1,682,248
William Hill PLC	148,162	864,688

		8,911,024

Household Durables 0.2%
Barratt Developments PLC	137,994	1,271,575
Persimmon PLC*	42,694	1,273,705
Taylor Wimpey PLC	452,584	1,352,938

		3,898,218

Household Products 0.5%
Reckitt Benckiser Group PLC	94,655	8,758,081

Industrial Conglomerates 0.0%†
Smiths Group PLC	64,029	885,451

Insurance 1.3%
Admiral Group PLC	28,968	707,851
Aviva PLC	586,968	4,455,366
Direct Line Insurance Group PLC	215,809	1,293,583
Legal & General Group PLC	881,089	3,476,691
Old Mutual PLC	756,337	1,989,666
Prudential PLC	376,373	8,479,492
RSA Insurance Group PLC	141,213	886,302
St James’s Place PLC	73,755	1,093,173
Standard Life PLC	294,055	1,683,910

		24,066,034

Internet Software & Services 0.0%†
Auto Trader Group PLC* (c)	105,770	689,605

Machinery 0.1%
CNH Industrial NV	136,695	936,216
IMI PLC	38,491	488,423
Melrose Industries PLC	129,308	553,883
Weir Group PLC (The)	28,551	419,380

		2,397,902

Media 0.9%
ITV PLC	582,497	2,371,550
Pearson PLC	115,246	1,245,862
RELX NV	141,639	2,385,526
RELX PLC	160,270	2,826,509
Sky PLC	156,152	2,559,761
WPP PLC	192,767	4,433,984

		15,823,192

Metals & Mining 0.5%
Anglo American PLC	196,271	861,083
Rio Tinto Ltd.	61,323	1,983,158
Rio Tinto PLC	183,777	5,350,717

		8,194,958

24

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Multiline Retail 0.2%
Marks & Spencer Group PLC	233,924	$1,557,512
Next PLC	21,640	2,323,505

		3,881,017

Multi-Utilities 0.5%
Centrica PLC	757,114	2,431,072
National Grid PLC	546,487	7,536,923

		9,967,995

Oil, Gas & Consumable Fuels 1.2%
BG Group PLC	497,315	7,208,998
BP PLC	2,686,762	13,962,255

		21,171,253

Personal Products 1.0%
Unilever NV, CVA	237,290	10,342,073
Unilever PLC	188,761	8,096,367

		18,438,440

Pharmaceuticals 1.5%
AstraZeneca PLC	185,353	12,520,104
GlaxoSmithKline PLC	707,908	14,296,798

		26,816,902

Professional Services 0.2%
Capita PLC	103,808	1,847,005
Intertek Group PLC	23,275	952,100

		2,799,105

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	138,832	1,606,407
Hammerson PLC	113,229	1,000,985
Intu Properties PLC	137,828	643,922
Land Securities Group PLC	111,134	1,926,511
Segro PLC	123,031	778,599

		5,956,424

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	208,495	3,177,887

Software 0.1%
Sage Group PLC (The)	155,680	1,383,227

Specialty Retail 0.2%
Dixons Carphone PLC	139,264	1,024,856
Kingfisher PLC	323,250	1,565,656
Sports Direct International PLC*	34,062	289,462

		2,879,974

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	62,511	1,099,820

Tobacco 1.2%
British American Tobacco PLC	273,804	15,205,440
Imperial Tobacco Group PLC	139,555	7,370,968

		22,576,408

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Trading Companies & Distributors 0.2%
Ashtead Group PLC	78,836	$1,297,470
Bunzl PLC	47,334	1,313,251
Travis Perkins PLC	35,229	1,022,010

		3,632,731

Water Utilities 0.1%
Severn Trent PLC	34,668	1,108,218
United Utilities Group PLC	93,729	1,290,584

		2,398,802

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,873,840	12,561,960

		323,558,414

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	25,928	1,477,017

Total Common Stocks (cost $1,618,992,289)		1,783,730,477

Preferred Stocks 0.5%
GERMANY 0.5%
Automobiles 0.3%
Bayerische Motoren Werke AG — Preference Shares	7,071	591,598
Porsche Automobil Holding SE — Preference Shares	21,529	1,158,635
Volkswagen AG — Preference Shares	27,189	3,925,531

		5,675,764

Chemicals 0.0%†
Fuchs Petrolub SE—Preference Shares	9,282	437,057

Household Products 0.2%
Henkel AG & Co. KGaA	26,633	2,972,296

Total Preferred Stocks (cost $8,152,618)		9,085,117

Rights 0.0%†

	Number of Rights

ITALY 0.0%†
Banks 0.0%†
Unione di Banche Italiane SCPA, expiring at an exercise price of $7.29 on 1/12/2016* (b)	136,001	0

25

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

Rights (continued)

	Number of Rights	Market Value

SINGAPORE 0.0%†
Real Estate Investment Trusts (REITs) 0.0%†
Ascendas Real Estate Investment Trust, expiring at an exercise price of $1.00 on 1/13/2016* (b)	11,462	$440

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring at an exercise price of $0.00 on 1/7/2016* (a)	150,821	75,232

Total Rights (cost $75,846)		75,672

Repurchase Agreements 3.1%

	Principal Amount

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $8,029,247, collateralized by a U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $8,160,015. (d)(e)(f)	$8,000,000	8,000,000
Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $10,001,636, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $10,200,003. (d)(e)(g)	10,000,000	10,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $8,362,996, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $8,529,953. (d)(e)	8,362,699	8,362,699
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $4,588,291, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $4,679,880. (d)(e)	4,588,118	4,588,118

Repurchase Agreements (continued)

	Principal Amount	Market Value

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $15,000,963, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $15,300,000. (d)(e)	$15,000,000	$15,000,000
Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (d)(e)	10,000,000	10,000,000

Total Repurchase Agreements (cost $55,950,817)		55,950,817

Total Investments (cost $1,683,171,570) (h) — 101.3%		1,848,842,083
Liabilities in excess of other assets — (1.3)%		(24,336,509)

NET ASSETS — 100.0%		$1,824,505,574

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $53,372,025, which was collateralized by repurchase agreements with a value of $55,950,817 and $723,032 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.50%, and maturity dates ranging from 01/14/16 - 02/15/45 a total value of $56,673,849.

(b)	Fair valued security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $3,831,911 which represents 0.21% of net assets.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $55,950,817.

(e)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

26

Statement of Investments (Continued)

December 31, 2015

NVIT International Index Fund (Continued)

(f)	The repurchase agreement has a daily put feature.

(g)	Illiquid security.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

Abp	Public Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

FDR	Fiduciary Depositary Receipt

IT	Italy
KGaA	Limited Partnership with shares
KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
143	DJ Euro Stoxx 50	03/18/16	$5,100,400	$87,816
41	FTSE 100 Index	03/18/16	3,746,207	127,641
45	SGX Nikkei 225 Index	03/10/16	3,532,385	(41)
17	SPI 200 Index	03/17/16	1,628,080	76,307
3	YEN Nikkei 225 Index	03/10/16	234,120	(7,370)

			$14,241,192	$284,353

At December 31, 2015 the Fund had $952,930 segregated in foreign currency as collateral with the broker for open futures contract.

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities

December 31, 2015

NVIT International Index Fund
Assets:
Investments, at value* (cost $1,627,220,753)	$1,792,891,266
Repurchase agreements, at value (cost $55,950,817)	55,950,817

Total Investments, at value (total cost $1,683,171,570)	1,848,842,083

Cash	1,081,414
Deposits with broker for futures contracts	952,930
Foreign currencies, at value (cost $26,715,041)	26,688,477
Dividends receivable	1,803,005
Security lending income receivable	66,538
Receivable for investments sold	1,013,628
Receivable for capital shares issued	16,847,173
Reclaims receivable	2,239,953
Receivable for variation margin on futures contracts	18,064
Prepaid expenses	3,123

Total Assets	1,899,556,388

Liabilities:
Payable for investments purchased	17,433,656
Payable for capital shares redeemed	1,117,592
Payable upon return of securities loaned (Note 2)	55,950,817
Accrued expenses and other payables:
Investment advisory fees	365,077
Fund administration fees	44,879
Distribution fees	20,974
Administrative servicing fees	15,897
Accounting and transfer agent fees	15,799
Custodian fees	9,874
Compliance program costs (Note 3)	1,936
Professional fees	52,944
Printing fees	9,550
Other	11,819

Total Liabilities	75,050,814

Net Assets	$1,824,505,574

Represented by:
Capital	$1,829,624,258
Accumulated distributions in excess of net investment income	(1,027,883)
Accumulated net realized losses from investments, futures and foreign currency transactions	(169,915,752)
Net unrealized appreciation/(depreciation) from investments	165,670,513
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	284,353
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(129,915)

Net Assets	$1,824,505,574

*	Includes value of securities on loan of $53,372,025 (Note 2).

28

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT International Index Fund
Net Assets:
Class I Shares	$57,974,996
Class II Shares	11,918,143
Class VIII Shares	54,681,371
Class Y Shares	1,699,931,064

Total	$1,824,505,574

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,665,650
Class II Shares	1,370,801
Class VIII Shares	6,316,362
Class Y Shares	195,270,031

Total	209,622,844

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.70
Class II Shares	$8.69
Class VIII Shares	$8.66
Class Y Shares	$8.71

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations

For the Year Ended December 31, 2015

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$58,884,600
Income from securities lending (Note 2)	1,349,199
Interest income	4,463
Foreign tax withholding	(4,253,414)

Total Income	55,984,848

EXPENSES:
Investment advisory fees	4,319,761
Fund administration fees	530,974
Distribution fees Class II Shares	32,319
Distribution fees Class VIII Shares	211,994
Administrative servicing fees Class I Shares	38,624
Administrative servicing fees Class II Shares	16,080
Administrative servicing fees Class VIII Shares	78,498
Professional fees	149,219
Printing fees	22,241
Trustee fees	50,794
Custodian fees	70,252
Accounting and transfer agent fees	87,322
Compliance program costs (Note 3)	7,663
Other	132,601

Total Expenses	5,748,342

NET INVESTMENT INCOME	50,236,506

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,814,695)
Net realized losses from futures transactions (Note 2)	(6,365)
Net realized losses from foreign currency transactions (Note 2)	(919,208)

Net realized losses from investments, futures and foreign currency transactions	(2,740,268)

Net change in unrealized appreciation/(depreciation) from investments	(65,992,089)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	398,175
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	161,559

Net change in unrealized appreciation/(depreciation) from investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(65,432,355)

Net realized/unrealized losses from investments, futures, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(68,172,623)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,936,117)

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	NVIT International Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$50,236,506	$58,376,642
Net realized losses from investments, futures and foreign currency transactions	(2,740,268)	(1,158,961)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(65,432,355)	(157,695,176)

Change in net assets resulting from operations	(17,936,117)	(100,477,495)

Distributions to Shareholders From:
Net investment income:
Class I	(1,045,955)	(341,447	)(a)
Class II	(261,907)	(448,874)
Class VI (b)	—	(76,380)
Class VIII	(1,117,715)	(1,270,389)
Class Y	(43,578,268)	(57,792,806)

Change in net assets from shareholder distributions	(46,003,845)	(59,929,896)

Change in net assets from capital transactions	167,438,579	171,273,469

Change in net assets	103,498,617	10,866,078

Net Assets:
Beginning of year	1,721,006,957	1,710,140,879

End of year	$1,824,505,574	$1,721,006,957

Accumulated distributions in excess of net investment income at end of year	$(1,027,883)	$(5,101,492)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$58,329,890	$18,444,457	(a)
Dividends reinvested	1,045,955	341,447	(a)
Cost of shares redeemed	(14,969,332)	(1,582,275	)(a)

Total Class I Shares	44,406,513	17,203,629	(a)

Class II Shares
Proceeds from shares issued	3,566,469	6,763,165
Proceeds from shares issued from class conversion	–	6,726,428
Dividends reinvested	261,907	448,874
Cost of shares redeemed	(3,605,918)	(17,687,915)

Total Class II Shares	222,458	(3,749,448)

Class VI Shares (b)
Proceeds from shares issued	–	1,298,290
Dividends reinvested	–	76,380
Cost of shares redeemed in class conversion	–	(6,726,428)
Cost of shares redeemed	–	(595,398)

Total Class VI Shares	–	(5,947,156)

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

31

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class VIII Shares
Proceeds from shares issued	$19,168,267	$12,763,241
Dividends reinvested	1,117,715	1,270,389
Cost of shares redeemed	(6,623,343)	(3,197,267)

Total Class VIII Shares	13,662,639	10,836,363

Class Y Shares
Proceeds from shares issued	225,465,491	205,404,005
Dividends reinvested	43,578,268	57,792,806
Cost of shares redeemed	(159,896,790)	(110,266,730)

Total Class Y Shares	109,146,969	152,930,081

Change in net assets from capital transactions	$167,438,579	$171,273,469

SHARE TRANSACTIONS:
Class I Shares
Issued	6,393,827	1,859,817	(a)
Reinvested	121,952	37,609	(a)
Redeemed	(1,584,120)	(163,435	)(a)

Total Class I Shares	4,931,659	1,733,991	(a)

Class II Shares
Issued	392,410	691,574
Issued in class conversion	–	683,893
Reinvested	30,513	47,579
Redeemed	(384,986)	(1,775,558)

Total Class II Shares	37,937	(352,512)

Class VI Shares (b)
Issued	–	132,534
Reinvested	–	7,786
Redeemed in class conversion	–	(685,454)
Redeemed	–	(60,636)

Total Class VI Shares	–	(605,770)

Class VIII Shares
Issued	2,049,728	1,319,467
Reinvested	130,816	136,641
Redeemed	(715,689)	(330,849)

Total Class VIII Shares	1,464,855	1,125,259

Class Y Shares
Issued	23,770,599	21,382,223
Reinvested	5,072,577	6,179,433
Redeemed	(16,599,161)	(11,094,239)

Total Class Y Shares	12,244,015	16,467,417

Total change in shares	18,678,466	18,368,385

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$9.02	0.22	(0.31)	(0.09)	(0.23)	(0.23)	–	$8.70	(0.96%	)	$57,974,996	0.45%	2.40%	0.45%	4.35%
Period Ended December 31, 2014 (e)(f)	$10.01	0.23	(1.01)	(0.78)	(0.21)	(0.21)	–	$9.02	(7.83%	)	$15,638,520	0.44%	2.32%	0.44%	3.98%

Class II Shares
Year Ended December 31, 2015 (e)	$9.00	0.23	(0.35)	(0.12)	(0.19)	(0.19)	–	$8.69	(1.26%	)	$11,918,143	0.67%	2.47%	0.67%	4.35%
Year Ended December 31, 2014 (e)	$9.89	0.34	(0.94)	(0.60)	(0.29)	(0.29)	–	$9.00	(6.12%	)	$11,995,318	0.70%	3.46%	0.70%	3.98%
Year Ended December 31, 2013 (e)	$8.37	0.21	1.57	1.78	(0.26)	(0.26)	–	$9.89	21.36%		$16,662,095	0.70%	2.27%	0.70%	5.67%
Year Ended December 31, 2012 (e)	$7.25	0.24	1.08	1.32	(0.20)	(0.20)	–	$8.37	18.29%		$12,451,393	0.71%	3.03%	0.72%	8.67%
Year Ended December 31, 2011 (e)	$8.51	0.23	(1.27)	(1.04)	(0.22)	(0.22)	–	$7.25	(12.72%	)	$14,359,606	0.71%	2.79%	0.73%	5.07%

Class VIII Shares
Year Ended December 31, 2015 (e)	$8.97	0.21	(0.34)	(0.13)	(0.18)	(0.18)	–	$8.66	(1.39%	)	$54,681,371	0.84%	2.24%	0.84%	4.35%
Year Ended December 31, 2014 (e)	$9.86	0.27	(0.87)	(0.60)	(0.29)	(0.29)	–	$8.97	(6.19%	)	$43,497,497	0.85%	2.83%	0.85%	3.98%
Year Ended December 31, 2013 (e)	$8.36	0.19	1.55	1.74	(0.24)	(0.24)	–	$9.86	21.01%		$36,745,163	0.85%	2.09%	0.85%	5.67%
Year Ended December 31, 2012 (e)	$7.24	0.20	1.11	1.31	(0.19)	(0.19)	–	$8.36	18.21%		$23,542,464	0.86%	2.62%	0.87%	8.67%
Year Ended December 31, 2011 (e)	$8.50	0.21	(1.26)	(1.05)	(0.21)	(0.21)	–	$7.24	(12.85%	)	$24,478,621	0.86%	2.57%	0.88%	5.07%

Class Y Shares
Year Ended December 31, 2015 (e)	$9.01	0.26	(0.33)	(0.07)	(0.23)	(0.23)	–	$8.71	(0.74%	)	$1,699,931,064	0.30%	2.79%	0.30%	4.35%
Year Ended December 31, 2014 (e)	$9.91	0.34	(0.90)	(0.56)	(0.34)	(0.34)	–	$9.01	(5.76%	)	$1,649,875,622	0.30%	3.42%	0.30%	3.98%
Year Ended December 31, 2013 (e)	$8.39	0.25	1.56	1.81	(0.29)	(0.29)	–	$9.91	21.72%		$1,650,757,852	0.30%	2.73%	0.30%	5.67%
Year Ended December 31, 2012 (e)	$7.26	0.25	1.12	1.37	(0.24)	(0.24)	–	$8.39	18.89%		$1,476,483,428	0.31%	3.26%	0.32%	8.67%
Year Ended December 31, 2011 (e)	$8.53	0.25	(1.27)	(1.02)	(0.25)	(0.25)	–	$7.26	(12.44%	)	$1,343,291,702	0.31%	3.10%	0.34%	5.07%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

33

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT International Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, Class VIII, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

34

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

35

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$19,147,156	$—	$19,147,156
Air Freight & Logistics	—	7,079,290	—	7,079,290
Airlines	286,615	4,465,035	—	4,751,650
Auto Components	—	23,903,795	—	23,903,795
Automobiles	—	69,317,680	—	69,317,680
Banks	8,870,744	218,366,269	—	227,237,013
Beverages	—	48,569,298	—	48,569,298
Biotechnology	—	8,384,954	—	8,384,954
Building Products	—	12,855,618	—	12,855,618
Capital Markets	—	35,901,025	—	35,901,025
Chemicals	—	61,901,989	—	61,901,989
Commercial Services & Supplies	—	10,753,701	—	10,753,701
Communications Equipment	—	9,805,659	—	9,805,659
Construction & Engineering	—	13,920,984	—	13,920,984
Construction Materials	—	10,860,153	—	10,860,153
Consumer Finance	—	2,025,689	—	2,025,689
Containers & Packaging	—	2,898,795	—	2,898,795
Distributors	—	407,437	—	407,437
Diversified Consumer Services	—	241,903	—	241,903
Diversified Financial Services	—	22,079,508	—	22,079,508
Diversified Telecommunication Services	516,355	59,797,454	—	60,313,809
Electric Utilities	—	32,002,226	—	32,002,226
Electrical Equipment	—	23,082,470	—	23,082,470
Electronic Equipment, Instruments & Components	—	22,664,611	—	22,664,611
Energy Equipment & Services	—	3,317,793	—	3,317,793
Food & Staples Retailing	—	29,618,029	—	29,618,029
Food Products	1,117,512	57,064,607	—	58,182,119
Gas Utilities	—	9,406,546	—	9,406,546
Health Care Equipment & Supplies	—	16,940,666	—	16,940,666
Health Care Providers & Services	—	10,693,662	—	10,693,662
Health Care Technology	—	518,355	—	518,355
Hotels, Restaurants & Leisure	261,761	22,223,124	—	22,484,885
Household Durables	—	18,444,444	—	18,444,444
Household Products	—	13,615,146	—	13,615,146
Independent Power and Renewable Electricity Producers	—	1,512,866	—	1,512,866
Industrial Conglomerates	—	24,648,397	—	24,648,397
Information Technology Services	—	10,503,991	—	10,503,991
Insurance	1,002,363	105,668,134	—	106,670,497
Internet & Catalog Retail	—	2,026,006	—	2,026,006
Internet Software & Services	—	3,084,810	—	3,084,810
Leisure Products	—	3,411,880	—	3,411,880
Life Sciences Tools & Services	—	2,141,821	—	2,141,821
Machinery	—	40,863,374	—	40,863,374
Marine	—	4,147,932	—	4,147,932
Media	537,739	31,087,972	—	31,625,711
Metals & Mining	—	33,246,269	—	33,246,269
Multiline Retail	—	7,344,352	—	7,344,352
Multi-Utilities	—	21,748,303	—	21,748,303

36

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$—	$78,047,735	$—	$78,047,735
Paper & Forest Products	—	3,529,395	—	3,529,395
Personal Products	10,342,073	21,007,895	—	31,349,968
Pharmaceuticals	209,570	174,642,476	—	174,852,046
Professional Services	—	11,430,754	—	11,430,754
Real Estate Investment Trusts (REITs)	623,976	29,963,025	—	30,587,001
Real Estate Management & Development	540,465	34,337,100	—	34,877,565
Road & Rail	—	22,494,604	—	22,494,604
Semiconductors & Semiconductor Equipment	1,668,824	13,333,547	—	15,002,371
Software	1,347,838	19,356,072	—	20,703,910
Specialty Retail	—	19,205,382	—	19,205,382
Technology Hardware, Storage & Peripherals	—	11,503,270	—	11,503,270
Textiles, Apparel & Luxury Goods	—	28,556,262	—	28,556,262
Tobacco	—	29,439,473	—	29,439,473
Trading Companies & Distributors	641,530	20,463,423	—	21,104,953
Transportation Infrastructure	75,452	10,472,281	—	10,547,733
Water Utilities	—	2,398,802	—	2,398,802
Wireless Telecommunication Services	—	31,794,986	—	31,794,986
Total Common Stocks	$28,042,817	$1,755,687,660	$—	$1,783,730,477
Futures Contracts	291,764	—	—	291,764
Preferred Stocks	—	9,085,117	—	9,085,117
Repurchase Agreements	—	55,950,817	—	55,950,817
Rights	75,232	440	—	75,672
Total Assets	$28,409,813	$1,820,724,034	$—	$1,849,133,847

Liabilities:
Futures Contracts	$(7,411)	$—	$—	$(7,411)
Total Liabilities	$(7,411)	$—	$—	$(7,411)
Total	$28,402,402	$1,820,724,034	$—	$1,849,126,436

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a) During the year ended December 31, 2015, there were ten transfers of international common stock investments from Level 1 to Level 2. The market value at the time of the transfer and at December 31, 2015, was $15,937,562 and $17,719,545, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At December 31, 2015, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b) During the year ended December 31, 2015, there were three transfers of international common stock investments from Level 2 to Level 1. The market value at the time of the transfer and at December 31, 2015, was $16,455,041 and $19,132,726, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At December 31, 2015, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

During the year ended December 31, 2015, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

37

Notes to Financial Statements (Continued)

December 31, 2015

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

38

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$291,764
Total		$291,764

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(7,411)
Total		$(7,411)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(6,365)
Total	$(6,365)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$398,175
Total	$398,175

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

39

Notes to Financial Statements (Continued)

December 31, 2015

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the statements of operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $55,950,817, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

40

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the joint repos on a gross basis were as follows:

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $376,370,938, collateralized by a U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $382,500,694.

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89%-4.50%, maturing 05/25/23-12/01/45; total market value $153,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Citigroup Global Markets, Inc.	$8,000,000	$—	$8,000,000	$(8,000,000)	$—
Deutsche Bank Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Goldman Sachs & Co.	8,362,699	—	8,362,699	(8,362,699)	—
Nomura	4,588,118	—	4,588,118	(4,588,118)	—
Nomura	15,000,000	—	15,000,000	15,000,000	—
Societe Generale	10,000,000	—	10,000,000	(10,000,000)	—
Total	$55,950,817	$—	$55,950,817	$(55,950,817)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

41

Notes to Financial Statements (Continued)

December 31, 2015

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales and losses and partnership distributions. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated distributions in excess of net investment income	Accumulated net realized losses from investments, futures and foreign currency transactions
$(178,184)	$(159,052)	$337,236

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

42

Notes to Financial Statements (Continued)

December 31, 2015

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.205%
$3 billion and more	0.195%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.24%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.34% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense

43

Notes to Financial Statements (Continued)

December 31, 2015

Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $530,974 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $7,663.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares, and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $133,202.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.12% and 0.15% for Class I, Class II and Class VIII shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as

44

Notes to Financial Statements (Continued)

December 31, 2015

disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,990.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $241,603,086 and sales of $77,541,704 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

45

Notes to Financial Statements (Continued)

December 31, 2015

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $0 of brokerage commissions.

11.   Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$46,003,845	$—	$46,003,845	$—	$46,003,845

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$59,929,896	$—	$59,929,896	$—	$59,929,896

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$5,777,649	$—	$5,777,649	$(110,902,998)	$100,006,665	$(5,118,684)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

46

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,748,782,434	$353,502,883	$(253,443,234)	$100,059,649

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$2,921,011	2016
17,097,785	2017
8,956,196	2018
81,928,006	Unlimited

During the year ended December 31, 2015, the Fund had capital loss carryforwards that were utilized of $1,404,797 and are no longer eligible to offset future capital gains, if any.

12.   Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT International Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

48

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $58,866,080 or $0.2808 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $1,809,965 or $0.0086 per outstanding share.

49

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

50

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

51

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

52

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

53

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

54

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

55

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

56

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

57

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

58

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

59

Annual Report

December 31, 2015

NVIT Mid Cap Index Fund

AR-MCX 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Mid Cap Index Fund

For the annual period ended December 31, 2015, the NVIT Mid Cap Index Fund (Class I) registered -2.53% versus -2.18% for its benchmark, the S&P MidCap 400® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mid-Cap Core Funds (consisting of 90 funds as of December 31, 2015) was -2.67% for the same time period. Performance for the Fund’s other share classes versus its benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

U.S. stocks sold off in January 2015 as lower oil prices punished the energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. February was an upbeat month thanks to increased merger-and-acquisition activity and strong earnings reports from cyclical technology companies. However, March saw investors retreat from U.S. equities in favor of appealing opportunities overseas as U.S. profit margins neared record highs and earnings growth weakened. U.S. economic data generally softened over the quarter with the exception of the labor market. However, an improving labor market furthered the appreciation of the U.S. dollar and stoked volatility as investors sharpened their focus on the Federal Reserve’s (Fed) stance toward tightening policy.

While the pace of economic growth was far from inspiring, mixed data through the second quarter paradoxically boosted U.S. stocks. As the economy gained momentum, however, the six-year-old bull market still found support amid strong merger and acquisition (M&A) activity and record-level share buybacks.

The third quarter for U.S. markets started well with strong manufacturing and construction data and M&A activity. It was short-lived, however, and volatility and uncertainty became the main themes of the quarter. Investors’ concerns started with the Greek debt crises, falling oil prices and sell-off in Chinese equities. Volatility peaked in late August with the CBOE Volatility Index (VIX) at 53 (the highest level since 2009), market participants questioning global growth, the impact of a possible rate hike and a strong dollar. Uncertainty in global financial markets decreased inflation expectations in the U.S., and the lack of wage growth weighed on the Fed to not increase rates in mid-September. Despite the Fed’s decision not to increase rates, U.S. equity markets had their worst quarter of performance in more than three years.

The fourth quarter began with a strong October during which expectations for the start of the Fed’s rate hiking cycle were pushed out, given lackluster early economic reports (jobs and services data). Combined with lowered expectations for an October rate increase, oil prices began to rebound and the energy sector staged a short-lived recovery. Increased M&A activity and strong earnings from several bellwethers also led to a strong month for the S&P 500® Index (S&P 500), which posted an 8.4% return. The U.S. dollar was mixed versus other currencies.

In November, several Fed members commented that a rate hike was likely for 2015, with the one remaining meeting coming in December. Fed Chair Janet Yellen emphasized that the Fed would likely raise rates in December, but that the rate hikes would be gradual. Other Fed officials echoed the “gradual” theme as an emphasis. Geopolitical risks in November, with the Russian downed plane in Syria and the Paris terror attacks, roiled world markets, while better-than-expected payrolls and economic data pointed to a healthier U.S. economy. All of this was coming on the heels of lowered growth forecasts out of China, leading to the risk of a greater global slowdown. The S&P 500 was virtually flat with a 0.3% return. The U.S. dollar strengthened versus the major currencies except the Australian dollar.

December headlines were dominated by plunging oil prices, Chinese slowing growth, and the Fed raising rates for the first time since 2006. Energy stocks declined in December, and the S&P 500 lost 1.6%, with these concerns weighing on the markets. Janet Yellen emphasized again that future rate hikes would be gradual and data-driven, which gave markets some sense of calm. Better-than-expected U.S. Gross Domestic Product (GDP) growth also helped the U.S. market, but low oil prices and slowing Chinese

4

Fund Commentary (con’t.)	NVIT Mid Cap Index Fund

growth pose significant risks going forward. The U.S. dollar was mixed versus other currencies for the month.

Exchange-traded futures are employed to equitize cash flows generated from daily participant activity, dividends, interest received and other cash flows associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Derivatives are not used in any speculative or arbitrage capacity, but only to equitize cash. For the year ended 2015, futures did not have any impact on performance.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA;

Alan Mason; and Greg Savage, CFA

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Mid Cap Index Fund

Asset Allocation†

Common Stocks	96.1%
Repurchase Agreements	4.2%
Liabilities in excess of other assets	(0.3)%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	10.4%
Insurance	5.3%
Banks	5.3%
Software	4.6%
Health Care Equipment & Supplies	4.2%
Machinery	4.0%
Information Technology Services	4.0%
Electronic Equipment, Instruments & Components	3.6%
Chemicals	2.9%
Health Care Providers & Services	2.8%
Other Industries*	52.9%
100.0%

Top Holdings††

Jarden Corp.	0.8%
Extra Space Storage, Inc.	0.7%
Acuity Brands, Inc.	0.7%
Alaska Air Group, Inc.	0.7%
Federal Realty Investment Trust	0.7%
UDR, Inc.	0.6%
Hologic, Inc.	0.6%
Mettler-Toledo International, Inc.	0.6%
LKQ Corp.	0.6%
Foot Locker, Inc.	0.6%
Other Holdings*	93.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

6

Fund Performance	NVIT Mid Cap Index Fund

Average Annual Total Return1

(For years ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	(2.53)%	10.19%	7.73%
Class II	(2.77)%	9.98%	7.52%
Class Y2	(2.43)%	10.35%	7.88%
S&P MidCap 400® Index	(2.18)%	10.68%	8.18%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class Y shares (May 1, 2006), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities.

Expense Ratios

Expense Ratio^
Class I	0.40%
Class II	0.61%
Class Y	0.25%

^	Current effective prospectus dated April 30, 2015. Please see the Funid’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Mid Cap Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of the S&P MidCap 400® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Mid Cap Index Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	937.30	1.95	0.40
	Hypothetical	(a)(b)	1,000.00	1,023.19	2.04	0.40
Class II Shares	Actual	(a)	1,000.00	936.30	2.98	0.61
	Hypothetical	(a)(b)	1,000.00	1,022.13	3.11	0.61
Class Y Shares	Actual	(a)	1,000.00	937.60	1.22	0.25
	Hypothetical	(a)(b)	1,000.00	1,023.95	1.28	0.25

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Mid Cap Index Fund

Common Stocks 96.1%

	Shares	Market Value

Aerospace & Defense 1.6%
B/E Aerospace, Inc.	89,187	$3,778,853
Esterline Technologies Corp.*	25,234	2,043,954
Huntington Ingalls Industries, Inc.	40,103	5,087,065
KLX, Inc.*	44,847	1,380,839
Orbital ATK, Inc.	50,243	4,488,710
Teledyne Technologies, Inc.*	30,248	2,682,998
Triumph Group, Inc.	41,915	1,666,121

		21,128,540

Airlines 1.1%
Alaska Air Group, Inc.	107,678	8,669,156
JetBlue Airways Corp.*	268,825	6,088,886

		14,758,042

Auto Components 0.4%
Dana Holding Corp.	130,458	1,800,320
Gentex Corp.	248,955	3,985,770

		5,786,090

Automobiles 0.2%
Thor Industries, Inc.	38,976	2,188,502

Banks 5.3%
Associated Banc-Corp. (a)	127,692	2,394,225
BancorpSouth, Inc. (a)	72,220	1,732,558
Bank of Hawaii Corp. (a)	36,980	2,326,042
Bank of the Ozarks, Inc.	69,413	3,433,167
Cathay General Bancorp (a)	64,237	2,012,545
Commerce Bancshares, Inc. (a)	71,646	3,047,821
Cullen/Frost Bankers, Inc. (a)	46,792	2,807,520
East West Bancorp, Inc.	122,686	5,098,830
First Horizon National Corp.	204,292	2,966,320
First Niagara Financial Group, Inc.	301,624	3,272,621
FirstMerit Corp. (a)	140,913	2,628,028
Fulton Financial Corp.	148,716	1,934,795
Hancock Holding Co.	66,377	1,670,709
International Bancshares Corp.	47,465	1,219,851
PacWest Bancorp (a)	96,424	4,155,874
Prosperity Bancshares, Inc.	55,969	2,678,676
Signature Bank*	42,911	6,581,260
SVB Financial Group*	43,957	5,226,487
Synovus Financial Corp.	111,468	3,609,334
TCF Financial Corp.	144,660	2,042,599
Trustmark Corp. (a)	57,429	1,323,164
Umpqua Holdings Corp. (a)	187,316	2,978,324
Valley National Bancorp (a)	190,576	1,877,174
Webster Financial Corp.	78,142	2,906,101

		69,924,025

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	8,148	1,645,163

Biotechnology 0.5%
United Therapeutics Corp.*	38,946	6,099,333

Common Stocks (continued)

	Shares	Market Value

Building Products 1.3%
A.O. Smith Corp.	63,867	$4,892,851
Fortune Brands Home & Security, Inc. (a)	136,252	7,561,986
Lennox International, Inc.	34,207	4,272,454

		16,727,291

Capital Markets 2.0%
Eaton Vance Corp. (a)	100,313	3,253,150
Federated Investors, Inc., Class B	80,940	2,318,931
Janus Capital Group, Inc.	125,329	1,765,886
Raymond James Financial, Inc.	108,938	6,315,136
SEI Investments Co.	118,038	6,185,191
Stifel Financial Corp.*	59,326	2,513,049
Waddell & Reed Financial, Inc., Class A (a)	71,186	2,040,191
WisdomTree Investments, Inc. (a)	97,395	1,527,154

		25,918,688

Chemicals 2.9%
Albemarle Corp. (a)	95,764	5,363,742
Ashland, Inc.	53,690	5,513,963
Cabot Corp.	53,483	2,186,385
Chemours Co. (The)	153,844	824,604
Minerals Technologies, Inc.	29,540	1,354,704
NewMarket Corp. (a)	8,594	3,271,994
Olin Corp.	140,267	2,421,008
PolyOne Corp. (a)	73,647	2,339,029
RPM International, Inc. (a)	113,426	4,997,549
Scotts Miracle-Gro Co. (The), Class A	38,862	2,506,988
Sensient Technologies Corp.	38,586	2,423,972
Valspar Corp. (The)	62,399	5,175,997

		38,379,935

Commercial Services & Supplies 1.7%
Clean Harbors, Inc.*	44,727	1,862,880
Copart, Inc.* (a)	86,917	3,303,715
Deluxe Corp.	41,992	2,290,244
Herman Miller, Inc.	50,867	1,459,883
HNI Corp.	37,701	1,359,498
MSA Safety, Inc.	26,988	1,173,168
Rollins, Inc.	79,904	2,069,514
RR Donnelley & Sons Co.	177,411	2,611,490
Waste Connections, Inc.	104,439	5,882,004

		22,012,396

Communications Equipment 1.0%
ARRIS Group, Inc.*	115,107	3,518,821
Ciena Corp.* (a)	107,678	2,227,858
InterDigital, Inc. (a)	30,224	1,482,185
NetScout Systems, Inc.*	84,583	2,596,698
Plantronics, Inc. (a)	28,748	1,363,230
Polycom, Inc.*	113,366	1,427,278

		12,616,070

10

Statement of Investments (Continued)

December 31, 2015

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering 0.6%
AECOM*	129,204	$3,879,996
Granite Construction, Inc.	33,475	1,436,412
KBR, Inc.	122,705	2,076,169

		7,392,577

Construction Materials 0.2%
Eagle Materials, Inc.	42,831	2,588,277

Consumer Finance 0.2%
SLM Corp.*	362,032	2,360,449

Containers & Packaging 1.4%
AptarGroup, Inc.	53,382	3,878,202
Bemis Co., Inc. (b)	81,902	3,660,201
Greif, Inc., Class A (a)	21,851	673,229
Packaging Corp. of America	82,793	5,220,099
Silgan Holdings, Inc. (a)	34,389	1,847,377
Sonoco Products Co. (a)	86,154	3,521,114

		18,800,222

Distributors 0.6%
LKQ Corp.*	260,724	7,725,252

Diversified Consumer Services 0.7%
DeVry Education Group, Inc. (a)	48,592	1,229,863
Graham Holdings Co., Class B	3,815	1,850,161
Service Corp. International	167,736	4,364,491
Sotheby’s	50,772	1,307,887

		8,752,402

Diversified Financial Services 1.5%
CBOE Holdings, Inc.	70,375	4,567,338
FactSet Research Systems, Inc. (a)	35,358	5,748,150
MarketAxess Holdings, Inc.	31,829	3,551,798
MSCI, Inc.	78,870	5,688,893

		19,556,179

Electric Utilities 1.8%
Cleco Corp. (a)	51,414	2,684,325
Great Plains Energy, Inc.	131,196	3,582,963
Hawaiian Electric Industries, Inc.	91,347	2,644,496
IDACORP, Inc.	42,794	2,909,992
OGE Energy Corp.	170,440	4,480,867
PNM Resources, Inc.	67,711	2,069,925
Westar Energy, Inc.	120,632	5,116,003

		23,488,571

Electrical Equipment 1.2%
Acuity Brands, Inc. (b)	37,368	8,736,639
Hubbell, Inc.	46,398	4,688,054
Regal Beloit Corp.	38,116	2,230,548

		15,655,241

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.*	79,834	$4,325,406
Avnet, Inc.	112,691	4,827,682
Belden, Inc.	35,829	1,708,327
Cognex Corp. (a)	72,351	2,443,293
FEI Co. (a)	34,879	2,782,995
Ingram Micro, Inc., Class A	132,982	4,039,993
IPG Photonics Corp.* (a)	31,092	2,772,163
Jabil Circuit, Inc. (a)	161,483	3,760,939
Keysight Technologies, Inc.*	145,088	4,110,343
Knowles Corp.* (a)	75,116	1,001,296
National Instruments Corp.	85,843	2,462,836
SYNNEX Corp.	24,587	2,211,109
Tech Data Corp.*	30,028	1,993,259
Trimble Navigation Ltd.*	213,829	4,586,632
Vishay Intertechnology, Inc. (a)	115,135	1,387,377
Zebra Technologies Corp., Class A*	44,474	3,097,614

		47,511,264

Energy Equipment & Services 1.3%
Atwood Oceanics, Inc. (a)	49,464	506,017
Dril-Quip, Inc.* (a)	32,903	1,948,845
Nabors Industries Ltd.	241,890	2,058,484
Noble Corp. PLC (a)	205,693	2,170,061
Oceaneering International, Inc. (a)	83,175	3,120,726
Oil States International, Inc.* (a)	43,601	1,188,127
Patterson-UTI Energy, Inc. (a)	125,130	1,886,960
Rowan Cos. PLC, Class A (a)	106,085	1,798,141
Superior Energy Services, Inc.	128,146	1,726,127

		16,403,488

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc. (a)	33,286	4,009,299
SUPERVALU, Inc.*	225,191	1,526,795
United Natural Foods, Inc.* (a)	42,579	1,675,909

		7,212,003

Food Products 2.2%
Dean Foods Co. (a)	77,980	1,337,357
Flowers Foods, Inc.	159,271	3,422,734
Hain Celestial Group, Inc. (The)* (a)	87,904	3,550,442
Ingredion, Inc.	61,070	5,852,949
Lancaster Colony Corp.	16,514	1,906,706
Post Holdings, Inc.*	52,967	3,268,064
Tootsie Roll Industries, Inc. (a)	15,214	480,610
TreeHouse Foods, Inc.* (a)	36,610	2,872,421
WhiteWave Foods Co. (The)*	150,322	5,849,029

		28,540,312

Gas Utilities 1.6%
Atmos Energy Corp.	86,606	5,459,642
National Fuel Gas Co.	72,221	3,087,448
ONE Gas, Inc.	44,329	2,223,986

11

Statement of Investments (Continued)

December 31, 2015

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities (continued)
Questar Corp.	149,391	$2,910,137
UGI Corp.	146,875	4,958,500
WGL Holdings, Inc.	42,539	2,679,531

		21,319,244

Health Care Equipment & Supplies 4.2%
Align Technology, Inc.* (a)	61,742	4,065,711
Cooper Cos., Inc. (The)	41,491	5,568,092
Halyard Health, Inc.*	39,624	1,323,838
Hill-Rom Holdings, Inc.	48,350	2,323,701
Hologic, Inc.*	210,033	8,126,177
IDEXX Laboratories, Inc.* (a)	77,638	5,661,363
LivaNova PLC*	36,274	2,153,587
ResMed, Inc. (a)	119,181	6,398,828
Sirona Dental Systems, Inc.*	47,702	5,226,708
STERIS PLC (a)	73,229	5,517,073
Teleflex, Inc.	35,496	4,665,949
West Pharmaceutical Services, Inc.	61,512	3,704,253

		54,735,280

Health Care Providers & Services 2.8%
Amsurg Corp.* (a)	46,035	3,498,660
Centene Corp.* (a)	101,745	6,695,838
Community Health Systems, Inc.*	100,411	2,663,904
Health Net, Inc.*	65,983	4,517,196
LifePoint Health, Inc.*	37,160	2,727,544
MEDNAX, Inc.*	80,263	5,751,647
Molina Healthcare, Inc.*	34,786	2,091,682
Owens & Minor, Inc. (a)	53,570	1,927,449
VCA, Inc.*	68,987	3,794,285
WellCare Health Plans, Inc.*	37,463	2,929,981

		36,598,186

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	160,596	2,469,966

Hotels, Restaurants & Leisure 2.1%
Brinker International, Inc.	51,094	2,449,957
Buffalo Wild Wings, Inc.* (a)	16,255	2,595,111
Cheesecake Factory, Inc. (The) (a)	38,385	1,769,932
Cracker Barrel Old Country Store, Inc. (a)	20,367	2,583,147
Domino’s Pizza, Inc.	46,681	5,193,261
Dunkin’ Brands Group, Inc. (a)	79,031	3,365,930
International Speedway Corp., Class A	22,714	765,916
Jack in the Box, Inc.	30,542	2,342,877
Panera Bread Co., Class A*	20,296	3,953,255
Wendy’s Co. (The)	186,574	2,009,402

		27,028,788

Household Durables 2.4%
CalAtlantic Group, Inc.	64,811	2,457,633
Jarden Corp.*	176,605	10,087,678
KB Home (a)	77,437	954,798

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
M.D.C. Holdings, Inc.	33,244	$848,719
NVR, Inc.* (a)	3,140	5,159,020
Tempur Sealy International, Inc.*	53,120	3,742,835
Toll Brothers, Inc.*	138,415	4,609,220
TRI Pointe Group, Inc.* (a)	123,741	1,567,798
Tupperware Brands Corp. (a)	42,984	2,392,060

		31,819,761

Household Products 0.1%
Energizer Holdings, Inc.	52,869	1,800,718

Independent Power and Renewable Electricity Producers 0.0%†
Talen Energy Corp.* (a)	54,805	341,435

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	55,450	4,917,861

Information Technology Services 4.0%
Acxiom Corp.*	66,256	1,386,076
Broadridge Financial Solutions, Inc.	101,240	5,439,625
Computer Sciences Corp.	118,453	3,871,044
Convergys Corp. (a)	83,544	2,079,410
CoreLogic, Inc.*	75,237	2,547,525
DST Systems, Inc.	27,763	3,166,648
Gartner, Inc.*	70,592	6,402,694
Global Payments, Inc.	110,712	7,142,031
Jack Henry & Associates, Inc.	68,239	5,326,736
Leidos Holdings, Inc.	54,764	3,081,023
MAXIMUS, Inc.	55,735	3,135,094
NeuStar, Inc., Class A* (a)	45,030	1,079,369
Science Applications International Corp.	35,299	1,615,988
VeriFone Systems, Inc.* (a)	98,133	2,749,687
WEX, Inc.*	32,858	2,904,647

		51,927,597

Insurance 5.4%
Alleghany Corp.*	13,287	6,350,256
American Financial Group, Inc.	61,069	4,401,854
Arthur J. Gallagher & Co.	150,836	6,175,226
Aspen Insurance Holdings Ltd.	51,666	2,495,468
Brown & Brown, Inc.	99,856	3,205,378
CNO Financial Group, Inc.	158,722	3,030,003
Endurance Specialty Holdings Ltd.	52,304	3,346,933
Everest Re Group Ltd.	36,745	6,727,642
First American Financial Corp. (a)	92,783	3,330,910
Genworth Financial, Inc., Class A*	411,528	1,534,999
Hanover Insurance Group, Inc. (The)	36,914	3,002,585
Kemper Corp.	41,392	1,541,852
Mercury General Corp.	30,190	1,405,948
Old Republic International Corp.	207,502	3,865,762
Primerica, Inc. (a)	41,249	1,948,190
Reinsurance Group of America, Inc.	56,099	4,799,269
RenaissanceRe Holdings Ltd.	37,428	4,236,475

12

Statement of Investments (Continued)

December 31, 2015

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
StanCorp Financial Group, Inc.	36,142	$4,115,851
W.R. Berkley Corp.	84,145	4,606,939

		70,121,540

Internet & Catalog Retail 0.1%
HSN, Inc.	27,427	1,389,726

Internet Software & Services 0.4%
j2 Global, Inc.	39,337	3,238,222
Rackspace Hosting, Inc.*	97,326	2,464,294

		5,702,516

Leisure Products 0.8%
Brunswick Corp.	77,724	3,925,839
Polaris Industries, Inc. (a)	52,033	4,472,237
Vista Outdoor, Inc.*	53,128	2,364,727

		10,762,803

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A*	17,748	2,460,938
Bio-Techne Corp.	31,595	2,843,550
Charles River Laboratories International, Inc.*	39,766	3,196,789
Mettler-Toledo International, Inc.*	23,349	7,918,346
PAREXEL International Corp.*	45,434	3,094,964

		19,514,587

Machinery 4.0%
AGCO Corp. (a)	62,760	2,848,676
CLARCOR, Inc. (a)	42,587	2,115,722
Crane Co.	41,945	2,006,649
Donaldson Co., Inc. (a)	105,275	3,017,181
Graco, Inc. (a)	47,725	3,439,541
IDEX Corp.	65,331	5,005,008
ITT Corp.	76,386	2,774,340
Joy Global, Inc. (a)	82,844	1,044,663
Kennametal, Inc. (a)	67,514	1,296,269
Lincoln Electric Holdings, Inc. (a)	56,278	2,920,265
Nordson Corp. (a)	45,792	2,937,557
Oshkosh Corp. (a)	63,826	2,491,767
Terex Corp. (a)	92,233	1,704,466
Timken Co. (The)	61,634	1,762,116
Toro Co. (The)	46,592	3,404,477
Trinity Industries, Inc.	130,458	3,133,601
Valmont Industries, Inc.	19,764	2,095,379
Wabtec Corp. (a)	82,181	5,844,713
Woodward, Inc. (a)	48,644	2,415,661

		52,258,051

Marine 0.2%
Kirby Corp.* (a)	46,088	2,425,151

Common Stocks (continued)

	Shares	Market Value

Media 1.5%
AMC Networks, Inc., Class A* (a)	51,985	$3,882,240
Cable One, Inc.	3,777	1,637,934
Cinemark Holdings, Inc.	89,681	2,998,036
DreamWorks Animation SKG, Inc., Class A* (a)	60,327	1,554,627
John Wiley & Sons, Inc., Class A	41,977	1,890,224
Live Nation Entertainment, Inc.*	123,857	3,043,166
Meredith Corp.	32,015	1,384,649
New York Times Co. (The), Class A (a)	105,864	1,420,695
Time, Inc.	93,288	1,461,823

		19,273,394

Metals & Mining 1.3%
Allegheny Technologies, Inc. (a)	92,837	1,044,416
Carpenter Technology Corp.	42,114	1,274,791
Commercial Metals Co. (a)	99,297	1,359,376
Compass Minerals International, Inc. (a)	28,642	2,155,883
Reliance Steel & Aluminum Co.	61,089	3,537,664
Royal Gold, Inc.	55,415	2,020,985
Steel Dynamics, Inc.	206,597	3,691,888
United States Steel Corp. (a)	124,323	992,098
Worthington Industries, Inc.	39,472	1,189,686

		17,266,787

Multiline Retail 0.3%
Big Lots, Inc.	42,302	1,630,319
J.C. Penney Co., Inc.* (a)	259,698	1,729,589

		3,359,908

Multi-Utilities 1.1%
Alliant Energy Corp.	96,730	6,040,788
Black Hills Corp. (a)	43,681	2,028,109
MDU Resources Group, Inc.	166,656	3,053,138
Vectren Corp.	70,271	2,980,896

		14,102,931

Oil, Gas & Consumable Fuels 1.6%
California Resources Corp. (a)	266,047	619,889
Denbury Resources, Inc. (a)	302,160	610,363
Energen Corp. (a)	67,242	2,756,250
Gulfport Energy Corp.*	91,987	2,260,121
HollyFrontier Corp.	155,954	6,221,005
QEP Resources, Inc.	136,664	1,831,298
SM Energy Co. (a)	57,763	1,135,621
Western Refining, Inc. (a)	59,168	2,107,564
World Fuel Services Corp.	60,411	2,323,407
WPX Energy, Inc.*	198,837	1,141,324

		21,006,842

Paper & Forest Products 0.3%
Domtar Corp.	53,411	1,973,536
Louisiana-Pacific Corp.* (a)	121,284	2,184,325

		4,157,861

13

Statement of Investments (Continued)

December 31, 2015

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Personal Products 0.4%
Avon Products, Inc. (a)	370,021	$1,498,585
Edgewell Personal Care Co.	51,234	4,015,209

		5,513,794

Pharmaceuticals 0.3%
Akorn, Inc.* (a)	68,094	2,540,587
Catalent, Inc.*	83,622	2,093,059

		4,633,646

Professional Services 1.2%
CEB, Inc.	28,250	1,734,267
FTI Consulting, Inc.*	35,568	1,232,787
ManpowerGroup, Inc.	62,795	5,292,991
Towers Watson & Co., Class A	59,267	7,613,439

		15,873,484

Real Estate Investment Trusts (REITs) 10.5%
Alexandria Real Estate Equities, Inc.	61,874	5,590,935
American Campus Communities, Inc.	95,857	3,962,728
BioMed Realty Trust, Inc.	172,450	4,085,341
Camden Property Trust	74,074	5,685,920
Care Capital Properties, Inc.	71,539	2,186,947
Communications Sales & Leasing, Inc.	102,389	1,913,650
Corporate Office Properties Trust	80,357	1,754,193
Corrections Corp. of America	99,560	2,637,344
Douglas Emmett, Inc.	118,965	3,709,329
Duke Realty Corp.	294,739	6,195,414
Equity One, Inc.	62,744	1,703,500
Extra Space Storage, Inc.	105,369	9,294,600
Federal Realty Investment Trust	59,186	8,647,075
Highwoods Properties, Inc.	81,274	3,543,546
Hospitality Properties Trust	128,773	3,367,414
Kilroy Realty Corp.	78,648	4,976,845
Lamar Advertising Co., Class A	69,985	4,197,700
LaSalle Hotel Properties	96,156	2,419,285
Liberty Property Trust	126,019	3,912,890
Mack-Cali Realty Corp.	75,734	1,768,389
Mid-America Apartment Communities, Inc.	64,317	5,840,627
National Retail Properties, Inc.	116,206	4,654,050
Omega Healthcare Investors, Inc.	140,424	4,912,032
Post Properties, Inc.	46,182	2,732,127
Potlatch Corp.	34,580	1,045,699
Rayonier, Inc.	105,654	2,345,519
Regency Centers Corp.	80,331	5,472,148
Senior Housing Properties Trust	201,806	2,994,801
Sovran Self Storage, Inc.	30,843	3,309,762
Tanger Factory Outlet Centers, Inc.	80,875	2,644,613
Taubman Centers, Inc.	51,406	3,943,868
UDR, Inc.	223,615	8,401,216
Urban Edge Properties	78,492	1,840,637
Weingarten Realty Investors	97,321	3,365,360
WP Glimcher, Inc.	157,522	1,671,308

		136,726,812

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development 0.6%
Alexander & Baldwin, Inc.	39,053	$1,378,961
Jones Lang LaSalle, Inc.	38,454	6,147,257
RMR Group, Inc. (The), Class A*	1	10

		7,526,228

Road & Rail 0.7%
Genesee & Wyoming, Inc., Class A* (a)	48,365	2,596,717
Landstar System, Inc.	37,043	2,172,572
Old Dominion Freight Line, Inc.*	59,201	3,497,003
Werner Enterprises, Inc. (a)	37,891	886,270

		9,152,562

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.* (a)	546,375	1,568,096
Atmel Corp.	358,673	3,088,175
Cree, Inc.* (a)	87,808	2,341,839
Cypress Semiconductor Corp.* (a)	284,963	2,795,487
Fairchild Semiconductor International, Inc.*	96,755	2,003,796
Integrated Device Technology, Inc.*	125,246	3,300,232
Intersil Corp., Class A	112,311	1,433,088
Silicon Laboratories, Inc.*	32,989	1,601,286
SunEdison, Inc.* (a)	267,819	1,363,199
Synaptics, Inc.*	30,969	2,488,050
Teradyne, Inc.	175,351	3,624,505

		25,607,753

Software 4.6%
ACI Worldwide, Inc.*	100,915	2,159,581
ANSYS, Inc.*	75,975	7,027,687
Cadence Design Systems, Inc.*	253,666	5,278,789
CDK Global, Inc.	136,065	6,459,006
CommVault Systems, Inc.*	35,957	1,414,908
Fair Isaac Corp.	26,470	2,492,945
Fortinet, Inc.*	124,932	3,894,130
Manhattan Associates, Inc.*	62,410	4,129,670
Mentor Graphics Corp.	84,706	1,560,285
PTC, Inc.*	97,746	3,384,944
SolarWinds, Inc.*	53,304	3,139,606
Solera Holdings, Inc.	57,392	3,146,803
Synopsys, Inc.*	133,053	6,068,547
Tyler Technologies, Inc.*	27,709	4,830,233
Ultimate Software Group, Inc. (The)*	24,450	4,780,219

		59,767,353

Specialty Retail 2.5%
Aaron’s, Inc.	54,911	1,229,457
Abercrombie & Fitch Co., Class A (a)(b)	57,367	1,548,909
American Eagle Outfitters, Inc. (a)	152,839	2,369,005
Ascena Retail Group, Inc.* (a)	147,185	1,449,772
Cabela’s, Inc.* (a)	41,999	1,962,613
Chico’s FAS, Inc.	118,406	1,263,392
CST Brands, Inc.	64,277	2,515,802

14

Statement of Investments (Continued)

December 31, 2015

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	76,872	$2,717,425
Foot Locker, Inc.	117,154	7,625,554
Guess?, Inc. (a)	54,341	1,025,958
Murphy USA, Inc.*	33,411	2,029,384
Office Depot, Inc.*	419,362	2,365,202
Rent-A-Center, Inc. (a)	45,101	675,162
Williams-Sonoma, Inc.	71,268	4,162,764

		32,940,399

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.* (a)	90,447	785,984
Diebold, Inc. (a)	55,226	1,661,750
Lexmark International, Inc., Class A	52,373	1,699,504
NCR Corp.*	105,441	2,579,087

		6,726,325

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	44,412	3,954,000
Deckers Outdoor Corp.* (a)	27,781	1,311,263
Kate Spade & Co.* (a)	108,537	1,928,703
Skechers U.S.A., Inc., Class A*	110,903	3,350,380

		10,544,346

Thrifts & Mortgage Finance 0.7%
New York Community Bancorp, Inc. (a)	413,748	6,752,368
Washington Federal, Inc. (a)	79,892	1,903,826

		8,656,194

Trading Companies & Distributors 0.6%
GATX Corp. (a)	36,191	1,539,927
MSC Industrial Direct Co., Inc., Class A (a)	41,156	2,315,848
NOW, Inc.* (a)	91,111	1,441,376
Watsco, Inc.	21,847	2,558,939

		7,856,090

Water Utilities 0.3%
Aqua America, Inc.	150,298	4,478,880

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	80,136	2,074,721

Total Common Stocks (cost $979,493,639)		1,255,549,832

Repurchase Agreements 4.2%

	Principal Amount	Market Value

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $15,054,838, collateralized by U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $15,300,028. (c)(d)(e)	$15,000,000	$15,000,000
Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $5,000,818, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $5,100,002. (c)(d)(f)	5,000,000	5,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $5,309,539, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $5,415,537. (c)(d)	5,309,350	5,309,350
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $4,592,436, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $4,684,108. (c)(d)	4,592,263	4,592,263
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $15,000,963, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $15,300,000. (c)(d)	15,000,000	15,000,000
Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (c)(d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $54,901,613)		54,901,613

Total Investments (cost $1,034,395,252) (g) — 100.3%		1,310,451,445
Liabilities in excess of other assets — (0.3%)		(4,107,350)

NET ASSETS — 100.0%		$1,306,344,095

15

Statement of Investments (Continued)

December 31, 2015

NVIT Mid Cap Index Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $150,095,341, which was collateralized by repurchase agreements with a value of $54,901,613 and $100,663,765 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from 01/07/16 – 11/15/45, a total value of $155,565,378.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $54,901,613.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(e)	The repurchase agreement has a daily put feature.

(f)	Illiquid security.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
358	S&P MID 400 E-Mini	03/18/16	$49,887,300	$(207,505)

The accompanying notes are an integral part of these financial statements

16

Statement of Assets and Liabilities

December 31, 2015

NVIT Mid Cap Index Fund
Assets:
Investments, at value* (cost $979,493,639)	$1,255,549,832
Repurchase agreements, at value (cost $54,901,613)	54,901,613

Total Investments, at value (total cost $1,034,395,252)	1,310,451,445

Cash	48,302,281
Dividends receivable	1,208,218
Security lending income receivable	54,086
Receivable for investments sold	1,166,007
Receivable for capital shares issued	1,508,715
Prepaid expenses	2,550

Total Assets	1,362,693,302

Liabilities:
Payable for capital shares redeemed	701,792
Payable for variation margin on futures contracts	389,806
Payable upon return of securities loaned (Note 2)	54,901,613
Accrued expenses and other payables:
Investment advisory fees	228,804
Fund administration fees	34,006
Distribution fees	3,801
Administrative servicing fees	55,941
Accounting and transfer agent fees	464
Custodian fees	7,163
Compliance program costs (Note 3)	1,438
Professional fees	15,713
Printing fees	8,496
Other	170

Total Liabilities	56,349,207

Net Assets	$1,306,344,095

Represented by:
Capital	$920,664,373
Accumulated undistributed net investment income	2,093,224
Accumulated net realized gains from investments and futures transactions	107,737,810
Net unrealized appreciation/(depreciation) from investments	276,056,193
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(207,505)

Net Assets	$1,306,344,095

*	Includes value of securities on loan of $150,095,341 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Mid Cap Index Fund
Net Assets:
Class I Shares	$409,272,000
Class II Shares	17,683,011
Class Y Shares	879,389,084

Total	$1,306,344,095

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	18,232,323
Class II Shares	792,626
Class Y Shares	39,166,260

Total	58,191,209

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$22.45
Class II Shares	$22.31
Class Y Shares	$22.45

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2015

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$20,192,862
Income from securities lending (Note 2)	753,235
Interest income	63,413

Total Income	21,009,510

EXPENSES:
Investment advisory fees	2,820,684
Fund administration fees	415,087
Distribution fees Class II Shares	48,196
Administrative servicing fees Class I Shares	633,963
Administrative servicing fees Class II Shares	21,846
Professional fees	66,801
Printing fees	27,760
Trustee fees	38,378
Custodian fees	50,079
Accounting and transfer agent fees	3,094
Compliance program costs (Note 3)	5,818
Other	31,830

Total Expenses	4,163,536

NET INVESTMENT INCOME	16,845,974

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	130,449,487
Net realized losses from futures transactions (Note 2)	(1,463,251)

Net realized gains from investments and futures transactions	128,986,236

Net change in unrealized appreciation/(depreciation) from investments	(172,913,587)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(444,406)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(173,357,993)

Net realized/unrealized losses from investments and futures transactions	(44,371,757)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,525,783)

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$16,845,974	$16,856,298
Net realized gains from investments and futures transactions	128,986,236	92,292,013
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(173,357,993)	17,807,120

Change in net assets resulting from operations	(27,525,783)	126,955,431

Distributions to Shareholders From:
Net investment income:
Class I	(4,744,515)	(4,246,029)
Class II	(164,544)	(161,340)
Class Y	(11,476,720)	(11,793,205)
Net realized gains:
Class I	(28,527,427)	(20,282,347)
Class II	(1,309,274)	(955,356)
Class Y	(61,580,075)	(50,100,176)

Change in net assets from shareholder distributions	(107,802,555)	(87,538,453)

Change in net assets from capital transactions	28,643,484	13,157,136

Change in net assets	(106,684,854)	52,574,114

Net Assets:
Beginning of year	1,413,028,949	1,360,454,835

End of year	$1,306,344,095	$1,413,028,949

Accumulated undistributed net investment income at end of year	$2,093,224	$1,682,574

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$68,898,491	$47,262,152
Dividends reinvested	33,271,942	24,528,376
Cost of shares redeemed	(58,370,041)	(54,716,743)

Total Class I Shares	43,800,392	17,073,785

Class II Shares
Proceeds from shares issued	2,826,370	3,785,590
Dividends reinvested	1,473,818	1,116,696
Cost of shares redeemed	(3,555,242)	(4,014,992)

Total Class II Shares	744,946	887,294

Class Y Shares
Proceeds from shares issued	57,173,791	81,922,738
Dividends reinvested	73,056,795	61,893,381
Cost of shares redeemed	(146,132,440)	(148,620,062)

Total Class Y Shares	(15,901,854)	(4,803,943)

Change in net assets from capital transactions	$28,643,484	$13,157,136

20

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	2,778,474	1,901,655
Reinvested	1,468,925	989,362
Redeemed	(2,346,217)	(2,205,419)

Total Class I Shares	1,901,182	685,598

Class II Shares
Issued	113,107	152,068
Reinvested	65,550	45,346
Redeemed	(144,690)	(162,283)

Total Class II Shares	33,967	35,131

Class Y Shares
Issued	2,322,053	3,309,700
Reinvested	3,222,380	2,494,558
Redeemed	(5,600,947)	(5,914,703)

Total Class Y Shares	(56,514)	(110,445)

Total change in shares	1,878,635	610,284

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$25.09	0.28	(0.92)	(0.64)	(0.26)	(1.74)	(2.00)	$22.45	(2.53%	)	$409,272,000	0.40%	1.13%	0.40%	17.89%
Year Ended December 31, 2014 (c)	$24.42	0.28	1.99	2.27	(0.26)	(1.34)	(1.60)	$25.09	9.42%		$409,767,028	0.40%	1.12%	0.40%	13.42%
Year Ended December 31, 2013 (c)	$19.03	0.23	6.00	6.23	(0.25)	(0.59)	(0.84)	$24.42	33.05%		$382,128,280	0.40%	1.01%	0.40%	10.91%
Year Ended December 31, 2012 (c)	$17.55	0.23	2.80	3.03	(0.20)	(1.35)	(1.55)	$19.03	17.47%		$301,281,784	0.41%	1.23%	0.41%	10.21%
Year Ended December 31, 2011 (c)	$18.46	0.16	(0.63)	(0.47)	(0.15)	(0.29)	(0.44)	$17.55	(2.54%	)	$288,786,869	0.40%	0.85%	0.42%	20.81%

Class II Shares
Year Ended December 31, 2015 (c)	$24.95	0.23	(0.92)	(0.69)	(0.21)	(1.74)	(1.95)	$22.31	(2.77%	)	$17,683,011	0.61%	0.91%	0.61%	17.89%
Year Ended December 31, 2014 (c)	$24.30	0.23	1.97	2.20	(0.21)	(1.34)	(1.55)	$24.95	9.18%		$18,924,941	0.61%	0.91%	0.61%	13.42%
Year Ended December 31, 2013 (c)	$18.94	0.18	5.98	6.16	(0.21)	(0.59)	(0.80)	$24.30	32.81%		$17,578,154	0.61%	0.81%	0.61%	10.91%
Year Ended December 31, 2012 (c)	$17.47	0.19	2.80	2.99	(0.17)	(1.35)	(1.52)	$18.94	17.27%		$13,428,803	0.61%	1.03%	0.61%	10.21%
Year Ended December 31, 2011 (c)	$18.38	0.13	(0.63)	(0.50)	(0.12)	(0.29)	(0.41)	$17.47	(2.68%	)	$12,285,803	0.53%	0.72%	0.54%	20.81%

Class Y Shares
Year Ended December 31, 2015 (c)	$25.10	0.32	(0.93)	(0.61)	(0.30)	(1.74)	(2.04)	$22.45	(2.43%	)	$879,389,084	0.25%	1.27%	0.25%	17.89%
Year Ended December 31, 2014 (c)	$24.43	0.32	1.99	2.31	(0.30)	(1.34)	(1.64)	$25.10	9.57%		$984,336,980	0.25%	1.27%	0.25%	13.42%
Year Ended December 31, 2013 (c)	$19.03	0.26	6.02	6.28	(0.29)	(0.59)	(0.88)	$24.43	33.28%		$960,748,401	0.25%	1.16%	0.25%	10.91%
Year Ended December 31, 2012 (c)	$17.55	0.26	2.80	3.06	(0.23)	(1.35)	(1.58)	$19.03	17.64%		$818,957,782	0.26%	1.39%	0.26%	10.21%
Year Ended December 31, 2011 (c)	$18.46	0.18	(0.63)	(0.45)	(0.17)	(0.29)	(0.46)	$17.55	(2.39%	)	$745,580,719	0.25%	0.99%	0.27%	20.81%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

24

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,255,549,832	$—	$—	$1,255,549,832
Repurchase Agreements	—	54,901,613	—	54,901,613
Total Assets	$1,255,549,832	$54,901,613	$—	$1,310,451,445
Liabilities:
Futures Contracts	$(207,505)	$—	$—	$(207,505)
Total Liabilities	$(207,505)	$—	$—	$(207,505)
Total	$1,255,342,327	$54,901,613	$—	$1,310,243,940

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

25

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(207,505)
Total		$(207,505)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(1,463,251)
Total	$(1,463,251)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(444,406)
Total	$(444,406)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of

26

Notes to Financial Statements (Continued)

December 31, 2015

Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $54,901,613, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $376,370,938, collateralized by a U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $382,500,694.

27

Notes to Financial Statements (Continued)

December 31, 2015

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63% – 1.75%, maturing 08/31/17 – 03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89% – 4.50%, maturing 05/25/23 – 12/01/45; total market value $153,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Citigroup Global Markets, Inc.	$15,000,000	$—	$15,000,000	$(15,000,000)	$—
Deutsche Bank Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Goldman Sachs & Co.	5,309,350	—	5,309,350	(5,309,350)	—
Nomura Securities International, Inc.	4,592,263	—	4,592,263	(4,592,263)	—
Nomura Securities International, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
Societe Generale,	10,000,000	—	10,000,000	(10,000,000)	—
Total	$54,901,613	$—	$54,901,613	$(54,901,613)	$—

Amounts designated as — are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

28

Notes to Financial Statements (Continued)

December 31, 2015

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to return of capital dividends and distribution redesignation. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and futures transactions
$—	$(49,545)	$49,545

Amount designated as “—“ is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and

29

Notes to Financial Statements (Continued)

December 31, 2015

those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.205%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed

30

Notes to Financial Statements (Continued)

December 31, 2015

the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $415,087 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $5,818.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $655,809.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.11% for Class I and Class II shares, respectively.

Cross trades for the year ended December 31, 2015 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

31

Notes to Financial Statements (Continued)

December 31, 2015

Pursuant to these procedures, for the year ended December 31, 2015, the Fund engaged in securities purchases of $519,789 and securities sales of $6,902,099 which resulted in net realized gains of $3,481,720.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $237,899,892 and sales of $332,013,825 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

32

Notes to Financial Statements (Continued)

December 31, 2015

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,853,987	$88,948,568	$107,802,555	$—	$107,802,555

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$19,874,116	$67,664,337	$87,538,453	$—	$87,538,453

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,093,224	$125,447,301	$127,540,525	$—	$258,139,197	$385,679,722

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,052,312,248	$369,215,645	$(111,076,448)	$258,139,197

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Mid Cap Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Mid Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”)at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

34

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 72.89%.

The Fund designates $88,948,568, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

35

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

36

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

37

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

38

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

39

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

40

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

41

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

42

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

43

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

44

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

45

Annual Report

December 31, 2015

NVIT Small Cap Index Fund

AR-SCX 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Small Cap Index Fund

For the annual period ended December 31, 2015, the NVIT Small Cap Index Fund (Class Y) registered -4.54% versus -4.41% for its benchmark, the Russell 2000® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 129 funds as of December 31, 2015) was -4.74% for the same time period. Performance for the Fund’s other share class versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

U.S. stocks sold off in January as lower oil prices punished the energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. February was an upbeat month thanks to increased merger and acquisition activity and strong earnings reports from cyclical technology companies. However, March saw investors retreat from U.S. equities in favor of appealing opportunities overseas as U.S. profit margins neared record highs and earnings growth weakened. U.S. economic data generally softened over the quarter with the exception of the labor market. However, an improving labor market furthered the appreciation of the U.S. dollar and stoked volatility as investors sharpened their focus on the Federal Reserve’s (Fed) stance toward tightening policy.

While the current pace of economic growth was far from inspiring, mixed data through the second quarter paradoxically boosted U.S. stocks. As the economy gained momentum, however, the six-year-old bull market still found support amid strong mergers and acquisitions activity and record-level share buybacks.

The third quarter for U.S. markets started well with strong manufacturing and construction data and merger and acquisition (M&A) activity. It was short-lived, however, and volatility and uncertainty became the main themes of the quarter. Investors’ concerns started with the Greek debt crises, falling oil prices and sell-off in Chinese equities. Volatility peaked in late August with the CBOE Volatility Index (VIX) at 53 (the highest level since 2009), market participants questioning global growth, the impact of a possible rate hike and a strong dollar. Uncertainty in global financial markets decreased inflation expectations in the US, and the lack of wage growth weighed on the Fed to not increase rates in mid-September. Despite the Fed’s decision not to increase rates, U.S. equity markets had their worst quarter of performance in more than three years.

The fourth quarter began with a strong October during which expectations for the start of the Fed’s rate hiking cycle were pushed out, given lackluster early economic reports (jobs and services data). Combined with lowered expectations for an October rate increase, oil prices began to rebound and the energy sector staged a short-lived recovery. Increased merger and acquisition activity and strong earnings from several bellwethers also led to a strong month for the S&P 500® Index (S&P 500), posting an 8.4% return. The US dollar was mixed versus other currencies.

In November, several Fed members commented that a rate hike was likely for 2015, with the one remaining meeting coming in December. Fed Chair Janet Yellen emphasized that the Fed would likely raise rates in December, but that the rate hikes would be gradual. Other Fed officials echoed the “gradual” theme as an emphasis. Geopolitical risks in November, with the Russian downed plane in Syria and the Paris terror attacks, roiled world markets, while better-than-expected payrolls and economic data pointed to a healthier U.S. economy. All of this was coming on the heels of lowered growth forecasts out of China, leading to the risk of a greater global slowdown. The S&P 500 was virtually flat with a 0.3% return. The U.S. dollar strengthened versus the major currencies except the Australian dollar.

December headlines were dominated by plunging oil prices, Chinese slowing growth, and the Fed raising rates for the first time since 2006. Energy stocks declined in December, and the S&P 500 lost 1.6%, with these concerns weighing on the markets. Janet Yellen emphasized again that future rate hikes would be gradual and data-driven, which gave markets some sense of calm. Better-than-expected U.S. Gross Domestic Product (GDP) growth also helped the U.S.

4

Fund Commentary (con’t.)	NVIT Small Cap Index Fund

market, but low oil prices and slowing Chinese growth pose significant risks going forward. The U.S. dollar was mixed versus other currencies for the month.

Exchange-traded futures are employed to equitize cash flows generated from daily participant activity, dividends, interest received and other cash flows associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Derivatives are not used in any speculative or arbitrage capacity, but only to equitize cash. For the year ended 2015, futures did not have any impact on performance.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA;

Alan Mason; and Greg Savage, CFA

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including small companies). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Small Cap Index Fund

Asset Allocation†

Common Stocks	96.0%
Repurchase Agreements	11.2%
Warrant††	0.0%
Right††	0.0%
Liabilities in excess of other assets†††	(7.2%	)
	100.0%

Top Industries††††

Banks	8.3%
Real Estate Investment Trusts (REITs)	8.1%
Biotechnology	5.9%
Software	4.2%
Health Care Equipment & Supplies	3.6%
Semiconductors & Semiconductor Equipment	3.0%
Hotels, Restaurants & Leisure	3.0%
Health Care Providers & Services	2.4%
Specialty Retail	2.4%
Electronic Equipment, Instruments & Components	2.4%
Other Industries*	56.7%
100.0%

Top Holdings††††

STERIS PLC	0.3%
Tyler Technologies, Inc.	0.3%
Dyax Corp.	0.3%
CubeSmart	0.3%
Manhattan Associates, Inc.	0.3%
Neurocrine Biosciences, Inc.	0.3%
Casey’s General Stores, Inc.	0.3%
Anacor Pharmaceuticals, Inc.	0.3%
Vail Resorts, Inc.	0.3%
Piedmont Natural Gas Co., Inc.	0.2%
Other Holdings*	97.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

6

Fund Performance	NVIT Small Cap Index Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception
Class II	(4.88)%	N/A	9.08%	[2]
Class Y	(4.54)%	9.18%	5.14%	[3]
Russell 2000® Index	(4.41)%	9.19%	5.42%
CPI	0.73%	1.53%	1.57%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of May 1, 2013.

[3]	Since inception date of April 12, 2007.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class II	0.67%	0.60%
Class Y	0.27%	0.27%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

7

Fund Performance (con’t.)	NVIT Small Cap Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Small Cap Index Fund since inception through 12/31/15 versus performance of the Russell 2000® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definition page at the back of this book.

8

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Small Cap Index Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class II Shares	Actual	(a)	1,000.00	911.10	2.94	0.61
	Hypothetical	(a)(b)	1,000.00	1,022.13	3.11	0.61
Class Y Shares	Actual	(a)	1,000.00	913.20	1.35	0.28
	Hypothetical	(a)(b)	1,000.00	1,023.79	1.43	0.28

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2014 through December 31, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT Small Cap Index Fund

Common Stocks 96.0%

	Shares	Market Value

Aerospace & Defense 1.4%
AAR Corp.	9,104	$239,344
Aerojet Rocketdyne Holdings, Inc.* (a)	16,435	257,372
Aerovironment, Inc.* (a)	5,244	154,541
American Science & Engineering, Inc. (a)	2,010	83,174
Astronics Corp.*	5,663	230,541
Cubic Corp.	5,704	269,514
Curtiss-Wright Corp.	12,387	848,509
DigitalGlobe, Inc.*	19,093	298,996
Ducommun, Inc.*	2,785	45,173
Engility Holdings, Inc.	4,757	154,507
Esterline Technologies Corp.*	7,731	626,211
HEICO Corp.	5,057	274,899
HEICO Corp., Class A	10,425	512,910
KEYW Holding Corp. (The)* (a)	8,479	51,044
KLX, Inc.*	13,831	425,856
Kratos Defense & Security Solutions, Inc.* (a)	11,427	46,851
Moog, Inc., Class A*	9,428	571,337
National Presto Industries, Inc. (a)	1,237	102,498
Sparton Corp.*	2,465	49,275
TASER International, Inc.* (a)	14,022	242,440
Teledyne Technologies, Inc.*	9,231	818,790
Vectrus, Inc.*	2,935	61,312

		6,365,094

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	13,982	140,939
Atlas Air Worldwide Holdings, Inc.*	6,576	271,852
Echo Global Logistics, Inc.*	7,677	156,534
Forward Air Corp.	8,114	348,983
Hub Group, Inc., Class A*	9,464	311,839
Park-Ohio Holdings Corp.	2,368	87,095
Radiant Logistics, Inc.*	8,274	28,380
UTi Worldwide, Inc.*	23,752	166,976
XPO Logistics, Inc.* (a)	18,773	511,564

		2,024,162

Airlines 0.3%
Allegiant Travel Co.	3,494	586,398
Hawaiian Holdings, Inc.*	12,477	440,812
Republic Airways Holdings, Inc.*	13,036	51,232
SkyWest, Inc.	13,590	258,482
Virgin America, Inc.* (a)	6,642	239,178

		1,576,102

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.* (a)	19,825	375,486
Cooper Tire & Rubber Co.	15,013	568,242
Cooper-Standard Holding, Inc.*	3,562	276,376
Dana Holding Corp.	39,671	547,460
Dorman Products, Inc.* (a)	6,981	331,388
Drew Industries, Inc.	6,301	383,668

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Federal-Mogul Holdings Corp.*	7,472	$51,183
Fox Factory Holding Corp.*	4,365	72,153
Gentherm, Inc.*	9,391	445,133
Horizon Global Corp.*	4,524	46,914
Metaldyne Performance Group, Inc.	3,120	57,221
Modine Manufacturing Co.*	12,816	115,985
Motorcar Parts of America, Inc.*	4,636	156,743
Standard Motor Products, Inc.	5,107	194,321
Stoneridge, Inc.*	7,010	103,748
Strattec Security Corp. (a)	906	51,180
Superior Industries International, Inc.	6,016	110,815
Tenneco, Inc.* (a)	14,998	688,558
Tower International, Inc.	5,577	159,335

		4,735,909

Automobiles 0.0%†
Winnebago Industries, Inc. (a)	7,088	141,051

Banks 8.9%
1st Source Corp.	4,302	132,803
Access National Corp.	1,913	39,140
Allegiance Bancshares, Inc.*	453	10,713
American National Bankshares, Inc.	2,274	58,237
Ameris Bancorp	8,452	287,284
Ames National Corp. (a)	2,444	59,365
Arrow Financial Corp.	2,924	79,445
Banc of California, Inc.	9,445	138,086
BancFirst Corp.	1,870	109,619
Banco Latinoamericano de Comercio Exterior SA, Class E	8,014	207,803
Bancorp, Inc. (The)*	8,739	55,667
BancorpSouth, Inc.	25,238	605,460
Bank of Marin Bancorp	1,569	83,785
Bank of the Ozarks, Inc.	20,355	1,006,758
Banner Corp.	5,512	252,780
Bar Harbor Bankshares	1,458	50,184
BBCN Bancorp, Inc.	20,870	359,381
Berkshire Hills Bancorp, Inc.	7,782	226,534
Blue Hills Bancorp, Inc.	7,613	116,555
BNC Bancorp	7,467	189,512
Boston Private Financial Holdings, Inc.	21,872	248,029
Bridge Bancorp, Inc.	3,821	116,273
Bryn Mawr Bank Corp.	4,569	131,222
BSB Bancorp, Inc.*	2,147	50,218
C1 Financial, Inc.*	1,648	39,898
Camden National Corp.	2,023	89,194
Capital Bank Financial Corp., Class A	5,249	167,863
Capital City Bank Group, Inc.	2,753	42,259
Cardinal Financial Corp.	8,292	188,643
Cascade Bancorp*	8,014	48,645
Cathay General Bancorp (a)	20,874	653,982
CenterState Banks, Inc.	12,074	188,958
Central Pacific Financial Corp.	5,961	131,261

10

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Century Bancorp, Inc., Class A	910	$39,549
Chemical Financial Corp.	8,836	302,810
Citizens & Northern Corp. (a)	3,378	70,938
City Holding Co.	4,049	184,796
CNB Financial Corp.	3,937	70,984
CoBiz Financial, Inc.	9,631	129,248
Columbia Banking System, Inc.	15,096	490,771
Community Bank System, Inc. (a)	10,660	425,760
Community Trust Bancorp, Inc.	4,147	144,979
CommunityOne Bancorp*	3,153	42,471
ConnectOne Bancorp, Inc.	7,663	143,221
CU Bancorp*	4,343	110,139
Customers Bancorp, Inc.*	6,913	188,172
CVB Financial Corp. (a)	27,772	469,902
Eagle Bancorp, Inc.*	7,820	394,675
Enterprise Bancorp, Inc.	1,973	45,083
Enterprise Financial Services Corp.	5,236	148,441
Equity Bancshares, Inc., Class A*	396	9,262
Farmers Capital Bank Corp.*	2,041	55,332
FCB Financial Holdings, Inc., Class A*	7,333	262,448
Fidelity Southern Corp.	4,561	101,756
Financial Institutions, Inc.	3,636	101,808
First Bancorp	5,342	100,109
First Bancorp, Inc. (a)	2,787	57,050
First BanCorp, Puerto Rico*	31,194	101,381
First Busey Corp.	6,388	131,784
First Business Financial Services, Inc.	2,289	57,248
First Citizens BancShares, Inc., Class A	2,007	518,147
First Commonwealth Financial Corp.	23,485	213,009
First Community Bancshares, Inc.	4,276	79,662
First Connecticut Bancorp, Inc.	4,430	77,126
First Financial Bancorp	16,187	292,499
First Financial Bankshares, Inc. (a)	16,771	505,981
First Financial Corp.	2,978	101,163
First Interstate BancSystem, Inc., Class A	5,044	146,629
First Merchants Corp.	9,908	251,861
First Midwest Bancorp, Inc.	20,483	377,502
First NBC Bank Holding Co.*	3,953	147,803
First of Long Island Corp. (The)	3,170	95,100
FirstMerit Corp.	43,340	808,291
Flushing Financial Corp.	7,728	167,234
FNB Corp. (a)	45,645	608,904
Franklin Financial Network, Inc.*	1,544	48,451
Fulton Financial Corp.	46,176	600,750
German American Bancorp, Inc.	3,545	118,119
Glacier Bancorp, Inc. (a)	19,771	524,525
Great Southern Bancorp, Inc.	2,704	122,383
Great Western Bancorp, Inc.	10,790	313,126
Green Bancorp, Inc.* (a)	3,926	41,145
Guaranty Bancorp	3,849	63,662
Hampton Roads Bankshares, Inc.*	7,550	13,892
Hancock Holding Co.	20,425	514,097
Hanmi Financial Corp.	8,457	200,600

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Heartland Financial USA, Inc.	4,730	$148,333
Heritage Commerce Corp.	6,272	75,013
Heritage Financial Corp.	8,051	151,681
Heritage Oaks Bancorp	5,926	47,467
Hilltop Holdings, Inc.*	19,925	382,959
Home BancShares, Inc.	14,891	603,383
HomeTrust Bancshares, Inc.*	5,226	105,827
Horizon Bancorp (a)	2,947	82,398
IBERIABANK Corp. (a)	9,679	533,023
Independent Bank Corp.	12,661	407,101
Independent Bank Group, Inc.	2,528	80,896
International Bancshares Corp.	14,200	364,940
Investors Bancorp, Inc. (a)	90,793	1,129,465
Lakeland Bancorp, Inc.	9,560	112,712
Lakeland Financial Corp.	4,277	199,394
LegacyTexas Financial Group, Inc.	12,445	311,374
Live Oak Bancshares, Inc. (a)	1,329	18,872
MainSource Financial Group, Inc.	5,572	127,487
MB Financial, Inc. (a)	19,650	636,071
Mercantile Bank Corp.	4,341	106,528
Merchants Bancshares, Inc.	1,204	37,914
Metro Bancorp, Inc.	3,022	94,830
MidWestOne Financial Group, Inc.	2,021	61,459
National Bank Holdings Corp., Class A	7,484	159,933
National Bankshares, Inc. (a)	1,824	64,825
National Commerce Corp.*	1,697	42,510
National Penn Bancshares, Inc.	36,628	451,623
NBT Bancorp, Inc.	11,557	322,209
NewBridge Bancorp	9,396	114,443
OFG Bancorp	12,036	88,104
Old National Bancorp	30,671	415,899
Old Second Bancorp, Inc.*	7,582	59,443
Opus Bank	2,685	99,264
Pacific Continental Corp.	5,049	75,129
Pacific Premier Bancorp, Inc.*	5,723	121,614
Park National Corp.	3,411	308,627
Park Sterling Corp.	11,792	86,317
Peapack Gladstone Financial Corp.	4,175	86,089
Penns Woods Bancorp, Inc.	1,365	57,958
Peoples Bancorp, Inc.	4,752	89,528
Peoples Financial Services Corp. (a)	2,067	78,711
People’s Utah Bancorp	312	5,370
Pinnacle Financial Partners, Inc.	9,376	481,551
Preferred Bank, Los Angeles	3,094	102,164
PrivateBancorp, Inc.	20,545	842,756
Prosperity Bancshares, Inc.	17,948	858,991
QCR Holdings, Inc.	3,041	73,866
Renasant Corp.	10,522	362,062
Republic Bancorp, Inc., Class A	2,583	68,217
S&T Bancorp, Inc.	9,119	281,048
Sandy Spring Bancorp, Inc.	6,530	176,049
Seacoast Banking Corp. of Florida*	6,160	92,277
ServisFirst Bancshares, Inc.	5,841	277,623

11

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Sierra Bancorp	2,915	$51,450
Simmons First National Corp., Class A	7,811	401,173
South State Corp.	6,311	454,076
Southside Bancshares, Inc.	6,527	156,779
Southwest Bancorp, Inc.	4,871	85,145
State Bank Financial Corp.	9,458	198,902
Sterling Bancorp	31,415	509,551
Stock Yards Bancorp, Inc.	3,915	147,948
Stonegate Bank	2,877	94,538
Suffolk Bancorp	3,052	86,524
Sun Bancorp, Inc.* (a)	2,533	52,281
Talmer Bancorp, Inc., Class A	13,447	243,525
Texas Capital Bancshares, Inc.* (a)	11,983	592,200
Tompkins Financial Corp.	3,952	221,944
TowneBank	11,937	249,125
TriCo Bancshares	6,032	165,518
TriState Capital Holdings, Inc.*	5,403	75,588
Triumph Bancorp, Inc.*	3,892	64,218
Trustmark Corp. (a)	17,704	407,900
UMB Financial Corp. (a)	10,294	479,186
Umpqua Holdings Corp. (a)	57,685	917,192
Union Bankshares Corp.	11,864	299,447
United Bankshares, Inc. (a)	18,127	670,518
United Community Banks, Inc.	14,044	273,718
Univest Corp. of Pennsylvania	5,064	105,635
Valley National Bancorp	60,780	598,683
Washington Trust Bancorp, Inc. (a)	3,823	151,085
Webster Financial Corp.	23,702	881,477
WesBanco, Inc.	10,082	302,662
West Bancorporation, Inc.	4,176	82,476
Westamerica Bancorporation (a)	6,723	314,300
Western Alliance Bancorp*	22,449	805,021
Wilshire Bancorp, Inc.	18,599	214,818
Wintrust Financial Corp.	12,386	600,969
Yadkin Financial Corp.	6,485	163,227

		40,779,460

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A* (a)	2,381	480,748
Castle Brands, Inc.* (a)	15,588	19,173
Coca-Cola Bottling Co. Consolidated	1,211	221,019
Craft Brew Alliance, Inc.* (a)	2,481	20,766
MGP Ingredients, Inc.	2,623	68,067
National Beverage Corp.*	2,927	133,003

		942,776

Biotechnology 6.3%
Abeona Therapeutics, Inc.* (a)	2,544	8,548
ACADIA Pharmaceuticals, Inc.*	20,884	744,515
Acceleron Pharma, Inc.* (a)	5,620	274,031
Achillion Pharmaceuticals, Inc.*	31,005	334,544
Acorda Therapeutics, Inc.* (a)	11,262	481,788
Adamas Pharmaceuticals, Inc.*	2,555	72,358

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Aduro Biotech, Inc.* (a)	2,086	$58,700
Advaxis, Inc.* (a)	8,125	81,737
Aegerion Pharmaceuticals, Inc.*	6,292	63,549
Affimed NV* (a)	3,786	26,956
Agenus, Inc.*	20,611	93,574
Aimmune Therapeutics, Inc.*	3,084	56,900
Akebia Therapeutics, Inc.*	6,447	83,295
Alder Biopharmaceuticals, Inc.* (a)	6,166	203,663
AMAG Pharmaceuticals, Inc.*	8,295	250,426
Amicus Therapeutics, Inc.* (a)	30,518	296,025
Anacor Pharmaceuticals, Inc.*	10,644	1,202,453
Anthera Pharmaceuticals, Inc.* (a)	10,429	48,391
Applied Genetic Technologies Corp.*	2,145	43,758
Ardelyx, Inc.* (a)	4,280	77,554
Arena Pharmaceuticals, Inc.* (a)	62,779	119,280
ARIAD Pharmaceuticals, Inc.* (a)	44,088	275,550
Array BioPharma, Inc.*	36,261	153,021
Arrowhead Research Corp.*	15,057	92,601
Asterias Biotherapeutics, Inc.* (a)	2,551	10,025
Atara Biotherapeutics, Inc.*	4,340	114,619
aTyr Pharma, Inc.* (a)	1,500	14,745
Avalanche Biotechnologies, Inc.*	4,872	46,381
Axovant Sciences Ltd.* (a)	3,700	66,711
Bellicum Pharmaceuticals, Inc.* (a)	2,222	45,040
BioCryst Pharmaceuticals, Inc.* (a)	18,633	192,293
BioSpecifics Technologies Corp.*	1,223	52,552
BioTime, Inc.* (a)	13,663	56,018
Blueprint Medicines Corp.*	2,335	61,504
Calithera Biosciences, Inc.* (a)	2,751	21,073
Cara Therapeutics, Inc.*	5,135	86,576
Catabasis Pharmaceuticals, Inc.* (a)	1,283	10,174
Catalyst Pharmaceuticals, Inc.*	18,651	45,695
Celldex Therapeutics, Inc.* (a)	25,902	406,143
Cellular Biomedicine Group, Inc.* (a)	2,443	52,500
Cepheid* (a)	18,858	688,883
ChemoCentryx, Inc.*	7,176	58,126
Chiasma, Inc.*	1,927	37,711
Chimerix, Inc.*	12,001	107,409
Cidara Therapeutics, Inc.* (a)	1,177	20,197
Clovis Oncology, Inc.*	7,374	258,090
Coherus Biosciences, Inc.* (a)	6,086	139,735
Concert Pharmaceuticals, Inc.*	4,116	78,081
CorMedix, Inc.* (a)	7,740	15,712
CTI BioPharma Corp.*	55,522	68,292
Curis, Inc.*	27,571	80,232
Cytokinetics, Inc.* (a)	9,089	95,071
CytomX Therapeutics, Inc.* (a)	1,935	40,383
CytRx Corp.* (a)	17,372	46,036
Dicerna Pharmaceuticals, Inc.*	3,745	44,453
Dimension Therapeutics, Inc.*	1,345	15,172
Dyax Corp.*	37,889	1,425,384
Dynavax Technologies Corp.*	9,700	234,352
Eagle Pharmaceuticals, Inc.* (a)	2,258	200,217

12

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Edge Therapeutics, Inc.* (a)	2,138	$26,725
Emergent BioSolutions, Inc.*	7,990	319,680
Enanta Pharmaceuticals, Inc.* (a)	4,128	136,307
Epizyme, Inc.* (a)	7,811	125,132
Esperion Therapeutics, Inc.*	3,530	78,578
Exact Sciences Corp.* (a)	25,386	234,313
Exelixis, Inc.* (a)	59,249	334,164
Fibrocell Science, Inc.* (a)	6,702	30,494
FibroGen, Inc.*	12,601	383,952
Five Prime Therapeutics, Inc.*	5,857	243,065
Flexion Therapeutics, Inc.* (a)	3,445	66,385
Foundation Medicine, Inc.* (a)	2,990	62,969
Galena Biopharma, Inc.* (a)	41,235	60,615
Genocea Biosciences, Inc.*	5,780	30,461
Genomic Health, Inc.*	4,629	162,941
Geron Corp.* (a)	41,861	202,607
Global Blood Therapeutics, Inc.* (a)	1,804	58,323
Halozyme Therapeutics, Inc.*	27,863	482,866
Heron Therapeutics, Inc.* (a)	7,716	206,017
Idera Pharmaceuticals, Inc.* (a)	23,249	71,839
Ignyta, Inc.* (a)	5,573	74,678
Immune Design Corp.*	2,804	56,304
ImmunoGen, Inc.* (a)	22,720	308,310
Immunomedics, Inc.* (a)	26,244	80,569
Infinity Pharmaceuticals, Inc.*	13,146	103,196
Inovio Pharmaceuticals, Inc.* (a)	18,723	125,819
Insmed, Inc.*	16,225	294,484
Insys Therapeutics, Inc.* (a)	6,079	174,042
Invitae Corp.* (a)	1,990	16,338
Ironwood Pharmaceuticals, Inc.*	33,201	384,800
Karyopharm Therapeutics, Inc.*	6,213	82,322
Keryx Biopharmaceuticals, Inc.* (a)	27,634	139,552
Kite Pharma, Inc.* (a)	7,552	465,354
La Jolla Pharmaceutical Co.* (a)	3,558	96,066
Lexicon Pharmaceuticals, Inc.* (a)	10,729	142,803
Ligand Pharmaceuticals, Inc.* (a)	4,603	499,057
Lion Biotechnologies, Inc.* (a)	12,273	94,748
Loxo Oncology, Inc.*	2,280	64,866
MacroGenics, Inc.*	8,301	257,082
MannKind Corp.* (a)	63,475	92,039
Medgenics, Inc.*	6,062	36,493
Merrimack Pharmaceuticals, Inc.* (a)	29,953	236,629
MiMedx Group, Inc.* (a)	28,673	268,666
Mirati Therapeutics, Inc.*	2,955	93,378
Momenta Pharmaceuticals, Inc.*	16,134	239,429
Myriad Genetics, Inc.* (a)	18,182	784,735
NantKwest, Inc.* (a)	1,779	30,830
Natera, Inc.* (a)	2,670	28,836
Navidea Biopharmaceuticals, Inc.* (a)	38,919	51,762
Neurocrine Biosciences, Inc.*	22,165	1,253,874
NewLink Genetics Corp.* (a)	5,521	200,909
Nivalis Therapeutics, Inc.*	1,445	11,184
Northwest Biotherapeutics, Inc.* (a)	12,195	39,024

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Novavax, Inc.* (a)	70,395	$590,614
Ocata Therapeutics, Inc.*	10,979	92,443
OncoMed Pharmaceuticals, Inc.* (a)	4,544	102,422
Oncothyreon, Inc.* (a)	24,664	54,754
Ophthotech Corp.*	6,134	481,703
Orexigen Therapeutics, Inc.* (a)	25,638	44,097
Organovo Holdings, Inc.* (a)	23,764	59,172
Osiris Therapeutics, Inc. (a)	4,743	49,232
Otonomy, Inc.*	3,960	109,890
OvaScience, Inc.* (a)	5,863	57,282
PDL BioPharma, Inc. (a)	43,888	155,364
Peregrine Pharmaceuticals, Inc.* (a)	49,380	57,775
Pfenex, Inc.*	4,049	50,127
Portola Pharmaceuticals, Inc.*	12,888	663,088
Progenics Pharmaceuticals, Inc.* (a)	18,517	113,509
Proteon Therapeutics, Inc.* (a)	1,855	28,771
Prothena Corp. PLC*	8,202	558,638
PTC Therapeutics, Inc.*	8,931	289,364
Radius Health, Inc.*	8,649	532,259
Raptor Pharmaceutical Corp.*	21,454	111,561
REGENXBIO, Inc.* (a)	1,832	30,411
Regulus Therapeutics, Inc.* (a)	7,040	61,389
Repligen Corp.*	8,664	245,105
Retrophin, Inc.*	9,234	178,124
Rigel Pharmaceuticals, Inc.* (a)	24,150	73,174
Sage Therapeutics, Inc.*	3,556	207,315
Sangamo BioSciences, Inc.* (a)	18,555	169,407
Sarepta Therapeutics, Inc.* (a)	11,749	453,276
Seres Therapeutics, Inc.* (a)	2,229	78,216
Sorrento Therapeutics, Inc.*	7,066	61,545
Spark Therapeutics, Inc.*	2,145	97,190
Spectrum Pharmaceuticals, Inc.* (a)	17,424	105,067
Stemline Therapeutics, Inc.*	3,914	24,697
Synergy Pharmaceuticals, Inc.* (a)	26,527	150,408
Synta Pharmaceuticals Corp.*	22,514	7,925
T2 Biosystems, Inc.*	2,806	30,698
TESARO, Inc.*	6,140	321,245
TG Therapeutics, Inc.* (a)	9,426	112,452
Threshold Pharmaceuticals, Inc.* (a)	16,644	7,987
Tobira Therapeutics, Inc.* (a)	504	5,065
Tokai Pharmaceuticals, Inc.* (a)	2,340	20,405
Trevena, Inc.*	8,203	86,132
Trovagene, Inc.* (a)	8,214	44,356
Ultragenyx Pharmaceutical, Inc.*	9,985	1,120,117
Vanda Pharmaceuticals, Inc.* (a)	10,871	101,209
Verastem, Inc.*	8,015	14,908
Versartis, Inc.* (a)	5,581	69,149
Vitae Pharmaceuticals, Inc.*	3,285	59,459
Vital Therapies, Inc.* (a)	5,516	63,544
Voyager Therapeutics, Inc.* (a)	1,446	31,667
vTv Therapeutics, Inc., Class A*	1,753	11,938
XBiotech, Inc.* (a)	995	10,816
Xencor, Inc.*	7,573	110,717

13

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
XOMA Corp.* (a)	22,684	$30,170
Zafgen, Inc.*	4,102	25,802
ZIOPHARM Oncology, Inc.* (a)	30,090	250,048

		28,897,611

Building Products 0.9%
AAON, Inc.	10,750	249,615
Advanced Drainage Systems, Inc. (a)	8,850	212,666
American Woodmark Corp.*	3,309	264,654
Apogee Enterprises, Inc.	7,647	332,721
Builders FirstSource, Inc.* (a)	13,006	144,107
Continental Building Products, Inc.*	8,140	142,124
Gibraltar Industries, Inc.*	7,995	203,393
Griffon Corp. (a)	8,051	143,308
Insteel Industries, Inc.	4,819	100,813
Masonite International Corp.*	7,929	485,493
NCI Building Systems, Inc.*	6,818	84,611
Nortek, Inc.*	2,474	107,916
Patrick Industries, Inc.*	3,322	144,507
PGT, Inc.*	12,630	143,856
Ply Gem Holdings, Inc.*	5,643	70,763
Quanex Building Products Corp.	8,773	182,917
Simpson Manufacturing Co., Inc.	11,007	375,889
Trex Co., Inc.* (a)	8,430	320,677
Universal Forest Products, Inc.	5,260	359,626

		4,069,656

Capital Markets 1.4%
Actua Corp.* (a)	10,521	120,465
Arlington Asset Investment Corp., Class A (a)	5,838	77,237
Ashford, Inc.*	258	13,738
Associated Capital Group, Inc., Class A*	1,709	52,124
BGC Partners, Inc., Class A	47,982	470,703
Calamos Asset Management, Inc., Class A	4,451	43,086
Cohen & Steers, Inc.	5,245	159,868
Cowen Group, Inc., Class A* (a)	29,673	113,648
Diamond Hill Investment Group, Inc.	769	145,341
Evercore Partners, Inc., Class A	9,061	489,928
Fifth Street Asset Management, Inc. (a)	1,524	4,968
Financial Engines, Inc. (a)	13,619	458,552
GAMCO Investors, Inc., Class A (a)	1,709	53,047
Greenhill & Co., Inc.	7,800	223,158
HFF, Inc., Class A	9,912	307,966
Houlihan Lokey, Inc.	3,170	83,086
INTL. FCStone, Inc.*	3,977	133,070
Investment Technology Group, Inc.	8,586	146,134
Janus Capital Group, Inc.	38,373	540,676
KCG Holdings, Inc., Class A*	8,710	107,220
Ladenburg Thalmann Financial Services, Inc.* (a)	28,469	78,574
Medley Management, Inc., Class A (a)	1,744	9,923
Moelis & Co., Class A	4,533	132,273

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
OM Asset Management PLC	6,426	$98,511
Oppenheimer Holdings, Inc., Class A	2,648	46,022
Piper Jaffray Cos.*	3,894	157,318
Pzena Investment Management, Inc., Class A	3,035	26,101
RCS Capital Corp., Class A* (a)	12,154	3,701
Safeguard Scientifics, Inc.* (a)	5,652	82,010
Stifel Financial Corp.*	17,760	752,314
Virtu Financial, Inc., Class A	4,893	110,778
Virtus Investment Partners, Inc. (a)	1,813	212,955
Walter Investment Management Corp.* (a)	9,760	138,787
Westwood Holdings Group, Inc.	2,064	107,514
WisdomTree Investments, Inc. (a)	29,878	468,487
ZAIS Group Holdings, Inc.*	800	7,408

		6,176,691

Chemicals 1.7%
A. Schulman, Inc.	7,704	236,051
American Vanguard Corp.	7,701	107,891
Axiall Corp.	18,495	284,823
Balchem Corp.	8,144	495,155
Calgon Carbon Corp.	13,923	240,172
Chase Corp.	1,737	70,748
Chemtura Corp.*	17,536	478,207
Core Molding Technologies, Inc.*	1,893	24,287
Ferro Corp.*	19,292	214,527
Flotek Industries, Inc.* (a)	14,319	163,809
FutureFuel Corp.	6,531	88,168
H.B. Fuller Co. (a)	13,195	481,222
Hawkins, Inc.	2,813	100,621
Innophos Holdings, Inc.	5,025	145,624
Innospec, Inc.	6,334	344,000
Intrepid Potash, Inc.*	14,039	41,415
KMG Chemicals, Inc.	2,472	56,905
Koppers Holdings, Inc.*	5,501	100,393
Kraton Performance Polymers, Inc.*	8,075	134,126
Kronos Worldwide, Inc. (a)	5,357	30,213
LSB Industries, Inc.* (a)	4,932	35,757
Minerals Technologies, Inc.	9,107	417,647
Olin Corp.	43,149	744,752
OMNOVA Solutions, Inc.*	11,768	72,138
PolyOne Corp.	23,317	740,548
Quaker Chemical Corp.	3,496	270,101
Rayonier Advanced Materials, Inc.	10,736	105,105
Rentech, Inc.*	5,943	20,919
Senomyx, Inc.* (a)	11,227	42,326
Sensient Technologies Corp.	12,214	767,283
Stepan Co.	5,066	251,730
Trecora Resources*	5,109	63,301
Tredegar Corp.	6,728	91,635
Trinseo SA* (a)	2,918	82,288
Tronox Ltd., Class A	16,467	64,386
Valhi, Inc. (a)	4,229	5,667

		7,613,940

14

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	14,688	$418,167
ACCO Brands Corp.*	29,070	207,269
ARC Document Solutions, Inc.*	10,135	44,797
Brady Corp., Class A	12,580	289,088
Brink’s Co. (The) (a)	12,744	367,792
Casella Waste Systems, Inc., Class A*	10,236	61,211
CECO Environmental Corp.	7,506	57,646
Civeo Corp.*	26,607	37,782
Deluxe Corp.	13,050	711,747
Ennis, Inc.	6,826	131,401
Essendant, Inc.	10,079	327,668
G&K Services, Inc., Class A (a)	5,236	329,344
Healthcare Services Group, Inc. (a)	18,318	638,749
Heritage-Crystal Clean, Inc.*	3,119	33,061
Herman Miller, Inc.	15,613	448,093
HNI Corp.	11,644	419,883
InnerWorkings, Inc.* (a)	10,080	75,600
Interface, Inc.	17,325	331,601
Kimball International, Inc., Class B	9,153	89,425
Knoll, Inc.	12,788	240,414
Matthews International Corp., Class A	8,637	461,648
McGrath RentCorp	6,081	153,180
Mobile Mini, Inc.	12,047	375,023
MSA Safety, Inc.	7,727	335,893
Multi-Color Corp.	3,335	199,466
NL Industries, Inc.*	1,961	5,962
Quad/Graphics, Inc.	7,230	67,239
SP Plus Corp.*	4,491	107,335
Steelcase, Inc., Class A	21,751	324,090
Team, Inc.*	5,525	176,579
Tetra Tech, Inc.	15,760	410,075
TRC Cos., Inc.*	4,186	38,721
UniFirst Corp.	3,891	405,442
US Ecology, Inc.	5,720	208,437
Viad Corp.	5,261	148,518
West Corp.	13,735	296,264

		8,974,610

Communications Equipment 1.5%
ADTRAN, Inc.	13,249	228,148
Aerohive Networks, Inc.* (a)	5,703	29,142
Alliance Fiber Optic Products, Inc.*	3,599	54,561
Applied Optoelectronics, Inc.*	4,371	75,006
Bel Fuse, Inc., Class B	2,621	45,317
Black Box Corp.	3,780	36,023
CalAmp Corp.*	9,322	185,787
Calix, Inc.*	11,490	90,426
Ciena Corp.*	32,332	668,949
Clearfield, Inc.* (a)	2,690	36,073
Comtech Telecommunications Corp.	4,228	84,941
Digi International, Inc.*	6,320	71,922
EMCORE Corp.*	5,092	31,214
Extreme Networks, Inc.*	26,945	109,936

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Finisar Corp.*	27,341	$397,538
Harmonic, Inc.* (a)	23,652	96,264
Infinera Corp.* (a)	34,858	631,627
InterDigital, Inc.	9,437	462,790
Ixia*	16,020	199,129
KVH Industries, Inc.*	4,158	39,168
NETGEAR, Inc.*	8,452	354,223
NetScout Systems, Inc.*	24,095	739,717
Novatel Wireless, Inc.* (a)	9,272	15,484
Oclaro, Inc.* (a)	26,348	91,691
Plantronics, Inc.	9,221	437,260
Polycom, Inc.*	35,430	446,064
Ruckus Wireless, Inc.*	19,915	213,290
ShoreTel, Inc.*	17,112	151,441
Sonus Networks, Inc.*	13,372	95,342
Ubiquiti Networks, Inc.* (a)	8,055	255,263
ViaSat, Inc.* (a)	11,181	682,153

		7,055,889

Construction & Engineering 0.8%
Aegion Corp.*	9,459	182,653
Ameresco, Inc., Class A*	5,325	33,281
Argan, Inc.	3,313	107,341
Comfort Systems USA, Inc.	9,802	278,573
Dycom Industries, Inc.* (a)	8,906	623,064
EMCOR Group, Inc.	16,391	787,424
Furmanite Corp.*	10,114	67,359
Granite Construction, Inc.	10,135	434,893
Great Lakes Dredge & Dock Corp.*	15,929	63,079
HC2 Holdings, Inc.* (a)	6,473	34,242
MasTec, Inc.* (a)	17,598	305,853
MYR Group, Inc.*	5,458	112,490
Northwest Pipe Co.*	2,480	27,751
NV5 Global, Inc.* (a)	1,255	27,585
Orion Marine Group, Inc.*	7,318	30,516
Primoris Services Corp. (a)	10,031	220,983
Tutor Perini Corp.* (a)	9,746	163,148

		3,500,235

Construction Materials 0.2%
Headwaters, Inc.*	19,379	326,924
Summit Materials, Inc., Class A*	8,077	161,865
United States Lime & Minerals, Inc.	505	27,755
US Concrete, Inc.*	3,861	203,320

		719,864

Consumer Finance 0.4%
Cash America International, Inc.	6,493	194,465
Encore Capital Group, Inc.* (a)	6,874	199,896
Enova International, Inc.*	6,555	43,329
EZCORP, Inc., Class A*	14,150	70,609
First Cash Financial Services, Inc.*	7,429	278,067
Green Dot Corp., Class A*	12,182	200,028

15

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance (continued)
JG Wentworth Co. (The), Class A*	3,682	$6,628
Nelnet, Inc., Class A	6,281	210,853
PRA Group, Inc.* (a)	12,649	438,794
Regional Management Corp.*	2,849	44,074
World Acceptance Corp.* (a)	1,854	68,783

		1,755,526

Containers & Packaging 0.4%
AEP Industries, Inc.*	1,052	81,162
Berry Plastics Group, Inc.*	31,249	1,130,589
Greif, Inc., Class A (a)	8,155	251,255
Multi Packaging Solutions International Ltd.*	4,704	81,614
Myers Industries, Inc.	6,562	87,406

		1,632,026

Distributors 0.3%
Core-Mark Holding Co., Inc.	6,051	495,819
Fenix Parts, Inc.*	3,358	22,801
Pool Corp.	11,205	905,140
VOXX International Corp.*	5,077	26,705
Weyco Group, Inc.	1,702	45,545

		1,496,010

Diversified Consumer Services 1.0%
2U, Inc.* (a)	6,940	194,181
American Public Education, Inc.*	4,183	77,846
Apollo Education Group, Inc.*	25,115	192,632
Ascent Capital Group, Inc., Class A*	3,690	61,697
Bridgepoint Education, Inc.*	4,405	33,522
Bright Horizons Family Solutions, Inc.*	9,758	651,834
Cambium Learning Group, Inc.*	3,042	14,754
Capella Education Co.	3,154	145,778
Career Education Corp.*	17,598	63,881
Carriage Services, Inc.	3,795	91,459
Chegg, Inc.* (a)	19,605	131,942
Collectors Universe, Inc.	1,897	29,403
DeVry Education Group, Inc. (a)	16,761	424,221
Grand Canyon Education, Inc.*	12,340	495,081
Houghton Mifflin Harcourt Co.*	35,874	781,336
K12, Inc.*	9,167	80,669
Liberty Tax, Inc. (a)	1,424	33,934
LifeLock, Inc.* (a)	24,785	355,665
Regis Corp.*	9,261	131,043
Sotheby’s	16,291	419,656
Strayer Education, Inc.*	2,835	170,440
Universal Technical Institute, Inc. (a)	5,159	24,041
Weight Watchers International, Inc.* (a)	7,169	163,453

		4,768,468

Diversified Financial Services 0.4%
FNFV Group*	21,140	237,402
GAIN Capital Holdings, Inc.	8,836	71,660

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services (continued)
MarketAxess Holdings, Inc.	9,732	$1,085,994
Marlin Business Services Corp.	2,190	35,171
NewStar Financial, Inc.*	5,942	53,359
On Deck Capital, Inc.* (a)	3,013	31,034
PICO Holdings, Inc.*	5,662	58,432
Resource America, Inc., Class A (a)	3,926	24,066
Tiptree Financial, Inc., Class A (a)	7,682	47,168

		1,644,286

Diversified Telecommunication Services 0.7%
8x8, Inc.*	23,153	265,102
Atlantic Tele-Network, Inc.	2,514	196,670
Cincinnati Bell, Inc.*	54,183	195,059
Cogent Communications Holdings, Inc. (a)	12,098	419,680
Consolidated Communications Holdings, Inc. (a)	13,288	278,384
FairPoint Communications, Inc.*	5,581	89,687
General Communication, Inc., Class A*	9,062	179,246
Globalstar, Inc.* (a)	125,687	180,989
Hawaiian Telcom Holdco, Inc.*	2,964	73,685
IDT Corp., Class B	4,146	48,342
inContact, Inc.*	16,327	155,760
Inteliquent, Inc.	8,952	159,077
Intelsat SA* (a)	7,553	31,420
Iridium Communications, Inc.* (a)	21,349	179,545
Lumos Networks Corp.*	5,981	66,987
ORBCOMM, Inc.* (a)	15,038	108,875
pdvWireless, Inc.* (a)	3,399	93,473
Straight Path Communications, Inc., Class B* (a)	2,330	39,936
Vonage Holdings Corp.*	48,573	278,809
Windstream Holdings, Inc. (a)	25,858	166,526

		3,207,252

Electric Utilities 1.2%
ALLETE, Inc. (a)	12,758	648,489
Cleco Corp. (a)	15,740	821,785
El Paso Electric Co.	10,598	408,023
Empire District Electric Co. (The)	11,592	325,387
Genie Energy Ltd., Class B* (a)	3,049	33,996
IDACORP, Inc.	13,113	891,684
MGE Energy, Inc.	9,088	421,683
Otter Tail Corp. (a)	9,928	264,383
PNM Resources, Inc.	20,822	636,529
Portland General Electric Co.	23,169	842,656
Spark Energy, Inc., Class A	662	13,717
Unitil Corp.	3,595	128,989

		5,437,321

Electrical Equipment 0.6%
Allied Motion Technologies, Inc. (a)	1,532	40,108
AZZ, Inc.	6,736	374,320

16

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Encore Wire Corp.	5,472	$202,957
EnerSys	11,623	650,074
Enphase Energy, Inc.* (a)	6,841	24,012
Franklin Electric Co., Inc.	12,482	337,388
FuelCell Energy, Inc.* (a)	5,917	29,349
Generac Holdings, Inc.* (a)	18,107	539,045
General Cable Corp.	12,557	168,641
LSI Industries, Inc.	5,616	68,459
Plug Power, Inc.* (a)	43,889	92,606
Powell Industries, Inc.	2,465	64,164
Power Solutions International, Inc.* (a)	1,175	21,444
PowerSecure International, Inc.*	6,109	91,940
Preformed Line Products Co.	693	29,175
Sunrun, Inc.* (a)	4,626	54,448
Thermon Group Holdings, Inc.*	8,246	139,522
Vicor Corp.*	4,283	39,061

		2,966,713

Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	3,829	38,252
Anixter International, Inc.*	7,486	452,080
AVX Corp.	11,256	136,648
Badger Meter, Inc. (a)	3,812	223,345
Belden, Inc.	11,173	532,729
Benchmark Electronics, Inc.*	13,802	285,287
Checkpoint Systems, Inc.	10,497	65,816
Coherent, Inc.*	6,258	407,458
Control4 Corp.*	5,128	37,281
CTS Corp.	8,564	151,069
Daktronics, Inc. (a)	10,471	91,307
DTS, Inc.*	4,720	106,578
Electro Rent Corp.	4,303	39,588
ePlus, Inc.*	1,437	134,015
Fabrinet*	9,403	223,979
FARO Technologies, Inc.* (a)	4,473	132,043
FEI Co.	10,717	855,109
Gerber Scientific, Inc.* (a)(b)	8,390	0
GSI Group, Inc.*	8,878	120,918
II-VI, Inc.*	13,788	255,905
Insight Enterprises, Inc.*	10,182	255,772
InvenSense, Inc.* (a)	20,517	209,889
Itron, Inc.* (a)	10,140	366,865
Kimball Electronics, Inc.*	7,874	86,535
Knowles Corp.* (a)	22,953	305,964
Littelfuse, Inc.	5,904	631,787
Mercury Systems, Inc.*	9,109	167,241
Mesa Laboratories, Inc. (a)	732	72,834
Methode Electronics, Inc.	10,057	320,114
MTS Systems Corp. (a)	3,924	248,821
Multi-Fineline Electronix, Inc.*	2,316	47,895
Newport Corp.*	10,303	163,509
OSI Systems, Inc.*	5,187	459,879
Park Electrochemical Corp.	5,514	83,041

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc.	2,754	$62,351
Plexus Corp.*	8,842	308,763
RealD, Inc.* (a)	10,821	114,162
Rofin-Sinar Technologies, Inc.*	7,466	199,939
Rogers Corp.*	4,906	253,002
Sanmina Corp.*	20,287	417,506
ScanSource, Inc.*	6,849	220,675
SYNNEX Corp. (a)	7,513	675,644
Tech Data Corp.*	9,469	628,552
TTM Technologies, Inc.*	15,347	99,909
Universal Display Corp.*	10,542	573,906
Vishay Intertechnology, Inc. (a)	35,544	428,305
Vishay Precision Group, Inc.* (a)	3,037	34,379

		11,726,646

Energy Equipment & Services 0.8%
Archrock, Inc.	18,427	138,571
Atwood Oceanics, Inc. (a)	17,100	174,933
Basic Energy Services, Inc.* (a)	10,573	28,336
Bristow Group, Inc. (a)	9,210	238,539
C&J Energy Services Ltd.* (a)	14,054	66,897
CARBO Ceramics, Inc. (a)	5,102	87,754
Era Group, Inc.*	5,366	59,831
Exterran Corp.*	8,884	142,580
Fairmount Santrol Holdings, Inc.* (a)	15,924	37,421
Forum Energy Technologies, Inc.* (a)	15,744	196,170
Geospace Technologies Corp.* (a)	3,261	45,882
GulfMark Offshore, Inc., Class A* (a)	6,236	29,122
Helix Energy Solutions Group, Inc.*	27,270	143,440
Hornbeck Offshore Services, Inc.* (a)	8,606	85,544
Independence Contract Drilling, Inc.*	4,001	20,205
ION Geophysical Corp.*	33,837	17,023
Key Energy Services, Inc.* (a)	34,502	16,633
Matrix Service Co.*	6,899	141,705
McDermott International, Inc.* (a)	62,890	210,682
Natural Gas Services Group, Inc.*	3,272	72,966
Newpark Resources, Inc.*	22,486	118,726
Nordic American Offshore Ltd.	4,755	25,059
North Atlantic Drilling Ltd.*	1,874	4,610
Oil States International, Inc.*	13,569	369,755
Parker Drilling Co.*	33,257	60,528
PHI, Inc., Non-Voting Shares*	3,124	51,265
Pioneer Energy Services Corp.*	16,488	35,779
RigNet, Inc.* (a)	3,136	64,884
SEACOR Holdings, Inc.*	4,817	253,182
Seventy Seven Energy, Inc.* (a)	13,930	14,627
Tesco Corp.	10,720	77,613
TETRA Technologies, Inc.*	20,553	154,559
Tidewater, Inc. (a)	12,093	84,167
U.S. Silica Holdings, Inc. (a)	14,106	264,205
Unit Corp.* (a)	13,432	163,870

		3,697,063

17

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	7,520	$237,858
Casey’s General Stores, Inc.	10,034	1,208,595
Chefs’ Warehouse Inc. (The)*	5,122	85,435
Fairway Group Holdings Corp.* (a)	4,815	3,178
Fresh Market, Inc. (The)* (a)	11,367	266,215
Ingles Markets, Inc., Class A	3,554	156,660
Natural Grocers by Vitamin Cottage, Inc.*	2,355	47,971
Performance Food Group Co.* (a)	4,018	92,977
PriceSmart, Inc.	5,086	422,087
Smart & Final Stores, Inc.*	6,334	115,342
SpartanNash Co.	9,943	215,167
SUPERVALU, Inc.*	68,789	466,390
United Natural Foods, Inc.* (a)	13,150	517,584
Village Super Market, Inc., Class A	1,747	46,034
Weis Markets, Inc.	2,928	129,710

		4,011,203

Food Products 1.6%
Alico, Inc. (a)	938	36,291
Amplify Snack Brands, Inc.* (a)	3,901	44,939
Arcadia Biosciences, Inc.* (a)	1,850	5,624
B&G Foods, Inc. (a)	15,165	531,078
Boulder Brands, Inc.* (a)	14,559	159,858
Calavo Growers, Inc. (a)	3,914	191,786
Cal-Maine Foods, Inc. (a)	8,187	379,385
Darling Ingredients, Inc.* (a)	43,485	457,462
Dean Foods Co. (a)	24,771	424,823
Diamond Foods, Inc.*	6,943	267,653
Farmer Brothers Co.*	1,954	63,056
Fresh Del Monte Produce, Inc.	8,695	338,062
Freshpet, Inc.* (a)	5,133	43,579
Inventure Foods, Inc.* (a)	4,800	34,080
J&J Snack Foods Corp.	3,884	453,146
John B. Sanfilippo & Son, Inc.	2,158	116,597
Lancaster Colony Corp.	4,827	557,325
Landec Corp.*	6,937	82,065
Lifeway Foods, Inc.*	1,188	13,187
Limoneira Co. (a)	2,947	44,028
Omega Protein Corp.*	5,795	128,649
Post Holdings, Inc.*	15,974	985,596
Sanderson Farms, Inc. (a)	5,878	455,662
Seaboard Corp.*	64	185,263
Seneca Foods Corp., Class A*	1,968	57,033
Snyder’s-Lance, Inc. (a)	12,779	438,320
Tootsie Roll Industries, Inc. (a)	4,810	151,948
TreeHouse Foods, Inc.*	11,215	879,929

		7,526,424

Gas Utilities 1.3%
Chesapeake Utilities Corp.	3,720	211,110
Laclede Group, Inc. (The)	11,260	668,957
New Jersey Resources Corp.	22,251	733,393
Northwest Natural Gas Co.	7,126	360,647
ONE Gas, Inc.	13,668	685,724
Piedmont Natural Gas Co., Inc.	20,275	1,156,080

Common Stocks (continued)

	Shares	Market Value

Gas Utilities (continued)
South Jersey Industries, Inc.	17,921	$421,502
Southwest Gas Corp.	12,165	671,021
WGL Holdings, Inc.	12,911	813,264

		5,721,698

Health Care Equipment & Supplies 3.8%
Abaxis, Inc.	5,944	330,962
ABIOMED, Inc.* (a)	10,926	986,399
Accuray, Inc.*	21,142	142,709
Analogic Corp.	3,273	270,350
AngioDynamics, Inc.*	6,488	78,764
Anika Therapeutics, Inc.*	3,875	147,870
Antares Pharma, Inc.* (a)	38,526	46,616
AtriCure, Inc.*	7,560	169,646
Atrion Corp.	367	139,900
Cantel Medical Corp.	9,008	559,757
Cardiovascular Systems, Inc.* (a)	8,474	128,127
Cerus Corp.* (a)	25,588	161,716
ConforMIS, Inc.* (a)	2,699	46,666
CONMED Corp.	7,276	320,508
Corindus Vascular Robotics, Inc.* (a)	5,362	17,212
CryoLife, Inc.	6,498	70,048
Cutera, Inc.*	3,327	42,552
Cynosure, Inc., Class A*	5,842	260,962
EndoChoice Holdings, Inc.*	1,801	15,038
Endologix, Inc.* (a)	17,313	171,399
Entellus Medical, Inc.*	1,345	22,677
Exactech, Inc.*	2,577	46,773
GenMark Diagnostics, Inc.* (a)	10,919	84,731
Glaukos Corp.* (a)	1,837	45,356
Globus Medical, Inc., Class A*	18,035	501,734
Greatbatch, Inc.*	6,711	352,328
Haemonetics Corp.*	13,610	438,786
Halyard Health, Inc.*	12,270	409,941
HeartWare International, Inc.*	4,587	231,185
ICU Medical, Inc.*	3,699	417,173
Inogen, Inc.*	4,148	166,293
Insulet Corp.*	14,776	558,681
Integra LifeSciences Holdings Corp.*	7,440	504,283
Invacare Corp.	8,647	150,371
InVivo Therapeutics Holdings Corp.* (a)	6,581	47,383
Invuity, Inc.*	1,271	11,210
iRadimed Corp.*	671	18,808
K2M Group Holdings, Inc.*	4,624	91,278
Lantheus Holdings, Inc.*	3,609	12,198
LDR Holding Corp.*	6,521	163,742
LeMaitre Vascular, Inc.	3,179	54,838
LivaNova PLC*	11,631	690,532
Masimo Corp.*	11,471	476,161
Meridian Bioscience, Inc.	10,764	220,877
Merit Medical Systems, Inc.*	11,640	216,388
Natus Medical, Inc.*	8,655	415,873
Neogen Corp.*	9,544	539,427
Nevro Corp.* (a)	4,287	289,415

18

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Novocure Ltd.* (a)	2,082	$46,554
NuVasive, Inc.*	12,695	686,926
NxStage Medical, Inc.*	16,686	365,590
OraSure Technologies, Inc.*	14,992	96,548
Orthofix International NV*	4,848	190,090
Oxford Immunotec Global PLC*	5,595	64,342
Penumbra, Inc.* (a)	1,153	62,043
Quidel Corp.*	7,504	159,085
Rockwell Medical, Inc.* (a)	13,328	136,479
RTI Surgical, Inc.*	15,091	59,911
SeaSpine Holdings Corp.*	2,137	36,714
Second Sight Medical Products, Inc.* (a)	2,945	17,346
Sientra, Inc.*	1,691	10,011
Spectranetics Corp. (The)* (a)	11,074	166,774
STAAR Surgical Co.* (a)	10,513	75,063
STERIS PLC	22,092	1,664,411
SurModics, Inc.*	3,388	68,675
Tandem Diabetes Care, Inc.*	4,355	51,433
TransEnterix, Inc.* (a)	10,347	25,661
Unilife Corp.*	29,147	14,431
Utah Medical Products, Inc.	1,001	58,599
Vascular Solutions, Inc.*	4,509	155,065
Veracyte, Inc.* (a)	3,303	23,782
West Pharmaceutical Services, Inc. (a)	18,571	1,118,346
Wright Medical Group NV*	23,185	560,613
ZELTIQ Aesthetics, Inc.* (a)	8,487	242,134

		17,442,269

Health Care Providers & Services 2.6%
AAC Holdings, Inc.* (a)	1,986	37,853
Aceto Corp.	7,626	205,749
Addus HomeCare Corp.*	1,661	38,668
Adeptus Health, Inc., Class A* (a)	1,615	88,050
Air Methods Corp.* (a)	10,302	431,963
Alliance HealthCare Services, Inc.*	1,330	12,209
Almost Family, Inc.*	1,810	69,196
Amedisys, Inc.*	7,422	291,833
AMN Healthcare Services, Inc.*	12,468	387,131
Amsurg Corp.*	13,962	1,061,112
BioScrip, Inc.* (a)	16,592	29,036
BioTelemetry, Inc.*	6,936	81,012
Capital Senior Living Corp.*	7,609	158,724
Chemed Corp. (a)	4,457	667,659
Civitas Solutions, Inc.*	3,074	88,500
CorVel Corp.*	2,174	95,482
Cross Country Healthcare, Inc.*	8,538	139,938
Diplomat Pharmacy, Inc.* (a)	9,487	324,645
Ensign Group, Inc. (The)	13,340	301,884
ExamWorks Group, Inc.*	10,911	290,233
Five Star Quality Care, Inc.*	11,221	35,683
Genesis Healthcare, Inc.* (a)	9,027	31,324
Hanger, Inc.* (a)	9,211	151,521
HealthEquity, Inc.* (a)	9,499	238,140

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
HealthSouth Corp.	24,081	$838,260
Healthways, Inc.*	8,314	107,001
Kindred Healthcare, Inc.	22,056	262,687
Landauer, Inc.	2,486	81,839
LHC Group, Inc.*	3,357	152,039
Magellan Health, Inc.*	6,436	396,844
Molina Healthcare, Inc.* (a)	10,273	617,715
National HealthCare Corp.	2,650	163,505
National Research Corp., Class A	2,424	38,881
National Research Corp., Class B	311	11,140
Nobilis Health Corp.* (a)	7,731	21,801
Owens & Minor, Inc.	16,224	583,740
PharMerica Corp.*	7,997	279,895
Providence Service Corp. (The)*	3,605	169,147
RadNet, Inc.*	8,560	52,901
Select Medical Holdings Corp.	27,583	328,514
Surgery Partners, Inc.*	3,973	81,407
Surgical Care Affiliates, Inc.*	5,702	226,997
Team Health Holdings, Inc.*	18,844	827,063
Teladoc, Inc.* (a)	2,471	44,379
Triple-S Management Corp., Class B*	6,413	153,335
Trupanion, Inc.* (a)	3,898	38,044
U.S. Physical Therapy, Inc.	3,271	175,587
Universal American Corp.	13,407	93,849
WellCare Health Plans, Inc.*	11,518	900,823

		11,904,938

Health Care Technology 0.6%
Castlight Health, Inc., Class B* (a)	8,358	35,689
Computer Programs & Systems, Inc. (a)	2,932	145,867
Connecture, Inc.*	1,421	5,130
Evolent Health, Inc., Class A* (a)	3,509	42,494
HealthStream, Inc.*	6,503	143,066
HMS Holdings Corp.*	23,513	290,150
Imprivata, Inc.*	2,226	25,154
MedAssets, Inc.*	15,665	484,675
Medidata Solutions, Inc.*	14,488	714,114
Omnicell, Inc.*	9,556	297,000
Press Ganey Holdings, Inc.*	2,762	87,141
Quality Systems, Inc.	12,862	207,335
Vocera Communications, Inc.*	7,014	85,571

		2,563,386

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd., Class A*	25,815	245,243
Biglari Holdings, Inc.*	421	137,170
BJ’s Restaurants, Inc.*	5,511	239,563
Bloomin’ Brands, Inc.	32,492	548,790
Bob Evans Farms, Inc.	5,373	208,741
Bojangles’, Inc.* (a)	2,028	32,184
Boyd Gaming Corp.* (a)	20,982	416,912
Bravo Brio Restaurant Group, Inc.*	3,753	33,777
Buffalo Wild Wings, Inc.*	4,918	785,159
Caesars Acquisition Co., Class A* (a)	12,120	82,537

19

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.* (a)	14,261	$112,519
Carrols Restaurant Group, Inc.*	9,106	106,904
Cheesecake Factory, Inc. (The)	12,714	586,243
Churchill Downs, Inc.	3,230	457,013
Chuy’s Holdings, Inc.* (a)	4,274	133,947
ClubCorp Holdings, Inc.	11,618	212,261
Cracker Barrel Old Country Store, Inc. (a)	4,985	632,248
Dave & Buster’s Entertainment, Inc.*	5,787	241,549
Del Frisco’s Restaurant Group, Inc.* (a)	6,417	102,800
Denny’s Corp.*	22,316	219,366
Diamond Resorts International, Inc.* (a)	11,001	280,636
DineEquity, Inc.	4,441	376,020
El Pollo Loco Holdings, Inc.* (a)	3,352	42,336
Eldorado Resorts, Inc.*	7,339	80,729
Empire Resorts, Inc.* (a)	769	13,849
Fiesta Restaurant Group, Inc.*	7,065	237,384
Fogo De Chao, Inc.* (a)	1,348	20,436
Habit Restaurants, Inc. (The), Class A* (a)	3,137	72,339
International Speedway Corp., Class A	7,356	248,044
Interval Leisure Group, Inc.	10,017	156,365
Intrawest Resorts Holdings, Inc.*	4,412	34,502
Isle of Capri Casinos, Inc.*	5,664	78,900
J Alexander’s Holdings, Inc.*	3,438	37,543
Jack in the Box, Inc.	9,747	747,692
Jamba, Inc.* (a)	3,492	47,107
Kona Grill, Inc.* (a)	2,049	32,497
Krispy Kreme Doughnuts, Inc.*	17,132	258,179
La Quinta Holdings, Inc.*	24,764	337,038
Marcus Corp. (The)	4,697	89,102
Marriott Vacations Worldwide Corp.	6,811	387,886
Monarch Casino & Resort, Inc.*	2,808	63,798
Morgans Hotel Group Co.*	6,785	22,865
Noodles & Co.* (a)	2,711	26,270
Papa John’s International, Inc.	7,525	420,422
Papa Murphy’s Holdings, Inc.* (a)	2,251	25,346
Penn National Gaming, Inc.*	21,131	338,519
Pinnacle Entertainment, Inc.*	14,990	466,489
Planet Fitness, Inc., Class A* (a)	4,017	62,786
Popeyes Louisiana Kitchen, Inc.* (a)	6,058	354,393
Potbelly Corp.* (a)	5,945	69,616
Red Robin Gourmet Burgers, Inc.* (a)	3,717	229,488
Ruby Tuesday, Inc.*	16,730	92,182
Ruth’s Hospitality Group, Inc.	9,152	145,700
Scientific Games Corp., Class A* (a)	12,975	116,386
SeaWorld Entertainment, Inc. (a)	17,974	353,908
Shake Shack, Inc., Class A* (a)	1,439	56,984
Sonic Corp.	13,629	440,353
Speedway Motorsports, Inc.	3,009	62,347
Texas Roadhouse, Inc.	18,253	652,910
Vail Resorts, Inc.	9,383	1,200,930
Wingstop, Inc.* (a)	1,735	39,575
Zoe’s Kitchen, Inc.* (a)	5,160	144,377

		14,499,154

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.2%
Bassett Furniture Industries, Inc.	2,868	$71,929
Beazer Homes USA, Inc.*	8,479	97,424
CalAtlantic Group, Inc.	20,135	763,519
Cavco Industries, Inc.* (a)	2,300	191,613
Century Communities, Inc.*	4,020	71,194
CSS Industries, Inc.	2,550	72,369
Ethan Allen Interiors, Inc.	6,689	186,088
Flexsteel Industries, Inc.	1,568	69,274
Green Brick Partners, Inc.* (a)	5,626	40,507
Helen of Troy Ltd.*	7,430	700,277
Hooker Furniture Corp.	2,828	71,379
Hovnanian Enterprises, Inc., Class A* (a)	30,959	56,036
Installed Building Products, Inc.*	5,146	127,775
iRobot Corp.* (a)	7,839	277,501
KB Home (a)	21,464	264,651
La-Z-Boy, Inc.	13,370	326,495
LGI Homes, Inc.* (a)	3,695	89,899
Libbey, Inc.	5,751	122,611
Lifetime Brands, Inc.	2,752	36,492
M.D.C. Holdings, Inc.	10,326	263,623
M/I Homes, Inc.*	6,529	143,116
Meritage Homes Corp.*	10,424	354,312
NACCO Industries, Inc., Class A	1,042	43,972
New Home Co., Inc. (The)*	2,673	34,642
Skullcandy, Inc.*	5,259	24,875
Taylor Morrison Home Corp., Class A* (a)	8,421	134,736
TRI Pointe Group, Inc.*	42,523	538,766
Universal Electronics, Inc.*	3,690	189,482
WCI Communities, Inc.*	4,067	90,613
William Lyon Homes, Class A* (a)	5,105	84,233
ZAGG, Inc.*	6,919	75,694

		5,615,097

Household Products 0.2%
Central Garden & Pet Co., Class A*	11,086	150,770
HRG Group, Inc.*	20,651	280,027
Oil-Dri Corp. of America	1,294	47,658
Orchids Paper Products Co.	2,353	72,755
WD-40 Co.	3,798	374,673

		925,883

Independent Power and Renewable Electricity Producers 0.4%
Abengoa Yield PLC (a)	13,087	252,448
Atlantic Power Corp. (a)	33,542	66,078
Dynegy, Inc.*	31,590	423,306
NRG Yield, Inc., Class A (a)	8,964	124,689
NRG Yield, Inc., Class C (a)	16,665	245,976
Ormat Technologies, Inc.	9,798	357,333
Pattern Energy Group, Inc. (a)	14,774	308,924
Talen Energy Corp.*	22,245	138,586
TerraForm Global, Inc., Class A (a)	11,041	61,719
Vivint Solar, Inc.* (a)	5,032	48,106

		2,027,165

20

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 0.0%†
Raven Industries, Inc. (a)	10,015	$156,234

Information Technology Services 2.5%
6D Global Technologies, Inc.* (a)(b)	4,727	13,756
Acxiom Corp.*	20,557	430,052
Blackhawk Network Holdings, Inc.*	14,195	627,561
CACI International, Inc., Class A*	6,355	589,617
Cardtronics, Inc.* (a)	11,861	399,123
Cass Information Systems, Inc.	2,988	153,762
Ciber, Inc.*	20,659	72,513
Convergys Corp.	25,588	636,885
CSG Systems International, Inc.	8,677	312,198
Datalink Corp.*	5,314	36,135
EPAM Systems, Inc.*	12,786	1,005,235
Euronet Worldwide, Inc.*	13,588	984,179
Everi Holdings, Inc.*	16,635	73,028
EVERTEC, Inc.	17,353	290,489
ExlService Holdings, Inc.*	8,773	394,171
Forrester Research, Inc.	2,577	73,393
Hackett Group, Inc. (The)	6,466	103,909
Heartland Payment Systems, Inc.	9,598	910,082
Lionbridge Technologies, Inc.*	16,423	80,637
Luxoft Holding, Inc.*	4,809	370,918
ManTech International Corp., Class A	6,315	190,966
MAXIMUS, Inc.	17,261	970,931
ModusLink Global Solutions, Inc.* (a)	9,560	23,709
MoneyGram International, Inc.*	7,239	45,389
NeuStar, Inc., Class A* (a)	6,801	163,020
Perficient, Inc.*	9,131	156,323
PFSweb, Inc.*	2,952	37,992
Science Applications International Corp.	12,127	555,174
ServiceSource International, Inc.*	14,856	68,486
Sykes Enterprises, Inc.*	10,308	317,280
Syntel, Inc.*	8,251	373,358
TeleTech Holdings, Inc.	4,410	123,083
Travelport Worldwide Ltd.	27,742	357,872
Unisys Corp.*	12,926	142,832
Virtusa Corp.*	7,805	322,659

		11,406,717

Insurance 2.4%
Ambac Financial Group, Inc.*	11,333	159,682
American Equity Investment Life Holding Co.	20,786	499,488
AMERISAFE, Inc.	4,983	253,635
Argo Group International Holdings Ltd.	7,302	436,952
Atlas Financial Holdings, Inc.*	2,648	52,695
Baldwin & Lyons, Inc., Class B	2,467	59,282
Citizens, Inc.* (a)	13,157	97,756
CNO Financial Group, Inc.	48,246	921,016
Crawford & Co., Class B	7,321	38,875
Donegal Group, Inc., Class A	2,087	29,385
eHealth, Inc.*	4,723	47,136
EMC Insurance Group, Inc.	1,969	49,816
Employers Holdings, Inc.	8,346	227,846

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Enstar Group Ltd.*	2,372	$355,895
FBL Financial Group, Inc., Class A	2,536	161,391
Federated National Holding Co.	3,624	107,125
Fidelity & Guaranty Life	2,909	73,801
First American Financial Corp.	28,291	1,015,647
Global Indemnity PLC*	2,140	62,103
Greenlight Capital Re Ltd., Class A*	7,465	139,670
Hallmark Financial Services, Inc.*	3,722	43,510
HCI Group, Inc. (a)	2,155	75,102
Heritage Insurance Holdings, Inc.	6,377	139,146
Horace Mann Educators Corp.	10,810	358,676
Independence Holding Co.	1,986	27,506
Infinity Property & Casualty Corp.	2,924	240,441
James River Group Holdings Ltd.	2,849	95,555
Kemper Corp.	11,425	425,581
Maiden Holdings Ltd. (a)	13,425	200,167
MBIA, Inc.*	35,966	233,060
National General Holdings Corp.	10,225	223,518
National Interstate Corp.	1,850	49,395
National Western Life Group, Inc., Class A	576	145,117
Navigators Group, Inc. (The)*	2,792	239,526
OneBeacon Insurance Group Ltd., Class A	6,360	78,928
Patriot National, Inc.* (a)	2,405	16,138
Primerica, Inc. (a)	12,484	589,619
RLI Corp.	11,264	695,552
Safety Insurance Group, Inc. (a)	4,008	225,971
Selective Insurance Group, Inc.	14,883	499,771
State Auto Financial Corp.	3,758	77,377
State National Cos., Inc.	8,105	79,510
Stewart Information Services Corp.	5,870	219,127
Symetra Financial Corp.	19,633	623,740
Third Point Reinsurance Ltd.* (a)	22,314	299,231
United Fire Group, Inc.	5,364	205,495
United Insurance Holdings Corp. (a)	4,362	74,590
Universal Insurance Holdings, Inc. (a)	8,158	189,102

		11,159,647

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	6,427	46,789
Blue Nile, Inc.*	3,160	117,331
Duluth Holdings, Inc.*	1,840	26,846
Etsy, Inc.*	4,985	41,176
EVINE Live, Inc.*	12,732	22,663
FTD Cos., Inc.*	4,891	127,997
HSN, Inc.	8,471	429,226
Lands’ End, Inc.* (a)	4,413	103,441
Liberty TripAdvisor Holdings, Inc., Series A*	19,613	595,058
Nutrisystem, Inc.	7,701	166,650
Overstock.com, Inc.*	3,041	37,343
PetMed Express, Inc. (a)	5,430	93,070
Shutterfly, Inc.* (a)	9,114	406,120
Wayfair, Inc., Class A* (a)	5,175	246,433

		2,460,143

21

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 2.3%
Alarm.com Holdings, Inc.* (a)	2,127	$35,478
Amber Road, Inc.*	4,281	21,790
Angie’s List, Inc.* (a)	11,533	107,834
Apigee Corp.*	1,190	9,556
Appfolio, Inc., Class A* (a)	1,492	21,783
Bankrate, Inc.*	17,595	234,013
Bazaarvoice, Inc.* (a)	16,854	73,821
Benefitfocus, Inc.* (a)	2,132	77,583
Blucora, Inc.*	10,977	107,575
Box, Inc., Class A* (a)	3,159	44,100
Brightcove, Inc.*	8,456	52,427
Carbonite, Inc.*	4,644	45,511
Care.com, Inc.* (a)	4,607	32,986
ChannelAdvisor Corp.*	5,474	75,815
Cimpress NV* (a)	8,594	697,317
comScore, Inc.* (a)	9,053	372,531
Constant Contact, Inc.*	8,496	248,423
Cornerstone OnDemand, Inc.* (a)	13,996	483,282
Cvent, Inc.*	6,184	215,883
Demandware, Inc.* (a)	8,770	473,317
DHI Group, Inc.*	11,671	107,023
EarthLink Holdings Corp.	27,149	201,717
Endurance International Group Holdings, Inc.* (a)	15,502	169,437
Envestnet, Inc.*	10,194	304,291
Everyday Health, Inc.*	5,325	32,057
Five9, Inc.*	5,748	50,008
Gogo, Inc.* (a)	14,838	264,116
GrubHub, Inc.* (a)	19,755	478,071
GTT Communications, Inc.* (a)	6,456	110,139
Hortonworks, Inc.* (a)	1,945	42,596
Instructure, Inc.*	1,188	24,734
Internap Corp.*	14,980	95,872
IntraLinks Holdings, Inc.*	10,507	95,298
j2 Global, Inc.	12,428	1,023,073
Limelight Networks, Inc.*	15,730	22,966
Liquidity Services, Inc.*	6,029	39,189
LivePerson, Inc.*	15,351	103,619
LogMeIn, Inc.*	6,455	433,131
Marchex, Inc., Class B	7,971	31,007
Marin Software, Inc.*	7,632	27,323
Marketo, Inc.*	9,189	263,816
MaxPoint Interactive, Inc.*	1,656	2,832
MINDBODY, Inc., Class A* (a)	1,889	28,581
Monster Worldwide, Inc.*	23,484	134,563
New Relic, Inc.* (a)	1,536	55,956
NIC, Inc.	17,207	338,634
OPOWER, Inc.* (a)	6,483	68,460
Q2 Holdings, Inc.*	5,145	135,674
QuinStreet, Inc.*	9,039	38,777
Quotient Technology, Inc.* (a)	15,753	107,435
RealNetworks, Inc.*	5,890	25,033
Reis, Inc.	2,221	52,704

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
RetailMeNot, Inc.*	10,380	$102,970
Rocket Fuel, Inc.* (a)	6,505	22,702
SciQuest, Inc.*	7,479	97,003
Shutterstock, Inc.* (a)	5,070	163,964
SPS Commerce, Inc.*	4,378	307,379
Stamps.com, Inc.*	3,732	409,065
TechTarget, Inc.*	4,854	38,978
Textura Corp.* (a)	5,096	109,972
Travelzoo, Inc.*	1,931	16,162
TrueCar, Inc.* (a)	13,159	125,537
United Online, Inc.*	3,607	42,527
Web.com Group, Inc.*	11,537	230,855
WebMD Health Corp.* (a)	9,773	472,036
Wix.com Ltd.*	4,967	112,999
Xactly Corp.*	2,187	18,655
XO Group, Inc.*	7,040	113,062

		10,723,023

Leisure Products 0.3%
Arctic Cat, Inc. (a)	3,554	58,215
Black Diamond, Inc.*	5,948	26,290
Callaway Golf Co.	20,124	189,568
Escalade, Inc.	2,567	34,013
JAKKS Pacific, Inc.* (a)	4,890	38,924
Johnson Outdoors, Inc., Class A	1,294	28,326
Malibu Boats, Inc., Class A*	4,941	80,884
Marine Products Corp.	2,723	16,447
MCBC Holdings, Inc.*	1,868	25,592
Nautilus, Inc.*	8,282	138,475
Performance Sports Group Ltd.*	11,626	111,958
Smith & Wesson Holding Corp.*	14,131	310,599
Sturm Ruger & Co., Inc. (a)	4,903	292,268

		1,351,559

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.* (a)	5,787	124,363
Affymetrix, Inc.* (a)	20,471	206,552
Albany Molecular Research, Inc.* (a)	6,494	128,906
Cambrex Corp.*	8,196	385,950
Fluidigm Corp.* (a)	7,865	85,021
Harvard Bioscience, Inc.*	9,027	31,324
INC Research Holdings, Inc., Class A*	3,399	164,885
Luminex Corp.*	11,413	244,124
NanoString Technologies, Inc.* (a)	3,496	51,426
NeoGenomics, Inc.* (a)	13,930	109,629
Pacific Biosciences of California, Inc.* (a)	15,686	205,957
PAREXEL International Corp.*	14,278	972,617
PRA Health Sciences, Inc.* (a)	5,219	236,264
Sequenom, Inc.* (a)	31,397	51,491

		2,998,509

Machinery 2.5%
Accuride Corp.*	10,072	16,720
Actuant Corp., Class A (a)	15,662	375,262

22

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Alamo Group, Inc.	2,504	$130,458
Albany International Corp., Class A	7,451	272,334
Altra Industrial Motion Corp.	7,031	176,337
American Railcar Industries, Inc. (a)	2,198	101,723
Astec Industries, Inc.	4,774	194,302
Barnes Group, Inc.	14,310	506,431
Blount International, Inc.*	12,188	119,564
Blue Bird Corp.* (a)	1,161	11,773
Briggs & Stratton Corp.	11,763	203,500
Chart Industries, Inc.*	7,857	141,112
CIRCOR International, Inc.	4,568	192,541
CLARCOR, Inc. (a)	13,129	652,249
Columbus McKinnon Corp.	5,364	101,380
Commercial Vehicle Group, Inc.*	7,612	21,009
Douglas Dynamics, Inc.	5,898	124,271
EnPro Industries, Inc.	6,019	263,873
ESCO Technologies, Inc.	6,868	248,210
ExOne Co. (The)* (a)	2,631	26,415
Federal Signal Corp.	16,408	260,067
FreightCar America, Inc.	3,153	61,263
Global Brass & Copper Holdings, Inc.	5,560	118,428
Gorman-Rupp Co. (The)	4,919	131,485
Graham Corp. (a)	2,668	44,876
Greenbrier Cos., Inc. (The) (a)	6,966	227,231
Harsco Corp.	21,315	167,962
Hillenbrand, Inc.	16,486	488,480
Hurco Cos., Inc.	1,695	45,019
Hyster-Yale Materials Handling, Inc.	2,526	132,489
John Bean Technologies Corp.	7,639	380,651
Kadant, Inc.	2,913	118,297
LB Foster Co., Class A	2,580	35,243
Lindsay Corp. (a)	3,123	226,105
Lydall, Inc.*	4,475	158,773
Meritor, Inc.*	25,627	213,985
Milacron Holdings Corp.*	3,790	47,413
Miller Industries, Inc.	2,894	63,031
Mueller Industries, Inc.	14,947	405,064
Mueller Water Products, Inc., Class A (a)	42,196	362,886
Navistar International Corp.* (a)	13,603	120,251
NN, Inc. (a)	6,888	109,795
Omega Flex, Inc.	707	23,338
Proto Labs, Inc.* (a)	6,103	388,700
RBC Bearings, Inc.* (a)	6,116	395,032
Rexnord Corp.*	26,784	485,326
Standex International Corp.	3,348	278,386
Sun Hydraulics Corp.	5,840	185,303
Tennant Co.	4,815	270,892
Titan International, Inc.	10,829	42,666
TriMas Corp.*	11,947	222,812
Twin Disc, Inc.	2,171	22,839
Wabash National Corp.* (a)	17,997	212,904
Watts Water Technologies, Inc., Class A	7,388	366,962

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Woodward, Inc.	17,067	$847,547
Xerium Technologies, Inc.*	2,830	33,535

		11,574,500

Marine 0.1%
Eagle Bulk Shipping, Inc.*	5,244	18,459
Golden Ocean Group Ltd.* (a)	16,638	17,803
Matson, Inc.	11,335	483,211
Navios Maritime Holdings, Inc.	20,706	36,236
Safe Bulkers, Inc.	10,219	8,277
Scorpio Bulkers, Inc.*	7,240	71,606
Ultrapetrol (Bahamas) Ltd.*	6,670	700

		636,292

Media 1.5%
AMC Entertainment Holdings, Inc., Class A	5,656	135,744
Carmike Cinemas, Inc.*	6,497	149,041
Central European Media Enterprises Ltd., Class A* (a)	18,506	49,781
Crown Media Holdings, Inc., Class A*	9,074	50,905
Cumulus Media, Inc., Class A* (a)	35,700	11,785
Daily Journal Corp.* (a)	288	58,176
DreamWorks Animation SKG, Inc., Class A* (a)	19,642	506,174
E.W. Scripps Co. (The), Class A (a)	15,510	294,690
Entercom Communications Corp., Class A*	6,517	73,186
Entravision Communications Corp., Class A	16,754	129,173
Eros International PLC* (a)	7,217	66,036
Global Eagle Entertainment, Inc.*	11,922	117,670
Gray Television, Inc.*	16,545	269,683
Harte-Hanks, Inc.	12,325	39,933
Hemisphere Media Group, Inc.* (a)	2,602	38,379
IMAX Corp.*	15,807	561,781
Journal Media Group, Inc.	6,589	79,200
Loral Space & Communications, Inc.*	3,359	136,745
MDC Partners, Inc., Class A	11,557	251,018
Media General, Inc.*	25,197	406,932
Meredith Corp.	9,631	416,541
National CineMedia, Inc.	16,392	257,518
New Media Investment Group, Inc.	11,859	230,776
New York Times Co. (The), Class A	36,043	483,697
Nexstar Broadcasting Group, Inc., Class A	8,198	481,223
Reading International, Inc., Class A*	4,132	54,171
Rentrak Corp.*	3,257	154,805
Saga Communications, Inc., Class A	966	37,143
Scholastic Corp. (a)	6,999	269,881
SFX Entertainment, Inc.* (a)	11,512	2,188
Sinclair Broadcast Group, Inc., Class A (a)	17,358	564,829
Sizmek, Inc.*	5,202	18,987
Time, Inc.	28,807	451,406
Townsquare Media, Inc., Class A*	1,741	20,822
Tribune Publishing Co.	6,871	63,351
World Wrestling Entertainment, Inc., Class A (a)	7,809	139,313

		7,072,683

23

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.7%
AK Steel Holding Corp.* (a)	46,141	$103,356
Carpenter Technology Corp. (a)	13,271	401,713
Century Aluminum Co.* (a)	12,365	54,653
Cliffs Natural Resources, Inc.* (a)	39,856	62,972
Coeur Mining, Inc.* (a)	35,272	87,475
Commercial Metals Co.	30,474	417,189
Ferroglobe PLC	16,681	179,321
Handy & Harman Ltd.*	668	13,701
Haynes International, Inc.	3,334	122,324
Hecla Mining Co. (a)	98,448	186,067
Horsehead Holding Corp.* (a)	14,163	29,034
Kaiser Aluminum Corp.	4,305	360,156
Materion Corp.	5,191	145,348
Olympic Steel, Inc.	2,226	25,777
Ryerson Holding Corp.*	2,719	12,698
Schnitzer Steel Industries, Inc., Class A	7,222	103,780
Stillwater Mining Co.*	31,823	272,723
SunCoke Energy, Inc.	16,833	58,410
TimkenSteel Corp.	10,323	86,507
Worthington Industries, Inc.	12,618	380,307

		3,103,511

Multiline Retail 0.4%
Big Lots, Inc.	12,953	499,209
Burlington Stores, Inc.*	19,737	846,717
Fred’s, Inc., Class A (a)	9,854	161,310
Ollie’s Bargain Outlet Holdings, Inc.* (a)	2,668	45,383
Tuesday Morning Corp.* (a)	12,034	78,221

		1,630,840

Multi-Utilities 0.4%
Avista Corp.	16,300	576,531
Black Hills Corp. (a)	13,036	605,261
NorthWestern Corp. (a)	12,270	665,648

		1,847,440

Oil, Gas & Consumable Fuels 1.8%
Abraxas Petroleum Corp.*	24,243	25,698
Adams Resources & Energy, Inc.	528	20,275
Alon USA Energy, Inc.	8,074	119,818
Approach Resources, Inc.* (a)	9,053	16,658
Ardmore Shipping Corp.	4,916	62,532
Bill Barrett Corp.*	13,699	53,837
Bonanza Creek Energy, Inc.* (a)	13,020	68,615
Callon Petroleum Co.*	20,228	168,702
Carrizo Oil & Gas, Inc.* (a)	15,305	452,722
Clayton Williams Energy, Inc.* (a)	1,592	47,075
Clean Energy Fuels Corp.* (a)	18,522	66,679
Cloud Peak Energy, Inc.* (a)	15,160	31,533
Contango Oil & Gas Co.*	4,189	26,851
Delek US Holdings, Inc.	15,088	371,165
DHT Holdings, Inc.	23,846	192,914
Dorian LPG Ltd.*	6,602	77,706
Earthstone Energy, Inc.* (a)	262	3,487

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Eclipse Resources Corp.* (a)	11,836	$21,542
Energy Fuels, Inc.* (a)	10,419	30,736
Energy XXI Ltd. (a)	22,992	23,222
Erin Energy Corp.* (a)	3,358	10,746
Evolution Petroleum Corp. (a)	5,909	28,422
EXCO Resources, Inc.* (a)	39,752	49,292
Frontline Ltd. (a)	61,321	183,350
GasLog Ltd. (a)	10,827	89,864
Gastar Exploration, Inc.* (a)	20,156	26,404
Gener8 Maritime, Inc.*	4,388	41,467
Green Plains, Inc.	10,063	230,443
Halcon Resources Corp.* (a)	18,269	23,019
Hallador Energy Co.	2,591	11,815
Isramco, Inc.* (a)	232	20,720
Jones Energy, Inc., Class A* (a)	7,157	27,554
Matador Resources Co.* (a)	19,191	379,406
Navios Maritime Acquisition Corp.	22,206	66,840
Nordic American Tankers Ltd. (a)	23,354	362,921
Northern Oil and Gas, Inc.* (a)	16,804	64,863
Oasis Petroleum, Inc.* (a)	36,604	269,771
Pacific Ethanol, Inc.* (a)	8,334	39,837
Panhandle Oil and Gas, Inc., Class A	4,465	72,154
Par Pacific Holdings, Inc.*	4,309	101,434
Parsley Energy, Inc., Class A*	24,221	446,877
PDC Energy, Inc.* (a)	10,487	559,796
Peabody Energy Corp. (a)	4,815	36,979
Penn Virginia Corp.* (a)	18,277	5,490
Renewable Energy Group, Inc.*	11,467	106,528
REX American Resources Corp.* (a)	1,500	81,105
Rex Energy Corp.* (a)	11,734	12,321
Ring Energy, Inc.*	6,318	44,542
RSP Permian, Inc.* (a)	17,212	419,801
Sanchez Energy Corp.* (a)	13,380	57,668
SandRidge Energy, Inc.* (a)	107,351	21,470
Scorpio Tankers, Inc.	46,998	376,924
SemGroup Corp., Class A	11,601	334,805
Ship Finance International Ltd. (a)	15,508	256,968
Solazyme, Inc.* (a)	19,886	49,317
Stone Energy Corp.* (a)	14,871	63,797
Synergy Resources Corp.* (a)	27,387	233,337
Teekay Tankers Ltd., Class A	25,263	173,809
TransAtlantic Petroleum Ltd.*	5,928	8,240
Triangle Petroleum Corp.* (a)	11,761	9,056
Ultra Petroleum Corp.* (a)	40,975	102,437
Uranium Energy Corp.* (a)	22,785	24,152
W&T Offshore, Inc.* (a)	9,157	21,153
Western Refining, Inc. (a)	18,624	663,387
Westmoreland Coal Co.* (a)	4,436	26,084

		8,118,132

Paper & Forest Products 0.6%
Boise Cascade Co.*	10,402	265,563
Clearwater Paper Corp.*	4,573	208,209

24

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products (continued)
Deltic Timber Corp.	2,891	$170,193
KapStone Paper and Packaging Corp.	22,316	504,119
Louisiana-Pacific Corp.* (a)	37,297	671,719
Neenah Paper, Inc.	4,232	264,204
P.H. Glatfelter Co.	11,139	205,403
Schweitzer-Mauduit International, Inc.	7,979	335,038
Wausau Paper Corp.	10,406	106,453

		2,730,901

Personal Products 0.2%
Elizabeth Arden, Inc.* (a)	6,427	63,627
Inter Parfums, Inc.	4,483	106,785
Medifast, Inc.	3,005	91,292
Natural Health Trends Corp. (a)	2,130	71,419
Nature’s Sunshine Products, Inc.	2,743	27,759
Nutraceutical International Corp.*	2,112	54,532
Revlon, Inc., Class A*	3,099	86,276
Synutra International, Inc.* (a)	5,251	24,732
USANA Health Sciences, Inc.* (a)	1,489	190,220

		716,642

Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc.*	1,446	38,955
Aerie Pharmaceuticals, Inc.* (a)	5,381	131,027
Agile Therapeutics, Inc.* (a)	2,527	24,664
Alimera Sciences, Inc.*	7,519	18,196
Amphastar Pharmaceuticals, Inc.* (a)	8,328	118,507
ANI Pharmaceuticals, Inc.* (a)	2,129	96,071
Aratana Therapeutics, Inc.* (a)	7,967	44,456
Assembly Biosciences, Inc.* (a)	3,512	26,375
BioDelivery Sciences International, Inc.* (a)	12,685	60,761
Carbylan Therapeutics, Inc.* (a)	3,019	10,929
Catalent, Inc.*	21,925	548,783
Cempra, Inc.* (a)	8,391	261,212
Collegium Pharmaceutical, Inc.*	1,645	45,238
Corcept Therapeutics, Inc.* (a)	16,785	83,589
Corium International, Inc.*	2,802	22,752
Depomed, Inc.* (a)	14,813	268,560
Dermira, Inc.*	4,007	138,682
Durect Corp.* (a)	27,816	61,473
Endocyte, Inc.* (a)	9,819	39,374
Flex Pharma, Inc.* (a)	1,347	16,770
Foamix Pharmaceuticals Ltd.*	5,593	45,359
Heska Corp.*	1,602	61,965
Impax Laboratories, Inc.*	18,791	803,503
Intersect ENT, Inc.*	4,249	95,603
Intra-Cellular Therapies, Inc.*	6,993	376,153
Lannett Co., Inc.* (a)	6,983	280,158
Medicines Co. (The)*	17,147	640,269
MyoKardia, Inc.*	1,529	22,415
Nektar Therapeutics* (a)	34,637	583,633
Neos Therapeutics, Inc.*	1,470	21,050
Ocular Therapeutix, Inc.*	3,894	36,487
Omeros Corp.* (a)	9,858	155,066

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Pacira Pharmaceuticals, Inc.* (a)	9,491	$728,814
Paratek Pharmaceuticals, Inc.* (a)	3,010	57,100
Pernix Therapeutics Holdings, Inc.* (a)	10,881	32,099
Phibro Animal Health Corp., Class A	4,627	139,412
POZEN, Inc.* (a)	7,285	49,757
Prestige Brands Holdings, Inc.*	13,701	705,327
Relypsa, Inc.* (a)	8,402	238,113
Revance Therapeutics, Inc.* (a)	4,688	160,142
Sagent Pharmaceuticals, Inc.*	6,000	95,460
SciClone Pharmaceuticals, Inc.*	13,278	122,158
Sucampo Pharmaceuticals, Inc., Class A*	6,484	112,108
Supernus Pharmaceuticals, Inc.*	9,109	122,425
Teligent, Inc.* (a)	11,151	99,244
Tetraphase Pharmaceuticals, Inc.* (a)	9,721	97,502
TherapeuticsMD, Inc.* (a)	33,505	347,447
Theravance Biopharma, Inc.* (a)	7,358	120,598
Theravance, Inc. (a)	21,908	230,910
VIVUS, Inc.* (a)	25,799	26,315
XenoPort, Inc.* (a)	15,809	86,791
Zogenix, Inc.* (a)	6,383	94,086
Zynerba Pharmaceuticals, Inc.* (a)	838	8,439

		8,852,282

Professional Services 1.4%
Acacia Research Corp.	13,289	57,010
Advisory Board Co. (The)* (a)	10,991	545,263
Barrett Business Services, Inc.	1,876	81,681
CBIZ, Inc.*	12,895	127,145
CDI Corp.	3,664	24,769
CEB, Inc.	8,807	540,662
CRA International, Inc.*	2,376	44,312
Exponent, Inc.	6,865	342,907
Franklin Covey Co.*	3,130	52,396
FTI Consulting, Inc.*	10,975	380,393
GP Strategies Corp.*	3,541	88,914
Heidrick & Struggles International, Inc.	4,881	132,861
Hill International, Inc.*	9,162	35,549
Huron Consulting Group, Inc.*	6,119	363,469
ICF International, Inc.*	5,104	181,498
Insperity, Inc.	5,105	245,806
Kelly Services, Inc., Class A	7,680	124,032
Kforce, Inc.	6,360	160,781
Korn/Ferry International	13,200	437,976
Mistras Group, Inc.*	4,339	82,832
Navigant Consulting, Inc.*	12,854	206,435
On Assignment, Inc.*	13,537	608,488
Pendrell Corp.* (a)	39,975	20,031
Resources Connection, Inc.	10,084	164,773
RPX Corp.*	14,568	160,248
TriNet Group, Inc.*	10,929	211,476
TrueBlue, Inc.*	11,025	284,004
Volt Information Sciences, Inc.*	2,230	18,152

25

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
VSE Corp.	1,142	$71,010
WageWorks, Inc.*	9,382	425,661

		6,220,534

Real Estate Investment Trusts (REITs) 8.7%
Acadia Realty Trust	17,893	593,153
AG Mortgage Investment Trust, Inc.	7,667	98,444
Agree Realty Corp.	4,550	154,654
Alexander’s, Inc.	543	208,572
Altisource Residential Corp.	14,741	182,936
American Assets Trust, Inc.	9,710	372,378
American Capital Mortgage Investment Corp.	13,582	189,605
American Residential Properties, Inc.	8,419	159,119
Anworth Mortgage Asset Corp.	27,665	120,343
Apollo Commercial Real Estate Finance, Inc.	15,325	264,050
Apollo Residential Mortgage, Inc.	8,403	100,416
Ares Commercial Real Estate Corp.	7,201	82,379
Armada Hoffler Properties, Inc.	6,626	69,440
ARMOUR Residential REIT, Inc.	10,301	224,150
Ashford Hospitality Prime, Inc.	7,601	110,214
Ashford Hospitality Trust, Inc.	21,466	135,450
Bluerock Residential Growth REIT, Inc.	4,995	59,191
Campus Crest Communities, Inc.*	17,642	119,966
Capstead Mortgage Corp.	25,073	219,138
CareTrust REIT, Inc.	12,418	135,977
CatchMark Timber Trust, Inc., Class A	10,328	116,810
Cedar Realty Trust, Inc.	22,899	162,125
Chatham Lodging Trust	10,190	208,691
Chesapeake Lodging Trust	15,682	394,559
Colony Capital, Inc., Class A	29,245	569,693
CorEnergy Infrastructure Trust, Inc.	3,114	46,215
CoreSite Realty Corp.	6,406	363,348
Cousins Properties, Inc.	56,970	537,227
CubeSmart	43,368	1,327,928
CyrusOne, Inc.	17,427	652,641
CYS Investments, Inc.	41,035	292,580
DCT Industrial Trust, Inc.	23,178	866,162
DiamondRock Hospitality Co.	52,565	507,252
DuPont Fabros Technology, Inc.	16,490	524,217
Dynex Capital, Inc.	12,762	81,039
Easterly Government Properties, Inc.	3,458	59,408
EastGroup Properties, Inc.	8,453	470,071
Education Realty Trust, Inc.	14,349	543,540
EPR Properties	14,874	869,385
Equity One, Inc.	19,003	515,931
FelCor Lodging Trust, Inc.	38,007	277,451
First Industrial Realty Trust, Inc.	28,948	640,619
First Potomac Realty Trust	15,120	172,368
Franklin Street Properties Corp.	23,841	246,754
GEO Group, Inc. (The)	19,544	565,017
Getty Realty Corp.	7,030	120,564
Gladstone Commercial Corp.	6,007	87,642
Government Properties Income Trust	17,556	278,614

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Gramercy Property Trust	110,604	$853,866
Great Ajax Corp.	1,042	12,629
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,110	191,281
Hatteras Financial Corp.	25,230	331,774
Healthcare Realty Trust, Inc.	26,246	743,287
Hersha Hospitality Trust	11,824	257,290
Highwoods Properties, Inc.	24,478	1,067,241
Hudson Pacific Properties, Inc.	19,495	548,589
Independence Realty Trust, Inc.	8,494	63,790
InfraREIT, Inc.	5,695	105,357
Inland Real Estate Corp.	23,259	247,011
Invesco Mortgage Capital, Inc.	32,455	402,117
Investors Real Estate Trust	32,416	225,291
iStar, Inc.*	22,764	267,022
Kite Realty Group Trust	21,933	568,723
Ladder Capital Corp., Class A	9,430	117,121
LaSalle Hotel Properties	29,544	743,327
Lexington Realty Trust	53,840	430,720
LTC Properties, Inc.	9,255	399,261
Mack-Cali Realty Corp.	23,348	545,176
Medical Properties Trust, Inc.	61,191	704,308
Monmouth Real Estate Investment Corp.	15,164	158,615
Monogram Residential Trust, Inc.	43,806	427,547
National Health Investors, Inc.	9,811	597,196
National Storage Affiliates Trust	6,009	102,934
New Residential Investment Corp.	60,288	733,102
New Senior Investment Group, Inc.	22,262	219,503
New York Mortgage Trust, Inc.	28,497	151,889
New York REIT, Inc.	42,643	490,395
NexPoint Residential Trust, Inc.	5,028	65,817
One Liberty Properties, Inc.	3,160	67,814
Orchid Island Capital, Inc.	5,949	59,074
Parkway Properties, Inc.	22,401	350,128
Pebblebrook Hotel Trust	18,828	527,561
Pennsylvania Real Estate Investment Trust	18,232	398,734
PennyMac Mortgage Investment Trust	18,640	284,446
Physicians Realty Trust	22,810	384,577
Potlatch Corp.	10,769	325,655
Preferred Apartment Communities, Inc., Class A	5,790	75,733
PS Business Parks, Inc.	5,051	441,609
QTS Realty Trust, Inc., Class A	7,278	328,311
RAIT Financial Trust	23,185	62,600
Ramco-Gershenson Properties Trust	20,965	348,229
Redwood Trust, Inc.	22,289	294,215
Resource Capital Corp. (a)	8,641	110,259
Retail Opportunity Investments Corp.	25,954	464,577
Rexford Industrial Realty, Inc.	14,734	241,048
RLJ Lodging Trust	34,594	748,268
Rouse Properties, Inc.	9,428	137,272
Ryman Hospitality Properties, Inc.	11,328	584,978
Sabra Health Care REIT, Inc.	17,168	347,309

26

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Saul Centers, Inc.	2,510	$128,688
Select Income REIT	16,489	326,812
Silver Bay Realty Trust Corp.	9,484	148,519
Sovran Self Storage, Inc.	9,224	989,827
STAG Industrial, Inc.	17,209	317,506
Starwood Waypoint Residential Trust	10,265	232,400
STORE Capital Corp.	9,617	223,114
Summit Hotel Properties, Inc.	23,165	276,822
Sun Communities, Inc.	12,817	878,349
Sunstone Hotel Investors, Inc.	54,657	682,666
Terreno Realty Corp.	11,433	258,614
UMH Properties, Inc.	5,593	56,601
United Development Funding IV	7,908	86,988
Universal Health Realty Income Trust	3,163	158,182
Urban Edge Properties	23,253	545,283
Urstadt Biddle Properties, Inc., Class A	7,002	134,718
Washington Real Estate Investment Trust	17,912	484,699
Western Asset Mortgage Capital Corp.	11,017	112,594
Whitestone REIT	7,049	84,658
Xenia Hotels & Resorts, Inc.	29,284	448,924

		40,027,966

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	12,859	454,051
Altisource Asset Management Corp.*	228	3,912
Altisource Portfolio Solutions SA*	3,420	95,110
AV Homes, Inc.* (a)	3,390	43,426
Consolidated-Tomoka Land Co.	1,132	59,668
Forestar Group, Inc.* (a)	8,775	95,998
FRP Holdings, Inc.* (a)	1,755	59,565
Kennedy-Wilson Holdings, Inc.	24,373	586,902
Marcus & Millichap, Inc.*	3,593	104,700
RE/MAX Holdings, Inc., Class A	3,126	116,600
RMR Group, Inc. (The), Class A*	481	6,938
St. Joe Co. (The)* (a)	14,043	259,936
Tejon Ranch Co.* (a)	3,645	69,802

		1,956,608

Road & Rail 0.4%
ArcBest Corp.	6,689	143,078
Celadon Group, Inc.	7,089	70,110
Covenant Transportation Group, Inc., Class A*	3,228	60,977
Heartland Express, Inc. (a)	13,224	225,073
Knight Transportation, Inc. (a)	16,354	396,257
Marten Transport Ltd.	6,344	112,289
PAM Transportation Services, Inc.*	769	21,217
Roadrunner Transportation Systems, Inc.*	7,043	66,416
Saia, Inc.*	6,432	143,112
Swift Transportation Co.* (a)	23,131	319,670
Universal Truckload Services, Inc. (a)	2,002	28,108
USA Truck, Inc.*	2,412	42,089
Werner Enterprises, Inc. (a)	11,575	270,739

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
YRC Worldwide, Inc.*	8,704	$123,423

		2,022,558

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	10,706	302,230
Advanced Micro Devices, Inc.* (a)	165,585	475,229
Alpha & Omega Semiconductor Ltd.*	5,016	46,097
Ambarella, Inc.* (a)	8,203	457,235
Amkor Technology, Inc.*	25,570	155,466
Applied Micro Circuits Corp.* (a)	21,493	136,910
Axcelis Technologies, Inc.*	29,004	75,120
Brooks Automation, Inc.	17,898	191,151
Cabot Microelectronics Corp.*	6,490	284,132
Cascade Microtech, Inc.*	3,325	54,031
Cavium, Inc.*	14,473	951,021
CEVA, Inc.*	5,457	127,476
Cirrus Logic, Inc.*	16,572	489,371
Cohu, Inc.	6,582	79,445
Diodes, Inc.*	9,619	221,045
DSP Group, Inc.*	5,765	54,422
Entegris, Inc.*	36,736	487,487
Exar Corp.*	9,823	60,215
Fairchild Semiconductor International, Inc.*	30,499	631,634
FormFactor, Inc.*	15,328	137,952
Inphi Corp.*	10,052	271,605
Integrated Device Technology, Inc.*	38,415	1,012,235
Intersil Corp., Class A	34,489	440,080
IXYS Corp.	6,638	83,838
Kopin Corp.* (a)	17,193	46,765
Lattice Semiconductor Corp.* (a)	30,944	200,208
M/A-COM Technology Solutions Holdings, Inc.*	6,209	253,886
Mattson Technology, Inc.*	18,447	65,118
MaxLinear, Inc., Class A*	13,651	201,079
Microsemi Corp.*	24,859	810,155
MKS Instruments, Inc.	13,965	502,740
Monolithic Power Systems, Inc.	10,322	657,615
Nanometrics, Inc.*	6,413	97,093
NeoPhotonics Corp.*	6,956	75,542
NVE Corp.	1,325	74,438
OmniVision Technologies, Inc.*	15,216	441,568
PDF Solutions, Inc.*	6,780	73,495
Photronics, Inc.*	17,108	212,995
PMC-Sierra, Inc.*	45,700	531,034
Power Integrations, Inc.	7,710	374,937
Rambus, Inc.* (a)	30,345	351,699
Rudolph Technologies, Inc.*	8,502	120,898
Semtech Corp.*	17,489	330,892
Sigma Designs, Inc.*	9,595	60,640
Silicon Laboratories, Inc.*	10,973	532,629
Synaptics, Inc.*	9,528	765,480
Tessera Technologies, Inc.	13,728	411,977
Ultra Clean Holdings, Inc.*	7,743	39,644

27

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Ultratech, Inc.*	7,374	$146,153
Veeco Instruments, Inc.*	10,716	220,321
Xcerra Corp.*	13,929	84,270

		14,908,698

Software 4.5%
A10 Networks, Inc.*	9,231	60,555
ACI Worldwide, Inc.*	30,560	653,984
American Software, Inc., Class A	6,500	66,170
Aspen Technology, Inc.* (a)	22,347	843,823
AVG Technologies NV*	10,817	216,881
Barracuda Networks, Inc.*	2,069	38,649
Blackbaud, Inc. (a)	12,269	808,036
Bottomline Technologies de, Inc.* (a)	10,798	321,025
BroadSoft, Inc.* (a)	7,657	270,752
Callidus Software, Inc.*	14,548	270,156
Code Rebel Corp.* (a)	255	683
CommVault Systems, Inc.*	11,873	467,203
Digimarc Corp.* (a)	2,099	76,634
Digital Turbine, Inc.* (a)	16,548	22,009
Ebix, Inc. (a)	7,088	232,416
Ellie Mae, Inc.* (a)	7,691	463,229
EnerNOC, Inc.* (a)	6,632	25,533
Epiq Systems, Inc.	8,677	113,408
Fair Isaac Corp.	8,145	767,096
Fleetmatics Group PLC* (a)	10,010	508,408
Gigamon, Inc.*	7,079	188,089
Globant SA* (a)	3,958	148,465
Glu Mobile, Inc.*	31,232	75,894
Guidance Software, Inc.* (a)	4,727	28,457
Guidewire Software, Inc.*	18,203	1,095,092
HubSpot, Inc.*	4,950	278,734
Imperva, Inc.* (a)	6,960	440,638
Infoblox, Inc.*	15,512	285,266
Interactive Intelligence Group, Inc.*	4,458	140,070
Jive Software, Inc.*	12,248	49,972
Manhattan Associates, Inc.*	19,105	1,264,178
Mentor Graphics Corp.	26,109	480,928
MicroStrategy, Inc., Class A*	2,435	436,571
MobileIron, Inc.*	9,567	34,537
Model N, Inc.*	5,795	64,672
Monotype Imaging Holdings, Inc.	10,522	248,740
Park City Group, Inc.* (a)	2,506	29,846
Paycom Software, Inc.*	8,250	310,447
Paylocity Holding Corp.*	4,078	165,363
Pegasystems, Inc.	9,389	258,197
Progress Software Corp.*	13,310	319,440
Proofpoint, Inc.*	10,329	671,488
PROS Holdings, Inc.* (a)	6,176	142,295
QAD, Inc., Class A	2,776	56,964
Qlik Technologies, Inc.*	23,947	758,162
Qualys, Inc.*	6,552	216,806
Rapid7, Inc.* (a)	2,086	31,561

Common Stocks (continued)

	Shares	Market Value

Software (continued)
RealPage, Inc.*	13,913	$312,347
RingCentral, Inc., Class A*	14,138	333,374
Rovi Corp.*	21,605	359,939
Rubicon Project, Inc. (The)*	6,882	113,209
Sapiens International Corp. NV	5,971	60,904
Seachange International, Inc.*	8,662	58,382
Silver Spring Networks, Inc.*	9,713	139,964
Synchronoss Technologies, Inc.*	10,197	359,240
Take-Two Interactive Software, Inc.* (a)	21,923	763,797
Tangoe, Inc.*	9,789	82,130
TeleCommunication Systems, Inc., Class A*	12,621	62,726
Telenav, Inc.*	7,122	40,524
TiVo, Inc.*	25,663	221,472
TubeMogul, Inc.* (a)	3,783	51,449
Tyler Technologies, Inc.*	8,725	1,520,942
Varonis Systems, Inc.*	2,225	41,830
VASCO Data Security International, Inc.* (a)	7,764	129,892
Verint Systems, Inc.*	16,077	652,083
VirnetX Holding Corp.* (a)	11,315	29,080
Workiva, Inc.* (a)	1,966	34,543
Xura, Inc.*	6,016	147,873
Zendesk, Inc.*	14,158	374,338
Zix Corp.*	14,490	73,609

		20,411,169

Specialty Retail 2.6%
Abercrombie & Fitch Co., Class A (a)	18,274	493,398
American Eagle Outfitters, Inc. (a)	51,084	791,802
America’s Car-Mart, Inc.* (a)	2,134	56,956
Asbury Automotive Group, Inc.*	6,560	442,406
Ascena Retail Group, Inc.* (a)	44,978	443,033
Barnes & Noble Education, Inc.*	8,498	84,555
Barnes & Noble, Inc.	13,034	113,526
bebe stores, inc. (a)	8,106	4,580
Big 5 Sporting Goods Corp.	4,509	45,045
Boot Barn Holdings, Inc.* (a)	2,968	36,477
Buckle, Inc. (The) (a)	7,469	229,896
Build-A-Bear Workshop, Inc.*	3,543	43,366
Caleres, Inc.	11,461	307,384
Cato Corp. (The), Class A	6,918	254,721
Chico’s FAS, Inc.	37,560	400,765
Children’s Place, Inc. (The)	5,412	298,742
Christopher & Banks Corp.* (a)	9,570	15,790
Citi Trends, Inc.	4,166	88,527
Conn’s, Inc.* (a)	6,291	147,650
Container Store Group, Inc. (The)* (a)	3,978	32,620
Destination XL Group, Inc.*	9,136	50,431
Express, Inc.*	22,145	382,666
Finish Line, Inc. (The), Class A	12,214	220,829
Five Below, Inc.* (a)	14,311	459,383
Francesca’s Holdings Corp.*	10,971	191,005
Genesco, Inc.* (a)	6,319	359,109
Group 1 Automotive, Inc.	6,109	462,451

28

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Guess?, Inc. (a)	16,228	$306,385
Haverty Furniture Cos., Inc.	5,383	115,412
Hibbett Sports, Inc.* (a)	5,879	177,781
Kirkland’s, Inc.	4,499	65,236
Lithia Motors, Inc., Class A	5,941	633,726
Lumber Liquidators Holdings, Inc.* (a)	7,040	122,214
MarineMax, Inc.* (a)	6,496	119,656
Mattress Firm Holding Corp.* (a)	5,409	241,404
Men’s Wearhouse, Inc. (The)	12,692	186,319
Monro Muffler Brake, Inc.	8,316	550,686
Outerwall, Inc. (a)	4,440	162,238
Party City Holdco, Inc.*	6,815	87,982
Pep Boys-Manny, Moe & Jack (The)*	13,871	255,365
Pier 1 Imports, Inc. (a)	23,207	118,124
Rent-A-Center, Inc. (a)	13,984	209,340
Restoration Hardware Holdings, Inc.*	8,732	693,757
Select Comfort Corp.*	13,732	294,002
Shoe Carnival, Inc.	3,733	86,606
Sonic Automotive, Inc., Class A	8,756	199,287
Sportsman’s Warehouse Holdings, Inc.*	4,429	57,134
Stage Stores, Inc. (a)	7,986	72,752
Stein Mart, Inc.	7,225	48,624
Systemax, Inc.*	2,959	25,447
Tile Shop Holdings, Inc.* (a)	7,214	118,310
Tilly’s, Inc., Class A*	2,796	18,537
Vitamin Shoppe, Inc.* (a)	7,857	256,924
West Marine, Inc.*	4,594	39,003
Winmark Corp.	554	51,528
Zumiez, Inc.* (a)	5,144	77,777

		11,848,669

Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.* (a)	8,011	58,400
CPI Card Group, Inc.* (a)	4,244	45,241
Cray, Inc.*	10,731	348,221
Diebold, Inc. (a)	16,997	511,440
Eastman Kodak Co.* (a)	4,380	54,925
Electronics For Imaging, Inc.*	12,287	574,294
Imation Corp.*	8,181	11,208
Immersion Corp.*	7,545	87,975
Nimble Storage, Inc.* (a)	12,989	119,499
Pure Storage, Inc., Class A* (a)	7,456	116,090
QLogic Corp.*	22,958	280,087
Quantum Corp.*	54,103	50,316
Silicon Graphics International Corp.*	9,052	53,407
Stratasys Ltd.* (a)	13,305	312,401
Super Micro Computer, Inc.* (a)	9,726	238,384
Violin Memory, Inc.* (a)	22,746	20,474

		2,882,362

Textiles, Apparel & Luxury Goods 0.8%
Cherokee, Inc.*	2,065	35,621
Columbia Sportswear Co.	7,483	364,871

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc.*	20,317	$208,046
Culp, Inc.	2,790	71,061
Deckers Outdoor Corp.* (a)	8,573	404,646
G-III Apparel Group Ltd.*	10,433	461,765
Iconix Brand Group, Inc.* (a)	12,257	83,715
Movado Group, Inc.	4,311	110,836
Oxford Industries, Inc.	3,837	244,877
Perry Ellis International, Inc.*	3,147	57,968
Sequential Brands Group, Inc.*	9,147	72,353
Steven Madden Ltd.* (a)	14,727	445,050
Superior Uniform Group, Inc.	1,741	29,562
Tumi Holdings, Inc.*	14,799	246,107
Unifi, Inc.*	3,936	110,799
Vera Bradley, Inc.*	5,314	83,749
Vince Holding Corp.* (a)	3,805	17,427
Wolverine World Wide, Inc. (a)	27,075	452,423

		3,500,876

Thrifts & Mortgage Finance 2.0%
Anchor BanCorp Wisconsin, Inc.*	2,003	87,171
Astoria Financial Corp.	23,524	372,855
Bank Mutual Corp.	12,056	94,037
BankFinancial Corp.	5,013	63,314
BBX Capital Corp., Class A* (a)	705	11,033
Bear State Financial, Inc.* (a)	3,684	39,898
Beneficial Bancorp, Inc.*	21,725	289,377
BofI Holding, Inc.* (a)	16,073	338,337
Brookline Bancorp, Inc.	18,353	211,059
Capitol Federal Financial, Inc.	36,612	459,847
Charter Financial Corp.	4,537	59,934
Clifton Bancorp, Inc.	6,911	99,104
Dime Community Bancshares, Inc.	8,199	143,401
Essent Group Ltd.*	14,590	319,375
EverBank Financial Corp.	25,319	404,598
Federal Agricultural Mortgage Corp., Class C	2,759	87,102
First Defiance Financial Corp.	2,489	94,034
Flagstar Bancorp, Inc.*	5,319	122,922
Fox Chase Bancorp, Inc.	2,876	58,354
Hingham Institution for Savings (a)	342	40,972
HomeStreet, Inc.*	5,874	127,525
Impac Mortgage Holdings, Inc.* (a)	2,151	38,718
Kearny Financial Corp./MD	24,549	311,036
LendingTree, Inc.* (a)	1,586	141,598
Meridian Bancorp, Inc.	13,486	190,153
Meta Financial Group, Inc.	1,978	90,850
MGIC Investment Corp.* (a)	89,016	786,011
Nationstar Mortgage Holdings, Inc.* (a)	10,473	140,024
NMI Holdings, Inc., Class A*	13,777	93,270
Northfield Bancorp, Inc. (a)	12,276	195,434
Northwest Bancshares, Inc. (a)	26,421	353,777
OceanFirst Financial Corp.	3,598	72,068
Ocwen Financial Corp.* (a)	28,668	199,816
Oritani Financial Corp.	11,449	188,908

29

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
PennyMac Financial Services, Inc., Class A*	3,934	$60,426
PHH Corp.*	13,176	213,451
Provident Financial Services, Inc.	17,116	344,887
Radian Group, Inc.	50,182	671,937
Stonegate Mortgage Corp.* (a)	3,790	20,655
Territorial Bancorp, Inc.	2,299	63,774
TrustCo Bank Corp. NY	25,205	154,759
United Community Financial Corp.	12,262	72,346
United Financial Bancorp, Inc.	13,022	167,723
Walker & Dunlop, Inc.*	6,925	199,509
Washington Federal, Inc.	24,685	588,244
Waterstone Financial, Inc. (a)	6,843	96,486
WSFS Financial Corp.	8,051	260,530

		9,240,639

Tobacco 0.2%
Universal Corp. (a)	5,932	332,667
Vector Group Ltd. (a)	22,436	529,265

		861,932

Trading Companies & Distributors 0.7%
Aircastle Ltd.	16,334	341,217
Applied Industrial Technologies, Inc. (a)	10,526	426,198
Beacon Roofing Supply, Inc.* (a)	12,997	535,217
BMC Stock Holdings, Inc.* (a)	9,437	158,070
CAI International, Inc.*	4,330	43,646
DXP Enterprises, Inc.*	3,386	77,201
H&E Equipment Services, Inc.	8,046	140,644
Kaman Corp.	7,151	291,832
Lawson Products, Inc.*	1,523	35,562
MRC Global, Inc.*	27,165	350,429
Neff Corp., Class A*	2,820	21,601
Real Industry, Inc.* (a)	6,085	48,863
Rush Enterprises, Inc., Class A*	9,387	205,481
TAL International Group, Inc.*	8,583	136,470
Textainer Group Holdings Ltd. (a)	5,749	81,118
Titan Machinery, Inc.* (a)	4,581	50,070
Univar, Inc.*	10,631	180,833
Veritiv Corp.* (a)	2,143	77,620

		3,202,072

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,853	189,760

Water Utilities 0.3%
American States Water Co.	9,829	412,327
Artesian Resources Corp., Class A	2,024	56,065
California Water Service Group	12,593	293,039
Connecticut Water Service, Inc.	2,844	108,100
Consolidated Water Co., Ltd. (a)	4,111	50,319
Middlesex Water Co.	4,296	114,016
SJW Corp.	4,188	124,174
York Water Co. (The) (a)	3,163	78,885

		1,236,925

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	9,052	$59,924
NTELOS Holdings Corp.*	4,407	40,280
Shenandoah Telecommunications Co.	6,341	272,980
Spok Holdings, Inc.	5,862	107,392

		480,576

Total Common Stocks (cost $375,699,313)		439,671,977

Right 0.0%†

	Number of Rights

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.* (b)	16,402	41,333

Total Right (cost $—)		41,333

Warrant 0.0%†

	Number of Warrants

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16* (a)(b)	5,351	0

Total Warrant (cost $—)		0

Repurchase Agreements 11.2%

	Principal Amount

Citigroup Global Markets, Inc., Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $18,065,805, collateralized by U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $18,360,033. (c)(d)(e)	$18,000,000	18,000,000
Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $3,000,491, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $3,060,001. (c)(d)(f)	3,000,000	3,000,000

30

Statement of Investments (Continued)

December 31, 2015

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $2,196,853, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $2,240,710. (c)(d)	$2,196,775	$2,196,775
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $3,325,486, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $3,391,868. (c)(d)	3,325,361	3,325,361
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $15,000,963, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $15,300,000. (c)(d)	15,000,000	15,000,000
Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (c)(d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $51,522,136)		51,522,136

Total Investments (cost $427,221,449) (g) — 107.2%		491,235,446
Liabilities in excess of other assets — (7.2%)		(33,134,292)

NET ASSETS — 100.0%		$458,101,154

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $79,888,914. which was collateralized by repurchase agreements with a total value of $51,522,136 and $31,743,650 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 01/07/16 - 11/15/45, a total value of $83,265,786.

(b)	Fair valued security.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $51,522,136.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	The repurchase agreement has a daily put feature.

(f)	Illiquid security.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
154	Russell 2000 Mini Future	03/18/16	$17,425,100	$(97,568)

At December 31, 2015, the Fund had $815,400 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

31

Statement of Assets and Liabilities

December 31, 2015

NVIT Small Cap Index Fund
Assets:
Investments, at value* (cost $375,699,313)	$439,713,310
Repurchase agreements, at value (cost $51,522,136)	51,522,136

Total Investments, at value (total cost $427,221,449)	491,235,446

Cash	16,337,520
Deposits with broker for futures contracts	815,400
Dividends receivable	663,279
Security lending income receivable	107,275
Receivable for investments sold	46,414
Receivable for capital shares issued	772,850
Prepaid expenses	1,011

Total Assets	509,979,195

Liabilities:
Payable for investments purchased	18,435
Payable for capital shares redeemed	3,260
Payable for variation margin on futures contracts	176,771
Payable upon return of securities loaned (Note 2)	51,522,136
Accrued expenses and other payables:
Investment advisory fees	74,412
Fund administration fees	15,029
Distribution fees	9,763
Administrative servicing fees	2,036
Accounting and transfer agent fees	1,567
Custodian fees	2,468
Compliance program costs (Note 3)	508
Professional fees	17,975
Printing fees	9,024
Other	24,657

Total Liabilities	51,878,041

Net Assets	$458,101,154

Represented by:
Capital	$337,928,686
Accumulated undistributed net investment income	656,642
Accumulated net realized gains from investments and futures transactions	55,599,397
Net unrealized appreciation/(depreciation) from investments	64,013,997
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(97,568)

Net Assets	$458,101,154

Net Assets:
Class II Shares	$46,201,177
Class Y Shares	411,899,977

Total	$458,101,154

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	3,866,192
Class Y Shares	34,363,564

Total	38,229,756

*	Includes value of securities on loan of $79,888,914 (Note 2).

32

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Small Cap Index Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.95
Class Y Shares	$11.99

The accompanying notes are an integral part of these financial statements.

33

Statement of Operations

For the Year Ended December 31, 2015

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$6,611,709
Income from securities lending (Note 2)	1,341,018
Interest income	27,039
Foreign tax withholding	(2,720)

Total Income	7,977,046

EXPENSES:
Investment advisory fees	949,150
Fund administration fees	185,806
Distribution fees Class II Shares	99,734
Administrative servicing fees Class II Shares	59,441
Professional fees	45,591
Printing fees	20,858
Trustee fees	13,925
Custodian fees	19,406
Accounting and transfer agent fees	9,478
Compliance program costs (Note 3)	2,097
Miscellaneous fee	114,909
Other	6,028

Total expenses before fees waived	1,526,423

Administrative servicing fees waived – Class II (Note 3)	(27,925)

Net Expenses	1,498,498

NET INVESTMENT INCOME	6,478,548

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	64,168,603
Net realized gains from futures transactions (Note 2)	457,782

Net realized gains from investments and futures transactions	64,626,385

Net change in unrealized appreciation/(depreciation) from investments	(87,327,368)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(99,000)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(87,426,368)

Net realized/unrealized losses from investments and futures transactions	(22,799,983)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,321,435)

The accompanying notes are an integral part of these financial statements.

34

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$6,478,548	$6,390,913
Net realized gains from investments and futures transactions	64,626,385	38,551,921
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(87,426,368)	(17,028,334)

Change in net assets resulting from operations	(16,321,435)	27,914,500

Distributions to Shareholders From:
Net investment income:
Class II	(514,489)	(221,409)
Class Y	(5,803,593)	(5,792,031)
Net realized gains:
Class II	(3,488,604)	(947,674)
Class Y	(33,529,984)	(23,941,832)

Change in net assets from shareholder distributions	(43,336,670)	(30,902,946)

Change in net assets from capital transactions	(36,780,371)	29,590,429

Change in net assets	(96,438,476)	26,601,983

Net Assets:
Beginning of year	554,539,630	527,937,647

End of year	$458,101,154	$554,539,630

Accumulated undistributed net investment income at end of year	$656,642	$616,004

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$27,901,136	$17,361,629
Dividends reinvested	4,003,093	1,169,083
Cost of shares redeemed	(6,044,143)	(2,276,023)

Total Class II Shares	25,860,086	16,254,689

Class Y Shares
Proceeds from shares issued	31,327,424	58,678,975
Dividends reinvested	39,333,577	29,733,863
Cost of shares redeemed	(133,301,458)	(75,077,098)

Total Class Y Shares	(62,640,457)	13,335,740

Change in net assets from capital transactions	$(36,780,371)	$29,590,429

SHARE TRANSACTIONS:
Class II Shares
Issued	2,054,239	1,267,068
Reinvested	330,310	86,744
Redeemed	(470,880)	(167,474)

Total Class II Shares	1,913,669	1,186,338

Class Y Shares
Issued	2,347,653	4,310,850
Reinvested	3,231,665	2,199,958
Redeemed	(9,180,315)	(5,428,427)

Total Class Y Shares	(3,600,997)	1,082,381

Total change in shares	(1,687,328)	2,268,719

The accompanying notes are an integral part of these financial statements.

35

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2015 (e)	$13.86	0.14	(0.81)	(0.67)	(0.14)	(1.10)	(1.24)	$11.95	(4.88%	)	$46,201,177	0.60%	1.03%	0.67%	21.66%
Year Ended December 31, 2014 (e)	$14.01	0.13	0.48	0.61	(0.12)	(0.64)	(0.76)	$13.86	4.55%		$27,068,648	0.60%	0.93%	0.67%	20.63%
Period Ended December 31, 2013 (e)(f)	$11.20	0.11	2.88	2.99	(0.18)	–	(0.18)	$14.01	26.80%		$10,733,829	0.57%	1.28%	0.64%	14.32%

Class Y Shares
Year Ended December 31, 2015 (e)	$13.89	0.18	(0.81)	(0.63)	(0.17)	(1.10)	(1.27)	$11.99	(4.54%	)	$411,899,977	0.27%	1.32%	0.27%	21.66%
Year Ended December 31, 2014 (e)	$14.02	0.17	0.49	0.66	(0.15)	(0.64)	(0.79)	$13.89	4.92%		$527,470,982	0.27%	1.20%	0.27%	20.63%
Year Ended December 31, 2013 (e)	$10.25	0.17	3.79	3.96	(0.19)	–	(0.19)	$14.02	38.75%		$517,203,818	0.26%	1.36%	0.26%	14.32%
Year Ended December 31, 2012 (e)	$8.95	0.19	1.28	1.47	(0.17)	–	(0.17)	$10.25	16.46%		$432,970,994	0.26%	1.93%	0.26%	15.42%
Year Ended December 31, 2011 (e)	$9.43	0.11	(0.50)	(0.39)	(0.09)	–	(0.09)	$8.95	(4.15%	)	$399,080,567	0.25%	1.16%	0.27%	29.80%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

36

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds.

The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

37

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

38

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,365,094	$—	$—	$6,365,094
Air Freight & Logistics	2,024,162	—	—	2,024,162
Airlines	1,576,102	—	—	1,576,102
Auto Components	4,735,909	—	—	4,735,909
Automobiles	141,051	—	—	141,051
Banks	40,779,460	—	—	40,779,460
Beverages	942,776	—	—	942,776
Biotechnology	28,897,611	—	—	28,897,611
Building Products	4,069,656	—	—	4,069,656
Capital Markets	6,176,691	—	—	6,176,691
Chemicals	7,613,940	—	—	7,613,940
Commercial Services & Supplies	8,974,610	—	—	8,974,610
Communications Equipment	7,055,889	—	—	7,055,889
Construction & Engineering	3,500,235	—	—	3,500,235
Construction Materials	719,864	—	—	719,864
Consumer Finance	1,755,526	—	—	1,755,526
Containers & Packaging	1,632,026	—	—	1,632,026
Distributors	1,496,010	—	—	1,496,010
Diversified Consumer Services	4,768,468	—	—	4,768,468
Diversified Financial Services	1,644,286	—	—	1,644,286
Diversified Telecommunication Services	3,207,252	—	—	3,207,252
Electric Utilities	5,437,321	—	—	5,437,321
Electrical Equipment	2,966,713	—	—	2,966,713
Electronic Equipment, Instruments & Components	11,726,646	—	—	11,726,646
Energy Equipment & Services	3,697,063	—	—	3,697,063
Food & Staples Retailing	4,011,203	—	—	4,011,203
Food Products	7,526,424	—	—	7,526,424
Gas Utilities	5,721,698	—	—	5,721,698
Health Care Equipment & Supplies	17,442,269	—	—	17,442,269
Health Care Providers & Services	11,904,938	—	—	11,904,938
Health Care Technology	2,563,386	—	—	2,563,386
Hotels, Restaurants & Leisure	14,499,154	—	—	14,499,154
Household Durables	5,615,097	—	—	5,615,097
Household Products	925,883	—	—	925,883
Independent Power and Renewable Electricity Producers	2,027,165	—	—	2,027,165
Industrial Conglomerates	156,234	—	—	156,234
Information Technology Services	11,392,961	—	13,756	11,406,717
Insurance	11,159,647	—	—	11,159,647
Internet & Catalog Retail	2,460,143	—	—	2,460,143
Internet Software & Services	10,723,023	—	—	10,723,023
Leisure Products	1,351,559	—	—	1,351,559
Life Sciences Tools & Services	2,998,509	—	—	2,998,509
Machinery	11,574,500	—	—	11,574,500
Marine	636,292	—	—	636,292
Media	7,072,683	—	—	7,072,683
Metals & Mining	3,103,511	—	—	3,103,511
Multiline Retail	1,630,840	—	—	1,630,840
Multi-Utilities	1,847,440	—	—	1,847,440
Oil, Gas & Consumable Fuels	8,118,132	—	—	8,118,132
Paper & Forest Products	2,730,901	—	—	2,730,901

39

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Personal Products	$716,642	$—	$—	$716,642
Pharmaceuticals	8,852,282	—	—	8,852,282
Professional Services	6,220,534	—	—	6,220,534
Real Estate Investment Trusts (REITs)	40,027,966	—	—	40,027,966
Real Estate Management & Development	1,956,608	—	—	1,956,608
Road & Rail	2,022,558	—	—	2,022,558
Semiconductors & Semiconductor Equipment	14,908,698	—	—	14,908,698
Software	20,411,169	—	—	20,411,169
Specialty Retail	11,848,669	—	—	11,848,669
Technology Hardware, Storage & Peripherals	2,882,362	—	—	2,882,362
Textiles, Apparel & Luxury Goods	3,500,876	—	—	3,500,876
Thrifts & Mortgage Finance	9,240,639	—	—	9,240,639
Tobacco	861,932	—	—	861,932
Trading Companies & Distributors	3,202,072	—	—	3,202,072
Transportation Infrastructure	189,760	—	—	189,760
Water Utilities	1,236,925	—	—	1,236,925
Wireless Telecommunication Services	480,576	—	—	480,576
Total Common Stocks	$439,658,221	$—	$13,756	$439,671,977
Repurchase Agreements	—	51,522,136	—	51,522,136
Right	—	—	41,333	41,333
Warrant	—	—	—	—
Total Assets	$439,658,221	$51,522,136	$55,089	$491,235,446

Liabilities:
Futures Contracts	$(97,568)	$—	$—	$(97,568)
Total Liabilities	$(97,568)	$—	$—	$(97,568)
Total	$439,560,653	$51,522,136	$55,089	$491,137,878
Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 12/31/14	$—	$41,333	$41,333
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Net Appreciation/(Depreciation)	(18,334)	—	(18,334)
Purchases*	32,090	—	32,090
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 12/31/15	$13,756	$41,333	$55,089
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 12/31/15**	$(18,334)	$—	$(18,334)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

40

Notes to Financial Statements (Continued)

December 31, 2015

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the

41

Notes to Financial Statements (Continued)

December 31, 2015

Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(97,568)
Total		$(97,568)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$457,782
Total	$457,782

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(99,000)
Total	$(99,000)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income

42

Notes to Financial Statements (Continued)

December 31, 2015

from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $51,522,136, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $376,370,938, collateralized by a U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $382,500,694.

43

Notes to Financial Statements (Continued)

December 31, 2015

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89%-4.50%, maturing 05/25/23-12/01/45; total market value $153,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Citigroup Global Markets, Inc.	$18,000,000	$—	$18,000,000	$(18,000,000)	$—
Deutsche Bank Securities	3,000,000	—	3,000,000	(3,000,000)	—
Goldman Sachs & Co.	2,196,775	—	2,196,775	(2,196,775)	—
Nomura Security International, Inc.	3,325,361	—	3,325,361	(3,325,361)	—
Nomura Security International, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
Societe Generale	10,000,000	—	10,000,000	(10,000,000)	—
Total	$51,522,136	$—	$51,522,136	$(51,522,136)	$—

Amounts	designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

44

Notes to Financial Statements (Continued)

December 31, 2015

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to passive foreign investment company gain/loss on sales, returns of capital dividends, partnership distributions, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and futures transactions
$(5)	$(119,828)	$119,833

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal

45

Notes to Financial Statements (Continued)

December 31, 2015

Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.17%
$3 billion and more	0.16%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.19%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

46

Notes to Financial Statements (Continued)

December 31, 2015

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $185,806 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $2,097.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

47

Notes to Financial Statements (Continued)

December 31, 2015

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class II shares of the Fund until April 30, 2016.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $59,441. During the year ended December 31, 2015, the waiver of such administrative services fees by NFS amounted to $27,925, for which NFS shall not be entitled to reimbursement by the Fund for any amount waived.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund before contractual fee waivers was 0.15%, and after contractual fee waivers was 0.08% for Class II shares.

Cross trades for the year ended December 31, 2015 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the year ended December 31, 2015, the Fund engaged in securities sales of $10,228 which resulted in net realized losses of $(650).

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $104,009,348 and sales of $181,920,510 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

48

Notes to Financial Statements (Continued)

December 31, 2015

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $0 of brokerage commissions.

10.   Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,039,228	$35,297,442	$43,336,670	$—	$43,336,670

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,013,440	$24,889,506	$30,902,946	$—	$30,902,946

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

49

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$3,468,048	$59,962,042	$63,430,090	$—	$56,742,378	$120,172,468

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$434,493,068	$121,806,314	$(65,063,936)	$56,742,378

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

50

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Small Cap Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Small Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

51

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 48.91%.

The Fund designates $35,297,442 or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

52

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

53

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

54

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

55

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

56

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

57

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

58

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

59

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

60

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

61

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

62

Annual Report

December 31, 2015

NVIT S&P 500 Index Fund

AR-SPX 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT S&P 500 Index Fund

For the annual period ended December 31, 2015, the NVIT S&P 500 Index Fund (Class IV) returned 1.17% versus 1.38% for its benchmark, the S&P 500® Index (S&P 500). For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of S&P 500 Index Funds (consisting of 64 funds as of December 31, 2015) was 1.01% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

U.S. stocks sold off in January as lower oil prices punished the energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. February was an upbeat month thanks to increased merger and acquisition activity and strong earnings reports from cyclical technology companies. However, March saw investors retreat from U.S. equities in favor of appealing opportunities overseas as U.S. profit margins neared record highs and earnings growth weakened. U.S. economic data generally softened over the quarter with the exception of the labor market. However, an improving labor market furthered the appreciation of the U.S. dollar and stoked volatility as investors sharpened their focus on the Federal Reserve’s (Fed) stance toward tightening policy.

While the current pace of economic growth was far from inspiring, mixed data through the second quarter paradoxically boosted U.S. stocks. As the economy gained momentum, however, the six-year-old bull market still found support amid strong mergers and acquisitions activity and record-level share buybacks.

The third quarter for U.S. markets started well with strong manufacturing and construction data and M&A activity. It was short-lived, however, and volatility and uncertainty became the main themes of the quarter. Investors’ concerns started with the Greek debt crises, falling oil prices and sell-off in Chinese equities. Volatility peaked in late August with the VIX at 53 (the highest level since 2009), market participants questioning global growth, the impact of a possible rate hike and a strong dollar. Uncertainty in global financial markets decreased inflation expectations in the

US, and the lack of wage growth weighed on the Fed to not increase rates in mid-September. Despite the Fed’s decision not to increase rates, U.S. equity markets had their worst quarter of performance in more than three years.

The fourth quarter began with a strong October during which expectations for the start of the Fed’s rate hiking cycle were pushed out, given lackluster early economic reports (jobs and services data). Combined with lowered expectations for an October rate increase, oil prices began to rebound and the energy sector staged a short-lived recovery. Increased merger and acquisition activity and strong earnings from several bellwethers also led to a strong month for the S&P 500, posting an 8.4% return. The US dollar was mixed versus other currencies.

In November, several Fed members commented that a rate hike was likely for 2015, with the one remaining meeting coming in December. Fed Chair Janet Yellen emphasized that the Fed would likely raise rates in December, but that the rate hikes would be gradual. Other Fed officials echoed the “gradual” theme as an emphasis. Geopolitical risks in November, with the Russian downed plane in Syria and the Paris terror attacks, roiled world markets, while better-than-expected payrolls and economic data pointed to a healthier U.S. economy. All of this was coming on the heels of lowered growth forecasts out of China, leading to the risk of a greater global slowdown. The S&P 500 was virtually flat with a 0.3% return. The U.S. dollar strengthened versus the major currencies except the Australian dollar.

December headlines were dominated by plunging oil prices, Chinese slowing growth, and the Fed raising rates for the first time since 2006. Energy stocks declined in December, and the S&P 500 lost 1.6%, with these concerns weighing on the markets. Janet Yellen emphasized again that future rate hikes would be gradual and data-driven, which gave markets some sense of calm. Better-than-expected U.S. Gross Domestic Product (GDP) growth also helped the U.S. market, but low oil prices and slowing Chinese growth pose significant risks going forward. The U.S. dollar was mixed versus other currencies for the month.

4

Fund Commentary (con’t.)	NVIT S&P 500 Index Fund

Exchange-traded futures are employed to equitize cash flows generated from daily participant activity, dividends, interest received and other cash flows associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Derivatives are not used in any speculative or arbitrage capacity, but only to equitize cash. For the year ended 2015, futures did not have any impact on performance.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA; Alan Mason; and Greg Savage, CFA

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT S&P 500 Index Fund

Asset Allocation†

Common Stocks	96.3%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	3.0%
100.0%

Top Industries††

Pharmaceuticals	6.3%
Banks	6.0%
Oil, Gas & Consumable Fuels	5.4%
Software	4.4%
Internet Software & Services	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Information Technology Services	3.6%
Biotechnology	3.2%
Media	3.0%
Health Care Providers & Services	2.7%
Other Industries*	57.0%
100.0%

Top Holdings††

Apple, Inc.	3.3%
Microsoft Corp.	2.5%
Exxon Mobil Corp.	1.8%
General Electric Co.	1.6%
Johnson & Johnson	1.6%
Amazon.com, Inc.	1.4%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
Facebook, Inc., Class A	1.3%
Other Holdings*	82.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

6

Fund Performance	NVIT S&P 500 Index Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr. or Inception
Class I	1.16%	N/A	12.13%	[2]
Class II	0.94%	N/A	11.81%	[2]
Class IV	1.17%	12.26%	6.97%
Class Y3,4	1.28%	12.36%	7.08%
S&P 500® Index	1.38%	12.57%	7.31%
CPI	0.73%	1.53%	1.86%

N/A — Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of May 1, 2013.

[3]

These returns, until the creation of the Class Y (May 1, 2006), are based on the performance of the Class IV shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class Y shares has not been adjusted to reflect its lower expenses.

[4]	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.32%	0.25%
Class II	0.57%	0.50%
Class IV	0.27%	0.27%
Class Y	0.17%	0.17%

^	Current effective prospectus dated April 30, 2015. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class' actual results.

7

Fund Performance (con’t.)	NVIT S&P 500 Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the S&P 500® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT S&P 500 Index Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 -12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	1,000.40	1.26	0.25
	Hypothetical	(a)(b)	1,000.00	1,023.95	1.28	0.25
Class II Shares	Actual	(a)	1,000.00	999.60	2.52	0.50
	Hypothetical	(a)(b)	1,000.00	1,022.68	2.55	0.50
Class IV Shares	Actual	(a)	1,000.00	1,000.60	1.36	0.27
	Hypothetical	(a)(b)	1,000.00	1,023.84	1.38	0.27
Class Y Shares	Actual	(a)	1,000.00	1,000.90	0.86	0.17
	Hypothetical	(a)(b)	1,000.00	1,024.35	0.87	0.17

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2015

NVIT S&P 500 Index Fund

Common Stocks 96.3%

	Shares	Market Value

Aerospace & Defense 2.6%
Boeing Co. (The)	101,893	$14,732,709
General Dynamics Corp.	48,042	6,599,049
Honeywell International, Inc.	124,581	12,902,854
L-3 Communications Holdings, Inc.	12,685	1,515,985
Lockheed Martin Corp.	42,727	9,278,168
Northrop Grumman Corp.	29,480	5,566,119
Precision Castparts Corp.	22,210	5,152,942
Raytheon Co.	48,676	6,061,622
Rockwell Collins, Inc. (a)	21,303	1,966,267
Textron, Inc.	44,118	1,853,397
United Technologies Corp.	133,470	12,822,463

		78,451,575

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	22,769	1,412,133
Expeditors International of Washington, Inc.	30,444	1,373,025
FedEx Corp.	42,366	6,312,110
United Parcel Service, Inc., Class B	112,321	10,808,650

		19,905,918

Airlines 0.6%
American Airlines Group, Inc.	101,371	4,293,062
Delta Air Lines, Inc.	127,134	6,444,423
Southwest Airlines Co.	105,139	4,527,285
United Continental Holdings, Inc. *	60,748	3,480,860

		18,745,630

Auto Components 0.4%
BorgWarner, Inc.	36,404	1,573,745
Delphi Automotive PLC	45,314	3,884,769
Goodyear Tire & Rubber Co. (The)	43,879	1,433,527
Johnson Controls, Inc.	105,353	4,160,390

		11,052,431

Automobiles 0.6%
Ford Motor Co.	630,081	8,877,841
General Motors Co.	228,875	7,784,039
Harley-Davidson, Inc. (a)	31,019	1,407,952

		18,069,832

Banks 5.8%
Bank of America Corp.	1,682,254	28,312,335
BB&T Corp.	126,134	4,769,126
Citigroup, Inc.	481,592	24,922,386
Comerica, Inc.	28,820	1,205,541
Fifth Third Bancorp	129,045	2,593,804
Huntington Bancshares, Inc. (a)	130,212	1,440,145
JPMorgan Chase & Co.	594,928	39,283,096
KeyCorp	136,331	1,798,206
M&T Bank Corp. (a)	25,860	3,133,715
People’s United Financial, Inc. (a)	49,456	798,714

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
PNC Financial Services Group, Inc. (The)	82,167	$7,831,337
Regions Financial Corp.	211,034	2,025,926
SunTrust Banks, Inc. (a)	82,997	3,555,591
U.S. Bancorp	266,482	11,370,787
Wells Fargo & Co.	752,008	40,879,155
Zions Bancorporation	32,319	882,309

		174,802,173

Beverages 2.2%
Brown-Forman Corp., Class B (a)	16,429	1,631,071
Coca-Cola Co. (The)	632,660	27,179,074
Coca-Cola Enterprises, Inc.	33,855	1,667,020
Constellation Brands, Inc., Class A	28,012	3,990,029
Dr. Pepper Snapple Group, Inc.	30,652	2,856,766
Molson Coors Brewing Co., Class B	25,582	2,402,662
Monster Beverage Corp. *	24,274	3,615,855
PepsiCo, Inc.	235,728	23,553,942

		66,896,419

Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. *	36,344	6,932,618
Amgen, Inc.	121,959	19,797,604
Baxalta, Inc.	87,508	3,415,437
Biogen, Inc. *	35,945	11,011,751
Celgene Corp. *	126,937	15,201,975
Gilead Sciences, Inc.	232,949	23,572,109
Regeneron Pharmaceuticals, Inc. *	12,549	6,812,476
Vertex Pharmaceuticals, Inc. *	39,719	4,997,842

		91,741,812

Building Products 0.1%
Allegion PLC	15,313	1,009,433
Masco Corp.	55,284	1,564,537

		2,573,970

Capital Markets 2.0%
Affiliated Managers Group, Inc. *	8,751	1,398,060
Ameriprise Financial, Inc.	28,148	2,995,510
Bank of New York Mellon Corp. (The)	176,839	7,289,304
BlackRock, Inc.	20,433	6,957,845
Charles Schwab Corp. (The)	193,833	6,382,921
E*TRADE Financial Corp. *	47,356	1,403,632
Franklin Resources, Inc. (a)	61,259	2,255,556
Goldman Sachs Group, Inc. (The)	64,120	11,556,348
Invesco Ltd.	68,959	2,308,747
Legg Mason, Inc.	17,650	692,410
Morgan Stanley	244,893	7,790,046
Northern Trust Corp. (a)	35,526	2,561,069
State Street Corp.	65,529	4,348,504
T. Rowe Price Group, Inc.	40,592	2,901,922

		60,841,874

10

Statement of Investments (continued)

December 31, 2015

NVIT S&P 500 Index Fund (continued)

Common Stocks (continued)

	Shares	Market Value

Chemicals 2.0%
Air Products & Chemicals, Inc.	31,341	$4,077,777
Airgas, Inc.	10,484	1,450,147
CF Industries Holdings, Inc.	37,522	1,531,273
Dow Chemical Co. (The)	181,944	9,366,477
E.I. du Pont de Nemours & Co.	141,816	9,444,946
Eastman Chemical Co.	23,768	1,604,578
Ecolab, Inc. (a)	43,000	4,918,340
FMC Corp. (a)	21,223	830,456
International Flavors & Fragrances, Inc. (a)	12,935	1,547,543
LyondellBasell Industries NV, Class A	58,122	5,050,802
Monsanto Co.	71,161	7,010,782
Mosaic Co. (The)	54,163	1,494,357
PPG Industries, Inc.	43,612	4,309,738
Praxair, Inc.	46,022	4,712,653
Sherwin-Williams Co. (The)	12,729	3,304,448

		60,654,317

Commercial Services & Supplies 0.4%
ADT Corp. (The) (a)	26,686	880,104
Cintas Corp.	14,342	1,305,839
Pitney Bowes, Inc. (a)	32,324	667,491
Republic Services, Inc.	38,723	1,703,425
Stericycle, Inc. * (a)	13,635	1,644,381
Tyco International PLC	67,867	2,164,279
Waste Management, Inc.	67,620	3,608,879

		11,974,398

Communications Equipment 1.4%
Cisco Systems, Inc.	820,543	22,281,845
F5 Networks, Inc. *	11,563	1,121,148
Harris Corp.	19,803	1,720,881
Juniper Networks, Inc.	56,478	1,558,793
Motorola Solutions, Inc.	25,564	1,749,856
QUALCOMM, Inc.	243,197	12,156,202

		40,588,725

Construction & Engineering 0.1%
Fluor Corp. (a)	22,895	1,081,102
Jacobs Engineering Group, Inc. *	19,922	835,728
Quanta Services, Inc. * (a)	25,824	522,936

		2,439,766

Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	10,757	1,469,191
Vulcan Materials Co.	21,413	2,033,593

		3,502,784

Consumer Finance 0.8%
American Express Co. (a)	135,260	9,407,333
Capital One Financial Corp.	86,097	6,214,481
Discover Financial Services	69,106	3,705,464

Common Stocks (continued)

	Shares	Market Value

Consumer Finance (continued)
Navient Corp. (a)	60,164	$688,878
Synchrony Financial *	134,823	4,099,967

		24,116,123

Containers & Packaging 0.2%
Avery Dennison Corp.	14,603	915,024
Ball Corp. (a)	22,049	1,603,624
Owens-Illinois, Inc. * (a)	26,273	457,676
Sealed Air Corp.	31,914	1,423,364
WestRock Co.	41,866	1,909,927

		6,309,615

Distributors 0.1%
Genuine Parts Co.	24,546	2,108,256

Diversified Consumer Services 0.0%†
H&R Block, Inc.	38,161	1,271,143

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B *	303,069	40,017,231
CME Group, Inc.	54,672	4,953,283
Intercontinental Exchange, Inc.	19,192	4,918,142
Leucadia National Corp. (a)	54,192	942,399
McGraw Hill Financial, Inc.	43,794	4,317,213
Moody’s Corp.	28,010	2,810,523
Nasdaq, Inc. (a)	18,825	1,095,050

		59,053,841

Diversified Telecommunication Services 2.3%
AT&T, Inc.	994,447	34,218,921
CenturyLink, Inc.	88,760	2,233,201
Frontier Communications Corp. (a)	185,316	865,426
Level 3 Communications, Inc. *	46,400	2,522,304
Verizon Communications, Inc.	657,726	30,400,096

		70,239,948

Electric Utilities 1.7%
American Electric Power Co., Inc.	78,973	4,601,757
Duke Energy Corp. (a)	111,189	7,937,783
Edison International	52,190	3,090,170
Entergy Corp.	28,909	1,976,219
Eversource Energy	50,745	2,591,547
Exelon Corp.	147,871	4,106,378
FirstEnergy Corp.	68,380	2,169,697
NextEra Energy, Inc.	74,524	7,742,298
Pepco Holdings, Inc.	40,569	1,055,200
Pinnacle West Capital Corp.	17,597	1,134,655
PPL Corp.	108,603	3,706,620
Southern Co. (The)	146,922	6,874,480
Xcel Energy, Inc.	82,048	2,946,344

		49,933,148

11

Statement of Investments (continued)

December 31, 2015

NVIT S&P 500 Index Fund (continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.4%
AMETEK, Inc. (a)	38,639	$2,070,664
Eaton Corp. PLC	75,053	3,905,758
Emerson Electric Co.	105,569	5,049,365
Rockwell Automation, Inc.	21,341	2,189,800

		13,215,587

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	49,584	2,589,772
Corning, Inc.	191,409	3,498,957
FLIR Systems, Inc.	22,589	634,073
TE Connectivity Ltd.	62,449	4,034,830

		10,757,632

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	70,122	3,236,130
Cameron International Corp. *	30,761	1,944,095
Diamond Offshore Drilling, Inc. (a)	10,843	228,787
Ensco PLC, Class A (a)	37,248	573,247
FMC Technologies, Inc. *	37,431	1,085,873
Halliburton Co.	138,351	4,709,468
Helmerich & Payne, Inc. (a)	17,249	923,684
National Oilwell Varco, Inc. (a)	60,750	2,034,518
Schlumberger Ltd.	203,577	14,199,496
Transocean Ltd. (a)	54,260	671,739

		29,607,037

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	70,708	11,419,342
CVS Health Corp.	179,288	17,528,988
Kroger Co. (The)	157,489	6,587,765
Sysco Corp.	84,867	3,479,547
Walgreens Boots Alliance, Inc.	140,681	11,979,691
Wal-Mart Stores, Inc.	253,640	15,548,132
Whole Foods Market, Inc.	55,219	1,849,836

		68,393,301

Food Products 1.6%
Archer-Daniels-Midland Co.	96,555	3,541,637
Campbell Soup Co. (a)	28,518	1,498,621
ConAgra Foods, Inc.	69,509	2,930,499
General Mills, Inc.	96,320	5,553,811
Hershey Co. (The) (a)	23,245	2,075,081
Hormel Foods Corp. (a)	21,809	1,724,656
J.M. Smucker Co. (The)	19,239	2,372,938
Kellogg Co.	40,966	2,960,613
Keurig Green Mountain, Inc.	18,777	1,689,555
Kraft Heinz Co. (The) (a)	96,206	6,999,949
McCormick & Co., Inc., Non-Voting Shares	18,634	1,594,325
Mead Johnson Nutrition Co.	31,874	2,516,452
Mondelez International, Inc., Class A	256,883	11,518,634

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Tyson Foods, Inc., Class A (a)	47,828	$2,550,667

		49,527,438

Gas Utilities 0.0%†
AGL Resources, Inc.	19,042	1,215,070

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	241,171	10,830,990
Baxter International, Inc.	88,510	3,376,656
Becton, Dickinson and Co.	34,067	5,249,384
Boston Scientific Corp. *	217,462	4,009,999
C.R. Bard, Inc.	11,997	2,272,712
DENTSPLY International, Inc.	22,596	1,374,967
Edwards Lifesciences Corp. *	34,898	2,756,244
Intuitive Surgical, Inc. *	6,040	3,298,806
Medtronic PLC	227,302	17,484,070
St. Jude Medical, Inc.	45,689	2,822,209
Stryker Corp.	50,919	4,732,412
Varian Medical Systems, Inc. *	16,022	1,294,578
Zimmer Biomet Holdings, Inc. (a)	27,456	2,816,711

		62,319,738

Health Care Providers & Services 2.6%
Aetna, Inc.	56,339	6,091,373
AmerisourceBergen Corp.	31,607	3,277,962
Anthem, Inc.	42,074	5,866,798
Cardinal Health, Inc.	53,189	4,748,182
Cigna Corp.	41,651	6,094,791
DaVita HealthCare Partners, Inc. *	26,971	1,880,148
Express Scripts Holding Co. *	109,323	9,555,923
HCA Holdings, Inc. *	50,743	3,431,749
Henry Schein, Inc. * (a)	13,462	2,129,554
Humana, Inc.	23,958	4,276,743
Laboratory Corp. of America Holdings *	16,360	2,022,750
McKesson Corp.	37,301	7,356,876
Patterson Cos., Inc.	13,752	621,728
Quest Diagnostics, Inc. (a)	23,255	1,654,361
Tenet Healthcare Corp. *	15,606	472,862
UnitedHealth Group, Inc.	154,213	18,141,617
Universal Health Services, Inc., Class B	14,540	1,737,385

		79,360,802

Health Care Technology 0.1%
Cerner Corp. *	49,406	2,972,759

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	74,399	4,053,258
Chipotle Mexican Grill, Inc. *	5,009	2,403,569
Darden Restaurants, Inc.	18,335	1,166,839
Marriott International, Inc., Class A (a)	31,171	2,089,704
McDonald’s Corp.	148,450	17,537,883
Royal Caribbean Cruises Ltd.	27,573	2,790,663

12

Statement of Investments (continued)

December 31, 2015

NVIT S&P 500 Index Fund (continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	240,015	$14,408,101
Starwood Hotels & Resorts Worldwide, Inc.	27,519	1,906,516
Wyndham Worldwide Corp.	18,773	1,363,858
Wynn Resorts Ltd. (a)	12,922	894,073
Yum! Brands, Inc.	69,421	5,071,204

		53,685,668

Household Durables 0.4%
D.R. Horton, Inc.	52,861	1,693,138
Garmin Ltd. (a)	19,340	718,868
Harman International Industries, Inc. (a)	11,435	1,077,291
Leggett & Platt, Inc.	22,151	930,785
Lennar Corp., Class A (a)	28,942	1,415,553
Mohawk Industries, Inc. *	10,229	1,937,270
Newell Rubbermaid, Inc.	43,638	1,923,563
PulteGroup, Inc.	51,691	921,134
Whirlpool Corp.	12,507	1,836,903

		12,454,505

Household Products 1.9%
Church & Dwight Co., Inc.	21,201	1,799,541
Clorox Co. (The)	20,693	2,624,493
Colgate-Palmolive Co.	144,827	9,648,375
Kimberly-Clark Corp.	58,578	7,456,979
Procter & Gamble Co. (The)	439,807	34,925,074

		56,454,462

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	109,673	1,049,571
NRG Energy, Inc.	50,831	598,281

		1,647,852

Industrial Conglomerates 2.5%
3M Co.	99,551	14,996,363
Danaher Corp.	96,463	8,959,483
General Electric Co. (a)	1,525,815	47,529,137
Roper Technologies, Inc.	16,309	3,095,285

		74,580,268

Information Technology Services 3.5%
Accenture PLC, Class A	100,992	10,553,664
Alliance Data Systems Corp. *	9,886	2,734,171
Automatic Data Processing, Inc.	74,619	6,321,722
Cognizant Technology Solutions Corp., Class A *	98,114	5,888,802
CSRA, Inc.	22,513	675,390
Fidelity National Information Services, Inc.	45,207	2,739,544
Fiserv, Inc. *	36,941	3,378,624
International Business Machines Corp.	144,415	19,874,392

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
MasterCard, Inc., Class A	160,201	$15,597,169
Paychex, Inc.	51,761	2,737,639
PayPal Holdings, Inc. *	179,693	6,504,887
Teradata Corp. * (a)	21,504	568,136
Total System Services, Inc.	27,366	1,362,827
Visa, Inc., Class A	314,682	24,403,589
Western Union Co. (The) (a)	81,681	1,462,907
Xerox Corp.	153,981	1,636,818

		106,440,281

Insurance 2.6%
ACE Ltd. (a)	52,411	6,124,225
Aflac, Inc.	68,987	4,132,321
Allstate Corp. (The)	62,600	3,886,834
American International Group, Inc.	200,012	12,394,744
Aon PLC	44,278	4,082,874
Assurant, Inc.	10,749	865,724
Chubb Corp. (The)	36,541	4,846,798
Cincinnati Financial Corp.	23,474	1,388,957
Hartford Financial Services Group, Inc. (The)	66,697	2,898,652
Lincoln National Corp.	40,311	2,026,031
Loews Corp.	45,285	1,738,944
Marsh & McLennan Cos., Inc.	84,331	4,676,154
MetLife, Inc.	179,692	8,662,951
Principal Financial Group, Inc. (a)	43,870	1,973,273
Progressive Corp. (The) (a)	94,325	2,999,535
Prudential Financial, Inc.	72,768	5,924,043
Torchmark Corp.	18,725	1,070,321
Travelers Cos., Inc. (The)	49,186	5,551,132
Unum Group	40,150	1,336,594
XL Group PLC	48,139	1,886,086

		78,466,193

Internet & Catalog Retail 2.1%
Amazon.com, Inc. *	62,139	41,999,129
Expedia, Inc.	18,829	2,340,445
Netflix, Inc. *	69,083	7,901,713
Priceline Group, Inc. (The) * (a)	8,056	10,270,997
TripAdvisor, Inc. * (a)	18,161	1,548,225

		64,060,509

Internet Software & Services 4.1%
Akamai Technologies, Inc. *	28,604	1,505,429
Alphabet, Inc., Class A *	47,088	36,634,935
Alphabet, Inc., Class C *	48,026	36,445,971
eBay, Inc. *	178,550	4,906,554
Facebook, Inc., Class A *	366,964	38,406,452
VeriSign, Inc. * (a)	16,068	1,403,700
Yahoo!, Inc. *	140,437	4,670,935

		123,973,976

13

Statement of Investments (continued)

December 31, 2015

NVIT S&P 500 Index Fund (continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Products 0.1%
Hasbro, Inc.	18,022	$1,213,962
Mattel, Inc. (a)	54,337	1,476,336

		2,690,298

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	53,544	2,238,675
Illumina, Inc. *	23,669	4,543,146
PerkinElmer, Inc. (a)	17,997	964,099
Thermo Fisher Scientific, Inc.	64,517	9,151,736
Waters Corp. * (a)	13,382	1,800,950

		18,698,606

Machinery 1.1%
Caterpillar, Inc. (a)	94,207	6,402,308
Cummins, Inc.	26,704	2,350,219
Deere & Co. (a)	50,169	3,826,390
Dover Corp.	25,140	1,541,333
Flowserve Corp. (a)	21,803	917,470
Illinois Tool Works, Inc.	52,989	4,911,021
Ingersoll-Rand PLC	42,724	2,362,210
PACCAR, Inc. (a)	56,764	2,690,614
Parker-Hannifin Corp. (a)	21,985	2,132,105
Pentair PLC	29,242	1,448,356
Snap-on, Inc. (a)	9,262	1,587,785
Stanley Black & Decker, Inc.	24,207	2,583,613
Xylem, Inc. (a)	29,115	1,062,697

		33,816,121

Media 2.9%
Cablevision Systems Corp., Class A	35,345	1,127,505
CBS Corp. Non-Voting Shares, Class B (a)	70,105	3,304,049
Comcast Corp., Class A	394,761	22,276,363
Discovery Communications, Inc., Class A * (a)	23,581	629,141
Discovery Communications, Inc., Class C *	41,977	1,058,660
Interpublic Group of Cos., Inc. (The)	65,696	1,529,403
News Corp., Class A	61,274	818,621
News Corp., Class B (a)	17,326	241,871
Omnicom Group, Inc.	39,264	2,970,714
Scripps Networks Interactive, Inc., Class A	15,616	862,159
TEGNA, Inc. (a)	36,375	928,290
Time Warner Cable, Inc.	45,817	8,503,177
Time Warner, Inc.	129,359	8,365,647
Twenty-First Century Fox, Inc., Class A (a)	189,251	5,140,057
Twenty-First Century Fox, Inc., Class B	69,324	1,887,693

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Viacom, Inc., Class B	55,844	$2,298,539
Walt Disney Co. (The)	245,856	25,834,548

		87,776,437

Metals & Mining 0.2%
Alcoa, Inc.	210,697	2,079,580
Freeport-McMoRan, Inc. (a)	186,879	1,265,171
Newmont Mining Corp.	84,987	1,528,916
Nucor Corp.	51,124	2,060,297

		6,933,964

Multiline Retail 0.6%
Dollar General Corp.	47,027	3,379,830
Dollar Tree, Inc. *	37,760	2,915,827
Kohl’s Corp. (a)	30,682	1,461,384
Macy’s, Inc.	50,821	1,777,719
Nordstrom, Inc. (a)	22,515	1,121,472
Target Corp. (a)	99,580	7,230,504

		17,886,736

Multi-Utilities 1.1%
Ameren Corp.	39,023	1,686,964
CenterPoint Energy, Inc.	68,500	1,257,660
CMS Energy Corp. (a)	44,275	1,597,442
Consolidated Edison, Inc.	47,434	3,048,583
Dominion Resources, Inc.	96,226	6,508,727
DTE Energy Co.	28,816	2,310,755
NiSource, Inc. (a)	50,638	987,947
PG&E Corp.	79,281	4,216,956
Public Service Enterprise Group, Inc.	81,060	3,136,212
SCANA Corp.	22,901	1,385,282
Sempra Energy	37,877	3,560,817
TECO Energy, Inc.	37,968	1,011,847
WEC Energy Group, Inc.	50,617	2,597,158

		33,306,350

Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	81,605	3,964,371
Apache Corp.	61,106	2,717,384
Cabot Oil & Gas Corp.	66,010	1,167,717
Chesapeake Energy Corp. (a)	82,765	372,442
Chevron Corp.	304,508	27,393,540
Cimarex Energy Co.	15,053	1,345,437
Columbia Pipeline Group, Inc.	62,902	1,258,040
ConocoPhillips	199,609	9,319,744
CONSOL Energy, Inc. (a)	36,683	289,796
Devon Energy Corp.	61,858	1,979,456
EOG Resources, Inc.	88,849	6,289,621
EQT Corp.	24,340	1,268,844
Exxon Mobil Corp.	673,546	52,502,911
Hess Corp.	38,942	1,887,908
Kinder Morgan, Inc.	296,070	4,417,364

14

Statement of Investments (continued)

December 31, 2015

NVIT S&P 500 Index Fund (continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	108,105	$1,361,042
Marathon Petroleum Corp.	86,325	4,475,088
Murphy Oil Corp.	26,603	597,237
Newfield Exploration Co. *	25,622	834,252
Noble Energy, Inc.	68,335	2,250,272
Occidental Petroleum Corp.	123,476	8,348,212
ONEOK, Inc. (a)	33,490	825,863
Phillips 66	77,031	6,301,136
Pioneer Natural Resources Co.	24,168	3,030,184
Range Resources Corp. (a)	27,145	668,038
Southwestern Energy Co. * (a)	61,417	436,675
Spectra Energy Corp.	107,484	2,573,167
Tesoro Corp.	19,462	2,050,711
Valero Energy Corp.	77,836	5,503,784
Williams Cos., Inc. (The)	109,538	2,815,127

		158,245,363

Paper & Forest Products 0.1%
International Paper Co.	67,065	2,528,351

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	35,980	3,168,399

Pharmaceuticals 6.1%
AbbVie, Inc. (b)	264,474	15,667,440
Allergan PLC *	63,764	19,926,250
Bristol-Myers Squibb Co.	269,934	18,568,760
Eli Lilly & Co.	157,775	13,294,121
Endo International PLC *	33,465	2,048,727
Johnson & Johnson	447,181	45,934,432
Mallinckrodt PLC *	18,625	1,389,984
Merck & Co., Inc.	451,629	23,855,044
Mylan NV * (a)	66,836	3,613,822
Perrigo Co. PLC	23,514	3,402,476
Pfizer, Inc.	997,797	32,208,887
Zoetis, Inc.	73,766	3,534,867

		183,444,810

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	5,790	601,755
Equifax, Inc.	19,017	2,117,923
Nielsen Holdings PLC (a)	58,859	2,742,829
Robert Half International, Inc.	21,912	1,032,932
Verisk Analytics, Inc., Class A * (a)	24,912	1,915,235

		8,410,674

Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp.	68,466	6,637,779
Apartment Investment & Management Co., Class A	24,928	997,868
AvalonBay Communities, Inc.	22,125	4,073,876
Boston Properties, Inc.	24,848	3,169,114
Crown Castle International Corp.	53,960	4,664,842

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	10,018	$3,029,443
Equity Residential	58,885	4,804,427
Essex Property Trust, Inc.	10,574	2,531,521
Four Corners Property Trust, Inc. *	1	16
General Growth Properties, Inc.	94,070	2,559,645
HCP, Inc.	74,444	2,846,739
Host Hotels & Resorts, Inc.	121,307	1,860,849
Iron Mountain, Inc.	30,873	833,880
Kimco Realty Corp.	66,077	1,748,397
Macerich Co. (The)	21,663	1,747,987
Plum Creek Timber Co., Inc.	28,230	1,347,136
Prologis, Inc.	84,242	3,615,667
Public Storage	23,790	5,892,783
Realty Income Corp.	40,385	2,085,077
Simon Property Group, Inc.	50,025	9,726,861
SL Green Realty Corp.	16,120	1,821,238
Ventas, Inc.	53,476	3,017,651
Vornado Realty Trust	28,465	2,845,361
Welltower, Inc.	57,211	3,892,064
Weyerhaeuser Co.	83,208	2,494,576

		78,244,797

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	46,619	1,612,085

Road & Rail 0.7%
CSX Corp.	157,979	4,099,555
J.B. Hunt Transport Services, Inc.	14,785	1,084,628
Kansas City Southern	17,720	1,323,153
Norfolk Southern Corp.	48,519	4,104,222
Ryder System, Inc.	8,458	480,668
Union Pacific Corp.	138,071	10,797,152

		21,889,378

Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	50,396	2,787,907
Applied Materials, Inc.	185,756	3,468,065
Avago Technologies Ltd.	42,422	6,157,553
Broadcom Corp., Class A	90,694	5,243,927
First Solar, Inc. *	11,976	790,296
Intel Corp.	763,352	26,297,476
KLA-Tencor Corp.	25,210	1,748,314
Lam Research Corp.	25,471	2,022,907
Linear Technology Corp.	38,347	1,628,597
Microchip Technology, Inc. (a)	32,867	1,529,630
Micron Technology, Inc. *	175,488	2,484,910
NVIDIA Corp. (a)	82,826	2,729,945
Qorvo, Inc. * (a)	22,870	1,164,083
Skyworks Solutions, Inc.	30,903	2,374,277
Texas Instruments, Inc.	164,136	8,996,294
Xilinx, Inc.	41,572	1,952,637

		71,376,818

15

Statement of Investments (continued)

December 31, 2015

NVIT S&P 500 Index Fund (continued)

Common Stocks (continued)

	Shares	Market Value

Software 4.2%
Activision Blizzard, Inc. (a)	81,550	$3,156,800
Adobe Systems, Inc. *	80,627	7,574,100
Autodesk, Inc. *	36,481	2,222,787
CA, Inc.	51,072	1,458,616
Citrix Systems, Inc. *	24,890	1,882,929
Electronic Arts, Inc. *	50,291	3,455,998
Intuit, Inc.	42,675	4,118,138
Microsoft Corp.	1,292,373	71,700,854
Oracle Corp.	517,620	18,908,659
Red Hat, Inc. *	29,398	2,434,448
salesforce.com, Inc. *	100,887	7,909,541
Symantec Corp.	109,374	2,296,854

		127,119,724

Specialty Retail 2.5%
Advance Auto Parts, Inc.	11,752	1,768,794
AutoNation, Inc. *	12,589	751,060
AutoZone, Inc. *	4,966	3,684,325
Bed Bath & Beyond, Inc. *	27,529	1,328,274
Best Buy Co., Inc. (a)	48,206	1,467,873
CarMax, Inc. *	32,761	1,768,111
GameStop Corp., Class A (a)	17,397	487,812
Gap, Inc. (The) (a)	37,029	914,616
Home Depot, Inc. (The)	204,970	27,107,283
L Brands, Inc. (a)	41,355	3,962,636
Lowe’s Cos., Inc.	147,934	11,248,901
O’Reilly Automotive, Inc. *	15,992	4,052,693
Ross Stores, Inc.	65,482	3,523,586
Signet Jewelers Ltd.	12,864	1,591,148
Staples, Inc.	102,671	972,294
Tiffany & Co. (a)	18,076	1,379,018
TJX Cos., Inc. (The)	108,372	7,684,659
Tractor Supply Co.	21,746	1,859,283
Urban Outfitters, Inc. *	14,048	319,592

		75,871,958

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	901,913	94,935,362
EMC Corp.	313,404	8,048,215
Hewlett Packard Enterprise Co.	290,294	4,412,469
HP, Inc.	290,294	3,437,081
NetApp, Inc. (a)	48,186	1,278,374
SanDisk Corp.	32,440	2,465,116
Seagate Technology PLC (a)	48,591	1,781,346
Western Digital Corp.	37,081	2,226,714

		118,584,677

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	44,199	1,446,633
Fossil Group, Inc. * (a)	6,652	243,197
Hanesbrands, Inc.	64,103	1,886,551
Michael Kors Holdings Ltd. *	29,779	1,192,947
NIKE, Inc., Class B	218,158	13,634,875

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	13,256	$976,304
Ralph Lauren Corp.	9,671	1,078,123
Under Armour, Inc., Class A * (a)	28,945	2,333,257
VF Corp. (a)	54,874	3,415,907

		26,207,794

Tobacco 1.6%
Altria Group, Inc.	317,216	18,465,143
Philip Morris International, Inc.	250,466	22,018,466
Reynolds American, Inc.	133,584	6,164,902

		46,648,511

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	46,591	1,901,845
United Rentals, Inc. *	15,022	1,089,696
W.W. Grainger, Inc. (a)	9,338	1,891,785

		4,883,326

Total Common Stocks (cost $1,846,249,261)		2,893,751,953

Repurchase Agreements 0.7%

	Principal Amount

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $2,000,327, collateralized by U.S. Government Treasury Securities, ranging from 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $2,040,001. (c)(d)(e)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $4,135,942, collateralized by U.S. Government Agency Securities, ranging from 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $4,218,510. (c)(d)	4,135,794	4,135,794

16

Statement of Investments (continued)

December 31, 2015

NVIT S&P 500 Index Fund (continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $3,468,377, collateralized by U.S. Government Agency Securities, ranging from 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $3,537,611. (c)(d)	$3,468,246	$3,468,246
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $10,000,642, collateralized by U.S. Government Agency Securities, ranging from 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $10,200,000. (c)(d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $19,604,040)		19,604,040

Total Investments (cost $1,865,853,301) (f) — 97.0%		2,913,355,993
Other assets in excess of liabilities — 3.0%		90,485,250

NET ASSETS — 100.0%		$3,003,841,243

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $142,752,838, which was collateralized by repurchase agreements with a total value of $19,604,040 and $127,800,052 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-6.25% and maturity dates ranging from 01/07/16-11/15/45, a total market value of $147,404,092.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $19,604,040.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	Illiquid security.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
1,071	S&P 500 E-Mini	03/18/16	$108,995,670	$(603,595)

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2015

NVIT S&P 500 Index Fund
Assets:
Investments, at value* (cost $1,846,249,261)	$2,893,751,953
Repurchase agreements, at value (cost $19,604,040)	19,604,040

Total Investments, at value (total cost $1,865,853,301)	2,913,355,993

Cash	107,417,900
Dividends receivable	3,879,988
Security lending income receivable	27,849
Receivable for capital shares issued	1,656,594
Prepaid expenses	5,336

Total Assets	3,026,343,660

Liabilities:
Payable for investments purchased	369,602
Payable for capital shares redeemed	956,990
Payable for variation margin on futures contracts	984,986
Payable upon return of securities loaned (Note 2)	19,604,040
Accrued expenses and other payables:
Investment advisory fees	293,906
Fund administration fees	71,176
Distribution fees	63,307
Administrative servicing fees	36,514
Accounting and transfer agent fees	628
Custodian fees	15,890
Compliance program costs (Note 3)	3,276
Professional fees	18,749
Printing fees	10,274
Other	73,079

Total Liabilities	22,502,417

Net Assets	$3,003,841,243

Represented by:
Capital	$1,967,007,981
Accumulated undistributed net investment income	3,499,898
Accumulated net realized losses from investments and futures transactions	(13,565,733)
Net unrealized appreciation/(depreciation) from investments	1,047,502,692
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(603,595)

Net Assets	$3,003,841,243

*	Includes value of securities on loan of $142,752,838 (Note 2).

18

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT S&P 500 Index Fund
Net Assets:
Class I Shares	$48,560,784
Class II Shares	300,494,037
Class IV Shares	164,510,877
Class Y Shares	2,490,275,545

Total	$3,003,841,243

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,474,775
Class II Shares	21,577,313
Class IV Shares	11,754,585
Class Y Shares	178,044,287

Total	214,850,960

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.98
Class II Shares	$13.93
Class IV Shares	$14.00
Class Y Shares	$13.99

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Year Ended December 31, 2015

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$65,413,904
Income from securities lending (Note 2)	346,034
Interest income	141,926
Foreign tax withholding	(4,444)

Total Income	65,897,420

EXPENSES:
Investment advisory fees	3,463,732
Fund administration fees	845,776
Distribution fees Class II Shares	611,781
Administrative servicing fees Class I Shares	39,250
Administrative servicing fees Class II Shares	364,070
Administrative servicing fees Class IV Shares	167,519
Professional fees	120,464
Printing fees	26,369
Trustee fees	84,157
Custodian fees	108,659
Accounting and transfer agent fees	3,962
Compliance program costs (Note 3)	12,822
Miscellaneous fee	340,053
Other	25,807

Total expenses before fees waived	6,214,421

Administrative servicing fees waived — Class I (Note 3)	(18,410)
Administrative servicing fees waived — Class II (Note 3)	(171,298)

Net Expenses	6,024,713

NET INVESTMENT INCOME	59,872,707

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	47,514,251
Net realized gains from futures transactions (Note 2)	5,534,726

Net realized gains from investments and futures transactions	53,048,977

Net change in unrealized appreciation/(depreciation) from investments	(71,391,879)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(965,754)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(72,357,633)

Net realized/unrealized losses from investments and futures transactions	(19,308,656)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$40,564,051

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$59,872,707	$53,948,383
Net realized gains from investments and futures transactions	53,048,977	144,731,783
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(72,357,633)	171,600,904

Change in net assets resulting from operations	40,564,051	370,281,070

Distributions to Shareholders From:
Net investment income:
Class I	(868,540)	(173,119)
Class II	(5,060,916)	(2,690,106)
Class IV	(3,068,499)	(3,112,347)
Class Y	(48,856,861)	(48,754,709)
Net realized gains:
Class I	(416,703)	—
Class II	(3,975,423)	—
Class IV	(2,444,802)	—
Class Y	(36,975,818)	—

Change in net assets from shareholder distributions	(101,667,562)	(54,730,281)

Change in net assets from capital transactions	90,591,591	(414,301,401)

Change in net assets	29,488,080	(98,750,612)

Net Assets:
Beginning of year	2,974,353,163	3,073,103,775

End of year	$3,003,841,243	$2,974,353,163

Accumulated undistributed net investment income at end of year	$3,499,898	$2,105,014

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$59,211,189	$7,574,322
Dividends reinvested	1,285,243	173,119
Cost of shares redeemed	(20,565,283)	(1,802,906)

Total Class I Shares	39,931,149	5,944,535

Class II Shares
Proceeds from shares issued	137,256,065	123,332,459
Dividends reinvested	9,036,339	2,690,106
Cost of shares redeemed	(14,157,446)	(5,517,309)

Total Class II Shares	132,134,958	120,505,256

Class IV Shares
Proceeds from shares issued	3,292,789	3,113,511
Dividends reinvested	5,513,301	3,112,347
Cost of shares redeemed	(17,844,477)	(17,549,652)

Total Class IV Shares	(9,038,387)	(11,323,794)

21

Statements of Changes in Net Assets (Continued)

	NVIT S&P 500 Index Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$145,980,185	$157,522,332
Dividends reinvested	85,832,679	48,754,709
Cost of shares redeemed	(304,248,993)	(735,704,439)

Total Class Y Shares	(72,436,129)	(529,427,398)

Change in net assets from capital transactions	$90,591,591	$(414,301,401)

SHARE TRANSACTIONS:
Class I Shares
Issued	4,135,641	552,025
Reinvested	93,238	12,381
Redeemed	(1,462,203)	(135,783)

Total Class I Shares	2,766,676	428,623

Class II Shares
Issued	9,571,665	9,006,094
Reinvested	660,868	192,948
Redeemed	(996,446)	(411,468)

Total Class II Shares	9,236,087	8,787,574

Class IV Shares
Issued	229,555	229,286
Reinvested	401,367	222,413
Redeemed	(1,237,021)	(1,293,341)

Total Class IV Shares	(606,099)	(841,642)

Class Y Shares
Issued	10,227,828	11,647,428
Reinvested	6,247,923	3,486,453
Redeemed	(20,866,419)	(54,661,933)

Total Class Y Shares	(4,390,668)	(39,528,052)

Total change in shares	7,005,996	(31,153,497)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2015 (e)	$14.31	0.29	(0.14)	0.15	(0.27)	(0.21)	(0.48)	$13.98	1.16%	$48,560,784	0.25%	2.04%	0.32%	4.27%
Year Ended December 31, 2014 (e)	$12.86	0.24	1.47	1.71	(0.26)	–	(0.26)	$14.31	13.36%	$10,130,621	0.25%	1.79%	0.32%	3.49%
Period Ended December 31, 2013 (e)(f)	$11.07	0.16	1.86	2.02	(0.23)	–	(0.23)	$12.86	18.36%	$3,593,403	0.24%	1.92%	0.31%	4.05%

Class II Shares
Year Ended December 31, 2015 (e)	$14.26	0.25	(0.13)	0.12	(0.24)	(0.21)	(0.45)	$13.93	0.94%	$300,494,037	0.50%	1.73%	0.57%	4.27%
Year Ended December 31, 2014 (e)	$12.83	0.21	1.46	1.67	(0.24)	–	(0.24)	$14.26	13.08%	$176,013,159	0.50%	1.54%	0.57%	3.49%
Period Ended December 31, 2013 (e)(f)	$11.07	0.13	1.85	1.98	(0.22)	–	(0.22)	$12.83	18.02%	$45,600,154	0.49%	1.61%	0.55%	4.05%

Class IV Shares
Year Ended December 31, 2015 (e)	$14.32	0.28	(0.13)	0.15	(0.26)	(0.21)	(0.47)	$14.00	1.17%	$164,510,877	0.26%	1.92%	0.26%	4.27%
Year Ended December 31, 2014 (e)	$12.87	0.24	1.46	1.70	(0.25)	–	(0.25)	$14.32	13.29%	$177,018,522	0.27%	1.75%	0.27%	3.49%
Year Ended December 31, 2013 (e)	$9.92	0.21	2.96	3.17	(0.22)	–	(0.22)	$12.87	32.07%	$169,861,215	0.27%	1.83%	0.27%	4.05%
Year Ended December 31, 2012 (e)	$8.74	0.20	1.17	1.37	(0.19)	–	(0.19)	$9.92	15.73%	$143,501,136	0.28%	2.02%	0.28%	3.69%
Year Ended December 31, 2011 (e)	$8.74	0.16	(0.01)	0.15	(0.15)	–	(0.15)	$8.74	1.75%	$143,233,498	0.28%	1.78%	0.28%	6.23%

Class Y Shares
Year Ended December 31, 2015 (e)	$14.31	0.29	(0.12)	0.17	(0.28)	(0.21)	(0.49)	$13.99	1.28%	$2,490,275,545	0.17%	2.01%	0.17%	4.27%
Year Ended December 31, 2014 (e)	$12.86	0.25	1.47	1.72	(0.27)	–	(0.27)	$14.31	13.41%	$2,611,190,861	0.17%	1.85%	0.17%	3.49%
Year Ended December 31, 2013 (e)	$9.91	0.22	2.96	3.18	(0.23)	–	(0.23)	$12.86	32.23%	$2,854,049,003	0.17%	1.93%	0.17%	4.05%
Year Ended December 31, 2012 (e)	$8.74	0.21	1.16	1.37	(0.20)	–	(0.20)	$9.91	15.74%	$2,380,686,407	0.18%	2.13%	0.18%	3.69%
Year Ended December 31, 2011 (e)	$8.74	0.17	(0.01)	0.16	(0.16)	–	(0.16)	$8.74	1.86%	$2,234,879,024	0.18%	1.88%	0.18%	6.23%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

24

Notes to Financial Statements (Continued)

December 31, 2015

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said

25

Notes to Financial Statements (Continued)

December 31, 2015

currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,893,751,953	$—	$—	$2,893,751,953
Repurchase Agreements	—	19,604,040	—	19,604,040
Total Assets	$2,893,751,953	$19,604,040	$—	$2,913,355,993

Liabilities:
Futures Contracts	$(603,595)	$—	$—	$(603,595)
Total Liabilities	$(603,595)	$—	$—	$(603,595)
Total	$2,893,148,358	$19,604,040	$—	$2,912,752,398

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an

26

Notes to Financial Statements (Continued)

December 31, 2015

independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(603,595)
Total		$(603,595)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$5,534,726
Total	$5,534,726

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(965,754)
Total	$(965,754)

27

Notes to Financial Statements (Continued)

December 31, 2015

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $19,604,040, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

28

Notes to Financial Statements (Continued)

December 31, 2015

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63% – 1.75%, maturing 08/31/17 – 03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000.

29

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Goldman Sachs & Co.	4,135,794	—	4,135,794	(4,135,794)	—
Nomura Securities International, Inc.	3,468,246	—	3,468,246	(3,468,246)	—
Nomura Securities International, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$19,604,040	$—	$19,604,040	$(19,604,040)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

30

Notes to Financial Statements (Continued)

December 31, 2015

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to returns of capital dividends. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments and futures transactions
$—	$(623,007)	$623,007

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

Notes to Financial Statements (Continued)

December 31, 2015

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.105%
$3 billion and more	0.095%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.11%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.21% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

32

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $845,776 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $12,822.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class I and Class II shares of the Fund until April 30, 2016.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $570,839. During the year ended December 31, 2015, the waiver of such administrative services fees by NFS amounted to $189,708, for which NFS shall not be entitled to reimbursement by the Fund for any amount waived.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund before contractual fee waivers was 0.15% and 0.15% for Class I and Class II shares, respectively, and after contractual fee waivers was 0.08% and 0.08%, respectively. For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.10% for Class IV shares.

Cross trades for the year ended December 31, 2015 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the year ended December 31, 2015, the Fund engaged in securities purchases of $1,823,132 and securities sales of $267,050 which resulted in net realized losses of $(1,155,894).

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow

33

Notes to Financial Statements (Continued)

December 31, 2015

up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.   Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $124,296,962 and sales of $126,845,789 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

34

Notes to Financial Statements (Continued)

December 31, 2015

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$57,854,816	$43,812,746	$101,667,562	$—	$101,667,562

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$54,730,281	$—	$54,730,281	$—	$54,730,281

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$6,079,860	$49,106,288	$55,186,148	$—	$981,647,114	$1,036,833,262

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,931,708,879	$1,121,951,897	$(140,304,783)	$981,647,114

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust

and Shareholders of NVIT S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT S&P 500 Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

36

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 97.65%.

The Fund designates $43,812,746, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

37

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

38

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

39

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

40

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

41

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

42

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

43

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

44

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

45

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

46

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

47

Annual Report

December 31, 2015

NVIT Multi-Manager International Growth Fund

AR-MM-IG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager International Growth Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager International Growth Fund (Class Y) registered -0.30% versus -1.25% for its benchmark, the MSCI ACWI ex USA Growth. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Multi-Cap Growth Funds (consisting of 74 funds as of December 31, 2015) was 0.15% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by American Century Investment Management, Inc. and Invesco Advisers, Inc.

The following commentary is provided by American Century Investment Management, Inc.

After struggling in 2014, local-currency non-U.S. stock returns generally returned to positive territory in 2015, boosted primarily by aggressive central bank stimulus efforts. Early in the period, the European Central Bank (ECB) finally launched a much-anticipated Quantitative Easing (QE) program in response to weak growth and deflation concerns. Meanwhile, the Bank of Japan and People’s Bank of China expanded their stimulus programs in an effort to spark economic growth. These moves underscored the ongoing theme of “global divergence” between the U.S., where modest economic gains prompted the Fed to finally raise short-term interest rates in December, and other regions of the world, where growth was weak and central banks maintained robust stimulus strategies. Global divergence also led to continued gains for the U.S. dollar, which rallied versus other currencies. The dollar’s strength reduced returns on non-U.S. stocks for U.S.-based investors.

Overall, developed market stocks outperformed their emerging markets counterparts, which struggled on commodity price weakness and a strong U.S. dollar. Small- and mid-cap stocks generally outperformed large-cap stocks, and within the non-U.S. mid-cap universe, growth stocks outpaced value stocks.

Stock selection was the primary contributor to the sleeve’s performance on a relative basis, with the largest influences coming from the consumer discretionary, industrials, and health care sectors. Overweight positions relative to the benchmark in the consumer discretionary and health care sectors also aided relative results. Regionally, an overweight position and stock selection in Denmark, along with stock selection in France and Australia, contributed to performance.

Within the health care sector, a sleeve-only position in Ono Pharmaceutical Co. Ltd., a Japan-based drug company, was among the sleeve’s leading contributors. The company’s stock benefited from strong results based on its cancer-fighting antibody treatment developed jointly with Bristol-Myers Squibb Co.

The consumer discretionary sector was home to several top contributors, including overweight positions in PANDORA A/S and PEUGEOT S.A. Denmark-based PANDORA, a jewelry and charm maker and retailer, advanced on continued strong earnings growth and weak gold and silver prices. In addition, the company benefited from the timely release of new collections and the expansion of its retail network and online offerings. PEUGEOT, a France-based automobile manufacturer, reported revenue gains in the first quarter of 2015, as it continued to benefit from corporate restructuring and a narrowing of the company’s business focus to more profitable automobile lines. After a strong performance run, the investment team took profits in its PEUGEOT position during the third quarter of 2015, as signs of weakness in the global automobile market started to emerge.

In addition, an overweight position in Australia-based Qantas Airways Ltd. was a main contributor in the industrials sector and to overall

4

Fund Commentary (con’t.)	NVIT Multi-Manager International Growth Fund

sleeve performance. The company continued to benefit from its cost-cutting strategy and lower fuel prices, which led to revenue growth across Qantas’s domestic and international operations. In addition, the company said it expects earnings to more than double in the first half of its current fiscal year.

Stock selection in the information technology, materials, and financials sectors, along with overweight positions in information technology and financials, detracted from sleeve performance. From a regional perspective, stock selection in Canada, Israel, and Taiwan, along with an overweight position in Taiwan, weighed on relative results.

A sleeve-only position in Concordia Healthcare Corp., a Canada-based specialty pharmaceuticals company, was among the leading detractors. In the third quarter, the company’s stock price declined along with shares of other pharmaceuticals companies due to U.S. political wrangling regarding prescription drug prices, which triggered “panic selling.” Late in the period, health care stocks in general suffered “guilt by association” setbacks due to accusations that Valeant Pharmaceuticals International, Inc. engaged in predatory pricing policies. Another Canada-based company, Element Financial Corp., which is an overweight position in the sleeve, also was a primary detractor. Shares of the truck fleet leasing company declined due to investor concerns about the company’s growth-through-acquisition strategy.

A sleeve-only position in Caesarstone, an Israel-based manufacturer of kitchen materials and countertops, also was a main detractor. Delays in production facilities and lack of pricing power in the U.S. and Australia drove down the stock price, and the investment team exited the position. In addition, a sleeve-only position in Germany-based MorphoSys AG, a biotechnology company, was a prominent detractor. One of the company’s key competitors announced strong test results for a competing drug, causing investors to lower their expectations for MorphoSys. The investment team exited the position.

The team believes select European companies may benefit from several macroeconomic drivers, including low energy prices, a weak euro, and robust liquidity due to QE, low interest rates, and subdued inflation. The team increased its overweight position in Europe, finding opportunities among companies positioned to take advantage of these macroeconomic factors and those with exposure to the U.S. market, where foreign goods remain less expensive due to the strong dollar. Although Japan-based companies (particularly exporters) continued to benefit from accommodative government programs, the team believes slowing trends among end customers in China and Asia remain a concern. The team believes additional structural and fiscal reforms may be necessary to boost Japan’s long-term growth potential. Elsewhere, the team reduced its emerging markets underweight but remains concerned about the potential negative effects of China’s slowing economy, ongoing weakness in the commodities markets, and the strong U.S. dollar. Among emerging markets, the team is focusing on opportunities resulting from changes in discretionary spending patterns as consumer incomes rise. Such opportunities include increased usage of online and e-commerce options.

Derivatives were not utilized during the reporting period. Derivatives do not play a substantial role in the investment process. ETFs and futures are occasionally used to equitize cash and temporarily gain sector exposure.

Portfolio Managers:

Brian Brady and Pratik Patel

The following commentary is provided by Invesco Advisers, Inc.

International markets experienced increased volatility during 2015, driven largely by the continued slowdown in energy markets, a strengthening US dollar and the economic downturn in China. Developed markets were generally able to withstand these headwinds, even as more fragile emerging markets began to falter. As the year began international equity markets moved higher, although economic growth appeared to be somewhat stronger in the

5

Fund Commentary (con’t.)	NVIT Multi-Manager International Growth Fund

US than in the rest of the world. Global markets were rattled in the second quarter of the year amid growing concerns that Greece and the eurozone would fail to reach an agreement on a financial bailout plan. However, those fears subsided when a bailout was ultimately approved. The eurozone also benefited from generally positive economic data, which helped markets weather subsequent economic volatility. In the summer, fears of a potential economic slowdown in China dominated headlines. The combination of a slowing Chinese economy, a sharp sell-off in domestic Chinese equities and the devaluation of China’s currency, the renminbi, contributed to a strong correction in global equity markets. Emerging markets, in particular, were hard hit by events in China and by continued weak commodity prices — as well as by the US Federal Reserve’s decision to delay raising interest rates, which increased investor uncertainty and market volatility. Global equity markets seemed to regain their footing during the fourth quarter as the US Federal Reserve eventually followed through on its commitment to normalize monetary policy by raising interest rates, the European Central Bank extended its asset purchase program, and Japan introduced additional quantitative easing.

In this environment, we continued to construct the sleeve with a bottom-up approach, selecting stocks on an individual basis. Positive stock selection and market allocation helped the sleeve outperform the MSCI All Country World ex USA index during the period.

Sleeve holdings in the materials, information technology and consumer discretionary sectors outperformed those of the benchmark and were among the strongest contributors to the sleeve’s relative performance. An overweight allocation to the strong-performing consumer discretionary sector was supportive from a relative perspective, as well. The sleeve’s holdings in the financials and industrials sectors, however, underperformed those of the benchmark and were the most significant detractors from the sleeve’s relative performance.

On a geographic basis, the sleeve’s holdings in the United Kingdom, Germany and Singapore outperformed those of the benchmark and were among the most significant contributors to sleeve performance. The sleeve’s meaningful underweight exposure in Japan, however, was the most significant detractor from relative performance. The sleeve’s overweight exposure in Brazil as well as stock selection in France and Brazil detracted from performance versus the index as well.

From an individual securities perspective, Sky plc was one of the most significant contributors to sleeve performance during the year. Sky, a British-based, pan-European broadcasting company, reported solid results during the year with revenues and margins beating consensus expectations. The company’s strong management team executed well and their cost discipline was clearly evident in their latest results. We believe the stock remained attractively valued given potential for good growth over the next three to five years.

As noted previously, the sleeve’s financials exposure was a key area of absolute and relative weakness. The sleeve’s emerging market bank stocks, including Brazil-based Banco Bradesco S.A. and Thailand-based KASIKORNBANK PCL, showed particular weakness. Banco Bradesco is one of the largest banking and financial services companies in Brazil. This well-run Brazilian bank was impacted by a weak macroeconomic environment and a sharp depreciation in the Brazilian real. Banco Bradesco is conservatively managed, and it has a strong competitive position with a well-managed loan book. However, a decline in earnings visibility led us to sell out of the company.

During the year, we continued to look for opportunities to improve the growth potential and quality of the sleeve’s portfolio by adding companies based on our outlook for each company. As disconcerting as volatility may be, we believe it tends to create long-term opportunities for our shareholders. It’s rare to find a thriving business at a compelling valuation when everything is going right; those valuations typically occur when fear dominates the market. On a stock-by-stock basis, we saw the decline over the past year in broad global equities as a buying opportunity.

6

Fund Commentary (con’t.)	NVIT Multi-Manager International Growth Fund

Stock selection in the sleeve is driven by the underlying fundamentals of each individual company, not by any top-down macroeconomic views. This focus on bottom-up stock selection is the key driver of the sleeve’s overall profile. The sleeve ended the year with meaningful overweight exposure (relative to our style-specific benchmark) to the consumer discretionary, IT and health care sectors, while the sleeve had meaningful underweight exposure to the financials, utilities and telecommunication services sectors.

With market volatility likely to continue for some time, our focus remains on ensuring that our sleeve is comprised of high-quality, reasonably valued companies capable of sustained earnings growth. We believe that this balanced earnings, quality and valuation (EQV)-focused approach may help deliver attractive returns over the long term.

No derivatives were used in this sleeve.

Portfolio Managers:

Brent Bates; Matthew Dennis, CFA; Mark Jason; Richard Nield; and Clas Olsson

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Multi-Manager International Growth Fund

Asset Allocation†

Common Stocks	95.8%
Repurchase Agreements	0.1%
Other assets in excess of liabilities	4.1%
100.0%

Top Industries††

Media	12.9%
Pharmaceuticals	6.5%
Banks	5.0%
Diversified Financial Services	4.7%
Semiconductors & Semiconductor Equipment	3.8%
Tobacco	3.7%
Insurance	3.6%
Beverages	3.5%
Capital Markets	3.3%
Hotels, Restaurants & Leisure	3.2%
Other Industries*	49.8%
100.0%

Top Holdings††

Sky PLC	2.9%
Teva Pharmaceutical Industries Ltd., ADR	2.3%
RELX PLC	2.2%
WPP PLC	2.0%
British American Tobacco PLC	2.0%
CGI Group, Inc., Class A	1.9%
CK Hutchison Holdings Ltd.	1.8%
Deutsche Boerse AG	1.8%
Avago Technologies Ltd.	1.8%
Japan Tobacco, Inc.	1.6%
Other Holdings*	79.7%
100.0%

Top Countries††

United Kingdom	19.3%
Japan	10.9%
Germany	8.7%
Switzerland	8.1%
Canada	7.6%
Australia	5.4%
France	4.8%
Sweden	4.1%
Denmark	4.0%
China	3.7%
Other Countries*	23.4%
100.0%

Objective

The Fund seeks long-term capital growth.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class Y) registered -0.30%, outperforming its benchmark by 0.95% and underperforming the Lipper peer category median by 0.45%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Multi-Manager International Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.49)%	4.67%	3.00%
Class II3	(0.65)%	4.38%	2.68%
Class Y	(0.30)%	4.79%	3.09%
MSCI ACWI ex USA Growth	(1.25)%	2.13%	1.28%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

[3]	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

Expense Ratios

Expense Ratio^
Class I	1.06%
Class II	1.31%
Class Y	0.91%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

9

Fund Performance (con’t.)	NVIT Multi-Manager International Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager International Growth Fund since inception through 12/31/15 versus performance of the MSCI ACWI ex USA Growth and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	947.30	5.20	1.06
	Hypothetical	(a)(b)	1,000.00	1,019.86	5.40	1.06
Class II Shares	Actual	(a)	1,000.00	946.20	6.43	1.31
	Hypothetical	(a)(b)	1,000.00	1,018.60	6.67	1.31
Class Y Shares	Actual	(a)	1,000.00	948.30	4.47	0.91
	Hypothetical	(a)(b)	1,000.00	1,020.62	4.63	0.91

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2015

NVIT Multi-Manager International Growth Fund

Common Stocks 95.8%

	Shares	Market Value

AUSTRALIA 5.2%
Airlines 0.6%
Qantas Airways Ltd.*	2,301,900	$6,822,995

Beverages 0.3%
Treasury Wine Estates Ltd.	476,700	2,862,175

Biotechnology 0.8%
CSL Ltd.	107,680	8,209,490

Commercial Services & Supplies 0.7%
Brambles Ltd.	892,799	7,477,103

Containers & Packaging 1.5%
Amcor Ltd.	1,736,528	16,870,782

Food Products 0.1%
Bellamy’s Australia Ltd.	99,736	985,714

Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd.	301,220	2,224,177
Star Entertainment Grp Ltd. (The)	692,358	2,540,565

		4,764,742

Road & Rail 0.8%
Aurizon Holdings Ltd.	2,623,790	8,329,475

		56,322,476

AUSTRIA 0.4%
Banks 0.4%
Erste Group Bank AG*	139,550	4,366,529

BELGIUM 1.5%
Beverages 1.1%
Anheuser-Busch InBev SA/NV	92,831	11,552,563

Biotechnology 0.1%
Galapagos NV*	19,230	1,187,454

Pharmaceuticals 0.3%
UCB SA	35,250	3,181,774

		15,921,791

BRAZIL 1.3%
Diversified Financial Services 0.9%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	3,563,432	9,808,726

Food Products 0.4%
BRF SA	334,417	4,682,895

		14,491,621

CANADA 7.3%
Diversified Financial Services 0.4%
Element Financial Corp.	380,880	4,596,875

Information Technology Services 1.9%
CGI Group, Inc., Class A*	488,487	19,557,837

Insurance 1.4%
Fairfax Financial Holdings Ltd.	19,607	9,308,401

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Insurance (continued)
Great-West Lifeco, Inc.	249,170	$6,217,995

		15,526,396

Internet Software & Services 0.1%
Shopify, Inc., Class A* (a)	50,500	1,302,900

Media 0.3%
Cineplex, Inc.	33,560	1,153,269
IMAX Corp.*	73,470	2,611,124

		3,764,393

Metals & Mining 0.1%
Lundin Mining Corp.*	234,530	644,080
Silver Wheaton Corp.	69,710	865,799

		1,509,879

Multiline Retail 0.2%
Dollarama, Inc.	39,950	2,308,017

Oil, Gas & Consumable Fuels 1.8%
Cenovus Energy, Inc.	484,664	6,129,667
Suncor Energy, Inc.	515,542	13,308,636

		19,438,303

Pharmaceuticals 0.3%
Concordia Healthcare Corp.	75,186	3,072,210

Road & Rail 0.6%
Canadian National Railway Co.	126,206	7,055,022

Textiles, Apparel & Luxury Goods 0.2%
Gildan Activewear, Inc.	59,730	1,698,185

		79,830,017

CHINA 3.6%
Auto Components 0.2%
Fuyao Glass Industry Group Co. Ltd., H Shares* (b)	786,800	1,889,677

Automobiles 0.9%
Geely Automobile Holdings Ltd.	4,135,000	2,184,965
Great Wall Motor Co., Ltd., H Shares	6,930,000	8,004,335

		10,189,300

Banks 0.6%
Industrial & Commercial Bank of China Ltd., H Shares	11,098,000	6,652,347

Internet Software & Services 1.1%
Baidu, Inc., ADR*	67,170	12,697,816

Real Estate Management & Development 0.2%
KWG Property Holding Ltd.	2,643,500	1,948,693

Semiconductors & Semiconductor Equipment 0.2%
Xinyi Solar Holdings Ltd.	4,118,000	1,669,490

Software 0.1%
Kingdee International Software Group Co. Ltd.	2,494,000	1,134,019

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Textiles, Apparel & Luxury Goods 0.3%
Shenzhou International Group Holdings Ltd.	479,000	$2,745,044

		38,926,386

DENMARK 3.8%
Beverages 1.4%
Carlsberg A/S, Class B	165,967	14,703,298

Biotechnology 0.3%
Genmab A/S*	25,484	3,388,455

Chemicals 0.1%
Chr Hansen Holding A/S	20,090	1,256,637

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	167,859	9,718,735

Road & Rail 0.4%
DSV A/S	123,490	4,861,019

Textiles, Apparel & Luxury Goods 0.7%
Pandora A/S	62,544	7,885,789

		41,813,933

FINLAND 0.2%
Leisure Products 0.2%
Amer Sports OYJ	77,590	2,265,305

FRANCE 4.6%
Aerospace & Defense 0.5%
Thales SA	71,930	5,383,941

Auto Components 0.2%
Plastic Omnium SA	63,310	2,012,421

Beverages 0.1%
Remy Cointreau SA	16,900	1,210,468

Commercial Services & Supplies 0.2%
Societe BIC SA	14,318	2,356,098

Diversified Telecommunication Services 0.3%
Iliad SA	14,579	3,475,317

Electrical Equipment 1.3%
Nexans SA*	56,226	2,051,956
Schneider Electric SE	204,789	11,632,825

		13,684,781

Electronic Equipment, Instruments & Components 0.2%
Ingenico Group SA	17,040	2,150,807

Energy Equipment & Services 0.1%
Technip SA	17,290	859,836

Media 1.5%
Publicis Groupe SA	247,415	16,451,948

Professional Services 0.2%
Teleperformance	27,840	2,340,995

		49,926,612

Common Stocks (continued)

	Shares	Market Value

GERMANY 8.4%
Air Freight & Logistics 0.7%
Deutsche Post AG REG	281,575	$7,872,220

Chemicals 0.5%
LANXESS AG	39,880	1,835,167
Symrise AG	47,590	3,150,384

		4,985,551

Diversified Financial Services 1.7%
Deutsche Boerse AG	216,735	19,051,265

Insurance 1.3%
Allianz SE REG	80,494	14,189,326

Internet & Catalog Retail 0.5%
Zalando SE* (b)	132,306	5,225,352

Machinery 0.2%
KION Group AG	39,300	1,948,797

Media 1.7%
ProSiebenSat.1 Media SE	324,511	16,372,008
Stroeer SE	39,874	2,503,524

		18,875,532

Semiconductors & Semiconductor Equipment 0.1%
SMA Solar Technology AG*	18,810	1,040,224

Software 1.5%
SAP SE	206,572	16,392,147

Wireless Telecommunication Services 0.2%
Drillisch AG	50,841	2,138,905

		91,719,319

HONG KONG 2.6%
Hotels, Restaurants & Leisure 0.8%
Galaxy Entertainment Group Ltd.	2,904,000	9,099,168

Industrial Conglomerates 1.8%
CK Hutchison Holdings Ltd.	1,424,588	19,149,210

		28,248,378

INDIA 0.1%
Machinery 0.1%
Ashok Leyland Ltd.	658,320	870,947

IRELAND 0.5%
Containers & Packaging 0.1%
Smurfit Kappa Group PLC	44,890	1,155,276

Industrial Conglomerates 0.4%
DCC PLC	50,840	4,247,274

		5,402,550

ISRAEL 2.2%
Pharmaceuticals 2.2%
Teva Pharmaceutical Industries Ltd., ADR	365,971	24,022,336

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY 0.3%
Aerospace & Defense 0.2%
Finmeccanica SpA*	135,130	$1,878,883

Banks 0.1%
FinecoBank Banca Fineco SpA	164,120	1,349,544

		3,228,427

JAPAN 10.5%
Auto Components 0.4%
Denso Corp.	92,800	4,434,494

Automobiles 1.3%
Mazda Motor Corp.	149,600	3,086,960
Toyota Motor Corp.	181,200	11,158,118

		14,245,078

Banks 0.2%
Suruga Bank Ltd.	125,300	2,582,256

Building Products 0.2%
TOTO Ltd.	69,000	2,424,110

Chemicals 0.4%
Teijin Ltd.	776,000	2,644,505
Tosoh Corp.	338,000	1,738,676

		4,383,181

Diversified Financial Services 0.3%
Financial Products Group Co., Ltd.	171,800	1,340,899
Japan Exchange Group, Inc.	145,200	2,269,734

		3,610,633

Electronic Equipment, Instruments & Components 0.8%
Keyence Corp.	11,224	6,168,768
TDK Corp.	37,300	2,388,839

		8,557,607

Food & Staples Retailing 0.3%
Sundrug Co., Ltd.	44,500	2,861,206

Food Products 0.4%
MEIJI Holdings Co., Ltd.	47,700	3,940,003

Health Care Equipment & Supplies 0.2%
Sysmex Corp.	39,000	2,501,643

Hotels, Restaurants & Leisure 0.2%
HIS Co., Ltd.	17,400	581,231
Skylark Co. Ltd.	106,900	1,381,264

		1,962,495

Household Durables 0.3%
Haseko Corp.	273,400	3,022,812

Internet Software & Services 1.4%
DeNA Co., Ltd.	49,200	769,308
Yahoo Japan Corp.	3,632,000	14,763,734

		15,533,042

Machinery 1.3%
FANUC Corp.	41,900	7,218,946

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
Komatsu Ltd.	416,900	$6,821,506

		14,040,452

Pharmaceuticals 0.5%
Ono Pharmaceutical Co., Ltd.	33,600	5,991,273

Professional Services 0.3%
Temp Holdings Co., Ltd.	185,400	2,873,820

Real Estate Management & Development 0.1%
Open House Co. Ltd.	73,900	1,419,116

Specialty Retail 0.2%
Gulliver International Co., Ltd.	253,800	2,529,785

Tobacco 1.6%
Japan Tobacco, Inc.	469,100	17,222,430

Transportation Infrastructure 0.1%
Japan Airport Terminal Co., Ltd.	24,100	1,066,885

		115,202,321

LUXEMBOURG 0.1%
Real Estate Management & Development 0.1%
Grand City Properties SA	59,030	1,364,453

MALAYSIA 0.1%
Marine 0.1%
MISC Bhd	560,400	1,218,326

MEXICO 1.8%
Beverages 0.6%
Fomento Economico Mexicano SAB de CV, ADR	68,131	6,291,898

Gas Utilities 0.1%
Infraestructura Energetica Nova SAB de CV	208,000	873,058

Media 1.1%
Grupo Televisa SAB, ADR	446,863	12,159,142

		19,324,098

NETHERLANDS 1.1%
Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell PLC, Class B	477,899	10,891,762

Professional Services 0.1%
USG People NV	64,244	1,195,192

		12,086,954

PORTUGAL 0.0%†
Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	41,400	538,713

SINGAPORE 2.8%
Banks 1.1%
United Overseas Bank Ltd.	891,462	12,290,422

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Semiconductors & Semiconductor Equipment 1.7%
Avago Technologies Ltd.	129,251	$18,760,782

		31,051,204

SOUTH KOREA 2.0%
Biotechnology 0.2%
Medy-Tox, Inc.	5,372	2,321,336

Food Products 0.1%
NongShim Co. Ltd.*	4,150	1,549,946

Household Products 0.3%
LG Household & Health Care Ltd.*	3,210	2,850,425

Insurance 0.3%
Hyundai Marine & Fire Insurance Co., Ltd.*	91,690	2,809,386

Technology Hardware, Storage & Peripherals 1.1%
Samsung Electronics Co., Ltd.	11,312	12,065,180

		21,596,273

SPAIN 1.9%
Diversified Telecommunication Services 0.2%
Cellnex Telecom SAU (b)	145,940	2,728,635

Electrical Equipment 0.3%
Gamesa Corp. Tecnologica SA	219,830	3,763,481

Hotels, Restaurants & Leisure 0.1%
Melia Hotels International SA (a)	106,254	1,403,492

Information Technology Services 1.1%
Amadeus IT Holding SA, Class A	240,579	10,603,435

Real Estate Investment Trusts (REITs) 0.2%
Merlin Properties Socimi SA	186,040	2,330,563

		20,829,606

SWEDEN 3.9%
Communications Equipment 1.0%
Telefonaktiebolaget LM Ericsson, Class B	1,170,083	11,281,128

Diversified Financial Services 1.2%
Investor AB, Class B	380,037	13,966,429

Electronic Equipment, Instruments & Components 0.1%
Fingerprint Cards AB, Class B*	10,610	736,300

Health Care Equipment & Supplies 0.8%
Getinge AB, Class B	325,918	8,537,507

Machinery 0.4%
Sandvik AB	450,372	3,925,896

Metals & Mining 0.2%
Boliden AB	126,280	2,115,720

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	69,730	1,006,161

Real Estate Management & Development 0.1%
Fastighets AB Balder, Class B*	55,248	1,360,137

		42,929,278

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND 7.7%
Capital Markets 2.5%
Julius Baer Group Ltd.*	250,106	$12,099,419
UBS Group AG REG	761,672	14,776,035

		26,875,454

Chemicals 1.3%
Syngenta AG REG	37,142	14,537,494

Commercial Services & Supplies 0.4%
dorma+kaba Holding AG, Class B REG	5,702	3,872,401

Food Products 0.1%
Chocoladefabriken Lindt & Spruengli AG	237	1,479,996

Life Sciences Tools & Services 0.3%
Lonza Group AG REG*	22,180	3,607,242

Pharmaceuticals 2.0%
Novartis AG REG	70,175	6,036,403
Roche Holding AG	58,237	16,137,962

		22,174,365

Textiles, Apparel & Luxury Goods 1.1%
Cie Financiere Richemont SA REG	87,285	6,247,245
Swatch Group AG (The) — Bearer Shares	16,352	5,678,477

		11,925,722

		84,472,674

TAIWAN 1.7%
Semiconductors & Semiconductor Equipment 1.6%
Hermes Microvision, Inc.	26,000	935,162
Taiwan Semiconductor Manufacturing Co., Ltd.	3,781,629	16,314,860

		17,250,022

Technology Hardware, Storage & Peripherals 0.1%
Catcher Technology Co., Ltd.	153,000	1,275,472

		18,525,494

THAILAND 0.9%
Banks 0.9%
Kasikornbank PCL, NVDR	2,360,400	9,811,230

TURKEY 0.6%
Banks 0.6%
Akbank TAS	3,075,562	7,052,341

UNITED KINGDOM 18.7%
Banks 0.9%
Lloyds Banking Group PLC	8,982,035	9,664,625

Capital Markets 0.6%
Aberdeen Asset Management PLC	1,552,564	6,615,823

Consumer Finance 0.3%
Provident Financial PLC	55,500	2,751,837

Health Care Equipment & Supplies 1.2%
Smith & Nephew PLC	716,989	12,778,229

15

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure 1.4%
Compass Group PLC	880,357	$15,255,022

Household Durables 0.2%
Persimmon PLC*	88,060	2,627,124

Insurance 0.4%
Direct Line Insurance Group PLC	409,720	2,455,908
St James’s Place PLC	120,879	1,791,629

		4,247,537

Internet & Catalog Retail 0.1%
ASOS PLC*	27,880	1,416,575

Internet Software & Services 0.3%
Auto Trader Group PLC* (b)	250,729	1,634,718
Just Eat PLC*	252,140	1,830,777

		3,465,495

IT Services 0.2%
Worldpay Group PLC* (b)	533,878	2,418,583

Media 7.7%
Informa PLC	911,487	8,237,513
RELX PLC	1,313,898	23,171,799
Rightmove PLC	18,390	1,117,561
Sky PLC	1,883,609	30,877,534
WPP PLC	923,418	21,240,258

		84,644,665

Multiline Retail 0.8%
Next PLC	79,605	8,547,258

Personal Products 1.0%
Unilever NV, CVA	246,670	10,750,892

Specialty Retail 1.4%
Howden Joinery Group PLC	359,480	2,785,267
Kingfisher PLC	2,505,727	12,136,449

		14,921,716

Tobacco 1.9%
British American Tobacco PLC	369,103	20,497,778

Trading Companies & Distributors 0.3%
Ashtead Group PLC	175,194	2,883,314

		203,486,473

Total Common Stocks (cost $945,721,689)		1,046,846,065

Repurchase Agreements 0.1%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $32,997, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $33,656. (c)(d)	$32,996	$32,996
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $1,569,518, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $1,600,848. (c)(d)	1,569,459	1,569,459

Total Repurchase Agreements (cost $1,602,455)		1,602,455

Total Investments (cost $947,324,144) (e) — 95.9%		1,048,448,520
Other assets in excess of liabilities — 4.1%		44,667,663

NET ASSETS — 100.0%		$1,093,116,183

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $1,538,479.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2015 was $13,896,965 which represents 1.27% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $1,602,455.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

16

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Growth Fund (Continued)

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

Bhd	Private Limited Company

CVA	Dutch Certificate

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi-Manager International Growth Fund
Assets:
Investments, at value* (cost $945,721,689)	$1,046,846,065
Repurchase agreements, at value (cost $1,602,455)	1,602,455

Total Investments, at value (total cost $947,324,144)	1,048,448,520

Cash	44,506,739
Foreign currencies, at value (cost $1,014,382)	1,007,185
Dividends receivable	730,669
Security lending income receivable	11,227
Receivable for investments sold	1,978,470
Receivable for capital shares issued	127,634
Reclaims receivable	1,247,041
Receivable for capital gain country tax	75,249
Prepaid expenses	1,859

Total Assets	1,098,134,593

Liabilities:
Payable for investments purchased	2,288,830
Payable for capital shares redeemed	138,943
Payable upon return of securities loaned (Note 2)	1,602,455
Payable for foreign tax withholding	44,489
Accrued expenses and other payables:
Investment advisory fees	789,522
Fund administration fees	29,703
Distribution fees	26,775
Administrative servicing fees	30,406
Accounting and transfer agent fees	2,235
Deferred capital gain country tax	5,215
Custodian fees	5,754
Compliance program costs (Note 3)	1,179
Professional fees	40,097
Printing fees	12,664
Other	143

Total Liabilities	5,018,410

Net Assets	$1,093,116,183

Represented by:
Capital	$966,271,564
Accumulated undistributed net investment income	5,776,260
Accumulated net realized gains from investments and foreign currency transactions	20,100,313
Net unrealized appreciation/(depreciation) from investments†	101,119,161
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(151,115)

Net Assets	$1,093,116,183

*	Includes value of securities on loan of $1,538,479 (Note 2).
†	Net of $5,215 of deferred capital gain country tax.

18

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi-Manager International Growth Fund
Net Assets:
Class I Shares	$91,842,445
Class II Shares	125,215,417
Class Y Shares	876,058,321

Total	$1,093,116,183

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	8,950,031
Class II Shares	12,229,450
Class Y Shares	85,398,874

Total	106,578,355

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.26
Class II Shares	$10.24
Class Y Shares	$10.26

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi-Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$26,072,263
Income from securities lending (Note 2)	107,418
Interest income	100,136
Other income	4,165
Foreign tax withholding	(1,775,459)

Total Income	24,508,523

EXPENSES:
Investment advisory fees	9,343,919
Fund administration fees	349,836
Distribution fees Class II Shares	342,025
Administrative servicing fees Class I Shares	151,350
Administrative servicing fees Class II Shares	205,216
Professional fees	126,822
Printing fees	30,265
Trustee fees	30,911
Custodian fees	41,633
Accounting and transfer agent fees	14,785
Compliance program costs (Note 3)	4,682
Other	28,432

Total Expenses	10,669,876

NET INVESTMENT INCOME	13,838,647

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	25,382,384
Net realized losses from foreign currency transactions (Note 2)	(642,473)

Net realized gains from investments and foreign currency transactions	24,739,911

Net change in unrealized appreciation/(depreciation) from investments††	(48,778,444)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(28,565)

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(48,807,009)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(24,067,098)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,228,451)

†	Net of capital gain country taxes of $36,365.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $353,749.

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$13,838,647	$15,107,312
Net realized gains from investments and foreign currency transactions	24,739,911	69,179,850
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(48,807,009)	(94,404,320)

Change in net assets resulting from operations	(10,228,451)	(10,117,158)

Distributions to Shareholders From:
Net investment income:
Class I	(699,722)	(1,179,241)
Class II (a)	–	–
Class II (b)	(169,442)	(3,341,856)
Class III (c)	–	(1,278,022)
Class Y	(9,004,739)	(17,346,433)
Net realized gains:
Class I	(5,816,302)	(5,786,366)
Class II (a)	–	–
Class II (b)	(7,817,747)	(7,981,337)
Class III (c)	–	–
Class Y	(53,122,009)	(40,970,689)

Change in net assets from shareholder distributions	(76,629,961)	(77,883,944)

Change in net assets from capital transactions	152,819,273	82,085,949

Change in net assets	65,960,861	(5,915,153)

Net Assets:
Beginning of year	1,027,155,322	1,033,070,475

End of year	$1,093,116,183	$1,027,155,322

Accumulated undistributed (distributions in excess of) net investment income at end of year	$5,776,260	$(390,168)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,052,500	$5,412,024
Proceeds from shares issued from class conversion	—	112,670,019
Dividends reinvested	6,516,024	6,965,607
Cost of shares redeemed	(14,313,953)	(11,921,449)

Total Class I Shares	(5,745,429)	113,126,201

Class II Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	–
Cost of shares redeemed	–	(12,243)

Total II Shares	–	(12,243)

Class II Shares (b)
Proceeds from shares issued	9,527,334	9,030,341
Dividends reinvested	7,987,189	11,323,193
Cost of shares redeemed	(26,276,072)	(33,287,882)

Total Class II Shares	(8,761,549)	(12,934,348)

(a)	Effective February 7, 2014, Class II Shares were liquidated.
(b)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
(c)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

21

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class III Shares (c)
Proceeds from shares issued	$–	$554,936
Dividends reinvested	–	1,278,022
Cost of shares redeemed in class conversion	–	(112,670,019)
Cost of shares redeemed	–	(4,837,860)

Total Class III Shares	–	(115,674,921)

Class Y Shares
Proceeds from shares issued	123,043,761	70,238,173
Dividends reinvested	62,126,748	58,317,122
Cost of shares redeemed	(17,844,258)	(30,974,035)

Total Class Y Shares	167,326,251	97,581,260

Change in net assets from capital transactions	$152,819,273	$82,085,949

SHARE TRANSACTIONS:
Class I Shares
Issued	180,484	448,685
Issued in class conversion	–	9,334,793
Reinvested	651,738	597,387
Redeemed	(1,288,569)	(991,612)

Total Class I Shares	(456,347)	9,389,253

Class II Shares (a)
Issued	–	–
Reinvested	–	–
Redeemed	–	(1,046)

Total Class II Shares	–	(1,046)

Class II Shares (b)
Issued	897,614	787,207
Reinvested	802,463	970,488
Redeemed	(2,352,676)	(2,803,071)

Total Class II Shares	(652,599)	(1,045,376)

Class III Shares (c)
Issued	–	46,188
Reinvested	–	105,709
Redeemed in class conversion	–	(9,350,209)
Redeemed	–	(402,753)

Total Class III Shares	–	(9,601,065)

Class Y Shares
Issued	10,427,008	5,943,436
Reinvested	6,206,259	4,972,749
Redeemed	(1,607,138)	(2,561,918)

Total Class Y Shares	15,026,129	8,354,267

Total change in shares	13,917,183	7,096,033

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 7, 2014, Class II Shares were liquidated.
(b)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
(c)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses toAverage Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2015 (b)	$11.09	0.13	(0.21)	(0.08)	(0.08)	(0.67)	(0.75)	–	$10.26	(0.49%	)	$91,842,445	1.05%	1.17%	1.05%	53.94%
Year Ended December 31, 2014 (b)	$12.08	0.19	(0.27)	(0.08)	(0.27)	(0.64)	(0.91)	–	$11.09	(1.01%	)	$104,272,719	1.05%	1.57%	1.05%	51.01%
Year Ended December 31, 2013 (b)	$10.08	0.12	2.03	2.15	(0.15)	–	(0.15)	–	$12.08	21.36%		$206,920	1.03%	1.08%	1.03%	57.20%
Year Ended December 31, 2012 (b)	$8.76	0.11	1.28	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%		$80,739	0.91%	1.20%	0.91%	56.29%
Year Ended December 31, 2011 (b)	$9.78	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.76	(9.32%	)	$20,958	1.04%	1.47%	1.04%	60.60%

Class II Shares (c)
Year Ended December 31, 2015 (b)	$11.02	0.10	(0.20)	(0.10)	(0.01)	(0.67)	(0.68)	–	$10.24	(0.65%	)	$125,215,417	1.30%	0.91%	1.30%	53.94%
Year Ended December 31, 2014 (b)	$12.04	0.14	(0.26)	(0.12)	(0.26)	(0.64)	(0.90)	–	$11.02	(1.35%	)	$141,982,114	1.30%	1.15%	1.30%	51.01%
Year Ended December 31, 2013 (b)	$10.04	0.11	2.00	2.11	(0.11)	–	(0.11)	–	$12.04	21.08%		$167,668,471	1.31%	1.02%	1.31%	57.20%
Year Ended December 31, 2012 (b)	$8.72	0.09	1.26	1.35	(0.03)	–	(0.03)	–	$10.04	15.52%		$163,124,644	1.31%	0.95%	1.31%	56.29%
Year Ended December 31, 2011 (b)	$9.74	0.12	(1.04)	(0.92)	(0.10)	–	(0.10)	–	$8.72	(9.62%	)	$168,494,297	1.31%	1.21%	1.31%	60.60%

Class Y Shares
Year Ended December 31, 2015 (b)	$11.10	0.15	(0.21)	(0.06)	(0.11)	(0.67)	(0.78)	–	$10.26	(0.30%	)	$876,058,321	0.90%	1.31%	0.90%	53.94%
Year Ended December 31, 2014 (b)	$12.08	0.18	(0.25)	(0.07)	(0.27)	(0.64)	(0.91)	–	$11.10	(0.88%	)	$780,900,489	0.90%	1.52%	0.90%	51.01%
Year Ended December 31, 2013 (b)	$10.08	0.15	2.01	2.16	(0.16)	–	(0.16)	–	$12.08	21.48%		$749,362,850	0.91%	1.39%	0.91%	57.20%
Year Ended December 31, 2012 (b)	$8.76	0.12	1.27	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%		$594,737,575	0.91%	1.32%	0.91%	56.29%
Year Ended December 31, 2011 (b)	$9.78	0.15	(1.03)	(0.88)	(0.14)	–	(0.14)	–	$8.76	(9.20%	)	$485,228,366	0.91%	1.55%	0.91%	60.60%

Amounts designated as “–” are zero or have been rounded to zero

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.
(c)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

25

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$7,262,824	$—	$7,262,824
Air Freight & Logistics	—	7,872,220	—	7,872,220
Airlines	—	6,822,995	—	6,822,995
Auto Components	—	8,336,592	—	8,336,592
Automobiles	—	24,434,378	—	24,434,378
Banks	—	53,769,294	—	53,769,294
Beverages	6,291,898	30,328,504	—	36,620,402
Biotechnology	—	15,106,735	—	15,106,735
Building Products	—	2,424,110	—	2,424,110
Capital Markets	—	33,491,277	—	33,491,277
Chemicals	—	25,162,863	—	25,162,863
Commercial Services & Supplies	—	13,705,602	—	13,705,602
Communications Equipment	—	11,281,128	—	11,281,128
Consumer Finance	—	2,751,837	—	2,751,837
Containers & Packaging	—	18,026,058	—	18,026,058
Diversified Financial Services	14,405,601	36,628,327	—	51,033,928
Diversified Telecommunication Services	—	6,203,952	—	6,203,952
Electrical Equipment	—	17,448,262	—	17,448,262
Electronic Equipment, Instruments & Components	—	11,444,714	—	11,444,714
Energy Equipment & Services	—	859,836	—	859,836
Food & Staples Retailing	—	3,399,919	—	3,399,919
Food Products	4,682,895	7,955,659	—	12,638,554
Gas Utilities	873,058	—	—	873,058
Health Care Equipment & Supplies	—	23,817,379	—	23,817,379
Hotels, Restaurants & Leisure	—	32,484,919	—	32,484,919
Household Durables	—	5,649,936	—	5,649,936
Household Products	—	2,850,425	—	2,850,425
Industrial Conglomerates	—	23,396,484	—	23,396,484
Information Technology Services	21,976,420	10,603,435	—	32,579,855
Insurance	15,526,396	21,246,249	—	36,772,645
Internet & Catalog Retail	—	6,641,927	—	6,641,927
Internet Software & Services	14,000,716	18,998,537	—	32,999,253
Leisure Products	—	2,265,305	—	2,265,305
Life Sciences Tools & Services	—	3,607,242	—	3,607,242
Machinery	—	20,786,092	—	20,786,092
Marine	—	1,218,326	—	1,218,326
Media	15,923,535	119,972,145	—	135,895,680
Metals & Mining	1,509,879	2,115,720	—	3,625,599
Multiline Retail	2,308,017	8,547,258	—	10,855,275
Oil, Gas & Consumable Fuels	19,438,303	11,897,923	—	31,336,226
Personal Products	10,750,892	—	—	10,750,892
Pharmaceuticals	27,094,546	41,066,147	—	68,160,693
Professional Services	—	6,410,007	—	6,410,007
Real Estate Investment Trusts (REITs)	—	2,330,563	—	2,330,563
Real Estate Management & Development	—	6,092,399	—	6,092,399
Road & Rail	7,055,022	13,190,494	—	20,245,516
Semiconductors & Semiconductor Equipment	18,760,782	19,959,736	—	38,720,518
Software	—	17,526,166	—	17,526,166

26

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets (continued)
Common Stocks (continued)
Specialty Retail	$—	$17,451,501	$—	$17,451,501
Technology Hardware, Storage & Peripherals	—	13,340,652	—	13,340,652
Textiles, Apparel & Luxury Goods	1,698,185	22,556,555	—	24,254,740
Tobacco	—	37,720,208	—	37,720,208
Trading Companies & Distributors	—	2,883,314	—	2,883,314
Transportation Infrastructure	—	1,066,885	—	1,066,885
Wireless Telecommunication Services	—	2,138,905	—	2,138,905
Total Common Stocks	$182,296,145	$864,549,920	$—	$1,046,846,065
Repurchase Agreements	—	1,602,455	—	1,602,455
Total	$182,296,145	$866,152,375	$—	$1,048,448,520

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the year ended December 31, 2015, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer and at December 31, 2015, was $11,230,461 and $14,776,035, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At December 31, 2015, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)	During the year ended December 31, 2015, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at December 31, 2015, was $8,721,182 and $10,750,892, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At December 31, 2015, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

27

Notes to Financial Statements (Continued)

December 31, 2015

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $1,602,455, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the

28

Notes to Financial Statements (Continued)

December 31, 2015

proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$32,996	$—	$32,996	$(32,996)	$—
Nomura Securities International, Inc.	1,569,459	—	1,569,459	(1,569,459)	—
Total	$1,602,455	$—	$1,602,455	$(1,602,455)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

29

Notes to Financial Statements (Continued)

December 31, 2015

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, realized India capital gains tax, realized Thai capital gains tax, and partnership distributions. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments, forward and foreign currency transactions
$—	$2,201,684	$(2,201,684)

Amount designated as “—” is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

30

Notes to Financial Statements (Continued)

December 31, 2015

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

For the year ended December 31, 2015, the Fund’s effective advisory fee rate was 0.85%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.96% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

31

Notes to Financial Statements (Continued)

December 31, 2015

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $349,836 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $4,682.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $356,566.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $3,173.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow

32

Notes to Financial Statements (Continued)

December 31, 2015

up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $668,541,359 and sales of $558,879,103 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on

33

Notes to Financial Statements (Continued)

December 31, 2015

the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $15,684 of brokerage commissions.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,873,903	$66,756,058	$76,629,961	$—	$76,629,961

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$39,460,242	$38,423,702	$77,883,944	$—	$77,883,944

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$9,759,559	$23,239,442	$32,999,001	$—	$93,845,618	$126,844,619

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$954,449,716	$169,587,978	$(75,589,174)	$93,998,804

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

35

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund designates $66,756,058 or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $26,070,884 or $0.2446 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $1,956,381 or $0.0184 per outstanding share.

36

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

37

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

38

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

39

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

41

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

42

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

43

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

44

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

45

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

46

Annual Report

December 31, 2015

NVIT Multi-Manager International Value Fund

AR-MM-IV 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.
Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager International Value Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager International Value Fund (Class IV) registered -5.09% versus -5.68% for its benchmark, the MSCI EAFE® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Large-Cap Value Funds (consisting of 26 funds as of December 31, 2015) was -3.87% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Dimensional Fund Advisors LP and JPMorgan Investment Management Inc.

The following commentary is provided by Dimensional Fund Advisors LP

In US dollar terms, developed ex US markets posted negative returns for the year, ahead of emerging markets but trailing the US. Using the MSCI World ex USA IMI Index (net dividends) as a proxy, developed ex US markets registered -2.0%, as compared to +0.5% for the Russell 3000 Index and -13.9% for the MSCI Emerging Markets IMI Index (net dividends).

The US dollar appreciated against most of the major developed market currencies, particularly the Canadian dollar and Norwegian krone. Overall, currency fluctuations had a negative impact on US dollar-denominated returns of developed ex US equities. Energy and materials underperformed, while consumer staples and healthcare names had the strongest relative performance.

During the one year period, the primary detractor from relative performance was the Fund’s inclusion of Canada, which was down approximately 25% and is not included in the MSCI EAFE Value Index. The Fund’s general exclusion of highly regulated utilities also detracted from relative performance, as these securities were amongst the best performing sectors for the year. To a lesser extent, the Fund’s emphasis on value stocks with high profitability also detracted from relative performance as high profitability companies underperformed low profitability companies within value stocks.

In contrast, several aspects of implementation contributed to relative performance for the year. First, the Fund emphasizes lower price-to-book financial stocks than the benchmark due to a deeper value focus within the sector. Deep value financial stocks outperformed more moderate financial stocks which benefited the Fund. In addition, the Fund’s greater weight than that of the index in mid cap stocks contributed positively to relative performance, as mid cap stocks generally outperformed larger market cap stocks during the year.

Country allocations also contributed positively outside of the Fund’s allocation to Canada. Differences in country weights are driven primarily by differences in methodology between the Fund and its benchmark. As a result of methodology differences, the Fund had lower weights in the U.K. and Spain, both of which underperformed. Lastly, the momentum overlay applied to the Fund was beneficial. Sales of stocks exhibiting positive momentum were delayed and the Fund benefited from continuing to hold stocks with positive momentum.

Portfolio Managers: Joseph H. Chi, CFA; Jed S. Fogdall; Henry F. Gray; Mary Phillips, CFA*; Bhanu P. Singh*; and Karen Umland, CFA

The following commentary is provided by JPMorgan Investment Management Inc.

Stock selection in telecommunication services and banks were the largest contributors. Stock selection in health care and basic industries detracted. Regionally, stock selection in Europe,

*	As of August 2015.

4

Fund Commentary (con’t.)	NVIT Multi-Manager International Value Fund

including the U.K., and an underweight allocation in the Pacific Rim aided relative returns. An allocation in emerging markets and stock selection in Japan hurt.

NTT DoCoMo, Inc., the Japanese telecommunication services provider, outperformed as the company reported strong quarterly results with over 20% profit growth. Compared with its fiscal year 2015 guidance, management indicated further upside from cost controls in the company’s regional/mobile communication segments, suggesting potential upside to operating profit guidance for the 12 months.

ArcelorMittal, the Dutch steel producer, saw shares fall as steel prices continued to be under pressure. While we think many indicators suggest the steel market is at or past the bottom, the greatest risk to earnings remains steel price weakness, and the greatest risk for steel price weakness is what we view as excessive Chinese export levels. We expect iron ore to stabilize, and a restock to emerge in the U.S. and Europe in 2016, which should see earnings recover if Chinese exports subside. Potential restructurings and cost-cutting can further improve earnings potential. We think that protectionism is likely to continue as a major theme, especially in the U.S. market.

We have seen some deceleration in growth in the U.S. and the U.K. recently, but, given how far the recoveries in those countries have come, this is not surprising. On the whole, the expansions in both countries appear to remain on a firm footing.

Europe has built up some momentum. Manufacturing activity and bank lending is picking up as confidence and labor market conditions are gradually improving. The pace of growth remains modest, and European Central Bank policies will play a big role in keeping the recovery on track. Lower energy prices and a weaker euro should provide a tailwind for corporate profits and there is a good deal of operating leverage inherent in many of these companies. They simply require a bit more growth to unlock it.

In Japan, macro conditions remain sluggish, prompting the government to propose additional stimuli. As mentioned earlier, we are seeing some promising signs at the micro level. A weaker currency has boosted corporate profits. That in turn is helping fuel capital expenditures and some larger companies have started to raise wages. We are also witnessing positive changes among Japanese corporations, with a growing number of companies promising to raise profitability, improve transparency and increase returns to shareholders.

Emerging markets are a slightly different story. Low commodity prices and higher U.S. interest rates pose very real challenges for many emerging economies. It is worth noting that emerging markets are not a homogenous group (for example, Taiwan is very different from South Africa) and, despite any short-term challenges, as a group, these countries will continue to account for much of the world’s growth for the foreseeable future.

China’s economy is decelerating, but even as “old” manufacturing industries (e.g., steel making) show signs of withering, others (e.g., service industries and e-commerce) are rising up to take their place. Authorities recently lowered their minimum growth targets, suggesting they realize that an economy as large as theirs cannot continue to sustain the kind of growth it historically achieved. Nonetheless, they are taking steps to prevent a “hard landing” and ensure that the economy continues to grow at a decent pace.

We continue to focus on our strength, which is stock selection, utilizing our proprietary in-house research capabilities to identify the most attractive ‘value’ names within each sector.

Derivatives were held during the period. The sleeve utilizes forwards to reduce currency deviations from the benchmark as a means of risk management. There is minimal impact on account performance.

5

Fund Commentary (con’t.)	NVIT Multi-Manager International Value Fund

Portfolio Managers: Jeroen Huysinga; Georgina Perceval Maxwell; and Gerd Woort-Menker

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Multi-Manager International Value Fund

Asset Allocation†

Common Stocks	97.8%
Repurchase Agreements	4.8%
Preferred Stocks	1.0%
Rights††	0.0%
Liabilities in excess of other assets	(3.6)%
100.0%

Top Industries†††

Banks	19.2%
Oil, Gas & Consumable Fuels	9.8%
Insurance	8.6%
Automobiles	8.0%
Pharmaceuticals	4.4%
Metals & Mining	4.0%
Diversified Telecommunication Services	3.3%
Wireless Telecommunication Services	3.3%
Real Estate Management & Development	2.7%
Trading Companies & Distributors	1.9%
Other Industries*	34.8%
100.0%

Top Holdings†††

Vodafone Group PLC	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.5%
Daimler AG	2.1%
TOTAL SA	2.0%
AXA SA	1.7%
BP PLC, ADR	1.6%
Toyota Motor Corp.	1.5%
BNP Paribas SA	1.4%
HSBC Holdings PLC, ADR	1.4%
Nippon Telegraph & Telephone Corp.	1.3%
Other Holdings*	81.9%
100.0%

Top Countries†††

Japan	21.7%
United Kingdom	16.5%
France	10.8%
Germany	7.8%
Switzerland	7.1%
Netherlands	6.0%
Canada	3.4%
Italy	3.3%
Australia	3.3%
Sweden	2.3%
Other Countries*	17.8%
100.0%

Objective

The Fund seeks long-term capital appreciation.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class IV) registered -5.09%, outperforming the benchmark by 0.59% and underperforming the Lipper peer category median by 1.22%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Multi-Manager International Value Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	(5.12)%	0.49%	(0.43)%
Class II	(5.34)%	0.25%	(0.68)%
Class IV	(5.09)%	0.50%	(0.43)%
Class Y2	(5.01)%	0.63%	(0.32)%
MSCI EAFE® Value Index	(5.68)%	2.55%	1.96%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of Class Y shares (March 27, 2008), are based on the performance of the Class IV shares of the Fund Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced, because all classes of shares invest in the same portfolio of securities. Class Y shares annual returns have not been restated to reflect lower expenses for that class than apply to Class IV shares.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.93%	0.91%
Class II	1.18%	1.16%
Class IV	0.93%	0.91%
Class Y	0.78%	0.76%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

8

Fund Performance (con’t.)	NVIT Multi-Manager International Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT Multi-Manager International Value Fund versus performance of the MSCI EAFE® Value Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Value Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	894.70	4.39	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.57	4.69	0.92
Class II Shares	Actual	(a)	1,000.00	893.00	5.58	1.17
	Hypothetical	(a)(b)	1,000.00	1,019.31	5.96	1.17
Class IV Shares	Actual	(a)	1,000.00	895.00	4.39	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.57	4.69	0.92
Class Y Shares	Actual	(a)	1,000.00	894.90	3.68	0.77
	Hypothetical	(a)(b)	1,000.00	1,021.32	3.92	0.77

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2015

NVIT Multi-Manager International Value Fund

Common Stocks 97.8%

	Shares	Market Value

AUSTRALIA 3.4%
Airlines 0.0%†
Qantas Airways Ltd.*	114,233	$338,595

Banks 1.1%
Australia & New Zealand Banking Group Ltd.	462,135	9,325,789
Bank of Queensland Ltd.	32,574	328,595
Bendigo & Adelaide Bank Ltd.	62,280	538,713
National Australia Bank Ltd.	4,326	94,401

		10,287,498

Beverages 0.1%
Treasury Wine Estates Ltd.	102,708	616,674

Capital Markets 0.1%
Macquarie Group Ltd.	22,833	1,365,938

Chemicals 0.1%
Incitec Pivot Ltd.	243,627	696,148
Orica Ltd. (a)	31,773	355,976

		1,052,124

Construction Materials 0.0%†
Boral Ltd.	109,893	469,853

Food & Staples Retailing 0.2%
Wesfarmers Ltd.	79,883	2,408,319

Hotels, Restaurants & Leisure 0.1%
Star Entertainment Grp Ltd. (The)	115,595	424,169
Tabcorp Holdings Ltd.	20,753	70,660
Tatts Group Ltd.	237,948	755,457

		1,250,286

Insurance 0.2%
QBE Insurance Group Ltd.	95,777	871,109
Suncorp Group Ltd.	165,457	1,452,712

		2,323,821

Metals & Mining 0.8%
Alumina Ltd.	297,894	248,605
BHP Billiton Ltd.	416,195	5,356,248
BHP Billiton Ltd., ADR (a)	19,238	495,571
Fortescue Metals Group Ltd. (a)	173,554	233,559
Newcrest Mining Ltd.*	180,606	1,708,934
South32 Ltd., ADR*	7,695	29,356
South32 Ltd.* (a)	240,606	184,834

		8,257,107

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	56,337	170,303

Oil, Gas & Consumable Fuels 0.6%
Oil Search Ltd.	355,683	1,731,235
Origin Energy Ltd.	241,087	815,532
Santos Ltd.	238,618	635,551
Woodside Petroleum Ltd.	153,487	3,197,743

		6,380,061

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Real Estate Management & Development 0.0%†
LendLease Group	21,405	$220,847

Road & Rail 0.1%
Asciano Ltd.	154,640	983,154
Aurizon Holdings Ltd.	81,070	257,365

		1,240,519

		36,381,945

AUSTRIA 0.0%†
Banks 0.0%†
Erste Group Bank AG*	2,617	81,887
Raiffeisen Bank International AG*	4,219	61,830

		143,717

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	12,577	357,001

		500,718

BELGIUM 1.7%
Banks 0.8%
KBC Groep NV	124,314	7,772,878

Beverages 0.4%
Anheuser-Busch InBev NV	31,432	3,911,626

Chemicals 0.2%
Solvay SA	14,530	1,550,775
Umicore SA	14,163	593,942

		2,144,717

Diversified Telecommunication Services 0.0%†
Proximus SADP	11,959	389,157

Food & Staples Retailing 0.2%
Colruyt SA	5,655	290,912
Delhaize Group	20,723	2,016,899

		2,307,811

Insurance 0.1%
Ageas	32,002	1,485,337

Pharmaceuticals 0.0%†
UCB SA	4,699	424,146

		18,435,672

CANADA 3.5%
Banks 0.4%
Bank of Montreal	70,545	3,980,149

Construction & Engineering 0.0%†
SNC-Lavalin Group, Inc.	5,800	172,361
WSP Global, Inc.	1,700	52,227

		224,588

Diversified Financial Services 0.0%†
TMX Group Ltd.	1,627	42,083

11

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	45,286	$842,424

Food Products 0.0%†
Maple Leaf Foods, Inc.	8,600	147,674

Independent Power and Renewable Electricity Producers 0.0%†
TransAlta Corp. (a)	56,554	200,679

Insurance 0.7%
Fairfax Financial Holdings Ltd.	4,217	2,002,016
Industrial Alliance Insurance & Financial Services, Inc.	14,589	465,283
Manulife Financial Corp.	90,724	1,359,046
Manulife Financial Corp.	185,684	2,783,180
Sun Life Financial, Inc.	43,863	1,367,846

		7,977,371

Metals & Mining 0.5%
Agnico Eagle Mines Ltd.	40,833	1,073,091
Agnico Eagle Mines Ltd.	515	13,537
Barrick Gold Corp.	150,271	1,109,000
Barrick Gold Corp.	14,212	105,175
Eldorado Gold Corp.	80,885	239,668
First Quantum Minerals Ltd. (a)	86,792	324,913
Goldcorp, Inc. (a)	64,555	746,256
Goldcorp, Inc.	12,467	144,068
Kinross Gold Corp.*	177,200	321,437
Lundin Mining Corp.* (a)	42,500	116,716
Silver Wheaton Corp.	14,935	185,649
Silver Wheaton Corp.	26,609	330,484
Teck Resources Ltd., Class B (a)	93,000	358,907
Turquoise Hill Resources Ltd.*	55,361	140,433
Yamana Gold, Inc. (a)	121,979	226,556

		5,435,890

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	9,526	813,465

Oil, Gas & Consumable Fuels 1.6%
AltaGas Ltd.	1,100	24,565
Cameco Corp. (a)	48,272	595,507
Canadian Natural Resources Ltd.	202,959	4,430,594
Canadian Oil Sands Ltd.	42,798	255,792
Cenovus Energy, Inc.	60,905	768,621
Crescent Point Energy Corp.	19,087	222,364
Crescent Point Energy Corp. (a)	83,517	972,967
Encana Corp.	109,018	554,902
Encana Corp.	114,105	579,720
Enerplus Corp.	1,569	5,386
Husky Energy, Inc.	63,965	661,516
MEG Energy Corp.* (a)	31,944	185,149
Suncor Energy, Inc.	15,377	396,727
Suncor Energy, Inc.	251,700	6,497,595
Tourmaline Oil Corp.*	26,736	431,849
Whitecap Resources, Inc. (a)	44,089	288,999

		16,872,253

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Technology Hardware, Storage & Peripherals 0.1%
BlackBerry Ltd.*	9,511	$88,262
BlackBerry Ltd.* (a)	75,624	701,751

		790,013

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc. (a)	5,200	99,964

Trading Companies & Distributors 0.0%†
Finning International, Inc.	13,160	177,660

		37,604,213

CHINA 0.8%
Banks 0.4%
Industrial & Commercial Bank of China Ltd., H Shares	6,368,000	3,817,098

Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.	509,000	193,715

Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	4,526,000	4,710,552

		8,721,365

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Pacific Exploration and Production Corp.* (a)	21,385	26,428

DENMARK 1.0%
Banks 0.1%
Danske Bank A/S	32,602	874,787
Jyske Bank A/S REG*	4,464	201,914

		1,076,701

Beverages 0.2%
Carlsberg A/S, Class B	21,989	1,948,043

Building Products 0.0%†
Rockwool International A/S, Class B	239	33,594

Commercial Services & Supplies 0.0%†
ISS A/S	13,955	503,032

Diversified Telecommunication Services 0.1%
TDC A/S	147,065	732,243

Electrical Equipment 0.3%
Vestas Wind Systems A/S	39,016	2,724,831

Marine 0.2%
AP Moeller - Maersk A/S, Class A	528	679,913
AP Moeller - Maersk A/S, Class B	1,340	1,747,769

		2,427,682

Pharmaceuticals 0.0%†
H. Lundbeck A/S*	9,087	310,278

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Road & Rail 0.1%
DSV A/S	26,139	$1,028,927

		10,785,331

FINLAND 2.1%
Communications Equipment 0.9%
Nokia OYJ	1,364,276	9,651,600

Electric Utilities 0.1%
Fortum OYJ	53,476	805,693

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	126,748

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	12,407	370,298

Paper & Forest Products 1.1%
Stora Enso OYJ, Class R	126,639	1,145,088
UPM-Kymmene OYJ	565,446	10,497,685

		11,642,773

		22,597,112

FRANCE 11.2%
Aerospace & Defense 1.0%
Airbus Group SE	89,099	6,004,149
Thales SA	59,373	4,444,053

		10,448,202

Air Freight & Logistics 0.0%†
Bollore SA	92,495	430,993

Auto Components 0.1%
Cie Generale des Etablissements Michelin	11,192	1,065,284

Automobiles 1.2%
Peugeot SA*	97,306	1,705,669
Renault SA	112,038	11,214,499

		12,920,168

Banks 2.5%
BNP Paribas SA	270,150	15,284,365
Credit Agricole SA	68,463	806,778
Natixis SA	126,093	713,319
Societe Generale SA	210,123	9,682,920

		26,487,382

Building Products 0.5%
Cie de Saint-Gobain	112,841	4,889,996

Chemicals 0.0%†
Arkema SA	5,356	374,913

Construction & Engineering 0.1%
Bouygues SA	30,737	1,218,742

Diversified Telecommunication Services 0.5%
Orange SA	321,387	5,375,433

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electric Utilities 0.0%†
Electricite de France SA	31,015	$456,773

Food & Staples Retailing 0.0%†
Casino Guichard Perrachon SA (a)	10,148	466,206

Information Technology Services 0.5%
Cap Gemini SA	56,329	5,226,521

Insurance 1.9%
AXA SA	709,365	19,382,387
CNP Assurances	25,818	348,268
SCOR SE	20,172	754,791

		20,485,446

Media 0.0%†
Lagardere SCA	6,485	193,522

Multi-Utilities 0.4%
Engie SA	238,919	4,232,025

Oil, Gas & Consumable Fuels 2.1%
TOTAL SA	506,274	22,696,970

Real Estate Investment Trusts (REITs) 0.3%
Unibail-Rodamco SE	13,470	3,420,454

Trading Companies & Distributors 0.1%
Rexel SA	48,173	641,461

		121,030,491

GERMANY 7.3%
Airlines 0.1%
Deutsche Lufthansa AG REG*	52,683	829,813

Automobiles 3.2%
Bayerische Motoren Werke AG	110,323	11,622,695
Daimler AG REG	282,477	23,602,088
Volkswagen AG	4,865	747,589

		35,972,372

Banks 0.1%
Commerzbank AG*	105,912	1,092,861

Capital Markets 0.3%
Deutsche Bank AG REG	110,312	2,678,891
Deutsche Bank AG REG (a)	16,392	395,867

		3,074,758

Chemicals 0.1%
K+S AG REG (a)	29,615	754,920
Wacker Chemie AG (a)	256	21,404

		776,324

Construction Materials 0.5%
HeidelbergCement AG	59,658	4,861,981

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	63,512	335,006

Electrical Equipment 0.0%†
OSRAM Licht AG	2,478	103,528

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Food & Staples Retailing 0.1%
METRO AG	24,570	$782,735

Insurance 1.1%
Allianz SE REG	51,850	9,140,017
Hannover Rueck SE	2,307	263,435
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	11,114	2,214,322
Talanx AG	11,726	360,628

		11,978,402

Multi-Utilities 0.2%
E.ON SE	145,104	1,393,290
RWE AG	36,773	463,611

		1,856,901

Pharmaceuticals 0.7%
Bayer AG REG	62,967	7,863,973

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	342,936	4,999,566

Trading Companies & Distributors 0.4%
Brenntag AG	84,845	4,421,083

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,934	378,424

		79,327,727

HONG KONG 2.1%
Airlines 0.0%†
Cathay Pacific Airways Ltd. (a)	153,000	263,260

Banks 0.0%†
Bank of East Asia Ltd. (The)	28,600	106,091

Capital Markets 0.0%†
Guoco Group, Ltd.	4,000	43,691

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The) (a)	11,500	12,821
Shangri-La Asia Ltd.	300,000	292,105

		304,926

Industrial Conglomerates 0.8%
CK Hutchison Holdings Ltd.	545,876	7,337,626
Hopewell Holdings Ltd.	67,500	241,822
NWS Holdings Ltd. (a)	152,173	227,155

		7,806,603

Marine 0.0%†
Orient Overseas International Ltd.	37,500	179,493

Real Estate Management & Development 1.3%
China Overseas Land & Investment Ltd. (a)	1,182,000	4,114,972
Hang Lung Group Ltd.	92,000	298,348
Hang Lung Properties Ltd.	396,000	897,280
Henderson Land Development Co., Ltd. (a)	43,298	264,118

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Kerry Properties Ltd.	153,000	$416,369
New World Development Co., Ltd.	1,447,232	1,421,093
Sino Land Co., Ltd.	295,436	430,378
Sun Hung Kai Properties Ltd.	189,221	2,274,359
Swire Pacific Ltd., Class A	108,000	1,206,373
Swire Pacific Ltd., Class B	122,500	249,233
Wharf Holdings Ltd. (The)	113,000	623,023
Wheelock & Co., Ltd.	190,000	797,275

		12,992,821

Road & Rail 0.0%†
MTR Corp., Ltd.	99,453	491,081

Trading Companies & Distributors 0.0%†
Noble Group Ltd. (a)	1,237,400	345,873

		22,533,839

IRELAND 0.9%
Airlines 0.4%
Ryanair Holdings PLC, ADR	55,673	4,813,487

Banks 0.1%
Bank of Ireland*	2,575,395	942,995

Construction Materials 0.0%†
CRH PLC, ADR	5,211	150,181

Pharmaceuticals 0.4%
Shire PLC	57,028	3,912,543

		9,819,206

ISRAEL 0.7%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	511	44,986

Banks 0.2%
Bank Hapoalim BM	203,513	1,050,536
Bank Leumi Le-Israel BM*	192,026	665,814
Mizrahi Tefahot Bank Ltd.	16,106	192,362

		1,908,712

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	82,494	5,414,906

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	1,586	59,083

		7,427,687

ITALY 3.4%
Banks 1.2%
Banca Monte dei Paschi di Siena SpA*	55,671	73,698
Banco Popolare SC*	36,325	500,570
Intesa Sanpaolo SpA	2,353,068	7,814,540
UniCredit SpA	620,415	3,430,083
Unione di Banche Italiane SpA	140,304	937,435

		12,756,326

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Diversified Telecommunication Services 0.7%
Telecom Italia SpA*	5,562,171	$7,049,020

Electric Utilities 0.8%
Enel SpA	2,153,046	9,028,379

Insurance 0.4%
Assicurazioni Generali SpA	261,524	4,777,178

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	187,857	2,791,217

		36,402,120

JAPAN 22.6%
Air Freight & Logistics 0.5%
Yamato Holdings Co., Ltd.	252,800	5,356,360

Airlines 0.5%
Japan Airlines Co., Ltd.	151,600	5,426,204

Auto Components 0.5%
Aisin Seiki Co., Ltd.	31,600	1,360,013
Calsonic Kansei Corp.	13,000	114,609
NHK Spring Co., Ltd.	23,500	235,618
NOK Corp.	17,000	397,134
Sumitomo Electric Industries Ltd.	138,300	1,952,911
Sumitomo Rubber Industries Ltd. (a)	28,500	370,596
Tokai Rika Co., Ltd.	6,900	169,828
Toyoda Gosei Co., Ltd.	8,800	199,909
Yokohama Rubber Co., Ltd. (The) (a)	12,900	198,116

		4,998,734

Automobiles 3.4%
Daihatsu Motor Co., Ltd. (a)	33,900	457,312
Honda Motor Co., Ltd.	207,000	6,616,039
Nissan Motor Co., Ltd.	1,108,600	11,607,865
Suzuki Motor Corp.	7,700	233,955
Toyota Motor Corp.	272,500	16,780,283

		35,695,454

Banks 5.0%
77 Bank Ltd. (The)	44,000	236,889
Bank of Kyoto Ltd. (The)	25,000	231,841
Bank of Yokohama Ltd. (The)	139,000	852,015
Chiba Bank Ltd. (The)	73,000	518,025
Chugoku Bank Ltd. (The)	8,800	117,425
Fukuoka Financial Group, Inc.	88,000	436,359
Gunma Bank Ltd. (The)	51,000	296,526
Hachijuni Bank Ltd. (The)	46,000	281,520
Hiroshima Bank Ltd. (The)	12,000	68,205
Hokuhoku Financial Group, Inc.	156,000	318,013
Iyo Bank Ltd. (The)	31,000	301,187
Joyo Bank Ltd. (The)	48,000	226,985
Kyushu Financial Group, Inc.* (a)	7,000	49,328
Mitsubishi UFJ Financial Group, Inc.	4,428,300	27,429,992
Mizuho Financial Group, Inc.	3,004,600	6,009,200
Nishi-Nippon City Bank Ltd. (The)	84,000	221,396

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Banks (continued)
Resona Holdings, Inc.	262,900	$1,276,704
Shiga Bank Ltd. (The) (a)	16,000	79,960
Shinsei Bank Ltd.	178,000	327,572
Shizuoka Bank Ltd. (The)	36,000	349,129
Sumitomo Mitsui Financial Group, Inc.	318,537	12,021,920
Sumitomo Mitsui Trust Holdings, Inc.	280,000	1,060,453
Yamaguchi Financial Group, Inc. (a)	27,000	319,875

		53,030,519

Beverages 0.0%†
Coca-Cola East Japan Co., Ltd. (a)	4,800	77,298
Coca-Cola West Co., Ltd. (a)	7,600	153,831

		231,129

Building Products 0.7%
Asahi Glass Co., Ltd. (a)	183,000	1,048,380
Daikin Industries Ltd. (a)	85,500	6,226,254
LIXIL Group Corp.	32,600	724,036

		7,998,670

Capital Markets 0.2%
Nomura Holdings, Inc.	304,000	1,693,297
SBI Holdings, Inc.	21,300	229,846

		1,923,143

Chemicals 0.8%
Asahi Kasei Corp.	220,000	1,487,663
Denka Co., Ltd.	60,000	265,863
DIC Corp. (a)	99,000	267,882
Hitachi Chemical Co., Ltd.	16,200	257,008
JSR Corp. (a)	17,300	269,609
Kaneka Corp.	35,000	363,799
Kuraray Co., Ltd. (a)	57,200	692,852
Lintec Corp.	3,200	67,313
Mitsubishi Chemical Holdings Corp.	239,600	1,520,196
Mitsubishi Gas Chemical Co., Inc.	41,000	209,654
Mitsui Chemicals, Inc.	150,000	665,251
Nippon Shokubai Co., Ltd.	3,400	236,589
Showa Denko KK (a)	183,000	214,338
Sumitomo Chemical Co., Ltd.	190,000	1,091,188
Teijin Ltd.	124,000	422,576
Tosoh Corp.	83,000	426,953
Ube Industries Ltd.	98,000	207,095

		8,665,829

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	62,000	613,096
Toppan Printing Co., Ltd.	57,000	525,150

		1,138,246

Construction & Engineering 0.1%
COMSYS Holdings Corp. (a)	12,700	178,573
Kinden Corp.	9,000	114,760
Nippo Corp.	7,000	113,825
Obayashi Corp.	26,000	239,907

		647,065

15

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Consumer Finance 0.0%†
Hitachi Capital Corp.	6,400	$171,954

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,100	372,838

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	118,847

Diversified Financial Services 0.0%†
Mitsubishi UFJ Lease & Finance Co., Ltd.	65,700	338,108

Diversified Telecommunication Services 1.4%
Nippon Telegraph & Telephone Corp.	375,100	14,928,274

Electrical Equipment 0.0%†
Ushio, Inc.	10,600	146,173

Electronic Equipment, Instruments & Components 0.5%
Azbil Corp.	1,100	28,187
Citizen Holdings Co., Ltd.	30,300	217,774
Hitachi High-Technologies Corp.	4,100	110,877
Hitachi Ltd.	579,000	3,280,832
Ibiden Co., Ltd. (a)	16,900	242,285
Kyocera Corp.	14,600	678,032
Nippon Electric Glass Co., Ltd.	53,000	267,129
TDK Corp.	16,300	1,043,916

		5,869,032

Food & Staples Retailing 0.7%
Aeon Co., Ltd.	113,900	1,754,926
Seven & i Holdings Co., Ltd.	119,700	5,480,412
UNY Group Holdings Co., Ltd. (a)	29,300	184,116

		7,419,454

Food Products 0.0%†
House Foods Group, Inc. (a)	8,000	157,950
NH Foods Ltd.	19,000	372,398

		530,348

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,200	122,452
Medipal Holdings Corp.	17,600	299,974
Suzuken Co., Ltd.	9,680	367,861

		790,287

Household Durables 1.0%
Iida Group Holdings Co., Ltd.	17,100	316,932
Nikon Corp. (a)	44,800	600,028
Sekisui Chemical Co., Ltd.	22,000	287,238
Sekisui House Ltd.	77,000	1,294,659
Sony Corp.	307,500	7,557,364
Sumitomo Forestry Co., Ltd.	16,600	223,986

		10,280,207

Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc.	18,000	189,677
Toshiba Corp. (a)	520,000	1,068,716

		1,258,393

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Insurance 1.3%
Dai-ichi Life Insurance Co., Ltd. (The)	324,400	$5,397,266
MS&AD Insurance Group Holdings, Inc.	29,000	850,416
Sompo Japan Nipponkoa Holdings, Inc.	212,500	6,977,373
T&D Holdings, Inc.	65,500	864,176

		14,089,231

Leisure Products 0.1%
Sankyo Co., Ltd.	6,600	246,363
Sega Sammy Holdings, Inc.	16,300	152,460
Yamaha Corp.	12,400	299,514

		698,337

Machinery 0.7%
Amada Holdings Co., Ltd.	39,400	375,982
Ebara Corp. (a)	62,000	294,633
Glory Ltd.	3,800	116,666
Hitachi Construction Machinery Co., Ltd.	14,800	230,174
JTEKT Corp.	18,100	296,262
Kawasaki Heavy Industries Ltd.	716,000	2,649,124
Komatsu Ltd.	85,900	1,405,535
Kurita Water Industries Ltd.	8,900	186,379
Mitsubishi Heavy Industries Ltd.	332,000	1,451,671
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	47,000	77,374
NTN Corp.	72,000	303,600
Sumitomo Heavy Industries Ltd.	92,000	412,423
THK Co., Ltd.	12,000	222,409

		8,022,232

Marine 0.1%
Kawasaki Kisen Kaisha Ltd. (a)	123,000	263,317
Mitsui OSK Lines Ltd. (a)	131,000	330,418
Nippon Yusen KK	306,000	741,650

		1,335,385

Media 0.5%
Dentsu, Inc.	102,500	5,608,001
Fuji Media Holdings, Inc.	6,200	73,167
Nippon Television Holdings, Inc.	6,100	110,953
SKY Perfect JSAT Holdings, Inc.	21,500	120,875

		5,912,996

Metals & Mining 0.6%
Daido Steel Co., Ltd.	22,000	87,933
JFE Holdings, Inc.	93,400	1,466,604
Kobe Steel Ltd.	490,000	532,393
Mitsubishi Materials Corp.	204,000	642,529
Nippon Steel & Sumitomo Metal Corp.	101,799	2,013,825
Nisshin Steel Co., Ltd.	1,700	17,924
Sumitomo Metal Mining Co., Ltd.	95,000	1,153,197
Yamato Kogyo Co., Ltd.	5,300	135,139

		6,049,544

16

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Multiline Retail 0.1%
H2O Retailing Corp.	7,500	$146,557
J. Front Retailing Co., Ltd.	33,500	487,011
Marui Group Co., Ltd.	18,800	305,925
Takashimaya Co., Ltd.	33,000	297,181

		1,236,674

Oil, Gas & Consumable Fuels 0.2%
Cosmo Energy Holdings Co. Ltd.*	7,399	99,369
Idemitsu Kosan Co., Ltd.	11,600	185,219
INPEX Corp.	120,900	1,178,644
JX Holdings, Inc.	255,600	1,072,774
Showa Shell Sekiyu KK (a)	18,200	148,515

		2,684,521

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd. (a)	12,400	200,582
Oji Holdings Corp.	146,000	586,773

		787,355

Pharmaceuticals 0.1%
Daiichi Sankyo Co., Ltd.	5,900	121,774
Otsuka Holdings Co., Ltd.	17,000	603,992
Sumitomo Dainippon Pharma Co., Ltd. (a)	19,300	227,382
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	134,189

		1,087,337

Real Estate Management & Development 1.4%
Daiwa House Industry Co., Ltd.	267,600	7,692,524
Mitsui Fudosan Co., Ltd.	290,000	7,278,387
Nomura Real Estate Holdings, Inc.	4,500	83,485

		15,054,396

Road & Rail 0.2%
Fukuyama Transporting Co., Ltd. (a)	18,000	89,341
Hankyu Hanshin Holdings, Inc.	140,000	909,985
Hitachi Transport System Ltd.	6,400	111,605
Nippon Express Co., Ltd.	148,000	695,485
Seino Holdings Co., Ltd.	19,000	197,682

		2,004,098

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co., Ltd.	5,800	293,775

Specialty Retail 0.1%
Aoyama Trading Co., Ltd. (a)	3,300	127,136
K’s Holdings Corp.	5,400	183,879
Yamada Denki Co., Ltd.	84,200	363,704

		674,719

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	36,200	415,857
FUJIFILM Holdings Corp.	47,000	1,961,428
Konica Minolta, Inc.	81,100	812,231
NEC Corp.	512,000	1,622,282
Ricoh Co., Ltd. (a)	139,800	1,439,493

		6,251,291

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp. (a)	14,000	$167,419

Trading Companies & Distributors 0.7%
ITOCHU Corp.	200,700	2,373,970
Marubeni Corp.	296,300	1,523,307
Mitsubishi Corp.	68,200	1,134,379
Mitsui & Co., Ltd.	81,000	962,445
Nagase & Co., Ltd.	13,800	173,961
Sojitz Corp. (a)	170,400	357,598
Sumitomo Corp.	55,900	569,919
Toyota Tsusho Corp.	39,200	916,998

		8,012,577

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	266,904
Mitsubishi Logistics Corp. (a)	6,000	79,057

		345,961

Wireless Telecommunication Services 0.2%
NTT DOCOMO, Inc.	79,500	1,630,672

		243,673,788

LUXEMBOURG 0.3%
Metals & Mining 0.3%
ArcelorMittal (a)	830,238	3,502,943

NETHERLANDS 6.3%
Banks 1.4%
ING Groep NV, CVA	1,086,706	14,703,173

Chemicals 0.2%
Akzo Nobel NV	6,526	436,059
Koninklijke DSM NV	24,015	1,204,243

		1,640,302

Construction & Engineering 0.0%†
Boskalis Westminster	11,692	476,942

Diversified Telecommunication Services 0.7%
Koninklijke KPN NV	2,121,048	8,022,577

Food & Staples Retailing 0.0%†
Koninklijke Ahold NV	22,121	466,608

Industrial Conglomerates 0.8%
Koninklijke Philips NV	325,671	8,312,515
Koninklijke Philips NV, NYRS	27,911	710,335

		9,022,850

Insurance 0.7%
Aegon NV	159,908	904,354
NN Group NV	176,472	6,226,445

		7,130,799

Oil, Gas & Consumable Fuels 2.5%
Royal Dutch Shell PLC, Class A	425,485	9,636,879
Royal Dutch Shell PLC, Class A, ADR	207,808	9,515,528
Royal Dutch Shell PLC, Class B, ADR (a)	144,317	6,644,355

		25,796,762

17

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Professional Services 0.0%†
Randstad Holding NV	4,699	$292,613

		67,552,626

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	37,946	190,165

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	43,583	170,981

		361,146

NORWAY 0.9%
Banks 0.1%
DNB ASA	42,162	519,488
SpareBank 1 SR-Bank ASA	7,422	32,873

		552,361

Chemicals 0.0%†
Yara International ASA	7,990	343,636

Insurance 0.0%†
Storebrand ASA*	36,062	141,232

Metals & Mining 0.7%
Norsk Hydro ASA	1,813,301	6,740,223

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	105,175	1,466,852

		9,244,304

PORTUGAL 0.0%†
Banks 0.0%†
Banco Comercial Portugues SA, Class R* (a)	24,912	1,320
Banco Espirito Santo SA REG* (b)	146,163	0

		1,320

SINGAPORE 0.5%
Airlines 0.1%
Singapore Airlines Ltd.	123,900	976,267

Banks 0.1%
DBS Group Holdings Ltd.	5,000	58,598
Oversea-Chinese Banking Corp., Ltd.	161,264	997,004
United Overseas Bank Ltd.	23,500	323,990

		1,379,592

Food & Staples Retailing 0.0%†
Olam International Ltd.	107,200	137,370

Food Products 0.1%
Golden Agri-Resources Ltd.	953,500	227,756
Wilmar International Ltd. (a)	287,000	592,176

		819,932

Industrial Conglomerates 0.0%†
Sembcorp Industries Ltd. (a)	157,300	337,169

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Real Estate Management & Development 0.1%
CapitaLand Ltd.	135,300	$318,021
City Developments Ltd.	75,500	406,161
Frasers Centrepoint Ltd.	26,400	31,223
United Industrial Corp., Ltd.	14,000	28,436
UOL Group Ltd.	54,910	240,652

		1,024,493

Transportation Infrastructure 0.1%
Hutchison Port Holdings Trust, Class U	220,600	114,712
Hutchison Port Holdings Trust, Class U	914,000	482,977

		597,689

		5,272,512

SOUTH AFRICA 0.0%†
Metals & Mining 0.0%†
Lonmin PLC*	1	1

SOUTH KOREA 0.6%
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co., Ltd.	6,250	6,666,139

SPAIN 1.5%
Banks 0.8%
Banco de Sabadell SA (a)	405,376	718,444
Banco Popular Espanol SA	155,931	513,775
Banco Santander SA	1,395,438	6,864,677
CaixaBank SA (a)	13,936	48,506

		8,145,402

Electric Utilities 0.6%
Acciona SA	3,299	282,507
Iberdrola SA	819,963	5,812,696

		6,095,203

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	256,223

Insurance 0.0%†
Mapfre SA	205,505	514,413

Oil, Gas & Consumable Fuels 0.1%
Repsol SA (a)	141,256	1,555,125

		16,566,366

SWEDEN 2.4%
Banks 1.1%
Nordea Bank AB	584,044	6,407,990
Skandinaviska Enskilda Banken AB, Class A	211,155	2,220,612
Svenska Handelsbanken AB, Class A	37,709	500,831
Swedbank AB, Class A	51,321	1,130,272

		10,259,705

18

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class A (a)	10,933	$102,153
Telefonaktiebolaget LM Ericsson, Class B	250,741	2,417,471

		2,519,624

Diversified Telecommunication Services 0.1%
TeliaSonera AB	309,697	1,537,920

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	67,185

Household Durables 0.7%
Electrolux AB Series B	258,307	6,232,278
Husqvarna AB, Class A	12,546	82,532
Husqvarna AB, Class B	47,467	313,254

		6,628,064

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A (a)	3,365	97,474
Svenska Cellulosa AB SCA, Class B	87,960	2,549,091

		2,646,565

Machinery 0.0%†
Trelleborg AB, Class B	3,463	67,209

Metals & Mining 0.1%
Boliden AB	45,823	767,728
SSAB AB, Class A* (a)	11,623	30,880

		798,608

Paper & Forest Products 0.0%†
Holmen AB, Class B	2,431	75,087

Pharmaceuticals 0.0%†
Meda AB, Class A	22,384	282,193

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B (a)	50,129	499,911

		25,382,071

SWITZERLAND 7.4%
Beverages 0.0%†
Coca-Cola HBC AG*	25,227	537,226

Capital Markets 1.3%
Credit Suisse Group AG REG*	388,762	8,374,697
Julius Baer Group Ltd.*	13,714	663,444
UBS Group AG REG	250,795	4,865,291

		13,903,432

Chemicals 0.2%
Clariant AG REG*	60,752	1,151,914
Syngenta AG REG	2,637	1,032,130

		2,184,044

Construction Materials 0.3%
Lafarge Holcim Ltd. REG*	40,609	2,033,489
Lafarge Holcim Ltd. REG*	28,981	1,466,002

		3,499,491

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Electrical Equipment 0.5%
ABB Ltd. REG*	319,223	$5,697,369

Food Products 0.5%
Aryzta AG*	11,373	575,347
Nestle SA REG	71,228	5,287,628

		5,862,975

Insurance 1.1%
Baloise Holding AG REG	6,242	791,101
Swiss Life Holding AG REG*	4,262	1,147,969
Swiss Re AG	49,133	4,798,639
Zurich Insurance Group AG*	19,386	4,980,263

		11,717,972

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,646	1,243,507

Machinery 0.0%†
Sulzer AG REG	2,926	275,025

Metals & Mining 0.1%
Glencore PLC*	875,349	1,159,950

Pharmaceuticals 1.5%
Galenica AG REG	435	680,579
Novartis AG REG	35,588	3,061,254
Roche Holding AG	39,085	10,830,782

		14,572,615

Professional Services 0.2%
Adecco SA REG*	36,590	2,504,320

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV (a)	115,475	773,077

Specialty Retail 0.0%†
Dufry AG REG*	1,512	179,901

Textiles, Apparel & Luxury Goods 0.8%
Cie Financiere Richemont SA REG	71,110	5,089,552
Swatch Group AG (The) REG	9,356	631,817
Swatch Group AG (The) – Bearer Shares (a)	7,049	2,447,871

		8,169,240

Trading Companies & Distributors 0.7%
Wolseley PLC	136,619	7,420,173

		79,700,317

UNITED KINGDOM 17.1%
Air Freight & Logistics 0.0%†
Royal Mail PLC	72,863	477,244

Banks 4.2%
Barclays PLC, ADR	363,932	4,716,559
Barclays PLC	2,236,988	7,200,349
HSBC Holdings PLC, ADR (a)	386,648	15,260,996
HSBC Holdings PLC	104,258	823,035
Lloyds Banking Group PLC	9,258,247	9,961,827

19

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Banks (continued)
Lloyds Banking Group PLC, ADR (a)	151,306	$659,694
Royal Bank of Scotland Group PLC*	88,321	392,592
Royal Bank of Scotland Group PLC, ADR* (a)	136,811	1,213,514
Standard Chartered PLC	548,392	4,550,092

		44,778,658

Energy Equipment & Services 0.0%†
Seadrill Ltd.* (a)	37,423	126,864
Seadrill Ltd.* (a)	12,086	41,738
Subsea 7 SA*	19,566	138,488

		307,090

Food & Staples Retailing 0.2%
J Sainsbury PLC (a)	271,935	1,035,583
Wm Morrison Supermarkets PLC (a)	442,581	964,331

		1,999,914

Hotels, Restaurants & Leisure 0.3%
InterContinental Hotels Group PLC	84,469	3,292,480

Household Durables 0.4%
Barratt Developments PLC	418,355	3,855,022

Insurance 1.5%
Aviva PLC	719,542	5,461,666
Old Mutual PLC	2,525	6,642
Prudential PLC	464,437	10,463,529

		15,931,837

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	47,822

Metals & Mining 1.0%
Anglo American PLC	190,423	835,426
Rio Tinto Ltd.	60,270	1,949,104
Rio Tinto PLC	293,482	8,544,809

		11,329,339

Multi-Utilities 1.3%
Centrica PLC	1,863,496	5,983,635
National Grid PLC	614,373	8,473,178

		14,456,813

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	433,353	6,281,815
BP PLC, ADR	568,116	17,759,307

		24,041,122

Pharmaceuticals 1.5%
AstraZeneca PLC	117,082	7,908,579
GlaxoSmithKline PLC	386,432	7,804,319

		15,712,898

Specialty Retail 0.6%
Dixons Carphone PLC	672,473	4,948,786
Kingfisher PLC	230,130	1,114,631

		6,063,417

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Tobacco 0.6%
British American Tobacco PLC	112,884	$6,268,904

Wireless Telecommunication Services 3.3%
Vodafone Group PLC, ADR (a)	213,058	6,873,251
Vodafone Group PLC	8,866,413	28,751,709

		35,624,960

		184,187,520

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	12,376	705,012
Carnival PLC, ADR (a)	8,879	505,393

		1,210,405

Total Common Stocks (cost $1,113,531,272)		1,054,915,312

Preferred Stocks 1.0%
BRAZIL 0.3%
Banks 0.3%
Itau Unibanco Holding SA - Preference Shares ADR	494,774	3,220,979

GERMANY 0.7%
Automobiles 0.3%
Bayerische Motoren Werke AG - Preference Shares*	4,729	395,653
Porsche Automobil Holding SE - Preference Shares	7,009	377,206
Volkswagen AG - Preference Shares*	20,743	2,994,862

		3,767,721

Household Products 0.4%
Henkel AG & Co. KGaA	33,787	3,770,698

		7,538,419

Total Preferred Stocks (cost $15,262,936)		10,759,398

Rights 0.0%†

	Number of Rights

ITALY 0.0%†
Banks 0.0%†
Unione di Banche Italiane SCPA, expiring 1/12/2016* (b)	140,304	0

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring 01/07/16* (a)	141,256	70,461

Total Rights (cost $71,036)		70,461

20

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Repurchase Agreements 4.8%

	Principal Amount	Market Value

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $4,014,623, collateralized by U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $4,080,007. (c)(d)(e)	$4,000,000	$4,000,000
Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $3,000,491, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $3,060,001. (c)(d)(f)	3,000,000	3,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $5,646,286, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $5,759,007. (c)(d)	5,646,085	5,646,085
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $9,575,667, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $9,766,811. (c)(d)	9,575,305	9,575,305
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $20,001,283, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $20,400,000. (c)(d)	20,000,000	20,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (c)(d)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $52,221,390)		52,221,390

Total Investments (cost $1,181,086,634) (g) — 103.6%		1,117,966,561
Liabilities in excess of other assets — (3.6)%		(38,592,880)

NET ASSETS — 100.0%		$1,079,373,681

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $52,710,055, which was collateralized by a repurchase agreements with a value of $52,221,390 and $2,990,246 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 01/14/16 - 11/15/45, a total value of $55,211,636.

(b)	Fair valued security.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $52,221,390.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	The repurchase agreement has a daily put feature.

(f)	Illiquid security.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CVA	Dutch Certificate

21

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SpA	Limited Share Company

At December 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	UBS AG	02/12/16	(1,206,044)	$(1,796,295)	$(1,778,110)	$18,185
British Pound	Morgan Stanley Co., Inc.	02/12/16	(6,819,824)	(10,522,244)	(10,054,681)	467,563
British Pound	Royal Bank of Canada	02/12/16	(963,730)	(1,428,788)	(1,420,857)	7,931
British Pound	Royal Bank of Scotland	02/12/16	(1,704,523)	(2,540,762)	(2,513,032)	27,730
British Pound	State Street Bank and Trust Co.	02/12/16	(1,332,435)	(2,030,457)	(1,964,452)	66,005
British Pound	Standard Chartered Bank	02/12/16	(1,702,903)	(2,619,510)	(2,510,644)	108,866
British Pound	Morgan Stanley Co., Inc.	02/12/16	(1,237,414)	(1,887,926)	(1,824,358)	63,568
Euro	UBS AG	02/12/16	(3,151,871)	(3,367,472)	(3,428,602)	(61,130)
Euro	Standard Chartered Bank	02/12/16	(2,298,978)	(2,521,697)	(2,500,826)	20,871
Euro	SocieteGenerale	02/12/16	(1,268,398)	(1,387,806)	(1,379,762)	8,044
Euro	Morgan Stanley Co., Inc.	02/12/16	(1,384,599)	(1,487,979)	(1,506,166)	(18,187)
Euro	Australia and New Zealand Banking Group Ltd.	02/12/16	(1,436,021)	(1,586,652)	(1,562,103)	24,549
Euro	Credit Suisse International	02/12/16	(2,024,954)	(2,161,922)	(2,202,743)	(40,821)
Euro	HSBC Bank PLC	02/12/16	(7,127,791)	(7,575,851)	(7,753,604)	(177,753)
Euro	Goldman Sachs International	02/12/16	(23,454,314)	(25,677,761)	(25,513,580)	164,181
Euro	Citibank NA	02/12/16	(1,296,514)	(1,413,147)	(1,410,347)	2,800
Hong Kong Dollar	Societe Generale	02/12/16	(17,712,811)	(2,285,951)	(2,286,259)	(308)
Hong Kong Dollar	State Street Bank and Trust Co.	02/12/16	(9,167,206)	(1,182,820)	(1,183,246)	(426)
Hong Kong Dollar	Royal Bank of Canada	02/12/16	(9,272,858)	(1,196,657)	(1,196,883)	(226)
Japanese Yen	Standard Chartered Bank	02/12/16	(170,323,590)	(1,414,646)	(1,418,211)	(3,565)
Japanese Yen	Standard Chartered Bank	02/12/16	(177,204,505)	(1,475,163)	(1,475,505)	(342)
Norwegian Krone	Goldman Sachs International	02/12/16	(19,197,414)	(2,248,353)	(2,167,929)	80,424
Swedish Krona	UBS AG	02/12/16	(14,976,078)	(1,727,181)	(1,776,143)	(48,962)
Swiss Franc	BNP Paribas	02/12/16	(1,448,642)	(1,428,147)	(1,448,734)	(20,587)

Total Short Contracts				$(82,965,187)	$(82,276,777)	$688,410

22

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Goldman Sachs International	02/12/16	32,310,011	$23,120,720	$23,498,788	$378,068
Australian Dollar	Royal Bank of Canada	02/12/16	1,831,098	1,313,515	1,331,742	18,227
British Pound	Standard Chartered Bank	02/12/16	1,885,490	2,856,045	2,779,838	(76,207)
British Pound	Standard Chartered Bank	02/12/16	924,091	1,404,989	1,362,416	(42,573)
British Pound	Societe Generale	02/12/16	1,242,530	1,889,069	1,831,902	(57,167)
British Pound	Morgan Stanley Co., Inc.	02/12/16	1,070,880	1,602,824	1,578,832	(23,992)
British Pound	Standard Chartered Bank	02/12/16	1,485,356	2,245,755	2,189,908	(55,847)
British Pound	HSBC Bank PLC	02/12/16	1,513,530	2,303,836	2,231,445	(72,391)
British Pound	Deutsche Bank Securities, Inc.	02/12/16	909,707	1,386,110	1,341,210	(44,900)
British Pound	Goldman Sachs International	02/12/16	1,388,446	2,089,216	2,047,030	(42,186)
Danish Krone	Standard Chartered Bank	02/12/16	24,902,272	3,659,143	3,630,457	(28,686)
Euro	Standard Chartered Bank	02/12/16	1,224,036	1,319,220	1,331,505	12,285
Euro	Standard Chartered Bank	02/12/16	1,786,257	1,945,949	1,943,089	(2,860)
Euro	Societe Generale	02/12/16	3,657,954	3,995,970	3,979,118	(16,852)
Hong Kong Dollar	HSBC Bank PLC	02/12/16	27,303,019	3,523,542	3,524,104	562
Japanese Yen	Deutsche Bank Securities, Inc.	02/12/16	397,913,476	3,236,869	3,313,253	76,384
Japanese Yen	Barclays Bank PLC	02/12/16	291,322,396	2,401,241	2,425,715	24,474
Japanese Yen	BNP Paribas	02/12/16	362,485,370	2,949,429	3,018,259	68,830
Norwegian Krone	Royal Bank of Canada	02/12/16	12,106,368	1,393,619	1,367,150	(26,469)
Singapore Dollar	Societe Generale	02/12/16	1,596,070	1,138,003	1,124,170	(13,833)
Singapore Dollar	Societe Generale	02/12/16	2,237,646	1,595,923	1,576,055	(19,868)
Singapore Dollar	Standard Chartered Bank	02/12/16	6,655,253	4,746,297	4,687,536	(58,761)
Swedish Krona	Royal Bank of Canada	02/12/16	36,409,311	4,263,874	4,318,097	54,223
Swiss Franc	Royal Bank of Canada	02/12/16	1,589,641	1,600,837	1,589,741	(11,096)
Swiss Franc	Morgan Stanley Co., Inc.	02/12/16	6,307,063	6,394,320	6,307,463	(86,857)
Swiss Franc	Goldman Sachs International	02/12/16	1,419,807	1,438,165	1,419,897	(18,268)
Swiss Franc	Goldman Sachs International	02/12/16	4,317,427	4,356,614	4,317,700	(38,914)

Total Long Contracts				$90,171,094	$90,066,420	$(104,674)

At December 31, 2015, the Fund’s open forward foreign cross currency contracts were as follows (Note 2):

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	02/12/16	5,368,190	Euro	(3,868,049)	British Pound	$5,702,788	$5,839,512	$136,724
Citibank NA	02/12/16	3,376,527	Swiss Franc	(413,449,026)	Japanese Yen	3,442,611	3,376,741	(65,870)

						$9,145,399	$9,216,253	$70,854

The accompanying notes are an integral part of these financial statements.

23

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi-Manager International Value Fund
Assets:
Investments, at value* (cost $1,128,865,244)	$1,065,745,171
Repurchase agreements, at value (cost $52,221,390)	52,221,390

Total Investments, at value (total cost $1,181,086,634)	1,117,966,561

Cash	12,676,600
Foreign currencies, at value (cost $1,476,701)	1,452,555
Dividends receivable	1,442,162
Security lending income receivable	59,460
Receivable for investments sold	3,426,378
Receivable for capital shares issued	2,017,029
Reclaims receivable	672,416
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,830,494
Prepaid expenses	1,936

Total Assets	1,141,545,591

Liabilities:
Payable for investments purchased	7,841,330
Payable for capital shares redeemed	137,184
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,175,904
Payable upon return of securities loaned (Note 2)	52,221,390
Accrued expenses and other payables:
Investment advisory fees	648,425
Fund administration fees	29,601
Distribution fees	12,845
Administrative servicing fees	16,239
Accounting and transfer agent fees	8,738
Custodian fees	6,061
Compliance program costs (Note 3)	1,172
Professional fees	41,279
Printing fees	14,455
Other	17,287

Total Liabilities	62,171,910

Net Assets	$1,079,373,681

Represented by:
Capital	$1,257,770,307
Accumulated undistributed net investment income	23,056,985
Accumulated net realized losses from investments, futures, forward and foreign currency transactions	(138,903,737)
Net unrealized appreciation/(depreciation) from investments	(63,120,073)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	654,590
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(84,391)

Net Assets	$1,079,373,681

*	Includes value of securities on loan of $52,710,055 (Note 2).

24

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi-Manager International Value Fund
Net Assets:
Class I Shares	$32,030,091
Class II Shares	59,983,984
Class IV Shares	10,164,408
Class Y Shares	977,195,198

Total	$1,079,373,681

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,393,658
Class II Shares	6,402,716
Class IV Shares	1,076,017
Class Y Shares	103,472,986

Total	114,345,377

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.44
Class II Shares	$9.37
Class IV Shares	$9.45
Class Y Shares	$9.44

The accompanying notes are an integral part of these financial statements.

25

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi-Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$36,079,883
Income from securities lending (Note 2)	957,963
Interest income	20,249
Foreign tax withholding	(2,696,524)

Total Income	34,361,571

EXPENSES:
Investment advisory fees	8,071,378
Fund administration fees	355,078
Distribution fees Class II Shares	163,230
Administrative servicing fees Class I Shares	54,757
Administrative servicing fees Class II Shares	97,938
Administrative servicing fees Class IV Shares	17,364
Professional fees	101,795
Printing fees	28,651
Trustee fees	31,289
Custodian fees	44,146
Accounting and transfer agent fees	50,008
Compliance program costs (Note 3)	4,691
Other	31,889

Total expenses before fees waived	9,052,214

Investment advisory fees waived (Note 3)	(179,670)

Net Expenses	8,872,544

NET INVESTMENT INCOME	25,489,027

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(18,436,877)
Net realized gains from futures transactions (Note 2)	1,147,099
Net realized losses from forward and foreign currency transactions (Note 2)	(2,229,638)

Net realized losses from investments, futures, forward and foreign currency transactions	(19,519,416)

Net change in unrealized appreciation/(depreciation) from investments	(65,110,846)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	824,988
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	20,185

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(64,265,673)

Net realized/unrealized losses from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(83,785,089)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,296,062)

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$25,489,027	$40,065,711
Net realized gains/(losses) from investments, futures, forward and foreign currency transactions	(19,519,416)	44,748,716
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(64,265,673)	(188,617,942)

Change in net assets resulting from operations	(58,296,062)	(103,803,515)

Distributions to Shareholders From:
Net investment income:
Class I	(444,444)	(752,694)
Class II	(659,473)	(1,301,009)
Class III (a)	–	(963,115)
Class IV	(130,389)	(578,192)
Class VI (b)	–	(1,644,283)
Class Y	(13,642,621)	(39,975,583)

Change in net assets from shareholder distributions	(14,876,927)	(45,214,876)

Change in net assets from capital transactions	98,562,075	152,493,508

Change in net assets	25,389,086	3,475,117

Net Assets:
Beginning of year	1,053,984,595	1,050,509,478

End of year	$1,079,373,681	$1,053,984,595

Accumulated undistributed net investment income at end of year	$23,056,985	$13,858,757

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,796,147	$3,704,213
Proceeds from shares issued from class conversion	–	40,163,444
Dividends reinvested	444,444	752,694
Cost of shares redeemed	(6,682,897)	(5,340,839)

Total Class I Shares	(2,442,306)	39,279,512

Class II Shares
Proceeds from shares issued	9,421,392	9,575,473
Proceeds from shares issued from class conversion	–	70,279,302
Dividends reinvested	659,473	1,301,009
Cost of shares redeemed	(10,507,971)	(9,841,602)

Total Class II Shares	(427,106)	71,314,182

Class III Shares (a)
Proceeds from shares issued	–	539,633
Dividends reinvested	–	963,115
Cost of shares redeemed in class conversion	–	(40,163,444)
Cost of shares redeemed	–	(1,519,174)

Total Class III Shares	–	(40,179,870)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

27

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$195,916	$218,112
Dividends reinvested	130,389	578,192
Cost of shares redeemed	(1,530,319)	(1,994,736)

Total Class IV Shares	(1,204,014)	(1,198,432)

Class VI Shares (b)
Proceeds from shares issued	–	1,713,128
Dividends reinvested	–	1,644,283
Cost of shares redeemed in class conversion	–	(70,279,302)
Cost of shares redeemed	–	(1,552,979)

Total Class VI Shares	–	(68,474,870)

Class Y Shares
Proceeds from shares issued	122,700,789	141,731,308
Dividends reinvested	13,642,621	39,975,583
Cost of shares redeemed	(33,707,909)	(29,953,905)

Total Class Y Shares	102,635,501	151,752,986

Change in net assets from capital transactions	$98,562,075	$152,493,508

SHARE TRANSACTIONS:
Class I Shares
Issued	367,124	338,690
Issued in class conversion	–	3,564,982
Reinvested	46,200	67,924
Redeemed	(660,024)	(479,641)

Total Class I Shares	(246,700)	3,491,955

Class II Shares
Issued	961,815	869,190
Issued in class conversion	–	6,269,564
Reinvested	68,983	118,252
Redeemed	(1,022,411)	(907,692)

Total Class II Shares	8,387	6,349,314

Class III Shares (a)
Issued	–	47,439
Reinvested	–	85,610
Redeemed in class conversion	–	(3,578,705)
Redeemed	–	(133,202)

Total Class III Shares	–	(3,578,858)

Class IV Shares
Issued	19,414	20,824
Reinvested	13,540	51,604
Redeemed	(148,601)	(177,812)

Total Class IV Shares	(115,647)	(105,384)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

28

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS: (continued)
Class VI Shares (b)
Issued	–	151,452
Reinvested	–	147,337
Redeemed in class conversion	–	(6,313,722)
Redeemed	–	(138,037)

Total Class VI Shares	–	(6,152,970)

Class Y Shares
Issued	11,829,444	13,008,928
Reinvested	1,416,679	3,570,858
Redeemed	(3,120,990)	(2,643,576)

Total Class Y Shares	10,125,133	13,936,210

Total change in shares	9,771,173	13,940,267

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

29

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$10.08	0.22	(0.73)	(0.51)	(0.13)	(0.13)	–	$9.44	(5.12%	)	$32,030,091	0.91%	2.18%	0.93%	47.51%
Year Ended December 31, 2014 (c)	$11.61	0.43	(1.49)	(1.06)	(0.47)	(0.47)	–	$10.08	(9.46%	)	$36,695,627	0.91%	3.88%	0.93%	39.65%
Year Ended December 31, 2013 (c)	$9.78	0.20	1.88	2.08	(0.25)	(0.25)	–	$11.61	21.41%		$1,722,688	0.92%	1.90%	0.94%	35.44%
Year Ended December 31, 2012 (c)	$8.37	0.27	1.18	1.45	(0.04)	(0.04)	–	$9.78	17.29%		$823,811	0.93%	2.97%	0.95%	68.36%
Year Ended December 31, 2011 (c)	$10.18	0.25	(1.87)	(1.62)	(0.19)	(0.19)	–	$8.37	(16.24%	)	$767,343	0.94%	2.56%	0.95%	53.15%

Class II Shares
Year Ended December 31, 2015 (c)	$10.01	0.20	(0.73)	(0.53)	(0.11)	(0.11)	–	$9.37	(5.34%	)	$59,983,984	1.16%	1.92%	1.18%	47.51%
Year Ended December 31, 2014 (c)	$11.55	0.39	(1.46)	(1.07)	(0.47)	(0.47)	–	$10.01	(9.68%	)	$64,017,745	1.16%	3.55%	1.18%	39.65%
Year Ended December 31, 2013 (c)	$9.75	0.19	1.85	2.04	(0.24)	(0.24)	–	$11.55	21.05%		$519,990	1.17%	1.83%	1.19%	35.44%
Year Ended December 31, 2012 (c)	$8.34	0.24	1.18	1.42	(0.01)	(0.01)	–	$9.75	17.05%		$519,568	1.18%	2.70%	1.20%	68.36%
Year Ended December 31, 2011 (c)	$10.13	0.23	(1.86)	(1.63)	(0.16)	(0.16)	–	$8.34	(16.41%	)	$562,055	1.19%	2.32%	1.20%	53.15%

Class IV Shares
Year Ended December 31, 2015 (c)	$10.08	0.22	(0.73)	(0.51)	(0.12)	(0.12)	–	$9.45	(5.09%	)	$10,164,408	0.91%	2.19%	0.93%	47.51%
Year Ended December 31, 2014 (c)	$11.61	0.42	(1.48)	(1.06)	(0.47)	(0.47)	–	$10.08	(9.46%	)	$12,013,545	0.91%	3.74%	0.93%	39.65%
Year Ended December 31, 2013 (c)	$9.77	0.22	1.86	2.08	(0.24)	(0.24)	–	$11.61	21.45%		$15,058,439	0.92%	2.07%	0.94%	35.44%
Year Ended December 31, 2012 (c)	$8.37	0.27	1.17	1.44	(0.04)	(0.04)	–	$9.77	17.16%		$14,474,909	0.93%	3.00%	0.95%	68.36%
Year Ended December 31, 2011 (c)	$10.17	0.25	(1.86)	(1.61)	(0.19)	(0.19)	–	$8.37	(16.16%	)	$15,762,492	0.94%	2.55%	0.95%	53.15%

Class Y Shares
Year Ended December 31, 2015 (c)	$10.08	0.24	(0.74)	(0.50)	(0.14)	(0.14)	–	$9.44	(5.01%	)	$977,195,198	0.76%	2.31%	0.78%	47.51%
Year Ended December 31, 2014 (c)	$11.60	0.42	(1.46)	(1.04)	(0.48)	(0.48)	–	$10.08	(9.34%	)	$941,257,678	0.76%	3.78%	0.78%	39.65%
Year Ended December 31, 2013 (c)	$9.77	0.23	1.86	2.09	(0.26)	(0.26)	–	$11.60	21.53%		$921,221,935	0.77%	2.18%	0.79%	35.44%
Year Ended December 31, 2012 (c)	$8.36	0.28	1.18	1.46	(0.05)	(0.05)	–	$9.77	17.49%		$755,742,787	0.78%	3.08%	0.80%	68.36%
Year Ended December 31, 2011 (c)	$10.17	0.24	(1.85)	(1.61)	(0.20)	(0.20)	–	$8.36	(16.10%	)	$599,252,325	0.80%	2.55%	0.81%	53.15%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

30

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

31

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$10,493,188	$—	$10,493,188
Air Freight & Logistics	—	6,264,597	—	6,264,597
Airlines	4,813,487	7,834,139	—	12,647,626
Auto Components	—	6,064,018	—	6,064,018
Automobiles	—	84,587,994	—	84,587,994
Banks	40,583,413	162,639,725	—	203,223,138
Beverages	—	7,244,698	—	7,244,698
Building Products	—	12,922,260	—	12,922,260
Capital Markets	395,867	19,915,095	—	20,310,962
Chemicals	—	17,181,889	—	17,181,889
Commercial Services & Supplies	—	1,641,278	—	1,641,278
Communications Equipment	—	12,171,224	—	12,171,224
Construction & Engineering	224,588	2,342,749	—	2,567,337
Construction Materials	150,181	9,021,490	—	9,171,671
Consumer Finance	—	171,954	—	171,954
Containers & Packaging	—	372,838	—	372,838
Distributors	—	118,847	—	118,847
Diversified Financial Services	42,083	338,108	—	380,191
Diversified Telecommunication Services	—	38,369,630	—	38,369,630
Electric Utilities	—	16,386,048	—	16,386,048
Electrical Equipment	—	8,671,901	—	8,671,901
Electronic Equipment, Instruments & Components	—	6,062,747	—	6,062,747
Energy Equipment & Services	126,864	180,226	—	307,090
Food & Staples Retailing	842,424	16,182,350	—	17,024,774
Food Products	147,674	7,213,255	—	7,360,929
Health Care Providers & Services	—	790,287	—	790,287
Hotels, Restaurants & Leisure	518,214	5,539,883	—	6,058,097
Household Durables	—	20,763,293	—	20,763,293
Household Products	—	2,646,565	—	2,646,565
Independent Power and Renewable Electricity Producers	200,679	256,223	—	456,902
Industrial Conglomerates	710,335	17,714,680	—	18,425,015
Information Technology Services	—	5,226,521	—	5,226,521
Insurance	7,977,371	90,575,668	—	98,553,039
Leisure Products	—	698,337	—	698,337
Life Sciences Tools & Services	—	1,243,507	—	1,243,507
Machinery	—	8,364,466	—	8,364,466
Marine	—	3,990,382	—	3,990,382
Media	—	6,106,518	—	6,106,518
Metals & Mining	5,960,817	37,312,788	—	43,273,605
Multiline Retail	813,465	1,406,977	—	2,220,442
Multi-Utilities	—	20,545,739	—	20,545,739
Oil, Gas & Consumable Fuels	50,817,871	58,931,291	—	109,749,162
Paper & Forest Products	—	12,505,215	—	12,505,215
Pharmaceuticals	5,414,906	44,165,983	—	49,580,889
Professional Services	—	2,796,933	—	2,796,933
Real Estate Investment Trusts (REITs)	—	3,420,454	—	3,420,454
Real Estate Management & Development	28,436	29,323,204	—	29,351,640

33

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets (continued)
Common Stocks (continued)
Road & Rail	$—	$4,764,625	$—	$4,764,625
Semiconductors & Semiconductor Equipment	—	6,066,418	—	6,066,418
Specialty Retail	—	6,918,037	—	6,918,037
Technology Hardware, Storage & Peripherals	790,013	12,917,430	—	13,707,443
Textiles, Apparel & Luxury Goods	—	8,336,659	—	8,336,659
Thrifts & Mortgage Finance	99,964	—	—	99,964
Tobacco	—	6,268,904	—	6,268,904
Trading Companies & Distributors	177,660	20,841,167	—	21,018,827
Transportation Infrastructure	114,712	1,378,343	—	1,493,055
Wireless Telecommunication Services	6,873,251	30,882,292	—	37,755,543
Total Common Stocks	$127,824,275	$927,091,037	$—	$1,054,915,312
Forward Foreign Currency Contracts	—	1,830,494	—	1,830,494
Preferred Stocks
Automobiles	—	3,767,721	—	3,767,721
Banks	3,220,979	—	—	3,220,979
Household Products	—	3,770,698	—	3,770,698
Total Preferred Stocks	$3,220,979	$7,538,419	$—	$10,759,398
Repurchase Agreements	—	52,221,390	—	52,221,390
Rights	70,461	—	—	70,461
Total Assets	$131,115,715	$988,681,340	$—	$1,119,797,055
Liabilities:
Forward Foreign Currency Contracts	$—	$(1,175,904)	$—	$(1,175,904)
Total Liabilities	$—	$(1,175,904)	$—	$(1,175,904)
Total	$131,115,715	$987,505,436	$—	$1,118,621,151

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the year ended December 31, 2015, there were three transfers of international common stock investments from Level 1 to Level 2. The market value at the time of the transfer and at December 31, 2015, was $8,480,607 and $4,957,247, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At December 31, 2015, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)	During the year ended December 31, 2015, there were two transfers of international common stock investments from Level 2 to Level 1. The market value at the time of the transfer and at December 31, 2015, was $14,654,849 and $14,715,994, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At December 31, 2015, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

34

Notes to Financial Statements (Continued)

December 31, 2015

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stock	Total
Balance as of 12/31/14	$21,223	$21,223
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(21,223)	(21,223)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/15	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 12/31/15**	$(21,223)	$(21,223)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to

35

Notes to Financial Statements (Continued)

December 31, 2015

market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At December 31, 2015, the Fund had no open futures contracts.

36

Notes to Financial Statements (Continued)

December 31, 2015

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,830,494
Total		$1,830,494

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,175,904)
Total		$(1,175,904)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(2,193,196)
Futures Contracts
Equity risk	1,147,099
Total	$(1,046,097)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$824,988
Total	$824,988

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund.

During the year ended December 31, 2015, the average amounts of outstanding derivative financial instruments were as follows.

Futures Contracts:
Average Notional Balance Long(a)	$5,189,256

(a)	The Fund entered into futures contracts from January 2015 through September 2015.

The number of forward foreign currency contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives

37

Notes to Financial Statements (Continued)

December 31, 2015

and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$1,830,494	$—	$1,830,494
Total	$1,830,494	$—	$1,830,494

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Australia and New Zealand Banking Group	$24,549	$—	$—	$24,549
Barclays Bank PLC	24,474	—	—	24,474
BNP Paribas	68,830	(20,587)	—	48,243
Citibank NA	2,800	(2,800)	—	—
Deutsche Bank Securities, Inc.	76,384	(44,900)	—	31,484
Goldman Sachs International	759,397	(99,368)	—	660,029
HSBC Bank PLC	562	(562)	—	—
Morgan Stanley Co., Inc.	531,131	(129,036)	—	402,095
Royal Bank of Canada	80,381	(37,791)	—	42,590
Royal Bank of Scotland	27,730	—	—	27,730
Societe Generale	8,044	(8,044)	—	—
Standard Chartered Bank	142,022	(142,022)	—	—
State Street Bank and Trust Co.	66,005	(426)	—	65,579
UBS AG	18,185	(18,185)	—	—
Total	$1,830,494	$(503,721)	$—	$1,326,773

Amounts designated as “—” are zero.

38

Notes to Financial Statements (Continued)

December 31, 2015

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(1,175,904)	$—	$(1,175,904)
Total	$(1,175,904)	$—	$(1,175,904)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
BNP Paribas	(20,587)	20,587	—	—
Citibank NA	(65,870)	2,800	—	(63,070)
Credit Suisse International	(40,821)	—	—	(40,821)
Deutsche Bank Securities, Inc.	(44,900)	44,900	—	—
Goldman Sachs International	(99,368)	99,368	—	—
HSBC Bank PLC	(250,144)	562	—	(249,582)
Morgan Stanley Co., Inc	(129,036)	129,036	—	—
Royal Bank of Canada	(37,791)	37,791	—	—
Societe Generale	(108,028)	8,044	—	(99,984)
Standard Chartered Bank	(268,841)	142,022	—	(126,819)
State Street Bank and Trust Co.	(426)	426	—	—
UBS AG	(110,092)	18,185	—	(91,907)
Total	$(1,175,904)	$503,721	$—	$(672,183)

Amounts designated as “—” are zero.

(e)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however,

39

Notes to Financial Statements (Continued)

December 31, 2015

only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $52,221,390, which was comprised of cash

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Citigroup Global Markets, Inc., 0.41%, dated 03/20/15, due 02/04/16, repurchase price $376,370,938, collateralized by a U.S. Government Agency Security, 1.80%, maturing 09/28/20; total market value $382,500,694.

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

40

Notes to Financial Statements (Continued)

December 31, 2015

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89%-4.50%, maturing 05/25/23-12/01/45; total market value $153,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Citigroup Global Markets, Inc	$4,000,000	$—	$4,000,000	$(4,000,000)	$—
Deutsche Bank Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Goldman Sachs & Co.	5,646,085	—	5,646,085	(5,646,085)	—
Nomura Securities International, Inc.	9,575,305	—	9,575,305	(9,575,305)	—
Nomura Securities International, Inc.	20,000,000	—	20,000,000	(20,000,000)	—
Societe Generale	10,000,000	—	10,000,000	(10,000,000)	—
Total	$52,221,390	$—	$52,221,390	$(52,221,390)	$—
Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

41

Notes to Financial Statements (Continued)

December 31, 2015

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments, futures, forward and foreign currency transactions
$—	$(1,413,872)	$1,413,872

Amount designated as “—“ is zero or has been rounded to zero.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

42

Notes to Financial Statements (Continued)

December 31, 2015

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management Inc.
Dimensional Fund Advisors LP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.016% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $120,926, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $58,744, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.72%, and after contractual and voluntary fee waivers was 0.71% and 0.72%, respectively.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

43

Notes to Financial Statements (Continued)

December 31, 2015

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $355,078 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $4,691.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $170,059.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,682.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow

44

Notes to Financial Statements (Continued)

December 31, 2015

up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $632,424,615 and sales of $519,507,950 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on

45

Notes to Financial Statements (Continued)

December 31, 2015

the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $3,492 of brokerage commissions.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$14,876,927	$—	$14,876,927	$—	$14,876,927

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$45,214,876	$—	$45,214,876	$—	$45,214,876

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$24,044,857	$—	$24,044,857	$(129,607,478)	$(72,834,005)	$(178,396,626)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,190,623,188	$89,111,099	$(161,767,726)	$(72,656,627)

As of December 31, 2015, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations. Any unlimited losses will be required to be utilized prior to the losses which have an expiration date.

46

Notes to Financial Statements (Continued)

December 31, 2015

The following table represents capital loss carryforwards with the year the amounts will expire, as applicable, if not utilized to offset future capital gains.

Amount	Expires
$111,992,999	2017
138,088	2018
17,476,391	Unlimited

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager International Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

48

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2015, the foreign source income for the Fund was $36,079,883 or $0.3155 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2015, the foreign tax credit for the Fund was $985,512 or $0.0086 per outstanding share.

49

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

50

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

51

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

52

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

53

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

54

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

55

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

56

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

57

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

58

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

59

Annual Report

December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund

AR-MM-LCG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager Large Cap Growth Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager Large Cap Growth Fund (Class Y) returned 3.57% versus 5.67% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 212 funds as of December 31, 2015) was 6.28% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by: Massachusetts Financial Services Company; Pyramis Global Advisors, LLC*; and Winslow Capital Management, LLC.

*	As of December 10, 2015, Pyramis Global Advisors, LLC no longer serves as a subadviser to the Fund.

The following commentary is provided by Massachusetts Financial Services Company

Sluggish global growth weighed on both developed and emerging market (“EM”) economies during the reporting period. EM economies have been particularly lackluster. While the US Federal Reserve (Fed) began its anticipated monetary policy tightening cycle at the end of the period, other large developed economies continued to embrace accommodative monetary policies, particularly the European Central Bank and the Bank of Japan. Focus remained on China after policy missteps by the Chinese government roiled global markets over the summer, beginning with the uncoordinated response to the stock market’s boom and bust and then the surprising decision to devalue the renminbi in August. China subsequently ramped up a wide range of monetary and fiscal measures to stimulate the economy and bolster sentiment. Its economy appeared to stabilize late in the period. Also at the end of the period, the Chinese renminbi was granted reserve currency status by the International Monetary Fund (“IMF”), which announced its inclusion in the IMF’s Special Drawing Rights currency basket effective October 1, 2016.

During the second half of the reporting period, the US faced an earnings recession caused primarily by the sharp decline in the prices of oil and other commodities. Earnings contractions were concentrated primarily in the energy, materials and industrial sectors. An additional headwind for earnings was the sharp rise in the US dollar over the period. Exports were crimped by the dollar’s strength and falling demand in emerging markets. Consumer spending held up well during the second half of the period amid a modest increase in real wages and a tailwind from falling gasoline prices. Demand for autos reached near-record territory late in the period. In emerging markets, two key factors weighed on economies and asset prices: weaker Chinese growth, and the resulting decline in commodity prices, in addition to prospects for higher US interest rates. Structural factors like floating exchange rates and fiscal buffers partially offset these cyclical headwinds.

Weak stock selection in the retailing sector detracted from performance relative to the Russell 1000 Growth Index. Within this sector, overweight positions in department store retailer Kohl’s Corp.(a); video game, consumer electronics, and wireless services retailer GameStop Corp.; footwear company Skechers U.S.A., Inc.; and multinational retailer Best Buy Co., Inc. and an underweight position in home improvement and building materials retailer The Home Depot, Inc., weighed on relative results.

Security selection in the health care sector detracted from relative performance. Within this sector, the portfolio’s position in non-urban hospital operator Community Health Systems, Inc.(b) weighed on relative results as the stock lagged the benchmark during the reporting period.

*	As of September 2015, Pyramis Global Advisors, LLC no longer serves as a subadviser to the Fund.

(a)	Security is not a benchmark constituent.

(b)	Security was not held in the portfolio at period end.

4

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

Security selection in the consumer staples sector also hurt relative performance. The portfolio’s overweight position in oilseeds, corn and wheat processor Archer-Daniels-Midland Co. hindered relative results.

Stock selection in the financial services sector detracted from relative performance. The portfolio’s overweight position in enterprise information management services company Iron Mountain Inc.(b) and holding a position in financial services company Discover Financial Services(b) were among the portfolio’s top relative detractors over the reporting period.

Elsewhere, the portfolio’s position in computer data storage company Western Digital Corp.(b) weighed on relative results.

Stock selection in the leisure sector contributed to relative performance. Within this sector, an overweight position in video game maker Electronic Arts Inc. and the portfolio’s position in cruise company Carnival Corp.(b) benefited relative returns. Stock selection in the technology sector further aided relative performance. Here, overweight positions in diversified technology company Avago Technologies Ltd., broadband communications and networking services provider Broadcom Corp. and social networking service provider Facebook, Inc. bolstered relative performance.

Stock selection in the basic materials sector further contributed to relative results. However, there were no stocks within this sector that were among the portfolio’s top relative contributors over the reporting period.

Security selection in the energy sector supported relative returns. Within this sector, an overweight position in independent petroleum products company Marathon Petroleum Corp. supported relative performance.

Individual stocks that contributed to relative performance included overweight positions in meat processor company Tyson Foods, Inc. and automotive replacement parts distributor

AutoZone, Inc. Additionally, the portfolio’s position in confectionery, food and beverage conglomerate Mondelez International, Inc.(b) and not holding shares of financial services company American Express Co. boosted relative returns.

Portfolio Managers: James C. Fallon**, Matthew W. Krummell, Jonathan W. Sage**, John E. Stocks**

**	As of September 2015.

The following commentary is provided by Pyramis Global Advisors, LLC

U.S. equity markets were mixed for the year-to-date period ended December 9, 2015. The broad market, as measured by the S&P 500 Index (S&P 500), posted a modest gain of 1.44%. Small caps lagged their large cap brethren, with the Russell 2000 Index registering -3.72% for the period. Market volatility was choppy throughout the period, with concerns related to global growth prospects and speculation regarding possible Federal Reserve rate increases fueling that dynamic.

On the economic front, the economy continued to show modest positive growth at times, and the data seemed to support a slightly improving picture, but increased volatility, concern about a global growth slowdown, and Fed rate concerns dampened the economic picture materially, particularly during the third quarter. Of chief concern globally was a more negative outlook on China’s industrial and economic growth, a development that caused considerable ripple effects in U.S. equity markets over the period.

The U.S. job market remained relatively firm over the latter stages of the period. The national unemployment rate remains below 6%, though it is important to note that the labor force participation rate has fallen to lows not seen since 1977. Consumer sentiment also remains stable, fueled by a lack of any real increase in inflation over the course of the year.

Fundamentally, U.S. equity markets are on decent footing, even if challenged by the global economic backdrop. Monetary policy in the U.S. is viewed as neutral on a global basis, with the markets looking toward a small, largely symbolic hike in short-term interest rates by the end of 2015.

(b)	Security was not held in the portfolio at period end.

5

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

During the year-to-date period ended December 9, 2015, the portfolio underperformed the benchmark. The Consumer Discretionary, Materials, and Industrials sectors were the primary detractors from relative performance, while the Telecommunication Services and Health Care sectors contributed.

In the Consumer Discretionary sector, the underweight in ecommerce company Amazon.com, Inc. and the overweight in media conglomerate Viacom Inc. were among the largest individual detractors. Amazon.com shares rose as the company reported solid quarterly earnings during the period, driven by better-than-expected revenue growth as the company’s Prime offering continued to serve as a catalyst. Viacom shares declined as the company reported disappointing quarterly results during the period, driven by lower advertising sales from its U.S. cable business. In the Materials sector, the overweights in specialty chemicals company Ashland Inc. and mining company Freeport-McMoRan Inc. were among the largest Portfolio detractors. Despite reporting better-than-expected second quarter earnings, Ashland declined amid negative investor sentiment due to a broad sell off in commodities during the period. Shares of Freeport-McMoRan declined as the company reported mixed quarterly results and lower-than-expected cash flow. A nearly 27% drop in copper prices during the period also weighed on the company’s shares.

In the Industrials sector, the overweight in airline operator Copa Holdings S.A. was among the largest Portfolio detractors. Copa reported mixed quarterly results during the period and also lowered its full year guidance due to reductions in capacity in Venezuela and a weaker economic outlook in Latin America. Among individual holdings, the overweight in chipmaker QUALCOMM Inc. was among the largest Portfolio detractors. Despite reporting solid quarterly results during the period, QUALCOMM declined as the company provided weaker-than-expected earnings guidance for the second and third quarter.

Not owning any Telecom Services names helped relative performance as the sector broadly underperformed the index during the period. In the Health Care sector, the underweight in biotech company Biogen was among the largest Portfolio contributors to relative performance. Biogen shares declined as the company reported disappointing second quarter earnings and also lowered its full year 2015 guidance, citing a more muted sales outlook for its multiple sclerosis drug, Tecfidera®. Among individual holdings, the overweights in video game publisher Activision Blizzard, Inc. and home improvement retailer The Home Depot, Inc. were among the largest Portfolio contributors. Shares of Activision Blizzard rose as the company reported second quarter earnings that topped consensus estimates, driven by strong sales of its “Call of Duty” and “Hearthstone” game franchises. News that Activision Blizzard will be added to the S&P 500 also helped push the company’s shares higher. The Home Depot shares rose as the company posted solid quarterly earnings during the period, driven by better-than-expected same-store sales and higher margins. The Home Depot also raised its full year guidance ahead of consensus forecasts.

Portfolio Managers: Stephen Balter, CFA; and Christopher Galizio, CFA

The following commentary is provided by Winslow Capital Management, LLC

The S&P 500 Index (S&P 500) declined 0.7% (ex-dividends) in 2015, matching the 0.6% decline in forecasted earnings of the companies that comprise the S&P 500. We view the market returns for the year as highly rational and we anticipate earnings growth and S&P 500 returns to remain quite correlated in the coming years. This correlation will have profound implications for active managers and investors.

From the recent market lows in 2009 through 2015, the S&P 500 returned about 200%. Much of this return was driven by P/E-multiple expansion as valuations were repaired. With valuations now approximating historic averages, multiple expansion is less likely. Operating margins are also near peak levels and forecasted global growth hovers near 3%. We believe these factors will drive just single-digit earnings growth on

6

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

average for companies in the S&P 500 in the next several years. Our road map for 2016 through 2020 anticipates a continuation of the bull market, but one with muted returns, tethered to muted earnings growth. While an exogenous event is a perennial concern, we do not see evidence of a recession derailing modest earnings growth during this period.

Growth equities and Value equities followed this playbook in 2015. The Russell 1000® Growth Index (Growth Index) increased 4% (ex-dividends) and aggregate earnings for the companies in the benchmark increased 3%, while the Russell 1000® Value Index (Value Index) declined 6% (ex-dividends) in line with the Value Index earnings decline of 6%. Thus, despite the more than 400 bps of outperformance in 2015 versus the S&P 500 and nearly 1,000 bps of outperformance versus Value, valuations in the Growth Index remain relatively attractive.

Our research concludes that Growth Equity outperformance, driven by higher-than-anticipated earnings growth, is the most likely road ahead. Fundamentally focused active equity managers, who found companies with higher earnings growth while remaining thoughtful on valuation, performed admirably in 2015. The truncating of P/E-multiple expansion will be a positive for certain active managers. We also expect that other recent headwinds to active management — bond surrogate outperformance, mega cap outperformance and the negative alpha of high growth foreign holdings — are less likely to continue. Disciplined active managers should be poised for a sustained period of alpha generation.

Rebounding sharply from the sentiment-driven sell-off in the third quarter, the Growth Index was up sharply in the fourth quarter. These results were more than sufficient to drive solid total returns for the year.

As had been the case throughout the year, consumer discretionary and information technology holdings drove absolute and relative performance. Amazon.com, Inc. (+118%), Ctrip Computer Technology (Shanghai) Co., Ltd. (+68%) and NIKE, Inc. (+32%) were the standouts in the consumer discretionary sector. Adobe Systems Inc. (+29%), Facebook, Inc. (+34%) and Visa Inc. (+19%) were the largest contributors in the information technology sector.

Our continued underweighting of the energy sector also contributed. We believed consensus estimates for oil prices were too high. The positioning proved advantageous, as the sector declined 38%.

Relative weakness in the healthcare sector in the third and fourth quarters was sufficient to make this sector the largest detractor to relative performance for the year. Concerns about drug pricing, as well as the slowdown in growth of the newly insured from the previous year’s Affordable Care Act gains, undermined sentiment for the sector. Specialty pharmaceutical companies such as Valeant Pharmaceuticals International, Inc. (-26%) were the most challenged. Volatility in the healthcare sector overall provided attractive alternatives with fewer near-term headwinds.

Underweighting the consumer staples sector detracted from performance. McDonald’s Corp. (+30%) and Altria Group, Inc. (+23%), while experiencing P/E expansion, continue to experience earnings growth below our investment policy thresholds. The Kraft Heinz Co. (+47%) benefited from their merger and investment by 3G Capital and Warren Buffet.

Amazon.com contributed on its strong position in the web services and retail segments with strong topline growth and expanding margins in both segments. We added to the position in 2015. Ctrip contributed in the year due to stronger-than-consensus revenue and profitability as well as the market’s perception that investments in eLong and Qunar will reduce industry competitive pressure. The position was sold on valuation. NIKE contributed with a good growth profile across geographies and categories (footwear and apparel). We added to the position in 2015.

Union Pacific Corp. detracted as rail volume headwinds will likely drive negative estimate revisions. The position was sold. Alibaba Group Holding Ltd. detracted as significant stock market sell-off in China led to macro concerns. Baidu

7

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

Online Network Technology (Beijing) Co., Ltd. detracted as the Chinese economy slowed, and was sold to reduce exposure to the Chinese economy.

No derivatives were used in this portfolio.

Portfolio Managers: Patrick M. Burton, CFA; Justin H. Kelly, CFA; and Clark J. Winslow

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Fund Overview	NVIT Multi-Manager Large Cap Growth Fund

Asset Allocation†

Common Stocks	98.9%
Repurchase Agreements	2.0%
Liabilities in excess of other assets	(0.9%)
100.0%

Top Industries††

Internet Software & Services	7.9%
Software	7.8%
Information Technology Services	7.2%
Specialty Retail	7.0%
Biotechnology	6.4%
Technology Hardware, Storage & Peripherals	5.4%
Internet & Catalog Retail	4.4%
Pharmaceuticals	4.1%
Hotels, Restaurants & Leisure	3.9%
Health Care Providers & Services	3.7%
Other Industries*	42.2%
100.0%

Top Holdings††

Apple, Inc.	5.2%
Amazon.com, Inc.	3.0%
Facebook, Inc., Class A	2.5%
Gilead Sciences, Inc.	2.3%
Home Depot, Inc. (The)	1.9%
Alphabet, Inc., Class C	1.9%
Visa, Inc., Class A	1.8%
Microsoft Corp.	1.8%
Alphabet, Inc., Class A	1.8%
Celgene Corp.	1.5%
Other Holdings*	76.3%
100.0%

Objective

The Fund seeks long-term capital growth.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class Y) returned 3.57%, underperforming its benchmark by 2.10% and the Lipper peer category median by 2.71%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

9

Fund Performance	NVIT Multi-Manager Large Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	3.43%	11.70%	7.56%
Class II	3.13%	11.40%	7.30%
Class Y	3.57%	11.86%	7.72%
Russell 1000® Growth Index	5.67%	13.53%	9.88%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.83%	0.80%
Class II	1.08%	1.05%
Class Y	0.68%	0.65%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses.The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class' actual results.

10

Fund Performance (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Growth Fund since inception through 12/31/15 versus performance of the Russell 1000® Growth Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

11

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	995.80	4.02	0.80
	Hypothetical	(a)(b)	1,000.00	1,021.17	4.08	0.80
Class II Shares	Actual	(a)	1,000.00	994.10	5.28	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.91	5.35	1.05
Class Y Shares	Actual	(a)	1,000.00	995.80	3.27	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.93	3.31	0.65

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

12

Statement of Investments

December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.9%

	Shares	Market Value

Aerospace & Defense 2.5%
General Dynamics Corp.	84,741	$11,640,024
Huntington Ingalls Industries, Inc.	19,000	2,410,150
Northrop Grumman Corp.	31,278	5,905,599
Spirit AeroSystems Holdings, Inc., Class A*	186,600	9,343,062
Textron, Inc.	145,444	6,110,102
United Technologies Corp.	56,251	5,404,034

		40,812,971

Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	104,100	4,694,910
FedEx Corp.	35,276	5,255,771

		9,950,681

Airlines 1.2%
Delta Air Lines, Inc.	265,052	13,435,486
United Continental Holdings, Inc.*	118,595	6,795,493

		20,230,979

Auto Components 1.3%
Delphi Automotive PLC	56,271	4,824,113
Lear Corp.	54,232	6,661,317
Visteon Corp.*	90,700	10,385,150

		21,870,580

Automobiles 0.2%
Tesla Motors, Inc.* (a)	15,308	3,674,073
Banks 0.4%
JPMorgan Chase & Co.	52,054	3,437,126
Signature Bank*	22,300	3,420,151

		6,857,277

Beverages 1.2%
Coca-Cola Co. (The)	112,384	4,828,017
Dr. Pepper Snapple Group, Inc.	128,600	11,985,520
PepsiCo, Inc.	23,643	2,362,408

		19,175,945

Biotechnology 6.4%
Alexion Pharmaceuticals, Inc.*	87,938	16,774,174
Biogen, Inc.*	14,217	4,355,378
BioMarin Pharmaceutical, Inc.*	27,574	2,888,652
Celgene Corp.*	211,386	25,315,587
Gilead Sciences, Inc.	369,644	37,404,276
Regeneron Pharmaceuticals, Inc.*	5,103	2,770,266
United Therapeutics Corp.*	59,500	9,318,295
Vertex Pharmaceuticals, Inc.*	43,352	5,454,982

		104,281,610

Common Stocks (continued)

	Shares	Market Value

Building Products 1.1%
A.O. Smith Corp.	37,500	$2,872,875
Masco Corp.	350,500	9,919,150
Owens Corning, Inc.	113,606	5,342,890

		18,134,915

Capital Markets 0.7%
Bank of New York Mellon Corp. (The)	161,700	6,665,274
Charles Schwab Corp. (The)	161,794	5,327,877

		11,993,151

Chemicals 3.5%
E.I. du Pont de Nemours & Co.	39,300	2,617,380
Ecolab, Inc. (a)	67,416	7,711,042
LyondellBasell Industries NV, Class A	128,549	11,170,908
Monsanto Co.	102,830	10,130,812
PPG Industries, Inc.	102,656	10,144,466
Praxair, Inc.	27,500	2,816,000
Sherwin-Williams Co. (The)	49,692	12,900,043

		57,490,651

Commercial Services & Supplies 0.5%
Cintas Corp.	26,700	2,431,035
KAR Auction Services, Inc.	166,300	6,158,089

		8,589,124

Communications Equipment 1.1%
Cisco Systems, Inc.	153,505	4,168,428
Juniper Networks, Inc.	321,400	8,870,640
Palo Alto Networks, Inc.*	24,428	4,302,748

		17,341,816

Consumer Finance 0.5%
Discover Financial Services	119,467	6,405,821
LendingClub Corp.* (a)	211,699	2,339,274

		8,745,095

Diversified Consumer Services 0.1%
ServiceMaster Global Holdings, Inc.*	63,300	2,483,892
Diversified Financial Services 0.8%
CBOE Holdings, Inc.	68,100	4,419,690
FactSet Research Systems, Inc.	34,400	5,592,408
Moody’s Corp.	22,916	2,299,392

		12,311,490

Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	336,019	15,530,798

Electronic Equipment, Instruments & Components 0.1%
Jabil Circuit, Inc.	99,900	2,326,671

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 0.3%
Cameron International Corp.*	60,283	$3,809,886
Schlumberger Ltd.	13,700	955,575

		4,765,461

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	36,969	5,970,494
CVS Health Corp.	182,407	17,833,932
Kroger Co. (The)	296,700	12,410,961

		36,215,387

Food Products 2.6%
Archer-Daniels-Midland Co.	180,315	6,613,954
Bunge Ltd.	73,387	5,010,865
Campbell Soup Co.	191,100	10,042,305
General Mills, Inc.	108,446	6,252,996
Kellogg Co.	34,500	2,493,315
Mondelez International, Inc., Class A	73,547	3,297,848
Tyson Foods, Inc., Class A (a)	162,598	8,671,351

		42,382,634

Health Care Equipment & Supplies 3.0%
Boston Scientific Corp.*	367,543	6,777,493
DexCom, Inc.*	57,633	4,720,143
Edwards Lifesciences Corp.*	193,286	15,265,728
Hologic, Inc.*	334,772	12,952,328
Medtronic PLC	80,412	6,185,291
STERIS PLC	28,664	2,159,546

		48,060,529

Health Care Providers & Services 3.8%
AmerisourceBergen Corp.	23,900	2,478,669
Centene Corp.*	169,900	11,181,119
Community Health Systems, Inc.*	126,919	3,367,161
HCA Holdings, Inc.*	143,442	9,700,982
Laboratory Corp. of America Holdings*	19,900	2,460,436
McKesson Corp.	76,065	15,002,300
Molina Healthcare, Inc.* (a)	79,489	4,779,674
UnitedHealth Group, Inc.	105,264	12,383,257

		61,353,598

Hotels, Restaurants & Leisure 4.0%
Brinker International, Inc. (a)	138,401	6,636,328
Carnival Corp.	104,568	5,696,865
Darden Restaurants, Inc.	143,700	9,145,068
Domino’s Pizza, Inc. (a)	41,468	4,613,315
Hilton Worldwide Holdings, Inc.	168,598	3,607,997
McDonald’s Corp.	83,300	9,841,062
Norwegian Cruise Line Holdings Ltd.*	94,439	5,534,125
Starbucks Corp.	143,515	8,615,205

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	38,900	$2,826,085
Yum! Brands, Inc.	106,430	7,774,712

		64,290,762

Household Products 1.0%
Clorox Co. (The)	84,600	10,729,818
Colgate-Palmolive Co.	84,283	5,614,934

		16,344,752

Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	261,059	2,498,335

Industrial Conglomerates 1.3%
Danaher Corp.	83,258	7,733,003
General Electric Co.	159,999	4,983,969
Roper Technologies, Inc.	42,336	8,034,949

		20,751,921

Information Technology Services 7.3%
Accenture PLC, Class A	103,338	10,798,821
Cognizant Technology Solutions Corp., Class A*	155,919	9,358,258
CoreLogic, Inc.*	239,600	8,112,856
Fidelity National Information Services, Inc.	82,587	5,004,772
First Data Corp., Class A* (a)	449,180	7,195,864
FleetCor Technologies, Inc.*	58,869	8,414,146
Global Payments, Inc. (a)	108,057	6,970,757
MasterCard, Inc., Class A	111,358	10,841,815
Paychex, Inc.	46,000	2,432,940
PayPal Holdings, Inc.*	125,166	4,531,009
Total System Services, Inc.	121,800	6,065,640
Vantiv, Inc., Class A*	188,100	8,919,702
Visa, Inc., Class A	383,841	29,766,870

		118,413,450

Insurance 1.2%
Markel Corp.*	9,900	8,745,165
MetLife, Inc.	68,681	3,311,111
Prudential Financial, Inc.	86,568	7,047,501

		19,103,777

Internet & Catalog Retail 4.5%
Amazon.com, Inc.*	73,735	49,836,749
Netflix, Inc.*	41,225	4,715,315
Priceline Group, Inc. (The)* (a)	14,168	18,063,492

		72,615,556

Internet Software & Services 8.0%
Alibaba Group Holding Ltd.,ADR-CN* (a)	84,570	6,873,004
Alphabet, Inc., Class A*	36,914	28,719,461
Alphabet, Inc., Class C*	40,978	31,097,384
CoStar Group, Inc.* (a)	23,416	4,839,853

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Facebook, Inc., Class A*	384,992	$40,293,263
LinkedIn Corp., Class A*	47,671	10,729,789
VeriSign, Inc.*	86,000	7,512,960

		130,065,714

Life Sciences Tools & Services 1.2%
Quintiles Transnational Holdings, Inc.*	108,599	7,456,407
Thermo Fisher Scientific, Inc.	57,257	8,121,906
Waters Corp.*	30,000	4,037,400

		19,615,713

Machinery 0.5%
Illinois Tool Works, Inc.	83,700	7,757,316

Media 2.2%
Charter Communications, Inc., Class A* (a)	37,286	6,827,067
Comcast Corp., Class A	236,894	13,367,928
Time Warner Cable, Inc.	17,048	3,163,938
Walt Disney Co. (The)	121,088	12,723,927

		36,082,860

Multiline Retail 0.8%
Dollar Tree, Inc.*	36,464	2,815,750
Target Corp.	130,598	9,482,721

		12,298,471

Oil, Gas & Consumable Fuels 0.4%
Cabot Oil & Gas Corp.	27,600	488,244
Concho Resources, Inc.*	20,760	1,927,774
EOG Resources, Inc.	12,500	884,875
Marathon Petroleum Corp.	69,722	3,614,388

		6,915,281

Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	39,300	3,460,758

Pharmaceuticals 4.1%
AbbVie, Inc.	227,500	13,477,100
Allergan PLC*	23,150	7,234,375
Bristol-Myers Squibb Co.	365,196	25,121,833
Eli Lilly & Co.	124,183	10,463,659
Merck & Co., Inc.	126,328	6,672,645
Zoetis, Inc.	79,600	3,814,432

		66,784,044

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	140,634	13,634,466
Extra Space Storage, Inc.	80,062	7,062,269

		20,696,735

Real Estate Management & Development 0.2%
Realogy Holdings Corp.*	86,414	3,168,801

Common Stocks (continued)

	Shares	Market Value

Road & Rail 0.1%
Union Pacific Corp.	27,320	$2,136,424

Semiconductors & Semiconductor Equipment 1.1%
Avago Technologies Ltd.	105,357	15,292,569
Broadcom Corp., Class A	36,355	2,102,046

		17,394,615

Software 7.8%
Activision Blizzard, Inc. (a)	165,096	6,390,866
Adobe Systems, Inc.*	132,984	12,492,517
Aspen Technology, Inc.* (a)	165,832	6,261,816
Atlassian Corp. PLC, Class A*	21,500	646,720
Citrix Systems, Inc.*	139,800	10,575,870
Electronic Arts, Inc.*	285,559	19,623,615
Intuit, Inc.	153,678	14,829,927
Microsoft Corp.	518,075	28,742,801
Mobileye NV* (a)	148,228	6,267,080
salesforce.com, Inc.*	161,243	12,641,451
ServiceNow, Inc.*	63,187	5,469,467
Workday, Inc., Class A* (a)	43,631	3,476,518

		127,418,648

Specialty Retail 7.1%
American Eagle Outfitters, Inc. (a)	406,109	6,294,690
AutoZone, Inc.*	13,897	10,310,323
Best Buy Co., Inc. (a)	197,165	6,003,674
Foot Locker, Inc.	138,300	9,001,947
GameStop Corp., Class A (a)	106,972	2,999,495
Home Depot, Inc. (The)	239,759	31,708,128
L Brands, Inc.	154,231	14,778,414
Lowe’s Cos., Inc.	173,000	13,154,920
O’Reilly Automotive, Inc.*	41,900	10,618,298
Ross Stores, Inc.	68,773	3,700,675
Ulta Salon Cosmetics & Fragrance, Inc.*	35,654	6,595,990

		115,166,554

Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	817,693	86,070,365
Western Digital Corp.	45,595	2,737,980

		88,808,345

Textiles, Apparel & Luxury Goods 2.0%
lululemon athletica, Inc.* (a)	68,439	3,590,994
NIKE, Inc., Class B	387,062	24,191,375
Skechers U.S.A., Inc., Class A* (a)	59,863	1,808,461
Under Armour, Inc., Class A* (a)	37,309	3,007,479

		32,598,309

Tobacco 1.0%
Altria Group, Inc.	118,938	6,923,381
Philip Morris International, Inc.	112,810	9,917,127

		16,840,508

15

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 0.3%
United Rentals, Inc.*	62,369	$4,524,247

Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A* (a)	70,875	7,446,836

Total Common Stocks (cost $1,359,829,292)		1,607,778,060

Repurchase Agreements 2.0%

	Principal Amount

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $3,000,491, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $3,060,001. (b)(c)(d)	$3,000,000	3,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $1,415,771, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $1,444,035. (b)(c)	1,415,721	1,415,721
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $3,023,361, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $3,083,711. (b)(c)	3,023,246	3,023,246
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $15,000,963, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $15,300,000. (b)(c)	15,000,000	15,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (b)(c)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $32,438,967)		32,438,967

Total Investments (cost $1,392,268,259) (e) — 100.9%		1,640,217,027

Liabilities in excess of other assets — (0.9%)		(15,112,587)

NET ASSETS — 100.0%		$1,625,104,440

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $73,029,248, which was collateralized by a repurchase agreements with a value of $32,438,967 and $42,801,288 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%—6.25%, and maturity dates ranging from 01/07/16—11/15/45 a total value of $75,240,255.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $32,438,967.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	Illiquid security.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CN	China

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund
Assets:
Investments, at value*(cost $1,359,829,292)	$1,607,778,060
Repurchase agreements, at value (cost $32,438,967)	32,438,967

Total Investments, at value (total cost $1,392,268,259)	1,640,217,027

Cash	15,617,317
Dividends receivable	1,259,954
Security lending income receivable	32,655
Receivable for investments sold	1,587,016
Receivable for capital shares issued	227,330
Prepaid expenses	2,991

Total Assets	1,658,944,290

Liabilities:
Payable for investments purchased	309,615
Payable for capital shares redeemed	122,729
Payable upon return of securities loaned (Note 2)	32,438,967
Accrued expenses and other payables:
Investment advisory fees	832,034
Fund administration fees	42,260
Distribution fees	26,409
Administrative servicing fees	24,632
Accounting and transfer agent fees	330
Custodian fees	9,070
Compliance program costs (Note 3)	1,801
Professional fees	19,571
Printing fees	12,221
Other	211

Total Liabilities	33,839,850

Net Assets	$1,625,104,440

Represented by:
Capital	$1,150,495,672
Accumulated undistributed net investment income	685,698
Accumulated net realized gains from investments	225,974,302
Net unrealized appreciation/(depreciation) from investments	247,948,768

Net Assets	$1,625,104,440

*	Includes value of securities on loan of $73,029,248 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund
Net Assets:
Class I Shares	$59,738,879
Class II Shares	122,963,385
Class Y Shares	1,442,402,176

Total	$1,625,104,440

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,734,311
Class II Shares	9,810,219
Class Y Shares	114,000,500

Total	128,545,030

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.62
Class II Shares	$12.53
Class Y Shares	$12.65

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi-Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$21,423,695
Income from securities lending (Note 2)	225,409
Interest income	27,547
Foreign tax withholding	(8,051)

Total Income	21,668,600

EXPENSES:
Investment advisory fees	10,557,363
Fund administration fees	505,753
Distribution fees Class II Shares	317,983
Administrative servicing fees Class I Shares	94,816
Administrative servicing fees Class II Shares	191,871
Professional fees	76,162
Printing fees	26,850
Trustee fees	46,834
Custodian fees	62,058
Accounting and transfer agent fees	1,834
Compliance program costs (Note 3)	7,113
Other	39,568

Total expenses before fees waived	11,928,205

Investment advisory fees waived (Note 3)	(480,072)

Net Expenses	11,448,133

NET INVESTMENT INCOME	10,220,467

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	228,034,421
Net change in unrealized appreciation/(depreciation) from investments	(178,018,433)

Net realized/unrealized gains from investments	50,015,988

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$60,236,455

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$10,220,467	$10,189,238
Net realized gains from investments	228,034,421	139,283,941
Net change in unrealized appreciation/(depreciation) from investments	(178,018,433)	12,226,441

Change in net assets resulting from operations	60,236,455	161,699,620

Distributions to Shareholders From:
Net investment income:
Class I	(286,254)	(315,018)
Class II	(282,410)	(305,403)
Class Y	(9,152,347)	(9,069,081)
Net realized gains:
Class I	(5,208,463)	(4,422,281)
Class II	(10,518,311)	(9,152,095)
Class Y	(122,924,048)	(100,217,707)

Change in net assets from shareholder distributions	(148,371,833)	(123,481,585)

Change in net assets from capital transactions	62,388,378	72,886,424

Change in net assets	(25,747,000)	111,104,459

Net Assets:
Beginning of year	1,650,851,440	1,539,746,981

End of year	$1,625,104,440	$1,650,851,440

Accumulated undistributed net investment income at end of year	$685,698	$567,942

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,582,637	$8,663,889
Dividends reinvested	5,494,717	4,737,299
Cost of shares redeemed	(14,126,615)	(15,997,649)

Total Class I Shares	(2,049,261)	(2,596,461)

Class II Shares
Proceeds from shares issued	9,723,886	9,248,821
Dividends reinvested	10,800,721	9,457,498
Cost of shares redeemed	(19,704,668)	(22,983,470)

Total Class II Shares	819,939	(4,277,151)

Class Y Shares
Proceeds from shares issued	78,758,964	119,353,033
Dividends reinvested	132,076,395	109,286,788
Cost of shares redeemed	(147,217,659)	(148,879,785)

Total Class Y Shares	63,617,700	79,760,036

Change in net assets from capital transactions	$62,388,378	$72,886,424

20

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	479,737	651,960
Reinvested	451,011	360,800
Redeemed	(1,056,355)	(1,210,339)

Total Class I Shares	(125,607)	(197,579)

Class II Shares
Issued	724,378	697,780
Reinvested	894,707	725,772
Redeemed	(1,481,616)	(1,741,791)

Total Class II Shares	137,469	(318,239)

Class Y Shares
Issued	5,765,083	8,982,946
Reinvested	10,790,840	8,292,904
Redeemed	(10,750,742)	(11,067,711)

Total Class Y Shares	5,805,181	6,208,139

Total change in shares	5,817,043	5,692,321

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$13.43	0.07	0.34	0.41	(0.06)	(1.16)	(1.22)	$12.62	3.43%		$59,738,879	0.80%	0.50%		0.83%	74.44%
Year Ended December 31, 2014 (c)	$13.14	0.07	1.27	1.34	(0.06)	(0.99)	(1.05)	$13.43	10.44%		$65,263,005	0.80%	0.53%		0.83%	43.01%
Year Ended December 31, 2013 (c)	$10.54	0.08	3.48	3.56	(0.09)	(0.87)	(0.96)	$13.14	34.74%		$66,446,033	0.81%	0.65%		0.83%	52.44%
Year Ended December 31, 2012 (c)	$9.33	0.07	1.45	1.52	(0.05)	(0.26)	(0.31)	$10.54	16.35%		$55,625,506	0.82%	0.68%		0.85%	108.38%
Year Ended December 31, 2011 (c)	$9.61	–	(0.28)	(0.28)	–	–	–	$9.33	(2.91%	)	$58,971,210	0.85%	0.04%		0.85%	82.82%

Class II Shares
Year Ended December 31, 2015 (c)	$13.35	0.03	0.34	0.37	(0.03)	(1.16)	(1.19)	$12.53	3.13%		$122,963,385	1.05%	0.24%		1.08%	74.44%
Year Ended December 31, 2014 (c)	$13.07	0.04	1.26	1.30	(0.03)	(0.99)	(1.02)	$13.35	10.15%		$129,123,556	1.05%	0.28%		1.08%	43.01%
Year Ended December 31, 2013 (c)	$10.49	0.05	3.46	3.51	(0.06)	(0.87)	(0.93)	$13.07	34.41%		$130,550,750	1.06%	0.40%		1.08%	52.44%
Year Ended December 31, 2012 (c)	$9.28	0.04	1.45	1.49	(0.02)	(0.26)	(0.28)	$10.49	16.14%		$108,083,342	1.07%	0.42%		1.10%	108.38%
Year Ended December 31, 2011 (c)	$9.59	(0.02)	(0.29)	(0.31)	–	–	–	$9.28	(3.23%	)	$114,643,648	1.10%	(0.20%	)	1.10%	82.82%

Class Y Shares
Year Ended December 31, 2015 (c)	$13.46	0.09	0.34	0.43	(0.08)	(1.16)	(1.24)	$12.65	3.57%		$1,442,402,176	0.65%	0.65%		0.68%	74.44%
Year Ended December 31, 2014 (c)	$13.17	0.09	1.27	1.36	(0.08)	(0.99)	(1.07)	$13.46	10.56%		$1,456,464,879	0.65%	0.68%		0.68%	43.01%
Year Ended December 31, 2013 (c)	$10.56	0.10	3.49	3.59	(0.11)	(0.87)	(0.98)	$13.17	34.95%		$1,342,750,198	0.66%	0.80%		0.68%	52.44%
Year Ended December 31, 2012 (c)	$9.34	0.09	1.46	1.55	(0.07)	(0.26)	(0.33)	$10.56	16.63%		$1,030,008,765	0.67%	0.86%		0.70%	108.38%
Year Ended December 31, 2011 (c)	$9.63	0.02	(0.29)	(0.27)	(0.02)	–	(0.02)	$9.34	(2.84%	)	$850,885,246	0.70%	0.21%		0.70%	82.82%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

24

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,607,778,060	$—	$—	$1,607,778,060
Repurchase Agreements	—	32,438,967	—	32,438,967
Total	$1,607,778,060	$32,438,967	$—	$1,640,217,027

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $32,438,967, which was comprised of cash.

25

Notes to Financial Statements (Continued)

December 31, 2015

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63% – 1.75%, maturing 08/31/17 – 03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

26

Notes to Financial Statements (Continued)

December 31, 2015

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89% – 4.50%, maturing 05/25/23 – 12/01/45; total market value $153,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$3,000,000	$—	$3,000,000	$(3,000,000)	$—
Goldman Sachs & Co.	1,415,721	—	1,415,721	(1,415,721)	—
Nomura Securities International, Inc.	3,023,246	—	3,023,246	(3,023,246)	—
Nomura Securities International, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
Societe Generale	10,000,000	—	10,000,000	(10,000,000)	—
Total	$32,438,967	$—	$32,438,967	$(32,438,967)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about

27

Notes to Financial Statements (Continued)

December 31, 2015

the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to return of capital dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments transactions
$—	$(381,700)	$381,700

Amount designated as “—“ is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then generally remain open for examination by taxing authorities.

28

Notes to Financial Statements (Continued)

December 31, 2015

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Massachusetts Financial Services Company
Winslow Capital Management, Inc.
Smith Asset Management Group L.P.

(a)	Effective December 10, 2015, Smith Asset Management Group L.P. was appointed as subadviser to the Fund. Effective December 9, 2015, Pyramis Global Advisors, LLC was terminated and ceased serving as subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

Effective December 10, 2015, the Trust and NFA have entered into a written contract waiving 0.036% of investment advisory fees of the Fund until May 1, 2017. During the period May 1, 2015 through December 9, 2015, the Trust and NFA had entered into a written contract waiving 0.028% of investment advisory fees of the Fund. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $321,192, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $158,880, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.63%, and after contractual and voluntary fee waivers was 0.61 % and 0.62%, respectively.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

29

Notes to Financial Statements (Continued)

December 31, 2015

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $505,753 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $7,113.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

30

Notes to Financial Statements (Continued)

December 31, 2015

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $286,687.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $1,228,573,477 and sales of $1,306,187,589 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

31

Notes to Financial Statements (Continued)

December 31, 2015

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $37,218 of brokerage commissions.

10. Federal	Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,721,011	$138,650,822	$148,371,833	$—	$148,371,833

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$43,752,101	$79,729,484	$123,481,585	$—	$123,481,585

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

32

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$685,698	$228,349,619	$229,035,317	$—	$245,573,451	$474,608,768

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,394,643,576	$279,873,881	$(34,300,430)	$245,573,451

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

34

Supplemental Information

December 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Initial Approval of Advisory Agreement

At the December 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), the termination of Pyramis Global Advisors, LLC (“Pyramis”) as a subadviser to the Fund and the appointment of Smith Asset Management Group, LP (“Smith Group”) as subadviser to the Fund pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Smith Group in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making their determinations, the Trustees took into account information provided to them as to Smith Group, including information relating to Smith Group’s investment strategy and process, Smith Group’s risk/return profile, and the correlation of returns between Smith Group and the Fund’s other two subadvisers. The Trustees also considered the experience of the investment personnel of Smith Group that would be managing the Fund. The Trustees considered information concerning the investment performance of the portion of the Fund managed by Pyramis and considered the past performance record of Smith Group managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets.

The Board considered the Fund’s overall fee level. The Board noted that the subadvisory fee schedule proposed with respect to Smith Group was anticipated to result in a lower effective subadvisory fee rate to be paid by NFA to Smith Group than that paid by NFA to Pyramis. The Board also considered that as a result of the new fee structure, NFA proposed to share the savings with shareholders of the Fund by entering into a Fee Waiver Agreement with the Trust whereby NFA would waive from the investment advisory fee 0.036% until at least May 1, 2017, representing all of the savings that NFA will realize due to the new fee structure (based on the Fund’s asset level and subadviser allocations as of September 30, 2015) and that the waiver cannot be changed or terminated without approval by the Board. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers.

The Board noted that the Fund’s subadvisory fee schedule includes breakpoints, reducing the subadvisory fees charged to NFA as assets attributable to the portion of the Fund’s assets managed by Smith Group increase.

The Board determined to defer any review of potential fallout benefits of the Subadvisory Agreement to Smith Group, if any, until Smith Group had served as subadviser for a reasonable period of time. No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

●	The nature, extent, and quality of the investment advisory services to be provided to the Fund by Smith Group appeared reasonable and appropriate;

●	The prospects for satisfactory investment performance of the portion of the Fund’s assets managed by Smith Group, if Smith Group were to be appointed as subadviser, were reasonable.

●	The subadvisory fees to be paid to Smith Group were fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

35

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 80.07%.

The Fund designates $138,650,822, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

36

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

37

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

38

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

39

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

41

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

42

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

43

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

44

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

45

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

46

Annual Report

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund

AR-MM-LCV 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager Large Cap Value Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager Large Cap Value Fund (Class Y) registered -3.04% versus -3.83 for its benchmark, the Russell 1000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Value Funds (consisting of 49 funds as of December 31, 2015) was -3.44% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by: Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; and Wellington Management Company, LLP

The following commentary is provided by Massachusetts Financial Services Company

Sluggish global growth weighed on both developed and emerging market (“EM”) economies during the reporting period. EM economies have been particularly lackluster. While the US Federal Reserve began its anticipated monetary policy tightening cycle at the end of the period, other large developed economies continued to embrace accommodative monetary policies, particularly the European Central Bank and the Bank of Japan. Focus remained on China after policy missteps by the Chinese government roiled global markets over the summer, beginning with the uncoordinated response to the stock market’s boom and bust and then the confusing decision to devalue the renminbi in August. China subsequently ramped up a wide range of monetary and fiscal measures to stimulate the economy and bolster sentiment. Its economy appeared to stabilize late in the period. Also at the end of the period, the Chinese renminbi was granted reserve currency status by the International Monetary Fund (“IMF”), which announced its inclusion in the IMF’s Special Drawing Rights currency basket effective October 1, 2016.

During the second half of the reporting period, the US faced an earnings recession caused primarily by the sharp decline in the prices of oil and other commodities. Earnings contractions were concentrated primarily in the energy, materials and industrial sectors. An additional headwind for earnings was the sharp rise in the US dollar over the period. Exports were crimped by the dollar’s strength and falling demand in emerging markets. Consumer spending held up well during the period amid a modest increase in real wages and a tailwind from falling gasoline prices. Demand for autos reached near-record territory late in the period. In emerging markets, two key factors weighed on economies and asset prices: weaker Chinese growth, and the resulting decline in commodity prices, in addition to prospects for higher US interest rates. Structural factors like floating exchange rates and fiscal buffers partially offset these cyclical headwinds.

Strong stock selection in the technology sector boosted results relative to the Russell 1000 Value Index. Within this sector, the sleeve’s holdings of diversified technology company Avago Technologies Ltd.(a) and an overweight position in broadband communications and networking services provider Broadcom Corp. aided relative results.

Stock selection in the leisure sector also helped relative returns. Here, overweight positions in video game maker Electronic Arts Inc. and global cruise vacation company Royal Caribbean Cruises Ltd. boosted relative performance as both stocks produced strong results over the reporting period.

Security selection in the consumer staples sector supported relative returns. Within this sector, an overweight position in food producer Tyson Foods, Inc. helped relative performance.

(a)	Security is not a benchmark constituent.

4

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Value Fund

Elsewhere, overweight positions in storage facility operator Public Storage and independent oil refiner Valero Energy Corp., and the sleeve’s position in automotive replacement parts distributor AutoZone, Inc.(b), boosted relative returns. Additionally, not holding shares of natural gas pipelines operator Kinder Morgan Energy Partners, L.P. and retail giant Wal-Mart Stores, Inc. also helped relative results.

Weak stock selection in the health care sector detracted from relative performance. Within this sector, an overweight position in non-urban hospital operator Community Health Systems, Inc. weighed on relative results as the stock lagged the benchmark during the reporting period.

Stock selection in the utilities & communications sector also hurt relative returns. Here, overweight positions in power generation company NRG Energy, Inc. and integrated electric power company The AES Corp. hindered relative results.

Other top relative detractors included overweight positions in independent natural gas and oil producer WPX Energy, Inc., real estate investment company Washington Prime Group Inc., diesel engine maker Cummins Engine, discount department store operator Kohl’s Corp.(b), global integrated energy company Hess Corp. and oil and gas exploration & production company Anadarko Petroleum Corp. Additionally, an underweight position in software giant Microsoft Corp. further hindered relative performance.

Portfolio Managers: James C. Fallon*; Matthew W. Krummell; Jonathan W. Sage* and John E. Stocks*

The following commentary is provided by The Boston Company Asset Management, LLC

Global equities produced mixed results in 2015 as investors digested both political and economic volatility, triggered in part by Greece’s debt-crisis reforms, China’s economic slowdown, a precipitous drop in commodity prices and uncertainty about U.S. Federal Reserve (Fed)

policy. In the U.S., the Standard & Poor’s 500® Index rose 1.4%, while non-U.S. developed markets, as measured by the MSCI EAFE® Index, slipped 0.8% and the MSCI Emerging Markets® Index tumbled 14.92%.

Equity returns were mostly positive in the first quarter, bolstered by easy-money policies from major central banks and nascent signs of stability in some troubled economies. Fed Chair Janet Yellen laid out a roadmap of her “gradualist approach” to U.S. interest-rate increases, moving cautiously to avoid undermining economic expansion. The European Central Bank announced a plan to purchase €60 billion a month in assets to stimulate growth and lift inflation from dangerously low levels while protecting the rest of the eurozone from Greece’s political turmoil. Also in the first quarter, China lowered its growth forecast for 2015 and initiated a surprise rate cut, as leaders attempted to stoke the economy.

The second quarter brought modest results for global equities amid Greece’s debt drama, China’s economic slowdown and the prospect of a U.S. rate hike. The Commerce Department said the U.S. economy contracted in the first quarter, but less than previously estimated, against a backdrop of bad weather, disruptions at West Coast ports, a strong dollar and spending cuts in the Energy sector. Developed markets contended with uncertainty around Greece’s ongoing debt crisis, and concerns mounted about China.

Equities declined broadly through the later summer months as investors were rattled by China’s slowing economy, ambiguity about Fed policy, a rout in commodity prices and growing pessimism about corporate earnings. After its September meeting, the Fed left short-term interest rates unchanged, citing a troubled global economy and market turmoil, while first- and second-quarter Gross Domestic Product (GDP) estimates for the eurozone were revised up, mainly because of faster growth in Italy and more stability in Greece. Among emerging markets, reports of a slowdown in China dominated headlines and unnerved investors in its domestic A-share market and, subsequently, other markets.

*	As of September 2015.
(b)	Security was not held in the sleeve at period end.

5

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Value Fund

In order to stem the decline, China’s central bank devalued its currency in a move to stoke exports and then cut interest rates and reduced bank-reserve requirements.

By the end of 2015, equities rebounded amid signs of a stabilizing U.S. economy, which prompted the Fed to end its multiyear experiment with near-zero interest rates by raising its benchmark rate, while other central banks implemented more stimulus measures. Among developed markets, the U.K.’s Office of National Statistics said that the country’s economy grew at a slower pace than initially thought, while Japan’s factory output fell and retail sales slumped, suggesting that a clear economic recovery will be delayed until early 2016. Within emerging markets, China’s third-quarter growth figure dipped below its official targeted rate, causing leaders to enact more pro-growth measures, and Brazil’s statistics agency reported that the country’s recession deepened in the third quarter, as political gridlock stalled the passage of austerity measures, while excessively high unemployment and inflation squeezed household spending.

The sleeve significantly outperformed its benchmark, the Russell 1000 Value Index, during the period, driven by security selection. On a sector basis, Financials, Information Technology and Consumer Discretionary detracted most from relative returns, while Consumer Staples, Energy and Materials drove relative outperformance. Among individual securities, overweight positions in aggregates producers Martin Marietta Materials, Inc. and Vulcan Materials Co. and in technology company Alphabet Inc. bolstered relative returns, offset by a zero weight to industrials firm General Electric Co., an underweight to technology company Microsoft Corp. and an overweight to Energy company EOG Resources, Inc., which all weighed on results versus the benchmark.

We continue to believe that the equity market can deliver high-single-digit to low-double-digit total returns over the long term. Our estimate is based on a 2.2% dividend yield and mid- to high-single-digit earnings growth. U.S. equity markets appear modestly attractive with a price-to-earnings ratio for the S&P 500 Index of roughly 15x 2016 earnings estimates. An expansion of the market multiple, which is not unusual in a low interest-rate/low inflation environment, would lead to returns at the higher end of our estimate.

Portfolio Managers: John Bailer, CFA and Brian Ferguson

The following commentary is provided by Wellington Management Company, LLP

US stocks retreated briefly early in 2015, but then reached new all-time highs later in the first half of the year. The market pulled back in early March as soft manufacturing data, potential currency- and oil-related earnings headwinds, and valuation concerns weighed on investors’ minds. The US Federal Reserve’s (Fed) hesitation to raise rates, along with continued strong merger and acquisition activity, a rebound in hiring, and solid housing data, helped to fuel risk appetites. Stocks ended June on a sour note after negotiations between Greece and its creditors broke down. In the second half of the period, the US economy remained on solid footing, with a sharp rebound in Gross Domestic Product (GDP), a seven-year low in unemployment, and a healthy housing market. The growth slowdown in China and its implications for global commerce fueled investor anxiety. During August and September, the market remained extremely volatile and experienced its first correction since October 2011. Oil prices and the energy sector as a whole remained extremely volatile, with prices surging earlier in the period and falling sharply towards the end of the year. After much anticipation, the Fed delivered its first rate hike since 2006 in December, approving a small increase in the federal funds rate.

The Wellington Management Company portion of the sleeve outperformed (gross of fees) during the period. The sleeve’s relative outperformance was the result of strong stock selection, particularly in the information technology, financials, and consumer staples sectors. Weak selection within the industrials, energy, and health care sectors partially offset the positive relative

6

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Value Fund

returns during the period. Sector allocation, a residual of the bottom-up stock selection process, did not have a meaningful impact on performance for the period.

Top contributors to relative returns during the period included Alphabet (information technology), Imperial Tobacco Group PLC (consumer staples), and Bristol-Meyers Squibb Co. (health care). Alphabet, formally known as Google, contributed to relative performance as investors reacted to the decision to revamp its corporate structure, reorganizing into a listed holding company with multiple subsidiaries. Imperial Tobacco delivered strong results ahead of consensus expectations driven mainly by better margins. The stock also benefited from speculation of a buyout from a competitor. We exited our position in Imperial Tobacco during the period. Large cap pharmaceutical maker Bristol-Myers Squibb also outperformed, as investors gained confidence in the revenue growth prospects for the company’s cancer drug OPDIVO®. Use of OPDIVO in lung cancer treatment appears to be garnering support and prescription share quickly among the oncology physician community, and sentiment toward the stock has improved with the potential for both rising earnings estimates and new immuno-oncology clinical data during 2016. Not owning benchmark constituent Kinder Morgan Energy Partners, L.P. also contributed to relative performance.

Top detractors from relative returns during the period included Southwestern Energy Co. (energy), WESCO International, Inc. (industrials), and National Oilwell Varco, Inc. (energy). Southwestern Energy investors punished the company for adding leverage to what has historically been a clean balance sheet. With the company still managing to grow moderately, while spending capex is in line with its cash flow, we believe the stock will tough it out through the current over-supplied market, and then rebound once industry-wide production retraces back into balance with demand. WESCO International, a provider of electrical and industrial maintenance services, faced headwinds as end-market demand from the energy sector weakened considerably during the year. Drilling rig equipment and services provider National Oilwell Varco underperformed, as customers cut back orders, and Wall Street analysts started to discount the ultimate deliverability of the company’s extensive business backlog. Its modest capital intensity, dominant market share in many products, and robust balance sheet should allow it to weather a protracted period of low spending, though earnings may take longer to recover their peak level than for shorter-cycle service companies. Not owning benchmark constituent Microsoft Corp. also detracted from relative performance.

The sleeve utilized forward foreign currency contracts during the period for risk management purposes in an effort to protect against potential losses from currency depreciation. These forward foreign currency contracts contributed to performance during the period.

Portfolio Manager: David W. Palmer, CFA

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends), which may cause the Fund to miss opportunities for gains and result in losses. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Multi-Manager Large Cap Value Fund

Asset Allocation†

Common Stocks	99.2%
Repurchase Agreements	1.6%
Exchange Traded Fund	0.1%
Liabilities in excess of other assets	(0.9)%
100.0%

Top Industries††

Banks	10.8%
Oil, Gas & Consumable Fuels	9.6%
Insurance	8.9%
Pharmaceuticals	8.8%
Real Estate Investment Trusts (REITs)	4.2%
Communications Equipment	3.6%
Capital Markets	3.3%
Aerospace & Defense	3.2%
Semiconductors & Semiconductor Equipment	2.9%
Electric Utilities	2.8%
Other Industries*	41.9%
100.0%

Top Holdings††

JPMorgan Chase & Co.	3.7%
Cisco Systems, Inc.	3.0%
Merck & Co., Inc.	2.7%
Citigroup, Inc.	2.5%
PNC Financial Services Group, Inc. (The)	2.0%
MetLife, Inc.	1.9%
Occidental Petroleum Corp.	1.8%
American International Group, Inc.	1.8%
Bristol-Myers Squibb Co.	1.4%
Wells Fargo & Co.	1.4%
Other Holdings*	77.8%
100.0%

Top Countries††

United States	92.4%
United Kingdom	2.1%
Canada	0.8%
Switzerland	0.6%
Bermuda	0.6%
Singapore	0.4%
Sweden	0.4%
Ireland	0.4%
South Korea	0.3%
Macau	0.2%
Other Countries*	1.8%
100.0%

Objective

The Fund seeks long-term capital growth.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class Y) registered -3.04%, outperforming the benchmark by 0.79% and the Lipper peer category median by 0.40%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Multi-Manager Large Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(3.15)%	9.97%	5.80%
Class II	(3.44)%	9.68%	5.53%
Class Y	(3.04)%	10.12%	5.95%
Russell 1000® Value Index	(3.83)%	11.27%	6.36%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.83%	0.79%
Class II	1.08%	1.04%
Class Y	0.68%	0.64%

^	Current effective prospectus dated April 30, 2015 (as revised September 15, 2015). The expense ratio also includes indirect underlying fund expenses.The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

9

Fund Performance (con’t.)	NVIT Multi-Manager Large Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Value Fund since inception through 12/31/15 versus performance of the Russell 1000® Value Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Value Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	951.50	3.89	0.79
	Hypothetical	(a)(b)	1,000.00	1,021.22	4.02	0.79
Class II Shares	Actual	(a)	1,000.00	950.30	5.11	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.96	5.30	1.04
Class Y Shares	Actual	(a)	1,000.00	951.90	3.15	0.64
	Hypothetical	(a)(b)	1,000.00	1,021.98	3.26	0.64

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.2%

	Shares	Market Value

BERMUDA 0.6%
Insurance 0.6%
Assured Guaranty Ltd.	117,759	$3,112,370
Validus Holdings Ltd.	170,891	7,910,545

		11,022,915

CANADA 0.9%
Media 0.4%
Quebecor, Inc., Class B	278,778	6,825,901

Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources Ltd.	402,008	8,775,834

		15,601,735

HONG KONG 0.2%
Hotels, Restaurants & Leisure 0.2%
Melco Crown Entertainment Ltd., ADR (a)	176,300	2,961,840

IRELAND 0.4%
Pharmaceuticals 0.4%
Perrigo Co. PLC	45,659	6,606,857

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd.	904,400	3,066,091

NETHERLANDS 0.1%
Metals & Mining 0.1%
Constellium NV, Class A*	322,337	2,481,995

SINGAPORE 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Avago Technologies Ltd. (a)	51,539	7,480,886

SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co., Ltd.	5,745	6,127,515

SWEDEN 0.4%
Household Durables 0.2%
Electrolux AB Series B	163,731	3,950,405

Machinery 0.2%
Sandvik AB	382,958	3,338,248

		7,288,653

SWITZERLAND 0.6%
Insurance 0.4%
ACE Ltd. (a)	73,135	8,545,825

Machinery 0.2%
Sulzer AG REG	33,450	3,144,086

		11,689,911

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 2.2%
Beverages 0.2%
Diageo PLC	109,648	$2,994,241

Diversified Financial Services 0.5%
Markit Ltd.*	304,200	9,177,714

Machinery 0.1%
Pentair PLC	34,678	1,717,601

Media 0.3%
Sky PLC	356,024	5,836,213

Pharmaceuticals 0.5%
AstraZeneca PLC, ADR	287,270	9,752,817

Tobacco 0.6%
British American Tobacco PLC	176,213	9,785,818

		39,264,404

UNITED STATES 92.9%
Aerospace & Defense 3.3%
General Dynamics Corp.	26,896	3,694,435
Honeywell International, Inc.	42,885	4,441,599
Northrop Grumman Corp.	113,223	21,377,634
Raytheon Co.	118,839	14,799,021
United Technologies Corp.	161,416	15,507,235

		59,819,924

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	74,847	7,202,527

Airlines 0.5%
Delta Air Lines, Inc.	193,101	9,788,290

Auto Components 0.5%
Goodyear Tire & Rubber Co. (The)	180,611	5,900,561
Lear Corp.	30,379	3,731,453

		9,632,014

Banks 10.8%
Bank of America Corp.	215,717	3,630,517
Citigroup, Inc.	888,116	45,960,003
Fifth Third Bancorp	401,756	8,075,296
JPMorgan Chase & Co.	1,037,936	68,534,915
M&T Bank Corp.	79,300	9,609,574
PNC Financial Services Group, Inc. (The) (a)	384,732	36,668,807
Wells Fargo & Co.	467,711	25,424,770

		197,903,882

Beverages 1.6%
Coca-Cola Co. (The)	133,775	5,746,974
Molson Coors Brewing Co., Class B	123,435	11,593,016
PepsiCo, Inc.	115,644	11,555,148

		28,895,138

Biotechnology 0.5%
Biogen, Inc.*	31,740	9,723,549

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Building Products 0.2%
Owens Corning, Inc. (a)	93,230	$4,384,607

Capital Markets 3.3%
Charles Schwab Corp. (The) (a)	250,995	8,265,265
E*TRADE Financial Corp.*	273,375	8,102,835
Goldman Sachs Group, Inc. (The)	60,017	10,816,864
Morgan Stanley	373,953	11,895,445
Raymond James Financial, Inc. (a)	277,569	16,090,676
TD Ameritrade Holding Corp.	162,926	5,655,161

		60,826,246

Chemicals 2.2%
Cabot Corp.	126,874	5,186,609
Celanese Corp. Series A (a)	123,017	8,282,734
CF Industries Holdings, Inc.	126,455	5,160,629
Chemours Co. (The)	207,500	1,112,200
Dow Chemical Co. (The)	134,906	6,944,961
Huntsman Corp.	410,034	4,662,087
LyondellBasell Industries NV, Class A	79,442	6,903,510
Mosaic Co. (The)	98,719	2,723,657

		40,976,387

Commercial Services & Supplies 0.2%
Republic Services, Inc.	66,254	2,914,513

Communications Equipment 3.7%
ARRIS Group, Inc.*	371,251	11,349,143
Cisco Systems, Inc.	2,052,045	55,723,282

		67,072,425

Construction Materials 0.6%
Vulcan Materials Co.	113,513	10,780,330

Consumer Finance 1.3%
Capital One Financial Corp.	127,101	9,174,150
Discover Financial Services	150,405	8,064,716
Synchrony Financial*	234,987	7,145,955

		24,384,821

Containers & Packaging 0.9%
Bemis Co., Inc.	100,800	4,504,752
Crown Holdings, Inc.*	67,398	3,417,079
Graphic Packaging Holding Co.	272,991	3,502,475
Packaging Corp. of America (a)	85,237	5,374,192

		16,798,498

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B*	42,715	5,640,089
Voya Financial, Inc.	284,042	10,483,990

		16,124,079

Diversified Telecommunication Services 2.2%
AT&T, Inc.	606,694	20,876,340
Verizon Communications, Inc.	432,299	19,980,860

		40,857,200

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Electric Utilities 2.8%
American Electric Power Co., Inc.	123,325	$7,186,148
Edison International	88,790	5,257,256
Exelon Corp.	850,321	23,613,414
OGE Energy Corp.	284,300	7,474,247
PPL Corp.	238,960	8,155,705

		51,686,770

Electrical Equipment 0.9%
Eaton Corp. PLC	212,754	11,071,718
Generac Holdings, Inc.* (a)	155,069	4,616,404

		15,688,122

Electronic Equipment, Instruments & Components 0.1%
IPG Photonics Corp.* (a)	29,060	2,590,990

Energy Equipment & Services 1.9%
Halliburton Co.	499,841	17,014,587
Helmerich & Payne, Inc. (a)	103,070	5,519,399
National Oilwell Varco, Inc. (a)	102,855	3,444,614
Schlumberger Ltd.	122,840	8,568,090

		34,546,690

Food & Staples Retailing 0.3%
CVS Health Corp.	60,724	5,936,985

Food Products 1.9%
ConAgra Foods, Inc.	175,106	7,382,469
Ingredion, Inc.	80,987	7,761,794
Kellogg Co.	115,146	8,321,602
Mondelez International, Inc., Class A	108,586	4,868,996
Tyson Foods, Inc., Class A (a)	124,903	6,661,077

		34,995,938

Health Care Equipment & Supplies 1.0%
Abbott Laboratories	183,564	8,243,859
Boston Scientific Corp.*	268,129	4,944,299
Stryker Corp.	51,576	4,793,473

		17,981,631

Health Care Providers & Services 2.1%
Cardinal Health, Inc.	44,087	3,935,646
Community Health Systems, Inc.* (a)	160,763	4,265,042
Envision Healthcare Holdings, Inc.*	203,100	5,274,507
Express Scripts Holding Co.*	85,388	7,463,765
HCA Holdings, Inc.*	64,064	4,332,648
Molina Healthcare, Inc.* (a)	44,690	2,687,210
UnitedHealth Group, Inc.	85,374	10,043,398

		38,002,216

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	135,987	7,408,572
Las Vegas Sands Corp.	232,538	10,194,466
Royal Caribbean Cruises Ltd.	69,321	7,015,978

		24,619,016

Household Products 0.6%
Procter & Gamble Co. (The)	137,757	10,939,283

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	477,043	$4,565,302
NRG Energy, Inc.	213,238	2,509,811

		7,075,113

Industrial Conglomerates 0.9%
Danaher Corp.	46,930	4,358,858
General Electric Co. (a)	359,829	11,208,674

		15,567,532

Information Technology Services 0.4%
Cognizant Technology Solutions Corp., Class A*	118,748	7,127,255

Insurance 7.9%
American International Group, Inc. (a)	524,021	32,473,581
Arthur J. Gallagher & Co.	241,366	9,881,524
FNF Group	84,418	2,926,772
Hartford Financial Services Group, Inc. (The)	119,479	5,192,557
MetLife, Inc.	709,175	34,189,328
Principal Financial Group, Inc.	266,591	11,991,263
Prudential Financial, Inc. (a)	277,548	22,595,183
Torchmark Corp.	172,108	9,837,693
Travelers Cos., Inc. (The)	37,900	4,277,394
Unum Group	310,604	10,340,007

		143,705,302

Internet Software & Services 1.2%
Alphabet, Inc., Class A*	29,202	22,719,448

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	64,646	9,170,035

Machinery 0.3%
Cummins, Inc.	59,347	5,223,129

Media 1.5%
CBS Corp. Non-Voting Shares, Class B (a)	60,166	2,835,624
Comcast Corp., Class A	100,515	5,672,061
Interpublic Group of Cos., Inc. (The)	271,149	6,312,349
Omnicom Group, Inc. (a)	77,194	5,840,498
Time Warner, Inc.	51,367	3,321,904
Viacom, Inc., Class B	76,509	3,149,110

		27,131,546

Metals & Mining 1.2%
Newmont Mining Corp.	149,038	2,681,194
Nucor Corp.	89,700	3,614,910
Reliance Steel & Aluminum Co.	260,542	15,087,987

		21,384,091

Multiline Retail 0.3%
Target Corp. (a)	71,664	5,203,523

Multi-Utilities 1.0%
PG&E Corp.	266,267	14,162,741
Sempra Energy	37,461	3,521,709

		17,684,450

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	293,256	$14,246,376
Cabot Oil & Gas Corp.	202,032	3,573,946
Chevron Corp.	34,347	3,089,856
Cimarex Energy Co.	22,106	1,975,834
Cobalt International Energy, Inc.*	589,246	3,181,928
Diamondback Energy, Inc.* (a)	116,849	7,817,198
Energen Corp.	46,714	1,914,807
EOG Resources, Inc.	295,050	20,886,590
Exxon Mobil Corp.	144,418	11,257,383
Hess Corp.	87,447	4,239,431
HollyFrontier Corp.	111,449	4,445,701
Marathon Oil Corp.	475,300	5,984,027
Marathon Petroleum Corp.	140,063	7,260,866
Noble Energy, Inc.	103,290	3,401,340
Occidental Petroleum Corp.	485,765	32,842,571
Phillips 66	141,400	11,566,520
Pioneer Natural Resources Co.	70,775	8,873,770
QEP Resources, Inc.	277,282	3,715,579
Southwestern Energy Co.* (a)	717,822	5,103,714
Valero Energy Corp.	126,732	8,961,220
WPX Energy, Inc.* (a)	716,107	4,110,454

		168,449,111

Paper & Forest Products 0.3%
Louisiana-Pacific Corp.* (a)	292,000	5,258,920

Pharmaceuticals 8.0%
Allergan PLC*	39,545	12,357,813
Bristol-Myers Squibb Co.	378,814	26,058,615
Eli Lilly & Co.	102,346	8,623,674
Johnson & Johnson	77,688	7,980,111
Merck & Co., Inc.	938,448	49,568,824
Mylan NV*	368,776	19,939,718
Pfizer, Inc.	658,512	21,256,767

		145,785,522

Real Estate Investment Trusts (REITs) 4.2%
American Tower Corp.	139,275	13,502,712
AvalonBay Communities, Inc.	35,986	6,626,102
Boston Properties, Inc.	30,100	3,838,954
Columbia Property Trust, Inc.	357,094	8,384,567
Communications Sales & Leasing, Inc.	211,319	3,949,552
Equity LifeStyle Properties, Inc.	85,263	5,684,484
Host Hotels & Resorts, Inc.	240,500	3,689,270
Mid-America Apartment Communities, Inc.	72,460	6,580,093
New Residential Investment Corp.	284,877	3,464,104
Public Storage	32,129	7,958,353
SL Green Realty Corp.	33,300	3,762,234
Weyerhaeuser Co.	167,886	5,033,222
WP Glimcher, Inc.	430,439	4,566,958

		77,040,605

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Real Estate Management & Development 0.3%
Realogy Holdings Corp.*	151,047	$5,538,893

Road & Rail 1.4%
CSX Corp.	396,328	10,284,712
Genesee & Wyoming, Inc., Class A* (a)	144,600	7,763,574
Norfolk Southern Corp.	55,500	4,694,745
Union Pacific Corp.	36,470	2,851,954

		25,594,985

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	467,214	8,722,885
Broadcom Corp., Class A	131,499	7,603,272
Intel Corp.	107,076	3,688,768
Microchip Technology, Inc. (a)	130,209	6,059,927
Micron Technology, Inc.*	172,194	2,438,267
Synaptics, Inc.* (a)	132,500	10,645,050
Texas Instruments, Inc.	133,750	7,330,838

		46,489,007

Software 1.7%
Activision Blizzard, Inc. (a)	167,380	6,479,280
Citrix Systems, Inc.*	35,653	2,697,149
Electronic Arts, Inc.*	81,277	5,585,355
Microsoft Corp.	55,307	3,068,432
Oracle Corp.	287,352	10,496,970
Take-Two Interactive Software, Inc.*	58,260	2,029,778

		30,356,964

Specialty Retail 0.9%
American Eagle Outfitters, Inc. (a)	258,944	4,013,632
AutoZone, Inc.*	9,664	7,169,818
Best Buy Co., Inc. (a)	56,892	1,732,361
Staples, Inc.	287,974	2,727,114

		15,642,925

Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	54,515	5,738,249
EMC Corp.	313,845	8,059,540
Hewlett Packard Enterprise Co.	127,728	1,941,466
HP, Inc.	209,993	2,486,317
NetApp, Inc. (a)	103,180	2,737,365
Western Digital Corp.	109,200	6,557,460

		27,520,397

Textiles, Apparel & Luxury Goods 0.4%
Ralph Lauren Corp.	67,200	7,491,456

Tobacco 0.4%
Altria Group, Inc.	66,313	3,860,080
Philip Morris International, Inc.	38,267	3,364,052

		7,224,132

Trading Companies & Distributors 0.2%
WESCO International, Inc.* (a)	83,021	3,626,357

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*	123,300	$4,823,496

		1,697,906,265

Total Common Stocks (cost $1,780,207,559)		1,811,499,067

Exchange Traded Fund 0.1%
UNITED STATES 0.1%
iShares Russell 1000 Value ETF	14,528	1,421,710

Total Exchange Traded Fund (cost $1,444,446)		1,421,710

Repurchase Agreements 1.6%

	Principal Amount

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $8,001,309, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $8,160,003. (b)(c)(d)	$8,000,000	8,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $2,109,397, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $2,151,509. (b)(c)	2,109,322	2,109,322
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $376,877, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $384,400. (b)(c)	376,863	376,863
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $8,000,513, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $8,160,000. (b)(c)	8,000,000	8,000,000

15

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (b)(c)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $28,486,185)		28,486,185

Total Investments (cost $1,810,138,190) (e) — 100.9%		1,841,406,962
Liabilities in excess of other assets — (0.9)%		(16,142,269)

NET ASSETS — 100.0%		$1,825,264,693

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $115,632,226, which was collateralized by a repurchase agreements with a value of $28,486,185 and $90,443,512 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 01/07/16 - 11/15/45 a total value of $118,929,697.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $28,486,185.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	Illiquid security.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ETF	Exchange Traded Fund

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

At December 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	03/16/16	(6,485,000)	$(9,841,344)	$(9,561,338)	$280,006

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund
Assets:
Investments, at value*(cost $1,781,652,005)	$1,812,920,777
Repurchase agreements, at value (cost $28,486,185)	28,486,185

Total Investments, at value (total cost $1,810,138,190)	1,841,406,962

Cash	12,758,692
Foreign currencies, at value (cost $5)	5
Dividends receivable	3,008,267
Security lending income receivable	23,444
Receivable for investments sold	5,986,938
Receivable for capital shares issued	657,684
Reclaims receivable	322,911
Unrealized appreciation on forward foreign currency contracts (Note 2)	280,006
Prepaid expenses	3,453

Total Assets	1,864,448,362

Liabilities:
Payable for investments purchased	9,579,526
Payable for capital shares redeemed	62,881
Payable upon return of securities loaned (Note 2)	28,486,185
Accrued expenses and other payables:
Investment advisory fees	919,946
Fund administration fees	46,426
Distribution fees	18,933
Administrative servicing fees	17,064
Accounting and transfer agent fees	562
Custodian fees	10,201
Compliance program costs (Note 3)	2,029
Professional fees	16,499
Printing fees	7,410
Other	16,007

Total Liabilities	39,183,669

Net Assets	$1,825,264,693

Represented by:
Capital	$1,598,672,814
Accumulated undistributed net investment income	9,012,860
Accumulated net realized gains from investments, forward and foreign currency transactions	186,060,380
Net unrealized appreciation/(depreciation) from investments	31,268,772
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	280,006
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(30,139)

Net Assets	$1,825,264,693

*	Includes value of securities on loan of $115,632,226 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi-Manager Large Cap Value Fund
Net Assets:
Class I Shares	$35,512,881
Class II Shares	88,360,406
Class Y Shares	1,701,391,406

Total	$1,825,264,693

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,565,903
Class II Shares	8,914,410
Class Y Shares	170,417,924

Total	182,898,237

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.96
Class II Shares	$9.91
Class Y Shares	$9.98

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi-Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$41,176,240
Income from securities lending (Note 2)	252,556
Interest income	20,789
Foreign tax withholding	(184,004)

Total Income	41,265,581

EXPENSES:
Investment advisory fees	11,894,784
Fund administration fees	563,843
Distribution fees Class II Shares	229,733
Administrative servicing fees Class I Shares	44,599
Administrative servicing fees Class II Shares	138,816
Professional fees	85,638
Printing fees	20,653
Trustee fees	53,096
Custodian fees	70,510
Accounting and transfer agent fees	3,147
Compliance program costs (Note 3)	8,043
Other	48,671

Total expenses before fees waived	13,161,533

Investment advisory fees waived (Note 3)	(719,056)

Net Expenses	12,442,477

NET INVESTMENT INCOME	28,823,104

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	189,613,491
Net realized gains from forward and foreign currency transactions (Note 2)	3,273,828

Net realized gains from investments, forward and foreign currency transactions	192,887,319

Net change in unrealized appreciation/(depreciation) from investments	(273,961,786)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(573,926)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(5,554)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(274,541,266)

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(81,653,947)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,830,843)

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$28,823,104	$26,705,188
Net realized gains from investments, forward and foreign currency transactions	192,887,319	209,305,527
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(274,541,266)	(48,546,690)

Change in net assets resulting from operations	(52,830,843)	187,464,025

Distributions to Shareholders From:
Net investment income:
Class I	(456,375)	(384,979)
Class II	(923,059)	(919,849)
Class Y	(24,549,246)	(24,393,588)
Net realized gains:
Class I	(2,999,396)	(2,995,452)
Class II	(9,991,950)	(8,293,925)
Class Y	(192,251,332)	(166,024,638)

Change in net assets from shareholder distributions	(231,171,358)	(203,012,431)

Change in net assets from capital transactions	183,850,797	173,917,216

Change in net assets	(100,151,404)	158,368,810

Net Assets:
Beginning of year	1,925,416,097	1,767,047,287

End of year	$1,825,264,693	$1,925,416,097

Accumulated undistributed net investment income at end of year	$9,012,860	$3,907,897

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$13,172,680	$8,458,326
Dividends reinvested	3,455,771	3,380,431
Cost of shares redeemed	(8,098,793)	(10,214,709)

Total Class I Shares	8,529,658	1,624,048

Class II Shares
Proceeds from shares issued	15,504,927	31,081,557
Dividends reinvested	10,915,009	9,213,774
Cost of shares redeemed	(16,020,321)	(24,817,277)

Total Class II Shares	10,399,615	15,478,054

Class Y Shares
Proceeds from shares issued	85,854,738	153,082,740
Dividends reinvested	216,800,578	190,418,226
Cost of shares redeemed	(137,733,792)	(186,685,852)

Total Class Y Shares	164,921,524	156,815,114

Change in net assets from capital transactions	$183,850,797	$173,917,216

20

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	1,240,870	697,917
Reinvested	351,377	287,099
Redeemed	(709,679)	(844,177)

Total Class I Shares	882,568	140,839

Class II Shares
Issued	1,357,724	2,578,631
Reinvested	1,117,192	786,758
Redeemed	(1,385,261)	(2,048,989)

Total Class II Shares	1,089,655	1,316,400

Class Y Shares
Issued	7,659,268	12,624,152
Reinvested	21,982,376	16,139,191
Redeemed	(11,793,521)	(15,164,885)

Total Class Y Shares	17,848,123	13,598,458

Total change in shares	19,820,346	15,055,697

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$11.79	0.16	(0.56)	(0.40)	(0.14)	(1.29)	(1.43)	$9.96	(3.15%	)	$35,512,881	0.78%	1.40%	0.82%	64.53%
Year Ended December 31, 2014 (c)	$11.92	0.16	1.07	1.23	(0.14)	(1.22)	(1.36)	$11.79	10.52%		$31,631,852	0.78%	1.33%	0.82%	54.93%
Year Ended December 31, 2013 (c)	$9.37	0.14	3.12	3.26	(0.15)	(0.56)	(0.71)	$11.92	35.44%		$30,310,006	0.79%	1.28%	0.83%	62.79%
Year Ended December 31, 2012 (c)	$8.06	0.16	1.27	1.43	(0.12)	–	(0.12)	$9.37	17.81%		$24,456,461	0.81%	1.78%	0.84%	100.78%
Year Ended December 31, 2011 (c)	$8.98	0.11	(0.63)	(0.52)	(0.10)	(0.30)	(0.40)	$8.06	(5.83%	)	$23,554,161	0.84%	1.21%	0.84%	81.38%

Class II Shares
Year Ended December 31, 2015 (c)	$11.74	0.13	(0.56)	(0.43)	(0.11)	(1.29)	(1.40)	$9.91	(3.44%	)	$88,360,406	1.03%	1.13%	1.07%	64.53%
Year Ended December 31, 2014 (c)	$11.88	0.13	1.07	1.20	(0.12)	(1.22)	(1.34)	$11.74	10.24%		$91,844,124	1.03%	1.07%	1.07%	54.93%
Year Ended December 31, 2013 (c)	$9.35	0.11	3.11	3.22	(0.13)	(0.56)	(0.69)	$11.88	35.03%		$77,321,711	1.04%	1.04%	1.08%	62.79%
Year Ended December 31, 2012 (c)	$8.04	0.14	1.27	1.41	(0.10)	–	(0.10)	$9.35	17.59%		$55,429,721	1.06%	1.55%	1.09%	100.78%
Year Ended December 31, 2011 (c)	$8.96	0.08	(0.62)	(0.54)	(0.08)	(0.30)	(0.38)	$8.04	(6.09%	)	$48,441,288	1.10%	0.96%	1.10%	81.38%

Class Y Shares
Year Ended December 31, 2015 (c)	$11.81	0.17	(0.56)	(0.39)	(0.15)	(1.29)	(1.44)	$9.98	(3.04%	)	$1,701,391,406	0.63%	1.54%	0.67%	64.53%
Year Ended December 31, 2014 (c)	$11.94	0.18	1.07	1.25	(0.16)	(1.22)	(1.38)	$11.81	10.66%		$1,801,940,121	0.63%	1.48%	0.67%	54.93%
Year Ended December 31, 2013 (c)	$9.39	0.16	3.12	3.28	(0.17)	(0.56)	(0.73)	$11.94	35.54%		$1,659,415,570	0.64%	1.44%	0.68%	62.79%
Year Ended December 31, 2012 (c)	$8.07	0.17	1.29	1.46	(0.14)	–	(0.14)	$9.39	18.09%		$1,299,605,900	0.66%	1.95%	0.69%	100.78%
Year Ended December 31, 2011 (c)	$8.99	0.13	(0.64)	(0.51)	(0.11)	(0.30)	(0.41)	$8.07	(5.69%	)	$1,053,272,000	0.70%	1.44%	0.70%	81.38%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said

24

Notes to Financial Statements (Continued)

December 31, 2015

currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$59,819,924	$—	$—	$59,819,924
Air Freight & Logistics	7,202,527	—	—	7,202,527
Airlines	9,788,290	—	—	9,788,290
Auto Components	9,632,014	—	—	9,632,014
Banks	197,903,882	—	—	197,903,882
Beverages	28,895,138	2,994,241	—	31,889,379
Biotechnology	9,723,549	—	—	9,723,549
Building Products	4,384,607	—	—	4,384,607
Capital Markets	60,826,246	—	—	60,826,246
Chemicals	40,976,387	—	—	40,976,387
Commercial Services & Supplies	2,914,513	—	—	2,914,513
Communications Equipment	67,072,425	—	—	67,072,425
Construction Materials	10,780,330	—	—	10,780,330
Consumer Finance	24,384,821	—	—	24,384,821
Containers & Packaging	16,798,498	—	—	16,798,498
Diversified Financial Services	25,301,793	—	—	25,301,793
Diversified Telecommunication Services	40,857,200	—	—	40,857,200
Electric Utilities	51,686,770	—	—	51,686,770
Electrical Equipment	15,688,122	—	—	15,688,122
Electronic Equipment, Instruments & Components	2,590,990	—	—	2,590,990
Energy Equipment & Services	34,546,690	—	—	34,546,690
Food & Staples Retailing	5,936,985	—	—	5,936,985
Food Products	34,995,938	—	—	34,995,938
Health Care Equipment & Supplies	17,981,631	—	—	17,981,631
Health Care Providers & Services	38,002,216	—	—	38,002,216
Hotels, Restaurants & Leisure	27,580,856	3,066,091	—	30,646,947
Household Durables	—	3,950,405	—	3,950,405
Household Products	10,939,283	—	—	10,939,283
Independent Power and Renewable Electricity Producers	7,075,113	—	—	7,075,113
Industrial Conglomerates	15,567,532	—	—	15,567,532
Information Technology Services	7,127,255	—	—	7,127,255
Insurance	163,274,042	—	—	163,274,042
Internet Software & Services	22,719,448	—	—	22,719,448
Life Sciences Tools & Services	9,170,035	—	—	9,170,035
Machinery	6,940,730	6,482,334	—	13,423,064
Media	33,957,447	5,836,213	—	39,793,660
Metals & Mining	23,866,086	—	—	23,866,086
Multiline Retail	5,203,523	—	—	5,203,523
Multi-Utilities	17,684,450	—	—	17,684,450
Oil, Gas & Consumable Fuels	177,224,945	—	—	177,224,945
Paper & Forest Products	5,258,920	—	—	5,258,920
Pharmaceuticals	162,145,196	—	—	162,145,196
Real Estate Investment Trusts (REITs)	77,040,605	—	—	77,040,605
Real Estate Management & Development	5,538,893	—	—	5,538,893
Road & Rail	25,594,985	—	—	25,594,985

25

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$53,969,893	$—	$—	$53,969,893
Software	30,356,964	—	—	30,356,964
Specialty Retail	15,642,925	—	—	15,642,925
Technology Hardware, Storage & Peripherals	27,520,397	6,127,515	—	33,647,912
Textiles, Apparel & Luxury Goods	7,491,456	—	—	7,491,456
Tobacco	7,224,132	9,785,818	—	17,009,950
Trading Companies & Distributors	3,626,357	—	—	3,626,357
Wireless Telecommunication Services	4,823,496	—	—	4,823,496
Total Common Stocks	$1,773,256,450	$38,242,617	$—	$1,811,499,067
Exchange Traded Fund	1,421,710	—	—	1,421,710
Forward Foreign Currency Contracts	—	280,006	—	280,006
Repurchase Agreements	—	28,486,185	—	28,486,185
Total	$1,774,678,160	$67,008,808	$—	$1,841,686,968

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign

26

Notes to Financial Statements (Continued)

December 31, 2015

currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$280,006
Total		$280,006

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$3,251,231
Total	$3,251,231

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(573,926)
Total	$(573,926)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of forward foreign currency contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a

27

Notes to Financial Statements (Continued)

December 31, 2015

particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$280,006	$—	$280,006
Total	$280,006	$—	$280,006

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Bank	$280,006	$—	$—	$280,006
Total	$280,006	$—	$—	$280,006

Amounts designated as “—” are zero.

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-

28

Notes to Financial Statements (Continued)

December 31, 2015

to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $28,486,185, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%–1.75%, maturing 08/31/17–03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%–6.50%, maturing 05/20/22–12/20/45; total market value $255,000,000.

29

Notes to Financial Statements (Continued)

December 31, 2015

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%–9.50%, maturing 11/01/16–10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%–4.63%, maturing 02/01/29–07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89%–4.50%, maturing 05/25/23–12/01/45; total market value $153,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$8,000,000	$—	$8,000,000	$(8,000,000)	$—
Goldman Sachs & Co.	2,109,322	—	2,109,322	(2,109,322)	—
Nomura Securities International, Inc.	376,863	—	376,863	(376,863)	—
Nomura Securities International, Inc.	8,000,000	—	8,000,000	(8,000,000)	—
Societe Generale	10,000,000	—	10,000,000	(10,000,000)	—
Total	$28,486,185	$—	$28,486,185	$(28,486,185)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

30

Notes to Financial Statements (Continued)

December 31, 2015

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, REIT returns of capital dividends, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments, forward and foreign currency transactions
$—	$2,210,539	$(2,210,539)

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

31

Notes to Financial Statements (Continued)

December 31, 2015

authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Wellington Management Company, LLP
The Boston Company Asset Management, LLC
Massachusetts Financial Services Company

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.037% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $471,049, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $248,007, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.63%, and after contractual and voluntary fee waivers was 0.60% and 0.61%, respectively.

32

Notes to Financial Statements (Continued)

December 31, 2015

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.77% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $563,843 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $8,043.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

33

Notes to Financial Statements (Continued)

December 31, 2015

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $183,415.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $1,210,628,213 and sales of $1,224,186,755 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

34

Notes to Financial Statements (Continued)

December 31, 2015

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $125,244 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$64,375,335	$166,796,023	$231,171,358	$—	$231,171,358

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$92,290,327	$110,722,104	$203,012,431	$—	$203,012,431

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

35

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$22,703,296	$179,028,960	$201,732,256	$—	$24,859,623	$226,591,879

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,816,517,201	$198,375,088	$(173,485,327)	$24,889,761

11. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

37

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 53.21%.

The Fund designates $166,796,023, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

38

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

39

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

40

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

41

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

42

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

43

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

44

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

45

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

46

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

47

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

48

Annual Report

December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund

AR-MM-MCG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager Mid Cap Growth Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager Mid Cap Growth Fund (Class I) registered -0.18% versus -0.20% for its benchmark, the Russell Midcap® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mid-Cap Growth Funds (consisting of 86 funds as of December 31, 2015) was -0.10% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by: Neuberger Berman Management LLC and Wells Capital Management, Inc.

The following commentary is provided by Neuberger Berman Management LLC

Neuberger Berman’s sleeve of the NVIT Multi-Manager Mid Cap Growth Fund posted a positive return for calendar year 2015, outperforming its benchmark, the Russell Mid Cap Growth Index, which was slightly negative for the period.

The year 2015 offered investors the duality of strong opportunities for appreciation, highlighted by generally compelling earnings and robust merger and acquisition (M&A) activity, but also the challenges and anxiety associated with persistently slow domestic and global growth, currency fluctuations, continued commodity price deflation, still-restrained consumer and corporate spending and ultimately markets that proved to be increasingly intertwined and unpredictable with respect to embracing or avoiding risk.

The period was largely a positive environment for our style of investing, as the market, for most of the year, rewarded active management and stocks offering positive differentiation versus their peers, “paying-up” for the higher qualitative competitive characteristics, fundamentals, catalysts and execution that we prize. In the Fall, we finally experienced a sustained correction, which served to reset both valuations and expectations. Despite the significant year-end volatility, the portfolio delivered positive attribution from both an allocation and stock selection perspective. During the period, the portfolio was materially overweight Information Technology, Health Care and Telecommunications and underweight Consumer Staples, Materials, Financials, Industrials and Consumer Discretionary. Positive stock selection in IT and Consumer Discretionary was able to offset the precipitous reversal in Health Care, which took the brunt of the market’s correction. Drilling down to our holdings, Avago Technologies Ltd. was the top contributor to performance, while AMAG Pharmaceuticals, Inc. was the leading detractor. Avago Technologies continued to execute a high level with strong participation in leading “smart” devices. The market was also enthusiastic about their planned acquisition of Broadcom Corp. Given the company’s elevated market capitalization and shift to the large cap benchmark, we exited our long-standing position. AMAG Pharmaceuticals, a specialty pharmaceutical company, was primarily pressured by the sharp and broad pull-back in therapeutics, as well as an FDA request for additional data around a new single dose indication for an existing and approved therapy. Given the headwinds, we elected to exit our position in AMAG Pharmaceuticals.

As we look ahead, there seem to be as many economic, monetary and political question marks as positives. That potential for uncertainty underscores the importance of fundamentals and execution and the likelihood that earnings will set the tone for the year.

We will continue to seek companies with balance sheet strength that is fueled by consistent top- and bottom-line growth and longer-term strategic capital re-investments aimed at growing the franchise, which should prove to be a positive differentiator in a post-monetary easing

4

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Growth Fund

landscape, reinforcing our belief that the higher qualitative trade will ultimately shine in 2016.

Portfolio Manager:

Kenneth J. Turek, CFA

The following commentary is provided by Wells Capital Management, Inc.

A cursory review of the U.S. equity market returns for 2015 might lead one to conclude it was an uneventful year as the bellwether S&P 500 index posted a modest 1.4% total return. That initial impression however would be grossly inaccurate as 2015 proved to be anything but calm waters for equity investors. In fact, a number of “icebergs” surfaced that made navigating the equity markets a very tricky proposition.

The first “iceberg” that investors dealt with has been visible for quite some time as evidence of economic weakness in China continued to mount throughout the year. Concern over the depth of China’s economic slowdown and the efficacy of its policy responses was the primary impetus for the defensive market tone that was visible for extended periods of time during the year. Coupled with OPEC’s decision not to cut production, this global growth scare aggravated the supply/demand imbalance for oil leading to another leg down for commodity prices that began their tumble in the second half of 2014. The iceberg that was on everyone’s radar in 2015 was the long anticipated change in monetary policy by the Federal Reserve. That finally occurred in the fourth quarter. With the uncertainty over the timing of the rate hike resolved, stocks initially rallied on the news. Ultimately, however, investors were left to deal with the uncertainty of subsequent moves in the wake of economic data showing a clear divergence in strength between manufacturing and consumer activity. While geopolitical risks have been prevalent for years, the size of this iceberg grew considerably during the quarter in the wake of Paris terror attacks in November. In fact, throughout 2015 rapid and often violent changes in investor sentiment between “risk on” and “risk off” were very visible. While impossible to predict, the risk of geopolitical events has certainly contributed to these swings in sentiment and recent events appear to have heightened this sensitivity. The final “iceberg” that investors dealt with during the quarter was the continued deterioration of market “internals”. Specifically, the U.S. equity market has become surprisingly narrow. The market breadth issue was most pronounced among larger cap stocks, where a select group of stocks have driven index returns for much of the past year. These “iceberg” issues combined to make 2015 an extremely challenging environment for fundamentally based, bottom-up managers like ourselves. This backdrop, coupled with disappointing security selection within the healthcare sector resulted in the portion of the portfolio managed by Wells Capital Management to marginally underperform the Russell Mid Cap Growth index.

Security selection in the traditional growth sector of information technology proved to be the largest contributor to annual returns. Specific strength was visible in “software-as-a-service” or “SaaS” providers. Tyler Technologies, Inc. develops applications that aid in the administration of local governments and court systems. The company has enjoyed a strong run of performance as an improving economy has led to increased local tax revenue and greater demand for its products. Additionally within the industry, Fleetmatics Group PLC provides fleet management software that helps truck fleet operators gain insight into vehicle location, fuel usage, speed and mileage. The company saw its shares rise sharply for much of 2015 as earnings were largely better than expected. Also within the technology sector, Palo Alto Networks Inc. was a key contributor. The company, a leader in IT security, offers a best-in-breed enterprise solution that has been capturing market share for several years. Spending on security and data protection has exploded in recent years and Palo Alto Networks has been a key beneficiary.

Positioning in the healthcare industry weighed on returns in 2015. Weakness was most apparent in the highly innovative and highly volatile biotechnology industry. Clovis Oncology, Inc. was dealt tough news to its promising lung cancer treatment. After receiving “fast track” status from the FDA, Clovis produced clinical data that showed lower response rates in a specific patient cohort. This outcome was highly unlikely given

5

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Growth Fund

the drug was in Phase III of clinical trials and late stages of overall development. The news was surprising to all interested parties, including the FDA. Shares declined precipitously, as it gave a competing drug from AstraZeneca PLC a big lead in a large total available market. With uncertainty on the duration and efficacy of future trials, we concluded the fundamentals had changed enough to warrant selling the position. Envision Healthcare Holdings Inc. was also a notable detractor. Envision is a leading provider of services to the US healthcare system, with an emphasis on solutions for clinics, hospitals, and emergency rooms. The company had been well positioned as the Affordable Care Act (ACA) had increased insurance coverage and overall consumer demand for healthcare. In addition, Envision Healthcare Holdings has the ability to consolidate what is a fragmented services industry. However, these trends reversed course in 2015 as healthcare utilization volumes took a surprising fall. Early adopters of the ACA appear to be slowing in usage, while new user growth has been disappointing. Along with pricing pressures on new customer contracts, these factors drove a sharp correction in the stock.

Like a lingering storm system, many of the same issues that clouded the U.S. equity market in 2015 remain in place. Global growth remains questionable as China works to re-ignite its economy. European economies are extremely fragile. Geopolitical risk is elevated. The impact of a prolonged commodity price downturn remains an issue. And while the question of “when” the Federal Reserve will act has been answered, investors are now asking themselves what a “gradualist” approach to policy normalization actually looks like. These issues will likely result in increased “waves” of market volatility. The best way to navigate this volatility, in our opinion, is to remain focused on the consistent execution of our investment process. Like any seasoned navigator, however, tactical adjustments will be made. One such adjustment is an increase in the secular growth component of the portfolio. In an economy in which secular growth remains scarce, investors should be drawn to those firms that are somewhat insulated from global economic currents. Industries ripe with secular growth include e-commerce, cloud computing, network security, specialized software and mobile/credit card payment processing. Additionally, to better withstand the waves of volatility, we are “adding ballast” by increasing the earnings visibility and quality of portfolio holdings. We feel these adjustments will afford the portfolio the stability to navigate the inevitable equity market icebergs. While it will likely not be a smooth ride, we are optimistic that 2016 will be a successful voyage. Thank you for your continued patience, confidence and support.

Portfolio Managers:

Thomas J. Pence, CFA; Michael T. Smith, CFA; and Christopher J. Warner, CFA

The Fund is subject to the risks of investing in equity securities (including mid-sized companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Multi-Manager Mid Cap Growth Fund

Asset Allocation†

Common Stocks	97.3%
Repurchase Agreements	4.0%
Liabilities in excess of other assets	(1.3)%
100.0%

Top Industries††

Software	11.6%
Information Technology Services	7.0%
Health Care Equipment & Supplies	6.2%
Specialty Retail	6.1%
Health Care Providers & Services	4.3%
Hotels, Restaurants & Leisure	4.0%
Capital Markets	3.9%
Diversified Consumer Services	3.7%
Biotechnology	3.5%
Semiconductors & Semiconductor Equipment	2.7%
Other Industries*	47.0%
100.0%

Top Holdings††

CoStar Group, Inc.	1.9%
ServiceMaster Global Holdings, Inc.	1.8%
Tyler Technologies, Inc.	1.6%
Acuity Brands, Inc.	1.5%
Bright Horizons Family Solutions, Inc.	1.5%
Tableau Software, Inc., Class A	1.5%
Raymond James Financial, Inc.	1.3%
Zayo Group Holdings, Inc.	1.3%
DexCom, Inc.	1.3%
Lithia Motors, Inc., Class A	1.2%
Other Holdings*	85.1%
100.0%

Top Countries††

United States	92.8%
Ireland	1.7%
Israel	1.0%
Netherlands	0.5%
Other Countries*	4.0%
100.0%

Objective

The Fund seeks long-term capital growth.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -0.18%, outperforming the benchmark by 0.02% and underperforming the Lipper peer category median by 0.08%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Multi-Manager Mid Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(0.18)%	9.69%	6.98%
Class II	(0.35)%	9.43%	6.71%
Class Y	(0.01)%	9.79%	7.07%
Russell Midcap® Growth Index	(0.20)%	11.54%	9.50%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.87%	0.84%
Class II	1.12%	1.09%
Class Y	0.80%	0.77%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

8

Fund Performance (con’t.)	NVIT Multi-Manager Mid Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Mid Cap Growth Fund since inception through 12/31/15 versus performance of the Russell Midcap® Growth Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	906.00	4.08	0.85
	Hypothetical(a)(b)		1,000.00	1,020.92	4.33	0.85
Class II Shares	Actual	(a)	1,000.00	905.30	5.28	1.10
	Hypothetical(a)(b)		1,000.00	1,019.66	5.60	1.10
Class Y Shares	Actual	(a)	1,000.00	906.00	3.75	0.78
	Hypothetical(a)(b)		1,000.00	1,021.27	3.97	0.78

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.3%

	Shares	Market Value

IRELAND 1.7%
Biotechnology 0.1%
Prothena Corp. PLC*	18,413	$1,254,109

Building Products 1.0%
Allegion PLC	122,100	8,048,833

Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC*	15,000	2,108,400

Software 0.4%
Fleetmatics Group PLC* (a)	68,656	3,487,038

		14,898,380

ISRAEL 1.1%
Software 1.1%
CyberArk Software Ltd.* (a)	131,423	5,932,434
Mobileye NV* (a)	75,000	3,171,000

		9,103,434

NETHERLANDS 0.5%
Semiconductors & Semiconductor Equipment 0.5%
NXP Semiconductors NV*	55,000	4,633,750

UNITED STATES 94.0%
Aerospace & Defense 0.7%
Orbital ATK, Inc.	67,700	6,048,318

Airlines 1.5%
Alaska Air Group, Inc. (a)	110,000	8,856,100
Spirit Airlines, Inc.*	95,800	3,817,630

		12,673,730

Auto Components 0.7%
Gentherm, Inc.*	126,963	6,018,046

Banks 1.0%
Signature Bank*	27,500	4,217,675
SVB Financial Group*	39,000	4,637,100

		8,854,775

Beverages 0.7%
Constellation Brands, Inc., Class A	39,500	5,626,380

Biotechnology 3.4%
Alnylam Pharmaceuticals, Inc.*	44,692	4,207,305
BioMarin Pharmaceutical, Inc.*	35,000	3,666,600
Bluebird Bio, Inc.* (a)	35,800	2,299,076
Cepheid* (a)	88,850	3,245,691
Incyte Corp.*	30,000	3,253,500
Ligand Pharmaceuticals, Inc.* (a)	20,680	2,242,126
Medivation, Inc.*	141,816	6,855,384
Ultragenyx Pharmaceutical, Inc.*	32,800	3,679,504

		29,449,186

Building Products 0.8%
A.O. Smith Corp.	93,600	7,170,696

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Capital Markets 3.9%
Affiliated Managers Group, Inc.*	27,500	$4,393,400
E*TRADE Financial Corp.*	133,500	3,956,940
Evercore Partners, Inc., Class A	105,400	5,698,978
Raymond James Financial, Inc.	203,200	11,779,504
SEI Investments Co.	156,100	8,179,640

		34,008,462

Chemicals 1.3%
Axalta Coating Systems Ltd.* (a)	218,188	5,814,710
RPM International, Inc.	52,500	2,313,150
Sensient Technologies Corp.	50,000	3,141,000

		11,268,860

Commercial Services & Supplies 2.0%
KAR Auction Services, Inc.	223,728	8,284,648
Stericycle, Inc.* (a)	56,000	6,753,600
Waste Connections, Inc.	45,000	2,534,400

		17,572,648

Communications Equipment 1.2%
Harris Corp.	47,600	4,136,440
Infinera Corp.* (a)	217,500	3,941,100
Palo Alto Networks, Inc.*	12,500	2,201,750

		10,279,290

Construction Materials 0.7%
Vulcan Materials Co.	62,300	5,916,631

Containers & Packaging 0.5%
Packaging Corp. of America	65,000	4,098,250

Distributors 0.6%
LKQ Corp.*	177,500	5,259,325

Diversified Consumer Services 3.7%
Bright Horizons Family Solutions, Inc.*	197,900	13,219,720
Service Corp. International (a)	127,500	3,317,550
ServiceMaster Global Holdings, Inc.*	392,958	15,419,672

		31,956,942

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	72,500	4,705,250

Diversified Telecommunication Services 1.3%
Zayo Group Holdings, Inc.*	437,100	11,622,489

Electrical Equipment 2.3%
Acuity Brands, Inc.	57,300	13,396,740
AMETEK, Inc.	116,500	6,243,235

		19,639,975

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	84,000	4,387,320
CDW Corp.	126,000	5,297,040
Cognex Corp. (a)	114,200	3,856,534
Zebra Technologies Corp., Class A*	55,000	3,830,750

		17,371,644

11

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food & Staples Retailing 0.4%
Rite Aid Corp.*	468,700	$3,674,608

Food Products 1.2%
Mead Johnson Nutrition Co.	27,500	2,171,125
Pinnacle Foods, Inc.	95,000	4,033,700
WhiteWave Foods Co. (The)*	116,500	4,533,015

		10,737,840

Health Care Equipment & Supplies 6.4%
Alere, Inc.*	173,301	6,774,336
Align Technology, Inc.* (a)	124,700	8,211,495
C.R. Bard, Inc.	22,500	4,262,400
DENTSPLY International, Inc.	65,000	3,955,250
DexCom, Inc.*	133,479	10,931,930
Hologic, Inc.*	185,600	7,180,864
Integra LifeSciences Holdings Corp.*	83,100	5,632,518
NuVasive, Inc.* (a)	75,000	4,058,250
Teleflex, Inc.	27,500	3,614,875

		54,621,918

Health Care Providers & Services 4.5%
Acadia Healthcare Co., Inc.*	107,500	6,714,450
Centene Corp.*	65,000	4,277,650
Envision Healthcare Holdings, Inc.*	323,293	8,395,919
HealthEquity, Inc.*	109,208	2,737,845
HealthSouth Corp.	45,000	1,566,450
Quest Diagnostics, Inc.	37,500	2,667,750
Universal Health Services, Inc., Class B	35,000	4,182,150
VCA, Inc.*	130,400	7,172,000

		37,714,214

Hotels, Restaurants & Leisure 4.1%
Aramark	321,300	10,361,925
Buffalo Wild Wings, Inc.* (a)	23,000	3,671,950
Dave & Buster’s Entertainment, Inc.*	171,114	7,142,298
Norwegian Cruise Line Holdings Ltd.*	80,000	4,688,000
Vail Resorts, Inc. (a)	69,900	8,946,501

		34,810,674

Household Durables 1.8%
Harman International Industries, Inc.	49,400	4,653,974
Jarden Corp.*	85,000	4,855,200
Newell Rubbermaid, Inc.	142,500	6,281,400

		15,790,574

Industrial Conglomerates 1.7%
Carlisle Cos., Inc.	81,200	7,201,628
Roper Technologies, Inc.	40,000	7,591,600

		14,793,228

Information Technology Services 7.1%
Alliance Data Systems Corp.*	25,500	7,052,535
Black Knight Financial Services, Inc., Class A* (a)	105,989	3,503,996
Broadridge Financial Solutions, Inc.	81,400	4,373,622

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Information Technology Services (continued)
EPAM Systems, Inc.* (a)	83,756	$6,584,897
Euronet Worldwide, Inc.*	130,534	9,454,578
Fiserv, Inc.*	46,700	4,271,182
FleetCor Technologies, Inc.*	30,500	4,359,365
Sabre Corp.	80,000	2,237,600
Vantiv, Inc., Class A*	226,116	10,722,420
WEX, Inc.*	86,100	7,611,240

		60,171,435

Insurance 0.4%
Assurant, Inc.	47,500	3,825,650

Internet & Catalog Retail 0.6%
Expedia, Inc.	17,500	2,175,250
Liberty Interactive Corp. QVC Group Series A*	125,000	3,415,000

		5,590,250

Internet Software & Services 1.9%
CoStar Group, Inc.*	79,123	16,353,933

Leisure Products 0.6%
Brunswick Corp.	104,300	5,268,193

Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	45,000	1,881,450

Machinery 2.7%
IDEX Corp.	30,000	2,298,300
Milacron Holdings Corp.*	100,000	1,251,000
Proto Labs, Inc.* (a)	42,100	2,681,349
Stanley Black & Decker, Inc.	37,500	4,002,375
WABCO Holdings, Inc.*	39,829	4,072,914
Wabtec Corp. (a)	132,400	9,416,288

		23,722,226

Media 1.4%
Cinemark Holdings, Inc.	211,900	7,083,817
Starz, Class A*	85,000	2,847,500
TEGNA, Inc. (a)	100,000	2,552,000

		12,483,317

Multiline Retail 1.1%
Burlington Stores, Inc.*	87,500	3,753,750
Dollar Tree, Inc.*	77,000	5,945,940

		9,699,690

Oil, Gas & Consumable Fuels 1.0%
Concho Resources, Inc.*	30,000	2,785,800
Diamondback Energy, Inc.* (a)	89,700	6,000,930

		8,786,730

Personal Products 0.2%
Edgewell Personal Care Co.	25,000	1,959,250

Pharmaceuticals 1.0%
Intersect ENT, Inc.*	129,425	2,912,063
Zoetis, Inc.	120,000	5,750,400

		8,662,463

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Professional Services 1.0%
Nielsen Holdings PLC (a)	65,500	$3,052,300
Verisk Analytics, Inc., Class A* (a)	27,500	2,114,200
WageWorks, Inc.*	70,000	3,175,900

		8,342,400

Real Estate Management & Development 1.4%
CBRE Group, Inc., Class A*	189,300	6,545,994
Jones Lang LaSalle, Inc.	35,000	5,595,100

		12,141,094

Road & Rail 1.5%
J.B. Hunt Transport Services, Inc.	55,000	4,034,800
Old Dominion Freight Line, Inc.*	153,900	9,090,873

		13,125,673

Semiconductors & Semiconductor Equipment 2.2%
Cavium, Inc.* (a)	131,400	8,634,294
Lam Research Corp.	56,000	4,447,520
Monolithic Power Systems, Inc.	75,000	4,778,250
Skyworks Solutions, Inc.	20,000	1,536,600

		19,396,664

Software 10.3%
Activision Blizzard, Inc. (a)	130,000	5,032,300
Electronic Arts, Inc.*	63,000	4,329,360
Fortinet, Inc.*	77,000	2,400,090
Guidewire Software, Inc.*	113,664	6,838,026
Imperva, Inc.* (a)	72,505	4,590,292
Paycom Software, Inc.* (a)	210,649	7,926,722
ServiceNow, Inc.*	75,000	6,492,000
Splunk, Inc.* (a)	170,100	10,003,581
Synchronoss Technologies, Inc.* (a)	80,000	2,818,400
Tableau Software, Inc., Class A*	139,182	13,113,728
Take-Two Interactive Software, Inc.* (a)	197,600	6,884,384
Tyler Technologies, Inc.*	80,034	13,951,526
Ultimate Software Group, Inc. (The)*	18,500	3,616,935

		87,997,344

Specialty Retail 6.2%
Caleres, Inc.	156,500	4,197,330
Lithia Motors, Inc., Class A (a)	100,700	10,741,669
Michaels Cos., Inc. (The)*	274,517	6,069,571
O’Reilly Automotive, Inc.*	35,000	8,869,700
Ross Stores, Inc.	112,000	6,026,720
Signet Jewelers Ltd.	26,000	3,215,940
Tractor Supply Co.	72,500	6,198,750
Ulta Salon Cosmetics & Fragrance, Inc.*	29,100	5,383,500
Williams-Sonoma, Inc.	40,000	2,336,400

		53,039,580

Textiles, Apparel & Luxury Goods 1.5%
Columbia Sportswear Co. (a)	74,560	3,635,546
Hanesbrands, Inc.	112,000	3,296,160
Ralph Lauren Corp.	15,000	1,672,200
Under Armour, Inc., Class A* (a)	57,500	4,635,075

		13,238,981

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Trading Companies & Distributors 1.5%
Air Lease Corp. (a)	169,200	$5,664,816
HD Supply Holdings, Inc.*	229,091	6,879,603

		12,544,419

Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A*	52,500	5,516,175
T-Mobile US, Inc.*	142,500	5,574,600

		11,090,775

		811,005,470

Total Common Stocks (cost $705,991,811)		839,641,034

Repurchase Agreements 4.0%

	Principal Amount

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $2,000,327, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $2,040,001. (b)(c)(d)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $4,540,261, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $4,630,902. (b)(c)	4,540,100	4,540,100
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $3,071,807, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 -10/20/65; total market value $3,133,125. (b)(c)	3,071,691	3,071,691
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $15,000,963, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 -07/20/61; total market value $15,300,000. (b)(c)	14,999,999	14,999,999

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $10,000,378, collateralized by U.S. Government Agency Securities, ranging from 0.89% - 4.50%, maturing 05/25/23 - 12/01/45; total market value $10,200,000. (b)(c)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $34,611,790)		34,611,790

Total Investments (cost $740,603,601) (e) — 101.3%		874,252,824
Liabilities in excess of other assets — (1.3)%		(11,518,041)

NET ASSETS — 100.0%		$862,734,783

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $101,583,282, which was collateralized by a repurchase agreement with a value of $34,611,790 and $70,098,356 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 01/07/16 - 11/15/45, a total value of $104,710,146.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $34,611,790.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	Illiquid security

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $705,991,811)	$839,641,034
Repurchase agreements, at value (cost $34,611,790)	34,611,790

Total Investments, at value (total cost $740,603,601)	874,252,824

Cash	25,363,940
Dividends receivable	358,377
Security lending income receivable	20,078
Receivable for capital shares issued	213,774
Prepaid expenses	1,779

Total Assets	900,210,772

Liabilities:
Payable for investments purchased	2,055,004
Payable for capital shares redeemed	152,333
Payable upon return of securities loaned (Note 2)	34,611,790
Accrued expenses and other payables:
Investment advisory fees	532,140
Fund administration fees	25,111
Distribution fees	28,905
Administrative servicing fees	34,062
Accounting and transfer agent fees	298
Custodian fees	5,286
Compliance program costs (Note 3)	946
Professional fees	15,804
Printing fees	14,186
Other	124

Total Liabilities	37,475,989

Net Assets	$862,734,783

Represented by:
Capital	$635,415,087
Accumulated distributions in excess of net investment loss	(34,344)
Accumulated net realized gains from investments	93,704,817
Net unrealized appreciation/(depreciation) from investments	133,649,223

Net Assets	$862,734,783

Net Assets:
Class I Shares	$381,468,595
Class II Shares	134,154,427
Class Y Shares	347,111,761

Total	$862,734,783

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	35,475,250
Class II Shares	12,842,275
Class Y Shares	32,006,641

Total	80,324,166

*	Includes value of securities on loan of $101,583,282 (Note 2).

15

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.75
Class II Shares	$10.45
Class Y Shares	$10.84

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$3,753,889
Income from securities lending (Note 2)	417,368
Interest income	28,624
Foreign tax withholding	(8,872)

Total Income	4,191,009

EXPENSES:
Investment advisory fees	7,043,587
Fund administration fees	307,312
Distribution fees Class II Shares	346,023
Administrative servicing fees Class I Shares	294,695
Administrative servicing fees Class II Shares	86,886
Professional fees	54,070
Printing fees	49,391
Trustee fees	26,203
Custodian fees	34,963
Accounting and transfer agent fees	2,046
Compliance program costs (Note 3)	3,964
Other	25,332

Total expenses before fees waived	8,274,472

Investment advisory fees waived (Note 3)	(269,249)

Net Expenses	8,005,223

NET INVESTMENT LOSS	(3,814,214)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	96,492,039
Net change in unrealized appreciation/(depreciation) from investments	(84,467,393)

Net realized/unrealized gains from investments	12,024,646

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,210,432

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment loss	$(3,814,214)	$(3,537,687)
Net realized gains from investments	96,492,039	131,750,839
Net change in unrealized appreciation/(depreciation) from investments	(84,467,393)	(90,948,553)

Change in net assets resulting from operations	8,210,432	37,264,599

Distributions to Shareholders From:
Net realized gains:
Class I	(57,980,651)	(50,784,512)
Class II	(20,419,538)	(16,722,089)
Class Y	(51,076,978)	(49,447,826)

Change in net assets from shareholder distributions	(129,477,167)	(116,954,427)

Change in net assets from capital transactions	15,240,750	62,371,786

Change in net assets	(106,025,985)	(17,318,042)

Net Assets:
Beginning of year	968,760,768	986,078,810

End of year	$862,734,783	$968,760,768

Accumulated distributions in excess of net investment loss at end of year	$(34,344)	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$18,200,741	$7,437,502
Dividends reinvested	57,980,651	50,784,512
Cost of shares redeemed	(52,009,038)	(59,551,849)

Total Class I Shares	24,172,354	(1,329,835)

Class II Shares
Proceeds from shares issued	41,141,503	19,791,911
Dividends reinvested	20,419,538	16,722,089
Cost of shares redeemed	(41,151,256)	(35,116,004)

Total Class II Shares	20,409,785	1,397,996

Class Y Shares
Proceeds from shares issued	17,056,489	45,443,494
Dividends reinvested	51,076,978	49,447,826
Cost of shares redeemed	(97,474,856)	(32,587,695)

Total Class Y Shares	(29,341,389)	62,303,625

Change in net assets from capital transactions	$15,240,750	$62,371,786

SHARE TRANSACTIONS:
Class I Shares
Issued	1,572,443	573,581
Reinvested	5,131,031	4,135,547
Redeemed	(4,130,871)	(4,545,892)

Total Class I Shares	2,572,603	163,236

18

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	3,318,704	1,500,649
Reinvested	1,859,703	1,391,189
Redeemed	(3,287,061)	(2,712,217)

Total Class II Shares	1,891,346	179,621

Class Y Shares
Issued	1,403,330	3,464,318
Reinvested	4,484,370	4,000,633
Redeemed	(7,072,969)	(2,455,486)

Total Class Y Shares	(1,185,269)	5,009,465

Total change in shares	3,278,680	5,352,322

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$12.58	(0.05)	0.12	0.07	(1.90)	(1.90)	$10.75	(0.18%	)	$381,468,595	0.85%	(0.40%	)	0.88%	71.39%
Year Ended December 31, 2014 (c)	$13.76	(0.05)	0.56	0.51	(1.69)	(1.69)	$12.58	4.04%		$413,817,883	0.84%	(0.37%	)	0.87%	70.02%
Year Ended December 31, 2013 (c)	$10.64	(0.04)	4.10	4.06	(0.94)	(0.94)	$13.76	38.94%		$450,532,901	0.85%	(0.30%	)	0.88%	66.14%
Year Ended December 31, 2012 (c)	$10.19	–	1.52	1.52	(1.07)	(1.07)	$10.64	14.90%		$369,497,291	0.87%	–		0.89%	79.49%
Year Ended December 31, 2011 (c)	$10.64	(0.05)	(0.40)	(0.45)	–	–	$10.19	(4.23%	)	$377,848,284	0.89%	(0.44%	)	0.89%	139.33%

Class II Shares
Year Ended December 31, 2015 (c)	$12.30	(0.08)	0.13	0.05	(1.90)	(1.90)	$10.45	(0.35%	)	$134,154,427	1.09%	(0.64%	)	1.12%	71.39%
Year Ended December 31, 2014 (c)	$13.53	(0.08)	0.54	0.46	(1.69)	(1.69)	$12.30	3.72%		$134,689,916	1.09%	(0.62%	)	1.12%	70.02%
Year Ended December 31, 2013 (c)	$10.50	(0.07)	4.04	3.97	(0.94)	(0.94)	$13.53	38.60%		$145,700,915	1.10%	(0.55%	)	1.13%	66.14%
Year Ended December 31, 2012 (c)	$10.09	(0.03)	1.51	1.48	(1.07)	(1.07)	$10.50	14.64%		$126,506,762	1.12%	(0.24%	)	1.14%	79.49%
Year Ended December 31, 2011 (c)	$10.56	(0.07)	(0.40)	(0.47)	–	–	$10.09	(4.45%	)	$135,634,593	1.14%	(0.69%	)	1.14%	139.33%

Class Y Shares
Year Ended December 31, 2015 (c)	$12.66	(0.04)	0.12	0.08	(1.90)	(1.90)	$10.84	(0.10%	)(d)	$347,111,761	0.77%	(0.33%	)	0.80%	71.39%
Year Ended December 31, 2014 (c)	$13.83	(0.04)	0.56	0.52	(1.69)	(1.69)	$12.66	4.09%		$420,252,969	0.77%	(0.29%	)	0.80%	70.02%
Year Ended December 31, 2013 (c)	$10.69	(0.03)	4.11	4.08	(0.94)	(0.94)	$13.83	38.95%		$389,844,994	0.78%	(0.23%	)	0.81%	66.14%
Year Ended December 31, 2012 (c)	$10.22	0.01	1.53	1.54	(1.07)	(1.07)	$10.69	15.07%		$291,409,944	0.80%	0.09%		0.82%	79.49%
Year Ended December 31, 2011 (c)	$10.66	(0.04)	(0.40)	(0.44)	–	–	$10.22	(4.13%	)	$256,294,969	0.82%	(0.37%	)	0.82%	139.33%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$839,641,034	$—	$—	$839,641,034
Repurchase Agreements	—	34,611,790	—	34,611,790
Total	$839,641,034	$34,611,790	$—	$874,252,824

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $34,611,790, which was comprised of cash.

23

Notes to Financial Statements (Continued)

December 31, 2015

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

24

Notes to Financial Statements (Continued)

December 31, 2015

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%-4.63%, maturing 02/01/29-07/20/61; total market value $204,000,000.

Societe Generale, 0.34%, dated 12/31/15, due 01/04/16, repurchase price $150,005,667, collateralized by U.S. Government Agency Securities ranging 0.89%-4.50%, maturing 05/25/23-12/01/45; total market value $153,000,000.

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Goldman Sachs & Co.	4,540,100	—	4,540,100	(4,540,100)	—
Nomura Securities International, Inc.	3,071,691	—	3,071,691	(3,071,691)	—
Nomura Securities International, Inc.	14,999,999	—	14,999,999	(14,999,999)	—
Societe Generale	10,000,000	—	10,000,000	(10,000,000)	—
Total	$34,611,790	$—	$34,611,790	$(34,611,790)	$—

Amounts	designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

25

Notes to Financial Statements (Continued)

December 31, 2015

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to return of capital dividends, reclassification of net operating losses, and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated distributions in excess of net investment income	Accumulated net realized gains from investments
$(2,595,760)	$3,779,870	$(1,184,110)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

26

Notes to Financial Statements (Continued)

December 31, 2015

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.029% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $44,924, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $224,325, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.75%, and after contractual and voluntary fee waivers was 0.75% and 0.73%, respectively.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.82% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the

27

Notes to Financial Statements (Continued)

December 31, 2015

Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $307,312 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $3,964.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $381,581.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.07% and 0.06% for Class I and Class II shares, respectively.

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s

28

Notes to Financial Statements (Continued)

December 31, 2015

subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $651,975,730 and sales of $773,594,914 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $74,709 of brokerage commissions.

29

Notes to Financial Statements (Continued)

December 31, 2015

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$—	$129,477,167	$129,477,167	$—	$129,477,167

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$22,541,512	$94,412,915	$116,954,427	$—	$116,954,427

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$94,298,349	$94,298,349	$—	$133,021,347	$227,319,696

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$741,231,477	$163,405,319	$(30,383,972)	$133,021,347

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Mid Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

31

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund designates $129,477,167 or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

32

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

33

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

34

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

37

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

38

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

39

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

40

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

41

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Annual Report

December 31, 2015

NVIT Multi-Manager Mid Cap Value Fund

AR-MM-MCV 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager Mid Cap Value Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager Mid Cap Value Fund (Class II) registered -2.89% versus -4.78% for its benchmark, the Russell Midcap® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mid-Cap Value Funds (consisting of 37 funds as of December 31, 2015) was -5.31% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by: American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management L.L.P.

The following commentary is provided by American Century Investment Management, Inc.

The broad U.S. stock market recorded a small gain for the year. During the summer, the market was roiled by concerns about slowing growth in China and other emerging markets. Oil and commodity prices dropped on worries about weak global growth, falling demand, and oversupply. Meanwhile, U.S. economic growth continued slowly. In December, the Fed raised short-term interest rates, a move that had been anticipated by the market for most of 2015.

The Russell Midcap Value Index declined during the year, with six of its 10 sectors generating negative returns. The energy, telecommunication services, and materials sectors posted the greatest losses. The health care, consumer staples, and information technology sectors produced positive returns.

The sleeve outperformed its benchmark, the Russell MidCap Value Index and outperformance was primarily due to security selection. Selection among consumer staples companies, as well as an overweight position, contributed most to relative results. The portfolio also benefited from security selection in the utilities sector. Although an overweight in energy diminished performance, the portfolio’s mix of stocks added substantially to results. Security selection in information technology detracted from relative returns. In addition, the portfolio was hampered by an underweight position in the financials sector, especially in the REIT industry, as well as security selection.

Within consumer staples, the portfolio’s overweight position in the food product industry was advantageous. A notable contributor was snack company Mondelez International, Inc., a portfolio-only investment. The company, which topped earnings expectations and raised margins, indicated a willingness to be acquired and had an activist investor promoting the stock. Among food and staples retailers, Sysco, a large distributor of food and related products, benefited from improving restaurant sales and the addition of an activist investor to its board.

Security selection in the energy sector bolstered results, as the portfolio did not own some of the sector’s steepest decliners. However, its gains were limited by its overweight position in the sector. A key contribution was made by Cameron International Corp., a global provider of pressure control, processing, flow control, and compression systems. Its stock rose on news that oilfield-services provider Schlumberger Ltd. had agreed to acquire it at a healthy premium. On the other hand, declining oil and natural gas prices weighed on a number of the portfolio’s holdings, including natural gas drilling company EQT Corp., as well as portfolio-only investments Devon Energy Corp., an independent natural gas and oil producer, and petroleum company Imperial Oil Ltd.

The industrials sector provided top contributor Republic Services, Inc. The waste management company recorded strong gains as it continued to execute well and has minimal exposure to

4

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Value Fund

emerging markets and foreign currency issues. Within the aerospace and defense industry, Exelis Inc. was acquired by competitor Harris Corp. in a cash and stock deal at approximately a 35% premium over the company’s share price at the time. Industrials were also the source of notable detractor Heartland Express, Inc. The trucking company underperformed along with other transportation stocks amid weaker volumes and increased labor costs.

Detractors within information technology included a portfolio-only position in Micron Technology, Inc., which suffered amid weakness in the PC-build segment. The semiconductor company’s prices dropped faster than its costs, hurting the share price.

Derivatives do not play a substantial role in the investment process. Futures are occasionally used to equitize cash and temporarily gain sector exposure. During the year, the portfolio used forward currency contracts to reduce risk that can result from currency fluctuations in foreign equity investments. The total impact of derivatives to the portfolio over the year ending December 31, 2015 was positive, contributing 46 bps to return.

As of December 31, 2015, the portfolio is notably overweight consumer staples stocks, because the team believes they have favorable risk-return profiles and there is opportunity for continued industry consolidation. A significant overweight was maintained in energy, with a focus on higher-quality companies across the sector that have been pressured by the steep drop in oil prices. The portfolio has smaller overweights in the industrials and health care sectors. A key portfolio addition during the quarter was Baxter International, which spun off its biopharma business, Baxalta Inc., in June. The remaining core medical device business has strong market share in durable markets, and the team believes there is potential for greater-than-expected margin expansion. The portfolio’s largest sector underweight is in financials, where it is significantly underweight REITs as the team continues to find valuations generally unattractive. The team also exited its stake in The Chubb Corp. ahead of the completion of the company’s merger with ACE Limited. The portfolio is moderately underweight the materials sector, and has smaller relative underweights in the utilities and consumer discretionary sectors.

Portfolio Managers:

Phillip N. Davidson, CFA; Michael Liss, CFA; Kevin Toney, CFA; and Brian Woglom, CFA

The following commentary is provided by Thompson, Siegel & Walmsley LLC

The Energy and Materials sectors were the most notable contributors to relative performance. Within Energy, the portfolio’s underweight exposure to a sector that lost a third of its market value helped stave off the sleeve’s declines. Additionally, our exposure to refining companies was a positive factor. Refiners benefit from widening spreads between raw crude and refined products and are less susceptible than exploration and production companies to a sharp drop in oil prices. In Materials, although lack of exposure to commodity-sensitive industry groups such as copper, steel, and aluminum contributed to relative results, owning Rexam PLC had the biggest positive influence. The aluminum can maker was the target of an attractive takeout offer from a competing packaging company.

Consumer Discretionary and Technology were the lone sectors where portfolio stock selection did not keep pace with the benchmark. In Consumer Discretionary, the primary detractor was fourth quarter performance of two stocks. Fossil Group, Inc., a watchmaker, was the most notable detractor. While the company’s recent acquisition of a wearables-technology company diversifies their product mix away from the slowing traditional watch market, a combination of foreign exchange headwinds and weakness in its Michael Kors line weighed on short-term results. Shaw Communications Inc. was another detractor, as the market negatively reacted to the company’s acquisition of a Canadian wireless carrier. In Technology, semiconductor solutions company Micron Technology, Inc. guided to a tough outlook during the first half of the year and traded in sympathy with the perceived pricing challenges in the computer memory market.

Portfolio Manager:

Brett P. Hawkins, CFA

5

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Value Fund

The following commentary is provided by WEDGE Capital Management L.L.P.

Overall, mid cap stocks outperformed small cap stocks in 2015 but underperformed large cap stocks. Calendar year 2015 was the weakest performance year for large cap stocks since 2008, and the first negative year for both small and mid cap stocks since 2011. Active mid cap value funds produced lackluster results in the Fourth Quarter, as only 37% of the Lipper mutual fund universe beat the market index. The task was easier for the year, as slightly over 51% of the actively managed mid cap value funds exceed the market benchmark in 2015. The sleeve was in the majority of active mid cap value managers that underperformed the index in the Fourth Quarter, but was in the minority of active managers that underperformed the index in calendar year 2015.

Positive sector selection in consumer durables, insurance, and IT software/services was not enough to offset the negative stock selection within consumer durables and IT hardware stocks. While the overweight to the consumer durable sector added significant value to the relative return for the year, one specific stock within the sector was a detractor to relative performance. Commercial auto parts manufacturer, Dana Holding Corp., disappointed with a -35.8% annual return due to foreign currency headwinds and an overall slowdown in emerging market demand. Both of our IT hardware companies, Keysight Technologies, Inc. and Marvell Technology Group Ltd., struggled in the year and lagged the strong performance of the semi-conductor industry group. Given the transparency and predictability of their earnings, our overweight to the insurance sector helped relative performance in 2015 as the sector outperformed the broad market by over 11%.

Throughout most of 2015, the mid cap value sleeve maintained an industrial cyclical bias by underweighting the defensive-oriented sectors like health care, consumer staples, and utilities. During the year, we continued to reduce our exposure to the capital goods sector. We remain cognizant of the sleeves underweights in technology, specifically IT hardware, and financials, specifically REITs.

As interest rates finally began to increase at the end of the year, WEDGE anticipates a continuation of this environment as the U.S. economy continues to slowly recover. We continue to spend the majority of our research effort finding high quality companies that are undervalued because of a period of uncertainty or change, regardless of the sectors in which they reside. These companies should have better margins and returns on capital than the average company in the benchmark.

Portfolio Managers:

John Carr; John Norman; Brian Pratt, CFA; and Paul VeZolles, CFA

The Fund is subject to the risks of investing in equity securities (including mid-sized companies). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Multi-Manager Mid Cap Value Fund

Asset Allocation†

Common Stocks	97.2%
Repurchase Agreements	1.1%
Exchange Traded Fund	0.3%
Other assets in excess of liabilities	1.4%
100.0%

Top Industries††

Insurance	11.1%
Banks	7.3%
Real Estate Investment Trusts (REITs)	7.2%
Electric Utilities	6.0%
Multi-Utilities	4.8%
Oil, Gas & Consumable Fuels	3.9%
Media	3.8%
Health Care Providers & Services	3.7%
Commercial Services & Supplies	3.3%
Containers & Packaging	3.1%
Other Industries*	45.8%
100.0%

Top Holdings††

Allstate Corp. (The)	2.2%
PG&E Corp.	1.9%
TransDigm Group, Inc.	1.7%
CIT Group, Inc.	1.7%
Zimmer Biomet Holdings, Inc.	1.6%
M&T Bank Corp.	1.6%
Sysco Corp.	1.5%
FNF Group	1.5%
Brunswick Corp.	1.4%
Pinnacle West Capital Corp.	1.4%
Other Holdings*	83.5%
100.0%

Objective

The Fund seeks long-term capital appreciation.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class II) registered -2.89%, outperforming the benchmark by 1.89% and the Lipper peer category median by 2.42%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Multi-Manager Mid Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	Inception[2]
Class I	(2.75)%	12.07%	9.20%
Class II	(2.89)%	11.87%	9.01%
Class Y	(2.63)%	12.17%	9.30%
Russell Midcap® Value Index	(4.78)%	11.25%	8.82%
CPI	0.73%	1.53%	1.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

	Gross Expense Ratio^	Net Expense Ratio^
Class I	0.96%	0.95%
Class II	1.07%	1.06%
Class Y	0.81%	0.80%

^	Current effective prospectus dated April 30, 2015. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2016. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for the share class’ actual results.

8

Fund Performance (con’t.)	NVIT Multi-Manager Mid Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Mid Cap Value Fund since inception through 12/31/15 versus performance of the Russell Midcap® Value Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Value Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	962.70	4.65	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.47	4.79	0.94
Class II Shares	Actual	(a)	1,000.00	962.20	5.19	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.91	5.35	1.05
Class Y Shares	Actual	(a)	1,000.00	963.10	3.91	0.79
	Hypothetical	(a)(b)	1,000.00	1,021.22	4.02	0.79

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2015

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.2%

	Shares	Market Value

Aerospace & Defense 2.1%
BWX Technologies, Inc.	83,800	$2,662,326
Textron, Inc.	39,137	1,644,146
TransDigm Group, Inc.*	78,976	18,042,067

		22,348,539

Airlines 0.5%
Alaska Air Group, Inc.	19,800	1,594,098
Copa Holdings SA, Class A (a)	78,700	3,798,062

		5,392,160

Auto Components 1.7%
Dana Holding Corp.	684,800	9,450,240
Delphi Automotive PLC	99,600	8,538,708

		17,988,948

Automobiles 0.4%
Honda Motor Co., Ltd.,ADR-JP	57,616	1,839,679
Thor Industries, Inc.	35,204	1,976,704

		3,816,383

Banks 7.2%
Bank of Hawaii Corp.	35,103	2,207,979
BB&T Corp.	63,880	2,415,303
BOK Financial Corp.	26,962	1,612,058
CIT Group, Inc.	451,700	17,932,490
Comerica, Inc.	37,752	1,579,166
Commerce Bancshares, Inc.	75,020	3,191,351
Cullen/Frost Bankers, Inc.	89,031	5,341,860
Fifth Third Bancorp	505,700	10,164,570
First Republic Bank	50,500	3,336,030
M&T Bank Corp.	132,360	16,039,385
PNC Financial Services Group, Inc. (The)	29,426	2,804,592
SunTrust Banks, Inc.	40,652	1,741,532
TCF Financial Corp.	257,121	3,630,548
Westamerica Bancorporation	71,903	3,361,465

		75,358,329

Capital Markets 1.6%
Franklin Resources, Inc.	55,273	2,035,152
LPL Financial Holdings, Inc. (a)	34,842	1,486,011
Northern Trust Corp.	124,117	8,947,594
State Street Corp.	34,758	2,306,541
T. Rowe Price Group, Inc.	24,620	1,760,084

		16,535,382

Chemicals 2.0%
Ashland, Inc.	119,800	12,303,460
Eastman Chemical Co.	117,500	7,932,425
Mosaic Co. (The)	37,691	1,039,895

		21,275,780

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies 3.2%
ADT Corp. (The)	263,156	$8,678,885
Clean Harbors, Inc.*	58,860	2,451,519
Republic Services, Inc.	283,544	12,473,101
Steelcase, Inc., Class A	355,000	5,289,500
Tyco International PLC	153,387	4,891,511

		33,784,516

Communications Equipment 1.2%
ARRIS Group, Inc.*	160,700	4,912,599
EchoStar Corp., Class A*	154,243	6,032,444
Harris Corp.	13,330	1,158,377

		12,103,420

Consumer Finance 0.4%
Navient Corp.	409,800	4,692,210

Containers & Packaging 3.1%
Bemis Co., Inc.	135,432	6,052,456
Owens-Illinois, Inc.*	453,300	7,896,486
Packaging Corp. of America	136,800	8,625,240
Rexam PLC,ADR-UK	118,399	5,294,803
Sonoco Products Co.	64,267	2,626,592
WestRock Co.	42,233	1,926,670

		32,422,247

Diversified Consumer Services 0.4%
H&R Block, Inc.	125,900	4,193,729

Diversified Financial Services 0.1%
Markit Ltd.*	49,272	1,486,536

Diversified Telecommunication Services 0.3%
CenturyLink, Inc.	131,626	3,311,710

Electric Utilities 5.9%
Edison International	75,806	4,488,473
Great Plains Energy, Inc.	469,731	12,828,354
Pinnacle West Capital Corp.	231,600	14,933,568
PPL Corp.	367,300	12,535,949
Westar Energy, Inc.	184,315	7,816,799
Xcel Energy, Inc.	255,738	9,183,552

		61,786,695

Electrical Equipment 0.5%
Emerson Electric Co.	78,586	3,758,768
Hubbell, Inc.	2,698	272,606
Rockwell Automation, Inc.	14,440	1,481,689

		5,513,063

11

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 1.2%
Keysight Technologies, Inc.*	353,160	$10,005,023
TE Connectivity Ltd.	46,316	2,992,476

		12,997,499

Energy Equipment & Services 2.6%
Cameron International Corp.*	77,087	4,871,898
FMC Technologies, Inc.*	213,125	6,182,756
Helmerich & Payne, Inc.	49,641	2,658,276
Nabors Industries Ltd.	418,900	3,564,839
SEACOR Holdings, Inc.*	65,600	3,447,936
Weatherford International PLC*	838,100	7,031,659

		27,757,364

Food & Staples Retailing 1.9%
Sysco Corp.	379,528	15,560,648
Whole Foods Market, Inc.	119,300	3,996,550

		19,557,198

Food Products 2.4%
ConAgra Foods, Inc.	176,222	7,429,520
General Mills, Inc.	39,217	2,261,252
J.M. Smucker Co. (The)	24,622	3,036,877
Kellogg Co.	134,970	9,754,282
Mondelez International, Inc., Class A	56,789	2,546,419

		25,028,350

Gas Utilities 1.0%
Atmos Energy Corp.	38,539	2,429,499
Laclede Group, Inc. (The)	50,700	3,012,087
UGI Corp.	138,600	4,679,136

		10,120,722

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	117,181	4,470,455
Becton, Dickinson and Co.	12,596	1,940,918
Boston Scientific Corp.*	174,424	3,216,379
Sirona Dental Systems, Inc.*	25,700	2,815,949
Zimmer Biomet Holdings, Inc.	164,548	16,880,979

		29,324,680

Health Care Providers & Services 3.6%
Cardinal Health, Inc.	46,900	4,186,763
Laboratory Corp. of America Holdings*	63,800	7,888,232
LifePoint Health, Inc.*	62,743	4,605,336
MEDNAX, Inc.*	49,300	3,532,838
Quest Diagnostics, Inc.	57,204	4,069,493
Universal Health Services, Inc., Class B	116,800	13,956,432

		38,239,094

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	25,449	$1,386,461
Royal Caribbean Cruises Ltd.	54,700	5,536,187
Wyndham Worldwide Corp.	192,900	14,014,185

		20,936,833

Household Durables 1.2%
D.R. Horton, Inc.	287,500	9,208,625
PulteGroup, Inc.	121,114	2,158,251
Toll Brothers, Inc.*	35,229	1,173,126

		12,540,002

Independent Power and Renewable Electricity Producers 0.5%
Talen Energy Corp.*	881,051	5,488,948

Industrial Conglomerates 0.3%
Koninklijke Philips NV	122,381	3,123,686

Information Technology Services 2.4%
Amdocs Ltd.	92,500	5,047,725
Computer Sciences Corp.	222,000	7,254,960
Convergys Corp.	176,669	4,397,291
CSRA, Inc.	128,000	3,840,000
Western Union Co. (The)	241,200	4,319,892

		24,859,868

Insurance 11.0%
ACE Ltd.	37,804	4,417,397
Aflac, Inc.	24,576	1,472,102
Alleghany Corp.*	17,800	8,507,154
Allstate Corp. (The)	362,216	22,489,992
Assured Guaranty Ltd.	137,200	3,626,196
Brown & Brown, Inc.	67,043	2,152,080
Endurance Specialty Holdings Ltd.	145,000	9,278,550
Fairfax Financial Holdings Ltd.	15,500	7,300,500
FNF Group	435,800	15,109,186
Lincoln National Corp.	248,046	12,466,792
Loews Corp.	209,000	8,025,600
MetLife, Inc.	32,076	1,546,384
ProAssurance Corp.	31,400	1,523,842
Progressive Corp. (The)	226,300	7,196,340
Reinsurance Group of America, Inc.	34,977	2,992,282
Torchmark Corp.	23,260	1,329,542
Travelers Cos., Inc. (The)	8,430	951,410
Unum Group	83,500	2,779,715
Willis Group Holdings PLC	36,100	1,753,377

		114,918,441

Internet & Catalog Retail 0.2%
Liberty Ventures, Series A*	38,000	1,714,180

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Products 1.6%
Brunswick Corp.	296,500	$14,976,215
Mattel, Inc.	80,235	2,179,985

		17,156,200

Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A*	44,000	6,101,040

Machinery 1.1%
Dover Corp.	125,710	7,707,280
Oshkosh Corp.	35,304	1,378,268
Parker-Hannifin Corp.	20,017	1,941,249

		11,026,797

Media 3.8%
AMC Networks, Inc., Class A*	30,300	2,262,804
Discovery Communications, Inc., Class C*	296,400	7,475,208
Liberty Media Corp., Series C*	186,300	7,094,304
Madison Square Garden Co. (The), Class A*	40,533	6,558,239
MSG Networks, Inc., Class A*	86,500	1,799,200
News Corp., Class B	549,500	7,671,020
Shaw Communications, Inc., Class B	387,500	6,661,125

		39,521,900

Metals & Mining 0.3%
Nucor Corp.	70,566	2,843,810

Multiline Retail 0.8%
Nordstrom, Inc.	143,476	7,146,540
Target Corp.	15,174	1,101,784

		8,248,324

Multi-Utilities 4.8%
Alliant Energy Corp.	143,300	8,949,085
Ameren Corp.	36,814	1,591,469
CMS Energy Corp.	194,200	7,006,736
Consolidated Edison, Inc.	23,106	1,485,023
NorthWestern Corp.	29,673	1,609,760
PG&E Corp.	364,305	19,377,383
SCANA Corp.	58,800	3,556,812
WEC Energy Group, Inc.	123,900	6,357,309

		49,933,577

Oil, Gas & Consumable Fuels 3.8%
Anadarko Petroleum Corp.	39,436	1,915,801
Chesapeake Energy Corp. (a)	362,700	1,632,150
Cimarex Energy Co.	27,950	2,498,171
Devon Energy Corp.	79,488	2,543,616
Energen Corp.	65,500	2,684,845
EQT Corp.	81,647	4,256,258
Imperial Oil Ltd.	170,210	5,545,325
Marathon Petroleum Corp.	32,400	1,679,616
Murphy Oil Corp.	405,100	9,094,495

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	128,862	$4,243,426
Occidental Petroleum Corp.	57,996	3,921,110

		40,014,813

Real Estate Investment Trusts (REITs) 7.1%
Annaly Capital Management, Inc.	1,268,700	11,900,406
AvalonBay Communities, Inc.	46,200	8,506,806
Boston Properties, Inc.	6,358	810,899
CBL & Associates Properties, Inc.	562,500	6,958,125
Corrections Corp. of America	118,018	3,126,297
Duke Realty Corp.	402,200	8,454,244
Empire State Realty Trust, Inc., Class A	67,910	1,227,134
EPR Properties	75,200	4,395,440
Equinix, Inc.	12,689	3,837,153
Host Hotels & Resorts, Inc.	102,949	1,579,238
Lamar Advertising Co., Class A	150,076	9,001,558
MFA Financial, Inc.	912,600	6,023,160
Piedmont Office Realty Trust, Inc., Class A	171,159	3,231,482
Weyerhaeuser Co.	165,605	4,964,838

		74,016,780

Road & Rail 1.1%
CSX Corp.	35,791	928,776
Heartland Express, Inc.	195,347	3,324,806
Werner Enterprises, Inc.	304,909	7,131,822

		11,385,404

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	267,830	5,000,386
Lam Research Corp.	26,760	2,125,279
Marvell Technology Group Ltd.	980,000	8,643,600
Maxim Integrated Products, Inc.	79,638	3,026,244
Microchip Technology, Inc.	64,777	3,014,722
Micron Technology, Inc.*	294,000	4,163,040
NVIDIA Corp.	50,500	1,664,480
Teradyne, Inc.	140,252	2,899,009

		30,536,760

Software 0.9%
CA, Inc.	159,900	4,566,744
Citrix Systems, Inc.*	21,500	1,626,475
Synopsys, Inc.*	73,700	3,361,457

		9,554,676

Specialty Retail 1.4%
Abercrombie & Fitch Co., Class A	122,493	3,307,311
Advance Auto Parts, Inc.	20,497	3,085,003
Bed Bath & Beyond, Inc.*	86,000	4,149,500

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
CST Brands, Inc.	72,949	$2,855,224
Lowe’s Cos., Inc.	10,150	771,806

		14,168,844

Technology Hardware, Storage & Peripherals 1.6%
NetApp, Inc.	218,300	5,791,499
SanDisk Corp.	46,122	3,504,811
Western Digital Corp.	122,288	7,343,394

		16,639,704

Textiles, Apparel & Luxury Goods 0.8%
Fossil Group, Inc.* (a)	111,700	4,083,752
Michael Kors Holdings Ltd.*	63,700	2,551,822
Ralph Lauren Corp.	17,348	1,933,955

		8,569,529

Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial, Inc.	203,532	2,556,362
Ocwen Financial Corp.* (a)	285,000	1,986,450

		4,542,812

Water Utilities 0.5%
American Water Works Co., Inc.	83,600	4,995,100

Total Common Stocks (cost $1,018,356,283)		1,017,872,582

Exchange Traded Fund 0.3%
Equity 0.3%
iShares Russell Mid-Cap Value ETF	44,162	3,033,046

Total Exchange Traded Fund (cost $3,132,247)		3,033,046

Repurchase Agreements 1.1%

	Principal Amount

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $3,000,491, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $3,060,001. (b)(c)(d)	$3,000,000	3,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $2,724,219, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $2,778,604. (b)(c)	$2,724,122	$2,724,122
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $1,834,814, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $1,871,439. (b)(c)	1,834,744	1,834,744
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $4,000,257, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $4,080,000. (b)(c)	4,000,000	4,000,000

Total Repurchase Agreements (cost $11,558,866)		11,558,866

Total Investments (cost $1,033,047,396) (e) — 98.6%		1,032,464,494
Other assets in excess of liabilities — 1.4%		14,660,596

NET ASSETS — 100.0%		$1,047,125,090

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $11,272,372, which was collateralized by a repurchase agreements with a value of $11,558,866 and $40,386 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 01/28/16 - 11/15/45 a total value of $11,599,252.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $11,558,866.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	Illiquid security.

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Mid Cap Value Fund (Continued)

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

JP	Japan

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

At December 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	01/29/16	(6,280,494)	$(4,504,406)	$(4,539,139)	$(34,733)
Canadian Dollar	JPMorgan Chase Bank	01/29/16	(298,038)	(214,848)	(215,403)	(555)
Euro	UBS AG	01/29/16	(2,449,241)	(2,685,201)	(2,663,331)	21,870
Japanese Yen	Credit Suisse International	01/29/16	(133,906,158)	(1,108,238)	(1,114,661)	(6,423)

Total Short Contracts				$(8,512,693)	$(8,532,534)	$(19,841)

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi- Manager Mid Cap Value Fund
Assets:
Investments, at value* (cost $1,021,488,530)	$1,020,905,628
Repurchase agreements, at value (cost $11,558,866)	11,558,866

Total Investments, at value (total cost $1,033,047,396)	1,032,464,494

Cash	24,319,400
Foreign currencies, at value (cost $3)	3
Dividends receivable	2,396,446
Security lending income receivable	32,932
Receivable for investments sold	457,280
Receivable for capital shares issued	349,059
Reclaims receivable	208
Unrealized appreciation on forward foreign currency contracts (Note 2)	21,870
Prepaid expenses	2,030

Total Assets	1,060,043,722

Liabilities:
Payable for investments purchased	303,243
Payable for capital shares redeemed	200,012
Unrealized depreciation on forward foreign currency contracts (Note 2)	41,711
Payable upon return of securities loaned (Note 2)	11,558,866
Accrued expenses and other payables:
Investment advisory fees	659,753
Fund administration fees	29,321
Distribution fees	87,226
Administrative servicing fees	3,862
Accounting and transfer agent fees	349
Custodian fees	6,008
Compliance program costs (Note 3)	1,167
Professional fees	15,603
Printing fees	11,361
Other	150

Total Liabilities	12,918,632

Net Assets	$1,047,125,090

Represented by:
Capital	$970,864,342
Accumulated undistributed net investment income	5,073,609
Accumulated net realized gains from investments forward and foreign currency transactions	71,790,439
Net unrealized appreciation/(depreciation) from investments	(582,902)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(19,841)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(557)

Net Assets	$1,047,125,090

*	Includes value of securities on loan of $11,272,372 (Note 2).

16

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi- Manager Mid Cap Value Fund
Net Assets:
Class I Shares	$2,872,948
Class II Shares	405,754,649
Class Y Shares	638,497,493

Total	$1,047,125,090

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	286,426
Class II Shares	40,321,495
Class Y Shares	63,326,455

Total	103,934,376

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.03
Class II Shares	$10.06
Class Y Shares	$10.08

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi- Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$26,083,882
Income from securities lending (Note 2)	251,237
Interest income	32,000
Foreign tax withholding	(68,337)

Total Income	26,298,782

EXPENSES:
Investment advisory fees	8,324,511
Fund administration fees	358,479
Distribution fees Class II Shares	1,110,700
Administrative servicing fees Class I Shares	3,508
Administrative servicing fees Class II Shares	25,419
Professional fees	58,703
Printing fees	41,321
Trustee fees	31,085
Custodian fees	41,130
Accounting and transfer agent fees	2,393
Compliance program costs (Note 3)	4,727
Other	33,627

Total expenses before fees waived	10,035,603

Investment advisory fees waived (Note 3)	(150,528)

Net Expenses	9,885,075

NET INVESTMENT INCOME	16,413,707

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	80,432,475
Net realized gains from forward and foreign currency transactions (Note 2)	1,554,574

Net realized gains from investments forward and foreign currency transactions	81,987,049

Net change in unrealized appreciation/(depreciation) from investments	(126,878,839)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(71,841)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	10

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(126,950,670)

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(44,963,621)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,549,914)

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$16,413,707	$16,699,183
Net realized gains from investments forward and foreign currency transactions	81,987,049	119,295,891
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(126,950,670)	39,405,155

Change in net assets resulting from operations	(28,549,914)	175,400,229

Distributions to Shareholders From:
Net investment income:
Class I	(38,297)	(23,514)
Class II	(5,114,706)	(6,170,407)
Class Y	(9,705,260)	(10,574,514)
Net realized gains:
Class I	(268,826)	(193,170)
Class II	(47,168,637)	(102,876,714)
Class Y	(71,855,057)	(148,102,196)

Change in net assets from shareholder distributions	(134,150,783)	(267,940,515)

Change in net assets from capital transactions	54,790,230	184,166,576

Change in net assets	(107,910,467)	91,626,290

Net Assets:
Beginning of year	1,155,035,557	1,063,409,267

End of year	$1,047,125,090	$1,155,035,557

Accumulated undistributed net investment income at end of year	$5,073,609	$4,041,993

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,787,590	$1,581,253
Dividends reinvested	307,123	216,684
Cost of shares redeemed	(561,705)	(422,759)

Total Class I Shares	1,533,008	1,375,178

Class II Shares
Proceeds from shares issued	13,408,902	32,984,722
Dividends reinvested	52,283,343	109,047,121
Cost of shares redeemed	(67,785,387)	(77,652,430)

Total Class II Shares	(2,093,142)	64,379,413

Class Y Shares
Proceeds from shares issued	23,230,703	47,869,648
Dividends reinvested	81,560,317	158,676,710
Cost of shares redeemed	(49,440,656)	(88,134,373)

Total Class Y Shares	55,350,364	118,411,985

Change in net assets from capital transactions	$54,790,230	$184,166,576

19

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	158,833	126,412
Reinvested	30,634	19,036
Redeemed	(50,399)	(32,304)

Total Class I Shares	139,068	113,144

Class II Shares
Issued	1,157,606	2,552,046
Reinvested	5,203,608	9,576,730
Redeemed	(5,890,266)	(5,915,677)

Total Class II Shares	470,948	6,213,099

Class Y Shares
Issued	2,028,134	3,676,941
Reinvested	8,087,472	13,885,993
Redeemed	(4,225,849)	(6,752,328)

Total Class Y Shares	5,889,757	10,810,606

Total change in shares	6,499,773	17,136,849

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$11.81	0.18	(0.52)	(0.34)	(0.15)	(1.29)	(1.44)	$10.03	(2.75)%	$2,872,948	0.94%	1.55%	0.95%	52.50%
Year Ended December 31, 2014 (c)	$13.22	0.18	1.91	2.09	(0.19)	(3.31)	(3.50)	$11.81	17.15%	$1,740,819	0.94%	1.45%	0.95%	60.07%
Year Ended December 31, 2013 (c)	$10.32	0.17	3.48	3.65	(0.17)	(0.58)	(0.75)	$13.22	35.85%	$452,260	0.90%	1.39%	0.95%	113.76%
Year Ended December 31, 2012 (c)	$9.92	0.19	1.42	1.61	(0.14)	(1.07)	(1.21)	$10.32	16.65%	$128,695	0.79%	1.81%	0.82%	101.64%
Year Ended December 31, 2011 (c)	$10.29	0.12	(0.34)	(0.22)	(0.11)	(0.04)	(0.15)	$9.92	(2.08)%	$76,777	0.83%	1.19%	0.83%	100.01%

Class II Shares
Year Ended December 31, 2015 (c)	$11.84	0.15	(0.51)	(0.36)	(0.13)	(1.29)	(1.42)	$10.06	(2.89)%	$405,754,649	1.04%	1.31%	1.06%	52.50%
Year Ended December 31, 2014 (c)	$13.24	0.18	1.89	2.07	(0.16)	(3.31)	(3.47)	$11.84	17.02%	$471,930,537	1.05%	1.38%	1.06%	60.07%
Year Ended December 31, 2013 (c)	$10.33	0.14	3.50	3.64	(0.15)	(0.58)	(0.73)	$13.24	35.68%	$445,255,404	1.02%	1.16%	1.07%	113.76%
Year Ended December 31, 2012 (c)	$9.93	0.16	1.43	1.59	(0.12)	(1.07)	(1.19)	$10.33	16.35%	$372,215,249	1.05%	1.51%	1.07%	101.64%
Year Ended December 31, 2011 (c)	$10.30	0.10	(0.34)	(0.24)	(0.09)	(0.04)	(0.13)	$9.93	(2.32)%	$380,200,468	1.07%	0.95%	1.07%	100.01%

Class Y Shares
Year Ended December 31, 2015 (c)	$11.86	0.18	(0.51)	(0.33)	(0.16)	(1.29)	(1.45)	$10.08	(2.63)%	$638,497,493	0.79%	1.58%	0.80%	52.50%
Year Ended December 31, 2014 (c)	$13.25	0.21	1.90	2.11	(0.19)	(3.31)	(3.50)	$11.86	17.33%	$681,364,201	0.79%	1.63%	0.80%	60.07%
Year Ended December 31, 2013 (c)	$10.34	0.17	3.50	3.67	(0.18)	(0.58)	(0.76)	$13.25	35.97%	$617,701,603	0.76%	1.43%	0.81%	113.76%
Year Ended December 31, 2012 (c)	$9.93	0.19	1.43	1.62	(0.14)	(1.07)	(1.21)	$10.34	16.73%	$476,977,907	0.79%	1.81%	0.81%	101.64%
Year Ended December 31, 2011 (c)	$10.30	0.13	(0.35)	(0.22)	(0.11)	(0.04)	(0.15)	$9.93	(2.06)%	$367,586,880	0.81%	1.26%	0.81%	100.01%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said

23

Notes to Financial Statements (Continued)

December 31, 2015

currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$22,348,539	$—	$—	$22,348,539
Airlines	5,392,160	—	—	5,392,160
Auto Components	17,988,948	—	—	17,988,948
Automobiles	3,816,383	—	—	3,816,383
Banks	75,358,329	—	—	75,358,329
Capital Markets	16,535,382	—	—	16,535,382
Chemicals	21,275,780	—	—	21,275,780
Commercial Services & Supplies	33,784,516	—	—	33,784,516
Communications Equipment	12,103,420	—	—	12,103,420
Consumer Finance	4,692,210	—	—	4,692,210
Containers & Packaging	32,422,247	—	—	32,422,247
Diversified Consumer Services	4,193,729	—	—	4,193,729
Diversified Financial Services	1,486,536	—	—	1,486,536
Diversified Telecommunication Services	3,311,710	—	—	3,311,710
Electric Utilities	61,786,695	—	—	61,786,695
Electrical Equipment	5,513,063	—	—	5,513,063
Electronic Equipment, Instruments & Components	12,997,499	—	—	12,997,499
Energy Equipment & Services	27,757,364	—	—	27,757,364
Food & Staples Retailing	19,557,198	—	—	19,557,198
Food Products	25,028,350	—	—	25,028,350
Gas Utilities	10,120,722	—	—	10,120,722
Health Care Equipment & Supplies	29,324,680	—	—	29,324,680
Health Care Providers & Services	38,239,094	—	—	38,239,094
Hotels, Restaurants & Leisure	20,936,833	—	—	20,936,833
Household Durables	12,540,002	—	—	12,540,002
Independent Power and Renewable Electricity Producers	5,488,948	—	—	5,488,948
Industrial Conglomerates	—	3,123,686	—	3,123,686
Information Technology Services	24,859,868	—	—	24,859,868
Insurance	114,918,441	—	—	114,918,441
Internet & Catalog Retail	1,714,180	—	—	1,714,180
Leisure Products	17,156,200	—	—	17,156,200
Life Sciences Tools & Services	6,101,040	—	—	6,101,040
Machinery	11,026,797	—	—	11,026,797
Media	39,521,900	—	—	39,521,900
Metals & Mining	2,843,810	—	—	2,843,810
Multiline Retail	8,248,324	—	—	8,248,324
Multi-Utilities	49,933,577	—	—	49,933,577
Oil, Gas & Consumable Fuels	40,014,813	—	—	40,014,813
Real Estate Investment Trusts (REITs)	74,016,780	—	—	74,016,780
Road & Rail	11,385,404	—	—	11,385,404
Semiconductors & Semiconductor Equipment	30,536,760	—	—	30,536,760
Software	9,554,676	—	—	9,554,676
Specialty Retail	14,168,844	—	—	14,168,844
Technology Hardware, Storage & Peripherals	16,639,704	—	—	16,639,704

24

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$8,569,529	$—	$—	$8,569,529
Thrifts & Mortgage Finance	4,542,812	—	—	4,542,812
Water Utilities	4,995,100	—	—	4,995,100
Total Common Stocks	$1,014,748,896	$3,123,686	$—	$1,017,872,582
Exchange Traded Fund	3,033,046	—	—	3,033,046
Forward Foreign Currency Contracts	—	21,870	—	21,870
Repurchase Agreements	—	11,558,866	—	11,558,866
Total Assets	$1,017,781,942	$14,704,422	$—	$1,032,486,364
Liabilities:
Forward Foreign Currency Contracts	$—	$(41,711)	$—	$(41,711)
Total Liabilities	$—	$(41,711)	$—	$(41,711)
Total	$1,017,781,942	$14,662,711	$—	$1,032,444,653

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign

25

Notes to Financial Statements (Continued)

December 31, 2015

currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$21,870
Total		$21,870

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(41,711)
Total		$(41,711)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$1,549,093
Total	$1,549,093

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(71,841)
Total	$(71,841)

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of forward foreign currency contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master

26

Notes to Financial Statements (Continued)

December 31, 2015

Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$21,870	$—	$21,870
Total	$21,870	$—	$21,870

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
UBS AG	$21,870	$—	$—	$21,870
Total	$21,870	$—	$—	$21,870

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(41,711)	$—	$(41,711)
Total	$(41,711)	$—	$(41,711)

Amounts designated as “—” are zero.

27

Notes to Financial Statements (Continued)

December 31, 2015

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Credit Suisse International	$(6,423)	$—	$—	$(6,423)
JPMorgan Chase Bank	(35,288)	—	—	(35,288)
Total	$(41,711)	$—	$—	$(41,711)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $11,558,866, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the

28

Notes to Financial Statements (Continued)

December 31, 2015

Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63% – 1.75%, maturing 08/31/17 – 03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63% – 6.50%, maturing 05/20/22 – 12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01% – 9.50%, maturing 11/01/16 – 10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000.

29

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$3,000,000	$—	$3,000,000	$(3,000,000)	$—
Goldman Sachs & Co.	2,724,122	—	2,724,122	(2,724,122)	—
Nomura Securities International, Inc.	1,834,744	—	1,834,744	(1,834,744)	—
Nomura Securities International, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Total	$11,558,866	$—	$11,558,866	$(11,558,866)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security

30

Notes to Financial Statements (Continued)

December 31, 2015

is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, partnership distributions, REIT returns of capital dividends, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments, forward and foreign currency transactions
$138,547	$(523,828)	$385,281

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

Notes to Financial Statements (Continued)

December 31, 2015

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
Wedge Capital Management, LLP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2015, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

Effective May 1, 2015, the Trust and NFA have entered into a written contract waiving 0.013% of investment advisory fees of the Fund until April 30, 2016. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $99,623, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $50,905, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.75%, and after contractual and voluntary fee waivers was 0.74% and 0.74%, respectively.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.81% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed

32

Notes to Financial Statements (Continued)

December 31, 2015

the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $358,479 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $4,727.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $28,927.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15% and 0.01% for Class I and Class II shares, respectively.

33

Notes to Financial Statements (Continued)

December 31, 2015

4.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $570,802,408 and sales of $634,347,149 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

34

Notes to Financial Statements (Continued)

December 31, 2015

8.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $43,847 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$76,155,533	$57,995,250	$134,150,783	$—	$134,150,783

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$104,254,240	$163,686,275	$267,940,515	$—	$267,940,515

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$27,145,238	$69,243,142	$96,388,380	$—	$(20,127,632)	$76,260,748

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

35

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,052,591,569	$28,979,160	$(49,106,235)	$(20,127,075)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Mid Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

37

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 29.41%.

The Fund designates $57,995,250 or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

38

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

39

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

40

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

41

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

42

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

43

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

44

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

45

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

46

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

47

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

48

Annual Report

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund

AR-MM-SCG 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager Small Cap Growth Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager Small Cap Growth Fund (Class I) returned 0.76% versus -1.38% for its benchmark, the Russell 2000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Growth Funds (consisting of 95 funds as of December 31, 2015) was -1.53% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by OppenheimerFunds, Inc. and Wellington Management Company LLP.

The following commentary is provided by OppenheimerFunds, Inc.

The sleeve outperformed the benchmark in seven out of ten sectors during the reporting period, led by stock selection in the information technology and financials sectors and an underweight position in the materials sector. Detractors from relative performance on a sector basis included weaker relative stock selection in the health care and consumer staples sectors. Consumer discretionary was also a detractor.

2015 will go down as a year in which volatility returned to the financial markets following a multi-year hiatus. A strong dollar impaired the competitiveness of many American companies and proved to be a drag on corporate earnings. U.S. equities once again outperformed their counterparts in other countries, though with tempered results and only after a market correction in August that tested investors’ nerves. Interest rates globally remained low, even as investors spent most of the year contemplating the first U.S. interest-rate hike by the Federal Reserve (the “Fed”) in almost a decade. The Fed did not raise interest rates until late in the year at its December 16 meeting, when the benchmark federal funds rate was raised by 0.25%.

Top individual contributors to performance this reporting period included information technology stocks Tyler Technologies, Inc. and Proofpoint, Inc. as well as health care stocks DexCom, Inc. and Ultragenyx Pharmaceutical Inc. Tyler Technologies, a provider of information management solutions and services for local governments, reported strong second quarter results with revenue and earnings per share (EPS) above consensus estimates and raised full year 2015 guidance. Tyler’s defensive characteristics held up well during the global economic uncertainty rattling the market during the reporting period. Proofpoint provides security for e-mails, instant messages and other communications. Shares of the company rallied after reporting strong quarterly earnings results in October 2015. DexCom, a medical device company focused on diabetes, reported strong first quarter growth in new patients and received approval of a new product that can potentially help it maintain above-average revenue growth in the near future. Ultragenyx Pharmaceutical Inc., a clinical stage biotechnology company developing treatments for rare and ultra-rare diseases, had a strong reporting period. The company reported positive clinical data for one of the drugs in its pipeline that treats a rare blood disorder.

Top detractors from performance this period included Health Care stocks Tetraphase Pharmaceuticals, Inc. and Spectranetics Corp. Also detracting from performance were XPO Logistics, Inc. (industrials) and Fiesta Restaurant Group, Inc. (consumer discretionary). Tetraphase Pharmaceuticals, an emerging biopharmaceutical company that is developing antibiotics for complex infections, reported disappointing Phase 3 data for their lead drug, which caused a dramatic decline in the stock. Given the unclear path forward for this drug, we decided to exit our position. Spectranetics, a leader in laser-based lead management and vascular interventions, reported disappointing first quarter results due to the delay of some product shipments and new

4

Fund Commentary (con’t.)	NVIT Multi-Manager Small Cap Growth Fund

competition in one of its product segments, causing management to lower 2015 guidance and we reduced our position. XPO Logistics is a provider of transportation logistics services and a provider of engineered, technology-enabled contract logistics. Fiesta Restaurant Group operates and franchises the Taco Cabana and Pollo Tropical brands. We exited our positions in both XPO Logistics and Fiesta Restaurant Group during the reporting period.

At period year end, the sleeve had its largest overweight positions relative to the benchmark in information technology and financials and its most significant underweight positions in health care, consumer staples and materials. The sleeve held no stocks in telecommunication services or utilities at year end.

Portfolio Managers: Ash Shah, CFA, CPA; and Ronald J. Zibelli Jr., CFA

The following commentary is provided by Wellington Management Company LLP

U.S. stocks retreated briefly early in 2015, but then reached new all-time highs later in the first half of the year. The market pulled back in early March as soft manufacturing data, potential currency- and oil-related earnings headwinds, and valuation concerns weighed on investors’ minds. The U.S. Federal Reserve’s (Fed) hesitation to raise rates, along with continued strong merger and acquisition activity, a rebound in hiring, and solid housing data, helped to fuel risk appetites. Stocks ended June on a sour note after negotiations between Greece and its creditors broke down. In the second half of the period, the US economy remained on solid footing, with a sharp rebound in Gross Domestic Product (GDP), a seven-year low in unemployment, and a healthy housing market. The growth slowdown in China and its implications for global commerce fueled investor anxiety. During August and September, the market remained extremely volatile and experienced its first correction since October 2011. Oil prices and the energy sector as a whole remained extremely volatile, with prices surging earlier in the period and falling sharply towards the end of the year. After much anticipation, the Fed delivered its first rate hike since 2006 in

December, approving a small increase in the federal funds rate.

The Wellington Management Company portion of the sleeve outperformed (gross of fees) during the period. The sleeve’s relative outperformance during the period was driven by strong stock selection, particularly in the information technology, financials and industrials sectors. This strong selection was partially offset by weak selection within the consumer discretionary sector.

Top contributors to relative returns during the period included Anacor Pharmaceuticals, Inc. (health care), Heartland Payment Systems, Inc. (information technology) and DexCom, Inc. (health care). Shares of Anacor Pharmaceuticals, a biopharmaceutical company, surged after the company announced favorable Phase 3 trial results for a topical ointment to treat eczema. Heartland Payment Systems, which has been a merchant acquirer in the small and midsize business space, is executing well and is starting to benefit from the recent re-architecture of its sales force. Heartland also benefited from shutting down investments in a money-losing technology company called Leaf, which should improve profitability going forward. Shares of DexCom, a medical device company, outperformed over the period on positive news flow. Management announced strong quarterly revenue growth and raised sales guidance for the full fiscal year.

Top detractors from relative returns during the period included Vince Holding Corp. (consumer discretionary), Kate Spade & Co. (consumer discretionary) and Zafgen, Inc. (health care). Vince, an apparel vendor primarily focused on high-end department stores, cut guidance based on weaker topline trends due to more cautious ordering from the off-price and department store channels. Shares of Kate Spade, an American fashion designer, underperformed after the company reported strong online sales but in-store sales that missed consensus expectations. Shares of Zafgen, a pharmaceutical company focused on developing drugs to treat obesity, declined on news of a patient death during a Phase 3 trial for Beloranib, one of the company’s lead drugs. We eliminated our position in Zafgen

5

Fund Commentary (con’t.)	NVIT Multi-Manager Small Cap Growth Fund

during the period. Not owning strong performing benchmark constituent Dyax Corporation also detracted from relative returns.

The sleeve did utilize equity index futures during the period. These were used to hedge unwanted securities market risk; however, they had little material impact on the sleeve’s performance.

Portfolio Manager: Mammen Chally, CFA

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks.The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Multi-Manager Small Cap Growth Fund

Asset Allocation†

Common Stocks	97.2%
Repurchase Agreements	9.2%
Exchange Traded Fund	1.5%
Liabilities in excess of other assets††	(7.9)%
100.0%

Top Industries†††

Software	11.7%
Biotechnology	7.0%
Health Care Equipment & Supplies	7.0%
Health Care Providers & Services	5.2%
Hotels, Restaurants & Leisure	5.1%
Internet Software & Services	4.1%
Information Technology Services	3.8%
Banks	3.8%
Building Products	3.3%
Semiconductors & Semiconductor Equipment	3.2%
Other Industries*	45.8%
100.0%

Top Holdings†††

Tyler Technologies, Inc.	1.6%
iShares Russell 2000 Growth ETF	1.4%
DexCom, Inc.	1.2%
Lennox International, Inc.	1.1%
HubSpot, Inc.	1.1%
MarketAxess Holdings, Inc.	1.1%
Bright Horizons Family Solutions, Inc.	1.1%
Ultimate Software Group, Inc. (The)	1.1%
CoStar Group, Inc.	1.1%
Guidewire Software, Inc.	1.0%
Other Holdings*	88.2%
100.0%

Objective

The Fund seeks capital growth.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) returned 0.76%, outperforming the benchmark by 2.14% and the Lipper peer category median by 2.29%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Multi-Manager Small Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	0.76%	10.99%	5.04%
Class II	0.53%	10.72%	4.79%
Class Y2	0.95%	11.16%	5.16%
Russell 2000® Growth Index	(1.38)%	10.67%	7.95%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class Y shares (March 27, 2008), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than to apply to Class I shares.

Expense Ratios

Expense Ratio^
Class I	1.09%
Class II	1.34%
Class Y	0.94%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

8

Fund Performance (con’t.)	NVIT Multi-Manager Small Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000® Growth Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Growth Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	919.90	5.37	1.11
	Hypothetical	(a)(b)	1,000.00	1,019.61	5.65	1.11
Class II Shares	Actual	(a)	1,000.00	918.80	6.58	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.92	1.36
Class Y Shares	Actual	(a)	1,000.00	920.60	4.65	0.96
	Hypothetical	(a)(b)	1,000.00	1,020.37	4.89	0.96

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.2%

	Shares	Market Value

Aerospace & Defense 1.5%
Astronics Corp.*	13,664	$556,261
Esterline Technologies Corp.*	5,035	407,835
HEICO Corp., Class A	15,750	774,900
Moog, Inc., Class A*	2,120	128,472
Teledyne Technologies, Inc.*	6,020	533,974

		2,401,442

Airlines 0.5%
Allegiant Travel Co.	5,341	896,380

Auto Components 0.5%
Tenneco, Inc.* (a)	16,765	769,681

Banks 4.1%
Bank of the Ozarks, Inc.	17,180	849,723
FCB Financial Holdings, Inc., Class A*	11,700	418,743
First Merchants Corp.	26,470	672,868
Flushing Financial Corp.	9,505	205,688
Great Western Bancorp, Inc.	13,870	402,507
Pinnacle Financial Partners, Inc.	11,390	584,991
PrivateBancorp, Inc.	13,490	553,360
Sandy Spring Bancorp, Inc.	10,115	272,700
Signature Bank*	7,490	1,148,741
Sterling Bancorp	20,410	331,050
Western Alliance Bancorp*	37,800	1,355,508

		6,795,879

Biotechnology 7.6%
ACADIA Pharmaceuticals, Inc.*	5,370	191,440
Achillion Pharmaceuticals, Inc.*	32,460	350,243
Acorda Therapeutics, Inc.* (a)	10,705	457,960
Agios Pharmaceuticals, Inc.* (a)	4,604	298,892
Alder Biopharmaceuticals, Inc.* (a)	15,040	496,771
Amicus Therapeutics, Inc.* (a)	29,200	283,240
Anacor Pharmaceuticals, Inc.*	7,415	837,673
BioCryst Pharmaceuticals, Inc.* (a)	35,856	370,034
Cepheid*	13,923	508,607
Dyax Corp.*	13,610	512,008
Eagle Pharmaceuticals, Inc.* (a)	2,030	180,000
Five Prime Therapeutics, Inc.*	13,640	566,060
Flexion Therapeutics, Inc.* (a)	15,980	307,935
Global Blood Therapeutics, Inc.* (a)	9,510	307,458
GlycoMimetics, Inc.*	15,765	90,176
Ironwood Pharmaceuticals, Inc.*	29,326	339,888
Neurocrine Biosciences, Inc.*	21,610	1,222,478
Novavax, Inc.* (a)	54,053	453,505
Ophthotech Corp.*	9,153	718,785
Otonomy, Inc.*	16,362	454,045
Portola Pharmaceuticals, Inc.*	14,650	753,743
PTC Therapeutics, Inc.*	8,430	273,132
Puma Biotechnology, Inc.* (a)	2,435	190,904
Repligen Corp.*	18,720	529,589
TESARO, Inc.* (a)	11,240	588,077
Ultragenyx Pharmaceutical, Inc.*	10,618	1,191,127

		12,473,770

Common Stocks (continued)

	Shares	Market Value

Building Products 3.6%
A.O. Smith Corp.	23,400	$1,792,674
AAON, Inc.	21,160	491,335
American Woodmark Corp.*	4,850	387,903
Apogee Enterprises, Inc. (a)	14,630	636,551
Lennox International, Inc.	16,095	2,010,266
Masonite International Corp.*	10,010	612,912

		5,931,641

Capital Markets 1.0%
Evercore Partners, Inc., Class A (a)	10,550	570,438
HFF, Inc., Class A	29,223	907,959
WisdomTree Investments, Inc. (a)	12,110	189,885

		1,668,282

Chemicals 0.6%
OMNOVA Solutions, Inc.*	53,080	325,380
PolyOne Corp.	20,775	659,814

		985,194

Commercial Services & Supplies 0.8%
Deluxe Corp.	10,220	557,399
Healthcare Services Group, Inc.	10,880	379,385
Mobile Mini, Inc.	14,060	437,688

		1,374,472

Communications Equipment 0.7%
Ciena Corp.*	18,100	374,489
NetScout Systems, Inc.*	22,645	695,201

		1,069,690

Construction & Engineering 0.1%
Dycom Industries, Inc.* (a)	3,160	221,074

Construction Materials 1.1%
Headwaters, Inc.*	72,433	1,221,944
US Concrete, Inc.* (a)	10,480	551,877

		1,773,821

Containers & Packaging 1.3%
Berry Plastics Group, Inc.*	24,090	871,576
Graphic Packaging Holding Co.	56,355	723,035
Silgan Holdings, Inc.	11,165	599,784

		2,194,395

Distributors 0.6%
Core-Mark Holding Co., Inc.	12,773	1,046,620

Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.*	28,475	1,902,130

Diversified Financial Services 1.2%
MarketAxess Holdings, Inc.	17,757	1,981,504

Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.*	47,570	273,052

11

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.7%
AZZ, Inc.	11,289	$627,329
Generac Holdings, Inc.* (a)	19,140	569,798

		1,197,127

Electronic Equipment, Instruments & Components 1.2%
CDW Corp.	11,808	496,409
ePlus, Inc.*	5,342	498,195
FEI Co.	6,728	536,827
Rogers Corp.*	7,990	412,044

		1,943,475

Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc.* (a)	12,834	159,912

Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	10,015	1,206,308
Natural Grocers by Vitamin Cottage, Inc.*	26,122	532,105
PriceSmart, Inc.	8,451	701,348

		2,439,761

Food Products 1.7%
J&J Snack Foods Corp.	4,734	552,316
Post Holdings, Inc.*	10,970	676,849
Snyder’s-Lance, Inc.	17,410	597,163
TreeHouse Foods, Inc.*	11,490	901,505

		2,727,833

Health Care Equipment & Supplies 7.6%
ABIOMED, Inc.* (a)	4,340	391,815
Anika Therapeutics, Inc.*	13,120	500,659
Atrion Corp.	1,585	604,202
Cantel Medical Corp.	15,990	993,619
Cynosure, Inc., Class A*	13,270	592,771
DexCom, Inc.*	25,036	2,050,448
Globus Medical, Inc., Class A*	35,440	985,941
HeartWare International, Inc.* (a)	3,905	196,812
ICU Medical, Inc.*	6,200	699,236
Inogen, Inc.*	13,450	539,210
Integra LifeSciences Holdings Corp.*	11,150	755,747
K2M Group Holdings, Inc.*	26,740	527,848
LivaNova PLC*	7,355	436,666
Merit Medical Systems, Inc.*	30,420	565,508
Neogen Corp.*	10,950	618,894
NuVasive, Inc.*	11,780	637,416
Vascular Solutions, Inc.*	20,170	693,646
West Pharmaceutical Services, Inc. (a)	11,090	667,840

		12,458,278

Health Care Providers & Services 5.7%
Acadia Healthcare Co., Inc.*	28,290	1,766,994
Amsurg Corp.*	6,870	522,120
Centene Corp.*	17,790	1,170,760
Diplomat Pharmacy, Inc.* (a)	19,588	670,301

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
HealthEquity, Inc.*	21,360	$535,495
HealthSouth Corp.	21,085	733,969
Team Health Holdings, Inc.*	22,840	1,002,448
U.S. Physical Therapy, Inc.	11,015	591,285
VCA, Inc.*	27,320	1,502,600
WellCare Health Plans, Inc.*	10,210	798,524

		9,294,496

Health Care Technology 1.2%
Omnicell, Inc.*	33,800	1,050,504
Press Ganey Holdings, Inc.* (a)	11,110	350,520
Veeva Systems, Inc., Class A*	21,880	631,238

		2,032,262

Hotels, Restaurants & Leisure 5.5%
Bloomin’ Brands, Inc.	46,730	789,270
Brinker International, Inc. (a)	9,649	462,669
Buffalo Wild Wings, Inc.* (a)	7,741	1,235,851
Dave & Buster’s Entertainment, Inc.*	23,560	983,394
Del Frisco’s Restaurant Group, Inc.*	31,812	509,628
Dunkin’ Brands Group, Inc.	10,230	435,696
Jack in the Box, Inc.	4,240	325,250
La Quinta Holdings, Inc.*	45,493	619,160
Marriott Vacations Worldwide Corp. (a)	10,330	588,293
Papa John’s International, Inc.	15,980	892,803
Popeyes Louisiana Kitchen, Inc.* (a)	19,400	1,134,900
Wingstop, Inc.* (a)	27,460	626,363
Zoe’s Kitchen, Inc.* (a)	14,790	413,824

		9,017,101

Household Durables 0.7%
Taylor Morrison Home Corp., Class A* (a)	17,800	284,800
TopBuild Corp.*	13,240	407,395
WCI Communities, Inc.*	20,250	451,170

		1,143,365

Information Technology Services 4.1%
CACI International, Inc., Class A*	4,900	454,622
Cardtronics, Inc.* (a)	26,798	901,753
Cass Information Systems, Inc.	9,970	513,056
EPAM Systems, Inc.*	16,430	1,291,726
ExlService Holdings, Inc.*	17,848	801,911
Heartland Payment Systems, Inc.	14,895	1,412,344
MAXIMUS, Inc.	14,655	824,344
WEX, Inc.*	6,794	600,589

		6,800,345

Insurance 0.7%
AMERISAFE, Inc.	13,570	690,713
James River Group Holdings Ltd.	15,820	530,603

		1,221,316

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 0.4%
HSN, Inc.	13,990	$708,873

Internet Software & Services 4.4%
Benefitfocus, Inc.* (a)	13,890	505,457
comScore, Inc.* (a)	13,980	575,277
CoStar Group, Inc.*	9,040	1,868,478
Demandware, Inc.* (a)	4,500	242,865
Envestnet, Inc.*	23,228	693,356
Everyday Health, Inc.*	31,548	189,919
Five9, Inc.* (a)	45,342	394,475
j2 Global, Inc.	10,665	877,943
Marketo, Inc.*	9,827	282,133
Q2 Holdings, Inc.*	8,859	233,612
Shopify, Inc., Class A*	15,450	398,610
Textura Corp.* (a)	14,330	309,241
WebMD Health Corp.* (a)	12,695	613,169

		7,184,535

Leisure Products 0.5%
Arctic Cat, Inc. (a)	13,490	220,966
Vista Outdoor, Inc.*	13,068	581,657

		802,623

Life Sciences Tools & Services 1.4%
ICON PLC*	8,390	651,903
INC Research Holdings, Inc., Class A*	18,660	905,197
PAREXEL International Corp.*	11,975	815,737

		2,372,837

Machinery 1.8%
Altra Industrial Motion Corp.	18,341	459,992
Middleby Corp. (The)* (a)	13,090	1,412,019
Toro Co. (The)	9,675	706,952
Wabtec Corp. (a)	5,710	406,095

		2,985,058

Multiline Retail 0.9%
Burlington Stores, Inc.*	35,375	1,517,587

Oil, Gas & Consumable Fuels 1.3%
Diamondback Energy, Inc.* (a)	15,259	1,020,827
Matador Resources Co.* (a)	16,843	332,986
RSP Permian, Inc.* (a)	28,765	701,579

		2,055,392

Paper & Forest Products 0.3%
Boise Cascade Co.*	19,314	493,086

Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc.* (a)	22,530	548,606
Aratana Therapeutics, Inc.* (a)	32,310	180,290
BioDelivery Sciences International, Inc.* (a)	52,820	253,008
Depomed, Inc.* (a)	12,880	233,514
Intersect ENT, Inc.*	18,992	427,320

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Medicines Co. (The)* (a)	15,030	$561,220
Pacira Pharmaceuticals, Inc.* (a)	3,890	298,713
Relypsa, Inc.* (a)	20,922	592,929
XenoPort, Inc.* (a)	35,850	196,817

		3,292,417

Professional Services 2.2%
Exponent, Inc.	17,980	898,101
GP Strategies Corp.*	14,625	367,234
On Assignment, Inc.*	30,000	1,348,500
TransUnion*	18,380	506,737
WageWorks, Inc.*	9,760	442,811

		3,563,383

Real Estate Investment Trusts (REITs) 1.0%
CoreSite Realty Corp.	20,665	1,172,119
Sunstone Hotel Investors, Inc.	35,157	439,111

		1,611,230

Real Estate Management & Development 0.2%
Marcus & Millichap, Inc.*	13,190	384,357

Road & Rail 0.5%
Celadon Group, Inc.	19,086	188,761
Knight Transportation, Inc.	7,713	186,886
Marten Transport Ltd.	13,922	246,419
Swift Transportation Co.* (a)	16,536	228,527

		850,593

Semiconductors & Semiconductor Equipment 3.4%
Cavium, Inc.* (a)	21,230	1,395,023
Integrated Device Technology, Inc.*	26,834	707,076
Microsemi Corp.*	15,890	517,855
MKS Instruments, Inc.	16,630	598,680
Monolithic Power Systems, Inc.	28,040	1,786,429
SunEdison Semiconductor Ltd.*	13,400	105,056
SunPower Corp.* (a)	16,889	506,839

		5,616,958

Software 12.7%
Aspen Technology, Inc.* (a)	12,580	475,021
CyberArk Software Ltd.* (a)	5,530	249,624
Ellie Mae, Inc.* (a)	11,590	698,066
Fair Isaac Corp.	9,686	912,228
Fleetmatics Group PLC* (a)	12,151	617,149
Globant SA* (a)	26,880	1,008,269
Guidewire Software, Inc.*	30,050	1,807,808
HubSpot, Inc.*	35,503	1,999,174
Imperva, Inc.* (a)	7,040	445,702
Manhattan Associates, Inc.*	26,074	1,725,317
Paycom Software, Inc.* (a)	25,745	968,784
Paylocity Holding Corp.*	33,380	1,353,559
Proofpoint, Inc.*	24,380	1,584,944

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
PTC, Inc.*	12,496	$432,736
ServiceNow, Inc.*	9,080	785,965
Tableau Software, Inc., Class A*	5,430	511,615
Tyler Technologies, Inc.*	15,838	2,760,880
Ultimate Software Group, Inc. (The)*	9,640	1,884,716
Verint Systems, Inc.*	13,840	561,350

		20,782,907

Specialty Retail 2.3%
DSW, Inc., Class A (a)	25,063	598,003
Five Below, Inc.* (a)	20,341	652,946
Lithia Motors, Inc., Class A	12,700	1,354,709
Michaels Cos., Inc. (The)*	19,430	429,598
Monro Muffler Brake, Inc.	6,890	456,256
Party City Holdco, Inc.*	23,797	307,219

		3,798,731

Textiles, Apparel & Luxury Goods 3.1%
Columbia Sportswear Co.	8,320	405,683
G-III Apparel Group Ltd.*	33,250	1,471,645
Kate Spade & Co.* (a)	36,012	639,933
Oxford Industries, Inc.	7,893	503,731
Skechers U.S.A., Inc., Class A*	27,396	827,633
Steven Madden Ltd.* (a)	35,443	1,071,088
Vince Holding Corp.* (a)	32,666	149,611

		5,069,324

Thrifts & Mortgage Finance 0.9%
Essent Group Ltd.*	17,380	380,448
EverBank Financial Corp.	32,585	520,708
LendingTree, Inc.* (a)	2,520	224,986
MGIC Investment Corp.* (a)	48,215	425,738

		1,551,880

Trading Companies & Distributors 0.6%
Beacon Roofing Supply, Inc.*	9,720	400,270
Watsco, Inc.	4,280	501,316

		901,586

Total Common Stocks (cost $146,058,243)		159,737,655

Exchange Traded Fund 1.5%
Equity Fund 1.5%
iShares Russell 2000 Growth ETF (a)	17,470	2,435,492

Total Exchange Traded Fund (cost $2,475,608)		2,435,492

Repurchase Agreements 9.2%

	Principal Amount	Market Value

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $2,000,327, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 -03/31/22; total market value $2,040,001. (b)(c)(d)	$2,000,000	$2,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $6,116,610, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 -12/20/45; total market value $6,238,721. (b)(c)	6,116,393	6,116,393
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $2,030,533, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 -10/20/65; total market value $2,071,066. (b)(c)	$2,030,457	2,030,457
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $5,000,321, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 -07/20/61; total market value $5,100,000. (b)(c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $15,146,850)		15,146,850

Total Investments (cost $163,680,701) (e) — 107.9%		177,319,997
Liabilities in excess of other assets — (7.9%)		(13,012,172)

NET ASSETS — 100.0%		$164,307,825

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $27,767,698, which was collateralized by repurchase agreements with a value of $15,146,850 and $13,559,228 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 01/07/16- 11/15/45, a total market value of $28,706,078.

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund (Continued)

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $15,146,850.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	Illiquid security.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund
Assets:
Investments, at value* (cost $148,533,851)	$162,173,147
Repurchase agreements, at value (cost $15,146,850)	15,146,850

Total Investments, at value (total cost $163,680,701)	177,319,997

Cash	2,341,760
Dividends receivable	97,484
Security lending income receivable	13,621
Receivable for investments sold	441,957
Receivable for capital shares issued	78,972
Prepaid expenses	425

Total Assets	180,294,216

Liabilities:
Payable for investments purchased	581,637
Payable for capital shares redeemed	86,133
Payable upon return of securities loaned (Note 2)	15,146,850
Accrued expenses and other payables:
Investment advisory fees	118,177
Fund administration fees	10,328
Distribution fees	6,696
Administrative servicing fees	16,243
Accounting and transfer agent fees	220
Custodian fees	936
Compliance program costs (Note 3)	174
Professional fees	13,730
Printing fees	5,221
Other	46

Total Liabilities	15,986,391

Net Assets	$164,307,825

Represented by:
Capital	$116,371,772
Accumulated net realized gains from investments	34,296,757
Net unrealized appreciation/(depreciation) from investments	13,639,296

Net Assets	$164,307,825

Net Assets:
Class I Shares	$56,614,269
Class II Shares	31,340,169
Class Y Shares	76,353,387

Total	$164,307,825

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,083,446
Class II Shares	1,789,542
Class Y Shares	4,092,419

Total	8,965,407

*	Includes value of securities on loan of $27,767,698 (Note 2).

16

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.36
Class II Shares	$17.51
Class Y Shares	$18.66

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi-Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,213,242
Income from securities lending (Note 2)	150,706
Interest income	7,072
Foreign tax withholding	(304)

Total Income	1,370,716

EXPENSES:
Investment advisory fees	1,681,896
Fund administration fees	127,002
Distribution fees Class II Shares	76,052
Administrative servicing fees Class I Shares	82,399
Administrative servicing fees Class II Shares	45,031
Professional fees	29,718
Printing fees	19,543
Trustee fees	5,247
Custodian fees	7,018
Accounting and transfer agent fees	1,586
Compliance program costs (Note 3)	794
Other	8,816

Total expenses before fees waived	2,085,102

Investment advisory fees waived (Note 3)	(85,379)

Net Expenses	1,999,723

NET INVESTMENT LOSS	(629,007)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	35,431,973
Net change in unrealized appreciation/(depreciation) from investments	(27,865,878)

Net realized/unrealized gains from investments	7,566,095

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,937,088

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment loss	$(629,007)	$(866,970)
Net realized gains from investments	35,431,973	21,394,470
Net change in unrealized appreciation/(depreciation) from investments	(27,865,878)	(14,278,592)

Change in net assets resulting from operations	6,937,088	6,248,908

Distributions to Shareholders From:
Net realized gains:
Class I	(7,385,747)	(7,832,132)
Class II	(4,272,225)	(3,689,718)
Class Y	(10,001,031)	(19,806,689)

Change in net assets from shareholder distributions	(21,659,003)	(31,328,539)

Change in net assets from capital transactions	(52,755,132)	26,311,355

Change in net assets	(67,477,047)	1,231,724

Net Assets:
Beginning of year	231,784,872	230,553,148

End of year	$164,307,825	$231,784,872

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$15,348,127	$8,889,567
Proceeds from shares issued from class conversion	–	1,721,742
Dividends reinvested	7,385,747	7,832,132
Cost of shares redeemed	(15,469,688)	(15,830,905)

Total Class I Shares	7,264,186	2,612,536

Class II Shares
Proceeds from shares issued	13,371,462	5,869,835
Dividends reinvested	4,272,225	3,689,718
Cost of shares redeemed	(8,409,967)	(5,564,387)

Total Class II Shares	9,233,720	3,995,166

Class III Shares (a)
Proceeds from shares issued	–	452,227
Dividends reinvested	–	–
Cost of shares redeemed in class conversion	–	(1,721,742)
Cost of shares redeemed	–	(335,180)

Total Class III Shares	–	(1,604,695)

Class Y Shares
Proceeds from shares issued	3,432,399	13,224,350
Dividends reinvested	10,001,031	19,806,689
Cost of shares redeemed	(82,686,468)	(11,722,691)

Total Class Y Shares	(69,253,038)	21,308,348

Change in net assets from capital transactions	$(52,755,132)	$26,311,355

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

19

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
SHARE TRANSACTIONS:
Class I Shares
Issued	755,367	392,309
Issued in class conversion	–	78,325
Reinvested	392,441	393,772
Redeemed	(745,794)	(703,712)

Total Class I Shares	402,014	160,694

Class II Shares
Issued	656,656	272,705
Reinvested	237,875	192,675
Redeemed	(423,707)	(260,326)

Total Class II Shares	470,824	205,054

Class III Shares (a)
Issued	–	19,261
Reinvested	–	–
Redeemed in class conversion	–	(78,760)
Redeemed	–	(14,610)

Total Class III Shares	–	(74,109)

Class Y Shares
Issued	164,108	592,015
Reinvested	523,340	983,939
Redeemed	(3,606,658)	(514,345)

Total Class Y Shares	(2,919,210)	1,061,609

Total change in shares	(2,046,372)	1,353,248

Amounts designated as “– ” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$20.98	(0.08)	0.31	0.23	(2.85)	(2.85)	–	$18.36	0.76%		$56,614,269	1.09%	(0.40%	)	1.12%	69.99%
Year Ended December 31, 2014 (c)	$23.82	(0.10)	0.59	0.49	(3.33)	(3.33)	–	$20.98	2.81%		$56,243,955	1.08%	(0.46%	)	1.19%	68.80%
Year Ended December 31, 2013 (c)	$17.39	(0.12)	7.72	7.60	(1.17)	(1.17)	–	$23.82	44.29%		$60,034,897	1.11%	(0.60%	)	1.21%	119.53%
Year Ended December 31, 2012 (c)	$15.33	(0.07)	2.13	2.06	–	–	–	$17.39	13.44%		$47,434,273	1.16%	(0.44%	)	1.22%	82.85%
Year Ended December 31, 2011 (c)	$15.43	(0.14)	0.04	(0.10)	–	–	–	$15.33	(0.65%	)	$49,505,219	1.13%	(0.85%	)	1.16%	104.88%

Class II Shares
Year Ended December 31, 2015 (c)	$20.18	(0.13)	0.31	0.18	(2.85)	(2.85)	–	$17.51	0.53%		$31,340,169	1.34%	(0.67%	)	1.38%	69.99%
Year Ended December 31, 2014 (c)	$23.10	(0.15)	0.56	0.41	(3.33)	(3.33)	–	$20.18	2.54%		$26,617,418	1.33%	(0.71%	)	1.44%	68.80%
Year Ended December 31, 2013 (c)	$16.93	(0.17)	7.51	7.34	(1.17)	(1.17)	–	$23.10	43.95%		$25,728,995	1.36%	(0.85%	)	1.46%	119.53%
Year Ended December 31, 2012 (c)	$14.97	(0.11)	2.07	1.96	–	–	–	$16.93	13.09%		$18,638,352	1.41%	(0.69%	)	1.47%	82.85%
Year Ended December 31, 2011 (c)	$15.10	(0.17)	0.04	(0.13)	–	–	–	$14.97	(0.86%	)	$22,549,222	1.39%	(1.10%	)	1.42%	104.88%

Class Y Shares
Year Ended December 31, 2015 (c)	$21.24	(0.04)	0.31	0.27	(2.85)	(2.85)	–	$18.66	0.95%		$76,353,387	0.94%	(0.19%	)	0.99%	69.99%
Year Ended December 31, 2014 (c)	$24.04	(0.07)	0.60	0.53	(3.33)	(3.33)	–	$21.24	2.96%		$148,923,499	0.93%	(0.31%	)	1.04%	68.80%
Year Ended December 31, 2013 (c)	$17.51	(0.09)	7.79	7.70	(1.17)	(1.17)	–	$24.04	44.56%		$143,033,972	0.96%	(0.44%	)	1.06%	119.53%
Year Ended December 31, 2012 (c)	$15.42	(0.05)	2.14	2.09	–	–	–	$17.51	13.55%		$96,759,887	1.01%	(0.30%	)	1.07%	82.85%
Year Ended December 31, 2011 (c)	$15.50	(0.12)	0.04	(0.08)	–	–	–	$15.42	(0.52%	)	$100,833,847	1.04%	(0.74%	)	1.07%	104.88%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

23

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$159,737,655	$—	$—	$159,737,655
Exchange Traded Fund	2,435,492	—	—	2,435,492
Repurchase Agreements	—	15,146,850	—	15,146,850
Total	$162,173,147	$15,146,850	$—	$177,319,997

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $15,146,850, which was comprised of cash.

24

Notes to Financial Statements (Continued)

December 31, 2015

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%-1.75%, maturing 08/31/17-03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%-6.50%, maturing 05/20/22-12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%-9.50%, maturing 11/01/16-10/20/65; total market value $255,000,000.

25

Notes to Financial Statements (Continued)

December 31, 2015

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00% – 4.63%, maturing 02/01/29 – 07/20/61; total market value $204,000,000

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Goldman Sachs & Co.	6,116,393	—	6,116,393	(6,116,393)	—
Nomura Securities International, Inc.	2,030,457	—	2,030,457	(2,030,457)	—
Nomura Securities International, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Total	$15,146,850	$—	$15,146,850	$(15,146,850)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized

26

Notes to Financial Statements (Continued)

December 31, 2015

as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to reclassification of net operating loss and return of capital dividends. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated distributions in excess of net investment income	Accumulated net realized gains from investments
$(34,805)	$629,007	$(594,202)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

27

Notes to Financial Statements (Continued)

December 31, 2015

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Oppenheimer Funds, Inc.
Wellington Management Company, LLP

Effective May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.84%
$200 million and more	0.79%

Prior to May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.95%
$200 million and more	0.90%

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $85,379, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before voluntary fee waivers was 0.88%, and after voluntary fee waivers was 0.84%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.08% for all share classes until April 30, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless:

28

Notes to Financial Statements (Continued)

December 31, 2015

(i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2015, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $127,002 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $794.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $127,430.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.14% and 0.15% for Class I and Class II shares, respectively.

29

Notes to Financial Statements (Continued)

December 31, 2015

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $739.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $129,819,904 and sales of $203,005,505 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

30

Notes to Financial Statements (Continued)

December 31, 2015

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $1,751 of brokerage commissions.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$—	$21,659,003	$21,659,003	$—	$21,659,003

Amounts designated as “—” are zero or have been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$11,640,780	$19,687,759	$31,328,539	$—	$31,328,539

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

31

Notes to Financial Statements (Continued)

December 31, 2015

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,226,959	$32,507,712	$34,734,671	$—	$13,201,382	$47,936,053

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$164,118,615	$25,629,140	$(12,427,758)	$13,201,382

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

33

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

The Fund designates $129,477,167, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

34

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

35

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

36

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

37

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

39

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

40

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

41

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

42

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

43

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

44

Annual Report

December 31, 2015

NVIT Multi-Manager Small Company Fund

AR-MM-SCO 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager Small Company Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager Small Company Fund (Class I) registered -1.63% versus -4.41% for its benchmark, the Russell 2000® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 129 funds as of December 31, 2015) was -4.74% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by: Neuberger Berman Management LLC*; OppenheimerFunds, Inc.; Putnam Investment Management, LLC; and Morgan Stanley Investment Management Inc.

The following commentary is provided by Neuberger Berman Management LLC*

The U.S. stock market was volatile and was largely flat for the period from January 1, 2015 through December 9, 2015 (the “reporting period”*). The market was supported by continued economic growth in the U.S. However, the market experienced several bouts of investor risk aversion, some of which were triggered by moderating growth overseas, uncertainties regarding future monetary policy and geopolitical issues. The overall small-cap market, as measured by the Russell 2000 Index, declined 1.45% during the reporting period. Over this timeframe, higher quality/less cyclical/less speculative companies outperformed.

The Fund significantly outperformed the Russell 2000 Index during the reporting period. Strong stock selection drove the Fund’s outperformance, whereas sector allocation was a drag on results.

From a stock selection perspective, we benefited from our preference for higher quality, less cyclical and less speculative companies. These include organizations that have above average levels of profitability, are largely self-financing and have relatively low leverage. This resulted in positive relative results from all nine sectors in which the Fund invested during the reporting period. Materials, health care, industrials and consumer discretionary sectors were the largest contributors to relative performance. Examples of individual stocks that produced strong returns included Manhattan Associates, Inc.; Tyler Technologies, Inc.; and ICON plc. Manhattan Associates provides software solutions designed to enable the efficient movement of goods through the supply chain. The company reported solid results throughout the year and provided guidance on its third quarter 2015 conference call that implied continued momentum in its business. Tyler Technologies provides software and services for local governments throughout the U.S. The company recently announced solid earnings and a strategically significant acquisition which eliminates a competitor and expands its addressable market opportunity. ICON plc is a contract research organization providing pharmaceutical/biotechnology firms with various services in support of new drug development. The stock performed strongly in 2015 due to very strong earnings per share growth. This was driven by moderate revenue growth levered strongly by margin expansion, and less so by share repurchases.

A number of individual holdings were negative for performance due to company-specific issues. These would include Polaris Industries Inc., CLARCOR Inc. and Altisource Asset Management Corp. Polaris Industries designs and manufactures off-road vehicles, including all-terrain vehicles and side-by-side vehicles, for recreational and utility purposes. While the company has delivered strong results in recent years, they stumbled in 2015 due to both self-inflicted (operational missteps) and external (aggressive competition) issues. The stock performed poorly during the last three months of the year and earnings are expected to be down meaningfully in the fourth quarter and up only modestly in 2015. CLARCOR is a leading

*	As of December 9, 2015, Neuberger Berman Management LLC no longer serves as a subadviser to the Fund.

4

Fund Commentary (con’t.)	NVIT Multi-Manager Small Company Fund

manufacturer of filtration products and services for diversified end markets, with 80% of sales from recurring aftermarket business. Its shares underperformed in 2015 due to soft end markets, given knock-on effects from lower commodity prices, foreign exchange drags and slower international markets, including China. Altisource Asset Management Corp. provides asset management and corporate governance services to Altisource Residential Corp. The company was impacted by ongoing restructuring at Altisource Residential Corp. and we exited the position during the reporting period.

Sector allocation detracted from performance during the reporting period. A significant part of this was due to our lack of exposure to biotechnology companies and an overweight to industrials. We typically do not invest in biotechnology companies, as they are most often speculative in nature, non-earners with low levels of profitability. On the upside, overweights to the information technology, consumer staples and consumer discretionary sectors contributed to performance.

Looking ahead, we anticipate additional periods of elevated market volatility. While global growth has decelerated, the U.S. economy remains on relatively solid footing. Smaller-cap companies tend to be less exposed to foreign economies than their larger-cap/multinational counterparts. We believe investors will again gravitate to higher quality businesses, given the many uncertainties around the world which could temper investor risk appetite. Furthermore, lower quality/higher leveraged companies could experience headwinds from higher borrowing costs, some of which have already occurred in the marketplace as corporate spreads have widened. We believe this environment aligns favorably with our investment approach. Our cautious overall optimism is buoyed by the quality of and company-specific long-term prospects for the sleeve’s holdings. Bottom-up analysis, coupled with a long-term perspective, has always been the foundation of our investment process.

Portfolio Managers: Robert D’Alelio, Michael L. Bowyer, Brett Reiner, Gregory G. Spiegel and Judith M. Vale

The following commentary is provided by OppenheimerFunds, Inc.

The sleeve outperformed the benchmark in seven out of ten sectors during the reporting period, led by stock selection in the information technology and financials sectors and an underweight position in the materials sector. Detractors from relative performance on a sector basis included weaker relative stock selection in the health care and consumer staples sectors. Consumer discretionary was also a detractor.

2015 will go down as a year in which volatility returned to the financial markets following a multi-year hiatus. A strong dollar impaired the competitiveness of many American companies and proved to be a drag on corporate earnings. U.S. equities once again outperformed their counterparts in other countries, though with tempered results and only after a market correction in August that tested investors’ nerves. Interest rates globally remained low, even as investors spent most of the year contemplating the first U.S. interest-rate hike by the Federal Reserve (the “Fed”) in almost a decade. The Fed did not raise interest rates until late in the year at its December 16 meeting, when the benchmark federal funds rate was raised by 0.25%.

Top individual contributors to performance this reporting period included information technology stocks Tyler Technologies, Inc. and Proofpoint, Inc. as well as health care stocks DexCom, Inc. and Ultragenyx Pharmaceutical Inc. Tyler Technologies, a provider of information management solutions and services for local governments, reported strong second quarter results with revenue and earnings per share (EPS) above consensus estimates and raised full year 2015 guidance. Tyler’s defensive characteristics held up well during the global economic uncertainty rattling the market during the reporting period. Proofpoint provides security for e-mails, instant messages and other communications. Shares of the company rallied after reporting strong quarterly earnings results in October 2015. DexCom, a medical device company focused on diabetes, reported strong first quarter growth in new patients and received approval of a new product that can potentially

5

Fund Commentary (con’t.)	NVIT Multi-Manager Small Company Fund

help it maintain above-average revenue growth in the near future. Ultragenyx Pharmaceutical Inc., a clinical stage biotechnology company developing treatments for rare and ultra-rare diseases, had a strong reporting period. The company reported positive clinical data for one of the drugs in its pipeline that treats a rare blood disorder.

Top detractors from performance this period included health care stocks Tetraphase Pharmaceuticals, Inc. and Spectranetics Corp. Also detracting from performance were XPO Logistics, Inc. (Industrials) and Fiesta Restaurant Group, Inc. (Consumer Discretionary). Tetraphase Pharmaceuticals, an emerging biopharmaceutical company that is developing antibiotics for complex infections, reported disappointing Phase 3 data for their lead drug, which caused a dramatic decline in the stock. Given the unclear path forward for this drug, we decided to exit our position. Spectranetics, a leader in laser-based lead management and vascular interventions, reported disappointing first quarter results due to the delay of some product shipments and new competition in one of its product segments, causing management to lower 2015 guidance. We reduced our position. XPO Logistics is a provider of transportation logistics services and a provider of engineered, technology-enabled contract logistics. Fiesta Restaurant Group operates and franchises the Taco Cabana and Pollo Tropical brands. We exited our positions in both XPO Logistics and Fiesta Restaurant Group during the reporting period.

At period end, the sleeve had its largest overweight positions relative to the benchmarking information technology and financials and its most significant underweight positions in health care, consumer staples and materials. The sleeve held no stocks in telecommunication services or utilities at period end.

Portfolio Managers: Ash Shah, CFA, CPA; and Ronald J. Zibelli Jr., CFA

The following commentary is provided by Putnam Investment Management, LLC

U.S. Small Cap Value stocks generated negative returns over the course of 2015, with the Russell 2000 Value Index falling by 7.47%. During this period, the sleeve outperformed its benchmark, driven by positive stock selection effects. Sector allocation effects, a residual of the investment process, weighed on results. Transactional cash held within the sleeve added value in a difficult year in the equity markets.

Results from the financials, consumer cyclicals, and energy sectors added the most value. Out-of-benchmark positions in StanCorp Financial Group, Inc. and Bofi Holding, Inc. as well as overweight positions in Walker & Dunlop, Inc. and Franklin Financial Network, Inc. contributed most to performance within the financials sector. Within the consumer cyclical sector, out-of-benchmark positions in Smith & Wesson Holding Corp., Installed Building Products, Inc. and PGT, Inc. as well as an overweight position in Remy Holdings, Inc. added the most value. Positive stock selection effects led by an out-of-benchmark position in PBF Energy Inc. and lack of exposure to Helix Energy Solutions Group, Inc. and Bristow Group Inc. overcame the negative effects of an underweight allocation to the energy sector.

Results from the basic materials, health care, and utilities sectors detracted most from performance. Negative stock selection effects, particularly overweight positions in Horsehead Holding Corp. and Olin Corp. as well as out-of-benchmark positions in Ferroglobe PLC and The Chemours Co., exacerbated the negative effects of an overweight allocation to the basic materials sector. Within the health care sector, negative stock selection effects led by out-of-benchmark positions in Pernix Therapeutics Holdings, Inc.; Everyday Health, Inc.; and Lantheus Holdings, Inc. detracted most from performance, exacerbating the negative effects of an underweight allocation to the sector. Overweight positions in The Empire District Electric Co. and Dynegy Inc. as well as lack of exposure to Piedmont Natural Gas Co., Inc. weighed most on performance within the utilities sector.

6

Fund Commentary (con’t.)	NVIT Multi-Manager Small Company Fund

Portfolio Manager: Eric N. Harthun

The following commentary is provided by Morgan Stanley Investment Management Inc.

During the reporting period, the Morgan Stanley Investment Management Inc. allocation consisted of only one holding, a private placement in GLAM Media Inc. This position did not have a meaningful contribution to the sleeve.

Portfolio Managers: Sam Chainani, David Cohen, Dennis Lynch, Armistead Nash, Alexander Norton and Jason Yeung

The Fund is subject to the risks of investing in equity securities (including small companies). The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund uses both a growth style and a value style of investing, and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Multi-Manager Small Company Fund

Asset Allocation†

Common Stocks	95.8%
Repurchase Agreements	3.5%
Exchange Traded Fund	0.8%
Corporate Bonds††	0.0%
Preferred Stocks††	0.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Industries†

Banks	14.0%
Software	6.8%
Real Estate Investment Trusts (REITs)	5.9%
Insurance	5.6%
Health Care Equipment & Supplies	4.3%
Health Care Providers & Services	3.9%
Semiconductors & Semiconductor Equipment	3.1%
Thrifts & Mortgage Finance	3.1%
Communications Equipment	3.0%
Aerospace & Defense	2.6%
Other Industries*	47.7%
100.0%

Top Holdings†††

Western Alliance Bancorp	1.0%
iShares Russell 2000 Value ETF	0.8%
Bright Horizons Family Solutions, Inc.	0.7%
Ultimate Software Group, Inc. (The)	0.7%
CoStar Group, Inc.	0.7%
Monolithic Power Systems, Inc.	0.7%
EMCOR Group, Inc.	0.7%
Integra LifeSciences Holdings Corp.	0.7%
Guidewire Software, Inc.	0.7%
EPR Properties	0.7%
Other Holdings*	92.6%
100.0%

Top Countries†††

United States	92.1%
Bermuda	1.0%
Israel	0.5%
Luxembourg	0.5%
United Kingdom	0.4%
Switzerland	0.4%
Ireland	0.4%
Netherlands	0.3%
Canada	0.3%
Puerto Rico	0.2%
Other Countries*	3.9%
100.0%

Objective

The Fund seeks long-term growth of capital.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -1.63%, outperforming the benchmark by 2.78% and the Lipper peer category median by 3.11%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Multi-Manager Small Company Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	(1.63)%	8.80%	6.17%
Class II	(1.89)%	8.52%	5.91%
Class IV2	(1.63)%	8.80%	6.17%
Class Y2	(1.53)%	8.95%	6.29%
Russell 2000® Index	(4.41)%	9.19%	6.80%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class IV and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares.

Expense Ratios

Expense Ratio^
Class I	1.24%
Class II	1.49%
Class IV	1.24%
Class Y	1.09%

^	Current effective prospectus dated April 30, 2015 (as revised December 10, 2015). The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

9

Fund Performance (con’t.)	NVIT Multi-Manager Small Company Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Company Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	930.10	5.25	1.08
	Hypothetical	(a)(b)	1,000.00	1,019.76	5.50	1.08
Class II Shares	Actual	(a)	1,000.00	929.00	6.47	1.33
	Hypothetical	(a)(b)	1,000.00	1,018.50	6.77	1.33
Class IV Shares	Actual	(a)	1,000.00	930.50	5.26	1.08
	Hypothetical	(a)(b)	1,000.00	1,019.76	5.50	1.08
Class Y Shares	Actual	(a)	1,000.00	930.80	4.53	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.52	4.74	0.93

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2015

NVIT Multi-Manager Small Company Fund

Common Stocks 95.8%

	Shares	Market Value

AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1* (a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG* (a)	103,675	0

BERMUDA 1.0%
Insurance 1.0%
Argo Group International Holdings Ltd.	29,131	1,743,199
Endurance Specialty Holdings Ltd.	12,221	782,022
Maiden Holdings Ltd. (b)	67,244	1,002,608
Validus Holdings Ltd.	21,382	989,773

		4,517,602

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.* (a)	94,500	0

		4,517,602

CANADA 0.3%
Beverages 0.1%
Cott Corp.	67,969	746,979

Internet Software & Services 0.2%
Shopify, Inc., Class A*	25,402	655,372

		1,402,351

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	3

GREECE 0.2%
Oil, Gas & Consumable Fuels 0.2%
Aegean Marine Petroleum Network, Inc.	85,459	714,437
Navios Maritime Acquisition Corp.	25,602	77,062

		791,499

IRELAND 0.4%
Life Sciences Tools & Services 0.3%
ICON PLC*	13,606	1,057,186

Oil, Gas & Consumable Fuels 0.1%
Ardmore Shipping Corp.	38,280	486,922

		1,544,108

ISRAEL 0.5%
Building Products 0.1%
Caesarstone Sdot-Yam Ltd.* (b)	11,711	507,555

Electronic Equipment, Instruments & Components 0.1%
SuperCom Ltd.* (b)	70,735	369,237

Semiconductors & Semiconductor Equipment 0.2%
Tower Semiconductor Ltd.* (b)	69,193	972,853

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Software 0.1%
CyberArk Software Ltd.* (b)	9,499	$428,785

		2,278,430

LUXEMBOURG 0.5%
Chemicals 0.1%
Orion Engineered Carbons SA	36,072	454,507

Software 0.4%
Globant SA* (b)	43,728	1,640,237

		2,094,744

MONACO 0.2%
Oil, Gas & Consumable Fuels 0.2%
Scorpio Tankers, Inc.	107,032	858,397

NETHERLANDS 0.3%
Energy Equipment & Services 0.2%
Core Laboratories NV	6,080	661,139

Software 0.1%
AVG Technologies NV*	38,148	764,868

		1,426,007

PUERTO RICO 0.2%
Banks 0.2%
OFG Bancorp	67,219	492,043
Popular, Inc.	18,355	520,181

		1,012,224

SINGAPORE 0.0%†
Semiconductors & Semiconductor Equipment 0.0%†
Kulicke & Soffa Industries, Inc.*	13,951	162,808

SWITZERLAND 0.4%
Insurance 0.2%
Allied World Assurance Co. Holdings AG	25,505	948,530

Technology Hardware, Storage & Peripherals 0.2%
Logitech International SA REG (b)	49,179	741,128

		1,689,658

UNITED KINGDOM 0.4%
Capital Markets 0.2%
OM Asset Management PLC (b)	44,808	686,906

Information Technology Services 0.1%
Travelport Worldwide Ltd.	36,400	469,560

Metals & Mining 0.1%
Ferroglobe PLC	50,418	541,994

		1,698,460

UNITED STATES 91.4%
Aerospace & Defense 2.6%
Aerovironment, Inc.*	41,130	1,212,101

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Aerospace & Defense (continued)
BWX Technologies, Inc.	7,346	$233,382
Curtiss-Wright Corp.	31,147	2,133,570
Engility Holdings, Inc.	27,394	889,757
Esterline Technologies Corp.*	22,914	1,856,034
Moog, Inc., Class A*	30,065	1,821,939
Teledyne Technologies, Inc.*	22,142	1,963,995
Triumph Group, Inc.	9,884	392,889
Vectrus, Inc.*	34,974	730,607

		11,234,274

Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.*	13,283	549,119
Hub Group, Inc., Class A*	20,427	673,070
Park-Ohio Holdings Corp.	14,473	532,317

		1,754,506

Airlines 0.5%
Allegiant Travel Co.	8,807	1,478,079
SkyWest, Inc.	34,360	653,527

		2,131,606

Auto Components 1.6%
Cooper-Standard Holding, Inc.*	21,515	1,669,348
Federal-Mogul Holdings Corp.*	76,491	523,963
Goodyear Tire & Rubber Co. (The)	33,180	1,083,991
Modine Manufacturing Co.*	77,351	700,027
Spartan Motors, Inc.	28,387	88,284
Standard Motor Products, Inc.	37,242	1,417,058
Stoneridge, Inc.*	73,064	1,081,347
Tower International, Inc.	19,187	548,173

		7,112,191

Banks 13.8%
Ameris Bancorp	25,820	877,622
Banc of California, Inc.	59,389	868,267
BancFirst Corp.	11,530	675,889
Bank of the Ozarks, Inc.	28,026	1,386,166
BBCN Bancorp, Inc.	62,910	1,083,310
Berkshire Hills Bancorp, Inc.	88,697	2,581,969
BNC Bancorp	28,928	734,193
BOK Financial Corp.	8,335	498,350
Central Pacific Financial Corp.	46,181	1,016,906
Chemical Financial Corp.	33,744	1,156,407
Eagle Bancorp, Inc.*	6,229	314,378
East West Bancorp, Inc.	6,604	274,462
FCB Financial Holdings, Inc., Class A*	45,206	1,617,923
First Busey Corp.	29,580	610,235
First Business Financial Services, Inc.	11,562	289,166
First Connecticut Bancorp, Inc.	24,263	422,419
First Financial Bancorp	90,153	1,629,065
First Merchants Corp.	29,875	759,423
First Midwest Bancorp, Inc.	94,328	1,738,465
FirstMerit Corp.	113,221	2,111,572

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Banks (continued)
Franklin Financial Network, Inc.*	28,013	$879,048
Fulton Financial Corp.	187,985	2,445,685
Great Western Bancorp, Inc.	84,311	2,446,705
Hanmi Financial Corp.	33,003	782,831
Huntington Bancshares, Inc.	67,138	742,546
IBERIABANK Corp.	33,758	1,859,053
Investors Bancorp, Inc.	193,575	2,408,073
Lakeland Financial Corp.	15,074	702,750
National Bank Holdings Corp., Class A	74,692	1,596,168
Old National Bancorp	193,747	2,627,208
Pacific Premier Bancorp, Inc.*	37,075	787,844
Pinnacle Financial Partners, Inc.	18,528	951,598
PrivateBancorp, Inc.	21,883	897,641
ServisFirst Bancshares, Inc.	9,978	474,254
Signature Bank*	12,168	1,866,206
Simmons First National Corp., Class A	10,731	551,144
Southside Bancshares, Inc.	25,664	616,449
Sterling Bancorp	35,305	572,647
Stonegate Bank	16,217	532,891
Talmer Bancorp, Inc., Class A	93,938	1,701,217
TCF Financial Corp.	21,616	305,218
Towne Bank	16,764	349,865
TriCo Bancshares	38,485	1,056,028
TriState Capital Holdings, Inc.*	64,543	902,957
Webster Financial Corp.	57,457	2,136,826
WesBanco, Inc.	74,627	2,240,303
Western Alliance Bancorp*	124,640	4,469,589
Wintrust Financial Corp.	15,588	756,330
Yadkin Financial Corp.	28,694	722,228

		59,027,489

Biotechnology 1.4%
ACADIA Pharmaceuticals, Inc.*	8,817	314,326
Dyax Corp.*	22,054	829,671
Eagle Pharmaceuticals, Inc.* (b)	13,103	1,161,844
Emergent BioSolutions, Inc.*	18,059	722,541
Neurocrine Biosciences, Inc.*	14,458	817,889
Repligen Corp.*	30,515	863,269
Rigel Pharmaceuticals, Inc.*	100,269	303,815
Ultragenyx Pharmaceutical, Inc.*	8,455	948,482

		5,961,837

Building Products 2.2%
A.O. Smith Corp.	38,030	2,913,479
American Woodmark Corp.*	7,900	631,842
Apogee Enterprises, Inc. (b)	23,891	1,039,497
Continental Building Products, Inc.*	43,923	766,896
Lennox International, Inc.	16,573	2,069,968
Masonite International Corp.*	16,410	1,004,784
NCI Building Systems, Inc.*	39,720	492,925
PGT, Inc.*	67,731	771,456

		9,690,847

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Capital Markets 1.7%
BlackRock Capital Investment Corp. (b)	70,903	$666,488
E*TRADE Financial Corp.*	4,664	138,241
Hercules Technology Growth Capital, Inc.	57,455	700,376
HFF, Inc., Class A	17,919	556,743
INTL. FCStone, Inc.*	25,328	847,476
KCG Holdings, Inc., Class A*	64,845	798,243
Legg Mason, Inc.	4,980	195,365
Raymond James Financial, Inc.	14,118	818,421
Solar Capital Ltd.	40,149	659,648
TCP Capital Corp. (b)	51,179	712,923
TICC Capital Corp.	51,105	310,718
TriplePoint Venture Growth BDC Corp.	64,066	766,229
WisdomTree Investments, Inc. (b)	19,809	310,605

		7,481,476

Chemicals 1.3%
American Vanguard Corp.	55,437	776,672
Cabot Corp.	3,755	153,504
Ferro Corp.*	65,826	731,985
Kraton Performance Polymers, Inc.*	92,654	1,538,984
Minerals Technologies, Inc.	12,178	558,483
Olin Corp.	28,102	485,041
OMNOVA Solutions, Inc.*	45,941	281,618
Stepan Co.	21,654	1,075,987

		5,602,274

Commercial Services & Supplies 1.2%
ARC Document Solutions, Inc.*	94,106	415,949
Deluxe Corp.	15,170	827,371
Ennis, Inc.	31,167	599,965
Healthcare Services Group, Inc.	17,633	614,863
InnerWorkings, Inc.*	52,428	393,210
Knoll, Inc.	35,481	667,043
Mobile Mini, Inc. (b)	23,023	716,705
Pitney Bowes, Inc.	28,810	594,927
Quad/Graphics, Inc.	58,537	544,394

		5,374,427

Communications Equipment 3.0%
ADTRAN, Inc.	97,746	1,683,186
Brocade Communications Systems, Inc.	27,225	249,926
Calix, Inc.*	114,015	897,298
EMCORE Corp.*	19,500	119,535
Extreme Networks, Inc.*	252,710	1,031,057
Finisar Corp.*	116,103	1,688,137
Harmonic, Inc.*	171,094	696,353
Ixia*	20,316	252,528
NETGEAR, Inc.*	39,282	1,646,309
Novatel Wireless, Inc.* (b)	43,876	73,273
Oclaro, Inc.*	162,466	565,382
Polycom, Inc.*	140,449	1,768,252
ShoreTel, Inc.*	101,067	894,443
Sonus Networks, Inc.*	118,737	846,595

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Communications Equipment (continued)
Viavi Solutions, Inc.*	68,390	$416,495

		12,828,769

Construction & Engineering 1.3%
Dycom Industries, Inc.* (b)	5,140	359,594
EMCOR Group, Inc.	61,627	2,960,561
Granite Construction, Inc.	16,700	716,597
KBR, Inc.	12,712	215,087
MasTec, Inc.* (b)	44,220	768,544
Northwest Pipe Co.*	27,007	302,208
Orion Marine Group, Inc.*	56,322	234,863

		5,557,454

Construction Materials 0.4%
Headwaters, Inc.*	49,066	827,743
US Concrete, Inc.*	16,987	894,536

		1,722,279

Consumer Finance 0.3%
Encore Capital Group, Inc.* (b)	25,127	730,693
PRA Group, Inc.* (b)	14,878	516,118

		1,246,811

Containers & Packaging 0.6%
AptarGroup, Inc.	6,144	446,362
Berry Plastics Group, Inc.*	38,845	1,405,411
Crown Holdings, Inc.*	11,468	581,428

		2,433,201

Distributors 0.2%
Core-Mark Holding Co., Inc.	9,282	760,567
VOXX International Corp.*	46,925	246,826

		1,007,393

Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.*	48,386	3,232,185
Carriage Services, Inc.	29,754	717,071

		3,949,256

Diversified Financial Services 0.5%
MarketAxess Holdings, Inc.	21,131	2,358,008

Electric Utilities 1.9%
ALLETE, Inc. (b)	15,468	786,238
IDACORP, Inc.	23,674	1,609,832
PNM Resources, Inc.	94,735	2,896,050
Portland General Electric Co.	78,936	2,870,902

		8,163,022

Electrical Equipment 0.3%
General Cable Corp.	54,433	731,035
Powell Industries, Inc.	20,193	525,624

		1,256,659

Electronic Equipment, Instruments & Components 1.5%
Avnet, Inc.	12,951	554,821

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc.*	79,396	$1,641,115
ePlus, Inc.*	10,829	1,009,913
Ingram Micro, Inc., Class A	26,190	795,652
Kemet Corp.*	67,599	160,210
Neonode, Inc.* (b)	133,721	338,314
Newport Corp.*	47,704	757,062
SYNNEX Corp. (b)	6,199	557,476
TTM Technologies, Inc.*	104,617	681,057
Vishay Precision Group, Inc.*	16,291	184,414

		6,680,034

Energy Equipment & Services 0.7%
Gulf Island Fabrication, Inc.	34,575	361,655
Independence Contract Drilling, Inc.* (b)	40,604	205,050
ION Geophysical Corp.*	106,056	53,357
Key Energy Services, Inc.* (b)	168,778	81,368
Matrix Service Co.*	93,966	1,930,061
Patterson-UTI Energy, Inc.	35,305	532,399
Tidewater, Inc. (b)	9,778	68,055

		3,231,945

Food & Staples Retailing 0.1%
SpartanNash Co.	29,390	636,000

Food Products 1.0%
B&G Foods, Inc. (b)	7,439	260,514
Fresh Del Monte Produce, Inc.	41,291	1,605,393
J&J Snack Foods Corp.	7,674	895,326
Sanderson Farms, Inc. (b)	9,505	736,828
Snyder’s-Lance, Inc.	28,452	975,904

		4,473,965

Gas Utilities 0.6%
South Jersey Industries, Inc.	79,270	1,864,431
Southwest Gas Corp.	13,959	769,978

		2,634,409

Health Care Equipment & Supplies 4.3%
ABIOMED, Inc.* (b)	7,063	637,648
Alere, Inc.*	14,936	583,848
AngioDynamics, Inc.*	63,332	768,850
Cantel Medical Corp.	26,005	1,615,951
Derma Sciences, Inc.*	22,139	101,175
DexCom, Inc.*	32,030	2,623,257
Exactech, Inc.*	22,269	404,182
Haemonetics Corp.*	51,358	1,655,782
Inogen, Inc.*	21,836	875,405
Integra LifeSciences Holdings Corp.*	43,670	2,959,953
Invacare Corp.	61,741	1,073,676
K2M Group Holdings, Inc.*	43,404	856,795
Lantheus Holdings, Inc.*	86,025	290,765
Merit Medical Systems, Inc.*	50,746	943,368
Neogen Corp.*	17,782	1,005,039
NuVasive, Inc.*	19,129	1,035,070

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Penumbra, Inc.* (b)	842	$45,308
West Pharmaceutical Services, Inc. (b)	18,047	1,086,790

		18,562,862

Health Care Providers & Services 3.9%
Acadia Healthcare Co., Inc.*	33,284	2,078,919
Air Methods Corp.* (b)	19,955	836,713
Amsurg Corp.*	11,193	850,668
Centene Corp.*	28,990	1,907,832
Diplomat Pharmacy, Inc.* (b)	31,748	1,086,417
Ensign Group, Inc. (The)	44,780	1,013,371
Five Star Quality Care, Inc.*	100,986	321,135
HealthEquity, Inc.* (b)	34,650	868,676
Magellan Health, Inc.*	33,064	2,038,726
Owens & Minor, Inc.	53,575	1,927,629
Team Health Holdings, Inc.*	15,590	684,245
Universal American Corp.	89,502	626,514
VCA, Inc.*	44,538	2,449,589

		16,690,434

Health Care Technology 0.6%
Allscripts Healthcare Solutions, Inc.*	12,966	199,417
Omnicell, Inc.*	23,517	730,908
Press Ganey Holdings, Inc.* (b)	18,247	575,693
Veeva Systems, Inc., Class A* (b)	35,578	1,026,426

		2,532,444

Hotels, Restaurants & Leisure 2.4%
Aramark	8,243	265,837
Buffalo Wild Wings, Inc.* (b)	8,715	1,391,350
ClubCorp Holdings, Inc.	38,316	700,033
Dave & Buster’s Entertainment, Inc.*	38,385	1,602,189
Jack in the Box, Inc.	6,901	529,376
Papa John’s International, Inc.	25,995	1,452,341
Penn National Gaming, Inc.*	83,091	1,331,118
Popeyes Louisiana Kitchen, Inc.* (b)	31,853	1,863,400
Wingstop, Inc.* (b)	15,221	347,191
Zoe’s Kitchen, Inc.* (b)	24,657	689,903

		10,172,738

Household Durables 0.6%
Century Communities, Inc.*	39,437	698,429
WCI Communities, Inc.*	86,932	1,936,845

		2,635,274

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc.*	29,519	395,555

Information Technology Services 1.2%
Computer Task Group, Inc.	14,930	98,837
Convergys Corp.	39,676	987,536
Datalink Corp.*	44,532	302,818
EPAM Systems, Inc.*	11,554	908,375
Everi Holdings, Inc.*	118,314	519,398
Heartland Payment Systems, Inc.	8,645	819,719

15

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Information Technology Services (continued)
Perficient, Inc.*	53,903	$922,819
Unisys Corp.*	39,247	433,679

		4,993,181

Insurance 4.5%
Alleghany Corp.*	1,308	625,132
American Financial Group, Inc.	14,589	1,051,575
AMERISAFE, Inc.	46,873	2,385,836
Assurant, Inc.	4,770	384,176
CNO Financial Group, Inc.	118,315	2,258,633
Donegal Group, Inc., Class A	1,569	22,092
EMC Insurance Group, Inc.	11,361	287,433
Employers Holdings, Inc.	51,769	1,413,294
Hallmark Financial Services, Inc.*	17,069	199,537
Hanover Insurance Group, Inc. (The)	13,992	1,138,109
Infinity Property & Casualty Corp.	6,300	518,049
National General Holdings Corp.	41,149	899,517
Navigators Group, Inc. (The)*	18,818	1,614,396
Old Republic International Corp.	16,747	311,997
Patriot National, Inc.* (b)	3,183	21,358
Reinsurance Group of America, Inc.	28,360	2,426,199
StanCorp Financial Group, Inc.	4,605	524,417
Stewart Information Services Corp.	40,031	1,494,357
Torchmark Corp.	7,832	447,677
United Fire Group, Inc.	27,382	1,049,004

		19,072,788

Internet & Catalog Retail 0.2%
FTD Cos., Inc.*	30,641	801,875

Internet Software & Services 2.0%
Benefitfocus, Inc.* (b)	22,597	822,305
CoStar Group, Inc.*	14,717	3,041,856
Everyday Health, Inc.*	89,976	541,656
GTT Communications, Inc.* (b)	33,238	567,040
j2 Global, Inc.	10,745	884,527
Limelight Networks, Inc.*	111,410	162,659
Marin Software, Inc.*	41,779	149,569
Monster Worldwide, Inc.* (b)	133,156	762,984
QuinStreet, Inc.*	80,489	345,298
RetailMeNot, Inc.*	70,379	698,160
Web.com Group, Inc.*	38,670	773,787

		8,749,841

Leisure Products 0.6%
Brunswick Corp.	3,037	153,399
Callaway Golf Co.	162,444	1,530,222
Johnson Outdoors, Inc., Class A	7,528	164,788
Smith & Wesson Holding Corp.*	32,568	715,845

		2,564,254

Life Sciences Tools & Services 0.9%
INC Research Holdings, Inc., Class A*	30,215	1,465,730
Luminex Corp.*	74,801	1,599,992

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Life Sciences Tools & Services (continued)
Quintiles Transnational Holdings, Inc.*	3,625	$248,893
VWR Corp.*	13,067	369,927

		3,684,542

Machinery 1.4%
Briggs & Stratton Corp.	46,877	810,972
FreightCar America, Inc.	22,344	434,144
Hyster-Yale Materials Handling, Inc.	20,413	1,070,662
ITT Corp.	4,195	152,362
LB Foster Co., Class A	13,633	186,227
Middleby Corp. (The)* (b)	21,495	2,318,665
SPX Corp.	26,917	251,136
Wabtec Corp. (b)	9,829	699,038
Xylem, Inc.	5,715	208,598

		6,131,804

Media 1.6%
A H Belo Corp., Class A	19,476	97,380
Live Nation Entertainment, Inc.*	22,789	559,926
Madison Square Garden Co. (The), Class A*	1,869	302,404
MDC Partners, Inc., Class A	38,346	832,875
MSG Networks, Inc., Class A*	5,609	116,667
New York Times Co. (The), Class A	129,482	1,737,648
Scholastic Corp.	40,732	1,570,626
Time, Inc.	112,621	1,764,772

		6,982,298

Metals & Mining 0.4%
Commercial Metals Co.	126,207	1,727,773
Synalloy Corp.	14,370	98,866

		1,826,639

Multiline Retail 0.2%
Burlington Stores, Inc.*	23,259	997,811

Multi-Utilities 0.3%
Avista Corp.	40,588	1,435,598

Oil, Gas & Consumable Fuels 1.6%
Bill Barrett Corp.* (b)	24,854	97,676
Callon Petroleum Co.*	65,526	546,487
Diamondback Energy, Inc.* (b)	24,786	1,658,184
Energen Corp.	11,569	474,213
EP Energy Corp., Class A* (b)	43,864	192,124
Gulfport Energy Corp.*	20,241	497,321
Matador Resources Co.* (b)	27,269	539,108
Memorial Resource Development Corp.*	41,092	663,636
Par Pacific Holdings, Inc.*	8,863	208,635
PBF Energy, Inc., Class A	29,352	1,080,448
Ring Energy, Inc.*	45,288	319,280
SM Energy Co. (b)	9,690	190,505
World Fuel Services Corp.	9,836	378,293

		6,845,910

16

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Pharmaceuticals 0.4%
Depomed, Inc.* (b)	17,940	$325,252
Lannett Co., Inc.* (b)	19,800	794,376
Pacira Pharmaceuticals, Inc.*	6,330	486,081
POZEN, Inc.*	26,863	183,474

		1,789,183

Professional Services 1.3%
CDI Corp.	42,361	286,360
CRA International, Inc.*	12,758	237,937
Heidrick & Struggles International, Inc.	35,956	978,722
Kelly Services, Inc., Class A	45,211	730,158
Kforce, Inc.	20,663	522,361
ManpowerGroup, Inc.	3,498	294,846
On Assignment, Inc.*	38,145	1,714,618
TransUnion*	29,523	813,949

		5,578,951

Real Estate Investment Trusts (REITs) 5.9%
American Assets Trust, Inc.	17,694	678,565
Brandywine Realty Trust	17,189	234,802
CBL & Associates Properties, Inc.	37,135	459,360
Cherry Hill Mortgage Investment Corp.	26,825	348,725
Colony Capital, Inc., Class A	33,922	660,801
CoreSite Realty Corp.	12,724	721,705
Cousins Properties, Inc.	207,145	1,953,377
DCT Industrial Trust, Inc.	58,135	2,172,505
Douglas Emmett, Inc.	8,577	267,431
Education Realty Trust, Inc.	14,709	557,177
EPR Properties	50,280	2,938,867
Equity One, Inc.	68,422	1,857,657
Healthcare Trust of America, Inc., Class A	14,405	388,503
Highwoods Properties, Inc.	55,292	2,410,732
iStar, Inc.*	75,154	881,556
MFA Financial, Inc.	38,044	251,090
One Liberty Properties, Inc.	35,598	763,933
Piedmont Office Realty Trust, Inc., Class A	24,146	455,876
RAIT Financial Trust	115,419	311,631
Rayonier, Inc.	38,317	850,637
Retail Opportunity Investments Corp.	101,580	1,818,282
Starwood Property Trust, Inc.	18,487	380,093
STORE Capital Corp.	70,130	1,627,016
Summit Hotel Properties, Inc.	76,581	915,143
Taubman Centers, Inc.	4,952	379,917
Two Harbors Investment Corp.	39,547	320,331
Weingarten Realty Investors	10,206	352,923

		24,958,635

Real Estate Management & Development 0.6%
Marcus & Millichap, Inc.*	21,438	624,703
RE/MAX Holdings, Inc., Class A	55,934	2,086,339

		2,711,042

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.*	29,520	$833,350
Applied Micro Circuits Corp.*	137,944	878,703
Cavium, Inc.* (b)	34,323	2,255,364
Cohu, Inc.	60,852	734,484
Cypress Semiconductor Corp.* (b)	74,004	725,979
FormFactor, Inc.*	105,383	948,447
Microsemi Corp.*	25,605	834,467
Monolithic Power Systems, Inc.	46,831	2,983,603
ON Semiconductor Corp.*	13,644	133,711
Pixelworks, Inc.*	108,728	258,773
Sigma Designs, Inc.*	114,932	726,370
Xcerra Corp.*	192,442	1,164,274

		12,477,525

Software 6.2%
BancTec, Inc.* (a)	36,134	0
Ellie Mae, Inc.* (b)	18,861	1,135,998
Guidewire Software, Inc.*	48,890	2,941,223
HubSpot, Inc.*	42,420	2,388,670
Imperva, Inc.* (b)	11,154	706,160
Manhattan Associates, Inc.*	26,424	1,748,476
Mentor Graphics Corp.	37,194	685,113
Paycom Software, Inc.* (b)	23,737	893,223
Paylocity Holding Corp.*	54,134	2,195,134
Proofpoint, Inc.*	39,427	2,563,149
ServiceNow, Inc.*	14,786	1,279,876
Synopsys, Inc.*	30,823	1,405,837
Tableau Software, Inc., Class A*	8,865	835,260
Tyler Technologies, Inc.*	16,109	2,808,121
Ultimate Software Group, Inc. (The)*	16,467	3,219,464
Xura, Inc.*	38,197	938,882
Zynga, Inc., Class A*	142,211	381,125

		26,125,711

Specialty Retail 1.7%
Abercrombie & Fitch Co., Class A (b)	19,500	526,500
Express, Inc.*	32,412	560,079
Finish Line, Inc. (The), Class A	44,500	804,560
Lithia Motors, Inc., Class A	20,717	2,209,883
Michaels Cos., Inc. (The)*	31,598	698,632
Monro Muffler Brake, Inc.	11,150	738,353
Sonic Automotive, Inc., Class A	61,412	1,397,737
Tilly’s, Inc., Class A*	36,862	244,395
West Marine, Inc.*	23,362	198,343

		7,378,482

Technology Hardware, Storage & Peripherals 0.5%
Lexmark International, Inc., Class A	10,009	324,792
QLogic Corp.*	60,160	733,952
Quantum Corp.* (b)	1,119,181	1,040,838

		2,099,582

17

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Textiles, Apparel & Luxury Goods 1.2%
Columbia Sportswear Co.	13,582	$662,258
G-III Apparel Group Ltd.*	29,215	1,293,056
Perry Ellis International, Inc.*	30,947	570,044
Skechers U.S.A., Inc., Class A* (b)	44,624	1,348,091
Steven Madden Ltd.* (b)	39,273	1,186,830

		5,060,279

Thrifts & Mortgage Finance 3.1%
BofI Holding, Inc.* (b)	20,700	435,735
Brookline Bancorp, Inc.	140,382	1,614,393
Essent Group Ltd.*	28,230	617,955
Flagstar Bancorp, Inc.*	41,031	948,226
HomeStreet, Inc.*	29,900	649,129
LendingTree, Inc.* (b)	4,153	370,780
Meta Financial Group, Inc.	21,768	999,804
NMI Holdings, Inc., Class A*	86,314	584,346
Provident Financial Services, Inc.	120,492	2,427,914
TrustCo Bank Corp.	135,950	834,733
Walker & Dunlop, Inc.*	14,123	406,884
Washington Federal, Inc.	115,690	2,756,892
WSFS Financial Corp.	23,203	750,849

		13,397,640

Trading Companies & Distributors 0.8%
Beacon Roofing Supply, Inc.*	14,703	605,470
Houston Wire & Cable Co.	34,537	182,355
MRC Global, Inc.*	128,774	1,661,185
Watsco, Inc.	6,931	811,828

		3,260,838

Wireless Telecommunication Services 0.0%†
Telephone & Data Systems, Inc.	5,724	148,194

		393,612,042

Total Common Stocks (cost $395,011,937)		413,088,333

Preferred Stocks 0.0%†
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Series M-1* (a)	19,276	17,541
Mode Media Corp., Escrow ADR, Series M-1* (a)	2,754	1,129

		18,670

Total Preferred Stocks (cost $109,333)		18,670

Corporate Bonds 0.0%†

	Principal Amount	Market Value

UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Subordinated Note, 9.00%, 12/02/14 (a)	$42,256	$28,269
Mode Media Corp., Subordinated Note Escrow, 9.00%, 12/02/14 (a)	1,544	466

Total Corporate Bonds (cost $43,259)		28,735

Exchange Traded Fund 0.8%

	Share

UNITED STATES 0.8%
iShares Russell 2000 Value ETF	37,053	3,409,247

Total Exchange Traded Fund (cost $3,407,920)		3,409,247

Repurchase Agreements 3.5%

	Principal Amount

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $4,870,037, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $4,967,261. (c)(d)	$4,869,864	4,869,864
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $306,434, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $312,551. (c)(d)	306,423	306,423
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $10,000,642, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $10,200,000. (c)(d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $15,176,287)		15,176,287

Total Investments (cost $413,748,736) (e) — 100.1%		431,721,272
Liabilities in excess of other assets — (0.1)%		(615,742)

NET ASSETS — 100.0%		$431,105,530

18

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Company Fund (Continued)

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $28,074,825, which was collateralized by a repurchase agreement with a value of $15,176,287 and $14,016,171 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from 01/07/16 – 11/15/45 a total value of $29,192,458.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $15,176,287.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

ETF	Exchange Traded Fund

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value*(cost $398,572,449)	$416,544,985
Repurchase agreements, at value (cost $15,176,287)	15,176,287

Total Investments, at value (total cost $413,748,736)	431,721,272

Cash	14,692,925
Interest and dividends receivable	390,043
Security lending income receivable	20,081
Receivable for investments sold	1,236,550
Receivable for capital shares issued	139,966
Reclaims receivable	2,660
Prepaid expenses	854

Total Assets	448,204,351

Liabilities:
Payable for investments purchased	1,334,365
Payable for capital shares redeemed	157,906
Payable upon return of securities loaned (Note 2)	15,176,287
Accrued expenses and other payables:
Investment advisory fees	313,259
Fund administration fees	16,974
Distribution fees	9,363
Administrative servicing fees	48,756
Accounting and transfer agent fees	409
Custodian fees	2,483
Compliance program costs (Note 3)	488
Professional fees	21,067
Printing fees	17,392
Other	72

Total Liabilities	17,098,821

Net Assets	$431,105,530

Represented by:
Capital	$349,229,559
Accumulated undistributed net investment income	269,086
Accumulated net realized gains from investments and foreign currency transactions	63,635,026
Net unrealized appreciation/(depreciation) from investments	17,972,536
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(677)

Net Assets	$431,105,530

Net Assets:
Class I Shares	$256,333,386
Class II Shares	43,335,739
Class IV Shares	19,423,985
Class Y Shares	112,012,420

Total	$431,105,530

*	Includes value of securities on loan of $28,074,825 (Note 2).

20

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi- Manager Small Company Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,450,776
Class II Shares	2,188,269
Class IV Shares	944,038
Class Y Shares	5,431,113

Total	21,014,196

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$20.59
Class II Shares	$19.80
Class IV Shares	$20.58
Class Y Shares	$20.62

The accompanying notes are an integral part of these financial statements.

21

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$6,415,637
Income from securities lending (Note 2)	319,411
Interest income	37,731
Foreign tax withholding	(47,113)

Total Income	6,725,666

EXPENSES:
Investment advisory fees	4,072,132
Fund administration fees	200,396
Distribution fees Class II Shares	118,725
Administrative servicing fees Class I Shares	423,207
Administrative servicing fees Class II Shares	71,235
Administrative servicing fees Class IV Shares	31,412
Professional fees	49,973
Printing fees	37,507
Trustee fees	13,021
Custodian fees	17,180
Accounting and transfer agent fees	2,712
Compliance program costs (Note 3)	1,991
Other	13,901

Total expenses before fees waived	5,053,392

Investment advisory fees waived (Note 3)	(77,527)

Net Expenses	4,975,865

NET INVESTMENT INCOME	1,749,801

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	64,982,128
Net realized losses from foreign currency transactions (Note 2)	(35)

Net realized gains from investments and foreign currency transactions	64,982,093

Net change in unrealized appreciation/(depreciation) from investments	(72,838,714)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(347)

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(72,839,061)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(7,856,968)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,107,167)

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$1,749,801	$1,226,935
Net realized gains from investments and foreign currency transactions	64,982,093	46,635,997
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(72,839,061)	(44,853,590)

Change in net assets resulting from operations	(6,107,167)	3,009,342

Distributions to Shareholders From:
Net investment income:
Class I	(1,029,976)	(505,025)
Class II	(64,185)	–
Class III (a)	–	(1,488)
Class IV	(78,251)	(36,606)
Class Y	(626,994)	(369,284)
Net realized gains:
Class I	(27,911,158)	(46,356,568)
Class II	(4,808,599)	(7,979,335)
Class III (a)	–	–
Class IV	(2,080,128)	(3,341,287)
Class Y	(11,636,357)	(17,326,558)

Change in net assets from shareholder distributions	(48,235,648)	(75,916,151)

Change in net assets from capital transactions	675,746	28,624,894

Change in net assets	(53,667,069)	(44,281,915)

Net Assets:
Beginning of year	484,772,599	529,054,514

End of year	$431,105,530	$484,772,599

Accumulated undistributed net investment income at end of year	$269,086	$379,809

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,562,152	$14,822,163
Proceeds from shares issued from class conversion	–	3,555,226
Dividends reinvested	28,941,134	46,861,593
Cost of shares redeemed	(43,345,869)	(56,473,651)

Total Class I Shares	(6,842,583)	8,765,331

Class II Shares
Proceeds from shares issued	2,338,456	3,084,234
Dividends reinvested	4,872,784	7,979,335
Cost of shares redeemed	(8,324,276)	(8,554,697)

Total Class II Shares	(1,113,036)	2,508,872

Class III Shares (a)
Proceeds from shares issued	–	530,401
Dividends reinvested	–	1,488
Cost of shares redeemed in class conversion	–	(3,555,226)
Cost of shares redeemed	–	(247,506)

Total Class III Shares	–	(3,270,843)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

23

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$694,691	$494,178
Dividends reinvested	2,158,379	3,377,893
Cost of shares redeemed	(2,482,292)	(2,767,050)

Total Class IV Shares	370,778	1,105,021

Class Y Shares
Proceeds from shares issued	3,756,585	8,732,601
Dividends reinvested	12,263,351	17,695,842
Cost of shares redeemed	(7,759,349)	(6,911,930)

Total Class Y Shares	8,260,587	19,516,513

Change in net assets from capital transactions	$675,746	$28,624,894

SHARE TRANSACTIONS:
Class I Shares
Issued	326,015	587,788
Issued in class conversion	–	134,765
Reinvested	1,386,036	2,043,791
Redeemed	(1,875,052)	(2,213,038)

Total Class I Shares	(163,001)	553,306

Class II Shares
Issued	108,142	127,002
Reinvested	242,932	360,567
Redeemed	(370,808)	(344,338)

Total Class II Shares	(19,734)	143,231

Class III Shares (a)
Issued	–	19,398
Reinvested	–	55
Redeemed in class conversion	–	(134,485)
Redeemed	–	(9,169)

Total Class III Shares	–	(124,201)

Class IV Shares
Issued	30,014	19,587
Reinvested	103,419	147,387
Redeemed	(106,718)	(108,515)

Total Class IV Shares	26,715	58,459

Class Y Shares
Issued	162,009	339,653
Reinvested	585,796	769,771
Redeemed	(316,229)	(264,218)

Total Class Y Shares	431,576	845,206

Total change in shares	275,556	1,476,001

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

24

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$23.45	0.08	(0.44)	(0.36)	(0.08)	(2.42)	(2.50)	–	$20.59	(1.63%	)	$256,333,386	1.08%	0.36%		1.09%	90.36%
Year Ended December 31, 2014 (c)	$27.54	0.06	0.06	0.12	(0.04)	(4.17)	(4.21)	–	$23.45	0.82%		$295,813,068	1.07%	0.24%		1.12%	55.31%
Year Ended December 31, 2013 (c)	$19.57	0.01	7.99	8.00	(0.03)	–	(0.03)	–	$27.54	40.91%		$332,146,172	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012 (c)	$16.97	0.09	2.54	2.63	(0.03)	–	(0.03)	–	$19.57	15.50%		$310,267,734	1.11%	0.50%		1.16%	69.03%
Year Ended December 31, 2011 (c)	$18.05	(0.01)	(0.98)	(0.99)	(0.09)	–	(0.09)	–	$16.97	(5.56%	)	$275,298,485	1.16%	(0.06%	)	1.17%	114.47%

Class II Shares
Year Ended December 31, 2015 (c)	$22.66	0.02	(0.43)	(0.41)	(0.03)	(2.42)	(2.45)	–	$19.80	(1.94%	)(d)	$43,335,739	1.33%	0.11%		1.34%	90.36%
Year Ended December 31, 2014 (c)	$26.77	–	0.06	0.06	–	(4.17)	(4.17)	–	$22.66	0.60%	(d)	$50,022,345	1.32%	(0.01%	)	1.37%	55.31%
Year Ended December 31, 2013 (c)	$19.07	(0.04)	7.77	7.73	(0.03)	–	(0.03)	–	$26.77	40.55%		$55,277,965	1.33%	(0.20%	)	1.38%	57.65%
Year Ended December 31, 2012 (c)	$16.55	0.05	2.47	2.52	–	–	–	–	$19.07	15.23%		$46,480,380	1.36%	0.26%		1.41%	69.03%
Year Ended December 31, 2011 (c)	$17.64	(0.05)	(0.96)	(1.01)	(0.08)	–	(0.08)	–	$16.55	(5.80%	)	$44,853,662	1.41%	(0.30%	)	1.42%	114.47%

Class IV Shares
Year Ended December 31, 2015 (c)	$23.44	0.08	(0.44)	(0.36)	(0.08)	(2.42)	(2.50)	–	$20.58	(1.63%	)	$19,423,985	1.08%	0.36%		1.09%	90.36%
Year Ended December 31, 2014 (c)	$27.53	0.06	0.06	0.12	(0.04)	(4.17)	(4.21)	–	$23.44	0.82%		$21,501,616	1.07%	0.24%		1.12%	55.31%
Year Ended December 31, 2013 (c)	$19.56	0.01	8.00	8.01	(0.04)	–	(0.04)	–	$27.53	40.95%		$23,642,766	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012 (c)	$16.96	0.09	2.54	2.63	(0.03)	–	(0.03)	–	$19.56	15.51%		$19,519,832	1.11%	0.50%		1.16%	69.03%
Year Ended December 31, 2011 (c)	$18.05	(0.01)	(0.99)	(1.00)	(0.09)	–	(0.09)	–	$16.96	(5.56%	)	$19,488,197	1.16%	(0.06%	)	1.17%	114.47%

Class Y Shares
Year Ended December 31, 2015 (c)	$23.49	0.12	(0.45)	(0.33)	(0.12)	(2.42)	(2.54)	–	$20.62	(1.53%	)	$112,012,420	0.93%	0.51%		0.94%	90.36%
Year Ended December 31, 2014 (c)	$27.58	0.10	0.06	0.16	(0.08)	(4.17)	(4.25)	–	$23.49	0.96%		$117,435,570	0.92%	0.40%		0.97%	55.31%
Year Ended December 31, 2013 (c)	$19.60	0.05	8.00	8.05	(0.07)	–	(0.07)	–	$27.58	41.11%	(d)	$114,559,894	0.93%	0.21%		0.98%	57.65%
Year Ended December 31, 2012 (c)	$16.99	0.13	2.54	2.67	(0.06)	–	(0.06)	–	$19.60	15.66%		$81,760,843	0.96%	0.69%		1.01%	69.03%
Year Ended December 31, 2011 (c)	$18.06	0.03	(1.00)	(0.97)	(0.10)	–	(0.10)	–	$16.99	(5.46%	)	$66,835,171	1.00%	0.15%		1.02%	114.47%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

25

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of unaffiliated exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular

27

Notes to Financial Statements (Continued)

December 31, 2015

fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,234,274	$—	$—	$11,234,274
Air Freight & Logistics	1,754,506	—	—	1,754,506
Airlines	2,131,606	—	—	2,131,606
Auto Components	7,112,191	—	—	7,112,191
Banks	60,039,713	—	—	60,039,713
Beverages	746,979	—	—	746,979
Biotechnology	5,961,837	—	—	5,961,837
Building Products	10,198,402	—	—	10,198,402
Capital Markets	8,168,382	—	—	8,168,382
Chemicals	6,056,781	—	—	6,056,781
Commercial Services & Supplies	5,374,427	—	—	5,374,427
Communications Equipment	12,828,769	—	—	12,828,769
Construction & Engineering	5,557,454	—	—	5,557,454
Construction Materials	1,722,279	—	—	1,722,279
Consumer Finance	1,246,811	—	—	1,246,811
Containers & Packaging	2,433,201	—	—	2,433,201
Distributors	1,007,393	—	—	1,007,393
Diversified Consumer Services	3,949,256	—	—	3,949,256
Diversified Financial Services	2,358,008	—	—	2,358,008
Electric Utilities	8,163,022	—	—	8,163,022
Electrical Equipment	1,256,659	—	—	1,256,659
Electronic Equipment, Instruments & Components	7,049,271	—	—	7,049,271
Energy Equipment & Services	3,893,084	—	—	3,893,084
Food & Staples Retailing	636,000	—	—	636,000
Food Products	4,473,965	—	—	4,473,965
Gas Utilities	2,634,409	—	—	2,634,409
Health Care Equipment & Supplies	18,562,862	—	—	18,562,862
Health Care Providers & Services	16,690,434	—	—	16,690,434
Health Care Technology	2,532,444	—	—	2,532,444
Hotels, Restaurants & Leisure	10,172,738	—	—	10,172,738
Household Durables	2,635,274	—	—	2,635,274
Independent Power and Renewable Electricity Producers	395,555	—	—	395,555
Information Technology Services	5,462,741	—	—	5,462,741
Insurance	24,538,920	—	—	24,538,920
Internet & Catalog Retail	801,875	—	—	801,875

28

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet Software & Services	$9,405,213	$3	$—	$9,405,216
Leisure Products	2,564,254	—	—	2,564,254
Life Sciences Tools & Services	4,741,728	—	—	4,741,728
Machinery	6,131,804	—	—	6,131,804
Media	6,982,298	—	—	6,982,298
Metals & Mining	2,368,633	—	—	2,368,633
Multiline Retail	997,811	—	—	997,811
Multi-Utilities	1,435,598	—	—	1,435,598
Oil, Gas & Consumable Fuels	8,982,728	—	—	8,982,728
Pharmaceuticals	1,789,183	—	—	1,789,183
Professional Services	5,578,951	—	—	5,578,951
Real Estate Investment Trusts (REITs)	24,958,635	—	—	24,958,635
Real Estate Management & Development	2,711,042	—	—	2,711,042
Semiconductors & Semiconductor Equipment	13,613,186	—	—	13,613,186
Software	28,959,601	—	—	28,959,601
Specialty Retail	7,378,482	—	—	7,378,482
Technology Hardware, Storage & Peripherals	2,840,710	—	—	2,840,710
Textiles, Apparel & Luxury Goods	5,060,279	—	—	5,060,279
Thrifts & Mortgage Finance	13,397,640	—	—	13,397,640
Trading Companies & Distributors	3,260,838	—	—	3,260,838
Wireless Telecommunication Services	148,194	—	—	148,194
Total Common Stocks	$413,088,330	$3	$—	$413,088,333
Corporate Bonds	—	—	28,735	28,735
Exchange Traded Fund	3,409,247	—	—	3,409,247
Preferred Stocks	—	—	18,670	18,670
Repurchase Agreements	—	15,176,287	—	15,176,287
Total	$416,497,577	$15,176,290	$47,405	$431,721,272

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Right	Total
Balance as of 12/31/14	$—	$37,627	$36,129	$—	$73,756
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gain/(Loss)	—	—	—	—	—
Change in Net Appreciation/(Depreciation)	—	(8,892)	(17,459)	—	(26,351)
Purchases*	—	—	—	—	—
Sales	—	—	—	—	—
Transfer Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—
Balance as of 12/31/15	$—	$28,735	$18,670	$—	$47,405
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 12/31/15**	$—	$(14,132)	$(17,459)	$—	$(31,591)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

29

Notes to Financial Statements (Continued)

December 31, 2015

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $15,176,287, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral

30

Notes to Financial Statements (Continued)

December 31, 2015

received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (b) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%–6.50%, maturing 05/20/22–12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%–9.50%, maturing 11/01/16–10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%–4.63%, maturing 02/01/29–07/20/61; total market value $204,000,000.

31

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$4,869,864	$—	$4,869,864	$(4,869,864)	$—
Nomura Securities International, Inc.	306,423	—	306,423	(306,423)	—
Nomura Securities International, Inc	10,000,000	—	10,000,000	(10,000,000)	—
Total	$15,176,287	$—	$15,176,287	$(15,176,287)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

32

Notes to Financial Statements (Continued)

December 31, 2015

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to foreign currency gains and losses, distribution redesignation, passive foreign investment company gain/loss on sales, partnership distributions, return of capital dividends, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and foreign currency transactions
$1	$(61,118)	$61,117

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding

33

Notes to Financial Statements (Continued)

December 31, 2015

shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Morgan Stanley Investment Management, Inc.
Putnam Investment Management, LLC
Oppenheimer Funds, Inc.
Jacobs Levy Equity Management, Inc. (a)

(a)	Effective December 10, 2015, Jacobs Levy Equity Management, Inc. was appointed as subadviser to the Fund. Effective December 9, 2015, Neuberger Berman Management LLC was terminated and ceased serving as subadviser to the Fund.

Effective May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.885%
$200 million and more	0.835%

Prior to May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.93%
$200 million and more	0.88%

Effective December 10, 2015, the Trust and NFA have entered into a written contract waiving 0.015% of investment advisory fees of the Fund until May 1, 2017. During the period ended December 31, 2015, the waiver of such investment advisory fees by NFA amounted to $3,915, for which NFA shall not be entitled to later seek recoupment.

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $73,612 for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before contractual and voluntary fee waivers was 0.87%, and after contractual and voluntary fee waivers was 0.87% and 0.86%, respectively.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

34

Notes to Financial Statements (Continued)

December 31, 2015

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $200,396 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $1,991.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $525,854.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $958.

35

Notes to Financial Statements (Continued)

December 31, 2015

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $400,156,336 and sales of $434,300,978 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair

36

Notes to Financial Statements (Continued)

December 31, 2015

value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $70,545 of brokerage commissions.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,897,828	$44,337,820	$48,235,648	$—	$48,235,648

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,978,581	$61,937,570	$75,916,151	$—	$75,916,151

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$275,122	$64,671,772	$64,946,894	$—	$16,929,077	$81,875,971

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$414,791,518	$39,548,955	$(22,619,201)	$16,929,754

37

Notes to Financial Statements (Continued)

December 31, 2015

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Company Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

39

Supplemental Information

December 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund

Initial Approval of Advisory Agreement

At the December 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager Small Company Fund (the “Fund”), the termination of Neuberger Berman Management LLC (“Neuberger”) as a subadviser to the Fund and the appointment of Jacobs Levy Equity Management Inc. (“Jacobs Levy”) as subadviser to the Fund pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Jacobs Levy in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making their determinations, the Trustees took into account information provided to them as to Jacobs Levy, including information relating to Jacobs Levy’s investment strategy and process, Jacobs Levy’s risk/return profile, and the correlation of returns between Jacobs Levy and the Fund’s other subadvisers. The Trustees also considered the experience of the investment personnel of Jacobs Levy that would be managing the Fund. The Trustees considered information concerning the investment performance of the portion of the Fund managed by Neuberger and considered the past performance record of Jacobs Levy managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets.

The Board considered the Fund’s overall fee level. The Board noted that the subadvisory fee schedule proposed with respect to Jacobs Levy was anticipated to result in a lower effective subadvisory fee rate to be paid by NFA to Jacobs Levy than that paid by NFA to Neuberger. The Board also considered that as a result of the new fee structure, NFA proposed to share one-half of the savings with shareholders of the Fund by entering into a Fee Waiver Agreement with the Trust whereby NFA would waive from the investment advisory fee 0.015% until at least May 1, 2017, representing 50% of the savings that NFA will realize due to the new fee structure (based on the Fund’s asset level and subadviser allocations as of September 30, 2015) and that the waiver cannot be changed or terminated without approval by the Board. The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers.

The Board noted that the Fund’s subadvisory fee schedule includes breakpoints, reducing the subadvisory fees charged to NFA as assets attributable to the portion of the Fund’s assets managed by Jacobs Levy increase.

The Board determined to defer any review of potential fallout benefits of the Subadvisory Agreement to Jacobs Levy, if any, until Jacobs Levy had served as subadviser for a reasonable period of time. No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

●	The nature, extent, and quality of the investment advisory services to be provided to the Fund by Jacobs Levy appeared reasonable and appropriate;

●	The prospects for satisfactory investment performance of the portion of the Fund’s assets managed by Jacobs Levy, if Jacobs Levy were to be appointed as subadviser, were reasonable.

●	The subadvisory fees to be paid to Jacobs Levy were fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

40

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 99.52%.

The Fund designates $44,337,820 or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

41

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

42

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

43

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

44

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

45

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

46

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

47

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

48

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

49

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

50

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

51

Annual Report

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund

AR-MM-SCV 2/16

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position of the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectus contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2015

Nationwide Funds®

Message to Investors

December 31, 2015

Dear Investor,

Together, we faced a wide range of worldwide headlines during 2015. Geopolitical, economic and terrorist events pulled our attention to France, China, Turkey, Greece, Brazil, Syria and Belgium. Evolving world conditions even caused some investors to develop a “home bias,” leading them to significantly overweight their portfolios with U.S. equities versus international. In our own backyards, a long bull market, domestic market volatility, interest rates and the upcoming 2016 U.S. presidential election also created both concerns and opportunities. While the headlines can be concerning and even frightening, they are rarely a sound basis for long-term investment decisions.

Your long-term goals don’t change just because of the ever-changing daily news. It’s important to remain calm and focused on your future even when news media noise intensifies. Some investors who react by reducing their participation in the international markets may risk losing important diversification benefits, including potentially higher return and lower volatility over the long term. We urge you to talk with your financial advisor regularly to discuss why you shouldn’t allow transitory economic sound bites to discourage you from climbing closer to your goals.

This report brings you a snapshot of recent market trends and your fund’s performance for the annual reporting period ended December 31, 2015, including your fund’s specific holdings. For the year 2015, the broad U.S. stock market, as measured by the S&P 500® Index, reported a 1.38% return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 0.55% for the same period. (Please turn to the Economic Review for a more detailed account of the economic trends that prevailed during your fund’s annual reporting period.)

As you review this report and future reports about individual mutual funds, remember to evaluate your progress within the context of your holistic plan. We urge investors to seek opportunities with a long-term perspective and a sound asset allocation strategy.

Please know that Nationwide is working hard to help you prepare for your retirement. Thank you for your investment in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the annual reporting period ended December 31, 2015, there was little direction in the returns of various asset classes. Domestic equities were relatively unchanged, with the S&P 500® Index delivering a 1.38% return, due to the benefit of dividends, as the index actually declined in the period. International equities were mostly weak during the reporting period, with the MSCI EAFE® Index registering -0.81% and the MSCI Emerging Markets® Index -14.92%, as investors reacted to worries about global growth. Emerging markets were particularly hard hit, as China experienced a slowdown and investors considered the implication of a rising U.S. dollar and the potential for higher interest rates. Fixed-income investment returns were mixed during the reporting period, with the return from yield muted by the impact of rising interest rates and widening credit spreads, particularly in high yield.

In the United States, equity markets managed to gain despite volatile gross domestic product (GDP) growth, sluggish earnings growth and uncertainty around the timing of the Federal Reserve’s initial interest rate hike. GDP growth was 0.60% for the first calendar quarter of 2015 before the rate accelerated to 3.9% in the second quarter and fell to 1.5% in the third quarter and 0.7% in the fourth quarter. The Fed did finally hike rates in December, as the path of economic growth and inflation were sufficient for the Fed to act. For the period, the yield curve flattened slightly, with the two-year yield higher by 0.39%, while the 10-year yield rose by only 0.11%.

The S&P 500 Index produced positive performance in six of the 12 months of the reporting period. The weakest month was August 2015, with the Index registering -6.03%, but the brief downturn was more than offset by the Index’s 8.44% return in October 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 10.2%; and consumer staples, up 6.6%. These sectors benefited from relatively strong earnings growth and relatively healthy consumer spending. The weakest sectors were energy, down 21.1%; and materials, down 8.1%. Both sectors reacted negatively to the substantial decline in commodity prices that occurred during the reporting period.

The performance in U.S. equities varied by capitalization and growth/value strategy during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and growth substantially outperforming value.

U.S. economic activity was volatile during the reporting period, yet the 2.5% economic growth rate for calendar year 2015 is expected to be the strongest rate since 2006. Inflation was extremely low, with the U.S. Consumer Price Index (CPI) turning negative from January through April 2015 due to the significant decline in the price of oil and other commodities, ending the reporting period at 0.7%. Core CPI (excluding the volatile food and energy categories) remained below 2% for most of the reporting period before finishing slightly above. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.6% to 5.0%.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance experienced throughout the recovery. The S&P 500 Index outperformed the MSCI EAFE Index in seven of the past eight quarters, and in 17 of the 27 quarters since the market bottom in 2009, but the performance gap was relatively narrow in the period. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in the fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. Long-term Treasury yields rose slightly from 2.19% to 2.30% during the reporting period.

Index	Annual Total Return (as of December 31, 2015)
Barclays U.S. 1-3 Year Government/Credit Bond	0.65%
Barclays U.S. 10-20 Year Treasury Bond	1.40%
Barclays Emerging Markets USD Aggregate Bond	1.29%
Barclays Municipal Bond	3.30%
Barclays U.S. Aggregate Bond	0.55%
Barclays U.S. Corporate High Yield	-4.47%
MSCI EAFE®	-0.81%
MSCI Emerging Markets®	-14.92%
MSCI World ex USA	-3.04%
Russell 1000® Growth	5.67%
Russell 1000® Value	-3.83%
Russell 2000®	-4.41%
S&P 500®	1.38%

Source: Morningstar

3

Fund Commentary	NVIT Multi-Manager Small Cap Value Fund

For the annual period ended December 31, 2015, the NVIT Multi-Manager Small Cap Value Fund (Class I) registered -6.02% versus -7.47% for its benchmark, the Russell 2000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 129 funds as of December 31, 2015) was -4.74% for the same time period. Performance for the Fund’s other share classes versus the Fund’s benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Epoch Investment Partners, Inc. and JPMorgan Investment Management Inc.

The following commentary is provided by Epoch Investment Partners, Inc.

Stocks experienced a choppy first half and then fell sharply in August on concerns over China’s stock market, its currency policy, and the ongoing transition of its economy. Prices recovered in October, but fresh worries over oil prices and global growth made markets volatile for the remainder of the year. All in, large-cap stock index levels were little changed for the year, leaving dividends to earn the year’s net return. Market breadth was poor, with a handful of large-cap consumer and technology stocks driving returns. Small-cap indexes declined modestly. Investors were also troubled throughout the period by the prospect of an interest rate hike by the Federal Reserve, which was finally realized in December. The U.S. dollar traded steadily higher, rising about 10% against major currencies.

Equity performance varied greatly by sector. Consumer discretionary stocks earned the best returns in the U.S. market, trailed by health care and information technology. Utilities and materials stocks incurred losses for the year, while the multi-year lows in crude oil and natural gas prices left energy stocks badly beaten. Growth in the U.S. economy got off to a slow start in 2015, owing to the deep freeze that locked up the Northeast, Midwest and Plains states early in the year. Annualized growth dropped to 0.6% in 2015’s first quarter, but recovered to 3.9% by mid-year, and 2.0% for the third quarter. New job creation faltered early in the year, but grew to a robust rate as the year progressed. Housing starts and vehicle sales both saw positive trends. Long-term interest rates were volatile but ended the year only slightly higher.

Corporate profits began to weaken in 2015, with fourth-quarter earnings expected to decline for the third consecutive quarter, although much of the weakness came from the energy sector. Meanwhile, S&P 500® companies continued to build their distributions to shareholders: share repurchases in the third quarter of 2015 rose about 4% versus a year earlier, and buybacks plus dividends for the 12 months ended September reached a record $935 billion. It was also a record year for global mergers and acquisitions.

For the period the sleeve outperformed the benchmark. Security selection was positive in several sectors, including industrials, financials, and materials, among other sectors. Alternatively, certain holdings within the information technology, consumer discretionary, and telecommunications sectors detracted somewhat from relative results. Nine of ten sectors of the index experienced negative returns for the period. The health care sector was the best performing area, up 6.7% for the period. The energy sector was the worst performing area, down 42.3%. Against this backdrop, the sleeve’s greater-than-index weight in health care and less-than-index weight in energy also contributed to overall results. This factor was partially offset, however, by sleeve weightings in other sectors, including financials and materials, among others.

Among the top individual contributors were Universal Display Corp., John Bean Technologies Corp. and BankUnited, Inc. Universal Display’s

4

Fund Commentary (con’t.)	NVIT Multi-Manager Small Cap Value Fund

revenue rose significantly during the time period, exceeding consensus expectations. The company’s proprietary emitter business remains strong and future prospects are bright with likely further penetration into mobile handsets. John Bean Technologies, a leading provider of technology solutions for the food processing and air transportation industries, reported an increase in revenue on a year-over-year basis, and increased its guidance for 2015 full year earnings. BankUnited, Inc. reported revenue growth that came in ahead of expectations during the period. Loan growth was positive in both its New York- and Florida-based franchises.

Among the individual detractors were Iconix Brand Group, Inc.; Harmonic Inc.; and Pier 1 Imports, Inc. Iconix Brand Group’s shares declined after the company announced its intention to restate previously filed financial statements and simultaneously reduced its guidance for full year 2015 earnings. While the company remains cash flow positive we opted to exit our position in the fourth quarter due to the level of uncertainty associated with the company’s reported financials. Harmonic’s shares declined after the company announced its intent to acquire Thomson Video Networks for approximately $75 million in cash and $15 million in post-closing adjustments. The combined company would establish Harmonic with a market share leadership position in video infrastructure. While there will be integration risk, the proposed transaction is anticipated to be accretive to the company’s income in the first year after closing. Pier 1 Imports shares fell after the home décor and furniture retailer’s results and outlook came in below analyst estimates.

Sector weights are generally the product of our bottom-up stock selection process. In terms of sector positioning, at the end of the period the Fund’s most significant variances included a less-than-benchmark weight in the financials sector, and a greater-than-benchmark weight in the health care sector.

The global economy is likely to eke out only modest growth in the coming year, restraining corporate revenue. Self-sustaining recoveries are visibly underway in the U.S. and Europe.

Offsetting that, however, is China’s slowdown in economic activity, primarily in the manufacturing and construction sectors. China has been responsible for nearly half of the world’s growth since 2009, and its loss of momentum casts a long shadow.

The accumulation of debt is another drag on economic activity. What little growth has been achieved since the Global Financial Crisis has arguably been funded by ever higher levels of debt, with sovereign debt in particular growing at nearly a double-digit rate between 2007 and 2014. Additionally, a strong U.S. currency has increased the burden for countries with debt denominated in dollars, largely represented by the emerging market contingent.

Another expectation is that the exponential growth of new, disruptive technologies, and new combinations of those technologies, will have a profound influence on corporations. For some, it will make their business models obsolete. For many others, however, taking advantage of big data, artificial intelligence, robotics, and the sharing economy, will be the path to maintaining strong profit margins.

In our view, profitability will be challenged in a world where top-line growth is hard to come by and the “big re-rating” of equities is over. The broad-based expansion of valuations that drove outsized market gains in 2012–2014 was not present in 2015. The quantitative easing that fueled the expansion is finished in the U.S. and U.K. And while the eurozone and Japan may continue to pursue highly accommodative monetary policies, their influence on equity valuations has waned. In this environment, we believe free cash flow growth rates will differentiate the winners from the losers.

Portfolio Managers:

David N. Pearl; and Michael A. Welhoelter, CFA

The following commentary is provided by JPMorgan Investment Management Inc.

From a traditional attribution standpoint, stock selection in the basic materials and finance sectors contributed to results. At the individual stock level, Rovi Corp. (0.17% average weight,

5

Fund Commentary (con’t.)	NVIT Multi-Manager Small Cap Value Fund

+0.45% contribution) aided performance. Shares outperformed after management solidified a seven-year renewal and expansion of its AT&T Inc. licensing deal. The deal will extend an existing product agreement and opens the company’s guide/content discovery patent sleeve to be used by AT&T. Additional renewals with Sky and others toward the beginning of the year were a favorable sign that providers see value in the company’s interactive guide patent sleeve. Hawaiian Holdings Inc. (0.93% average weight, 0.42% contribution) was another top contributor to the sleeve’s return. Shares rose as oil prices declined and industry fundamentals have steadily improved. With employment and wages starting to rise, consumers generally have felt more comfortable about such expenditures as vacations, directly benefiting the airlines. The company also released strong quarterly results throughout much of the year, which further boosted investor sentiment toward the stock.

Alternatively, stock selection in the retail and energy sectors detracted from results. At the stock level, Unisys Corp. (0.45% average weight, -0.44%) hurt returns on a series of weaker earnings releases. Management made cautious remarks about growth in the company’s hardware segment, and declining margins due to restructuring charges, pension expenses and lower services and technology margins caused shares to fall during the period. Quad/Graphics Inc. (0.66% average weight, -0.38%) was another top detractor for the year. Shares began to fall after management issued second-quarter earnings results that missed analysts’ revenue estimates. Results were impacted by restructuring the company’s Argentinian operations and weakness in its magazines segment. Poor financial results throughout the year, largely driven by declines in the company’s magazine and retail insert businesses, continued to hurt the stock’s performance.

From our proprietary attribution framework, during the period, the Alpha Model and Sector Selection were additive to performance, while Risk Factors and Stock Specific detracted. From a factor perspective, Valuation and Momentum contributed to performance.

Derivatives were held during the period. The sleeve holds futures for equalization of excess cash balances. Generally, the maximum allocation in futures is less than 5% of the sleeve’s total market value.

Portfolio Managers:

Phillip Hart, CFA and Dennis S. Ruhl, CFA

The Fund is subject to the risks of investing in equity securities (including small companies and special situation companies). The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund may invest in real estate investment trusts (REITs), which are subject to abrupt or erratic price movements and generally lack liquidity. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Multi-Manager Small Cap Value Fund

Asset Allocation†

Common Stocks	96.7%
Repurchase Agreements	2.7%
Other assets in excess of liabilities	0.6%
100.0%

Top Industries††

Banks	15.8%
Real Estate Investment Trusts (REITs)	11.2%
Electronic Equipment, Instruments & Components	3.8%
Software	3.6%
Insurance	3.5%
Machinery	3.5%
Electric Utilities	3.3%
Health Care Providers & Services	3.3%
Thrifts & Mortgage Finance	2.7%
Specialty Retail	2.7%
Other Industries*	46.6%
100.0%

Top Holdings††

Rovi Corp.	0.9%
Woodward, Inc.	0.8%
Universal Display Corp.	0.8%
CNO Financial Group, Inc.	0.8%
Take-Two Interactive Software, Inc.	0.8%
Westar Energy, Inc.	0.8%
New Jersey Resources Corp.	0.8%
Cooper Tire & Rubber Co.	0.7%
Cypress Semiconductor Corp.	0.7%
Brinker International, Inc.	0.7%
Other Holdings*	92.2%
100.0%

Objective

The Fund seeks capital appreciation.

Highlights for the Year Ended December 31, 2015

•	The Fund (Class I) registered -6.02%, outperforming the benchmark by 1.45% and underperforming the Lipper peer category median by 1.28%

†	Percentages indicated are based upon net assets as of December 31, 2015.

††	Percentages indicated are based upon total investments as of December 31, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Multi-Manager Small Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2015)

	1 Yr.	5 Yr.	10 Yr.
Class I	(6.02)%	10.06%	6.69%
Class II	(6.29)%	9.77%	6.43%
Class IV	(6.10)%	10.04%	6.69%
Class Y2	(5.94)%	10.20%	6.81%
Russell 2000® Value Index	(7.47)%	7.67%	5.57%
CPI	0.73%	1.53%	1.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class Y shares (March 27, 2008), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than to apply Class I shares.

Expense Ratios

Expense Ratio^
Class I	1.05%
Class II	1.30%
Class IV	1.05%
Class Y	0.90%

^	Current effective prospectus dated April 30, 2015. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.

8

Fund Performance (con’t.)	NVIT Multi-Manager Small Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund versus performance of the Russell 2000® Value Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/15. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2015) and continued to hold your shares at the end of the reporting period (December 31, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2015 through December 31, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2015 through December 31, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Value Fund December 31, 2015			Beginning Account Value ($) 07/01/15	Ending Account Value ($) 12/31/15	Expenses Paid During Period ($) 07/01/15 - 12/31/15	Expense Ratio During Period (%) 07/01/15 - 12/31/15
Class I Shares	Actual	(a)	1,000.00	931.60	5.16	1.06
	Hypothetical(a)(b)		1,000.00	1,019.86	5.40	1.06
Class II Shares	Actual	(a)	1,000.00	930.50	6.37	1.31
	Hypothetical(a)(b)		1,000.00	1,018.60	6.67	1.31
Class IV Shares	Actual	(a)	1,000.00	930.80	5.16	1.06
	Hypothetical(a)(b)		1,000.00	1,019.86	5.40	1.06
Class Y Shares	Actual	(a)	1,000.00	931.80	4.43	0.91
	Hypothetical(a)(b)		1,000.00	1,020.62	4.63	0.91

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2015 through December 31, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.7%

	Shares	Market Value

Aerospace & Defense 2.1%
AAR Corp.	50,100	$1,317,129
Cubic Corp.	20,000	945,000
Curtiss-Wright Corp.	28,415	1,946,427
Hexcel Corp.	56,200	2,610,490
Moog, Inc., Class A*	2,975	180,285
Triumph Group, Inc.	23,800	946,050
Vectrus, Inc.*	92,000	1,921,880

		9,867,261

Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.* (a)	41,300	1,707,342

Airlines 0.6%
Hawaiian Holdings, Inc.*	76,813	2,713,803
JetBlue Airways Corp.*	10,100	228,765

		2,942,568

Auto Components 1.2%
Cooper Tire & Rubber Co.	90,200	3,414,070
Dana Holding Corp. (a)	45,600	629,280
Metaldyne Performance Group, Inc.	25,000	458,500
Stoneridge, Inc.*	72,800	1,077,440

		5,579,290

Banks 15.7%
1st Source Corp.	3,640	112,367
Ameris Bancorp	16,700	567,633
Banc of California, Inc.	183,600	2,684,232
Bank of Hawaii Corp.	45,315	2,850,313
Bank of Marin Bancorp	3,800	202,920
BankUnited, Inc.	78,850	2,843,331
Banner Corp.	8,400	385,224
BBCN Bancorp, Inc.	16,400	282,408
Berkshire Hills Bancorp, Inc.	6,700	195,037
BNC Bancorp	4,700	119,286
Boston Private Financial Holdings, Inc.	12,700	144,018
Cascade Bancorp*	28,400	172,388
Cathay General Bancorp	16,300	510,679
Chemical Financial Corp.	6,755	231,494
Citizens & Northern Corp. (a)	6,700	140,700
Columbia Banking System, Inc. (a)	6,817	221,621
Community Trust Bancorp, Inc.	12,657	442,489
CommunityOne Bancorp*	6,100	82,167
ConnectOne Bancorp, Inc.	8,180	152,884
Customers Bancorp, Inc.*	54,540	1,484,579
CVB Financial Corp.	163,318	2,763,340
East West Bancorp, Inc.	13,122	545,350
Enterprise Financial Services Corp.	25,900	734,265
Fidelity Southern Corp.	48,984	1,092,833
Financial Institutions, Inc.	13,500	378,000
First Bancorp	5,100	95,574
First Busey Corp.	4,400	90,772
First Business Financial Services, Inc.	16,700	417,667

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
First Citizens BancShares, Inc., Class A	1,400	$361,438
First Commonwealth Financial Corp. (a)	105,400	955,978
First Community Bancshares, Inc.	19,700	367,011
First Financial Bancorp	20,500	370,435
First Financial Corp.	4,200	142,674
First Interstate BancSystem, Inc., Class A	43,800	1,273,266
First Merchants Corp. (a)	30,100	765,142
First Midwest Bancorp, Inc.	27,300	503,139
First NBC Bank Holding Co.* (a)	23,500	878,665
First Niagara Financial Group, Inc.	35,096	380,792
First of Long Island Corp. (The)	3,900	117,000
FirstMerit Corp. (a)	177,964	3,319,029
Flushing Financial Corp.	118,515	2,564,665
Franklin Financial Network, Inc.*	16,400	514,632
Fulton Financial Corp.	99,600	1,295,796
German American Bancorp, Inc.	2,600	86,632
Glacier Bancorp, Inc.	101,300	2,687,489
Great Southern Bancorp, Inc.	8,400	380,184
Green Bancorp, Inc.* (a)	13,300	139,384
Hampton Roads Bankshares, Inc.*	16,200	29,808
Hanmi Financial Corp.	124,790	2,960,019
Heartland Financial USA, Inc.	22,100	693,056
Heritage Financial Corp.	10,600	199,704
Hilltop Holdings, Inc.*	43,000	826,460
Horizon Bancorp (a)	10,100	282,396
IBERIABANK Corp. (a)	6,300	346,941
Independent Bank Corp.	37,800	954,303
Investors Bancorp, Inc.	150,544	1,872,767
LegacyTexas Financial Group, Inc.	92,285	2,308,971
MainSource Financial Group, Inc.	19,700	450,736
MB Financial, Inc. (a)	4,881	157,998
National Penn Bancshares, Inc.	31,145	384,018
NBT Bancorp, Inc.	29,300	816,884
PacWest Bancorp	10,500	452,550
Park Sterling Corp.	19,900	145,668
Pinnacle Financial Partners, Inc. (a)	57,600	2,958,336
Preferred Bank, Los Angeles	35,000	1,155,700
PrivateBancorp, Inc.	79,000	3,240,580
Republic Bancorp, Inc., Class A	6,555	173,117
Sierra Bancorp	10,600	187,090
Simmons First National Corp., Class A	4,600	236,256
South State Corp.	5,574	401,049
Southwest Bancorp, Inc.	55,000	961,400
Sterling Bancorp	91,700	1,487,374
Stock Yards Bancorp, Inc.	4,200	158,718
Stonegate Bank	12,100	397,606
Texas Capital Bancshares, Inc.*	50,705	2,505,841
Tompkins Financial Corp.	3,800	213,408
TriCo Bancshares	66,100	1,813,784
TriState Capital Holdings, Inc.*	21,400	299,386
Triumph Bancorp, Inc.*	15,200	250,800
Trustmark Corp.	9,600	221,184
Union Bankshares Corp.	8,881	224,156

11

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Webster Financial Corp.	13,900	$516,941
WesBanco, Inc.	45,200	1,356,904
West Bancorporation, Inc.	14,300	282,425
Wilshire Bancorp, Inc. (a)	144,200	1,665,510
Wintrust Financial Corp.	31,000	1,504,120
Yadkin Financial Corp.	10,100	254,217

		72,395,103

Biotechnology 0.8%
Applied Genetic Technologies Corp.*	1,900	38,760
Avalanche Biotechnologies, Inc.* (a)	1,700	16,184
Calithera Biosciences, Inc.* (a)	72,000	551,520
Cara Therapeutics, Inc.*	8,500	143,310
Celldex Therapeutics, Inc.* (a)	43,200	677,376
Dicerna Pharmaceuticals, Inc.*	5,900	70,033
Immune Design Corp.* (a)	3,300	66,264
Kite Pharma, Inc.* (a)	4,600	283,452
Lexicon Pharmaceuticals, Inc.* (a)	35,300	469,843
Merrimack Pharmaceuticals, Inc.* (a)	18,400	145,360
Sage Therapeutics, Inc.*	8,900	518,870
Ultragenyx Pharmaceutical, Inc.*	4,300	482,374
Zafgen, Inc.*	2,800	17,612

		3,480,958

Building Products 0.6%
Armstrong World Industries, Inc.*	53,040	2,425,519
Gibraltar Industries, Inc.*	10,600	269,664

		2,695,183

Capital Markets 2.0%
Arlington Asset Investment Corp., Class A (a)	76,400	1,010,772
BGC Partners, Inc., Class A	76,600	751,446
Diamond Hill Investment Group, Inc.	10,540	1,992,060
Houlihan Lokey, Inc.	9,600	251,616
INTL. FCStone, Inc.*	4,400	147,224
Piper Jaffray Cos.*	27,200	1,098,880
Pzena Investment Management, Inc., Class A	103,707	891,880
Stifel Financial Corp.*	17,100	724,356
Waddell & Reed Financial, Inc., Class A	75,645	2,167,986

		9,036,220

Chemicals 1.5%
A. Schulman, Inc.	24,800	759,872
Chemtura Corp.*	24,974	681,041
Flotek Industries, Inc.*	51,385	587,844
FutureFuel Corp.	25,400	342,900
Innophos Holdings, Inc.	32,855	952,138
Innospec, Inc.	2,800	152,068
Methanex Corp.	24,123	796,300
Minerals Technologies, Inc.	29,300	1,343,698
Trinseo SA* (a)	44,500	1,254,900

		6,870,761

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies 1.8%
ABM Industries, Inc.	69,800	$1,987,206
ACCO Brands Corp.*	279,000	1,989,270
ARC Document Solutions, Inc.*	29,000	128,180
Essendant, Inc.	7,600	247,076
Kimball International, Inc., Class B	17,000	166,090
Quad/Graphics, Inc.	255,500	2,376,150
RR Donnelley & Sons Co.	16,397	241,364
Viad Corp.	27,200	767,856
West Corp.	24,400	526,308

		8,429,500

Communications Equipment 1.7%
Comtech Telecommunications Corp.	18,400	369,656
EMCORE Corp.*	149,146	914,265
Extreme Networks, Inc.*	245,200	1,000,416
Harmonic, Inc.*	385,960	1,570,857
NetScout Systems, Inc.*	72,260	2,218,382
Ubiquiti Networks, Inc.*	61,218	1,939,999

		8,013,575

Construction & Engineering 0.8%
Argan, Inc.	28,900	936,360
EMCOR Group, Inc.	43,000	2,065,720
Tutor Perini Corp.* (a)	29,608	495,638

		3,497,718

Consumer Finance 0.5%
Cash America International, Inc.	75,200	2,252,240

Containers & Packaging 0.5%
Silgan Holdings, Inc.	41,695	2,239,855

Diversified Consumer Services 0.6%
K12, Inc.*	53,700	472,560
Service Corp. International	80,910	2,105,278

		2,577,838

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	19,635	1,274,312
GAIN Capital Holdings, Inc.	16,900	137,059
Morningstar, Inc.	18,145	1,459,039

		2,870,410

Diversified Telecommunication Services 0.9%
IDT Corp., Class B	44,700	521,202
Inteliquent, Inc.	134,200	2,384,734
Lumos Networks Corp.*	125,748	1,408,378

		4,314,314

Electric Utilities 3.3%
Cleco Corp. (a)	19,700	1,028,537
El Paso Electric Co. (a)	20,900	804,650
Empire District Electric Co. (The) (a)	15,100	423,857

12

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
Genie Energy Ltd., Class B* (a)	22,100	$246,415
Great Plains Energy, Inc.	83,080	2,268,915
IDACORP, Inc.	30,100	2,046,800
MGE Energy, Inc.	9,650	447,760
PNM Resources, Inc.	25,900	791,763
Portland General Electric Co.	74,700	2,716,839
Spark Energy, Inc., Class A (a)	23,100	478,632
Unitil Corp.	8,000	287,040
Westar Energy, Inc.	84,505	3,583,857

		15,125,065

Electrical Equipment 0.8%
EnerSys	19,200	1,073,856
General Cable Corp.	206,800	2,777,324

		3,851,180

Electronic Equipment, Instruments & Components 3.7%
Benchmark Electronics, Inc.*	74,375	1,537,331
Fabrinet*	62,000	1,476,840
GSI Group, Inc.*	7,800	106,236
Insight Enterprises, Inc.*	110,100	2,765,712
Kimball Electronics, Inc.*	75,350	828,097
Littelfuse, Inc.	5,914	632,857
National Instruments Corp.	51,880	1,488,437
Sanmina Corp.*	162,011	3,334,187
Tech Data Corp.*	2,800	185,864
Universal Display Corp.*	67,416	3,670,127
Vishay Intertechnology, Inc. (a)	93,300	1,124,265
Vishay Precision Group, Inc.*	7,800	88,296

		17,238,249

Energy Equipment & Services 1.5%
Archrock, Inc.	74,000	556,480
Atwood Oceanics, Inc. (a)	198,900	2,034,747
Basic Energy Services, Inc.* (a)	13,700	36,716
Bristow Group, Inc. (a)	15,500	401,450
Dril-Quip, Inc.*	16,255	962,784
Helix Energy Solutions Group, Inc.*	140,000	736,400
Hornbeck Offshore Services, Inc.* (a)	40,600	403,564
Matrix Service Co.*	60,900	1,250,886
Parker Drilling Co.*	115,700	210,574
Superior Energy Services, Inc.	17,126	230,687

		6,824,288

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	13,050	412,771
SpartanNash Co.	52,400	1,133,936
SUPERVALU, Inc.*	225,100	1,526,178
United Natural Foods, Inc.*	64,085	2,522,386
Village Super Market, Inc., Class A	6,000	158,100

		5,753,371

Common Stocks (continued)

	Shares	Market Value

Food Products 1.0%
B&G Foods, Inc.	75,005	$2,626,675
Dean Foods Co. (a)	3,600	61,740
John B. Sanfilippo & Son, Inc.	14,300	772,629
Pinnacle Foods, Inc.	23,700	1,006,302

		4,467,346

Gas Utilities 1.8%
Laclede Group, Inc. (The) (a)	9,200	546,572
New Jersey Resources Corp.	105,700	3,483,872
Northwest Natural Gas Co.	18,400	931,224
Southwest Gas Corp.	25,800	1,423,128
WGL Holdings, Inc.	27,500	1,732,225

		8,117,021

Health Care Equipment & Supplies 2.4%
Cynosure, Inc., Class A*	20,800	929,136
Greatbatch, Inc.*	48,850	2,564,625
ICU Medical, Inc.*	14,500	1,635,310
Integra LifeSciences Holdings Corp.*	25,717	1,743,098
NuVasive, Inc.*	27,900	1,509,669
OraSure Technologies, Inc.*	29,400	189,336
Sientra, Inc.*	4,600	27,232
Wright Medical Group NV*	96,640	2,336,755

		10,935,161

Health Care Providers & Services 3.3%
Air Methods Corp.*	80,070	3,357,335
Alliance HealthCare Services, Inc.*	2,800	25,704
Cross Country Healthcare, Inc.*	143,700	2,355,243
Kindred Healthcare, Inc.	27,800	331,098
Molina Healthcare, Inc.*	33,600	2,020,368
PharMerica Corp.*	54,500	1,907,500
U.S. Physical Therapy, Inc.	45,808	2,458,974
WellCare Health Plans, Inc.*	33,015	2,582,103

		15,038,325

Hotels, Restaurants & Leisure 1.0%
Brinker International, Inc.	70,710	3,390,544
Fogo De Chao, Inc.* (a)	5,400	81,864
Isle of Capri Casinos, Inc.*	16,500	229,845
Ruth’s Hospitality Group, Inc.	42,700	679,784
Speedway Motorsports, Inc.	4,900	101,528

		4,483,565

Household Durables 1.4%
CalAtlantic Group, Inc.	21,612	819,527
Helen of Troy Ltd.*	35,400	3,336,450
Lifetime Brands, Inc.	29,600	392,496
M/I Homes, Inc.*	84,545	1,853,226
NACCO Industries, Inc., Class A	3,700	156,140
Skullcandy, Inc.*	11,745	55,554

		6,613,393

13

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Products 0.3%
Central Garden & Pet Co., Class A*	92,100	$1,252,560

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp. (a)	223,900	441,083
Dynegy, Inc.*	78,100	1,046,540
Ormat Technologies, Inc.	6,000	218,820

		1,706,443

Information Technology Services 1.4%
Everi Holdings, Inc.*	158,500	695,815
EVERTEC, Inc.	101,560	1,700,115
Forrester Research, Inc.	41,409	1,179,328
Sykes Enterprises, Inc.*	76,600	2,357,748
TeleTech Holdings, Inc.	11,100	309,801

		6,242,807

Insurance 3.5%
American Equity Investment Life Holding Co.	97,800	2,350,134
AMERISAFE, Inc.	28,000	1,425,200
AmTrust Financial Services, Inc.	17,556	1,081,098
Aspen Insurance Holdings Ltd.	18,000	869,400
Assured Guaranty Ltd.	13,900	367,377
CNO Financial Group, Inc.	188,800	3,604,192
Fidelity & Guaranty Life	20,400	517,548
First American Financial Corp. (a)	12,100	434,390
Horace Mann Educators Corp. (a)	2,600	86,268
Maiden Holdings Ltd. (a)	126,000	1,878,660
Selective Insurance Group, Inc.	22,600	758,908
Stewart Information Services Corp.	23,300	869,789
Symetra Financial Corp.	50,100	1,591,677
United Fire Group, Inc.	9,600	367,776

		16,202,417

Internet Software & Services 0.6%
Blucora, Inc.* (a)	48,500	475,300
Monster Worldwide, Inc.*	242,823	1,391,376
RetailMeNot, Inc.*	111,400	1,105,088

		2,971,764

Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A*	19,130	2,652,566

Machinery 3.5%
Global Brass & Copper Holdings, Inc.	113,100	2,409,030
Hurco Cos., Inc.	3,200	84,992
Hyster-Yale Materials Handling, Inc.	10,100	529,745
John Bean Technologies Corp.	60,645	3,021,941
Kadant, Inc.	29,700	1,206,117
Meritor, Inc.*	157,000	1,310,950
Mueller Industries, Inc.	84,770	2,297,267
Mueller Water Products, Inc., Class A	182,155	1,566,533
Woodward, Inc.	75,220	3,735,425

		16,162,000

Common Stocks (continued)

	Shares	Market Value

Marine 0.5%
Matson, Inc.	55,500	$2,365,965

Media 0.4%
E.W. Scripps Co. (The), Class A (a)	11,540	219,260
Journal Media Group, Inc.	35,379	425,256
Sinclair Broadcast Group, Inc., Class A	42,500	1,382,950

		2,027,466

Metals & Mining 0.5%
Commercial Metals Co. (a)	106,500	1,457,985
Schnitzer Steel Industries, Inc., Class A	28,300	406,671
Worthington Industries, Inc.	17,500	527,450

		2,392,106

Multi-Utilities 0.7%
NorthWestern Corp. (a)	21,200	1,150,100
Vectren Corp.	52,265	2,217,081

		3,367,181

Oil, Gas & Consumable Fuels 1.9%
Bill Barrett Corp.* (a)	50,700	199,251
Bonanza Creek Energy, Inc.* (a)	37,300	196,571
Callon Petroleum Co.*	288,600	2,406,924
Delek US Holdings, Inc.	44,700	1,099,620
Gastar Exploration, Inc.* (a)	50,800	66,548
Green Plains, Inc. (a)	71,300	1,632,770
Infinity Bio-Energy Ltd.* (b)	155,500	0
Oasis Petroleum, Inc.* (a)	24,500	180,565
Pacific Ethanol, Inc.* (a)	102,900	491,862
Panhandle Oil and Gas, Inc., Class A	5,600	90,496
Renewable Energy Group, Inc.* (a)	110,878	1,030,057
REX American Resources Corp.* (a)	8,400	454,188
Rex Energy Corp.* (a)	477,100	500,955
Stone Energy Corp.* (a)	47,000	201,630
Western Refining, Inc.	3,300	117,546
World Fuel Services Corp.	6,800	261,528

		8,930,511

Paper & Forest Products 1.0%
Domtar Corp.	8,000	295,600
KapStone Paper and Packaging Corp.	92,925	2,099,176
P.H. Glatfelter Co.	8,800	162,272
Schweitzer-Mauduit International, Inc.	50,100	2,103,699

		4,660,747

Personal Products 0.0%†
Revlon, Inc., Class A*	8,000	222,720

Pharmaceuticals 0.7%
Amphastar Pharmaceuticals, Inc.* (a)	17,900	254,717
Impax Laboratories, Inc.*	10,500	448,980
Lannett Co., Inc.*	46,215	1,854,146
Medicines Co. (The)*	6,400	238,976

14

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Revance Therapeutics, Inc.* (a)	5,200	$177,632
Zynerba Pharmaceuticals, Inc.* (a)	47,300	476,311

		3,450,762

Professional Services 1.5%
CRA International, Inc.*	11,300	210,745
Heidrick & Struggles International, Inc.	16,700	454,574
Kelly Services, Inc., Class A	63,200	1,020,680
Korn/Ferry International	76,500	2,538,270
Resources Connection, Inc.	43,900	717,326
RPX Corp.*	35,200	387,200
TrueBlue, Inc.*	30,400	783,104
VSE Corp.	16,300	1,013,534

		7,125,433

Real Estate Investment Trusts (REITs) 11.1%
Acadia Realty Trust	7,100	235,365
AG Mortgage Investment Trust, Inc.	9,400	120,696
Agree Realty Corp.	6,500	220,935
American Assets Trust, Inc.	8,200	314,470
American Campus Communities, Inc.	25,800	1,066,572
Armada Hoffler Properties, Inc.	13,100	137,288
ARMOUR Residential REIT, Inc.	29,100	633,216
Ashford Hospitality Prime, Inc.	48,017	696,247
Ashford Hospitality Trust, Inc.	208,800	1,317,528
Blackstone Mortgage Trust, Inc., Class A	65,800	1,760,808
Bluerock Residential Growth REIT, Inc.	19,900	235,815
Capstead Mortgage Corp.	217,500	1,900,950
Cedar Realty Trust, Inc.	95,000	672,600
Chatham Lodging Trust	17,600	360,448
Chesapeake Lodging Trust	28,900	727,124
CoreSite Realty Corp.	37,600	2,132,672
Cousins Properties, Inc.	194,700	1,836,021
CubeSmart	65,955	2,019,542
CyrusOne, Inc.	33,100	1,239,595
DCT Industrial Trust, Inc.	54,300	2,029,191
DiamondRock Hospitality Co.	225,500	2,176,075
EastGroup Properties, Inc.	3,100	172,391
Education Realty Trust, Inc.	18,333	694,454
EPR Properties	8,700	508,515
Extra Space Storage, Inc.	10,300	908,563
FelCor Lodging Trust, Inc.	60,300	440,190
First Industrial Realty Trust, Inc.	126,200	2,792,806
Franklin Street Properties Corp.	7,300	75,555
GEO Group, Inc. (The)	31,300	904,883
Getty Realty Corp.	8,400	144,060
Government Properties Income Trust	6,700	106,329
Gramercy Property Trust	158,500	1,223,620
Hersha Hospitality Trust	88,200	1,919,232
Hudson Pacific Properties, Inc.	14,200	399,588
Kite Realty Group Trust	109,100	2,828,963
LaSalle Hotel Properties	6,700	168,572
LTC Properties, Inc.	11,800	509,052

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust	22,700	$388,851
NorthStar Realty Europe Corp.	111,537	1,317,252
NorthStar Realty Finance Corp.	40,462	689,068
Orchid Island Capital, Inc.	58,300	578,919
Parkway Properties, Inc.	61,800	965,934
Potlatch Corp.	18,800	568,512
QTS Realty Trust, Inc., Class A	10,400	469,144
RAIT Financial Trust	144,700	390,690
Ramco-Gershenson Properties Trust	18,500	307,285
Redwood Trust, Inc.	118,600	1,565,520
Retail Opportunity Investments Corp.	162,300	2,905,170
Rexford Industrial Realty, Inc.	28,100	459,716
Rouse Properties, Inc.	20,200	294,112
Silver Bay Realty Trust Corp.	31,900	499,554
Summit Hotel Properties, Inc.	197,500	2,360,125
Sun Communities, Inc.	8,700	596,211
Sunstone Hotel Investors, Inc.	114,456	1,429,555

		51,415,549

Real Estate Management & Development 0.2%
Alexander & Baldwin, Inc.	23,000	812,130
RMR Group, Inc. (The), Class A*	—	6

		812,136

Road & Rail 1.2%
ArcBest Corp.	15,500	331,545
Genesee & Wyoming, Inc., Class A*	28,481	1,529,145
Universal Truckload Services, Inc. (a)	5,100	71,604
Werner Enterprises, Inc.	85,855	2,008,148
YRC Worldwide, Inc.*	128,200	1,817,876

		5,758,318

Semiconductors & Semiconductor Equipment 2.6%
Alpha & Omega Semiconductor Ltd.*	28,153	258,726
Amkor Technology, Inc.*	288,700	1,755,296
CEVA, Inc.*	89,450	2,089,552
Cypress Semiconductor Corp.* (a)	346,908	3,403,167
First Solar, Inc.*	27,200	1,794,928
IXYS Corp.	58,125	734,119
MKS Instruments, Inc.	23,500	846,000
Ultra Clean Holdings, Inc.*	180,100	922,112
Xcerra Corp.*	58,700	355,135

		12,159,035

Software 3.6%
A10 Networks, Inc.*	104,900	688,144
CommVault Systems, Inc.*	52,745	2,075,516
EnerNOC, Inc.* (a)	85,900	330,715
PTC, Inc.*	74,900	2,593,787
RingCentral, Inc., Class A*	55,700	1,313,406
Rovi Corp.* (a)	246,312	4,103,558
Take-Two Interactive Software, Inc.* (a)	103,400	3,602,456
Tangoe, Inc.*	203,000	1,703,170

		16,410,752

15

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 2.7%
Abercrombie & Fitch Co., Class A	49,000	$1,323,000
Barnes & Noble, Inc.	17,200	149,812
Big 5 Sporting Goods Corp.	11,400	113,886
Caleres, Inc.	110,085	2,952,480
Cato Corp. (The), Class A	21,300	784,266
Children’s Place, Inc. (The)	36,700	2,025,840
Citi Trends, Inc.	22,200	471,750
Hibbett Sports, Inc.*	71,500	2,162,160
Office Depot, Inc.*	339,400	1,914,216
Tilly’s, Inc., Class A*	53,300	353,379

		12,250,789

Textiles, Apparel & Luxury Goods 1.1%
Fossil Group, Inc.*	31,750	1,160,780
Movado Group, Inc.	87,080	2,238,827
Steven Madden Ltd.*	60,020	1,813,804

		5,213,411

Thrifts & Mortgage Finance 2.7%
BankFinancial Corp.	4,800	60,624
Capitol Federal Financial, Inc.	65,655	824,627
Charter Financial Corp.	24,500	323,645
First Defiance Financial Corp.	9,200	347,576
Flagstar Bancorp, Inc.*	128,557	2,970,952
HomeStreet, Inc.*	105,000	2,279,550
Meta Financial Group, Inc.	7,900	362,847
PennyMac Financial Services, Inc., Class A*	80,000	1,228,800
Provident Financial Services, Inc. (a)	15,600	314,340
TrustCo Bank Corp.	283,185	1,738,756
United Community Financial Corp.	23,800	140,420
Walker & Dunlop, Inc.*	62,600	1,803,506
WSFS Financial Corp.	3,200	103,552

		12,499,195

Water Utilities 0.3%
American States Water Co.	18,000	755,100
Artesian Resources Corp., Class A (a)	3,800	105,260
California Water Service Group	14,200	330,434
Consolidated Water Co., Ltd. (a)	15,700	192,168

		1,382,962

Total Common Stocks (cost $402,899,346)		446,852,695

Repurchase Agreements 2.7%

	Principal Amount	Market Value

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $2,000,327, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 1.75%, maturing 08/31/17 - 03/31/22; total market value $2,040,001. (c)(d)(e)	$2,000,000	$2,000,000
Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $3,704,280, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 6.50%, maturing 05/20/22 - 12/20/45; total market value $3,778,231. (c)(d)	3,704,148	3,704,148
Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $2,762,077, collateralized by U.S. Government Agency Securities, ranging from 1.01% - 9.50%, maturing 11/01/16 - 10/20/65; total market value $2,817,212. (c)(d)	2,761,973	2,761,973
Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $4,000,257, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.63%, maturing 02/01/29 - 07/20/61; total market value $4,080,000. (c)(d)	4,000,000	4,000,000

Total Repurchase Agreements (cost $12,466,121)		12,466,121

Total Investments (cost $415,365,467) (f) — 99.4%		459,318,816
Other assets in excess of liabilities — 0.6%		2,734,681

NET ASSETS — 100.0%		$462,053,497

Amount designated as “–” is zero or has been rounded to zero.

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2015. The total value of securities on loan at December 31, 2015 was $28,407,039. which was collateralized by repurchase agreements with a value of $12,466,121 and $16,947,022 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 01/07/16 - 11/15/45 a total value of $29,413,143.

(b)	Fair valued security.

16

Statement of Investments (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund (Continued)

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2015 was $12,466,121,

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	Illiquid security.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

REIT	Real Estate Investment Trust

SA	Stock Company

At December 31, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
66	Russell 2000 Mini Future	03/18/16	$7,467,900	$(14,622)

At December 31, 2015, the fund had $310,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund
Assets:
Investments, at value* (cost $402,899,346)	$446,852,695
Repurchase agreements, at value (cost $12,466,121)	12,466,121

Total Investments, at value (total cost $415,365,467)	459,318,816

Cash	9,481,596
Deposits with broker for futures contracts	310,000
Dividends receivable	839,597
Security lending income receivable	16,478
Receivable for investments sold	6,644,017
Receivable for capital shares issued	422,643
Prepaid expenses	998

Total Assets	477,034,145

Liabilities:
Payable for investments purchased	1,859,412
Payable for capital shares redeemed	164,131
Payable for variation margin on futures contracts	65,182
Payable upon return of securities loaned (Note 2)	12,466,121
Accrued expenses and other payables:
Investment advisory fees	334,619
Fund administration fees	16,008
Distribution fees	7,803
Administrative servicing fees	41,497
Accounting and transfer agent fees	384
Custodian fees	2,590
Compliance program costs (Note 3)	515
Professional fees	14,340
Printing fees	7,971
Other	75

Total Liabilities	14,980,648

Net Assets	$462,053,497

Represented by:
Capital	$372,317,326
Accumulated undistributed net investment income	702,864
Accumulated net realized gains from investments and futures transactions	45,094,580
Net unrealized appreciation/(depreciation) from investments	43,953,349
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(14,622)

Net Assets	$462,053,497

*	Includes value of securities on loan of $28,407,039 (Note 2).

18

Statement of Assets and Liabilities (Continued)

December 31, 2015

NVIT Multi-Manager Small Cap Value Fund
Net Assets:
Class I Shares	$166,896,737
Class II Shares	36,287,147
Class IV Shares	21,125,484
Class Y Shares	237,744,129

Total	$462,053,497

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,666,181
Class II Shares	2,809,689
Class IV Shares	1,603,523
Class Y Shares	18,011,833

Total	35,091,226

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.18
Class II Shares	$12.92
Class IV Shares	$13.17
Class Y Shares	$13.20

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Year Ended December 31, 2015

NVIT Multi-Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$8,871,375
Income from securities lending (Note 2)	209,750
Interest income	17,929
Foreign tax withholding	(7,959)

Total Income	9,091,095

EXPENSES:
Investment advisory fees	4,307,968
Fund administration fees	197,275
Distribution fees Class II Shares	96,080
Administrative servicing fees Class I Shares	270,524
Administrative servicing fees Class II Shares	57,648
Administrative servicing fees Class IV Shares	34,935
Professional fees	40,371
Printing fees	31,790
Trustee fees	14,081
Custodian fees	18,363
Accounting and transfer agent fees	2,578
Compliance program costs (Note 3)	2,149
Other	13,984

Total expenses before fees waived	5,087,746

Investment advisory fees waived (Note 3)	(58,593)

Net Expenses	5,029,153

NET INVESTMENT INCOME	4,061,942

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	46,479,258
Net realized losses from futures transactions (Note 2)	(540,972)

Net realized gains from investments and futures transactions	45,938,286

Net change in unrealized appreciation/(depreciation) from investments	(78,390,175)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	257

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(78,389,918)

Net realized/unrealized losses from investments and futures transactions	(32,451,632)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,389,690)

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net investment income	$4,061,942	$3,050,290
Net realized gains from investments and futures transactions	45,938,286	51,304,738
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(78,389,918)	(17,140,669)

Change in net assets resulting from operations	(28,389,690)	37,214,359

Distributions to Shareholders From:
Net investment income:
Class I	(1,243,448)	(1,016,330)
Class II	(180,773)	(109,299)
Class III (a)	–	(8,106)
Class IV	(155,854)	(131,855)
Class Y	(2,136,248)	(1,947,106)
Net realized gains:
Class I	(18,189,635)	(18,205,003)
Class II	(3,944,188)	(3,499,695)
Class III (a)	–	–
Class IV	(2,359,505)	(2,353,027)
Class Y	(25,582,046)	(26,961,054)

Change in net assets from shareholder distributions	(53,791,697)	(54,231,475)

Change in net assets from capital transactions	(21,700,231)	21,631,843

Change in net assets	(103,881,618)	4,614,727

Net Assets:
Beginning of year	565,935,115	561,320,388

End of year	$462,053,497	$565,935,115

Accumulated undistributed net investment income at end of year	$702,864	$686,038

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,745,338	$7,800,468
Proceeds from shares issued from class conversion	–	3,233,688
Dividends reinvested	19,433,083	19,221,333
Cost of shares redeemed	(29,178,915)	(38,679,565)

Total Class I Shares	999,506	(8,424,076)

Class II Shares
Proceeds from shares issued	6,237,602	5,364,779
Dividends reinvested	4,124,961	3,608,994
Cost of shares redeemed	(6,956,141)	(7,387,593)

Total Class II Shares	3,406,422	1,586,180

Class III Shares (a)
Proceeds from shares issued	–	761,106
Dividends reinvested	–	8,106
Cost of shares redeemed in class conversion	–	(3,233,688)
Cost of shares redeemed	–	(249,189)

Total Class III Shares	–	(2,713,665)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

21

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$557,749	$736,093
Dividends reinvested	2,515,359	2,484,882
Cost of shares redeemed	(3,227,069)	(4,351,223)

Total Class IV Shares	(153,961)	(1,130,248)

Class Y Shares
Proceeds from shares issued	9,451,375	23,619,399
Dividends reinvested	27,718,294	28,908,160
Cost of shares redeemed	(63,121,867)	(20,213,907)

Total Class Y Shares	(25,952,198)	32,313,652

Change in net assets from capital transactions	$(21,700,231)	$21,631,843

SHARE TRANSACTIONS:
Class I Shares
Issued	749,649	489,092
Issued in class conversion	–	199,796
Reinvested	1,473,804	1,261,085
Redeemed	(1,931,404)	(2,399,567)

Total Class I Shares	292,049	(449,594)

Class II Shares
Issued	424,001	344,661
Reinvested	319,568	241,235
Redeemed	(462,389)	(472,702)

Total Class II Shares	281,180	113,194

Class III Shares (a)
Issued	–	46,315
Reinvested	–	495
Redeemed in class conversion	–	(199,594)
Redeemed	–	(15,014)

Total Class III Shares	–	(167,798)

Class IV Shares
Issued	38,246	45,870
Reinvested	190,771	163,029
Redeemed	(215,073)	(270,218)

Total Class IV Shares	13,944	(61,319)

Class Y Shares
Issued	627,186	1,469,406
Reinvested	2,096,181	1,891,090
Redeemed	(3,910,589)	(1,256,860)

Total Class Y Shares	(1,187,222)	2,103,636

Total change in shares	(600,049)	1,538,119

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2015 (c)	$15.86	0.11	(1.07)	(0.96)	(0.10)	(1.62)	(1.72)	–	$13.18	(6.02%	)	$166,896,737	1.05%	0.74%	1.06%	40.80%
Year Ended December 31, 2014 (c)	$16.44	0.08	1.00	1.08	(0.08)	(1.58)	(1.66)	–	$15.86	7.02%		$196,289,425	1.05%	0.49%	1.08%	38.88%
Year Ended December 31, 2013 (c)	$11.81	0.10	4.65	4.75	(0.12)	–	(0.12)	–	$16.44	40.28%	(d)	$210,852,823	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012 (c)	$9.88	0.12	1.91	2.03	(0.10)	–	(0.10)	–	$11.81	20.44%		$169,293,150	1.06%	1.07%	1.10%	33.12%
Year Ended December 31, 2011 (c)	$10.45	0.04	(0.57)	(0.53)	(0.04)	–	(0.04)	–	$9.88	(5.07%	)	$166,500,971	1.10%	0.40%	1.11%	77.92%

Class II Shares
Year Ended December 31, 2015 (c)	$15.59	0.07	(1.05)	(0.98)	(0.07)	(1.62)	(1.69)	–	$12.92	(6.29%	)	$36,287,147	1.30%	0.50%	1.31%	40.80%
Year Ended December 31, 2014 (c)	$16.19	0.04	0.99	1.03	(0.05)	(1.58)	(1.63)	–	$15.59	6.77%		$39,407,075	1.30%	0.25%	1.33%	38.88%
Year Ended December 31, 2013 (c)	$11.63	0.07	4.58	4.65	(0.09)	–	(0.09)	–	$16.19	40.02%		$39,094,138	1.30%	0.49%	1.34%	52.17%
Year Ended December 31, 2012 (c)	$9.72	0.09	1.88	1.97	(0.06)	–	(0.06)	–	$11.63	20.30%		$25,451,386	1.31%	0.82%	1.35%	33.12%
Year Ended December 31, 2011 (c)	$10.31	0.02	(0.58)	(0.56)	(0.03)	–	(0.03)	–	$9.72	(5.45%	)	$24,188,053	1.35%	0.17%	1.36%	77.92%

Class IV Shares
Year Ended December 31, 2015 (c)	$15.86	0.11	(1.08)	(0.97)	(0.10)	(1.62)	(1.72)	–	$13.17	(6.10%	)	$21,125,484	1.05%	0.74%	1.06%	40.80%
Year Ended December 31, 2014 (c)	$16.44	0.08	1.00	1.08	(0.08)	(1.58)	(1.66)	–	$15.86	7.02%		$25,210,141	1.05%	0.49%	1.08%	38.88%
Year Ended December 31, 2013 (c)	$11.80	0.10	4.66	4.76	(0.12)	–	(0.12)	–	$16.44	40.40%		$27,139,734	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012 (c)	$9.87	0.12	1.91	2.03	(0.10)	–	(0.10)	–	$11.80	20.58%		$21,696,842	1.06%	1.08%	1.10%	33.12%
Year Ended December 31, 2011 (c)	$10.45	0.04	(0.58)	(0.54)	(0.04)	–	(0.04)	–	$9.87	(5.17%	)	$20,454,978	1.10%	0.42%	1.11%	77.92%

Class Y Shares
Year Ended December 31, 2015 (c)	$15.89	0.13	(1.08)	(0.95)	(0.12)	(1.62)	(1.74)	–	$13.20	(5.94%	)	$237,744,129	0.90%	0.89%	0.91%	40.80%
Year Ended December 31, 2014 (c)	$16.46	0.11	1.01	1.12	(0.11)	(1.58)	(1.69)	–	$15.89	7.23%		$305,028,474	0.90%	0.66%	0.93%	38.88%
Year Ended December 31, 2013 (c)	$11.82	0.13	4.65	4.78	(0.14)	–	(0.14)	–	$16.46	40.53%		$281,471,710	0.91%	0.88%	0.94%	52.17%
Year Ended December 31, 2012 (c)	$9.90	0.14	1.90	2.04	(0.12)	–	(0.12)	–	$11.82	20.68%		$207,560,388	0.91%	1.26%	0.95%	33.12%
Year Ended December 31, 2011 (c)	$10.47	0.07	(0.59)	(0.52)	(0.05)	–	(0.05)	–	$9.90	(4.99%	)	$148,283,331	0.95%	0.71%	0.96%	77.92%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2015

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2015, the Trust operates sixty-four (64) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “ Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24

Notes to Financial Statements (Continued)

December 31, 2015

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

25

Notes to Financial Statements (Continued)

December 31, 2015

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,867,261	$—	$—	$9,867,261
Air Freight & Logistics	1,707,342	—	—	1,707,342
Airlines	2,942,568	—	—	2,942,568
Auto Components	5,579,290	—	—	5,579,290
Banks	72,395,103	—	—	72,395,103
Biotechnology	3,480,958	—	—	3,480,958
Building Products	2,695,183	—	—	2,695,183
Capital Markets	9,036,220	—	—	9,036,220
Chemicals	6,870,761	—	—	6,870,761
Commercial Services & Supplies	8,429,500	—	—	8,429,500
Communications Equipment	8,013,575	—	—	8,013,575
Construction & Engineering	3,497,718	—	—	3,497,718
Consumer Finance	2,252,240	—	—	2,252,240
Containers & Packaging	2,239,855	—	—	2,239,855
Diversified Consumer Services	2,577,838	—	—	2,577,838
Diversified Financial Services	2,870,410	—	—	2,870,410
Diversified Telecommunication Services	4,314,314	—	—	4,314,314
Electric Utilities	15,125,065	—	—	15,125,065
Electrical Equipment	3,851,180	—	—	3,851,180
Electronic Equipment, Instruments & Components	17,238,249	—	—	17,238,249
Energy Equipment & Services	6,824,288	—	—	6,824,288
Food & Staples Retailing	5,753,371	—	—	5,753,371
Food Products	4,467,346	—	—	4,467,346
Gas Utilities	8,117,021	—	—	8,117,021
Health Care Equipment & Supplies	10,935,161	—	—	10,935,161
Health Care Providers & Services	15,038,325	—	—	15,038,325
Hotels, Restaurants & Leisure	4,483,565	—	—	4,483,565
Household Durables	6,613,393	—	—	6,613,393
Household Products	1,252,560	—	—	1,252,560
Independent Power and Renewable Electricity Producers	1,706,443	—	—	1,706,443
Information Technology Services	6,242,807	—	—	6,242,807
Insurance	16,202,417	—	—	16,202,417
Internet Software & Services	2,971,764	—	—	2,971,764
Life Sciences Tools & Services	2,652,566	—	—	2,652,566
Machinery	16,162,000	—	—	16,162,000
Marine	2,365,965	—	—	2,365,965
Media	2,027,466	—	—	2,027,466
Metals & Mining	2,392,106	—	—	2,392,106
Multi-Utilities	3,367,181	—	—	3,367,181
Oil, Gas & Consumable Fuels	8,930,511	—	—	8,930,511
Paper & Forest Products	4,660,747	—	—	4,660,747
Personal Products	222,720	—	—	222,720
Pharmaceuticals	3,450,762	—	—	3,450,762
Professional Services	7,125,433	—	—	7,125,433
Real Estate Investment Trusts (REITs)	51,415,549	—	—	51,415,549
Real Estate Management & Development	812,136	—	—	812,136
Road & Rail	5,758,318	—	—	5,758,318
Semiconductors & Semiconductor Equipment	12,159,035	—	—	12,159,035

26

Notes to Financial Statements (Continued)

December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Software	$16,410,752	$—	$—	$16,410,752
Specialty Retail	12,250,789	—	—	12,250,789
Textiles, Apparel & Luxury Goods	5,213,411	—	—	5,213,411
Thrifts & Mortgage Finance	12,499,195	—	—	12,499,195
Water Utilities	1,382,962	—	—	1,382,962
Total Common Stocks	$446,852,695	$—	$—	$446,852,695
Repurchase Agreements	—	12,466,121	—	12,466,121
Total Assets	$446,852,695	$12,466,121	$—	$459,318,816

Liabilities:
Futures Contracts	$(14,622)	$—	$—	$(14,622)
Total Liabilities	$(14,622)	$—	$—	$(14,622)
Total	$446,838,073	$12,466,121	$—	$459,304,194

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2015, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

27

Notes to Financial Statements (Continued)

December 31, 2015

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2015

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(14,622)
Total		$(14,622)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(540,972)
Total	$(540,972)

28

Notes to Financial Statements (Continued)

December 31, 2015

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2015

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$257
Total	$257

Information about derivative instruments reflected as of December 31, 2015 is generally indicative of the type of derivative instruments used for the Fund. The number of futures contracts held by the Fund as of December 31, 2015 is generally indicative of the volume for the year ended December 31, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At December 31, 2015, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the year ended December 31, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2015, were $12,466,121, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all

29

Notes to Financial Statements (Continued)

December 31, 2015

remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2015, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the year ended December 31, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015, the joint repos on a gross basis were as follows:

Deutsche Bank Securities, Inc., 0.31%, dated 12/17/15, due 01/05/16, repurchase price $250,040,903, collateralized by U.S. Government Treasury Securities ranging 0.63%–1.75%, maturing 08/31/17–03/31/22; total market value $255,000,082.

Goldman Sachs & Co., 0.32%, dated 12/31/15, due 01/04/16, repurchase price $250,008,889, collateralized by U.S. Government Agency Securities ranging 1.63%–6.50%, maturing 05/20/22–12/20/45; total market value $255,000,000.

Nomura Securities International, Inc., 0.34%, dated 12/31/15, due 01/04/16, repurchase price $250,009,444, collateralized by U.S. Government Agency Securities ranging 1.01%–9.50%, maturing 11/01/16–10/20/65; total market value $255,000,000.

Nomura Securities International, Inc., 0.33%, dated 12/30/15, due 01/06/16, repurchase price $200,012,833, collateralized by U.S. Government Agency Securities ranging 3.00%–4.63%, maturing 02/01/29–07/20/61; total market value $204,000,000.

30

Notes to Financial Statements (Continued)

December 31, 2015

At December 31, 2015, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Goldman Sachs & Co.	3,704,148	—	3,704,148	(3,704,148)	—
Nomura Securities International, Inc.	2,761,973	—	2,761,973	(2,761,973)	—
Nomura Securities International, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Total	$12,466,121	$—	$12,466,121	$(12,466,121)	$—

Amounts designated as “—” are zero.

*	At December 31, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

31

Notes to Financial Statements (Continued)

December 31, 2015

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2015 are primarily attributable to return of capital dividends, REIT capital gain dividend reclassifications and distribution redesignation. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2015 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investment and futures transactions
$—	$(328,793)	$328,793

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding

32

Notes to Financial Statements (Continued)

December 31, 2015

shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

Effective May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.87%
$200 million and more	0.82%

Prior to May 1, 2015, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.90%
$200 million and more	0.85%

Due to a reduction in the subadvisory fees payable by NFA, NFA agreed to waive from its Investment Advisory Fee until April 30, 2015, an amount equal to $58,593, for which NFA shall not be entitled to later seek recoupment.

For the year ended December 31, 2015, the Fund’s effective advisory fee rate before voluntary fee waivers was 0.85%, and after voluntary fee waivers was 0.84%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2015, NFM earned $197,275 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

33

Notes to Financial Statements (Continued)

December 31, 2015

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2015, the Fund’s portion of such costs amounted to $2,149.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2015, the Fund’s total administrative services fees were $363,107.

For the year ended December 31, 2015, the effective rate for administrative services fees paid by the Fund was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, the Fund had contributions to capital due to the collection of redemption fees in the amount of $224.

5.  Line of Credit

Effective July 16, 2015, the Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Prior to July 16, 2015, the line of credit required a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the year ended December 31, 2015, the Fund had no borrowings under the line of credit.

34

Notes to Financial Statements (Continued)

December 31, 2015

6.  Investment Transactions

For the year ended December 31, 2015, the Fund had purchases of $200,540,360 and sales of $270,455,278 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In May 2015, the FASB issued ASU No. 2015-07: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2015, the Fund recaptured $30,993 of brokerage commissions.

35

Notes to Financial Statements (Continued)

December 31, 2015

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$15,004,714	$38,786,983	$53,791,697	$—	$53,791,697

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,212,696	$51,018,779	$54,231,475	$—	$54,231,475

Amount designated as “—” is zero or has been rounded to zero.

*	Ordinary income amounts include net short-term capital gains, if any.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$702,864	$45,937,101	$46,639,965	$—	$43,096,206	$89,736,171

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$416,222,610	$89,407,983	$(46,311,777)	$43,096,206

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Multi-Manager Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 17, 2016

37

Supplemental Information

December 31, 2015 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2015, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 54.72%.

The Fund designates $38,786,983 or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

38

Management Information

December 31, 2015

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, and other directorships or trusteeships they have held during the past five years in any publicly-traded company or registered investment company are shown below. There are 64 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	119	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	119	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	119	None

39

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).	119	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	119	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	119	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	119	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	119	None

40

Management Information (Continued)

December 31, 2015

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years[2]
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	119	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

41

Management Information (Continued)

December 31, 2015

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group[2] and NWD Investments[2].
Jennifer T. Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.[2] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[2] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[2]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Fund.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

42

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup Non-US Dollar World Government Bond Index: An unmanaged, market capitalization-weighted index that reflects the performance of fixed-rate government bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.

Citigroup US Broad Investment-Grade Bond Index: An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

43

Market Index Definitions (con’t.)

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of nongovernment retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Markets Bond Index: An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

44

Market Index Definitions (con’t.)

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap global developed-market equities.

Morningstar® Moderate Target Risk Index: One of a series of unmanaged indexes that cover a global set of stocks, bonds, and commodities and are designed to benchmark asset allocation products across a risk spectrum ranging from conservative to aggressive. Asset-class weights are adjusted annually and rebalanced quarterly, based on an asset allocation methodology from Ibbotson Associates, a Morningstar company.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

45

Glossary

Definitions of some commonly used investment terms:

Active strategy: Actively making investment decisions and initiating buying and selling of securities with the goal of maximizing investment return.

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up approach: A method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Commodity: An asset that has tangible properties, such as oil, coal, natural gas, metals and agricultural products.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Convertible securities: Debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

46

Glossary (con’t.)

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Future: A contract that obligates a buyer to buy and a seller to sell a specified quantity of an underlying asset at a specified price on the contract’s maturity date.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments. Inflation-protected securities include inflation-indexed bonds, such as Treasury Inflation Protected Securities (“TIPS”), whose principal value is periodically adjusted to the rate of inflation. TIPS are inflation-indexed bonds that are issued by the U.S. Treasury.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Passive strategy: Investing in stocks, bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock or bond index.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

47

Glossary (con’t.)

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Short sale: Selling a security that the Fund or an Underlying Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

48

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

2

3(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on board’s audit committee.

3(a)(2)	The audit committee financial expert of the registrant’s board of trustees is Paula H.J. Cholmondeley, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d): The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended December 31, 2014, and December 31, 2015.

	2014		2015
Audit Fees	$1,020,271		$1,036,923
Audit-Related Fees	$21,238	(a)	$36,238	(c)
Tax Fees	$339,854	(b)	$408,103	(d)
All Other Fees	$0		$0

Total	$1,381,363		$1,481,264

(a) Audit-related fee amount represents fees for Form N-17f-2.

(b) Tax fee amount represents tax compliance for federal, state and international matters, general advice as well as advice as it relates to foreign tax reclaims.

(c) Audit-related fee amount represents fees for FORM N-17f-2 and FORM N-14.

(d) Tax fee amount represents tax compliance for federal, state and international matters, general advice as well as advice as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2014, and December 31, 2015.

3

	2014	2015
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2014, and December 31, 2015:

	2014	2015
Audit-Related Fees	None	None
Tax Fees (1)	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2014, and December 31, 2015:

	2014	2015
Audit-Related Fees	N/A	N/A

4

	2014	2015
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2014, and December 31, 2015, were $0 and $0, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered PwC’s provision of non-audit services to NFA and Covered Services Providers, that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditor’s provision of these services is compatible with maintaining the auditor’s independence.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 C.F.R. § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 C.F.R. §240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable

Item 6.	Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 C.F.R. § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

5

Instruction of paragraph (a)

Schedule I – Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I – Investments in securities of unaffiliated issuers need not be audited.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested. This Item 6(b) shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable

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Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 C.F.R. § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 C.F.R. § 240.14a-101), or this Item.

Not Applicable

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR §240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 C.F.R. § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 C.F.R. § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 C.F.R. § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended effective as of June 30, 2015, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 C.F.R. § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

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(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 C.F.R. § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	February 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	February 17, 2016

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	February 17, 2016

Date:

*	Print the name and title of each signing officer under his or her signature.

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